2020 QUARTERLY REPORT
Russell Investment Company
January 31, 2020
FUND SHARE CLASS
U.S. Equity Funds
Equity Income Fund A, C, E, S, Y
Sustainable Equity Fund A, C, E, S, Y
U.S. Dynamic Equity Fund A, C, E, S, Y
U.S. Strategic Equity Fund A, C, E, M, S
U.S. Small Cap Equity Fund A, C, E, M, R6, S, Y
International and Global Equity Funds
International Developed Markets Fund A, C, E, M, S, Y
Global Equity Fund A, C, E, M, S, Y
Emerging Markets Fund A, C, E, M, R6, S, Y
Tax-Managed Equity Funds
Tax-Managed U.S. Large Cap Fund A, C, E, M, S
Tax-Managed U.S. Mid & Small Cap Fund A, C, E, M, S
Tax-Managed International Equity Fund A, C, E, M, S
Tax-Managed Real Assets Fund A, C, M, S
Fixed Income Funds
Opportunistic Credit Fund (formerly, Global Opportunistic Credit Fund) A, C, E, M, S, Y
Unconstrained Total Return Fund A, C, M, S, Y
Strategic Bond Fund A, C, E, M, R6, S, Y
Investment Grade Bond Fund A, C, E, M, R6, S, Y
Short Duration Bond Fund A, C, E, M, R6, S, Y
Tax Exempt Fixed Income Funds
Tax-Exempt High Yield Bond Fund A, C, E, M, S
Tax-Exempt Bond Fund A, C, E, M, S
Alternative Funds
Commodity Strategies Fund A, C, E, M, S, Y
Global Infrastructure Fund A, C, E, M, S, Y
Global Real Estate Securities Fund A, C, E, M, R6, S, Y
Specialty Funds
Multi-Strategy Income Fund A, C, E, M, S, Y
Multi-Asset Growth Strategy Fund A, C, M, S, Y
Strategic Call Overwriting Fund S
Multifactor Equity Funds
Multifactor U.S. Equity Fund A, C, M, R6, S, Y
Multifactor International Equity Fund M, R6, S, Y
Multifactor Fixed Income Funds
Multifactor Bond Fund Y

Russell Investment
Company
Russell Investment Company is a
series investment company with
34 different investment portfolios
referred to as Funds. This
Quarterly Report reports on 28 of
these Funds.

Page
Equity Income Fund 3
Sustainable Equity Fund 7
U.S. Dynamic Equity Fund 12
U.S. Strategic Equity Fund 18
U.S. Small Cap Equity Fund 23
International Developed Markets Fund 35
Global Equity Fund 46
Emerging Markets Fund 56
Tax-Managed U.S. Large Cap Fund 67
Tax-Managed U.S. Mid & Small Cap Fund 72
Tax-Managed International Equity Fund 81
Tax-Managed Real Assets Fund 95
Opportunistic Credit Fund 103
Unconstrained Total Return Fund 141
Strategic Bond Fund 173
Investment Grade Bond Fund 213
Short Duration Bond Fund 232
Tax-Exempt High Yield Bond Fund 248
Tax-Exempt Bond Fund 279
Commodity Strategies Fund 318
Global Infrastructure Fund 333
Global Real Estate Securities Fund 339
Multi-Strategy Income Fund 346
Multi-Asset Growth Strategy Fund 390
Strategic Call Overwriting Fund 433
Multifactor U.S. Equity Fund 438
Multifactor International Equity Fund 444
Multifactor Bond Fund 458
Notes to Schedules of Investments 467
Notes to Quarterly Report 469
Russell Investment Company
Quarterly Report
January 31, 2020 (Unaudited)
Table of Contents

Russell Investment Company.
Copyright © Russell Investments 2020. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Company
Equity Income Fund
Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.8%
Consumer Discretionary - 10.2%
Amazon.com, Inc.(Æ) 1,033 2,075
Carnival Corp. 6,768 295
Cinemark Holdings, Inc. 26,030 820
Comcast Corp. Class A 64,314 2,778
Costco Wholesale Corp. 2,440 745
Designer Brands, Inc. Class A 18,974 270
Dollar Tree, Inc.(Æ) 4,314 376
DR Horton, Inc. 15,051 891
eBay, Inc. 19,352 649
General Motors Co. 61,827 2,064
Home Depot, Inc. (The) 6,094 1,390
Kohl's Corp. 7,063 302
Lennar Corp. Class A 4,597 305
Lowe's Cos., Inc. 16,793 1,952
Macy's, Inc. 8,370 134
Marriott International, Inc. Class A 3,101 434
McDonald's Corp. 4,657 996
Mohawk Industries, Inc.(Æ) 9,114 1,200
Nike, Inc. Class B 8,966 863
Nordstrom, Inc. 6,148 227
Norwegian Cruise Line Holdings, Ltd.(Æ) 21,218 1,143
PulteGroup, Inc. 37,198 1,661
Starbucks Corp. 9,870 837
Target Corp. 7,085 785
Thomson Reuters Corp. 5,046 405
TJX Cos., Inc. 10,168 600
Toll Brothers, Inc. 7,511 333
ViacomCBS, Inc. Class B 2,512 86
Walmart, Inc. 7,342 841
Walt Disney Co. (The) 8,329 1,152
Whirlpool Corp. 7,632 1,116
Yum China Holdings, Inc. 2,660 115
Yum! Brands, Inc. 3,157 334
28,174
Consumer Staples - 6.5%
Altria Group, Inc. 7,612 362
Archer-Daniels-Midland Co. 5,885 263
Coca-Cola Co. (The) 15,995 934
CVS Health Corp. 69,890 4,740
General Mills, Inc. 7,340 383
Ingredion, Inc. 17,798 1,566
Kellogg Co. 3,844 262
Kimberly-Clark Corp. 1,652 237
Kraft Heinz Co. (The) 4,240 124
Molson Coors Brewing Co. Class B 65,731 3,653
Mondelez International, Inc. Class A 11,748 674
PepsiCo, Inc. 6,012 854
Philip Morris International, Inc. 5,468 452
Procter & Gamble Co. (The) 10,461 1,304
Sysco Corp. 5,278 434
Tyson Foods, Inc. Class A 17,557 1,451
Walgreens Boots Alliance, Inc. 6,685 340
18,033
Energy - 9.4%
BP PLC - ADR 101,761 3,677
Canadian Natural Resources, Ltd. 98,059 2,758
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Chevron Corp. 22,091 2,367
ConocoPhillips 29,767 1,769
EOG Resources, Inc. 20,007 1,459
Exxon Mobil Corp. 20,338 1,263
Halliburton Co. 81,207 1,771
Hess Corp. 17,258 976
Magna International, Inc. Class A 25,604 1,298
Occidental Petroleum Corp. 4,878 194
Phillips 66 21,359 1,952
Royal Dutch Shell PLC Class B - ADR 28,215 1,503
Schlumberger, Ltd. 107,589 3,605
Valero Energy Corp. 19,206 1,619
26,211
Financial Services - 22.6%
AerCap Ireland Capital, Ltd. / AerCap Global
Aviation Trust(Æ) 22,982 1,301
Aflac, Inc. 10,304 531
AGNC Investment Corp.(Æ) 27,208 506
Allstate Corp. (The) 5,143 610
American Express Co. 15,916 2,067
American Tower Corp.(ö) 2,874 666
Ameriprise Financial, Inc. 1,689 279
Annaly Capital Management, Inc.(ö) 144,301 1,408
Banco Santander SA - ADR 225,197 883
Bank of America Corp. 86,426 2,837
Berkshire Hathaway, Inc. Class B(Æ) 23,151 5,197
Brookfield Property Partners, LP 10,806 200
Chubb, Ltd. 18,751 2,850
Citigroup, Inc. 61,402 4,569
Citizens Financial Group, Inc. 7,114 265
CME Group, Inc. Class A 2,497 542
Crown Castle International Corp.(ö) 2,650 397
Cullen/Frost Bankers, Inc. 2,882 257
E*Trade Financial Corp. 13,963 595
Equity Residential(ö) 5,636 468
Fidelity National Information Services, Inc. 2,294 330
Fifth Third Bancorp 12,073 343
Fiserv, Inc.(Æ) 3,804 451
Franklin Resources, Inc. 5,552 140
Gaming and Leisure Properties, Inc.(ö) 17,929 847
Hartford Financial Services Group, Inc. 6,489 385
Healthpeak Properties, Inc.(ö) 85,701 3,084
Huntington Bancshares, Inc. 19,429 264
Intercontinental Exchange, Inc. 4,801 479
Jack Henry & Associates, Inc. 2,050 307
JPMorgan Chase & Co. 34,005 4,501
KeyCorp 14,810 277
M&T Bank Corp. 1,868 315
Marsh & McLennan Cos., Inc. 5,934 664
MasterCard, Inc. Class A 4,860 1,535
Merck & Co., Inc. 14,860 1,270
MetLife, Inc. 5,915 294
Navient Corp. 15,637 225
New York Community Bancorp, Inc. 210,483 2,328
Northern Trust Corp. 22,226 2,174
PayPal Holdings, Inc.(Æ) 4,592 523
PNC Financial Services Group, Inc. (The) 3,555 528
Prologis, Inc.(ö) 9,702 901
Prudential Financial, Inc. 1,120 102

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Equity Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Public Storage(ö) 2,123 475
Regions Financial Corp. 20,878 325
Santander Consumer USA Holdings, Inc. 13,581 362
Signature Bank 2,000 284
Simon Property Group, Inc.(ö) 18,213 2,425
SLM Corp. 78,771 860
State Street Corp. 2,306 174
TFS Financial Corp. 19,261 394
Travelers Cos., Inc. (The) 3,229 425
Truist Financial Corp. 12,760 658
Two Harbors Investment Corp.(ö) 58,968 900
US Bancorp 44,478 2,367
Visa, Inc. Class A 7,981 1,588
Voya Financial, Inc. 6,994 418
Wells Fargo & Co. 48,321 2,268
62,618
Health Care - 12.9%
Abbott Laboratories 10,355 902
AbbVie, Inc. 17,671 1,432
Acadia Pharmaceuticals, Inc.(Æ) 3,734 149
Alexion Pharmaceuticals, Inc.(Æ) 2,321 231
Allergan PLC 2,021 377
Amgen, Inc. 3,521 761
AstraZeneca PLC - ADR 19,030 927
Baxter International, Inc. 5,615 501
Becton Dickinson and Co. 2,200 605
Biogen, Inc.(Æ) 1,772 476
BioMarin Pharmaceutical, Inc.(Æ) 2,074 173
Bristol-Myers Squibb Co. 29,109 1,832
Cerner Corp. 5,387 387
Cigna Corp. 9,191 1,768
Eli Lilly & Co. 4,915 686
Envista Holdings Corp.(Æ) 22,172 656
Gilead Sciences, Inc. 17,846 1,128
Horizon Therapeutics PLC(Æ) 26,216 904
IQVIA Holdings, Inc.(Æ) 3,229 501
Jazz Pharmaceuticals PLC(Æ) 5,986 858
Johnson & Johnson 39,385 5,864
Medtronic PLC 35,739 4,126
Mylan NV(Æ) 41,588 891
Pfizer, Inc. 68,367 2,546
Regeneron Pharmaceuticals, Inc.(Æ) 633 214
Seattle Genetics, Inc.(Æ) 3,204 347
Stryker Corp. 2,690 567
Thermo Fisher Scientific, Inc. 2,775 869
United Therapeutics Corp.(Æ) 1,458 142
UnitedHealth Group, Inc. 13,550 3,692
Vertex Pharmaceuticals, Inc.(Æ) 1,678 381
Zimmer Biomet Holdings, Inc. 6,441 953
35,846
Materials and Processing - 4.4%
Air Products & Chemicals, Inc. 2,161 516
Crown Holdings, Inc.(Æ) 22,749 1,684
Dow, Inc. 9,548 440
DuPont de Nemours, Inc. 35,935 1,839
Eastman Chemical Co. 13,072 932
Ecolab, Inc. 1,636 321
Freeport-McMoRan, Inc. 91,994 1,021
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Huntsman Corp. 44,004 905
Linde PLC(Æ) 9,193 1,866
LyondellBasell Industries NV Class A 4,061 316
Newmont Goldcorp Corp. 40,957 1,846
PPG Industries, Inc. 3,635 436
Westrock Co. 1,726 67
12,189
Producer Durables - 8.0%
3M Co. 3,714 589
Accenture PLC Class A 3,234 664
American Airlines Group, Inc. 65,056 1,746
Ametek, Inc. 2,319 225
Automatic Data Processing, Inc. 3,118 534
Boeing Co. (The) 2,037 648
Carlisle Cos., Inc. 833 130
Cummins, Inc. 1,467 235
Danaher Corp. 3,946 635
Deere & Co. 1,973 313
Delta Air Lines, Inc. 7,586 423
Emerson Electric Co. 6,145 440
FedEx Corp. 1,833 265
Fluor Corp. 2,277 41
General Dynamics Corp. 9,449 1,658
General Electric Co. 274,081 3,413
Honeywell International, Inc. 4,840 838
Illinois Tool Works, Inc. 2,692 471
Johnson Controls International PLC(Æ) 3,190 126
Lockheed Martin Corp. 1,263 541
Northrop Grumman Corp. 1,367 512
Paychex, Inc. 3,965 340
Raytheon Co. 1,443 319
Stanley Black & Decker, Inc. 9,805 1,562
Union Pacific Corp. 4,371 784
United Continental Holdings, Inc.(Æ) 3,305 247
United Parcel Service, Inc. Class B 4,747 491
United Technologies Corp. 14,772 2,219
Wabtec Corp. 16,251 1,200
Waste Management, Inc. 4,336 528
22,137
Technology - 15.9%
Activision Blizzard, Inc. 2,619 153
Adobe, Inc.(Æ) 2,612 917
Alphabet, Inc. Class A(Æ) 1,243 1,781
Alphabet, Inc. Class C(Æ) 1,219 1,748
Amdocs, Ltd. 3,486 251
Amphenol Corp. Class A 3,576 356
Apple, Inc. 26,529 8,211
Applied Materials, Inc. 5,362 311
Arista Networks, Inc.(Æ) 3,986 890
Avnet, Inc. 3,816 139
Broadcom, Inc. 1,267 387
Cisco Systems, Inc. 26,659 1,226
Cognizant Technology Solutions Corp. Class
A 7,429 456
Corning, Inc. 6,831 182
Corteva, Inc. Class W 102,796 2,973
Electronic Arts, Inc.(Æ) 1,809 195
Facebook, Inc. Class A(Æ) 15,788 3,188

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
HP, Inc.(Æ) 13,776 294
Intel Corp. 32,286 2,064
International Business Machines Corp. 4,343 624
Intuit, Inc. 1,744 489
IPG Photonics Corp.(Æ) 6,103 779
Lam Research Corp. 1,319 393
Marvell Technology Group, Ltd. 62,465 1,502
Microsoft Corp. 37,707 6,419
Motorola Solutions, Inc. 2,246 398
NVIDIA Corp. 6,356 1,503
Oracle Corp. 56,305 2,953
QUALCOMM, Inc. 24,212 2,066
Salesforce.com, Inc.(Æ) 1,966 358
Synopsys, Inc.(Æ) 2,559 377
Texas Instruments, Inc. 5,230 631
44,214
Utilities - 7.9%
American Electric Power Co., Inc. 4,404 459
AT&T, Inc. 171,201 6,441
Dominion Energy, Inc. 36,013 3,088
Duke Energy Corp. 5,387 526
Edison International 16,085 1,231
Entergy Corp. 19,879 2,614
Exelon Corp. 61,759 2,939
NextEra Energy, Inc. 2,258 606
PG&E Corp.(Æ) 3,334 51
Southern Co. (The) 11,000 774
Verizon Communications, Inc. 51,510 3,062
21,791
Total Common Stocks
(cost $194,052) 271,213
Warrants & Rights - 0.0%
Bristol-Myers Squibb Co.(Æ)
2021  Rights 3,695 13
Total Warrants & Rights
(cost $8) 13
Short-Term Investments - 2.3%
U.S. Cash Management Fund(@) 6,451 , 526
(∞)
6,453
Total Short-Term Investments
(cost $6,452) 6,453
Total Investments 100.1%
(identified cost $200,512) 277,679
Other Assets and Liabilities, Net
- (0.1%)
(403)
Net Assets - 100.0%
277,276

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Equity Income Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 11 USD 1,773 03/20
8
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
8
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 28,174 $ — $ —
$ —
$ 28,174
Consumer Staples 18,033 — —
—
18,033
Energy 26,211 — —
—
26,211
Financial Services 62,618 — —
—
62,618
Health Care 35,846 — —
—
35,846
Materials and Processing 12,189 — —
—
12,189
Producer Durables 22,137 — —
—
22,137
Technology 44,214 — —
—
44,214
Utilities 21,791 — —
—
21,791
Warrants & Rights 13 — —
—
13
Short-Term Investments — — —
6,453
6,453
Total Investments 271,226 — — 6,453 277,679
Other Financial Instruments
Assets
Futures Contracts 8 — — — 8
Total Other Financial Instruments
*
$ 8 $ — $ — $ — $ 8
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 101.0%
Consumer Discretionary - 12.0%
Amazon.com, Inc.(Æ) 892 1,792
AutoZone, Inc.(Æ)(Ð) 1,235 1,307
CarMax, Inc.(Æ)(Ñ) 6,190 601
Cinemark Holdings, Inc. 3,627 114
Comcast Corp. Class A 25,685 1,109
Costco Wholesale Corp. 7,012 2,143
Dollar General Corp. 27,559 4,228
Domino's Pizza, Inc.(Ð) 3,011 848
Home Depot, Inc. (The) 2,542 580
Interpublic Group of Cos., Inc. (The) 2,977 68
Liberty Media Corp. Class A(Æ) 2,637 128
Liberty SiriusXM Group Class C(Æ) 2,878 141
Lowe's Cos., Inc. 37,878 4,402
Madison Square Garden Co. (The) Class A(Æ) 2,953 874
McDonald's Corp. 9,535 2,040
Nike, Inc. Class B 7,661 738
Omnicom Group, Inc. 28,690 2,161
O'Reilly Automotive, Inc.(Æ) 2,252 915
Ross Stores, Inc. 43,153 4,840
Scientific Games Corp. Class A(Æ)(Ð) 9,412 234
Sensata Technologies Holding PLC(Æ) 23,807 1,125
Sirius XM Holdings, Inc.(Ð)(Ñ) 70,370 498
Starbucks Corp. 23,880 2,026
TJX Cos., Inc. 1,865 110
ViacomCBS , Inc. Class B 4,102 140
Visteon Corp.(Æ) 2,720 217
Walmart, Inc. 4,202 481
Walt Disney Co. (The) 5,137 710
Yum! Brands, Inc. 15,170 1,605
36,175
Consumer Staples - 13.5%
Archer-Daniels-Midland Co.(Ð) 31,540 1,412
Brown-Forman Corp. Class B - ADR 1,719 116
Church & Dwight Co., Inc. 2,149 159
Coca-Cola Co. (The)(Û) 140,534 8,208
Colgate-Palmolive Co. 63,530 4,688
ConAgra Foods, Inc. 44,775 1,474
CVS Health Corp. 67,593 4,584
General Mills, Inc. 1,232 64
Hershey Co. (The) 331 51
Hormel Foods Corp. 1,805 85
JM Smucker Co. (The) 15,908 1,648
Kimberly-Clark Corp.(Ð) 13,518 1,937
Kroger Co. (The) 142,607 3,830
Mondelez International, Inc. Class A 5,124 294
PepsiCo, Inc. 12,000 1,704
Philip Morris International, Inc. 3,772 312
Procter & Gamble Co. (The) 22,608 2,817
Sysco Corp.(Û) 23,323 1,916
Unilever NV 92,169 5,372
40,671
Energy - 1.0%
Chevron Corp. 2,496 267
Delek US Holdings, Inc. 7,311 201
Exxon Mobil Corp. 4,186 260
Phillips 66 9,640 881
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Valero Energy Corp.(Û) 12,690 1,071
World Fuel Services Corp. 8,070 316
Xcel Energy, Inc. 2,173 149
3,145
Financial Services - 24.8%
Aflac, Inc. 66,506 3,430
Allstate Corp. (The)(Û) 14,290 1,694
American Homes 4 Rent Class A(Ð)(ö) 33,620 919
American Tower Corp.(Ð)(ö) 17,958 4,161
Aon PLC 430 95
Apartment Investment & Management Co.
Class A(ö) 6,654 351
AvalonBay Communities, Inc.(ö) 411 89
Axis Capital Holdings, Ltd. 14,340 921
BancFirst Corp. 320 18
Bank of America Corp. 10,905 358
Bank of New York Mellon Corp. (The)(Ð) 25,258 1,131
Berkshire Hathaway, Inc. Class B(Æ)(Ð) 20,559 4,613
BlackRock, Inc. Class A 248 131
Boston Properties, Inc.(Ð)(ö) 3,220 462
Brighthouse Financial, Inc.(Æ) 14,641 570
Broadridge Financial Solutions, Inc. 1,410 168
Camden Property Trust(Ð)(ö) 8,979 1,010
Charles Schwab Corp. (The) 32,482 1,480
Chubb, Ltd. 1,198 182
CME Group, Inc. Class A 446 97
Commerce Bancshares, Inc.(Ð) 9,128 618
Crown Castle International Corp.(ö) 516 77
Cullen/Frost Bankers, Inc. 3,992 356
Douglas Emmett, Inc.(ö) 19,792 821
Equitable Holdings, Inc. 31,704 762
Equity Commonwealth(ö)(Û) 24,920 817
Equity LifeStyle Properties, Inc. Class A(ö) 5,400 393
Equity Residential(ö) 801 67
Essex Property Trust, Inc.(Ð)(ö)(Û) 3,304 1,023
Everest Re Group, Ltd. 3,317 917
Federal Realty Investment Trust(Ð)(ö) 2,500 313
First Republic Bank 11,838 1,313
Global Payments, Inc. 7,975 1,559
Hartford Financial Services Group, Inc. 361 21
Intercontinental Exchange, Inc.(Ð) 12,150 1,212
Jack Henry & Associates, Inc. 1,705 255
JPMorgan Chase & Co. 3,700 490
LPL Financial Holdings, Inc. 4,970 458
M&T Bank Corp.(Ð) 8,021 1,352
Markel Corp.(Æ) 2,105 2,469
Marsh & McLennan Cos., Inc. 42,369 4,738
MasterCard, Inc. Class A 11,654 3,681
Merck & Co., Inc.(Û) 87,215 7,451
MetLife, Inc. 1,500 75
Moody's Corp. 6,876 1,766
Northern Trust Corp. 11,540 1,129
PayPal Holdings, Inc.(Æ) 993 113
PNC Financial Services Group, Inc. (The) 840 125
Progressive Corp. (The) 14,110 1,139
Prologis, Inc.(ö) 1,818 169
Prudential Financial, Inc.(Ð) 4,600 419
Public Storage(ö) 535 120
Raymond James Financial, Inc.(Ð)(Û) 5,150 471

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Rayonier, Inc.(ö) 9,357 284
Regency Centers Corp.(Ð)(ö) 4,211 261
Reinsurance Group of America, Inc. Class
A(Û) 5,813 837
Simon Property Group, Inc.(ö) 532 71
SITE Centers Corp.(ö) 11,600 147
State Street Corp. 65,317 4,939
Texas Capital Bancshares, Inc.(Æ) 3,400 187
Travelers Cos., Inc. (The) 132 17
US Bancorp(Ð) 84,528 4,499
Visa, Inc. Class A 14,779 2,941
Voya Financial, Inc. 1,795 107
Wells Fargo & Co. 6,583 309
Western Union Co. (The) 5,103 137
Willis Towers Watson PLC(Æ)(Ð) 5,642 1,193
74,498
Health Care - 14.0%
Abbott Laboratories 37,516 3,269
AbbVie, Inc.(Ð) 7,329 593
Align Technology, Inc.(Æ) 4,097 1,053
Allergan PLC 3,003 560
Amgen, Inc. 23,637 5,107
Amicus Therapeutics, Inc.(Æ)(Ð) 20,919 185
Anthem, Inc.(Æ)(Ð) 2,821 748
Biogen, Inc.(Æ)(Û) 5,558 1,494
Bristol-Myers Squibb Co.(Ð) 27,977 1,762
Cerner Corp.(Ð) 22,530 1,618
Cooper Cos., Inc. (The)(Ð) 583 202
Eli Lilly & Co.(Ð) 4,912 686
Gilead Sciences, Inc. 21,039 1,330
Humana, Inc. 3,706 1,246
Ironwood Pharmaceuticals, Inc. Class A(Æ)
(Ð) 14,000 169
Johnson & Johnson 48,996 7,295
Laboratory Corp. of America Holdings(Æ)(Û) 660 116
Medtronic PLC 2,148 248
Molina Healthcare, Inc.(Æ) 3,480 428
Neurocrine Biosciences, Inc.(Æ)(Ð) 1,410 141
Pfizer, Inc. 10,973 409
Quest Diagnostics, Inc. 15,899 1,760
Stryker Corp. 381 80
Teleflex, Inc. 5,439 2,021
Thermo Fisher Scientific, Inc. 7,971 2,496
United Therapeutics Corp.(Æ) 4,948 483
UnitedHealth Group, Inc. 20,127 5,485
Varian Medical Systems, Inc.(Æ)(Û) 7,290 1,025
Zoetis, Inc. Class A 114 14
42,023
Materials and Processing - 2.9%
Ashland Global Holdings, Inc.(Ð) 8,769 649
DuPont de Nemours, Inc. 5,168 264
Eastman Chemical Co. 11,790 840
Ecolab, Inc. 9,102 1,786
Element Solutions, Inc.(Æ)(Ð) 20,513 240
Lennox International, Inc.(Ð) 3,620 843
Linde PLC(Æ) 4,779 971
PPG Industries, Inc. 10,887 1,305
Silgan Holdings, Inc. 6,472 200
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Stepan Co. 2,310 228
Valvoline, Inc.(Ð) 25,987 548
WR Grace & Co.(Ð) 10,190 685
8,559
Producer Durables - 10.2%
3M Co. 9,537 1,514
Accenture PLC Class A 2,776 570
AGCO Corp. 13,300 933
Automatic Data Processing, Inc. 2,394 410
CH Robinson Worldwide, Inc.(Ð) 12,069 872
Cummins, Inc.(Ð)(Û) 8,330 1,333
Danaher Corp. 992 160
EMCOR Group, Inc. 7,684 631
Expeditors International of Washington, Inc. 12,620 922
Flir Systems, Inc. 2,109 109
Fortive Corp. 15,123 1,133
frontdoor , Inc.(Æ) 2,440 104
Honeywell International, Inc. 25,683 4,448
Illinois Tool Works, Inc. 19,058 3,334
Insperity , Inc. 4,279 374
Landstar System, Inc. 8,270 916
Littelfuse , Inc. 407 72
ManpowerGroup , Inc. 7,823 716
Mettler -Toledo International, Inc.(Æ) 1,337 1,012
National Instruments Corp. 5,840 261
Navistar International Corp.(Æ) 4,242 155
Paychex, Inc. 4,823 414
Quanta Services, Inc. 14,960 586
Rollins, Inc.(Ð) 16,386 622
Roper Technologies, Inc. 4,720 1,801
Schneider National, Inc. Class B(Ð) 12,500 278
Stanley Black & Decker, Inc. 16,106 2,565
Terex Corp. 16,870 428
TransDigm Group, Inc. 2,828 1,819
United Technologies Corp. 855 128
WESCO International, Inc.(Æ)(Ð) 10,642 515
WW Grainger, Inc. 4,440 1,345
30,480
Technology - 19.8%
Adobe, Inc.(Æ) 8,235 2,892
Alphabet, Inc. Class A(Æ) 711 1,019
Alphabet, Inc. Class C(Æ)(Û) 7,346 10,536
Amdocs, Ltd. 2,990 215
Amphenol Corp. Class A 3,437 342
Analog Devices, Inc. 1,153 127
Ansys , Inc.(Æ) 297 81
Apple, Inc. 9,087 2,813
Arrow Electronics, Inc.(Æ) 11,000 835
Avnet, Inc. 11,854 433
Black Knight, Inc.(Æ) 988 66
Bottomline Technologies, Inc.(Æ) 4,844 260
Box, Inc. Class A(Æ)(Ð) 30,900 464
CDK Global, Inc. 1,199 64
CDW Corp. 896 117
Cirrus Logic, Inc.(Æ) 14,400 1,106
Cisco Systems, Inc. 16,193 744
Citrix Systems, Inc. 12,901 1,563

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cognizant Technology Solutions Corp. Class
A 2,457 151
CommVault Systems, Inc.(Æ) 16,208 730
Corning, Inc. 7,876 210
Corteva , Inc. Class W 2,183 63
Dell Technologies, Inc. Class C(Æ)(Û) 15,992 780
Dolby Laboratories, Inc. Class A 2,262 157
Dropbox, Inc. Class A(Æ) 50,049 852
F5 Networks, Inc.(Æ) 7,950 971
Facebook, Inc. Class A(Æ) 8,431 1,702
FireEye, Inc.(Æ) 40,100 641
Fortinet, Inc.(Æ) 3,230 373
Gartner, Inc.(Æ) 485 78
Genpact , Ltd. 2,814 125
HP, Inc.(Æ)(Ð)(Û) 38,200 814
Intel Corp. 11,942 763
Intuit, Inc. 8,406 2,357
Juniper Networks, Inc. 44,313 1,017
Maxim Integrated Products, Inc. 2,168 130
Microchip Technology, Inc.(Ñ) 47,546 4,635
Microsoft Corp.(Û) 71,037 12,093
NetScout Systems, Inc.(Æ) 15,160 390
Oracle Corp.(Ð) 53,293 2,796
Pure Storage, Inc. Class A(Æ)(Ð) 10,358 184
SAP SE - ADR 6,117 800
Synopsys, Inc.(Æ) 503 74
Take-Two Interactive Software, Inc.(Æ)(Û) 2,640 329
Tenable Holdings, Inc.(Æ) 7,342 200
Teradata Corp.(Æ)(Ð)(Û) 24,356 593
Texas Instruments, Inc. 4,834 583
Tyler Technologies, Inc.(Æ) 282 91
Varonis Systems, Inc.(Æ)(Ð) 2,950 247
VeriSign, Inc.(Æ) 1,430 301
Yelp, Inc. Class A(Æ) 14,430 470
59,377
Utilities - 2.8%
Alliant Energy Corp. 692 41
AT&T, Inc. 17,143 645
CMS Energy Corp.(Ð) 14,648 1,004
Cogent Communications Holdings, Inc.(Ð) 5,051 358
Consolidated Edison, Inc. 9,481 891
DTE Energy Co. 606 80
Eversource Energy(Æ) 1,922 178
Exelon Corp.(Ð) 7,209 343
Hawaiian Electric Industries, Inc.(Ð) 17,718 867
Idacorp , Inc.(Ð) 6,598 740
International Business Machines Corp. 2,560 368
NextEra Energy, Inc. 3,884 1,042
Sempra Energy 2,627 422
T-Mobile US, Inc.(Æ) 5,048 400
Verizon Communications, Inc. 16,503 980
8,359
Total Common Stocks
(cost $215,954) 303,287
Short-Term Investments - 7.9%
U.S. Cash Management Fund(@) 18,541,625 (∞) 18,549
United States Treasury Bills
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
1.469% due 03/26/20 (ž) 2,500
2,495
1.498% due 07/16/20 (ž) 2,500 2,483
Total Short-Term Investments
(cost $23,520) 23,527
Other Securities - 1.8%
U.S. Cash Collateral Fund(×)(@) 5,480,138 (∞)
5,480
Total Other Securities
(cost $5,480) 5,480
Total Investments 110.7%
(identified cost $244,954) 332,294
Securities Sold Short - (8.8)%
Consumer Discretionary - (1.0)%
Carvana Co.(Æ) (850) (68)
Dorman Products, Inc.(Æ) (3,710) (259)
Fox Factory Holding Corp.(Æ) (6,910) (455)
Leggett & Platt, Inc. (8,985) (428)
Monro Muffler Brake, Inc. (5,760) (361)
Ollie's Bargain Outlet Holdings, Inc.(Æ) (4,662) (247)
PriceSmart , Inc. (6,365) (390)
Strategic Education, Inc.(Æ) (1,050) (170)
Thor Industries, Inc. (7,940) (639)
(3,017)
Consumer Staples - (0.4)%
Constellation Brands, Inc. Class A (1,790) (337)
Energizer Holdings, Inc. (7,870) (364)
Simply Good Foods Co. (The)(Æ) (17,074) (392)
(1,093)
Energy - (0.2)%
Diamondback Energy, Inc. (4,000) (298)
EQT Corp. (37,808) (228)
(526)
Financial Services - (3.2)%
AGNC Investment Corp.(Æ) (28,200) (524)
Annaly Capital Management, Inc.(ö) (50,400) (492)
Apollo Commercial Real Estate Finance,
Inc.(ö) (26,800) (490)
Cannae Holdings, Inc.(Æ) (8,006) (326)
Chimera Investment Corp.(ö) (23,900) (507)
Easterly Government Properties, Inc. Class
REIT(ö) (2,445) (59)
eHealth, Inc.(Æ) (900) (95)
Essential Properties Realty Trust, Inc. Class
REIT(ö) (12,824) (354)
First Financial Bancorp (17,860) (429)
Fiserv, Inc.(Æ) (4,250) (504)
Hamilton Lane, Inc. Class A (3,450) (224)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (5,400) (184)
Invesco Mortgage Capital, Inc.(ö) (18,021) (315)
Ladder Capital Corp. Class A(ö) (26,211) (481)
New Residential Investment Corp.(ö) (29,575) (495)
New York Mortgage Trust, Inc.(ö) (68,871) (437)
Pebblebrook Hotel Trust Class REIT(ö) (21,349) (506)
PennyMac Financial Services, Inc. (4,550) (153)
PennyMac Mortgage Investment Trust(ö) (19,600) (456)
Potlatch Corp.(ö) (12,321) (530)

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Sustainable Equity Fund
L
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Redwood Trust, Inc.(ö) (27,943) (493)
Taubman Centers, Inc. Class REIT(ö) (12,763) (337)
Truist Financial Corp. (8,228) (424)
Two Harbors Investment Corp.(ö) (34,600) (528)
Virtu Financial, Inc. Class A (10,800) (181)
(9,524)
Health Care - (1.1)%
Acadia Pharmaceuticals, Inc.(Æ) (2,670) (107)
Arena Pharmaceuticals, Inc.(Æ) (7,200) (329)
Arrowhead Pharmaceuticals, Inc.(Æ) (1,690) (71)
Bio-Rad Laboratories, Inc. Class A(Æ) (1,430) (516)
Bio- Techne Corp.(Æ) (1,822) (383)
Emergent BioSolutions , Inc.(Æ) (9,680) (533)
Guardant Health, Inc.(Æ) (590) (45)
LHC Group, Inc.(Æ) (4,410) (643)
Momenta Pharmaceuticals, Inc.(Æ) (3,854) (112)
NeoGenomics , Inc.(Æ) (10,500) (338)
Reata Pharmaceuticals, Inc. Class A(Æ) (240) (53)
Teladoc Health, Inc.(Æ) (2,825) (286)
(3,416)
Materials and Processing - (0.1)%
Quaker Chemical Corp. (2,226) (370)
Producer Durables - (1.3)%
Albany International Corp. Class A (3,450) (241)
Altra Industrial Motion Corp. (13,640) (454)
Badger Meter, Inc. (7,110) (420)
Barnes Group, Inc. (4,950) (313)
ESCO Technologies, Inc. (1,546) (148)
Keysight Technologies, Inc.(Æ) (2,596) (241)
L3Harris Technologies, Inc. (2,369) (524)
LCI Industries (3,760) (406)
OSI Systems, Inc.(Æ) (1,840) (159)
Toro Co. (The) (2,448) (196)
TransDigm Group, Inc. (635) (408)
Wabtec Corp. (5,340) (395)
(3,905)
Technology - (1.5)%
Alteryx, Inc. Class A(Æ) (3,510) (489)
Blackline, Inc.(Æ) (2,500) (153)
Envestnet , Inc.(Æ) (4,480) (353)
II-VI, Inc.(Æ) (6,367) (214)
Mercury Systems, Inc.(Æ) (1,545) (119)
MongoDB, Inc.(Æ) (1,570) (257)
Motorola Solutions, Inc. (1,940) (343)
Rogers Corp.(Æ) (454) (53)
Roku, Inc.(Æ) (650) (79)
Salesforce.com, Inc.(Æ) (1,968) (359)
Science Applications International Corp. (5,990) (526)
Slack Technologies, Inc. Class A(Æ) (21,792) (452)
SYNNEX Corp. (1,710) (236)
Trade Desk, Inc. (The) Class A(Æ) (240) (65)
Ubiquiti, Inc. (1,009) (165)
Verra Mobility Corp.(Æ) (32,437) (516)
(4,379)
Utilities – (0.0)%
Equitrans Midstream Corp. (14,762) (143)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Securities Sold Short
(proceeds $24,522) (26,373)
Other Assets and Liabilities, Net
- (1.9%)
(5,599)
Net Assets - 100.0%
300,322

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 11
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
S&P 500 Index
Goldman Sachs
Put 11 3,060.00 USD 3,366 02/14/20
(5)
S&P 500 Index
Goldman Sachs
Put 11 3,105.00 USD 3,416 02/14/20
(17)
S&P 500 Index
Goldman Sachs
Put 11 3,110.00 USD 3,421 02/14/20
(29)
S&P 500 Index
Goldman Sachs
Put 10 3,175.00 USD 3,175 02/21/20
(33)
Total Liability for Options Written (premiums received $57)
(84)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 36,175 $ — $ —
$ —
$ 36,175
Consumer Staples 40,671 — —
—
40,671
Energy 3,145 — —
—
3,14 5
Financial Services 74,498 — —
—
74,49 8
Health Care 42,023 — —
—
42,02 3
Materials and Processing 8,559 — —
—
8,5 59
Producer Durables 30,480 — —
—
30,4 80
Technology 59,377 — —
—
59,377
Utilities 8,359 — —
—
8,359
Short-Term Investments — 4,978 —
18,549
23,527
Other Securities — — —
5,480
5,480
Total Investments 303,287 4,978 — 24 , 029 332,294
Securities Sold Short** (26,373) — — — (26,37 3 )
Other Financial Instruments
Liabilities
Options Written (84) — — — (84)
Total Other Financial Instruments
*
$ (84) $ — $ — $ — $ (84)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 U.S. Dynamic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 104.0%
Consumer Discretionary - 17.5%
Amazon.com, Inc.(Æ) 2,100 4,219
Best Buy Co., Inc.(Ð) 6,026 510
Brinker International, Inc. 1,770 76
Cable One, Inc. 375 639
Carnival Corp. 5,239 228
Charter Communications, Inc. Class A(Æ) 6,504 3,367
Comcast Corp. Class A 6,564 283
Costco Wholesale Corp. 364 111
Coty, Inc. Class A 1,237 13
Darden Restaurants, Inc. 2,430 283
Domino's Pizza, Inc.(Ð) 8,035 2,264
Expedia Group, Inc. 3,245 352
Ford Motor Credit Co. LLC(Ð) 223,795 1,974
Fox Corp. Class A 2,920 108
General Motors Co. 5,515 184
Gildan Activewear , Inc. Class A(Ñ) 25,665 711
Graham Holdings Co. Class B 57 31
Hasbro, Inc. 22,068 2,248
Hilton Worldwide Holdings, Inc.(Ð) 2,853 308
Home Depot, Inc. (The) 2,176 496
International Game Technology PLC 10,000 135
Interpublic Group of Cos., Inc. (The) 30,856 700
Kohl's Corp. 2,822 121
Las Vegas Sands Corp. 2,510 164
Lear Corp. 9,467 1,166
Lennar Corp. Class A 1,904 126
Live Nation Entertainment, Inc.(Æ)(Ð) 920 63
Lowe's Cos., Inc. 2,159 251
Madison Square Garden Co. (The) Class A(Æ) 1,656 490
Marriott International, Inc. Class A 1,650 231
McDonald's Corp. 1,323 283
Meritage Homes Corp.(Æ) 2,213 157
Mohawk Industries, Inc.(Æ) 6,106 804
Netflix, Inc.(Æ) 5,712 1,971
Newell Rubbermaid, Inc. 38,813 758
Nike, Inc. Class B 2,916 281
Office Depot, Inc. 7,734 17
Omnicom Group, Inc. 8,810 663
PulteGroup, Inc. 18,699 835
PVH Corp. 11,060 964
Ross Stores, Inc. 2,028 228
Royal Caribbean Cruises, Ltd. 1,473 172
Scientific Games Corp. Class A(Æ)(Ð) 3,610 90
Sirius XM Holdings, Inc.(Ñ) 4,744 34
Starbucks Corp. 14,463 1,227
Target Corp. 4,615 511
Thomson Reuters Corp. 3,387 272
TJX Cos., Inc. 7,523 444
Toll Brothers, Inc. 5,147 228
Visteon Corp.(Æ) 1,203 96
Walmart, Inc. 1,828 209
Walt Disney Co. (The) 5,529 765
Wingstop , Inc. 816 76
Yum! Brands, Inc. 6,900 730
33,667
Consumer Staples - 4.4%
Altria Group, Inc. 2,182 104
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Archer-Daniels-Midland Co.(Ð) 11,152 500
Bunge, Ltd. Finance Corp.(Ð) 5,740 301
Coca-Cola Bottling Co. Consolidated, Inc. 254 69
Coca-Cola Co. (The) 16,110 941
Colgate-Palmolive Co. 494 36
Constellation Brands, Inc. Class A 14,962 2,817
CVS Health Corp. 2,330 158
Energizer Holdings, Inc. - GDR(Æ) 4,899 126
Herbalife Nutrition, Ltd.(Æ) 3,511 136
Kimberly-Clark Corp.(Ð) 5,949 852
Kraft Heinz Co. (The) 8,123 237
Kroger Co. (The) 13,239 356
Molson Coors Brewing Co. Class B 361 20
Mondelez International, Inc. Class A 552 32
Monster Beverage Corp.(Æ) 741 49
Performance Food Group Co.(Æ) 1,470 76
Philip Morris International, Inc. 1,707 141
Procter & Gamble Co. (The) 2,281 284
Sysco Corp.(Ð) 12,546 1,031
Tyson Foods, Inc. Class A 942 78
Walgreens Boots Alliance, Inc. 2,681 136
8,480
Energy - 4.5%
Apache Corp. 1,311 36
Cenovus Energy, Inc.(Ñ) 80,745 703
Chevron Corp. 3,179 341
Cimarex Energy Co. 328 14
Concho Resources, Inc. 1,238 94
ConocoPhillips 2,411 143
Devon Energy Corp. 999 22
Enbridge, Inc. 990 40
EOG Resources, Inc. 646 47
Exxon Mobil Corp. 17,387 1,081
Halliburton Co. 74,161 1,618
Hess Corp. 2,862 162
HollyFrontier Corp. 690 31
Marathon Petroleum Corp. 5,729 312
National Oilwell Varco, Inc. 39,113 806
Occidental Petroleum Corp. 2,229 89
Phillips 66(Ð) 9,348 854
Pioneer Natural Resources Co. 2,341 316
Royal Dutch Shell PLC Class A - ADR(Ñ) 11,463 598
Schlumberger, Ltd. 2,422 81
Valero Energy Corp. 10,849 915
World Fuel Services Corp. 5,350 209
Xcel Energy, Inc. 1,727 119
8,631
Financial Services - 25.6%
Affiliated Managers Group, Inc. 410 33
Aflac, Inc. 3,943 203
Allstate Corp. (The) 8,064 956
American Express Co. 753 98
American International Group, Inc. 29,635 1,489
American Tower Corp.(ö) 1,214 281
Athene Holding, Ltd. Class A(Æ) 7,472 325
AvalonBay Communities, Inc.(ö) 178 39
Axis Capital Holdings, Ltd. 15,630 1,005
Bank of America Corp. 36,527 1,199

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Dynamic Equity Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bank of New York Mellon Corp. (The)(Ð)(Û) 20,113 901
Berkshire Hathaway, Inc. Class B(Æ) 1,340 301
BlackRock, Inc. Class A 81 43
Boston Properties, Inc.(ö) 1,456 209
Brighthouse Financial, Inc.(Æ) 8,783 341
Brookfield Property Partners, LP 2,143 40
Capital One Financial Corp. 17,092 1,706
CBRE Group, Inc. Class A(Æ)(Ð) 8,510 520
Charles Schwab Corp. (The)(Û) 56,030 2,552
Chubb, Ltd. 1,324 201
Citigroup, Inc. 24,146 1,797
CME Group, Inc. Class A 9,774 2,122
Colony Capital, Inc.(ö) 5,335 25
Crown Castle International Corp.(ö) 7,966 1,194
Cullen/Frost Bankers, Inc.(Ð) 2,700 241
Digital Realty Trust, Inc.(ö) 404 50
Douglas Emmett, Inc.(ö) 3,050 127
E*Trade Financial Corp.(Û) 7,750 330
Equinix , Inc.(Æ)(ö) 436 257
Equitable Holdings, Inc.(Ð)(Û) 53,638 1,288
Equity Commonwealth(ö) 12,391 406
Equity LifeStyle Properties, Inc. Class A(ö) 4,743 345
Equity Residential(ö) 3,152 262
Essex Property Trust, Inc.(Ð)(ö) 588 183
Everest Re Group, Ltd. 985 272
First Republic Bank 1,891 210
Goldman Sachs Group, Inc. (The) 4,821 1,146
Healthpeak Properties, Inc.(ö) 4,604 166
JBG Smith Properties(ö) 783 32
JPMorgan Chase & Co. 9,399 1,244
KKR & Co., Inc. Class A 97,755 3,117
M&T Bank Corp.(Ð) 3,750 632
MasterCard, Inc. Class A(Û) 11,246 3,554
Merck & Co., Inc. 3,310 283
MetLife, Inc. 27,260 1,355
Morgan Stanley 22,750 1,189
Northern Trust Corp.(Û) 5,930 580
PayPal Holdings, Inc.(Æ) 21,225 2,417
Piedmont Office Realty Trust, Inc. Class A(ö) 7,491 174
PNC Financial Services Group, Inc. (The) 288 43
Popular, Inc. 6,960 389
Progressive Corp. (The) 1,831 148
Prologis, Inc.(ö) 6,249 580
Public Storage(ö) 858 192
Raymond James Financial, Inc.(Û) 3,818 349
Reinsurance Group of America, Inc. Class A 2,893 417
SBA Communications Corp.(ö) 2,455 613
Simon Property Group, Inc.(ö) 149 20
SITE Centers Corp.(ö) 12,900 164
State Street Corp. 9,515 720
Travelers Cos., Inc. (The) 3,360 442
Truist Financial Corp. 4,646 240
UBS Group AG(Æ)(Ñ) 51,816 641
Ventas, Inc.(ö) 640 37
Visa, Inc. Class A 15,790 3,141
Vornado Realty Trust(ö) 2,013 132
Voya Financial, Inc.(Û) 19,987 1,194
Wells Fargo & Co. 29,526 1,386
Welltower , Inc.(ö) 1,348 114
Weyerhaeuser Co.(ö) 9,814 284
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Willis Towers Watson PLC(Æ)(Ð) 3,250 687
49,373
Health Care - 11.7%
Abbott Laboratories 1,256 109
AbbVie, Inc.(Ð)(Û) 13,392 1,086
Alexion Pharmaceuticals, Inc.(Æ) 1,327 132
Align Technology, Inc.(Æ) 1,637 421
Alkermes PLC(Æ)(Ð)(Û) 12,460 217
Allergan PLC 649 121
Allscripts Healthcare Solutions, Inc.(Æ) 25,800 221
AmerisourceBergen Corp. Class A 5,900 505
Amgen, Inc. 6,001 1,296
Amicus Therapeutics, Inc.(Æ)(Û) 1,513 13
Anthem, Inc.(Æ) 1,532 407
Baxter International, Inc. 1,784 159
Becton Dickinson and Co. 182 50
Biogen, Inc.(Æ)(Û) 3,471 933
Bristol-Myers Squibb Co. 1,154 73
Cardinal Health, Inc. 13,031 667
Cigna Corp. 1,182 227
Eli Lilly & Co.(Û) 6,495 907
Gilead Sciences, Inc.(Û) 16,843 1,065
HCA Healthcare, Inc. 1,285 178
HMS Holdings Corp.(Æ) 5,589 153
Humana, Inc.(Ð) 2,778 934
Illumina, Inc.(Æ) 5,783 1,676
Incyte Corp.(Æ)(Û) 6,510 476
IQVIA Holdings, Inc.(Æ) 20,783 3,226
Ironwood Pharmaceuticals, Inc. Class A(Æ)
(Û) 1,000 12
Johnson & Johnson 1,928 287
Laboratory Corp. of America Holdings(Æ) 715 125
McKesson Corp. 11,762 1,678
Molina Healthcare, Inc.(Æ) 3,390 417
Mylan NV(Æ)(Û) 56,999 1,221
Pacira BioSciences , Inc.(Æ)(Ð)(Û) 1,470 64
Perrigo Co. PLC 727 41
Pfizer, Inc. 5,205 194
Portola Pharmaceuticals, Inc.(Æ)(Û) 1,697 22
Regeneron Pharmaceuticals, Inc.(Æ) 435 147
Stryker Corp. 491 103
Thermo Fisher Scientific, Inc. 332 104
United Therapeutics Corp.(Æ)(Û) 521 51
UnitedHealth Group, Inc. 9,659 2,631
Vertex Pharmaceuticals, Inc.(Æ) 1,071 243
22,592
Materials and Processing - 4.1%
Air Products & Chemicals, Inc. 602 144
Albemarle Corp. 422 34
Amcor PLC 9,571 101
Ashland Global Holdings, Inc. 5,607 414
Ball Corp. 41,588 3,001
Beacon Roofing Supply, Inc.(Æ) 758 25
Builders FirstSource , Inc.(Æ) 2,730 68
Cabot Corp.(Ð) 2,412 97
Celanese Corp. Class A(Ð) 2,790 289
Domtar Corp. 1,030 36
Dow, Inc. 3,234 149

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 U.S. Dynamic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
DuPont de Nemours, Inc.(Ð) 9,014 462
Eastman Chemical Co. 5,758 410
Ecolab, Inc. 1,294 254
Element Solutions, Inc.(Æ)(Ð) 11,000 129
Lennox International, Inc.(Ð) 919 214
Linde PLC(Æ) 2,613 530
LyondellBasell Industries NV Class A 438 34
Masco Corp. 3,049 145
Mosaic Co. (The) 2,090 41
Newmont Goldcorp Corp. 2,265 102
Nucor Corp. 1,675 80
O-I Glass, Inc. Class I(Ð) 12,977 164
PPG Industries, Inc. 981 118
Resideo Technologies, Inc.(Æ)(Ð) 11,900 121
Sonoco Products Co. 2,339 134
Valvoline, Inc.(Ð) 11,500 242
Westrock Co. 2,777 108
WR Grace & Co.(Ð) 5,030 339
7,985
Producer Durables - 7.7%
3M Co. 981 156
Accenture PLC Class A 525 108
AECOM(Æ) 7,410 357
AGCO Corp. 6,810 478
Allison Transmission Holdings, Inc. Class A 6,690 296
American Airlines Group, Inc. 931 25
Arconic , Inc.(Ð) 8,870 266
Automatic Data Processing, Inc. 280 48
Boeing Co. (The) 1,143 364
Caterpillar, Inc. 1,226 161
CoStar Group, Inc.(Æ) 442 289
CSX Corp. 2,736 209
Cummins, Inc. 1,009 161
Danaher Corp. 641 103
Deere & Co. 1,193 189
Delta Air Lines, Inc. 3,110 173
Eaton Corp. PLC 1,304 123
EMCOR Group, Inc. 2,620 215
Emerson Electric Co. 539 39
Expeditors International of Washington, Inc. 5,810 424
FedEx Corp. 599 87
Fluor Corp.(Ð) 4,493 80
frontdoor , Inc.(Æ) 4,192 178
General Dynamics Corp. 216 38
General Electric Co. 170,893 2,128
HD Supply Holdings, Inc.(Æ) 4,691 191
Honeywell International, Inc. 761 132
Illinois Tool Works, Inc. 258 45
Insperity , Inc.(Ð) 2,240 196
JB Hunt Transport Services, Inc. 1,273 137
Johnson Controls International PLC(Æ) 865 34
L3Harris Technologies, Inc. 436 96
Landstar System, Inc. 4,080 452
Lockheed Martin Corp. 449 192
ManpowerGroup , Inc. 4,500 412
MSC Industrial Direct Co., Inc. Class A 398 27
Norfolk Southern Corp. 1,153 240
Northrop Grumman Corp. 230 86
PACCAR Financial Corp. 581 43
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pentair PLC 12,030 516
Quanta Services, Inc. 4,950 194
Raytheon Co. 927 205
Republic Services, Inc. Class A 2,048 195
Rollins, Inc.(Ð) 7,705 292
Schneider National, Inc. Class B 2,700 60
Stanley Black & Decker, Inc. 8,894 1,417
Terex Corp.(Ð) 6,241 159
Textron, Inc. 7,760 356
Union Pacific Corp. 1,977 355
United Parcel Service, Inc. Class B 1,378 143
United Technologies Corp. 1,365 205
Wabtec Corp. 15,827 1,169
Waste Management, Inc. 730 89
WESCO International, Inc.(Æ)(Ð) 4,424 214
XPO Logistics, Inc.(Æ) 2,150 191
14,738
Technology - 25.2%
Activision Blizzard, Inc. 7,990 467
Adobe, Inc.(Æ) 790 277
Alphabet, Inc. Class A(Æ) 2,403 3,443
Alphabet, Inc. Class C(Æ) 1,842 2,642
Amdocs, Ltd. 599 43
Apple, Inc. 14,595 4,518
Applied Materials, Inc. 26,747 1,551
Arista Networks, Inc.(Æ) 5,798 1,295
Arrow Electronics, Inc.(Æ) 4,030 306
Autodesk, Inc.(Æ) 10,401 2,047
Booking Holdings, Inc.(Æ) 125 229
Bottomline Technologies, Inc.(Æ)(Û) 740 40
Box, Inc. Class A(Æ)(Ð) 8,800 132
Cirrus Logic, Inc.(Æ) 6,260 481
Cisco Systems, Inc. 8,263 380
Citrix Systems, Inc.(Û) 4,740 575
Cognizant Technology Solutions Corp. Class
A 16,903 1,038
CommVault Systems, Inc.(Æ)(Û) 6,900 311
Cornerstone OnDemand , Inc.(Æ)(Û) 5,280 310
Corning, Inc. 1,152 31
Corteva , Inc. Class W(Ð) 5,182 149
Dell Technologies, Inc. Class C(Æ) 9,645 470
Dropbox, Inc. Class A(Æ)(Ð)(Û) 19,112 325
DXC Technology Co. 392 12
Electronic Arts, Inc.(Æ) 490 53
F5 Networks, Inc.(Æ) 2,840 347
Facebook, Inc. Class A(Æ) 4,374 883
FireEye, Inc.(Æ)(Û) 21,000 336
Fortinet, Inc.(Æ)(Û) 5,840 674
Gartner, Inc.(Æ)(Û) 2,562 412
Hewlett Packard Enterprise Co. Class H(Ð) 100,342 1,398
HP, Inc.(Æ) 20,580 439
Intel Corp. 13,561 867
Juniper Networks, Inc. 18,600 427
MACOM Technology Solutions Holdings,
Inc.(Æ) 1,373 39
Marvell Technology Group, Ltd. 4,432 107
Micro Focus International PLC - ADR 520 7
Micron Technology, Inc.(Æ)(Ð) 4,190 222
Microsoft Corp.(Ð)(Û) 70,847 12,058

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Dynamic Equity Fund 15
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NetApp, Inc.(Ð) 8,591 459
NetScout Systems, Inc.(Æ) 7,600 195
New Relic, Inc.(Æ)(Ð)(Û) 1,860 123
NortonLifeLock , Inc.(Æ) 1,714 49
NVIDIA Corp. 781 185
Oracle Corp. 8,987 471
Palo Alto Networks, Inc.(Æ)(Ð)(Û) 1,152 271
Perspecta , Inc. 196 6
Progress Software Corp.(Û) 4,740 214
Pure Storage, Inc. Class A(Æ)(Ð) 6,100 109
Qorvo , Inc.(Æ) 3,190 338
QUALCOMM, Inc. 1,704 145
Salesforce.com, Inc.(Æ) 3,506 639
ServiceNow , Inc.(Æ) 4,476 1,514
Synaptics , Inc.(Æ) 4,780 319
Take-Two Interactive Software, Inc.(Æ) 16,967 2,114
Tenable Holdings, Inc.(Æ)(Û) 3,594 98
Teradata Corp.(Æ)(Ð)(Û) 10,672 260
Texas Instruments, Inc. 897 108
Varonis Systems, Inc.(Æ)(Ð) 2,000 167
VeriSign, Inc.(Æ)(Û) 2,760 574
Western Digital Corp.(Ð) 9,280 608
Workiva , Inc.(Æ)(Û) 1,170 53
Yelp, Inc. Class A(Æ) 7,230 236
48,596
Utilities - 3.3%
Ameren Corp. 1,090 89
American Electric Power Co., Inc. 3,562 371
American Water Works Co., Inc. 403 55
AT&T, Inc. 11,792 444
Baker Hughes, a GE Co. LLC 27,717 601
CenturyLink, Inc. 6,589 90
CMS Energy Corp. 701 48
Cogent Communications Holdings, Inc.(Ð) 3,370 239
Consolidated Edison, Inc. 2,628 247
Dominion Energy, Inc. 1,516 130
DTE Energy Co. 1,128 150
Duke Energy Corp.(Ð) 5,765 563
Edison International 10,413 798
Frontier Communications Corp.(Æ) 879 —
Hawaiian Electric Industries, Inc. 2,764 135
International Business Machines Corp. 1,000 144
NextEra Energy, Inc. 1,545 414
NRG Energy, Inc.(Ð) 10,280 379
Ovintiv , Inc. 952 15
PG&E Corp.(Æ) 1,080 16
Pinnacle West Capital Corp.(Ð) 1,280 125
Portland General Electric Co. 4,000 246
Public Service Enterprise Group, Inc. 1,602 95
Southern Co. (The) 3,393 239
T-Mobile US, Inc.(Æ) 1,942 154
Verizon Communications, Inc. 7,282 433
WEC Energy Group, Inc.(Æ) 1,085 108
6,328
Total Common Stocks
(cost $174,492) 200,390
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Warrants & Rights - 0.0%
Bristol-Myers Squibb Co. (Æ)
2021 Rights 1,154
4
Total Warrants & Rights
(cost $2) 4
Short-Term Investments - 3.2%
U.S. Cash Management Fund(@) 6,128,965 (∞) 6,131
Total Short-Term Investments
(cost $6,131) 6,131
Other Securities - 1.2%
U.S. Cash Collateral Fund(×)(@) 2,296,220 (∞)
2,296
Total Other Securities
(cost $2,296) 2,296
Total Investments 108.4%
(identified cost $182,921) 208,821
Securities Sold Short - (6.9)%
Consumer Discretionary - (1.2)%
Callaway Golf Co. (1,800) (39)
Carvana Co.(Æ) (460) (36)
Dorman Products, Inc.(Æ) (1,880) (131)
Eldorado Resorts, Inc.(Æ) (2,390) (143)
Fox Factory Holding Corp.(Æ) (3,080) (203)
Gentex Corp. (8,193) (244)
Gray Television, Inc.(Æ) (3,500) (71)
Hanesbrands, Inc. (1,600) (22)
Harley-Davidson, Inc. (5,890) (197)
Leggett & Platt, Inc. (4,173) (199)
Marriott Vacations Worldwide Corp. (1,370) (165)
Monro Muffler Brake, Inc. (2,090) (131)
PriceSmart , Inc. (1,991) (122)
Sinclair Broadcast Group, Inc. Class A (5,996) (179)
Strategic Education, Inc.(Æ) (750) (122)
Thor Industries, Inc. (2,966) (239)
Walt Disney Co. (The) (242) (33)
Winnebago Industries, Inc. (2,215) (121)
(2,397)
Consumer Staples - (0.3)%
ConAgra Foods, Inc. (8,510) (280)
Energizer Holdings, Inc. (2,879) (133)
National Vision Holdings, Inc.(Æ) (2,110) (72)
Simply Good Foods Co. (The)(Æ) (2,013) (46)
(531)
Energy - (0.2)%
Antero Resources Corp.(Æ) (52,359) (97)
Diamondback Energy, Inc. (3,100) (231)
(328)
Financial Services - (1.9)%
AGNC Investment Corp.(Æ) (14,000) (260)
Annaly Capital Management, Inc.(ö) (26,000) (254)
Apollo Commercial Real Estate Finance,
Inc.(ö) (11,900) (218)
Chimera Investment Corp.(ö) (11,400) (242)
First Financial Bancorp (9,200) (221)
Fiserv, Inc.(Æ) (2,180) (259)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (3,910) (133)

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 U.S. Dynamic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ladder Capital Corp. Class A(ö) (13,800) (253)
Macerich Co. (The)(ö) (10,002) (223)
Moelis & Co. Class A (600) (22)
New Residential Investment Corp.(ö) (15,300) (256)
Office Properties Income Trust(ö) (3,699) (126)
PennyMac Mortgage Investment Trust(ö) (9,700) (226)
Potlatch Corp.(ö) (3,300) (142)
Redwood Trust, Inc.(ö) (14,500) (256)
Taubman Centers, Inc.(ö) (8,453) (223)
Two Harbors Investment Corp.(ö) (16,241) (248)
(3,562)
Health Care - (1.3)%
Acadia Pharmaceuticals, Inc.(Æ) (1,431) (57)
Arena Pharmaceuticals, Inc.(Æ) (2,170) (99)
Arrowhead Pharmaceuticals, Inc.(Æ) (770) (32)
Bio- Techne Corp.(Æ) (1,140) (239)
Catalent , Inc.(Æ) (4,521) (276)
Emergent BioSolutions , Inc.(Æ) (4,690) (258)
Guardant Health, Inc.(Æ) (290) (22)
iRhythm Technologies, Inc.(Æ) (1,360) (116)
LHC Group, Inc.(Æ) (1,920) (280)
Ligand Pharmaceuticals, Inc. Class B(Æ) (1,900) (167)
Momenta Pharmaceuticals, Inc.(Æ) (2,267) (66)
NeoGenomics , Inc.(Æ) (6,890) (222)
Repligen Corp.(Æ) (1,920) (193)
Seattle Genetics, Inc.(Æ) (2,170) (235)
Teladoc Health, Inc.(Æ) (2,610) (265)
(2,527)
Materials and Processing - (0.2)%
International Flavors & Fragrances, Inc. (1,920) (252)
Quaker Chemical Corp. (1,284) (213)
(465)
Producer Durables - (0.4)%
Albany International Corp. Class A (1,440) (100)
Altra Industrial Motion Corp. (3,820) (127)
Badger Meter, Inc. (3,703) (219)
LCI Industries (2,860) (309)
Toro Co. (The) (1,183) (95)
(850)
Technology - (1.3)%
Alteryx, Inc. Class A(Æ) (1,910) (266)
Brooks Automation, Inc. (5,420) (206)
CommScope Holding Co., Inc.(Æ) (14,700) (179)
Envestnet , Inc.(Æ) (3,040) (240)
II-VI, Inc.(Æ) (3,000) (101)
Microchip Technology, Inc. (2,530) (247)
MongoDB, Inc.(Æ) (1,000) (164)
Roku, Inc.(Æ) (288) (35)
Science Applications International Corp. (2,890) (254)
SS&C Technologies Holdings, Inc. (4,730) (298)
Trade Desk, Inc. (The) Class A(Æ) (115) (31)
Ubiquiti, Inc. (1,230) (201)
Verra Mobility Corp.(Æ) (16,544) (264)
(2,486)
Utilities - (0.1)%
Centennial Resource Development, Inc. Class
A(Æ) (22,558) (73)
Equitrans Midstream Corp. (13,501) (130)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(203)
Total Securities Sold Short
(proceeds $12,515) (13,349)
Other Assets and Liabilities , Net
- (1.5%)
(2,922)
Net Assets - 100.0%
192,550

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Dynamic Equity Fund 17
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 16 USD 2,579 03/20
(56)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(56)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 33,667 $ — $ —
$ —
$ 33,667
Consumer Staples 8,480 — —
—
8,480
Energy 8,631 — —
—
8,631
Financial Services 49,373 — —
—
49,373
Health Care 22,592 — —
—
22,592
Materials and Processing 7,985 — —
—
7,985
Producer Durables 14,738 — —
—
14,738
Technology 48,596 — —
—
48,596
Utilities 6,328 — —
—
6,328
Warrants & Rights 4 — —
—
4
Short-Term Investments — — —
6,131
6,131
Other Securities — — —
2,296
2,296
Total Investments 200,394 — — 8,427 208,821
Securities Sold Short
**
(13,349) — — — (13,349)
Other Financial Instruments
Liabilities
Futures Contracts (56) — — — (56)
Total Other Financial Instruments
*
$ (56) $ — $ — $ — $ (56)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.0%
Consumer Discretionary - 13.4%
Amazon.com, Inc.(Æ) 34,890 70,084
Amerco , Inc. 3,771 1,400
Aramark Services, Inc. 61,222 2,702
Bright Horizons Family Solutions, Inc.(Æ) 13,101 2,145
Carnival Corp. 29,694 1,293
Charter Communications, Inc. Class A(Æ) 117,041 60,564
Choice Hotels International, Inc.(Ñ) 25,093 2,514
Cinemark Holdings, Inc. 254,450 8,018
Comcast Corp. Class A 230,261 9,945
Costco Wholesale Corp. 16,237 4,961
Darden Restaurants, Inc. 19,746 2,299
Designer Brands, Inc. Class A 260,334 3,707
Domino's Pizza, Inc. 130,203 36,685
DR Horton, Inc. 153,825 9,106
eBay, Inc. 180,750 6,066
Expedia Group, Inc. 11,500 1,247
Extended Stay America, Inc. 60,041 776
Ford Motor Credit Co. LLC 390,940 3,448
Garmin, Ltd. 21,058 2,042
General Motors Co. 726,739 24,266
Gentex Corp. 152,728 4,547
Genuine Parts Co. 13,564 1,269
Goodyear Tire & Rubber Co. (The) 97,169 1,276
Hasbro, Inc. 432,355 44,044
Home Depot, Inc. (The) 34,927 7,967
Lennar Corp. Class A 36,205 2,403
Liberty Media Corp. Class A(Æ) 39,108 1,899
Liberty SiriusXM Group Class C(Æ) 43,091 2,112
Macy's, Inc.(Ñ) 47,692 761
McDonald's Corp. 26,229 5,612
Mohawk Industries, Inc.(Æ) 109,119 14,369
Netflix, Inc.(Æ) 114,333 39,455
Nike, Inc. Class B 32,980 3,176
Norwegian Cruise Line Holdings, Ltd.(Æ) 269,121 14,492
Omnicom Group, Inc. 21,884 1,648
Penske Automotive Group, Inc. 19,669 924
PulteGroup, Inc. 312,037 13,932
Ross Stores, Inc. 17,276 1,938
Royal Caribbean Cruises, Ltd. 17,703 2,073
Sensata Technologies Holding PLC(Æ) 30,020 1,419
Starbucks Corp. 39,547 3,355
Tapestry, Inc. 51,673 1,332
Target Corp. 32,277 3,574
TJX Cos., Inc. 22,206 1,311
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 3,613 968
ViacomCBS , Inc. Class B 66,622 2,274
WABCO Holdings, Inc.(Æ) 27,957 3,792
Walmart, Inc. 59,748 6,840
Walt Disney Co. (The) 49,918 6,904
448,934
Consumer Staples - 5.1%
Archer-Daniels-Midland Co. 63,366 2,836
Coca-Cola Co. (The) 137,744 8,044
Constellation Brands, Inc. Class A 294,053 55,370
CVS Health Corp. 289,986 19,667
Ingredion, Inc. 182,052 16,021
JM Smucker Co. (The)(Ñ) 21,688 2,247
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Molson Coors Brewing Co. Class B(Ñ) 425,888 23,671
Mondelez International, Inc. Class A 69,473 3,986
PepsiCo, Inc. 52,520 7,459
Procter & Gamble Co. (The) 114,911 14,320
Tyson Foods, Inc. Class A 205,548 16,985
170,606
Energy - 5.6%
BP PLC - ADR 665,160 24,032
Cabot Oil & Gas Corp. 63,227 891
Canadian Natural Resources, Ltd. 1,054,674 29,668
Chevron Corp. 241,560 25,881
ConocoPhillips 248,946 14,795
Exxon Mobil Corp. 208,689 12,964
Halliburton Co. 862,427 18,810
Magna International, Inc. Class A 255,617 12,957
Marathon Petroleum Corp. 45,108 2,458
Phillips 66 36,275 3,314
Royal Dutch Shell PLC Class B - ADR(Ñ) 291,410 15,526
Schlumberger, Ltd. 738,811 24,758
Valero Energy Corp. 16,625 1,402
187,456
Financial Services - 23.4%
AerCap Holdings Ltd. / AerCap Global
Aviation Trust(Æ) 246,863 13,975
Aflac, Inc. 81,949 4,226
AGNC Investment Corp.(Æ) 235,891 4,385
Alliance Data Systems Corp. 17,492 1,798
Allstate Corp. (The) 29,320 3,476
Ally Financial, Inc. 45,558 1,459
American Express Co. 37,867 4,918
American Homes 4 Rent Class A(ö) 56,519 1,545
American Tower Corp. (ö) 15,296 3,545
Annaly Capital Management, Inc.(ö) 1,442,973 14,083
Apple Hospitality REIT, Inc.(ö) 191,451 2,876
AvalonBay Communities, Inc.(ö) 6,786 1,470
Banco Santander SA - ADR(Ñ) 2,325,901 9,118
Bank of America Corp. 1,058,242 34,742
Bank of New York Mellon Corp. (The) 143,599 6,430
Berkshire Hathaway, Inc. Class B(Æ) 222,316 49,894
Broadridge Financial Solutions, Inc. 33,705 4,016
Brookfield Property REIT, Inc. Class A(Ñ)(ö) 73,732 1,361
Capital One Financial Corp. 29,346 2,929
CBOE Global Markets, Inc. 38,838 4,786
CBRE Group, Inc. Class A(Æ) 46,766 2,855
Charles Schwab Corp. (The) 987,058 44,960
Chubb, Ltd. 35,476 5,392
Citigroup, Inc. 630,362 46,905
CME Group, Inc. Class A 231,757 50,317
Comerica, Inc. 43,264 2,646
Crown Castle International Corp.(ö) 155,433 23,290
CubeSmart (ö) 41,142 1,303
Discover Financial Services 26,790 2,013
E*Trade Financial Corp. 144,011 6,138
Equinix , Inc.(Æ)(ö) 8,025 4,733
Essex Property Trust, Inc.(ö) 4,691 1,453
Everest Re Group, Ltd. 5,602 1,549
Fidelity National Information Services, Inc. 30,454 4,375
First Republic Bank 26,906 2,983

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fiserv, Inc.(Æ) 15,236 1,807
FleetCor Technologies, Inc.(Æ) 7,795 2,457
Gaming and Leisure Properties, Inc.(ö) 189,817 8,970
Global Payments, Inc. 32,820 6,415
Goldman Sachs Group, Inc. (The) 7,292 1,734
Hartford Financial Services Group, Inc. 38,279 2,269
Host Hotels & Resorts, Inc.(ö) 81,928 1,339
Intercontinental Exchange, Inc. 34,931 3,484
Invitation Homes, Inc.(ö) 51,647 1,625
Jack Henry & Associates, Inc. 34,720 5,192
JPMorgan Chase & Co. 293,168 38,804
KeyCorp 186,415 3,488
KKR & Co., Inc. Class A 1,547,174 49,355
Life Storage, Inc.(Æ)(ö) 14,291 1,617
M&T Bank Corp. 12,261 2,066
MasterCard, Inc. Class A 205,357 64,880
Medical Properties Trust, Inc.(ö) 86,703 1,920
Merck & Co., Inc. 103,928 8,880
MetLife, Inc. 28,215 1,403
MFA Financial, Inc.(ö) 227,115 1,771
Morgan Stanley 87,387 4,567
Northern Trust Corp. 29,679 2,903
PayPal Holdings, Inc.(Æ) 403,426 45,946
People's United Financial, Inc. 84,703 1,306
PNC Financial Services Group, Inc. (The) 27,976 4,156
Prudential Financial, Inc. 32,725 2,980
Public Storage(ö) 5,781 1,294
Raymond James Financial, Inc. 34,961 3,196
Regency Centers Corp.(ö) 20,720 1,285
Reinsurance Group of America, Inc. Class A 9,053 1,304
RenaissanceRe Holdings, Ltd. 7,730 1,464
SLM Corp. 736,249 8,040
Starwood Property Trust, Inc.(ö) 88,933 2,282
State Street Corp. 55,031 4,162
Sun Communities, Inc.(ö) 10,617 1,722
Synchrony Financial 85,795 2,781
Travelers Cos., Inc. (The) 23,072 3,037
Truist Financial Corp. 130,080 6,708
Two Harbors Investment Corp.(ö) 550,849 8,406
US Bancorp 112,223 5,972
VEREIT, Inc.(ö) 155,931 1,522
Virtu Financial, Inc. Class A(Ñ) 63,596 1,061
Visa, Inc. Class A 358,682 71,367
Wells Fargo & Co. 185,616 8,713
Western Union Co. (The) 85,744 2,307
WP Carey, Inc.(ö) 17,092 1,438
781,339
Health Care - 12.0%
Abbott Laboratories 65,211 5,682
AbbVie, Inc. 167,122 13,540
Agilent Technologies, Inc. 47,779 3,945
Amgen, Inc. 9,588 2,072
Anthem, Inc.(Æ) 5,154 1,367
AstraZeneca PLC - ADR 192,229 9,362
Baxter International, Inc. 43,030 3,839
Becton Dickinson and Co. 18,379 5,058
Boston Scientific Corp.(Æ) 35,633 1,492
Bristol-Myers Squibb Co. 237,258 14,935
Centene Corp.(Æ) 46,930 2,948
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cerner Corp. 47,519 3,413
Cigna Corp. 18,358 3,532
Cooper Cos., Inc. (The) 4,314 1,496
Eli Lilly & Co. 35,349 4,936
Gilead Sciences, Inc. 138,049 8,725
HCA Healthcare, Inc. 5,806 806
Horizon Therapeutics PLC(Æ) 256,259 8,838
Illumina, Inc.(Æ) 115,365 33,464
IQVIA Holdings, Inc.(Æ) 418,009 64,896
Jazz Pharmaceuticals PLC(Æ) 55,955 8,021
Johnson & Johnson 245,901 36,607
Laboratory Corp. of America Holdings(Æ) 17,370 3,047
MEDNAX, Inc.(Æ) 60,470 1,395
Medtronic PLC 197,877 22,843
Mylan NV(Æ) 349,298 7,482
Pfizer, Inc. 691,710 25,759
Qiagen NV(Æ) 35,810 1,210
Quest Diagnostics, Inc. 21,916 2,425
Regeneron Pharmaceuticals, Inc.(Æ) 6,195 2,094
Steris PLC 9,377 1,413
Stryker Corp. 14,144 2,980
Thermo Fisher Scientific, Inc. 18,646 5,840
UnitedHealth Group, Inc. 222,570 60,639
Universal Health Services, Inc. Class B 23,926 3,281
Vertex Pharmaceuticals, Inc.(Æ) 7,060 1,603
Zimmer Biomet Holdings, Inc. 100,772 14,904
Zoetis, Inc. Class A 33,562 4,504
400,393
Materials and Processing - 5.7%
Air Products & Chemicals, Inc. 20,477 4,888
AptarGroup, Inc. 11,500 1,328
Ball Corp. 821,620 59,305
Berry Plastics Group, Inc.(Æ) 26,256 1,116
Crown Holdings, Inc.(Æ) 240,941 17,837
Dow, Inc. 99,316 4,576
DuPont de Nemours, Inc. 88,090 4,509
Eastman Chemical Co. 142,254 10,138
Ecolab, Inc. 39,966 7,838
Freeport-McMoRan, Inc. 939,899 10,433
Huntsman Corp. 504,432 10,371
Ingersoll-Rand PLC 30,692 4,089
International Flavors & Fragrances, Inc.(Ñ) 21,201 2,780
Lennox International, Inc. 5,459 1,272
Linde PLC(Æ) 21,209 4,308
LyondellBasell Industries NV Class A 28,169 2,193
NewMarket Corp. 5,849 2,571
Newmont Goldcorp Corp. 437,328 19,706
Nucor Corp. 67,452 3,203
Owens Corning 25,061 1,516
PPG Industries, Inc. 18,234 2,185
Reliance Steel & Aluminum Co. 25,356 2,911
Royal Gold, Inc. 47,731 5,504
Silgan Holdings, Inc. 54,472 1,681
Sonoco Products Co. 21,573 1,233
Steel Dynamics, Inc. 52,197 1,560
Westrock Co. 44,463 1,734
190,785

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Producer Durables - 5.4%
3M Co. 13,826 2,194
Accenture PLC Class A 28,803 5,911
AECOM(Æ) 38,592 1,861
American Airlines Group, Inc.(Ñ) 701,841 18,837
Ametek , Inc. 35,058 3,406
Automatic Data Processing, Inc. 31,039 5,320
Boeing Co. (The) 10,240 3,259
Booz Allen Hamilton Holding Corp. Class A 48,525 3,787
Carlisle Cos., Inc. 19,783 3,091
CH Robinson Worldwide, Inc.(Ñ) 19,423 1,403
Cintas Corp. 6,621 1,847
CoStar Group, Inc.(Æ) 6,300 4,114
CSX Corp. 18,465 1,410
Cummins, Inc. 22,271 3,563
Danaher Corp. 29,915 4,812
Deere & Co. 8,700 1,380
Delta Air Lines, Inc. 57,346 3,196
Eaton Corp. PLC 68,566 6,477
Emerson Electric Co. 21,989 1,575
Flir Systems, Inc. 27,509 1,418
Fortive Corp. 23,217 1,740
General Dynamics Corp. 8,635 1,515
HD Supply Holdings, Inc.(Æ) 35,757 1,457
HEICO Corp. 7,238 886
Honeywell International, Inc. 38,713 6,706
Huntington Ingalls Industries, Inc. 3,579 934
IDEX Corp. 15,264 2,501
IHS Markit , Ltd.(Æ) 54,688 4,313
Illinois Tool Works, Inc. 9,751 1,706
Johnson Controls International PLC(Æ) 155,203 6,123
Kansas City Southern 14,387 2,427
L3Harris Technologies, Inc. 21,970 4,863
Lockheed Martin Corp. 8,513 3,645
Middleby Corp.(Æ) 10,496 1,177
Northrop Grumman Corp. 11,598 4,344
PACCAR Financial Corp. 57,088 4,236
Paychex, Inc. 53,749 4,610
Quanta Services, Inc. 37,203 1,456
Raytheon Co. 27,332 6,039
Republic Services, Inc. Class A 35,595 3,383
Roper Technologies, Inc. 8,273 3,157
S&P Global, Inc. 13,907 4,085
Snap-on, Inc. 8,918 1,423
Southwest Airlines Co. 47,820 2,629
Textron, Inc. 38,205 1,755
Toro Co. (The) 31,519 2,522
Union Pacific Corp. 18,436 3,308
United Parcel Service, Inc. Class B 14,402 1,491
United Technologies Corp. 56,505 8,487
Verisk Analytics, Inc. Class A 17,044 2,769
Waste Management, Inc. 32,957 4,011
Waters Corp.(Æ)(Ñ) 14,626 3,273
181,832
Technology - 22.5%
Adobe, Inc.(Æ) 20,004 7,024
Allegion PLC 20,490 2,650
Alphabet, Inc. Class A(Æ) 61,350 87,901
Alphabet, Inc. Class C(Æ) 12,813 18,377
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Amdocs, Ltd. 76,782 5,525
Amphenol Corp. Class A 43,253 4,302
Ansys , Inc.(Æ) 3,836 1,052
Apple, Inc. 173,483 53,695
Applied Materials, Inc. 576,065 33,406
Arista Networks, Inc.(Æ) 156,927 35,048
Arrow Electronics, Inc.(Æ) 32,237 2,448
Autodesk, Inc.(Æ) 210,648 41,466
Black Knight, Inc.(Æ) 23,285 1,558
Broadcom, Inc. 17,916 5,467
CDW Corp. 17,739 2,314
Cisco Systems, Inc. 229,140 10,534
Citrix Systems, Inc. 41,348 5,012
Cognizant Technology Solutions Corp. Class
A 25,343 1,556
Corning, Inc. 45,235 1,207
Corteva , Inc. Class W 425,693 12,311
Cypress Semiconductor Corp. 217,143 5,066
Dell Technologies, Inc. Class C(Æ) 53,528 2,611
Dolby Laboratories, Inc. Class A 40,685 2,821
DXC Technology Co. 23,100 736
F5 Networks, Inc.(Æ) 15,252 1,863
Facebook, Inc. Class A(Æ) 162,836 32,878
Genpact , Ltd. 113,319 5,017
Hewlett Packard Enterprise Co. Class H 162,775 2,268
HP, Inc.(Æ) 177,827 3,791
Intel Corp. 264,999 16,941
Intuit, Inc. 10,895 3,055
IPG Photonics Corp.(Æ) 58,893 7,519
Jabil Circuit, Inc. 56,342 2,191
Juniper Networks, Inc. 130,484 2,993
Lam Research Corp. 7,594 2,265
Leidos Holdings, Inc. 35,266 3,543
LogMeIn, Inc. 19,105 1,643
Marvell Technology Group, Ltd. 667,860 16,055
Micron Technology, Inc.(Æ) 43,659 2,318
Microsoft Corp. 1,124,807 191,476
Motorola Solutions, Inc. 13,438 2,379
NVIDIA Corp. 49,575 11,721
ON Semiconductor Corp.(Æ) 70,905 1,641
Oracle Corp. 90,473 4,745
Salesforce.com, Inc.(Æ) 29,697 5,414
ServiceNow , Inc.(Æ) 88,975 30,094
SYNNEX Corp. 14,477 1,994
Synopsys, Inc.(Æ) 28,683 4,231
Take-Two Interactive Software, Inc.(Æ) 289,626 36,099
Teradyne, Inc. 31,983 2,111
Texas Instruments, Inc. 60,093 7,250
VMware, Inc. Class A(Æ) 12,401 1,836
Zynga, Inc. Class A(Æ) 230,931 1,390
750,808
Utilities - 2.9%
AT&T, Inc. 1,209,169 45,489
Avangrid , Inc. 32,432 1,727
CenterPoint Energy, Inc. 60,636 1,606
Consolidated Edison, Inc. 30,260 2,845
DTE Energy Co. 13,021 1,727
Duke Energy Corp. 44,375 4,332
Evergy , Inc. 66,590 4,805

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Eversource Energy(Æ) 21,624 1,999
Exelon Corp. 79,227 3,770
International Business Machines Corp. 29,605 4,255
NextEra Energy, Inc. 8,141 2,184
Pinnacle West Capital Corp. 17,425 1,702
PPL Corp. 78,754 2,850
Sempra Energy 12,296 1,975
Southern Co. (The) 29,317 2,064
Verizon Communications, Inc. 171,691 10,205
WEC Energy Group, Inc.(Æ) 39,133 3,909
97,444
Total Common Stocks
(cost $2,724,189) 3,209,597
Warrants & Rights - 0.0%
Bristol-Myers Squibb Co.(Æ)
2021  Rights 33,801 118
Total Warrants & Rights
(cost $72) 118
Short-Term Investments - 3.8%
U.S. Cash Management Fund(@) 127,925,391
(∞)
127,977
United States Treasury Bills
1.469% due 03/26/20 (ž)(§) 700 698
Total Short-Term Investments
(cost $128,668) 128,675
Other Securities - 1.8%
U.S. Cash Collateral Fund(×)(@) 58,876,145
(∞)
58,876
Total Other Securities
(cost $58,876) 58,876
Total Investments 101.6%
(identified cost $2,911,805) 3,397,266
Other Assets and Liabilities, Net
- (1.6%)
(52,410)
Net Assets - 100.0%
3,344,856

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 U.S. Strategic Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 274 USD 44,169 03/20
455
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
455
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 448,934 $ — $ —
$ —
$ 448,934
Consumer Staples 170,606 — —
—
170,606
Energy 187,456 — —
—
187,456
Financial Services 781,339 — —
—
781,339
Health Care 400,393 — —
—
400,393
Materials and Processing 190,785 — —
—
190,785
Producer Durables 181,832 — —
—
181,832
Technology 750,808 — —
—
750,808
Utilities 97,444 — —
—
97,444
Warrants & Rights 118 — —
—
118
Short-Term Investments — 698 —
127,977
128,675
Other Securities — — —
58,876
58,876
Total Investments 3,209,715 698 — 186,853 3,397,266
Other Financial Instruments
Assets
Futures Contracts 455 — — — 455
Total Other Financial Instruments
*
$ 455 $ — $ — $ — $ 455
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks – 101.2%
Consumer Discretionary – 13.0%
Aaron's, Inc. Class A(Û) 49,729 2,952
Abercrombie & Fitch Co. Class A 40,965 670
Adtalem Global Education, Inc.(Æ)(Û) 97,761 3,374
American Axle & Manufacturing Holdings,
Inc.(Æ)(Ð) 101,200 935
American Eagle Outfitters, Inc. 95,778 1,379
American Public Education, Inc.(Æ) 56,767 1,353
America's Car-Mart, Inc.(Æ) 65,859 7,231
B. Riley Financial, Inc. 311,128 8,345
Barnes & Noble Education, Inc.(Æ)(Ð) 157,803 543
Bassett Furniture Industries, Inc. 5,175 63
Bed Bath & Beyond, Inc.(Ñ) 62,841 895
Big Lots, Inc. 18,669 505
BJ's Restaurants, Inc. 186,050 7,402
BJ's Wholesale Club Holdings, Inc.(Æ) 24,526 503
BMC Stock Holdings, Inc.(Æ) 90,481 2,641
Brinker International, Inc.(Ð) 68,721 2,933
Cable One, Inc. 895 1,525
Carrols Restaurant Group, Inc.(Æ) 345,446 1,568
Cavco Industries, Inc.(Æ) 27,182 6,089
Celestica, Inc.(Æ) 96,429 872
Central European Media Enterprises, Ltd.
Class A(Æ) 246,391 1,101
Central Garden & Pet Co. Class A(Æ) 52,259 1,566
Century Casinos, Inc.(Æ) 231,889 1,932
Cheesecake Factory, Inc. (The)(Ñ) 22,042 846
Chegg , Inc.(Æ) 125,048 5,156
Chico's FAS, Inc. 139,057 541
Children's Place, Inc. (The)(Ñ) 46,343 2,765
Churchill Downs, Inc. 10,020 1,447
Chuy's Holdings, Inc.(Æ)(Ð) 9,600 236
Cooper Tire & Rubber Co. 35,177 932
Cooper-Standard Holdings, Inc.(Æ)(Û) 23,589 626
Cracker Barrel Old Country Store, Inc.(Ñ) 7,251 1,109
Cumulus Media, Inc. Class A(Æ) 268,153 3,754
Dana Holding Corp. 90,492 1,394
Dave & Buster's Entertainment, Inc.(Ñ) 151,267 6,680
Deckers Outdoor Corp.(Æ) 5,834 1,114
Del Taco Restaurants, Inc.(Æ) 523,911 3,951
Delta Apparel, Inc.(Æ) 164,984 4,138
Dillard's, Inc. Class A 18,481 1,122
Eldorado Resorts, Inc.(Æ)(Ñ) 83,567 4,996
Eros International PLC(Æ)(Ñ) 168,080 405
Ethan Allen Interiors, Inc.(Ñ) 40,841 660
Fiesta Restaurant Group, Inc.(Æ)(Ð) 36,626 364
Fossil Group, Inc.(Æ) 18,800 127
Foundation Building Materials, Inc.(Æ) 6,700 119
Genesco, Inc.(Æ) 105,209 4,137
Golden Entertainment, Inc.(Æ)(Ð) 7,586 130
Goodyear Tire & Rubber Co. (The)(Ð) 82,200 1,079
GoPro, Inc. Class A(Æ) 106,700 420
Hamilton Beach Brands Holding Co. Class A 265,206 4,191
Haverty Furniture Cos., Inc. 28,086 565
HealthStream , Inc.(Æ) 11,500 294
Hillenbrand, Inc. 13,641 396
Hooker Furniture Corp.(Ð) 22,294 549
Houghton Mifflin Harcourt Co.(Æ)(Ð) 53,467 295
iHeartMedia , Inc. Class A(Æ)(Ñ) 203,608 3,600
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Inter Parfums , Inc. 94,889 6,558
International Game Technology PLC(Ð) 63,700 859
IntriCon Corp.(Æ)(Ñ) 205,964 3,508
J Alexander's Holdings, Inc.(Æ) 332,674 3,187
Jack in the Box, Inc.(Û) 36,746 3,004
John Wiley & Sons, Inc. Class A(Û) 21,659 945
K12, Inc.(Æ) 16,126 260
Kontoor Brands, Inc.(Ñ) 148,812 5,676
Laureate Education, Inc. Class A(Æ) 37,425 780
La-Z-Boy, Inc. 30,377 931
Libbey , Inc.(Æ)(Ñ) 510,612 679
Liberty Braves Group Class C(Æ)(Ð) 5,500 160
Lithia Motors, Inc. Class A 7,186 975
Lovesac Co. (The)(Æ)(Ñ) 26,315 299
Madison Square Garden Co. (The) Class
A(Æ)(Ð)(Û) 6,820 2,020
Marchex , Inc. Class B(Æ) 22,695 77
MarineMax , Inc.(Æ) 12,397 247
Marriott Vacations Worldwide Corp. 49,455 5,946
Matthews International Corp. Class A(Ñ) 13,352 498
Meritage Homes Corp.(Æ) 22,722 1,612
Murphy USA, Inc.(Æ) 10,536 1,076
National CineMedia , Inc.(Ð) 25,020 185
Nautilus, Inc.(Æ) 50,505 161
PetIQ , Inc.(Æ)(Ñ) 205,635 6,118
Potbelly Corp.(Æ) 15,600 67
Quotient Technology, Inc.(Æ)(Ð)(Û) 49,100 494
Red Robin Gourmet Burgers, Inc.(Æ) 62,762 2,063
Regis Corp.(Æ)(Ð) 9,989 155
Rent-A-Center, Inc. Class A(Ð) 5,000 146
REV Group, Inc. 17,000 170
Rocky Brands, Inc. 1,149 31
Rosetta Stone, Inc.(Æ)(Ð) 23,698 406
Sally Beauty Holdings, Inc.(Æ)(Ñ) 257,812 3,957
Scholastic Corp. 38,917 1,282
Scientific Games Corp. Class A(Æ)(Ð) 5,651 140
Skyline Champion Corp.(Æ) 203,668 5,855
SMART Global Holdings, Inc.(Æ)(Ð) 80,850 2,439
Sportsman's Warehouse Holdings, Inc.(Æ) 114,568 742
Stamps.com, Inc.(Æ) 7,959 593
Steven Madden, Ltd. 94,119 3,629
Strategic Education, Inc.(Æ) 2,626 426
Superior Uniform Group, Inc. 104,394 1,204
Systemax, Inc. 1,391 33
Taylor Morrison Home Corp. Class A(Æ) 63,443 1,642
Tenneco, Inc. Class A 21,272 201
Texas Roadhouse, Inc. Class A 18,996 1,187
TiVo Corp. 200,745 1,461
Travelzoo , Inc.(Æ) 5,300 54
TRI Pointe Group, Inc.(Æ) 91,464 1,487
Tribune Publishing Co.(Æ) 1,665 21
Tupperware Brands Corp. 41,151 258
Turtle Beach Corp.(Æ)(Ñ) 94,625 763
Universal Technical Institute, Inc.(Æ) 6,593 51
Vera Bradley, Inc.(Æ) 4,018 38
Viad Corp.(Û) 14,592 948
Vista Outdoor, Inc.(Æ) 66,612 495
Visteon Corp.(Æ)(Ð) 14,533 1,160
Whirlpool Corp.(Ð) 650 95
Wingstop , Inc.(Ð) 18,110 1,680

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Wolverine World Wide, Inc. 275,024 8,684
WW International, Inc.(Æ) 15,041 496
Zumiez , Inc.(Æ)(Ñ) 15,411 480
205,309
Consumer Staples - 3.2%
Boston Beer Co., Inc. Class A(Æ) 2,898 1,033
Bunge, Ltd. Finance Corp. 17,456 915
Calavo Growers, Inc.(Ñ) 22,866 1,752
Cott Corp. 147,342 2,253
Energizer Holdings, Inc.(Æ)(Ð)(Ñ) 234,159 9,246
Farmer Brothers Co.(Æ) 173,405 2,077
Fresh Del Monte Produce, Inc. 72,901 2,288
Helen of Troy, Ltd.(Æ) 5,839 1,104
Herbalife Nutrition, Ltd.(Æ) 25,554 993
J&J Snack Foods Corp. 39,155 6,493
Lancaster Colony Corp. 3,292 509
Lifevantage Corp.(Æ)(Ð) 11,700 192
Medifast , Inc.(Ð) 3,320 321
National Beverage Corp.(Æ)(Ñ) 16,010 687
Nomad Foods, Ltd.(Æ) 323,448 6,527
Performance Food Group Co.(Æ) 47,219 2,445
PolyOne Corp.(Ð) 47,230 1,567
Post Holdings, Inc.(Æ)(Ð) 8,580 897
Primo Water Corp.(Æ) 249,932 3,766
Quanex Building Products Corp. 41,457 735
Sanderson Farms, Inc.(Û) 15,760 2,170
SpartanNash Co. 22,267 271
Universal Corp. 17,242 916
USANA Health Sciences, Inc.(Æ)(Û) 23,256 1,434
50,591
Energy - 2.7%
Amplify Energy Corp.(Æ) 399,236 2,152
Delek US Holdings, Inc. 28,164 773
Exterran Corp.(Æ) 27,600 149
Forum Energy Technologies, Inc.(Æ) 62,159 66
Green Brick Partners, Inc.(Æ) 548,162 6,353
Green Plains, Inc.(Æ)(Ð) 42,125 525
Gulf Island Fabrication, Inc.(Æ)(Û) 1,400 7
HollyFrontier Corp.(Ð) 30,549 1,372
KLX Energy Services Holdings, Inc.(Æ) 190,346 769
Luxfer Holdings PLC - ADR 95,436 1,522
Magnolia Oil & Gas Corp.(Æ)(Ñ) 316,367 3,328
Matrix Service Co.(Æ) 147,742 2,973
National Energy Servicees Reunited Corp.(Æ) 353,624 2,330
Natural Gas Services Group, Inc.(Æ) 255,465 2,687
Newpark Resources, Inc.(Æ) 505,017 2,525
NOW, Inc.(Æ)(Ð) 53,196 532
Oceaneering International, Inc.(Æ)(Ð) 45,900 570
Panhandle Oil and Gas, Inc. Class A 130,999 947
Par Pacific Holdings, Inc.(Æ) 50,692 1,020
Parker Drilling Co.(Æ) 47 1
PBF Energy, Inc. Class A(Ð) 38,620 1,054
Peabody Energy Corp. 75,974 514
Select Energy Services, Inc. Class A(Æ) 278,028 1,935
Smart Sand, Inc.(Æ) 7,726 16
Solaris Oilfield Infrastructure, Inc. Class A(Ñ) 264,989 3,055
TETRA Technologies, Inc.(Æ) 1,811,645 2,772
TPI Composites, Inc.(Æ) 40,676 844
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Warrior Met Coal, Inc. 43,224 815
World Fuel Services Corp.(Ð) 42,100 1,647
43,253
Financial Services - 24.8%
1st Source Corp. 13,603 642
AG Mortgage Investment Trust, Inc.(ö) 48,271 765
Altisource Portfolio Solutions SA(Æ) 5,032 94
Amalgamated Bank Class A 5,140 89
American Campus Communities, Inc.(ö) 31,503 1,445
American Equity Investment Life Holding
Co. 35,796 945
American Homes 4 Rent Class A(Ð)(ö) 95,701 2,616
Ameris Bancorp 95,054 3,820
Apartment Investment & Management Co.
Class A(Ð)(ö) 2,700 142
Apollo Commercial Real Estate Finance,
Inc.(ö) 59,636 1,090
Argo Group International Holdings, Ltd. 44,920 2,947
Artisan Partners Asset Management, Inc.
Class A 11,853 396
Atlantic Capital Bancshares, Inc.(Æ)(Ð) 310,440 5,858
Atlantic Union Bankshares Corp.(Æ) 28,576 963
Axis Capital Holdings, Ltd.(Û) 43,500 2,795
Axos Financial, Inc.(Æ)(Ñ) 34,497 972
Banc of California, Inc. 422,858 6,749
BancFirst Corp. 6,812 394
BancorpSouth Bank 34,865 996
Bank of Marin Bancorp 5,609 247
Bank of NT Butterfield & Son, Ltd. (The) 15,850 527
BankFinancial Corp. 9,179 114
Banner Corp.(Û) 103,829 5,353
Baycom Corp.(Æ)(Ð) 8,053 181
Berkshire Hills Bancorp, Inc. 26,977 759
Blackstone Mortgage Trust, Inc. Class A(Ñ)(ö) 57,749 2,206
Bridgewater Bancshares, Inc.(Æ)(Ð) 7,239 96
Brighthouse Financial, Inc.(Æ) 46,520 1,810
Brightsphere Investment Group, Inc. 104,179 959
Brixmor Property Group, Inc.(ö) 137,721 2,749
Byline Bancorp, Inc. 144,933 2,797
Cadence Bancorp 59,245 926
Camden National Corp. 3,802 180
Camden Property Trust(Ð)(ö) 30,620 3,443
Cannae Holdings, Inc.(Æ) 209,943 8,536
Capital City Bank Group, Inc. 124,728 3,557
Capstar Financial Holdings, Inc. 171,624 2,570
Capstead Mortgage Corp.(ö) 67,023 551
Carter Bank and Trust(Ð) 174,201 3,448
Cathay General Bancorp 27,754 1,001
CBTX, Inc. 11,286 334
CenterState Bank Corp. 211,821 4,779
Central Pacific Financial Corp. 140,317 3,891
Central Valley Community Bancorp 1,131 21
Century Bancorp, Inc. Class A 16,233 1,396
Chemung Financial Corp. 855 34
Civista Bancshares, Inc. 30,154 664
Clipper Realty, Inc.(ö) 2,609 28
CNB Financial Corp. 2,005 59
CNO Financial Group, Inc. 48,519 853
Columbia Banking System, Inc. 27,798 1,076

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Columbia Property Trust, Inc.(ö)(Û) 51,500 1,087
Community Bank System, Inc. 15,690 1,040
Consolidated- Tomoka Land Co. 44,351 2,814
CoreCivic , Inc.(Æ) 90,785 1,448
CorePoint Lodging, Inc.(ö) 30,948 283
Cowen Group, Inc. Class A(Æ) 154,261 2,479
Cullen/Frost Bankers, Inc.(Ð) 19,900 1,774
CVB Financial Corp. 41,740 867
CyrusOne , Inc.(ö) 34,377 2,092
Deluxe Corp. 21,246 1,024
DiamondRock Hospitality Co.(ö) 210,140 2,032
Diversified Healthcare Trust(Æ) 113,328 875
Donegal Group, Inc. Class A 912 13
Douglas Emmett, Inc.(Ð)(ö)(Û) 72,648 3,015
E*Trade Financial Corp. 5,900 251
Eagle Bancorp, Inc. 65,660 2,870
EastGroup Properties, Inc.(ö) 4,706 640
Emerald Expositions Events, Inc. 14,935 156
Enova International, Inc.(Æ) 8,800 221
Enstar Group, Ltd.(Æ) 3,388 662
Equity Commonwealth(ö)(Û) 151,487 4,967
Equity LifeStyle Properties, Inc. Class A(ö) 7,119 518
Essent Group, Ltd. 80,608 3,999
Evercore , Inc. Class A 11,875 910
Everest Re Group, Ltd.(Ð)(Û) 5,728 1,584
Everi Holdings, Inc.(Æ) 9,106 114
Ezcorp , Inc. Class A(Æ)(Ð) 24,628 153
FB Financial Corp. 17,751 633
Federated Investors, Inc. Class B 33,003 1,196
FedNat Holding Co. 9,667 150
FGL Holdings 54,292 524
First American Financial Corp.(Û) 41,997 2,603
First BanCorp 103,215 1,690
First Bancshares, Inc. 2,584 89
First Defiance Financial Corp. 5,515 162
First Financial Bancorp 113,180 2,721
First Financial Bankshares , Inc.(Ñ) 12,732 427
First Financial Corp. 3,212 134
First Foundation, Inc. 285,475 4,710
First Hawaiian, Inc.(Ð)(Û) 41,200 1,197
First Industrial Realty Trust, Inc.(ö) 7,837 335
First Interstate BancSystem , Inc. Class A 76,228 2,935
First Merchants Corp. 14,203 565
First Midwest Bancorp, Inc. 40,713 812
Forestar Group, Inc.(Æ) 8,058 163
Forrester Research, Inc.(Æ) 10,248 424
Franklin Street Properties Corp.(Ð)(ö) 22,822 173
FRP Holdings, Inc.(Æ) 45,113 2,136
Fulton Financial Corp. 54,807 903
Gaming and Leisure Properties, Inc.(Ð)(ö) 150,286 7,102
GEO Group, Inc. (The)(ö) 54,382 859
Glacier Bancorp, Inc. 22,676 961
Gladstone Commercial Corp.(ö)(Û) 20,433 436
Goosehead Insurance, Inc. Class A(Ñ) 44,224 2,308
Great Southern Bancorp, Inc. 3,261 186
Great Western Bancorp, Inc. 48,019 1,419
Green Dot Corp. Class A(Æ)(Ð) 62,981 1,894
Guaranty Bancshares, Inc. 3,359 103
Hallmark Financial Services, Inc.(Æ) 238,601 4,104
Hancock Holding Co. 31,481 1,251
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hanmi Financial Corp. 8,500 143
Hanover Insurance Group, Inc. (The) 21,172 2,934
HarborOne Bancorp, Inc.(Æ) 8,618 94
HCI Group, Inc.(Ð) 8,158 361
Healthcare Realty Trust, Inc.(ö) 7,284 263
Healthcare Trust of America, Inc. Class A(ö)
(Û) 47,010 1,506
Heartland Financial USA, Inc. 15,541 760
Heritage Insurance Holdings, Inc.(Ð) 3,099 37
Hilltop Holdings, Inc. 37,547 850
Home Bancorp, Inc. 2,111 75
Home BancShares , Inc. 59,501 1,138
HomeStreet , Inc.(Ð) 277,470 8,910
HomeTrust Bancshares, Inc. 7,197 191
Hope Bancorp, Inc. 62,760 873
I3 Verticals, Inc. Class A(Æ) 374,742 12,099
Iberiabank Corp. 19,743 1,436
Independence Realty Trust, Inc.(ö) 394,058 5,781
Independent Bank Corp. 440,596 9,419
Independent Bank Group, Inc. 17,742 950
Industrial Logistics Properties Trust(ö) 41,142 942
Interactive Brokers Group, Inc. Class A 3,400 160
International Bancshares Corp. 12,327 486
Invesco Mortgage Capital, Inc.(ö) 69,048 1,208
Investors Bancorp, Inc. 73,601 889
Investors Real Estate Trust(ö) 62,392 4,598
James River Group Holdings, Ltd. 40,386 1,734
Kearny Financial Corp. 450,395 5,562
Kemper Corp. 22,927 1,706
Kennedy-Wilson Holdings, Inc. 65,087 1,403
Kingstone Cos., Inc. 3,679 29
KKR Real Estate Finance Trust, Inc.(ö) 45,326 954
Ladder Capital Corp. Class A(ö) 141,065 2,589
Lamar Advertising Co. Class A(Ð)(ö) 8,000 742
Lazard, Ltd. Class A(Ð) 7,700 323
Legacy Housing Corp.(Æ)(Ñ) 104,919 1,472
LendingClub Corp.(Æ) 38,229 448
LendingTree, Inc.(Æ)(Ñ) 11,258 3,503
Life Storage, Inc.(Æ)(ö) 10,000 1,132
Live Oak Bancshares, Inc.(Ð) 9,720 170
LPL Financial Holdings, Inc. 1,990 183
LTC Properties, Inc.(Ð)(ö) 10,021 463
Macatawa Bank Corp. 2,400 25
Marcus & Millichap, Inc.(Æ)(Ð) 17,079 605
MarketAxess Holdings, Inc.(Ð) 2,422 858
Marlin Business Services Corp. 283 6
Mercantile Bank Corp. 3,947 129
Merchants Bancorp 9,907 195
Mercury General Corp.(Ð) 13,160 646
Meridian Bancorp, Inc. 700 13
Metropolitan Bank Holding Corp.(Æ) 900 44
MGIC Investment Corp. 213,042 2,938
MidWestOne Financial Group, Inc. 2,441 79
National Bank Holdings Corp. Class A(Ð) 113,410 3,697
National General Holdings Corp. 62,568 1,362
National Health Investors, Inc.(ö) 10,321 871
NBT Bancorp, Inc. 21,100 797
New York Mortgage Trust, Inc.(ö) 92,371 587
NexPoint Residential Trust, Inc.(ö) 4,500 220
Nicolet Bankshares , Inc.(Æ) 5,751 406

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Northeast Bank 88,368 1,774
Northrim BanCorp , Inc. 829 31
Northwest Bancshares, Inc. 123,237 1,938
OceanFirst Financial Corp. 26,405 614
OFG Bancorp(Ð) 3,512 69
Old Second Bancorp, Inc. 246,308 3,026
Opus Bank(Ð) 32,900 876
Origin Bancorp, Inc. 93,210 3,285
Pacific Premier Bancorp, Inc. 27,022 805
PCSB Financial Corp.(Ð) 420,486 8,359
Peapack Gladstone Financial Corp. 11,738 343
PennyMac Financial Services, Inc. 15,313 516
Peoples Bancorp, Inc. 8,943 291
People's Utah Bancorp 5,732 149
Piedmont Office Realty Trust, Inc. Class A(ö) 129,398 3,000
Piper Jaffray Cos. 5,355 441
Plymouth Industrial REIT, Inc.(ö) 178,438 3,287
Popular, Inc. 116,849 6,539
Potlatch Corp.(ö) 185,548 7,979
Protective Insurance Corp. Class B 2,091 33
Provident Financial Services, Inc. 39,402 899
PS Business Parks, Inc.(ö) 11,581 1,940
QCR Holdings, Inc. 7,561 311
Radian Group, Inc. 65,056 1,593
Rayonier, Inc.(Ð)(ö) 27,004 820
RE/MAX Holdings, Inc. Class A(Ñ) 23,067 883
Regency Centers Corp.(Ð)(ö) 20,765 1,288
Reinsurance Group of America, Inc. Class
A(Ð) 21,653 3,119
RenaissanceRe Holdings, Ltd. 6,320 1,197
Renasant Corp. 27,697 884
Republic First Bancorp, Inc.(Æ)(Ð) 9,984 32
Retail Properties of America, Inc. Class A(ö)
(Û) 125,700 1,527
Retail Value, Inc.(ö) 8,002 263
RLI Corp. 8,599 800
RLJ Lodging Trust(ö) 93,746 1,459
RMR Group, Inc. (The) Class A 10,516 484
Ryman Hospitality Properties, Inc.(ö) 10,093 858
Sabra Health Care REIT, Inc.(ö) 54,385 1,169
Selective Insurance Group, Inc. 12,956 858
ServisFirst Bancshares, Inc. 15,469 568
Sierra Bancorp 6,732 180
Silvercrest Asset Management Group, Inc.
Class A 135,969 1,615
Simmons First National Corp. Class A 34,475 827
SITE Centers Corp.(ö)(Û) 688,413 8,750
SL Green Realty Corp.(Ð)(ö) 19,100 1,758
SmartFinancial , Inc. 6,475 140
South State Corp.(Ð) 21,087 1,594
Southern First Bancshares, Inc.(Æ) 1,809 71
Spirit Realty Capital, Inc.(Ð)(ö) 25,800 1,362
STAG Industrial, Inc.(ö) 49,263 1,588
Stewart Information Services Corp. 42,669 1,781
Stifel Financial Corp.(Ð)(Û) 62,536 4,046
Sunstone Hotel Investors, Inc.(ö) 282,980 3,588
Tanger Factory Outlet Centers, Inc.(Ñ)(ö) 62,089 908
Target Hospitality Corp. Class A(Æ) 110,872 606
Texas Capital Bancshares, Inc.(Æ) 25,550 1,404
Third Point Reinsurance, Ltd.(Æ) 70,288 765
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tiptree Financial, Inc. Class A 256,894 1,760
Towne Bank 22,304 592
TPG RE Finance Trust, Inc.(ö) 53,090 1,087
TriCo Bancshares 10,500 382
Triumph Bancorp, Inc.(Æ) 72,724 2,835
Trustmark Corp. 29,865 955
UMB Financial Corp. 16,691 1,109
UMH Properties, Inc.(ö) 376,960 5,956
Umpqua Holdings Corp.(Ð) 19,709 333
United Bankshares , Inc.(Ñ) 24,996 857
United Community Banks, Inc. 101,673 2,839
United Community Financial Corp. 20,285 222
United Insurance Holdings Corp.(Ð) 26,568 269
Universal Insurance Holdings, Inc.(Ð) 44,256 1,077
Unum Group 4,300 115
Valley National Bancorp 95,518 1,006
Velocity Financial, Inc.(Æ) 122,333 1,738
Voya Financial, Inc.(Ð) 28,500 1,702
Waddell & Reed Financial, Inc. Class A(Ð) 144,719 2,313
Washington Federal, Inc. 39,996 1,360
Weingarten Realty Investors(ö) 43,201 1,257
WR Berkley Corp. 9,420 693
WSFS Financial Corp. 23,998 957
Xenia Hotels & Resorts, Inc.(ö) 43,646 816
391,570
Health Care - 13.6%
Acadia Pharmaceuticals, Inc.(Æ) 36,103 1,442
Acceleron Pharma, Inc.(Æ) 27,194 2,469
Accuray , Inc.(Æ) 902,461 3,511
Acorda Therapeutics, Inc.(Æ)(Ð) 129,961 264
Akcea Therapeutics, Inc.(Æ)(Ñ) 63,859 1,103
Akebia Therapeutics, Inc.(Æ)(Ð) 54,700 395
Akorn , Inc.(Æ)(Ð) 25,466 39
Alector , Inc.(Æ)(Ñ) 61,183 1,709
Alkermes PLC(Æ)(Ð) 56,149 978
Allogene Therapeutics, Inc.(Æ)(Ñ) 32,538 707
Allscripts Healthcare Solutions, Inc.(Æ)(Ð) 215,330 1,847
AMAG Pharmaceuticals, Inc.(Æ)(Ð) 71,400 633
Amedisys , Inc.(Æ) 4,001 706
Amicus Therapeutics, Inc.(Æ) 183,054 1,618
AMN Healthcare Services, Inc.(Æ) 9,770 658
AngioDynamics , Inc.(Æ)(Ð) 23,771 327
ANI Pharmaceuticals, Inc.(Æ) 85,359 5,292
Applied Genetic Technologies Corp.(Æ)(Ð) 28,964 182
Aptinyx , Inc.(Æ) 17,839 73
Arcus Biosciences, Inc.(Æ) 12,200 107
Arrowhead Pharmaceuticals, Inc.(Æ)(Ñ) 16,023 672
Assertio Therapeutics, Inc.(Æ) 228,189 244
Atara Biotherapeutics , Inc.(Æ) 26,743 354
BioCryst Pharmaceuticals, Inc.(Æ)(Ð) 124,625 355
Biohaven Pharmaceutical Holding Co., Ltd.
(Æ) 22,197 1,076
BioLife Solutions, Inc.(Æ)(Ñ) 417,583 5,758
BioSpecifics Technologies Corp.(Æ) 53,238 3,145
BioTelemetry , Inc.(Æ) 231,667 11,334
Blueprint Medicines Corp.(Æ) 27,027 1,715
Brookdale Senior Living, Inc. Class A(Æ)(Ð) 79,297 523
Cardiovascular Systems, Inc.(Æ) 2,600 118
Castlight Health, Inc. Class B(Æ)(Ð) 98,104 122

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cellular Biomedicine Group, Inc.(Æ) 26,415 450
Chimerix , Inc.(Æ)(Ð) 66,143 109
Cidara Therapeutics, Inc.(Æ)(Ð) 21,006 66
Coherus Biosciences, Inc.(Æ)(Ð) 8,200 148
Computer Programs & Systems, Inc.(Û) 19,280 501
Concert Pharmaceuticals, Inc.(Æ)(Ð) 33,734 360
CONMED Corp. 30,865 3,138
Corbus Pharmaceuticals Holdings, Inc.(Æ)(Ñ) 79,326 513
CorVel Corp.(Æ) 27,095 2,481
Corvus Pharmaceuticals, Inc.(Æ) 15,513 86
Cross Country Healthcare, Inc.(Æ)(Ð) 15,700 155
Cutera , Inc.(Æ) 4,800 135
Cyclerion Therapeutics, Inc.(Æ) 13,847 45
Cytokinetics, Inc.(Æ)(Ð) 6,968 86
CytomX Therapeutics, Inc.(Æ) 2,909 22
Denali Therapeutics, Inc.(Æ)(Ñ) 68,012 1,575
Eagle Pharmaceuticals, Inc.(Æ) 21,691 1,167
Eidos Therapeutics, Inc.(Æ)(Ñ) 10,718 571
Enanta Pharmaceuticals, Inc.(Æ) 35,958 1,853
Endo International PLC(Æ)(Ð)(Û) 47,000 266
Endologix , Inc.(Æ)(Ð) 10,928 11
Epizyme , Inc.(Æ) 49,327 1,032
Esperion Therapeutics, Inc.(Æ)(Ñ) 25,519 1,380
Exact Sciences Corp.(Æ) 4,835 451
Fate Therapeutics, Inc.(Æ) 94,397 2,394
FibroGen , Inc.(Æ) 30,390 1,272
Five Prime Therapeutics, Inc.(Æ) 43,802 207
Fluidigm Corp.(Æ) 80,152 308
Fulgent Genetics, Inc.(Æ) 143,594 1,921
Global Blood Therapeutics, Inc.(Æ) 32,330 2,110
Globus Medical, Inc. Class A(Æ) 14,320 749
Halozyme Therapeutics, Inc.(Æ) 48,930 929
Heron Therapeutics, Inc.(Æ)(Ñ) 53,890 1,124
Heska Corp.(Æ) 73,639 7,378
Homology Medicines, Inc.(Æ)(Ñ) 30,537 478
Immunomedics , Inc.(Æ) 66,774 1,240
Infinity Pharmaceuticals, Inc.(Æ) 12,300 16
Insmed , Inc.(Æ) 25,532 524
Integer Holdings Corp.(Æ) 39,681 3,389
Intercept Pharmaceuticals, Inc.(Æ) 10,451 966
Invacare Corp. 201,933 1,553
Invitae Corp.(Æ)(Ñ) 75,753 1,413
Iovance Biotherapeutics , Inc.(Æ) 55,324 1,203
iRadimed Corp.(Æ)(Ñ) 230,864 5,887
Ironwood Pharmaceuticals, Inc. Class A(Æ)
(Ð) 80,245 970
Jazz Pharmaceuticals PLC(Æ)(Ð) 3,310 474
Kodiak Sciences, Inc.(Æ) 20,473 1,250
Lannett Co., Inc.(Æ)(Ð) 9,405 77
LeMaitre Vascular, Inc. 279,540 10,060
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ) 7,219 634
LivaNova PLC(Æ)(Ð) 8,700 591
Magellan Health, Inc.(Æ)(Û) 15,282 1,119
Medpace Holdings, Inc.(Æ) 48,467 4,146
MEI Pharma, Inc.(Æ)(Ð) 10,146 23
Menlo Therapeutics, Inc.(Æ) 10,182 47
Meridian Bioscience, Inc.(Ð) 84,866 835
Minerva Neurosciences, Inc.(Æ)(Ð) 11,200 91
Mirati Therapeutics, Inc.(Æ) 14,784 1,284
Molina Healthcare, Inc.(Æ)(Ð) 11,060 1,360
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Momenta Pharmaceuticals, Inc.(Æ) 58,580 1,700
Myriad Genetics, Inc.(Æ) 37,053 1,025
Natera , Inc.(Æ) 28,996 1,015
Neogen Corp.(Æ) 60,091 4,042
NeoGenomics , Inc.(Æ) 116,282 3,748
Neos Therapeutics, Inc.(Æ)(Ñ) 154,425 246
Neuronetics , Inc.(Æ) 16,070 58
NewLink Genetics Corp.(Æ) 35,125 58
NextGen Healthcare, Inc.(Æ) 9,400 130
Omnicell , Inc.(Æ) 18,478 1,502
OraSure Technologies, Inc.(Æ)(Ð)(Û) 115,382 813
Orthofix Medical, Inc.(Æ) 18,550 802
Owens & Minor, Inc. 60,200 377
Pacira BioSciences , Inc.(Æ) 2,002 87
Patterson Cos., Inc.(Ñ) 65,066 1,432
PDL BioPharma , Inc.(Æ) 355,144 1,168
Pennpant Group, Inc. (The)(Æ) 112,781 2,977
PRA Health Sciences, Inc.(Æ) 61,339 6,214
Prestige Brands Holdings, Inc.(Æ)(Ñ) 134,296 5,447
Principia Biopharma, Inc.(Æ)(Ñ) 20,147 1,061
Prothena Corp. PLC(Æ)(Ð) 25,500 310
Providence Service Corp. (The)(Æ)(Ð) 9,301 603
PTC Therapeutics, Inc.(Æ) 31,461 1,620
Ra Pharmaceuticals, Inc.(Æ) 15,927 746
Radius Health, Inc.(Æ)(Ð) 4,446 78
RadNet , Inc.(Æ) 377,810 8,527
Repligen Corp.(Æ) 80,028 8,034
Retrophin , Inc.(Æ)(Ð) 27,600 427
Sangamo BioSciences , Inc.(Æ)(Ñ) 49,938 366
SeaSpine Holdings Corp.(Æ) 110,892 1,637
Seres Therapeutics, Inc.(Æ)(Ð) 28,963 94
Spectrum Pharmaceuticals, Inc.(Æ) 5,629 14
Spero Therapeutics, Inc.(Æ)(Ð) 3,564 33
Surmodics , Inc.(Æ) 4,507 178
Sutro Biopharma, Inc.(Æ)(Ð) 3,891 40
Tabula Rasa HealthCare, Inc.(Æ)(Ñ) 196,829 11,431
Tactile Systems Technology, Inc.(Æ)(Ñ) 73,417 4,125
Teladoc Health, Inc.(Æ)(Ñ) 4,493 457
Triple-S Management Corp. Class B(Æ)(Ð) 11,356 200
Ultragenyx Pharmaceutical, Inc.(Æ) 39,454 2,073
United Therapeutics Corp.(Æ)(Ð) 17,055 1,666
UNITY Biotechnology, Inc.(Æ) 18,905 112
Utah Medical Products, Inc. 106,842 9,838
Vanda Pharmaceuticals, Inc.(Æ) 63,866 814
Varex Imaging Corp.(Æ) 109,950 3,040
Veracyte , Inc.(Æ) 22,691 596
Xencor , Inc.(Æ) 19,045 646
215,706
Materials and Processing - 7.3%
AdvanSix , Inc.(Æ) 75,676 1,417
Allegheny Technologies, Inc.(Æ)(Ñ) 76,198 1,314
American Vanguard Corp. 253,211 4,730
American Woodmark Corp.(Æ) 13,050 1,431
Apogee Enterprises, Inc. 22,876 728
Arch Coal, Inc. Class A 31,258 1,611
Armstrong Flooring, Inc.(Æ) 42,757 151
Armstrong World Industries, Inc. 41,811 4,195
Ashland Global Holdings, Inc.(Ð) 29,207 2,161
Aspen Aerogels, Inc.(Æ) 160,162 1,325

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Balchem Corp. 10,788 1,165
Beacon Roofing Supply, Inc.(Æ) 98,446 3,260
Belden, Inc. 21,914 1,080
Boise Cascade Co. 29,300 1,061
Builders FirstSource , Inc.(Æ) 10,400 258
Cabot Corp.(Ð) 4,600 183
Cabot Microelectronics Corp. 26,114 3,800
Caesarstone , Ltd. 104,608 1,368
Carpenter Technology Corp. 37,971 1,509
CF Industries Holdings, Inc.(Ð) 10,550 425
Cleveland-Cliffs, Inc.(Æ)(Ñ) 102,098 717
Comfort Systems USA, Inc. 187,676 8,709
Commercial Metals Co. 62,036 1,275
Culp, Inc. 6,061 77
Eagle Materials, Inc. 51,468 4,692
Haynes International, Inc. 44,014 1,180
Huntsman Corp.(Ð) 57,900 1,190
Innospec , Inc. 13,933 1,403
Insteel Industries, Inc. 86,254 1,930
Intrepid Potash, Inc.(Æ) 713,838 1,699
Kraton Corp.(Æ)(Ð) 15,800 260
Landec Corp.(Æ) 468,195 5,244
LB Foster Co. Class A(Æ) 3,100 53
Lennox International, Inc.(Ð) 8,927 2,080
LiqTech International, Inc.(Æ)(Ñ) 530,970 3,451
Louisiana-Pacific Corp. 88,057 2,702
Masonite International Corp.(Æ) 20,745 1,558
Methanex Corp. 29,040 942
Mueller Industries, Inc. 44,059 1,285
Myers Industries, Inc. 1,200 19
Novagold Resources, Inc.(Æ) 145,335 1,325
O-I Glass, Inc. Class I(Ð) 101,581 1,282
Olympic Steel, Inc. 3,000 44
Omega Flex, Inc.(Ñ) 41,303 4,353
PGT Innovations, Inc.(Æ) 94,172 1,460
PH Glatfelter Co.(Ð) 18,800 314
Quaker Chemical Corp. 17,615 2,924
RBC Bearings, Inc.(Æ) 7,080 1,101
Resideo Technologies, Inc.(Æ)(Ð) 55,320 563
Schnitzer Steel Industries, Inc. Class A 47,373 762
Schweitzer-Mauduit International, Inc. 180,985 6,340
Sensient Technologies Corp. 13,828 826
Silgan Holdings, Inc. 35,950 1,109
SiteOne Landscape Supply, Inc.(Æ)(Ñ) 62,618 6,046
Stepan Co.(Û) 18,828 1,857
TimkenSteel Corp.(Æ) 31,500 201
Trex Co., Inc.(Æ) 7,994 785
Trinseo SA 25,570 734
Triton International, Ltd. 36,530 1,372
Unifi, Inc.(Æ)(Ð) 16,364 352
Universal Forest Products, Inc. 8,700 417
Universal Stainless & Alloy Products, Inc.(Æ) 203,106 2,691
US Concrete, Inc.(Æ) 23,576 839
Valvoline, Inc.(Ð) 95,416 2,011
Veritiv Corp.(Æ)(Ð) 5,601 79
Verso Corp. Class A(Æ)(Ð) 5,700 96
Worthington Industries, Inc. 23,142 851
WR Grace & Co.(Ð) 7,000 472
114,844
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Producer Durables - 18.8%
ACCO Brands Corp. 205,192 1,773
Adient PLC(Æ)(Ð) 19,764 508
AECOM(Æ) 38,900 1,876
AGCO Corp.(Ð) 31,930 2,240
Air Transport Services Group, Inc.(Æ) 34,654 727
Albany International Corp. Class A 17,803 1,242
Allegiant Travel Co. Class A(Ñ) 2,985 502
Allied Motion Technologies, Inc. 150,645 6,905
Allison Transmission Holdings, Inc. Class A 10,200 451
Applied Industrial Technologies, Inc. 13,749 888
ArcBest Corp. 36,879 823
Arcosa , Inc. 290,035 12,688
Ardmore Shipping Corp. 408,300 2,511
Argan , Inc.(Ð) 114,206 4,809
ASGN, Inc.(Æ) 20,878 1,413
Astec Industries, Inc.(Ð) 24,186 997
Astronics Corp.(Æ)(Ð) 28,835 727
AstroNova , Inc. 1,462 18
Axon Enterprise, Inc.(Æ)(Ñ) 43,281 3,324
Babcock & Wilcox Co. (The) Class W(Æ) 95,535 6,074
Barnes Group, Inc. 12,628 798
Barrett Business Services, Inc. 5,780 479
Briggs & Stratton Corp.(Ð) 54,000 198
Brink's Co. (The) 62,502 5,262
Commercial Vehicle Group, Inc.(Æ)(Ð) 29,510 147
Concrete Pumping Holdings, Inc.(Æ)(Ñ) 137,382 701
Covanta Holding Corp. 391,150 5,859
Covenant Transportation Group, Inc. Class
A(Æ) 363,703 4,614
CPI Aerostructures , Inc.(Æ) 258,005 1,703
CRA International, Inc. 101,008 5,382
Crane Co. 3,946 337
Darling Ingredients, Inc.(Æ) 43,211 1,172
Dorian LPG, Ltd.(Æ) 8,220 108
Echo Global Logistics, Inc.(Æ)(Û) 37,841 733
Element Solutions, Inc.(Æ)(Ð) 708,127 8,284
EMCOR Group, Inc.(Û) 26,770 2,200
EnerSys 21,165 1,523
Euronav NV 194,742 1,924
Evo Payments, Inc. Class A(Æ) 199,825 5,537
Exponent, Inc. 31,134 2,265
Ferroglobe Representation and Warranty
Insurance Trust(Æ)(Š) 98,500 —
Fluor Corp.(Ð) 31,605 565
Franklin Electric Co., Inc. 24,546 1,416
frontdoor , Inc.(Æ)(Û) 228,031 9,708
FTI Consulting, Inc.(Æ) 9,783 1,175
GATX Corp. 16,126 1,228
Generac Holdings, Inc.(Æ) 18,388 1,905
Great Lakes Dredge & Dock Corp.(Æ) 293,721 3,075
Greenbrier Cos., Inc. 29,790 718
Hackett Group, Inc. (The) 148,664 2,298
Harsco Corp.(Æ) 300,035 4,471
Hawaiian Holdings, Inc.(Ñ) 34,901 973
HD Supply Holdings, Inc.(Æ) 31,100 1,267
Herman Miller, Inc. 17,306 669
Hill International, Inc.(Æ) 276,062 914
HNI Corp.(Û) 65,529 2,357
Hub Group, Inc. Class A(Æ) 45,740 2,419

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hudson, Ltd. Class A(Æ) 134,919 1,480
Hyster -Yale Materials Handling, Inc.(Ð) 9,557 516
ICF International, Inc. 59,196 5,185
InnerWorkings , Inc.(Æ) 12,579 52
Insperity , Inc.(Ð) 31,980 2,794
International Seaways, Inc. 120,661 2,686
KBR, Inc. 215,066 5,850
Kennametal, Inc. 21,564 675
Kimball International, Inc. Class B 295,387 5,547
Korn & Ferry International 35,024 1,435
Kratos Defense & Security Solutions, Inc.(Æ) 281,392 5,161
Landstar System, Inc. 17,100 1,894
LCI Industries 13,995 1,511
Lincoln Electric Holdings, Inc.(Ð) 14,300 1,275
Liquidity Services, Inc.(Æ) 239,808 1,276
Lydall , Inc.(Æ) 56,494 1,155
Manitowoc Co., Inc. (The)(Æ)(Ð) 33,950 491
ManpowerGroup , Inc. 24,500 2,242
Marten Transport, Ltd. 112,642 2,338
MasTec , Inc.(Æ)(Ñ) 63,266 3,654
MAXIMUS, Inc. 105,386 7,560
Mesa Laboratories, Inc.(Ñ) 45,990 12,069
Methode Electronics, Inc. 23,465 768
Miller Industries, Inc. 38,438 1,323
Modine Manufacturing Co.(Æ) 33,413 235
MTS Systems Corp. 114,336 5,796
MYR Group, Inc.(Æ)(Ð) 5,021 144
Navistar International Corp.(Æ)(Ð) 10,015 367
Orion Group Holdings, Inc.(Æ) 479,553 2,072
Park-Ohio Holdings Corp.(Ð) 2,740 81
Pentair PLC 35,380 1,519
Pitney Bowes, Inc.(Ñ)(Û) 225,010 842
Primoris Services Corp. 4,229 90
Proto Labs, Inc.(Æ) 14,135 1,463
Radiant Logistics, Inc.(Æ) 243,853 1,178
RR Donnelley & Sons Co.(Ð) 90,691 218
Ryder System, Inc.(Ð) 23,900 1,141
Saia, Inc.(Æ) 22,852 1,990
Schneider National, Inc. Class B(Ð) 25,200 561
Scorpio Tankers, Inc. 144,690 3,377
SkyWest, Inc. 106,261 5,862
Sleep Number Corp.(Æ) 2,225 115
Spirit AeroSystems Holdings, Inc. Class A 7,540 493
Spirit Airlines, Inc.(Æ) 89,913 3,693
Standex International Corp. 18,595 1,359
StealthGas , Inc.(Æ) 817,352 2,452
Steelcase, Inc. Class A 275,695 5,131
Sterling Construction Co., Inc.(Æ) 30,000 395
Sykes Enterprises, Inc.(Æ) 19,436 653
Teekay Tankers, Ltd. Class A(Æ) 184,137 3,000
Tennant Co. 69,544 5,370
Terex Corp.(Ð) 38,890 986
Tetra Tech, Inc. 17,546 1,502
Titan International, Inc. 15,853 45
TopBuild Corp.(Æ) 23,928 2,740
TreeHouse Foods, Inc.(Æ) 123,089 5,490
TriNet Group, Inc.(Æ) 7,717 440
Triumph Group, Inc. 10,928 223
TrueBlue , Inc.(Æ) 73,387 1,608
Tutor Perini Corp.(Æ) 216,281 2,435
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ultralife Corp.(Æ) 481,342 3,345
UniFirst Corp. 4,506 919
Universal Truckload Services, Inc. 110,015 1,859
US Xpress Enterprises, Inc. Class A(Æ) 27,519 150
USA Truck, Inc.(Æ) 138,067 786
Vectrus , Inc.(Æ) 54,162 3,020
Wabash National Corp. 37,042 430
Watts Water Technologies, Inc. Class A 11,894 1,186
Welbilt , Inc.(Æ) 125,155 1,889
Werner Enterprises, Inc.(Ñ) 26,694 984
WESCO International, Inc.(Æ)(Ð) 29,405 1,423
WNS Holdings, Ltd. - ADR(Æ) 146,953 10,486
XPO Logistics, Inc.(Æ) 15,763 1,402
YRC Worldwide, Inc.(Æ)(Ñ) 540,575 1,222
297,984
Technology - 12.5%
3D Systems Corp.(Æ)(Ð) 30,100 328
Adesto Technologies Corp.(Æ)(Ñ) 148,776 1,056
ADTRAN, Inc. 69,240 627
Agilysys , Inc.(Æ) 3,127 102
Allot Communications, Ltd.(Æ) 192,831 1,849
Alpha & Omega Semiconductor, Ltd.(Æ) 142,295 1,735
Ambarella , Inc.(Æ) 6,959 412
American Software, Inc. Class A 170,951 2,552
Anixter International, Inc.(Æ) 11,560 1,128
Appfolio , Inc. Class A(Æ)(Ñ) 23,358 3,070
Arlo Technologies, Inc.(Æ) 135,813 580
Arrow Electronics, Inc.(Æ)(Û) 25,800 1,959
Asure Software, Inc.(Æ) 114,160 962
Avaya Holdings Corp.(Æ) 109,049 1,392
Avid Technology, Inc.(Æ)(Ð) 36,055 303
Avnet, Inc. 43,470 1,586
AVX Corp. 30,955 627
Axcelis Technologies, Inc.(Æ) 66,962 1,617
Bel Fuse, Inc. Class B 9,200 159
Benchmark Electronics, Inc. 91,115 2,805
Blackbaud , Inc. 8,174 640
Bottomline Technologies, Inc.(Æ) 16,087 862
Box, Inc. Class A(Æ)(Ð) 176,928 2,659
Brightcove , Inc.(Æ) 5,500 48
Calix, Inc.(Æ) 37,527 344
Cars.com, Inc.(Æ) 152,144 1,776
Casa Systems, Inc.(Æ)(Ð) 39,453 158
Cerence , Inc.(Æ)(Ð) 1,382 30
ChannelAdvisor Corp.(Æ) 11,683 109
Cirrus Logic, Inc.(Æ)(Û) 53,690 4,124
Coherent, Inc.(Æ) 8,878 1,256
CommVault Systems, Inc.(Æ)(Ð) 57,024 2,568
comScore, Inc.(Æ)(Ð) 64,683 255
Daktronics, Inc. 36,364 215
DASAN Zhone Solutions, Inc.(Æ) 16,285 144
Diebold Nixdorf, Inc.(Æ)(Ñ) 416,357 4,792
Donnelley Financial Solutions, Inc.(Æ)(Ð) 45,033 408
Dropbox, Inc. Class A(Æ)(Ð) 50,048 852
DSP Group, Inc.(Æ) 77,607 1,122
EMCORE Corp.(Æ) 13,519 46
Endava PLC - ADR(Æ) 66,684 3,079
Everbridge , Inc.(Æ) 16,403 1,487
F5 Networks, Inc.(Æ) 3,980 486

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fabrinet (Æ) 11,983 755
FireEye, Inc.(Æ)(Ð) 24,500 392
Five9, Inc.(Æ) 21,760 1,561
ForeScout Technologies, Inc.(Æ)(Ð) 1,788 51
Glu Mobile, Inc.(Æ)(Ð) 25,300 149
HC2 Holdings, Inc.(Æ) 10,411 34
Infinera Corp.(Æ)(Ð) 93,212 687
Inphi Corp.(Æ) 18,003 1,368
Insight Enterprises, Inc.(Æ) 14,955 985
InterDigital , Inc. 12,264 678
Intevac, Inc.(Æ) 7,130 43
iRobot Corp.(Æ)(Ñ) 14,440 679
Jabil Circuit, Inc. 35,579 1,384
Juniper Networks, Inc.(Ð) 67,263 1,543
Kemet Corp. 30,686 799
Kimball Electronics, Inc.(Æ) 315,318 5,102
Kulicke & Soffa Industries, Inc. 4,634 120
Liberty Latin America, Ltd. Class C(Æ)(Ð) 136,823 2,306
MACOM Technology Solutions Holdings,
Inc.(Æ) 11,198 318
Manhattan Associates, Inc.(Æ)(Û) 10,700 914
Maxar Technologies, Inc. 154,696 2,469
Meet Group, Inc.(Æ)(Ð) 51,100 272
Mercury Systems, Inc.(Æ) 63,699 4,889
MicroStrategy , Inc. Class A(Æ) 27,618 4,199
Mimecast, Ltd.(Æ) 102,133 5,212
MiX Telematics, Ltd. - ADR 59,335 776
MobileIron , Inc.(Æ) 120,734 576
Model N, Inc.(Æ) 103,316 3,223
NAPCO Security Technologies, Inc.(Æ) 290,550 8,541
NeoPhotonics Corp.(Æ) 247,517 1,889
NETGEAR, Inc.(Æ)(Ð) 59,192 1,522
NetScout Systems, Inc.(Æ)(Ð) 152,238 3,914
nLight , Inc.(Æ) 215,582 3,788
Nuance Communications, Inc.(Æ)(Ð) 79,507 1,504
NVE Corp. 69,761 5,118
OneSpan , Inc.(Æ) 287,866 4,784
Ooma , Inc.(Æ) 140,716 1,848
PC Connection, Inc. 10,140 505
PDF Solutions, Inc.(Æ) 8,261 130
Pegasystems , Inc. 106,222 9,156
Perspecta , Inc. 178,764 5,018
Pixelworks , Inc.(Æ)(Ð) 47,866 191
Plantronics, Inc. 61,445 1,765
PlayAGS , Inc.(Æ) 33,686 346
Plexus Corp.(Æ) 10,701 761
Power Integrations, Inc. 14,104 1,378
Precigen , Inc.(Æ) 28,000 130
Progress Software Corp. 15,557 702
Q2 Holdings, Inc.(Æ) 17,334 1,511
QAD, Inc. Class A 170,983 8,797
Qualys , Inc.(Æ) 74,330 6,373
Ribbon Communications, Inc.(Æ) 98,681 278
Rubicon Project, Inc. (The)(Æ) 9,495 89
Sanmina Corp.(Æ) 25,263 804
ScanSource , Inc.(Æ) 23,148 808
Seachange International, Inc.(Æ)(Ð) 8,937 40
Silicon Laboratories, Inc.(Æ) 37,072 3,645
Simulations Plus, Inc. 169,478 5,522
Sitime Corp.(Æ) 16,676 424
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Smith Micro Software, Inc.(Æ) 173,602 880
Sonos , Inc.(Æ)(Ð) 42,616 585
Stratasys , Ltd.(Æ) 18,400 331
Synaptics , Inc.(Æ)(Ð) 22,511 1,501
Synchronoss Technologies, Inc.(Æ)(Ð) 68,000 372
Tech Data Corp.(Æ) 14,802 2,131
TeleNav , Inc.(Æ) 52,956 238
Tenable Holdings, Inc.(Æ) 9,900 270
Teradata Corp.(Æ)(Ð) 12,980 316
TrueCar , Inc.(Æ)(Ð) 161,300 597
Unisys Corp.(Æ) 269,976 2,622
Varonis Systems, Inc.(Æ)(Ð) 3,900 326
Veeco Instruments, Inc.(Æ)(Ð) 53,702 685
Viavi Solutions, Inc. Class W(Æ) 94,319 1,330
Vishay Intertechnology , Inc. 42,544 863
Workiva , Inc.(Æ)(Ð) 122,803 5,587
Yelp, Inc. Class A(Æ) 12,945 422
Zix Corp.(Æ) 648,036 4,374
198,504
Utilities - 5.3%
ALLETE, Inc. 41,792 3,489
American States Water Co. 8,755 775
Atlantic Power Corp.(Æ) 304,106 727
ATN International, Inc.(Æ) 12,075 699
Avista Corp.(Ð) 108,563 5,521
Berry Petroleum Corp. 71,979 493
Black Hills Corp. 20,754 1,723
Bonanza Creek Energy, Inc.(Æ) 11,519 210
Brigham Minerals, Inc. Class A 180,454 3,070
Chesapeake Utilities Corp. 5,790 557
Cogent Communications Holdings, Inc.(Ð) 78,415 5,562
Earthstone Energy, Inc. Class A(Æ) 274,745 1,374
El Paso Electric Co. 9,884 673
GCI Liberty, Inc. Class A(Æ) 61,194 4,478
Genie Energy, Ltd. Class B 10 —
Gogo , Inc.(Æ)(Ð) 65,584 345
HighPoint Resources Corp.(Æ) 3,055,205 3,544
j2 Global, Inc. 12,996 1,246
Mammoth Energy Services, Inc.(Ñ) 341,216 485
MDU Resources Group, Inc. 388,040 11,490
MGE Energy, Inc. 6,160 492
New Jersey Resources Corp. 42,583 1,760
Northwest Natural Holding Co.(Ð) 13,100 961
NorthWestern Corp. 35,328 2,719
NRG Energy, Inc.(Ð) 51,520 1,901
ONE Gas, Inc.(Ð)(Û) 35,070 3,314
Orbcomm , Inc.(Æ)(Ð) 93,703 336
Pinnacle West Capital Corp.(Ð) 22,300 2,178
PNM Resources, Inc.(Ñ) 14,654 795
Portland General Electric Co.(Û) 103,394 6,359
Rosehill Resources, Inc. Class A(Æ) 169,293 179
South Jersey Industries, Inc. 163,893 5,048
Southwest Gas Holdings, Inc.(Ð) 37,407 2,824
Spire, Inc. 15,457 1,303
Spok Holdings, Inc. 49,375 524
Talos Energy, Inc.(Æ)(Ð) 21,300 467
Unitil Corp. 21,029 1,298

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 31
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Vistra Energy Corp. 218,871 4,929
83,848
Total Common Stocks
(cost $1,499,413) 1,601,609
Warrants & Rights - 0.0%
Cidara Therapeutics, Inc. (Æ)
2020 Rights 4,825
3
Total Warrants & Rights
(cost $—) 3
Short-Term Investments - 2.0%
U.S. Cash Management Fund(@) 31,282,864 (∞) 31,295
Total Short-Term Investments
(cost $31,293) 31,295
Other Securities - 7.4%
U.S. Cash Collateral Fund(×)(@) 118,167,450 (∞)
118,167
Total Other Securities
(cost $118,167) 118,167
Total Investments 110.6%
(identified cost $1,648,873) 1,751,074
Securities Sold Short - (4.3)%
Consumer Discretionary - (0.9)%
1-800-Flowers.com, Inc. Class A(Æ) (26,591) (404)
At Home Group, Inc.(Æ) (30,012) (170)
Big Lots, Inc. (33,030) (894)
Caleres , Inc. (11,100) (195)
Callaway Golf Co. (1,034) (22)
Carvana Co.(Æ) (1,600) (127)
Century Communities, Inc.(Æ) (14,359) (426)
Fox Factory Holding Corp.(Æ) (9,397) (619)
Gap, Inc. (The) (22,831) (397)
G-III Apparel Group, Ltd.(Æ) (43,600) (1,186)
Gray Television, Inc.(Æ) (26,800) (544)
L Brands, Inc. (27,422) (635)
Leggett & Platt, Inc. (9,477) (451)
LGI Homes, Inc.(Æ) (8,170) (651)
Lifetime Brands, Inc. (2,200) (15)
Lovesac Co. (The)(Æ) (8,503) (97)
Marriott Vacations Worldwide Corp. (4,890) (588)
Michaels Cos., Inc. (The)(Æ) (153,067) (755)
Movado Group, Inc. (34,610) (596)
OptimizeRx Corp.(Æ) (14,910) (165)
Party City Holdco, Inc.(Æ) (99,356) (286)
PetIQ , Inc.(Æ) (20,404) (607)
PriceSmart , Inc. (8,320) (510)
SEACOR Marine Holdings, Inc.(Æ) (5,026) (52)
Sinclair Broadcast Group, Inc. Class A (6,651) (199)
Strategic Education, Inc.(Æ) (4,220) (685)
Thor Industries, Inc. (18,032) (1,452)
Vince Holding Corp.(Æ) (200) (3)
Winnebago Industries, Inc. (14,824) (812)
(13,543)
Consumer Staples - (0.2)%
Energizer Holdings, Inc. (24,850) (1,150)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Grocery Outlet Holding Corp.(Æ) (10,445) (342)
Limoneira Co. (5,196) (101)
MGP Ingredients, Inc. (7,226) (246)
Simply Good Foods Co. (The)(Æ) (26,316) (604)
Turning Point Brands, Inc. (5,905) (135)
(2,578)
Energy – (0.3)%
Abraxas Petroleum Corp.(Æ) (501,043) (115)
Advanced Emissions Solutions, Inc. (12,819) (146)
Antero Resources Corp.(Æ) (108,475) (201)
Callon Petroleum Co.(Æ) (75,800) (227)
Chesapeake Energy Corp.(Æ) (167,656) (86)
Clean Energy Fuels Corp.(Æ) (25,946) (60)
Diamond Offshore Drilling, Inc.(Æ) (108,620) (503)
Gulfport Energy Corp.(Æ) (497,555) (771)
Independence Contract Drilling, Inc.(Æ) (3,400) (2)
Laredo Petroleum, Inc.(Æ) (122,600) (211)
Nine Energy Service, Inc.(Æ) (42,611) (206)
Oil States International, Inc.(Æ) (11,430) (123)
Panhandle Oil and Gas, Inc. Class A (3,546) (26)
Profire Energy, Inc.(Æ) (6,700) (9)
ProPetro Holding Corp.(Æ) (38,848) (378)
Range Resources Corp. (102,700) (308)
Ring Energy, Inc.(Æ) (58,101) (125)
Select Energy Services, Inc. Class A(Æ) (5,572) (39)
Solaris Oilfield Infrastructure, Inc. Class A (32,800) (378)
Southwestern Energy Co.(Æ) (273,410) (429)
TerraForm Power, Inc. Class A (12,236) (221)
Unit Corp.(Æ) (203,642) (81)
US Silica Holdings, Inc. (60,065) (309)
US Well Services, Inc.(Æ) (3,700) (5)
(4,959)
Financial Services - (1.2)%
AGNC Investment Corp.(Æ) (70,200) (1,305)
Allegiance Bancshares, Inc. (5,741) (214)
Apollo Commercial Real Estate Finance,
Inc.(ö) (63,400) (1,159)
Arbor Realty Trust, Inc.(ö) (78,900) (1,165)
Cannae Holdings, Inc.(Æ) (15,997) (650)
CBL & Associates Properties, Inc.(ö) (241,957) (203)
Cherry Hill Mortgage Investment Corp.(ö) (18,308) (281)
Chimera Investment Corp.(ö) (65,700) (1,393)
Colony Credit Real Estate, Inc.(ö) (10,100) (126)
eHealth, Inc.(Æ) (1,575) (166)
Encore Capital Group, Inc.(Æ) (1,116) (38)
First Financial Bancorp (22,000) (529)
Granite Point Mortgage Trust, Inc.(ö) (8,000) (146)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (18,540) (632)
Helios Technologies, Inc.(Æ) (10,330) (439)
I3 Verticals, Inc. Class A(Æ) (8,903) (287)
Jernigan Capital, Inc.(ö) (7,800) (156)
Legacy Housing Corp.(Æ) (2,517) (35)
Moelis & Co. Class A (7,960) (287)
New Residential Investment Corp.(ö) (80,000) (1,339)
New York Mortgage Trust, Inc.(ö) (180,866) (1,148)
Newmark Group, Inc. Class A (48,400) (570)
Ocwen Financial Corp.(Æ) (32,329) (40)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Office Properties Income Trust(ö) (24,692) (840)
Pebblebrook Hotel Trust(ö) (46,922) (1,113)
PennyMac Mortgage Investment Trust(ö) (49,102) (1,142)
Potlatch Corp.(ö) (14,380) (618)
Ready Capital Corp.(Æ) (16,550) (270)
Redwood Trust, Inc.(ö) (37,701) (665)
Target Hospitality Corp. Class A(Æ) (9,108) (50)
Two Harbors Investment Corp.(ö) (50,300) (768)
Veritex Holdings, Inc. (13,800) (391)
Victory Capital Holdings, Inc. Class A (4,400) (92)
Virtu Financial, Inc. Class A (39,491) (659)
Walker & Dunlop, Inc. (1,900) (126)
(19,042)
Health Care - (0.6)%
Acadia Pharmaceuticals, Inc.(Æ) (11,950) (477)
ADMA Biologics, Inc.(Æ) (25,477) (101)
Alphatec Holdings, Inc.(Æ) (4,988) (35)
Apellis Pharmaceuticals, Inc.(Æ) (6,301) (259)
Arena Pharmaceuticals, Inc.(Æ) (21,275) (972)
Arrowhead Pharmaceuticals, Inc.(Æ) (2,100) (88)
Axonics Modulation Technologies, Inc.(Æ) (2,700) (78)
BioDelivery Sciences International, Inc.(Æ) (34,296) (180)
Bio-Rad Laboratories, Inc. Class A(Æ) (1,819) (657)
Capital Senior Living Corp.(Æ) (12,441) (35)
CareDx , Inc.(Æ) (2,400) (58)
CASI Pharmaceuticals, Inc.(Æ) (4,700) (13)
Catalent , Inc.(Æ) (12,010) (734)
Deciphera Pharmaceuticals, Inc.(Æ) (900) (56)
Emergent BioSolutions , Inc.(Æ) (12,000) (661)
Forty Seven, Inc.(Æ) (1,538) (57)
Geron Corp.(Æ) (89,207) (117)
Global Blood Therapeutics, Inc.(Æ) (787) (51)
Guardant Health, Inc.(Æ) (800) (61)
Kodiak Sciences, Inc.(Æ) (896) (55)
Krystal Biotech, Inc.(Æ) (8,783) (459)
LHC Group, Inc.(Æ) (5,123) (747)
Ligand Pharmaceuticals, Inc. Class B(Æ) (11,060) (971)
MannKind Corp.(Æ) (24,600) (36)
Matinas BioPharma Holdings, Inc.(Æ) (32,800) (44)
Momenta Pharmaceuticals, Inc.(Æ) (12,882) (374)
Nektar Therapeutics(Æ) (1,720) (34)
NeoGenomics , Inc.(Æ) (14,154) (456)
OncoCyte Corp.(Æ) (28,362) (74)
Option Care Health, Inc.(Æ) (1,755) (7)
Prevail Therapeutics, Inc.(Æ) (3,531) (67)
Principia Biopharma, Inc.(Æ) (2,121) (112)
Quanterix Corp.(Æ) (5,000) (136)
REGENXBIO, Inc.(Æ) (1,200) (52)
Repligen Corp.(Æ) (7,500) (753)
Sientra , Inc.(Æ) (6,800) (41)
Tabula Rasa HealthCare, Inc.(Æ) (6,685) (388)
Teladoc Health, Inc.(Æ) (5,790) (589)
ViewRay , Inc.(Æ) (18,600) (58)
(10,143)
Materials and Processing – (0.2)%
Berry Plastics Group, Inc.(Æ) (513) (22)
Coeur Mining, Inc.(Æ) (22,800) (137)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cornerstone Building Brands, Inc.(Æ) (45,452) (390)
Covia Holdings Corp.(Æ) (25,095) (40)
Griffon Corp. (13,200) (274)
Hecla Mining Co. (219,376) (665)
Livent Corp.(Æ) (19,300) (182)
NN, Inc. (27,500) (237)
Quaker Chemical Corp. (564) (94)
Universal Forest Products, Inc. (4,300) (206)
Universal Stainless & Alloy Products, Inc.(Æ) (11,589) (154)
Uranium Energy Corp.(Æ) (76,350) (63)
(2,464)
Producer Durables - (0.2)%
Altra Industrial Motion Corp. (29,200) (971)
Aqua Metals, Inc.(Æ) (12,629) (10)
Atlas Air Worldwide Holdings, Inc.(Æ) (9,505) (212)
Coda Octopus Group, Inc.(Æ) (5,590) (35)
Concrete Pumping Holdings, Inc.(Æ) (15,361) (78)
Construction Partners, Inc. Class A(Æ) (9,700) (163)
DMC Global, Inc.(Æ) (5,824) (244)
ESCO Technologies, Inc. (1,966) (189)
Federal Signal Corp. (6,260) (201)
Iteris , Inc.(Æ) (27,560) (139)
Plug Power, Inc.(Æ) (71,251) (275)
Stericycle, Inc.(Æ) (6,540) (410)
Teledyne Technologies, Inc.(Æ) (1,770) (646)
Willdan Group, Inc.(Æ) (6,380) (211)
(3,784)
Technology - (0.6)%
Adesto Technologies Corp.(Æ) (12,000) (85)
Altair Engineering, Inc. Class A(Æ) (16,896) (624)
Alteryx, Inc. Class A(Æ) (2,729) (381)
Brooks Automation, Inc. (9,100) (347)
Calyxt , Inc.(Æ) (12,488) (70)
Cohu , Inc. (26,100) (584)
CommScope Holding Co., Inc.(Æ) (45,516) (555)
Digimarc Corp.(Æ) (3,980) (125)
Envestnet , Inc.(Æ) (8,980) (708)
II-VI, Inc.(Æ) (42,248) (1,422)
Immersion Corp.(Æ) (57,798) (423)
Lumentum Holdings, Inc. Class E(Æ) (3,677) (279)
MongoDB, Inc.(Æ) (1,847) (303)
NAPCO Security Technologies, Inc.(Æ) (19,696) (579)
Onto Innovation, Inc.(Æ) (17,135) (650)
Science Applications International Corp. (7,800) (685)
TESSCO Technologies, Inc. (8,015) (50)
TTM Technologies, Inc.(Æ) (28,053) (404)
Ultra Clean Holdings(Æ) (36,000) (828)
Upland Software, Inc.(Æ) (5,800) (226)
Upwork , Inc.(Æ) (15,305) (140)
Verra Mobility Corp.(Æ) (10,871) (173)
Zix Corp.(Æ) (59,500) (402)
(10,043)
Utilities - (0.1)%
Anterix Inc.(Æ) (543) (25)
Centennial Resource Development, Inc. Class
A(Æ) (265,800) (867)
Chaparral Energy, Inc. Class A(Æ) (50,056) (52)
Equitrans Midstream Corp. (64,946) (628)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 33
cif
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Globalstar , Inc.(Æ) (74,400) (35)
HighPoint Resources Corp.(Æ) (87,625) (102)
Montage Resources Corp.(Æ) (30,914) (113)
New Fortress Energy LLC(Æ) (10,783) (162)
SilverBow Resources, Inc.(Æ) (9,762) (52)
(2,036)
Total Securities Sold Short
(proceeds $68,322) (68,592)
Other Assets and Liabilities, Net
- (6.3%)
(100,055)
Net Assets - 100.0%
1,582,427

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 U.S. Small Cap Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 695 USD 56,111 03/20
(1,141)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(1,141)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 205,309 $ — $ —
$ —
$ 205,309
Consumer Staples 50,591 — —
—
50,591
Energy 43,253 — —
—
43,253
Financial Services 391,570 — —
—
391,570
Health Care 215,706 — —
—
215,706
Materials and Processing 114,844 — —
—
114,844
Producer Durables 297,984 — —
—
297,984
Technology 198,504 — —
—
198,504
Utilities 83,848 — —
—
83,848
Warrants & Rights — 3 —
—
3
Short-Term Investments — — —
31,295
31,295
Other Securities — — —
118,167
118,167
Total Investments 1,601,609 3 — 149,462 1,751,074
Securities Sold Short
**
(68,592) — — — (68,592)
Other Financial Instruments
Liabilities
Futures Contracts (1,141) — — — (1,141)
Total Other Financial Instruments
*
$ (1,141) $ — $ — $ — $ (1,141)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2020, were less than 1% of net assets.

Russell Investment Company
International Developed Markets Fund
Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.0%
Argentina - 0.1%
YPF SA - ADR 199,381 1,872
Australia - 1.9%
AGL Energy, Ltd. 221,525 2,923
Alumina, Ltd. 353,806 511
Australia & New Zealand Banking
Group, Ltd. - ADR 120,408 2,044
BGP Holdings PLC(Æ)(Š) 559,805 —
BHP Group PLC 139,425 3,054
BHP Group, Ltd. - ADR 12,834 331
BlueScope Steel, Ltd. 74,397 697
Boral, Ltd. 223,100 728
Commonwealth Bank of Australia - ADR 102,812 5,762
Crown Resorts, Ltd. 53,095 411
CSL, Ltd. 8,475 1,733
Dexus Property Group(Æ)(ö) 102,443 859
Fortescue Metals Group, Ltd. 200,531 1,503
GPT Group (The)(ö) 204,027 810
Insurance Australia Group, Ltd.(Æ) 325,592 1,518
Medibank Pvt , Ltd. 136,152 277
National Australia Bank, Ltd. - ADR 93,315 1,589
Origin Energy, Ltd. 254,903 1,377
Qantas Airways, Ltd.(Æ) 145,800 620
QBE Insurance Group, Ltd. 173,274 1,565
Rio Tinto PLC 109,741 5,913
Rio Tinto, Ltd. - ADR 23,675 1,542
Santos, Ltd. 232,335 1,327
Scentre Group(ö) 365,770 933
South32, Ltd. Class B 323,094 553
Suncorp Group, Ltd. 101,183 859
Westpac Banking Corp. 103,231 1,711
41,150
Austria - 0.1%
Erste Group Bank AG(Æ) 44,836 1,646
OMV AB 22,655 1,129
2,775
Belgium - 0.5%
Ageas 113,293 6,247
KBC Groep NV 52,081 3,810
Solvay SA(Ñ) 10,732 1,106
11,163
Brazil - 0.1%
Pagseguro Digital, Ltd. Class A(Æ)(Ñ) 94,979 3,086
Canada - 5.0%
Air Canada Class B(Æ) 19,201 643
ARC Resources, Ltd.(Ñ) 167,349 888
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of Montreal 42,006 3,204
Bank of Nova Scotia (The) 58,660 3,204
Barrick Gold Corp. 338,399 6,267
BCE, Inc. 47,760 2,251
Brookfield Asset Management, Inc.
Class A 36,146 2,212
CAE, Inc. 512,849 15,210
Cameco Corp. Class A 98,295 793
Canadian Imperial Bank of Commerce 14,996 1,223
Canadian National Railway Co. 205,460 19,200
Canadian Natural Resources, Ltd. 74,401 2,092
Cenovus Energy, Inc. 140,004 1,219
CI Financial Corp. 68,520 1,201
Dollarama, Inc. 81,035 2,761
Enbridge, Inc. 26,713 1,086
Great-West Lifeco , Inc. 87,811 2,275
iA Financial Corp., Inc. 26,757 1,473
Imperial Oil, Ltd. 38,670 917
Kinross Gold Corp.(Æ) 625,009 3,169
Magna International, Inc. Class A 41,669 2,112
Manulife Financial Corp. 274,896 5,355
Metro, Inc. Class A 23,747 968
National Bank of Canada 18,954 1,052
Power Corp. of Canada 43,630 1,089
Power Financial Corp. 36,427 945
RioCan Real Estate Investment Trust(ö) 35,110 721
Royal Bank of Canada - GDR 64,973 5,134
Shaw Communications, Inc. Class B 45,757 894
Shopify, Inc. Class A(Æ) 3,074 1,432
Sun Life Financial, Inc. 138,345 6,504
Suncor Energy, Inc. 74,267 2,270
Teck Resources, Ltd. Class B 42,666 551
Toronto Dominion Bank 135,440 7,485
Tourmaline Oil Corp. 91,225 920
108,720
Cayman Islands - 0.4%
Meituan-Dianping Class B(Æ) 719,900 9,123
China - 3.6%
Alibaba Group Holding, Ltd. - ADR(Æ) 135,548 28,002
China Mobile, Ltd. 664,500 5,440
China Resources Power Holdings Co.,
Ltd. 6,806,000 9,121
China Telecom Corp., Ltd. Class H 12,358,000 4,799
China Unicom Hong Kong, Ltd. 6,642,000 5,538
Dongfeng Motor Group Co., Ltd. Class H 5,512,000 4,125
Lenovo Group, Ltd. 10,528,143 6,863
Ping An Insurance Group Co. of China,
Ltd. Class H 329,522 3,728

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sunny Optical Technology Group Co.,
Ltd. 156,007 2,512
Tencent Holdings, Ltd. 125,788 5,973
Trip.com Group, Ltd. - ADR(Æ) 73,570 2,364
78,465
Colombia - 0.0%
Millicom International Cellular SA 2,695 127
Denmark - 2.1%
AP Moller - Maersk A/S Class B 13,981 16,755
Danske Bank A/S 269,547 4,501
Drilling Co. of 1972 A/S (The)(Æ) 9,797 547
DSV A/S 33,032 3,593
H Lundbeck A/S 9,453 401
Novo Nordisk A/S Class B 338,401 20,658
46,455
Finland - 1.0%
Elisa OYJ Class A 31,365 1,887
Kone OYJ Class B 19,450 1,256
Neste OYJ 93,036 3,702
Nokia OYJ 1,325,738 5,171
Nokian Renkaat OYJ 12,343 333
Orion OYJ Class B 10,943 518
Sampo OYJ Class A 72,531 3,286
Stora Enso OYJ Class R 46,777 609
UPM- Kymmene OYJ 149,127 4,715
Wartsila OYJ Abp Class B 32,523 399
21,876
France - 8.5%
Airbus Group SE 37,924 5,595
Amundi SA(Þ) 118,433 9,660
Arkema SA 9,966 916
Atos SE 13,192 1,095
AXA SA 110,844 2,953
BNP Paribas SA 191,057 10,159
Bouygues SA - ADR 122,589 4,839
Capgemini SE 28,879 3,583
Carrefour SA 72,151 1,223
Cie Generale des Etablissements
Michelin SCA Class B 52,093 6,059
Compagnie de Saint-Gobain SA 269,411 10,176
Credit Agricole SA 141,376 1,914
Danone SA 26,763 2,143
Dassault Systemes SE 7,298 1,267
Eiffage SA 10,031 1,164
Engie SA 454,647 7,827
Hermes International 539 404
L'Oreal SA 24,178 6,775
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LVMH Moet Hennessy Louis Vuitton
SE - ADR 28,324 12,375
Peugeot SA 64,192 1,332
Publicis Groupe SA - ADR 200,984 8,923
Renault SA 114,604 4,454
Rexel SA Class H 1,439,017 17,242
Safran SA 32,275 5,219
Sanofi - ADR 58,072 5,601
Schneider Electric SE 177,356 17,779
SCOR SE - ADR 113,902 4,852
Societe Generale SA 239,139 7,735
Total SA 383,015 18,665
Unibail - Rodamco -Westfield(ö) 10,556 1,432
Valeo SA 28,892 861
184,222
Germany - 4.6%
adidas AG 60,169 19,045
Allianz SE 21,756 5,215
BASF SE 165,455 11,225
Bayer AG 36,492 2,947
Beiersdorf AG 21,672 2,462
BMW US Capital LLC 22,704 1,623
Brenntag AG 22,371 1,163
Continental AG 9,002 1,030
Covestro AG(Þ) 104,386 4,416
Daimler AG 156,784 7,266
Deutsche Lufthansa AG 189,559 2,910
Deutsche Post AG 25,125 880
Deutsche Telekom AG 46,547 754
Drillisch AG 11,813 291
E.ON SE 224,356 2,549
Evonik Industries AG 28,401 782
Fresenius Medical Care AG & Co. 18,587 1,439
Fresenius SE & Co. KGaA 25,150 1,288
GEA Group AG 24,383 732
Hannover Rueck SE 15,741 3,066
HeidelbergCement AG 17,884 1,215
Infineon Technologies AG - ADR 170,857 3,704
KION Group AG 10,330 650
Metro AG(Æ) 266,227 1,386
Metro Wholesale & Food Specialist AG 90,600 1,267
Muenchener Rueckversicherungs-
Gesellschaft AG 22,974 6,779
RWE AG 15,955 555
Salzgitter AG 33,573 566
SAP SE - ADR 11,049 1,446
Siemens AG 62,022 7,681
Uniper SE 15,068 494

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zalando SE(Æ)(Þ) 50,285 2,420
99,246
Hong Kong - 2.1%
AIA Group, Ltd. 2,241,346 22,097
CK Asset Holdings, Ltd. 246,157 1,572
CK Infrastructure Holdings, Ltd. 198,500 1,381
CLP Holdings, Ltd. 188,500 1,958
Hang Seng Bank, Ltd. 150,600 3,042
Henderson Land Development Co., Ltd. 209,720 940
Hongkong Land Holdings, Ltd. 169,000 892
Jardine Matheson Holdings, Ltd. 34,300 1,911
Jardine Strategic Holdings, Ltd. 22,900 698
New World Development Co., Ltd. 845,000 1,054
Power Assets Holdings, Ltd. 184,000 1,326
Sino Land Co., Ltd. 486,000 661
Sun Hung Kai Properties, Ltd. 128,500 1,781
Swire Pacific, Ltd. Class A 77,500 679
Swire Properties, Ltd. 110,200 341
Techtronic Industries Co., Ltd. 326,789 2,590
WH Group, Ltd.(Þ) 1,331,000 1,261
Wharf Real Estate Investment Co., Ltd. 120,000 617
Wheelock & Co., Ltd. 119,000 725
45,526
India - 1.6%
Canara Bank(Æ) 695,582 1,976
HDFC Bank, Ltd. - ADR 51,049 2,924
Housing Development Finance Corp.,
Ltd. 780,542 26,408
NTPC, Ltd. 186,941 296
Zee Entertainment Enterprises, Ltd. 610,714 2,304
33,908
Ireland - 2.8%
AIB Group PLC 496,755 1,459
Allegion PLC 151,892 19,644
Bank of Ireland Group PLC 867,625 4,234
CRH PLC 49,002 1,845
Kerry Group PLC Class A 106,966 13,727
Linde PLC 95,935 19,610
Paddy Power Betfair PLC 8,252 938
61,457
Israel - 0.2%
Bank Hapoalim BM 164,379 1,411
Bank Leumi Le-Israel BM 244,792 1,763
Israel Chemicals, Ltd. 152,231 640
Israel Discount Bank, Ltd. Class A 143,483 653
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mizrahi Tefahot Bank, Ltd. 20,349 555
5,022
Italy - 3.1%
Assicurazioni Generali SpA 311,084 6,065
Atlantia SpA 61,913 1,522
BPER Banca 573,078 2,634
Davide Campari-Milano SpA 340,277 3,292
Enel SpA 1,687,747 14,708
ENI SpA - ADR 805,515 11,298
Ferrari NV 19,994 3,377
FinecoBank Banca Fineco SpA 72,935 854
Intesa Sanpaolo SpA 958,837 2,383
Mediobanca Banca di Credito
Finanziario SpA 89,926 897
Moncler SpA 63,063 2,723
Poste Italiane SpA (Þ) 95,125 1,088
Saipem SpA (Æ) 729,566 3,028
Telecom Italia SpA (Æ) 4,584,630 2,466
UniCredit SpA 851,650 11,385
67,720
Japan - 19.5%
ANA Holdings, Inc. 28,000 874
Asahi Glass Co., Ltd. 26,400 885
Asahi Kasei Corp. 89,300 912
Astellas Pharma, Inc. 289,900 5,136
Benesse Holdings, Inc. 38,500 1,056
Bridgestone Corp. 121,000 4,276
Brother Industries, Ltd. 33,500 648
Canon, Inc. 131,500 3,465
Central Japan Railway Co. 10,300 2,016
Chiyoda Corp.(Æ)(Ñ) 164,500 469
Chubu Electric Power Co., Inc. 93,300 1,268
Citizen Watch Co., Ltd. 410,400 1,972
Concordia Financial Group, Ltd. 171,000 640
Dai-ichi Life Holdings, Inc. 632,125 9,350
Daito Trust Construction Co., Ltd. 17,400 2,049
Daiwa House Industry Co., Ltd. 26,600 837
DeNA Co., Ltd. 153,900 2,539
Denso Corp. 114,300 4,639
Eisai Co., Ltd. 68,910 5,124
Electric Power Development Co., Ltd. 29,300 660
Fuji Heavy Industries, Ltd. 175,400 4,374
Fuji Media Holdings, Inc. 26,900 366
FUJIFILM Holdings Corp. 40,900 2,023
Fujitsu, Ltd. 129,900 13,786
Fukuoka Financial Group, Inc. 123,900 2,130
GMO Payment Gateway, Inc. 38,100 2,477

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Gree , Inc. 374,600 1,592
Hitachi Metals, Ltd. 1,107,100 17,197
Hitachi, Ltd. 33,000 1,260
Honda Motor Co., Ltd. 868,270 22,174
Iida Group Holdings Co., Ltd. 253,400 4,271
Inpex Corp. 1,702,200 15,942
Isuzu Motors, Ltd. 203,200 1,988
ITOCHU Corp. 137,500 3,208
Japan Airlines Co., Ltd. 23,000 650
Japan Exchange Group, Inc. 47,200 847
Japan Post Holdings Co., Ltd. 118,300 1,075
Japan Tobacco, Inc. 85,100 1,801
JGC Holdings Corp. 316,100 4,550
JSR Corp. 311,700 5,522
JX Holdings, Inc. 2,130,600 9,092
Kajima Corp. 65,100 825
KDDI Corp. 207,000 6,168
Keyence Corp. 27,800 9,426
Kirin Holdings Co., Ltd. 84,800 1,850
Kyocera Corp. 51,000 3,347
Marubeni Corp. 226,600 1,626
Mitsubishi Chemical Holdings Corp. 175,600 1,264
Mitsubishi Corp. 93,900 2,410
Mitsubishi Electric Corp. 338,300 4,668
Mitsubishi Estate Co., Ltd. 207,600 4,066
Mitsubishi Heavy Industries, Ltd. 150,800 5,467
Mitsubishi Motors Corp. 602,100 2,221
Mitsubishi UFJ Financial Group, Inc. 2,123,600 10,864
Mitsui & Co., Ltd. 411,400 7,324
Mitsui Chemicals, Inc. 33,000 722
Mizuho Financial Group, Inc. 2,727,100 4,022
MS&AD Insurance Group Holdings, Inc. 135,500 4,483
Murata Manufacturing Co., Ltd. 41,800 2,388
Nidec Corp. 19,030 2,409
Nikon Corp. 272,200 3,279
Nintendo Co., Ltd. 8,420 3,119
Nippon Steel Corp. 76,400 1,054
Nippon Telegraph & Telephone Corp. 129,764 3,304
Nippon Television Holdings, Inc. 170,100 2,296
Nissan Motor Co., Ltd. 933,900 5,070
Nitto Denko Corp. 79,500 4,386
Nomura Holdings, Inc. 908,700 4,657
Nomura Real Estate Holdings, Inc. 20,900 515
NTT DOCOMO, Inc. 164,800 4,717
Obayashi Corp. 94,100 1,028
ORIX Corp. 121,200 2,048
Osaka Gas Co., Ltd. 55,400 933
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Otsuka Holdings Co., Ltd. 28,700 1,270
Panasonic Corp. 855,800 8,704
Resona Holdings, Inc. 2,167,800 8,895
Sekisui Chemical Co., Ltd. 52,700 874
Sekisui House, Ltd. 98,800 2,130
Shimamura Co., Ltd. 60,900 4,574
Shimizu Corp. 71,200 728
Shin-Etsu Chemical Co., Ltd. 165,894 18,882
SoftBank Corp. 71,400 2,891
Sompo Japan Nipponkoa Holdings, Inc. 44,700 1,668
Sony Corp. 52,050 3,659
Sumitomo Chemical Co., Ltd. 183,500 780
Sumitomo Corp. 142,800 2,129
Sumitomo Electric Industries, Ltd. 109,300 1,445
Sumitomo Mitsui Financial Group, Inc. 463,200 16,231
Sumitomo Mitsui Trust Holdings, Inc. 158,700 5,826
T&D Holdings, Inc. 723,100 7,646
Taiheiyo Cement Corp. 17,900 480
Takeda Pharmaceutical Co., Ltd. 200,300 7,687
Teijin, Ltd. 28,400 507
THK Co., Ltd. 104,700 2,609
Tohoku Electric Power Co., Inc. 72,200 675
Tokio Marine Holdings, Inc. 78,400 4,244
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 202,300 800
Tokyo Electron, Ltd. 27,100 5,951
Tokyo Gas Co., Ltd. 54,400 1,192
Tokyu Fudosan Holdings Corp. 98,500 695
Toppan Printing Co., Ltd. 58,000 1,154
Toray Industries, Inc. 200,800 1,332
Tosoh Corp. 45,500 639
Toyota Industries Corp. 22,100 1,193
Toyota Motor Corp. 147,800 10,255
Toyota Tsusho Corp. 31,800 1,091
Trend Micro, Inc. 239,500 12,543
Yahoo! Japan Corp. 890,200 3,496
421,971
Jersey - 0.1%
Ferguson PLC 13,285 1,191
Luxembourg - 0.7%
ArcelorMittal SA(Æ) 42,154 622
Eurofins Scientific SE 22,778 12,273
RTL Group SA 38,889 1,775
Tenaris SA 143,420 1,484
16,154

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Macao - 0.2%
Sands China, Ltd. 680,315 3,287
Malaysia - 0.1%
CIMB Group Holdings BHD 1,288,300 1,544
Mexico - 0.5%
Grupo Televisa SAB - ADR 906,954 10,085
Netherlands - 4.4%
ABN AMRO Bank NV(Þ) 334,261 5,811
Adyen NV(Æ)(Þ) 4,090 3,758
Aegon NV 205,279 834
Akzo Nobel NV 11,011 1,039
ASML Holding NV 25,089 7,036
Exor NV 14,666 1,082
Heineken NV 260,774 28,384
ING Groep NV 1,387,718 15,062
InterXion Holding NV(Æ) 47,603 4,143
Koninklijke Ahold Delhaize NV 108,312 2,661
Koninklijke KPN NV 1,730,734 4,859
NN Group NV 37,239 1,294
Randstad NV 17,252 990
Royal Dutch Shell PLC Class A 643,115 16,818
TNT NV - ADR 807,232 1,492
95,263
New Zealand - 0.2%
a2 Milk Co., Ltd.(Æ) 308,099 2,951
Meridian Energy, Ltd. 131,688 452
Spark New Zealand, Ltd. 174,453 524
3,927
Norway - 0.7%
DNB ASA 124,088 2,165
Mowi ASA 68,082 1,625
Norsk Hydro ASA 1,326,433 4,175
Orkla ASA 178,496 1,734
Statoil ASA Class N 252,762 4,597
Yara International ASA 21,697 790
15,086
Portugal - 0.2%
Energias de Portugal SA 399,049 2,002
Galp Energia SGPS SA Class B 197,021 2,979
4,981
Russia - 0.7%
Gazprom PJSC - ADR 575,499 4,033
Lukoil PJSC - ADR 29,121 2,961
Sberbank of Russia PJSC - ADR 188,103 2,999
VEON, Ltd.(Æ) 925,277 2,396
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Yandex NV Class A(Æ) 71,965 3,225
15,614
Singapore - 1.2%
CapitaLand, Ltd. 371,900 979
DBS Group Holdings, Ltd. 369,400 6,777
Genting Singapore, Ltd. 593,200 372
Oversea-Chinese Banking Corp., Ltd. 126,724 994
Singapore Airlines, Ltd.(Æ) 135,700 845
Singapore Technologies Engineering,
Ltd. 124,800 370
Singapore Telecommunications, Ltd. 1,592,000 3,850
United Overseas Bank, Ltd. 118,600 2,200
Wilmar International, Ltd. 3,236,700 9,128
25,515
South Africa - 0.7%
Anglo American PLC 288,946 7,571
Gold Fields, Ltd. - ADR 465,132 2,977
Impala Platinum Holdings, Ltd.(Æ) 206,404 1,952
MTN Group, Ltd. 359,492 1,933
14,433
South Korea - 1.7%
KB Financial Group, Inc. 126,735 4,650
KT Corp. - ADR 427,879 4,458
LG Household & Health Care, Ltd. 10,367 10,864
POSCO 32,540 5,890
Samsung Electronics Co., Ltd. 88,693 4,151
Shinhan Financial Group Co., Ltd. 222,768 7,251
37,264
Spain - 1.7%
ACS Actividades de Construccion y
Servicios SA 31,769 1,054
Banco Bilbao Vizcaya Argentaria SA
- ADR 329,663 1,704
Banco Santander SA - ADR 507,637 2,007
Bankia SA 1,429,218 2,597
Bankinter SA 77,291 501
CaixaBank SA 2,252,821 6,580
Cellnex Telecom SA(Þ) 207,868 10,335
Enagas SA 35,578 959
Endesa SA - ADR 101,667 2,790
Gas Natural SDG SA 39,648 1,046
Iberdrola SA 126,963 1,389
Industria de Diseno Textil SA 71,445 2,404
Red Electrica Corp. SA 60,245 1,204
Repsol SA - ADR 123,669 1,704
Telefonica SA - ADR 231,613 1,568
37,842

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sweden - 1.3%
Assa Abloy AB Class B 158,166 3,764
Atlas Copco AB(Æ) 98,650 3,500
Bausch & Lomb, Inc.(Æ) 77,390 1,842
ICA Gruppen AB 9,256 407
Investor AB Class B 9,626 528
Kinnevik AB Class B 30,708 742
Sandvik AB 213,795 3,906
Skandinaviska Enskilda Banken AB
Class A 168,052 1,660
SKF AB Class B 55,061 1,005
Svenska Handelsbanken AB Class A 68,097 669
Swedish Match AB 45,564 2,581
Telefonaktiebolaget LM Ericsson Class B 447,916 3,524
Trelleborg AB Class B 161,255 2,649
Volvo AB Class B 108,154 1,847
28,624
Switzerland - 8.1%
ABB, Ltd. 172,525 4,015
Adecco SA 158,549 9,324
Alcon, Inc.(Æ) 44,004 2,600
Baloise Holding AG 12,094 2,187
Cie Financiere Richemont SA 6,643 484
Credit Suisse Group AG(Æ) 422,273 5,335
Glencore PLC(Æ) 509,612 1,494
Julius Baer Group, Ltd. 179,469 8,972
Kuehne & Nagel International AG 7,456 1,207
LafargeHolcim , Ltd.(Æ) 163,041 8,302
Nestle SA 342,516 37,811
Novartis AG 219,328 20,747
Partners Group Holding AG 7,853 7,202
Roche Holding AG 74,471 25,063
SGS SA 1,005 2,903
Swiss Life Holding AG 4,772 2,399
Swiss Re AG 52,150 5,893
Swisscom AG 1,051 577
Temenos AG(Æ) 20,898 3,364
UBS Group AG(Æ) 1,590,323 19,753
Zurich Insurance Group AG 16,234 6,748
176,380
Taiwan - 2.1%
Catcher Technology Co., Ltd. 673,000 5,327
Hon Hai Precision Industry Co., Ltd. 2,322,241 6,307
Innolux Corp. 7,720,000 2,217
MediaTek , Inc. 231,000 2,938
Shin Kong Financial Holding Co., Ltd. 7,392,000 2,391
Taiwan Semiconductor Manufacturing
Co., Ltd. 479,000 5,124
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 381,330 20,568
44,872
Thailand - 0.2%
Kasikornbank PCL 873,200 3,897
United Kingdom - 11.5%
3i Group PLC 168,383 2,449
Admiral Group PLC 31,503 937
Ashtead Group PLC 36,692 1,184
Associated British Foods PLC 12,204 425
AstraZeneca PLC 98,200 9,601
Aviva PLC 1,245,711 6,574
Babcock International Group PLC 489,948 3,787
BAE Systems PLC 151,271 1,265
Barclays PLC 2,303,441 5,094
Barratt Developments PLC 147,531 1,572
Berkeley Group Holdings PLC 35,860 2,491
BP PLC 1,911,195 11,518
British American Tobacco PLC 95,192 4,208
British Land Co. PLC (The)(ö) 339,780 2,496
BT Group PLC 2,615,444 5,574
Centrica PLC 2,701,040 3,038
Coca-Cola European Partners PLC 6,675 351
Compass Group PLC 72,847 1,804
Diageo PLC 182,583 7,224
Direct Line Insurance Group PLC 430,076 1,925
Experian PLC 12,270 427
Fevertree Drinks PLC 131,038 2,387
Fiat Chrysler Automobiles NV 109,706 1,425
GlaxoSmithKline PLC - ADR 68,616 1,611
HSBC Holdings PLC 2,924,677 21,291
Imperial Tobacco Group PLC 34,525 887
InterContinental Hotels Group PLC(Æ) 5,666 349
J Sainsbury PLC 5,484,805 14,706
John Wood Group PLC 2,085,699 10,307
Johnson Matthey PLC 33,946 1,166
Kingfisher PLC 1,794,559 4,858
Land Securities Group PLC(ö) 227,497 2,804
Legal & General Group PLC 556,128 2,238
Lloyds Banking Group PLC 3,703,919 2,757
London Stock Exchange Group PLC 29,703 3,081
M&G PLC(Æ) 328,369 1,039
Marks & Spencer Group PLC 1,023,168 2,366
Mondi PLC 50,961 1,043
National Grid PLC 74,641 994
Persimmon PLC Class A 41,982 1,700
Prudential PLC 212,943 3,790

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Reckitt Benckiser Group PLC 4,406 365
RELX PLC 16,183 430
Royal Bank of Scotland Group PLC 2,345,723 6,701
RSA Insurance Group PLC 292,143 2,119
Scottish & Southern Energy PLC 57,447 1,148
Segro PLC(ö) 175,336 2,114
Smith & Nephew PLC 200,815 4,833
Smiths Group PLC 20,157 451
St. James's Place PLC 99,274 1,493
Standard Chartered PLC 1,895,417 15,778
Standard Life Aberdeen PLC(Æ) 825,698 3,301
Taylor Wimpey PLC 475,272 1,357
TechnipFMC PLC 455,601 7,522
Tesco PLC 2,721,128 8,896
Travis Perkins PLC 546,227 11,243
Unilever NV 73,281 4,262
Unilever PLC 15,879 948
Vodafone Group PLC 4,766,965 9,379
Wausau Paper Corp. 147,105 1,831
Weir Group PLC (The) 528,169 9,370
248,284
United States - 1.5%
Accenture PLC Class A 73,094 15,000
Carnival PLC 22,913 937
CK Hutchison Holdings, Ltd. Class B 209,131 1,849
Mylan NV(Æ) 320,369 6,862
Ovintiv , Inc. 171,965 2,679
Spotify Technology SA(Æ) 22,165 3,132
Willis Towers Watson PLC(Æ) 11,377 2,404
32,863
Total Common Stocks
(cost $2,127,575) 2,060,990
Preferred Stocks - 1.7%
Germany - 0.8%
Porsche Automobil Holding SE
3.731% (Ÿ) 38,979 2,643
Volkswagen AG
3.107% (Ÿ) 90,091 16,220
18,863
South Korea - 0.9%
Samsung Electronics Co., Ltd.
2.946% (Ÿ) 475,763 18,768
Total Preferred Stocks
(cost $37,490) 37,631
Short-Term Investments - 2.9%
United States - 2.9%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
U.S. Cash Management Fund(@) 35,398,981 (∞) 35,413
United States Treasury Bills
1.469% due 03/26/20 (ž)(§) 21,600 21,553
1.522% due 05/21/20 (ž)(§) 6,900 6,868
63,834
Total Short-Term Investments
(cost $63,800) 63,834
Other Securities - 0.2%
U.S. Cash Collateral Fund(×)(@)
4,315,647
(∞) 4,316
Total Other Securities
(cost $4,316) 4,316
Total Investments 99.8%
(identified cost $2,233,181) 2,166,771
Other Assets and Liabilities, Net
- 0.2%
4,434
Net Assets - 100.0%
2,171,205

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 International Developed Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.8%
ABN AMRO Bank NV 05/24/17 EUR 334,261 19 .17 6,408
5,811
Adyen NV 07/25/19 EUR 4,090 746 .21 3,052
3,758
Amundi SA 02/28/19 EUR 118,433 66 .48 7,873
9,660
Cellnex Telecom SA 06/19/17 EUR 207,868 23 .41 4,866
10,335
Covestro AG 06/26/19 EUR 104,386 44 .10 4,604
4,416
Poste Italiane SpA 04/25/18 EUR 95,125 9 .33 887
1,088
WH Group, Ltd. 06/26/19 HKD 1,331,000 1 .05 1,391
1,261
Zalando SE 12/12/19 EUR 50,285 48 .54 2,441
2,420
38,749
For a description of restricted securities see note 7 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 2,453 EUR 89,265 03/20
(3,393)
FTSE 100 Index Futures 465 GBP 33,561 03/20
(2,059)
S&P/TSX 60 Index Futures 502 CAD 103,563 03/20
1,729
SPI 200 Index Futures 427 AUD 74,234 03/20
1,107
TOPIX Index Futures 399 JPY 6,699,210 03/20
(1,481)
Short Positions
Hang Seng Index Futures 184 HKD 241,344 02/20
2,137
MSCI Emerging Markets Index Futures 2,980 USD 156,465 03/20
8,979
S&P 500 E-Mini Index Futures 829 USD 133,635 03/20
(2,056)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
4,963
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 13,187 AUD 19,210 03/18/20 (318)
Bank of Montreal USD 18,432 CAD 24,363 03/18/20 (23)
Bank of Montreal USD 24,703 JPY 2,668,426 03/18/20 (19)
Bank of Montreal USD 4,730 SEK 44,396 03/18/20 (109)
Bank of Montreal EUR 4,264 USD 4,760 03/18/20 19
Bank of Montreal HKD 71,850 USD 9,188 03/18/20 (57)
Bank of New York USD 13,216 AUD 19,210 03/18/20 (346)
Bank of New York USD 18,465 CAD 24,363 03/18/20 (56)
Bank of New York USD 24,713 JPY 2,668,426 03/18/20 (29)
Bank of New York USD 4,734 SEK 44,396 03/18/20 (113)
Bank of New York EUR 4,264 USD 4,761 03/18/20 19
Bank of New York HKD 71,850 USD 9,189 03/18/20 (56)
Brown Brothers Harriman USD 8,651 JPY 943,149 02/04/20 54
Brown Brothers Harriman EUR 1,743 USD 1,927 02/04/20 (7)
Brown Brothers Harriman GBP 2,409 USD 3,165 02/04/20 (15)
Citigroup USD 13,217 AUD 19,210 03/18/20 (348)
Citigroup USD 18,474 CAD 24,363 03/18/20 (65)
Citigroup USD 24,707 JPY 2,668,426 03/18/20 (24)

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 43
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 4,729 SEK 44,396 03/18/20 (108)
Citigroup EUR 4,264 USD 4,760 03/18/20 19
Citigroup HKD 71,850 USD 9,190 03/18/20 (55)
Royal Bank of Canada USD 13,185 AUD 19,210 03/18/20 (316)
Royal Bank of Canada USD 18,440 CAD 24,363 03/18/20 (31)
Royal Bank of Canada USD 24,707 JPY 2,668,426 03/18/20 (23)
Royal Bank of Canada USD 4,728 SEK 44,396 03/18/20 (107)
Royal Bank of Canada EUR 4,264 USD 4,762 03/18/20 20
Royal Bank of Canada HKD 71,850 USD 9,188 03/18/20 (57)
Standard Chartered USD 13,191 AUD 19,210 03/18/20 (322)
Standard Chartered USD 18,430 CAD 24,363 03/18/20 (21)
Standard Chartered USD 24,703 JPY 2,668,426 03/18/20 (19)
Standard Chartered USD 4,731 SEK 44,396 03/18/20 (110)
Standard Chartered EUR 4,264 USD 4,761 03/18/20 20
Standard Chartered HKD 71,850 USD 9,187 03/18/20 (58)
State Street USD 14,056 AUD 20,370 03/18/20 (409)
State Street USD 46,783 EUR 41,860 03/18/20 (235)
State Street USD 19,727 GBP 14,930 03/18/20 10
State Street USD 43,338 GBP 33,100 03/18/20 420
State Street USD 46,210 HKD 359,250 03/18/20 14
State Street USD 418 NOK 3,820 03/18/20 (2)
State Street CAD 30,740 USD 23,556 03/18/20 329
State Street CHF 11,340 USD 11,587 03/18/20 (221)
State Street DKK 2,120 USD 317 03/18/20 2
State Street DKK 74,430 USD 11,127 03/18/20 48
State Street GBP 221 USD 291 02/04/20 —
State Street JPY 1,000,880 USD 9,117 03/18/20 (141)
State Street NOK 206,790 USD 23,277 03/18/20 790
State Street SEK 7,240 USD 765 03/18/20 11
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(2,045)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 1,872 $ — $ —
$ —
$ 1,872
Australia — 41,150 —
—
41,150
Austria — 2,775 —
—
2,775
Belgium — 11,163 —
—
11,163
Brazil 3,086 — —
—
3,086
Canada 108,720 — —
—
108,720
Cayman Islands — 9,123 —
—
9,123
China 30,366 48,099 —
—
78,465
Colombia — 127 —
—
127
Denmark — 46,455 —
—
46,455
Finland — 21,876 —
—
21,876
France — 184,222 —
—
184,222
Germany — 99,246 —
—
99,246

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Hong Kong — 45,526 —
—
45,526
India 2,924 30,984 —
—
33,908
Ireland 19,644 41,813 —
—
61,457
Israel — 5,022 —
—
5,022
Italy — 67,720 —
—
67,720
Japan 8,704 413,267 —
—
421,971
Jersey — 1,191 —
—
1,191
Luxembourg — 16,154 —
—
16,154
Macao — 3,287 —
—
3,287
Malaysia — 1,544 —
—
1,544
Mexico 10,085 — —
—
10,085
Netherlands 4,143 91,120 —
—
95,263
New Zealand — 3,927 —
—
3,927
Norway — 15,086 —
—
15,086
Portugal — 4,981 —
—
4,981
Russia 5,621 9,993 —
—
15,614
Singapore — 25,515 —
—
25,515
South Africa 2,977 11,456 —
—
14,433
South Korea 4,458 32,806 —
—
37,264
Spain — 37,842 —
—
37,842
Sweden — 28,624 —
—
28,624
Switzerland — 176,380 —
—
176,380
Taiwan 20,568 24,304 —
—
44,872
Thailand — 3,897 —
—
3,897
United Kingdom 7,873 240,411 —
—
248,284
United States 30,077 2,786 —
—
32,863
Preferred Stocks — 37,631 — — 37,631
Short-Term Investments — 28,421 — 35,413 63,834
Other Securities — — — 4,316 4,316
Total Investments 261,118 1,865,924 — 39,729 2,166,771
Other Financial Instruments
Assets
Futures Contracts 13,952 — —
—
13,952
Foreign Currency Exchange Contracts 53 1,722 —
—
1,775
Liabilities
Futures Contracts (8,989) — —
—
(8,989)
Foreign Currency Exchange Contracts (22) (3,798) —
—
(3,820)
Total Other Financial Instruments
*
$ 4,994 $ (2,076) $ — $ — $ 2,918
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 45
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2020, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
240,209
Consumer Staples ...................................................................
105,894
Energy ....................................................................................
138,469
Financial Services ...................................................................
561,076
Health Care .............................................................................
139,234
Materials and Processing ........................................................
223,394
Producer Durables ..................................................................
280,314
Technology ..............................................................................
241,616
Utilities ...................................................................................
130,784
Preferred Stocks
Consumer Discretionary ..........................................................
18,863
Technology ..............................................................................
18,768
Short-Term Investments ................................................................
63,834
Other Securities ...........................................................................
4,316
Total Investments .................................................................... 2,166,771

Russell Investment Company
Global Equity Fund
Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.9%
Argentina - 0.1%
YPF SA - ADR 68,293 641
Australia - 0.5%
AGL Energy, Ltd. 14,831 196
ASX, Ltd. - ADR 6,682 376
Brambles, Ltd. 59,523 495
CIMIC Group, Ltd. 7,327 140
Commonwealth Bank of Australia - ADR 16,462 924
Dexus Property Group(Æ)(ö) 25,481 214
Origin Energy, Ltd. 26,360 142
QBE Insurance Group, Ltd. 17,492 158
Rio Tinto PLC 6,063 327
Rio Tinto, Ltd. - ADR 2,236 146
Santos, Ltd. 26,955 154
South32, Ltd. Class B 84,905 145
Suncorp Group, Ltd. 17,451 148
Wesfarmers, Ltd.(Æ) 19,811 588
4,153
Belgium - 0.3%
Ageas 37,676 2,077
Galapagos NV(Æ) 3,107 695
2,772
Bermuda - 0.0%
Arch Capital Group, Ltd.(Æ) 3,637 161
Brazil - 0.1%
Pagseguro Digital, Ltd. Class A(Æ) 27,487 893
Canada - 3.4%
ARC Resources, Ltd.(Ñ) 76,004 403
Bank of Montreal 2,723 208
Bank of Nova Scotia (The) 2,892 158
Barrick Gold Corp. 131,363 2,433
Brookfield Asset Management, Inc.
Class A 6,166 377
BRP, Inc. 26,645 1,360
CAE, Inc. 128,006 3,795
Cameco Corp. Class A 53,326 430
Canadian Imperial Bank of Commerce 1,956 160
Canadian National Railway Co. 41,916 3,916
Canadian Natural Resources, Ltd. 6,668 188
Cenovus Energy, Inc. 15,486 135
Enbridge, Inc. 7,391 301
Fairfax Financial Holdings, Ltd. 333 149
Great-West Lifeco, Inc. 8,866 230
iA Financial Corp., Inc. 4,046 223
Intact Financial Corp. 15,505 1,680
Kinross Gold Corp.(Æ) 248,859 1,262
Loblaw Cos., Ltd. 3,057 160
Magna International, Inc. Class A 2,911 148
Manulife Financial Corp. 8,218 160
National Bank of Canada 2,858 159
Nutrien, Ltd. 4,199 179
Rogers Communications, Inc. Class B 3,184 159
Royal Bank of Canada - GDR 3,239 256
Shopify, Inc. Class A(Æ) 609 284
Sun Life Financial, Inc. 17,708 833
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Suncor Energy, Inc. 173,385 5,299
Thomson Reuters Corp.(Æ) 6,976 561
Toronto Dominion Bank 22,166 1,225
Tourmaline Oil Corp. 39,188 395
27,226
Cayman Islands - 0.3%
Meituan-Dianping Class B(Æ) 176,800 2,241
China - 2.6%
Agricultural Bank of China, Ltd. Class H 1,169,000 451
Alibaba Group Holding, Ltd. - ADR(Æ) 42,267 8,732
China Construction Bank Corp. Class H 2,555,074 1,938
China Hongxing Sports, Ltd.(Æ)(Š) 6,320,000 —
China Mobile, Ltd. 271,500 2,223
China Resources Power Holdings Co.,
Ltd. 368,500 494
China Telecom Corp., Ltd. Class H 4,736,000 1,839
China Unicom Hong Kong, Ltd. 2,584,000 2,154
Dongfeng Motor Group Co., Ltd. Class H 2,254,000 1,687
Industrial & Commercial Bank of China,
Ltd. Class H 930,000 619
Tencent Holdings, Ltd. 18,089 859
20,996
Colombia - 0.0%
Millicom International Cellular SA 1,340 63
Denmark - 0.9%
AP Moller - Maersk A/S Class B 1,634 1,958
Drilling Co. of 1972 A/S (The)(Æ) 2,432 136
H Lundbeck A/S 5,069 215
Novo Nordisk A/S Class B 75,190 4,590
6,899
Finland - 0.6%
Elisa OYJ Class A 5,509 331
Neste OYJ 13,577 540
Nokia OYJ 526,526 2,055
Nokian Renkaat OYJ 5,161 139
Orion OYJ Class B 4,512 213
Sampo OYJ Class A 13,396 607
UPM-Kymmene OYJ 21,034 665
4,550
France - 4.0%
Airbus Group SE 8,609 1,270
AXA SA 7,816 208
BNP Paribas SA 111,130 5,910
Carrefour SA 9,401 159
Cie Generale des Etablissements
Michelin SCA Class B 1,178 137
Compagnie de Saint-Gobain SA 93,584 3,535
Dassault Systemes SE 1,015 176
Eiffage SA 1,376 160
Engie SA 126,244 2,173
LVMH Moet Hennessy Louis Vuitton
SE - ADR 5,861 2,561
Peugeot SA 6,628 138
Renault SA 38,294 1,488
Rexel SA Class H 171,377 2,053

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Safran SA 6,069 981
Schneider Electric SE 15,675 1,571
Societe Generale SA 81,249 2,628
Total SA 100,679 4,907
Unibail-Rodamco-Westfield(ö) 997 135
Worldline SA(Æ)(Þ) 23,187 1,637
31,827
Germany - 1.6%
adidas AG 12,007 3,800
Allianz SE 807 193
BASF SE 2,882 196
Bayer AG 3,546 286
BMW US Capital LLC 2,362 169
Daimler AG 53,187 2,464
Deutsche Lufthansa AG 68,549 1,052
E.ON SE 87,294 992
Fresenius SE & Co. KGaA 2,638 135
Hannover Rueck SE 2,313 451
HeidelbergCement AG 2,217 151
Metro AG(Æ) 97,370 507
Metro Wholesale & Food Specialist AG 32,859 460
Muenchener Rueckversicherungs-
Gesellschaft AG 4,060 1,198
RWE AG 6,038 210
Salzgitter AG 15,356 259
Siemens AG 2,235 277
Uniper SE 4,807 158
12,958
Hong Kong - 1.1%
AIA Group, Ltd. 519,600 5,122
Cathay Pacific Airways, Ltd.(Ñ) 354,300 445
China Overseas Land & Investment, Ltd. 284,400 916
CK Asset Holdings, Ltd. 22,500 144
CLP Holdings, Ltd. 48,500 504
Hang Seng Bank, Ltd. 7,000 141
Jardine Matheson Holdings, Ltd. 2,800 156
Link Real Estate Investment Trust(ö) 20,798 210
MTR Corp., Ltd. 43,000 241
Power Assets Holdings, Ltd. 41,500 299
Sun Hung Kai Properties, Ltd. 10,000 139
WH Group, Ltd.(Þ) 150,000 142
8,459
India - 0.9%
HDFC Bank, Ltd. - ADR 124,292 7,119
Ireland - 2.6%
AIB Group PLC 200,054 588
Allegion PLC 38,002 4,914
Bank of Ireland Group PLC 341,848 1,668
Kerry Group PLC Class A 26,568 3,409
Linde PLC 23,975 4,901
Medtronic PLC 47,361 5,468
20,948
Israel - 0.0%
Bank Leumi Le-Israel BM 21,481 155
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Italy - 1.3%
Assicurazioni Generali SpA 68,143 1,328
Atlantia SpA 6,940 171
BPER Banca 189,120 869
ENI SpA - ADR 272,086 3,817
FinecoBank Banca Fineco SpA 15,076 176
Intesa Sanpaolo SpA 60,221 150
Saipem SpA(Æ) 285,563 1,185
Trevi Finanziaria Industriale SpA(Æ) 2 —
UniCredit SpA 215,689 2,883
10,579
Japan - 9.4%
Asahi Kasei Corp. 13,800 141
Benesse Holdings, Inc. 17,500 480
Bridgestone Corp. 15,600 551
Canon, Inc. 53,200 1,402
Central Japan Railway Co. 900 176
Chiyoda Corp.(Æ) 78,100 222
Chubu Electric Power Co., Inc. 11,000 149
Citizen Watch Co., Ltd. 152,800 734
Dai-ichi Life Holdings, Inc. 119,300 1,765
Daiwa House Industry Co., Ltd. 5,000 157
DeNA Co., Ltd. 60,300 995
Denso Corp. 3,800 154
Eisai Co., Ltd. 18,200 1,353
Fuji Heavy Industries, Ltd. 23,100 576
Fuji Media Holdings, Inc. 18,100 246
FUJIFILM Holdings Corp. 3,200 158
Fujitsu, Ltd. 12,900 1,369
Gree, Inc. 136,100 579
Hitachi, Ltd. 6,600 252
Honda Motor Co., Ltd. 156,877 4,006
Inpex Corp. 238,300 2,232
ITOCHU Corp. 10,200 238
Japan Exchange Group, Inc. 9,100 163
Japan Post Holdings Co., Ltd. 16,600 151
JGC Holdings Corp. 121,300 1,746
JSR Corp. 124,600 2,207
JX Holdings, Inc. 30,650 131
KDDI Corp. 29,400 876
Keyence Corp. 7,000 2,373
Komatsu, Ltd. 6,400 141
Marubeni Corp. 21,000 151
Medipal Holdings Corp. 6,600 140
Mitsubishi Chemical Holdings Corp. 20,800 150
Mitsubishi Corp. 10,400 267
Mitsubishi Estate Co., Ltd. 86,400 1,692
Mitsubishi Heavy Industries, Ltd. 45,200 1,639
Mitsubishi Motors Corp. 217,100 801
Mitsubishi Tanabe Pharma Corp. 10,700 196
Mitsubishi UFJ Financial Group, Inc. 672,900 3,443
Mitsui & Co., Ltd. 12,400 221
Mizuho Financial Group, Inc. 1,075,000 1,585
MS&AD Insurance Group Holdings, Inc. 4,700 155
Nexon Co., Ltd. 72,980 981
Nikon Corp. 109,400 1,318
Nintendo Co., Ltd. 1,700 630
Nippon Shinyaku Co., Ltd. 16,400 1,466
Nippon Steel Corp. 10,300 142

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nippon Telegraph & Telephone Corp. 6,100 155
Nippon Television Holdings, Inc. 55,500 749
Nissan Motor Co., Ltd. 294,900 1,601
Nitto Denko Corp. 24,800 1,368
Nomura Holdings, Inc. 288,000 1,476
NTT DOCOMO, Inc. 26,000 744
ORIX Corp. 9,400 159
Resona Holdings, Inc. 473,000 1,941
Sekisui House, Ltd. 7,300 157
Shimamura Co., Ltd. 19,900 1,495
Shin-Etsu Chemical Co., Ltd. 34,900 3,972
SoftBank Group Corp. 4,800 194
Sompo Japan Nipponkoa Holdings, Inc. 3,900 146
Sumitomo Corp. 10,400 155
Sumitomo Electric Industries, Ltd. 10,300 136
Sumitomo Metal Mining Co., Ltd. 46,700 1,328
Sumitomo Mitsui Financial Group, Inc. 185,600 6,505
Sumitomo Mitsui Trust Holdings, Inc. 51,200 1,880
T&D Holdings, Inc. 250,700 2,651
Takeda Pharmaceutical Co., Ltd. 75,500 2,898
THK Co., Ltd. 39,100 974
Tokio Marine Holdings, Inc. 12,600 682
Tokyo Electron, Ltd. 4,900 1,076
Tokyo Gas Co., Ltd. 6,400 140
Toray Industries, Inc. 22,900 152
Toyota Motor Corp. 7,600 527
United Urban Investment Corp.(ö) 102 183
Yahoo! Japan Corp. 349,800 1,374
75,518
Jersey - 0.1%
Ferguson PLC 5,824 522
Luxembourg - 0.5%
Eurofins Scientific SE 5,650 3,044
RTL Group SA 10,259 468
Tenaris SA 21,830 226
3,738
Malaysia - 0.1%
CIMB Group Holdings BHD 479,500 575
Mexico - 0.3%
Grupo Televisa SAB - ADR 222,937 2,479
Netherlands - 1.9%
ABN AMRO Bank NV(Þ) 114,017 1,982
Heineken NV 83,677 9,108
ING Groep NV 244,488 2,654
Koninklijke Ahold Delhaize NV 5,879 144
NN Group NV 4,133 144
Royal Dutch Shell PLC Class A 10,535 277
TNT NV - ADR 311,927 576
14,885
Norway - 0.4%
DNB ASA 8,434 147
Mowi ASA 11,563 276
Norsk Hydro ASA 520,751 1,639
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Statoil ASA Class N 76,188 1,386
3,448
Portugal - 0.0%
Energias de Portugal SA 36,637 184
Russia - 0.7%
Gazprom PJSC - ADR 230,430 1,615
Lukoil PJSC - ADR 11,891 1,209
Sberbank of Russia PJSC - ADR 72,072 1,149
VEON, Ltd.(Æ) 342,561 887
Yandex NV Class A(Æ) 19,832 889
5,749
Singapore - 0.5%
DBS Group Holdings, Ltd. 49,500 908
Singapore Telecommunications, Ltd. 244,500 591
United Overseas Bank, Ltd. 110,001 2,041
Venture Corp., Ltd. 18,800 222
3,762
South Africa - 0.6%
Anglo American PLC 84,891 2,224
Gold Fields, Ltd. - ADR 181,358 1,161
Impala Platinum Holdings, Ltd.(Æ) 78,731 745
MTN Group, Ltd. 132,267 711
4,841
South Korea - 2.1%
KB Financial Group, Inc. 51,064 1,873
KT Corp. - ADR 173,172 1,804
Samsung Electronics Co., Ltd. 219,646 10,280
Shinhan Financial Group Co., Ltd. 87,548 2,850
16,807
Spain - 0.7%
ACS Actividades de Construccion y
Servicios SA 4,065 135
Banco de Sabadell SA - ADR 1,322,092 1,192
Banco Santander SA - ADR 32,779 130
CaixaBank SA 819,022 2,392
Cellnex Telecom SA(Þ) 27,991 1,392
Enagas SA 6,101 164
Repsol SA - ADR 10,499 145
Telefonica SA - ADR 26,804 181
5,731
Sweden - 0.1%
Bausch & Lomb, Inc.(Æ) 11,488 273
Kinnevik AB Class B 9,770 236
Volvo AB Class B 10,649 182
691
Switzerland - 4.9%
Adecco SA 46,574 2,739
Chubb, Ltd. 6,926 1,053
Credit Suisse Group AG(Æ) 19,640 248
EMS-Chemie Holding AG 309 203
Garmin, Ltd. 3,140 304
Geberit AG 1,218 642
Glencore PLC(Æ) 82,659 242
Julius Baer Group, Ltd. 47,768 2,388

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LafargeHolcim, Ltd.(Æ) 53,975 2,748
Nestle SA 104,721 11,562
Novartis AG 30,596 2,894
Partners Group Holding AG 618 567
Roche Holding AG 19,744 6,645
SGS SA 181 523
Swiss Life Holding AG 313 157
Swiss Re AG 5,752 650
Swisscom AG 618 339
TE Connectivity, Ltd. 1,479 136
UBS Group AG(Æ) 299,018 3,714
Zurich Insurance Group AG 2,634 1,095
38,849
Taiwan - 2.7%
Innolux Corp. 2,971,000 853
MediaTek, Inc. 96,000 1,221
Realtek Semiconductor Corp. 85,000 687
Shin Kong Financial Holding Co., Ltd. 2,983,000 965
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 326,956 17,636
21,362
Thailand - 0.5%
Kasikornbank PCL 611,500 2,728
Siam Commercial Bank PCL (The) 426,200 1,330
4,058
United Kingdom - 5.3%
3i Group PLC 38,458 559
Amcor PLC 15,036 159
AstraZeneca PLC - ADR 27,842 1,356
Aviva PLC 27,137 143
Babcock International Group PLC 168,765 1,305
Barclays PLC 1,151,460 2,546
Berkeley Group Holdings PLC 3,914 272
BP PLC 1,220,112 7,353
British American Tobacco PLC 10,227 452
British Land Co. PLC (The)(ö) 131,448 966
BT Group PLC 807,913 1,722
Centrica PLC 1,059,643 1,192
HSBC Holdings PLC 431,014 3,137
Imperial Tobacco Group PLC 5,289 136
J Sainsbury PLC 711,817 1,909
Kingfisher PLC 603,425 1,634
Land Securities Group PLC(ö) 88,245 1,088
Legal & General Group PLC 39,476 159
Lloyds Banking Group PLC 221,911 165
London Stock Exchange Group PLC 13,940 1,446
Marks & Spencer Group PLC 402,715 931
Persimmon PLC Class A 11,401 462
Prudential PLC 11,049 197
Reckitt Benckiser Group PLC 7,425 615
Royal Bank of Scotland Group PLC 256,590 733
Royal Dutch Shell PLC Class B 152,180 4,007
RSA Insurance Group PLC 27,699 201
Schroders PLC 3,798 161
Smith & Nephew PLC 49,382 1,188
St. James's Place PLC 11,538 174
Standard Chartered PLC 313,589 2,610
Standard Life Aberdeen PLC(Æ) 36,582 146
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taylor Wimpey PLC 108,283 309
Tesco PLC 69,482 227
Wausau Paper Corp. 14,333 178
Weir Group PLC (The) 130,477 2,315
42,153
United States - 42.4%
3M Co. 4,443 705
Accenture PLC Class A 21,265 4,364
Advanced Micro Devices, Inc.(Æ) 26,509 1,246
Aflac, Inc. 23,944 1,235
Air Products & Chemicals, Inc. 2,615 624
Alliant Energy Corp. 8,714 517
Allstate Corp. (The) 1,796 213
Ally Financial, Inc. 5,190 166
Alphabet, Inc. Class A(Æ) 732 1,049
Alphabet, Inc. Class C(Æ) 9,954 14,277
Amazon.com, Inc.(Æ) 1,575 3,164
Ameren Corp. 9,333 766
American Express Co. 18,150 2,357
American Financial Group, Inc. 2,316 252
Ameriprise Financial, Inc. 914 151
AmerisourceBergen Corp. Class A 1,877 161
Amgen, Inc. 762 165
Ansys, Inc.(Æ) 17,874 4,903
Anthem, Inc.(Æ) 14,162 3,757
Apple, Inc. 68,533 21,213
Aramark Services, Inc. 28,141 1,242
Archer-Daniels-Midland Co. 6,562 294
Arthur J Gallagher & Co. 5,704 585
AT&T, Inc. 34,639 1,303
Automatic Data Processing, Inc. 3,023 518
AvalonBay Communities, Inc.(ö) 1,161 252
Bank of America Corp. 79,908 2,623
Bank of New York Mellon Corp. (The) 9,044 405
Becton Dickinson and Co. 17,248 4,746
Berkshire Hathaway, Inc. Class B(Æ) 5,254 1,179
Best Buy Co., Inc. 11,307 958
Biogen, Inc.(Æ) 741 199
Bio-Rad Laboratories, Inc. Class A(Æ) 11,860 4,281
BlackRock, Inc. Class A 1,935 1,020
Boeing Co. (The) 1,823 580
Capital One Financial Corp. 2,673 267
Carnival Corp. 3,523 153
Caterpillar, Inc. 40,276 5,290
CBRE Group, Inc. Class A(Æ) 2,587 158
Centene Corp.(Æ) 3,016 189
CF Industries Holdings, Inc. 3,423 138
CH Robinson Worldwide, Inc.(Ñ) 7,314 528
Charles Schwab Corp. (The) 110,610 5,038
Chegg, Inc.(Æ) 24,041 991
Chevron Corp. 18,987 2,034
Cigna Corp. 25,546 4,915
Cincinnati Financial Corp. 3,533 371
Cisco Systems, Inc. 24,149 1,110
Citigroup, Inc. 41,877 3,116
CK Hutchison Holdings, Ltd. Class B 16,500 146
Clorox Co. (The) 1,521 239
CME Group, Inc. Class A 30,944 6,718
Coca-Cola Co. (The) 3,962 231

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Colgate-Palmolive Co. 44,699 3,298
Comcast Corp. Class A 125,496 5,420
ConocoPhillips 9,172 545
Corning, Inc. 5,543 148
Crown Castle International Corp.(ö) 3,655 548
Cummins, Inc. 5,605 897
CVS Health Corp. 8,672 588
Danaher Corp. 31,222 5,023
Darden Restaurants, Inc. 4,382 510
Delta Air Lines, Inc. 2,717 151
Discover Financial Services 2,320 174
Dominion Energy, Inc. 1,561 134
Dover Corp. 11,893 1,354
Dow, Inc. 5,045 232
DR Horton, Inc. 81,298 4,813
Duke Energy Corp. 6,352 620
DuPont de Nemours, Inc. 2,480 127
Eastman Chemical Co. 2,904 207
Eaton Corp. PLC 4,520 427
Ecolab, Inc. 12,313 2,415
Electronic Arts, Inc.(Æ) 32,569 3,515
Eli Lilly & Co. 3,212 449
Emerson Electric Co. 2,595 186
EOG Resources, Inc. 2,855 208
Everest Re Group, Ltd. 1,265 350
Eversource Energy(Æ) 8,119 751
Exelon Corp. 10,281 489
Exxon Mobil Corp. 35,479 2,204
Facebook, Inc. Class A(Æ) 50,486 10,195
Federal Realty Investment Trust(ö) 1,326 166
Fidelity National Financial, Inc. 9,543 465
Fidelity National Information Services,
Inc. 35,072 5,038
Fifth Third Bancorp 94,793 2,697
FleetCor Technologies, Inc.(Æ) 3,485 1,099
Ford Motor Credit Co. LLC 29,610 261
Franklin Resources, Inc.(Ñ) 18,583 470
General Mills, Inc. 8,026 419
General Motors Co. 9,802 327
Gilead Sciences, Inc. 46,411 2,933
Globe Life, Inc.(Æ) 1,662 173
GoDaddy, Inc. Class A(Æ) 15,342 1,031
Goldman Sachs Group, Inc. (The) 1,853 441
Guidewire Software, Inc.(Æ) 11,522 1,296
Haemonetics Corp.(Æ) 13,245 1,422
Halliburton Co. 130,597 2,848
Hartford Financial Services Group, Inc. 10,333 613
HCA Healthcare, Inc. 1,750 243
Henry Schein, Inc.(Æ)(Ñ) 2,743 189
Hershey Co. (The) 3,460 537
Hewlett Packard Enterprise Co. Class H 16,073 224
HollyFrontier Corp. 3,833 172
Home Depot, Inc. (The) 9,295 2,120
Honeywell International, Inc. 3,148 545
Host Hotels & Resorts, Inc.(ö) 12,983 212
HP, Inc.(Æ) 27,925 595
Huntington Bancshares, Inc. 14,337 195
Illinois Tool Works, Inc. 888 155
Ingersoll-Rand PLC 11,101 1,479
Ingredion, Inc. 1,683 148
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Insulet Corp.(Æ) 10,415 2,021
Intel Corp. 38,593 2,467
International Business Machines Corp. 5,261 756
International Paper Co. 3,527 144
JM Smucker Co. (The) 2,162 224
Johnson & Johnson 17,794 2,649
Johnson Controls International PLC(Æ) 4,088 161
Jones Lang LaSalle, Inc. 922 157
JPMorgan Chase & Co. 38,061 5,038
Juniper Networks, Inc. 8,481 195
KeyCorp 5,231 98
Kohl's Corp. 4,118 176
Kraft Heinz Co. (The) 9,115 266
Kroger Co. (The) 13,053 351
Lam Research Corp. 567 169
Lear Corp. 919 113
Leidos Holdings, Inc. 14,373 1,444
Lennar Corp. Class A 58,885 3,908
Lennar Corp. Class B 310 16
Lincoln National Corp. 2,720 148
Lowe's Cos., Inc. 14,916 1,734
LyondellBasell Industries NV Class A 3,656 285
ManpowerGroup, Inc. 1,620 148
Marathon Petroleum Corp. 3,690 201
Marriott Vacations Worldwide Corp. 10,533 1,266
Marvell Technology Group, Ltd. 43,121 1,037
MasterCard, Inc. Class A 22,448 7,092
Maxim Integrated Products, Inc. 9,078 546
McDonald's Corp. 583 125
Merck & Co., Inc. 9,522 814
MetLife, Inc. 8,558 425
Micron Technology, Inc.(Æ) 98,035 5,205
Microsoft Corp. 89,199 15,185
Mimecast, Ltd.(Æ) 21,296 1,087
Mohawk Industries, Inc.(Æ) 1,093 144
Mondelez International, Inc. Class A 13,164 755
Morgan Stanley 6,813 356
Netflix, Inc.(Æ) 4,512 1,557
Newmont Goldcorp Corp. 3,843 173
NextEra Energy, Inc. 4,225 1,133
Norwegian Cruise Line Holdings, Ltd.
(Æ) 2,738 147
NRG Energy, Inc. 4,129 152
OGE Energy Corp. 9,222 423
Omnicom Group, Inc. 8,981 676
Ovintiv, Inc. 69,063 1,076
PACCAR Financial Corp. 4,038 300
Packaging Corp. of America 1,444 138
PayPal Holdings, Inc.(Æ) 12,490 1,422
Peloton Interactive, Inc. Class A(Æ)(Ñ) 6,441 208
People's United Financial, Inc. 12,656 195
PepsiCo, Inc. 31,546 4,480
Performance Food Group Co.(Æ) 30,652 1,587
Pfizer, Inc. 204,911 7,632
Philip Morris International, Inc. 5,505 455
Phillips 66 4,660 426
Pinnacle West Capital Corp. 3,833 374
Planet Fitness, Inc. Class A(Æ) 20,303 1,640
PNC Financial Services Group, Inc.
(The) 3,673 546

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 51
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PPL Corp. 8,570 310
Principal Financial Group, Inc. 5,850 310
Procter & Gamble Co. (The) 18,619 2,320
Progressive Corp. (The) 11,314 913
Prologis, Inc.(ö) 1,692 157
Prudential Financial, Inc. 1,691 154
Public Service Enterprise Group, Inc. 15,784 934
Public Storage(ö) 457 102
PulteGroup, Inc. 4,042 180
Quest Diagnostics, Inc. 5,550 614
Raytheon Co. 2,621 579
Regions Financial Corp. 11,773 183
Rockwell Automation, Inc. 2,542 487
Royal Caribbean Cruises, Ltd. 1,269 149
S&P Global, Inc. 18,658 5,480
ServiceNow, Inc.(Æ) 3,658 1,237
Skyworks Solutions, Inc. 1,338 151
Slack Technologies, Inc. Class A(Æ)(Ñ) 44,490 922
Splunk, Inc.(Æ) 12,054 1,872
Spotify Technology SA(Æ) 10,798 1,526
Square, Inc. Class A(Æ) 13,627 1,018
State Street Corp. 5,112 387
Synchrony Financial 23,297 755
Sysco Corp. 9,527 783
T Rowe Price Group, Inc. 7,504 1,002
Tandem Diabetes Care, Inc.(Æ) 22,288 1,695
Texas Instruments, Inc. 9,023 1,089
Thermo Fisher Scientific, Inc. 4,708 1,474
Tiffany & Co. 3,459 464
Travelers Cos., Inc. (The) 7,971 1,049
Truist Financial Corp. 12,412 640
Tyson Foods, Inc. Class A 3,449 285
Uber Technologies, Inc.(Æ) 42,054 1,526
UGI Corp. 10,880 452
Under Armour, Inc. Class A(Æ)(Ñ) 59,620 1,203
Union Pacific Corp. 5,713 1,025
United Technologies Corp. 1,137 171
UnitedHealth Group, Inc. 27,142 7,396
Universal Health Services, Inc. Class B 1,025 141
US Bancorp 12,484 664
Vail Resorts, Inc. 719 169
Valero Energy Corp. 1,750 148
Verizon Communications, Inc. 93,396 5,551
VF Corp. 7,991 663
ViacomCBS, Inc. Class B 4,863 166
Visa, Inc. Class A 964 192
Walgreens Boots Alliance, Inc. 9,779 497
Walmart, Inc. 4,412 505
Walt Disney Co. (The) 5,588 773
Waste Management, Inc. 4,739 577
WEC Energy Group, Inc.(Æ) 10,033 1,002
Welbilt, Inc.(Æ) 115,372 1,741
Wells Fargo & Co. 82,614 3,878
West Pharmaceutical Services, Inc. 13,347 2,081
Western Union Co. (The) 9,697 261
Workday, Inc. Class A(Æ) 11,417 2,108
WR Berkley Corp. 4,068 299
Xcel Energy, Inc. 13,788 954
Xilinx, Inc. 2,823 238
Zebra Technologies Corp. Class A(Æ) 3,743 895
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zoetis, Inc. Class A 40,855 5,483
339,219
Virgin Islands, British - 0.4%
APi Group Corp.(Æ)(Š)(Þ) 234,340 2,753
Ocelot Partners, Ltd.(Æ)(Þ) 19,856 148
2,901
Total Common Stocks
(cost $635,948) 750,112
Investments in Other Funds - 1.0%
Vanguard FTSE All-World ex-US ETF
Class U
147,708 7,669
Total Investments in Other Funds
(cost $7,584) 7,669
Preferred Stocks - 0.6%
Germany - 0.0%
Porsche Automobil Holding SE
3.731%(Ÿ) 2,108 143
Volkswagen AG
3.107%(Ÿ) 1,176 212
355
South Korea - 0.6%
Samsung Electronics Co., Ltd.
2.946%(Ÿ) 118,702 4,682
Total Preferred Stocks
(cost $5,523) 5,037
Warrants & Rights - 0.0%
Virgin Islands, British - 0.0%
APi Group Corp.(Æ)
2027 Warrants  1 —
Total Warrants & Rights
(cost $—) —
Short-Term Investments - 3.2%
United States - 3.2%
U.S. Cash Management Fund(@) 25,795 , 124 (∞) 25,805
Total Short-Term Investments
(cost $25,804) 25,805
Other Securities - 0.5%
U.S. Cash Collateral Fund(×)(@) 3,914,450 (∞) 3,914
Total Other Securities
(cost $3,914) 3,914
Total Investments 99.2%
(identified cost $678,773) 792,537
Other Assets and Liabilities, Net
- 0.8%
6,353
Net Assets - 100.0%
798,890

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 Global Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.0%
ABN AMRO Bank NV 03/08/19 EUR 114,017 17 .58 2,005
1,982
APi Group Corp. 10/05/17 234,340 10 .10 2,368
2,753
Cellnex Telecom SA 06/14/19 EUR 27,991 36 .07 1,010
1,392
Ocelot Partners, Ltd. 03/08/17 19,856 9 .99 198
148
WH Group, Ltd. 01/13/20 HKD 150,000 1 .12 168
142
Worldline SA 06/07/19 EUR 23,187 66 .25 1,536
1,637
8,054
For a description of restricted securities see note 7 in the Notes to Quarterly Reports.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
MSCI EAFE Index Futures 30 USD 2,965 03/20
(82)
S&P 500 E-Mini Index Futures 669 USD 107,843 03/20
(932)
Short Positions
EURO STOXX 50 Index Futures 300 EUR 10,917 03/20
425
FTSE 100 Index Futures 85 GBP 6,135 03/20
375
MSCI Emerging Markets Index Futures 1,164 USD 61,116 03/20
3,086
TOPIX Index Futures 106 JPY 1,779,740 03/20
534
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
3,406
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 1,790 AUD 2,608 03/18/20 (43)
Bank of Montreal USD 2,677 CAD 3,538 03/18/20 (3)
Bank of Montreal CHF 4,420 USD 4,517 03/18/20 (85)
Bank of Montreal GBP 2,930 USD 3,875 03/18/20 1
Bank of Montreal NOK 15,384 USD 1,681 03/18/20 8
Bank of New York USD 1,794 AUD 2,608 03/18/20 (47)
Bank of New York USD 2,682 CAD 3,538 03/18/20 (8)
Bank of New York CHF 4,420 USD 4,517 03/18/20 (86)
Bank of New York GBP 2,930 USD 3,872 03/18/20 (1)
Bank of New York NOK 15,384 USD 1,683 03/18/20 10
Brown Brothers Harriman EUR 464 USD 513 02/04/20 (2)
Citigroup USD 1,794 AUD 2,608 03/18/20 (47)
Citigroup USD 2,683 CAD 3,538 03/18/20 (10)
Citigroup CHF 4,420 USD 4,519 03/18/20 (84)
Citigroup GBP 2,930 USD 3,873 03/18/20 —
Citigroup NOK 15,384 USD 1,681 03/18/20 9
Royal Bank of Canada USD 1,790 AUD 2,608 03/18/20 (43)
Royal Bank of Canada USD 2,678 CAD 3,538 03/18/20 (4)
Royal Bank of Canada CHF 4,420 USD 4,517 03/18/20 (86)
Royal Bank of Canada GBP 2,930 USD 3,874 03/18/20 1
Royal Bank of Canada NOK 15,384 USD 1,682 03/18/20 10
Standard Chartered USD 1,791 AUD 2,608 03/18/20 (44)

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 53
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Standard Chartered USD 2,677 CAD 3,538 03/18/20 (3)
Standard Chartered CHF 4,420 USD 4,518 03/18/20 (85)
Standard Chartered GBP 2,930 USD 3,876 03/18/20 2
Standard Chartered NOK 15,384 USD 1,682 03/18/20 9
State Street USD 183 EUR 164 03/18/20 (1)
State Street USD 8,524 GBP 6,510 03/18/20 83
State Street USD 3 HKD 24 03/18/20 —
State Street USD 1,020 JPY 111,925 03/18/20 16
State Street USD 301 SEK 2,830 03/18/20 (7)
State Street AUD 13,041 USD 8,998 03/18/20 263
State Street CAD 39,270 USD 30,092 03/18/20 421
State Street EUR 18,900 USD 21,123 03/18/20 106
State Street HKD 24 USD 3 03/18/20 —
State Street JPY 111,925 USD 1,036 03/18/20 —
State Street SEK 2,830 USD 299 03/18/20 4
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
254
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 641 $ — $ —
$ —
$ 641
Australia — 4,153 —
—
4,153
Belgium — 2,772 —
—
2,772
Bermuda 161 — —
—
161
Brazil 893 — —
—
893
Canada 27,226 — —
—
27,226
Cayman Islands — 2,241 —
—
2,241
China 8,732 12,264 —
—
20,996
Colombia — 63 —
—
63
Denmark — 6,899 —
—
6,899
Finland — 4,550 —
—
4,550
France — 31,827 —
—
31,827
Germany — 12,958 —
—
12,958
Hong Kong — 8,459 —
—
8,459
India 7,119 — —
—
7,119
Ireland 10,382 10,566 —
—
20,948
Israel — 155 —
—
155
Italy — 10,579 —
—
10,579
Japan — 75,518 —
—
75,518
Jersey — 522 —
—
522
Luxembourg — 3,738 —
—
3,738
Malaysia — 575 —
—
575
Mexico 2,479 — —
—
2,479
Netherlands — 14,885 —
—
14,885

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 Global Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Norway — 3,448 —
—
3,448
Portugal — 184 —
—
184
Russia 1,776 3,973 —
—
5,749
Singapore — 3,762 —
—
3,762
South Africa 1,161 3,680 —
—
4,841
South Korea 1,804 15,003 —
—
16,807
Spain — 5,731 —
—
5,731
Sweden — 691 —
—
691
Switzerland 1,493 37,356 —
—
38,849
Taiwan 17,636 3,726 —
—
21,362
Thailand — 4,058 —
—
4,058
United Kingdom 1,515 40,638 —
—
42,153
United States 339,073 146 —
—
339,219
Virgin Islands, British — 148 2,753
—
2,901
Investments in Other Funds 7,669 — — — 7,669
Preferred Stocks — 5,037 — — 5,037
Warrants & Rights — — — — —
Short-Term Investments — — — 25,805 25,805
Other Securities — — — 3,914 3,914
Total Investments 429,760 330,305 2,753 29,719 792,537
Other Financial Instruments
Assets
Futures Contracts 4,420 — —
—
4,420
Foreign Currency Exchange Contracts — 943 —
—
943
Liabilities
Futures Contracts (1,014) — —
—
(1,014)
Foreign Currency Exchange Contracts (2) (687) —
—
(689)
Total Other Financial Instruments
*
$ 3,404 $ 256 $ — $ — $ 3,660
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2020, were less than 1% of net assets.

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 55
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
77,180
Consumer Staples ...................................................................
31,546
Energy ....................................................................................
45,187
Financial Services ...................................................................
185,163
Health Care .............................................................................
87,889
Materials and Processing ........................................................
43,674
Producer Durables ..................................................................
80,247
Technology ..............................................................................
162,528
Utilities ...................................................................................
36,698
Investments in Other Funds ..........................................................
7,669
Preferred Stocks
Consumer Discretionary ..........................................................
355
Technology ..............................................................................
4,682
Warrants & Rights .......................................................................
—
Short-Term Investments ................................................................
25,805
Other Securities ...........................................................................
3,914
Total Investments .................................................................... 792,537

Russell Investment Company
Emerging Markets Fund
Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.7%
Argentina - 0.2%
Bolsas y Mercados Argentinos SA 457,710 1,441
Cresud SA - ADR(Ñ) 190,600 1,071
YPF SA - ADR 151,788 1,425
3,937
Australia - 0.4%
Minmetals Resources, Ltd.(Æ) 6,524,000 1,454
Rio Tinto PLC 95,350 5,138
6,592
Bangladesh - 0.6%
Beximco Pharmaceuticals, Ltd. 2,785,506 2,418
BRAC Bank, Ltd.(Æ) 4,274,516 2,513
GrameenPhone , Ltd. 771,362 2,354
Square Pharmaceuticals, Ltd. 1,137,344 2,649
9,934
Brazil - 6.2%
Afya , Ltd. Class A(Æ) 71,965 2,149
Atacadao SA(Æ) 805,300 4,248
Azul SA - ADR(Æ)(Ñ) 106,605 4,424
B3 SA - Brasil Bolsa Balcao 1,119,463 12,601
Banco Bradesco SA - ADR 561,248 4,282
Banco Bradesco SA 250,180 1,832
Banco BTG Pactual SA(Æ) 173,532 3,039
Banco do Brasil SA(Æ) 427,800 4,849
Banco Santander Brasil SA 116,300 1,142
BB Seguridade Participacoes SA 266,200 2,161
BK Brasil Operacao e Assessoria a
Restaurantes SA(Æ) 870,900 3,327
BR Malls Participacoes SA 783,903 3,368
BRF SA - ADR(Æ) 579,199 4,118
BRF SA(Æ) 113,700 811
Centrais Eletricas Brasileiras SA 161,100 1,475
Cyrela Brazil Realty SA 17,698 131
Embraer SA(Æ) 456,500 1,934
Energisa SA 551,700 7,108
JBS SA 1,003,800 6,464
Light SA 422,200 2,258
Localiza Rent a Car SA 307,335 3,849
Marfrig Global Foods SA(Æ) 81,800 210
Minerva SA(Æ) 1,446,000 4,028
Neoenergia SA 230,000 1,382
Pagseguro Digital, Ltd. Class A(Æ) 110,373 3,586
Petroleo Brasileiro SA - ADR(Æ) 391,263 5,184
Petroleo Brasileiro SA(Æ) 83,900 595
Porto Seguro SA 91,927 1,419
Qualicorp SA 194,600 1,884
Raia Drogasil SA 47,581 1,380
TIM Participacoes SA(Æ) 195,700 765
Ultrapar Participacoes SA 503,600 2,970
Vale SA(Æ) 76,800 901
Vale SA Class B - ADR(Æ) 38,600 453
YDUQS Part 262,700 3,233
103,560
Cambodia - 0.0%
NagaCorp , Ltd. 146,685 208
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Canada - 0.3%
Barrick Gold Corp. 55,760 1,033
Parex Resources, Inc.(Æ) 213,940 3,386
4,419
Cayman Islands - 0.0%
Meituan-Dianping Class B(Æ) 10,700 136
Chile - 0.3%
Cia Cervecerias Unidas SA - ADR 121,710 1,074
Empresa Nacional de
Telecomunicaciones SA(Æ) 179,730 1,179
Enel Chile SA 1,327,865 126
Enersis SA(Æ) 7,406,908 1,460
Sociedad Quimica y Minera de Chile
SA - ADR(Ñ) 12,851 361
4,200
China - 26.9%
3SBio, Inc. Class A(Æ)(Þ) 3,321,909 4,245
58.com, Inc. - ADR(Æ) 10,810 601
Agricultural Bank of China, Ltd. Class H 11,576,000 4,464
Alibaba Group Holding, Ltd. - ADR(Æ) 241,150 49,818
A-Living Services Co., Ltd. Class H(Þ) 1,878,750 6,229
Anhui Conch Cement Co., Ltd. Class H 2,033,308 12,953
Asia Cement Corp. 255,000 321
Baidu, Inc. - ADR(Æ) 50,544 6,245
Bank of China, Ltd. Class H 11,899,000 4,601
Bank of Communications Co., Ltd. Class
H 5,855,000 3,732
Bank of Jiangsu Co., Ltd. Class A 154,300 152
Bank of Shanghai Co., Ltd. Class A 735,200 928
Baoshan Iron & Steel Co. Ltd. Class A 1,905,900 1,436
CGN Power Co., Ltd. Class H(Þ) 2,571,000 632
Changchun High & New Technology
Industry Group, Inc. Class A 6,800 480
China Aoyuan Group, Ltd. 306,000 409
China CITIC Bank Corp., Ltd. Class H 8,896,000 4,632
China Communications Construction Co.,
Ltd. Class H 1,237,000 870
China Conch Venture Holdings, Ltd. 415,000 1,838
China Construction Bank Corp. Class H 31,318,554 23,757
China Evergrande Group 192,000 423
China Forestry Holdings Co., Ltd.(Æ)(Š) 871,100 —
China International Travel Service Corp.,
Ltd. Class A 249,650 2,870
China Life Insurance Co., Ltd. Class H 2,105,000 5,044
China Longyuan Power Group Corp.,
Ltd. Class H 10,960,057 6,478
China Medical System Holdings, Ltd. 951,000 1,267
China Merchants Bank Co., Ltd. Class H 1,238,852 5,975
China Minsheng Banking Corp., Ltd.
Class H 907,200 633
China Mobile, Ltd. 1,525,000 12,485
China National Building Material Co.,
Ltd. Class H 2,798,000 2,666
China Oilfield Services, Ltd. Class H 1,375,322 1,998
China Pacific Insurance Group Co., Ltd.
Class H 462,294 1,538
China Petroleum & Chemical Corp.
Class H 3,010,000 1,588

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 57
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Railway Construction Corp., Ltd.
Class H 1,028,500 998
China Railway Group, Ltd. Class H 4,057,712 2,212
China Resources Pharmaceutical Group,
Ltd.(Þ) 2,201,200 1,840
China Resources Power Holdings Co.,
Ltd. 852,000 1,142
China Shenhua Energy Co., Ltd. Class H 1,733,094 3,046
China Telecom Corp., Ltd. Class H 3,515,300 1,365
China Unicom Hong Kong, Ltd. 3,154,000 2,630
China Vanke Co., Ltd. Class H 390,800 1,374
Chongqing Changan Automobile Co.,
Ltd. Class B 327,200 181
CIFI Holdings Group Co., Ltd. 7,280,000 4,993
CNOOC, Ltd. 2,292,000 3,472
CNOOC, Ltd. - ADR 30,218 4,563
COFCO Meat Holdings Ltd.(Æ) 3,244,000 685
Country Garden Holdings Co., Ltd. 1,059,000 1,341
Country Garden Services Holdings Co.,
Ltd. 440,000 1,423
CRRC Corp., Ltd. 604,000 396
Dongfeng Motor Group Co., Ltd. Class H 1,228,000 919
ENN Energy Holdings, Ltd. 217,200 2,528
Fosun International, Ltd. 718,000 951
Fujian Sunner Development Co., Ltd.
Class A 521,484 1,557
Ganfeng Lithium Co., Ltd. Class H(Þ) 548,400 1,399
Gansu Shangfeng Cement Co., Ltd.
Class A 91,600 213
Gree Electric Appliances, Inc. of Zhuhai
Class A(Æ) 32,871 286
Guangdong Wens Foodstuff Group Co.,
Ltd. Class A 160,092 743
Guangzhou Automobile Group Co., Ltd.
Class H 5,168,435 5,189
Guangzhou R&F Properties Co., Ltd. 2,316,800 3,479
Haitong Securities Co., Ltd. Class H 685,600 663
Hangzhou Hikvision Digital Technology
Co., Ltd. Class A 409,400 2,040
Hangzhou Tigermed Consulting Co., Ltd.
Class A 171,398 1,801
Hua Hong Semiconductor, Ltd.(Þ) 842,000 2,011
Huaneng Power International, Inc. Class
H 3,152,000 1,491
Huatai Securities Co., Ltd. Class H(Þ) 1,793,400 2,820
Huaxin Cement Co., Ltd. Class A 823,172 2,403
Huaxin Cement Co., Ltd. Class B 120,100 198
Industrial & Commercial Bank of China,
Ltd. Class H 18,731,401 12,465
Industrial Bank Co., Ltd. Class A 1,694,689 4,347
Industrial Securities Co., Ltd. Class A 163,000 156
JD.com, Inc. - ADR(Æ) 181,936 6,857
Jiangsu Expressway Co., Ltd. Class H 114,000 141
Jiangsu Yanghe Brewery Joint-Stock Co.
Ltd. Class A 423,398 6,291
Kweichow Moutai Co., Ltd. Class A 5,221 777
Lenovo Group, Ltd. 884,000 576
LexinFintech Holdings, Ltd. - ADR(Æ)
(Ñ) 35,800 476
Li Ning Co., Ltd. 67,000 196
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Longfor Group Holdings, Ltd.(Þ) 461,500 1,945
Luxshare Precision Industry Co., Ltd.
Class A 186,941 1,202
Momo , Inc. - ADR 203,566 6,229
Muyuan Foodstuff Co., Ltd. Class A 46,900 539
NARI Technology Co., Ltd. Class A 1,210,069 3,110
NetEase , Inc. - ADR 12,910 4,141
New Oriental Education & Technology
Group - ADR(Æ) 43,401 5,275
People's Insurance Co. Group of China,
Ltd. (The) Class H 1,431,000 511
PetroChina Co., Ltd. Class H 14,184,000 6,247
Pharmaron Beijing Co., Ltd. Class H(Æ)
(Þ) 548,200 3,515
PICC Property & Casualty Co., Ltd.
Class H 2,031,000 2,168
Ping An Bank Co., Ltd. Class A 1,520,600 3,213
Ping An Insurance Group Co. of China,
Ltd. Class A 51,800 602
Ping An Insurance Group Co. of China,
Ltd. Class H 2,337,500 26,444
Poly Real Estate Group Co., Ltd. Class A 924,500 1,916
Qudian , Inc. - ADR(Æ)(Ñ) 35,600 103
Real Gold Mining, Ltd.(Æ)(Š) 463,232 —
SAIC Motor Corp., Ltd. Class A 363,000 1,140
Sany Heavy Industry Co., Ltd. Class A 765,798 1,660
Shandong Minhe Animal Husbandry Co.,
Ltd. Class A(Æ) 86,500 321
Shandong Yisheng Livestock & Poultry
Breeding Co., Ltd. Class A 160,881 571
Shanghai Pharmaceuticals Holding Co.,
Ltd. Class H 1,602,300 2,980
Sinopharm Group Co., Ltd. Class H 129,600 421
Sunny Optical Technology Group Co.,
Ltd. 445,600 7,175
Suofeiya Home Collection Co., Ltd.
Class A 684,900 1,859
Tencent Holdings, Ltd. 1,281,580 60,852
Tianhe Chemicals Group, Ltd.(Æ)(Š)(Þ) 25,778,000 —
Times Property Holdings, Ltd. 3,356,000 5,866
Tingyi Cayman Islands Holding Corp. 396,000 663
Trip.com Group, Ltd. - ADR(Æ) 66,181 2,126
Vipshop Holdings, Ltd. - ADR 414,227 5,273
Want Want China Holdings, Ltd. 3,718,000 3,057
Weibo Corp. - ADR(Æ)(Ñ) 68,495 2,919
Weichai Power Co., Ltd. Class H 3,240,000 5,669
West China Cement, Ltd. 812,000 131
Wuhu Sanqi Interactive Entertainment
Network Technology Group Co., Ltd.
Class A 437,800 2,015
Wuliangye Yibin Co., Ltd. Class A 170,118 3,003
WuXi AppTec Co., Ltd. Class H(Þ) 187,040 2,251
Xiabu Xiabu Catering Management Co.,
Ltd.(Æ)(Þ) 807,207 866
Yum China Holdings, Inc. 5,600 241
Zhengzhou Yutong Bus Co., Ltd. Class A 542,779 1,208
Zhuzhou CRRC Times Electric Co., Ltd.
Class H 884,900 2,967

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zijin Mining Group Co., Ltd. Class H 1,690,000 736
449,072
Colombia - 0.1%
Bancolombia SA - ADR 22,601 1,186
Czech Republic - 0.3%
Komercni Banka AS 98,110 3,371
Moneta Money Bank AS(Þ) 356,361 1,303
4,674
Egypt - 0.6%
Cleopatra Hospital(Æ) 5,573,447 2,042
Commercial International Bank Egypt
SAE 591,783 3,187
Commercial International Bank Egypt
SAE - GDR 2 —
Eastern Co. SAE 2,210,336 2,099
Edita Food Industries SAE 3,015,575 2,673
10,001
Georgia - 0.2%
Bank of Georgia Group PLC 74,297 1,483
Georgia Capital PLC(Æ) 168,623 1,791
TBC Bank Group PLC 26,539 436
3,710
Greece - 0.4%
Alpha Bank AE(Æ) 2,599,300 5,180
Sarantis SA 88,280 871
6,051
Guernsey - 0.2%
VinaCapital Vietnam Opportunity Fund,
Ltd. 961,768 4,037
Hong Kong - 3.4%
ASM Pacific Technology, Ltd. 365,700 4,935
Beijing Enterprises Holdings, Ltd. 104,500 456
Budweiser Brewing Co. APAC, Ltd.(Æ)
(Þ) 1,476,200 4,438
China Common Rich Renewable Energy
Investments, Ltd.(Æ)(Š) 1,630,000 —
China Everbright , Ltd. 866,000 1,317
China Huishan Dairy Holdings Co.,
Ltd(Æ)(Š) 1,269,000 69
China Jinmao Holdings Group, Ltd. 1,656,000 1,108
China Lumena New Materials Corp.
(Æ)(Š) 3,024,000 4
China Merchants Port Holdings Co., Ltd. 356,000 547
China Metal Recycling Holdings, Ltd.
(Æ)(Š) 335,400 —
China Overseas Land & Investment, Ltd. 614,000 1,977
China Resources Beer Holdings Co., Ltd. 180,000 834
China Resources Cement Holdings, Ltd. 3,072,000 3,441
China Resources Gas Group, Ltd. 1,296,748 6,821
China Resources Land, Ltd. 510,000 2,123
China Taiping Insurance Holdings Co.,
Ltd. 449,200 934
CITIC, Ltd. 1,433,000 1,609
Far East Horizon, Ltd. 585,000 517
Galaxy Entertainment Group, Ltd. 642,000 4,190
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Geely Automobile Holdings, Ltd. 3,621,000 5,774
Guangdong Investment, Ltd. 238,000 481
Haier Electronics Group Co., Ltd. 595,000 1,783
Kunlun Energy Co., Ltd. 366,000 283
Link Real Estate Investment Trust(ö) 444,500 4,482
Shimao Property Holdings, Ltd. 1,628,000 5,258
WH Group, Ltd.(Þ) 3,736,000 3,540
56,921
Hungary - 0.5%
MOL Hungarian Oil & Gas PLC 271,399 2,295
OTP Bank PLC 88,718 4,113
Richter Gedeon Nyrt 71,548 1,535
7,943
India - 7.3%
Adani Ports and Special Economic Zone,
Ltd. 239,933 1,242
Asian Paints, Ltd. 120,424 3,021
Bajaj Finance, Ltd. 9,200 561
Bandhan Bank, Ltd.(Þ) 475,445 2,983
Bharat Electronics, Ltd. 1,802,384 2,290
Bharat Forge, Ltd. 177,527 1,217
Biocon , Ltd. 18,571 75
Britannia Industries, Ltd. 15,414 688
Coal India, Ltd. 609,299 1,550
Dabur India, Ltd. Class A 127,458 886
Dr Reddy's Laboratories, Ltd. 19,210 836
Fortis Healthcare India, Ltd.(Æ) 524,823 1,129
GAIL India, Ltd. 976,879 1,649
Glenmark Pharmaceuticals, Ltd. 257,307 1,119
Godrej Consumer Products, Ltd. 65,579 618
Havells India, Ltd. 71,311 602
HCL Technologies, Ltd. 321,822 2,668
HDFC Bank, Ltd. 446,998 7,683
Hexaware Technologies, Ltd. 250,140 1,273
Hindalco Industries, Ltd. 347,845 923
Hindustan Unilever, Ltd. 28,307 806
Housing Development Finance Corp.,
Ltd. 202,827 6,862
ICICI Bank, Ltd. 2,754,212 20,204
ICICI Prudential Life Insurance Co.,
Ltd.(Þ) 247,965 1,771
Indian Oil Corp., Ltd. 635,061 1,008
Indraprastha Gas, Ltd. 304,392 2,165
Infosys, Ltd. 104,784 1,140
Infosys, Ltd. - ADR 69,500 762
ITC, Ltd. 170,770 563
JSW Steel, Ltd. 86,586 302
Larsen & Toubro, Ltd. 34,595 664
LIC Housing Finance, Ltd. 353,152 2,155
Mahanagar Gas, Ltd. 206,642 3,392
Mahindra & Mahindra, Ltd. 187,537 1,491
Nestle India, Ltd. 1,285 276
NMDC, Ltd. 288,835 473
NTPC, Ltd. 906,836 1,434
Oil & Natural Gas Corp., Ltd. 392,089 599
Oil India, Ltd. 114,549 208
Page Industries, Ltd. 1,070 365
Petronet LNG, Ltd. 324,525 1,212
Power Grid Corp. of India, Ltd. 2,134,553 5,578

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Reliance Industries, Ltd. 643,624 12,735
Rural Electrification Corp., Ltd. 129,878 261
State Bank of India(Æ) 1,302,814 5,781
Tata Consultancy Services, Ltd. 23,736 693
Tata Motors, Ltd.(Æ) 362,965 891
Tata Motors, Ltd. Class A(Æ) 185,319 192
Tata Motors, Ltd. - ADR(Æ) 13,200 160
Tata Steel, Ltd. 113,994 694
Tech Mahindra, Ltd. 97,040 1,083
Tejas Networks, Ltd.(Þ) 657,866 749
Titan Co., Ltd. 83,459 1,375
Torrent Pharmaceuticals, Ltd. 42,839 1,159
UltraTech Cement, Ltd. 64,661 3,998
Vedanta, Ltd. 2,234,057 4,318
Wipro, Ltd. 519,994 1,725
122,257
Indonesia - 1.4%
Bank Negara Indonesia Persero Tbk PT 3,381,500 1,773
Bank Rakyat Indonesia Persero Tbk PT 36,991,395 12,001
Perusahaan Gas Negara Persero Tbk 10,474,681 1,299
Semen Indonesia Persero Tbk PT 4,209,981 3,650
Telekomunikasi Indonesia Persero Tbk
PT 16,192,800 4,485
23,208
Kazakhstan - 0.1%
Halyk Bank JSC - GDR 85,619 1,247
Kenya - 0.5%
KCB Group, Ltd. 5,760,300 3,005
Safaricom PLC 15,022,636 4,566
7,571
Kuwait - 0.5%
National Bank of Kuwait SAKP 2,457,019 8,480
Luxembourg - 0.1%
Reinet Investments SCA 82,938 1,780
Malaysia - 0.5%
AMMB Holdings BHD 134,000 121
Bumi Armada BHD(Æ) 4,854,500 419
CIMB Group Holdings BHD 1,025,189 1,228
Dayang Enterprise Holdings BHD(Æ) 1,255,100 844
Frontken Corp. BHD 706,600 401
Genting BHD - ADR 604,100 808
Malayan Banking BHD 234,000 480
MISC Berhad 801,600 1,490
Nestle Malaysia BHD 18,400 647
Resorts World BHD 779,900 574
Tenaga Nasional BHD 475,800 1,443
8,455
Mexico - 2.5%
Alfa SAB de CV Class A 882,600 660
Alsea SAB de CV(Æ) 582,971 1,412
Banco Santander SA Class B 577,100 827
Cemex SAB de CV - ADR 728,728 2,944
Fibra Uno Administracion SA de CV(ö) 582,500 956
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fomento Economico Mexicano SAB de
CV 651,575 5,875
Grupo Cementos de Chihuahua SAB
de CV 281,960 1,461
Grupo Financiero Banorte SAB de CV
Class O 1,775,984 10,912
Grupo Financiero Inbursa SAB de CV
Class O 480,400 546
Industrias Bachoco SAB de CV 259,200 1,040
Infraestructura Energetica Nova SAB
de CV 1,501,426 7,053
Megacable Holdings SAB de CV 380,302 1,415
Orbia Advance Corp. SAB de CV 1,192,400 2,790
Promotora y Operadora de
Infraestructura SAB de CV 126,824 1,368
Qualitas Controladora SAB de CV 47,773 215
Regional SA de CV 224,281 1,284
Wal-Mart de Mexico SAB de CV 479,620 1,392
42,150
Morocco - 0.5%
Attijariwafa Bank 17,159 901
Label'Vie SA 15,312 5,088
Maroc Telecom - ADR 113,149 1,834
7,823
Netherlands - 0.3%
Prosus NV(Æ) 67,659 4,876
Nigeria - 0.3%
Guaranty Trust Bank PLC 46,211,968 3,815
Guinness Nigeria PLC 13,542,787 1,125
4,940
Pakistan - 0.2%
Lucky Cement, Ltd. 268,280 817
United Bank, Ltd. 2,499,515 2,730
3,547
Peru - 0.6%
Credicorp , Ltd. 39,228 8,104
Intercorp Financial Services, Inc.(Æ) 29,703 1,255
9,359
Philippines - 0.5%
Bank of the Philippine Islands 588,470 956
GT Capital Holdings, Inc. 198,244 2,631
Metro Pacific Investments Corp. 15,985,340 1,002
Metropolitan Bank & Trust Co. - ADR 3,697,167 4,172
8,761
Poland - 1.0%
CD Projekt SA 23,624 1,710
Cyfrowy Polsat SA 16,312 114
Dino Polska SA(Æ)(Þ) 187,542 7,860
KGHM Polska Miedz SA(Æ) 33,991 799
Play Communications SA(Þ) 57,540 529
Powszechna Kasa Oszczednosci Bank
Polski SA 102,163 900
Powszechny Zaklad Ubezpieczen SA 437,434 4,533
16,445

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Romania - 0.6%
Banca Transilvania SA 6,876,509 4,122
Fondul Proprietatea SA 19,678,162 6,110
OMV Petrom SA - ADR 123,465 12
10,244
Russia - 5.4%
Alrosa PJSC 1,167,240 1,461
Federal Grid PJSC 200,480,000 687
Gazprom PJSC 822,492 2,915
Inter RAO UES PJSC 38,844,000 3,506
Lukoil PJSC 275,634 28,255
Lukoil PJSC - ADR 71,730 7,294
MMC Norilsk Nickel PJSC - ADR 94,077 3,032
Novatek OAO 40,949 740
Polyus PJSC - GDR 32,634 1,990
Rosneft Oil Co. PJSC 534,520 4,006
Sberbank of Russia PJSC Class T 3,911,343 15,407
Tatneft PJSC 52,660 625
Tatneft PJSC - ADR 24,246 1,738
X5 Retail Group NV - GDR 170,339 6,245
Yandex NV Class A(Æ) 258,928 11,603
89,504
Singapore - 0.1%
Singapore Technologies Engineering,
Ltd. 425,015 1,262
Slovenia - 0.2%
Nova Ljubljanska Banka - GDR 229,536 3,171
South Africa - 3.8%
Absa Group, Ltd. 160,748 1,463
Anglo American Platinum, Ltd. 66,008 5,282
AngloGold Ashanti, Ltd. - ADR 259,120 5,276
AVI, Ltd. 195,535 1,009
Barloworld, Ltd. - ADR 178,276 1,107
Bid Corp., Ltd. 210,330 4,631
Bidvest Group, Ltd. (The) 98,025 1,353
Clicks Group, Ltd. 93,630 1,526
Exxaro Resources, Ltd. 72,433 588
FirstRand, Ltd. 913,595 3,501
Foschini Group, Ltd. (The) 546,835 5,022
Gold Fields, Ltd. - ADR 59,000 378
Growthpoint Properties, Ltd.(ö) 825,965 1,157
Impala Platinum Holdings, Ltd.(Æ) 278,349 2,633
Mr Price Group, Ltd. 93,179 1,046
MTN Group, Ltd. 640,584 3,444
MultiChoice Group, Ltd.(Æ) 79,795 568
Naspers, Ltd. Class N 62,543 10,265
Nedbank Group, Ltd. 210,886 2,753
Northam Platinum, Ltd.(Æ) 28,405 238
Redefine Properties, Ltd.(ö) 1,362,450 647
Reunert , Ltd. 196,942 806
Sanlam, Ltd. 233,330 1,151
Sasol, Ltd. - ADR 109,294 1,726
Shoprite Holdings, Ltd. - ADR 267,718 2,084
Sibanye Gold, Ltd. - ADR(Æ)(Ñ) 181,900 1,855
Standard Bank Group, Ltd. 85,440 890
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Truworths International, Ltd. 114,402 337
62,736
South Korea - 12.7%
CJ O Shopping Co., Ltd. 3,142 362
Com2uSCorp 41,546 3,522
Coway Co., Ltd. 80,107 5,874
Daelim Industrial Co., Ltd.(Æ) 9,102 612
DB Insurance Co., Ltd. 96,207 3,398
Dongbu HiTek Co., Ltd. 17,390 395
Hana Financial Group, Inc. 534,583 14,711
Hankook Tire Co., Ltd. 5,955 143
Hanon Systems 138,038 1,209
Hyundai Engineering & Construction
Co., Ltd. 21,867 694
Hyundai Marine & Fire Insurance Co.,
Ltd. 16,647 307
Hyundai Mobis Co., Ltd. 10,511 2,011
Hyundai Motor Co. 6,697 695
Industrial Bank of Korea 103,800 932
Kakao Corp. 8,245 1,086
KB Financial Group, Inc. 348,666 12,792
Kia Motors Corp. 78,089 2,660
Koh Young Technology, Inc. 4,232 325
Korea Aerospace Industries, Ltd.(Æ) 42,649 1,069
Korea Electric Power Corp. 36,688 776
Korea Investment Holdings Co., Ltd. 17,401 958
Korea Zinc Co., Ltd. 3,462 1,097
KT&G Corp. 9,069 721
Kumho Petrochemical Co., Ltd. 40,745 2,203
LG Chem , Ltd. 17,825 4,992
LG Electronics, Inc. Class H 51,182 2,798
LG Uplus Corp. 55,450 613
NAVER Corp. 38,474 5,715
Orion Corp. 50,209 4,307
POSCO 31,773 5,751
Samsung C&T Corp. 6,793 612
Samsung Electronics Co., Ltd. 1,659,069 77,642
Samsung Engineering Co., Ltd.(Æ) 90,659 1,295
Samsung Fire & Marine Insurance Co.,
Ltd. 2,822 496
Samsung Heavy Industries Co., Ltd.(Æ) 547,695 3,017
Samsung Securities Co., Ltd. 14,462 422
Samsung Techwin Co., Ltd.(Æ) 2,951 80
Seegene , Inc. 11,738 293
Shinhan Financial Group Co., Ltd. 148,604 4,837
SK Holdings Co., Ltd. 6,813 1,331
SK Hynix, Inc. 300,360 23,295
SK Innovation Co., Ltd. 9,253 1,000
SK Telecom Co., Ltd. 27,501 5,290
S-Oil Corp. 48,311 3,056
Soulbrain Co., Ltd. 18,996 1,549
Woori Financial Group, Inc. 592,350 4,992
211,935
Sri Lanka - 0.1%
John Keells Holdings PLC 1,351,259 1,203
Melstacorp PLC 4,787,216 1,002
2,205

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 61
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiwan - 9.0%
Accton Technology Corp. 747,000 3,982
Advantech Co., Ltd. 134,266 1,280
ASE Industrial Holdings Co. 1,504,000 3,648
Asia Cement Corp. 565,000 840
AU Optronics Corp. 2,434,000 801
Catcher Technology Co., Ltd. 300,624 2,380
Cathay Financial Holding Co., Ltd. 690,000 923
Chang Hwa Commercial Bank, Ltd. 1,561,676 1,107
China Development Financial Holding
Corp. 3,453,000 1,054
China Life Insurance Co., Ltd.(Æ) 676,931 550
Compal Electronics, Inc. 1,066,000 643
CTBC Financial Holding Co., Ltd. 2,613,200 1,897
Eclat Textile Co., Ltd. 335,000 4,291
Elite Material Co., Ltd. 962,000 3,622
Far Eastern New Century Corp. 1,071,000 992
First Financial Holding Co., Ltd. 963,132 749
Formosa Chemicals & Fibre Corp. 350,000 977
Foxconn Technology Co., Ltd. 462,280 918
Fubon Financial Holding Co., Ltd. 2,462,000 3,647
Hon Hai Precision Industry Co., Ltd. 2,145,516 5,827
Hotai Motor Co., Ltd. 69,000 1,401
Hua Nan Financial Holdings Co., Ltd. 460,775 329
Inventec Corp. 795,000 600
Lite-On Technology Corp. 536,107 829
MediaTek , Inc. 648,000 8,242
Nan Ya Plastics Corp. 213,000 487
Nanya Technology Corp. 1,175,000 2,971
Parade Technologies, Ltd. 269,781 5,629
Pegatron Corp. 258,000 535
Pou Chen Corp. Class B 504,000 582
Powertech Technology, Inc. 43,000 152
Realtek Semiconductor Corp. 141,000 1,140
Sinbon Electronics Co., Ltd. 433,775 1,838
Sino-American Silicon Products, Inc. 134,000 428
SinoPac Financial Holdings Co., Ltd. 1,781,755 756
Taiwan Cement Corp. 1,191,257 1,647
Taiwan Cooperative Financial Holding
Co., Ltd. 1,493,318 1,023
Taiwan Semiconductor Manufacturing
Co., Ltd. 3,946,000 42,214
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 430,189 23,204
Tripod Technology Corp. 457,465 1,671
Uni -President Enterprises Corp. 2,149,000 5,107
United Microelectronics Corp. 4,211,000 2,054
Win Semiconductors Corp. 148,000 1,351
Yageo Corp. 122,000 1,515
Yuanta Financial Holding Co., Ltd. 5,883,000 3,812
Zhen Ding Technology Holding, Ltd. 89,000 346
149,991
Thailand - 1.5%
Advanced Info Service PCL 692,000 4,500
Charoen Pokphand Foods PCL 5,785,900 5,534
CP ALL PCL 2,166,600 4,855
Kasikornbank PCL 173,600 775
Krung Thai Bank PCL 928,600 478
PTT Exploration & Production PCL 884,523 3,537
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PTT Global Chemical PCL 652,100 1,018
PTT PCL 965,300 1,335
Siam Commercial Bank PCL (The) 334,900 1,045
Thai Oil PCL 499,200 825
Tisco Financial Group PCL 504,352 1,654
25,556
Togo - 0.1%
Ecobank Transnational, Inc.(Æ) 77,045,108 1,579
Turkey - 1.0%
Akbank TAS(Æ) 488,036 673
BIM Birlesik Magazalar AS 270,600 2,205
Koza Altin Isletmeleri AS(Æ) 18,904 253
Koza Anadolu Metal Madencilik
Isletmeleri AS(Æ) 490,646 868
MLP Saglik Hizmetleri AS(Æ)(Þ) 367,000 1,067
Pegasus Hava Tasimaciligi AS(Æ) 17,530 201
TAV Havalimanlari Holding AS 294,294 1,339
Tupras Turkiye Petrol Rafinerileri AS 87,084 1,637
Turkcell Iletisim Hizmetleri AS 628,083 1,479
Turkiye Garanti Bankasi AS(Æ) 3,540,595 7,031
Turkiye Is Bankasi AS Class C(Æ) 436,577 528
Turkiye Sinai Kalkinma Bankasi AS(Æ) 886,195 203
17,484
Ukraine - 0.1%
Kernel Holding SA 106,030 1,285
United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC 653,732 1,361
Air Arabia PJSC 996,312 413
Aldar Properties PJSC 1,744,588 1,056
Emirates NBD PJSC 2,012,869 7,533
10,363
United Kingdom - 0.1%
Antofagasta PLC 180,601 1,957
Vietnam - 1.5%
FPT Corp. 406,643 906
Hoa Phat Group JSC 6,201,716 6,385
Masan Group Corp.(Æ) 582,020 1,248
Military Commercial Joint Stock Bank 3,583,106 3,198
Mobile World Investment Corp. 2,076,213 9,856
Vietnam Dairy Products JSC 235,340 1,096
Vincom Retail JSC 1,979,650 2,536
25,225
Total Common Stocks
(cost $1,347,656) 1,561,977
Preferred Stocks - 2.9%
Brazil - 2.2%
Banco Bradesco SA
6.525% (Ÿ) 368,358 2,829
Centrais Eletricas Brasileiras SA
3.703% (Ÿ) 19,200 183
Cia Brasileira de Distribuicao (Æ)
1.109% (Ÿ) 64,030 1,272
Gerdau SA

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
62 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.466% (Ÿ) 256,300 1,200
Investimentos Itau SA
6.478% (Ÿ) 694,546 2,086
Itau Unibanco Holding SA
6.154% (Ÿ) 2,015,242 15,445
Petroleo Brasileiro SA
3.234% (Ÿ) 1,719,200 11,421
Telefonica Brasil SA
4.930% (Ÿ) 126,200 1,750
36,186
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA
Class B
3.587% (Ÿ) 32,230 898
Russia - 0.3%
Sberbank of Russia
6.973% (Ÿ) 174,640 620
Surgutneftegas OJSC
21.096% (Ÿ) 6,969,638 3,929
4,549
South Korea - 0.3%
Samsung Electronics Co., Ltd.
2.946% (Ÿ) 147,037 5,800
Total Preferred Stocks
(cost $39,842) 47,433
Long-Term Investments - 0.0%
India - 0.0%
Britannia Industries, Ltd.
8.000% due 08/28/22 INR 917 4
Total Long-Term Investments
(cost $13) 4
Short-Term Investments - 2.5%
United States - 2.5%
U.S. Cash Management Fund(@) 41,300,280 (∞) 41,317
Total Short-Term Investments
(cost $41,316) 41,317
Other Securities - 0.7%
U.S. Cash Collateral Fund(×)(@) 12,419,517 (∞) 12,420
Total Other Securities
(cost $12,420) 12,420
Total Investments 99.8%
(identified cost $1,441,247) 1,663,151
Other Assets and Liabilities, Net
- 0.2%
4,065
Net Assets - 100.0%
1,667,216

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 63
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
3.1%
3SBio, Inc. 06/18/19 HKD 3,321,909 1 .69 5,623
4,245
A-Living Services Co., Ltd. 06/18/19 HKD 1,878,750 2 .50 3,524
6,229
Bandhan Bank, Ltd. 06/19/19 INR 475,445 7 .80 3,706
2,983
Budweiser Brewing Co. APAC, Ltd. 10/09/19 HKD 1,476,200 4 .04 5,964
4,438
CGN Power Co., Ltd. 03/19/19 HKD 2,571,000 0 .29 744
632
China Resources Pharmaceutical Group, Ltd. 06/28/17 HKD 2,201,200 1 .23 2,705
1,840
Dino Polska SA 04/18/19 PLN 187,542 35 .08 6,580
7,860
Ganfeng Lithium Co., Ltd. 11/14/18 HKD 548,400 1 .90 1,041
1,399
Hua Hong Semiconductor, Ltd. 01/30/15 HKD 842,000 1 .10 923
2,011
Huatai Securities Co., Ltd. 07/02/19 HKD 1,793,400 1 .77 3,167
2,820
ICICI Prudential Life Insurance Co., Ltd. 07/31/19 INR 247,965 5 .84 1,449
1,771
Longfor Group Holdings, Ltd. 11/19/18 HKD 461,500 2 .76 1,276
1,945
MLP Saglik Hizmetleri AS 02/07/18 TRY 367,000 4 .99 1,833
1,067
Moneta Money Bank AS 08/14/19 CZK 356,361 3 .29 1,172
1,303
Pharmaron Beijing Co., Ltd. 12/04/19 HKD 548,200 5 .47 2,996
3,515
Play Communications SA 05/31/19 PLN 57,540 8 .03 462
529
Tejas Networks, Ltd. 09/05/18 INR 657,866 4 .04 2,658
749
Tianhe Chemicals Group, Ltd. 06/13/14 HKD 25,778,000 — 5,886
—
WH Group, Ltd. 09/22/15 HKD 3,736,000 0 .75 2,798
3,540
WuXi AppTec Co., Ltd. 02/20/19 HKD 187,040 7 .82 1,462
2,251
Xiabu Xiabu Catering Management Co., Ltd. 01/24/19 HKD 807,207 1 .45 1,167
866
51,993
For a description of restricted securities see note 7 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
KOSPI2 Index Futures 413 KRW 29,441,737 03/20
832
MSCI China Free Index Futures 803 USD 34,397 03/20
(1,423)
MSCI Emerging Markets Index Futures 1,365 USD 71,669 03/20
(4,706)
MSCI Taiwan Index Futures 386 USD 17,007 02/20
(34)
Short Positions
MSCI Emerging Markets Index Futures 1,440 USD 75,607 03/20
3,093
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(2,238)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 10,194 ZAR 152,400 03/18/20 (97)
Bank of New York USD 10,229 ZAR 152,400 03/18/20 (132)
Brown Brothers Harriman RON 356 USD 82 02/03/20 —
Brown Brothers Harriman RON 3,512 USD 814 02/04/20 (1)
Citigroup USD 10,223 ZAR 152,400 03/18/20 (126)
Royal Bank of Canada USD 10,184 ZAR 152,400 03/18/20 (87)
Standard Chartered USD 10,199 ZAR 152,400 03/18/20 (102)
State Street USD 2,907 AED 10,676 02/03/20 —
State Street USD 236 BRL 1,006 02/03/20 (1)

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
64 Emerging Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 168 HKD 1,304 02/03/20 —
State Street USD 65 KRW 77,465 02/03/20 —
State Street USD 228 KRW 270,269 02/03/20 (1)
State Street USD 20,897 KRW 24,850,000 03/18/20 (110)
State Street USD 7,401 KWD 2,249 02/03/20 —
State Street USD 286 THB 8,899 02/03/20 —
State Street ZAR 901 USD 61 02/03/20 1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(656)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 3,937 $ — $ —
$ —
$ 3,937
Australia — 6,592 —
—
6,592
Bangladesh — 9,934 —
—
9,934
Brazil 103,560 — —
—
103,560
Cambodia — 208 —
—
208
Canada 4,419 — —
—
4,419
Cayman Islands — 136 —
—
136
Chile 4,200 — —
—
4,200
China 98,382 350,690 —
—
449,072
Colombia 1,186 — —
—
1,186
Czech Republic — 4,674 —
—
4,674
Egypt — 10,001 —
—
10,001
Georgia — 3,710 —
—
3,710
Greece — 6,051 —
—
6,051
Guernsey — 4,037 —
—
4,037
Hong Kong — 56,848 73
—
56,921
Hungary — 7,943 —
—
7,943
India 997 121,260 —
—
122,257
Indonesia — 23,208 —
—
23,208
Kazakhstan — 1,247 —
—
1,247
Kenya — 7,571 —
—
7,571
Kuwait — 8,480 —
—
8,480
Luxembourg — 1,780 —
—
1,780
Malaysia — 8,455 —
—
8,455
Mexico 42,150 — —
—
42,150
Morocco — 7,823 —
—
7,823
Netherlands — 4,876 —
—
4,876
Nigeria — 4,940 —
—
4,940
Pakistan — 3,547 —
—
3,547
Peru 9,359 — —
—
9,359
Philippines — 8,761 —
—
8,761

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 65
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Poland — 16,445 —
—
16,445
Romania — 10,244 —
—
10,244
Russia 28,214 61,290 —
—
89,504
Singapore — 1,262 —
—
1,262
Slovenia — 3,171 —
—
3,171
South Africa 7,509 55,227 —
—
62,736
South Korea — 211,935 —
—
211,935
Sri Lanka — 2,205 —
—
2,205
Taiwan 23,204 126,787 —
—
149,991
Thailand — 25,556 —
—
25,556
Togo — 1,579 —
—
1,579
Turkey — 17,484 —
—
17,484
Ukraine — 1,285 —
—
1,285
United Arab Emirates — 10,363 —
—
10,363
United Kingdom — 1,957 —
—
1,957
Vietnam — 25,225 —
—
25,225
Preferred Stocks 37,084 10,349 — — 47,433
Long-Term Investments — 4 — — 4
Short-Term Investments — — — 41,317 41,317
Other Securities — — — 12,420 12,420
Total Investments 364,201 1,245,140 73 53,737 1,663,151
Other Financial Instruments
Assets
Futures Contracts 3,925 — —
—
3,925
Foreign Currency Exchange Contracts 1 — —
—
1
Liabilities
Futures Contracts (6,163) — —
—
(6,163)
Foreign Currency Exchange Contracts (4) (653) —
—
(657)
Total Other Financial Instruments
*
$ (2,241) $ (653) $ — $ — $ (2,894)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2020, were less than 1% of net assets.

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
66 Emerging Markets Fund
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
120,103
Consumer Staples ...................................................................
105,385
Energy ....................................................................................
106,001
Financial Services ...................................................................
473,036
Health Care .............................................................................
31,981
Materials and Processing ........................................................
118,884
Producer Durables ..................................................................
66,309
Technology ..............................................................................
420,698
Utilities ...................................................................................
119,580
Preferred Stocks
Consumer Discretionary ..........................................................
1,272
Energy ....................................................................................
15,351
Financial Services ...................................................................
20,978
Materials and Processing ........................................................
2,098
Technology ..............................................................................
5,800
Utilities ...................................................................................
1,934
Long-Term Investments .................................................................
4
Short-Term Investments ................................................................
41,317
Other Sec urities ...........................................................................
12,420
Total Investments .................................................................... 1,663,151

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 67
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.5%
Consumer Discretionary - 13.6%
Advance Auto Parts, Inc. 9,135 1,204
Amazon.com, Inc.(Æ) 47,274 94,961
AutoZone, Inc.(Æ) 3,818 4,039
Best Buy Co., Inc. 44,114 3,736
Capri Holdings, Ltd.(Æ) 163,160 4,888
CarMax, Inc.(Æ) 118,335 11,483
Charter Communications, Inc. Class A(Æ) 15,373 7,955
Comcast Corp. Class A 584,949 25,264
Costco Wholesale Corp. 22,582 6,899
Dollar General Corp. 5,400 828
Dollar Tree, Inc.(Æ) 41,731 3,634
DR Horton, Inc. 15,748 932
eBay, Inc. 5,789 194
Expedia Group, Inc. 5,900 640
Foot Locker, Inc. 40,119 1,523
Ford Motor Credit Co. LLC 533,729 4,707
Fox Corp. Class A 95,687 3,548
General Motors Co. 40,817 1,363
Gildan Activewear, Inc. Class A 1 —
Hilton Worldwide Holdings, Inc. 59,784 6,445
Home Depot, Inc. (The) 75,922 17,318
Interpublic Group of Cos., Inc. (The) 63,312 1,437
Kontoor Brands, Inc. 3,714 142
Lennar Corp. Class A 15,371 1,020
Lennar Corp. Class B 56 3
Lowe's Cos., Inc. 318,087 36,974
McDonald's Corp. 5,663 1,212
Netflix, Inc.(Æ) 48,016 16,570
Newell Rubbermaid, Inc. 71,626 1,399
Nike, Inc. Class B 428,797 41,294
nVent Electric PLC 6,066 151
Omnicom Group, Inc. 48,363 3,642
O'Reilly Automotive, Inc.(Æ) 47,554 19,312
PulteGroup, Inc. 44,100 1,969
Ross Stores, Inc. 161,738 18,145
Royal Caribbean Cruises, Ltd. 19,702 2,307
Sensata Technologies Holding PLC(Æ) 119,732 5,660
Starbucks Corp. 219,561 18,625
Target Corp. 182,532 20,214
TJX Cos., Inc. 380,055 22,438
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 38,182 10,229
VF Corp. 26,000 2,157
ViacomCBS, Inc. Class B 23,776 811
Walmart, Inc. 230,717 26,415
Walt Disney Co. (The) 212,122 29,339
Whirlpool Corp. 45,057 6,586
Wyndham Destinations, Inc. 67,466 3,274
Wyndham Hotels & Resorts, Inc. 77,055 4,405
Yum China Holdings, Inc. 29,534 1,272
Yum! Brands, Inc. 321,997 34,058
532,621
Consumer Staples - 4.6%
Altria Group, Inc. 22,737 1,081
Archer-Daniels-Midland Co. 26,319 1,178
Coca-Cola Co. (The) 236,689 13,823
Colgate-Palmolive Co. 61,225 4,517
Constellation Brands, Inc. Class A 24,645 4,641
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CVS Health Corp. 467,235 31,688
Estee Lauder Cos., Inc. (The) Class A 100,855 19,683
Hershey Co. (The) 4,970 771
Keurig Dr Pepper, Inc. 14,940 426
Kimberly-Clark Corp. 6,887 986
Kraft Heinz Co. (The) 68,355 1,996
Kroger Co. (The) 28,400 763
Molson Coors Brewing Co. Class B 186,950 10,391
Mondelez International, Inc. Class A 636,483 36,520
PepsiCo, Inc. 131,961 18,741
Philip Morris International, Inc. 54,460 4,504
Procter & Gamble Co. (The) 86,414 10,769
Tyson Foods, Inc. Class A 32,561 2,691
Unilever NV 237,951 13,868
179,037
Energy - 3.5%
BP PLC - ADR 326,334 11,790
Cenovus Energy, Inc. 521,398 4,541
Chevron Corp. 131,950 14,137
ConocoPhillips 106,842 6,350
Diamondback Energy, Inc. 24,200 1,800
Enbridge, Inc. 16,005 651
EOG Resources, Inc. 222,594 16,229
Exxon Mobil Corp. 68,982 4,285
Hess Corp. 128,931 7,294
Marathon Petroleum Corp. 11,299 616
Occidental Petroleum Corp. 1 —
ONEOK, Inc. 28,809 2,157
PBF Energy, Inc. Class A 72,364 1,976
Phillips 66 209,085 19,104
Pioneer Natural Resources Co. 32,526 4,391
Royal Dutch Shell PLC Class A - ADR 20,534 1,071
Schlumberger, Ltd. 270,923 9,079
Valero Energy Corp. 242,770 20,468
Williams Cos., Inc. (The) 14,626 303
Xcel Energy, Inc. 137,295 9,499
135,741
Financial Services - 19.2%
Aflac, Inc. 58,836 3,034
Allstate Corp. (The) 4,347 515
American Express Co. 161,913 21,028
American International Group, Inc. 194,696 9,785
American Tower Corp.(ö) 103,453 23,974
Ameriprise Financial, Inc. 42,031 6,952
Aon PLC 38,352 8,447
Arthur J Gallagher & Co. 37,404 3,837
AvalonBay Communities, Inc.(ö) 18,236 3,952
Axis Capital Holdings, Ltd. 12,702 816
Bank of America Corp. 1,126,065 36,970
Berkshire Hathaway, Inc. Class B(Æ) 148,296 33,283
Capital One Financial Corp. 118,861 11,862
Charles Schwab Corp. (The) 37,286 1,698
Chubb, Ltd. 110,040 16,725
Citigroup, Inc. 286,016 21,282
Citizens Financial Group, Inc. 278,167 10,370
CME Group, Inc. Class A 12,756 2,769
Comerica, Inc. 78,811 4,820
Discover Financial Services 29,578 2,222

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
68 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Equinix, Inc.(Æ)(ö) 51,239 30,217
Everest Re Group, Ltd. 900 249
Fidelity National Information Services, Inc. 44,652 6,415
Fifth Third Bancorp 348,714 9,921
First Republic Bank 2,386 265
Fiserv, Inc.(Æ) 75,719 8,981
FleetCor Technologies, Inc.(Æ) 87,766 27,666
Global Payments, Inc. 52,010 10,165
Goldman Sachs Group, Inc. (The) 26,673 6,342
Hartford Financial Services Group, Inc. 65,036 3,855
HCP, Inc.(ö) 575,516 20,713
Huntington Bancshares, Inc. 110,154 1,495
Intercontinental Exchange, Inc. 163,857 16,343
JPMorgan Chase & Co. 244,179 32,321
KeyCorp 84,834 1,587
KKR & Co., Inc. Class A 32,240 1,028
Loews Corp. 153,945 7,920
M&T Bank Corp. 9,598 1,617
Markel Corp.(Æ) 13,403 15,721
MasterCard, Inc. Class A 63,290 19,996
Merck & Co., Inc. 349,639 29,873
MetLife, Inc. 118,151 5,873
Moody's Corp. 67,955 17,450
Morgan Stanley 131,687 6,882
New York Community Bancorp, Inc. 1,072,995 11,867
Northern Trust Corp. 144,547 14,138
PayPal Holdings, Inc.(Æ) 493,393 56,194
People's United Financial, Inc. 465,515 7,178
PNC Financial Services Group, Inc. (The) 55,651 8,267
Progressive Corp. (The) 88,200 7,117
Prologis, Inc.(ö) 49,419 4,590
Prudential Financial, Inc. 7,700 701
Raymond James Financial, Inc. 6,917 632
Regions Financial Corp. 304,959 4,748
Simon Property Group, Inc.(ö) 100,394 13,367
State Street Corp. 42,925 3,246
SVB Financial Group(Æ) 1,867 449
Synchrony Financial 35,464 1,149
T Rowe Price Group, Inc. 6,865 917
TD Ameritrade Holding Corp. 6,600 313
Truist Financial Corp. 160,862 8,296
US Bancorp 345,862 18,407
Ventas, Inc.(ö) 17,112 990
VICI Properties, Inc.(ö) 33,746 904
Visa, Inc. Class A 289,631 57,629
Voya Financial, Inc. 21,215 1,267
Wells Fargo & Co. 439,071 20,610
Zions Bancorp NA 32,640 1,485
751,697
Health Care - 13.0%
Abbott Laboratories 428,979 37,381
AbbVie, Inc. 129,226 10,470
Alexion Pharmaceuticals, Inc.(Æ) 11,636 1,157
Align Technology, Inc.(Æ) 350 90
Allergan PLC 23,363 4,360
Amgen, Inc. 53,187 11,491
Anthem, Inc.(Æ) 69,016 18,309
Baxter International, Inc. 15,579 1,390
Becton Dickinson and Co. 140,860 38,762
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Biogen, Inc.(Æ) 11,230 3,019
Boston Scientific Corp.(Æ) 247,393 10,358
Bristol-Myers Squibb Co. 78,808 4,961
Centene Corp.(Æ) 307,455 19,311
Cerner Corp. 88,688 6,370
Cigna Corp. 154,198 29,665
Eli Lilly & Co. 57,295 8,001
Gilead Sciences, Inc. 76,089 4,809
Humana, Inc. 17,246 5,799
Illumina, Inc.(Æ) 56,043 16,256
Intuitive Surgical, Inc.(Æ) 4,496 2,517
IQVIA Holdings, Inc.(Æ) 28,308 4,395
Johnson & Johnson 255,014 37,964
Laboratory Corp. of America Holdings(Æ) 40,505 7,105
McKesson Corp. 94,047 13,412
Medtronic PLC 225,620 26,046
Novo Nordisk A/S - ADR 300,349 18,270
Pfizer, Inc. 325,780 12,132
Quest Diagnostics, Inc. 11,524 1,275
Regeneron Pharmaceuticals, Inc.(Æ) 73,727 24,915
Sanofi - ADR 5,860 283
Stryker Corp. 13,945 2,938
Teleflex, Inc. 59,653 22,162
Thermo Fisher Scientific, Inc. 34,905 10,932
UnitedHealth Group, Inc. 295,622 80,541
Universal Health Services, Inc. Class B 21,170 2,903
Varian Medical Systems, Inc.(Æ) 4,840 680
Vertex Pharmaceuticals, Inc.(Æ) 11,953 2,714
Zimmer Biomet Holdings, Inc. 34,482 5,100
Zoetis, Inc. Class A 13,700 1,839
510,082
Materials and Processing - 2.8%
AdvanSix, Inc.(Æ) 13,686 256
Air Products & Chemicals, Inc. 10,690 2,552
Ball Corp. 28,448 2,053
Celanese Corp. Class A 51,943 5,376
CRH PLC - ADR 13,895 522
Crown Holdings, Inc.(Æ) 14,346 1,062
Dow, Inc. 18,169 837
DuPont de Nemours, Inc. 226,148 11,574
Ecolab, Inc. 210,734 41,327
Ingersoll-Rand PLC 33,000 4,397
Ingevity Corp.(Æ) 4,417 288
Linde PLC(Æ) 160,236 32,549
Martin Marietta Materials, Inc. 2,605 687
Masco Corp. 34,631 1,646
PPG Industries, Inc. 4,260 511
Resideo Technologies, Inc.(Æ) 14,664 149
Rio Tinto PLC - ADR 37,916 2,026
107,812
Producer Durables - 9.2%
3M Co. 5,968 947
Accenture PLC Class A 43,472 8,921
Aptiv PLC 17,118 1,451
Automatic Data Processing, Inc. 182,249 31,237
Avery Dennison Corp. 7,544 990
Boeing Co. (The) 202 64
Caterpillar, Inc. 16,415 2,156

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 69
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CSX Corp. 63,100 4,817
Danaher Corp. 201,176 32,364
Deere & Co. 11,061 1,754
Delta Air Lines, Inc. 89,351 4,980
Dover Corp. 71,632 8,155
Eaton Corp. PLC 21,449 2,026
Emerson Electric Co. 13,090 938
FedEx Corp. 1,662 240
Flir Systems, Inc. 82,117 4,232
Fortive Corp. 33,465 2,508
Garrett Motion, Inc.(Æ) 24,755 208
General Dynamics Corp. 68,710 12,054
General Electric Co. 2,071,660 25,793
Honeywell International, Inc. 200,717 34,769
IHS Markit, Ltd.(Æ) 162,655 12,827
Illinois Tool Works, Inc. 1,831 320
Johnson Controls International PLC(Æ) 115,913 4,573
Kansas City Southern 57,146 9,640
L3Harris Technologies, Inc. 11,294 2,500
Lockheed Martin Corp. 1,670 715
Mettler-Toledo International, Inc.(Æ) 24,329 18,421
Norfolk Southern Corp. 38,039 7,920
Northrop Grumman Corp. 30,684 11,493
PACCAR Financial Corp. 46,767 3,471
Parker-Hannifin Corp. 800 157
Pentair PLC 6,066 260
Raytheon Co. 72,719 16,067
Roper Technologies, Inc. 5,311 2,027
Southwest Airlines Co. 51,043 2,806
Stanley Black & Decker, Inc. 104,542 16,657
TopBuild Corp.(Æ) 3,805 436
TransDigm Group, Inc. 30,454 19,590
Union Pacific Corp. 57,199 10,263
United Continental Holdings, Inc.(Æ) 18,923 1,415
United Technologies Corp. 132,211 19,858
Wabtec Corp. 112,746 8,327
Waste Management, Inc. 15,940 1,940
Xerox Holdings Corp. 135,937 4,835
XPO Logistics, Inc.(Æ) 22,347 1,987
359,109
Technology - 27.1%
Adobe, Inc.(Æ) 71,687 25,172
Advanced Micro Devices, Inc.(Æ) 120,420 5,660
Allegion PLC 17,438 2,255
Alphabet, Inc. Class A(Æ) 13,927 19,954
Alphabet, Inc. Class C(Æ) 62,472 89,599
Amphenol Corp. Class A 55,330 5,504
Analog Devices, Inc. 146,103 16,035
Apple, Inc. 432,380 133,826
Applied Materials, Inc. 109,156 6,330
Autodesk, Inc.(Æ) 235,423 46,343
Booking Holdings, Inc.(Æ) 13,482 24,679
Broadcom, Inc. 42,023 12,824
CDK Global Inc. 996 53
Cisco Systems, Inc. 483,105 22,208
Citrix Systems, Inc. 25,203 3,055
Cognizant Technology Solutions Corp. Class
A 45,508 2,793
Corning, Inc. 86,165 2,300
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Corteva, Inc. Class W 232,910 6,736
Covetrus, Inc.(Æ) 265,645 3,267
Dell Technologies, Inc. Class C(Æ) 66,958 3,266
DXC Technology Co. 473 15
Electronic Arts, Inc.(Æ) 104,582 11,286
F5 Networks, Inc.(Æ) 24,121 2,946
Facebook, Inc. Class A(Æ) 322,508 65,118
Hewlett Packard Enterprise Co. Class H 652,501 9,089
HP, Inc.(Æ) 352,152 7,508
Intel Corp. 254,722 16,284
Intuit, Inc. 115,242 32,312
Juniper Networks, Inc. 349,118 8,009
KLA-Tencor Corp. 5,800 961
Lam Research Corp. 32,264 9,621
Leidos Holdings, Inc. 51,847 5,209
Microchip Technology, Inc. 176,525 17,208
Micron Technology, Inc.(Æ) 234,711 12,461
Microsoft Corp. 1,057,788 180,068
Motorola Solutions, Inc. 101,101 17,895
NVIDIA Corp. 96,134 22,729
NXP Semiconductors NV 6,618 840
Oracle Corp. 633,135 33,208
Perspecta, Inc. 10,694 300
Qorvo, Inc.(Æ) 74,161 7,851
QUALCOMM, Inc. 248,476 21,197
Salesforce.com, Inc.(Æ) 322,644 58,821
SAP SE - ADR 59,771 7,816
Seagate Technology PLC 20,124 1,147
Skyworks Solutions, Inc. 112,216 12,697
Synopsys, Inc.(Æ) 28,029 4,135
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 55,770 3,008
TE Connectivity, Ltd. 94,144 8,678
Texas Instruments, Inc. 84,186 10,157
VeriSign, Inc.(Æ) 26,378 5,490
Western Digital Corp. 487 32
Workday, Inc. Class A(Æ) 132,524 24,468
Xilinx, Inc. 91,340 7,716
1,058,139
Utilities - 4.5%
American Electric Power Co., Inc. 26,048 2,715
AT&T, Inc. 855,776 32,193
California Resources Corp.(Æ) 1,158 8
Cheniere Energy, Inc.(Æ) 5,800 344
CMS Energy Corp. 125,363 8,589
Dominion Energy, Inc. 246,013 21,096
Duke Energy Corp. 16,508 1,612
Edison International 154,474 11,825
Entergy Corp. 136,104 17,900
Exelon Corp. 509,862 24,264
International Business Machines Corp. 112,311 16,142
NextEra Energy, Inc. 52,989 14,212
NiSource, Inc. 38,538 1,130
Sempra Energy 14,900 2,394
Southern Co. (The) 15,335 1,080
T-Mobile US, Inc.(Æ) 28,544 2,260
Verizon Communications, Inc. 330,675 19,655
177,419

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
70 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Common Stocks
(cost $2,374,586) 3,811,657
Warrants & Rights - 0.0%
Bristol-Myers Squibb Co.(Æ)
2021  Rights 37,335 130
Total Warrants & Rights
(cost $80) 130
Short-Term Investments - 2.4%
U.S. Cash Management Fund(@) 94,4 91 , 175
(∞)
94,499
Total Short-Term Investments
(cost $94,491) 94,499
Total Investments 99.9%
(identified cost $2,469,157) 3,906,286
Other Assets and Liabilities, Net
- 0.1%
5,398
Net Assets - 100.0%
3,911,684

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 71
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 532,621 $ — $ —
$ —
$ 532,621
Consumer Staples 179,037 — —
—
179,037
Energy 135,741 — —
—
135,741
Financial Services 751,697 — —
—
751,697
Health Care 510,082 — —
—
510,082
Materials and Processing 107,812 — —
—
107,812
Producer Durables 359,109 — —
—
359,109
Technology 1,058,139 — —
—
1,058,139
Utilities 177,419 — —
—
177,419
Warrants & Rights 130 — —
—
130
Short-Term Investments — — —
94,499
94,499
Total Investments 3,811,787 — — 94,499 3,906,286
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
72 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.5%
Consumer Discretionary - 14.6%
1-800-Flowers.com, Inc. Class A(Æ) 14,360 218
Aaron's, Inc. Class A 12,140 721
American Outdoor Brands Corp.(Æ) 21,346 201
American Public Education, Inc.(Æ) 6,747 161
Aramark Services, Inc. 9,555 422
At Home Group, Inc.(Æ)(Ñ) 92,273 522
Bassett Furniture Industries, Inc. 11,577 142
Beazer Homes USA, Inc.(Æ) 83,830 1,153
Bloomin' Brands, Inc. 71,391 1,483
BMC Stock Holdings, Inc.(Æ) 25,799 753
Boot Barn Holdings, Inc.(Æ) 44,740 1,878
Bright Horizons Family Solutions, Inc.(Æ) 1,068 175
Brinker International, Inc. 5,264 225
Buckle, Inc. (The)(Ñ) 30,790 752
Burlington Stores, Inc.(Æ) 14,503 3,154
Cable One, Inc. 1,352 2,304
Caesars Entertainment Corp.(Æ) 46,887 641
Callaway Golf Co. 14,281 306
Capri Holdings, Ltd.(Æ) 9,520 285
Carter's, Inc. 8,753 928
Central Garden & Pet Co. Class A(Æ) 5,797 174
Cheesecake Factory, Inc. (The)(Ñ) 39,996 1,536
Chegg, Inc.(Æ) 37,464 1,545
Conn's, Inc.(Æ)(Ñ) 43,104 378
Cooper Tire & Rubber Co. 27,954 740
Cooper-Standard Holdings, Inc.(Æ) 31,133 826
Cumulus Media, Inc. Class A(Æ) 35,098 491
Dana Holding Corp. 50,523 779
Dave & Buster's Entertainment, Inc.(Ñ) 19,296 852
Deckers Outdoor Corp.(Æ) 9,224 1,761
Dick's Sporting Goods, Inc. 3,857 171
Dine Brands Global, Inc.(Ñ) 22,666 1,932
Domino's Pizza, Inc. 7,308 2,059
Dorman Products, Inc.(Æ) 17,495 1,221
Eldorado Resorts, Inc.(Æ)(Ñ) 83,800 5,010
Entercom Communications Corp. Class A 16,152 64
Eros International PLC(Æ)(Ñ) 63,994 154
Ethan Allen Interiors, Inc.(Ñ) 1,477 24
Express, Inc.(Æ) 44,634 179
Extended Stay America, Inc. 73,980 956
Fiesta Restaurant Group, Inc.(Æ) 23,784 236
First Cash Financial Services, Inc. 15,685 1,364
Five Below, Inc.(Æ) 30,066 3,404
Fortress Transportation & Infrastructure
Investors LLC 55,059 1,056
Fortune Brands Home & Security, Inc. 19,771 1,358
GameStop Corp. Class A(Ñ) 32,159 123
Gannett Co., Inc.(Æ)(Ñ) 34,956 214
Gentex Corp. 12,980 386
Gentherm, Inc.(Æ) 54,391 2,508
G-III Apparel Group, Ltd.(Æ) 34,224 931
Goodyear Tire & Rubber Co. (The) 19,642 258
Graham Holdings Co. Class B 599 329
Grand Canyon Education, Inc.(Æ) 18,741 1,467
Guess?, Inc.(Ñ) 19,942 425
Habit Restaurants, Inc. (The) Class A(Æ) 19,703 274
Harley-Davidson, Inc.(Ñ) 7,844 262
Hooker Furniture Corp. 7,597 187
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
iHeartMedia, Inc. Class A(Æ)(Ñ) 25,649 453
Interpublic Group of Cos., Inc. (The) 21,300 483
J Alexander's Holdings, Inc.(Æ) 29,473 282
J.Jill, Inc.(Ñ) 195,538 233
Jack in the Box, Inc. 24,003 1,962
John Wiley & Sons, Inc. Class A 3,051 133
KB Home 37,267 1,399
Kohl's Corp. 3,327 142
Kontoor Brands, Inc.(Ñ) 33,320 1,271
Leggett & Platt, Inc. 3,702 176
Liberty Braves Group Class C(Æ) 45,066 1,314
Liberty Media Corp.-Liberty Formula One
Class C(Æ) 10,483 490
Liberty SiriusXM Group Class C(Æ) 39,763 1,949
Lions Gate Entertainment Corp. Class A(Æ)
(Ñ) 17,878 178
Lithia Motors, Inc. Class A 18,514 2,511
Live Nation Entertainment, Inc.(Æ) 4,910 335
LKQ Corp.(Æ) 63,022 2,060
M/I Homes, Inc.(Æ) 12,509 555
Marriott Vacations Worldwide Corp. 6,633 798
MasterCraft Boat Holdings, Inc.(Æ) 9,806 172
Matthews International Corp. Class A(Ñ) 11,725 438
Meredith Corp.(Ñ) 25,459 765
MGM Resorts International 31,874 990
Michaels Cos., Inc. (The)(Æ) 34,030 168
Monro Muffler Brake, Inc.(Ñ) 32,411 2,032
Murphy USA, Inc.(Æ) 1,877 192
Nautilus, Inc.(Æ) 5,201 17
New Home Co., Inc. (The)(Æ) 20,700 108
Nexstar Broadcasting, Inc. Class A 25,347 3,071
Nordstrom, Inc.(Ñ) 12,062 445
nVent Electric PLC 11,622 289
NVR, Inc.(Æ) 153 584
Office Depot, Inc. 88,730 197
Ollie's Bargain Outlet Holdings, Inc.(Æ)(Ñ) 38,858 2,061
Oxford Industries, Inc.(Ñ) 8,339 579
Party City Holdco, Inc.(Æ) 278,620 802
Penske Automotive Group, Inc. 3,063 144
Polaris Industries, Inc. 1,619 149
Pool Corp. 18,158 3,982
PulteGroup, Inc. 27,207 1,215
PVH Corp. 10,054 876
QuinStreet, Inc.(Æ) 62,355 808
Quotient Technology, Inc.(Æ) 18,269 184
Ralph Lauren Corp. Class A 26,680 3,028
RCI Hospitality Holdings, Inc. 10,587 188
Red Robin Gourmet Burgers, Inc.(Æ) 2,684 88
Ruth's Hospitality Group, Inc. 11,157 229
Scholastic Corp. 14,084 464
Sensata Technologies Holding PLC(Æ) 11,420 540
Service Corp. International 14,511 696
ServiceMaster Global Holdings, Inc.(Æ) 16,409 592
Shoe Carnival, Inc.(Ñ) 6,564 235
Six Flags Entertainment Corp. 58,549 2,232
Skechers U.S.A., Inc. Class A(Æ) 72,894 2,725
Stamps.com, Inc.(Æ) 1,989 148
Strategic Eduation, Inc.(Æ) 18,307 2,971
Systemax, Inc. 6,818 161
Taylor Morrison Home Corp. Class A(Æ) 28,585 740

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 73
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
TEGNA, Inc. 28,059 474
Tenneco, Inc. Class A 30,020 284
Thor Industries, Inc.(Ñ) 2,812 226
Toll Brothers, Inc. 31,686 1,406
Tractor Supply Co. 6,294 585
Transcat, Inc.(Æ) 5,568 170
Tribune Publishing Co.(Æ) 12,728 160
Urban Outfitters, Inc.(Æ) 88,990 2,278
Vail Resorts, Inc. 2,734 641
Vera Bradley, Inc.(Æ) 58,650 562
Wendy's Co. (The) 50,285 1,090
William Lyon Homes Class A(Æ) 40,946 950
Williams-Sonoma, Inc. 2,625 184
Wolverine World Wide, Inc. 45,199 1,427
WW International, Inc.(Æ) 9,528 314
Wyndham Destinations, Inc. 15,649 759
Wyndham Hotels & Resorts, Inc. 55,377 3,166
ZAGG, Inc.(Æ) 23,194 175
Zillow Group, Inc.(Æ)(Ñ) 4,441 205
119,143
Consumer Staples - 2.6%
Andersons, Inc. (The) 28,044 634
Calavo Growers, Inc.(Ñ) 6,340 486
Casey's General Stores, Inc. 17,162 2,761
Church & Dwight Co., Inc. 8,760 650
Core-Mark Holding Co., Inc. 22,805 535
Energizer Holdings, Inc. - GDR(Æ)(Ñ) 30,001 1,209
Fresh Del Monte Produce, Inc. 28,625 898
Hain Celestial Group, Inc. (The)(Æ) 12,357 299
Herbalife Nutrition, Ltd.(Æ) 4,009 156
J&J Snack Foods Corp. 4,492 745
Lancaster Colony Corp. 8,002 1,237
Medifast, Inc. 11,838 1,144
MGP Ingredients, Inc.(Ñ) 5,280 180
Nomad Foods, Ltd.(Æ) 103,406 2,087
PetMed Express, Inc.(Ñ) 8,201 207
Pilgrim's Pride Corp.(Æ) 96,304 2,509
PolyOne Corp. 6,686 222
Post Holdings, Inc.(Æ) 5,407 565
Rite Aid Corp.(Æ)(Ñ) 16,645 199
Sanderson Farms, Inc. 16,357 2,252
SpartanNash Co. 12,657 154
Spectrum Brands Holdings, Inc. 11,128 683
Tyson Foods, Inc. Class A 13,119 1,084
United Natural Foods, Inc.(Æ) 17,456 126
21,022
Energy - 2.0%
Abraxas Petroleum Corp.(Æ) 1,001,293 229
Algonquin Power & Utilities Corp. 121,867 1,866
Cabot Oil & Gas Corp. 88,263 1,244
Cimarex Energy Co. 17,746 779
CONSOL Energy, Inc.(Æ) 61,028 496
Delek US Holdings, Inc.(Ñ) 33,332 915
Denbury Resources, Inc.(Æ) 187,102 184
Diamondback Energy, Inc. 1 —
First Solar, Inc.(Æ) 4,127 205
Gores Holdings, Inc. Class A(Æ) 142,763 1,916
GrafTech International, Ltd. 12,880 138
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Gulfport Energy Corp.(Æ) 478,058 741
Hallador Energy Co. 33,692 56
Helix Energy Solutions Group, Inc.(Æ) 18,594 155
Helmerich & Payne, Inc. 7,820 317
HollyFrontier Corp. 12,976 583
Luxfer Holdings PLC - ADR 4,432 71
Murphy Oil Corp. 7,764 163
NOW, Inc.(Æ) 14,066 141
Parsley Energy, Inc. Class A 122,946 2,046
PBF Energy, Inc. Class A 36,045 984
Peabody Energy Corp. 49,972 338
Phillips 66 Partners, LP 13,313 778
Range Resources Corp.(Ñ) 41,746 125
Renewable Energy Group, Inc.(Æ)(Ñ) 9,800 257
REX American Resources Corp.(Æ) 11,703 882
SM Energy Co. 25,638 235
Southwestern Energy Co.(Æ)(Ñ) 176,113 276
Transocean, Ltd.(Æ)(Ñ) 35,305 161
16,281
Financial Services - 25.1%
1st Constitution Bancorp 7,982 161
ACNB Corp. 4,353 140
Affiliated Managers Group, Inc. 13,948 1,114
AG Mortgage Investment Trust, Inc. 42,089 667
AGNC Investment Corp.(Æ) 324 6
Alexandria Real Estate Equities, Inc.(ö) 5,468 892
Alleghany Corp.(Æ) 1,211 966
Ally Financial, Inc. 81,551 2,612
Ambac Financial Group, Inc.(Æ) 8,395 180
American Equity Investment Life Holding
Co. 128,092 3,383
American Financial Group, Inc. 4,297 467
American Homes 4 Rent Class A(ö) 9,689 265
American National Insurance Co. 5,014 552
Americold Realty Trust (Ñ)(ö) 15,390 530
Anworth Mortgage Asset Corp. (ö) 139,083 498
Apartment Investment & Management Co.
Class A(ö) 7,897 416
Argo Group International Holdings, Ltd. 33,529 2,200
Arlington Asset Investment Corp. Class A(ö) 4,402 25
Associated Banc-Corp. 22,995 458
Associated Capital Group, Inc. Class A(Ñ) 6,080 254
Assurant, Inc. 5,539 723
Assured Guaranty, Ltd. 12,463 571
Auburn National Bancorporation, Inc. 4,430 253
Axis Capital Holdings, Ltd. 5,244 337
Banco Latinoamericano de Comercio Exterior
SA Class E 16,277 328
Bancorp, Inc. (The)(Æ) 39,748 470
BancorpSouth Bank 50,571 1,445
Bank of Commerce Holdings 13,949 149
Bank of NT Butterfield & Son, Ltd. (The) 13,731 456
Bank OZK 47,117 1,281
BankFinancial Corp. 12,770 159
BankUnited, Inc. 51,447 1,698
Berkshire Hills Bancorp, Inc. 8,410 237
BGC Partners, Inc. Class A 375,073 2,164
Boston Private Financial Holdings, Inc. 13,231 151
Brighthouse Financial, Inc.(Æ) 13,053 508

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
74 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Broadridge Financial Solutions, Inc. 6,321 753
Bryn Mawr Bank Corp. 9,503 357
Cadence Bancorp 59,602 932
Camden Property Trust(ö) 3,242 364
Cannae Holdings, Inc.(Æ) 108,295 4,403
Cathay General Bancorp 7,998 288
CB Financial Services, Inc. 7,222 211
CBL & Associates Properties, Inc. (Ñ)(ö) 130,647 110
CBTX, Inc. 5,144 152
CenterState Bank Corp. 62,231 1,404
Central Pacific Financial Corp. 8,782 244
CIT Group, Inc. 12,095 553
CNO Financial Group, Inc. 113,483 1,996
Codorus Valley Bancorp, Inc. 481 10
Cohen & Steers, Inc. 16,018 1,185
Columbia Banking System, Inc. 63,697 2,465
Columbia Financial, Inc.(Æ) 111,574 1,871
Community Bank System, Inc. 28,319 1,877
Community Trust Bancorp, Inc. 3,587 157
CoreCivic, Inc.(Æ) 12,803 204
CoreSite Realty Corp. Class A(ö) 4,273 502
County Bancorp, Inc. 15,612 394
Cowen Group, Inc. Class A(Æ) 37,153 597
Customers Bancorp, Inc.(Æ) 8,482 181
CVB Financial Corp. 10,947 227
CyrusOne, Inc.(ö) 15,219 926
Deluxe Corp. 3,880 187
Diamond Hill Investment Group, Inc. 1,099 155
Duke Realty Corp.(ö) 62,146 2,257
East West Bancorp, Inc. 9,666 443
Eaton Vance Corp. 988 45
Enova International, Inc.(Æ) 30,176 756
Enstar Group, Ltd.(Æ) 847 165
Enterprise Bancorp, Inc. 4,902 152
Enterprise Financial Services Corp. 5,091 222
Equity Bancshares, Inc. Class A(Æ) 7,444 200
Equity Commonwealth (ö) 5,469 179
Equity LifeStyle Properties, Inc. Class A(ö) 19,368 1,409
Erie Indemnity Co. Class A(Ñ) 4,852 808
Euronet Worldwide, Inc.(Æ) 11,467 1,808
Evans Bancorp, Inc. 4,200 164
Evercore, Inc. Class A 7,781 596
Everest Re Group, Ltd. 2,179 603
Ezcorp, Inc. Class A(Æ) 78,417 488
FactSet Research Systems, Inc. 4,286 1,226
Fair Isaac Corp.(Æ) 14,096 5,672
Farmers & Merchants Bancorp, Inc. 10,541 310
Federal Agricultural Mortgage Corp. Class C 4,640 354
Federated Investors, Inc. Class B(Ñ) 10,124 367
FedNat Holding Co. 14,721 229
Fifth Third Bancorp 1 —
First American Financial Corp. 21,314 1,321
First Bancorp, Inc. 4,275 121
First Bank 19,495 209
First Business Financial Services, Inc. 12,588 317
First Citizens BancShares, Inc. Class A 2,292 1,207
First Commonwealth Financial Corp. 102,562 1,387
First Community Corp. 435 9
First Financial Bancorp 32,320 777
First Financial Corp. 7,062 295
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
First Financial Northwest, Inc. 12,318 180
First Horizon National Corp. 12,540 201
First Industrial Realty Trust, Inc. (ö) 90,342 3,858
First Internet Bancorp 7,065 187
First Merchants Corp. 19,017 756
First Midwest Bancorp, Inc. 7,424 148
First Northwest Bancorp 16,316 258
First of Long Island Corp. (The) 24,839 548
First Republic Bank 29,628 3,285
First Savings Financial Group, Inc. 7,863 503
Flushing Financial Corp. 2,743 55
FNB Corp. 179,106 2,090
Four Corners Property Trust, Inc. (ö) 7,233 219
GAIN Capital Holdings, Inc. 62,691 245
Gaming and Leisure Properties, Inc. (ö) 127,885 6,043
Genworth Financial, Inc. Class A(Æ) 108,399 444
Glacier Bancorp, Inc. 37,575 1,592
Global Indemnity, Ltd. 15,433 487
Great Western Bancorp, Inc. 39,058 1,154
Green Dot Corp. Class A(Æ) 102,096 3,071
Hancock Holding Co. 4,743 188
Hanmi Financial Corp. 16,835 283
Hanover Insurance Group, Inc. (The) 31,063 4,305
HarborOne Bancorp, Inc.(Æ) 51,794 565
Healthcare Realty Trust, Inc. (ö) 47,094 1,698
Heartland Financial USA, Inc. 3,350 164
Hilltop Holdings, Inc. 19,777 448
Home BancShares, Inc. 33,388 638
Hope Bancorp, Inc. 10,760 150
Horizon Bancorp, Inc. 17,661 299
Houlihan Lokey, Inc. Class A 15,496 803
Howard Hughes Corp. (The)(Æ) 18,675 2,272
Independence Realty Trust, Inc. (ö) 92,943 1,363
Independent Bank Corp. 200 4
International Bancshares Corp. 5,598 221
International. FCStone, Inc.(Æ) 3,786 180
Invesco Mortgage Capital, Inc. (ö) 27,918 488
Invitation Homes, Inc. (ö) 34,870 1,097
iStar, Inc. (ö) 15,472 225
Jack Henry & Associates, Inc. 4,909 734
JBG Smith Properties (ö) 27,674 1,122
Kearny Financial Corp. 75,197 929
Kennedy-Wilson Holdings, Inc. 23,587 509
KeyCorp 90,752 1,698
Kilroy Realty Corp. (ö) 3,359 277
Kite Realty Group Trust (ö) 9,458 163
Lamar Advertising Co. Class A(ö) 6,141 570
Lazard, Ltd. Class A 23,639 992
LendingTree, Inc.(Æ)(Ñ) 1,807 562
Level One Bancorp, Inc. 3,539 88
Liberty Property Trust (ö) 4,136 259
Life Storage, Inc.(Æ)(ö) 4,997 566
Live Oak Bancshares, Inc. 8,809 154
Macatawa Bank Corp. 18,660 197
Malvern Bancorp, Inc.(Æ) 30,610 612
MarketAxess Holdings, Inc. 4,731 1,676
Medical Properties Trust, Inc. (ö) 189,933 4,207
MFA Financial, Inc. (ö) 20,239 158
MGIC Investment Corp. 67,376 929

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 75
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Mid-America Apartment Communities, Inc.
(ö) 17,247 2,366
Middlefield Banc Corp. 8,484 213
MSCI, Inc. Class A 20,585 5,883
National Bankshares, Inc. 4,043 165
National General Holdings Corp. 79,846 1,738
National Health Investors, Inc. (ö) 9,338 788
National Retail Properties, Inc. (ö) 7,639 428
Newmark Group, Inc. Class A 49,049 577
Nicolet Bankshares, Inc.(Æ) 1,853 131
OFG Bancorp 134,940 2,660
Old National Bancorp 27,918 500
On Deck Capital, Inc.(Æ) 101,492 414
PacWest Bancorp 79,007 2,769
Paramount Group, Inc. (ö) 11,401 160
Park Hotels & Resorts, Inc. (ö) 72,329 1,587
Peoples Financial Services Corp. 3,356 156
People's Utah Bancorp 5,621 147
Popular, Inc. 31,311 1,752
Potlatch Corp. (ö) 41,542 1,786
PRA Group, Inc.(Æ)(Ñ) 32,274 1,141
Preferred Bank 4,444 267
Premier Financial Bancorp, Inc. 9,226 157
Primerica, Inc. 2,921 346
Prosperity Bancshares, Inc.(Ñ) 9,546 670
Protective Insurance Corp. Class B 22,271 347
PS Business Parks, Inc. (ö) 3,323 557
QCR Holdings, Inc. 5,280 217
Radian Group, Inc. 16,993 416
Raymond James Financial, Inc. 23,963 2,191
Rayonier, Inc. (ö) 14,986 455
RBB Bancorp 12,227 241
Realogy Holdings Corp.(Ñ) 35,966 381
Reinsurance Group of America, Inc. Class A 2,529 364
Renaissance Holdings, Ltd. 1,743 330
Retail Opportunity Investments Corp. (ö) 9,870 164
Retail Properties of America, Inc. Class A(ö) 14,910 181
RMR Group, Inc. (The) Class A 7,070 326
Ryman Hospitality Properties, Inc. (ö) 8,415 716
Sabra Health Care REIT, Inc. (ö) 41,347 889
Sandy Spring Bancorp, Inc. 26,768 932
SB One Bancorp 6,440 154
Selective Insurance Group, Inc. 62,357 4,131
Signature Bank 10,040 1,425
Simmons First National Corp. Class A 6,350 152
SLM Corp. 75,562 825
South State Corp. 11,148 843
Southern First Bancshares, Inc.(Æ) 14,588 570
St. Joe Co. (The)(Æ)(Ñ) 28,774 605
STAG Industrial, Inc. (ö) 32,240 1,039
Starwood Property Trust, Inc. (ö) 97,915 2,513
Sterling Bancorp 86,536 1,731
Stewart Information Services Corp. 4,154 173
Sun Communities, Inc. (ö) 22,486 3,647
SVB Financial Group(Æ) 14,734 3,541
Synovus Financial Corp. 6,764 237
Tejon Ranch Co.(Æ) 9,514 153
Texas Capital Bancshares, Inc.(Æ) 5,234 288
Towne Bank 24,050 639
Tradeweb Markets Inc. Class A 18,094 836
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
TriState Capital Holdings, Inc.(Æ) 6,759 155
Two Harbors Investment Corp. (ö) 25,179 384
UMB Financial Corp. 19,681 1,308
UMH Properties, Inc. (ö) 13,281 210
Umpqua Holdings Corp. 115,740 1,956
United Bankshares, Inc.(Ñ) 9,250 317
United Community Banks, Inc. 60,617 1,692
Universal Insurance Holdings, Inc. 8,695 212
Urban Edge Properties (ö) 16,574 305
Valley National Bancorp 13,419 141
Voya Financial, Inc. 75,748 4,524
Washington Prime Group, Inc. (Ñ)(ö) 14,811 45
Washington Real Estate Investment Trust (ö) 18,536 564
Webster Financial Corp. 30,614 1,373
WesBanco, Inc. 6,479 215
Western Alliance Bancorp 3,139 173
WEX, Inc.(Æ) 2,066 448
World Acceptance Corp.(Æ)(Ñ) 5,306 459
WR Berkley Corp. 5,746 423
WSFS Financial Corp. 8,031 320
Zions Bancorp NA 11,933 543
205,411
Health Care - 11.0%
Aduro Biotech, Inc. Class A(Æ) 140,946 237
Align Technology, Inc.(Æ) 11,451 2,944
Assertio Therapeutics, Inc.(Æ) 206,573 221
Bio-Rad Laboratories, Inc. Class A(Æ) 2,258 815
Bio-Techne Corp.(Æ) 19,172 4,026
BioTelemetry, Inc.(Æ) 82,855 4,053
Cantel Medical Corp.(Ñ) 6,038 393
Cardiovascular Systems, Inc.(Æ) 32,023 1,453
Centene Corp.(Æ) 65,808 4,133
Charles River Laboratories International,
Inc.(Æ) 10,313 1,594
Chemed Corp. 4,665 2,179
Cooper Cos., Inc. (The) 2,058 714
CorVel Corp.(Æ) 12,010 1,100
DexCom, Inc.(Æ) 7,077 1,704
Encompass Health Corp.(Æ) 9,203 709
Ensign Group, Inc. (The) 29,828 1,348
Exact Sciences Corp.(Æ) 8,202 765
Haemonetics Corp.(Æ) 20,950 2,250
Hanger, Inc.(Æ) 23,754 580
HealthEquity, Inc.(Æ) 12,287 812
Henry Schein, Inc.(Æ)(Ñ) 30,493 2,102
Icon PLC(Æ) 19,300 3,254
Inogen, Inc.(Æ) 7,369 326
Integra LifeSciences Holdings Corp.(Æ) 43,923 2,417
Ionis Pharmaceuticals, Inc.(Æ) 7,245 423
LeMaitre Vascular, Inc. 14,593 525
LHC Group, Inc.(Æ) 28,803 4,198
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ) 42,870 3,764
Magellan Health, Inc.(Æ) 30,703 2,248
Mallinckrodt PLC(Æ)(Ñ) 46,982 216
Molina Healthcare, Inc.(Æ) 4,848 596
NeoGenomics, Inc.(Æ) 89,298 2,878
Omnicell, Inc.(Æ) 52,873 4,297
PDL BioPharma, Inc.(Æ) 90,996 299
Pennant Group, Inc. (The)(Æ) 14,914 394

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
76 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PRA Health Sciences, Inc.(Æ) 17,389 1,762
PTC Therapeutics, Inc.(Æ) 9,522 490
Quest Diagnostics, Inc. 15,003 1,660
Repligen Corp.(Æ) 17,274 1,734
ResMed, Inc. 5,478 871
Sarepta Therapeutics, Inc.(Æ)(Ñ) 13,002 1,508
Seattle Genetics, Inc.(Æ) 4,553 493
Steris PLC 27,421 4,132
Syneos Health, Inc. Class A(Æ) 48,267 2,962
Tabula Rasa HealthCare, Inc.(Æ)(Ñ) 11,013 640
Tetraphase Pharmaceuticals, Inc.(Æ) 62,131 145
Tivity Health, Inc.(Æ)(Ñ) 96,738 2,094
Triple-S Management Corp. Class B(Æ) 12,348 218
United Therapeutics Corp.(Æ) 1,899 185
US Physical Therapy, Inc. 19,081 2,235
Utah Medical Products, Inc. 9,956 917
Varex Imaging Corp.(Æ) 3,546 98
Varian Medical Systems, Inc.(Æ) 7,140 1,004
Veeva Systems, Inc. Class A(Æ) 6,119 897
Veracyte, Inc.(Æ) 27,197 714
West Pharmaceutical Services, Inc. 22,019 3,434
Zafgen, Inc.(Æ)(Ñ) 395,382 455
Zimmer Biomet Holdings, Inc. 10,345 1,530
90,145
Materials and Processing - 7.6%
A. Schulman, Inc.(Æ)(Š) 14,859 6
AAON, Inc. 11,226 589
Agnico-Eagle Mines, Ltd. 48,806 3,017
Amcor PLC 1 —
Apogee Enterprises, Inc. 1,572 50
Arch Coal, Inc. Class A(Ñ) 5,735 296
Armstrong Flooring, Inc.(Æ) 62,059 220
Ashland Global Holdings, Inc. 18,373 1,359
Axalta Coating Systems, Ltd.(Æ) 44,852 1,292
B2Gold Corp. 67,496 292
Balchem Corp. 20,807 2,248
Belden, Inc. 3,675 181
Berry Plastics Group, Inc.(Æ) 5,355 228
Cabot Microelectronics Corp. 6,539 952
Carpenter Technology Corp. 15,386 611
Century Aluminum Co.(Æ) 71,706 379
CF Industries Holdings, Inc. 24,055 969
Cleveland-Cliffs, Inc.(Æ)(Ñ) 33,774 237
Comfort Systems USA, Inc. 37,765 1,752
Commercial Metals Co. 117,927 2,423
Compass Minerals International, Inc. 5,721 331
Cornerstone Building Brands, Inc.(Æ) 22,978 197
Crown Holdings, Inc.(Æ) 5,723 424
Eagle Materials, Inc. 9,840 897
Eastern Co. (The) 5,500 152
Element Solutions Inc.(Æ) 156,764 1,834
FMC Corp. 54,789 5,237
FutureFuel Corp. 11,982 131
GCP Applied Technologies, Inc.(Æ) 39,690 882
Gold Resource Corp. 93,138 512
Graphic Packaging Holding Co. 13,084 205
Greif, Inc. Class A 4,854 196
HB Fuller Co. 3,110 144
Hexcel Corp. 1,255 93
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
IAA, Inc.(Æ) 61,306 2,897
Ingevity Corp.(Æ) 3,946 257
Innospec, Inc. 4,161 419
Interface, Inc. Class A 36,809 592
ITT, Inc. 39,309 2,637
KAR Auction Services, Inc. 146,978 3,089
Kirkland Lake Gold, Ltd.(Ñ) 19,469 801
Lennox International, Inc. 3,222 751
Livent Corp.(Æ)(Ñ) 85,582 805
Louisiana-Pacific Corp. 7,530 231
Masco Corp. 41,061 1,951
Masonite International Corp.(Æ) 7,376 554
Minerals Technologies, Inc. 20,836 1,128
MRC Global, Inc.(Æ) 26,158 295
NewMarket Corp. 1,978 870
NN, Inc.(Ñ) 68,506 591
Owens Corning 7,328 443
Packaging Corp. of America 4,726 453
Quaker Chemical Corp. 3,454 573
Rayonier Advanced Materials, Inc. 71,937 222
RBC Bearings, Inc.(Æ) 1,937 301
Reliance Steel & Aluminum Co. 6,521 749
Royal Gold, Inc. 6,994 807
RPM International, Inc. 6,601 471
Schnitzer Steel Industries, Inc. Class A 500 8
Schweitzer-Mauduit International, Inc. 2,050 72
Sensient Technologies Corp. 12,567 751
Silgan Holdings, Inc. 96,224 2,969
Sonoco Products Co. 3,919 224
Steel Dynamics, Inc. 7,194 215
Stepan Co. 1,580 156
Triton International, Ltd. 5,532 208
United States Lime & Minerals, Inc. 3,111 279
Universal Forest Products, Inc. 7,875 377
Universal Stainless & Alloy Products, Inc.(Æ) 2,868 38
Valvoline, Inc. 101,308 2,136
Verso Corp. Class A(Æ) 14,156 239
Vulcan Materials Co. 13,817 1,957
Watsco, Inc. 4,901 852
Wheaton Precious Metals Corp. 38,428 1,132
WR Grace & Co. 2,986 201
62,037
Producer Durables - 15.4%
ACCO Brands Corp. 5,025 43
AECOM(Æ) 73,277 3,534
AGCO Corp. 5,426 381
Aircastle, Ltd. 36,658 1,176
Alamo Group, Inc. 5,697 710
Alaska Air Group, Inc. 7,582 490
Allied Motion Technologies, Inc. 3,542 162
Allison Transmission Holdings, Inc. Class A 31,969 1,413
Altra Industrial Motion Corp. 20,568 684
AO Smith Corp. 22,536 962
Applied Industrial Technologies, Inc. 4,001 258
ArcBest Corp. 32,686 729
Arconic, Inc. 88,085 2,638
Arcosa, Inc. 67,454 2,951
ASGN, Inc.(Æ) 6,426 435
Atlas Air Worldwide Holdings, Inc.(Æ) 43,481 972

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 77
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Avery Dennison Corp. 4,784 628
Babcock & Wilcox Co. (The) Class W(Æ) 64,981 4,132
Badger Meter, Inc. 12,047 711
Barnes Group, Inc. 28,740 1,816
Booz Allen Hamilton Holding Corp. Class A 9,028 705
Brady Corp. Class A 46,947 2,599
Brink's Co. (The) 17,334 1,459
Cactus, Inc. Class A 15,840 457
CAI International, Inc.(Æ) 3,510 95
Carlisle Cos., Inc. 3,258 509
Colfax Corp.(Æ) 93,757 3,296
Construction Partners, Inc. Class A(Æ) 68,412 1,148
Costamare, Inc. 44,802 355
CoStar Group, Inc.(Æ) 10,152 6,629
Covenant Transportation Group, Inc. Class
A(Æ) 22,100 280
Crane Co. 6,145 525
Douglas Dynamics, Inc. 5,374 282
Echo Global Logistics, Inc.(Æ) 20,961 406
EMCOR Group, Inc. 9,346 768
EnerSys 6,004 432
EnPro Industries, Inc. 13,136 768
ESCO Technologies, Inc. 38,942 3,737
ExlService Holdings, Inc.(Æ) 4,894 358
Flir Systems, Inc. 26,985 1,391
Forward Air Corp. 3,832 251
Franklin Electric Co., Inc. 24,410 1,408
FTI Consulting, Inc.(Æ) 2,997 360
Graco, Inc. 4,371 232
Greenbrier Cos., Inc. 24,147 582
Hawaiian Holdings, Inc.(Ñ) 12,500 348
Healthcare Services Group, Inc.(Ñ) 928 24
HEICO Corp. 27,612 3,381
Herman Miller, Inc. 22,678 877
HNI Corp. 4,654 167
Hubbell, Inc. Class B 1,506 216
Huntington Ingalls Industries, Inc. 5,844 1,525
Hyster-Yale Materials Handling, Inc. 2,981 161
ICF International, Inc. 23,487 2,057
IDEX Corp. 2,046 335
Insperity, Inc. 1,176 103
Itron, Inc.(Æ) 11,332 926
Jacobs Engineering Group, Inc. 8,389 776
JetBlue Airways Corp.(Æ) 67,338 1,335
Kaman Corp. Class A 16,277 1,005
Keysight Technologies, Inc.(Æ) 29,870 2,778
Kimball International, Inc. Class B 4,789 90
Kirby Corp.(Æ) 22,600 1,656
Knight-Swift Transportation Holdings, Inc.
(Æ)(Ñ) 9,433 350
Knoll, Inc. 12,282 304
Korn & Ferry International 25,503 1,045
Kornit Digital, Ltd.(Æ)(Ñ) 27,393 1,144
Littelfuse, Inc. 8,588 1,519
Manitowoc Co., Inc. (The)(Æ) 18,641 269
MasTec, Inc.(Æ) 2,177 126
MAXIMUS, Inc. 23,374 1,677
Mesa Air Group, Inc.(Æ) 21,562 184
Middleby Corp.(Æ) 6,648 746
Modine Manufacturing Co.(Æ) 291,858 2,052
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MSC Industrial Direct Co., Inc. Class A 10,075 686
Nordson Corp. 6,859 1,158
NV5 Global, Inc.(Æ)(Ñ) 27,189 1,689
Park-Ohio Holdings Corp. 2,294 67
Paylocity Holding Corp.(Æ) 18,492 2,624
Pentair PLC 46,645 2,002
Pitney Bowes, Inc.(Ñ) 44,598 167
Primoris Services Corp. 7,197 154
Proto Labs, Inc.(Æ) 8,133 842
Quanta Services, Inc. 49,551 1,940
Regal Beloit Corp. 4,905 385
Robert Half International, Inc. 4,436 258
Rush Enterprises, Inc. Class A 35,594 1,531
Ryder System, Inc. 10,414 497
Saia, Inc.(Æ) 28,441 2,477
Schneider National, Inc. Class B 8,248 184
SFL Corporation Ltd.(Æ) 24,287 322
Snap-on, Inc. 5,074 810
Spirit Airlines, Inc.(Æ) 9,787 402
SPX Corp.(Æ) 58,231 2,857
Stericycle, Inc.(Æ)(Ñ) 12,268 769
Teledyne Technologies, Inc.(Æ) 7,256 2,649
Terex Corp. 4,353 110
Tetra Tech, Inc. 14,434 1,236
TopBuild Corp.(Æ) 4,653 533
Toro Co. (The) 17,103 1,369
TreeHouse Foods, Inc.(Æ) 23,876 1,065
Trimble Navigation, Ltd.(Æ) 42,305 1,799
Trinity Industries, Inc.(Ñ) 55,033 1,119
TrueBlue, Inc.(Æ) 13,729 301
Twin Disc, Inc.(Æ) 14,695 143
UniFirst Corp. 8,949 1,825
United Rentals, Inc.(Æ) 7,327 994
Vectrus, Inc.(Æ) 8,359 466
VSE Corp. 5,789 180
Wabtec Corp. 15,241 1,126
Watts Water Technologies, Inc. Class A 8,400 838
WESCO International, Inc.(Æ) 17,294 837
WillScot Corp.(Æ) 91,403 1,723
WNS Holdings, Ltd. - ADR(Æ) 27,796 1,984
XPO Logistics, Inc.(Æ) 11,125 989
Zebra Technologies Corp. Class A(Æ) 7,984 1,908
126,048
Technology - 14.6%
8x8, Inc.(Æ) 7,793 145
ACI Worldwide, Inc.(Æ) 146,099 5,033
Advanced Micro Devices, Inc.(Æ) 30,182 1,419
Alarm.com Holdings, Inc.(Æ)(Ñ) 19,466 855
Allegion PLC 2,396 310
Anixter International, Inc.(Æ) 5,435 530
Arista Networks, Inc.(Æ) 2,393 534
Avnet, Inc. 5,180 189
Bel Fuse, Inc. Class B 10,109 175
Black Knight, Inc.(Æ) 32,060 2,145
Bottomline Technologies, Inc.(Æ) 18,772 1,006
CACI International, Inc. Class A(Æ) 13,496 3,609
Calix, Inc.(Æ) 8,224 75
Cars.com, Inc.(Æ) 17,386 203
Cognex Corp. 13,322 679

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
78 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cohu, Inc. 19,877 445
CommScope Holding Co., Inc.(Æ) 12,494 152
Cornerstone OnDemand, Inc.(Æ) 28,475 1,674
Cypress Semiconductor Corp. 21,154 494
Daily Journal Corp.(Æ)(Ñ) 3,285 903
Descartes Systems Group, Inc. (The)(Æ) 38,106 1,708
Diodes, Inc.(Æ) 27,037 1,396
Dolby Laboratories, Inc. Class A 26,501 1,838
Donnelley Financial Solutions, Inc.(Æ) 50,942 462
Dynatrace, Inc.(Æ) 39,021 1,222
Entegris, Inc. 66,938 3,465
Envestnet, Inc.(Æ) 42,297 3,336
EPAM Systems, Inc.(Æ) 25,533 5,825
Everbridge, Inc.(Æ)(Ñ) 9,092 824
Fabrinet(Æ) 6,748 425
FireEye, Inc.(Æ) 67,932 1,086
Five9, Inc.(Æ) 42,204 3,027
Fortinet, Inc.(Æ) 26,676 3,077
Gartner, Inc.(Æ) 7,887 1,268
Genpact, Ltd. 55,716 2,467
GoDaddy, Inc. Class A(Æ) 26,424 1,776
Graham Corp. 7,573 138
GrubHub, Inc.(Æ)(Ñ) 18,303 991
Guidewire Software, Inc.(Æ) 16,464 1,852
IAC/InterActiveCorp(Æ) 4,961 1,208
II-VI, Inc.(Æ) 48,518 1,633
InterXion Holding NV(Æ) 8,194 713
IPG Photonics Corp.(Æ) 1,991 254
Jabil Circuit, Inc. 6,244 243
Kimball Electronics, Inc.(Æ) 20,844 337
Kopin Corp.(Æ) 62,600 26
Leidos Holdings, Inc. 17,096 1,718
LiveRamp Holdings, Inc.(Æ) 20,764 836
LogMeIn, Inc. 9,678 832
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,670 161
ManTech International Corp. Class A 47,102 3,781
Marvell Technology Group, Ltd. 34,667 833
Medallia, Inc.(Æ)(Ñ) 42,216 1,191
Monolithic Power Systems, Inc. 12,574 2,152
NCR Corp.(Æ) 47,065 1,587
NetApp, Inc. 15,271 815
Nice, Ltd. - ADR(Æ)(Ñ) 18,903 3,257
Nuance Communications, Inc.(Æ) 36,476 690
ON Semiconductor Corp.(Æ) 9,500 220
Onto Innovation, Inc.(Æ) 40,006 1,518
Open Text Corp. 34,766 1,564
Perspecta, Inc. 41,959 1,178
Plexus Corp.(Æ) 47,701 3,393
Power Integrations, Inc. 8,699 850
Progress Software Corp. 53,967 2,436
Proofpoint, Inc.(Æ) 11,203 1,376
PTC, Inc.(Æ) 28,158 2,341
Qualys, Inc.(Æ)(Ñ) 11,825 1,014
Rambus, Inc.(Æ) 18,176 288
RealPage, Inc.(Æ) 33,326 1,945
Rogers Corp.(Æ) 8,570 1,009
Silicon Motion Technology Corp. - ADR 63,161 2,898
Simulations Plus, Inc. 16,354 533
Skyworks Solutions, Inc. 14,016 1,586
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
SolarWinds Corp.(Æ)(Ñ) 39,550 748
SPS Commerce, Inc.(Æ) 28,968 1,646
Super Micro Computer, Inc.(Æ) 149,629 4,184
SYNNEX Corp. 9,975 1,374
Take-Two Interactive Software, Inc.(Æ) 5,769 719
Tower Semiconductor, Ltd.(Æ) 55,395 1,229
TTM Technologies, Inc.(Æ) 22,640 326
Tyler Technologies, Inc.(Æ) 9,589 3,104
Verint Systems, Inc.(Æ) 16,264 943
Viavi Solutions, Inc. Class W(Æ) 92,133 1,299
Virtusa Corp.(Æ) 27,802 1,158
119,904
Utilities - 4.6%
Alliant Energy Corp. 6,259 372
American States Water Co. 15,862 1,405
American Water Works Co., Inc. 9,200 1,253
Atmos Energy Corp. 4,700 550
Avista Corp. 10,712 545
Clearway Energy, Inc.(Æ) 9,900 205
CMS Energy Corp. 55,467 3,800
CNX Resources Corp.(Æ) 23,071 167
Cogent Communications Holdings, Inc. 20,249 1,436
Consolidated Communications Holdings, Inc.
(Æ) 37,310 180
El Paso Electric Co. 24,477 1,667
Essential Utilities, Inc. 21,707 1,127
GCI Liberty, Inc. Class A(Æ) 52,808 3,864
Iridium Communications, Inc.(Æ)(Ñ) 18,102 463
j2 Global, Inc. 23,743 2,276
MDU Resources Group, Inc. 83,697 2,478
National Fuel Gas Co. 2,628 113
NorthWestern Corp. 20,776 1,599
OGE Energy Corp. 4,306 197
ONE Gas, Inc. 9,629 910
Pinnacle West Capital Corp. 7,186 702
Portland General Electric Co. 8,773 540
Rattler Midstream, LP 61,044 921
RingCentral, Inc. Class A(Æ) 18,206 3,743
Rosehill Resources, Inc. Class A(Æ) 195,538 207
SilverBow Resources, Inc.(Æ) 16,262 87
South Jersey Industries, Inc. 19,602 604
Southwest Gas Holdings, Inc. 4,796 362
Spok Holdings, Inc. 13,367 142
Telephone & Data Systems, Inc. 7,372 167
UGI Corp. 14,991 623
Viper Energy Partners, LP 38,627 842
Vistra Energy Corp. 163,083 3,673
Whiting Petroleum Corp.(Æ)(Ñ) 41,888 190
Zayo Group Holdings, Inc.(Æ) 15,307 532
37,942
Total Common Stocks
(cost $535,017) 797,933
Warrants & Rights - 0.0%
Pan American Silver Corp.(Æ)(Ñ)
2020 Rights 191,576 127
Total Warrants & Rights
(cost $41) 127

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 79
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Short-Term Investments - 2.3%
U.S. Cash Management Fund(@) 18,617,469
(∞)
18,625
Total Short-Term Investments
(cost $18,624) 18,625
Other Securities - 6.7%
U.S. Cash Collateral Fund(×)(@) 55,321,374
(∞)
55,321
Total Other Securities
(cost $55,321) 55,321
Total Investments 106.5%
(identified cost $609,003) 872,006
Other Assets and Liabilities, Net
- (6.5%)
(53,504)
Net Assets - 100.0%
818,502

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
80 Tax-Managed U.S. Mid & Small Cap Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical Expedient
(a) Total
Common Stocks
Consumer Discretionary $ 119,143 $ — $ —
$ —
$ 119,143
Consumer Staples 21,022 — —
—
21,022
Energy 16,281 — —
—
16,281
Financial Services 205,411 — —
—
205,411
Health Care 90,145 — —
—
90,145
Materials and Processing 62,031 — 6
—
62,037
Producer Durables 126,048 — —
—
126,048
Technology 119,904 — —
—
119,904
Utilities 37,942 — —
—
37,942
Warrants & Rights 127 — —
—
127
Short-Term Investments — — —
18,625
18,625
Other Securities — — —
55,321
55,321
Total Investments $ 798,054 $ — $ 6 $ 73,946 $ 872,006
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2020, were less than 1% of net assets.

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.7%
Argentina - 0.2%
Globant SA(Æ) 11,264 1,382
Grupo Financiero Galicia SA - ADR 60,524 869
Pampa Energia SA - ADR(Æ) 60,172 792
YPF SA - ADR 101,213 950
3,993
Australia - 1.7%
AGL Energy, Ltd. 14,312 189
Amcor, Ltd. Class A 348,567 3,634
AMP, Ltd. 516,947 622
Aristocrat Leisure, Ltd. 30,273 715
ASX, Ltd. - ADR 12,247 690
Australia & New Zealand Banking
Group, Ltd. - ADR 79,063 1,342
Bank of Queensland, Ltd. 155,464 786
Bendigo & Adelaide Bank, Ltd. 30,928 213
BHP Group PLC 47,929 1,050
BHP Group, Ltd. - ADR 12,620 325
Brambles, Ltd. 49,893 415
Challenger, Ltd. 130,453 764
Commonwealth Bank of Australia - ADR 38,427 2,154
CSL, Ltd. 16,595 3,394
Dexus Property Group(Æ)(ö) 52,829 443
Fortescue Metals Group, Ltd. 42,690 320
Goodman Group(ö) 71,710 703
GPT Group (The)(ö) 104,066 413
LendLease Group 148,353 1,772
Macquarie Group, Ltd. 5,472 521
Mirvac Group(ö) 279,335 625
National Australia Bank, Ltd. - ADR 34,859 594
Rio Tinto PLC 25,226 1,359
Rio Tinto, Ltd. - ADR 20,684 1,347
Scentre Group(ö) 339,661 866
Sonic Healthcare, Ltd. 29,908 623
South32, Ltd. Class B 578,127 990
Stockland(ö) 77,317 251
Suncorp Group, Ltd. 82,342 699
Transurban Group - ADR(Æ) 66,903 693
Wesfarmers, Ltd.(Æ) 42,966 1,276
Westpac Banking Corp. 88,261 1,463
Woolworths Group, Ltd. 35,586 976
32,227
Austria - 0.3%
Andritz AG 87,757 3,459
Erste Group Bank AG 24,489 899
Raiffeisen Bank International AG 33,357 761
UNIQA Insurance Group AG 49,228 466
Voestalpine AG 26,786 650
6,235
Belgium - 0.3%
Ageas 20,740 1,143
Colruyt SA 511 26
Groupe Bruxelles Lambert SA 8,507 855
KBC Groep NV 38,421 2,811
Solvay SA 6,181 637
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UCB SA 9,130 841
6,313
Bermuda - 0.1%
NWS Holdings, Ltd. 907,000 1,165
Brazil - 1.7%
B2W Cia Digital(Æ) 127,046 2,112
B3 SA - Brasil Bolsa Balcao 92,416 1,040
Banco Bradesco SA - ADR 39,758 303
Braskem SA - ADR 2,210 32
BRF SA(Æ) 232,762 1,660
Centrais Eletricas Brasileiras SA
- ADR(Æ) 213,125 1,942
Centrais Eletricas Brasileiras SA 42,103 386
Cia de Saneamento Basico do Estado de
Sao Paulo - ADR(Æ) 152,292 2,156
Cia de Saneamento de Minas
Gerais -COPASA 19,464 306
Cosan SA 43,279 805
Embraer SA(Æ) 154,689 655
Hapvida Participacoes e Investimentos
SA(Þ) 176,800 2,480
Hypermarcas SA(Æ) 31,472 261
IRB- Brasil Resseguros SA 186,226 1,949
Itau Unibanco Holding SA - ADR 201,521 1,534
Light SA 239,887 1,283
Minerva SA(Æ) 593,945 1,655
Petrobras Distribuidora SA 100,030 673
Petroleo Brasileiro SA - ADR(Æ) 201,679 2,774
Rumo SA(Æ) 659,422 3,573
YDUQS Part 260,826 3,211
30,790
Canada - 3.8%
Algonquin Power & Utilities Corp. 221,602 3,392
Alimentation Couche-Tard, Inc. Class B 22,168 741
Bank of Montreal 34,374 2,622
Bank of Nova Scotia (The) 25,189 1,376
BCE, Inc. 8,050 379
BEX Portfolio LLC(Æ) 123,794 1,435
Brookfield Asset Management, Inc.
Class A 39,595 2,423
CAE, Inc. 168,438 4,995
Canadian Imperial Bank of Commerce 23,281 1,899
Canadian National Railway Co. 70,079 6,548
Canadian Natural Resources, Ltd. 77,719 2,186
Canadian Pacific Railway, Ltd. 4,758 1,264
CCL Industries, Inc. Class B 1,170 49
Celestica, Inc.(Æ) 349,192 3,157
Cenovus Energy, Inc. 181,934 1,584
CGI Group, Inc.(Æ) 3,049 233
Dollarama, Inc. 6,447 220
Enbridge, Inc. 20,616 838
Fortis, Inc. 48,778 2,127
George Weston, Ltd. 9,558 770
Great-West Lifeco , Inc. 46,302 1,200
Healthcare Realty Trust, Inc.(Æ)(ö) 100 2
Husky Energy, Inc. 95,863 624
Hydro One, Ltd.(Þ) 60,231 1,224
iA Financial Corp., Inc. 8,194 451

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
82 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Imperial Oil, Ltd. 26,804 636
Intact Financial Corp. 6,341 687
Loblaw Cos., Ltd. 13,454 704
Lundin Mining Corp. 37,497 197
Magna International, Inc. Class A 22,403 1,136
Manulife Financial Corp. 39,026 760
Metro, Inc. Class A 28,332 1,155
National Bank of Canada 30,856 1,712
Nutrien , Ltd. 72,042 3,075
Open Text Corp. 11,610 523
Power Corp. of Canada 28,565 713
Power Financial Corp. 43,932 1,140
Restaurant Brands International, Inc. 10,135 618
RioCan Real Estate Investment Trust(ö) 18,925 388
Rogers Communications, Inc. Class B 47,536 2,380
Royal Bank of Canada - GDR 44,980 3,553
Sun Life Financial, Inc. 50,979 2,397
Suncor Energy, Inc. 38,386 1,173
TC Energy Corp.(Æ) 18,850 1,034
Teck Resources, Ltd. Class B 38,451 497
Toronto Dominion Bank 57,494 3,178
Trisura Group, Ltd.(Æ) 109 4
69,399
Cayman Islands - 0.1%
Meituan-Dianping Class B(Æ) 215,200 2,727
Chile - 0.2%
Banco de Chile - ADR 3 —
Banco de Credito e Inversiones 9,768 408
Enel Americas SA - ADR 100,412 984
Liberty Latin America, Ltd. Class C(Æ) 74,408 1,253
Sociedad Quimica y Minera de Chile
SA - ADR 20,596 579
3,224
China - 9.5%
3SBio, Inc. Class A(Æ)(Þ) 542,387 693
Agile Group Holdings, Ltd. 460,000 607
Agricultural Bank of China, Ltd. Class H 7,219,850 2,784
Alibaba Group Holding, Ltd. - ADR(Æ) 85,456 17,655
Anhui Conch Cement Co., Ltd. Class H 604,500 3,851
Baidu, Inc. - ADR(Æ) 8,470 1,047
Bank of China, Ltd. Class H 3,560,000 1,376
Bank of Communications Co., Ltd. Class
H 999,000 637
Beijing Sinnet Technology Co., Ltd
Class A 641,000 1,918
Bilibili , Inc. - ADR(Æ) 171,810 3,703
China CITIC Bank Corp., Ltd. Class H 1,978,066 1,030
China Communications Construction Co.,
Ltd. Class H 359,442 253
China Communications Services Corp.,
Ltd. Class H 784,000 525
China Construction Bank Corp. Class H 7,075,205 5,367
China Evergrande Group 315,000 693
China Medical System Holdings, Ltd. 653,000 870
China Mengniu Dairy Co., Ltd.(Æ) 440,015 1,607
China Merchants Bank Co., Ltd. Class A 184,000 930
China Merchants Bank Co., Ltd. Class H 152,500 735
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Minsheng Banking Corp., Ltd.
Class H 963,000 672
China Mobile, Ltd. 291,500 2,387
China National Building Material Co.,
Ltd. Class H 1,418,672 1,352
China Oriental Group Co., Ltd. 1,764,000 603
China Pacific Insurance Group Co., Ltd.
Class H 119,200 397
China Resources Gas Group, Ltd. 186,000 978
China Resources Land, Ltd. 332,968 1,386
China Resources Pharmaceutical Group,
Ltd.(Þ) 1,515,794 1,267
China Resources Power Holdings Co.,
Ltd. 5,085,913 6,817
China Shenhua Energy Co., Ltd. Class H 227,000 399
China Telecom Corp., Ltd. Class H 2,580,000 1,002
China Tower Corp., Ltd. Class H(Þ) 4,646,000 966
China Unicom Hong Kong, Ltd. 3,198,113 2,666
China Vanke Co., Ltd. Class A 174,500 695
Chongqing Rural Commercial Bank Co.,
Ltd. Class H 755,059 345
CIFI Holdings Group Co., Ltd. 6,332,145 4,343
COSCO SHIPPING Energy
Transportation Co., Ltd. Class A 972,800 761
Country Garden Holdings Co., Ltd. 405,000 513
CRRC Corp., Ltd. 4,429,400 2,903
CSPC Pharmaceutical Group, Ltd. 500,000 1,105
ENN Energy Holdings, Ltd. 139,100 1,619
Focus Media Information Technology
Co., Ltd. Class A 1,093,000 893
Geely Automobile Holdings, Ltd. 1,706,201 2,721
GF Securities Co., Ltd. Class H 608,200 664
Greentown China Holdings, Ltd. 1,442,000 1,713
Guangdong Haid Group Co., Ltd. Class
A 177,759 862
Guangdong Wens Foodstuff Group Co.,
Ltd. Class A 330,520 1,534
Guangzhou Automobile Group Co., Ltd.
Class H 4,096,000 4,112
Haitong Securities Co., Ltd. Class H 901,200 872
Hangzhou Hikvision Digital Technology
Co., Ltd. Class A 164,277 819
Hangzhou Robam Appliances Co., Ltd.
Class A 204,823 942
Han's Laser Technology Industry Group
Co., Ltd. Class A 153,590 944
Hua Hong Semiconductor, Ltd.(Þ) 823,322 1,967
Huaneng Power International, Inc. Class
H 1,918,000 907
Huaneng Renewables Corp., Ltd. Class
H 2,446,000 1,005
Huaxin Cement Co., Ltd. Class A 801,183 2,339
Industrial & Commercial Bank of China,
Ltd. Class H 3,339,000 2,222
Industrial Bank Co., Ltd. Class A 969,527 2,487
Kunlun Energy Co., Ltd. 752,000 582
Lenovo Group, Ltd. 6,771,312 4,414
Li Ning Co., Ltd. 370,000 1,085
Longfor Group Holdings, Ltd.(Þ) 146,500 617

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 83
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Luxshare Precision Industry Co., Ltd.
Class A 484,380 3,114
Maanshan Iron & Steel Co., Ltd. Class
A(Æ) 1,947,200 779
Momo , Inc. - ADR 80,548 2,465
New Oriental Education & Technology
Group - ADR(Æ) 16,327 1,985
Offshore Oil Engineering Co., Ltd. Class
A 1,876,925 1,885
PetroChina Co., Ltd. Class H 6,184,377 2,724
PICC Property & Casualty Co., Ltd.
Class H 1,370,000 1,463
Ping An Insurance Group Co. of China,
Ltd. Class A 304,290 3,534
Ping An Insurance Group Co. of China,
Ltd. Class H 374,080 4,232
Poly Real Estate Group Co., Ltd. Class A 791,000 1,639
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 541,000 336
SAIC Motor Corp., Ltd. Class A 354,947 1,115
Sany Heavy Industry Co., Ltd. Class A 1,725,100 3,738
Shanghai Pharmaceuticals Holding Co.,
Ltd. Class H 731,570 1,361
SINA Corp.(Æ) 2,673 104
Sinopec Engineering Group Co., Ltd.
Class H 1,821,000 979
Sunac China Holdings, Ltd. 122,866 592
TAL Education Group - ADR 51,032 2,546
Tencent Holdings, Ltd. 336,650 15,986
Times Neighborhood Holdings Ltd.(Æ) 2,631,598 1,633
Times Property Holdings, Ltd. 1,293,164 2,260
Tingyi Cayman Islands Holding Corp. 238,000 398
Trip.com Group, Ltd. - ADR(Æ) 109,126 3,506
Weibo Corp. - ADR(Æ) 15,049 641
Weichai Power Co., Ltd. Class H 1,666,407 2,916
Zhuzhou CRRC Times Electric Co., Ltd.
Class H 408,900 1,371
176,460
Colombia - 0.1%
Bancolombia SA - ADR 10,887 571
Interconexion Electrica SA ESP 143,736 790
1,361
Denmark - 1.4%
AP Moller - Maersk A/S Class B 6,648 7,967
Carlsberg A/S Class B 13,422 1,964
Chr Hansen Holding A/S 13,970 1,042
Coloplast A/S Class B 6,998 882
Danske Bank A/S 186,357 3,112
DSV A/S 5,558 605
GN Store Nord A/S 6,464 321
Novo Nordisk A/S Class B 101,820 6,216
Scandinavian Tobacco Group A/S(Þ) 258,808 3,394
Tryg A/S 10,952 332
William Demant Holding A/S(Æ) 6,818 221
26,056
Finland - 0.4%
Elisa OYJ Class A 10,297 619
Fortum OYJ 5,691 138
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kone OYJ Class B 13,925 899
Neste OYJ 3,651 145
Nordea Bank AB 147,660 1,163
Sampo OYJ Class A 25,622 1,161
Stora Enso OYJ Class R 53,056 691
Tikkurila OYJ 94,785 1,634
UPM- Kymmene OYJ 35,348 1,118
7,568
France - 7.0%
Accor SA 15,306 628
Air Liquide SA Class A 52,058 7,541
Airbus Group SE 5,064 747
Amundi SA(Þ) 86,778 7,078
Arkema SA 3,773 347
AXA SA 98,689 2,629
bioMerieux 6,339 629
BNP Paribas SA 31,290 1,664
Bouygues SA - ADR 84,674 3,342
Bureau Veritas SA 105,820 2,921
Carrefour SA 44,151 749
Christian Dior SE 2,234 1,046
Cie Generale des Etablissements
Michelin SCA Class B 29,918 3,480
Compagnie de Saint-Gobain SA 8,814 333
Covivio (ö) 2,751 327
Credit Agricole SA 96,307 1,304
Danone SA 100,080 8,015
Dassault Systemes SE 4,542 788
Eiffage SA 6,263 727
Electricite de France SA 92,862 1,145
Engie SA 260,916 4,492
EssilorLuxottica SA 11,298 1,677
Faurecia SE 33,406 1,595
Gecina SA(ö) 4,102 776
Getlink SE 29,185 516
Hermes International 1,584 1,187
Klepierre SA - GDR(ö) 20,057 683
Legrand SA - ADR 11,327 909
L'Oreal SA 17,174 4,812
LVMH Moet Hennessy Louis Vuitton
SE - ADR 7,276 3,179
Natixis SA 151,136 639
Pernod Ricard SA 8,749 1,517
Publicis Groupe SA - ADR 140,095 6,220
Renault SA 18,240 709
Rexel SA Class H 637,982 7,644
Safran SA 27,808 4,496
Sanofi - ADR 180,076 17,366
Schneider Electric SE 87,575 8,778
SCOR SE - ADR 106,086 4,519
Societe Generale SA 45,689 1,478
Teleperformance - GDR 2,067 520
Total SA 88,683 4,322
Unibail - Rodamco -Westfield(ö) 4,562 619
Valeo SA 14,415 429
Veolia Environnement SA 19,470 576
Vicat SA 56,220 2,343
Vinci SA 11,859 1,314
Vivendi SA - ADR 31,434 861

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
84 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Worldline SA(Æ)(Þ) 1,765 125
129,741
Georgia - 0.0%
Bank of Georgia Group PLC 39,818 795
Germany - 3.9%
adidas AG 16,324 5,167
Allianz SE 17,423 4,177
Aroundtown SA 88,042 834
BASF SE 114,853 7,791
Bayer AG 40,279 3,252
Beiersdorf AG 10,722 1,218
BMW US Capital LLC 85,483 6,109
Brenntag AG 11,836 615
Continental AG 5,100 583
Covestro AG(Þ) 59,998 2,538
Delivery Hero AG(Æ) 34,101 2,633
Deutsche Bank AG 182,209 1,672
Deutsche Boerse AG 29,233 4,768
Deutsche Post AG 29,260 1,025
Deutsche Telekom AG 60,032 973
Deutsche Wohnen SE 21,758 922
Fresenius SE & Co. KGaA 14,500 743
GEA Group AG 126,440 3,795
Hannover Rueck SE 6,673 1,300
HeidelbergCement AG 31,956 2,172
Henkel AG & Co. KGaA 6,265 581
Infineon Technologies AG - ADR 2,021 44
Muenchener Rueckversicherungs-
Gesellschaft AG 13,840 4,084
SAP SE - ADR 28,881 3,779
SAP SE - ADR - ADR 13,106 1,714
Siemens AG 50,014 6,194
Symrise AG 7,412 764
TUI AG 60,233 616
Uniper SE 13,347 438
Vonovia SE 13,982 799
71,300
Greece - 0.2%
Eurobank Ergasias SA(Æ) 2,840,567 2,597
National Bank of Greece(Æ) 407,186 1,289
3,886
Hong Kong - 2.0%
AIA Group, Ltd. 631,800 6,228
Bank of East Asia, Ltd. (The) 473,000 1,020
Brilliance China Automotive Holdings,
Ltd. 880,002 780
Champion REIT(Æ)(ö) 194,000 117
China Agri-Industries Holdings, Ltd. 2,156,000 1,155
China Everbright , Ltd. 660,000 1,004
China Jinmao Holdings Group, Ltd. 1,498,000 1,003
China Mobile, Ltd. - ADR 1,388 57
China Resources Cement Holdings, Ltd. 1,692,000 1,895
China Taiping Insurance Holdings Co.,
Ltd. 588,400 1,223
China Unicom Hong Kong, Ltd. - ADR 91,253 762
CITIC, Ltd. 691,000 776
CK Asset Holdings, Ltd. 660,931 4,221
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CK Infrastructure Holdings, Ltd. 127,500 887
CLP Holdings, Ltd. 66,727 693
Hang Lung Properties, Ltd. - ADR 229,000 477
Henderson Land Development Co., Ltd. 75,867 340
HK Electric Investments & HK Electric
Investments, Ltd. 750,000 747
Hong Kong & China Gas Co., Ltd. 419,401 803
Hongkong Land Holdings, Ltd. 126,300 667
Jardine Matheson Holdings, Ltd. 4,000 223
Jardine Strategic Holdings, Ltd. 17,700 540
Lee & Man Paper Manufacturing, Ltd. 1,289,000 890
Link Real Estate Investment Trust(ö) 93,247 940
MTR Corp., Ltd. 236,471 1,324
New World Development Co., Ltd. 550,000 686
Nine Dragons Paper Holdings, Ltd. 325,000 307
Power Assets Holdings, Ltd. 98,500 710
Sun Hung Kai Properties, Ltd. 78,000 1,081
Swire Pacific, Ltd. Class A 57,745 506
Swire Properties, Ltd. 146,800 454
WH Group, Ltd.(Þ) 3,126,282 2,962
Wharf Holdings, Ltd. (The) 207,001 511
Wharf Real Estate Investment Co., Ltd. 118,878 611
36,600
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC 32,328 273
OTP Bank PLC 53,665 2,489
2,762
India - 3.0%
ACC, Ltd. 23,120 485
Axis Bank, Ltd. 40,006 407
Bharti Infratel , Ltd. 1,029,478 3,583
Britannia Industries, Ltd. 23,516 1,050
Cipla , Ltd. 7,137 45
GAIL India, Ltd. 1,163,147 1,964
HDFC Bank, Ltd. - ADR 59,530 3,410
Hindustan Unilever, Ltd. 17,126 488
Housing Development Finance Corp.,
Ltd. 458,910 15,526
ICICI Bank, Ltd. 803,766 5,896
ICICI Bank, Ltd. - ADR 176,292 2,570
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 112,451 2,072
Infosys, Ltd. - ADR 288,149 3,158
LIC Housing Finance, Ltd. 175,431 1,071
Petronet LNG, Ltd. 229,530 857
Reliance Industries, Ltd. - GDR(Þ) 78,033 3,053
Reliance Industries, Ltd. 72,827 1,441
State Bank of India(Æ) 950,308 4,217
State Bank of India - GDR(Æ) 14,884 659
United Spirits, Ltd.(Æ) 268,067 2,315
Vedanta, Ltd. 555,573 1,074
55,341
Indonesia - 0.4%
Bank Central Asia Tbk PT 1,185,704 2,786
Bank Negara Indonesia Persero Tbk PT 3,520,631 1,845
Bank Rakyat Indonesia Persero Tbk PT 2,058,500 668
Indah Kiat Pulp & Paper Corp. Tbk PT 2,320,200 1,138

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 85
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tambang Batubara Bukit Asam Persero
Tbk PT 5,074,400 814
United Tractors Tbk PT 257,400 360
7,611
Ireland - 1.3%
AerCap Ireland Capital, Ltd. / AerCap
Global Aviation Trust(Æ) 7,284 412
Allegion PLC 51,898 6,711
Bank of Ireland Group PLC 768,027 3,748
CRH PLC 18,909 712
Kerry Group PLC Class A 34,396 4,414
Linde PLC 33,106 6,768
Medtronic PLC 10,118 1,168
23,933
Isle of Man - 0.1%
NEPI Rockcastle PLC 203,289 1,673
Israel - 0.2%
Bank Hapoalim BM 232,601 1,997
Bank Leumi Le-Israel BM 168,961 1,217
Israel Discount Bank, Ltd. Class A 48,858 222
Mizrahi Tefahot Bank, Ltd. 27,841 759
Nice, Ltd.(Æ) 600 103
4,298
Italy - 1.3%
Assicurazioni Generali SpA 70,332 1,371
Atlantia SpA 16,850 414
Davide Campari-Milano SpA 22,470 217
Enel SpA 1,594,997 13,899
ENI SpA - ADR 113,668 1,594
Intesa Sanpaolo SpA 335,770 835
Mediobanca Banca di Credito
Finanziario SpA 63,466 633
Poste Italiane SpA (Þ) 32,618 373
Saipem SpA (Æ) 85,760 356
Snam Rete Gas SpA 61,480 330
Telecom Italia SpA (Æ) 1,453,199 782
Terna Rete Elettrica Nazionale SpA 123,633 863
UniCredit SpA 180,288 2,410
Unipol Gruppo Finanziario SpA 111,971 571
24,648
Japan - 12.4%
Aeon Co., Ltd. 21,600 441
Aisin Seiki Co., Ltd. 19,000 629
Ajinomoto Co., Inc. 45,000 742
Alfresa Holdings Corp. 2,400 48
Aozora Bank, Ltd. 25,600 688
As One Corp. 15,674 1,423
Asahi Group Holdings, Ltd. 10,400 483
Asahi Kasei Corp. 82,900 846
BML, Inc. 133,500 3,776
Bridgestone Corp. 26,700 943
Canon, Inc. 49,500 1,304
Central Japan Railway Co. 7,800 1,526
Chiba Bank, Ltd. (The) 227,600 1,228
Concordia Financial Group, Ltd. 81,600 305
Cosel Co., Ltd. 128,577 1,332
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dai Nippon Printing Co., Ltd. 12,000 332
Dai-ichi Life Holdings, Inc. 224,085 3,315
Daiichi Sankyo Co., Ltd. 7,300 494
Daikin Industries, Ltd. 200 28
Daiseki Co., Ltd. 62,800 1,673
Daito Trust Construction Co., Ltd. 6,200 730
Daiwa House Industry Co., Ltd. 13,200 415
Daiwa Securities Group, Inc. 193,700 981
Denso Corp. 14,300 580
East Japan Railway Co. 11,500 1,018
Ebara Corp. 125,500 3,456
Electric Power Development Co., Ltd. 28,400 639
FamilyMart UNY Holdings Co., Ltd. 3,200 70
Fuji Heavy Industries, Ltd. 19,500 486
FUJIFILM Holdings Corp. 15,021 743
Fujitsu, Ltd. 105,814 11,231
Fukuoka Financial Group, Inc. 94,900 1,631
Fukushima Industries Corp. 51,900 1,858
Hankyu Hanshin Holdings, Inc. 10,300 418
Hirose Electric Co., Ltd. 17,300 2,151
Hitachi Metals, Ltd. 769,900 11,961
Hitachi, Ltd. 12,000 458
Hogy Medical Co., Ltd. 30,000 1,026
Honda Motor Co., Ltd. 543,265 13,875
Hoshizaki Corp. 30,100 2,765
Hoya Corp. 12,400 1,192
Icom , Inc. 21,900 506
Idemitsu Kosan Co., Ltd. 22,400 559
Iida Group Holdings Co., Ltd. 168,900 2,846
Inpex Corp. 804,800 7,538
Isuzu Motors, Ltd. 185,600 1,816
ITOCHU Corp. 92,918 2,168
J Front Retailing Co., Ltd. 55,700 670
Japan Post Holdings Co., Ltd. 79,400 721
Japan Real Estate Investment Corp.(ö) 126 918
Japan Retail Fund Investment Corp.(ö) 192 411
Japan Tobacco, Inc. 47,100 997
JFE Holdings, Inc. 65,500 769
JX Holdings, Inc. 1,252,100 5,344
Kajima Corp. 12,500 158
Kamigumi Co., Ltd. 16,000 341
Kansai Electric Power Co., Inc. (The) 81,300 911
Kao Corp. 7,100 567
KDDI Corp. 48,500 1,445
Keio Corp. 4,000 228
Keisei Electric Railway Co., Ltd. 8,400 303
Keyence Corp. 9,800 3,323
Kintetsu Group Holdings Co., Ltd. 12,000 632
Kirin Holdings Co., Ltd. 11,400 249
Komatsu, Ltd. 17,300 380
Konica Minolta, Inc. 148,000 916
Kyushu Electric Power Co., Inc. 14,700 120
LIXIL Group Corp. 36,900 612
Marubeni Corp. 66,000 474
Medipal Holdings Corp. 2,600 55
MEIJI Holdings Co., Ltd. 11,800 828
Mitsubishi Chemical Holdings Corp. 43,600 314
Mitsubishi Corp. 82,700 2,123
Mitsubishi Electric Corp. 13,900 192
Mitsubishi Estate Co., Ltd. 32,600 639

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
86 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mitsubishi Gas Chemical Co., Inc. 98,900 1,491
Mitsubishi Heavy Industries, Ltd. 20,000 725
Mitsubishi Motors Corp. 266,400 983
Mitsubishi UFJ Financial Group, Inc. 237,300 1,214
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 118,500 744
Mitsui & Co., Ltd. 273,000 4,860
Mitsui Fudosan Co., Ltd. 27,700 732
Mizuho Financial Group, Inc. 1,490,700 2,198
MS&AD Insurance Group Holdings, Inc. 110,100 3,643
Nagoya Railroad Co., Ltd. 10,000 294
Nakanishi, Inc. 6,477 115
NEC Corp. 11,900 533
NGK Spark Plug Co., Ltd. 20,200 352
Nidec Corp. 2,800 354
Nintendo Co., Ltd. 1,175 435
Nippon Building Fund, Inc.(ö) 41 331
Nippon Prologis REIT, Inc.(Æ)(ö) 302 866
Nippon Steel Corp. 79,700 1,099
Nippon Telegraph & Telephone Corp. 92,600 2,358
Nitori Holdings Co., Ltd. 9,600 1,496
Nitto Denko Corp. 16,000 883
NTT DOCOMO, Inc. 51,299 1,468
Obayashi Corp. 45,900 502
Obic Co., Ltd. 300 41
Oji Holdings Corp. 134,900 681
Oriental Land Co., Ltd. 5,700 744
ORIX Corp. 79,235 1,339
Osaka Gas Co., Ltd. 35,700 601
Otsuka Holdings Co., Ltd. 20,600 911
Panasonic Corp. 171,600 1,706
Paramount Bed Holdings Co., Ltd. 30,600 1,266
Qol Holdings Co., Ltd. 180,400 2,359
Recruit Holdings Co., Ltd. 21,900 857
Resona Holdings, Inc. 584,900 2,400
Ricoh Co., Ltd. 82,300 931
Rinnai Corp. 14,200 1,014
Secom Co., Ltd. 27,063 2,383
Secom Joshinetsu Co., Ltd. 33,075 1,216
Sekisui Chemical Co., Ltd. 43,400 720
Sekisui House, Ltd. 45,700 985
Seven & i Holdings Co., Ltd. 36,800 1,411
Shimadzu Corp. 3,000 84
Shimano, Inc. 5,287 810
Shin-Etsu Chemical Co., Ltd. 46,300 5,271
Shinsei Bank, Ltd. 43,000 655
Shionogi & Co., Ltd. 11,900 707
SoftBank Group Corp. 25,584 1,036
Sojitz Corp. 110,200 347
Sompo Japan Nipponkoa Holdings, Inc. 80,601 3,007
Sony Corp. 32,900 2,312
Stanley Electric Co., Ltd. 25,300 648
Sumitomo Chemical Co., Ltd. 69,000 293
Sumitomo Corp. 45,600 680
Sumitomo Electric Industries, Ltd. 59,200 783
Sumitomo Mitsui Financial Group, Inc. 179,502 6,291
Sumitomo Realty & Development Co.,
Ltd. 13,800 509
Suntory Beverage & Food, Ltd. 18,000 762
Suzuki Motor Corp. 15,800 717
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
T&D Holdings, Inc. 90,200 954
Takashimaya Co., Ltd. 84,100 897
Takeda Pharmaceutical Co., Ltd. 18,600 714
Terumo Corp. 2,600 93
Toho Co., Ltd. 7,300 269
Toho Holdings Co., Ltd. 63,100 1,300
Tokio Marine Holdings, Inc. 51,000 2,761
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 109,100 431
Tokyo Gas Co., Ltd. 39,200 859
Toray Industries, Inc. 108,700 721
Tosoh Corp. 36,000 505
Toyota Industries Corp. 6,400 345
Toyota Motor Corp. 116,200 8,063
Toyota Tsusho Corp. 27,600 947
Transcosmos , Inc. 60,300 1,571
Trend Micro, Inc. 82,600 4,326
Unicharm Corp. 50,188 1,716
West Japan Railway Co. 17,400 1,466
Yahoo! Japan Corp. 1,539,300 6,046
Yamaguchi Financial Group, Inc. 61,000 365
Yamaha Motor Co., Ltd. 36,300 667
Yamato Kogyo Co., Ltd. - GDR 79,000 1,910
230,392
Jersey - 0.0%
Ferguson PLC 1 —
Kazakhstan - 0.1%
Halyk Bank JSC - GDR 168,161 2,449
Kenya - 0.1%
Equity Group Holdings, Ltd. 2,493,126 1,248
Luxembourg - 0.3%
ArcelorMittal SA(Æ) 42,023 620
Eurofins Scientific SE 7,198 3,878
Ternium SA - ADR 9,542 200
4,698
Malaysia - 0.2%
CIMB Group Holdings BHD 16,567 20
Genting BHD - ADR 620,200 830
Hong Leong Bank BHD 189,900 741
Hong Leong Financial Group BHD 13,014 51
Petronas Gas BHD 79,933 311
Public Bank BHD 212,900 963
RHB Capital BHD 234,600 326
3,242
Mexico - 0.9%
Alfa SAB de CV Class A 1,299,340 972
America Movil SAB de CV 2,622,037 2,177
Cemex SAB de CV 2,977,300 1,198
Grupo Aeroportuario del Sureste SAB de
CV Class B 41,326 794
Grupo Cementos de Chihuahua SAB
de CV 149,407 774
Grupo Financiero Banorte SAB de CV
Class O 106,441 654
Grupo Televisa SAB - ADR 520,760 5,791

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 87
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Megacable Holdings SAB de CV 243,485 906
Orbia Advance Corp. SAB de CV 834,164 1,952
Wal-Mart de Mexico SAB de CV 366,513 1,064
16,282
Morocco - 0.0%
Vivo Energy PLC(Þ) 53,884 80
Netherlands - 1.9%
ABN AMRO Bank NV(Þ) 51,248 891
Aegon NV 55,284 225
Akzo Nobel NV 8,786 829
ASML Holding NV 2,763 775
Exor NV 5,048 372
Heineken Holding NV 4,865 479
Heineken NV 77,345 8,419
ING Groep NV 373,698 4,056
Koninklijke Ahold Delhaize NV 63,830 1,568
Koninklijke KPN NV 1,050,914 2,950
NN Group NV 36,117 1,255
Prosus NV(Æ) 10,504 757
Randstad NV 8,819 506
Royal Dutch Shell PLC Class A 350,611 9,211
Wolters Kluwer NV 9,140 687
X5 Retail Group NV - GDR 41,991 1,539
34,519
New Zealand - 0.0%
Auckland International Airport, Ltd. 75,308 420
Meridian Energy, Ltd. 114,663 394
814
Norway - 0.6%
DNB ASA 37,922 662
Gjensidige Forsikring ASA 32,481 706
Norsk Hydro ASA 173,536 546
Orkla ASA 801,146 7,783
Statoil ASA Class N 34,416 626
10,323
Panama - 0.1%
Copa Holdings SA Class A 23,852 2,337
Peru - 0.0%
Credicorp , Ltd. 1,426 295
Philippines - 0.2%
Ayala Land, Inc. 756,900 615
Bank of the Philippine Islands 693,420 1,126
Jollibee Foods Corp. 392,160 1,473
3,214
Poland - 0.2%
Bank Millennium SA(Æ) 854,515 1,302
Bank Pekao SA 25,641 653
KGHM Polska Miedz SA(Æ) 47,773 1,123
Polski Koncern Naftowy ORLEN SA 6,442 126
Polskie Gornictwo Naftowe i
Gazownictwo SA 979,395 909
4,113
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Portugal - 0.1%
Energias de Portugal SA 367,626 1,844
Russia - 2.0%
Gazprom PJSC 498,463 1,766
Lukoil PJSC 95,509 9,779
Lukoil PJSC - ADR 28,977 2,947
MMC Norilsk Nickel PJSC 1,930 627
Moscow Exchange MICEX-RTS PJSC 780,609 1,342
Novatek PJSC - GDR 2,425 436
Novolipetsk Steel PJSC - GDR 79,846 1,723
Polyus PJSC - GDR 22,942 1,399
Rosneft Oil Co. PJSC 66,340 497
Rosneft Oil Co. PJSC - GDR 24,806 185
Sberbank of Russia PJSC - ADR 356,282 5,680
Sberbank of Russia PJSC Class T 318,628 1,255
Tatneft PJSC - ADR 51,549 3,695
Yandex NV Class A(Æ) 142,118 6,369
37,700
Singapore - 1.8%
Ascendas Real Estate Investment
Trust(ö) 661,400 1,519
BOC Aviation, Ltd.(Þ) 157,577 1,449
CapitaLand Mall Trust Class A(Æ)(ö) 156,400 287
CapitaLand, Ltd. 441,700 1,163
City Developments, Ltd. 54,900 418
DBS Group Holdings, Ltd. 291,000 5,339
Keppel Corp., Ltd. - ADR 156,200 761
Oversea-Chinese Banking Corp., Ltd. 168,169 1,319
Sembcorp Industries, Ltd. 472,300 727
Singapore Exchange, Ltd. 105,900 667
Singapore Press Holdings, Ltd. 610,800 894
Singapore Technologies Engineering,
Ltd. 271,800 807
Singapore Telecommunications, Ltd. 3,350,178 8,103
United Overseas Bank, Ltd. 105,400 1,955
UOL Group, Ltd. 123,700 718
Wilmar International, Ltd. 2,768,700 7,807
33,933
South Africa - 0.8%
Absa Group, Ltd. 74,802 681
Anglo American PLC 59,312 1,554
AngloGold Ashanti, Ltd. - ADR 35,470 722
Aspen Pharmacare Holdings, Ltd.(Æ) 106,892 817
Barloworld, Ltd. - ADR 127,437 792
Bidvest Group, Ltd. (The) 15,969 220
Discovery Holdings, Ltd. 85,072 660
Fortress REIT, Ltd. Class A(ö) 580,975 714
Foschini Group, Ltd. (The) 49,796 457
Investec PLC 119,212 658
Investec, Ltd. 115,014 645
MultiChoice Group, Ltd.(Æ) 3,816 27
Naspers, Ltd. Class N 10,942 1,797
Nedbank Group, Ltd. 136,961 1,788
Sanlam, Ltd. 129,410 638
Sasol, Ltd. - ADR 104,043 1,643
Standard Bank Group, Ltd. 62,667 653
14,466

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
88 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
South Korea - 5.1%
CJ Corp. 9,263 641
CLIO Cosmetics Co., Ltd. 16,279 319
Daelim Industrial Co., Ltd.(Æ) 5,369 361
E-MART, Inc. 9,370 863
Grand Korea Leisure Co., Ltd. 110,501 1,684
GS Engineering & Construction Corp. 42,505 987
Hana Financial Group, Inc. 153,546 4,226
Hanwha Corp. 31,263 562
Hanwha Life Insurance Co., Ltd. 985,293 1,674
HDC Hyundai Development Co-
Engineering & Construction Class E 64,612 1,122
Hotel Shilla Co., Ltd. 17,637 1,285
Hyundai Engineering & Construction
Co., Ltd. 17,823 566
Hyundai Motor Co. 44,979 4,670
Kangwon Land, Inc.(Æ) 139,723 3,211
KB Financial Group, Inc. 140,365 5,150
KB Financial Group, Inc. - ADR 14,261 521
KCC Corp. 2,824 474
KCC Glass Corp.(Æ) 2,653 76
Kia Motors Corp. 26,517 903
Korea Gas Corp. 32,145 874
Kumho Petrochemical Co., Ltd. 35,292 1,908
LG Chem , Ltd. 68 19
LG Corp. Class H 10,919 640
LG Household & Health Care, Ltd. 3,582 3,754
LG Uplus Corp. 77,245 853
Lotte Chemical Corp. 5,288 830
Lotte Confectionery Co., Ltd. 26,437 776
Lotte Shopping Co., Ltd. 6,302 603
NAVER Corp. 21,146 3,141
Ottogi Corp. 3,416 1,444
POSCO 40,086 7,255
Samsung C&T Corp. 8,705 785
Samsung Electro-Mechanics Co., Ltd. 19,840 2,038
Samsung Electronics Co., Ltd. 452,167 21,162
Samsung Engineering Co., Ltd.(Æ) 76,548 1,093
Samsung Fire & Marine Insurance Co.,
Ltd. 3,597 633
Samsung Life Insurance Co., Ltd. 16,469 948
Shinhan Financial Group Co., Ltd. 119,257 3,882
SK Hynix, Inc. 131,500 10,199
SK Innovation Co., Ltd. 7,843 847
SK Telecom Co., Ltd. 3,244 624
S-Oil Corp. 20,017 1,266
Woori Financial Group, Inc. 23,620 199
95,068
Spain - 0.9%
Abertis Infraestructuras SA(Æ)(Š) 27,820 200
Aena SA(Þ) 165 31
Amadeus IT Group SA Class A 7,185 563
Banco Bilbao Vizcaya Argentaria SA
- ADR 125,952 651
Banco de Sabadell SA - ADR 704,053 635
Banco Santander SA - ADR 193,180 764
Bankia SA 1,228,729 2,232
Bankinter SA 72,198 468
CaixaBank SA 458,656 1,340
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cellnex Telecom SA(Þ) 31,726 1,578
Enagas SA 28,865 778
Endesa SA - ADR 8,418 231
Ferrovial SA 25,530 810
Gas Natural SDG SA 23,314 615
Iberdrola SA 210,190 2,298
Industria de Diseno Textil SA 45,403 1,528
Red Electrica Corp. SA 30,835 616
Repsol SA - ADR 38,560 531
15,869
Sweden - 0.6%
Assa Abloy AB Class B 11,625 277
Bausch & Lomb, Inc.(Æ) 22,380 533
Essity Aktiebolag Class B 16,126 511
Hufvudstaden AB Class A 3,405 67
Industrivarden AB Class C 23,939 565
Investor AB Class B 9,580 525
L E Lundbergforetagen AB Class B 17,474 757
Skanska AB Class B 33,807 781
Svenska Cellulosa AB SCA Class B 5,320 53
Svenska Handelsbanken AB Class A 112,178 1,102
Swedbank AB Class A 77,081 1,182
Tele2 AB Class B 21,692 327
Telefonaktiebolaget LM Ericsson Class B 477,969 3,762
Volvo AB Class B 56,754 969
11,411
Switzerland - 7.0%
ABB, Ltd. 118,423 2,756
Adecco SA 9,859 580
Alcon, Inc.(Æ) 21,613 1,277
Baloise Holding AG 8,159 1,475
Chocoladefabriken Lindt & Spruengli
AG 271 2,700
Cie Financiere Richemont SA 45,327 3,306
Credit Suisse Group AG(Æ) 290,234 3,667
Geberit AG 3,210 1,693
Georg Fischer AG 393 386
Givaudan SA 370 1,221
Glencore PLC(Æ) 483,157 1,416
Idorsia , Ltd.(Æ) 1,338 43
Julius Baer Group, Ltd. 15,108 755
Kuehne & Nagel International AG 6,586 1,066
LafargeHolcim , Ltd.(Æ) 10,796 550
Lonza Group AG 163 67
Nestle SA 247,411 27,313
Novartis AG 215,754 20,409
Pargesa Holding SA 7,774 624
Partners Group Holding AG 1,029 944
Roche Holding AG 97,751 32,898
Schindler Holding AG 10,687 2,746
SGS SA 192 555
Sika AG 7,920 1,426
STMicroelectronics NV 67,677 1,894
Straumann Holding AG 153 146
Swiss Life Holding AG 3,422 1,720
Swiss Prime Site AG Class A(Æ) 11,151 1,362
Swiss Re AG 22,141 2,502
Swisscom AG 2,032 1,115
UBS Group AG(Æ) 636,507 7,906

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 89
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zurich Insurance Group AG 8,318 3,457
129,975
Taiwan - 3.9%
Catcher Technology Co., Ltd. 433,023 3,427
Cathay Financial Holding Co., Ltd. 627,000 838
Chailease Holding Co., Ltd. 90,640 376
Chang Hwa Commercial Bank, Ltd. 406,149 288
China Development Financial Holding
Corp. 1,711,000 522
China Life Insurance Co., Ltd.(Æ) 312,420 254
China Steel Corp. Class H 1,278,000 973
Chunghwa Telecom Co., Ltd. - ADR 11,428 409
CTBC Financial Holding Co., Ltd. 662,000 481
E.Sun Financial Holding Co., Ltd. 1,067,845 988
First Financial Holding Co., Ltd. 486,820 379
Formosa Chemicals & Fibre Corp. 300,000 837
Fubon Financial Holding Co., Ltd. 1,070,200 1,585
Globalwafers Co., Ltd. 154,000 1,999
Hiwin Technologies Corp. 182,586 1,826
Hon Hai Precision Industry Co., Ltd. 1,606,000 4,362
Hon Hai Precision Industry Co., Ltd.
- GDR 234,250 1,273
Hua Nan Financial Holdings Co., Ltd. 1,289,284 920
Largan Precision Co., Ltd. 10,421 1,623
Lite-On Technology Corp. 508,000 786
MediaTek , Inc. 365,193 4,645
Mega Financial Holding Co., Ltd. 636,000 662
Nanya Technology Corp. 1,064,000 2,690
Pou Chen Corp. Class B 550,000 635
Realtek Semiconductor Corp. 237,434 1,919
Shin Kong Financial Holding Co., Ltd. 596,389 193
SinoPac Financial Holdings Co., Ltd. 1,198,000 508
Taiwan Business Bank 2,067,156 841
Taiwan Cement Corp. 524,353 725
Taiwan Cooperative Financial Holding
Co., Ltd. 1,516,026 1,039
Taiwan Semiconductor Manufacturing
Co., Ltd. 1,574,000 16,837
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 206,620 11,145
Tripod Technology Corp. 236,146 862
Uni -President Enterprises Corp. 188,000 447
Win Semiconductors Corp. 195,990 1,789
Yageo Corp. 137,472 1,707
Yuanta Financial Holding Co., Ltd. 1,833,000 1,188
71,978
Thailand - 0.6%
Bangkok Bank PCL 93,200 431
CP ALL PCL 447,800 1,003
IRPC PCL 10,650,900 974
Krung Thai Bank PCL 1,147,600 591
Minor International PCL 1,902,100 1,856
PTT Global Chemical PCL 382,000 596
PTT PCL 1,893,300 2,618
Siam Commercial Bank PCL (The) 169,900 530
Thai Union Group PCL Class F 2,649,800 1,292
TMB Bank PCL 21,729,100 975
10,866
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Turkey - 0.6%
Akbank TAS(Æ) 538,841 743
MLP Saglik Hizmetleri AS(Æ)(Þ) 139,887 407
Tupras Turkiye Petrol Rafinerileri AS 78,852 1,483
Turk Hava Yollari AO(Æ) 1,032,552 2,358
Turkiye Garanti Bankasi AS(Æ) 3,107,512 6,170
11,161
United Arab Emirates - 0.5%
Abu Dhabi Commercial Bank PJSC 529,380 1,102
Aldar Properties PJSC 3,647,765 2,209
Emaar Properties PJSC 2,065,342 2,266
Emirates NBD PJSC 614,016 2,297
National Bank of Abu Dhabi PJSC 185,065 780
8,654
United Kingdom - 11.6%
3i Group PLC 38,290 557
Antofagasta PLC 254,904 2,762
AstraZeneca PLC 37,246 3,642
Aviva PLC 814,501 4,298
BAE Systems PLC 1,364,656 11,414
Barclays PLC 1,876,602 4,150
Barratt Developments PLC 93,623 998
BMC Stock Holdings, Inc. 516,995 1,398
BP PLC 518,983 3,128
BP PLC - ADR 131,894 4,765
British American Tobacco PLC 142,152 6,284
British Land Co. PLC (The)(ö) 95,252 700
BT Group PLC 878,629 1,872
Bunzl PLC 27,937 727
Centrica PLC 1,044,118 1,174
CNH Industrial NV 29,387 280
Coca-Cola European Partners PLC 19,412 1,021
Compass Group PLC 59,164 1,465
Croda International PLC(Æ) 10,875 715
Diageo PLC 231,700 9,168
Direct Line Insurance Group PLC 188,322 843
easyJet PLC 111,828 2,064
Experian PLC 22,139 770
Fiat Chrysler Automobiles NV 76,079 988
Foxtons Group PLC(Æ) 1,462,754 1,604
GlaxoSmithKline PLC - ADR 493,717 11,593
Halma PLC 7,340 204
Hiscox , Ltd. 24,694 429
HSBC Holdings PLC 1,324,106 9,639
Imperial Tobacco Group PLC 146,908 3,773
Informa PLC 54,638 561
Intertek Group PLC 23,583 1,793
ITV PLC 452,482 807
J Sainsbury PLC 2,450,354 6,570
John Wood Group PLC 1,226,102 6,059
KAZ Minerals PLC 189,471 1,093
Land Securities Group PLC(ö) 62,714 773
Legal & General Group PLC 463,253 1,864
Lloyds Banking Group PLC 7,509,694 5,590
London Stock Exchange Group PLC 21,193 2,198
Lookers PLC 2,929,185 2,145
LSL Property Services PLC 615,351 2,476
M&G PLC(Æ) 18,021 57
Meggitt PLC 530,470 4,745

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
90 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
National Grid PLC 79,397 1,057
Pearson PLC 91,275 685
Persimmon PLC Class A 24,363 986
Prudential PLC 18,021 321
Reckitt Benckiser Group PLC 11,575 959
RELX PLC 65,980 1,751
Rentokil Initial PLC 110,334 682
Royal Bank of Scotland Group PLC 2,754,608 7,869
Royal Dutch Shell PLC Class B 93,501 2,462
Royal Mail PLC 530,484 1,393
Scottish & Southern Energy PLC 47,843 956
Segro PLC(ö) 141,982 1,712
Smith & Nephew PLC 40,315 970
Smiths Group PLC 33,790 756
Spirax-Sarco Engineering PLC 17,500 2,059
Standard Chartered PLC 804,800 6,699
TechnipFMC PLC 293,078 4,839
Tesco PLC 2,162,678 7,071
Travis Perkins PLC 501,153 10,315
Tullow Oil PLC 445,444 298
Unilever NV 155,377 9,037
Unilever PLC 22,072 1,318
Vertu Motors PLC 1,306,688 627
Vodafone Group PLC 6,457,186 12,706
Wausau Paper Corp. 266,121 3,313
Weir Group PLC (The) 157,816 2,800
Wm Morrison Supermarkets PLC 441,132 1,058
213,855
United States - 1.5%
Abbott Laboratories 13,346 1,163
Accenture PLC Class A 24,105 4,947
Alphabet, Inc. Class C(Æ) 1,906 2,734
Carnival PLC 16,464 673
CK Hutchison Holdings, Ltd. Class B 665,810 5,885
MasterCard, Inc. Class A 3,687 1,165
MercadoLibre , Inc.(Æ) 1,931 1,280
Mylan NV(Æ) 194,964 4,176
News Corp. Class A 47,846 652
Ovintiv , Inc. 57,445 895
Philip Morris International, Inc. 8,473 701
Visa, Inc. Class A 2,955 588
Willis Towers Watson PLC(Æ) 14,512 3,066
27,925
Zambia - 0.3%
First Quantum Minerals, Ltd. 671,578 5,257
Total Common Stocks
(cost $1,466,490) 1,734,074
Preferred Stocks - 2.1%
Brazil - 0.7%
Gol Linhas Aereas Inteligentes SA(Æ)
0.000% 220,349 1,762
Itau Unibanco Holding SA
6.154% (Ÿ) 173,193 1,327
Petroleo Brasileiro SA
3.234% (Ÿ) 1,603,144 10,650
13,739
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Germany - 0.7%
Henkel AG & Co. KGaA
2.098% (Ÿ) 18,224 1,859
Porsche Automobil Holding SE
3.731% (Ÿ) 10,925 741
Volkswagen AG
3.107% (Ÿ) 55,904 10,065
12,665
South Korea - 0.7%
Samsung Electronics Co., Ltd.
2.946% (Ÿ) 328,710 12,967
Total Preferred Stocks
(cost $36,552) 39,371
Long-Term Investments - 0.0%
India - 0.0%
Britannia Industries, Ltd.
8.000% due 08/28/22 INR 705 3
Total Long-Term Investments
(cost $10) 3
Warrants & Rights - 0.0%
South Korea - 0.0%
Hyundai Development Co-Engineering &
Construction(Æ)
2020 Rights 32,312 75
Thailand - 0.0%
Minor International PCL(Æ)
2021 Warrants  95,105 7
Total Warrants & Rights
(cost $—) 82
Short-Term Investments - 2.6%
United States - 2.6%
U.S. Cash Management Fund(@) 48,313,743 (∞) 48,333
Total Short-Term Investments
(cost $48,327) 48,333
Total Investments 98.4%
(identified cost $1,551,379) 1,821,863
Other Assets and Liabilities, Net
- 1.6%
29,079
Net Assets - 100.0%
1,850,942

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 91
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.9%
3SBio, Inc. 07/31/19 HKD 542,387 1 .72 931
693
ABN AMRO Bank NV 07/20/16 EUR 51,248 17 .65 905
891
Aena SA 12/12/18 EUR 165 164 .79 27
31
Amundi SA 02/26/19 EUR 86,778 65 .56 5,689
7,078
BOC Aviation, Ltd. 10/11/18 HKD 157,577 7 .03 1,108
1,449
Cellnex Telecom SA 10/11/18 EUR 31,726 26 .46 839
1,578
China Resources Pharmaceutical Group, Ltd. 07/31/19 HKD 1,515,794 0 .99 1,507
1,267
China Tower Corp., Ltd. 01/18/19 HKD 4,646,000 0 .20 908
966
Covestro AG 07/31/19 EUR 59,998 44 .43 2,666
2,538
Hapvida Participacoes e Investimentos SA 05/08/18 BRL 176,800 7 .95 1,405
2,480
Hua Hong Semiconductor, Ltd. 03/11/16 HKD 823,322 1 .52 1,252
1,967
Hydro One, Ltd. 04/18/19 CAD 60,231 16 .10 970
1,224
ICICI Lombard General Insurance Co., Ltd. 12/12/18 INR 112,451 15 .33 1,724
2,072
Longfor Group Holdings, Ltd. 01/18/19 HKD 146,500 2 .91 427
617
MLP Saglik Hizmetleri AS 07/31/19 TRY 139,887 2 .17 303
407
Postal Savings Bank of China Co., Ltd. 01/18/19 HKD 541,000 0 .54 290
336
Poste Italiane SpA 01/18/19 EUR 32,618 8 .63 282
373
Reliance Industries, Ltd. 06/03/15 INR 78,033 14 .13 1,102
3,053
Scandinavian Tobacco Group A/S 06/25/19 DKK 258,808 11 .84 3,065
3,394
Vivo Energy PLC 12/12/18 GBP 53,884 1 .49 81
80
WH Group, Ltd. 10/26/15 HKD 3,126,282 0 .74 2,324
2,962
Worldline SA 05/03/19 EUR 1,765 62 .96 111
125
35,581
For a description of restricted securities see note 7 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 688 EUR 25,036 03/20
(959)
MSCI EAFE Index Futures 1,502 USD 148,435 03/20
(4,028)
TOPIX Index Futures 184 JPY 3,089,361 03/20
(683)
Short Positions
FTSE 100 Index Futures 342 GBP 24,684 03/20
1,135
Hang Seng Index Futures 78 HKD 102,309 02/20
906
MSCI Emerging Markets Index Futures 1,005 USD 52,768 03/20
2,180
S&P 500 E-Mini Index Futures 582 USD 93,818 03/20
(1,452)
S&P/TSX 60 Index Futures 60 CAD 12,378 03/20
(184)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(3,085)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Brown Brothers Harriman JPY 3,502 USD 32 02/03/20 —
Brown Brothers Harriman JPY 4,600 USD 42 02/04/20 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
—

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
92 Tax-Managed International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 3,993 $ — $ —
$ —
$ 3,993
Australia — 32,227 —
—
32,227
Austria — 6,235 —
—
6,235
Belgium — 6,313 —
—
6,313
Bermuda — 1,165 —
—
1,165
Brazil 30,790 — —
—
30,790
Canada 69,399 — —
—
69,399
Cayman Islands — 2,727 —
—
2,727
Chile 3,224 — —
—
3,224
China 35,285 141,175 —
—
176,460
Colombia 1,361 — —
—
1,361
Denmark — 26,056 —
—
26,056
Finland — 7,568 —
—
7,568
France — 129,741 —
—
129,741
Georgia — 795 —
—
795
Germany 1,714 69,586 —
—
71,300
Greece — 3,886 —
—
3,886
Hong Kong 819 35,781 —
—
36,600
Hungary — 2,762 —
—
2,762
India 9,138 46,203 —
—
55,341
Indonesia — 7,611 —
—
7,611
Ireland 8,291 15,642 —
—
23,933
Isle of Man — 1,673 —
—
1,673
Israel — 4,298 —
—
4,298
Italy — 24,648 —
—
24,648
Japan — 230,392 —
—
230,392
Jersey — — —
—
—
Kazakhstan — 2,449 —
—
2,449
Kenya — 1,248 —
—
1,248
Luxembourg 200 4,498 —
—
4,698
Malaysia — 3,242 —
—
3,242
Mexico 16,282 — —
—
16,282
Morocco — 80 —
—
80
Netherlands — 34,519 —
—
34,519
New Zealand — 814 —
—
814
Norway — 10,323 —
—
10,323
Panama 2,337 — —
—
2,337
Peru 295 — —
—
295
Philippines — 3,214 —
—
3,214
Poland — 4,113 —
—
4,113
Portugal — 1,844 —
—
1,844
Russia 6,369 31,331 —
—
37,700
Singapore — 33,933 —
—
33,933
South Africa 722 13,744 —
—
14,466
South Korea 597 94,471 —
—
95,068
Spain — 15,669 200
—
15,869

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 93
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Sweden — 11,411 —
—
11,411
Switzerland — 129,975 —
—
129,975
Taiwan 11,554 60,424 —
—
71,978
Thailand — 10,866 —
—
10,866
Turkey — 11,161 —
—
11,161
United Arab Emirates — 8,654 —
—
8,654
United Kingdom 10,625 203,230 —
—
213,855
United States 21,367 6,558 —
—
27,925
Zambia 5,257 — —
—
5,257
Preferred Stocks 13,739 25,632 — — 39,371
Long-Term Investments — 3 — — 3
Warrants & Rights 7 75 — — 82
Short-Term Investments — — — 48,333 48,333
Total Investments 253,365 1,519,965 200 48,333 1,821,863
Other Financial Instruments
Assets
Futures Contracts 4,221 — —
—
4,221
Liabilities
Futures Contracts (7,30 6 ) — —
—
(7,30 6 )
Total Other Financial Instruments
*
$ (3,085) $ — $ — $ — $ (3,085)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2020, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
179,519
Consumer Staples ...................................................................
103,937
Energy ....................................................................................
106,815
Financial Services ...................................................................
466,557
Health Care .............................................................................
136,495
Materials and Processing ........................................................
171,580
Producer Durables ..................................................................
231,562
Technology ..............................................................................
238,145
Utilities ...................................................................................
99,464

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
94 Tax-Managed International Equity Fund
Preferred Stocks
Consumer Discretionary ..........................................................
10,806
Consumer Staples ...................................................................
1,859
Energy ....................................................................................
10,650
Financial Services ...................................................................
1,327
Producer Durables ..................................................................
1,762
Technology ..............................................................................
12,967
Long-Term Investments .................................................................
3
Warrants & Rights .......................................................................
82
Short-Te rm Investments ................................................................
48,333
Total Investments .................................................................... 1,821,863

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 95
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.7%
Argentina - 0.1%
Corp. America Airports SA(Æ) 110,175 572
Australia - 4.4%
Atlas Arteria, Ltd. 187,885 1,017
Aurizon Holdings, Ltd. 157,315 559
Beach Energy, Ltd. 300,457 525
BHP Group PLC 74,035 1,622
BHP Group, Ltd. - ADR 43,075 1,109
Mineral Resources, Ltd. 120,702 1,346
Newcrest Mining, Ltd. 34,836 701
Qube Holdings, Ltd. 451,264 1,021
Rio Tinto PLC 30,519 1,645
Sandfire Resources NL 103,030 380
South32, Ltd. Class B 486,013 833
Sydney Airport 45,377 251
Tassal Group, Ltd. 46,108 132
Transurban Group - ADR(Æ) 847,068 8,771
Woodside Petroleum, Ltd. 18,513 424
20,336
Austria - 0.3%
OMV AB 22,197 1,106
Voestalpine AG 10,020 243
1,349
Brazil - 1.2%
CCR SA 195,980 835
Cosan SA 98,409 1,831
Duratex SA(Æ) 37,675 138
Petroleo Brasileiro SA - ADR(Æ) 40,275 568
Sao Martinho SA 111,417 652
Ultrapar Participacoes SA - ADR 109,342 643
Vale SA Class B - ADR(Æ) 72,568 851
5,518
Canada - 4.3%
Barrick Gold Corp. 65,084 1,205
Canadian Natural Resources, Ltd. 26,749 752
Canadian Solar, Inc.(Æ) 16,329 327
Emera, Inc. 23,018 1,025
Enbridge, Inc. 120,797 4,912
Franco-Nevada Corp. Class T 9,445 1,074
Hydro One, Ltd.(Þ) 79,150 1,609
Imperial Oil, Ltd. 17,017 404
Largo Resources, Ltd.(Æ) 1,522,466 1,219
Lundin Mining Corp. 100,000 524
Nutrien , Ltd. 20,346 868
Peyto Exploration & Development Corp. 50,346 110
Seven Generations Energy, Ltd. Class
A(Æ) 99,012 497
Suncor Energy, Inc. 1,508 46
TC Energy Corp.(Æ) 88,899 4,875
Wheaton Precious Metals Corp. 24,808 730
20,177
Chile - 0.6%
Sociedad Quimica y Minera de Chile
SA - ADR 97,806 2,748
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China - 1.4%
China Merchants Port Holdings Co., Ltd. 324,000 498
China Petroleum & Chemical Corp.
Class A 1,007,200 705
China Resources Gas Group, Ltd. 36,001 189
CNOOC, Ltd. 156,000 236
COSCO Shipping Ports, Ltd. 745,616 526
ENN Energy Holdings, Ltd. 82,401 959
Inner Mongolia Eerduosi Resources Co.,
Ltd. Class A 1,015,900 1,154
Jiangsu Expressway Co., Ltd. Class H 1,418,938 1,756
Xinjiang Goldwind Science &
Technology Co., Ltd. Class H 329,400 346
6,369
Cyprus - 0.2%
Ros Agro PLC - GDR 87,096 887
Denmark - 0.3%
Vestas Wind Systems A/S 14,224 1,418
Finland - 0.4%
Kemira OYJ 23,733 358
Stora Enso OYJ Class R 40,792 531
UPM- Kymmene OYJ 27,084 856
1,745
France - 3.4%
Aeroports de Paris 14,765 2,805
Eiffage SA 15,848 1,840
Getlink SE 165,728 2,930
Rubis SCA 31,485 1,948
Suez Environnement Co. 44,889 737
Total SA 37,695 1,837
Veolia Environnement SA 40,915 1,210
Vilmorin & Cie SA 3,829 186
Vinci SA 21,698 2,403
15,896
Germany - 0.2%
E.ON SE 12,849 146
Hamburger Hafen und Logistik AG 18,811 465
K&S AG 11,641 113
ThyssenKrupp AG - ADR 26,585 329
1,053
Hong Kong - 0.6%
China Gas Holdings, Ltd. 122,600 482
China High Speed Transmission
Equipment Group Co., Ltd. 220,000 132
CLP Holdings, Ltd. 199,500 2,072
2,686
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC 42,937 363
Israel - 0.4%
Israel Chemicals, Ltd. 256,596 1,079
Israel Corp., Ltd. (The)(Æ) 5,474 948
2,027

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
96 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Italy - 1.5%
Atlantia SpA 223,013 5,481
Enav SpA (Þ) 102,419 661
Enel SpA 116,594 1,016
7,158
Japan - 1.6%
Central Japan Railway Co. 1,400 274
East Japan Railway Co. 15,000 1,327
Ebara Corp. 11,100 306
Kubota Corp. 15,700 243
Kurita Water Industries, Ltd. 14,900 434
Mitsubishi Materials Corp. 36,100 905
Nittetsu Mining Co., Ltd. 4,400 178
Oji Holdings Corp. 75,700 382
Osaka Gas Co., Ltd. 29,900 503
Sumitomo Forestry Co., Ltd. 63,000 875
Sumitomo Metal Mining Co., Ltd. 19,200 546
Tokyo Gas Co., Ltd. 29,800 653
West Japan Railway Co. 7,200 607
7,233
Luxembourg - 0.4%
Adecoagro SA(Æ) 167,486 1,251
ArcelorMittal SA(Æ) 44,638 659
1,910
Mexico - 2.0%
Fresnillo PLC 57,360 502
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 13,859 842
Grupo Aeroportuario del Pacifico SAB de
CV Class B 22,635 280
Grupo Aeroportuario del Sureste SAB de
CV Class B 140,183 2,694
Grupo Aeroportuario del Sureste SAB de
CV - ADR 5,167 996
Grupo Mexico SAB de CV 923,296 2,466
Infraestructura Energetica Nova SAB
de CV 60,827 286
Promotora y Operadora de
Infraestructura SAB de CV 102,893 1,110
9,176
Netherlands - 0.7%
InterXion Holding NV(Æ) 22,286 1,939
OCI NV(Æ) 24,778 427
Royal Dutch Shell PLC Class A 28,487 749
3,115
New Zealand - 0.2%
Auckland International Airport, Ltd. 186,715 1,043
Norway - 0.9%
Austevoll Seafood ASA 80,037 784
BW Offshore, Ltd.(Æ) 77,535 423
Grieg Seafood ASA 10,150 156
Norsk Hydro ASA 108,393 341
Salmar ASA Class A 5,889 287
Statoil ASA Class N 46,250 841
TGS Nopec Geophysical Co. ASA - ADR 14,881 378
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Yara International ASA 25,089 914
4,124
Peru - 0.1%
Southern Copper Corp. 10,298 388
Poland - 0.2%
KGHM Polska Miedz SA(Æ) 41,725 981
Polskie Gornictwo Naftowe i
Gazownictwo SA 116,348 108
1,089
Russia - 3.1%
Gazprom Neft PJSC 247,382 1,726
Gazprom Neft PJSC - ADR 19,711 685
Gazprom PJSC - ADR 46,852 328
Lukoil PJSC - ADR 33,816 3,439
MMC Norilsk Nickel PJSC - ADR 81,801 2,636
Novatek PJSC - GDR 18,267 3,287
PhosAgro PJSC - GDR 63,201 802
Rosneft Oil Co. PJSC - GDR 92,008 687
Surgutneftegas PJSC - ADR 107,710 748
14,338
Singapore - 0.2%
SIA Engineering Co., Ltd. 106,200 203
Wilmar International, Ltd. 311,300 878
1,081
South Africa - 1.0%
African Rainbow Minerals, Ltd. 18,546 209
Anglo American PLC 108,219 2,836
Sibanye Gold, Ltd.(Æ) 616,614 1,589
4,634
South Korea - 0.4%
Korea Zinc Co., Ltd. 2,641 837
POSCO 2,972 538
Young Poong Corp. 1,040 543
1,918
Spain - 2.0%
Aena SA(Þ) 29,794 5,514
Ferrovial SA 60,763 1,929
Iberdrola SA 77,658 849
Repsol SA - ADR 80,430 1,108
9,400
Sweden - 0.6%
Bausch & Lomb, Inc.(Æ) 59,216 1,410
Svenska Cellulosa AB SCA Class B 121,072 1,214
2,624
Switzerland - 0.7%
Flughafen Zurich AG 139 24
Glencore PLC(Æ) 849,312 2,490
Gurit Holding AG 492 743
3,257
Thailand - 0.3%
PTT Exploration & Production PCL 209,200 838

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 97
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PTT PCL 499,300 690
1,528
Turkey - 0.2%
Koza Anadolu Metal Madencilik
Isletmeleri AS(Æ) 508,539 900
Ukraine - 0.1%
Kernel Holding SA 56,213 681
United Kingdom - 3.0%
Antofagasta PLC 92,055 998
BP PLC 146,675 884
DS Smith PLC Class F 168,104 756
Ferrexpo PLC 235,971 435
KAZ Minerals PLC 91,591 528
National Grid PLC 339,505 4,521
Polypipe Group PLC 118,629 852
Scottish & Southern Energy PLC 107,580 2,150
Severn Trent PLC Class H 47,914 1,637
Signature Aviation PLC 316,498 1,214
13,975
United States - 57.6%
Acadia Realty Trust(ö) 6,545 162
AGCO Corp. 11,577 812
Agree Realty Corp.(ö) 31,698 2,407
Albemarle Corp. 37,719 3,028
Alexander & Baldwin, Inc. 12,271 268
Alexandria Real Estate Equities, Inc.(ö) 36,921 6,026
Alliant Energy Corp. 30,599 1,816
American Electric Power Co., Inc. 42,350 4,414
American Homes 4 Rent Class A(ö) 75,270 2,057
American Tower Corp. (ö) 11,536 2,673
Americold Realty Trust(ö) 90,893 3,133
Apartment Investment & Management
Co. Class A(ö) 80,227 4,229
Apple Hospitality REIT, Inc.(ö) 28,175 423
Archer-Daniels-Midland Co. 15,952 714
Armada Hoffler Properties, Inc.(ö) 7,675 141
Ashford, Inc.(Æ) 18,444 444
AvalonBay Communities, Inc.(ö) 5,525 1,197
Avangrid , Inc. 8,964 477
Avery Dennison Corp. 6,375 837
Avista Corp. 12,024 611
Boston Properties, Inc.(ö) 10,413 1,493
Brandywine Realty Trust(ö) 8,722 136
Brixmor Property Group, Inc.(ö) 156,391 3,122
Brookfield Property REIT, Inc. Class
A(ö) 18,096 334
Bunge, Ltd. Finance Corp. 2,547 134
Camden Property Trust(ö) 6,925 779
CenterPoint Energy, Inc. 58,628 1,552
CF Industries Holdings, Inc. 2,422 98
Chatham Lodging Trust(ö) 13,152 215
Cheniere Energy, Inc.(Æ) 30,090 1,783
Chevron Corp. 3,496 375
Colony Capital, Inc.(ö) 30,351 142
Columbia Property Trust, Inc.(ö) 7,837 165
ConocoPhillips 12,181 724
Consolidated Edison, Inc. 668 63
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Corporate Office Properties Trust(ö) 6,436 192
Cousins Properties, Inc.(ö) 73,718 3,017
Crown Castle International Corp.(ö) 16,553 2,480
CyrusOne , Inc.(ö) 24,794 1,509
Denbury Resources, Inc.(Æ) 420,664 414
Devon Energy Corp. 21,038 457
DiamondRock Hospitality Co.(ö) 109,971 1,063
Digital Realty Trust, Inc.(ö) 7,683 945
Diversified Healthcare Trust(Æ) 16,658 129
Dominion Energy, Inc. 73,180 6,276
Douglas Emmett, Inc.(ö) 61,912 2,569
DTE Energy Co. 3,512 466
Duke Energy Corp. 11,496 1,122
Duke Realty Corp.(ö) 28,671 1,041
Easterly Government Properties, Inc.(ö) 9,106 220
EastGroup Properties, Inc.(ö) 18,450 2,510
Enterprise Products Partners, LP 101,290 2,610
EOG Resources, Inc. 8,816 643
EPR Properties(ö) 5,916 422
Equinix , Inc.(Æ)(ö) 19,891 11,731
Equity LifeStyle Properties, Inc. Class
A(ö) 72,978 5,309
Equity Residential(ö) 79,934 6,642
Essential Properties Realty Trust, Inc.(ö) 75,559 2,086
Essex Property Trust, Inc.(ö) 11,437 3,543
Evergy , Inc. 19,512 1,408
Eversource Energy(Æ) 26,173 2,419
Exelon Corp. 13,913 662
Extra Space Storage, Inc.(ö) 38,098 4,217
Exxon Mobil Corp. 10,990 683
Farmland Partners, Inc. (ö) 2,303 15
Federal Realty Investment Trust(ö) 459 57
First Industrial Realty Trust, Inc.(ö) 15,757 673
First Solar, Inc.(Æ) 3,743 186
FMC Corp. 8,335 797
Four Corners Property Trust, Inc.(ö) 9,193 278
Freeport-McMoRan, Inc. 463,175 5,142
Gaming and Leisure Properties, Inc.(ö) 13,767 651
Getty Realty Corp.(ö) 8,071 254
Gladstone Land Corp. (ö) 10,363 137
Global Net Lease, Inc.(ö) 9,887 205
Halliburton Co. 25,493 556
Healthcare Realty Trust, Inc.(ö) 11,691 422
Healthcare Trust of America, Inc. Class
A(ö) 8,201 263
Healthpeak Properties, Inc. (ö) 155,827 5,608
Highwoods Properties, Inc.(ö) 24,459 1,226
Host Hotels & Resorts, Inc.(ö) 84,898 1,387
Hudson Pacific Properties, Inc.(ö) 19,968 726
Independence Realty Trust, Inc.(ö) 14,779 217
Industrial Logistics Properties Trust(ö) 4,911 112
Ingredion, Inc. 2,481 218
International Paper Co. 3,713 151
Investors Real Estate Trust(ö) 1,677 124
Invitation Homes, Inc.(ö) 162,687 5,120
Iron Mountain, Inc. (ö) 14,785 467
Kilroy Realty Corp.(ö) 46,966 3,878
Kimco Realty Corp.(ö) 205,885 3,922
Kinder Morgan, Inc. 79,243 1,654
Lamar Advertising Co. Class A(ö) 6,013 558

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
98 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Laredo Petroleum, Inc.(Æ) 189,270 326
Lexington Realty Trust(ö) 24,804 275
Liberty Property Trust(ö) 19,236 1,205
Life Storage, Inc.(Æ)(ö) 32,399 3,667
Livent Corp.(Æ) 160,927 1,514
Macerich Co. (The) (ö) 5,346 119
Macquarie Infrastructure Corp. 3,017 133
Magellan Midstream Partners, LP 22,432 1,377
Magnolia Oil & Gas Corp.(Æ) 50,237 528
Marathon Petroleum Corp. 9,086 495
Medical Properties Trust, Inc.(ö) 201,090 4,454
MGM Growth Properties LLC Class A(ö) 4,230 135
Mid-America Apartment Communities,
Inc.(ö) 36,914 5,065
Monmouth Real Estate Investment Corp.
(ö) 9,455 138
Mosaic Co. (The) 132,003 2,619
National Health Investors, Inc.(ö) 3,739 315
National Retail Properties, Inc. (ö) 358 20
National Storage Affiliates Trust(ö) 5,157 176
Newmont Goldcorp Corp. 16,892 761
NexPoint Residential Trust, Inc.(ö) 8,941 436
NextEra Energy, Inc. 30,822 8,267
NiSource, Inc. 41,790 1,225
Norfolk Southern Corp. 2,959 616
Nucor Corp. 6,634 315
Omega Healthcare Investors, Inc.(ö) 73,949 3,102
One Liberty Properties, Inc.(ö) 4,917 134
ONEOK, Inc. 3,844 288
Outfront Media, Inc.(ö) 7,060 210
Packaging Corp. of America 1,783 171
Park Hotels & Resorts, Inc.(ö) 12,331 271
Pebblebrook Hotel Trust(ö) 5,236 124
Phillips 66 5,586 510
Physicians Realty Trust(ö) 8,474 164
Piedmont Office Realty Trust, Inc. Class
A(ö) 8,019 186
Pioneer Natural Resources Co. 4,100 554
Portland General Electric Co. 15,614 960
PPL Corp. 8,401 304
Preferred Apartment Communities, Inc.
Class A(ö) 10,355 122
Prologis, Inc.(ö) 132,609 12,318
Public Service Enterprise Group, Inc. 1,501 89
Public Storage(ö) 8,846 1,979
QTS Realty Trust, Inc. Class A(ö) 2,677 152
Rayonier, Inc.(ö) 4,301 131
Realty Income Corp.(ö) 70,584 5,534
Regency Centers Corp.(ö) 1,166 72
Renewable Energy Group, Inc.(Æ) 160,419 4,216
Retail Value, Inc.(ö) 96 3
REX American Resources Corp.(Æ) 7,295 550
Rexford Industrial Realty, Inc.(ö) 84,170 4,056
Rexnord Corp. 18,034 589
RLJ Lodging Trust(ö) 14,235 221
Ryman Hospitality Properties, Inc.(ö) 30,199 2,568
SBA Communications Corp.(ö) 5,509 1,375
Schlumberger, Ltd. 12,819 430
Sempra Energy 7,482 1,202
Service Properties Trust (ö) 15,263 329
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Simon Property Group, Inc.(ö) 39,424 5,249
SL Green Realty Corp. (ö) 6,727 619
SolarEdge Technologies, Inc.(Æ) 40,120 3,926
Southern Co. (The) 12,473 878
Southwestern Energy Co.(Æ) 346,138 543
Spirit Realty Capital, Inc.(ö) 8,203 433
STAG Industrial, Inc.(ö) 6,533 211
STORE Capital Corp.(ö) 112,552 4,418
Summit Hotel Properties, Inc.(ö) 11,348 126
Sun Communities, Inc.(ö) 6,932 1,124
Sunstone Hotel Investors, Inc.(ö) 17,109 217
Terreno Realty Corp.(ö) 8,607 493
UDR, Inc.(ö) 5,392 258
UGI Corp. 33,722 1,402
Union Pacific Corp. 3,991 716
Universal Health Realty Income Trust(ö) 1,010 125
Urban Edge Properties(ö) 7,242 133
Valero Energy Corp. 4,213 355
Ventas, Inc.(ö) 20,221 1,170
VEREIT, Inc.(ö) 62,112 606
VICI Properties, Inc.(ö) 26,372 707
Vornado Realty Trust (ö) 11,844 779
W&T Offshore, Inc.(Æ) 125,128 518
Washington Real Estate Investment
Trust(ö) 7,521 229
WEC Energy Group, Inc.(Æ) 7,874 787
Weingarten Realty Investors(ö) 72,812 2,119
Welltower , Inc.(ö) 54,373 4,617
Westrock Co. 5,046 197
Weyerhaeuser Co. (ö) 105,494 3,054
Whitestone REIT Class B(ö) 10,237 134
Williams Cos., Inc. (The) 212,219 4,392
WP Carey, Inc.(ö) 9,029 760
Xcel Energy, Inc. 10,297 712
Xenia Hotels & Resorts, Inc.(ö) 6,703 125
268,000
Total Common Stocks
(cost $414,458) 440,716
Preferred Stocks - 1.1%
Brazil - 1.0%
Bradespar SA
3.696% (Ÿ) 548,215 4,738
Russia - 0.1%
Bashneft PJSC
8.902% (Ÿ) 4,691 129
Tatneft PJSC
13.780% (Ÿ) 21,356 239
368
Total Preferred Stocks
(cost $4,952) 5,106
Short-Term Investments - 3.7%
United States - 3.7%
U.S. Cash Management Fund(@) 17,439,511 (∞) 17,446
Total Short-Term Investments
(cost $17,445) 17,446

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 99
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments 99.5%
(identified cost $436,855) 463,268
Other Assets and Liabilities, Net
- 0.5%
2,255
Net Assets - 100.0%
465,523

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
100 Tax-Managed Real Assets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.7%
Aena SA 06/13/19 EUR 29,794 194 .72 5,802
5,514
Enav SpA 09/30/19 EUR 102,419 5 .66 579
661
Hydro One, Ltd. 06/13/19 CAD 79,150 17 .26 1,366
1,609
7,784
For a description of restricted securities see note 7 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 76 USD 12,251 03/20
(89)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (@)
(89)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 572 $ — $ —
$ —
$ 572
Australia — 20,336 —
—
20,336
Austria — 1,349 —
—
1,349
Brazil 5,518 — —
—
5,518
Canada 20,177 — —
—
20,177
Chile 2,748 — —
—
2,748
China — 6,369 —
—
6,369
Cyprus — 887 —
—
887
Denmark — 1,418 —
—
1,418
Finland — 1,745 —
—
1,745
France — 15,896 —
—
15,896
Germany — 1,053 —
—
1,053
Hong Kong — 2,686 —
—
2,686
Hungary — 363 —
—
363
Israel — 2,027 —
—
2,027
Italy — 7,158 —
—
7,158
Japan — 7,233 —
—
7,233
Luxembourg 1,251 659 —
—
1,910
Mexico 8,674 502 —
—
9,176
Netherlands 1,939 1,176 —
—
3,115
New Zealand — 1,043 —
—
1,043
Norway — 4,124 —
—
4,124

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 101
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Peru 388 — —
—
388
Poland — 1,089 —
—
1,089
Russia 55 14,283 —
—
14,338
Singapore — 1,081 —
—
1,081
South Africa — 4,634 —
—
4,634
South Korea — 1,918 —
—
1,918
Spain — 9,400 —
—
9,400
Sweden — 2,624 —
—
2,624
Switzerland — 3,257 —
—
3,257
Thailand — 1,528 —
—
1,528
Turkey — 900 —
—
900
Ukraine — 681 —
—
681
United Kingdom — 13,975 —
—
13,975
United States 268,000 — —
—
268,000
Preferred Stocks 4,738 368 — — 5,106
Short-Term Investments — — — 17,446 17,446
Total Investments 314,060 131,762 — 17,446 463,268
Other Financial Instruments
Liabilities
Futures Contracts (89) — —
—
(89)
Total Other Financial Instruments
*
$ (89) $ — $ — $ — $ (89)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
1,775
Consumer Staples ...................................................................
6,223
Energy ....................................................................................
52,211
Financial Services ...................................................................
183,181
Health Care .............................................................................
1,410
Materials and Processing ........................................................
65,904
Producer Durables ..................................................................
52,100
Technology ..............................................................................
2,125

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
102 Tax-Managed Real Assets Fund
Utilities ...................................................................................
75,787
Preferred Stocks
Energy ....................................................................................
368
Financial Services ...................................................................
4,738
Short-Term Investments ................................................................
17,446
Total Investments .................................................................... 463,268

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 103
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 87.9%
Argentina - 0.6%
Agua y Saneamientos Argentinos SA
6.625% due 02/01/23 1,618 826
Argentine Republic Government
International Bond
6.875% due 01/26/27 200 90
5.875% due 01/11/28 100 44
12.169% due 12/15/35 (~)(Ê) EUR 40,000 612
Series DSCE
7.820% due 12/31/33 EUR 1,927 1,127
Series WI.
7.625% due 04/22/46 1,268 545
Series WI
6.875% due 04/22/21 900 479
Provincia de Buenos Aires
7.875% due 06/15/27 (Þ) 300 112
YPF SA
Series REGS
8.500% due 07/28/25 255 234
6.950% due 07/21/27 100 85
4,154
Australia - 0.1%
Macquarie Bank, Ltd.
6.625% due 04/07/21 (Þ) 267 282
Woolworths Group, Ltd.
4.550% due 04/12/21 (Þ) 217 223
505
Austria - 0.4%
JBS Investments GmbH
7.000% due 01/15/26 (Þ) 753 819
5.750% due 01/15/28 (Þ) 495 523
Novomatic AG
1.625% due 09/20/23 EUR 1,000 1,128
Raiffeisenlandesbank Niederoesterreich -
Wien AG
5.875% due 11/27/23 EUR 200 254
2,724
Azerbaijan - 0.1%
State Oil Co. of Azerbaijan Republic
6.950% due 03/18/30 731 904
Bahamas - 0.3%
Silversea Cruise Finance, Ltd.
7.250% due 02/01/25 (Þ) 2,000 2,110
Bahrain - 0.3%
Bahrain Government International Bond
7.000% due 01/26/26 (Þ) 2,000 2,340
Belarus - 0.1%
Development Bank of the Republic of
Belarus
Series REGS
6.750% due 05/02/24 710 755
Bermuda - 0.1%
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-2A Class CR
4.759% due 04/27/27 (Ê)(Þ) 300 300
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-2A Class DR
6.859% due 04/27/27 (Ê)(Þ) 400 390
690
Brazil - 0.8%
Banco do Brasil SA
Series REGS
9.000% due 06/29/49 (Ê)(ƒ) 202 234
9.250% due 10/29/49 (Ê)(ƒ) 379 430
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23 BRL 8,000 2,101
10.000% due 01/01/27 BRL 1,400 391
BRF SA
Series REGS
2.750% due 06/03/22 EUR 750 864
Cemig Geracao e Transmissao SA
Series REGS
9.250% due 12/05/24 397 464
Vale SA
5.625% due 09/11/42 600 716
5,200
Canada - 2.1%
1011778 BC ULC / New Red Finance,
Inc.
4.375% due 01/15/28 (Þ) 586 587
Air Canada
7.750% due 04/15/21 (Þ) 391 414
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 238 254
Bank of Montreal
1.900% due 08/27/21 282 283
Bank of Nova Scotia (The)
3.400% due 02/11/24 300 318
Bausch Health Cos., Inc.
5.250% due 01/30/30 (Þ) 154 157
Bombardier, Inc.
7.450% due 05/01/34 (Þ) 100 96
Brookfield Asset Management, Inc.
4.000% due 01/15/25 154 168
Brookfield Finance, Inc.
4.000% due 04/01/24 266 287
Canadian Imperial Bank of Commerce
Series BKNT
3.500% due 09/13/23 179 190
Canadian Oil Sands, Ltd.
4.500% due 04/01/22 (Þ) 81 84
6.000% due 04/01/42 (Þ) 285 325
Concordia International Corp.
8.000% due 09/06/24 1,841 1,749
Enbridge, Inc.
2.900% due 07/15/22 156 160
First Quantum Minerals, Ltd.
7.250% due 05/15/22 (Þ) 408 409
7.250% due 04/01/23 (Þ) 775 768
7.500% due 04/01/25 (Þ) 175 172
6.875% due 03/01/26 (Þ) 366 351
Kinross Gold Corp.
Series WI
5.950% due 03/15/24 568 636
4.500% due 07/15/27 1,154 1,228
Mattamy Group Corp.
6.500% due 10/01/25 (Þ) 804 860

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
104 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MEG Energy Corp.
7.125% due 02/01/27 (Þ) 300 297
New Gold, Inc.
6.250% due 11/15/22 (Þ) 688 689
Norbord, Inc.
Class A
6.250% due 04/15/23 (Þ) 282 305
Parkland Fuel Corp.
6.000% due 04/01/26 (Þ) 405 426
5.875% due 07/15/27 (Þ) 598 634
Quebecor Media, Inc.
5.750% due 01/15/23 268 288
Royal Bank of Canada
Series GMTN
3.200% due 04/30/21 177 181
Suncor Energy, Inc.
3.600% due 12/01/24 265 283
Toronto-Dominion Bank (The)
1.800% due 07/13/21 233 234
Total Capital Canada, Ltd.
2.750% due 07/15/23 274 284
TransAlta Corp.
4.500% due 11/15/22 425 442
Vermilion Energy, Inc.
Series 144a
5.625% due 03/15/25 (Þ) 307 295
13,854
Cayman Islands - 1.8%
Apidos CLO, Ltd.
Series 2019-31A Class C
4.381% due 04/15/31 (Ê)(Þ) 500 502
Avolon Holdings Funding, Ltd.
6.500% due 09/15/24 (Þ) 1,300 1,330
Benefit Street Partners CLO IV, Ltd.
Series 2019-IVA Class BRR
4.469% due 01/20/29 (Ê)(Þ) 500 500
Bowman Park CLO, Ltd.
Series 2015-1A Class E
8.077% due 11/23/25 (Ê)(Þ) 400 400
Cedar Funding V CLO, Ltd.
Series 2018-5A Class CR
4.873% due 07/17/31 (Ê)(Þ) 250 242
CIFC Funding, Ltd.
Series 2018-3A Class CR2
4.152% due 10/22/31 (Ê)(Þ) 500 498
Series 2018-4RA Class B
4.036% due 10/17/30 500 493
Exantas Capital Corp., Ltd.
Series 2019-RSO7 Class D
5.199% due 04/15/36 (Ê)(Þ) 290 291
Lamar Funding, Ltd.
Series REGS
3.958% due 05/07/25 890 881
Madison Park Funding XXIX, Ltd.
Series 2018-29A Class C
4.019% due 10/18/30 (Ê)(Þ) 500 501
Magnetite CLO XV, Ltd.
Series 2018-15A Class CR
4.571% due 07/25/31 (Ê)(Þ) 500 493
Magnetite XI, Ltd.
Series 2019-22A Class C
5.092% due 04/15/31 (Ê)(Þ) 500 502
Neuberger Berman CLO XXI, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-21A Class DR
4.869% due 04/20/27 (Ê)(Þ) 250 246
Neuberger Berman CLO XXII, Ltd.
Series 2018-22A Class CR
4.973% due 10/17/30 (Ê)(Þ) 500 501
Octagon Loan Funding, Ltd.
Series 2018-1A Class CRR
4.720% due 11/18/31 (Ê)(Þ) 250 247
OHA Credit Partners XIV, Ltd.
Series 2017-14 Class C
3.619% due 01/21/30 (Ê)(Þ) 500 494
OmGrid Funding, Ltd.
Series REGS
5.196% due 05/16/27 716 741
Recette CLO LLC
Series 2017-1A Class DR
5.219% due 10/20/27 (Ê)(Þ) 298 298
SCOF-2, Ltd.
Series 2018-2A Class CR
4.438% due 07/15/28 (Ê)(Þ) 500 500
Silver Creek CLO, Ltd.
Series 2017-1A Class CR
4.119% due 07/20/30 (Ê)(Þ) 250 250
Symphony CLO XIV, Ltd.
Series 2019-14A Class DR
4.938% due 07/14/26 (Ê)(Þ) 500 501
Symphony CLO XIX, Ltd.
Series 2018-19A Class C
4.529% due 04/16/31 (Ê)(Þ) 500 492
Transocean, Inc.
9.350% due 12/15/41 698 545
Venture CDO, Ltd.
Series 2017-20A Class CR
3.731% due 04/23/27 (Ê)(Þ) 250 248
Wynn Macau, Ltd.
5.125% due 12/15/29 (Þ) 418 414
12,110
Chile - 0.4%
Banco de Credito e Inversiones SA
4.000% due 02/11/23 (Þ) 269 280
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 182 186
Corporacion Nacional del Cobre de Chile
Series REGS
3.625% due 08/01/27 250 266
Embotelladora Andina SA
5.000% due 10/01/23 (Þ) 174 187
Empresa de Transporte de Pasajeros
Metro SA
Series REGS
5.000% due 01/25/47 568 655
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 538 559
Inversiones CMPC SA
4.500% due 04/25/22 (Þ) 218 227
Mongolian Mining Corp/Energy
Resources LLC
Series REGS
9.250% due 04/15/24 537 497
2,857
China - 0.2%
Alibaba Group Holding, Ltd.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 105
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.125% due 11/28/21 159 162
China Evergrande Group
9.500% due 03/29/24 500 441
8.750% due 06/28/25 596 502
Country Garden Holdings Co., Ltd.
Series REGS
7.250% due 04/04/21 300 299
1,404
Colombia - 0.6%
Bancolombia SA
5.950% due 06/03/21 173 182
Colombia Government International
Bond
3.875% due 04/25/27 300 322
7.375% due 09/18/37 1,000 1,472
6.125% due 01/18/41 600 812
5.000% due 06/15/45 500 607
Ecopetrol SA
7.375% due 09/18/43 548 758
5.875% due 05/28/45 101 121
4,274
Costa Rica - 0.5%
Banco Nacional de Costa Rica
Series REGS
6.250% due 11/01/23 335 357
Costa Rica Government International
Bond
7.000% due 04/04/44 (Þ) 2,000 2,119
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 665 586
3,062
Czech Republic - 0.1%
CEZ AS
Series REGS
5.625% due 04/03/42 383 481
Denmark - 0.6%
Danske Bank A/S
5.000% due 01/12/22 (Þ) 266 280
DKT Finance ApS
9.375% due 06/17/23 (Þ) 1,325 1,415
Series REGS
7.000% due 06/17/23 EUR 300 349
TDC A/S
5.000% due 03/02/22 EUR 100 121
6.875% due 02/23/23 GBP 800 1,196
Welltec A/S
9.500% due 12/01/22 (Þ) 500 513
3,874
Dominican Republic - 0.5%
Dominican Republic International Bond
7.450% due 04/30/44 (Þ) 1,000 1,195
6.850% due 01/27/45 (Þ) 2,000 2,250
3,445
Ecuador - 0.3%
Ecuador Government International Bond
10.750% due 01/31/29 (Þ) 300 272
Series REGS
7.950% due 06/20/24 450 396
7.875% due 01/23/28 1,000 812
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Republic of Ecuador Government
International Bond
Series REGS
9.650% due 12/13/26 500 444
1,924
Egypt - 0.7%
Egypt Government International Bond
5.875% due 06/11/25 (Þ) 500 540
6.875% due 04/30/40 (Þ) 3,000 3,064
8.700% due 03/01/49 (Þ) 750 864
Republic of Egypt Government
International Bond
Series REGS
8.700% due 03/01/49 250 288
4,756
El Salvador - 0.3%
El Salvador Government International
Bond
Series REGS
5.875% due 01/30/25 1,500 1,612
7.650% due 06/15/35 498 579
2,191
Ethiopia - 0.2%
Ethiopia International Bond
6.625% due 12/11/24 (Þ) 1,000 1,080
Finland - 0.2%
Teollisuuden Voima Oyj
2.125% due 02/04/25 EUR 990 1,167
France - 1.2%
Air Liquide Finance SA
2.250% due 09/27/23 (Þ) 282 286
Casino Guichard Perrachon SA
4.561% due 01/25/23 EUR 600 649
4.498% due 03/07/24 EUR 700 706
3.580% due 02/07/25 EUR 300 283
4.048% due 08/05/26 EUR 500 467
Constantin Investissement SAS
Series REGS
5.375% due 04/15/25 EUR 600 672
Danone SA
2.589% due 11/02/23 (Þ) 277 284
Electricite de France SA
6.000% due 01/22/14 (Þ) 230 292
New Areva Holding SA
4.875% due 09/23/24 EUR 1,000 1,281
Orange SA
4.125% due 09/14/21 175 182
Orano SA
3.500% due 03/22/21 EUR 100 115
Series EMTN
3.125% due 03/20/23 EUR 600 702
Sanofi
4.000% due 03/29/21 216 222
Societe Generale SA
5.200% due 04/15/21 (Þ) 271 282
Solvay Finance SA
5.425% due 11/29/49 (Ê)(ƒ) EUR 632 803
Total Capital International SA
2.875% due 02/17/22 276 283
Vallourec SA

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
106 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.250% due 09/30/24 EUR 500 403
7,912
Gabon - 0.1%
Gabon Government International Bond
6.375% due 12/12/24 (Þ) 500 537
Georgia - 0.1%
Georgian Railway JSC
Series REGS
7.750% due 07/11/22 550 602
Germany - 1.7%
Blitz F18-674 GmbH
Series REGS
6.000% due 07/30/26 EUR 900 1,074
Commerzbank AG
8.125% due 09/19/23 (Þ) 155 182
CTC BondCo GmbH
Series REGS
5.250% due 12/15/25 EUR 950 1,092
Deutsche Bank AG
2.750% due 02/17/25 EUR 735 860
4.500% due 04/01/25 787 811
4.296% due 05/24/28 (Ê) 462 458
Series EMTN
4.500% due 05/19/26 EUR 1,100 1,387
K&S AG
4.125% due 12/06/21 EUR 764 877
3.000% due 06/20/22 EUR 500 561
Metro AG
1.375% due 10/28/21 EUR 700 792
1.500% due 03/19/25 EUR 557 643
Nidda BondCo GmbH
Series REGS
7.250% due 09/30/25 EUR 700 815
Nordex SE
Series REGS
6.500% due 02/01/23 EUR 150 172
RWE AG
3.500% due 04/21/75 (Ê) EUR 920 1,120
Tele Columbus AG
Series REGS
3.875% due 05/02/25 EUR 900 965
11,809
Ghana - 0.2%
Ghana Government International Bond
8.125% due 01/18/26 (Þ) 700 778
10.750% due 10/14/30 (Þ) 250 321
1,099
Guernsey - 0.1%
Credit Suisse Group AG
Series WI
3.450% due 04/16/21 279 284
Summit Germany, Ltd.
Series REGS
2.000% due 01/31/25 EUR 415 459
743
Honduras - 0.1%
Honduras Government International
Bond
Series REGS
7.500% due 03/15/24 500 559
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hong Kong - 0.3%
CNAC (HK) Finbridge Co. Ltd.
3.875% due 06/19/29 1,000 1,063
Industrial & Commercial Bank of China,
Ltd.
4.250% due 12/29/49 (Ê)(ƒ) 631 640
1,703
India - 0.1%
State Bank of India
4.875% due 04/17/24 (Þ) 262 286
5.500% due 09/29/49 (Ê)(ƒ) 200 208
492
Indonesia - 0.6%
Pertamina Persero PT
Series REGS
5.625% due 05/20/43 221 260
6.450% due 05/30/44 2,300 2,972
Perusahaan Listrik Negara PT
Series REGS
5.250% due 10/24/42 440 499
6.250% due 01/25/49 245 318
PT Indonesia Asahan Aluminum
Series REGS
6.757% due 11/15/48 200 258
4,307
Iraq - 0.1%
Iraq Government International Bond
Series REGS
5.800% due 01/15/28 1,000 961
Ireland - 0.4%
GE Capital International Funding Co.
Unlimited Co.
Series WI
3.373% due 11/15/25 274 290
4.418% due 11/15/35 264 297
LCPR Senior Secured Financing
Designated Activity Co.
6.750% due 10/15/27 (Þ) 693 733
Motion Bondco Designated Activity Co.
Series REGs
4.500% due 11/15/27 EUR 200 233
Shire Acquisitions Investments Ireland
DAC
2.400% due 09/23/21 200 202
VTB Bank
Series REGS
9.500% due 12/31/49 (Ê)(ƒ) 754 844
2,599
Israel - 0.1%
Israel Electric Corp., Ltd
5.000% due 11/12/24 (Þ) 500 554
Italy - 1.5%
Banca Popolare di Sondrio SCPA
2.375% due 04/03/24 EUR 1,100 1,248
Banco BPM SpA
7.125% due 03/01/21 EUR 246 290
Banco Popolare SC
6.375% due 05/31/21 EUR 576 681
Eni SpA
Series X-R
4.750% due 09/12/28 (Þ) 250 290

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 107
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Intesa Sanpaolo SpA
3.375% due 01/12/23 (Þ) 160 165
6.625% due 09/13/23 EUR 410 542
5.017% due 06/26/24 (Þ) 707 752
3.928% due 09/15/26 EUR 950 1,204
Intesa Sanpaolo Vita SpA
4.750% due 12/31/49 (Ê)(ƒ) EUR 300 372
Leonardo SpA
5.250% due 01/21/22 EUR 731 891
4.875% due 03/24/25 EUR 502 669
Mediobanca Banca di Credito
Finanziario SpA
5.750% due 04/18/23 EUR 571 721
Telecom Italia SpA
5.303% due 05/30/24 (Þ) 544 593
3.625% due 05/25/26 EUR 800 988
5.250% due 03/17/55 EUR 600 777
10,183
Japan - 0.2%
Mitsubishi UFJ Financial Group, Inc.
3.535% due 07/26/21 193 198
Oscar US Funding XI LLC
Series 2019-2A Class A4
2.680% due 09/10/26 (Þ) 850 866
Takeda Pharmaceutical Co., Ltd.
Series WI
4.000% due 11/26/21 270 280
1,344
Jersey - 0.4%
AA Bond Co., Ltd.
Series REGS
5.500% due 07/31/22 GBP 1,375 1,618
CPUK Finance, Ltd.
Series REGS
4.875% due 08/28/25 GBP 275 374
HBOS Sterling Finance Jersey, LP
7.881% due 12/29/49 (Ê)(ƒ) GBP 212 440
2,432
Jordan - 0.2%
Jordan Government International Bond
Series REGS
5.750% due 01/31/27 200 214
7.375% due 10/10/47 1,000 1,097
1,311
Kazakhstan - 0.1%
National Company KazMunajGaz
Series REGS
5.750% due 04/19/47 566 702
Kenya - 0.2%
Kenya Government International Bond
Series REGS
6.875% due 06/24/24 1,000 1,084
Lebanon - 0.2%
Lebanon Government International Bond
6.250% due 05/27/22 750 300
Series GMTN
6.200% due 02/26/25 500 186
Series REGS
8.250% due 04/12/21 1,000 480
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 01/27/23 230 90
1,056
Luxembourg - 2.0%
Allergan Funding SCS
3.450% due 03/15/22 165 170
Cabot Financial SA
Series REGS
7.500% due 10/01/23 GBP 750 1,027
Camelot Finance SA
4.500% due 11/01/26 (Þ) 993 1,010
Consolidated Energy Finance SA
6.875% due 06/15/25 (Þ) 105 104
6.500% due 05/15/26 (Þ) 727 718
DH Europe Finance II SARL
Series 3YR
2.050% due 11/15/22 284 286
Garfunkelux Holdco 3 SA
Series REGS
8.500% due 11/01/22 GBP 1,500 1,971
Garrett LI I Sarl / Garrett Borrowing LLC
Series REGS
5.125% due 10/15/26 EUR 500 546
Gazprom OAO Via Gaz Capital SA
Series REGS
5.375% due 08/16/37 1,000 1,443
Intelsat Jackson Holdings SA
9.750% due 07/15/25 (Þ) 664 573
LSF9 Balta Issuer SARL
Series REGS Class I
7.750% due 09/15/22 EUR 586 604
Mangrove LuxCo III SARL
Series REGS
7.775% due 10/09/25 EUR 200 209
OJSC Russian Agricultural Bank
Series REGS
8.500% due 10/16/23 200 229
Rossini SARL
Series REGS
6.750% due 10/30/25 EUR 600 732
Russian Agricultural Bank OJSC Via
RSHB Capital SA
Series REGS
8.500% due 10/16/23 475 543
Takko Luxembourg 2 SCA
Series REGS
5.375% due 11/15/23 (Ê) EUR 350 367
5.375% due 11/15/23 EUR 200 212
Telecom Italia SpA
7.750% due 01/24/33 EUR 825 1,373
6.375% due 11/15/33 600 700
6.000% due 09/30/34 301 338
7.200% due 07/18/36 196 243
7.721% due 06/04/38 50 65
VTB Bank OJSC Via VTB Capital SA
Series REGS
6.950% due 10/17/22 200 217
13,680
Malaysia - 0.1%
Malaysia Government International Bond
Series 0219
3.885% due 08/15/29 MYR 3,000 777
Mexico - 1.8%

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
108 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Banco Inbursa SA Institucion de Banca
Multiple
4.375% due 04/11/27 (Þ) 235 248
BBVA Bancomer SA
6.750% due 09/30/22 (Þ) 260 285
Comision Federal de Electricidad
Series REGS
5.750% due 02/14/42 625 730
Mexican Bonos
Series M 20
10.000% due 12/05/24 MXN 20,000 1,208
8.500% due 05/31/29 MXN 8,500 507
Petroleos Mexicanos
6.625% due 06/15/38 4,000 4,061
6.500% due 06/02/41 650 656
5.500% due 06/27/44 2,000 1,865
Series REGS
6.625% due 09/29/49 (ƒ) 142 138
Series WI
6.500% due 01/23/29 90 96
5.625% due 01/23/46 1,000 934
6.750% due 09/21/47 1,498 1,516
Trust F/1401
6.390% due 01/15/50 (Þ) 173 199
12,443
Mongolia - 0.1%
Development Bank of Mongolia
Series REGS
7.250% due 10/23/23 350 371
Morocco - 0.1%
Morocco Government International Bond
5.500% due 12/11/42 (Þ) 250 315
OCP SA
Series REGS
4.500% due 10/22/25 343 370
6.875% due 04/25/44 200 263
948
Mozambique - 0.2%
The Republic of Mozambique
5.000% due 09/15/31 (Þ) 1,279 1,222
Netherlands - 2.1%
Cimpress NV
7.000% due 06/15/26 (Þ) 486 514
Deutsche Telekom International Finance
BV
2.820% due 01/19/22 (Þ) 229 234
Diamond (BC) BV
Series REGS
5.625% due 08/15/25 EUR 400 435
Enel Finance International NV
6.000% due 10/07/39 (Þ) 202 272
Kazakhstan Temir Zholy Finance BV
Series REGS
6.950% due 07/10/42 664 939
LBC Tank Terminals Holding
Netherlands BV
6.875% due 05/15/23 (Þ) 750 763
Lukoil International Finance BV
6.656% due 06/07/22 (Þ) 208 228
LYB Finance Co. BV
8.100% due 03/15/27 (Þ) 125 164
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LYB International Finance BV
4.000% due 07/15/23 223 238
Maxeda DIY Holdings BV
Series REGS
6.125% due 07/15/22 EUR 350 373
Mondelez International Holdings
Netherlands BV
2.000% due 10/28/21 (Þ) 281 282
NXP BV / NXP Funding LLC
4.625% due 06/01/23 (Þ) 260 281
Petrobras Global Finance BV
5.875% due 03/07/22 785 971
4.250% due 10/02/23 EUR 800 1,004
6.875% due 01/20/40 228 282
6.850% due 06/05/15 1,251 1,490
Shell International Finance BV
2.250% due 01/06/23 279 285
Siemens Financieringsmaatschappij NV
Class C
2.900% due 05/27/22 (Þ) 274 282
Srlev NV
9.000% due 04/15/41 (Ê) EUR 800 970
Sunshine Mid BV
Series REGS
6.500% due 05/15/26 EUR 700 812
Syngenta Finance NV
4.375% due 03/28/42 319 307
Teva Pharmaceutical Industries, Ltd.
1.125% due 10/15/24 EUR 1,056 1,038
1.875% due 03/31/27 EUR 844 801
1.625% due 10/15/28 EUR 437 391
Trivium Packaging Finance BV
8.500% due 08/15/27 (Þ) 200 220
United Group BV
Series REGS
3.625% due 02/15/28 EUR 300 330
UPCB Finance VII, Ltd.
Series REGS
3.625% due 06/15/29 EUR 500 583
14,489
Nigeria - 0.1%
Nigeria Government International Bond
6.500% due 11/28/27 (Þ) 500 514
Norway - 0.0%
Statoil ASA
3.150% due 01/23/22 274 283
Oman - 0.2%
Oman Government International Bond
Series REGS
4.750% due 06/15/26 600 607
5.625% due 01/17/28 500 517
6.500% due 03/08/47 500 493
1,617
Pakistan - 0.4%
Pakistan Government International Bond
Series REGS
7.875% due 03/31/36 2,700 2,858
Panama - 0.1%
Aeropuerto Internacional de Tocumen
SA

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 109
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.625% due 05/18/36 548 659
Paraguay - 0.1%
Paraguay Government International
Bond
6.100% due 08/11/44 (Þ) 551 689
Peru - 0.4%
Banco de Credito del Peru
4.250% due 04/01/23 (Þ) 269 284
Peruvian Government International Bond
8.750% due 11/21/33 1,000 1,688
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 752 906
2,878
Philippines - 0.1%
Power Sector Assets & Liabilities
Management Corp.
Series REGS
7.390% due 12/02/24 607 748
Puerto Rico - 0.1%
Popular, Inc.
6.125% due 09/14/23 394 423
Qatar - 0.1%
Nakilat , Inc.
Series REGS
6.067% due 12/31/33 370 452
Qatar Government International Bond
Series REGS
4.817% due 03/14/49 300 382
834
Russia - 0.4%
Gazprom PJSC Via Gaz Capital SA
6.510% due 03/07/22 (Þ) 211 229
Russian Federation International Bond
Series REGS
7.500% due 03/31/30 (~)(Ê) 503 572
Russian Railways Via RZD Capital PLC
7.900% due 10/19/24 RUB 115,000 1,878
2,679
Saudi Arabia - 0.5%
Saudi Arabia Government International
Bond
4.500% due 10/26/46 1,500 1,714
Series REGS
4.625% due 10/04/47 250 291
Saudi Arabian Oil Co.
4.375% due 04/16/49 400 451
4.375% due 04/16/49 (Þ) 200 226
Saudi Electricity Global Sukuk Co.
Series REGS
5.500% due 04/08/44 450 857
3,539
Senegal - 0.0%
Senegal Government International Bond
Series REGS
6.750% due 03/13/48 250 256
Singapore - 0.2%
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ascendas Real Estate Investment Trust
Series 2019-CRE3 Class D
5.150% due 09/14/36 (Ê)(Þ) 930 931
Geo Coal International Pte., Ltd.
8.000% due 10/04/22 (Þ) 555 342
1,273
South Africa - 0.7%
Eskom Holdings SOC, Ltd.
Series REGS
7.125% due 02/11/25 2,711 2,749
8.450% due 08/10/28 200 215
Republic of South Africa Government
International Bond
Series 2035
8.875% due 02/28/35 ZAR 2,620 163
Series R186
10.500% due 12/21/26 ZAR 12,500 939
Transnet SOC, Ltd.
Series REGS
4.000% due 07/26/22 639 650
4,716
South Korea - 0.0%
Woori Bank
5.875% due 04/13/21 (Þ) 270 282
Spain - 0.4%
Banco de Sabadell SA
1.750% due 05/10/24 EUR 1,000 1,150
Bankia SA
1.000% due 06/25/24 EUR 1,100 1,249
Naviera Armas S.A.
Series REGS
4.250% due 11/15/24 (Ê) EUR 499 360
2,759
Sri Lanka - 0.3%
Sri Lanka Government International
Bond
7.550% due 03/28/30 (Þ) 500 495
Series REGS
6.825% due 07/18/26 1,300 1,301
6.200% due 05/11/27 200 190
1,986
Sweden - 0.7%
Intrum AB
Series REGS
3.000% due 09/15/27 EUR 350 381
Telefonaktiebolaget LM Ericsson
4.125% due 05/15/22 400 414
Series 7Y
1.875% due 03/01/24 EUR 1,290 1,516
Unilabs SubHolding AB
Series REGS
5.750% due 05/15/25 EUR 450 513
Verisure Midholding AB
Series REGS
5.750% due 12/01/23 EUR 1,650 1,874
4,698
Thailand - 0.1%
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 169 247
PTTEP Canada International Finance,
Ltd.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
110 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
6.350% due 06/12/42 370 533
780
Trinidad and Tobago - 0.1%
Trinidad Generation Unlimited
Series REGS
5.250% due 11/04/27 529 563
Trinidad Petroleum Holdings Ltd.
Series REGS
9.750% due 06/15/26 258 294
857
Tunisia - 0.1%
Banque Centrale de Tunisie SA
Series REGS
5.750% due 01/30/25 648 600
Turkey - 1.0%
TC Ziraat Bankasi AS
Series REGS
5.125% due 05/03/22 592 604
5.125% due 09/29/23 271 275
Turkey Government International Bond
7.375% due 02/05/25 600 678
6.750% due 05/30/40 1,000 1,090
4.875% due 04/16/43 500 447
6.625% due 02/17/45 2,000 2,139
5.750% due 05/11/47 200 193
Turkiye Halk Bankasi AS
Series REGS
4.750% due 02/11/21 360 355
5.000% due 07/13/21 489 482
Turkiye Ihracat Kredi Bankasi AS
Series REGS
5.375% due 02/08/21 300 307
5.375% due 10/24/23 294 300
6,870
Ukraine - 0.0%
Ukraine Government International Bond
Series GDp
3.155% due 05/31/40 (~)(Ê)(Þ) 195 193
United Arab Emirates - 0.2%
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 506 547
Emirates NBD PJSC
6.125% due 12/31/99 (Ê)(ƒ) 534 564
1,111
United Kingdom - 5.8%
Algeco Scotsman Global Finance PLC
Series REGS
6.500% due 02/15/23 EUR 600 660
Aon PLC
4.000% due 11/27/23 220 236
Arrow Global Finance PLC
Series REGS
5.125% due 09/15/24 GBP 750 1,006
AstraZeneca PLC
2.375% due 06/12/22 279 284
Barclays Bank PLC
6.278% due 12/29/49 (Ê)(ƒ) 225 267
Barclays PLC
4.950% due 01/10/47 241 299
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Boparan Finance PLC
Series REGS
5.500% due 07/15/21 GBP 2,000 1,954
BP Capital Markets PLC
2.500% due 11/06/22 160 163
Centrica PLC
Series .
3.000% due 04/10/76 (Ê) EUR 1,400 1,593
Co-operative Group Holdings, Ltd.
5.035% due 07/08/26 (~)(Ê) GBP 200 302
Daily Mail & General Trust PLC
6.375% due 06/21/27 GBP 650 1,012
EI Group PLC
6.875% due 02/15/21 GBP 560 741
GKN Holdings PLC
4.625% due 05/12/32 GBP 800 1,119
GlaxoSmithKline Capital PLC
2.850% due 05/08/22 178 183
Iron Mountain UK PLC
Series REGS
3.875% due 11/15/25 GBP 600 807
Jerrold Finco PLC
Series REGS
6.250% due 09/15/21 GBP 700 939
6.125% due 01/15/24 GBP 150 204
4.875% due 01/15/26 GBP 200 267
KCA Deutag UK Finance PLC
9.875% due 04/01/22 (Þ) 900 626
9.625% due 04/01/23 (Þ) 200 139
Kondor Finance PLC
Series REGS
7.625% due 11/08/26 201 214
Lloyds Bank PLC
3.300% due 05/07/21 182 186
Series EMTN
13.000% due 01/29/49 (Ê)(ƒ) GBP 750 1,793
Lloyds Banking Group PLC
4.500% due 11/04/24 179 195
Series 144a
6.657% due 12/29/49 (Ê)(ƒ)(Þ) 255 311
Marks & Spencer Group PLC
7.125% due 12/01/37 (Þ) 204 234
Oschadbank Via SSB #1 PLC
8.724% due 01/19/24 (Ê) 1,400 1,386
9.625% due 03/20/25 (~)(Ê)(Þ) 725 769
Petrobras Global Finance BV
Series .
5.375% due 10/01/29 GBP 1,000 1,478
Pinewood Finance Co., Ltd.
Series REGS
3.250% due 09/30/25 GBP 200 269
Privatbank CJSC Via UK SPV Credit
Finance PLC
11.000% due 02/09/21 (Ø) 1,577 473
Series DPW
10.250% due 01/23/49 (Ø) 1,240 337
RAC Bond Co. PLC
Series REGS
5.000% due 11/06/22 GBP 1,150 1,383
Royal Bank of Scotland Group PLC
7.648% due 12/31/49 (Ê)(ƒ) 196 283
Santander PLC
5.000% due 11/07/23 (Þ) 148 161

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 111
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sky, Ltd.
3.750% due 09/16/24 (Þ) 263 285
Standard Chartered PLC
5.200% due 01/26/24 (Þ) 174 190
7.014% due 12/30/49 (Ê)(ƒ)(Þ) 215 264
Synlab Unsecured Bondco PLC
Series REGS
8.250% due 07/01/23 EUR 950 1,103
Tesco PLC
6.150% due 11/15/37 (Þ) 159 199
TransDigm Group, Inc.
Series WI
6.875% due 05/15/26 665 708
Travelex Financing PLC
Series REGS
8.000% due 05/15/22 EUR 1,400 1,507
Tullow Oil PLC
6.250% due 04/15/22 (Þ) 807 732
Ukreximbank Via Biz Finance PLC
9.048% due 02/09/23 (Ê)(Þ) 6,067 6,038
9.750% due 01/22/25 (Þ) 617 668
Valaris PLC
4.500% due 10/01/24 255 138
5.750% due 10/01/44 316 130
Virgin Media Secured Finance PLC
5.500% due 05/15/29 (Þ) 800 842
Series REGS
5.000% due 04/15/27 GBP 250 348
4.250% due 01/15/30 GBP 100 135
Viridian Group FinanceCo PLC
Series REGS
4.750% due 09/15/24 GBP 600 813
Vodafone Group PLC
4.200% due 10/03/78 (Ê) EUR 700 877
4.875% due 10/03/78 (Ê) GBP 230 330
3.100% due 01/03/79 (Ê) EUR 800 930
7.000% due 04/04/79 (Ê) 693 816
39,326
United States - 49.5%
3M Co.
2.250% due 03/15/23 159 162
ABB Finance USA, Inc.
2.875% due 05/08/22 279 287
AECOM Global II LLC / URS Fox US,
LP
5.000% due 04/01/22 239 247
Affinion Group, Inc.
18.000% due 10/10/24 231 127
AHP Health Partners, Inc.
9.750% due 07/15/26 (Þ) 285 311
Air Medical Group Holdings, Inc.
6.375% due 05/15/23 (Þ) 581 542
Ajax Mortgage Loan Trust
Series 2018-A Class A
3.850% due 04/25/58 (Þ) 626 642
Albertsons Cos. LLC / Safeway, Inc. /
New Albertsons, LP / Albertson's LLC
7.500% due 03/15/26 (Þ) 372 412
5.875% due 02/15/28 (Þ) 200 214
Aleris International, Inc.
10.750% due 07/15/23 (Þ) 485 504
Allegheny Technologies, Inc.
7.875% due 08/15/23 195 214
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Allergan Finance LLC
3.250% due 10/01/22 277 286
Allergan Sales LLC
5.000% due 12/15/21 (Þ) 266 279
Allergan, Inc.
2.800% due 03/15/23 237 241
Alliance Resource Partners, LP
7.500% due 05/01/25 (Þ) 743 643
Altria Group, Inc.
4.750% due 05/05/21 213 221
Amazon.com, Inc.
2.500% due 11/29/22 156 160
AMC Entertainment Holdings, Inc.
Series WI
6.375% due 11/15/24 1,500 1,878
American Airlines Pass-Through Trust
5.000% due 06/01/22 (Þ) 593 616
American Express Co.
3.400% due 02/27/23 271 283
American Express Credit Corp.
2.250% due 05/05/21 279 281
American Homes 4 Rent
4.250% due 02/15/28 261 286
American Tower Corp.
2.250% due 01/15/22 157 158
Amgen, Inc.
2.650% due 05/11/22 176 179
Amsted Industries, Inc.
4.625% due 05/15/30 (Þ) 655 663
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/23 271 283
Anheuser-Busch InBev Worldwide, Inc.
2.500% due 07/15/22 192 196
Anixter, Inc.
Series WI
5.500% due 03/01/23 465 493
Antero Midstream Corp.
Series WI
5.375% due 09/15/24 603 534
Antero Resources Corp.
5.375% due 11/01/21 500 478
Apex Tool Group LLC / BC Mountain
Finance, Inc.
9.000% due 02/15/23 (Þ) 935 863
Apple, Inc.
1.550% due 08/04/21 185 185
APX Group, Inc.
Series WI
7.875% due 12/01/22 287 293
Aramark Services, Inc.
5.000% due 02/01/28 (Þ) 289 303
Arconic , Inc.
5.400% due 04/15/21 315 324
5.125% due 10/01/24 421 455
5.900% due 02/01/27 658 746
5.950% due 02/01/37 108 120
Ares Capital Corp.
3.500% due 02/10/23 157 161
Arrow Electronics, Inc.
3.500% due 04/01/22 177 182
ASP AMC Merger Sub, Inc.
8.000% due 05/15/25 (Þ) 400 270
AT&T, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
112 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 02/15/22 276 283
Atrium CDO Corp.
Series 2017-12A Class DR
5.392% due 04/22/27 (Ê)(Þ) 250 250
Avanos Medical, Inc.
Series WI
6.250% due 10/15/22 750 758
Babson CLO, Ltd.
Series 2014-IA Class C
3.680% due 07/20/25 (Ê)(Þ) 250 251
Series 2019-3A Class C
6.042% due 04/20/31 (Ê)(Þ) 385 387
Ball Corp.
4.000% due 11/15/23 279 295
BAMLL Commercial Mortgage Securities
Trust
Series 2016-FR14 Class C
1.342% due 02/27/48 (~)(Ê)(Þ) 220 215
Series 2016-FR16 Class B
1.007% due 05/27/21 (~)(Ê)(Þ) 180 174
Banff Merger Sub, Inc.
Series 144a
9.750% due 09/01/26 (Þ) 450 462
Bank Commercial Mortgage Pass-
Through Certificates
Series 2017-BNK5 Class XA
1.088% due 06/15/60 (~)(Ê) 10,514 594
Series 2017-BNK6 Class D
3.100% due 07/15/60 (Þ) 140 130
Series 2018-BN14 Class D
3.000% due 09/15/60 (Þ) 310 291
Bank of America Corp.
5.000% due 05/13/21 265 276
Bank of New York Mellon Corp. (The)
2.050% due 05/03/21 157 158
BankUnited , Inc.
4.875% due 11/17/25 259 289
Bausch Health Cos., Inc.
6.125% due 04/15/25 (Þ) 1,450 1,492
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 180 190
Bayer US Finance II LLC
2.750% due 07/15/21 (Þ) 229 232
BBA U.S. Holdings, Inc.
4.000% due 03/01/28 (Þ) 591 585
BCPE Eagle Buyer LLC 2nd Lien Term
Loan (Ê)
9.762% due 03/16/25 2,590 2,464
BDS, Ltd.
Series 2020-FL5 Class D
4.280% due 02/16/37 (Ê)(Þ) 560 560
Becton Dickinson and Co.
2.894% due 06/06/22 229 234
Bed Bath & Beyond, Inc.
4.915% due 08/01/34 131 104
5.165% due 08/01/44 384 284
Benchmark Mortgage Trust
Series 2018-B4 Class XA
0.544% due 07/15/51 (~)(Ê) 17,201 590
Series 2019-B9 Class D
3.000% due 03/15/52 (Þ) 810 752
Series 2019-B10 Class XA
1.233% due 03/15/62 (~)(Ê) 3,825 344
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-B14 Class D
2.500% due 12/15/61 (Þ) 450 396
Berkshire Hathaway Energy Co.
Series WI
4.500% due 02/01/45 144 175
Berkshire Hathaway Finance Corp.
5.750% due 01/15/40 149 214
Berkshire Hathaway, Inc.
2.750% due 03/15/23 230 238
Berry Global, Inc.
5.625% due 07/15/27 (Þ) 289 307
Berry Petroleum Corp.
7.000% due 02/15/26 (Þ) 481 446
Blue Mountain CLO, Ltd.
Series 2018-1A Class DR
5.119% due 04/20/27 (Ê)(Þ) 400 393
Series 2018-3A Class C
3.994% due 10/25/30 (Ê)(Þ) 500 497
BMC East LLC
5.500% due 10/01/24 (Þ) 700 721
BMD2 Re REMIC Trust
3.665% due 05/25/52 271 262
BMW US Capital LLC
2.000% due 04/11/21 (Þ) 283 284
Boardwalk Pipelines, LP
4.800% due 05/03/29 178 188
Boeing Co. (The)
2.700% due 05/01/22 276 281
BP Capital Markets America, Inc.
3.790% due 02/06/24 166 178
Brazil Loan Trust 1
5.477% due 07/24/23 (Þ) 1,117 1,167
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 270 260
Broadcom, Inc.
3.125% due 04/15/21 (Þ) 280 284
Brookfield Property REIT, Inc.
5.750% due 05/15/26 (Þ) 678 707
Brown & Brown, Inc.
4.200% due 09/15/24 227 247
Buckeye Partners, LP
4.150% due 07/01/23 773 782
4.125% due 12/01/27 215 212
5.600% due 10/15/44 461 429
Bunge, Ltd. Finance Corp.
4.350% due 03/15/24 173 184
Burlington Northern Santa Fe LLC
3.400% due 09/01/24 167 179
BWAY Holding Co.
Series 144a
7.250% due 04/15/25 (Þ) 343 341
Series REGS
4.750% due 04/15/24 550 623
BX Commercial Mortgage Trust
Series 2019-XL Class J
4.650% due 10/15/36 (Ê)(Þ) 430 432
BX Trust
Series 2019-OC11 Class E
4.076% due 12/09/41 (Þ) 180 186
Series 2020-BXLP Class G
4.250% due 12/15/29 (Ê)(Þ) 350 351
Cablevision Systems Corp.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 113
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.875% due 09/15/22 672 722
CALI Mortgage Trust
Series 2019-101C Class E
4.324% due 03/10/39 (~)(Ê)(Þ) 320 344
Calpine Corp.
5.250% due 06/01/26 (Þ) 301 311
4.500% due 02/15/28 (Þ) 700 697
Calumet Specialty Products Co.
11.000% due 04/15/25 (Þ) 800 884
Carlson Travel, Inc.
9.500% due 12/15/24 (Þ) 916 916
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-4A Class BR
3.919% due 10/20/27 (Ê)(Þ) 500 491
CarMax Auto Owner Trust
Series 2018-4 Class D
4.150% due 04/15/25 500 525
Carvana Co.
8.875% due 10/01/23 (Þ) 628 660
Caterpillar, Inc.
2.900% due 03/15/21 279 283
CBL & Associates, LP
5.950% due 12/15/26 1,524 763
CC Holdings GS V LLC / Crown Castle
GS III Corp.
3.849% due 04/15/23 270 286
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.875% due 04/01/24 (Þ) 1,184 1,222
5.500% due 05/01/26 (Þ) 571 597
5.875% due 05/01/27 (Þ) 227 239
4.750% due 03/01/30 (Þ) 642 660
Series 0003
4.000% due 03/01/23 (Þ) 413 419
Series DMTN
5.000% due 02/01/28 (Þ) 291 305
CDK Global, Inc.
Series WI
5.000% due 10/15/24 305 333
CDW LLC / CDW Finance Co.
5.500% due 12/01/24 469 524
Centene Corp.
5.250% due 04/01/25 (Þ) 799 828
5.375% due 06/01/26 (Þ) 716 762
4.250% due 12/15/27 (Þ) 535 559
4.625% due 12/15/29 (Þ) 1,079 1,161
CenturyLink, Inc.
5.125% due 12/15/26 (Þ) 700 718
Series G
6.875% due 01/15/28 143 160
Series T
5.800% due 03/15/22 322 339
CF Industries, Inc.
3.450% due 06/01/23 433 445
5.150% due 03/15/34 168 194
4.950% due 06/01/43 209 223
5.375% due 03/15/44 228 256
CFCRE Commercial Mortgage Trust
Series 2011-C1 Class E
6.272% due 04/15/44 (~)(Ê)(Þ) 157 147
Series 2016-C7 Class XA
0.746% due 12/10/54 (~)(Ê) 16,323 704
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Change Healthcare Holdings, Inc. /
Change Financing Co.
5.750% due 03/01/25 (Þ) 572 583
Charming Charlie, Inc. Converted Term
Loan A
0.000% due 04/24/23 (~)(Ê) 374 —
Charming Charlie, Inc. Converted Term
Loan B
0.000% due 04/24/23 (~)(Ê) 460 —
Charming Charlie, Inc. Delayed Draw
Term Loan
22.000% due 05/28/22 (~)(Ê) 95 71
Charming Charlie, Inc. Term Loan
22.000% due 10/02/23 (~)(Ê) 17 13
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.200% due 03/15/28 236 255
Chase Home Lending Mortgage Trust
Series 2019-ATR2 Class A3
3.500% due 07/25/49 (~)(Ê)(Þ) 759 775
Chase Mortgage Finance Corp.
Series 2019-1 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 488 495
Series 2019-1 Class A5
3.500% due 03/25/50 (~)(Ê)(Þ) 800 834
Cheniere Energy Partners, LP
4.500% due 10/01/29 (Þ) 218 222
Chesapeake Energy Corp.
11.500% due 01/01/25 (Þ) 651 524
Chevron Corp.
2.895% due 03/03/24 272 285
CIFC Funding, Ltd.
Series 2017-1A Class C
5.211% due 04/23/29 (Ê)(Þ) 500 502
CIM Trust
Series 2018-INV1 Class A10
4.000% due 08/25/48 (~)(Ê)(Þ) 500 525
Series 2019-INV1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 675 691
Series 2019-J2 Class A13
3.500% due 10/25/49 (~)(Ê)(Þ) 769 781
Series 2019-J2 Class A5
3.500% due 10/25/49 (~)(Ê)(Þ) 467 491
Cisco Systems, Inc.
2.600% due 02/28/23 143 147
CIT Group, Inc.
5.000% due 08/15/22 273 290
Citigroup Commercial Mortgage Trust
Series 2014-GC19 Class E
4.400% due 03/10/47 (~)(Ê)(Þ) 1,000 1,004
Series 2014-GC19 Class F
3.665% due 03/10/47 (~)(Ê)(Þ) 443 391
Series 2016-C2 Class E
4.594% due 08/10/49 (Þ) 120 108
Series 2016-P4 Class F
4.881% due 07/10/49 (~)(Ê)(Þ) 313 261
Series 2016-P5 Class D
3.000% due 10/10/49 (Þ) 670 628
Series 2017-P8 Class XA
Interest Only STRIP
1.071% due 09/15/50 (~)(Ê) 4,024 232

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
114 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-C5 Class XA
Interest Only STRIP
0.604% due 06/10/51 (~)(Ê) 7,468 363
Series 2018-C6 Class D
5.066% due 11/10/51 (~)(Ê)(Þ) 410 448
Series 2019-GC41 Class XA
Interest Only STRIP
1.190% due 08/10/56 (~)(Ê) 2,268 179
Clear Channel Worldwide Holdings, Inc.
9.250% due 02/15/24 (Þ) 194 211
5.125% due 08/15/27 (Þ) 406 418
Cleveland-Cliffs Inc.
6.250% due 10/01/40 96 81
CNH Industrial Capital LLC
4.200% due 01/15/24 172 184
CNX Midstream Partners LP
6.500% due 03/15/26 (Þ) 607 556
CNX Resources Corp.
7.250% due 03/14/27 (Þ) 659 538
Colfax Corp.
6.375% due 02/15/26 (Þ) 162 174
COLT Funding LLC
Series 2018-1 Class B1
4.362% due 02/25/48 (~)(Ê)(Þ) 900 901
Series 2019-1 Class M1
4.518% due 03/25/49 (~)(Ê)(Þ) 1,000 1,024
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 179 217
Comcast Corp.
3.700% due 04/15/24 175 188
Commercial Mortgage Trust
Series 2013-CR8 Class D
4.080% due 06/10/46 (~)(Ê)(Þ) 1,000 1,030
Series 2013-CR10 Class F
4.949% due 08/10/46 (~)(Ê)(Þ) 160 156
Series 2016-CD1 Class XA
1.419% due 08/10/49 (~)(Ê) 8,308 591
Series 2017-COR2 Class XA
1.333% due 09/10/50 (~)(Ê) 5,360 395
Series 2019-CD8 Class XA
1.554% due 08/15/57 (~)(Ê) 4,116 466
Commonbond Student Loan Trust
Series 2017-AGS Class C
5.280% due 05/25/41 (Þ) 165 174
CommScope Finance LLC
5.500% due 03/01/24 (Þ) 250 257
8.250% due 03/01/27 (Þ) 369 379
CommScope Holding Co., Inc.
Series 2013-GAM Class F
3.417% due 02/10/28 (~)(Ê)(Þ) 430 416
Communications Sales & Leasing, Inc. /
CSL Capital LLC
6.000% due 04/15/23 (Þ) 485 464
Compass Minerals International, Inc.
6.750% due 12/01/27 (Þ) 707 757
Comstock Resources, Inc.
Series WI
9.750% due 08/15/26 655 534
Connecticut Avenue Securities Trust
Series 2018-R07 Class 1M2
4.681% due 04/25/31 (Ê)(Þ) 897 909
CONSOL Energy, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
11.000% due 11/15/25 (Þ) 684 475
Constellation Energy Group, Inc.
8.500% due 09/15/25 (Þ) 581 529
Continental Wind LLC
6.000% due 02/28/33 (Þ) 208 236
Costco Wholesale Corp.
2.300% due 05/18/22 157 160
Coty, Inc.
6.500% due 04/15/26 (Þ) 546 569
Covey Park Energy LLC
7.500% due 05/15/25 (Þ) 634 499
Credit Acceptance Corp.
6.625% due 03/15/26 (Þ) 682 735
Crestwood Midstream Partners, LP
5.625% due 05/01/27 (Þ) 704 708
Crimson Merger Sub, Inc.
6.625% due 05/15/22 (Þ) 360 359
Crown Americas LLC / Crown Americas
Capital Corp. IV
4.500% due 01/15/23 684 719
Crown Americas LLC / Crown Americas
Capital Corp. V
Series WI
4.250% due 09/30/26 288 300
Crown Castle International Corp.
2.250% due 09/01/21 282 284
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 670 792
CSAIL Commercial Mortgage Trust
Series 2015-C2 Class C
4.354% due 06/15/57 (~)(Ê) 100 99
CSC Holdings LLC
6.750% due 11/15/21 491 528
7.500% due 04/01/28 (Þ) 669 761
5.750% due 01/15/30 (Þ) 727 782
Curo Group Holdings Corp.
8.250% due 09/01/25 (Þ) 621 548
CVR Energy, Inc.
5.250% due 02/15/25 (Þ) 711 702
5.750% due 02/15/28 (Þ) 426 417
CVR Partners, LP / CVR Nitrogen
Finance Corp
9.250% due 06/15/23 (Þ) 1,300 1,354
Daimler Finance NA LLC
2.875% due 03/10/21 (Þ) 215 217
DB Master Finance LLC
Series 2019-1A Class A23
4.352% due 05/20/49 (Þ) 398 424
Series 2019-1A Class A2II
4.021% due 05/20/49 (Þ) 199 209
DBJPM Mortgage Trust
Series 2016-C3 Class XA
1.632% due 08/10/49 (~)(Ê) 8,332 662
DBWF Mortgage Trust
Series 2015-LCM Class D
3.421% due 06/10/34 (~)(Ê)(Þ) 1,000 959
DCP Midstream LLC
6.750% due 09/15/37 (Þ) 89 96
5.600% due 04/01/44 210 204
Dell International LLC / EMC Corp.
7.125% due 06/15/24 (Þ) 964 1,013
Dell, Inc.
6.500% due 04/15/38 187 208

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 115
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.400% due 09/10/40 197 203
Delta Air Lines, Inc.
3.625% due 03/15/22 227 234
Diamond Offshore Drilling, Inc.
5.700% due 10/15/39 100 54
4.875% due 11/01/43 220 108
Diamond Sports Group LLC / Diamond
Sports Finance Co.
5.375% due 08/15/26 (Þ) 497 495
Discover Financial Services
3.850% due 11/21/22 271 284
Series BKNT
3.350% due 02/06/23 275 286
DISH DBS Corp.
6.750% due 06/01/21 401 421
Series WI
5.875% due 11/15/24 100 101
7.750% due 07/01/26 951 998
DISH Network Corp.
Series NCd
3.375% due 08/15/26 347 337
Dominion Energy, Inc.
Series F
5.250% due 08/01/33 233 290
Domino's Pizza Master Issuer LLC
Series 2015-1A Class A2II
4.474% due 10/25/45 (Þ) 724 767
Series 2019-1A Class A2
3.668% due 10/25/49 (Þ) 948 984
Domtar Corp.
6.750% due 02/15/44 150 185
Dow Chemical Co. (The)
4.375% due 11/15/42 178 196
DPL Inc.
4.350% due 04/15/29 (Þ) 500 498
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 220 301
Dryden Senior Loan Fund
Series 2017-30A Class DR
4.914% due 11/15/28 (Ê)(Þ) 500 486
Series 2018-45A Class CR
4.797% due 10/15/30 (Ê)(Þ) 500 501
Duke Energy Corp.
3.750% due 04/15/24 160 171
DuPont de Nemours, Inc.
5.319% due 11/15/38 153 186
Earnest Student Loan Program LLC
Series 2017-A Class C
4.130% due 01/25/41 (Þ) 143 142
EchoStar Corp.
Series WI
5.250% due 08/01/26 1,200 1,302
Edgewell Personal Care Co.
4.700% due 05/19/21 416 426
Edison International
2.400% due 09/15/22 193 194
El Paso Natural Gas Co. LLC
8.375% due 06/15/32 175 247
Ellington Financial, Inc.
Series 2019-2 Class A3
3.046% due 11/25/59 (~)(Ê)(Þ) 952 958
Embarq Corp.
7.995% due 06/01/36 466 518
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
EMD Finance LLC
2.950% due 03/19/22 (Þ) 183 187
Enable Midstream Partners, LP
4.400% due 03/15/27 283 285
Enbridge Energy Partners, LP
7.375% due 10/15/45 192 295
Endo Finance LLC / Endo Finco , Inc.
5.375% due 01/15/23 (Þ) 557 415
Energy Transfer Operating, LP
4.250% due 03/15/23 175 184
EnLink Midstream LLC
5.375% due 06/01/29 787 712
EnLink Midstream Partners, LP
4.400% due 04/01/24 1,058 1,010
4.150% due 06/01/25 220 203
Enova International, Inc.
8.500% due 09/01/24 (Þ) 305 300
8.500% due 09/15/25 (Þ) 472 468
Enterprise Products Operating LLC
3.350% due 03/15/23 177 184
Envision Healthcare Corp.
8.750% due 10/15/26 (Þ) 787 475
Enviva Partners, LP
6.500% due 01/15/26 (Þ) 475 507
EQM Midstream Partners, LP
4.000% due 08/01/24 187 179
Exelon Corp.
3.497% due 06/01/22 155 160
Exelon Generation Co. LLC
5.600% due 06/15/42 174 205
Extended Stay America, Inc.
4.625% due 10/01/27 (Þ) 584 587
Exxon Mobil Corp.
3.043% due 03/01/26 268 285
Fannie Mae Connecticut Avenue
Securities
Series 2018-C02 Class 2M2
3.861% due 08/25/30 (Ê) 1,232 1,250
Series 2018-C03 Class 1M2
4.554% due 10/25/30 (Ê) 750 764
Series 2018-C05 Class 1M2
4.173% due 01/25/31 (Ê) 970 988
Series 2018-C06 Class 1M2
3.661% due 03/25/31 (Ê) 273 275
Series 2018-C06 Class 2M2
3.761% due 03/25/31 (Ê) 700 708
Series 2019-R04 Class 2M2
3.761% due 06/25/39 (Ê)(Þ) 700 706
FedEx Corp.
2.625% due 08/01/22 231 236
Fifth Third Bancorp
8.250% due 03/01/38 184 300
Five Point Operating Co., LP / Five Point
Capital Corp.
7.875% due 11/15/25 (Þ) 522 540
Flagstar Mortgage Trust
Series 2018-6RR Class B1
5.067% due 10/25/48 (~)(Ê)(Þ) 488 555
Series 2018-3INV Class A3
4.000% due 05/25/48 (~)(Ê)(Þ) 469 487
Fontainebleau Florida Hotel LLC
Series 2019-FBLU Class F
4.095% due 12/10/36 (Þ) 180 181

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
116 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ford Motor Credit Co. LLC
3.096% due 05/04/23 200 201
9.300% due 03/01/30 183 239
7.450% due 07/16/31 242 292
Forestar Group, Inc.
8.000% due 04/15/24 (Þ) 457 498
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2015-DNA3 Class M3
6.523% due 04/25/28 (Ê) 1,000 1,110
Series 2017-HQA2 Class M2
5.080% due 12/25/29 (Ê) 750 775
Series 2018-DNA1 Class M2
3.361% due 07/25/30 (Ê) 1,000 1,007
Series 2018-HQA1 Class M2
4.154% due 09/25/30 (Ê) 750 763
Series 2018-HQA2 Class M2
4.587% due 10/25/48 (Ê) 1,000 1,020
Freeport-McMoRan, Inc.
5.400% due 11/14/34 600 617
5.450% due 03/15/43 552 563
Fresenius Medical Care US Finance II,
Inc.
4.750% due 10/15/24 (Þ) 263 290
Fresh Market, Inc. (The)
9.750% due 05/01/23 (Þ) 355 172
Gates Global LLC
6.250% due 01/15/26 (Þ) 650 670
General Dynamics Corp.
3.000% due 05/11/21 275 280
General Electric Co.
Series MTNA
6.750% due 03/15/32 145 194
General Mills, Inc.
3.200% due 04/16/21 279 284
General Motors Co.
6.750% due 04/01/46 249 305
General Motors Financial Co., Inc.
4.200% due 11/06/21 268 277
Genesis Energy, LP / Genesis Energy
Finance Corp.
5.625% due 06/15/24 880 855
6.500% due 10/01/25 583 571
6.250% due 05/15/26 297 284
Genworth Holdings, Inc.
7.200% due 02/15/21 504 520
7.625% due 09/24/21 150 158
6.500% due 06/15/34 736 745
Series .
4.800% due 02/15/24 55 55
GEO Group, Inc. (The)
5.875% due 10/15/24 879 815
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 276 285
GLP Capital, LP / GLP Financing II, Inc.
5.250% due 06/01/25 250 280
Goldman Sachs Capital I
6.345% due 02/15/34 205 278
Goldman Sachs Group, Inc. (The)
2.625% due 04/25/21 141 142
5.750% due 01/24/22 140 151
Goldman Sachs Mortgage Securities
Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-GCJ7 Class E
5.000% due 05/10/45 (~)(Ê)(Þ) 800 567
Series 2013-GC14 Class XA
Interest Only STRIP
0.789% due 08/10/46 (~)(Ê) 15,091 283
Series 2013-GC16 Class G
3.500% due 11/10/46 (Þ) 90 77
Series 2016-GS4 Class D
3.233% due 11/10/49 (~)(Ê)(Þ) 753 716
Series 2018-LUAU Class E
4.837% due 11/15/32 (Ê)(Þ) 1,000 1,000
Series 2019-70P Class E
4.240% due 10/15/36 (Ê)(Þ) 210 210
Series 2019-70P Class F
4.690% due 10/15/36 (Ê)(Þ) 80 80
Series 2019-GC39 Class D
3.000% due 05/10/52 (Þ) 300 278
Series 2019-GC40 Class DBD
3.668% due 07/10/52 (~)(Ê)(Þ) 220 223
Series 2019-GC40 Class DBE
3.668% due 07/10/52 (~)(Ê)(Þ) 170 168
Series 2019-GC40 Class XA
Interest Only STRIP
1.234% due 07/10/52 (~)(Ê) 2,426 195
Series 2019-GSA1 Class C
3.806% due 11/10/52 570 598
Series 2019-PJ2 Class B2
4.515% due 11/25/49 (~)(Ê)(Þ) 991 1,074
Series 2019-SMP Class E
4.740% due 08/15/32 (Ê)(Þ) 720 722
Graphic Packaging Holding Co.
4.875% due 11/15/22 500 525
Hadrian Merger Sub, Inc.
8.500% due 05/01/26 (Þ) 722 742
Harman International Industries, Inc.
4.150% due 05/15/25 162 176
Hasbro, Inc.
3.550% due 11/19/26 282 294
Hawaii Hotel Trust
Series 2019-MAUI Class F
5.250% due 05/15/38 (Ê)(Þ) 2,000 2,002
HCA, Inc.
4.500% due 02/15/27 175 192
5.625% due 09/01/28 273 316
7.500% due 11/15/95 274 337
Hecla Mining Co.
Series WI
6.875% due 05/01/21 1,428 1,425
Helios Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 945 1,012
Series 2018-1A Class B
7.710% due 07/20/48 (Þ) 888 939
High Ridge Brands Co.
8.875% due 03/15/25 (~)(Ø)(Þ) 970 —
Hilcorp Energy I, LP
5.750% due 10/01/25 (Þ) 362 327
6.250% due 11/01/28 (Þ) 160 142
HLF Financing SARL LLC
7.250% due 08/15/26 (Þ) 280 292
Home Depot, Inc. (The)
2.625% due 06/01/22 179 183
Homeward Opportunities Fund I Trust

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 117
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-2 Class A3
3.007% due 09/25/59 (~)(Ê)(Þ) 493 496
Honeywell International, Inc.
1.850% due 11/01/21 160 161
Hospitality Properties Trust
4.650% due 03/15/24 273 288
Howard Hughes Corp. (The)
5.375% due 03/15/25 (Þ) 283 291
Hudson Yards
Series 2019-55HY Class F
3.041% due 12/10/41 (~)(Ê)(Þ) 130 119
Humana, Inc.
8.150% due 06/15/38 188 283
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
4.750% due 09/15/24 (Þ) 500 512
Series WI
6.250% due 05/15/26 1,038 1,089
iHeartCommunications , Inc.
5.250% due 08/15/27 (Þ) 376 392
IMT Trust
Series 2017-APTS Class FFX
3.497% due 06/15/34 (~)(Ê)(Þ) 800 802
Intel Corp.
3.300% due 10/01/21 182 187
International Lease Finance Corp.
4.625% due 04/15/21 274 283
International Paper Co.
7.300% due 11/15/39 205 298
IQVIA Holdings, Inc.
5.000% due 05/15/27 (Þ) 470 496
iStar , Inc.
5.250% due 09/15/22 282 288
J.G. Wentworth XLII LLC
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 500 565
Jackson Park Trust
Series 2019-LIC Class E
3.242% due 10/14/39 (~)(Ê)(Þ) 600 567
Series 2019-LIC Class F
3.242% due 10/14/39 (~)(Ê)(Þ) 250 223
JBS USA LUX SA / JBS USA Finance,
Inc.
6.750% due 02/15/28 (Þ) 1,043 1,155
6.500% due 04/15/29 (Þ) 1,383 1,549
5.500% due 01/15/30 (Þ) 668 721
JC Penney Corp., Inc.
7.400% due 04/01/37 281 86
Jefferies Finance LLC
7.250% due 08/15/24 (Þ) 380 391
Jefferies Group, Inc.
Series EMTN
6.250% due 01/15/36 160 196
Johnson & Johnson
2.250% due 03/03/22 158 161
JPMBB Commercial Mortgage Securities
Trust
Series 2013-C17 Class E
3.867% due 01/15/47 (~)(Ê)(Þ) 500 489
Series 2013-C17 Class F
3.867% due 01/15/47 (~)(Ê)(Þ) 110 98
Series 2014-C26 Class E
4.000% due 01/15/48 (Þ) 190 166
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-C27 Class XA
Interest Only STRIP
1.529% due 02/15/48 (~)(Ê) 3,012 150
JPMorgan Chase & Co.
4.500% due 01/24/22 266 280
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2011-C4 Class G
3.873% due 07/15/46 (~)(Ê)(Þ) 1,000 1,004
Series 2011-C5 Class D
5.408% due 08/15/46 (~)(Ê)(Þ) 1,217 1,248
Series 2011-C5 Class E
4.000% due 08/15/46 (~)(Ê)(Þ) 950 936
Series 2013-C10 Class E
3.500% due 12/15/47 (~)(Ê)(Þ) 1,000 969
Series 2013-C13 Class F
3.986% due 01/15/46 (~)(Ê)(Þ) 320 310
Series 2013-C16 Class D
4.975% due 12/15/46 (~)(Ê)(Þ) 340 361
Series 2018-WPT Class FFX
5.542% due 07/05/23 (Þ) 330 344
Series 2019-MFP Class E
4.540% due 07/15/36 (Ê)(Þ) 320 322
JPMorgan Mortgage Trust
Series 2016-4 Class A13
3.500% due 10/25/46 (~)(Ê)(Þ) 804 814
Series 2016-5 Class B3
2.648% due 12/25/46 (~)(Ê)(Þ) 937 926
Series 2018-3 Class B3
3.783% due 09/25/48 (~)(Ê)(Þ) 866 895
Series 2019-1 Class A3
4.000% due 05/25/49 (~)(Ê)(Þ) 444 452
Series 2019-2 Class A3
4.000% due 08/25/49 (~)(Ê)(Þ) 492 501
Series 2019-7 Class B2A
3.231% due 02/25/50 (~)(Ê)(Þ) 397 403
Series 2019-8 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 649 664
Series 2019-INV1 Class B2
5.172% due 10/25/49 (~)(Ê)(Þ) 495 549
Series 2020-1 Class A7
3.500% due 06/25/50 (~)(Ê)(Þ) 1,000 1,057
Kenan Advantage Group, Inc.
7.875% due 07/31/23 (Þ) 1,744 1,696
Keurig Dr Pepper, Inc.
Series WI
4.057% due 05/25/23 262 280
KeyCorp
5.100% due 03/24/21 271 281
Kinder Morgan, Inc.
5.300% due 12/01/34 250 298
KLX Energy Services Holdings, Inc.
11.500% due 11/01/25 (Þ) 552 464
Korn Ferry
4.625% due 12/15/27 (Þ) 249 250
Kraft Heinz Foods Co.
Series WI
3.000% due 06/01/26 100 102
5.200% due 07/15/45 177 201
Kroger Co. (The)
3.400% due 04/15/22 270 279
L Brands, Inc.
6.950% due 03/01/33 201 181

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
118 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ladder Capital Finance Holdings LLLP
5.250% due 03/15/22 (Þ) 412 423
5.250% due 10/01/25 (Þ) 291 299
Laredo Petroleum, Inc.
9.500% due 01/15/25 210 191
10.125% due 01/15/28 258 230
LCM, Ltd.
Series 2018-22A Class CR
5.302% due 10/20/28 (Ê)(Þ) 800 781
Series 2018-28A Class C
4.602% due 10/20/30 (Ê)(Þ) 500 501
Series 2019-30A Class C
5.171% due 04/20/31 (Ê)(Þ) 250 251
LCSS Financing LLC
Series 2018-A Class A
4.700% due 12/15/62 (Þ) 948 1,102
Legg Mason, Inc.
5.625% due 01/15/44 167 201
Leidos Holdings, Inc.
7.125% due 07/01/32 416 521
Lennar Corp.
4.750% due 11/15/22 290 306
Liberty Interactive LLC
8.500% due 07/15/29 271 274
8.250% due 02/01/30 389 395
Live Nation Entertainment, Inc.
5.625% due 03/15/26 (Þ) 276 294
4.750% due 10/15/27 (Þ) 587 604
Louisiana-Pacific Corp.
Series WI
4.875% due 09/15/24 284 293
Lowe's Cos., Inc.
3.875% due 09/15/23 267 286
LPL Holdings, Inc.
5.750% due 09/15/25 (Þ) 1,537 1,602
LSTAR Commercial Mortgage Trust
Series 2015-3 Class D
3.303% due 04/20/48 (~)(Ê)(Þ) 600 589
M/I Homes, Inc.
Series WI
5.625% due 08/01/25 628 658
Mack-Cali Realty, LP
4.500% due 04/18/22 111 114
3.150% due 05/15/23 319 318
Madison Park Funding, Ltd.
Series 2018-14A Class CRR
4.002% due 10/22/30 (Ê)(Þ) 500 501
Series 2018-31A Class C
4.742% due 01/23/31 (Ê)(Þ) 250 250
Magellan Health, Inc.
Series 0005
4.900% due 09/22/24 125 130
Magnolia Oil & Gas Corp.
6.000% due 08/01/26 (Þ) 717 740
Main Street Capital Corp.
5.200% due 05/01/24 174 189
Marathon Petroleum Corp.
5.850% due 12/15/45 247 288
Markel Corp.
5.000% due 04/05/46 161 197
Marlette Funding Trust
Series 2017-3A Class C
4.010% due 12/15/24 (Þ) 1,250 1,259
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-4A Class C
4.910% due 12/15/28 (Þ) 1,000 1,032
Series 2019-2A Class B
3.530% due 07/16/29 (Þ) 500 511
Marsh & McLennan Cos., Inc.
2.750% due 01/30/22 275 280
Masco Corp.
4.500% due 05/15/47 170 183
Mattel, Inc.
3.150% due 03/15/23 161 159
6.200% due 10/01/40 47 45
MDC Holdings, Inc.
5.500% due 01/15/24 354 388
6.000% due 01/15/43 82 91
MEDNAX, Inc.
6.250% due 01/15/27 (Þ) 710 723
Medtronic, Inc.
Series WI
3.150% due 03/15/22 175 181
Mello Mortgage Capital Acceptance
Series 2018-MTG2 Class B2
4.479% due 10/25/48 (~)(Ê)(Þ) 973 1,034
Merck & Co., Inc.
2.350% due 02/10/22 179 182
MGIC Investment Corp.
5.750% due 08/15/23 270 298
MGM Growth Properties LLC / MGM
Finance Co.
Series WI
5.625% due 05/01/24 535 584
Microsoft Corp.
2.375% due 02/12/22 181 184
Midcontinent Communications /
Midcontinent Finance Corp
5.375% due 08/15/27 (Þ) 166 176
Midwest Connector Capital Co. LLC
3.625% due 04/01/22 (Þ) 178 184
Molina Healthcare, Inc.
4.875% due 06/15/25 (Þ) 297 303
Series WI
5.375% due 11/15/22 393 416
Mondelez International, Inc.
3.625% due 05/07/23 267 282
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C6 Class E
4.609% due 11/15/45 (~)(Ê)(Þ) 1,520 1,547
Series 2014-C15 Class D
5.057% due 04/15/47 (~)(Ê)(Þ) 490 515
Series 2014-C18 Class D
3.389% due 10/15/47 (Þ) 440 430
Series 2016-C29 Class XB
Interest Only STRIP
1.115% due 05/15/49 (~)(Ê) 7,710 430
Morgan Stanley Capital I Trust
Series 2011-C1 Class M
4.193% due 09/15/47 (Þ) 260 254
Series 2017-HR2 Class XA
Interest Only STRIP
0.799% due 12/15/50 (~)(Ê) 3,031 156
Series 2019-H6 Class D
3.000% due 06/15/52 (Þ) 377 349
Series 2019-H7 Class D
3.000% due 07/15/52 (Þ) 360 334

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 119
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-H7 Class XA
Interest Only STRIP
1.468% due 07/15/52 (~)(Ê) 6,384 632
Series 2019-L3 Class XA
Interest Only STRIP
0.645% due 11/15/29 (~)(Ê) 10,567 576
Series 2019-PLND Class F
5.300% due 05/15/36 (Ê)(Þ) 1,830 1,835
Morgan Stnaley Bank of America Merril
Lynch Trust
Series 2015-C25 Class D
3.068% due 10/15/48 450 442
Mosaic Solar Loan Trust
Series 2018-2GS Class A
4.200% due 02/22/44 (Þ) 360 381
Series 2018-2GS Class B
4.740% due 02/22/44 (Þ) 275 284
Motorola Solutions, Inc.
5.500% due 09/01/44 178 209
MPT Operating Partnership LP / MPT
Finance Corp.
3.692% due 06/05/28 800 1,123
MRCD Mortgage Trust
Series 2019-PARK Class E
2.718% due 12/15/36 (Þ) 120 116
Series 2019-PARK Class F
2.718% due 12/15/36 (Þ) 220 208
MSCI, Inc.
5.375% due 05/15/27 (Þ) 502 544
Murphy Oil Corp.
7.050% due 05/01/29 107 118
5.875% due 12/01/42 67 63
Nabors Industries, Inc.
7.250% due 01/15/26 (Þ) 159 159
7.500% due 01/15/28 (Þ) 103 102
Navient Corp.
Series MTN
5.625% due 08/01/33 79 72
NBCUniversal Media LLC
2.875% due 01/15/23 182 188
Nestle Holdings, Inc.
3.100% due 09/24/21 (Þ) 150 154
Netflix, Inc.
5.500% due 02/15/22 418 442
Series REGs
3.625% due 06/15/30 1,167 1,343
Series REGS
3.875% due 11/15/29 200 234
Nevada Power Co.
5.375% due 09/15/40 201 259
New Albertsons, LP
7.450% due 08/01/29 164 173
Series MTNC
6.625% due 06/01/28 116 114
New Residential Mortgage Loan Trust
Series 2019-NQM2 Class A2
3.701% due 04/25/49 (~)(Ê)(Þ) 782 793
Newell Brands, Inc.
4.200% due 04/01/26 433 452
5.375% due 04/01/36 140 154
5.500% due 04/01/46 193 212
Newmark Group, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
6.125% due 11/15/23 394 432
NGL Energy Partners, LP
Series WI
7.500% due 11/01/23 650 648
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 263 284
Nielsen Finance LLC / Nielsen Finance
Co.
5.000% due 04/15/22 (Þ) 454 456
Noble Holding International, Ltd.
7.950% due 04/01/25 195 96
6.200% due 08/01/40 170 58
8.950% due 04/01/45 69 28
Northern Natural Gas Co.
4.300% due 01/15/49 (Þ) 162 191
Northrop Grumman Corp.
3.500% due 03/15/21 224 228
Northwest Acquisitions ULC / Dominion
Finco , Inc.
7.125% due 11/01/22 (Þ) 1,070 861
Novartis Capital Corp.
2.400% due 05/17/22 180 183
Novelis Corporation
4.750% due 01/30/30 (Þ) 223 223
Oaktree CLO, Ltd.
Series 2019-2A Class B1
4.631% due 04/15/31 (Ê)(Þ) 385 386
Oasis Petroleum, Inc.
6.875% due 03/15/22 250 240
6.875% due 01/15/23 303 287
2.625% due 09/15/23 82 58
Oceaneering International, Inc.
4.650% due 11/15/24 258 249
ONEOK, Inc.
4.250% due 02/01/22 150 156
4.900% due 03/15/25 257 287
Onslow Bay Financial LLC
Series 2020-INV1 Class A21
3.500% due 05/25/49 (~)(Ê)(Þ) 700 714
Oracle Corp.
2.500% due 10/15/22 229 235
Ortho-Clinical Diagnostics Inc.
7.250% due 02/01/28 (Þ) 690 702
Owens Corning
7.000% due 12/01/36 97 128
PacifiCorp
6.350% due 07/15/38 177 260
Pactiv LLC
7.950% due 12/15/25 200 233
Palmer Square Loan Funding, Ltd.
Series 2017-1A Class D
7.447% due 10/15/25 (Ê)(Þ) 510 510
Series 2018-1A Class D
6.737% due 04/15/26 (Ê)(Þ) 400 384
Panther BF Aggregator, LP
8.500% due 05/15/27 (Þ) 500 538
Par Petroleum LLC / Par Petroleum
Finance Corp.
7.750% due 12/15/25 (Þ) 593 614
Par Pharmaceutical, Inc.
7.500% due 04/01/27 (Þ) 568 578
Patterson Co. 2nd Lien Term Loan

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
120 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
10.277% due 08/28/23 (Ê) 3,490 2,967
PBF Holding Co. LLC
6.000% due 02/15/28 (Þ) 826 845
Series WI
7.000% due 11/15/23 1,000 1,031
7.250% due 06/15/25 272 289
Peabody Energy Corp.
6.000% due 03/31/22 (Þ) 1,152 1,068
6.375% due 03/31/25 (Þ) 764 634
PepsiCo, Inc.
2.750% due 03/05/22 177 181
Performance Food Group, Inc.
5.500% due 06/01/24 (Þ) 276 282
Pfizer, Inc.
Series 3YR
3.000% due 09/15/21 177 181
Philip Morris International, Inc.
2.625% due 02/18/22 230 234
Pilgrim's Pride Corp.
5.875% due 09/30/27 (Þ) 904 959
Plains All American Pipeline, LP
Series MTN8
2.850% due 01/31/23 235 240
PNC Bank NA
Series BKNT
2.150% due 04/29/21 159 160
PNC Funding Corp.
3.300% due 03/08/22 274 283
Post Holdings, Inc.
5.750% due 03/01/27 (Þ) 299 315
5.500% due 12/15/29 (Þ) 379 401
Precision Castparts Corp.
2.500% due 01/15/23 184 188
Prima Capital CRE Securitization, Ltd.
Series 2019-RK1 Class DD
3.500% due 04/15/38 (Þ) 480 469
Prime Security Services Borrower LLC /
Prime Finance, Inc.
9.250% due 05/15/23 (Þ) 726 760
6.250% due 01/15/28 (Þ) 246 244
Procter & Gamble Co. (The)
2.150% due 08/11/22 179 182
Progress Energy, Inc.
7.750% due 03/01/31 135 195
PSMC
Series 2020-1 Class A1
3.500% due 01/25/50 (~)(Ê)(Þ) 1,000 1,024
PulteGroup, Inc.
7.875% due 06/15/32 210 281
6.000% due 02/15/35 179 205
Radian Group, Inc.
4.500% due 10/01/24 695 740
Radiology Partners, Inc.
9.250% due 02/01/28 (Þ) 196 205
RBS Capital Trust II
6.425% due 12/29/49 (Ê)(ƒ) 112 159
ReadyCap Commercial Mortgage Trust
Series 2018-4 Class D
5.370% due 02/27/51 (~)(Ê)(Þ) 270 280
Realogy Group LLC / Realogy Co-Issuer
Corp.
5.250% due 12/01/21 (Þ) 308 310
9.375% due 04/01/27 (Þ) 680 705
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Regency Energy Partners, LP / Regency
Energy Finance Corp.
4.500% due 11/01/23 176 188
RegionalCare Hospital Partners
Holdings, Inc.
8.250% due 05/01/23 (Þ) 650 683
Resideo Technologies, Inc.
6.125% due 11/01/26 (Þ) 1,150 1,130
Rockwell Collins, Inc.
2.800% due 03/15/22 278 284
Rohm & Haas Co.
7.850% due 07/15/29 209 284
Rowan Cos., Inc.
4.875% due 06/01/22 270 200
S&P Global, Inc.
Series WI
4.000% due 06/15/25 258 284
Safeway, Inc.
7.250% due 02/01/31 556 600
Santander Drive Auto Receivables Trust
Series 2019-1 Class D
3.650% due 04/15/25 1,050 1,082
Series 2019-3 Class C
2.490% due 10/15/25 400 404
Series 2019-3 Class D
2.680% due 10/15/25 1,100 1,114
Santander Holdings, Inc.
3.244% due 10/05/26 (Þ) 176 180
Sasol Financing USA LLC
5.875% due 03/27/24 168 181
Seagate HDD Cayman
5.750% due 12/01/34 271 294
Sealed Air Corp.
5.125% due 12/01/24 (Þ) 666 719
6.875% due 07/15/33 (Þ) 200 237
Senior Housing Properties Trust
4.750% due 02/15/28 195 204
Sequoia Mortgage Trust
Series 2019-1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 264 275
Series 2019-4 Class A19
3.500% due 11/25/49 (~)(Ê)(Þ) 389 396
Series 2019-5 Class A7
3.500% due 12/25/49 (~)(Ê)(Þ) 800 850
Series 2019-CH1 Class A1
4.500% due 03/25/49 (~)(Ê)(Þ) 537 550
Series 2019-CH2 Class A1
4.500% due 08/25/49 (~)(Ê)(Þ) 508 520
Series 2019-CH3 Class A1
4.000% due 09/25/49 (~)(Ê)(Þ) 891 919
Series 2020-1 Class A7
3.500% due 02/25/50 (~)(Ê)(Þ) 700 747
Service Corp. International
5.125% due 06/01/29 325 346
SESI LLC
7.125% due 12/15/21 341 303
Shelter Growth CRE Issuer, Ltd.
Series 2018-FL1 Class D
4.676% due 01/15/35 (Ê)(Þ) 144 145
Sherwin-Williams Co. (The)
2.750% due 06/01/22 104 106
3.125% due 06/01/24 179 188
Sierra Pacific Power Co.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 121
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
2.600% due 05/01/26 277 287
Silgan Holdings, Inc.
Series WI
4.750% due 03/15/25 281 287
Simmons Foods, Inc.
5.750% due 11/01/24 (Þ) 992 1,002
Sirius XM Radio, Inc.
5.500% due 07/01/29 (Þ) 828 891
SLM Corp.
7.250% due 01/25/22 29 31
5.500% due 01/25/23 283 296
SM Energy Co.
5.625% due 06/01/25 394 357
SoFi Alternative Trust
Series 2019-F Class PT1
1.870% due 02/15/45 (~)(Ê)(Þ) 994 1,014
SoFi Consumer Loan Program Trust
Series 2017-3 Class B
3.850% due 05/25/26 (Þ) 1,000 1,023
Series 2018-2 Class B
3.790% due 04/26/27 (Þ) 250 255
Series 2018-2 Class C
4.250% due 04/26/27 (Þ) 400 410
Series 2018-3 Class C
4.670% due 08/25/27 (Þ) 425 440
Series 2018-4 Class B
3.960% due 11/26/27 (Þ) 300 306
Series 2018-4 Class D
4.760% due 11/26/27 (Þ) 1,000 1,040
Series 2019-1 Class D
4.420% due 02/25/28 (Þ) 500 517
SoFi Professional Loan Program LLC
Series 2017-B Class CFX
4.440% due 05/25/40 (~)(Ê)(Þ) 425 451
Series 2017-C Class C
4.210% due 07/25/40 (~)(Ê)(Þ) 424 454
SoFi Professional Loan Program Trust
Series 2017-D Class BFX
3.610% due 09/25/40 (Þ) 400 422
Series 2017-E Class B
3.490% due 11/26/40 (Þ) 500 515
Series 2018-B Class BFX
3.830% due 08/25/47 (Þ) 850 894
Series 2019-B Class BFX
3.730% due 08/17/48 (Þ) 600 628
Series 2019-C Class BFX
3.050% due 11/16/48 (Þ) 1,000 1,002
SolarCity Corp.
Series 2017-2A Class B
6.990% due 02/20/48 (Þ) 1,000 1,076
Sonic Capital LLC
Series 2020-1A Class A2I
3.845% due 01/20/50 (Þ) 550 551
Southern Co. (The)
2.950% due 07/01/23 233 241
Southern Power Co.
Series E
2.500% due 12/15/21 181 183
Southwestern Energy Co.
6.200% due 01/23/25 275 229
Spectra Energy Partners, LP
3.375% due 10/15/26 274 291
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Springleaf Finance Corp.
7.125% due 03/15/26 372 427
Sprint Capital Corp.
8.750% due 03/15/32 846 937
Sprint Corp.
11.500% due 11/15/21 602 671
7.625% due 03/01/26 269 281
6.875% due 11/15/28 1,203 1,224
Series WI
7.250% due 09/15/21 421 442
7.875% due 09/15/23 925 982
Standard Industries, Inc.
Series REGS
2.250% due 11/21/26 300 337
Starbucks Corp.
3.800% due 08/15/25 149 163
Starwood Mortgage Residential Trust
Series 2019-1 Class A3
3.299% due 06/25/49 (~)(Ê)(Þ) 678 682
Starwood Property Trust, Inc.
Series WI
5.000% due 12/15/21 274 281
4.750% due 03/15/25 422 441
Stericycle, Inc.
5.375% due 07/15/24 (Þ) 688 720
SunCoke Energy Partners, LP / SunCoke
Energy Partners Finance Corp.
Series 785A
7.500% due 06/15/25 (Þ) 1,568 1,505
Sunoco Logistics Partners Operations,
LP
4.250% due 04/01/24 173 184
Sunrun Xanadu Issuer
Series 2019-1A Class A
3.980% due 06/30/54 (Þ) 565 586
Synchrony Financial
3.700% due 08/04/26 214 225
Synovus Financial Corp.
5.900% due 02/07/29 (Ê) 544 583
Sysco Corp.
3.300% due 07/15/26 267 288
Tallgrass Energy Partners, LP
4.750% due 10/01/23 (Þ) 432 433
5.500% due 09/15/24 (Þ) 296 299
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
6.500% due 07/15/27 281 306
5.000% due 01/15/28 416 423
TCI Communications, Inc.
7.875% due 02/15/26 144 189
Team Health Holdings, Inc.
6.375% due 02/01/25 (Þ) 355 209
Tenet Healthcare Corp.
4.875% due 01/01/26 (Þ) 500 520
5.125% due 11/01/27 (Þ) 203 214
6.875% due 11/15/31 112 116
Terrier Media Buyer, Inc.
8.875% due 12/15/27 (Þ) 581 598
Tesla, Inc.
5.300% due 08/15/25 (Þ) 602 608
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 271 284
The Hertz Corp.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
122 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 01/15/28 (Þ) 1,213 1,223
Thermo Fisher Scientific, Inc.
3.650% due 12/15/25 227 247
TIBCO Software, Inc.
11.375% due 12/01/21 (Þ) 3,030 3,132
Time Warner Cable LLC
6.750% due 06/15/39 202 262
Time Warner Entertainment Co., LP
8.375% due 07/15/33 201 295
T-Mobile USA, Inc.
4.500% due 02/01/26 302 311
4.750% due 02/01/28 367 390
TMS International Corp.
7.250% due 08/15/25 (Þ) 806 762
Townsquare Media, Inc.
Series 144a
6.500% due 04/01/23 (Þ) 900 911
TransDigm Group, Inc.
5.500% due 11/15/27 (Þ) 1,300 1,308
Series WI
6.375% due 06/15/26 679 716
Transocean, Inc.
7.500% due 04/15/31 290 211
6.800% due 03/15/38 408 261
Trident TPI Holdings, Inc.
9.250% due 08/01/24 (Þ) 473 480
Trinity Industries, Inc.
4.550% due 10/01/24 268 279
Triumph Group, Inc.
5.250% due 06/01/22 372 365
6.250% due 09/15/24 (Þ) 704 728
Series WI
7.750% due 08/15/25 1,329 1,298
Tyson Foods, Inc.
4.500% due 06/15/22 215 227
Uber Technologies, Inc.
7.500% due 11/01/23 (Þ) 683 714
UBS Bank of America Merrill Lynch
Mortgage Trust
Series 2012-WRM Class D
4.238% due 06/10/30 (~)(Ê)(Þ) 1,500 1,485
Unilever Capital Corp.
1.375% due 07/28/21 236 235
Union Pacific Corp.
3.500% due 06/08/23 268 283
United Airlines Pass-Through Trust
Series 071A
6.636% due 07/02/22 266 283
United Continental Holdings, Inc.
5.000% due 02/01/24 511 542
United Parcel Service, Inc.
2.350% due 05/16/22 182 185
United Rentals NA, Inc.
5.250% due 01/15/30 534 573
United States Steel Corp.
6.650% due 06/01/37 268 213
United States Treasury Notes
2.250% due 08/15/49 1,000 1,056
United Technologies Corp.
7.500% due 09/15/29 178 256
UnitedHealth Group, Inc.
3.150% due 06/15/21 223 228
Uniti Group, LP
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.125% due 12/15/24 (Þ) 667 529
US Bank NA
Series BKNT
3.150% due 04/26/21 156 159
Valero Energy Corp.
4.500% due 03/15/28 259 289
4.350% due 06/01/28 220 245
Vector Group, Ltd.
6.125% due 02/01/25 (Þ) 441 439
Veritas US, Inc. / Veritas Bermuda, Ltd.
10.500% due 02/01/24 (Þ) 1,789 1,644
Verizon Communications, Inc.
Series WI
2.946% due 03/15/22 215 220
Verus Securitization Trust
Series 2018-1 Class B1
3.801% due 01/25/58 (~)(Ê)(Þ) 1,000 1,005
Series 2018-3 Class M1
4.595% due 10/25/58 (~)(Ê)(Þ) 1,000 1,027
Series 2019-1 Class A2
3.938% due 02/25/59 (~)(Ê)(Þ) 682 689
Series 2019-INV2 Class A2
3.117% due 07/25/59 (~)(Ê)(Þ) 903 908
ViaSat , Inc.
5.625% due 09/15/25 (Þ) 718 730
VICI Properties, Inc.
4.625% due 12/01/29 (Þ) 565 590
Visa, Inc.
Series 7YR
2.800% due 12/14/22 272 281
Vistra Operations Co. LLC
3.550% due 07/15/24 (Þ) 274 283
5.500% due 09/01/26 (Þ) 285 296
5.000% due 07/31/27 (Þ) 893 917
Walgreen Co.
3.100% due 09/15/22 230 237
Walgreens Boots Alliance, Inc.
3.300% due 11/18/21 274 280
Walmart, Inc.
3.400% due 06/26/23 178 189
Walt Disney Co. (The)
2.450% due 03/04/22 183 186
Series WI
3.000% due 09/15/22 274 283
Warrior Met Coal, Inc.
8.000% due 11/01/24 (Þ) 1,175 1,219
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR7 Class A6
4.213% due 07/25/34 (~)(Ê) 579 592
Series 2006-AR15 Class 1A
2.786% due 11/25/46 (Ê) 404 380
Washington Prime Group, LP
6.450% due 08/15/24 763 681
Wells Fargo & Co.
2.100% due 07/26/21 182 183
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 Class XA
Interest Only STRIP
1.302% due 12/15/47 (~)(Ê) 4,826 199
Series 2015-C30 Class D
4.497% due 09/15/58 (~)(Ê)(Þ) 510 532

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 123
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-C30 Class E
3.250% due 09/15/58 (Þ) 270 232
Series 2016-NXS6 Class XA
Interest Only STRIP
1.789% due 11/15/49 (~)(Ê) 7,252 522
Series 2016-NXS6 Class XB
Interest Only STRIP
0.526% due 11/15/49 (~)(Ê) 5,400 192
Series 2017-C41 Class XA
Interest Only STRIP
1.233% due 11/15/50 (~)(Ê) 5,203 394
Series 2018-C45 Class D
3.000% due 06/15/51 (Þ) 390 363
Series 2019-C49 Class D
3.000% due 03/15/52 (Þ) 230 208
Series 2019-C52 Class XA
Interest Only STRIP
1.771% due 08/15/52 (~)(Ê) 2,204 264
Series 2019-C54 Class D
2.500% due 12/15/52 (Þ) 710 617
Wells Fargo Mortgage-Backed Securities
Trust
Series 2019-1 Class A1
4.000% due 11/25/48 (~)(Ê)(Þ) 310 317
Wells Fargo Re-REMIC Trust
Series 2013-FRR1 Class BK26
Zero coupon due 01/27/45 (Þ) 210 189
Wendy's Funding LLC
Series 2018-1A Class A2II
3.884% due 03/15/48 (Þ) 490 511
Series 2019-1A Class A2I
3.783% due 06/15/49 (Þ) 547 569
West Corp.
Series 0005
8.500% due 10/15/25 (Þ) 684 544
West Street Merger Sub, Inc.
6.375% due 09/01/25 (Þ) 296 292
WFRBS Commercial Mortgage Trust
Series 2013-C11 Class E
4.270% due 03/15/45 (~)(Ê)(Þ) 530 537
Series 2013-C12 Class D
4.348% due 03/15/48 (~)(Ê)(Þ) 740 756
Series 2013-C12 Class E
3.500% due 03/15/48 (Þ) 940 873
Series 2013-C12 Class F
3.500% due 03/15/48 (Þ) 330 293
Series 2014-C21 Class C
4.234% due 08/15/47 (~)(Ê) 630 658
Williams Cos., Inc. (The)
8.750% due 03/15/32 199 295
Williams Scotsman International, Inc.
6.875% due 08/15/23 (Þ) 300 315
Wingstop Funding LLC
Series 2018-1 Class A2
4.970% due 12/05/48 (Þ) 993 1,024
Wyndham Destinations, Inc.
5.625% due 03/01/21 33 34
Wyndham Worldwide Corp.
4.250% due 03/01/22 769 787
Xerox Corp.
4.500% due 05/15/21 569 582
4.125% due 03/15/23 2,504 2,594
XPO Logistics, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.750% due 08/15/24 (Þ) 376 407
Yum! Brands, Inc.
3.875% due 11/01/23 485 499
Zayo Group LLC / Zayo Capital, Inc.
Series WI
6.375% due 05/15/25 291 297
334,721
Venezuela, Bolivarian Republic of - 0.2%
Petroleos de Venezuela SA
5.375% due 04/12/27 (Ø) 1,000 80
Series REGS
9.000% due 11/17/21 (Ø) 313 25
6.000% due 05/16/24 (Ø) 8,000 640
6.000% due 11/15/26 (Ø) 3,986 319
5.500% due 04/12/37 (Ø) 2,150 172
1,236
Virgin Islands, British - 0.5%
1MDB Global Investments, Ltd.
Series REGS
4.400% due 03/09/23 1,000 993
Chalco Hong Kong Investment Co., Ltd.
4.250% due 12/29/49 (Ê)(ƒ) 390 395
Franshion Brilliant, Ltd.
5.750% due 12/29/49 (Ê)(ƒ) 426 425
4.875% due 12/31/99 (Ê)(ƒ) 488 439
Greenland Global Investment, Ltd.
5.875% due 07/03/24 457 446
Sinopec Group Overseas Development,
Ltd.
Series REGS
2.750% due 09/29/26 350 357
Tsinghua Unigroup Co., Ltd.
5.375% due 01/31/23 800 616
3,671
Total Long-Term Fixed Income
Investments
(cost $602,127) 594,836
Common Stocks - 0.8%
Canada - 0.1%
Jupiter Resources, Inc.(Æ) 249,669 249
United States - 0.7%
Affinion Group, Inc.(Æ)(Š) 8,007 188
Avaya Holdings Corp.(Æ) 4 —
Charming Charlie, Inc.(Æ)(Š) 3,957,093 —
Education Management Corp.(Æ)(Š) 4,460,190 —
Real Alloy(Æ)(Š) 39 1,429
Specialty Steel Holdco, Inc.(Æ)(Š) 22 3,306
4,923
Total Common Stocks
(cost $7,254) 5,172
Preferred Stocks - 0.4%
United States - 0.4%
Education Management Corp.(Æ)(Š)
5.200% due 10/10/24(Ÿ) 2,128 —
Sequa Corp.(Æ)(Š)

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
124 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.200% due 10/10/24( Ÿ ) 2,631 2,631
2,631
Total Preferred Stocks
(cost $2,392) 2,631
Warrants & Rights - 0.0%
United States - 0.0%
Education Management Corp.(Æ)
2021 Warrants 1,564,221 —
Total Warrants & Rights
(cost $—) —
Short-Term Investments - 8.5%
Chile - 0.0%
Cencosud SA
5.500% due 01/20/21 (Þ) 173 178
Lebanon - 0.2%
Lebanon Government International Bond
Series GMTN
6.375% due 03/09/20 1,850 1,526
Nigeria - 0.2%
Nigeria Government International Bond
Series REGS
6.750% due 01/28/21 1,000 1,035
Norway - 0.0%
DNB Bank ASA
2.125% due 10/02/20 (Þ) 159 159
Poland - 0.1%
Republic of Poland Government
International Bond
Series 0420
1.500% due 04/25/20 PLN 2,100 542
South Africa - 0.1%
Eskom Holdings SOC, Ltd.
Series REGS
5.750% due 01/26/21 800 801
United Arab Emirates - 0.1%
IDBI Bank, Ltd./DIFC Dubai
Series GMTN
4.250% due 11/30/20 529 533
United Kingdom - 0.0%
House of Fraser Funding PLC
Series REGS
6.515% due 09/15/20 (Ê)(Ø) GBP 400 13
United States - 7.8%
American Airlines Group, Inc.
4.625% due 03/01/20 (Þ) 1,582 1,584
Education Management LLC Term Loan
B
13.250% due 07/02/20 (Ê) 285 —
HSBC Bank PLC
6.676% due 01/15/21 206 214
U.S. Cash Management Fund(@) 47,904,562 (∞) 47,924
United States Treasury Bills
1.469% due 03/26/20 (ž) 3,200 3,193
52,915
Total Short-Term Investments
(cost $58,853) 57,702
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments 97.6%
(identified cost $670,626) 660,341
Other Assets and Liabilities, Net
- 2.4%
16,341
Net Assets - 100.0%
676,682

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 125
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
39.9%
1011778 BC ULC / New Red Finance, Inc. 01/08/20 586,000 101.02 592
587
Abu Dhabi National Energy Co. PJSC 05/10/18 506,000 98.52 499
547
AHP Health Partners, Inc. 08/23/19 285,000 106.93 305
311
Air Canada 09/03/19 391,000 105.83 414
414
Air Liquide Finance SA 01/03/20 282,000 100.79 284
286
Air Medical Group Holdings, Inc. 09/03/19 581,000 88.70 515
542
Ajax Mortgage Loan Trust 09/28/18 626,355 98.29 616
642
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 01/22/19 372,000 102.53 381
412
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 08/01/19 200,000 100.00 200
214
Aleris International, Inc. 12/09/19 485,000 105.02 509
504
Alimentation Couche-Tard, Inc. 09/24/18 238,000 94.81 226
254
Allergan Sales LLC 10/25/19 266,000 104.29 277
279
Alliance Resource Partners, LP 09/03/19 743,000 98.85 734
643
American Airlines Group, Inc. 06/13/17 1,582,000 100.12 1,584
1,584
American Airlines Pass-Through Trust 05/16/19 593,000 100.55 596
616
Amsted Industries, Inc. 12/09/19 655,000 100.00 655
663
Apex Tool Group LLC / BC Mountain Finance, Inc. 02/09/18 935,000 100.00 935
863
Apidos CLO, Ltd. 04/10/19 500,000 100.00 500
502
Aramark Services, Inc. 07/22/19 289,000 103.68 300
303
Ascendas Real Estate Investment Trust 08/09/19 930,000 100.00 930
931
ASP AMC Merger Sub, Inc. 12/09/19 400,000 64.57 258
270
Atrium CDO Corp. 11/27/18 250,000 98.26 246
250
Avolon Holdings Funding, Ltd. 07/26/19 1,300,000 100.21 1,303
1,330
Babson CLO, Ltd. 11/27/18 250,000 100.10 250
251
Babson CLO, Ltd. 04/11/19 385,000 100.00 385
387
Bahrain Government International Bond 11/17/15 2,000,000 100.00 2,000
2,340
BAMLL Commercial Mortgage Securities Trust 06/27/19 220,000 95.87 211
215
BAMLL Commercial Mortgage Securities Trust 10/18/19 180,000 96.28 173
174
Banco de Credito del Peru 12/05/19 269,000 105.07 283
284
Banco de Credito e Inversiones SA 10/25/19 269,000 104.36 281
280
Banco Inbursa SA Institucion de Banca Multiple 09/24/18 235,000 95.36 224
248
Banff Merger Sub, Inc. 12/18/19 450,000 100.12 451
462
Bangkok Bank PCL 09/24/18 169,000 128.52 217
247
Bank Commercial Mortgage Pass-Through Certificates 04/05/19 310,000 87.10 270
291
Bank Commercial Mortgage Pass-Through Certificates 08/01/19 140,000 90.71 127
130
Bausch Health Cos., Inc. 06/13/17 1,450,000 86.10 1,249
1,492
Bausch Health Cos., Inc. 12/17/19 154,000 100.00 154
157
Bayer US Finance II LLC 09/26/18 229,000 98.60 226
232
Bayer US Finance LLC 08/02/19 180,000 101.73 183
190
BBA U.S. Holdings, Inc. 10/29/19 591,000 100.00 591
585
BBVA Bancomer SA 12/04/19 260,000 107.86 280
285
BDS, Ltd. 01/08/20 560,000 100.00 560
560
Benchmark Mortgage Trust 03/15/19 810,000 84.00 680
752
Benchmark Mortgage Trust 11/07/19 450,000 85.19 383
396
Benefit Street Partners CLO IV, Ltd. 04/10/19 500,000 100.00 500
500
Berry Global, Inc. 07/22/19 289,000 105.18 304
307
Berry Petroleum Corp. 10/24/19 481,000 94.41 454
446
Blue Mountain CLO, Ltd. 10/03/18 500,000 100.00 500
497
Blue Mountain CLO, Ltd. 11/27/18 400,000 98.26 393
393
BMC East LLC 07/15/19 700,000 102.02 714
721
BMW US Capital LLC 10/25/19 283,000 100.07 283
284
Bombardier, Inc. 06/01/18 100,000 102.64 103
96
Bowman Park CLO, Ltd. 11/27/18 400,000 98.09 392
400
Brazil Loan Trust 1 07/25/13 1,116,599 101.69 1,136
1,167
Broadcom, Inc. 10/24/19 280,000 100.96 283
284
Brookfield Property REIT, Inc. 06/06/19 678,000 104.00 705
707
BWAY Holding Co. 04/02/19 343,000 95.94 329
341
BX Commercial Mortgage Trust 10/09/19 430,000 100.00 430
432
BX Trust 12/06/19 180,000 96.90 174
186
BX Trust 01/23/20 350,000 100.00 350
351
CALI Mortgage Trust 03/07/19 320,000 98.86 316
344
Calpine Corp. 04/03/19 301,000 100.23 302
311
Calpine Corp. 12/10/19 700,000 100.00 700
697
Calumet Specialty Products Co. 09/27/19 800,000 104.76 838
884
Camelot Finance SA 10/25/19 993,000 101.43 1,007
1,010
Canadian Oil Sands, Ltd. 03/09/18 285,000 113.20 323
325
Canadian Oil Sands, Ltd. 03/01/19 81,000 100.90 82
84

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
126 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Carlson Travel, Inc. 06/13/17 916,000 102.06 935
916
Carlyle Global Market Strategies CLO, Ltd. 10/05/18 500,000 100.00 500
491
Carlyle Global Market Strategies CLO, Ltd. 11/27/18 400,000 95.17 381
390
Carlyle Global Market Strategies CLO, Ltd. 11/27/18 300,000 98.80 296
300
Carvana Co. 11/07/18 628,000 100.44 631
660
CCO Holdings LLC / CCO Holdings Capital Corp. 02/04/16 1,184,000 102.65 1,215
1,222
CCO Holdings LLC / CCO Holdings Capital Corp. 06/13/17 571,000 105.66 603
597
CCO Holdings LLC / CCO Holdings Capital Corp. 04/11/18 227,000 101.18 230
239
CCO Holdings LLC / CCO Holdings Capital Corp. 08/22/19 291,000 104.54 304
305
CCO Holdings LLC / CCO Holdings Capital Corp. 09/17/19 642,000 100.00 642
660
CCO Holdings LLC / CCO Holdings Capital Corp. 10/24/19 413,000 101.65 420
419
Cedar Funding V CLO, Ltd. 03/22/19 250,000 97.96 245
242
Cencosud SA 07/01/19 173,000 102.43 177
178
Centene Corp. 07/11/19 716,000 105.37 752
762
Centene Corp. 07/12/19 799,000 103.78 830
828
Centene Corp. 11/21/19 1,079,000 101.73 1,098
1,161
Centene Corp. 11/21/19 535,000 99.67 533
559
CenturyLink, Inc. 12/09/19 700,000 100.00 700
718
CFCRE Commercial Mortgage Trust 06/25/19 156,795 90.33 142
147
Change Healthcare Holdings, Inc. / Change Financing Co. 02/07/19 572,000 99.53 569
583
Chase Home Lending Mortgage Trust 07/29/19 759,410 101.11 768
775
Chase Mortgage Finance Corp. 10/30/19 1,287,623 101.33 1,306
1,329
Cheniere Energy Partners, LP 09/09/19 218,000 100.00 218
222
Chesapeake Energy Corp. 09/03/19 651,000 104.83 682
524
CIFC Funding, Ltd. 10/10/18 500,000 100.00 500
498
CIFC Funding, Ltd. 03/27/19 500,000 99.68 498
502
CIM Trust 09/27/18 500,000 96.56 483
525
CIM Trust 03/22/19 674,755 101.59 686
691
CIM Trust 11/07/19 1,235,820 100.67 1,244
1,272
Cimpress NV 09/03/19 486,000 104.69 509
514
Citigroup Commercial Mortgage Trust 10/19/18 1,000,000 92.61 926
1,004
Citigroup Commercial Mortgage Trust 03/12/19 443,000 84.93 376
391
Citigroup Commercial Mortgage Trust 03/13/19 670,000 84.51 566
628
Citigroup Commercial Mortgage Trust 04/04/19 410,000 101.61 417
448
Citigroup Commercial Mortgage Trust 06/14/19 120,000 85.36 102
108
Citigroup Commercial Mortgage Trust 08/12/19 313,000 76.89 241
261
Clear Channel Worldwide Holdings, Inc. 02/07/19 194,000 100.00 194
211
Clear Channel Worldwide Holdings, Inc. 08/09/19 406,000 100.56 408
418
CNX Midstream Partners LP 01/08/20 607,000 95.78 581
556
CNX Resources Corp. 01/08/20 659,000 86.61 571
538
Colfax Corp. 01/31/19 162,000 100.00 162
174
COLT Funding LLC 10/23/18 900,000 98.84 890
901
COLT Funding LLC 01/30/19 1,000,000 99.99 1,000
1,024
Commercial Mortgage Trust 10/02/18 1,000,000 96.14 961
1,030
Commercial Mortgage Trust 01/21/20 160,000 96.81 155
156
Commerzbank AG 06/17/19 155,000 113.24 176
182
Commonbond Student Loan Trust 11/27/18 164,546 100.83 166
174
CommScope Finance LLC 02/07/19 250,000 100.00 250
257
CommScope Finance LLC 02/07/19 369,000 98.93 365
379
CommScope Holding Co., Inc. 11/04/19 430,000 96.10 413
416
Communications Sales & Leasing, Inc. / CSL Capital LLC 12/09/19 485,000 95.25 462
464
Compass Minerals International, Inc. 11/22/19 707,000 100.00 707
757
Connecticut Avenue Securities Trust 10/31/18 897,251 100.00 897
909
CONSOL Energy, Inc. 01/08/20 684,000 83.09 568
475
Consolidated Energy Finance SA 12/06/19 105,000 94.01 99
104
Consolidated Energy Finance SA 01/23/20 727,000 99.50 723
718
Constellation Energy Group, Inc. 09/03/19 581,000 86.52 503
529
Continental Wind LLC 09/24/18 208,021 102.11 212
236
Costa Rica Government International Bond 01/07/15 2,000,000 97.89 1,958
2,119
Coty, Inc. 10/03/19 546,000 96.34 526
569
Covey Park Energy LLC 10/04/19 634,000 79.88 506
499
Credit Acceptance Corp. 06/06/19 682,000 105.95 723
735
Crestwood Midstream Partners, LP 07/22/19 704,000 99.60 701
708
Crimson Merger Sub, Inc. 06/15/17 360,000 98.27 354
359
CSC Holdings LLC 03/22/18 669,000 100.00 669
761
CSC Holdings LLC 07/01/19 727,000 102.33 744
782
Curo Group Holdings Corp. 10/03/19 621,000 87.61 544
548
CVR Energy, Inc. 01/10/20 426,000 100.00 426
417

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 127
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
CVR Energy, Inc. 01/10/20 711,000 99.85 710
702
CVR Partners, LP / CVR Nitrogen Finance Corp 10/28/19 1,300,000 104.57 1,359
1,354
Daimler Finance NA LLC 08/12/19 215,000 100.56 216
217
Danone SA 10/24/19 277,000 101.37 281
284
Danske Bank A/S 10/24/19 266,000 104.73 279
280
DB Master Finance LLC 03/20/19 398,000 100.00 398
424
DB Master Finance LLC 03/20/19 199,000 100.00 199
209
DBWF Mortgage Trust 10/25/18 1,000,000 88.02 880
959
DCP Midstream LLC 11/06/18 89,000 104.37 93
96
Dell International LLC / EMC Corp. 07/16/19 964,000 105.40 1,016
1,013
Deutsche Telekom International Finance BV 09/25/18 229,000 98.53 226
234
Diamond Sports Group LLC / Diamond Sports Finance Co. 07/18/19 497,000 99.98 497
495
DKT Finance ApS 03/28/19 1,325,000 106.51 1,411
1,415
DNB Bank ASA 04/01/19 159,000 99.56 158
159
Dominican Republic International Bond 04/24/14 1,000,000 103.14 1,031
1,195
Dominican Republic International Bond 01/20/15 2,000,000 100.00 2,000
2,250
Domino's Pizza Master Issuer LLC 10/31/18 723,750 100.48 727
767
Domino's Pizza Master Issuer LLC 11/06/19 947,625 100.00 948
984
DPL Inc. 12/11/19 500,000 94.57 473
498
Dresdner Funding Trust I 10/17/16 220,000 116.38 256
301
Dryden Senior Loan Fund 10/05/18 500,000 100.00 500
501
Dryden Senior Loan Fund 10/05/18 500,000 98.85 494
486
Earnest Student Loan Program LLC 11/27/18 142,718 96.32 137
142
Ecuador Government International Bond 01/28/19 300,000 100.61 302
272
Egypt Government International Bond 03/02/15 3,000,000 100.58 3,018
3,064
Egypt Government International Bond 12/16/16 500,000 93.59 468
540
Egypt Government International Bond 04/05/19 750,000 105.34 790
864
Electricite de France SA 12/05/19 230,000 119.49 275
292
Ellington Financial, Inc. 11/05/19 952,465 100.00 952
958
Embotelladora Andina SA 09/03/19 174,000 106.78 186
187
EMD Finance LLC 09/25/18 183,000 98.46 180
187
Endo Finance LLC / Endo Finco , Inc. 12/06/19 557,000 65.27 364
415
Enel Finance International NV 09/24/18 202,000 108.28 219
272
Eni SpA 12/05/19 250,000 112.44 281
290
Enova International, Inc. 10/04/17 305,000 100.47 306
300
Enova International, Inc. 10/24/19 472,000 92.78 438
468
Envision Healthcare Corp. 09/28/18 787,000 97.08 764
475
Enviva Partners, LP 12/11/19 475,000 104.28 495
507
Ethiopia International Bond 12/04/14 1,000,000 100.05 1,001
1,080
Exantas Capital Corp., Ltd. 04/04/19 290,000 100.00 290
291
Extended Stay America, Inc. 09/10/19 584,000 99.60 582
587
Fannie Mae Connecticut Avenue Securities 01/24/20 700,000 100.86 706
706
First Quantum Minerals, Ltd. 05/08/14 408,000 100.00 408
409
First Quantum Minerals, Ltd. 03/16/17 775,000 100.87 782
768
First Quantum Minerals, Ltd. 02/20/18 366,000 100.00 366
351
First Quantum Minerals, Ltd. 11/07/19 175,000 99.28 174
172
Five Point Operating Co., LP / Five Point Capital Corp. 10/03/19 522,000 101.29 529
540
Flagstar Mortgage Trust 10/24/18 488,470 103.45 505
555
Flagstar Mortgage Trust 06/03/19 468,763 103.13 483
487
Fontainebleau Florida Hotel LLC 11/22/19 180,000 98.60 177
181
Forestar Group, Inc. 10/03/19 457,000 107.68 492
498
Fresenius Medical Care US Finance II, Inc. 03/05/19 263,000 104.58 275
290
Fresh Market, Inc. (The) 03/06/19 355,000 80.10 284
172
Gabon Government International Bond 10/22/14 500,000 103.28 516
537
Gates Global LLC 11/20/19 650,000 100.00 650
670
Gazprom PJSC Via Gaz Capital SA 01/02/19 211,000 103.22 218
229
Geo Coal International Pte., Ltd. 12/06/19 555,000 66.71 370
342
Ghana Government International Bond 09/11/14 700,000 99.14 694
778
Ghana Government International Bond 10/07/15 250,000 100.00 250
321
Goldman Sachs Mortgage Securities Trust 10/30/18 800,000 68.97 552
567
Goldman Sachs Mortgage Securities Trust 11/09/18 1,000,000 100.00 1,000
1,000
Goldman Sachs Mortgage Securities Trust 03/26/19 753,000 91.17 686
716
Goldman Sachs Mortgage Securities Trust 04/15/19 90,000 81.50 73
77
Goldman Sachs Mortgage Securities Trust 06/26/19 390,000 99.10 387
391
Goldman Sachs Mortgage Securities Trust 08/01/19 990,871 106.43 1,055
1,074
Goldman Sachs Mortgage Securities Trust 09/10/19 720,000 100.00 720
722
Goldman Sachs Mortgage Securities Trust 09/11/19 300,000 92.69 278
278
Goldman Sachs Mortgage Securities Trust 10/04/19 210,000 100.00 210
210

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
128 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Goldman Sachs Mortgage Securities Trust 10/04/19 80,000 100.00 80
80
Hadrian Merger Sub, Inc. 11/07/18 722,000 97.97 707
742
Hawaii Hotel Trust 05/16/19 2,000,000 98.93 1,979
2,002
Helios Issuer LLC 10/26/18 888,360 99.98 888
939
Helios Issuer LLC 10/26/18 945,500 99.98 945
1,012
High Ridge Brands Co. 03/17/17 970,000 — 970
—
Hilcorp Energy I, LP 12/10/19 362,000 89.95 326
327
Hilcorp Energy I, LP 12/11/19 160,000 92.50 148
142
HLF Financing SARL LLC 04/17/19 280,000 103.19 289
292
Homeward Opportunities Fund I Trust 08/19/19 493,191 100.00 493
496
Howard Hughes Corp. (The) 06/05/19 283,000 99.74 282
291
Hudson Yards 12/02/19 130,000 89.27 116
119
Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 09/03/19 500,000 100.00 500
512
iHeartCommunications , Inc. 08/01/19 376,000 100.00 376
392
IMT Trust 06/03/19 800,000 98.40 787
802
Intelsat Jackson Holdings SA 09/05/18 664,000 100.20 665
573
Intesa Sanpaolo SpA 10/14/16 707,000 93.70 664
752
Intesa Sanpaolo SpA 04/01/19 160,000 98.10 157
165
Inversiones CMPC SA 09/24/18 218,000 101.03 220
227
IQVIA Holdings, Inc. 12/09/19 470,000 105.83 497
496
Israel Electric Corp., Ltd 04/04/19 500,000 105.09 525
554
J.G. Wentworth XLII LLC 10/02/18 500,000 99.97 500
565
Jackson Park Trust 11/07/19 850,000 87.88 755
790
JBS Investments GmbH 04/01/19 753,000 104.63 790
819
JBS Investments GmbH 07/23/19 495,000 100.00 495
523
JBS USA LUX SA / JBS USA Finance, Inc. 02/01/18 1,043,000 100.00 1,043
1,155
JBS USA LUX SA / JBS USA Finance, Inc. 04/01/19 1,383,000 101.43 1,403
1,549
JBS USA LUX SA / JBS USA Finance, Inc. 07/23/19 668,000 100.00 668
721
Jefferies Finance LLC 12/12/17 380,000 102.09 388
391
JPMBB Commercial Mortgage Securities Trust 12/12/18 190,000 77.45 147
166
JPMBB Commercial Mortgage Securities Trust 09/12/19 610,000 91.17 569
587
JPMorgan Chase Commercial Mortgage Securities Trust 10/04/18 1,000,000 85.57 856
969
JPMorgan Chase Commercial Mortgage Securities Trust 11/01/18 1,000,000 96.50 965
1,004
JPMorgan Chase Commercial Mortgage Securities Trust 01/23/19 1,216,628 99.29 1,208
1,248
JPMorgan Chase Commercial Mortgage Securities Trust 03/26/19 330,000 101.41 335
344
JPMorgan Chase Commercial Mortgage Securities Trust 04/23/19 950,000 95.87 911
936
JPMorgan Chase Commercial Mortgage Securities Trust 04/24/19 320,000 92.26 295
310
JPMorgan Chase Commercial Mortgage Securities Trust 06/27/19 320,000 100.00 320
322
JPMorgan Chase Commercial Mortgage Securities Trust 09/11/19 340,000 105.54 359
361
JPMorgan Mortgage Trust 12/06/18 865,713 89.45 774
895
JPMorgan Mortgage Trust 01/18/19 443,521 99.96 443
452
JPMorgan Mortgage Trust 03/22/19 492,134 101.22 498
501
JPMorgan Mortgage Trust 07/12/19 494,717 109.66 543
549
JPMorgan Mortgage Trust 07/25/19 937,215 98.15 920
926
JPMorgan Mortgage Trust 09/04/19 804,399 101.97 820
814
JPMorgan Mortgage Trust 01/24/20 1,000,000 104.61 1,046
1,057
JPMorgan Mortgage Trust 01/28/20 649,018 101.87 661
664
JPMorgan Mortgage Trust 01/30/20 397,236 101.19 402
403
KCA Deutag UK Finance PLC 03/23/18 200,000 100.00 200
139
KCA Deutag UK Finance PLC 06/04/18 900,000 102.29 921
626
Kenan Advantage Group, Inc. 06/28/17 1,744,000 99.87 1,742
1,696
KLX Energy Services Holdings, Inc. 10/04/19 552,000 89.37 493
464
Korn Ferry 12/12/19 249,000 100.00 249
250
Ladder Capital Finance Holdings LLLP 08/06/18 291,000 95.06 277
299
Ladder Capital Finance Holdings LLLP 10/24/19 412,000 103.68 427
423
LBC Tank Terminals Holding Netherlands BV 08/08/17 750,000 103.28 775
763
LCM, Ltd. 10/16/18 500,000 100.00 500
501
LCM, Ltd. 11/01/18 800,000 100.00 800
781
LCM, Ltd. 03/28/19 250,000 100.00 250
251
LCPR Senior Secured Financing Designated Activity Co. 10/22/19 693,000 102.06 707
733
LCSS Financing LLC 11/02/18 947,733 100.00 948
1,102
Live Nation Entertainment, Inc. 05/21/18 276,000 100.84 278
294
Live Nation Entertainment, Inc. 10/02/19 587,000 102.09 602
604
Lloyds Banking Group PLC 07/06/18 255,000 106.85 272
311
LPL Holdings, Inc. 06/15/17 1,537,000 104.17 1,600
1,602
LSTAR Commercial Mortgage Trust 09/13/19 600,000 96.76 581
589
Lukoil International Finance BV 09/24/18 208,000 104.32 217
228
LYB Finance Co. BV 02/15/19 125,000 118.91 149
164

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 129
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Macquarie Bank, Ltd. 10/25/19 267,000 104.81 280
282
Madison Park Funding XXIX, Ltd. 09/28/18 500,000 100.00 500
501
Madison Park Funding, Ltd. 10/12/18 500,000 100.00 500
501
Madison Park Funding, Ltd. 11/08/18 250,000 100.00 250
250
Magnetite CLO XV, Ltd. 03/28/19 500,000 97.32 487
493
Magnetite XI, Ltd. 04/11/19 500,000 100.00 500
502
Magnolia Oil & Gas Corp. 10/24/19 717,000 100.51 721
740
Marks & Spencer Group PLC 09/27/18 204,000 109.02 222
234
Marlette Funding Trust 11/06/18 1,000,000 99.98 1,000
1,032
Marlette Funding Trust 01/03/19 1,250,000 99.71 1,246
1,259
Marlette Funding Trust 04/24/19 500,000 99.98 500
511
Mattamy Group Corp. 03/18/19 804,000 98.80 794
860
MEDNAX, Inc. 10/25/19 710,000 100.27 712
723
MEG Energy Corp. 01/16/20 300,000 100.00 300
297
Mello Mortgage Capital Acceptance 01/24/20 973,350 105.51 1,027
1,034
Midcontinent Communications / Midcontinent Finance Corp 07/24/19 166,000 100.00 166
176
Midwest Connector Capital Co. LLC 08/01/19 178,000 101.81 181
184
Molina Healthcare, Inc. 08/22/19 297,000 101.87 303
303
Mondelez International Holdings Netherlands BV 10/24/19 281,000 99.97 281
282
Morgan Stanley Bank of America Merrill Lynch Trust 01/24/19 490,000 103.70 508
515
Morgan Stanley Bank of America Merrill Lynch Trust 04/23/19 1,520,000 99.10 1,506
1,547
Morgan Stanley Bank of America Merrill Lynch Trust 08/01/19 440,000 93.06 409
430
Morgan Stanley Capital I Trust 05/10/19 1,830,000 100.00 1,830
1,835
Morgan Stanley Capital I Trust 06/05/19 377,000 86.55 326
349
Morgan Stanley Capital I Trust 06/20/19 260,000 95.94 249
254
Morgan Stanley Capital I Trust 07/15/19 360,000 87.73 316
334
Morocco Government International Bond 03/02/15 250,000 111.20 278
315
Mosaic Solar Loan Trust 11/27/18 275,000 98.29 270
284
Mosaic Solar Loan Trust 11/27/18 360,335 98.89 356
381
MRCD Mortgage Trust 12/05/19 340,000 94.11 319
324
MSCI, Inc. 10/03/19 502,000 106.78 536
544
Nabors Industries, Inc. 01/07/20 159,000 101.59 162
159
Nabors Industries, Inc. 01/07/20 103,000 101.74 105
102
Nestle Holdings, Inc. 03/04/19 150,000 100.44 151
154
Neuberger Berman CLO XXI, Ltd. 11/27/18 250,000 97.60 244
246
Neuberger Berman CLO XXII, Ltd. 03/20/19 500,000 98.22 491
501
New Gold, Inc. 04/26/18 688,000 101.60 699
689
New Residential Mortgage Loan Trust 03/13/19 782,016 99.99 782
793
NGPL PipeCo LLC 10/24/19 263,000 106.66 281
284
Nielsen Finance LLC / Nielsen Finance Co. 08/21/18 454,000 98.39 447
456
Nigeria Government International Bond 06/29/18 500,000 94.35 472
514
Norbord, Inc. 01/09/18 282,000 106.12 299
305
Northern Natural Gas Co. 10/02/19 162,000 117.28 190
191
Northwest Acquisitions ULC / Dominion Finco , Inc. 10/06/17 1,070,000 101.47 1,086
861
Novelis Corporation 01/13/20 223,000 100.00 223
223
NXP BV / NXP Funding LLC 10/25/19 260,000 105.91 275
281
Oaktree CLO, Ltd. 04/12/19 385,000 100.00 385
386
Octagon Loan Funding, Ltd. 03/27/19 250,000 98.07 245
247
OHA Credit Partners XIV, Ltd. 03/22/19 500,000 96.75 484
494
Onslow Bay Financial LLC 01/15/20 700,000 101.83 713
714
Ortho-Clinical Diagnostics Inc. 01/16/20 690,000 100.00 690
702
Oscar US Funding XI LLC 07/17/19 850,000 99.98 850
866
Oschadbank Via SSB #1 PLC 09/02/15 725,000 65.98 478
769
Palmer Square Loan Funding, Ltd. 11/27/18 400,000 95.28 381
384
Palmer Square Loan Funding, Ltd. 11/27/18 510,000 98.88 504
510
Panther BF Aggregator, LP 01/07/20 500,000 106.33 532
538
Par Petroleum LLC / Par Petroleum Finance Corp. 07/22/19 593,000 99.62 591
614
Par Pharmaceutical, Inc. 03/14/19 568,000 100.00 568
578
Paraguay Government International Bond 08/04/14 551,000 100.00 551
689
Parkland Fuel Corp 09/03/19 405,000 105.31 426
426
Parkland Fuel Corp. 06/25/19 598,000 103.78 620
634
PBF Holding Co. LLC 01/16/20 826,000 100.00 826
845
Peabody Energy Corp. 09/17/18 1,152,000 100.62 1,159
1,068
Peabody Energy Corp. 10/04/18 764,000 97.75 747
634
Performance Food Group, Inc. 04/06/18 276,000 100.94 279
282
Pilgrim's Pride Corp. 09/26/17 904,000 103.70 933
959
Post Holdings, Inc. 03/09/18 299,000 98.78 295
315
Post Holdings, Inc. 10/24/19 379,000 105.88 401
401

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
130 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Prima Capital CRE Securitization, Ltd. 05/24/19 480,000 95.04 456
469
Prime Security Services Borrower LLC / Prime Finance, Inc. 04/27/18 726,000 104.77 761
760
Prime Security Services Borrower LLC / Prime Finance, Inc. 01/16/20 246,000 100.00 246
244
Provincia de Buenos Aires 02/08/17 300,000 98.84 297
112
PSMC 01/24/20 1,000,000 102.23 1,022
1,024
Radiology Partners, Inc. 01/24/20 196,000 100.00 196
205
ReadyCap Commercial Mortgage Trust 11/01/19 270,000 102.27 276
280
Realogy Group LLC / Realogy Co-Issuer Corp. 08/22/19 680,000 96.36 655
705
Realogy Group LLC / Realogy Co-Issuer Corp. 09/13/19 308,000 99.79 307
310
Recette CLO LLC 11/27/18 298,000 98.46 293
298
RegionalCare Hospital Partners Holdings, Inc. 01/02/19 650,000 100.78 655
683
Resideo Technologies, Inc. 10/25/19 1,150,000 100.69 1,158
1,130
Santander Holdings, Inc. 10/01/19 176,000 100.28 176
180
Santander PLC 05/01/19 148,000 103.55 153
161
Saudi Arabian Oil Co. 04/09/19 200,000 98.57 197
226
SCOF-2, Ltd. 09/27/18 500,000 100.00 500
500
Sealed Air Corp. 10/26/16 200,000 107.44 215
237
Sealed Air Corp. 10/24/19 666,000 107.29 715
719
Sequoia Mortgage Trust 01/09/19 264,454 100.19 265
275
Sequoia Mortgage Trust 02/21/19 536,849 101.85 547
550
Sequoia Mortgage Trust 07/16/19 507,683 102.86 522
520
Sequoia Mortgage Trust 09/17/19 890,956 101.90 908
919
Sequoia Mortgage Trust 10/08/19 389,357 101.46 395
396
Sequoia Mortgage Trust 11/14/19 800,000 103.58 829
850
Sequoia Mortgage Trust 01/08/20 700,000 103.26 723
747
Shelter Growth CRE Issuer, Ltd. 09/12/19 144,000 100.67 145
145
Siemens Financieringsmaatschappij NV 10/24/19 274,000 102.14 280
282
Silver Creek CLO, Ltd. 08/06/19 250,000 99.40 249
250
Silversea Cruise Finance, Ltd. 10/24/19 2,000,000 106.22 2,124
2,110
Simmons Foods, Inc. 10/28/19 992,000 98.32 975
1,002
Sirius XM Radio, Inc. 06/05/19 828,000 100.00 828
891
Sky, Ltd. 01/03/20 263,000 107.35 282
285
Societe Generale SA 10/25/19 271,000 103.65 281
282
SoFi Alternative Trust 12/18/19 993,686 100.50 999
1,014
SoFi Consumer Loan Program Trust 10/25/18 1,000,000 99.06 991
1,023
SoFi Consumer Loan Program Trust 11/05/18 1,000,000 99.97 1,000
1,040
SoFi Consumer Loan Program Trust 11/27/18 400,000 98.36 393
410
SoFi Consumer Loan Program Trust 11/27/18 425,000 99.69 424
440
SoFi Consumer Loan Program Trust 02/12/19 500,000 99.96 500
517
SoFi Consumer Loan Program Trust 11/07/19 250,000 101.90 255
255
SoFi Consumer Loan Program Trust 11/07/19 300,000 102.26 307
306
SoFi Professional Loan Program LLC 11/27/18 424,000 97.04 411
454
SoFi Professional Loan Program LLC 11/27/18 425,000 98.87 420
451
SoFi Professional Loan Program Trust 10/30/18 400,000 94.95 380
422
SoFi Professional Loan Program Trust 10/30/18 500,000 95.38 477
515
SoFi Professional Loan Program Trust 03/15/19 850,000 100.40 853
894
SoFi Professional Loan Program Trust 03/26/19 600,000 99.98 600
628
SoFi Professional Loan Program Trust 08/06/19 1,000,000 99.96 1,000
1,002
SolarCity Corp. 10/26/18 1,000,000 100.28 1,003
1,076
Sonic Capital LLC 01/15/20 550,000 100.00 550
551
Sri Lanka Government International Bond 08/02/19 500,000 99.88 499
495
Standard Chartered PLC 10/14/16 215,000 110.25 237
264
Standard Chartered PLC 10/01/19 174,000 107.30 187
190
Starwood Mortgage Residential Trust 07/02/19 678,220 100.00 678
682
State Bank of India 01/06/20 262,000 107.88 283
286
Stericycle, Inc. 10/24/19 688,000 104.03 716
720
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp. 05/19/17 1,568,000 97.10 1,532
1,505
Sunrun Xanadu Issuer 05/31/19 565,168 99.99 565
586
Symphony CLO XIV, Ltd. 10/04/19 500,000 100.00 500
501
Symphony CLO XIX, Ltd. 03/21/19 500,000 96.20 481
492
Tallgrass Energy Partners, LP 09/03/19 432,000 99.43 430
433
Tallgrass Energy Partners, LP 10/24/19 296,000 99.79 295
299
Team Health Holdings, Inc. 02/07/19 355,000 83.34 296
209
Telecom Italia SpA 12/06/19 544,000 107.45 585
593
Tenet Healthcare Corp. 08/12/19 500,000 100.00 500
520
Tenet Healthcare Corp. 08/12/19 203,000 100.00 203
214
Terrier Media Buyer, Inc. 12/12/19 581,000 100.00 581
598
Tesco PLC 10/01/19 159,000 116.55 185
199

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 131
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Tesla, Inc. 10/03/19 602,000 89.34 538
608
Texas Eastern Transmission, LP 12/05/19 271,000 103.52 281
284
The Hertz Corp. 11/14/19 1,213,000 99.94 1,212
1,223
The Republic of Mozambique 12/20/13 1,279,000 88.18 1,128
1,222
TIBCO Software, Inc. 06/29/17 3,030,000 104.50 3,166
3,132
TMS International Corp. 08/09/17 806,000 100.00 806
762
Townsquare Media, Inc. 08/13/19 900,000 98.52 887
911
TransDigm Group, Inc. 10/29/19 1,300,000 100.00 1,300
1,308
Trident TPI Holdings, Inc. 12/13/19 473,000 99.53 471
480
Triumph Group, Inc. 09/09/19 704,000 101.85 717
728
Trivium Packaging Finance BV 07/19/19 200,000 100.00 200
220
Trust F/1401 10/01/19 173,000 106.85 185
199
Tullow Oil PLC 08/22/18 807,000 99.53 803
732
Uber Technologies, Inc. 09/03/19 683,000 103.79 709
714
UBS Bank of America Merrill Lynch Mortgage Trust 11/06/18 1,500,000 91.30 1,369
1,485
Ukraine Government International Bond 04/23/15 195,000 35.46 69
193
Ukreximbank Via Biz Finance PLC 03/12/15 6,067,000 76.24 4,626
6,038
Ukreximbank Via Biz Finance PLC 04/13/15 617,000 68.34 422
668
Uniti Group, LP 02/22/18 667,000 93.31 622
529
Vector Group, Ltd. 09/03/19 441,000 98.75 435
439
Venture CDO, Ltd. 11/27/18 250,000 99.46 249
248
Veritas US, Inc. / Veritas Bermuda, Ltd. 11/10/17 1,789,000 101.01 1,807
1,644
Vermilion Energy, Inc. 07/22/19 307,000 98.28 302
295
Verus Securitization Trust 10/18/18 1,000,000 99.14 991
1,005
Verus Securitization Trust 11/02/18 1,000,000 99.99 1,000
1,027
Verus Securitization Trust 02/22/19 681,998 99.99 682
689
Verus Securitization Trust 07/15/19 902,690 100.14 904
908
ViaSat , Inc. 03/12/18 718,000 100.47 721
730
VICI Properties, Inc. 01/24/20 565,000 104.65 591
590
Virgin Media Secured Finance PLC 06/25/19 800,000 101.75 814
842
Vistra Operations Co. LLC 03/06/19 285,000 102.97 293
296
Vistra Operations Co. LLC 06/06/19 893,000 101.69 907
917
Vistra Operations Co. LLC 10/24/19 274,000 102.38 281
283
Warrior Met Coal, Inc. 10/24/19 1,175,000 101.62 1,195
1,219
Wells Fargo Commercial Mortgage Trust 03/21/19 390,000 84.36 329
363
Wells Fargo Commercial Mortgage Trust 03/26/19 230,000 83.21 191
208
Wells Fargo Commercial Mortgage Trust 06/28/19 270,000 82.42 223
232
Wells Fargo Commercial Mortgage Trust 07/29/19 510,000 102.12 521
532
Wells Fargo Commercial Mortgage Trust 11/08/19 710,000 83.37 592
617
Wells Fargo Mortgage-Backed Securities Trust 01/18/19 309,980 99.92 310
317
Wells Fargo Re-REMIC Trust 10/16/19 210,000 88.60 186
189
Welltec A/S 11/17/17 500,000 99.39 497
513
Wendy's Funding LLC 03/26/19 490,000 98.90 485
511
Wendy's Funding LLC 06/13/19 547,250 100.00 547
569
West Corp. 12/13/17 684,000 98.50 674
544
West Street Merger Sub, Inc. 03/12/18 296,000 99.00 293
292
WFRBS Commercial Mortgage Trust 05/14/19 1,270,000 84.15 1,055
1,166
WFRBS Commercial Mortgage Trust 08/01/19 530,000 100.51 533
537
WFRBS Commercial Mortgage Trust 08/15/19 740,000 100.23 742
756
Williams Scotsman International, Inc. 08/22/19 300,000 104.06 312
315
Wingstop Funding LLC 11/06/18 992,500 100.00 993
1,024
Woolworths Group, Ltd. 09/25/18 217,000 100.86 219
223
Woori Bank 10/24/19 270,000 104.00 281
282
Wynn Macau, Ltd. 12/10/19 418,000 100.00 418
414
XPO Logistics, Inc. 02/19/19 376,000 100.00 376
407
269,857
For a description of restricted securities see note 7 in the Notes to Quarterly Report

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
132 Opportunistic Credit Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Apidos CLO, Ltd. USD 3 Month LIBOR 2.550
Ascendas Real Estate Investment Trust USD 1 Month LIBOR 2.650
Atrium CDO Corp. USD 3 Month LIBOR 2.800
Babson CLO, Ltd. USD 3 Month LIBOR 3.450
Babson CLO, Ltd. USD 3 Month LIBOR 2.700
Banco do Brasil SA
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 10 Year 6.362
Banco do Brasil SA
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 10 Year 7.327
Barclays Bank PLC USD 3 Month LIBOR 1.550
BCPE Eagle Buyer LLC 2nd Lien Term Loan USD 2 Month LIBOR 8.000
BDS, Ltd. USD 1 Month LIBOR 2.500
Benefit Street Partners CLO IV, Ltd. USD 3 Month LIBOR 2.650
Blue Mountain CLO, Ltd. USD 3 Month LIBOR 2.650
Blue Mountain CLO, Ltd. USD 3 Month LIBOR 2.200
Bowman Park CLO, Ltd. USD 3 Month LIBOR 5.400
BX Commercial Mortgage Trust USD 1 Month LIBOR 2.650
BX Trust USD 1 Month LIBOR 2.500
Carlyle Global Market Strategies CLO, Ltd. USD 3 Month LIBOR 2.100
Carlyle Global Market Strategies CLO, Ltd. USD 3 Month LIBOR 2.250
Carlyle Global Market Strategies CLO, Ltd. USD 3 Month LIBOR 4.350
Cedar Funding V CLO, Ltd. USD 3 Month LIBOR 2.100
Centrica PLC
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 2.687
Chalco Hong Kong Investment Co., Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 7.931
CIFC Funding, Ltd. USD 3 Month LIBOR 2.450
CIFC Funding, Ltd. USD 3 Month LIBOR 2.350
Connecticut Avenue Securities Trust USD 1 Month LIBOR 2.400
Deutsche Bank AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 2.248
Dryden Senior Loan Fund USD 3 Month LIBOR 2.600
Dryden Senior Loan Fund USD 3 Month LIBOR 2.200
Education Management LLC Term Loan B USD 3 Month LIBOR 8.500
Emirates NBD PJSC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 6 Year Rate 3.656
Exantas Capital Corp., Ltd. USD 1 Month LIBOR 2.700
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.100
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.200
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.150
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.000
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.350
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.100
Franshion Brilliant, Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.859
Franshion Brilliant, Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 2.750
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.650
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 1.800
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.300
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.300
Goldman Sachs Mortgage Securities Trust USD 1 Month LIBOR 2.550
Goldman Sachs Mortgage Securities Trust USD 1 Month LIBOR 2.200
Goldman Sachs Mortgage Securities Trust USD 1 Month LIBOR 2.650

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 133
Variable Rate Securities
Securities Referenced Rate Spread %
Goldman Sachs Mortgage Securities Trust USD 1 Month LIBOR 2.600
Hawaii Hotel Trust USD 1 Month LIBOR 2.750
HBOS Sterling Finance Jersey, LP
U.K. Government Bonds 5 Year Note Generic Bid
Yield 4.400
House of Fraser Funding PLC GBP 3 Month LIBOR 0.000
Industrial & Commercial Bank of China, Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.135
Intesa Sanpaolo Vita SpA 3 Month EURIBOR 4.817
JPMorgan Chase Commercial Mortgage Securities Trust USD 1 Month LIBOR 2.160
LCM, Ltd. USD 3 Month LIBOR 2.600
LCM, Ltd. USD 3 Month LIBOR 2.150
LCM, Ltd. USD 3 Month LIBOR 2.800
Lloyds Bank PLC
U.K. Government Bonds 5 Year Note Generic Bid
Yield 13.400
Lloyds Banking Group PLC USD 3 Month LIBOR 1.270
Madison Park Funding XXIX, Ltd. USD 3 Month LIBOR 2.200
Madison Park Funding, Ltd. USD 3 Month LIBOR 2.150
Madison Park Funding, Ltd. USD 3 Month LIBOR 2.200
Magnetite CLO XV, Ltd. USD 3 Month LIBOR 1.800
Magnetite XI, Ltd. USD 3 Month LIBOR 2.600
Morgan Stanley Capital I Trust USD 1 Month LIBOR 2.800
Naviera Armas S.A. 3 Month EURIBOR 4.250
Neuberger Berman CLO XXI, Ltd. USD 3 Month LIBOR 2.400
Neuberger Berman CLO XXII, Ltd. USD 3 Month LIBOR 2.200
Oaktree CLO, Ltd. USD 3 Month LIBOR 2.800
Octagon Loan Funding, Ltd. USD 3 Month LIBOR 2.200
OHA Credit Partners XIV, Ltd. USD 3 Month LIBOR 1.800
Oschadbank Via SSB #1 PLC USD 6 Month LIBOR 6.875
Palmer Square Loan Funding, Ltd. USD 3 Month LIBOR 4.850
Palmer Square Loan Funding, Ltd. USD 3 Month LIBOR 3.950
Patterson Co. 2nd Lien Term Loan USD 3 Month LIBOR 8.500
RBS Capital Trust II USD 3 Month LIBOR 1.943
Recette CLO LLC USD 3 Month LIBOR 2.750
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 2.500
RWE AG
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 3.245
SCOF-2, Ltd. USD 3 Month LIBOR 2.260
Shelter Growth CRE Issuer, Ltd. USD 1 Month LIBOR 3.000
Silver Creek CLO, Ltd. USD 3 Month LIBOR 2.300
Solvay Finance SA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 3.700
Srlev NV 12 Month EURIBOR 6.165
Standard Chartered PLC USD 3 Month LIBOR 1.460
State Bank of India
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.274
Symphony CLO XIV, Ltd. USD 3 Month LIBOR 3.100
Symphony CLO XIX, Ltd. USD 3 Month LIBOR 1.750
Synovus Financial Corp.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 3.379
Takko Luxembourg 2 SCA 3 Month EURIBOR 5.375
Ukreximbank Via Biz Finance PLC USD 6 Month LIBOR 7.000
Venture CDO, Ltd. USD 3 Month LIBOR 1.900
Vodafone Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.873

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
134 Opportunistic Credit Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Vodafone Group PLC
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 2.669
Vodafone Group PLC
GBP Swap Semiannual (versus 6 Month LIBOR) 5
Year Rate 3.267
Vodafone Group PLC
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 3.427
VTB Bank
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 10 Year 8.067
Washington Mutual Mortgage Pass-Through Certificates Trust
Federal Reserve U.S. 12 Month Cumulative Avg 1
year CMT 0.840
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 161 AUD 23,810 03/20
130
Canadian 10 Year Government Bond Futures 138 CAD 19,619 03/20
228
Euro- Bobl Futures 5 EUR 675 03/20
4
Euro-Bund Futures 6 EUR 1,050 03/20
14
Euro-Schatz Futures 25 EUR 2,802 03/20
3
Long Gilt Futures 5 GBP 675 03/20
15
United States 2 Year Treasury Note Futures 501 USD 108,396 03/20
386
United States 5 Year Treasury Note Futures 345 USD 41,510 03/20
480
United States 10 Year Treasury Note Futures 460 USD 60,562 03/20
964
United States 10 Year Ultra Treasury Note Futures 44 USD 6,409 03/20
147
United States Treasury Long Bond Futures 26 USD 4,252 03/20
117
United States Treasury Ultra Bond Futures 45 USD 8,716 03/20
299
Short Positions
Australia 10 Year Government Bond Futures 88 AUD 13,014 03/20
(142)
Euro-Bund Futures 76 EUR 13,303 03/20
(211)
Japan 10 Year Government Bond Futures 7 JPY 1,070,020 03/20
(36)
United States 2 Year Treasury Note Futures 132 USD 28,560 03/20
(97)
United States 5 Year Treasury Note Futures 120 USD 14,438 03/20
(161)
United States 10 Year Treasury Note Futures 90 USD 11,849 03/20
(193)
United States 10 Year Ultra Treasury Note Futures 74 USD 10,779 03/20
(252)
United States Treasury Long Bond Futures 42 USD 6,868 03/20
(187)
United States Treasury Ultra Bond Futures 13 USD 2,518 03/20
(101)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
1,407
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,023 HUF 308,547 02/26/20 (8)
Bank of America USD 2,357 MXN 46,059 02/26/20 73
Bank of America USD 1,057 TRY 6,291 02/26/20 (11)
Bank of America USD 5,618 TRY 33,022 02/26/20 (129)
Bank of America USD 2,357 ZAR 35,375 02/26/20 (7)
Bank of America EUR 302 USD 337 02/26/20 2
Bank of America EUR 17,787 USD 19,769 02/26/20 16
Bank of America HKD 26,497 USD 3,380 02/26/20 (30)
Bank of America NOK 26,968 USD 3,036 02/26/20 104
Bank of America SGD 4,612 USD 3,393 02/26/20 13
Bank of America THB 13,009 USD 431 02/26/20 13
Bank of America THB 71,599 USD 2,371 02/26/20 73

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 135
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 3,709 JPY 400,667 03/18/20 (3)
Bank of Montreal EUR 8,200 USD 9,228 02/07/20 132
Bank of Montreal GBP 1,463 USD 1,932 02/07/20 —
Bank of Montreal GBP 1,500 USD 1,984 03/18/20 1
Bank of New York USD 9,099 EUR 8,236 02/07/20 37
Bank of New York USD 1,771 GBP 1,349 02/07/20 11
Bank of New York EUR 8,236 USD 9,114 03/06/20 (37)
Bank of New York GBP 1,349 USD 1,772 03/06/20 (11)
BNP Paribas GBP 12,328 USD 16,099 02/26/20 (191)
Brown Brothers Harriman EUR 150 USD 166 02/07/20 —
Canadian Imperial Bank of Commerce EUR 4,380 USD 4,879 02/14/20 18
Citigroup USD 16,098 GBP 12,326 02/26/20 188
Citigroup USD 2,339 IDR 33,341,679 02/26/20 72
Citigroup USD 3,710 JPY 400,667 03/18/20 (4)
Citigroup USD 5,727 RUB 369,972 02/26/20 47
Citigroup EUR 8,200 USD 9,228 02/07/20 133
Citigroup GBP 1,463 USD 1,933 02/07/20 1
Citigroup GBP 1,500 USD 1,983 03/18/20 —
Citigroup PHP 171,996 USD 3,386 02/26/20 18
Commonwealth Bank of Australia USD 7,078 CAD 9,231 02/26/20 (104)
Commonwealth Bank of Australia CHF 16,674 USD 17,325 02/26/20 (12)
JPMorgan Chase EUR 46 USD 50 02/26/20 —
JPMorgan Chase EUR 520 USD 579 02/26/20 1
Royal Bank of Canada USD 166 EUR 148 02/07/20 (2)
Royal Bank of Canada USD 9,095 EUR 8,236 02/07/20 40
Royal Bank of Canada USD 633 GBP 480 02/07/20 1
Royal Bank of Canada USD 1,770 GBP 1,349 02/07/20 11
Royal Bank of Canada USD 5,906 GBP 4,500 03/18/20 43
Royal Bank of Canada USD 3,710 JPY 400,667 03/18/20 (3)
Royal Bank of Canada EUR 8,200 USD 9,229 02/07/20 132
Royal Bank of Canada EUR 8,236 USD 9,111 03/06/20 (40)
Royal Bank of Canada GBP 1,463 USD 1,933 02/07/20 1
Royal Bank of Canada GBP 1,349 USD 1,772 03/06/20 (11)
Royal Bank of Canada GBP 1,500 USD 1,984 03/18/20 1
Standard Chartered USD 9,086 EUR 8,236 02/07/20 50
Standard Chartered USD 1,770 GBP 1,349 02/07/20 12
Standard Chartered EUR 8,200 USD 9,218 02/07/20 122
Standard Chartered EUR 8,236 USD 9,101 03/06/20 (50)
Standard Chartered GBP 1,463 USD 1,934 02/07/20 2
Standard Chartered GBP 1,349 USD 1,771 03/06/20 (12)
State Street USD 552 COP 1,860,487 02/26/20 (9)
State Street USD 3,389 COP 11,645,459 02/26/20 12
State Street USD 99 EUR 90 02/07/20 —
State Street USD 1,456 EUR 1,318 02/07/20 5
State Street USD 27 HUF 8,007 02/26/20 (1)
State Street USD 161 HUF 47,437 02/26/20 (5)
State Street USD 424 IDR 5,976,491 02/26/20 8
State Street USD 119 KRW 137,815 02/26/20 (4)
State Street USD 387 MXN 7,415 02/26/20 4
State Street USD 628 MYR 2,603 02/26/20 5
State Street USD 3,386 MYR 14,056 02/26/20 35
State Street USD 32 PEN 108 02/26/20 (1)
State Street USD 908 RUB 57,197 02/26/20 (16)
State Street USD 10,105 SEK 95,722 02/26/20 (150)
State Street USD 170 TRY 1,007 02/26/20 (2)
State Street USD 17 TWD 506 02/26/20 —
State Street USD 6 ZAR 91 02/26/20 —
State Street USD 370 ZAR 5,368 02/26/20 (13)
State Street CLP 41,912 USD 54 02/26/20 2
State Street CLP 264,155 USD 347 02/26/20 17
State Street COP 209,408 USD 63 02/26/20 2
State Street EUR 50 USD 56 02/07/20 1
State Street EUR 180 USD 201 02/07/20 1

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
136 Opportunistic Credit Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street EUR 1,293 USD 1,456 02/07/20 22
State Street EUR 1,315 USD 1,456 03/06/20 (6)
State Street GBP 25 USD 32 02/07/20 (1)
State Street GBP 1,296 USD 1,686 02/14/20 (26)
State Street HKD 138 USD 18 02/26/20 —
State Street HKD 4,762 USD 610 02/26/20 (3)
State Street IDR 654,229 USD 48 02/26/20 —
State Street JPY 1,147,623 USD 10,448 02/26/20 (155)
State Street KRW 1,361,907 USD 1,168 02/26/20 29
State Street MXN 188 USD 10 02/26/20 —
State Street MYR 241 USD 59 02/26/20 1
State Street PEN 2,110 USD 627 02/26/20 5
State Street PEN 11,486 USD 3,398 02/26/20 9
State Street PHP 1,605 USD 32 02/26/20 —
State Street PHP 31,123 USD 614 02/26/20 4
State Street RUB 6,145 USD 99 02/26/20 3
State Street SGD 13 USD 10 02/26/20 —
State Street SGD 817 USD 604 02/26/20 5
State Street THB 815 USD 27 02/26/20 1
State Street TWD 12,871 USD 431 02/26/20 7
State Street TWD 72,240 USD 2,392 02/26/20 12
UBS USD 9,098 EUR 8,236 02/07/20 38
UBS USD 1,771 GBP 1,349 02/07/20 11
UBS CLP 1,889,401 USD 2,439 02/26/20 79
UBS EUR 8,236 USD 9,113 03/06/20 (38)
UBS GBP 1,349 USD 1,772 03/06/20 (11)
UBS KRW 6,718,573 USD 5,774 02/26/20 157
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
737
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX Emerging Markets
Index Morgan Stanley
Sell
USD 10,000 1.000%
(2)
12/20/24
(421) (17) (438)
CDX Investment Grade
Index Morgan Stanley
Sell
USD 4,000 1.000%
(2)
12/20/24
87 6 93
CDX NA High Yield Index Morgan Stanley
Sell
USD 15,840 5.000%
(2)
12/20/24
1,118 211 1,329
CDX NA High Yield Index Goldman Sachs
Sell
USD 12,870 5.000%
(2)
12/20/24
942 138 1,080
iTraxx Europe Crossover
Index Morgan Stanley
Sell
USD 4,000 5.000%
(2)
12/20/24
546 (4) 542
Total Open Credit Indices Contracts (å) 2,272 334 2,606
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Argentina $ — $ 4,154 $ — $ — $ 4,154
Australia — 505 — — 505
Austria — 2,72 4 — — 2,72 4

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 137
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Azerbaijan — 904 — — 904
Bahamas — 2,110 — — 2,110
Bahrain — 2,340 — — 2,340
Belarus — 755 — — 755
Bermuda — 690 — — 690
Brazil — 5,200 — — 5,200
Canada — 13,854 — — 13,854
Cayman Islands — 1 2 , 110 — — 1 2 , 11 0
Chile — 2,85 7 — — 2,85 7
China — 1,40 4 — — 1,40 4
Colombia — 4,27 4 — — 4,27 4
Costa Rica — 3,062 — — 3,062
Czech Republic — 481 — — 481
Denmark — 3,874 — — 3,874
Dominican Republic — 3,445 — — 3,445
Ecuador — 1,92 4 — — 1,92 4
Egypt — 4,756 — — 4,756
El Salvador — 2,191 — — 2,191
Ethiopia — 1,080 — — 1,080
Finland — 1,167 — — 1,167
France — 7,91 2 — — 7,91 2
Gabon — 537 — — 537
Georgia — 602 — — 602
Germany — 11,80 9 — — 11,80 9
Ghana — 1,099 — — 1,099
Guernsey — 74 3 — — 74 3
Honduras — 559 — — 559
Hong Kong — 1,703 — — 1,703
India — 49 2 — — 49 2
Indonesia — 4,307 — — 4,307
Iraq — 961 — — 961
Ireland — 2,599 — — 2,599
Israel — 554 — — 554
Italy — 10,18 3 — — 10,18 3
Japan — 1,344 — — 1,344
Jersey — 2,432 — — 2,432
Jordan — 1,311 — — 1,311
Kazakhstan — 702 — — 702
Kenya — 1,084 — — 1,084
Lebanon — 1,05 6 — — 1,05 6
Luxembourg — 13,6 80 — — 13,6 80
Malaysia — 777 — — 777
Mexico — 12,44 3 — — 12,44 3
Mongolia — 371 — — 371
Morocco — 948 — — 948
Mozambique — 1,222 — — 1,222
Netherlands — 14,4 8 9 — — 14,4 8 9

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
138 Opportunistic Credit Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Nigeria — 514 — — 514
Norway — 28 3 — — 28 3
Oman — 1,61 7 — — 1,61 7
Pakistan — 2,858 — — 2,858
Panama — 659 — — 659
Paraguay — 689 — — 689
Peru — 2,878 — — 2,878
Philippines — 748 — — 748
Puerto Rico — 423 — — 423
Qatar — 83 4 — — 83 4
Russia — 2,679 — — 2,679
Saudi Arabia — 3,5 39 — — 3,5 39
Senegal — 256 — — 256
Singapore — 1,27 3 — — 1,27 3
South Africa — 4,71 6 — — 4,71 6
South Korea — 282 — — 282
Spain — 2,759 — — 2,759
Sri Lanka — 1,986 — — 1,986
Sweden — 4,698 — — 4,698
Thailand — 780 — — 780
Trinidad and Tobago — 85 7 — — 85 7
Tunisia — 600 — — 600
Turkey — 6,870 — — 6,870
Ukraine — 193 — — 193
United Arab Emirates — 1,111 — — 1,111
United Kingdom — 39,32 6 — — 39,32 6
United States — 33 3 , 148 1,57 3 — 33 4 , 721
Venezuela, Bolivarian Republic of — 1,236 — — 1,236
Virgin Islands, British — 3,67 1 — — 3,67 1
Common Stocks
Canada — 2 49 — — 2 49
United States — — 4,92 3 — 4,92 3
Preferred Stocks — — 2,631 — 2,631
Warrants & Rights — — — — —
Short-Term Investments — 9,778 — 47,924 57,702
Total Investments — 603,290 9,127 47,924 660,341
Other Financial Instruments
Assets

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 139
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Futures Contracts 2,787 — — — 2,787
Foreign Currency Exchange Contracts 5 1,838 — — 1,843
Credit Default Swap Contracts — 3,044 — — 3,044
Liabilities
Futures Contracts (1,380) — — — (1,380)
Foreign Currency Exchange Contracts — (1,106) — — (1,106)
Credit Default Swap Contracts — (438) — — (438)
Total Other Financial Instruments
*
$ 1,41 2 $ 3,338 $ — $ — $ 4,750
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report.
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input/Range(s) Weighted Average Fair Value ($)
Long-Term Fixed Income
Investments
United States Other** $ 1,573
Common Stock
United States Discounted cash flow**** Discount rate*** 12.7% - 17.3% 15.9% 4,734
Market approach**** EBITDA multiple***** 5.5x - 7.75x 7.07x
United States Other** 189
Preferred Stock
United States Market approach EBITDA multiple***** 9.1x 2,631
Discount to guideline
comparables 8.30%
Total Investments $ 9,127
**     Level 3 investments with a listed Valuation Technique of "Other" for the period ended January 31, 2020 were less than 1% of net assets
***   The discount rates were determined by calculating the weighted average cost of capital for the companies.
****  A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
***** A relative value analysis of comparable publicly traded companies was used to derive the last twelve months EBIDTA multiple.
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended January 31, 2020 were as follows:

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
140 Opportunistic Credit Fund
Category and Subcategory
Beginning
Balance
11/1/2019
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain (Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance of
1/31/2020
Net Change
in Unrealized
Appreciation/
(Depreciation)
on Investments
held as of
1/31/2020
Long-Term Fixed Income
Investments
United States $ 1,590 $ — $ 34 $ — $ — $ 20 $ — $ (3) $ 1,573 $ —
Common Stock 5,014 — — — — — — (91) 4,923 —
Preferred Stock 2,554 — — — — — — 77 2,631 —
Warrants & Rights — — — — — — — — — —
Short-Term Investments 151 — 131 — — — 20 — — —
Total Investments
$ 9,309 $ — $ 165 $ — $ — $ 20 $ 20 $ (17) $ 9,127 $ —
Amounts in thousands
Sector Exposure
Fair Value
$
Asset-Backed Securities .........................................................
36,034
Corporate Bonds and Notes .....................................................
199,709
International Debt ...................................................................
179,916
Loan Agreements ....................................................................
5,513
Mortgage-Backed Securities ...................................................
86,932
Non-US Bonds ........................................................................
85,676
United States Government Treasuries .....................................
1,056
Common Stock ........................................................................
5,172
Preferred Stock .......................................................................
2,631
Warrants & Rights ..................................................................
—
Short-Term Investments ..........................................................
57,702
Total Investments .................................................................... 660,341

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 141
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 67.1%
Asset-Backed Securities - 0.2%
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC3 Class A2D
0.796% due 03/25/37 (Ê) 245
215
GSAA Home Equity Trust
Series 2005-15 Class 2A2
1.021% due 01/25/36 (Ê) 542
316
Legacy Mortgage Asset Trust
Series 2019-GS2 Class A2
4.250% due 01/25/59 (~)(Ê)(Þ) 190
190
Nationstar HECM Loan Trust
Series 2018-2A Class M5
6.000% due 07/25/28 (~)(Ê)(Þ) 320
318
1,039
Corporate Bonds and Notes - 9.7%
Air Lease Corp.
3.250% due 03/01/25 400
417
Aircastle , Ltd.
4.125% due 05/01/24 1,900
2,015
Ally Financial, Inc.
3.875% due 05/21/24 3,600
3,796
Antero Midstream Corp.
Series WI
5.375% due 09/15/24 250
221
Antero Resources Corp.
Series WI
5.625% due 06/01/23 400
288
Calpine Corp.
5.750% due 01/15/25 1,170
1,203
Celanese US Holdings LLC
3.500% due 05/08/24 200
209
CenturyLink, Inc.
0.000% due 03/15/27 (~)(Ê)(v) 750
749
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series USD
4.500% due 02/01/24 2,800
3,042
CIT Group, Inc.
4.750% due 02/16/24 2,900
3,089
Cleveland-Cliffs, Inc.
Series WI
5.750% due 03/01/25 210
204
Colfax Corp.
6.000% due 02/15/24 (Þ) 350
368
CSC Holdings LLC
5.250% due 06/01/24 1,650
1,782
DCP Midstream LLC
3.875% due 03/15/23 1,800
1,836
5.375% due 07/15/25 147
160
Domtar Corp.
4.400% due 04/01/22 263
273
EnLink Midstream Partners, LP
4.400% due 04/01/24 1,700
1,623
EQM Midstream Partners, LP
Series 5Y
4.750% due 07/15/23 1,521
1,496
EQT Corp.
6.125% due 02/01/25 300
273
Fresenius US Finance II, Inc.
4.500% due 01/15/23 (Þ) 1,800
1,906
General Motors Financial Co., Inc.
1.694% due 03/26/25 1,350
1,568
Hanesbrands, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.625% due 05/15/24 (Þ) 2,100
2,200
HCA, Inc.
5.375% due 02/01/25 3,700
4,134
Hess Corp.
3.500% due 07/15/24 2,400
2,503
Lennar Corp.
4.500% due 04/30/24 3,600
3,843
MGM Resorts International
5.750% due 06/15/25 2,811
3,137
MPLX LP
Series WI
4.875% due 12/01/24 900
991
Mylan, Inc.
3.125% due 01/15/23 (Þ) 1,400
1,435
Navient Corp.
5.875% due 10/25/24 550
580
Netflix, Inc.
5.875% due 02/15/25 400
449
NRG Energy, Inc.
3.750% due 06/15/24 (Þ) 400
418
Plains All American Pipeline, LP / PAA
Finance Corp.
3.600% due 11/01/24 2,700
2,818
Prime Security Services Borrower LLC /
Prime Finance, Inc.
5.250% due 04/15/24 (Þ) 250
261
Rackspace Hosting, Inc.
8.625% due 11/15/24 (Þ) 298
295
Range Resources Corp.
5.000% due 03/15/23 900
774
Sealed Air Corp.
5.125% due 12/01/24 (Þ) 1,600
1,728
SM Energy Co.
5.000% due 01/15/24 400
365
Springleaf Finance Corp.
6.875% due 03/15/25 413
466
Tenet Healthcare Corp.
4.625% due 07/15/24 2,300
2,358
T-Mobile USA, Inc.
6.000% due 04/15/24 2,000
2,059
Toll Brothers Finance Corp.
5.625% due 01/15/24 2,500
2,750
Western Midstream Operating, LP
3.100% due 02/01/25 588
591
WPX Energy, Inc.
5.250% due 09/15/24 2,000
2,095
62,768
International Debt - 10.0%
1011778 B.C. Unlimited Liability Co.
Term Loan B4
3.395% due 11/14/26 (Ê) 341
341
AerCap Ireland Capital, Ltd. / AerCap
Global Aviation Trust
3.500% due 01/15/25 2,000
2,099
AI Mistral (Luxembourg) Subco Sarl
Term Loan
4.645% due 03/09/24 (Ê) 1,102
963
AIMCO
Series 2018-AA Class ER
7.031% due 01/15/28 (Ê)(Þ) 500
500
Akbank TAS
5.000% due 10/24/22 250
258
Aker BP ASA
Series REGS
4.750% due 06/15/24 1,800
1,872
3.000% due 01/15/25 873
880

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
142 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Albea Beauty Holdings SA Term Loan
B2
4.907% due 04/12/24 (Ê) 353
350
4.945% due 04/22/24 (Ê) 1
1
Altice Financing SA 1st Lien Term Loan
4.408% due 01/05/26 (~)(Ê) 489
483
Arcelik AS
Series REGS
5.000% due 04/03/23 400
413
Arterra Wines Canada, Inc. 1st Lien
Term Loan B1
4.653% due 12/15/23 (Ê) 239
238
Auto Ahorro Automotriz SA de CV
3.325% due 03/24/25 2,952
3,634
Avolon Holdings Funding, Ltd.
5.250% due 05/15/24 (Þ) 2,200
2,421
Ball Corp.
0.875% due 03/15/24 2,400
2,662
Banco BTG Pactual SA
Series REGS
5.500% due 01/31/23 200
211
4.500% due 01/10/25 238
245
Barry Callebaut Services NV
Series REGS
5.500% due 06/15/23 1,400
1,535
Bellemeade Re, Ltd.
Series 2018-1A Class B1
6.341% due 04/25/28 (Ê)(Þ) 410
416
Berry Global, Inc.
Series REGS
1.000% due 01/15/25 1,200
1,318
Bharti Airtel International BV
Series REGS
5.350% due 05/20/24 1,200
1,294
Camelot Finance SA Term Loan B
4.895% due 10/31/26 (Ê) 815
818
Cemex SAB de CV
Series REGS
5.700% due 01/11/25 800
820
Country Garden Holdings Co., Ltd.
5.125% due 01/17/25 450
456
Credit Bank of Moscow
Series REGS
4.700% due 01/29/25 200
200
Delta 2 (LUX ) Sarl Term Loan B
4.145% due 02/01/24 (Ê) 2,234
2,230
Diamond (BC) BV 1st Lien Term Loan
4.777% due 09/06/24 (Ê) 697
676
4.645% due 09/06/24 (Ê) 2
2
First Quantum Minerals, Ltd.
7.250% due 04/01/23 (Þ) 400
396
Ford Motor Credit Co. LLC
4.535% due 03/06/25 1,450
2,054
Fortescue Metals Group, Ltd.
5.125% due 05/15/24 (Þ) 1,300
1,376
Froneri , Inc. Term Loan
0.000% due 01/29/27 (~)(Ê)(v) 350
351
Gateway Casinos & Entertainment, Ltd.
Term Loan B1
4.945% due 03/13/25 (Ê) 698
699
GFL Environmental, Inc. 1st Lien Term
Loan B
4.645% due 05/31/25 (Ê) 996
992
GTL Trade Finance, Inc.
Series REGS
5.893% due 04/29/24 400
445
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Guggenheim CLO LLC
Series 2018-1A Class DR
8.421% due 10/15/31 (Ê)(Þ) 757
746
Huntsman International LLC
Series WI
4.250% due 04/01/25 2,000
2,529
I-Logic Technologies Bidco , Ltd. 1st
Lien Term Loan
4.395% due 12/31/24 (Ê) 448
443
IMS Health Holdings, Inc. Term Loan B1
0.000% due 03/07/24 (~)(Ê)(v) 1,197
1,335
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 900
958
ION Trading Technologies Sarl 1st Lien
Term Loan B
6.064% due 11/21/24 (Ê) 1,481
1,434
LCM XVIII, LP
Series 2018-18A Class ER
7.769% due 04/20/31 (Ê)(Þ) 750
709
Magnetite XV CLO, Ltd.
Series 2018-15A Class ER
7.690% due 07/25/31 (Ê)(Þ) 275
264
Mallinckrodt International Finance SA
1st Lien Term Loan B
4.695% due 09/24/24 (Ê) 697
582
MARB BondCo PLC
Series REGS
6.875% due 01/19/25 200
210
Marble Point CLO XII, Ltd.
Series 2018-1A Class E
7.843% due 07/16/31 (Ê)(Þ) 700
616
MMC Norilsk Nickel OJSC Via MMC
Finance DAC
Series REGS
4.100% due 04/11/23 900
934
Neptune Energy Bondco PLC
Series REGS
6.625% due 05/15/25 350
345
Novolipetsk Steel Funding DAC
Series REGS
4.000% due 09/21/24 900
946
Numericable US LLC 1st Lien Term
Loan B11
4.395% due 06/22/25 (Ê) 247
244
NXP BV / NXP Funding LLC
4.875% due 03/01/24 (Þ) 2,900
3,191
Oaktown Re, Ltd.
Series 2017-1A Class M2
6.091% due 04/25/27 (Ê)(Þ) 73
74
Rosneft Oil Co. via Rosneft International
Finance, Ltd.
Series REGS
4.199% due 03/06/22 200
206
Sberbank of Russia Via SB Capital SA
Series REGS
5.125% due 10/29/22 200
212
Seagate Technology PLC
4.750% due 01/01/25 900
969
Serverstal PJSC
Series REGS
3.150% due 09/16/24 750
757
Solvay Acetow Gmbh Term Loan
7.421% due 05/31/23 (Ê) 244
219
Sophos Group PLC Term Loan
0.000% due 10/14/26 (~)(Ê)(v) 782
782
Sound Point CLO III-R, Ltd.

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 143
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-2RA Class E
8.436% due 04/15/29 (Ê)(Þ) 300
266
Sound Point CLO XIX, Ltd.
Series 2018-1A Class E
7.481% due 04/15/31 (Ê)(Þ) 1,400
1,217
Stars Group Holdings BV Term Loan B
5.445% due 07/10/25 (Ê) 645
649
Steele Creek CLO, Ltd.
Series 2017-1A Class E
7.834% due 01/15/30 (Ê)(Þ) 250
221
Series 2018-1A Class E
7.581% due 04/15/31 (Ê)(Þ) 1,125
950
Trader Corp. Term Loan B
4.660% due 09/28/23 (~)(Ê) 458
455
Travelport Finance Luxembourg Sarl
Term Loan
6.945% due 05/30/26 (Ê) 249
224
Trinitas CLO VIII, Ltd.
Series 2018-8A Class E
8.492% due 07/20/31 (Ê)(Þ) 2,000
1,822
Trinitas CLO X, Ltd.
Series 2019-10A Class E
8.731% due 04/15/32 (Ê)(Þ) 700
689
Turk Telekomunikasyon AS
Series REGS
4.875% due 06/19/24 800
819
Turkiye Garanti Bankasi AS
Series REGS
5.875% due 03/16/23 250
263
Turkiye Vakiflar Bankasi TAO
5.250% due 02/02/25 286
284
UniCredit SpA
7.830% due 12/04/23 (Þ) 1,100
1,297
Veon Holdings BV
Series REGS
4.000% due 04/09/25 1,000
1,040
VTR Finance BV
Series REGS
6.875% due 01/15/24 1,000
1,023
ZAIS CLO 11, Ltd.
Series 2018-11A Class E
8.579% due 01/20/32 (Ê)(Þ) 250
210
Ziggo Secured Finance BV Term Loan I
0.000% due 04/15/28 (~)(Ê)(v) 730
729
64,512
Loan Agreements - 18.6%
ABG Intermediate Holdings 2 LLC 1st
Lien Term Loan B
5.277% due 09/29/24 (Ê) 1,468
1,470
Advanced Integration Technology, LP 1st
Lien Term Loan B1
6.395% due 04/03/23 (Ê) 999
989
AgroFresh , Inc. Term Loan B
6.395% due 07/31/21 (Ê) 735
682
AGS LLC 1st Lien Term Loan B
5.145% due 02/15/24 (Ê) 1,003
1,004
Air Medical Group Holdings, Inc. 1st
Lien Term Loan B
4.910% due 04/28/22 (Ê) 997
973
Air Methods Corp. Term Loan B
5.445% due 04/13/24 (Ê) 997
855
Almonde , Inc. 1st Lien Term Loan B
5.277% due 06/16/24 (Ê) 705
697
Alphabet Holding Co., Inc. 1st Lien
Term Loan
5.145% due 08/15/24 (Ê) 1,001
953
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Alvogen Group, Inc. 1st Lien Term
Loan B
6.400% due 04/02/22 (Ê) 790
694
American Airlines, Inc. 2017
Replacement Term Loan
0.000% due 10/10/21 (~)(Ê)(v) 700
690
Amneal Pharmaceuticals LLC 1st Lien
Term Loan B
5.188% due 05/04/25 (Ê) 370
337
Anastasia Parent LLC 1st Lien Term
Loan B
5.395% due 08/10/25 (Ê) 395
317
AP Exhaust Acquisition LLC 2019 Term
Loan A1
6.901% due 05/10/25 (Ê) 277
249
AP Exhaust Acquisition LLC 2019 Term
Loan B
6.901% due 05/10/24 (Ê) 494
214
AppLovin Corp. 1st Lien Term Loan B
5.145% due 08/15/25 (Ê) 966
968
Apro LLC Delayed Draw Term Loan
2.000% due 11/14/26 (Ê) 250
251
Apro LLC Term Loan B
5.677% due 10/28/26 (Ê) 875
880
Aramark Services, Inc. 1st Lien Term
Loan B3
3.395% due 03/11/25 (Ê) 701
703
Aretec Group, Inc. 1st Lien Term Loan
5.895% due 10/01/25 (Ê) 697
691
Ascena Retail Group, Inc. Term Loan B
6.188% due 08/21/22 (Ê) 218
146
Ascend Learning LLC Term Loan B
4.645% due 07/12/24 (Ê) 741
744
ASGN, Inc. Term Loan B3
3.395% due 04/02/25 (Ê) 448
450
AssuredPartners , Inc. 1st Lien Term
Loan B
5.145% due 10/22/24 (Ê) 964
964
Berry Global, Inc. 2019 Term Loan Y
3.781% due 07/01/26 (Ê) 1,990
1,997
Berry Global, Inc. Term Loan W
3.677% due 10/01/22 (Ê) 336
337
Blount International, Inc. 1st Lien Term
Loan B
5.395% due 04/12/23 (Ê) 368
371
Boxer Parent Co., Inc. 1st Lien Term
Loan B
5.895% due 10/02/25 (Ê) 1,000
984
BroadStreet Partners, Inc.
0.000% due 01/27/25 (~)(Ê)(v) 365
366
Brookfield WEC Holdings, Inc. Term
Loan
4.645% due 08/01/25 (Ê) 993
994
Caesars Entertainment Operating Co.
LLC 1st Lien Term Loan B
3.645% due 10/06/24 (Ê) 1,420
1,421
Caesars Resort Collection LLC 1st Lien
Term Loan B
4.395% due 12/22/24 (Ê) 1,739
1,737
Cambium Learning Group, Inc.
6.145% due 12/18/25 (~)(Ê) 700
693
Carestream Health, Inc. Term Loan
7.645% due 02/28/21 (Ê) 1,404
1,378
Castle US Holding Corp.
0.000% due 01/29/27 (~)(Ê)(v) 1,400
1,388
CenturyLink, Inc. Term Loan B
0.000% due 01/31/25 (~)(Ê)(v) 1,571
1,568

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
144 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Change Healthcare Holdings LLC 1st
Lien Term Loan B
4.145% due 03/01/24 (Ê) 960
960
Charter Communications Operating LLC
Term Loan B2
3.400% due 02/01/27 (Ê) 247
248
CHG PPC Parent LLC Term Loan B
4.395% due 03/30/25 (Ê) 369
371
CityCenter Holdings LLC Term Loan B
3.895% due 04/18/24 (Ê) 124
124
Clear Channel Outdoor Holdings, Inc.
Term Loan B
5.145% due 08/21/26 (Ê) 998
1,000
Cogeco Communications (USA) II, LP
1st Lien Term Loan B
3.895% due 08/11/24 (Ê) 739
739
Constellis Holdings LLC 1st Lien Term
Loan
6.777% due 04/18/24 (Ê) 488
105
8.750% due 04/18/24 (Ê) 1
—
Constellis Holdings LLC 2nd Lien Term
Loan
10.777% due 04/21/25 (Ê) 254
7
Cortes NP Acquisition Corp Term Loan B
5.645% due 11/30/23 (Ê) 723
722
CT Technologies Intermediate Holdings,
Inc. 1st Lien Term Loan B
5.895% due 12/01/21 (Ê) 253
245
DiversiTech Holdings, Inc. 1st Lien
Term Loan B
4.945% due 06/01/24 (Ê) 123
122
EagleView Technology Corp. 1st Lien
Term Loan B1
5.409% due 07/31/25 (Ê) 743
717
ECI Macola /Max Holding LLC 1st Lien
Term Loan B
6.195% due 09/29/24 (Ê) 367
366
ECI Macola /Max Holding LLC 2nd Lien
Term Loan
9.945% due 09/29/25 (Ê) 250
246
Ellie Mae, Inc. Term Loan
5.695% due 04/16/26 (Ê) 421
422
EnergySolutions LLC 1st Lien Term
Loan B
5.695% due 05/11/25 (Ê) 1,009
963
Ensemble RCM LLC Term Loan
5.659% due 08/01/26 (Ê) 748
750
Envision Healthcare Corp. 1st Lien Term
Loan B
5.395% due 10/11/25 (Ê) 695
583
Everi Payments, Inc. 1st Lien Term Loan
Series 91D
4.395% due 05/09/24 (Ê) 456
458
EVO Payments International LLC 1st
Lien Term Loan B
4.900% due 12/22/23 (Ê) 197
197
EW Scripps Co. Term Loan B2
4.145% due 05/01/26 (Ê) 312
313
Fort Dearborn Co. 1st Lien Term Loan
5.763% due 10/19/23 (Ê) 17
16
5.908% due 10/19/23 (Ê) 688
674
Gates Global LLC Term Loan
4.395% due 03/31/24 (Ê) 1,747
1,743
Genesee & Wyoming, Inc. New Term
Loan
3.906% due 11/06/26 (Ê) 1,375
1,381
Getty Images, Inc. 1st Lien Term Loan
6.188% due 02/19/26 (Ê) 985
976
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
GoodRx , Inc. Term Loan
4.395% due 10/12/25 (Ê) 499
501
Goodyear Tire & Rubber Co. (The) 2nd
Lien Term Loan
0.000% due 03/07/25 (~)(Ê)(v) 2,000
1,994
Grifols Worldwide Operations USA, Inc.
1st Lien Term Loan B
3.561% due 11/15/27 (Ê) 315
316
Gruden Holdings, Inc. 1st Lien Term
Loan
7.445% due 08/18/22 (Ê) 1,180
1,186
GTT Communications, Inc. 1st Lien
Term Loan B
4.400% due 05/31/25 (Ê) 1,444
1,213
Guidehouse LLP First Lien Loan
6.145% due 05/01/25 (Ê) 712
710
HCP Acquisition LLC Term Loan
Series NCD
4.645% due 03/24/24 (Ê) 496
497
Helios Software Holdings, Inc. Term
Loan
0.000% due 10/24/25 (~)(Ê)(v) 473
473
HGIM Corp. 1st Lien Term Loan
8.034% due 07/02/23 (Ê) 711
537
HUB International, Ltd. 1st Lien Term
Loan
4.520% due 04/25/25 (Ê) 5
5
4.551% due 04/25/25 (Ê) 1,990
1,984
Hyland Software, Inc. 1st Lien Term
Loan
5.145% due 07/01/24 (Ê) 751
753
INEOS US Finance LLC 1st Lien Term
Loan B
3.645% due 03/31/24 (Ê) 735
734
Information Resources, Inc. 1st Lien
Term Loan
6.146% due 12/03/25 (Ê) 371
361
Inovalon Holdings, Inc. Term Loan B
5.158% due 04/02/25 (Ê) 1,401
1,405
Intrawest Resorts Holdings, Inc. 1st Lien
Term Loan B1
4.395% due 07/31/24 (Ê) 1,485
1,490
Jason, Inc. 1st Lien Term Loan
6.445% due 06/30/21 (Ê) 364
290
Kestra Advisory Services LLC Term
Loan
6.200% due 06/04/26 (Ê) 374
373
Level 3 Financing, Inc. Term Loan B
3.395% due 03/01/27 (Ê) 1,018
1,016
LifeScan Global Corp. 1st Lien Term
Loan
8.056% due 10/02/24 (Ê) 465
443
Limetree Bay Terminals LLC Term Loan
B
5.645% due 02/15/24 (Ê) 348
314
Lions Gate Capital Holdings LLC 1st
Lien Term Loan B
3.895% due 03/24/25 (Ê) 598
594
Lower Cadence Holdings LLC Term
Loan B
5.645% due 05/10/26 (Ê) 663
646
MCC Iowa LLC 1st Lien Term Loan M
3.570% due 01/15/25 (Ê) 363
365
Medallion Midland Acquisition LLC 1st
Lien Term Loan
4.895% due 10/30/24 (Ê) 248
244
Messer Industries USA, Inc. 1st Lien
Term Loan B

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 145
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.445% due 10/02/25 (Ê) 994
994
Metro-Goldwyn-Mayer, Inc. 1st Lien
Term Loan B
4.150% due 07/03/25 (Ê) 370
370
MGM Growth Properties LLC 1st Lien
Term Loan B
3.566% due 04/25/23 (Ê) 326
326
MH Sub I LLC 1st Lien Term Loan
5.395% due 09/15/24 (Ê) 733
732
Midas Intermediate Holdco II LLC Term
Loan B
4.697% due 08/18/21 (Ê) 994
977
Midwest Physician Administrative
Services LLC 1st Lien Term Loan
4.395% due 08/15/24 (Ê) 997
992
Midwest Physician Administrative
Services LLC 2nd Lien Term Loan
8.645% due 08/11/25 (Ê) 367
356
Mitchell International, Inc. 1st Lien
Term Loan B
4.895% due 12/01/24 (Ê) 1,384
1,368
Navistar, Inc. 1st Lien Term Loan B
5.170% due 11/06/24 (Ê) 737
737
Nexstar Broadcasting, Inc. Term Loan B4
4.531% due 06/20/26 (Ê) 673
676
NN, Inc. 1st Lien Term Loan B
6.895% due 10/19/22 (Ê) 369
364
NN, Inc. Term Loan
6.895% due 10/19/22 (Ê) 701
690
NPC International, Inc. 1st Lien Term
Loan
5.277% due 04/20/24 (Ê) 975
425
NPC International, Inc. Priority Term
Loan
0.000% due 04/17/20 (~)(Ê)(v) 74
72
Panther BF Aggregator, LP Term Loan B
5.160% due 04/30/26 (Ê) 680
684
Penn National Gaming, Inc. 1st Lien
Term Loan B1
3.895% due 10/15/25 (Ê) 371
372
Perforce Software, Inc. Term Loan B
5.895% due 07/08/26 (Ê) 274
274
Polar US Borrower LLC 1st Lien Term
Loan
6.624% due 10/16/25 (Ê) 327
325
6.695% due 10/16/25 (Ê) 7
7
Pre-Paid Legal Services, Inc. 1st Lien
Term Loan
4.895% due 05/01/25 (Ê) 334
335
Prime Security Services Borrower LLC /
Prime Finance, Inc. Term Loan B1
5.013% due 09/23/26 (Ê) 1,945
1,945
Project Alpha Intermediate Holding, Inc.
1st Lien Term Loan B
5.380% due 04/26/24 (Ê) 370
370
Quest Software US Holdings, Inc. 1st
Lien Term Loan
6.027% due 05/18/25 (Ê) 1,990
1,985
Quikrete Holdings, Inc. Term Loan B
0.000% due 01/29/27 (~)(Ê)(v) 750
750
Rackspace Hosting, Inc. 1st Lien Term
Loan
4.902% due 11/03/23 (Ê) 2,922
2,806
Radiate Holdco LLC 1st Lien Term
Loan B
4.645% due 02/01/24 (Ê) 1,470
1,470
Radio One, Inc. 1st Lien Term Loan B
5.650% due 04/05/23 (Ê) 688
664
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Red Ventures LLC 1st Lien Term Loan B
4.161% due 11/08/24 (~)(Ê) 1,201
1,200
Research Now Group, Inc. 1st Lien Term
Loan
7.409% due 12/20/24 (Ê) 689
685
Reynolds American, Inc. Term Loan
4.395% due 01/30/27 (~)(Ê) 350
351
Reynolds Group Holdings, Inc. 1st Lien
Term Loan B
0.000% due 02/05/23 (Ê)(v) 2,494
2,495
Rocket Software, Inc. Term Loan
5.895% due 11/28/25 (Ê) 1,172
1,143
RPI Finance Trust Term Loan B
3.645% due 03/27/23 (Ê) 120
120
S2P Acquisition Borrower, Inc. Term
Loan
5.645% due 08/14/26 (Ê) 648
649
Scientific Games International, Inc. 1st
Lien Term Loan B5
4.395% due 08/14/24 (Ê) 1,032
1,029
Seadrill Operating, LP Term Loan
7.945% due 02/21/21 (Ê) 809
381
Sedgwick Claims Management Services,
Inc. 1st Lien Term Loan B
4.895% due 12/31/25 (Ê) 996
995
Serta Simmons Bedding LLC 1st Lien
Term Loan
5.170% due 11/08/23 (Ê) 575
373
5.160% due 11/08/23 (Ê) 164
107
Sinclair Television Group, Inc. Term
Loan B2B
4.180% due 09/30/26 (Ê) 1,140
1,144
SonicWALL US Holdings, Inc. 1st Lien
Term Loan
5.399% due 05/16/25 (Ê) 858
842
Southcross Energy Partners, LP 1st Lien
Term Loan B
10.000% due 08/04/21 (Ê) 119
1
Southwire Co. LLC 1st Lien Term Loan B
3.395% due 05/15/25 (Ê) 419
418
Sprint Corp. Term Loan B
4.688% due 02/03/24 (Ê) 1,375
1,355
Starfruit Finco BV 1st Lien Term Loan B
4.699% due 10/01/25 (Ê) 1,022
1,021
Station Casinos LLC 1st Lien Term
Loan B
4.150% due 06/08/23 (Ê) 490
490
Stats Intermediate Holding LLC Term
Loan
7.300% due 07/12/26 (Ê) 706
687
Steak n Shake Operations, Inc. Term
Loan
5.400% due 03/19/21 (Ê) 446
312
SuperMoose Borrower LLC 1st Lien
Term Loan
5.395% due 08/15/25 (Ê) 330
318
Tempo Acquisition LLC Term Loan B
4.395% due 05/01/24 (Ê) 244
244
Terrier Media Buyer, Inc. Term Loan B
6.148% due 12/17/26 (Ê) 2,594
2,613
TKC Holdings, Inc. 1st Lien Term Loan
5.400% due 02/01/23 (Ê) 481
436
TransDigm Group, Inc. Term Loan
4.145% due 06/09/23 (Ê) 970
969
TruGreen Limited Partnership Term
Loan B
5.395% due 03/15/26 (Ê) 248
249

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
146 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Twin River Management Group, Inc.
Term Loan
4.395% due 05/10/26 (Ê) 995
997
Uber Technologies, Inc. 1st Lien Term
Loan
5.658% due 03/22/25 (Ê) 1,012
1,011
United Airlines, Inc. Term Loan B
3.395% due 04/01/24 (Ê) 973
973
United Natural Foods, Inc. Term Loan
5.895% due 10/22/25 (Ê) 992
886
Univar USA, Inc Term Loan B3
3.895% due 07/01/24 (Ê) 271
272
Upstream Newco, Inc. Term Loan
0.000% due 10/24/26 (~)(Ê)(v) 350
351
US Anesthesia Partners, Inc. Term Loan
4.645% due 06/23/24 (Ê) 2,095
2,082
USI, Inc. Term Loan B
4.945% due 05/16/24 (Ê) 702
699
VeriFone Systems, Inc. 1st Lien Term
Loan
5.899% due 08/20/25 (Ê) 316
312
Vero Parent, Inc. Term Loan B
0.000% due 08/16/24 (~)(Ê)(v) 350
337
Vertafore , Inc. 1st Lien Term Loan B
4.895% due 07/02/25 (Ê) 1,542
1,524
Virgin Media Secured Finance PLC Term
Loan
4.176% due 01/04/28 (Ê) 1,125
1,125
Western Digital Corp. 1st Lien Term
Loan B4
0.000% due 04/29/23 (~)(Ê)(v) 781
781
William Morris Endeavor Entertainment
LLC 1st Lien Term Loan B
4.400% due 08/22/24 (Ê) 4,558
4,535
WP CityMD Bidco LLC Term Loan B
6.445% due 08/07/26 (Ê) 750
752
Yak Access LLC 1st Lien Term Loan B
6.645% due 07/11/25 (Ê) 346
330
120,707
Mortgage-Backed Securities - 21.2%
Alternative Loan Trust
Series 2005-27 Class 1A1
1.424% due 08/25/35 (~)(Ê) 304
264
Series 2005-59 Class 1A1
1.109% due 11/20/35 (Ê) 236
228
Series 2006-OA10 Class 3A1
1.428% due 08/25/46 (Ê) 408
369
American Home Mortgage Investment
Trust
Series 2007-1 Class GA1C
0.360% due 05/25/47 (Ê) 1,395
886
Banc of America Commercial Mortgage
Trust
Series 2008-1 Class AJ
6.283% due 02/10/51 (~)(Ê) 11
11
Bear Stearns ALT-A Trust
Series 2005-8 Class 21A1
4.467% due 10/25/35 (~)(Ê) 209
201
Series 2006-6 Class 1A1
0.541% due 11/25/36 (Ê) 497
534
Bear Stearns Commercial Mortgage
Securities Trust
Series 2007-T26 Class AJ
5.566% due 01/12/45 (~)(Ê) 178
154
Series 2007-T28 Class D
6.090% due 09/11/42 (~)(Ê)(Þ) 135
76
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chevy Chase Funding LLC Mortgage-
Backed Certificates
Series 2006-4A Class A2
2.657% due 11/25/47 (Ê)(Þ) 349
302
Commercial Mortgage Trust
Series 2012-CR3 Class E
4.770% due 10/15/45 (~)(Æ)(Ê)(Þ) 202
159
Series 2012-LC4 Class E
4.250% due 12/10/44 (Þ) 454
377
Series 2014-CR17 Class E
4.979% due 05/10/47 (~)(Ê)(Þ) 645
631
Series 2014-CR19 Class D
4.718% due 08/10/47 (~)(Ê)(Þ) 300
309
Countrywide Alternative Loan Trust
Series 2006-45T1 Class 2A7
1.578% due 02/25/37 (Ê) 3
2
Series 2006-OA10 Class 2A1
1.424% due 08/25/46 (Ê) 141
115
Series 2006-OA10 Class 4A1
0.411% due 08/25/46 (Ê) 595
539
Credit Suisse Commercial Mortgage
Trust
Series 2007-C4 Class C
6.275% due 09/15/39 (~)(Ê)(Þ) 9
9
Fannie Mae
4.500% due 2049 52
56
5.000% due 2049 97
106
30 Year TBA(Ï)
2.500% 3,000
3,024
3.000% 3,000
3,066
3.500% 11,000
11,355
4.000% 29 ,000
30,621
Fannie Mae Connecticut Avenue
Securities
Series 2015-C04 Class 1M2
6.136% due 04/25/28 (Ê) 209
233
Series 2016-C01 Class 1B
12.274% due 08/25/28 (Ê) 290
405
Series 2016-C02 Class 1B
12.688% due 09/25/28 (Ê) 607
868
Series 2016-C02 Class 1M2
6.438% due 09/25/28 (Ê) 248
273
Series 2016-C05 Class 2B
11.244% due 01/25/29 (Ê) 40
52
Series 2016-C05 Class 2M2
6.854% due 01/25/29 (Ê) 57
61
Series 2016-C06 Class 1B
11.073% due 04/25/29 (Ê) 150
194
Series 2016-C07 Class 2M2
5.587% due 05/25/29 (Ê) 638
676
Series 2017-C01 Class 1B1
6.516% due 07/25/29 (Ê) 567
681
Series 2017-C02 Class 2B1
6.477% due 09/25/29 (Ê) 440
523
Series 2017-C02 Class 2M2
6.080% due 09/25/29 (Ê) 472
499
Series 2017-C03 Class 1B1
5.842% due 10/25/29 (Ê) 100
115
Series 2017-C05 Class 1B1
4.824% due 01/25/30 (Ê) 1,010
1,083
Series 2017-C06 Class 2B1
5.687% due 02/25/30 (Ê) 70
78
Series 2017-C07 Class 2B1
6.716% due 05/25/30 (Ê) 357
399
Series 2018-C01 Class 1B1
5.124% due 07/25/30 (Ê) 1,016
1,092

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 147
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-C03 Class 1B1
5.746% due 10/25/30 (Ê) 750
811
Series 2018-C03 Class 1M2
4.554% due 10/25/30 (Ê) 187
190
Series 2018-C04 Class 2B1
6.602% due 12/25/30 (Ê) 321
364
Series 2018-C04 Class 2M2
4.652% due 12/25/30 (Ê) 459
470
Series 2018-C05 Class 1B1
6.332% due 01/25/31 (Ê) 140
157
Series 2018-C06 Class 2B1
5.761% due 03/25/31 (Ê) 163
180
Series 2019-R02 Class 1B1
6.640% due 09/25/31 (Ê)(Þ) 306
334
Series 2019-R03 Class 1B1
6.586% due 09/25/31 (Ê)(Þ) 147
157
Series 2019-R05 Class 1B1
5.892% due 07/25/39 (Ê)(Þ) 281
299
Series 2019-R06 Class 2B1
5.768% due 09/25/39 (Ê)(Þ) 170
178
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIP
5.418% due 04/25/40 (Ê) 485
95
Series 2010-140 Class GS
Interest Only STRIP
5.229% due 07/25/39 (Ê) 417
22
Series 2011-59 Class BI
Interest Only STRIP
6.000% due 08/25/40 245
8
Series 2011-98 Class AI
Interest Only STRIP
3.500% due 11/25/37 494
5
Series 2011-101 Class SA
Interest Only STRIP
5.129% due 10/25/41 (Ê) 562
91
Series 2012-36 Class SN
Interest Only STRIP
5.672% due 04/25/42 (Ê) 329
51
Series 2012-49 Class QI
Interest Only STRIP
4.500% due 12/25/40 904
66
Series 2012-103 Class SD
Interest Only STRIP
4.813% due 09/25/42 (Ê) 308
63
Series 2012-116 Class SA
Interest Only STRIP
5.329% due 10/25/42 (Ê) 1,204
254
Series 2013-9 Class SA
Interest Only STRIP
4.327% due 03/25/42 (Ê) 2,455
384
Series 2013-27 Class PI
Interest Only STRIP
3.000% due 12/25/41 4,444
199
Series 2013-35 Class IP
Interest Only STRIP
3.000% due 06/25/42 644
31
Series 2013-41 Class SP
Interest Only STRIP
5.422% due 06/25/40 (Ê) 695
35
Series 2013-54 Class LI
Interest Only STRIP
7.000% due 11/25/34 981
226
Series 2013-67 Class IL
Interest Only STRIP
6.500% due 07/25/43 814
155
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-66 Class AS
Interest Only STRIP
4.379% due 09/25/45 (Ê) 1,811
310
Series 2016-24 Class CI
Interest Only STRIP
4.000% due 02/25/46 391
42
Series 2016-61 Class BS
Interest Only STRIP
5.613% due 09/25/46 (Ê) 1,967
335
Series 2016-62 Class GS
Interest Only STRIP
3.785% due 09/25/46 (Ê) 2,008
346
Series 2016-65 Class CS
Interest Only STRIP
4.035% due 09/25/46 (Ê) 1,451
239
Series 2016-70 Class QI
Interest Only STRIP
3.500% due 10/25/46 2,084
279
Series 2016-88 Class BS
Interest Only STRIP
3.594% due 12/25/46 (Ê) 1,903
344
Series 2016-97 Class KI
Interest Only STRIP
3.000% due 06/25/40 1,194
66
Series 2016-102 Class JI
Interest Only STRIP
3.500% due 02/25/46 1,367
147
Series 2017-2 Class KI
Interest Only STRIP
4.000% due 02/25/47 1,775
203
Series 2017-7 Class JI
Interest Only STRIP
4.000% due 02/25/47 708
80
Series 2017-8 Class SB
Interest Only STRIP
4.203% due 02/25/47 (Ê) 3,577
684
Series 2017-15 Class LI
Interest Only STRIP
4.000% due 06/25/46 566
36
Series 2017-48 Class LI
Interest Only STRIP
4.000% due 05/25/47 1,396
139
Series 2017-72 Class GI
Interest Only STRIP
4.000% due 08/25/47 2,224
207
Series 2017-78 Class KI
Interest Only STRIP
3.500% due 10/25/47 617
68
Series 2017-82 Class NI
Interest Only STRIP
4.000% due 10/25/47 916
124
Series 2017-112 Class SG
Interest Only STRIP
4.349% due 01/25/48 (Ê) 1,954
351
Series 2017-113 Class IO
Interest Only STRIP
5.000% due 01/25/38 1,095
144
Series 2018-1 Class AI
Interest Only STRIP
5.000% due 02/25/48 1,086
194
Series 2018-1 Class JI
Interest Only STRIP
5.000% due 02/25/48 889
184
Series 2018-3 Class AI
Interest Only STRIP
4.500% due 12/25/47 1,771
262

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
148 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-86 Class DS
Interest Only STRIP
3.790% due 12/25/48 (Ê) 3,730
513
Series 2018-94 Class KI
Interest Only STRIP
4.500% due 12/25/48 1,961
157
Series 2018-95 Class SA
Interest Only STRIP
3.710% due 01/25/49 (Ê) 1,741
320
Series 2018-95 Class SL
Interest Only STRIP
3.710% due 01/25/49 (Ê) 1,503
266
Series 2019-21 Class SB
Interest Only STRIP
3.620% due 05/25/49 (Ê) 2,483
411
Series 2019-32 Class SD
Interest Only STRIP
3.608% due 06/25/49 (Ê) 3,758
698
Series 2019-41 Class SB
Interest Only STRIP
3.648% due 08/25/49 (Ê) 1,784
342
Freddie Mac REMICS
Series 2011-3904 Class NI
Interest Only STRIP
3.500% due 08/15/26 508
37
Series 2012-3981 Class WS
Interest Only STRIP
5.323% due 05/15/41 (Ê) 665
74
Series 2012-3984 Class DS
Interest Only STRIP
4.961% due 01/15/42 (Ê) 732
119
Series 2012-3988 Class NS
Interest Only STRIP
4.554% due 01/15/42 (Ê) 1,673
321
Series 2012-4073 Class AS
Interest Only STRIP
5.512% due 08/15/38 (Ê) 327
15
Series 2012-4074 Class KS
Interest Only STRIP
5.788% due 02/15/41 (Ê) 817
109
Series 2012-4099 Class BI
Interest Only STRIP
3.500% due 06/15/39 536
26
Series 2012-4127 Class PI
Interest Only STRIP
4.500% due 07/15/42 1,038
139
Series 2013-4182 Class PI
Interest Only STRIP
3.000% due 12/15/41 4,295
185
Series 2013-4265 Class SD
Interest Only STRIP
4.513% due 01/15/35 (Ê) 825
139
Series 2014-4299 Class JI
Interest Only STRIP
4.000% due 07/15/43 820
75
Series 2014-4386 Class IL
Interest Only STRIP
4.000% due 12/15/43 667
95
Series 2014-4389 Class IA
Interest Only STRIP
4.000% due 09/15/44 329
45
Series 2014-4413 Class HI
Interest Only STRIP
3.500% due 03/15/40 798
41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-4425 Class IO
Interest Only STRIP
4.000% due 01/15/45 573
75
Series 2015-4475 Class CI
Interest Only STRIP
3.500% due 01/15/44 926
75
Series 2015-4510 Class HI
Interest Only STRIP
3.000% due 03/15/40 1,820
73
Series 2015-4530 Class HI
Interest Only STRIP
4.000% due 11/15/45 282
42
Series 2016-4550 Class AI
Interest Only STRIP
3.000% due 10/15/40 1,203
84
Series 2016-4560 Class PI
Interest Only STRIP
3.500% due 05/15/45 462
45
Series 2016-4601 Class IC
Interest Only STRIP
4.000% due 12/15/45 447
46
Series 2016-4621 Class QI
Interest Only STRIP
3.500% due 10/15/46 1,054
109
Series 2016-4629 Class GI
Interest Only STRIP
3.500% due 11/15/45 1,107
89
Series 2016-4635 Class PI
Interest Only STRIP
4.000% due 12/15/46 507
56
Series 2016-4641 Class IO
Interest Only
4.000% due 02/15/44 3,292
281
Series 2017-4658 Class CI
Interest Only STRIP
3.500% due 07/15/40 1,146
53
Series 2017-4663 Class KI
Interest Only STRIP
3.500% due 11/15/42 1,302
59
Series 2017-4663 Class PI
Interest Only STRIP
4.000% due 03/15/47 1,094
120
Series 2017-4663 Class TI
Interest Only STRIP
3.500% due 10/15/42 764
27
Series 2017-4666 Class AI
Interest Only STRIP
3.000% due 09/15/35 3,349
95
Series 2017-4707 Class AI
Interest Only STRIP
4.000% due 07/15/47 674
72
Series 2017-4731 Class QS
Interest Only STRIP
4.613% due 11/15/47 (Ê) 766
119
Series 2018-4760 Class IG
Interest Only STRIP
5.000% due 02/15/48 993
207
Series 2019-4878 Class SA
Interest Only STRIP
3.620% due 05/15/49 (Ê) 2,816
515
Freddie Mac Seasoned Credit Risk
Transfer Trust
Series 2019-2 Class M
4.750% due 08/25/58 (~)(Ê)(Þ) 183
195
Series 2019-3 Class M
4.750% due 10/25/58 (~)(Ê) 60
63

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 149
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Freddie Mac Strips
Series 2014-324 Class C21
Interest Only STRIP
6.000% due 06/15/39 1,434
341
Freddie Mac Structured Agency Credit
Risk Debt Notes
12.161% due 04/25/49 (Þ) 100
131
Series 2015-DNA1 Class B
11.515% due 10/25/27 (Ê) 248
320
Series 2015-DNA2 Class B
8.541% due 12/25/27 (Ê) 517
619
Series 2015-DNA3 Class B
9.875% due 04/25/28 (Ê) 669
862
Series 2016-DNA1 Class M3
5.986% due 07/25/28 (Ê) 539
598
Series 2016-DNA3 Class M3
5.756% due 12/25/28 (Ê) 746
817
Series 2016-HQA1 Class M3
6.792% due 09/25/28 (Ê) 500
562
Series 2016-HQA2 Class M3
5.674% due 11/25/28 (Ê) 253
279
Series 2016-HQA3 Class M3
4.374% due 03/25/29 (Ê) 899
962
Series 2016-HQA4 Class M3
4.427% due 04/25/29 (Ê) 797
857
Series 2017-DNA1 Class B1
5.729% due 07/25/29 (Ê) 496
575
Series 2017-HQA1 Class B1
6.216% due 08/25/29 (Ê) 525
608
Series 2018-DNA2 Class B1
5.764% due 12/25/30 (Ê)(Þ) 260
279
Series 2018-DNA3 Class B2
9.768% due 09/25/48 (Ê)(Þ) 94
113
Series 2018-HQA2 Class B1
6.268% due 10/25/48 (Ê)(Þ) 404
450
Series 2018-HQA2 Class B2
13.018% due 10/25/48 (Ê)(Þ) 239
335
Series 2019-DNA1 Class B2
12.768% due 01/25/49 (Ê)(Þ) 76
104
Series 2019-DNA2 Class B2
12.518% due 03/25/49 (Ê)(Þ) 243
332
Series 2019-DNA2 Class M2
4.937% due 03/25/49 (Ê)(Þ) 155
157
Series 2019-HQA1 Class M2
4.368% due 02/25/49 (Ê)(Þ) 548
555
Ginnie Mae II
3.500% due 2049 274
283
5.000% due 2049 1,354
1,481
5.500% due 2049 36
38
30 Year TBA(Ï)
4.000% 2,000
2,073
4.500% 2,000
2,103
Ginnie Mae II Pool
3.500% due 2049 103
107
Ginnie Mae REMICS
Series 2009-121 Class DI
Interest Only STRIP
4.500% due 12/16/39 1,130
197
Series 2009-121 Class UI
Interest Only STRIP
5.000% due 12/20/39 97
21
Series 2010-9 Class UI
Interest Only STRIP
5.000% due 01/20/40 5,764
1,199
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2010-35 Class DI
Interest Only STRIP
4.500% due 03/20/40 1,120
207
Series 2010-35 Class QI
Interest Only STRIP
4.500% due 03/20/40 440
80
Series 2010-50 Class QS
Interest Only STRIP
6.018% due 12/20/38 (Ê) 748
15
Series 2010-134 Class ES
Interest Only STRIP
5.022% due 11/20/39 (Ê) 1,308
90
Series 2010-167 Class SG
Interest Only STRIP
5.237% due 08/16/38 (Ê) 810
23
Series 2010-H20 Class IF
Interest Only STRIP
1.401% due 10/20/60 (~)(Ê) 1,609
77
Series 2011-17 Class S
Interest Only STRIP
5.072% due 02/20/41 (Ê) 1,063
193
Series 2011-22 Class PS
Interest Only STRIP
5.022% due 07/20/40 (Ê) 1,138
91
Series 2011-135 Class DI
Interest Only STRIP
5.000% due 04/16/40 857
187
Series 2011-148 Class SN
Interest Only STRIP
5.462% due 11/16/41 (Ê) 745
175
Series 2011-151 Class SC
Interest Only STRIP
5.983% due 07/16/40 (Ê) 357
26
Series 2011-168 Class IO
Interest Only STRIP
5.500% due 10/16/37 119
3
Series 2011-H16 Class FI
Interest Only STRIP
1.040% due 07/20/61 (~)(Ê) 1,383
47
Series 2012-103 Class CI
Interest Only STRIP
3.500% due 08/16/42 1,327
237
Series 2012-129 Class IO
Interest Only STRIP
4.500% due 11/16/42 393
70
Series 2012-H10 Class AI
Interest Only STRIP
1.219% due 12/20/61 (~)(Ê) 5,055
166
Series 2012-H11 Class FI
Interest Only STRIP
1.226% due 02/20/62 (~)(Ê) 6,293
194
Series 2012-H29 Class CI
Interest Only STRIP
1.409% due 02/20/62 (~)(Ê) 4,455
168
Series 2013-6 Class AI
Interest Only STRIP
3.500% due 08/20/39 612
54
Series 2013-23 Class IK
Interest Only STRIP
3.000% due 09/20/37 969
59
Series 2013-34 Class HI
Interest Only STRIP
4.500% due 03/20/43 294
49
Series 2013-82 Class TI
Interest Only STRIP
3.500% due 05/20/43 2,134
340

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
150 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-99 Class AS
Interest Only STRIP
5.311% due 06/20/43 (Ê) 298
42
Series 2013-182 Class SP
Interest Only STRIP
5.961% due 12/20/43 (Ê) 240
52
Series 2013-184 Class SK
Interest Only STRIP
3.547% due 12/20/43 (Ê) 1,933
361
Series 2013-H15 Class CI
Interest Only STRIP
1.772% due 07/20/63 (~)(Ê) 2,460
79
Series 2013-H24 Class AI
Interest Only STRIP
1.472% due 09/20/63 (~)(Ê) 3,422
121
Series 2014-27 Class S
Interest Only STRIP
3.619% due 02/20/44 (Ê) 1,892
363
Series 2014-44 Class IA
Interest Only STRIP
3.500% due 05/20/28 479
36
Series 2014-58 Class SA
Interest Only STRIP
4.869% due 04/20/44 (Ê) 1,603
301
Series 2014-60 Class SE
Interest Only STRIP
5.574% due 04/20/44 (Ê) 416
70
Series 2014-132 Class IO
Interest Only STRIP
5.000% due 09/20/44 430
77
Series 2014-133 Class NI
Interest Only STRIP
5.000% due 09/20/44 2,248
491
Series 2014-139 Class NI
Interest Only STRIP
3.500% due 08/20/28 1,574
75
Series 2014-161 Class HI
Interest Only STRIP
4.500% due 06/20/44 369
47
Series 2014-188 Class IB
Interest Only STRIP
4.000% due 12/20/44 2,700
301
Series 2014-H06 Class BI
Interest Only STRIP
1.482% due 02/20/64 (~)(Ê) 2,018
91
Series 2014-H06 Class TR
Interest Only STRIP
1.429% due 03/20/64 (~)(Ê) 2,341
97
Series 2014-H08 Class BI
Interest Only STRIP
1.454% due 04/20/64 (~)(Ê) 2,440
188
Series 2014-H08 Class CI
Interest Only STRIP
1.485% due 03/20/64 (~)(Ê) 2,658
116
Series 2014-H09 Class AI
Interest Only STRIP
1.429% due 01/20/64 (~)(Ê) 2,052
79
Series 2014-H11 Class GI
Interest Only STRIP
1.480% due 06/20/64 (~)(Ê) 2,475
171
Series 2014-H13 Class BI
Interest Only STRIP
1.584% due 05/20/64 (~)(Ê) 2,770
121
Series 2014-H23 Class BI
Interest Only STRIP
1.564% due 11/20/64 (~)(Ê) 3,257
241
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-H25 Class BI
Interest Only STRIP
1.646% due 12/20/64 (~)(Ê) 2,696
190
Series 2015-25 Class PI
Interest Only STRIP
3.500% due 01/20/45 1,641
145
Series 2015-35 Class AI
Interest Only STRIP
5.000% due 03/16/45 577
109
Series 2015-62 Class IL
Interest Only STRIP
3.500% due 02/16/42 1,141
97
Series 2015-80 Class IA
Interest Only STRIP
4.500% due 06/20/45 348
66
Series 2015-89 Class IP
Interest Only STRIP
4.000% due 02/20/45 602
76
Series 2015-89 Class LI
Interest Only STRIP
5.000% due 12/20/44 556
101
Series 2015-96 Class NI
Interest Only STRIP
3.500% due 01/20/39 812
40
Series 2015-105 Class LI
Interest Only STRIP
5.000% due 10/20/39 314
51
Series 2015-106 Class CI
Interest Only STRIP
4.000% due 05/20/45 807
89
Series 2015-144 Class IA
Interest Only STRIP
4.000% due 01/16/43 949
93
Series 2015-149 Class KI
Interest Only STRIP
4.000% due 10/20/45 469
68
Series 2015-162 Class BI
Interest Only STRIP
4.000% due 11/20/40 1,487
137
Series 2015-167 Class BI
Interest Only STRIP
4.500% due 04/16/45 595
113
Series 2015-H01 Class BI
Interest Only STRIP
1.567% due 01/20/65 (~)(Ê) 4,994
326
Series 2015-H03 Class DI
Interest Only STRIP
1.884% due 01/20/65 (~)(Ê) 2,233
199
Series 2015-H04 Class AI
Interest Only STRIP
2.091% due 12/20/64 (~)(Ê) 2,651
193
Series 2015-H08 Class BI
Interest Only STRIP
2.082% due 03/20/65 (~)(Ê) 900
74
Series 2015-H09 Class BI
Interest Only STRIP
1.684% due 03/20/65 (~)(Ê) 353
26
Series 2015-H10 Class CI
Interest Only STRIP
1.797% due 04/20/65 (~)(Ê) 905
76
Series 2015-H15 Class JI
Interest Only STRIP
1.936% due 06/20/65 (~)(Ê) 653
62
Series 2015-H18 Class IA
Interest Only STRIP
1.816% due 06/20/65 (~)(Ê) 422
26

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 151
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-H22 Class HI
Interest Only STRIP
2.033% due 08/20/65 (~)(Ê) 2,931
280
Series 2015-H24 Class BI
Interest Only STRIP
1.604% due 08/20/65 (~)(Ê) 1,121
43
Series 2015-H25 Class AI
Interest Only STRIP
1.614% due 09/20/65 (~)(Ê) 836
60
Series 2015-H26 Class GI
Interest Only STRIP
1.780% due 10/20/65 (~)(Ê) 486
41
Series 2016-27 Class IB
Interest Only STRIP
4.000% due 11/20/45 1,110
169
Series 2016-37 Class IW
Interest Only STRIP
4.500% due 02/20/46 1,410
228
Series 2016-47 Class CI
Interest Only STRIP
4.000% due 09/20/45 432
49
Series 2016-49 Class IO
Interest Only STRIP
4.500% due 11/16/45 460
82
Series 2016-77 Class SC
Interest Only STRIP
5.574% due 10/20/45 (Ê) 529
104
Series 2016-104 Class GI
Interest Only STRIP
4.500% due 01/20/46 571
72
Series 2016-134 Class MI
Interest Only STRIP
3.000% due 01/20/43 1,208
52
Series 2016-136 Class YI
Interest Only STRIP
3.500% due 03/20/45 284
22
Series 2016-138 Class DI
Interest Only STRIP
4.000% due 10/20/46 360
49
Series 2016-150 Class I
Interest Only STRIP
5.000% due 11/20/46 1,854
385
Series 2016-156 Class PI
Interest Only STRIP
3.500% due 11/20/46 667
25
Series 2016-167 Class SB
Interest Only STRIP
5.219% due 04/20/38 (Ê) 457
2
Series 2016-H04 Class KI
Interest Only STRIP
1.875% due 02/20/66 (~)(Ê) 634
42
Series 2016-H06 Class AI
Interest Only STRIP
2.068% due 02/20/66 (~) 1,394
134
Series 2016-H12 Class AI
Interest Only STRIP
1.643% due 07/20/65 (~)(Ê) 2,791
191
Series 2016-H14 Class AI
Interest Only STRIP
2.467% due 06/20/66 (~)(Ê) 3,221
338
Series 2016-H16 Class DI
Interest Only STRIP
2.194% due 06/20/66 (~)(Ê) 1,658
166
Series 2016-H17 Class DI
Interest Only STRIP
1.999% due 07/20/66 (~)(Ê) 2,362
229
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-H18 Class QI
Interest Only STRIP
1.975% due 06/20/66 (~)(Ê) 2,154
251
Series 2016-H20 Class BI
Interest Only STRIP
1.562% due 09/20/66 (~)(Ê) 2,356
146
Series 2016-H22 Class IO
Interest Only STRIP
1.838% due 10/20/66 (~)(Ê) 2,122
171
Series 2016-H23 Class NI
Interest Only STRIP
2.830% due 10/20/66 (~)(Ê) 3,058
329
Series 2016-H24 Class CI
Interest Only STRIP
1.703% due 10/20/66 (~)(Ê) 3,801
290
Series 2016-H24 Class JI
Interest Only STRIP
2.721% due 11/20/66 (~)(Ê) 1,431
160
Series 2017-6 Class DI
Interest Only STRIP
3.500% due 01/20/44 611
28
Series 2017-11 Class PI
Interest Only STRIP
4.000% due 12/20/46 708
49
Series 2017-17 Class EI
Interest Only STRIP
4.000% due 09/20/44 1,386
57
Series 2017-26 Class EI
Interest Only STRIP
5.000% due 02/20/40 727
93
Series 2017-26 Class IM
Interest Only STRIP
6.500% due 02/20/47 962
201
Series 2017-26 Class MI
Interest Only STRIP
5.000% due 11/20/39 1,571
285
Series 2017-38 Class DI
Interest Only STRIP
5.000% due 03/16/47 593
115
Series 2017-42 Class IC
Interest Only STRIP
4.500% due 08/20/41 2,126
393
Series 2017-68 Class IL
Interest Only STRIP
4.000% due 08/20/44 2,249
247
Series 2017-99 Class AI
Interest Only STRIP
4.000% due 01/20/47 872
129
Series 2017-120 Class IJ
Interest Only STRIP
4.000% due 04/20/47 2,450
246
Series 2017-123 Class IO
Interest Only STRIP
5.000% due 08/16/47 966
215
Series 2017-130 Class IB
Interest Only STRIP
4.000% due 08/20/47 474
69
Series 2017-132 Class IA
Interest Only STRIP
4.500% due 09/20/47 1,004
177
Series 2017-132 Class IB
Interest Only STRIP
5.500% due 09/20/47 877
166
Series 2017-136 Class GI
Interest Only STRIP
3.500% due 09/20/47 1,320
127

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
152 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-136 Class IY
Interest Only STRIP
5.000% due 03/20/45 2,823
530
Series 2017-141 Class ID
Interest Only STRIP
3.500% due 07/20/47 986
58
Series 2017-H01 Class AI
Interest Only STRIP
2.160% due 12/20/66 (~)(Ê) 4,356
422
Series 2017-H03 Class AI
Interest Only STRIP
2.236% due 12/20/66 (~)(Ê) 1,928
199
Series 2017-H03 Class DI
Interest Only STRIP
2.195% due 12/20/66 (~)(Ê) 3,912
473
Series 2017-H03 Class EI
Interest Only STRIP
2.373% due 01/20/67 (~)(Ê) 1,795
264
Series 2017-H03 Class HI
Interest Only STRIP
1.543% due 01/20/67 (~)(Ê) 3,538
228
Series 2017-H04 Class BI
Interest Only STRIP
2.403% due 02/20/67 (~)(Ê) 4,170
495
Series 2017-H06 Class BI
Interest Only STRIP
2.256% due 02/20/67 (~)(Ê) 3,718
392
Series 2017-H06 Class EI
Interest Only STRIP
1.565% due 02/20/67 (~)(Ê) 1,748
116
Series 2017-H06 Class MI
Interest Only STRIP
2.170% due 02/20/67 (~)(Ê) 2,735
307
Series 2017-H08 Class DI
Interest Only STRIP
2.377% due 02/20/67 (~)(Ê) 1,286
191
Series 2017-H08 Class EI
Interest Only STRIP
2.236% due 02/20/67 (~)(Ê) 2,770
318
Series 2017-H08 Class NI
Interest Only STRIP
2.147% due 03/20/67 (~)(Ê) 4,883
508
Series 2017-H09 Class IO
Interest Only STRIP
1.774% due 04/20/67 (~)(Ê) 4,539
433
Series 2017-H10 Class MI
Interest Only STRIP
1.714% due 04/20/67 (~)(Ê) 2,947
274
Series 2017-H11 Class NI
Interest Only STRIP
2.105% due 05/20/67 (~)(Ê) 2,407
245
Series 2017-H13 Class QI
Interest Only STRIP
2.094% due 06/20/67 (~)(Ê) 2,814
292
Series 2017-H14 Class JI
Interest Only STRIP
2.140% due 06/20/67 (~)(Ê) 2,376
333
Series 2017-H16 Class HI
Interest Only STRIP
1.632% due 08/20/67 (~)(Ê) 3,726
363
Series 2017-H16 Class IB
Interest Only STRIP
1.800% due 08/20/67 (~)(Ê) 5,373
511
Series 2017-H16 Class JI
Interest Only STRIP
2.247% due 08/20/67 (~)(Ê) 2,281
318
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H20 Class GI
Interest Only STRIP
2.158% due 09/20/67 (~)(Ê) 6,644
741
Series 2017-H23 Class KI
Interest Only STRIP
1.641% due 11/20/67 (~)(Ê) 1,577
102
Series 2018-18 Class HS
Interest Only STRIP
1.667% due 02/20/48 (Ê) 6,756
478
Series 2018-33 Class IO
Interest Only STRIP
4.000% due 02/20/48 1,854
310
Series 2018-72 Class IC
Interest Only STRIP
4.000% due 05/20/45 1,773
338
Series 2018-89 Class LS
Interest Only STRIP
4.154% due 06/20/48 (Ê) 1,424
200
Series 2018-121 Class SQ
Interest Only STRIP
4.135% due 09/20/48 (Ê) 2,565
371
Series 2018-127 Class IA
Interest Only STRIP
3.500% due 04/20/42 421
31
Series 2018-127 Class IB
Interest Only STRIP
4.500% due 06/20/45 2,737
258
Series 2018-127 Class ID
Interest Only STRIP
5.000% due 07/20/45 6,063
768
Series 2018-H01 Class AI
Interest Only STRIP
2.086% due 01/20/68 (~)(Ê) 2,718
345
Series 2018-H02 Class GI
Interest Only STRIP
1.338% due 12/20/67 (~)(Ê) 2,599
318
Series 2018-H02 Class PI
Interest Only STRIP
2.033% due 02/20/68 (~)(Ê) 1,869
273
Series 2018-H05 Class AI
Interest Only STRIP
2.933% due 02/20/68 (~)(Ê) 1,664
211
Series 2019-35 Class SE
Interest Only STRIP
3.668% due 01/16/44 (Ê) 2,382
399
Series 2019-78 Class SJ
Interest Only STRIP
3.639% due 06/20/49 (Ê) 279
38
Series 2019-99 Class KS
Interest Only STRIP
3.809% due 08/20/49 (Ê) 176
24
Series 2019-121 Class DS
Interest Only STRIP
4.254% due 08/20/49 (Ê) 2,835
449
Goldman Sachs Mortgage Securities
Trust
Series 2014-GC24 Class D
4.662% due 09/10/47 (~)(Ê)(Þ) 819
676
JPMBB Commercial Mortgage Securities
Trust
Series 2013-C12 Class E
4.100% due 07/15/45 (~)(Ê)(Þ) 275
253
Series 2013-C14 Class F
3.598% due 08/15/46 (~)(Ê)(Þ) 650
544
JPMorgan Alternative Loan Trust

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 153
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2007-A2 Class 12A1
1.438% due 06/25/37 (Ê) 173
89
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2006-LDP9 Class AMS
5.337% due 05/15/47 (Æ) 343
335
Series 2007-CB20 Class E
6.487% due 02/12/51 (~)(Ê)(Þ) 873
730
Series 2011-C3 Class E
5.801% due 02/15/46 (~)(Ê)(Þ) 176
175
Series 2012-C6 Class E
5.365% due 05/15/45 (~)(Ê)(Þ) 500
487
Series 2013-LC11 Class D
4.380% due 04/15/46 (~)(Ê) 400
363
Series 2013-LC11 Class E
3.250% due 04/15/46 (~)(Ê)(Þ) 500
409
Mello Warehouse Securitization Trust
Series 2019-1 Class A
2.461% due 06/25/52 (Ê)(Þ) 700
701
ML-CFC Commercial Mortgage Trust
Series 2006-4 Class C
5.324% due 12/12/49 (~)(Ê) 230
183
Morgan Stanley Bank of America Merrill
Lynch Trust
4.500% due 11/15/45 (Þ) 387
369
Series 2013-C10 Class E
4.217% due 07/15/46 (~)(Ê)(Þ) 276
256
Series 2013-C10 Class F
4.217% due 07/15/46 (~)(Ê)(Þ) 885
765
Series 2013-C11 Class E
4.337% due 08/15/46 (~)(Ê)(Þ) 272
164
Series 2013-C12 Class E
4.764% due 10/15/46 (~)(Ê)(Þ) 758
732
Morgan Stanley Capital I Trust
Series 2011-C3 Class G
5.188% due 07/15/49 (~)(Ê)(Þ) 384
357
Series 2012-C4 Class E
5.421% due 03/15/45 (~)(Ê)(Þ) 145
135
Multifamily Connecticut Avenue
Securities Trust
Series 2019-01 Class M10
5.170% due 10/15/49 (Ê)(Þ) 222
233
Nationstar HECM Loan Trust
Series 2019-2A Class M4
5.682% due 11/25/29 (~)(Ê)(Þ) 425
426
Oaktown Re, Ltd.
Series 2018-1A Class M2
5.254% due 07/25/28 (Ê)(Þ) 340
344
Station Place Securitization Trust
Series 2019-WL1 Class A
2.311% due 08/25/52 (Ê)(Þ) 325
325
Structured Asset Mortgage Investments
II Trust
Series 2006-AR7 Class A1A
0.981% due 08/25/36 (Ê) 138
128
Series 2006-AR7 Class A1BG
1.102% due 08/25/36 (Ê) 691
637
UBS Commercial Mortgage Trust
Series 2012-C1 Class E
5.000% due 05/10/45 (~)(Ê)(Þ) 291
249
UBS-Barclays Commercial Mortgage
Trust
Series 2012-C2 Class E
4.886% due 05/10/63 (~)(Ê)(Þ) 155
130
Series 2012-C2 Class F
5.000% due 05/10/63 (~)(Ê)(Þ) 221
89
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-C4 Class D
4.629% due 12/10/45 (~)(Ê)(Þ) 258
258
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2005-AR1 Class A2B
1.392% due 01/25/45 (Ê) 41
41
Series 2005-AR10 Class 1A3
2.502% due 09/25/35 (~)(Ê) 425
430
Series 2005-AR14 Class 1A2
3.406% due 12/25/35 (~)(Ê) 531
533
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class D
4.434% due 07/15/46 (~)(Ê)(Þ) 492
442
Series 2014-LC16 Class D
3.938% due 08/15/50 (Þ) 381
302
Wells Fargo Mortgage-Backed Securities
Trust
Series 2006-AR5 Class 1A1
5.192% due 04/25/36 (~)(Ê) 69
65
WFRBS Commercial Mortgage Trust
Series 2011-C4 Class F
5.000% due 06/15/44 (~)(Æ)(Ê)(Þ) 998
854
Series 2012-C7 Class D
4.988% due 06/15/45 (~)(Ê)(Þ) 140
132
Series 2012-C7 Class E
4.833% due 06/15/45 (~)(Ê)(Þ) 550
421
Series 2012-C9 Class E
4.780% due 11/15/45 (~)(Ê)(Þ) 399
374
Series 2012-C10 Class D
4.452% due 12/15/45 (~)(Ê)(Þ) 795
739
137,154
Non-US Bonds - 7.4%
ADLER Real Estate AG
2.125% due 02/06/24 EUR 1,250
1,431
Altice France SA
Series REGS
2.250% due 01/15/25 EUR 1,153
1,253
2.500% due 01/15/25 EUR 1,700
1,883
2.125% due 02/15/25 EUR 300
326
Bureau Veritas SA
1.250% due 09/07/23 EUR 1,200
1,375
Cellnex Telecom SA
2.375% due 01/16/24 EUR 600
713
Crown European Holdings SA
Series REGS
2.625% due 09/30/24 EUR 2,500
2,922
Elis SA
1.750% due 04/11/24 EUR 700
795
Eurofins Scientific SE
2.125% due 07/25/24 EUR 1,300
1,476
Fiat Chrysler Finance Europe SA
Series GMTN
3.750% due 03/29/24 EUR 1,300
1,616
Gazprom OAO Via Gaz Capital SA
4.250% due 04/06/24 GBP 400
575
Grifols SA
Series REGS
1.625% due 02/15/25 EUR 1,709
1,917
IHO Verwaltungs GmbH
Series REGS
3.625% due 05/15/25 EUR 550
626
International Game Technology PLC
Series REGS
3.500% due 07/15/24 EUR 1,730
2,028
Loxam SAS
3.250% due 01/14/25 EUR 600
678

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
154 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Matterhorn Telecom SA
Series REGS
2.625% due 09/15/24 EUR 1,000
1,148
Mexichem SAB de CV
4.875% due 09/19/22 USD 800
848
Nexans SA
3.750% due 08/08/23 EUR 400
481
Nokia OYJ
2.000% due 03/15/24 EUR 1,000
1,163
OI European Group BV
Series REGs
3.125% due 11/15/24 EUR 1,500
1,747
Pension Insurance Corp. PLC
6.500% due 07/03/24 GBP 400
613
Petrobras Global Finance BV
4.750% due 01/14/25 EUR 700
902
Petroleos Mexicanos
3.750% due 02/21/24 EUR 1,500
1,792
Phoenix Group Holdings
Series 0001
4.125% due 07/20/22 GBP 1,500
2,082
Smurfit Kappa Acquisitions Unlimited
Co.
Series REGS
2.750% due 02/01/25 EUR 1,700
2,052
SoftBank Group Corp.
4.500% due 04/20/25 EUR 850
1,028
Stora Enso OYJ
2.125% due 06/16/23 EUR 600
705
Telecom Italia SpA
2.750% due 04/15/25 EUR 2,350
2,756
Tesco PLC
2.500% due 05/02/25 GBP 2,300
3,175
Teva Pharmaceutical Industries, Ltd.
Series REGS
6.000% due 01/31/25 EUR 500
593
Thyssenkrupp AG
2.875% due 02/22/24 EUR 1,400
1,591
Ubisoft Entertainment SA
1.289% due 01/30/23 EUR 1,000
1,133
Unione di Banche Italiane SpA
1.625% due 04/21/25 EUR 1,100
1,231
Vale SA
3.750% due 01/10/23 EUR 500
603
Volvo Car AB
2.125% due 04/02/24 EUR 1,100
1,263
VZ Vendor Financing BV
2.500% due 01/31/24 EUR 1,200
1,351
47,871
Total Long-Term Investments
(cost $434,562) 434,051
Common Stocks - 0.0%
Producer Durables - 0.0%
HGIM Corp.(Æ) 1,083
12
Total Common Stocks
(cost $39) 12
Options Purchased - 0.7%
(Number of Contracts)
CBOE Volatility Index
Morgan Stanley Apr 2020 23.00
Call (1,434) USD 3,298 (ÿ) 172
Morgan Stanley Feb 2020 14.00
Put (640) USD 896 (ÿ) 13
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cross Currency Options
(EUR/CHF)
JPMorgan Chase Feb 2020 1.12
Call (1) EUR 335 (ÿ) —
Cross Currency Options
(EUR/USD)
Credit Agricole Feb 2020 1.15
Call (1) EUR 65,556 (ÿ) 1
Societe Generale May 2020 1.16
Call (1) EUR 105,720 (ÿ) 113
Cross Currency Options
(GBP/USD)
Societe Generale Feb 2020 1.34
Call (1) GBP 22,666 (ÿ) 39
Cross Currency Options
(USD/CAD)
JPMorgan Chase Feb 2020 1.36
Call (1) USD 78,251 (ÿ) —
Credit Agricole Apr 2020 1.34
Call (1) USD 34,304 (ÿ) 78
Cross Currency Options
(USD/CNH)
JPMorgan Chase Jul 2020 7.15
Call (1) USD 183,040 (ÿ) 203
Cross Currency Options
(USD/ILS)
BNP Paribas May 2020 3.58 Call
(1) USD 73,288 (ÿ) 30
Cross Currency Options
(USD/MXN)
Merrill Lynch Mar 2020 20.00
Call (1) USD 500,000 (ÿ) 34
Cross Currency Options
(USD/TWD)
JPMorgan Chase Jul 2020 31.00
Call (1) USD 886,600 (ÿ) 110
Euro STOXX 50 Index
Futures
Morgan Stanley Mar 2020 102.50
Call (1,195) EUR 6,792 (ÿ) 15
Morgan Stanley Mar 2020 3,850.00
Call (1) EUR 30,743 (ÿ) 45
Morgan Stanley Mar 2020 3,450.00
Put (1,536) EUR 58,771 (ÿ) 527
Morgan Stanley Apr 2020 3,400.00
Put (792) EUR 29,864 (ÿ) 337
EURO STOXX 50 Index
Futures
Morgan Stanley Feb 2020 3,300.00
Put (1,542) EUR 56,435 (ÿ) 73
Fannie Mae Bonds
JPMorgan Chase Feb 2020 101.70
Call (1) USD 74,000 (ÿ) 440
JPMorgan Chase Feb 2020 103.00
Call (1) USD 30,000 (ÿ) 78
FTSE 100 Index Futures
Morgan Stanley Feb 2020 7,800.00
Call (154) GBP 15,862 (ÿ) 2
Euro-Bund (FGBL)
Morgan Stanley Feb 2020 173.50
Call (32) EUR 7 (ÿ) 56
Euro-Bund (FGBL)
Morgan Stanley Feb 2020 171.00
Put (96) EUR 25 (ÿ) 2
S&P 500 Index
Morgan Stanley Feb 2020 3,300.00
Call (51) USD 16,830 (ÿ) 75
Morgan Stanley Mar 2020 3,000.00
Put (128) USD 38,400 (ÿ) 308

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 155
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Morgan Stanley Mar 2020 3,050.00
Put (51) USD 15,555 (ÿ) 158
Morgan Stanley Mar 2020 3,075.00
Put (128) USD 39,360 (ÿ) 527
Morgan Stanley Jan 2020 2,875.00
Put (128) USD 36,800 (ÿ) 1
Morgan Stanley Feb 2020 2,900.00
Put (128) USD 37,120 (ÿ) 49
Morgan Stanley Feb 2020 2,950.00
Put (129) USD 38,055 (ÿ) 107
Morgan Stanley Feb 2020 3,100.00
Put (51) USD 15,810 (ÿ) 92
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Citigroup, USD 1.580%/USD 3 Month
LIBOR, USD 17,377, 03/13/20)
Citigroup Mar 2020 0.00 Call (1) 17,377 (ÿ)
240
(Citigroup, USD 1.734%/USD 3 Month
LIBOR, USD 45,361, 02/10/20)
Citigroup Feb 2020 0.00 Call (1) 18,106 (ÿ)
468
(Citigroup, USD 3 Month LIBOR/USD
1.580%, USD 66,976, 03/13/20)
Citigroup Mar 2020 0.00 Put (1) 17,377 (ÿ)
16
(Citigroup, USD 3 Month LIBOR/USD
1.924%, USD 45,361, 02/10/20)
Citigroup Feb 2020 0.00 Put (1) 18,106 (ÿ)
—
Total Options Purchased
(cost $4,357) 4,409
Warrants & Rights - 0.0%
Harvey Gulf International Marine LLC
2043  Warrants 4,846 51
Total Warrants & Rights
(cost $174) 51
Short-Term Investments - 38.9%
Belgium Treasury Certificates
Series 12M
(0.522)% due 03/12/20 450
499
(0.590)% due 07/09/20 450
500
Bundesrepublik Deutschland
3.000% due 07/04/20 450
506
Bundesschatzanweisungen
(43.978)% due 03/13/20 500
555
(0.603)% due 06/12/20 7,050
7,835
Commercial Barge Line Co. Term Loan
B1
10.528% due 11/12/20 (Ê) 638
285
Constellis Holdings LLC Term Loan
11.669% due 12/16/20 (Ê) 83
82
Dutch Treasury Certificate
(0.539)% due 02/28/20 1,000
1,110
(0.628)% due 03/31/20 1,100
1,221
(0.608)% due 05/29/20 450
500
(0.612)% due 06/29/20 2,800
3,113
Education Advisory Board 1st Lien Term
Loan
5.736% due 02/27/20 (Ê) 441
441
5.549% due 02/27/20 (Ê) 1
1
France Treasury Bills
(0.423)% due 02/19/20 7,450
8,264
(0.498)% due 03/04/20 6,500
7,212
(32.906)% due 05/06/20 900
1,000
(0.555)% due 05/20/20 450
500
Italy Buoni Ordinari del Tesoro BOT
(24.554)% due 05/29/20 3,800
4,219
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Japan Treasury Discount Bills
Series 871
(0.161)% due 11/20/20 JPY 210,000
1,941
Series 875
(0.140)% due 06/10/20 JPY 487,000
4,497
Series 879
(0.118)% due 04/06/20 JPY 222,000
2,049
Series 884
(0.128)% due 04/27/20 JPY 332,000
3,065
North American Lifting Holdings, Inc.
1st Lien Term Loan
6.445% due 11/27/20 (Ê) 744
665
Southcross Energy Partners, LP Delayed
Draw Term Loan
10.000% due 04/30/20 (Ê) 4
4
Station Place Securitization Trust
Series 2018-8 Class A
2.359% due 02/24/20 (Ê)(Š)(Þ) 802
818
Series 2019-3 Class A
2.737% due 06/24/20 (Ê)(Þ) 730
730
Series 2019-7 Class A
2.737% due 09/24/20 (Ê)(Þ) 696
697
U.S. Cash Management Fund(@) 162,551,691
(∞)
162,619
United States Treasury Bills
1.739% due 02/13/20 (ž) 5,020
5,018
1.811% due 03/05/20 (ž) 5,000
4,993
1.857% due 03/12/20 (ž) 9,000
8,985
1.857% due 03/12/20 (ç)(ž) 286
285
1.449% due 03/17/20 (ž) 5,250
5,240
1.550% due 04/02/20 (ž) 5,250
5,237
1.507% due 04/16/20 (ž) 1,076
1,073
1.507% due 04/16/20 (ž) 1,500
1,495
1.511% due 04/23/20 (ž) 286
285
1.522% due 05/21/20 (ž) 139
138
1.519% due 06/04/20 (ž) 1,674
1,665
1.505% due 06/11/20 (ž) 484
481
0.781% due 08/06/20 (ž) 1,985
1,977
Total Short-Term Investments
(cost $252,040) 251,800
Total Investments 106.7%
(identified cost $691,172) 690,323
Other Assets and Liabilities,
Net - (6.7%)
(43,072)
Net Assets - 100.0%
647,251

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
156 Unconstrained Total Return Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
7.3%
AIMCO 12/12/17 500,000 100.00 500
500
Avolon Holdings Funding, Ltd. 11/18/19 2,200,000 108.72 2,392
2,421
Bear Stearns Commercial Mortgage Securities Trust 08/24/17 135,000 100.22 135
76
Bellemeade Re, Ltd. 07/10/18 410,000 101.39 416
416
Chevy Chase Funding LLC Mortgage-Backed Certificates 05/24/19 349,104 85.76 299
302
Colfax Corp. 11/18/19 350,000 106.34 372
368
Commercial Mortgage Trust 03/10/17 454,000 76.62 348
377
Commercial Mortgage Trust 06/22/17 202,000 0.81 164
159
Commercial Mortgage Trust 05/02/19 645,000 93.27 602
631
Commercial Mortgage Trust 01/24/20 300,000 102.21 307
309
Credit Suisse Commercial Mortgage Trust 12/13/17 8,746 100.79 9
9
Fannie Mae Connecticut Avenue Securities 03/05/19 306,000 100.00 306
334
Fannie Mae Connecticut Avenue Securities 04/09/19 147,000 100.00 147
157
Fannie Mae Connecticut Avenue Securities 10/02/19 170,000 100.00 170
178
Fannie Mae Connecticut Avenue Securities 01/14/20 281,000 105.89 298
299
First Quantum Minerals, Ltd. 11/18/19 400,000 101.06 404
396
Fortescue Metals Group, Ltd. 01/24/20 1,300,000 106.41 1,383
1,376
Freddie Mac Seasoned Credit Risk Transfer Trust 05/08/19 183,000 93.82 172
195
Freddie Mac Structured Agency Credit Risk Debt Notes 08/24/18 260,000 99.69 259
279
Freddie Mac Structured Agency Credit Risk Debt Notes 03/19/19 155,054 100.00 155
157
Freddie Mac Structured Agency Credit Risk Debt Notes 10/01/19 548,000 100.91 553
555
Freddie Mac Structured Agency Credit Risk Debt Notes 10/03/19 404,000 109.12 441
450
Freddie Mac Structured Agency Credit Risk Debt Notes 10/11/19 243,000 129.74 315
332
Freddie Mac Structured Agency Credit Risk Debt Notes 10/16/19 94,000 106.31 100
113
Freddie Mac Structured Agency Credit Risk Debt Notes 10/17/19 239,000 126.28 302
335
Freddie Mac Structured Agency Credit Risk Debt Notes 10/17/19 76,000 127.74 97
104
Freddie Mac Structured Agency Credit Risk Debt Notes 01/31/20 100,000 139.12 139
131
Fresenius US Finance II, Inc. 11/18/19 1,800,000 105.22 1,894
1,906
Goldman Sachs Mortgage Securities Trust 10/01/18 819,000 87.95 720
676
Guggenheim CLO LLC 10/05/18 757,000 99.08 750
746
Hanesbrands, Inc. 11/19/19 2,100,000 105.41 2,214
2,200
Intesa Sanpaolo SpA 11/18/19 900,000 103.75 934
958
JPMBB Commercial Mortgage Securities Trust 03/20/17 650,000 70.31 457
544
JPMBB Commercial Mortgage Securities Trust 10/31/19 275,000 90.92 250
253
JPMorgan Chase Commercial Mortgage Securities Trust 09/22/16 500,000 96.38 482
487
JPMorgan Chase Commercial Mortgage Securities Trust 12/13/17 872,833 100.35 876
730
JPMorgan Chase Commercial Mortgage Securities Trust 06/14/18 500,000 72.83 364
409
JPMorgan Chase Commercial Mortgage Securities Trust 03/06/19 176,000 97.71 172
175
LCM XVIII, LP 04/12/18 750,000 100.00 750
709
Legacy Mortgage Asset Trust 03/28/19 190,000 97.36 185
190
Magnetite XV CLO, Ltd. 01/08/19 275,000 91.59 252
264
Marble Point CLO XII, Ltd. 04/10/18 700,000 100.00 700
616
Mello Warehouse Securitization Trust 05/08/19 700,000 100.00 700
701
Morgan Stanley Bank of America Merrill Lynch Trust 11/01/17 758,382 88.07 668
732
Morgan Stanley Bank of America Merrill Lynch Trust 04/05/18 276,000 85.72 237
256
Morgan Stanley Bank of America Merrill Lynch Trust 05/02/18 885,000 80.84 715
765
Morgan Stanley Bank of America Merrill Lynch Trust 01/31/19 272,000 50.22 137
164
Morgan Stanley Bank of America Merrill Lynch Trust 01/31/20 387,000 93.11 360
369
Morgan Stanley Capital I Trust 08/21/17 384,000 87.78 337
357
Morgan Stanley Capital I Trust 05/08/18 145,000 85.72 124
135
Multifamily Connecticut Avenue Securities Trust 10/25/19 222,000 103.11 229
233
Mylan, Inc. 11/18/19 1,400,000 101.26 1,418
1,435
Nationstar HECM Loan Trust 07/25/18 320,000 97.42 312
318
Nationstar HECM Loan Trust 11/21/19 425,000 100.00 425
426
NRG Energy, Inc. 11/18/19 400,000 103.37 413
418
NXP BV / NXP Funding LLC 11/19/19 2,900,000 108.40 3,144
3,191
Oaktown Re, Ltd. 07/10/18 72,725 103.13 75
74
Oaktown Re, Ltd. 07/19/18 340,000 100.00 340
344
Prime Security Services Borrower LLC / Prime Finance, Inc. 11/18/19 250,000 102.53 256
261
Rackspace Hosting, Inc. 10/02/18 298,000 97.31 290
295
Sealed Air Corp. 11/19/19 1,600,000 107.83 1,725
1,728
Sound Point CLO III-R, Ltd. 01/09/19 300,000 96.11 288
266
Sound Point CLO XIX, Ltd. 03/27/18 1,400,000 99.11 1,388
1,217
Station Place Securitization Trust 12/17/18 802,000 100.00 802
818
Station Place Securitization Trust 04/23/19 730,000 100.00 730
730
Station Place Securitization Trust 07/22/19 696,000 100.00 696
697
Station Place Securitization Trust 11/18/19 325,000 100.00 325
325

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 157
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Steele Creek CLO, Ltd. 11/07/17 250,000 100.00 250
221
Steele Creek CLO, Ltd. 03/28/18 1,125,000 100.00 1,125
950
Trinitas CLO VIII, Ltd. 07/11/19 2,000,000 90.22 1,804
1,822
Trinitas CLO X, Ltd. 03/15/19 700,000 95.24 667
689
UBS Commercial Mortgage Trust 08/01/18 291,000 87.39 254
249
UBS-Barclays Commercial Mortgage Trust 09/23/16 155,000 94.46 146
130
UBS-Barclays Commercial Mortgage Trust 11/17/16 221,000 70.38 156
89
UBS-Barclays Commercial Mortgage Trust 05/07/19 258,000 96.70 249
258
UniCredit SpA 11/18/19 1,100,000 116.06 1,277
1,297
Wells Fargo Commercial Mortgage Trust 10/03/16 492,000 88.57 436
442
Wells Fargo Commercial Mortgage Trust 02/14/17 381,000 83.04 316
302
WFRBS Commercial Mortgage Trust 12/15/16 795,000 89.78 714
739
WFRBS Commercial Mortgage Trust 03/10/17 998,000 0.82 814
854
WFRBS Commercial Mortgage Trust 05/05/17 140,000 97.56 137
132
WFRBS Commercial Mortgage Trust 05/23/17 550,000 83.61 460
421
WFRBS Commercial Mortgage Trust 10/16/18 399,000 86.28 344
374
ZAIS CLO 11, Ltd. 11/16/18 250,000 97.19 243
210
47,256
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
158 Unconstrained Total Return Fund
Variable Rate Securities
Securities Referenced Rate Spread %
1011778 B.C. Unlimited Liability Co. Term Loan B4 USD 1 Month LIBOR 1.750
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.500
Advanced Integration Technology, LP 1st Lien Term Loan B1 USD 1 Month LIBOR 4.750
AgroFresh , Inc. Term Loan B USD 1 Month LIBOR 4.750
AGS LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.500
AI Mistral (Luxembourg) Subco Sarl Term Loan USD 1 Month LIBOR 3.000
AIMCO USD 3 Month LIBOR 5.200
Air Medical Group Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Air Methods Corp. Term Loan B USD 3 Month LIBOR 3.500
Albea Beauty Holdings SA Term Loan B2 USD 1 Month LIBOR 3.000
Albea Beauty Holdings SA Term Loan B2 USD 3 Month LIBOR 3.000
Albea Beauty Holdings SA Term Loan B2 USD 6 Month LIBOR 3.000
Almonde , Inc. 1st Lien Term Loan B USD 6 Month LIBOR 3.500
Alphabet Holding Co., Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.500
Alternative Loan Trust USD 1 Month LIBOR 0.330
Alternative Loan Trust USD 1 Month LIBOR 0.190
Alvogen Group, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.750
American Home Mortgage Investment Trust USD 1 Month LIBOR 0.190
Amneal Pharmaceuticals LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Anastasia Parent LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.750
AP Exhaust Acquisition LLC 2019 Term Loan A1 USD 3 Month LIBOR 5.000
AP Exhaust Acquisition LLC 2019 Term Loan B USD 3 Month LIBOR 5.000
AppLovin Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Apro LLC Delayed Draw Term Loan USD 3 Month LIBOR 2.000
Apro LLC Term Loan B USD 1 Month LIBOR 4.000
Aramark Services, Inc. 1st Lien Term Loan B3 USD 1 Month LIBOR 1.750
Aretec Group, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.250
Arterra Wines Canada, Inc. 1st Lien Term Loan B1 USD 3 Month LIBOR 2.750
Ascena Retail Group, Inc. Term Loan B USD 1 Month LIBOR 4.500
Ascend Learning LLC Term Loan B USD 1 Month LIBOR 3.000
ASGN, Inc. Term Loan B3 USD 1 Month LIBOR 1.750
AssuredPartners , Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Bear Stearns ALT-A Trust USD 1 Month LIBOR 0.320
Bellemeade Re, Ltd. USD 1 Month LIBOR 4.250
Berry Global, Inc. 2019 Term Loan Y USD 1 Month LIBOR 2.000
Berry Global, Inc. Term Loan W USD 3 Month LIBOR 2.000
Blount International, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
Boxer Parent Co., Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.250
Brookfield WEC Holdings, Inc. Term Loan USD 1 Month LIBOR 3.000
Caesars Entertainment Operating Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Caesars Resort Collection LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Cambium Learning Group, Inc. USD 1 Month LIBOR 4.500
Camelot Finance SA Term Loan B USD 1 Month LIBOR 3.250
Carestream Health, Inc. Term Loan USD 1 Month LIBOR 6.000
Change Healthcare Holdings LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Charter Communications Operating LLC Term Loan B2 USD 1 Month LIBOR 1.750
Chevy Chase Funding LLC Mortgage-Backed Certificates USD 1 Month LIBOR 0.180
CHG PPC Parent LLC Term Loan B USD 1 Month LIBOR 2.750
Citigroup Mortgage Loan Trust, Inc. USD 1 Month LIBOR 0.350
CityCenter Holdings LLC Term Loan B USD 1 Month LIBOR 2.250

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 159
Variable Rate Securities
Securities Referenced Rate Spread %
Clear Channel Outdoor Holdings, Inc. Term Loan B USD 1 Month LIBOR 3.500
Cogeco Communications (USA) II, LP 1st Lien Term Loan B USD 1 Month LIBOR 2.250
Commercial Barge Line Co. Term Loan B1 USD 1 Month LIBOR 8.750
Constellis Holdings LLC 1st Lien Term Loan USD 3 Month LIBOR 4.000
Constellis Holdings LLC 1st Lien Term Loan USD 3 Month LIBOR 5.000
Constellis Holdings LLC 2nd Lien Term Loan USD 3 Month LIBOR 9.000
Constellis Holdings LLC Term Loan USD 1 Month LIBOR 10.000
Cortes NP Acquisition Corp Term Loan B USD 1 Month LIBOR 4.000
Countrywide Alternative Loan Trust USD 1 Month LIBOR 0.190
Countrywide Alternative Loan Trust USD 1 Month LIBOR 0.190
Countrywide Alternative Loan Trust USD 1 Month LIBOR 0.340
CT Technologies Intermediate Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.250
Delta 2 (LUX ) Sarl Term Loan B USD 1 Month LIBOR 2.500
Diamond (BC) BV 1st Lien Term Loan USD 1 Month LIBOR 3.000
Diamond (BC) BV 1st Lien Term Loan USD 3 Month LIBOR 3.000
DiversiTech Holdings, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 3.000
EagleView Technology Corp. 1st Lien Term Loan B1 USD 3 Month LIBOR 3.500
ECI Macola /Max Holding LLC 1st Lien Term Loan B USD 3 Month LIBOR 4.250
ECI Macola /Max Holding LLC 2nd Lien Term Loan USD 3 Month LIBOR 8.000
Education Advisory Board 1st Lien Term Loan USD 2 Month LIBOR 3.750
Education Advisory Board 1st Lien Term Loan USD 3 Month LIBOR 3.750
Ellie Mae, Inc. Term Loan USD 3 Month LIBOR 3.750
EnergySolutions LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.750
Ensemble RCM LLC Term Loan USD 3 Month LIBOR 3.750
Envision Healthcare Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
Everi Payments, Inc. 1st Lien Term Loan USD 1 Month LIBOR 2.750
EVO Payments International LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.250
EW Scripps Co. Term Loan B2 USD 1 Month LIBOR 2.500
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.100
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.250
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.550
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.450
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.450
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.550
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.500
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.600
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.150
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.850
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 10.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.150
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.650
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 5.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.350
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 9.250
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.450
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 12.250
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 6.000
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.100

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
160 Unconstrained Total Return Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.100
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 5.500
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 11.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 5.700
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 5.900
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.450
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 7.200
Fannie Mae REMICS USD 1 Month LIBOR 6.400
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.220
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fort Dearborn Co. 1st Lien Term Loan USD 1 Month LIBOR 4.000
Fort Dearborn Co. 1st Lien Term Loan USD 3 Month LIBOR 4.000
Freddie Mac REMICS USD 1 Month LIBOR 5.950
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.200
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.700
Freddie Mac REMICS USD 1 Month LIBOR 6.050
Freddie Mac REMICS USD 1 Month LIBOR 6.475
Freddie Mac REMICS USD 1 Month LIBOR 6.550
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 11.000
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.450
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 10.500
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.250
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 7.750
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 5.000
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.350
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 9.200
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 7.550
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 9.350
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 6.350
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 5.150
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 5.550
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.850

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 161
Variable Rate Securities
Securities Referenced Rate Spread %
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.900
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.950
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 10.750
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 5.000
Gates Global LLC Term Loan USD 1 Month LIBOR 2.750
Gateway Casinos & Entertainment, Ltd. Term Loan B1 USD 3 Month LIBOR 3.000
Genesee & Wyoming, Inc. New Term Loan USD 3 Month LIBOR 2.000
Getty Images, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.500
GFL Environmental, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.550
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.500
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.690
Ginnie Mae REMICS USD 1 Month LIBOR 6.700
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.750
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 3.250
GoodRx , Inc. Term Loan USD 1 Month LIBOR 2.750
Grifols Worldwide Operations USA, Inc. 1st Lien Term Loan B USD 1 Week LIBOR 2.000
Gruden Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 5.500
GSAA Home Equity Trust USD 1 Month LIBOR 0.250
GTT Communications, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Guggenheim CLO LLC USD 3 Month LIBOR 6.590
Guidehouse LLP First Lien Loan USD 1 Month LIBOR 4.500
HCP Acquisition LLC Term Loan USD 1 Month LIBOR 3.000
HGIM Corp. 1st Lien Term Loan USD 3 Month LIBOR 6.000
HUB International, Ltd. 1st Lien Term Loan USD 3 Month LIBOR 2.750
HUB International, Ltd. 1st Lien Term Loan USD 3 Month LIBOR 2.750
Hyland Software, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.500
I-Logic Technologies Bidco , Ltd. 1st Lien Term Loan USD 1 Month LIBOR 2.750
INEOS US Finance LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Information Resources, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.500
Inovalon Holdings, Inc. Term Loan B USD 1 Month LIBOR 3.500
Intrawest Resorts Holdings, Inc. 1st Lien Term Loan B1 USD 1 Month LIBOR 2.750
ION Trading Technologies Sarl 1st Lien Term Loan B USD 3 Month LIBOR 4.000
Jason, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.500

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
162 Unconstrained Total Return Fund
Variable Rate Securities
Securities Referenced Rate Spread %
JPMorgan Alternative Loan Trust USD 1 Month LIBOR 0.200
Kestra Advisory Services LLC Term Loan USD 1 Month LIBOR 4.250
LCM XVIII, LP USD 3 Month LIBOR 5.950
Level 3 Financing, Inc. Term Loan B USD 1 Month LIBOR 1.750
LifeScan Global Corp. 1st Lien Term Loan USD 3 Month LIBOR 6.000
Limetree Bay Terminals LLC Term Loan B USD 1 Month LIBOR 4.000
Lions Gate Capital Holdings LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.250
Lower Cadence Holdings LLC Term Loan B USD 1 Month LIBOR 4.000
Magnetite XV CLO, Ltd. USD 3 Month LIBOR 5.200
Mallinckrodt International Finance SA 1st Lien Term Loan B USD 3 Month LIBOR 2.750
Marble Point CLO XII, Ltd. USD 3 Month LIBOR 6.000
MCC Iowa LLC 1st Lien Term Loan M USD 1 Week LIBOR 2.000
Medallion Midland Acquisition LLC 1st Lien Term Loan USD 1 Month LIBOR 3.250
Mello Warehouse Securitization Trust USD 1 Month LIBOR 0.800
Messer Industries USA, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 2.500
Metro-Goldwyn-Mayer, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
MGM Growth Properties LLC 1st Lien Term Loan B USD 1 Week LIBOR 2.000
MH Sub I LLC 1st Lien Term Loan USD 1 Month LIBOR 3.750
Midas Intermediate Holdco II LLC Term Loan B USD 3 Month LIBOR 2.750
Midwest Physician Administrative Services LLC 1st Lien Term Loan USD 1 Month LIBOR 2.750
Midwest Physician Administrative Services LLC 2nd Lien Term Loan USD 1 Month LIBOR 7.000
Mitchell International, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Multifamily Connecticut Avenue Securities Trust USD 1 Month LIBOR 3.250
Navistar, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Nexstar Broadcasting, Inc. Term Loan B4 USD 1 Month LIBOR 2.750
NN, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 5.250
NN, Inc. Term Loan USD 1 Month LIBOR 5.250
North American Lifting Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.500
NPC International, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.500
Numericable US LLC 1st Lien Term Loan B11 USD 1 Month LIBOR 2.750
Oaktown Re, Ltd. USD 1 Month LIBOR 4.000
Oaktown Re, Ltd. USD 1 Month LIBOR 2.850
Panther BF Aggregator, LP Term Loan B USD 1 Month LIBOR 3.500
Penn National Gaming, Inc. 1st Lien Term Loan B1 USD 1 Month LIBOR 2.250
Perforce Software, Inc. Term Loan B USD 1 Month LIBOR 4.250
Polar US Borrower LLC 1st Lien Term Loan USD 3 Month LIBOR 4.750
Polar US Borrower LLC 1st Lien Term Loan USD 3 Month LIBOR 4.750
Pre-Paid Legal Services, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.250
Prime Security Services Borrower LLC / Prime Finance, Inc. Term Loan B1 USD 1 Month LIBOR 3.250
Project Alpha Intermediate Holding, Inc. 1st Lien Term Loan B USD 6 Month LIBOR 3.500
Quest Software US Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.250
Rackspace Hosting, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.000
Radiate Holdco LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Radio One, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.000
Red Ventures LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Research Now Group, Inc. 1st Lien Term Loan USD 3 Month LIBOR 5.500
Reynolds Group Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Rocket Software, Inc. Term Loan USD 1 Month LIBOR 4.250
RPI Finance Trust Term Loan B USD 1 Month LIBOR 2.000
S2P Acquisition Borrower, Inc. Term Loan USD 1 Month LIBOR 4.000

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 163
Variable Rate Securities
Securities Referenced Rate Spread %
Scientific Games International, Inc. 1st Lien Term Loan B5 USD 2 Month LIBOR 2.750
Seadrill Operating, LP Term Loan USD 3 Month LIBOR 6.000
Sedgwick Claims Management Services, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Serta Simmons Bedding LLC 1st Lien Term Loan USD 1 Month LIBOR 3.500
Serta Simmons Bedding LLC 1st Lien Term Loan USD 1 Month LIBOR 3.500
Sinclair Television Group, Inc. Term Loan B2B USD 3 Month LIBOR 2.500
Solvay Acetow Gmbh Term Loan USD 3 Month LIBOR 5.500
SonicWALL US Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.500
Sound Point CLO III-R, Ltd. USD 3 Month LIBOR 6.000
Sound Point CLO XIX, Ltd. USD 3 Month LIBOR 5.650
Southcross Energy Partners, LP 1st Lien Term Loan B USD 1 Month LIBOR 5.250
Southwire Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 1.750
Sprint Corp. Term Loan B USD 1 Month LIBOR 3.000
Starfruit Finco BV 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Stars Group Holdings BV Term Loan B USD 3 Month LIBOR 3.500
Station Casinos LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Station Place Securitization Trust USD 1 Month LIBOR 0.700
Station Place Securitization Trust USD 1 Month LIBOR 0.700
Station Place Securitization Trust USD 1 Month LIBOR 0.700
Station Place Securitization Trust USD 1 Month LIBOR 0.650
Stats Intermediate Holding LLC Term Loan USD 3 Month LIBOR 5.250
Steak n Shake Operations, Inc. Term Loan USD 1 Month LIBOR 3.750
Steele Creek CLO, Ltd. USD 3 Month LIBOR 6.200
Steele Creek CLO, Ltd. USD 3 Month LIBOR 5.750
Structured Asset Mortgage Investments II Trust USD 1 Month LIBOR 0.120
Structured Asset Mortgage Investments II Trust USD 1 Month LIBOR 0.210
SuperMoose Borrower LLC 1st Lien Term Loan USD 1 Month LIBOR 3.750
Tempo Acquisition LLC Term Loan B USD 1 Month LIBOR 2.750
Terrier Media Buyer, Inc. Term Loan B USD 3 Month LIBOR 4.250
TKC Holdings, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.750
TransDigm Group, Inc. Term Loan USD 1 Month LIBOR 2.500
Travelport Finance Luxembourg Sarl Term Loan USD 3 Month LIBOR 5.000
Trinitas CLO VIII, Ltd. USD 3 Month LIBOR 5.900
Trinitas CLO X, Ltd. USD 3 Month LIBOR 6.900
TruGreen Limited Partnership Term Loan B USD 1 Month LIBOR 3.750
Twin River Management Group, Inc. Term Loan USD 1 Month LIBOR 2.750
Uber Technologies, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.000
United Airlines, Inc. Term Loan B USD 1 Month LIBOR 1.750
United Natural Foods, Inc. Term Loan USD 1 Month LIBOR 4.250
Univar USA, Inc Term Loan B3 USD 1 Month LIBOR 2.250
US Anesthesia Partners, Inc. Term Loan USD 1 Month LIBOR 3.000
USI, Inc. Term Loan B USD 3 Month LIBOR 3.000
VeriFone Systems, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.000
Vertafore , Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Virgin Media Secured Finance PLC Term Loan USD 3 Month LIBOR 2.500
Washington Mutual Mortgage Pass-Through Certificates Trust USD 1 Month LIBOR 0.800
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.750
WP CityMD Bidco LLC Term Loan B USD 3 Month LIBOR 4.500
Yak Access LLC 1st Lien Term Loan B USD 1 Month LIBOR 5.000
ZAIS CLO 11, Ltd. USD 3 Month LIBOR 6.760

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
164 Unconstrained Total Return Fund
Variable Rate Securities
Securities Referenced Rate Spread %
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 456 CAD 64,829 03/20
764
United States 10 Year Treasury Note Futures 535 USD 70,436 03/20
1,120
Short Positions
EURO STOXX 50 Index Futures 90 EUR 3,275 03/20
(5)
Euro-Bund Futures 216 EUR 37,808 03/20
(599)
Long Gilt Futures 239 GBP 32,251 03/20
(740)
S&P 500 E-Mini Index Futures 51 USD 8,221 03/20
20
United States 5 Year Treasury Note Futures 237 USD 28,516 03/20
(325)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
235
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
CBOE Volatility Index
Morgan Stanley
Call 717 18.00 USD 1,291 04/15/20
(165)
CBOE Volatility Index
Morgan Stanley
Put 1,024 12.50 USD 1,280 02/19/20
(3)
Cross Currency Options (EUR/USD)
Societe Generale
Call 1 1.14 EUR 25,918 05/14/20
(78)
Cross Currency Options (ILS/USD)
BNP Paribas
Put 1 3.38 USD 34,594 05/19/20
(28)
Cross Currency Options (TWD/USD)
JPMorgan Chase
Put 1 29.25 USD 209,138 07/29/20
(29)
Cross Currency Options (USD/CAD)
JPMorgan Chase
Call 1 1.33 USD 25,603 02/04/20
(7)
Cross Currency Options (USD/EUR)
Societe Generale
Put 1 1.10 EUR 24,952 05/14/20
(79)
Cross Currency Options (USD/MXN)
Merrill Lynch
Call 1 19.50 USD 243,750 03/18/20
(47)
Euro STOXX 50 Index Futures
Morgan Stanley
Call 1,195 105.00 EUR 6,958 03/20/20
(8)
Euro STOXX 50 Index Futures
Morgan Stanley
Put 129 3,575.00 EUR 5,115 02/21/20
(49)
Euro STOXX 50 Index Futures
Morgan Stanley
Put 248 3,475.00 EUR 9,558 03/20/20
(97)
Euro STOXX 50 Index Futures
Morgan Stanley
Put 512 3,650.00 EUR 20,726 03/20/20
(488)
Euro STOXX 50 Index Futures
Morgan Stanley
Put 264 3,600.00 EUR 10,540 04/17/20
(259)
Fannie Mae Bonds
JPMorgan Chase
Put 1 101.70 USD 74,000 02/05/20
(7)
Fannie Mae Bonds
JPMorgan Chase
Put 1 103.00 USD 30,000 02/05/20
(3)
S&P 500 Index
Morgan Stanley
Put 51 3,000.00 USD 15,300 02/21/20
(40)
S&P 500 Index
Morgan Stanley
Put 51 2,800.00 USD 14,280 02/28/20
(17)
S&P 500 Index
Morgan Stanley
Put 128 2,800.00 USD 35,840 03/20/20
(111)
S&P 500 Index
Morgan Stanley
Put 51 2,950.00 USD 15,045 03/20/20
(94)
S&P 500 Index
Morgan Stanley
Put 129 2,850.00 USD 36,765 03/31/20
(189)
S&P 500 Index
Morgan Stanley
Put 128 2,900.00 USD 37,120 04/17/20
(311)
S&P 500 Index
Morgan Stanley
Put 128 3,000.00 USD 38,400 04/30/20
(541)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Citigroup, USD 1.829%/USD 3 Month
LIBOR, USD 22,681, 02/10/20
Citigroup
Call 1 0.00 9,053 02/10/20
(314)
Citigroup, USD 3 Month LIBOR/USD
1.829%, USD 22,681, 02/10/20
Citigroup
Put 1 0.00 9,053 02/10/20
—
Total Liability for Options Written (premiums received $2,956)
(2,964)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 165
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 2,094 EUR 1,877 02/26/20 (9)
Bank of America NOK 55,790 USD 6,282 02/26/20 215
BNP Paribas USD 2,900 EUR 2,612 02/28/20 1
BNP Paribas CAD 110 USD 84 02/18/20 1
BNP Paribas CAD 110 USD 84 05/19/20 1
Citigroup USD 17,878 GBP 13,689 02/26/20 208
Commonwealth Bank of Australia USD 4,183 CAD 5,456 02/26/20 (61)
Commonwealth Bank of Australia CHF 14,204 USD 14,758 02/26/20 (11)
Credit Agricole EUR 47,706 USD 53,000 02/28/20 14
Credit Agricole JPY 53,700 EUR 444 02/28/20 (7)
Credit Agricole JPY 920,000 USD 8,381 02/28/20 (121)
Goldman Sachs CAD 110 USD 84 02/18/20 1
Goldman Sachs CAD 110 USD 84 05/19/20 1
Goldman Sachs JPY 165,000 EUR 1,375 04/27/20 6
Merrill Lynch USD 1,310 GBP 1,000 03/23/20 12
Merrill Lynch SEK 50 EUR 5 02/28/20 —
Northern Trust USD 787 GBP 600 03/18/20 6
Northern Trust EUR 300 USD 335 03/18/20 1
Northern Trust EUR 350 USD 387 03/18/20 (2)
Northern Trust EUR 1,700 USD 1,879 03/18/20 (11)
Northern Trust GBP 1,550 USD 2,032 03/18/20 (16)
Royal Bank of Canada USD 1,314 GBP 1,000 03/18/20 8
Royal Bank of Canada EUR 1,900 USD 2,110 03/18/20 (3)
Royal Bank of Canada EUR 42,500 USD 47,682 03/18/20 424
Royal Bank of Canada GBP 2,050 USD 2,743 03/18/20 33
Royal Bank of Canada GBP 2,500 USD 3,272 03/18/20 (34)
Societe Generale CHF 100 USD 103 02/18/20 (1)
Societe Generale GBP 850 EUR 995 02/28/20 (36)
Societe Generale NZD 50 EUR 30 02/28/20 1
Societe Generale ZAR 50 EUR 3 02/28/20 —
State Street USD 10,452 SEK 99,012 02/26/20 (156)
State Street EUR 600 USD 676 03/18/20 9
State Street EUR 1,200 USD 1,333 03/18/20 (1)
State Street GBP 2,050 USD 2,743 03/18/20 33
State Street JPY 919,014 USD 8,366 02/26/20 (125)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
381
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Markit IOS Index Citigroup USD 7,222 1 Month LIBOR
(1)
01/12/45 — 69 69
Markit IOS Index Goldman Sachs USD 826 1 Month LIBOR
(1)
01/12/45 — (8) (8)
Markit IOS Index Goldman Sachs USD 8,057 1 Month LIBOR
(1)
01/12/45 — (77) (77)
Markit IOS Index Goldman Sachs USD 2,278 1 Month LIBOR
(1)
01/12/45 — (18) (18)
Markit IOS Index JPMorgan Chase USD 1,660 1 Month LIBOR
(1)
01/12/45 — 16 16
Markit IOS Index JPMorgan Chase USD 2,278 1 Month LIBOR
(1)
01/12/45 — 18 18
Total Open Total Return Swap Contracts (å) — — —
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 9,023 Three Month LIBOR
(2)
1.443%
(3)
02/04/22
— — —

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
166 Unconstrained Total Return Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 192,792 Three Month LIBOR
(2)
1.600%
(3)
03/18/22
164 (1,111) (947)
Barclays USD 8,193 1.730%
(3)
Three Month LIBOR
(2)
01/02/25
— 155 155
Barclays USD 86,886 Three Month LIBOR
(2)
1.625%
(3)
03/18/25
230 (1,519) (1,289)
Barclays USD 3,940 Three Month LIBOR
(2)
1.560%
(3)
09/30/29
— (35) (35)
Barclays USD 6,048 1.823%
(3)
Three Month LIBOR
(2)
12/17/29
— 201 201
Barclays USD 3,016 Three Month LIBOR
(2)
1.796%
(3)
12/18/29
— (92) (92)
Barclays USD 3,917 Three Month LIBOR
(2)
1.859%
(3)
12/30/29
— (143) (143)
Barclays USD 11,316 1.670%
(3)
Three Month LIBOR
(2)
12/31/29
— 213 213
Barclays USD 22,632 Three Month LIBOR
(2)
1.790%
(3)
12/31/29
— (679) (679)
Barclays USD 1,330 Three Month LIBOR
(2)
1.744%
(3)
01/08/30
— (34) (34)
Barclays USD 2,641 Three Month LIBOR
(2)
1.685%
(3)
01/27/30
— (54) (54)
Barclays USD 3,085 Three Month LIBOR
(2)
1.555%
(3)
01/29/30
— (25) (25)
Barclays USD 62,840 1.750%
(3)
Three Month LIBOR
(2)
03/18/30
(413) 2,079 1,666
Barclays USD 1,260 2.017%
(3)
Three Month LIBOR
(2)
12/20/49
— 103 103
Barclays USD 1,041 2.069%
(3)
Three Month LIBOR
(2)
12/27/49
— 98 98
Barclays USD 1,420 2.074%
(3)
Three Month LIBOR
(2)
12/30/49
— 136 136
Barclays USD 1,149 2.000%
(3)
Three Month LIBOR
(2)
03/18/50
26 64 90
Total Open Interest Rate Swap Contracts (å)
7 (643) (636)
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
AES Corp. Barclays
Sell
0.551% USD 1,600 5.000%
(2)
12/20/24
334 (1) 333
AK Steel Corp JPMorgan Chase
Sell
3.006% USD 350 5.000%
(2)
06/20/25
5 27 32
Ardagh Barclays
Sell
2.098% USD 1,250 5.000%
(2)
06/20/25
227 (25) 202
Avis Goldman Sachs
Sell
2.285% USD 600 5.000%
(2)
06/20/25
71 6 77
Century Link Inc. JPMorgan Chase
Sell
1.941% USD 600 1.000%
(2)
12/20/24
(34) 9 (25)
Dell JPMorgan Chase
Sell
1.920% USD 1,700 1.000%
(2)
06/20/25
(64) (11) (75)
Devon Barclays
Sell
1.117% USD 1,300 1.000%
(2)
06/20/25
15 (23) (8)
Jaguar Land JPMorgan Chase
Sell
4.386% USD 800 5.000%
(2)
12/20/24
40 (17) 23
KB Home Barclays
Sell
1.145% USD 1,000 5.000%
(2)
06/20/25
197 (5) 192
L Brands, Inc. Barclays
Sell
2.560% USD 2,100 1.000%
(2)
06/20/25
(188) 34 (154)
Macys, Inc. Barclays
Sell
2.200% USD 200 1.000%
(2)
06/20/25
(9) (2) (11)
Macys, Inc. Barclays
Sell
2.200% USD 1,200 1.000%
(2)
06/20/25
(51) (18) (69)
Marks + Spencer PLC JPMorgan Chase
Sell
1.978% USD 900 1.000%
(2)
06/20/25
(53) 4 (49)
NRG Engergy Inc. JPMorgan Chase
Sell
0.944% USD 400 5.000%
(2)
06/20/25
86 (4) 82
Peugeot SA JPMorgan Chase
Sell
1.036% USD 1,700 5.000%
(2)
06/20/25
409 (16) 393
Pulte Barclays
Sell
0.627% USD 650 5.000%
(2)
06/20/25
147 (2) 145
Rexel SA JPMorgan Chase
Sell
1.163% USD 1,100 5.000%
(2)
06/20/25
258 (13) 245
Sainsbury PLC Barclays
Sell
2.875% USD 600 1.000%
(2)
06/20/25
14 — 14
Virgin Media Finance PLC Barclays
Sell
1.444% USD 1,200 5.000%
(2)
06/20/25
247 (3) 244
Total Open Corporate Issues Contracts 1,651 (60) 1,591

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 167
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Bank of America
Purchase
USD 220 (3.000%)
(2)
01/17/47
17 (16) 1
CMBX NA Index Barclays
Sell
USD 700 3.000%
(2)
05/11/63
(32) (12) (44)
CMBX NA Index Citigroup
Purchase
USD 7 (2.000%)
(2)
05/11/63
— — —
CMBX NA Index Citigroup
Purchase
USD 159 (5.000%)
(2)
11/18/54
15 (7) 8
CMBX NA Index Citigroup
Purchase
USD 463 (5.000%)
(2)
11/18/54
59 (35) 24
CMBX NA Index Citigroup
Purchase
USD 46 (5.000%)
(2)
11/18/54
2 — 2
CMBX NA Index Citigroup
Purchase
USD 46 (5.000%)
(2)
11/18/54
2 — 2
CMBX NA Index Citigroup
Purchase
USD 131 (5.000%)
(2)
11/18/54
9 (2) 7
CMBX NA Index Citigroup
Purchase
USD 155 (5.000%)
(2)
11/17/59
16 (6) 10
CMBX NA Index Citigroup
Purchase
USD 128 (5.000%)
(2)
11/17/59
14 (6) 8
CMBX NA Index Citigroup
Purchase
USD 130 (5.000%)
(2)
05/11/63
15 3 18
CMBX NA Index Citigroup
Sell
USD 91 5.000%
(2)
05/11/63
(11) (2) (13)
CMBX NA Index Citigroup
Purchase
USD 66 (5.000%)
(2)
09/17/58
3 — 3
CMBX NA Index Citigroup
Purchase
USD 211 (3.000%)
(2)
01/17/47
9 (8) 1
CMBX NA Index Citigroup
Sell
USD 2,678 3.000%
(2)
05/11/63
(249) 82 (167)
CMBX NA Index Citigroup
Sell
USD 520 3.000%
(2)
05/11/63
(26) (6) (32)
CMBX NA Index Citigroup
Sell
USD 46 3.000%
(2)
05/11/63
(2) (1) (3)
CMBX NA Index Citigroup
Sell
USD 46 3.000%
(2)
05/11/63
(2) (1) (3)
CMBX NA Index Citigroup
Sell
USD 46 3.000%
(2)
05/11/63
(4) 1 (3)
CMBX NA Index Citigroup
Sell
USD 12 3.000%
(2)
05/11/63
(1) — (1)
CMBX NA Index Citigroup
Sell
USD 143 5.000%
(2)
05/11/63
(28) 8 (20)
CMBX NA Index Citigroup
Purchase
USD 309 (5.000%)
(2)
09/17/58
12 1 13
CMBX NA Index Citigroup
Purchase
USD 36 (5.000%)
(2)
11/18/54
2 — 2
CMBX NA Index Citigroup
Purchase
USD 2,330 (5.000%)
(2)
09/17/58
238 (137) 101
CMBX NA Index Citigroup
Sell
USD 248 3.000%
(2)
05/11/63
(22) 7 (15)
CMBX NA Index Citigroup
Sell
USD 248 3.000%
(2)
05/11/63
(22) 7 (15)
CMBX NA Index Citigroup
Sell
USD 252 3.000%
(2)
05/11/63
(23) 7 (16)
CMBX NA Index Citigroup
Sell
USD 269 3.000%
(2)
05/11/63
(27) 10 (17)
CMBX NA Index Citigroup
Sell
USD 69 3.000%
(2)
05/11/63
(7) 3 (4)
CMBX NA Index Citigroup
Sell
USD 53 3.000%
(2)
05/11/63
(5) 2 (3)
CMBX NA Index Citigroup
Purchase
USD 332 (5.000%)
(2)
09/17/58
21 (7) 14
CMBX NA Index Citigroup
Sell
USD 14 3.000%
(2)
05/11/63
(1) — (1)
CMBX NA Index Citigroup
Sell
USD 296 3.000%
(2)
05/11/63
(30) 12 (18)
CMBX NA Index Citigroup
Sell
USD 1,475 3.000%
(2)
05/11/63
(138) 46 (92)
CMBX NA Index Citigroup
Sell
USD 79 3.000%
(2)
05/11/63
(7) 2 (5)
CMBX NA Index Citigroup
Sell
USD 334 5.000%
(2)
01/17/47
(41) 23 (18)
CMBX NA Index Citigroup
Purchase
USD 117 (5.000%)
(2)
09/17/58
7 (2) 5
CMBX NA Index Citigroup
Sell
USD 160 5.000%
(2)
01/17/47
(21) 12 (9)
CMBX NA Index Citigroup
Sell
USD 464 5.000%
(2)
01/17/47
(54) 29 (25)
CMBX NA Index Citigroup
Sell
USD 309 5.000%
(2)
01/17/47
(12) (5) (17)
CMBX NA Index Citigroup
Sell
USD 151 5.000%
(2)
01/17/47
(8) — (8)
CMBX NA Index Citigroup
Purchase
USD 58 (5.000%)
(2)
10/17/57
7 — 7
CMBX NA Index Credit Suisse
Purchase
USD 1,029 (3.000%)
(2)
01/17/47
76 (72) 4
CMBX NA Index Credit Suisse
Purchase
USD 329 (5.000%)
(2)
09/17/58
33 (19) 14
CMBX NA Index Credit Suisse
Purchase
USD 56 (5.000%)
(2)
01/17/47
8 (5) 3
CMBX NA Index Credit Suisse
Sell
USD 12 3.000%
(2)
05/11/63
(1) — (1)
CMBX NA Index Credit Suisse
Sell
USD 147 3.000%
(2)
05/11/63
(16) 7 (9)
CMBX NA Index Credit Suisse
Sell
USD 900 5.000%
(2)
05/11/63
(160) 34 (126)
CMBX NA Index Credit Suisse
Purchase
USD 169 (5.000%)
(2)
11/17/59
21 (10) 11
CMBX NA Index Credit Suisse
Purchase
USD 320 (5.000%)
(2)
11/17/59
37 (16) 21

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
168 Unconstrained Total Return Fund
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Credit Suisse
Purchase
USD 321 (5.000%)
(2)
11/17/59
42 (21) 21
CMBX NA Index Credit Suisse
Sell
USD 253 5.000%
(2)
01/17/47
(33) 19 (14)
CMBX NA Index Goldman Sachs
Purchase
USD 37 (5.000%)
(2)
09/17/58
6 (4) 2
CMBX NA Index Goldman Sachs
Sell
USD 74 3.000%
(2)
05/11/63
(4) (1) (5)
CMBX NA Index Goldman Sachs
Sell
USD 90 3.000%
(2)
05/11/63
(5) (1) (6)
CMBX NA Index Goldman Sachs
Purchase
USD 74 (5.000%)
(2)
09/17/58
11 (8) 3
CMBX NA Index Goldman Sachs
Sell
USD 229 5.000%
(2)
05/11/63
(26) (6) (32)
CMBX NA Index Goldman Sachs
Sell
USD 3,159 3.000%
(2)
05/11/63
(252) 55 (197)
CMBX NA Index Goldman Sachs
Purchase
USD 79 (5.000%)
(2)
05/11/63
10 1 11
CMBX NA Index Goldman Sachs
Sell
USD 14 5.000%
(2)
05/11/63
(2) — (2)
CMBX NA Index Goldman Sachs
Sell
USD 115 5.000%
(2)
05/11/63
(13) (3) (16)
CMBX NA Index Goldman Sachs
Purchase
USD 54 (5.000%)
(2)
01/17/47
8 (5) 3
CMBX NA Index Goldman Sachs
Purchase
USD 98 (5.000%)
(2)
01/17/47
15 (10) 5
CMBX NA Index Goldman Sachs
Purchase
USD 240 (5.000%)
(2)
01/17/47
40 (27) 13
CMBX NA Index Goldman Sachs
Purchase
USD 54 (5.000%)
(2)
09/17/58
2 — 2
CMBX NA Index Goldman Sachs
Sell
USD 184 3.000%
(2)
05/11/63
(19) 8 (11)
CMBX NA Index Goldman Sachs
Sell
USD 69 3.000%
(2)
01/17/47
(7) 7 —
CMBX NA Index Goldman Sachs
Sell
USD 150 3.000%
(2)
05/11/63
(15) 6 (9)
CMBX NA Index Goldman Sachs
Sell
USD 3,037 3.000%
(2)
01/17/47
(205) 194 (11)
CMBX NA Index Goldman Sachs
Sell
USD 44 3.000%
(2)
05/11/63
(3) — (3)
CMBX NA Index Goldman Sachs
Sell
USD 30 3.000%
(2)
05/11/63
(2) — (2)
CMBX NA Index Goldman Sachs
Sell
USD 1 3.000%
(2)
05/11/63
— — —
CMBX NA Index Goldman Sachs
Sell
USD 61 3.000%
(2)
05/11/63
(6) 2 (4)
CMBX NA Index Goldman Sachs
Sell
USD 73 3.000%
(2)
05/11/63
(10) 5 (5)
CMBX NA Index Goldman Sachs
Purchase
USD 40 (5.000%)
(2)
09/17/58
6 (4) 2
CMBX NA Index Goldman Sachs
Sell
USD 88 3.000%
(2)
05/11/63
(9) 4 (5)
CMBX NA Index Goldman Sachs
Sell
USD 145 3.000%
(2)
05/11/63
(16) 7 (9)
CMBX NA Index Goldman Sachs
Sell
USD 9,000 3.000%
(2)
05/11/63
(1,407) 845 (562)
CMBX NA Index Goldman Sachs
Sell
USD 50 3.000%
(2)
05/11/63
(4) 1 (3)
CMBX NA Index Goldman Sachs
Sell
USD 76 3.000%
(2)
05/11/63
(8) 3 (5)
CMBX NA Index Goldman Sachs
Sell
USD 84 3.000%
(2)
05/11/63
(12) 7 (5)
CMBX NA Index Goldman Sachs
Sell
USD 58 3.000%
(2)
05/11/63
(9) 5 (4)
CMBX NA Index Goldman Sachs
Sell
USD 146 3.000%
(2)
05/11/63
(14) 5 (9)
CMBX NA Index Goldman Sachs
Sell
USD 255 3.000%
(2)
05/11/63
(20) 4 (16)
CMBX NA Index Goldman Sachs
Sell
USD 3,500 3.000%
(2)
05/11/63
(425) 206 (219)
CMBX NA Index Goldman Sachs
Sell
USD 149 3.000%
(2)
05/11/63
(11) 2 (9)
CMBX NA Index Goldman Sachs
Sell
USD 304 3.000%
(2)
05/11/63
(48) 29 (19)
CMBX NA Index Goldman Sachs
Sell
USD 500 3.000%
(2)
05/11/63
(42) 11 (31)
CMBX NA Index Goldman Sachs
Sell
USD 13,200 3.000%
(2)
05/11/63
(1,662) 838 (824)
CMBX NA Index Goldman Sachs
Sell
USD 362 3.000%
(2)
05/11/63
(29) 6 (23)
CMBX NA Index Goldman Sachs
Sell
USD 23 3.000%
(2)
01/17/47
(2) 2 —
CMBX NA Index JPMorgan Chase
Sell
USD 79 3.000%
(2)
05/11/63
(7) 2 (5)
CMBX NA Index JPMorgan Chase
Sell
USD 70 3.000%
(2)
05/11/63
(7) 3 (4)
CMBX NA Index JPMorgan Chase
Sell
USD 55 3.000%
(2)
05/11/63
(6) 3 (3)
CMBX NA Index JPMorgan Chase
Sell
USD 42 3.000%
(2)
05/11/63
(4) 1 (3)
CMBX NA Index JPMorgan Chase
Sell
USD 331 5.000%
(2)
11/17/59
(26) 4 (22)
CMBX NA Index JPMorgan Chase
Purchase
USD 44 (3.000%)
(2)
01/17/47
2 (2) —
CMBX NA Index JPMorgan Chase
Purchase
USD 45 (5.000%)
(2)
11/18/54
2 — 2
CMBX NA Index JPMorgan Chase
Purchase
USD 331 (5.000%)
(2)
08/17/61
30 (9) 21
CMBX NA Index JPMorgan Chase
Purchase
USD 101 (5.000%)
(2)
11/18/54
7 (2) 5

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 169
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index JPMorgan Chase
Purchase
USD 106 (5.000%)
(2)
09/17/58
16 (12) 4
CMBX NA Index JPMorgan Chase
Purchase
USD 105 (5.000%)
(2)
09/17/58
4 1 5
CMBX NA Index JPMorgan Chase
Purchase
USD 173 (5.000%)
(2)
09/17/58
24 (17) 7
CMBX NA Index JPMorgan Chase
Purchase
USD 128 (5.000%)
(2)
09/17/58
7 (2) 5
CMBX NA Index JPMorgan Chase
Purchase
USD 1,538 (5.000%)
(2)
01/17/47
180 (96) 84
CMBX NA Index JPMorgan Chase
Purchase
USD 11 (5.000%)
(2)
09/17/58
2 (2) —
CMBX NA Index JPMorgan Chase
Purchase
USD 53 (5.000%)
(2)
09/17/58
8 (6) 2
CMBX NA Index JPMorgan Chase
Purchase
USD 71 (5.000%)
(2)
09/17/58
10 (7) 3
CMBX NA Index JPMorgan Chase
Purchase
USD 67 (5.000%)
(2)
11/18/54
5 (1) 4
CMBX NA Index JPMorgan Chase
Sell
USD 265 5.000%
(2)
01/17/47
(14) — (14)
CMBX NA Index JPMorgan Chase
Sell
USD 3 3.000%
(2)
05/11/63
— — —
CMBX NA Index JPMorgan Chase
Sell
USD 12,709 3.000%
(2)
05/11/63
(1,646) 853 (793)
CMBX NA Index JPMorgan Chase
Sell
USD 183 5.000%
(2)
05/11/63
(43) 17 (26)
CMBX NA Index JPMorgan Chase
Purchase
USD 193 (3.000%)
(2)
01/17/47
9 (8) 1
CMBX NA Index JPMorgan Chase
Sell
USD 64 3.000%
(2)
05/11/63
(4) — (4)
CMBX NA Index JPMorgan Chase
Sell
USD 31 3.000%
(2)
05/11/63
(2) — (2)
CMBX NA Index JPMorgan Chase
Sell
USD 117 5.000%
(2)
05/11/63
(17) 1 (16)
CMBX NA Index JPMorgan Chase
Purchase
USD 921 (3.000%)
(2)
01/17/47
34 (31) 3
CMBX NA Index JPMorgan Chase
Purchase
USD 155 (3.000%)
(2)
05/11/63
10 — 10
CMBX NA Index JPMorgan Chase
Sell
USD 396 5.000%
(2)
05/11/63
(45) (10) (55)
CMBX NA Index JPMorgan Chase
Sell
USD 201 5.000%
(2)
05/11/63
(41) 13 (28)
CMBX NA Index Merrill Lynch
Sell
USD 999 5.000%
(2)
05/11/63
(112) (28) (140)
CMBX NA Index Merrill Lynch
Sell
USD 2,705 3.000%
(2)
05/11/63
(240) 71 (169)
CMBX NA Index Merrill Lynch
Purchase
USD 1,649 (5.000%)
(2)
09/17/58
64 7 71
CMBX NA Index Merrill Lynch
Purchase
USD 310 (5.000%)
(2)
11/17/59
18 2 20
CMBX NA Index Merrill Lynch
Sell
USD 115 3.000%
(2)
05/11/63
(9) 2 (7)
CMBX NA Index Merrill Lynch
Sell
USD 160 3.000%
(2)
05/11/63
(14) 4 (10)
CMBX NA Index Merrill Lynch
Purchase
USD 291 (5.000%)
(2)
11/18/54
16 (1) 15
CMBX NA Index Morgan Stanley
Sell
USD 11 3.000%
(2)
05/11/63
(1) — (1)
CMBX NA Index Morgan Stanley
Purchase
USD 76 (5.000%)
(2)
09/17/58
4 (1) 3
CMBX NA Index Morgan Stanley
Purchase
USD 154 (5.000%)
(2)
09/17/58
6 1 7
CMBX NA Index Morgan Stanley
Purchase
USD 127 (5.000%)
(2)
09/17/58
18 (13) 5
CMBX NA Index Morgan Stanley
Purchase
USD 90 (5.000%)
(2)
09/17/58
13 (9) 4
CMBX NA Index Morgan Stanley
Purchase
USD 15 (5.000%)
(2)
09/17/58
1 — 1
CMBX NA Index Morgan Stanley
Purchase
USD 85 (3.000%)
(2)
01/17/47
3 (3) —
CMBX NA Index Morgan Stanley
Purchase
USD 187 (5.000%)
(2)
01/17/47
35 (25) 10
CMBX NA Index Morgan Stanley
Sell
USD 3 3.000%
(2)
05/11/63
— — —
CMBX NA Index Morgan Stanley
Purchase
USD 44 (5.000%)
(2)
09/17/58
2 — 2
CMBX NA Index Morgan Stanley
Purchase
USD 1,162 (5.000%)
(2)
01/17/47
185 (122) 63
CMBX NA Index Morgan Stanley
Sell
USD 44 3.000%
(2)
05/11/63
(4) 1 (3)
CMBX NA Index Morgan Stanley
Sell
USD 41 3.000%
(2)
05/11/63
(5) 2 (3)
CMBX NA Index Morgan Stanley
Sell
USD 16 3.000%
(2)
05/11/63
(2) 1 (1)
CMBX NA Index Morgan Stanley
Sell
USD 14 3.000%
(2)
05/11/63
(1) — (1)
CMBX NA Index Morgan Stanley
Sell
USD 6 3.000%
(2)
05/11/63
(1) 1 —
CMBX NA Index Morgan Stanley
Sell
USD 3 3.000%
(2)
05/11/63
— — —
CMBX NA Index Morgan Stanley
Purchase
USD 77 (5.000%)
(2)
09/17/58
12 (9) 3
CMBX NA Index Morgan Stanley
Sell
USD 85 3.000%
(2)
05/11/63
(9) 4 (5)
CMBX NA Index Morgan Stanley
Sell
USD 157 3.000%
(2)
05/11/63
(21) 11 (10)
CMBX NA Index Morgan Stanley
Sell
USD 127 3.000%
(2)
05/11/63
(16) 8 (8)
CMBX NA Index Morgan Stanley
Sell
USD 48 3.000%
(2)
05/11/63
(3) — (3)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
170 Unconstrained Total Return Fund
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Morgan Stanley
Sell
USD 82 3.000%
(2)
05/11/63
(6) 1 (5)
CMBX NA Index Morgan Stanley
Sell
USD 57 3.000%
(2)
05/11/63
(7) 3 (4)
CMBX NA Index Morgan Stanley
Sell
USD 15 3.000%
(2)
05/11/63
(2) 1 (1)
CMBX NA Index Morgan Stanley
Purchase
USD 112 (5.000%)
(2)
09/17/58
15 (10) 5
CMBX NA Index Morgan Stanley
Purchase
USD 116 (5.000%)
(2)
09/17/58
15 (10) 5
CMBX NA Index Morgan Stanley
Purchase
USD 82 (5.000%)
(2)
08/17/61
6 (1) 5
CMBX NA Index Morgan Stanley
Purchase
USD 55 (5.000%)
(2)
08/17/61
4 (1) 3
CMBX NA Index Morgan Stanley
Purchase
USD 25 (5.000%)
(2)
08/17/61
2 — 2
CMBX NA Index Morgan Stanley
Sell
USD 7 2.000%
(2)
05/11/63
— — —
CMBX NA Index Morgan Stanley
Sell
USD 122 3.000%
(2)
05/11/63
(14) 6 (8)
CMBX NA Index Morgan Stanley
Purchase
USD 155 (5.000%)
(2)
11/17/59
16 (6) 10
CMBX NA Index Morgan Stanley
Sell
USD 8 3.000%
(2)
05/11/63
(1) 1 —
CMBX NA Index Morgan Stanley
Sell
USD 66 3.000%
(2)
05/11/63
(6) 2 (4)
CMBX NA Index Morgan Stanley
Sell
USD 95 3.000%
(2)
05/11/63
(8) 2 (6)
CMBX NA Index Morgan Stanley
Sell
USD 111 3.000%
(2)
05/11/63
(10) 3 (7)
CMBX NA Index Morgan Stanley
Sell
USD 61 3.000%
(2)
05/11/63
(7) 3 (4)
CMBX NA Index Morgan Stanley
Sell
USD 94 3.000%
(2)
05/11/63
(11) 5 (6)
CMBX NA Index Morgan Stanley
Sell
USD 84 3.000%
(2)
05/11/63
(9) 4 (5)
CMBX NA Index Morgan Stanley
Sell
USD 64 3.000%
(2)
05/11/63
(6) 2 (4)
CMBX NA Index Morgan Stanley
Sell
USD 360 5.000%
(2)
05/11/63
(83) 33 (50)
CMBX NA Index Morgan Stanley
Sell
USD 358 5.000%
(2)
05/11/63
(85) 35 (50)
CMBX NA Index Morgan Stanley
Sell
USD 179 5.000%
(2)
05/11/63
(42) 17 (25)
CMBX NA Index Morgan Stanley
Purchase
USD 19 (5.000%)
(2)
09/17/58
2 (1) 1
CMBX NA Index Morgan Stanley
Purchase
USD 115 (5.000%)
(2)
09/17/58
15 (10) 5
CMBX NA Index Morgan Stanley
Sell
USD 27 5.000%
(2)
05/11/63
(3) (1) (4)
CMBX NA Index Morgan Stanley
Purchase
USD 105 (5.000%)
(2)
09/17/58
15 (10) 5
CMBX NA Index Morgan Stanley
Purchase
USD 101 (5.000%)
(2)
09/17/58
6 (2) 4
CMBX NA Index Morgan Stanley
Purchase
USD 101 (5.000%)
(2)
09/17/58
6 (2) 4
CMBX NA Index Morgan Stanley
Sell
USD 24 3.000%
(2)
05/11/63
(3) 2 (1)
CMBX NA Index Morgan Stanley
Purchase
USD 100 (5.000%)
(2)
09/17/58
6 (2) 4
CMBX NA Index Morgan Stanley
Purchase
USD 54 (5.000%)
(2)
09/17/58
8 (6) 2
CMBX NA Index Morgan Stanley
Purchase
USD 54 (5.000%)
(2)
09/17/58
8 (6) 2
CMBX NA Index Morgan Stanley
Purchase
USD 69 (5.000%)
(2)
01/17/47
12 (8) 4
CMBX NA Index Morgan Stanley
Sell
USD 28 3.000%
(2)
05/11/63
(3) 1 (2)
CMBX NA Index Morgan Stanley
Purchase
USD 244 (5.000%)
(2)
01/17/47
46 (33) 13
CMBX NA Index Morgan Stanley
Sell
USD 36 3.000%
(2)
05/11/63
(4) 2 (2)
CMBX NA Index Morgan Stanley
Purchase
USD 73 (5.000%)
(2)
09/17/58
5 (2) 3
CMBX NA Index Morgan Stanley
Purchase
USD 188 (3.000%)
(2)
01/17/47
11 (10) 1
Total Open Credit Indices Contracts (6,192) 2,702 (3,490)
Total Open Credit Default Swap Contracts (å) (4,541) 2,642
(1,899)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 171
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 1,039 $ —
$ —
$ 1,039
Corporate Bonds and Notes — 62,768 —
—
62,768
International Debt — 64,512 —
—
64,512
Loan Agreements — 120,707 —
—
120,707
Mortgage-Backed Securities — 137,154 —
—
137,154
Non-US Bonds — 47,871 —
—
47,871
Common Stocks — 12 —
—
12
Options Purchased 3,077 1,332 —
—
4,409
Warrants & Rights — 51 —
—
51
Short-Term Investments — 88,363 818
162,619
251,800
Total Investments 3,077 523,809 818 162,619 690,323
Other Financial Instruments
Assets
Futures Contracts 1,904 — — — 1,904
Foreign Currency Exchange Contracts — 975 — — 975
Interest Rate Swap Contracts — 2,662 — — 2,662
Credit Default Swap Contracts — 2,761 — — 2,761
Total Return Swap Contracts — 103 — — 103
Liabilities
Futures Contracts (1,669) — — — (1,669)
Options Written (2,381) (583) — — (2,964)
Foreign Currency Exchange Contracts — (594) — — (594)
Interest Rate Swap Contracts — (3,298) — — (3,298)
Credit Default Swap Contracts — (4,660) — — (4,660)
Total Return Swap Contracts — (103) — — (103)
Total Other Financial Instruments
*
$ (2,146) $ (2,737) $ — $ — $ (4,883)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2020, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
1,376
Belgium ..................................................................................
2,534
Bermuda .................................................................................
490

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
172 Unconstrained Total Return Fund
Amounts in thousands
Country Exposure
Fair Value
$
Brazil ......................................................................................
1,059
Canada ....................................................................................
3,770
Cayman Islands .......................................................................
11,261
China ......................................................................................
456
Finland ...................................................................................
1,868
France .....................................................................................
27,164
Germany .................................................................................
13,722
Ireland ....................................................................................
10,292
Italy ........................................................................................
10,461
Japan ......................................................................................
12,580
Luxembourg ............................................................................
8,491
Mexico ....................................................................................
3,460
Netherlands ............................................................................
20,108
Norway ....................................................................................
2,752
Spain .......................................................................................
2,630
Sweden ....................................................................................
1,263
Turkey .....................................................................................
2,037
United Kingdom ......................................................................
10,179
United States ...........................................................................
541,925
Virgin Islands, British .............................................................
445
Total Investments .................................................................... 690,323

Russell Investment Company
Strategic Bond Fund
Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 173
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 88.2%
Asset-Backed Securities - 4.9%
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A2
6.336% due 02/25/38 (~)(Ê)(Þ) 3,533 3,374
AEP Texas Restoration Funding LLC
Series 2019-1 Class A2
2.294% due 08/01/31 4,334 4,428
AmeriCredit Automobile Receivables
Trust
Series 2019-1 Class A2A
2.930% due 06/20/22 3,557 3,571
Applebee's Funding LLC / IHOP
Funding LLC
Series 2019-1A Class A2I
4.194% due 06/07/49 (Þ) 1,530 1,569
Avis Budget Rental Car Funding  LLC
Series 2019-2A Class A
3.350% due 09/22/25 (Þ) 1,420 1,504
BCAP LLC Trust
Series 2010-RR7 Class 3A12
3.937% due 08/26/35 (~)(Ê)(Þ) 5,233 4,869
Series 2014-RR3 Class 5A2
0.917% due 10/26/36 (~)(Ê)(Þ) 3,746 3,577
Blackbird Capital Aircraft Lease
Securitization, Ltd.
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ) 6,481 6,437
CAL Funding III, Ltd.
Series 2017-1A Class A
3.620% due 06/25/42 (Þ) 3,894 3,897
Centex Home Equity Loan Trust
Series 2006-A Class AV4
2.073% due 06/25/36 (Ê) 876 875
Conseco Finance Corp.
Series 1996-4 Class M1
7.750% due 06/15/27 (~)(Ê) 1,230 1,237
Countrywide Asset-Backed Certificates
Series 2007-4 Class A4W
4.668% due 04/25/47 8,252 8,793
Credit Suisse Mortgage Securities Corp.
Trust
Series 2019-RIO Class A
4.764% due 12/15/21 2,810 2,810
Dividend Solar Loans LLC
Series 2019-1 Class A
3.670% due 08/22/39 (Þ) 1,552 1,578
Fannie Mae Grantor Trust
Series 2017-T1 Class A
2.898% due 06/25/27 200 211
Fieldstone Mortgage Investment Trust
Series 2004-4 Class M3
3.773% due 10/25/35 (Ê) 1,040 1,047
Ford Credit Auto Owner Trust
Series 2017-C Class A3
2.010% due 03/15/22 744 745
Ford Credit Floorplan Master Owner
Trust A
Series 2018-4 Class A
4.060% due 11/15/30 1,580 1,789
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2017-SR01 Class A3
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.089% due 11/25/27 370 390
Ginnie Mae II
Series 2007-HE2 Class A3
6.193% due 12/25/37 (~)(Ê) 268 270
GMACM Home Equity Loan Trust
Series 2007-HE2 Class A2
6.054% due 12/25/37 (~)(Ê) 1,045 1,050
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
3.846% due 08/21/31 (Ê) 4,825 4,690
GSAA Home Equity Trust
Series 2006-S1 Class 2M2
5.850% due 08/25/34 (~)(Ê)(Þ) 1,305 1,307
Helios Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 945 1,012
Hertz Vehicle Financing II LP
Series 2019-3A Class A
2.670% due 12/26/25 (Þ) 3,500 3,573
Home Equity Asset Trust
Series 2005-9 Class M1
2.233% due 04/25/36 (Ê) 2,760 2,759
Series 2006-3 Class M1
0.982% due 07/25/36 (Ê) 3,950 3,924
Series 2006-4 Class 2A4
2.103% due 08/25/36 (Ê) 3,900 3,893
Irwin Home Equity Loan Trust
Series 2006-1 Class 2A3
6.270% due 09/25/35 (~)(Ê) 1,173 1,215
IXIS Real Estate Capital Trust
Series 2006-HE1 Class A3
0.992% due 03/25/36 (Ê) 1,385 844
Series 2006-HE1 Class A4
2.423% due 03/25/36 (Ê) 3,763 2,343
Series 2006-HE2 Class A3
0.752% due 08/25/36 (Ê) 562 223
Series 2006-HE2 Class A4
2.083% due 08/25/36 (Ê) 4,648 1,889
Series 2007-HE1 Class A3
0.752% due 05/25/37 (Ê) 6,204 2,199
Lehman ABS Manufactured Housing
Contract Trust
Series 2001-B Class M1
6.630% due 04/15/40 (~)(Ê) 1,373 1,480
Long Beach Mortgage Loan Trust
Series 2004-1 Class M1
2.573% due 02/25/34 (Ê) 2,026 2,014
Master Asset Backed Securities Trust
Series 2006-HE5 Class A3
1.983% due 11/25/36 (Ê) 2,715 1,886
Merrill Lynch Mortgage Investors Trust
Series 2006-FF1 Class M4
0.962% due 08/25/36 (Ê) 5,348 5,343
Mid-State Capital Corp. Trust
Series 2005-1 Class A
5.745% due 01/15/40 1,145 1,244
Navient Student Loan Trust
Series 2017-1A Class A3
2.973% due 07/26/66 (Ê)(Þ) 1,390 1,397
Series 2020-A Class A2B
3.084% due 11/15/68 (Ê)(Þ) 1,190 1,190
Newcastle Mortgage Securities Trust
Series 2006-1 Class M3

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
174 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.213% due 03/25/36 (Ê) 5,600 5,532
Option One Mortgage Loan Trust
Series 2004-3 Class M1
2.603% due 11/25/34 (Ê) 1,530 1,533
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 4,509 4,564
PFCA Home Equity Investment Trust
Series 2003-IFC6 Class A
4.354% due 04/22/35 (~)(Ê)(Þ) 1,278 1,291
Popular ABS Mortgage Pass-Through
Trust
Series 2006-D Class A3
2.083% due 11/25/36 (Ê) 4,242 4,197
RAMP Trust
Series 2006-RZ1 Class M4
2.393% due 03/25/36 (Ê) 5,000 4,883
Renaissance Home Equity Loan Trust
Series 2006-1 Class AF6
5.746% due 05/25/36 (~)(Ê) 1,284 844
SBA Small Business Investment Cos.
Series 2018-10B Class 1
3.548% due 09/10/28 258 275
Series 2019-10A Class 1
3.113% due 03/10/29 732 775
SLM Private Credit Student Loan Trust
Series 2005-B Class A4
2.449% due 06/15/39 (Ê) 1,458 1,433
Soundview Home Equity Loan Trust
Series 2006-EQ1 Class A3
1.821% due 10/25/36 1,006 1,003
Soundview Home Loan Trust
Series 2005-4 Class M2
1.062% due 03/25/36 (Ê) 3,388 3,389
Springcastle SPV
Series 2019-AA Class A
3.200% due 05/27/36 (Þ) 18,018 18,233
Structured Asset Securities Corp.
Mortgage Loan Trust
Series 2006-BC2 Class A3
1.973% due 09/25/36 (Ê) 2,113 2,058
Series 2006-BC6 Class A4
0.762% due 01/25/37 (Ê) 3,249 3,210
Textainer Marine Containers, Ltd.
Series 2017-2A Class A
3.520% due 06/20/42 (Þ) 4,356 4,391
Towd Point Mortgage Trust
Series 2018-4 Class A1
3.000% due 06/25/58 (~)(Ê)(Þ) 4,636 4,783
Towd Point Mortgage Trust
Series 2015-2 Class 1A12
2.750% due 11/25/60 (~)(Ê)(Þ) 963 966
Series 2016-3 Class A1
2.250% due 04/25/56 (~)(Ê)(Þ) 1,347 1,349
Series 2017-3 Class A1
2.750% due 07/25/57 (~)(Ê)(Þ) 2,930 2,972
Series 2017-4 Class A1
2.750% due 06/25/57 (~)(Ê)(Þ) 2,486 2,532
Series 2019-1 Class A1
3.750% due 03/25/58 (~)(Ê)(Þ) 5,455 5,756
Series 2019-4 Class A1
2.900% due 07/25/59 (~)(Ê)(Þ) 7,436 7,643
Triton Container Finance IV LLC
Series 2017-2A Class A
3.620% due 08/20/42 (Þ) 3,355 3,393
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Triton Container Finance VI LLC
Series 2017-1A Class A
3.520% due 06/20/42 (Þ) 1,500 1,520
United States Small Business
Administration
Series 2019-20D Class 1
2.980% due 04/01/39 321 338
Series 2019-25G Class 1
2.690% due 07/01/44 315 330
Voya CLO, Ltd.
Series 2017-1A Class A1R
3.345% due 01/18/29 (Ê)(Þ) 6,878 6,879
194,518
Corporate Bonds and Notes - 18.3%
3M Co.
2.750% due 03/01/22 456 467
2.250% due 03/15/23 3,006 3,061
2.375% due 08/26/29 310 314
ABB Finance USA, Inc.
2.875% due 05/08/22 2,985 3,066
Abbott Laboratories
3.750% due 11/30/26 351 390
4.750% due 11/30/36 300 385
4.900% due 11/30/46 280 379
AbbVie, Inc.
2.300% due 05/14/21 1,115 1,122
2.300% due 11/21/22 (Þ) 1,730 1,750
3.750% due 11/14/23 500 532
2.600% due 11/21/24 (Þ) 1,620 1,656
3.600% due 05/14/25 1,400 1,496
2.950% due 11/21/26 (Þ) 340 351
3.200% due 11/21/29 (Þ) 690 721
AECOM Global II LLC / URS Fox US,
LP
5.000% due 04/01/22 168 174
Aetna, Inc.
2.800% due 06/15/23 1,200 1,233
Allegheny Technologies, Inc.
7.875% due 08/15/23 191 209
Allergan Finance LLC
3.250% due 10/01/22 2,934 3,028
Allergan Sales LLC
5.000% due 12/15/21 (Þ) 2,857 2,995
Allergan, Inc.
2.800% due 03/15/23 1,327 1,351
Altria Group, Inc.
4.750% due 05/05/21 2,872 2,977
3.490% due 02/14/22 180 186
2.850% due 08/09/22 480 491
3.800% due 02/14/24 510 543
4.400% due 02/14/26 1,140 1,259
4.800% due 02/14/29 870 986
10.200% due 02/06/39 1,735 2,859
5.800% due 02/14/39 60 73
5.950% due 02/14/49 80 100
Amazon.com, Inc.
2.500% due 11/29/22 2,966 3,039
4.950% due 12/05/44 400 544
Series WI
3.150% due 08/22/27 370 400
3.875% due 08/22/37 270 317
4.050% due 08/22/47 340 420

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 175
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
American Airlines Pass-Through Trust
Series 2013-2 Class A
4.950% due 01/15/23 472 495
American Express Co.
2.750% due 05/20/22 2,987 3,052
American Express Credit Corp.
2.250% due 05/05/21 3,007 3,031
American International Group, Inc.
3.750% due 07/10/25 540 585
Amgen, Inc.
3.875% due 11/15/21 1,404 1,451
2.650% due 05/11/22 1,346 1,371
3.625% due 05/22/24 100 107
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
3.650% due 02/01/26 820 891
4.900% due 02/01/46 390 487
Anheuser-Busch InBev Finance, Inc.
3.300% due 02/01/23 2,563 2,677
Anheuser-Busch InBev Worldwide, Inc.
2.500% due 07/15/22 2,059 2,105
4.150% due 01/23/25 1,330 1,467
4.000% due 04/13/28 200 224
4.750% due 01/23/29 20 24
5.550% due 01/23/49 760 1,039
Anthem, Inc.
3.700% due 08/15/21 250 257
3.125% due 05/15/22 469 483
2.950% due 12/01/22 370 381
3.350% due 12/01/24 170 180
3.650% due 12/01/27 390 421
Aon Corp.
8.205% due 01/01/27 1,109 1,436
Apache Corp.
3.250% due 04/15/22 79 81
4.375% due 10/15/28 990 1,053
4.250% due 01/15/30 600 634
5.100% due 09/01/40 900 910
4.750% due 04/15/43 180 176
4.250% due 01/15/44 120 111
Apple, Inc.
2.400% due 05/03/23 2,967 3,041
2.450% due 08/04/26 1,850 1,909
Arconic, Inc.
5.400% due 04/15/21 540 556
5.900% due 02/01/27 312 354
5.950% due 02/01/37 64 71
Ares Capital Corp.
3.500% due 02/10/23 1,176 1,206
Arrow Electronics, Inc.
4.000% due 04/01/25 3,000 3,193
Ashtead Capital, Inc.
4.000% due 05/01/28 (Þ) 570 584
Associated Bank NA
Series BKNT
3.500% due 08/13/21 1,270 1,295
AT&T, Inc.
3.000% due 02/15/22 250 256
3.400% due 05/15/25 90 96
3.875% due 01/15/26 2,839 3,093
3.800% due 02/15/27 330 360
4.250% due 03/01/27 200 223
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.500% due 09/01/37 200 278
4.800% due 06/15/44 990 1,153
4.350% due 06/15/45 480 532
Avnet, Inc.
4.875% due 12/01/22 1,230 1,309
Axis Bank, Ltd.
3.000% due 08/08/22 (Þ) 3,134 3,161
BAC Capital Trust XIV
Series G
4.000% due 09/29/49 (Ê)(ƒ) 500 468
Bank of America Corp.
5.000% due 05/13/21 1,185 1,234
3.550% due 03/05/24 (Ê) 710 743
4.000% due 01/22/25 580 628
3.366% due 01/23/26 (Ê) 1,000 1,062
4.250% due 10/22/26 1,810 2,022
3.559% due 04/23/27 (Ê) 1,000 1,078
4.271% due 07/23/29 (Ê) 400 457
3.974% due 02/07/30 (Ê) 70 79
4.330% due 03/15/50 (Ê) 60 75
Series AA
6.100% due 12/31/49 (Ê)(ƒ) 40 45
Series GMTN
3.300% due 01/11/23 1,360 1,420
4.450% due 03/03/26 160 179
3.500% due 04/19/26 4,150 4,463
3.593% due 07/21/28 (Ê) 180 196
Series WI
3.004% due 12/20/23 (Ê) 267 275
3.419% due 12/20/28 (Ê) 3,693 3,968
Barrick NA Finance LLC
5.700% due 05/30/41 800 1,048
BAT Capital Corp.
Series WI
3.557% due 08/15/27 1,890 1,977
4.540% due 08/15/47 720 746
Bayer US Finance II LLC
3.500% due 06/25/21 (Þ) 2,958 3,022
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 1,253 1,321
BB&T Corp.
2.050% due 05/10/21 3,019 3,033
Becton Dickinson and Co.
3.363% due 06/06/24 1,220 1,287
3.734% due 12/15/24 2,989 3,210
4.685% due 12/15/44 79 97
Bed Bath & Beyond, Inc.
4.915% due 08/01/34 56 45
5.165% due 08/01/44 156 115
Berkshire Hathaway Energy Co.
Series WI
3.500% due 02/01/25 2,864 3,069
Berkshire Hathaway Finance Corp.
4.250% due 01/15/49 950 1,164
Berkshire Hathaway, Inc.
3.125% due 03/15/26 2,880 3,084
Blue Racer Midstream LLC / Blue Racer
Finance Corp.
6.125% due 11/15/22 (Þ) 170 166
BMW US Capital LLC
2.000% due 04/11/21 (Þ) 2,046 2,053
1.850% due 09/15/21 (Þ) 1,329 1,332

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
176 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Boardwalk Pipelines, LP
3.375% due 02/01/23 1,082 1,116
4.800% due 05/03/29 1,963 2,076
Boeing Co. (The)
3.100% due 05/01/26 120 125
2.700% due 02/01/27 140 143
2.800% due 03/01/27 150 153
3.200% due 03/01/29 980 1,032
3.250% due 02/01/35 1,060 1,100
3.750% due 02/01/50 200 216
BP Capital Markets America, Inc.
2.750% due 05/10/23 2,953 3,042
3.216% due 11/28/23 1,520 1,597
3.410% due 02/11/26 500 537
3.119% due 05/04/26 800 847
Branch Banking and Trust Co.
Series 5YR
2.625% due 01/15/22 2,972 3,021
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 3,362 3,232
Bristol-Myers Squibb Co.
2.250% due 08/15/21 (Þ) 350 353
2.600% due 05/16/22 (Þ) 420 429
3.550% due 08/15/22 (Þ) 200 209
2.900% due 07/26/24 (Þ) 1,240 1,297
3.875% due 08/15/25 (Þ) 300 329
3.200% due 06/15/26 (Þ) 860 915
3.900% due 02/20/28 (Þ) 1,305 1,465
3.400% due 07/26/29 (Þ) 790 866
5.000% due 08/15/45 (Þ) 480 642
Broadcom, Inc.
3.125% due 04/15/21 (Þ) 2,987 3,030
Brown & Brown, Inc.
4.200% due 09/15/24 2,873 3,129
Buckeye Partners, LP
4.150% due 07/01/23 625 632
4.125% due 12/01/27 180 178
Bunge, Ltd. Finance Corp.
4.350% due 03/15/24 1,050 1,119
Burlington Northern Santa Fe LLC
3.400% due 09/01/24 1,079 1,156
4.150% due 12/15/48 1,805 2,168
Cameron LNG LLC
2.902% due 07/15/31 (Þ) 180 186
3.302% due 01/15/35 (Þ) 550 581
Caterpillar Financial Services Corp.
Series I
2.650% due 05/17/21 1,195 1,211
Caterpillar, Inc.
3.900% due 05/27/21 1,167 1,202
CBL & Associates, LP
5.250% due 12/01/23 400 240
CC Holdings GS V LLC / Crown Castle
GS III Corp.
3.849% due 04/15/23 1,232 1,304
CDK Global, Inc.
Series WI
5.000% due 10/15/24 248 270
CenturyLink, Inc.
Series G
6.875% due 01/15/28 180 201
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series P
7.600% due 09/15/39 27 29
Series S
6.450% due 06/15/21 200 210
CF Industries, Inc.
3.450% due 06/01/23 52 53
5.150% due 03/15/34 156 180
4.950% due 06/01/43 117 125
5.375% due 03/15/44 210 236
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
5.050% due 03/30/29 500 575
5.375% due 04/01/38 550 641
5.750% due 04/01/48 2,520 3,019
Series WI
4.908% due 07/23/25 430 481
6.384% due 10/23/35 70 91
6.484% due 10/23/45 60 78
6.834% due 10/23/55 2,455 3,258
Chevron Corp.
2.100% due 05/16/21 1,205 1,213
2.566% due 05/16/23 1,973 2,029
Chubb INA Holdings, Inc.
3.350% due 05/03/26 260 281
Cigna Corp.
Series 144a
4.750% due 11/15/21 (Þ) 3,000 3,152
Series WI
3.400% due 09/17/21 300 308
3.750% due 07/15/23 800 846
4.125% due 11/15/25 640 704
4.375% due 10/15/28 1,180 1,332
Cimarex Energy Co.
4.375% due 06/01/24 150 159
3.900% due 05/15/27 870 903
4.375% due 03/15/29 330 350
Cintas Corp. No. 2
2.900% due 04/01/22 520 533
3.700% due 04/01/27 340 377
Cisco Systems, Inc.
1.850% due 09/20/21 3,281 3,295
Citigroup, Inc.
4.050% due 07/30/22 295 310
4.450% due 09/29/27 1,240 1,394
3.980% due 03/20/30 (Ê) 300 336
8.125% due 07/15/39 1,655 2,843
5.300% due 05/06/44 671 884
4.750% due 05/18/46 110 136
4.650% due 07/23/48 725 947
Series 9-RG
4.650% due 07/30/45 1,189 1,525
Series P
5.950% due 12/31/49 (Ê)(ƒ) 1,610 1,759
Cliffs Natural Resources, Inc.
6.250% due 10/01/40 34 29
CME Group, Inc.
5.300% due 09/15/43 200 284
CNH Industrial Capital LLC
3.875% due 10/15/21 1,188 1,223
CNOOC Finance USA LLC
3.500% due 05/05/25 1,540 1,631

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 177
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 2,416 2,923
Comcast Corp.
3.450% due 10/01/21 2,906 2,992
3.700% due 04/15/24 1,170 1,259
3.375% due 08/15/25 200 215
3.950% due 10/15/25 1,050 1,161
3.150% due 03/01/26 150 160
4.150% due 10/15/28 1,670 1,918
4.250% due 10/15/30 330 387
3.200% due 07/15/36 120 128
6.550% due 07/01/39 830 1,248
Series WI
3.999% due 11/01/49 207 240
Concho Resources, Inc.
4.375% due 01/15/25 370 383
3.750% due 10/01/27 430 454
4.300% due 08/15/28 1,170 1,280
Constellation Brands, Inc.
4.750% due 11/15/24 290 324
Continental Resources, Inc.
4.500% due 04/15/23 650 686
3.800% due 06/01/24 280 292
Series WI
4.375% due 01/15/28 440 464
Costco Wholesale Corp.
2.150% due 05/18/21 1,299 1,310
2.250% due 02/15/22 499 506
Crown Castle International Corp.
4.875% due 04/15/22 1,146 1,219
5.250% due 01/15/23 1,018 1,114
CSC Holdings LLC
Series 144a
5.375% due 07/15/23 (Þ) 360 368
CVS Health Corp.
3.350% due 03/09/21 149 152
2.750% due 12/01/22 170 174
3.700% due 03/09/23 800 839
2.625% due 08/15/24 500 512
4.100% due 03/25/25 950 1,034
4.300% due 03/25/28 2,950 3,273
3.250% due 08/15/29 685 711
4.780% due 03/25/38 290 339
5.125% due 07/20/45 710 858
5.050% due 03/25/48 780 942
Daimler Finance NA LLC
2.200% due 10/30/21 (Þ) 3,015 3,030
DCP Midstream LLC
6.450% due 11/03/36 (Þ) 110 116
6.750% due 09/15/37 (Þ) 288 310
5.600% due 04/01/44 175 170
Delhaize America, Inc.
9.000% due 04/15/31 809 1,238
Dell International LLC / EMC Corp.
4.420% due 06/15/21 (Þ) 920 948
Dell, Inc.
6.500% due 04/15/38 80 89
5.400% due 09/10/40 124 128
Delta Air Lines Pass-Through Trust
Series 2002-1
6.718% due 01/02/23 247 265
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Delta Air Lines, Inc.
3.625% due 03/15/22 1,036 1,069
2.900% due 10/28/24 170 172
Devon Energy Corp.
5.850% due 12/15/25 400 478
4.750% due 05/15/42 20 22
5.000% due 06/15/45 1,150 1,325
Devon Financing Co. LLC
7.875% due 09/30/31 650 935
Diageo Investment Corp.
2.875% due 05/11/22 600 616
Diamond Offshore Drilling, Inc.
3.450% due 11/01/23 81 67
4.875% due 11/01/43 178 87
Diamondback Energy, Inc.
Series WI
5.375% due 05/31/25 140 146
Discover Bank
Series BKNT
3.450% due 07/27/26 3,000 3,173
DISH DBS Corp.
Series WI
5.875% due 11/15/24 1,105 1,118
7.750% due 07/01/26 50 53
Dominion Energy, Inc.
0.000% due 08/15/21 (~)(Ê)(
ž )
3,016 3,048
7.000% due 06/15/38 150 217
Domtar Corp.
6.750% due 02/15/44 2,722 3,363
Dow Chemical Co. (The)
3.500% due 10/01/24 2,876 3,064
DowDuPont, Inc.
5.419% due 11/15/48 2,381 2,973
DPL, Inc.
4.350% due 04/15/29 (Þ) 164 163
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 250 342
Duke Energy Carolinas LLC
5.300% due 02/15/40 200 268
4.250% due 12/15/41 100 119
Duke Energy Corp.
3.750% due 04/15/24 2,829 3,026
Duke Energy Ohio, Inc.
3.650% due 02/01/29 140 157
Duke Energy Progress LLC
3.000% due 09/15/21 300 306
Eaton Corp.
2.750% due 11/02/22 1,180 1,212
4.150% due 11/02/42 80 96
Edgewell Personal Care Co.
4.700% due 05/19/21 375 384
4.700% due 05/24/22 38 39
Edison International
4.125% due 03/15/28 2,972 3,161
Embarq Corp.
7.995% due 06/01/36 443 492
EMC Corp.
3.375% due 06/01/23 410 416
EMD Finance LLC
3.250% due 03/19/25 (Þ) 1,282 1,352
Enbridge Energy Partners, LP
7.375% due 10/15/45 2,006 3,087
Energy Transfer Operating, LP

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
178 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.875% due 01/15/24 2,708 3,022
4.500% due 04/15/24 300 322
2.900% due 05/15/25 320 323
3.750% due 05/15/30 790 806
6.250% due 04/15/49 40 47
Series 10Y
4.950% due 06/15/28 90 100
Energy Transfer Partners, LP
Series F
6.750% due 12/31/99 (Ê)(ƒ) 170 170
EnLink Midstream Partners, LP
4.150% due 06/01/25 594 548
5.050% due 04/01/45 46 35
Enstar Group, Ltd.
4.950% due 06/01/29 2,800 3,128
Enterprise Products Operating LLC
3.500% due 02/01/22 2,934 3,032
4.150% due 10/16/28 1,010 1,132
2.800% due 01/31/30 380 385
7.550% due 04/15/38 40 60
4.850% due 03/15/44 40 47
4.200% due 01/31/50 420 451
EOG Resources, Inc.
4.150% due 01/15/26 200 222
3.900% due 04/01/35 520 593
EQM Midstream Partners, LP
Series 5Y
4.750% due 07/15/23 3,168 3,116
ERP Operating, LP
4.625% due 12/15/21 1,567 1,639
Exelon Corp.
3.497% due 06/01/22 1,180 1,217
Series WI
3.950% due 06/15/25 1,876 2,044
Exelon Generation Co. LLC
5.600% due 06/15/42 2,552 3,012
Exxon Mobil Corp.
2.726% due 03/01/23 3,346 3,449
3.043% due 03/01/26 750 798
4.114% due 03/01/46 250 302
FedEx Corp.
4.500% due 02/01/65 1,136 1,213
FirstEnergy Corp.
Series B
4.250% due 03/15/23 390 416
3.900% due 07/15/27 770 843
Series C
7.375% due 11/15/31 3,420 4,953
4.850% due 07/15/47 180 222
Ford Motor Credit Co. LLC
3.096% due 05/04/23 1,914 1,928
5.113% due 05/03/29 1,296 1,361
7.450% due 07/16/31 2,627 3,167
Series FXD
3.813% due 10/12/21 600 612
Fox Corp.
4.709% due 01/25/29 (Þ) 40 47
5.476% due 01/25/39 (Þ) 830 1,051
Freeport-McMoRan, Inc.
3.550% due 03/01/22 30 30
4.550% due 11/14/24 10 11
5.400% due 11/14/34 439 451
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.450% due 03/15/43 1,651 1,684
Fresenius Medical Care US Finance II,
Inc.
5.875% due 01/31/22 (Þ) 1,113 1,192
General Dynamics Corp.
3.000% due 05/11/21 1,516 1,543
General Electric Co.
5.300% due 02/11/21 690 711
Series GMTN
3.100% due 01/09/23 679 701
6.150% due 08/07/37 583 769
6.875% due 01/10/39 1,780 2,522
Series MTNA
6.750% due 03/15/32 2,501 3,346
General Motors Co.
4.875% due 10/02/23 3,280 3,557
6.250% due 10/02/43 450 533
General Motors Financial Co., Inc.
4.375% due 09/25/21 150 156
4.200% due 11/06/21 1,435 1,485
3.550% due 07/08/22 2,085 2,154
4.250% due 05/15/23 100 106
Genworth Holdings, Inc.
7.200% due 02/15/21 425 439
Series .
4.900% due 08/15/23 180 182
Georgia Power Co.
2.850% due 05/15/22 1,120 1,148
Gilead Sciences, Inc.
3.650% due 03/01/26 170 185
4.750% due 03/01/46 315 393
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 2,024 2,093
Glencore Funding LLC
4.125% due 05/30/23 (Þ) 240 252
4.125% due 03/12/24 (Þ) 2,160 2,297
4.000% due 03/27/27 (Þ) 1,060 1,124
3.875% due 10/27/27 (Þ) 170 178
GLP Capital, LP / GLP Financing II, Inc.
5.375% due 11/01/23 550 604
5.300% due 01/15/29 1,806 2,083
Goldman Sachs Capital I
6.345% due 02/15/34 794 1,078
Goldman Sachs Group, Inc. (The)
5.250% due 07/27/21 1,900 1,996
5.750% due 01/24/22 1,865 2,006
3.200% due 02/23/23 350 363
3.272% due 09/29/25 (Ê) 525 552
4.250% due 10/21/25 1,410 1,558
3.500% due 11/16/26 590 630
4.223% due 05/01/29 (Ê) 1,180 1,330
6.450% due 05/01/36 320 441
6.750% due 10/01/37 1,550 2,224
4.411% due 04/23/39 (Ê) 230 273
6.250% due 02/01/41 460 675
5.150% due 05/22/45 940 1,217
4.750% due 10/21/45 1,000 1,277
Halliburton Co.
3.800% due 11/15/25 470 509
4.850% due 11/15/35 680 782
Hanesbrands, Inc.
4.625% due 05/15/24 (Þ) 40 42

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 179
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 05/15/26 (Þ) 390 411
Harman International Industries, Inc.
4.150% due 05/15/25 1,003 1,090
Hasbro, Inc.
5.100% due 05/15/44 3,000 3,171
HCA, Inc.
5.250% due 04/15/25 250 284
4.500% due 02/15/27 70 77
5.625% due 09/01/28 170 197
5.500% due 06/15/47 2,723 3,235
Hilton Domestic Operating Co., Inc.
Series WI
5.125% due 05/01/26 100 105
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp.
Series WI
4.625% due 04/01/25 20 20
Home Depot, Inc. (The)
3.250% due 03/01/22 2,106 2,182
2.625% due 06/01/22 1,088 1,114
Honeywell International, Inc.
1.850% due 11/01/21 3,028 3,044
Humana, Inc.
3.150% due 12/01/22 100 103
3.950% due 03/15/27 330 361
3.125% due 08/15/29 300 310
4.625% due 12/01/42 150 174
4.950% due 10/01/44 120 146
4.800% due 03/15/47 30 36
Intel Corp.
3.300% due 10/01/21 2,932 3,016
3.700% due 07/29/25 150 164
International Business Machines Corp.
2.500% due 01/27/22 3,315 3,371
3.000% due 05/15/24 1,210 1,271
3.500% due 05/15/29 500 551
International Lease Finance Corp.
5.875% due 08/15/22 1,370 1,501
International Paper Co.
5.150% due 05/15/46 1,318 1,571
JC Penney Corp., Inc.
7.400% due 04/01/37 250 76
Jefferies Group LLC
6.500% due 01/20/43 2,635 3,307
Jefferies Group LLC / Jefferies Group
Capital Finance, Inc.
4.150% due 01/23/30 3,029 3,266
Johnson & Johnson
2.050% due 03/01/23 3,009 3,054
3.625% due 03/03/37 350 402
JPMorgan Chase & Co.
2.550% due 03/01/21 50 50
4.350% due 08/15/21 900 936
3.875% due 09/10/24 1,300 1,405
4.023% due 12/05/24 (Ê) 1,130 1,217
4.125% due 12/15/26 390 436
4.250% due 10/01/27 210 238
4.203% due 07/23/29 (Ê) 480 545
4.452% due 12/05/29 (Ê) 720 837
8.750% due 09/01/30 800 1,198
4.950% due 06/01/45 700 924
Keurig Dr Pepper, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
4.057% due 05/25/23 2,100 2,241
Kinder Morgan Energy Partners, LP
3.500% due 03/01/21 160 162
7.300% due 08/15/33 2,714 3,725
5.500% due 03/01/44 40 48
Kinder Morgan, Inc.
4.300% due 06/01/25 370 406
4.300% due 03/01/28 510 563
5.550% due 06/01/45 310 372
5.050% due 02/15/46 200 227
5.200% due 03/01/48 120 141
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 50 65
Kraft Heinz Foods Co.
4.875% due 02/15/25 (Þ) 137 141
Series WI
3.000% due 06/01/26 290 295
5.000% due 07/15/35 2,907 3,353
Kroger Co. (The)
2.800% due 08/01/22 3,000 3,076
L Brands, Inc.
6.950% due 03/01/33 127 114
L3Harris Technologies, Inc.
4.854% due 04/27/35 550 677
5.054% due 04/27/45 260 336
Lamb Weston Holdings, Inc.
4.875% due 11/01/26 (Þ) 350 369
Las Vegas Sands Corp.
3.200% due 08/08/24 1,030 1,064
3.500% due 08/18/26 200 209
Lennar Corp.
4.500% due 04/30/24 220 235
4.750% due 05/30/25 50 55
Series WI
5.000% due 06/15/27 30 33
4.750% due 11/29/27 700 775
Limited. Brands, Inc.
7.600% due 07/15/37 175 166
Lockheed Martin Corp.
Class Preference
4.500% due 05/15/36 100 124
Series 10YR
3.550% due 01/15/26 900 982
Lowe's Cos., Inc.
3.120% due 04/15/22 2,968 3,048
LyondellBasell Industries NV
5.750% due 04/15/24 967 1,105
Magellan Health, Inc.
Series 0005
4.900% due 09/22/24 121 126
Marathon Petroleum Corp.
5.000% due 09/15/54 1,051 1,171
Markel Corp.
5.000% due 05/20/49 2,599 3,226
Mars, Inc.
2.700% due 04/01/25 (Þ) 290 302
3.200% due 04/01/30 (Þ) 450 491
Marsh & McLennan Cos., Inc.
3.875% due 03/15/24 3,000 3,230
Masco Corp.
4.375% due 04/01/26 1,038 1,149

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
180 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mattel, Inc.
6.200% due 10/01/40 73 70
5.450% due 11/01/41 59 52
McDonald's Corp.
2.625% due 01/15/22 2,980 3,036
3.700% due 01/30/26 400 437
3.500% due 03/01/27 110 120
3.800% due 04/01/28 560 622
MDC Holdings, Inc.
6.000% due 01/15/43 176 196
Medtronic, Inc.
Series WI
3.150% due 03/15/22 1,171 1,208
3.500% due 03/15/25 285 309
MetLife, Inc.
6.400% due 12/15/36 670 843
Microsoft Corp.
2.650% due 11/03/22 1,755 1,805
2.875% due 02/06/24 1,910 2,003
2.700% due 02/12/25 240 251
2.400% due 08/08/26 520 539
3.300% due 02/06/27 2,190 2,398
3.450% due 08/08/36 20 23
3.750% due 02/12/45 1,000 1,172
MidAmerican Energy Co.
3.500% due 10/15/24 2,808 3,017
Midwest Connector Capital Co. LLC
3.900% due 04/01/24 (Þ) 2,885 3,064
Mondelez International, Inc.
3.625% due 05/07/23 2,868 3,027
Morgan Stanley
3.737% due 04/24/24 (Ê) 690 728
Series GMTN
2.500% due 04/21/21 3,005 3,034
3.772% due 01/24/29 (Ê) 120 132
4.431% due 01/23/30 (Ê) 40 46
2.699% due 01/22/31 (Ê) 1,700 1,729
MPLX, LP
4.800% due 02/15/29 800 890
4.500% due 04/15/38 360 373
4.700% due 04/15/48 360 369
5.500% due 02/15/49 290 332
Series WI
4.500% due 07/15/23 200 215
4.875% due 06/01/25 350 388
Murphy Oil Corp.
5.875% due 12/01/42 130 122
Navient Corp.
Series MTN
5.625% due 08/01/33 113 103
NBCUniversal Media LLC
4.375% due 04/01/21 1,833 1,890
2.875% due 01/15/23 1,970 2,040
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 2,895 3,054
Netflix, Inc.
5.375% due 02/01/21 320 328
Nevada Power Co.
5.450% due 05/15/41 1,148 1,504
New Albertsons, LP
Series MTNC
6.625% due 06/01/28 278 274
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Newell Brands, Inc.
3.850% due 04/01/23 514 535
4.200% due 04/01/26 628 656
5.375% due 04/01/36 126 139
NextEra Energy Capital Holdings, Inc.
3.625% due 06/15/23 1,190 1,250
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 2,298 3,038
Noble Energy, Inc.
3.850% due 01/15/28 710 751
5.250% due 11/15/43 100 111
4.950% due 08/15/47 130 143
Noble Holding International, Ltd.
7.950% due 04/01/25 240 118
5.250% due 03/15/42 150 48
8.950% due 04/01/45 146 60
Northern Natural Gas Co.
4.300% due 01/15/49 (Þ) 2,615 3,081
Northrop Grumman Corp.
2.550% due 10/15/22 1,561 1,594
2.930% due 01/15/25 440 461
Series F0TZ
3.250% due 01/15/28 1,630 1,746
Novartis Capital Corp.
2.400% due 05/17/22 2,981 3,036
Nuveen LLC
4.000% due 11/01/28 (Þ) 400 458
Oasis Petroleum, Inc.
6.875% due 03/15/22 420 403
6.875% due 01/15/23 30 28
Occidental Petroleum Corp.
4.850% due 03/15/21 518 533
3.125% due 02/15/22 200 204
2.700% due 08/15/22 370 376
2.900% due 08/15/24 1,740 1,778
5.550% due 03/15/26 710 821
3.400% due 04/15/26 350 366
3.000% due 02/15/27 870 886
3.500% due 08/15/29 1,000 1,033
6.450% due 09/15/36 770 963
4.500% due 07/15/44 750 773
4.625% due 06/15/45 200 206
6.600% due 03/15/46 470 626
4.400% due 04/15/46 150 152
4.100% due 02/15/47 1,080 1,045
4.200% due 03/15/48 310 307
Oceaneering International, Inc.
4.650% due 11/15/24 355 343
ONEOK, Inc.
4.900% due 03/15/25 2,921 3,265
4.350% due 03/15/29 2,829 3,106
Oracle Corp.
2.625% due 02/15/23 2,981 3,071
PacifiCorp
6.000% due 01/15/39 970 1,413
4.100% due 02/01/42 1,710 2,013
Pactiv LLC
8.375% due 04/15/27 125 146
PepsiCo, Inc.
2.750% due 03/05/22 2,957 3,030
Pfizer, Inc.
1.950% due 06/03/21 3,021 3,039

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 181
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Philip Morris International, Inc.
2.500% due 08/22/22 600 611
4.500% due 03/20/42 220 257
Series 5YR
2.500% due 11/02/22 2,302 2,348
Series NCD
2.375% due 08/17/22 730 740
Plains All American Pipeline, LP / PAA
Finance Corp.
3.600% due 11/01/24 2,923 3,051
PNC Bank NA
Series BKNT
2.150% due 04/29/21 2,264 2,278
PNC Funding Corp.
3.300% due 03/08/22 2,948 3,043
Precision Castparts Corp.
2.500% due 01/15/23 3,203 3,278
4.375% due 06/15/45 342 419
Prime Security Services Borrower LLC /
Prime Finance, Inc.
9.250% due 05/15/23 (Þ) 95 100
5.250% due 04/15/24 (Þ) 360 375
5.750% due 04/15/26 (Þ) 250 264
Procter & Gamble Co. (The)
2.150% due 08/11/22 1,068 1,086
Series SA06
2.300% due 02/06/22 2,134 2,167
Progress Energy, Inc.
7.750% due 03/01/31 2,142 3,099
PSEG Power LLC
8.625% due 04/15/31 896 1,293
PulteGroup, Inc.
6.000% due 02/15/35 136 156
Range Resources Corp.
5.000% due 03/15/23 300 258
Series WI
4.875% due 05/15/25 640 498
Regency Energy Partners, LP / Regency
Energy Finance Corp.
4.500% due 11/01/23 1,159 1,238
Republic Services, Inc.
2.500% due 08/15/24 280 287
Reynolds American, Inc.
5.850% due 08/15/45 310 371
Rohm & Haas Co.
7.850% due 07/15/29 2,242 3,048
Rowan Cos., Inc.
4.875% due 06/01/22 333 246
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 380 428
Salesforce.com, Inc.
3.250% due 04/11/23 390 409
3.700% due 04/11/28 430 481
Santander Holdings USA, Inc.
4.500% due 07/17/25 100 109
3.244% due 10/05/26 (Þ) 1,550 1,589
Series FXD
3.500% due 06/07/24 1,456 1,519
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 261 309
Senior Housing Properties Trust
4.750% due 02/15/28 155 162
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Service Properties Trust
4.375% due 02/15/30 3,173 3,239
Sherwin-Williams Co. (The)
Series WI
3.950% due 01/15/26 1,303 1,416
Sierra Pacific Power Co.
Series WI
2.600% due 05/01/26 2,978 3,082
SLM Corp.
7.250% due 01/25/22 209 224
Southern Co. (The)
2.950% due 07/01/23 2,961 3,066
Southern Power Co.
5.150% due 09/15/41 1,250 1,505
Southwestern Energy Co.
6.200% due 01/23/25 171 142
Spectra Energy Partners, LP
4.750% due 03/15/24 2,787 3,060
Sprint Capital Corp.
8.750% due 03/15/32 1,716 1,901
Sprint Corp.
6.875% due 11/15/28 589 599
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
3.360% due 09/20/21 (Þ) 88 88
4.738% due 03/20/25 (Þ) 630 661
Starbucks Corp.
3.100% due 03/01/23 2,927 3,040
Sunoco Logistics Partners Operations,
LP
6.100% due 02/15/42 2,633 3,032
Synchrony Financial
5.150% due 03/19/29 2,751 3,181
Sysco Corp.
3.750% due 10/01/25 3,000 3,293
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
5.500% due 03/01/30 (Þ) 230 237
Teachers Insurance & Annuity
Association of America
4.900% due 09/15/44 (Þ) 400 513
4.375% due 09/15/54 (Ê)(Þ) 200 211
Tenet Healthcare Corp.
6.875% due 11/15/31 255 263
Thermo Fisher Scientific, Inc.
4.150% due 02/01/24 2,802 3,039
Time Warner Cable LLC
4.125% due 02/15/21 1,000 1,015
7.300% due 07/01/38 2,762 3,745
6.750% due 06/15/39 70 91
Time Warner Entertainment Co., LP
8.375% due 03/15/23 1,057 1,251
TJX Cos., Inc. (The)
2.750% due 06/15/21 1,043 1,057
Toll Brothers Finance Corp.
4.375% due 04/15/23 160 168
Toyota Motor Credit Corp.
3.400% due 09/15/21 1,958 2,015
Transcontinental Gas Pipe Line Co. LLC
Series WI
7.850% due 02/01/26 960 1,237
Transocean, Inc.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
182 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 04/15/31 237 172
6.800% due 03/15/38 179 115
Tyson Foods, Inc.
3.950% due 08/15/24 2,521 2,733
Unilever Capital Corp.
1.375% due 07/28/21 1,082 1,078
Union Pacific Corp.
3.500% due 06/08/23 1,200 1,266
3.750% due 07/15/25 80 87
2.150% due 02/05/27 390 391
3.950% due 09/10/28 1,360 1,536
2.400% due 02/05/30 600 602
3.839% due 03/20/60 (Þ) 390 418
3.750% due 02/05/70 420 431
United Parcel Service, Inc.
2.350% due 05/16/22 1,262 1,283
United Rentals NA, Inc.
6.500% due 12/15/26 50 54
3.875% due 11/15/27 60 61
4.875% due 01/15/28 100 104
5.250% due 01/15/30 750 805
United States Steel Corp.
6.650% due 06/01/37 70 56
United Technologies Corp.
1.950% due 11/01/21 1,125 1,130
3.100% due 06/01/22 1,000 1,034
3.650% due 08/16/23 2,545 2,707
4.125% due 11/16/28 500 576
4.500% due 06/01/42 160 201
UnitedHealth Group, Inc.
2.875% due 03/15/22 2,986 3,051
3.875% due 12/15/28 130 147
2.875% due 08/15/29 600 626
5.700% due 10/15/40 400 546
3.700% due 08/15/49 80 89
3.875% due 08/15/59 280 311
US Bank NA
Series BKNT
3.150% due 04/26/21 3,346 3,406
Valero Energy Corp.
4.500% due 03/15/28 3,000 3,343
10.500% due 03/15/39 800 1,371
Valmont Industries, Inc.
5.250% due 10/01/54 1,324 1,401
Verizon Communications, Inc.
3.500% due 11/01/24 30 32
2.625% due 08/15/26 150 155
7.750% due 12/01/30 800 1,176
4.500% due 08/10/33 1,000 1,205
5.250% due 03/16/37 890 1,158
5.500% due 03/16/47 50 70
Series WI
2.946% due 03/15/22 2,972 3,046
3.376% due 02/15/25 651 696
4.329% due 09/21/28 516 597
4.862% due 08/21/46 200 259
Viacom, Inc.
3.875% due 04/01/24 150 161
Visa, Inc.
4.300% due 12/14/45 2,280 2,924
Series 7YR
2.800% due 12/14/22 2,920 3,016
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vistra Operations Co. LLC
3.550% due 07/15/24 (Þ) 1,580 1,630
VOC Escrow, Ltd.
5.000% due 02/15/28 (Þ) 310 321
Volkswagen Group of America Finance
LLC
4.000% due 11/12/21 (Þ) 2,906 3,010
Walgreen Co.
3.100% due 09/15/22 2,975 3,060
Walgreens Boots Alliance, Inc.
3.300% due 11/18/21 2,939 3,001
Walmart, Inc.
3.125% due 06/23/21 1,180 1,206
3.400% due 06/26/23 1,919 2,032
3.700% due 06/26/28 1,110 1,241
Walt Disney Co. (The)
2.350% due 12/01/22 3,367 3,437
Series WI
6.650% due 11/15/37 200 306
Washington Prime Group, LP
6.450% due 08/15/24 146 130
Waste Management, Inc.
3.500% due 05/15/24 1,200 1,279
3.200% due 06/15/26 410 438
3.450% due 06/15/29 620 680
4.150% due 07/15/49 80 96
Wells Fargo & Co.
4.600% due 04/01/21 1,500 1,550
3.007% due 10/31/23 (Ê) 200 204
3.750% due 01/24/24 1,190 1,271
3.000% due 10/23/26 1,670 1,751
3.196% due 06/17/27 (Ê) 500 526
4.150% due 01/24/29 1,715 1,951
2.879% due 10/30/30 (Ê) 960 992
5.375% due 11/02/43 200 266
4.400% due 06/14/46 160 189
4.750% due 12/07/46 2,830 3,514
Series GMTN
4.900% due 11/17/45 1,700 2,140
Western Gas Partners, LP
5.450% due 04/01/44 3,319 3,021
Western Midstream Operating, LP
2.698% due 01/13/23 (Ê) 140 140
3.100% due 02/01/25 390 392
4.650% due 07/01/26 240 251
4.050% due 02/01/30 1,240 1,239
5.250% due 02/01/50 80 76
Williams Cos., Inc. (The)
3.600% due 03/15/22 1,000 1,030
7.750% due 06/15/31 300 398
8.750% due 03/15/32 2,135 3,165
5.800% due 11/15/43 430 513
Series A
7.500% due 01/15/31 390 517
WPX Energy, Inc.
5.250% due 10/15/27 60 63
4.500% due 01/15/30 140 141
Wyndham Destinations, Inc.
5.625% due 03/01/21 517 534
5.750% due 04/01/27 36 39
Wyndham Worldwide Corp.
4.250% due 03/01/22 96 98

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 183
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Xerox Corp.
4.125% due 03/15/23 832 862
Yum! Brands, Inc.
3.875% due 11/01/23 443 456
723,104
International Debt - 10.0%
1011778 B.C. Unlimited Liability Co.
Term Loan B4
3.395% due 11/14/26 (Ê) 1,502 1,500
1011778 BC ULC / New Red Finance,
Inc.
4.250% due 05/15/24 (Þ) 490 500
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 400 442
Abu Dhabi Government International
Bond
Series C
2.500% due 10/11/22 (Þ) 1,130 1,147
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/23/23 200 207
Series WI
5.000% due 10/01/21 550 577
Alcoa Nederland Holding BV
7.000% due 09/30/26 (Þ) 300 325
6.125% due 05/15/28 (Þ) 250 263
Alibaba Group Holding, Ltd.
Series WI
3.125% due 11/28/21 2,651 2,706
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 2,912 3,104
Allergan Funding SCS
3.450% due 03/15/22 1,350 1,389
3.800% due 03/15/25 610 655
Altrice France SA Term Loan B12
5.364% due 01/31/26 (Ê) 522 519
Ambac LSNI LLC
6.945% due 02/12/23 (Ê)(Þ) 17,180 17,461
Anglo American Capital PLC
3.750% due 04/10/22 (Þ) 380 392
3.625% due 09/11/24 (Þ) 950 1,001
4.750% due 04/10/27 (Þ) 480 534
ArcelorMittal SA
6.250% due 02/25/22 360 387
3.600% due 07/16/24 590 611
6.125% due 06/01/25 690 795
4.550% due 03/11/26 260 280
Argentine Republic Government
International Bond
5.625% due 01/26/22 2,160 1,063
6.875% due 01/11/48 300 127
Series NY
2.661% due 03/31/29 (~)(Ê) 1,530 638
Series WI
7.500% due 04/22/26 290 132
AstraZeneca PLC
2.375% due 06/12/22 1,676 1,703
Athene Holding, Ltd.
4.125% due 01/12/28 1,455 1,547
Avon Products, Inc.
7.000% due 03/15/23 288 316
Banco de Bogota SA
Series EMTQ
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 08/03/27 (Þ) 2,846 3,056
Banco de Credito e Inversiones SA
3.500% due 10/12/27 (Þ) 2,974 3,063
Banco Santander SA
2.968% due 04/12/23 (Ê) 200 202
3.848% due 04/12/23 200 211
2.706% due 06/27/24 1,000 1,028
4.379% due 04/12/28 1,200 1,357
Bancolombia SA
5.950% due 06/03/21 2,835 2,977
Bangkok Bank PCL
4.050% due 03/19/24 (Þ) 2,475 2,651
Banistmo SA
Series MTQ0
3.650% due 09/19/22 (Þ) 3,022 3,090
Bank of Montreal
2.050% due 11/01/22 3,035 3,064
3.803% due 12/15/32 (Ê) 120 128
Bank of Nova Scotia (The)
Series BKNT
2.450% due 09/19/22 2,982 3,044
Barclays Bank PLC
6.278% due 12/29/49 (Ê)(ƒ) 215 255
Barclays PLC
4.338% due 05/16/24 (Ê) 600 639
4.972% due 05/16/29 (Ê) 340 395
5.088% due 06/20/30 (Ê) 1,380 1,584
4.950% due 01/10/47 2,737 3,400
Bharti Airtel International Netherlands
BV
Series 144a
5.125% due 03/11/23 (Þ) 2,880 3,047
BHP Billiton Finance USA, Ltd.
2.875% due 02/24/22 49 50
5.000% due 09/30/43 260 342
6.750% due 10/19/75 (Ê)(Þ) 2,200 2,585
Bluemountain CLO, Ltd.
Series 2017-2A Class A1R
2.539% due 10/22/30 (Ê)(Þ) 2,380 2,381
BNP Paribas SA
3.375% due 01/09/25 (Þ) 320 338
4.705% due 01/10/25 (Ê)(Þ) 1,250 1,368
4.625% due 03/13/27 (Þ) 450 502
4.400% due 08/14/28 (Þ) 1,490 1,688
4.375% due 03/01/33 (Ê)(Þ) 240 264
Series 144a
5.198% due 01/10/30 (Ê)(Þ) 2,020 2,425
Bombardier, Inc.
7.450% due 05/01/34 (Þ) 200 192
BP Capital Markets PLC
3.561% due 11/01/21 1,100 1,136
3.245% due 05/06/22 1,092 1,127
Brazil Government International Bond
4.625% due 01/13/28 3,960 4,366
5.625% due 01/07/41 2,860 3,314
5.000% due 01/27/45 2,990 3,225
Brookfield Finance, Inc.
4.000% due 04/01/24 2,769 2,987
Canadian Imperial Bank of Commerce
2.550% due 06/16/22 2,978 3,049
Canadian Oil Sands, Ltd.
4.500% due 04/01/22 (Þ) 90 93

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
184 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cedar Funding VI CLO, Ltd.
Series 2018-6A Class AR
2.909% due 10/20/28 (Ê)(Þ) 6,785 6,787
Celulosa Arauco y Constitucion SA
5.150% due 01/29/50 (Þ) 1,500 1,536
Series WI
5.500% due 11/02/47 1,297 1,384
Colombia Government International
Bond
5.625% due 02/26/44 1,420 1,839
Cooperatieve Rabobank UA
4.625% due 12/01/23 600 653
4.375% due 08/04/25 3,350 3,689
Credit Suisse Group AG
2.593% due 09/11/25 (Ê)(Þ) 250 254
Series WI
4.875% due 05/15/45 250 327
DAE Funding LLC
5.750% due 11/15/23 (Þ) 100 105
Danone SA
2.077% due 11/02/21 (Þ) 750 754
2.589% due 11/02/23 (Þ) 4,695 4,818
Danske Bank A/S
5.000% due 01/12/22 (Þ) 4,516 4,758
3.001% due 09/20/22 (Ê)(Þ) 510 517
3.875% due 09/12/23 (Þ) 230 242
5.375% due 01/12/24 (Þ) 490 545
Deutsche Bank AG
4.500% due 04/01/25 629 648
4.296% due 05/24/28 (Ê) 149 148
Deutsche Telekom International Finance
BV
1.950% due 09/19/21 (Þ) 1,081 1,084
2.820% due 01/19/22 (Þ) 160 163
DP World PLC
5.625% due 09/25/48 (Þ) 980 1,159
Dryden XXVIII Senior Loan Fund
Series 2017-28A Class A1LR
3.514% due 08/15/30 (Ê)(Þ) 3,028 3,028
ECAF, Ltd.
Series 2015-1A Class A1
3.473% due 06/15/40 (Þ) 1,382 1,381
Ecopetrol SA
5.875% due 05/28/45 1,210 1,454
Ecuador Government International Bond
7.875% due 01/23/28 (Þ) 500 406
Egypt Government International Bond
5.577% due 02/21/23 (Þ) 550 577
Electricite de France SA
6.000% due 01/22/14 (Þ) 1,180 1,496
Enbridge, Inc.
3.700% due 07/15/27 2,850 3,050
Enel Finance International NV
Series 658A
3.500% due 04/06/28 (Þ) 2,929 3,094
Eni SpA
4.250% due 05/09/29 (Þ) 2,734 3,083
Equate Petrochemical BV
4.250% due 11/03/26 (Þ) 460 496
Garda World Security Corp. 2019 1ST
Lien Term Loan B
6.660% due 10/17/26 (Ê) 275 276
Gazprom OAO Via Gaz Capital SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.950% due 07/19/22 (Þ) 2,847 3,013
GE Capital International Funding Co.
Unlimited Co.
Series WI
4.418% due 11/15/35 3,000 3,379
GFL Environmental, Inc. 1st Lien Term
Loan B
4.645% due 05/31/25 (Ê) 170 169
GlaxoSmithKline Capital PLC
2.850% due 05/08/22 1,241 1,274
2.875% due 06/01/22 1,933 1,984
Greenwood Park CLO, Ltd.
Series 2018-1A Class A2
2.841% due 04/15/31 (Ê)(Þ) 3,133 3,129
HSBC Bank PLC
7.650% due 05/01/25 2,615 3,206
HSBC Holdings PLC
3.400% due 03/08/21 1,570 1,597
2.650% due 01/05/22 1,991 2,022
4.250% due 08/18/25 670 729
4.583% due 06/19/29 (Ê) 1,980 2,262
3.973% due 05/22/30 (Ê) 900 989
6.500% due 12/31/99 (Ê)(ƒ) 710 791
ICBCIL Finance Co., Ltd.
2.500% due 09/29/21 (Þ) 2,880 2,878
Indonesia Government International
Bond
3.500% due 01/11/28 440 464
5.125% due 01/15/45 (Þ) 410 501
4.350% due 01/11/48 490 552
3.700% due 10/30/49 1,970 2,051
Series DmtN
3.850% due 07/18/27 (Þ) 200 216
Series REGS
3.750% due 04/25/22 1,840 1,903
5.125% due 01/15/45 400 489
Intesa Sanpaolo SpA
3.125% due 07/14/22 (Þ) 1,500 1,530
3.375% due 01/12/23 (Þ) 2,323 2,390
5.017% due 06/26/24 (Þ) 1,840 1,959
5.710% due 01/15/26 (Þ) 400 445
3.875% due 01/12/28 (Þ) 1,171 1,217
Inversiones CMPC SA
4.500% due 04/25/22 (Þ) 1,128 1,174
KazMunajGaz
6.375% due 10/24/48 (Þ) 250 334
Kenya Government International Bond
Series REGS
6.875% due 06/24/24 420 455
Kuwait Government International Bond
3.500% due 03/20/27 (Þ) 1,400 1,518
LCM XXV, Ltd.
Series 2017-25A Class A
2.524% due 07/20/30 (Ê)(Þ) 5,278 5,279
Lloyds Bank PLC
3.300% due 05/07/21 1,217 1,242
Lloyds Banking Group PLC
3.900% due 03/12/24 900 962
4.500% due 11/04/24 600 652
4.375% due 03/22/28 200 226
4.550% due 08/16/28 210 241
4.344% due 01/09/48 2,984 3,335
Series 144a

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 185
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.657% due 12/29/49 (Ê)(ƒ)(Þ) 254 310
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 2,827 2,993
LYB Finance Co. BV
8.100% due 03/15/27 (Þ) 865 1,137
LYB International Finance BV
4.000% due 07/15/23 1,033 1,103
Madison Park Funding XIII, Ltd.
Series 2018-13A Class AR2
3.542% due 04/19/30 (Ê)(Þ) 10,392 10,393
Madison Park Funding XXVI, Ltd.
Series 2017-26A Class AR
2.975% due 07/29/30 (Ê)(Þ) 4,180 4,182
Madison Park Funding XXVII, Ltd.
Series 2018-27A Class A1A
3.499% due 04/20/30 (Ê)(Þ) 3,075 3,075
Magnolia Finance XI DAC
Series 2019-1OTF Class A
4.999% due 08/09/24 (Ê)(Þ) 1,140 1,139
Marks & Spencer Group PLC
7.125% due 12/01/37 (Þ) 2,583 2,957
Mexico Generadora de Energia S de RL
5.500% due 12/06/32 (Þ) — —
Mexico Government International Bond
4.350% due 01/15/47 3,640 3,988
Mitsubishi UFJ Financial Group, Inc.
2.998% due 02/22/22 310 317
Nigeria Government International Bond
6.500% due 11/28/27 (Þ) 300 309
7.143% due 02/23/30 (Þ) 320 329
Nordea Bank AB
4.875% due 05/13/21 (Þ) 600 622
Nutrien, Ltd.
3.625% due 03/15/24 1,245 1,319
3.000% due 04/01/25 1,301 1,357
NXP BV / NXP Funding LLC
4.625% due 06/01/23 (Þ) 1,015 1,095
OCP SA
4.500% due 10/22/25 (Þ) 330 356
Park Aerospace Holdings, Ltd.
5.250% due 08/15/22 (Þ) 1,000 1,070
Pernod Ricard SA
4.450% due 01/15/22 (Þ) 3,495 3,672
5.500% due 01/15/42 (Þ) 150 195
Peru Government International Bond
6.550% due 03/14/37 10 15
5.625% due 11/18/50 880 1,349
Petrobras Global Finance BV
6.250% due 03/17/24 130 148
7.375% due 01/17/27 70 87
Series WI
5.299% due 01/27/25 8,205 9,108
Petroleos Mexicanos
3.500% due 01/30/23 200 203
Series WI
4.625% due 09/21/23 250 264
6.875% due 08/04/26 1,030 1,162
Poland Government International Bond
5.125% due 04/21/21 2,300 2,393
Prosus NV
4.850% due 07/06/27 (Þ) 750 827
Provincia de Buenos Aires
6.500% due 02/15/23 (Þ) 450 168
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.875% due 06/15/27 (Þ) 400 149
Qatar Government International Bond
4.000% due 03/14/29 (Þ) 650 733
4.817% due 03/14/49 (Þ) 1,900 2,420
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 2,934 3,140
Royal Bank of Canada
Series GMTN
3.200% due 04/30/21 700 714
2.750% due 02/01/22 1,950 1,994
Royal Bank of Scotland Group PLC
6.125% due 12/15/22 500 548
3.875% due 09/12/23 680 720
5.125% due 05/28/24 1,500 1,651
4.519% due 06/25/24 (Ê) 200 215
4.269% due 03/22/25 (Ê) 500 537
7.648% due 12/31/49 (Ê)(ƒ) 284 411
SABIC Capiral II BV
4.000% due 10/10/23 (Þ) 2,930 3,087
Sands China, Ltd.
Series WI
4.600% due 08/08/23 750 794
5.125% due 08/08/25 420 464
Sanofi
4.000% due 03/29/21 1,254 1,289
Santander Group Holdings PLC
5.625% due 09/15/45 (Þ) 2,653 3,350
Santander PLC
5.000% due 11/07/23 (Þ) 2,810 3,056
Schneider Electric SE
2.950% due 09/27/22 (Þ) 1,470 1,514
Shackleton CLO, Ltd.
Series 2018-4RA Class A1A
2.848% due 04/13/31 (Ê)(Þ) 5,390 5,335
Series 2019-9A Class AR
2.949% due 10/20/28 (Ê)(Þ) 3,292 3,294
Shell International Finance BV
1.750% due 09/12/21 1,964 1,969
2.375% due 08/21/22 1,270 1,293
4.375% due 05/11/45 550 674
4.000% due 05/10/46 930 1,090
Shinhan Bank Co., Ltd.
2.875% due 03/28/22 (Þ) 2,994 3,051
Shire Acquisitions Investments Ireland
DAC
2.400% due 09/23/21 3,016 3,043
Siemens Financieringsmaatschappij NV
2.000% due 09/15/23 (Þ) 2,027 2,045
Class C
2.900% due 05/27/22 (Þ) 1,245 1,279
Sinopec Group Overseas Development,
Ltd.
4.375% due 04/10/24 (Þ) 530 575
Sound Point CLO, Ltd.
Series 2018-1A Class A
3.787% due 04/15/31 (Ê)(Þ) 6,000 5,935
Southern Copper Corp.
5.250% due 11/08/42 2,900 3,427
Standard Chartered PLC
3.950% due 01/11/23 (Þ) 2,944 3,060
Stars Group Holdings BV Term Loan B
5.445% due 07/10/25 (Ê) 36 36
Statoil ASA

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
186 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.150% due 01/23/22 1,645 1,696
Sumitomo Mitsui Financial Group, Inc.
Series 5FXD
2.058% due 07/14/21 450 452
Suncor Energy, Inc.
3.600% due 12/01/24 2,852 3,047
Svenska Handelsbanken AB
Series BKNT
3.350% due 05/24/21 420 429
Swedbank AB
2.650% due 03/10/21 (Þ) 1,048 1,057
Syngenta Finance NV
3.933% due 04/23/21 (Þ) 590 602
Teck Resources, Ltd.
6.000% due 08/15/40 20 23
Telecom Italia SpA
6.375% due 11/15/33 104 121
6.000% due 09/30/34 78 88
7.200% due 07/18/36 251 311
7.721% due 06/04/38 295 383
Telefonaktiebolaget LM Ericsson
4.125% due 05/15/22 400 414
Telefonica Emisiones SA
5.213% due 03/08/47 700 861
Tencent Holdings, Ltd.
2.985% due 01/19/23 (Þ) 2,978 3,048
Teva Pharmaceutical Finance Co. BV
3.650% due 11/10/21 210 208
2.950% due 12/18/22 180 173
Teva Pharmaceutical Finance
Netherlands III BV
2.200% due 07/21/21 970 955
2.800% due 07/21/23 1,000 930
Teva Pharmaceutical Industries, Ltd.
7.125% due 01/31/25 (Þ) 620 653
Toronto-Dominion Bank (The)
3.250% due 06/11/21 480 491
1.800% due 07/13/21 3,041 3,053
Total Capital Canada, Ltd.
2.750% due 07/15/23 2,108 2,182
Total Capital International SA
3.750% due 04/10/24 2,826 3,048
Total Capital SA
4.250% due 12/15/21 1,139 1,194
Trust F/1401
5.250% due 01/30/26 (Þ) 1,200 1,308
6.390% due 01/15/50 (Þ) 1,794 2,060
UBS Group AG
3.491% due 05/23/23 (Þ) 1,000 1,035
3.126% due 08/13/30 (Ê)(Þ) 400 418
7.000% due 12/31/99 (Ê)(ƒ)(Þ) 1,810 1,993
UBS Group Funding Switzerland AG
4.253% due 03/23/28 (Þ) 1,050 1,169
UniCredit SpA
6.572% due 01/14/22 (Þ) 4,247 4,572
Unilever Capital Corp.
3.125% due 03/22/23 2,148 2,241
Valaris PLC
5.750% due 10/01/44 151 62
Vale Overseas, Ltd.
6.875% due 11/21/36 1,374 1,807
Virgin Media Secured Finance PLC
5.500% due 05/15/29 (Þ) 350 368
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Vodafone Group PLC
4.375% due 05/30/28 950 1,079
7.000% due 04/04/79 (Ê) 466 550
Voya CLO, Ltd.
Series 2017-2A Class A1R
3.086% due 04/17/30 (Ê)(Þ) 9,480 9,484
Series 2018-3A Class A1R
3.680% due 10/20/31 (Ê)(Þ) 5,690 5,693
Woori Bank
5.875% due 04/13/21 (Þ) 2,825 2,948
Ziggo Secured Finance BV Term Loan I
4.132% due 04/15/28 (~)(Ê) 149 149
394,141
Loan Agreements - 1.3%
Air Medical Group Holdings, Inc. 2018
Term Loan B1
4.910% due 04/28/22 (Ê) 372 363
Albertson's LLC Term Loan B7
4.395% due 11/16/25 (Ê) 331 331
Albertson's LLC Term Loan B8
4.395% due 08/07/26 (Ê) 343 343
Allied Universal Holdco Delayed Draw
Term Loan
5.895% due 07/12/26 (Ê) 123 123
Allied Universal Holdco Term Loan B
5.895% due 07/12/26 (Ê) 1,240 1,246
AMC Entertainment Holdings, Inc. Term
Loan B
4.650% due 04/22/26 (Ê) 170 170
American Airlines, Inc. 2017
Incremental Term Loan
3.676% due 12/14/23 (Ê) 322 321
Api Group DE, Inc. Term Loan B
4.145% due 10/01/26 (Ê) 1,380 1,385
Aramark Services, Inc. 1st Lien Term
Loan B3
3.395% due 03/11/25 (Ê) 493 494
Asurion LLC 1st Lien Term Loan B7
4.645% due 11/03/24 (Ê) 765 766
Asurion LLC Term Loan B4
4.645% due 08/04/22 (Ê) 541 542
Atlantic Aviation FBO, Inc. Term Loan B
5.400% due 12/06/25 (Ê) 119 120
Avolon LLC 1st Lien Term Loan B3
3.408% due 01/15/25 (Ê) 647 649
Bausch Health Americas, Inc. Term
Loan B
4.670% due 06/01/25 (Ê) 397 398
BCP CC Holdings Merger Sub, Inc. Term
Loan B
4.695% due 12/01/24 (Ê) 228 228
Berry Global, Inc. Term Loan W
3.677% due 10/01/22 (Ê) 582 584
Blackstone CQP Holdco, LP Term Loan
B
5.408% due 06/20/24 (Ê) 159 159
Brickman Group, Ltd. 1st Lien Term
Loan B
4.168% due 08/10/25 (Ê) 207 207
Caesars Entertainment Operating Co.
LLC Exit Term Loan
3.645% due 10/06/24 (Ê) 563 563
Caesars Resort Collection LLC 1st Lien
Term Loan B
4.395% due 12/22/24 (Ê) 633 632

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 187
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Change Healthcare Holdings LLC 1st
Lien Term Loan B
4.145% due 03/01/24 (Ê) 1,309 1,309
Charter Communications Operating LLC
2019 Term Loan B1
3.400% due 04/30/25 (Ê) 1,235 1,241
Citadel Securities, LP Term Loan B
5.145% due 02/27/26 (Ê) 1,197 1,199
CityCenter Holdings LLC Term Loan B
3.895% due 04/18/24 (Ê) 325 325
Dcert Buyer, Inc. 2019 Term Loan B
5.645% due 08/08/26 (Ê) 1,380 1,381
Dell International LLC Term Loan B
3.650% due 09/12/25 (Ê) 947 950
Diamond Sports Group LLC Term Loan
4.910% due 08/24/26 (Ê) 200 199
Edelman Financial Center LLC 2018 1st
Lien term Loan
4.910% due 07/19/25 (Ê) 317 318
Focus Financial Partners LLC 1st Lien
Term Loan B2
3.645% due 07/03/24 (~)(Ê) 528 529
Four Seasons Hotels, Ltd. 1st Lien Term
Loan
3.645% due 11/30/23 (Ê) 412 414
Genesee & Wyoming, Inc. New Term
Loan
3.906% due 11/06/26 (Ê) 1,020 1,025
Golden Nugget, Inc. 1st Lien Term Loan
B
4.401% due 10/04/23 (Ê) 954 955
Grifols Worldwide Operations USA, Inc.
Term Loan B
3.561% due 11/15/27 (Ê) 750 754
HCA, Inc. Term Loan B12
3.395% due 03/13/25 (Ê) 197 198
Hilton Worldwide Finance LLC Term
Loan B
3.411% due 06/21/26 (Ê) 1,128 1,132
iHeartCommunications, Inc. Exit Loan
0.058% due 05/01/26 (~)(Ê) 1,130 1,131
iHeartCommunications, Inc. Exit Term
Loan
5.781% due 05/01/26 (Ê) 1,130 1,131
Intrawest Resorts Holdings, Inc. Term
Loan B1
4.395% due 07/31/24 (Ê) 594 596
Jaguar Holding Co. II 1st Lien Term
Loan
4.145% due 08/18/22 (Ê) 726 726
Jane Street Group LLC Term Loan B
4.645% due 08/25/22 (Ê) 1,374 1,373
Level 3 Financing, Inc. Term Loan B
3.395% due 03/01/27 (Ê) 649 648
LPL Holdings, Inc. Term Loan B1
3.411% due 11/12/26 (Ê) 65 65
MA Finance Co. LLC Term Loan B
4.145% due 06/21/24 (Ê) 14 14
McAfee LLC Term Loan B
5.399% due 09/29/24 (Ê) 1,373 1,377
MGM Growth Properties LLC 1st Lien
Term Loan B
3.566% due 04/25/23 (Ê) 439 440
Michaels Stores, Inc. 1st Lien Term
Loan B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.153% due 01/28/23 (Ê) 178 172
MultiPlan, Inc. Term Loan B
4.695% due 06/07/23 (Ê) 846 830
Nexstar Broadcasting, Inc. Term Loan B4
4.531% due 06/20/26 (Ê) 1,426 1,432
Option Care Helath Inc. Term Loan B
6.145% due 08/06/26 (Ê) 1,380 1,386
Panther BF Aggregator, LP Term Loan B
5.160% due 04/30/26 (Ê) 1,377 1,384
Party City Holdings, Inc. Term Loan B
4.150% due 08/19/22 (Ê) 292 273
PCI Gaming Authority Term Loan
4.145% due 05/31/26 (Ê) 272 273
Phoenix Guarantor, Inc. Term Loan B
6.199% due 03/05/26 (Ê) 469 470
Prime Security Services Borrower LLC
2019 Term Loan B1
5.013% due 09/23/26 (Ê) 1,067 1,067
RegionalCare Hospital Partners
Holdings, Inc. Term Loan B
5.395% due 11/16/25 (Ê) 1,242 1,246
Reynolds American, Inc. Term Loan
0.000% due 01/30/27 (~)(Ê)(v) 314 315
Reynolds Group Holdings, Inc. 2017
Term Loan
4.395% due 02/05/23 (~)(Ê) 1,211 1,212
RPI Finance Trust Term Loan B6
3.645% due 03/27/23 (Ê) 974 974
Scientific Games International, Inc. 1st
Lien Term Loan B5
4.395% due 08/14/24 (~)(Ê) 1,282 1,278
Seattle SpinCo, Inc. 1st Lien Term Loan
B3
4.145% due 06/21/24 (Ê) 97 96
Sotera Health Holdings LLC Term Loan
6.145% due 11/20/26 (Ê) 1,440 1,445
Sprint Corp. Term Loan B
4.188% due 02/02/24 (Ê) 459 448
Station Casinos LLC 1st Lien Term
Loan B
4.150% due 06/08/23 (Ê) 114 114
Station Casinos LLC 2016 Term Loan B
4.500% due 02/15/28 (Ê) 130 130
Sungard AS New Holdings III LLC PIK
Exit Delayed Draw Term Loan
9.391% due 02/03/22 (Ê) 214 191
Sungard Availability Services Capital,
Inc. 3rd Lien PIK Takeback Term
Loan
5.891% due 11/03/22 (Ê) 681 371
TKC Holdings, Inc. 1st Lien Term Loan
5.400% due 02/01/23 (Ê) 347 315
Trans Union LLC Term Loan B5
3.395% due 11/13/26 (Ê) 420 422
UFC Holdings LLC Term Loan
4.900% due 04/29/26 (Ê) 885 887
Univision Communications, Inc. Term
Loan C5
4.395% due 03/15/24 (Ê) 770 760
VFH Parent LLC Term Loan B
5.263% due 03/01/26 (Ê) 1,365 1,369
VICI Properties, Inc. Replacement Term
Loan B
3.409% due 12/15/24 (Ê) 460 460
Virgin Media Bristol LLC Term Loan N

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
188 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.176% due 01/04/28 (Ê) 811 810
VVC Holdings Corp. Term Loan B
6.401% due 02/11/26 (Ê) 1,373 1,376
Western Digital Corp. 1st Lien Term
Loan B4
3.395% due 04/29/23 (~)(Ê) 284 284
Wynn Resorts Finance LLC Term Loan A
3.466% due 09/20/24 (~)(Ê) 1,470 1,469
52,313
Mortgage-Backed Securities - 30.6%
225 Liberty Street Trust
Series 2016-225L Class A
3.597% due 02/10/36 (Þ) 975 1,057
A10 Securitization LLC
Series 2017-AA Class B1
0.015% due 05/15/36 (Þ) 6,380 6,351
Banc of America Funding Trust
Series 2005-D Class A1
4.779% due 05/25/35 (~)(Ê) 1,659 1,699
Banc of America Mortgage Trust
Series 2005-D Class 2A7
4.539% due 05/25/35 (~)(Ê) 413 420
Bear Stearns ARM Trust
Series 2004-3 Class 2A
3.063% due 07/25/34 (~)(Ê) 698 713
Series 2004-5 Class 2A
4.451% due 07/25/34 (~)(Ê) 259 262
Benchmark Mortgage Trust
Series 2018-B5 Class A3
3.944% due 07/15/51 9,274 10,487
Series 2018-B7 Class A4
4.510% due 05/15/53 (~)(Ê) 8,108 9,602
Series 2018-B8 Class A5
4.232% due 01/15/52 11,975 13,905
BX Commercial Mortgage Trust
Series 2018-BIOA Class D
3.628% due 03/15/37 (Ê)(Þ) 10,910 10,926
Series 2018-BIOA Class E
3.601% due 03/15/37 (Ê)(Þ) 3,756 3,767
Series 2018-IND Class G
4.330% due 11/15/35 (Ê)(Þ) 623 626
Series 2019-XL Class A
2.920% due 10/15/36 (Ê)(Þ) 2,030 2,036
Series 2019-XL Class F
4.000% due 10/15/36 (Ê)(Þ) 2,770 2,782
BXP Trust
Series 2017-GM Class A
3.379% due 06/13/39 (Þ) 3,835 4,147
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
5.050% due 12/15/37 (Ê)(Þ) 3,491 3,515
Series 2019-LIFE Class G
5.750% due 12/15/37 (Ê)(Þ) 7,883 7,947
CHL Mortgage Pass-Through Trust
Series 2004-11 Class 2A1
3.820% due 07/25/34 (~)(Ê) 647 651
Series 2007-4 Class 1A10
6.000% due 05/25/37 2,563 2,005
Citigroup Commercial Mortgage Trust
Series 2013-375P Class A
3.251% due 05/10/35 (Þ) 990 1,031
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 5,392 5,514
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-SST2 Class F
4.940% due 12/15/36 (Ê)(Þ) 1,870 1,874
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11 Class A2A
3.630% due 10/25/35 (Ê) 24 25
Series 2012-7 Class 10A2
3.206% due 09/25/36 (~)(Ê)(Þ) 1,089 1,065
Series 2015-2 Class 5A1
2.268% due 03/25/47 (Ê)(Þ) 960 967
Commercial Mortgage Trust
Series 2013-300P Class A1
4.353% due 08/10/30 (Æ)(Þ) 950 1,017
Series 2013-CR6 Class B
3.397% due 03/10/46 (Þ) 1,355 1,398
Series 2014-277P Class A
3.732% due 08/10/49 (~)(Ê)(Þ) 930 998
Series 2015-3BP Class A
3.178% due 02/10/35 (Þ) 2,060 2,184
Series 2015-LC19 Class A4
3.183% due 02/10/48 3,495 3,701
Series 2016-787S Class A
3.545% due 02/10/36 (Þ) 975 1,052
Series 2016-GCT Class A
2.681% due 08/10/29 (Þ) 971 977
Series 2018-COR3 Class A3
4.228% due 05/10/51 13,818 15,858
Series 2019-521F Class A
2.821% due 06/15/34 (Ê)(Þ) 5,404 5,404
Series 2019-521F Class D
3.471% due 06/15/34 (Ê)(Þ) 4,040 4,035
CORE Mortgage Trust
Series 2019-CORE Class D
3.564% due 12/15/31 (Ê)(Þ) 7,130 7,132
Countrywide Alternative Loan Trust
Series 2005-J13 Class 2A7
5.500% due 11/25/35 216 195
Series 2006-13T1 Class A3
6.000% due 05/25/36 1,990 1,518
Credit Suisse European Mortgage
Capital, Ltd.
Series 2019-2 Class A
4.411% due 07/31/21 (Ê)(Š)(Þ) 4,467 4,481
Credit Suisse Mortgage Capital
Certificates
Series 2017-CHOP Class G
7.534% due 07/15/32 (Ê)(Þ) 1,500 1,499
Series 2019-ICE4 Class E
4.613% due 05/15/36 (Ê)(Þ) 5,766 5,794
Credit Suisse Mortgage Trust
Series 2018-J1 Class A2
3.500% due 02/25/48 (~)(Ê)(Þ) 3,272 3,349
Series 2019-AFC1 Class A1
2.573% due 07/25/49 (~)(Ê)(Þ) 1,972 1,982
CSAIL Commercial Mortgage Trust
Series 2015-C3 Class A3
3.447% due 08/15/48 270 288
CSWF
Series 2018-TOP Class B
3.625% due 08/15/35 (Ê)(Þ) 2,072 2,073
DBGS Mortgage Trust
Series 2019-1735 Class D
4.194% due 04/10/39 (~)(Ê)(Þ) 4,612 5,064
DBUBS Mortgage Trust
Series 2011-LC3A Class C

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 189
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.510% due 08/10/44 (~)(Ê)(Þ) 320 331
Deutsche Bank Commercial Mortgage
Trust
Series 2016-C3 Class A5
2.890% due 09/10/49 1,630 1,715
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
1.571% due 06/27/37 (~)(Ê)(Þ) 2,796 2,889
Eagle Re Ltd.
Series 2020-1 Class M1A
2.576% due 01/25/30 (Ê)(Þ) 2,170 2,170
Fannie Mae
3.500% due 2026 780 814
3.000% due 2027 895 923
3.500% due 2028 654 688
3.640% due 2028 300 336
2.520% due 2029 80 84
2.740% due 2029 300 321
3.070% due 2029 150 163
3.160% due 2029 218 239
3.190% due 2029 99 108
3.240% due 2029 400 441
3.260% due 2029 160 177
3.300% due 2029 100 111
3.350% due 2029 80 89
3.500% due 2030 712 746
2.600% due 2031 1,680 1,754
2.670% due 2031 200 212
2.765% due 2031 700 747
2.770% due 2031 500 533
2.810% due 2031 400 428
2.840% due 2031 100 107
2.850% due 2031 310 333
2.870% due 2031 100 108
3.310% due 2031 100 111
5.000% due 2031 1,775 1,905
3.000% due 2032 261 270
3.500% due 2032 1,244 1,306
3.000% due 2033 2,949 3,063
3.500% due 2033 2,271 2,385
2.500% due 2034 9,506 9,676
3.500% due 2034 5,236 5,503
4.000% due 2034 180 191
5.500% due 2034 423 478
4.500% due 2035 2,165 2,345
5.500% due 2035 278 314
6.000% due 2035 278 320
4.000% due 2036 36 39
5.500% due 2036 542 612
3.000% due 2037 317 328
4.000% due 2037 31 33
5.500% due 2037 163 182
5.500% due 2038 30 34
4.500% due 2039 298 325
6.000% due 2039 267 308
6.000% due 2039 219 252
4.500% due 2040 96 104
5.500% due 2040 3,036 3,410
4.000% due 2041 477 514
4.500% due 2041 366 397
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 2041 1,917 2,128
6.000% due 2041 561 646
3.500% due 2042 69 73
3.500% due 2043 3,559 3,757
3.500% due 2045 8,014 8,433
4.000% due 2045 4,081 4,361
3.000% due 2046 4,866 5,032
3.500% due 2046 4,895 5,140
4.000% due 2046 8,255 8,888
4.500% due 2046 2,728 3,035
5.000% due 2046 1,416 1,553
3.000% due 2047 25,202 26,050
3.500% due 2047 1,037 1,097
4.000% due 2047 14,729 15,542
3.000% due 2048 795 818
3.500% due 2048 4,524 4,711
4.500% due 2048 23,146 24,541
5.000% due 2048 8,421 9,029
2.500% due 2049 100 103
3.000% due 2049 78,554 81,035
3.500% due 2049 58,742 61,042
4.000% due 2049 33,354 34,900
4.500% due 2049 999 1,071
3.000% due 2050 100 103
3.000% due 2050 9,874 10,106
3.500% due 2050 1,400 1,466
4.000% due 2056 3,627 3,949
4.500% due 2056 1,350 1,481
5.500% due 2056 1,205 1,317
3.500% due 2057 3,921 4,149
4.000% due 2057 301 328
4.500% due 2057 1,152 1,263
30 Year TBA(Ï)
2.500% 300 302
3.500% 16,800 17,342
4.500% 100 106
Series 1997-281 Class 2
Interest Only STRIP
9.000% due 11/25/26 7 1
Series 2000-306 Class IO
Interest Only STRIP
8.000% due 05/25/30 9 2
Series 2001-317 Class 2
Interest Only STRIP
8.000% due 12/25/31 13 3
Series 2002-320 Class 2
Interest Only STRIP
7.000% due 04/25/32 4 1
Series 2003-343 Class 6
Interest Only STRIP
5.000% due 10/25/33 203 35
Series 2005-365 Class 12
Interest Only STRIP
5.500% due 12/25/35 577 118
Series 2006-369 Class 8
Interest Only STRIP
5.500% due 04/25/36 87 19
Fannie Mae Connecticut Avenue
Securities
Series 2014-C02 Class 1M2
4.423% due 05/25/24 (Ê) 4,619 4,806
Series 2014-C03 Class 1M2

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
190 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.621% due 07/25/24 (Ê) 6,444 6,803
Series 2014-C04 Class 1M2
6.723% due 11/25/24 (Ê) 4,729 5,214
Series 2016-C04 Class 1M2
6.073% due 01/25/29 (Ê) 4,461 4,752
Series 2017-C07 Class 1M2
4.830% due 05/25/30 (Ê) 2,060 2,100
Fannie Mae REMICS
Series 1997-68 Class SC
Interest Only  STRIP
6.842% due 05/18/27 (Ê) 10 2
Series 2003-25 Class IK
Interest Only STRIP
7.000% due 04/25/33 33 8
Series 2003-32 Class UI
Interest Only  STRIP
6.000% due 05/25/33 32 6
Series 2003-33 Class IA
Interest Only STRIP
6.500% due 05/25/33 153 35
Series 2003-35 Class IU
Interest Only STRIP
6.000% due 05/25/33 25 5
Series 2003-35 Class UI
Interest Only STRIP
6.500% due 05/25/33 33 7
Series 2003-64 Class JI
Interest Only STRIP
6.000% due 07/25/33 16 3
Series 2005-117 Class LC
5.500% due 11/25/35 617 646
Series 2006-118 Class A1
1.621% due 12/25/36 (Ê) 20 20
Series 2007-73 Class A1
1.883% due 07/25/37 (Ê) 193 189
Series 2009-70 Class PS
Interest Only STRIP
5.516% due 01/25/37 (Ê) 4,821 777
Series 2010-95 Class S
Interest Only STRIP
5.366% due 09/25/40 (Ê) 5,039 1,106
Series 2012-35 Class SC
Interest Only STRIP
4.677% due 04/25/42 (Ê) 21 4
Series 2013-54 Class BS
Interest Only STRIP
4.918% due 06/25/43 (Ê) 237 46
Series 2013-124 Class SB
Interest Only STRIP
4.718% due 12/25/43 (Ê) 475 93
Series 2016-23 Class ST
Interest Only STRIP
4.177% due 11/25/45 (Ê) 2,467 525
Series 2016-60 Class QS
Interest Only STRIP
4.277% due 09/25/46 (Ê) 800 144
Series 2016-61 Class BS
Interest Only STRIP
4.277% due 09/25/46 (Ê) 2,156 367
Series 2017-76 Class SB
Interest Only STRIP
4.277% due 10/25/57 (Ê) 1,472 280
Series 2017-85 Class SC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
4.377% due 11/25/47 (Ê) 467 83
Fannie Mae-Aces
Series 2013-M6 Class 1AC
3.828% due 02/25/43 (~)(Ê) 358 388
Series 2018-M9 Class APT2
3.124% due 04/25/28 (~)(Ê) 600 652
Series 2018-M15 Class 1A2
3.700% due 01/25/36 100 114
Series 2019-M1 Class A2
3.673% due 09/25/28 (~)(Ê) 2,060 2,313
Series 2019-M4 Class A2
3.610% due 02/25/31 390 441
Series 2019-M5 Class A2
3.273% due 01/25/29 710 781
Series 2019-M6 Class A2
3.450% due 01/01/29 780 865
Series 2019-M19 Class A2
2.560% due 09/25/29 1,419 1,475
Series 2019-M23 Class 3A3
2.720% due 10/25/31 (~)(Ê) 1,000 1,048
Series 2019-M27 Class A2
2.700% due 11/25/40 200 207
Series 2019-M28 Class AV
2.232% due 02/25/27 500 506
Flagstar Mortgage Trust
Series 2017-2 Class A5
3.500% due 10/25/47 (~)(Ê)(Þ) 3,769 3,801
Series 2018-2 Class A4
3.500% due 04/25/48 (~)(Ê)(Þ) 91 93
Freddie Mac
3.500% due 2030 716 751
3.000% due 2031 1,431 1,482
3.000% due 2032 1,121 1,163
3.000% due 2033 3,113 3,216
4.500% due 2034 131 141
3.000% due 2035 263 272
3.500% due 2035 1,349 1,418
5.000% due 2035 21 24
3.000% due 2036 1,219 1,263
4.000% due 2036 72 77
3.000% due 2038 571 589
6.000% due 2038 956 1,101
4.500% due 2039 3,895 4,303
5.500% due 2039 490 548
5.500% due 2040 745 837
4.000% due 2041 5,002 5,406
5.500% due 2041 1,136 1,277
3.500% due 2043 2,117 2,241
4.000% due 2044 3,310 3,576
3.500% due 2045 14,318 15,285
4.000% due 2045 2,620 2,796
3.000% due 2046 15,260 15,884
3.500% due 2046 263 279
4.000% due 2046 8,608 9,221
4.500% due 2046 1,317 1,412
3.000% due 2047 4,338 4,512
3.500% due 2047 226 238
4.000% due 2047 6,064 6,404
4.500% due 2047 732 777
3.000% due 2048 2,213 2,277
3.500% due 2048 6,515 6,747

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 191
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 2048 1,693 1,773
4.000% due 2048 336 351
4.500% due 2048 6,310 6,686
5.000% due 2048 769 825
2.500% due 2049 14,736 14,851
3.000% due 2049 29,202 30,019
3.500% due 2049 3,155 3,274
4.000% due 2049 22 23
4.000% due 2049 11,297 11,820
5.000% due 2049 852 912
2.500% due 2050 800 806
3.000% due 2050 8,080 8,309
3.500% due 2050 8,000 8,287
4.000% due 2050 400 421
4.500% due 2050 100 107
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2013-K024 Class A2
2.573% due 09/25/22 8,350 8,536
Series 2013-K029 Class A2
3.320% due 02/25/23 (~)(Ê) 7,940 8,306
Series 2015-K044 Class A2
2.811% due 01/25/25 3,050 3,206
Series 2015-K051 Class A2
3.308% due 09/25/25 7,730 8,360
Series 2016-K058 Class X1
Interest Only STRIP
0.930% due 08/25/26 (~)(Ê) 24,872 1,310
Series 2017-K067 Class A2
3.194% due 07/25/27 10,603 11,582
Series 2018-K074 Class A2
3.600% due 01/25/28 16,233 18,160
Series 2018-K081 Class A2
3.900% due 08/25/28 (~)(Ê) 7,312 8,437
Series 2018-K085 Class A2
4.060% due 10/25/28 (~)(Ê) 8,566 9,926
Series 2019-K091 Class A2
3.505% due 03/25/29 800 898
Series 2019-K094 Class X1
Interest Only STRIP
0.881% due 06/25/29 (~)(Ê) 1,000 72
Series 2019-K095 Class X1
Interest Only STRIP
1.083% due 06/25/29 (~)(Ê) 999 74
Series 2019-K101 Class X1
Interest Only STRIP
0.837% due 10/25/29 (~)(Ê) 2,399 168
Series 2019-K735 Class X1
Interest Only STRIP
1.103% due 05/25/26 (~)(Ê) 1,299 70
Series 2019-KC05 Class X1
Interest Only STRIP
1.204% due 06/25/27 (~)(Ê) 3,499 229
Freddie Mac Reference REMICS
Series 2006-R007 Class ZA
6.000% due 05/15/36 997 1,161
Freddie Mac REMICS
Series 1999-2129 Class SG
Interest Only STRIP
6.450% due 06/17/27 (Ê) 240 36
Series 2000-2247 Class SC
Interest Only STRIP
6.962% due 08/15/30 (Ê) 9 2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2002-2463 Class SJ
Interest Only STRIP
7.462% due 03/15/32 (Ê) 20 4
Series 2003-2610 Class UI
Interest Only STRIP
6.500% due 05/15/33 5 1
Series 2003-2624 Class QH
5.000% due 06/15/33 273 310
Series 2003-2649 Class IM
Interest Only STRIP
7.000% due 07/15/33 43 11
Series 2011-3973 Class SA
Interest Only STRIP
4.569% due 12/15/41 (Ê) 80 17
Series 2012-4045 Class HD
4.500% due 07/15/41 1,574 1,728
Series 2019-RR01 Class X
Interest Only STRIP
1.534% due 06/25/48 (~)(Ê) 5,000 547
Freddie Mac Strips
Series 1998-191 Class IO
Interest Only STRIP
8.000% due 01/01/28 7 1
Series 1998-194 Class IO
Interest Only STRIP
6.500% due 04/01/28 15 2
Series 2001-212 Class IO
Interest Only STRIP
6.000% due 05/15/31 15 3
Series 2001-215 Class IO
Interest Only STRIP
8.000% due 06/15/31 19 5
Series 2014-334 Class S7
Interest Only STRIP
4.179% due 08/15/44 (Ê) 916 183
Series 2016-353 Class S1
Interest Only STRIP
4.079% due 12/15/46 (Ê) 428 84
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-DN2 Class M3
5.423% due 04/25/24 (Ê) 3,791 4,038
Series 2014-HQ2 Class M3
5.573% due 09/25/24 (Ê) 2,781 3,026
Series 2015-DNA3 Class M3
6.523% due 04/25/28 (Ê) 7,081 7,861
Series 2015-DNA3 Class M3F
5.523% due 04/25/28 (Ê) 4,380 4,668
Series 2016-DNA4 Class M2
2.291% due 03/25/29 (Ê) 700 701
Series 2017-DNA1 Class B1
6.773% due 07/25/29 (Ê) 830 962
Series 2017-DNA2 Class M2
5.273% due 10/25/29 (Ê) 9,218 9,926
Series 2017-DNA3 Class M2
4.930% due 03/25/30 (Ê) 4,538 4,702
Freddie Mac Whole Loan Securities
Trust
Series 2016-SC01 Class M1
3.883% due 07/25/46 (~)(Ê) 489 495
Ginnie Mae I
4.500% due 2039 6,375 6,983
5.000% due 2039 2,342 2,616
4.500% due 2040 654 715

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
192 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 2041 1,214 1,329
3.000% due 2042 681 704
4.500% due 2042 156 170
3.000% due 2043 727 750
3.500% due 2048 637 670
Ginnie Mae II
4.000% due 1949 500 500
3.500% due 2044 232 244
3.500% due 2045 101 106
3.000% due 2046 2,797 2,900
3.500% due 2046 2,109 2,211
3.500% due 2047 1,908 2,000
4.000% due 2047 4,193 4,408
3.000% due 2048 314 324
3.500% due 2048 1,419 1,483
4.000% due 2048 2,610 2,724
4.500% due 2048 1,996 2,109
2.500% due 2049 494 494
3.000% due 2049 6,786 6,981
3.500% due 2049 1,553 1,582
4.000% due 2049 299 315
4.500% due 2049 4,087 4,293
5.000% due 2049 1,337 1,419
3.000% due 2050 10,000 10,290
30 Year TBA(Ï)
2.500% 11,100 11,280
3.000% 4,900 5,032
Ginnie Mae II Pool
2.500% due 2049 96 96
3.000% due 02/28/50 (Š) 1,100 1,139
Ginnie Mae REMICS
Series 1999-27 Class SE
Interest Only STRIP
8.058% due 08/16/29 (Ê) 28 5
Series 2012-135 Class IO
Interest Only STRIP
0.611% due 01/16/53 (~)(Ê) 11,826 381
Series 2012-H27 Class AI
Interest Only STRIP
1.800% due 10/20/62 (~)(Ê) 1,081 53
Series 2013-50 Class IO
Interest Only STRIP
0.188% due 10/16/48 (~)(Ê) 17,390 246
Series 2013-53 Class OI
Interest Only STRIP
3.500% due 04/20/43 133 16
Series 2014-17 Class AM
2.516% due 06/16/48 (~)(Ê) 272 280
Series 2014-190 Class PL
3.500% due 12/20/44 4,484 4,785
Series 2016-21 Class ST
Interest Only STRIP
5.588% due 02/20/46 (Ê) 1,731 376
Series 2016-84 Class IG
Interest Only STRIP
4.500% due 11/16/45 779 144
Series 2016-135 Class SB
Interest Only STRIP
420925.000% due 10/16/46 (Ê) 304 73
Series 2017-111 Class IO
Interest Only STRIP
0.740% due 02/16/59 (~)(Ê) 2,869 186
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H15 Class KI
Interest Only STRIP
2.152% due 07/20/67 (~)(Ê) 565 75
Series 2017-H18 Class BI
Interest Only STRIP
1.627% due 09/20/67 (~)(Ê) 7,411 682
Series 2017-H20 Class IB
Interest Only STRIP
1.963% due 10/20/67 (~)(Ê) 287 31
Series 2018-119 Class IO
Interest Only STRIP
0.653% due 05/16/60 (~)(Ê) 2,950 196
Series 2018-H06 Class PF
2.297% due 02/20/68 (Ê) 883 878
Series 2018-H07 Class FD
2.297% due 05/20/68 (Ê) 1,576 1,568
Series 2019-123 Class A
3.000% due 10/20/49 600 625
GS Mortgage Securities Corp. II
Series 2018-SRP5 Class A
3.065% due 09/15/31 (Ê)(Þ) 2,790 2,790
GS Mortgage Securities Trust
Series 2013-GC14 Class AS
4.507% due 08/10/46 (Þ) 1,630 1,762
Series 2016-GS2 Class A4
3.050% due 05/10/49 7,865 8,307
Hilton USA Trust
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 9,138 9,811
Series 2016-SFP Class A
2.828% due 11/05/35 (Þ) 1,499 1,502
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 7,770 8,155
Hospitality Mortgage Trust
Series 2019-HIT Class D
4.500% due 11/15/26 (Ê)(Þ) 6,332 6,348
Series 2019-HIT Class E
4.850% due 11/15/26 (Ê)(Þ) 4,305 4,321
Hudsons Bay Simon JV Trust
Series 2015-HB7 Class A7
3.914% due 08/05/34 (Þ) 3,403 3,485
IndyMac Index Mortgage Loan Trust
Series 2007-AR1 Class 1A1
3.186% due 03/25/37 (~)(Ê) 732 702
JPMDB Commercial Mortgage Securities
Trust
Series 2017-C7 Class XA
Interest Only STRIP
1.044% due 10/15/50 (~)(Ê) 11,540 611
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.446% due 07/15/41 (~)(Ê) 198 203
Series 2016-NINE Class A
2.949% due 10/06/38 (~)(Ê)(Þ) 2,305 2,409
JPMorgan Mortgage Trust
Series 2005-A4 Class 1A1
4.412% due 07/25/35 (~)(Ê) 103 104
Series 2013-1 Class 2A2
2.500% due 03/25/43 (~)(Ê)(Þ) 2,303 2,320
Series 2017-2 Class A6
3.000% due 05/25/47 (~)(Ê)(Þ) 9,486 9,594
Series 2017-4 Class A5

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 193
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 11/25/47 (~)(Ê)(Þ) 3,945 4,015
Series 2018-3 Class A1
3.500% due 04/25/48 (~)(Ê)(Þ) 3,151 3,221
Series 2018-4 Class A1
3.500% due 10/25/48 (~)(Ê)(Þ) 19 19
Series 2018-4 Class A15
3.500% due 10/25/48 (~)(Ê)(Þ) 2,589 2,612
Series 2018-5 Class A1
3.500% due 10/25/48 (~)(Ê)(Þ) 2,971 3,043
Series 2018-6 Class 1A4
3.500% due 12/25/48 (~)(Ê)(Þ) 4,563 4,569
Series 2018-8 Class A15
4.000% due 01/25/49 (~)(Ê)(Þ) 1,362 1,364
Series 2018-8 Class A5
4.000% due 01/25/49 (~)(Ê)(Þ) 7,709 7,783
Series 2018-9 Class A15
4.000% due 09/25/48 (~)(Ê)(Þ) 815 814
Series 2019-1 Class A6
4.000% due 05/25/49 (~)(Ê)(Þ) 1,076 1,075
Series 2019-INV2 Class A3
3.500% due 02/25/50 (~)(Ê)(Þ) 4,013 4,104
LB Commercial Mortgage Trust
Series 2007-C3 Class AJ
6.116% due 07/15/44 (~)(Ê) 121 121
Lone Star Portfolio Trust
Series 2015-LSP Class E
7.519% due 09/15/28 (Ê)(Þ) 726 727
ML-CFC Commercial Mortgage Trust
Series 2007-5 Class AJ
5.450% due 08/12/48 (~)(Ê) 628 382
Series 2007-5 Class AJFL
5.450% due 08/12/48 (~)(Ê)(Þ) 621 378
Morgan Stanley Capital I Trust
Series 2007-T25 Class AJ
5.574% due 11/12/49 (~)(Ê) 1,404 1,421
Series 2015-MS1 Class A4
3.779% due 05/15/48 1,360 1,484
Series 2016-UBS9 Class A4
3.594% due 03/15/49 1,425 1,550
Series 2019-NUGS Class E
3.920% due 12/15/36 (Ê)(Þ) 8,380 8,368
Morgan Stanley Capital I, Inc.
Series 2019-BPR Class A
3.900% due 05/15/36 (Ê)(Þ) 1,220 1,215
Series 2019-PLND Class A
3.500% due 05/15/36 (Ê)(Þ) 7,339 7,339
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (Þ) 5,268 5,485
Series 2017-237P Class XA
Interest Only STRIP
0.467% due 09/13/39 (~)(Ê)(Þ) 58,208 1,489
Series 2017-237P Class XB
Interest Only STRIP
0.175% due 09/13/39 (~)(Ê)(Þ) 35,996 245
MSCG Trust
Series 2015-ALDR Class A2
3.577% due 06/07/35 (~)(Ê)(Þ) 1,435 1,495
Nomura Resecuritization Trust
Series 2014-1R Class 5A3
0.684% due 10/26/36 (Ê)(Þ) 3,317 3,297
Series 2015-4R Class 1A14
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.309% due 03/26/47 (Ê)(Þ) 5,005 4,245
Series 2015-8R Class 4A4
3.512% due 11/25/47 (~)(Ê)(Þ) 5,645 4,286
Series 2015-11R Class 3A2
2.747% due 05/25/36 (~)(Ê)(Þ) 1,272 1,299
NYT Mortgage Trust
Series 2019-NYT Class A
3.700% due 11/15/35 (Ê)(Þ) 11,840 11,880
One Market Plaza Trust
Series 2017-1MKT Class C
4.016% due 02/10/32 (Þ) 1,041 1,077
Series 2017-1MKT Class D
4.146% due 02/10/32 (Þ) 2,675 2,764
Series 2017-1MKT Class E
4.142% due 02/10/32 (Þ) 4,080 4,175
PMT Credit Risk Transfer Trust
Series 2019-3R Class A
4.164% due 10/27/22 (Ê)(Þ) 2,617 2,634
Radnor RE, Ltd.
Series 2020-1 Class M1A
2.610% due 02/25/30 (Ê)(Þ) 2,411 2,412
RBS Commercial Funding, Inc. Trust
Series 2013-GSP Class A
3.961% due 01/15/32 (~)(Ê)(Þ) 1,055 1,119
Residentioal Mortgage Loan Trust
Series 2019-3 Class A1
2.633% due 09/25/59 (~)(Ê)(Þ) 2,730 2,740
Series 2019-3 Class A2
2.941% due 09/25/59 (~)(Ê)(Þ) 2,730 2,740
Series 2019-3 Class A3
3.044% due 09/25/59 (~)(Ê)(Þ) 2,730 2,740
Sequoia Mortgage Trust
Series 2014-4 Class A2
3.500% due 11/25/44 (~)(Ê)(Þ) 295 296
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 3,472 3,563
SG Commercial Mortgage Securities
Trust
Series 2016-C5 Class A4
3.055% due 10/10/48 2,870 3,026
Shops at Crystals Trust
Series 2016-CSTL Class A
3.126% due 07/05/36 (Þ) 520 542
Structured Adjustable Rate Mortgage
Loan Trust
Series 2004-12 Class 2A
4.147% due 09/25/34 (~)(Ê) 1,726 1,731
Structured Asset Mortgage Investments
II Trust
Series 2004-AR7 Class A1B
2.246% due 04/19/35 (Ê) 294 296
Series 2004-AR8 Class A1
2.526% due 05/19/35 (Ê) 926 935
Tharaldson Hotel Portfolio Trust
Series 2018-THL Class A
2.520% due 11/11/34 (Ê)(Þ) 705 704
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR1 Class A
4.851% due 03/25/34 (~)(Ê) 325 332
Series 2004-AR4 Class A6
4.504% due 06/25/34 (~)(Ê) 2,261 2,285
Series 2004-AR6 Class A
1.402% due 05/25/44 (Ê) 2,482 2,485

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
194 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2005-AR6 Class 2A1A
2.283% due 04/25/45 (Ê) 2,463 2,460
Series 2006-AR10 Class 1A1
3.727% due 09/25/36 (~)(Ê) 1,873 1,818
Series 2006-AR18 Class 1A1
3.465% due 01/25/37 (~)(Ê) 3,386 3,271
Series 2007-HY5 Class 3A1
4.322% due 05/25/37 (~)(Ê) 1,943 1,920
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1 Class A5
3.148% due 05/15/48 9,930 10,513
Series 2017-RB1 Class XA
Interest Only STRIP
1.288% due 03/15/50 (~)(Ê) 8,845 665
Wells Fargo Mortgage-Backed Securities
Trust
Series 2005-AR7 Class 2A1
3.087% due 05/25/35 (~)(Ê) 6 6
Series 2006-AR5 Class 1A1
5.192% due 04/25/36 (~)(Ê) 3,993 3,783
WFRBS Commercial Mortgage Trust
Series 2014-C19 Class A3
3.660% due 03/15/47 1,515 1,531
Worldwide Plaza Trust
Series 2017-WWP Class A
3.526% due 11/10/36 (Þ) 2,648 2,891
1,209,585
Non-US Bonds - 6.7%
Argentine Bonos del Tesoro
18.200% due 10/03/21 ARS 27,640 179
Brazil Notas do Tesouro Nacional
Series NTNB
6.000% due 05/15/45 BRL 1,829 1,975
Series NTNF
10.000% due 01/01/23 BRL 17,238 4,528
10.000% due 01/01/25 BRL 13,099 3,563
10.000% due 01/01/27 BRL 955 267
Canadian Government International
Bond
0.750% due 09/01/21 CAD 7,260 5,424
1.500% due 06/01/23 CAD 10,885 8,260
2.250% due 06/01/25 CAD 7,720 6,122
1.000% due 06/01/27 CAD 8,638 6,394
Colombian Titulos de Tesoreria
Series B
10.000% due 07/24/24 COP 69,835,800 24,362
6.000% due 04/28/28 COP 19,823,000 5,926
Indonesia Treasury Bond
Series FR68
8.375% due 03/15/34 IDR 66,830,000 5,378
Series FR77
8.125% due 05/15/24 IDR 60,098,000 4,759
Series FR78
8.250% due 05/15/29 IDR 96,651,000 7,824
Japan 20 Year Government  Bond
0.000% due 09/20/39 (
ž )
JPY 506,850 4,733
Malaysia Government International Bond
Series 0114
4.181% due 07/15/24 MYR 19,806 5,065
Series 0116
3.800% due 08/17/23 MYR 20,630 5,172
Series 0117
3.882% due 03/10/22 MYR 18,949 4,721
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 0215
3.795% due 09/30/22 MYR 2,726 680
Series 0218
3.757% due 04/20/23 MYR 16,061 4,016
Series 0314
4.048% due 09/30/21 MYR 6,770 1,684
Series 0319
3.478% due 06/14/24 MYR 11,623 2,895
Series 0517
3.441% due 02/15/21 MYR 2,354 578
Mexican Bonos
Series M
6.500% due 06/10/21 MXN 4,060 214
7.750% due 05/29/31 MXN 22,373 1,281
7.750% due 11/13/42 MXN 387,846 22,372
8.000% due 11/07/47 MXN 156,550 9,337
Series M 20
10.000% due 12/05/24 MXN 40,145 2,426
7.500% due 06/03/27 MXN 145,603 8,097
Series M 30
10.000% due 11/20/36 MXN 169,081 11,761
8.500% due 11/18/38 MXN 61,980 3,819
Mexico Bonos de Desarrollo
Series M 30
8.500% due 11/18/38 MXN 9,000 555
Norway Government International Bond
Series 475
2.000% due 05/24/23 (Þ) NOK 47,758 5,315
Series 476
3.000% due 03/14/24 (Þ) NOK 51,653 6,006
Series 478
1.500% due 02/19/26 (Þ) NOK 9,813 1,082
Series 479
1.750% due 02/17/27 (Þ) NOK 11,462 1,285
Series 480
2.000% due 04/26/28 (Þ) NOK 18,089 2,074
Peru Government International Bond
5.700% due 08/12/24 PEN 26,649 8,866
6.900% due 08/12/37 PEN 15,718 5,750
Russian Federal Bond - OFZ
Series 6207
8.150% due 02/03/27 RUB 192,010 3,368
Series 6212
7.050% due 01/19/28 RUB 76,616 1,272
Series 6219
7.750% due 09/16/26 RUB 206,670 3,541
Series 6224
6.900% due 05/23/29 RUB 236,930 3,913
Series 6225
7.250% due 05/10/34 RUB 4,270 73
Series 6228
7.650% due 04/10/30 RUB 139,580 2,422
Series 6230
7.700% due 03/16/39 RUB 175,220 3,132
Singapore Government International
Bond
2.250% due 06/01/21 SGD 4,066 3,011
1.250% due 10/01/21 SGD 5,681 4,151
3.125% due 09/01/22 SGD 1,570 1,199
2.750% due 07/01/23 SGD 8,057 6,161
3.000% due 09/01/24 SGD 3,243 2,540
2.375% due 06/01/25 SGD 4,846 3,718
2.125% due 06/01/26 SGD 9,161 6,973

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 195
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 03/01/27 SGD 15,130 12,551
2.625% due 05/01/28 SGD 1,538 1,219
263,989
United States Government Treasuries - 16.4%
United States Treasury Inflation Indexed
Bonds
0.125% due 04/15/21 29,482 29,416
0.125% due 01/15/22 3,506 3,515
0.375% due 07/15/23 38,236 39,063
0.375% due 07/15/25 19,586 20,282
3.375% due 04/15/32 17,643 24,995
2.125% due 02/15/40 6,991 9,658
1.375% due 02/15/44 7,781 9,793
1.000% due 02/15/46 4,950 5,857
0.875% due 02/15/47 12,850 14,879
1.000% due 02/15/48 3,119 3,734
1.000% due 02/15/49 8,586 10,361
United States Treasury Notes
1.375% due 05/31/21 38,065 38,035
1.125% due 06/30/21 53,325 53,107
1.750% due 05/15/23 81,995 83,162
1.375% due 06/30/23 2,050 2,055
1.250% due 07/31/23 16,370 16,342
2.250% due 04/30/24 150 156
1.750% due 07/31/24 220 224
1.250% due 08/31/24 14,455 14,410
1.500% due 11/30/24 400 403
1.750% due 12/31/24 4,580 4,672
2.000% due 02/15/25 11,390 11,757
2.125% due 05/15/25 10,592 11,009
2.000% due 08/15/25 22,473 23,235
3.000% due 10/31/25 2,975 3,242
2.250% due 11/15/25 10,850 11,374
1.625% due 02/15/26 18,342 18,590
2.250% due 03/31/26 4,545 4,775
1.625% due 05/15/26 12,800 12,974
1.500% due 08/15/26 7,689 7,731
1.375% due 08/31/26 9,820 9,799
1.625% due 09/30/26 1,080 1,094
1.625% due 10/31/26 170 172
2.375% due 05/15/27 9,020 9,609
2.750% due 02/15/28 1,345 1,477
2.375% due 05/15/29 6,785 7,299
4.500% due 05/15/38 3,635 5,188
2.750% due 11/15/42 5,060 5,780
2.875% due 05/15/43 5,105 5,948
3.750% due 11/15/43 7,745 10,332
3.125% due 08/15/44 3,920 4,769
2.875% due 08/15/45 2,810 3,293
3.000% due 11/15/45 6,640 7,961
3.000% due 05/15/47 2,485 3,006
2.750% due 11/15/47 7,370 8,537
3.000% due 02/15/48 9,715 11,788
3.125% due 05/15/48 8,390 10,424
3.375% due 11/15/48 2,025 2,637
3.000% due 02/15/49 370 452
2.050% due 05/15/49 500 276
2.875% due 05/15/49 5,460 6,521
2.250% due 08/15/49 31,470 33,224
2.375% due 11/15/49 7,990 8,664
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
647,056
Total Long-Term Investments
(cost $3,359,440) 3,484,706
Common Stocks - 0.0%
Financial Services - 0.0%
Escrow GM Corp.(Æ)(Š) 420,000
—
Technology - 0.0%
Sungard Availability Services, LP(Æ)(Š) 9,557
172
Total Common Stocks
(cost $239) 172
Options Purchased - 0.0%
(Number of Contracts)
United States 10 Year
Treasury Note Futures
Merrill Lynch Feb 2020 131.25
Put (88) USD 11,550 (ÿ) 39
Merrill Lynch Feb 2020 129.00
Put (287) USD 37,023 (ÿ) 9
Merrill Lynch Feb 2020 130.50
Put (57) USD 7,439 (ÿ) 12
United States 5 Year
Treasury Note Futures
Merrill Lynch Feb 2020 111.75
Put (438) USD 48,947 (ÿ) —
Merrill Lynch Feb 2020 114.25
Put (981) USD 112,079 (ÿ) 1
United States Treasury
Bond Futures
Merrill Lynch Feb 2020 158.00
Put (44) USD 6,952 (ÿ) 5
Merrill Lynch Feb 2020 161.00
Put (14) USD 2,254 (ÿ) 7
Total Options Purchased
(cost $261) 73
Short-Term Investments - 10.7%
America Movil SAB de CV
5.000% due 03/30/20 100 100
American Express Co.
2.200% due 10/30/20 300 301
American Express Credit Corp.
2.375% due 05/26/20 410 411
Amgen, Inc.
2.125% due 05/01/20 90 90
Apple, Inc.
2.000% due 11/13/20 420 421
Argentina POM Politica Monetaria
Series POM
53.323% due 06/21/20 (Ê) ARS 13,600 120
Banque Federative du Credit Mutuel SA
2.200% due 07/20/20 (Þ) 240 240
Boeing Co. (The)
4.875% due 02/15/20 700 701
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/21 BRL 24,012 5,925

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
196 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cencosud SA
5.500% due 01/20/21 (Þ) 1,990 2,043
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
3.579% due 07/23/20 440 443
Chubb INA Holdings, Inc.
2.300% due 11/03/20 150 151
Daimler Finance NA LLC
2.450% due 05/18/20 (Þ) 150 150
Federal Home Loan Bank Discount
Notes
1.408% due 02/03/20 500 500
Federal Home Loan Banks
2.125% due 02/11/20 360 360
1.700% due 10/07/20 (Ê) 2,810 2,812
Ford Motor Credit Co. LLC
3.157% due 08/04/20 1,750 1,760
Freddie Mac
4.500% due 08/01/20 — —
General Motors Financial Co., Inc.
2.450% due 11/06/20 170 171
Gilead Sciences, Inc.
2.550% due 09/01/20 110 110
Glencore Funding LLC
2.875% due 04/16/20 (Þ) 120 120
Goldman Sachs Capital II
4.000% due 12/20/20 (Ê) 17 15
Goldman Sachs Group, Inc. (The)
Series D
6.000% due 06/15/20 1,875 1,903
HSBC Bank PLC
6.676% due 01/15/21 202 210
Series BKNT
4.875% due 08/24/20 300 305
Korea Southern Power Co., Ltd.
3.000% due 01/29/21 (Þ) 1,029 1,041
Malaysia Government International Bond
Series 0315
3.659% due 10/15/20 MYR 7,064 1,734
Metropolitan Life Global Funding I
2.500% due 12/03/20 (Þ) 1,000 1,007
Mexican Bonos
Series M
8.000% due 06/11/20 MXN 8,710 463
Progress Energy, Inc.
4.400% due 01/15/21 200 204
Prosus NV
6.000% due 07/18/20 (Þ) 1,332 1,350
Reynolds American, Inc.
3.250% due 06/12/20 250 251
Royal Bank of Canada
2.150% due 10/26/20 20 20
Santander PLC
2.375% due 03/16/20 210 210
Shell International Finance BV
4.375% due 03/25/20 100 100
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Singapore Government International
Bond
2.000% due 07/01/20 SGD 2,663 1,955
Telefonica Emisiones SA
5.134% due 04/27/20 250 252
U.S. Cash Management Fund(@) 93,869,850(∞) 93,907
United States Treasury Bills
0.350% due 02/04/20 ( ž ) 1,000 1,000
0.744% due 02/06/20 ( ž ) 41,259 41,254
1.073% due 02/11/20 ( ž ) 15,821 15,816
1.320% due 02/25/20 ( ž ) 4,000 3,996
1.425% due 03/05/20 ( ž ) 46,682 46,620
1.487% due 04/02/20 ( ž ) 31,119 31,041
1.522% due 05/21/20 ( ž ) 40,732 40,545
1.498% due 07/16/20 ( ž ) 43,670 43,374
1.518% due 08/13/20 ( ž ) 47,882 47,499
1.510% due 09/10/20 ( ž ) 300 297
United States Treasury Notes
1.375% due 05/31/20 27,944 27,919
UnitedHealth Group, Inc.
3.875% due 10/15/20 100 101
Class A
2.700% due 07/15/20 360 362
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.250% due 10/05/20 (Þ) 1,025 1,033
Westpac Banking Corp.
2.300% due 05/26/20 70 70
2.600% due 11/23/20 410 413
Williams Cos., Inc. (The)
5.250% due 03/15/20 190 191
Total Short-Term Investments
(cost $424,833) 423,387
Total Investments 98.9%
(identified cost $3,784,773) 3,908,338
Other Assets and Liabilities,
Net - 1.1%
45,165
Net Assets - 100.0%
3,953,503

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 197
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
17.6%
1011778 BC ULC / New Red Finance, Inc. 03/15/19 490,000 100.83 494
500
225 Liberty Street Trust 02/17/16 975,000 102.45 999
1,057
A10 Securitization LLC 06/23/17 6,379,911 100.00 6,380
6,351
AbbVie, Inc. 11/12/19 340,000 99.88 340
351
AbbVie, Inc. 11/12/19 1,730,000 99.91 1,728
1,750
AbbVie, Inc. 11/12/19 690,000 99.98 690
721
AbbVie, Inc. 11/12/19 1,620,000 99.99 1,620
1,656
ABN AMRO Bank NV 06/16/16 400,000 102.49 410
442
Abu Dhabi Government International Bond 10/03/17 1,130,000 100.23 1,133
1,147
ACE Securities Corp. Mortgage Loan Trust 03/08/17 3,532,832 93.66 3,309
3,374
Alcoa Nederland Holding BV 10/18/16 300,000 102.72 308
325
Alcoa Nederland Holding BV 08/21/18 250,000 103.53 259
263
Alimentation Couche-Tard, Inc. 09/19/17 2,912,000 102.53 2,986
3,104
Allergan Sales LLC 09/26/19 2,857,000 104.33 2,981
2,995
Ambac LSNI LLC 05/04/16 17,180,414 100.44 17,256
17,461
Anglo American Capital PLC 04/04/17 380,000 100.12 380
392
Anglo American Capital PLC 05/19/17 480,000 101.04 485
534
Anglo American Capital PLC 09/06/17 950,000 101.39 963
1,001
Applebee's Funding LLC / IHOP Funding LLC 05/28/19 1,530,000 100.00 1,530
1,569
Ashtead Capital, Inc. 12/05/19 570,000 100.62 574
584
Avis Budget Rental Car Funding  LLC 05/06/19 1,420,000 100.71 1,430
1,504
Axis Bank, Ltd. 10/01/19 3,134,000 100.12 3,137
3,161
Banco de Bogota SA 09/22/17 2,846,000 104.18 2,965
3,056
Banco de Credito e Inversiones SA 12/05/19 2,974,000 102.40 3,045
3,063
Bangkok Bank PCL 09/30/19 2,475,000 106.03 2,624
2,651
Banistmo SA 12/07/17 3,022,000 100.57 3,039
3,090
Banque Federative du Credit Mutuel SA 03/20/18 240,000 99.56 239
240
Bayer US Finance II LLC 06/19/18 2,958,000 100.94 2,986
3,022
Bayer US Finance LLC 09/05/18 1,253,000 96.73 1,212
1,321
BCAP LLC Trust 07/21/16 5,232,948 75.55 3,953
4,869
BCAP LLC Trust 03/20/17 3,745,766 85.86 3,216
3,577
Bharti Airtel International Netherlands BV 09/26/19 2,880,000 105.06 3,026
3,047
BHP Billiton Finance USA, Ltd. 06/16/16 2,200,000 111.44 2,452
2,585
Blackbird Capital Aircraft Lease Securitization, Ltd. 11/04/16 6,481,250 99.09 6,422
6,437
Blue Racer Midstream LLC / Blue Racer Finance Corp. 02/25/19 170,000 101.73 173
166
Bluemountain CLO, Ltd. 01/18/18 2,380,000 100.68 2,396
2,381
BMW US Capital LLC 03/20/18 1,329,000 98.75 1,322
1,332
BMW US Capital LLC 09/27/19 2,046,000 99.91 2,044
2,053
BNP Paribas SA 03/08/17 450,000 99.39 447
502
BNP Paribas SA 06/01/18 240,000 95.45 229
264
BNP Paribas SA 08/07/18 1,490,000 99.52 1,483
1,688
BNP Paribas SA 01/03/19 2,020,000 110.98 2,242
2,425
BNP Paribas SA 01/03/19 1,250,000 99.99 1,250
1,368
BNP Paribas SA 01/08/19 320,000 95.63 306
338
Bombardier, Inc. 10/27/17 200,000 100.05 200
192
Bristol-Myers Squibb Co. 05/07/19 860,000 100.09 861
915
Bristol-Myers Squibb Co. 05/07/19 790,000 99.22 784
866
Bristol-Myers Squibb Co. 05/07/19 1,240,000 99.66 1,236
1,297
Bristol-Myers Squibb Co. 05/07/19 420,000 99.79 419
429
Bristol-Myers Squibb Co. 11/20/19 350,000 100.37 351
353
Bristol-Myers Squibb Co. 11/20/19 200,000 103.60 207
209
Bristol-Myers Squibb Co. 11/20/19 300,000 107.17 322
329
Bristol-Myers Squibb Co. 11/20/19 1,305,000 108.91 1,421
1,465
Bristol-Myers Squibb Co. 11/20/19 480,000 127.44 612
642
Broadcom, Inc. 10/22/19 2,987,000 100.97 3,016
3,030
BX Commercial Mortgage Trust 03/05/19 623,000 100.48 626
626
BX Commercial Mortgage Trust 04/18/19 10,910,000 100.06 10,917
10,926
BX Commercial Mortgage Trust 10/09/19 2,030,000 100.00 2,030
2,036
BX Commercial Mortgage Trust 10/24/19 2,770,000 100.09 2,773
2,782
BX Commercial Mortgage Trust 12/10/19 3,756,000 99.94 3,754
3,767
BXP Trust 10/30/17 3,835,000 101.08 3,877
4,147
CAL Funding III, Ltd. 06/28/17 3,894,492 99.99 3,894
3,897
CAMB Commercial Mortgage Trust 01/25/19 7,883,000 100.00 7,883
7,947
CAMB Commercial Mortgage Trust 01/25/19 3,491,000 100.00 3,491
3,515
Cameron LNG LLC 12/05/19 180,000 100.00 180
186
Cameron LNG LLC 12/05/19 550,000 100.23 551
581
Canadian Oil Sands, Ltd. 03/01/19 90,000 100.90 91
93

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
198 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Cedar Funding VI CLO, Ltd. 10/02/18 6,785,000 100.00 6,785
6,787
Celulosa Arauco y Constitucion SA 01/06/20 1,500,000 100.74 1,511
1,536
Cencosud SA 07/01/19 1,990,000 102.37 2,037
2,043
Cigna Corp. 12/05/19 3,000,000 104.56 3,136
3,152
Citigroup Commercial Mortgage Trust 02/11/16 990,000 102.29 1,013
1,031
Citigroup Commercial Mortgage Trust 04/15/16 5,391,569 0.98 5,303
5,514
Citigroup Commercial Mortgage Trust 02/21/19 1,870,000 100.00 1,870
1,874
Citigroup Mortgage Loan Trust, Inc. 08/03/15 1,089,499 90.11 982
1,065
Citigroup Mortgage Loan Trust, Inc. 02/01/17 959,835 97.79 939
967
Commercial Mortgage Trust 01/13/16 930,000 103.23 960
998
Commercial Mortgage Trust 01/22/16 950,000 1.06 1,007
1,017
Commercial Mortgage Trust 01/25/16 2,060,000 102.07 2,103
2,184
Commercial Mortgage Trust 02/19/16 975,000 102.45 999
1,052
Commercial Mortgage Trust 07/25/16 971,000 102.21 992
977
Commercial Mortgage Trust 11/21/16 1,354,600 100.81 1,366
1,398
Commercial Mortgage Trust 06/05/19 5,404,000 100.00 5,404
5,404
Commercial Mortgage Trust 06/05/19 4,040,000 100.00 4,040
4,035
CORE Mortgage Trust 03/01/19 7,130,000 100.00 7,130
7,132
Credit Suisse European Mortgage Capital, Ltd. 09/30/19 4,466,606 100.00 4,467
4,481
Credit Suisse Group AG 09/04/19 250,000 100.00 250
254
Credit Suisse Mortgage Capital Certificates 06/20/17 1,500,000 99.57 1,494
1,499
Credit Suisse Mortgage Capital Certificates 05/28/19 5,766,000 100.00 5,766
5,794
Credit Suisse Mortgage Trust 06/26/18 3,272,284 97.66 3,196
3,349
Credit Suisse Mortgage Trust 08/15/19 1,972,145 100.00 1,972
1,982
CSC Holdings LLC 03/06/19 360,000 102.22 368
368
CSWF 08/14/19 2,072,029 100.21 2,076
2,073
DAE Funding LLC 11/01/18 100,000 100.00 100
105
Daimler Finance NA LLC 03/20/18 150,000 99.80 150
150
Daimler Finance NA LLC 08/13/19 3,015,000 99.85 3,010
3,030
Danone SA 10/26/16 750,000 100.00 750
754
Danone SA 10/26/16 4,695,000 100.16 4,700
4,818
Danske Bank A/S 01/11/19 4,516,000 103.30 4,679
4,758
Danske Bank A/S 01/11/19 490,000 99.84 489
545
Danske Bank A/S 09/16/19 510,000 100.00 510
517
Danske Bank A/S 09/17/19 230,000 102.97 237
242
DBGS Mortgage Trust 04/03/19 4,612,000 101.39 4,676
5,064
DBUBS Mortgage Trust 09/14/16 320,000 110.58 354
331
DCP Midstream LLC 04/02/18 288,000 109.99 317
310
DCP Midstream LLC 12/11/19 110,000 104.98 115
116
Dell International LLC / EMC Corp. 06/15/16 920,000 101.32 932
948
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 2,796,444 100.62 2,814
2,889
Deutsche Telekom International Finance BV 03/28/18 160,000 99.07 159
163
Deutsche Telekom International Finance BV 05/02/18 1,081,000 97.80 1,057
1,084
Dividend Solar Loans LLC 06/28/19 1,551,849 99.98 1,552
1,578
DP World PLC 09/19/18 980,000 102.67 1,006
1,159
DPL, Inc. 01/24/20 164,000 99.03 162
163
Dresdner Funding Trust I 10/17/16 250,000 116.38 291
342
Dryden XXVIII Senior Loan Fund 08/03/17 3,028,000 100.00 3,028
3,028
Eagle Re Ltd. 01/27/20 2,170,000 100.00 2,170
2,170
ECAF, Ltd. 08/09/18 1,381,595 99.23 1,371
1,381
Ecuador Government International Bond 01/18/18 500,000 100.00 500
406
Egypt Government International Bond 02/13/18 550,000 100.00 550
577
Electricite de France SA 10/01/18 1,180,000 97.67 1,153
1,496
EMD Finance LLC 04/22/19 1,282,000 98.32 1,260
1,352
Enel Finance International NV 01/05/18 2,929,000 100.67 2,949
3,094
Eni SpA 09/26/19 2,734,000 109.13 2,984
3,083
Equate Petrochemical BV 10/27/16 460,000 99.12 456
496
Flagstar Mortgage Trust 10/26/17 3,769,175 101.39 3,822
3,801
Flagstar Mortgage Trust 04/13/18 90,520 98.62 89
93
Fox Corp. 01/15/19 40,000 100.00 40
47
Fox Corp. 01/17/19 830,000 114.19 948
1,051
Fresenius Medical Care US Finance II, Inc. 09/19/17 1,113,000 105.89 1,179
1,192
Gazprom OAO Via Gaz Capital SA 03/06/19 2,847,000 103.87 2,957
3,013
Glencore Funding LLC 02/07/17 240,000 101.54 244
252
Glencore Funding LLC 03/21/17 1,060,000 98.88 1,048
1,124
Glencore Funding LLC 03/21/18 120,000 99.93 120
120
Glencore Funding LLC 01/16/19 170,000 93.96 160
178
Glencore Funding LLC 03/05/19 2,160,000 102.09 2,205
2,297

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 199
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Greenwood Park CLO, Ltd. 02/28/18 3,133,000 100.13 3,137
3,129
GS Mortgage Securities Corp. II 06/06/18 2,790,000 100.00 2,790
2,790
GS Mortgage Securities Trust 07/20/16 1,630,000 111.93 1,824
1,762
GSAA Home Equity Trust 10/21/15 1,305,454 87.46 1,142
1,307
Hanesbrands, Inc. 08/10/18 40,000 98.17 39
42
Hanesbrands, Inc. 08/13/18 390,000 102.18 399
411
Helios Issuer LLC 12/14/18 945,500 100.64 952
1,012
Hertz Vehicle Financing II LP 11/19/19 3,500,000 100.00 3,500
3,573
Hilton USA Trust 11/22/16 9,138,000 95.27 8,706
9,811
Hilton USA Trust 05/26/17 1,499,000 99.71 1,495
1,502
HMH Trust 06/09/17 7,770,000 99.99 7,769
8,155
Hospitality Mortgage Trust 05/16/19 6,332,066 100.00 6,332
6,348
Hospitality Mortgage Trust 12/10/19 4,305,208 100.12 4,311
4,321
Hudsons Bay Simon JV Trust 09/09/16 3,403,000 105.08 3,576
3,485
ICBCIL Finance Co., Ltd. 09/30/19 2,880,000 99.66 2,870
2,878
Indonesia Government International Bond 09/26/17 200,000 103.04 206
216
Indonesia Government International Bond 09/26/17 410,000 110.97 455
501
Intesa Sanpaolo SpA 06/13/16 1,840,000 95.83 1,768
1,959
Intesa Sanpaolo SpA 07/10/17 1,500,000 100.30 1,504
1,530
Intesa Sanpaolo SpA 11/03/17 400,000 101.20 405
445
Intesa Sanpaolo SpA 01/05/18 2,323,000 100.34 2,340
2,390
Intesa Sanpaolo SpA 08/02/18 1,171,000 88.25 1,033
1,217
Inversiones CMPC SA 09/22/17 1,128,000 102.75 1,159
1,174
JPMorgan Chase Commercial Mortgage Securities Trust 10/30/17 2,305,000 98.90 2,280
2,409
JPMorgan Mortgage Trust 10/18/17 3,944,565 101.79 4,015
4,015
JPMorgan Mortgage Trust 03/23/18 3,150,662 98.62 3,107
3,221
JPMorgan Mortgage Trust 04/25/18 5,578,462 98.86 5,544
5,674
JPMorgan Mortgage Trust 08/16/18 9,071,312 100.48 9,099
9,147
JPMorgan Mortgage Trust 09/20/18 814,543 100.53 819
814
JPMorgan Mortgage Trust 01/01/19 1,076,488 100.74 1,084
1,075
JPMorgan Mortgage Trust 03/06/19 4,563,107 99.93 4,560
4,569
JPMorgan Mortgage Trust 03/08/19 9,485,611 98.08 9,303
9,594
JPMorgan Mortgage Trust 07/08/19 2,302,705 99.75 2,297
2,320
JPMorgan Mortgage Trust 09/18/19 4,013,363 101.21 4,062
4,104
KazMunajGaz 04/17/18 250,000 99.03 248
334
KKR Group Finance Co. II LLC 06/14/16 50,000 104.44 52
65
Korea Southern Power Co., Ltd. 09/06/18 1,029,000 99.52 1,024
1,041
Kraft Heinz Foods Co. 06/13/16 137,000 105.97 145
141
Kuwait Government International Bond 03/13/17 1,400,000 101.65 1,423
1,518
Lamb Weston Holdings, Inc. 12/01/16 350,000 99.73 349
369
LCM XXV, Ltd. 07/10/17 5,278,000 100.00 5,278
5,279
Lloyds Banking Group PLC 03/01/18 254,000 116.23 295
310
Lone Star Portfolio Trust 05/24/18 725,703 100.86 732
727
Lukoil International Finance BV 09/19/17 2,827,000 104.39 2,951
2,993
LYB Finance Co. BV 02/15/19 865,000 118.91 1,029
1,137
Madison Park Funding XIII, Ltd. 11/07/19 10,392,000 99.65 10,356
10,393
Madison Park Funding XXVI, Ltd. 09/05/17 4,180,000 100.00 4,180
4,182
Madison Park Funding XXVII, Ltd. 12/11/18 3,075,000 98.64 3,033
3,075
Magnolia Finance XI DAC 09/30/19 1,140,000 100.00 1,140
1,139
Marks & Spencer Group PLC 11/06/17 2,583,000 115.61 2,986
2,957
Mars, Inc. 03/26/19 450,000 103.35 465
491
Mars, Inc. 03/26/19 290,000 99.94 290
302
Metropolitan Life Global Funding I 11/23/15 1,000,000 99.99 1,000
1,007
Mexico Generadora de Energia S de RL 11/13/17 87 105.37 —
—
Midwest Connector Capital Co. LLC 12/04/19 2,885,000 104.80 3,023
3,064
ML-CFC Commercial Mortgage Trust 08/05/16 621,447 82.28 511
378
Morgan Stanley Capital I Trust 12/12/19 8,380,000 99.42 8,332
8,368
Morgan Stanley Capital I, Inc. 04/24/19 1,220,000 100.00 1,220
1,215
Morgan Stanley Capital I, Inc. 05/10/19 7,339,000 100.00 7,339
7,339
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 35,996,000 0.68 244
245
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 58,208,000 2.55 1,486
1,489
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,268,000 98.62 5,195
5,485
MSCG Trust 05/19/15 1,435,000 101.40 1,455
1,495
Navient Student Loan Trust 02/07/19 1,390,000 101.50 1,411
1,397
Navient Student Loan Trust 01/21/20 1,190,000 100.00 1,190
1,190
Nestle Holdings, Inc. 01/06/20 2,895,000 104.83 3,035
3,054
NGPL PipeCo LLC 09/26/19 2,298,000 129.72 2,981
3,038
Nigeria Government International Bond 11/20/17 300,000 100.00 300
309

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
200 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Nigeria Government International Bond 02/15/18 320,000 100.00 320
329
Nomura Resecuritization Trust 11/07/14 3,316,664 85.81 2,846
3,297
Nomura Resecuritization Trust 10/23/15 1,272,000 93.42 1,188
1,299
Nomura Resecuritization Trust 07/20/16 5,645,044 45.64 2,576
4,286
Nomura Resecuritization Trust 07/22/16 5,004,515 59.27 2,966
4,245
Nordea Bank AB 06/16/16 600,000 102.86 617
622
Northern Natural Gas Co. 08/02/18 2,615,000 109.13 2,854
3,081
Norway Government International Bond 01/18/19 NOK 9,813,000 11.43 1,121
1,082
Norway Government International Bond 01/18/19 NOK 11,462,000 11.47 1,315
1,285
Norway Government International Bond 01/18/19 NOK 18,089,000 11.70 2,116
2,074
Norway Government International Bond 01/18/19 NOK 47,758,000 11.84 5,656
5,315
Norway Government International Bond 01/18/19 NOK 51,653,000 12.03 6,212
6,006
Nuveen LLC 03/11/19 400,000 104.15 417
458
NXP BV / NXP Funding LLC 02/05/19 1,015,000 101.93 1,035
1,095
NYT Mortgage Trust 01/11/19 11,840,000 100.00 11,839
11,880
OCP SA 06/16/16 330,000 97.86 323
356
One Market Plaza Trust 02/15/17 2,675,000 100.60 2,691
2,764
One Market Plaza Trust 02/15/17 1,041,000 102.60 1,068
1,077
One Market Plaza Trust 02/15/17 4,080,000 97.92 3,995
4,175
Park Aerospace Holdings, Ltd. 09/28/17 1,000,000 102.94 1,029
1,070
Pernod Ricard SA 06/13/16 3,495,000 103.99 3,643
3,672
Pernod Ricard SA 06/16/16 150,000 118.26 177
195
PFCA Home Equity Investment Trust 12/12/17 1,277,648 99.63 1,273
1,291
PMT Credit Risk Transfer Trust 10/11/19 2,616,710 100.00 2,617
2,634
Prime Security Services Borrower LLC / Prime Finance, Inc. 10/18/16 95,000 104.83 100
100
Prime Security Services Borrower LLC / Prime Finance, Inc. 09/13/19 250,000 101.91 255
264
Prime Security Services Borrower LLC / Prime Finance, Inc. 09/20/19 360,000 102.52 369
375
Prosus NV 06/29/17 750,000 100.00 750
827
Prosus NV 09/21/17 1,332,000 101.43 1,351
1,350
Provincia de Buenos Aires 02/08/17 400,000 98.84 395
149
Provincia de Buenos Aires 02/08/17 450,000 99.77 449
168
Qatar Government International Bond 03/06/19 1,900,000 106.24 2,019
2,420
Qatar Government International Bond 03/06/19 650,000 99.67 648
733
Radnor RE, Ltd. 01/21/20 2,411,000 100.00 2,411
2,412
RBS Commercial Funding, Inc. Trust 01/19/16 1,055,000 1.04 1,095
1,119
Reliance Industries, Ltd. 10/01/19 2,934,000 106.24 3,117
3,140
Residentioal Mortgage Loan Trust 10/04/19 2,729,951 100.00 2,730
2,740
Residentioal Mortgage Loan Trust 10/04/19 2,729,951 100.00 2,730
2,740
Residentioal Mortgage Loan Trust 10/04/19 2,729,951 100.00 2,730
2,740
SABIC Capiral II BV 10/01/19 2,930,000 104.80 3,071
3,087
Santander Group Holdings PLC 10/02/18 2,653,000 109.76 2,912
3,350
Santander Holdings USA, Inc. 10/01/19 1,550,000 100.28 1,554
1,589
Santander PLC 09/27/19 2,810,000 105.83 2,974
3,056
Schneider Electric SE 04/22/19 1,470,000 100.43 1,476
1,514
Sealed Air Corp. 09/05/17 261,000 116.15 303
309
Sequoia Mortgage Trust 10/21/16 3,472,171 103.02 3,577
3,563
Sequoia Mortgage Trust 08/22/17 295,273 102.35 302
296
Shackleton CLO, Ltd. 04/04/18 5,390,000 100.00 5,390
5,335
Shackleton CLO, Ltd. 07/12/19 3,292,000 100.00 3,292
3,294
Shinhan Bank Co., Ltd. 09/30/19 2,994,000 101.01 3,024
3,051
Shops at Crystals Trust 03/08/18 520,000 96.12 500
542
Siemens Financieringsmaatschappij NV 04/22/19 1,245,000 100.09 1,246
1,279
Siemens Financieringsmaatschappij NV 09/30/19 2,027,000 99.81 2,023
2,045
Sinopec Group Overseas Development, Ltd. 06/16/16 530,000 104.24 552
575
Sound Point CLO, Ltd. 03/27/18 6,000,000 100.00 6,000
5,935
Springcastle SPV 01/22/20 18,018,152 100.89 18,178
18,233
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/14/18 630,000 100.00 630
661
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/15/18 87,500 99.84 87
88
Standard Chartered PLC 09/26/19 2,944,000 102.24 3,010
3,060
Swedbank AB 09/27/19 1,048,000 100.31 1,051
1,057
Syngenta Finance NV 04/17/18 590,000 100.00 590
602
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 12/02/19 230,000 100.79 232
237
Teachers Insurance & Annuity Association of America 11/09/15 200,000 97.37 195
211
Teachers Insurance & Annuity Association of America 06/14/16 400,000 111.70 447
513
Tencent Holdings, Ltd. 04/01/19 2,978,000 100.85 3,003
3,048
Teva Pharmaceutical Industries, Ltd. 11/19/19 620,000 100.00 620
653

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 201
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Textainer Marine Containers, Ltd. 06/22/17 4,356,272 99.98 4,356
4,391
Tharaldson Hotel Portfolio Trust 01/22/18 704,770 99.94 704
704
Towd point Mortgage Trust 10/31/19 4,636,337 102.30 4,743
4,783
Towd Point Mortgage Trust 07/22/16 1,347,414 99.86 1,345
1,349
Towd Point Mortgage Trust 07/07/17 2,930,162 100.55 2,946
2,972
Towd Point Mortgage Trust 07/26/17 963,223 100.99 973
966
Towd Point Mortgage Trust 08/04/17 2,485,886 99.63 2,477
2,532
Towd Point Mortgage Trust 01/24/19 5,455,182 102.77 5,606
5,756
Towd Point Mortgage Trust 11/04/19 7,436,134 100.96 7,508
7,643
Triton Container Finance IV LLC 08/16/17 3,355,182 100.08 3,358
3,393
Triton Container Finance VI LLC 06/07/17 1,500,316 99.98 1,500
1,520
Trust F/1401 09/27/19 1,794,000 106.71 1,914
2,060
Trust F/1401 10/11/19 1,200,000 106.37 1,276
1,308
UBS Group AG 03/16/17 1,000,000 100.00 1,000
1,035
UBS Group AG 01/28/19 1,810,000 102.34 1,852
1,993
UBS Group AG 09/20/19 400,000 100.80 403
418
UBS Group Funding Switzerland AG 03/16/17 1,050,000 100.03 1,050
1,169
UniCredit SpA 01/08/19 4,247,000 104.71 4,468
4,572
Union Pacific Corp. 06/07/18 390,000 100.16 391
418
Virgin Media Secured Finance PLC 09/20/19 350,000 105.03 368
368
Vistra Operations Co. LLC 06/04/19 1,580,000 99.83 1,577
1,630
VOC Escrow, Ltd. 08/07/18 310,000 97.20 301
321
Volkswagen Group of America Finance LLC 09/26/19 2,906,000 102.79 2,987
3,010
Voya CLO, Ltd. 03/31/17 9,480,000 100.03 9,484
9,484
Voya CLO, Ltd. 11/02/18 5,690,000 100.00 5,690
5,693
Voya CLO, Ltd. 11/21/19 6,878,000 99.49 6,843
6,879
WEA Finance LLC / Westfield UK & Europe Finance PLC 09/28/15 1,025,000 99.95 1,024
1,033
Woori Bank 12/07/17 2,825,000 103.64 2,928
2,948
Worldwide Plaza Trust 10/31/17 2,648,000 102.67 2,719
2,891
694,943
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
202 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
1011778 B.C. Unlimited Liability Co. Term Loan B4 USD 1 Month LIBOR 1.750
Air Medical Group Holdings, Inc. 2018 Term Loan B1 USD 1 Month LIBOR 3.250
Albertson's LLC Term Loan B7 USD 1 Month LIBOR 2.750
Albertson's LLC Term Loan B8 USD 1 Month LIBOR 2.750
Allied Universal Holdco Delayed Draw Term Loan USD 3 Month LIBOR 4.250
Allied Universal Holdco Term Loan B USD 1 Month LIBOR 4.250
Altrice France SA Term Loan B12 USD 1 Month LIBOR 3.688
Ambac LSNI LLC USD 3 Month LIBOR 5.000
AMC Entertainment Holdings, Inc. Term Loan B USD 1 Month LIBOR 3.000
American Airlines, Inc. 2017 Incremental Term Loan USD 3 Month LIBOR 2.000
Api Group DE, Inc. Term Loan B USD 1 Month LIBOR 2.500
Aramark Services, Inc. 1st Lien Term Loan B3 USD 1 Month LIBOR 1.750
Argentina POM Politica Monetaria Argentina Blended Historical Policy Rate 0.000
Asurion LLC 1st Lien Term Loan B7 USD 1 Month LIBOR 3.000
Asurion LLC Term Loan B4 USD 1 Month LIBOR 3.000
Atlantic Aviation FBO, Inc. Term Loan B USD 1 Month LIBOR 3.750
Avolon LLC 1st Lien Term Loan B3 USD 1 Month LIBOR 1.750
BAC Capital Trust XIV USD 3 Month LIBOR 0.400
Banco Santander SA USD 3 Month LIBOR 1.120
Bank of America Corp. USD 3 Month LIBOR 3.898
Bank of America Corp. USD 3 Month LIBOR 1.370
Bank of America Corp. USD 3 Month LIBOR 0.810
Bank of America Corp. USD 3 Month LIBOR 0.790
Bank of America Corp. USD 3 Month LIBOR 1.040
Bank of America Corp. USD 3 Month LIBOR 1.310
Bank of America Corp. USD 3 Month LIBOR 1.210
Bank of America Corp. USD 3 Month LIBOR 0.780
Bank of America Corp. USD 3 Month LIBOR 1.520
Bank of America Corp. USD 3 Month LIBOR 1.060
Bank of Montreal
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 1.432
Barclays Bank PLC USD 3 Month LIBOR 1.550
Barclays PLC USD 3 Month LIBOR 1.356
Barclays PLC USD 3 Month LIBOR 1.902
Barclays PLC USD 3 Month LIBOR 3.054
Bausch Health Americas, Inc. Term Loan B USD 1 Month LIBOR 3.000
BCP CC Holdings Merger Sub, Inc. Term Loan B USD 3 Month LIBOR 2.750
Berry Global, Inc. Term Loan W USD 3 Month LIBOR 2.000
BHP Billiton Finance USA, Ltd.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.093
Blackstone CQP Holdco, LP Term Loan B USD 3 Month LIBOR 3.500
Bluemountain CLO, Ltd. USD 3 Month LIBOR 1.180
BNP Paribas SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 1.483
BNP Paribas SA USD 3 Month LIBOR 2.235
BNP Paribas SA USD 3 Month LIBOR 2.567
Brickman Group, Ltd. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
BX Commercial Mortgage Trust USD 1 Month LIBOR 1.951
BX Commercial Mortgage Trust USD 1 Month LIBOR 1.321
BX Commercial Mortgage Trust USD 1 Month LIBOR 2.000
BX Commercial Mortgage Trust USD 1 Month LIBOR 0.920
BX Commercial Mortgage Trust USD 1 Month LIBOR 2.050

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 203
Variable Rate Securities
Securities Referenced Rate Spread %
Caesars Entertainment Operating Co. LLC Exit Term Loan USD 1 Month LIBOR 2.000
Caesars Resort Collection LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.750
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 3.250
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 2.550
Cedar Funding VI CLO, Ltd. USD 3 Month LIBOR 1.090
Centex Home Equity Loan Trust USD 1 Month LIBOR 0.250
Change Healthcare Holdings LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Charter Communications Operating LLC 2019 Term Loan B1 USD 1 Month LIBOR 1.750
Citadel Securities, LP Term Loan B USD 1 Month LIBOR 3.500
Citigroup Commercial Mortgage Trust USD 1 Month LIBOR 2.500
Citigroup Mortgage Loan Trust, Inc. USD 1 Month LIBOR 0.250
Citigroup Mortgage Loan Trust, Inc.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 1 Year 2.400
Citigroup, Inc. USD 3 Month LIBOR 1.338
Citigroup, Inc. USD 3 Month LIBOR 3.905
CityCenter Holdings LLC Term Loan B USD 1 Month LIBOR 2.250
Commercial Mortgage Trust USD 1 Month LIBOR 1.550
Commercial Mortgage Trust USD 1 Month LIBOR 0.900
CORE Mortgage Trust USD 1 Month LIBOR 1.650
Credit Suisse European Mortgage Capital, Ltd. USD 1 Month LIBOR 2.750
Credit Suisse Group AG Secured Overnight Financing Rate 1.560
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 5.620
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 2.150
CSWF USD 1 Month LIBOR 1.300
Danske Bank A/S USD 3 Month LIBOR 1.249
Dcert Buyer, Inc. 2019 Term Loan B USD 1 Month LIBOR 4.000
Dell International LLC Term Loan B USD 1 Month LIBOR 2.000
Deutsche Bank AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 2.248
Diamond Sports Group LLC Term Loan USD 1 Month LIBOR 3.250
Dryden XXVIII Senior Loan Fund USD 3 Month LIBOR 1.200
Eagle Re Ltd. USD 1 Month LIBOR 0.900
Edelman Financial Center LLC 2018 1st Lien term Loan USD 1 Month LIBOR 3.250
Energy Transfer Partners, LP
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 5.134
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.250
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.400
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.600
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.000
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.900
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 8.500
Fannie Mae REMICS USD 1 Month LIBOR 6.500
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 0.060
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.750
Fannie Mae REMICS USD 1 Month LIBOR 6.600
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 5.950
Fannie Mae REMICS USD 1 Month LIBOR 0.060

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
204 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Federal Home Loan Banks Secured Overnight Financing Rate 0.120
Fieldstone Mortgage Investment Trust USD 1 Month LIBOR 1.950
Focus Financial Partners LLC 1st Lien Term Loan B2 USD 1 Month LIBOR 0.000
Four Seasons Hotels, Ltd. 1st Lien Term Loan USD 1 Month LIBOR 2.000
Freddie Mac REMICS USD 1 Month LIBOR 8.000
Freddie Mac REMICS USD 1 Month LIBOR 6.490
Freddie Mac REMICS USD 1 Month LIBOR 7.000
Freddie Mac REMICS USD 1 Month LIBOR 7.500
Freddie Mac Strips USD 1 Month LIBOR 6.000
Freddie Mac Strips USD 1 Month LIBOR 6.100
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 1.300
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.600
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.750
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.450
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.500
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.950
Garda World Security Corp. 2019 1ST Lien Term Loan B USD 3 Month LIBOR 4.750
Genesee & Wyoming, Inc. New Term Loan USD 3 Month LIBOR 2.000
GFL Environmental, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Ginnie Mae REMICS USD 1 Month LIBOR 0.300
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 8.600
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 0.300
Golden Nugget, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Goldman Sachs Capital II USD 3 Month LIBOR 0.768
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.430
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.201
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.301
Greenpoint Manufactured Housing Contract Trust USD 1 Month LIBOR 2.000
Greenwood Park CLO, Ltd. USD 3 Month LIBOR 1.010
Grifols Worldwide Operations USA, Inc. Term Loan B USD 1 Week LIBOR 2.000
GS Mortgage Securities Corp. II USD 1 Month LIBOR 1.300
HCA, Inc. Term Loan B12 USD 1 Month LIBOR 1.750
Hilton Worldwide Finance LLC Term Loan B USD 1 Month LIBOR 1.750
Home Equity Asset Trust USD 1 Month LIBOR 0.410
Home Equity Asset Trust USD 1 Month LIBOR 0.390
Home Equity Asset Trust USD 1 Month LIBOR 0.280
Hospitality Mortgage Trust USD 1 Month LIBOR 2.350
Hospitality Mortgage Trust USD 1 Month LIBOR 2.000
HSBC Holdings PLC USD ICE Swap Rate NY 5 Year Rate 3.606
HSBC Holdings PLC USD 3 Month LIBOR 1.535
HSBC Holdings PLC USD 3 Month LIBOR 1.610
iHeartCommunications, Inc. Exit Term Loan USD 1 Month LIBOR 4.000
Intrawest Resorts Holdings, Inc. Term Loan B1 USD 1 Month LIBOR 2.750
IXIS Real Estate Capital Trust USD 1 Month LIBOR 0.600
IXIS Real Estate Capital Trust USD 1 Month LIBOR 0.160

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 205
Variable Rate Securities
Securities Referenced Rate Spread %
IXIS Real Estate Capital Trust USD 1 Month LIBOR 0.160
IXIS Real Estate Capital Trust USD 1 Month LIBOR 0.260
IXIS Real Estate Capital Trust USD 1 Month LIBOR 0.400
Jaguar Holding Co. II 1st Lien Term Loan USD 3 Month LIBOR 2.500
Jane Street Group LLC Term Loan B USD 1 Month LIBOR 3.000
JPMorgan Chase & Co. USD 3 Month LIBOR 1.000
JPMorgan Chase & Co. USD 3 Month LIBOR 1.330
JPMorgan Chase & Co. USD 3 Month LIBOR 1.260
LCM XXV, Ltd. USD 3 Month LIBOR 1.210
Level 3 Financing, Inc. Term Loan B USD 1 Month LIBOR 1.750
Lloyds Banking Group PLC USD 3 Month LIBOR 1.270
Lone Star Portfolio Trust USD 1 Month LIBOR 5.850
Long Beach Mortgage Loan Trust USD 1 Month LIBOR 0.750
LPL Holdings, Inc. Term Loan B1 USD 1 Month LIBOR 1.750
MA Finance Co. LLC Term Loan B USD 1 Month LIBOR 2.500
Madison Park Funding XIII, Ltd. USD 3 Month LIBOR 0.950
Madison Park Funding XXVI, Ltd. USD 3 Month LIBOR 1.200
Madison Park Funding XXVII, Ltd. USD 3 Month LIBOR 1.030
Magnolia Finance XI DAC USD 3 Month LIBOR 2.900
Master Asset Backed Securities Trust USD 1 Month LIBOR 0.160
McAfee LLC Term Loan B USD 1 Month LIBOR 3.750
Merrill Lynch Mortgage Investors Trust USD 1 Month LIBOR 0.370
MGM Growth Properties LLC 1st Lien Term Loan B USD 1 Week LIBOR 2.000
Michaels Stores, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Morgan Stanley USD 3 Month LIBOR 1.140
Morgan Stanley Secured Overnight Financing Rate 1.143
Morgan Stanley USD 3 Month LIBOR 1.628
Morgan Stanley USD 3 Month LIBOR 0.847
Morgan Stanley Capital I Trust USD 1 Month LIBOR 2.244
Morgan Stanley Capital I, Inc. USD 1 Month LIBOR 1.400
Morgan Stanley Capital I, Inc. USD 1 Month LIBOR 1.000
MultiPlan, Inc. Term Loan B USD 3 Month LIBOR 2.750
Navient Student Loan Trust USD 1 Month LIBOR 0.900
Navient Student Loan Trust USD 1 Month LIBOR 1.150
Newcastle Mortgage Securities Trust USD 1 Month LIBOR 0.390
Nexstar Broadcasting, Inc. Term Loan B4 USD 1 Month LIBOR 2.750
Nomura Resecuritization Trust USD 1 Month LIBOR 0.190
Nomura Resecuritization Trust USD 1 Month LIBOR 0.150
NYT Mortgage Trust USD 1 Month LIBOR 1.200
Option Care Helath Inc. Term Loan B USD 1 Month LIBOR 4.500
Option One Mortgage Loan Trust USD 1 Month LIBOR 0.780
Panther BF Aggregator, LP Term Loan B USD 1 Month LIBOR 3.500
Party City Holdings, Inc. Term Loan B USD 1 Month LIBOR 2.500
PCI Gaming Authority Term Loan USD 1 Month LIBOR 2.500
Phoenix Guarantor, Inc. Term Loan B USD 1 Month LIBOR 4.500
PMT Credit Risk Transfer Trust USD 1 Month LIBOR 2.700
Popular ABS Mortgage Pass-Through Trust USD 1 Month LIBOR 0.260
Prime Security Services Borrower LLC 2019 Term Loan B1 USD 1 Month LIBOR 3.250
Radnor RE, Ltd. USD 1 Month LIBOR 0.950
RAMP Trust USD 1 Month LIBOR 0.570

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
206 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
RegionalCare Hospital Partners Holdings, Inc. Term Loan B USD 1 Month LIBOR 3.750
Reynolds Group Holdings, Inc. 2017 Term Loan USD 1 Month LIBOR 2.750
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 1.762
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 1.550
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 2.500
RPI Finance Trust Term Loan B6 USD 1 Month LIBOR 2.000
Scientific Games International, Inc. 1st Lien Term Loan B5 USD 1 Month LIBOR 2.750
Seattle SpinCo, Inc. 1st Lien Term Loan B3 USD 1 Month LIBOR 2.500
Shackleton CLO, Ltd. USD 3 Month LIBOR 1.000
Shackleton CLO, Ltd. USD 3 Month LIBOR 1.130
SLM Private Credit Student Loan Trust USD 3 Month LIBOR 0.330
Sotera Health Holdings LLC Term Loan USD 1 Month LIBOR 4.500
Sound Point CLO, Ltd. USD 3 Month LIBOR 1.000
Soundview Home Loan Trust USD 1 Month LIBOR 0.470
Sprint Corp. Term Loan B USD 1 Month LIBOR 2.500
Stars Group Holdings BV Term Loan B USD 3 Month LIBOR 3.500
Station Casinos LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Structured Asset Mortgage Investments II Trust USD 1 Month LIBOR 0.400
Structured Asset Mortgage Investments II Trust USD 1 Month LIBOR 0.680
Structured Asset Securities Corp. Mortgage Loan Trust USD 1 Month LIBOR 0.170
Structured Asset Securities Corp. Mortgage Loan Trust USD 1 Month LIBOR 0.150
Sungard AS New Holdings III LLC PIK Exit Delayed Draw Term Loan USD 3 Month LIBOR 7.500
Sungard Availability Services Capital, Inc. 3rd Lien PIK Takeback Term Loan USD 3 Month LIBOR 4.000
Teachers Insurance & Annuity Association of America USD 3 Month LIBOR 2.661
Tharaldson Hotel Portfolio Trust USD 1 Month LIBOR 0.750
TKC Holdings, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.750
Trans Union LLC Term Loan B5 USD 1 Month LIBOR 1.750
UBS Group AG USD 3 Month LIBOR 1.468
UBS Group AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.344
UFC Holdings LLC Term Loan USD 1 Month LIBOR 3.250
Univision Communications, Inc. Term Loan C5 USD 1 Month LIBOR 2.750
VFH Parent LLC Term Loan B USD 6 Month LIBOR 3.500
VICI Properties, Inc. Replacement Term Loan B USD 1 Month LIBOR 1.750
Virgin Media Bristol LLC Term Loan N USD 3 Month LIBOR 2.500
Vodafone Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.873
Voya CLO, Ltd. USD 3 Month LIBOR 1.250
Voya CLO, Ltd. USD 3 Month LIBOR 1.190
Voya CLO, Ltd. USD 3 Month LIBOR 0.900
VVC Holdings Corp. Term Loan B USD 3 Month LIBOR 4.500
Washington Mutual Mortgage Pass-Through Certificates Trust USD 1 Month LIBOR 0.420
Washington Mutual Mortgage Pass-Through Certificates Trust USD 1 Month LIBOR 0.460
Wells Fargo & Co. USD 3 Month LIBOR 1.170
Wells Fargo & Co. USD 3 Month LIBOR 1.170
Wells Fargo & Co. USD 3 Month LIBOR 1.230
Western Digital Corp. 1st Lien Term Loan B4 USD 1 Month LIBOR 1.750
Western Midstream Operating, LP USD 3 Month LIBOR 0.850
Ziggo Secured Finance BV Term Loan I USD 3 Month LIBOR 2.500
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 207
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 1,004 AUD 148,478 03/20
857
Canadian 10 Year Government Bond Futures 935 CAD 132,929 03/20
1,544
Euro-BTP Futures 161 EUR 23,833 03/20
1,031
Eurodollar Futures 481 USD 118,440 06/20
1,024
Eurodollar Futures 608 USD 149,963 12/20
513
Eurodollar Futures 549 USD 135,569 03/21
686
Federal Fund 30 Day Futures 138 USD 56,659 05/20
(68)
Federal Fund 30 Day Futures 139 USD 57,122 07/20
(91)
United States 2 Year Treasury Note Futures 2,427 USD 525,105 03/20
1,752
United States 5 Year Treasury Note Futures 5,622 USD 676,442 03/20
6,967
United States 10 Year Treasury Note Futures 5,493 USD 723,188 03/20
11,690
United States 10 Year Ultra Treasury Note Futures 103 USD 15,002 03/20
343
United States Treasury Long Bond Futures 1,059 USD 173,179 03/20
4,704
United States Treasury Ultra Bond Futures 1,047 USD 202,790 03/20
6,670
Short Positions
Australia 10 Year Government Bond Futures 282 AUD 41,704 03/20
(454)
Euro-Bobl Futures 453 EUR 61,137 03/20
(230)
Euro-Bund Futures 950 EUR 166,288 03/20
(2,836)
Eurodollar Futures 1,615 USD 397,128 03/20
(322)
Euro-OAT Futures 193 EUR 32,273 03/20
(390)
Japan 10 Year Government Bond Futures 22 JPY 3,362,919 03/20
(114)
Long Gilt Futures 436 GBP 58,834 03/20
(1,452)
United States 2 Year Treasury Note Futures 346 USD 74,860 03/20
(217)
United States 5 Year Treasury Note Futures 94 USD 11,310 03/20
(127)
United States 10 Year Treasury Note Futures 202 USD 26,595 03/20
(69)
United States 10 Year Ultra Treasury Note Futures 513 USD 74,723 03/20
(1,746)
United States Treasury Long Bond Futures 857 USD 140,146 03/20
(3,215)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
26,450
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
United States 10 Year Treasury Note
Futures
Merrill Lynch
Call 79 131.50 USD 10,389 02/21/20
(57)
United States 10 Year Treasury Note
Futures
Merrill Lynch
Call 54 130.50 USD 7,047 02/21/20
(73)
United States 10 Year Treasury Note
Futures
Bank of America
Call 148 131.00 USD 19,388 02/21/20
(148)
United States 10 Year Treasury Note
Futures
Merrill Lynch
Call 86 131.00 USD 11,266 03/27/20
(106)
United States 10 Year Treasury Note
Futures
Merrill Lynch
Call 67 132.00 USD 8,844 03/27/20
(51)
United States 10 Year Treasury Note
Futures
Bank of America
Put 48 128.00 USD 6,144 02/21/20
(1)
United States 10 Year Treasury Note
Futures
Merrill Lynch
Put 57 129.50 USD 7,382 02/21/20
(4)
United States 10 Year Treasury Note
Futures
Merrill Lynch
Put 45 130.25 USD 5,861 02/21/20
(8)
United States Treasury Bond Futures
Merrill Lynch
Call 30 162.00 USD 4,860 02/21/20
(71)
United States Treasury Bond Futures
Merrill Lynch
Call 34 164.00 USD 5,576 02/21/20
(45)
United States Treasury Bond Futures
Merrill Lynch
Put 28 159.50 USD 4,466 02/21/20
(7)
Total Liability for Options Written (premiums received $301)
(571)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
208 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 11,171 HUF 3,369,058 02/26/20 (87)
Bank of America USD 7,352 MXN 143,692 02/26/20 229
Bank of America USD 1,140 THB 34,432 02/26/20 (35)
Bank of America USD 25,261 TRY 148,470 02/26/20 (584)
Bank of America USD 7,353 ZAR 110,362 02/26/20 (21)
Bank of America EUR 2,345 USD 2,616 02/26/20 12
Bank of America HKD 144,662 USD 18,455 02/26/20 (163)
Bank of America NOK 209,070 USD 23,540 02/26/20 807
Bank of America SGD 25,179 USD 18,525 02/26/20 73
Bank of America THB 223,370 USD 7,398 02/26/20 229
Bank of America TRY 21,949 USD 3,687 02/26/20 39
Bank of Montreal USD 15,530 JPY 1,677,600 03/18/20 (12)
Bank of Montreal GBP 6,340 USD 8,384 03/18/20 3
Bank of New York USD 15,536 JPY 1,677,600 03/18/20 (18)
Bank of New York GBP 6,340 USD 8,379 03/18/20 (2)
Barclays USD 5,606 INR 408,046 04/17/20 42
Citigroup USD 3,123 BRL 12,770 04/17/20 (152)
Citigroup USD 3,513 BRL 14,400 04/17/20 (162)
Citigroup USD 2,306 CAD 2,990 04/17/20 (47)
Citigroup USD 4,856 CAD 6,322 04/17/20 (80)
Citigroup USD 7,737 CAD 10,030 04/17/20 (158)
Citigroup USD 85,389 GBP 65,378 02/26/20 994
Citigroup USD 5,628 GBP 4,287 04/17/20 43
Citigroup USD 7,296 IDR 104,017,700 02/26/20 223
Citigroup USD 15,533 JPY 1,677,600 03/18/20 (15)
Citigroup USD 25,749 RUB 1,663,433 02/26/20 209
Citigroup EUR 6,784 USD 7,587 04/17/20 30
Citigroup GBP 6,340 USD 8,382 03/18/20 1
Citigroup PHP 939,023 USD 18,487 02/26/20 101
Commonwealth Bank of Australia USD 15,677 CAD 20,446 02/26/20 (228)
Commonwealth Bank of Australia CHF 53,227 USD 55,305 02/26/20 (40)
Goldman Sachs USD 14,396 MXN 274,819 04/17/20 (6)
Goldman Sachs JPY 214,098 USD 1,986 04/17/20 2
Goldman Sachs RUB 193,608 USD 3,125 04/17/20 120
Goldman Sachs RUB 304,460 USD 4,917 04/17/20 192
JPMorgan Chase USD 8,655 COP 28,206,692 02/12/20 (411)
JPMorgan Chase USD 27,730 GBP 21,016 02/18/20 31
JPMorgan Chase USD 1,050 JPY 114,510 02/18/20 7
JPMorgan Chase USD 19,085 JPY 2,063,915 02/18/20 (23)
JPMorgan Chase USD 22,539 KRW 26,118,051 02/18/20 (715)
JPMorgan Chase USD 3,159 NOK 28,840 03/16/20 (23)
JPMorgan Chase USD 19,820 NOK 182,049 03/16/20 (25)
JPMorgan Chase USD 19,609 PLN 75,871 03/16/20 (23)
JPMorgan Chase USD 2,110 SEK 20,247 03/16/20 (2)
JPMorgan Chase USD 40,439 SEK 383,089 03/16/20 (569)
JPMorgan Chase AUD 14,555 USD 10,042 02/18/20 297
JPMorgan Chase BRL 7,110 USD 1,748 02/12/20 89
JPMorgan Chase BRL 7,110 USD 1,736 02/13/20 77
JPMorgan Chase BRL 18,906 USD 4,559 02/20/20 148
JPMorgan Chase CAD 11,986 USD 9,064 03/16/20 8
JPMorgan Chase CHF 2,039 USD 2,100 03/16/20 (23)
JPMorgan Chase CHF 33,589 USD 34,316 03/16/20 (657)
JPMorgan Chase CNY 86,343 USD 12,405 04/17/20 95
JPMorgan Chase COP 48,425,321 USD 14,588 02/25/20 446
JPMorgan Chase CZK 1,693 USD 74 03/16/20 (1)
JPMorgan Chase EUR 3,819 USD 4,208 02/18/20 (31)
JPMorgan Chase EUR 42,911 USD 47,976 02/18/20 345
JPMorgan Chase GBP 1,000 USD 1,304 04/17/20 (19)
JPMorgan Chase HKD 7,543 USD 963 03/16/20 (7)
JPMorgan Chase HUF 6,739,351 USD 22,609 03/16/20 421
JPMorgan Chase IDR 109,231,140 USD 7,797 02/12/20 (113)
JPMorgan Chase IDR 127,600,140 USD 9,141 02/13/20 (98)
JPMorgan Chase MXN 290,492 USD 14,909 03/17/20 (371)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 209
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase NZD 39,892 USD 26,298 02/18/20 508
JPMorgan Chase PEN 13,622 USD 4,094 02/12/20 72
JPMorgan Chase PEN 17,955 USD 5,389 02/13/20 88
JPMorgan Chase PEN 23,689 USD 7,123 02/14/20 129
JPMorgan Chase PEN 24,048 USD 7,237 02/18/20 139
JPMorgan Chase PEN 19,714 USD 5,926 02/19/20 107
JPMorgan Chase PEN 22,576 USD 6,785 02/25/20 123
JPMorgan Chase SGD 56,226 USD 41,386 03/16/20 178
JPMorgan Chase THB 309,225 USD 10,203 02/14/20 281
JPMorgan Chase THB 919,393 USD 30,343 02/20/20 837
Royal Bank of Canada USD 41,604 GBP 31,700 03/18/20 304
Royal Bank of Canada USD 15,533 JPY 1,677,600 03/18/20 (14)
Royal Bank of Canada GBP 6,340 USD 8,384 03/18/20 2
Standard Chartered USD 15,530 JPY 1,677,600 03/18/20 (12)
Standard Chartered GBP 6,340 USD 8,387 03/18/20 5
State Street USD 1,427 CLP 1,085,330 02/26/20 (71)
State Street USD 18,504 COP 63,579,110 02/26/20 63
State Street USD 59 HKD 458 02/26/20 —
State Street USD 2,884 HKD 22,502 02/26/20 12
State Street USD 132 HUF 39,479 02/26/20 (3)
State Street USD 563 KRW 651,099 02/26/20 (19)
State Street USD 3,603 KRW 4,201,985 02/26/20 (90)
State Street USD 18,487 MYR 76,738 02/26/20 186
State Street USD 255 PEN 849 02/26/20 (4)
State Street USD 2,848 PEN 9,577 02/26/20 (22)
State Street USD 4 PHP 225 02/26/20 —
State Street USD 2,864 PHP 145,246 02/26/20 (20)
State Street USD 39,167 SEK 371,039 02/26/20 (585)
State Street USD 90 SGD 121 02/26/20 (1)
State Street USD 2,929 SGD 3,963 02/26/20 (24)
State Street USD 368 TRY 2,186 02/26/20 (5)
State Street USD 89 TWD 2,664 02/26/20 (2)
State Street USD 1,183 TWD 35,307 02/26/20 (20)
State Street CLP 53,783 USD 69 02/26/20 2
State Street COP 1,240,296 USD 375 02/26/20 13
State Street COP 10,798,640 USD 3,203 02/26/20 50
State Street HUF 586,730 USD 1,993 02/26/20 63
State Street IDR 2,162,070 USD 157 02/26/20 1
State Street IDR 16,215,888 USD 1,151 02/26/20 (21)
State Street JPY 4,591,926 USD 41,803 02/26/20 (625)
State Street MXN 1,386 USD 73 02/26/20 —
State Street MXN 24,279 USD 1,267 02/26/20 (13)
State Street MYR 1,464 USD 359 02/26/20 3
State Street MYR 11,638 USD 2,807 02/26/20 (24)
State Street PEN 62,707 USD 18,551 02/26/20 48
State Street RUB 30,779 USD 498 02/26/20 17
State Street RUB 288,675 USD 4,584 02/26/20 79
State Street THB 271 USD 9 02/26/20 —
State Street TWD 225,369 USD 7,463 02/26/20 37
State Street ZAR 538 USD 37 02/26/20 1
State Street ZAR 19,377 USD 1,335 02/26/20 48
UBS CLP 5,894,460 USD 7,609 02/26/20 246
UBS KRW 30,207,442 USD 25,961 02/26/20 708
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
3,167

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
210 Strategic Bond Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bank of America USD 13,252 Three Month LIBOR
(2)
1.810%
(3)
06/20/24
(124) (203) (327)
Barclays USD 22,270 Three Month LIBOR
(5)
1.732%
(3)
10/02/39
— (77) (77)
Barclays USD 28,352
Federal Fund
Effective Rate - 1
Year
(2)
1.550%
(3)
10/15/39
37 (760) (723)
Barclays MXN 219,320 7.450%
(1)
Mexico Interbank 28
Day Deposit Rate
(1)
10/23/49
88 636 724
Barclays USD 183,384 Three Month LIBOR
(3)
1.550%
(3)
12/18/49
303 (2,321) (2,018)
Barclays USD 27,074 Three Month LIBOR
(3)
1.850%
(3)
10/11/54
56 (951) (895)
Barclays USD 49,657 Three Month LIBOR
(5)
1.520%
(3)
11/14/54
178 (643) (465)
Citigroup BRL 9,000 7.024%
(4)
Brazil Interbank Deposit
Rate
(5)
01/04/27
— 74 74
Citigroup BRL 10,600 7.024%
(4)
Brazil Interbank Deposit
Rate
(5)
01/04/27
5 82 87
Citigroup BRL 11,440 7.024%
(4)
Brazil Interbank Deposit
Rate
(5)
01/04/27
6 88 94
JPMorgan Chase BRL 7,400 7.044%
(4)
Brazil Interbank Deposit
Rate
(5)
01/04/27
— 62 62
JPMorgan Chase HUF 2,734,600 Six Month BUBOR
(3)
0.930%
(4)
04/05/27
— 201 201
JPMorgan Chase HUF 4,993,550 Six Month BUBOR
(3)
1.848%
(4)
04/05/27
— (681) (681)
Merrill Lynch USD 5,362 Three Month LIBOR
(2)
1.650%
(3)
11/15/26
(20) (76) (96)
Merrill Lynch USD 14,547 Three Month LIBOR
(2)
1.600%
(3)
11/15/26
5 (220) (215)
Total Open Interest Rate Swap Contracts (å)
534 (4,789) (4,255)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical     Expedient
(a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 194,518 $ —
$ —
$ 194,518
Corporate Bonds and Notes — 723,104 —
—
723,104
International Debt — 394,141 —
—
394,141
Loan Agreements — 52,313 —
—
52,313
Mortgage-Backed Securities — 1,203,759 5,826
—
1,209,585
Non-US Bonds — 263,989 —
—
263,989
United States Government Treasuries — 647,056 —
—
647,056
Common Stocks — — 172
—
172
Options Purchased 73 — —
—
73
Short-Term Investments — 329,480 —
93,907
423,387
Total Investments 73 3,808,360 5,998 93,907 3,908,338
Other Financial Instruments
Assets
Futures Contracts 37,78 1 — — — 37,78 1

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 211
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical     Expedient
(a) Total
Foreign Currency Exchange Contracts — 9,66 3 — — 9,6 63
Interest Rate Swap Contracts — 1,242 — — 1,242
Liabilities
Futures Contracts (11,33 1 ) — — — (11,33 1 )
Options Written (57 1 ) — — — (57 1 )
Foreign Currency Exchange Contracts — (6,49 6 ) — — (6,49 6 )
Interest Rate Swap Contracts — (5,497) — — (5,497)
Total Other Financial Instruments
*
$ 25,879 $ (1,088) $ — $ — $ 24, 971
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2020, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ................................................................................
2,575
Australia .................................................................................
3,461
Bermuda .................................................................................
8,041
Brazil ......................................................................................
38,312
Canada ....................................................................................
63,057
Cayman Islands .......................................................................
92,331
Chile .......................................................................................
9,200
China ......................................................................................
17,407
Colombia .................................................................................
39,613
Denmark .................................................................................
6,062
Ecuador ..................................................................................
406
Egypt ......................................................................................
577
Finland ...................................................................................
622
France .....................................................................................
26,359
Germany .................................................................................
21,830
India .......................................................................................
9,348
Indonesia ................................................................................
24,135
Ireland ....................................................................................
12,547
Israel .......................................................................................
2,918
Italy ........................................................................................
19,193
Japan ......................................................................................
5,502
Kazakhstan .............................................................................
334
Kenya ......................................................................................
455
Kuwait ....................................................................................
2,014

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
212 Strategic Bond Fund
Amounts in thousands
Country Exposure
Fair Value
$
Luxembourg ............................................................................
2,072
Macao .....................................................................................
1,258
Malaysia ..................................................................................
26,545
Mexico ....................................................................................
69,410
Morocco ..................................................................................
356
Netherlands ............................................................................
14,119
Nigeria ....................................................................................
638
Norway ....................................................................................
17,458
Panama ...................................................................................
3,090
Peru ........................................................................................
19,406
Poland .....................................................................................
2,393
Qatar .......................................................................................
3,153
Russia .....................................................................................
23,727
Saudi Arabia ...........................................................................
3,088
Singapore ................................................................................
43,478
South Africa ............................................................................
1,928
South Korea ............................................................................
7,040
Spain .......................................................................................
4,663
Sweden ....................................................................................
1,901
Switzerland .............................................................................
8,835
Thailand ..................................................................................
2,651
United Arab Emirates .............................................................
2,411
United Kingdom ......................................................................
61,059
United States ...........................................................................
3,181,360
Total Investments .................................................................... 3,908,338

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 213
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 93.6%
Asset-Backed Securities - 5.6%
ACE Securities Corp. Home Equity Loan
Trust
Series 2007-SL2 Class A
3.266% due 05/25/37 (Ê) 1,395 1,398
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A2
6.336% due 02/25/38 (~)(Ê)(Þ) 623 595
AEP Texas Restoration Funding LLC
Series 2019-1 Class A2
2.294% due 08/01/31 1,778 1,817
American Express Credit Corp.
Series 2019-2 Class A
2.670% due 11/15/24 2,637 2,704
American Tower Trust #1
Series 2013-13 Class 2A
3.070% due 03/15/23 (Þ) 355 363
AmeriCredit Automobile Receivables
Trust
Series 2019-1 Class A2A
2.930% due 06/20/22 1,298 1,303
Bank of America Corp.
Series 2017-A2 Class A2
1.840% due 01/17/23 2,702 2,704
Blackbird Capital Aircraft Lease
Securitization, Ltd.
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ) 2,928 2,908
CAL Funding III, Ltd.
Series 2017-1A Class A
3.620% due 06/25/42 (Þ) 1,011 1,011
Citigroup Mortgage Loan Trust, Inc.
Series 2004-OPT1 Class M2
3.392% due 10/25/34 (Ê) 488 488
Conseco Financial Corp.
Series 1996-10 Class M1
7.240% due 11/15/28 (~)(Ê) 1,741 1,817
Countrywide Asset-Backed Certificates
Series 2007-4 Class A4W
4.668% due 04/25/47 3,759 4,005
Credit-Based Asset Servicing &
Securitization LLC
Series 2004-CB7 Class AF5
4.128% due 09/25/34 (~)(Ê) 89 90
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
3.846% due 08/21/31 (Ê) 850 826
Home Equity Asset Trust
Series 2005-9 Class M1
2.233% due 04/25/36 (Ê) 436 436
Long Beach Mortgage Loan Trust
Series 2005-2 Class M4
1.921% due 04/25/35 (Ê) 101 101
Magnetite XVIII, Ltd.
Series 2016-18A Class AR
3.696% due 11/15/28 (Ê)(Þ) 1,786 1,786
Mastr Asset Backed Securities Trust
Series 2005-WMC1 Class M4
2.768% due 03/25/35 (Ê) 478 480
OneMain Financial Issuance Trust
Series 2017-1A Class A1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.370% due 09/14/32 (Þ) 3,020 3,022
Option One Mortgage Loan Trust
Series 2004-3 Class M1
1.314% due 11/25/34 (Ê) 548 549
Structured Asset Investment Loan Trust
Series 2005-HE3 Class M1
2.543% due 09/25/35 (Ê) 650 650
Textainer Marine Containers, Ltd.
Series 2017-1A Class A
3.720% due 05/20/42 (Þ) 865 877
Towd Point Mortgage Trust
Series 2017-4 Class A1
2.750% due 06/25/57 (~)(Ê)(Þ) 1,044 1,064
Series 2017-6 Class A1
2.750% due 10/25/57 (~)(Ê)(Þ) 952 967
Series 2019-4 Class A1
2.900% due 07/25/59 (~)(Ê)(Þ) 2,712 2,787
Series 2019-SJ3 Class A1
3.000% due 09/25/59 (~)(Ê)(Þ) 2,847 2,857
Triton Container Finance IV LLC
Series 2017-2A Class A
3.620% due 08/20/42 (Þ) 582 588
Triton Container Finance V LLC
Series 2018-1A Class A
3.950% due 03/20/43 (Þ) 4,326 4,354
Triton Container Finance VI LLC
Series 2017-1A Class A
3.520% due 06/20/42 (Þ) 261 265
Verizon Owner Trust
Series 2017-2A Class A
1.920% due 12/20/21 (Þ) 3,205 3,207
46,019
Corporate Bonds and Notes - 20.3%
3M Co.
2.250% due 03/15/23 582 593
ABB Treasury Center, Inc.
4.000% due 06/15/21 (Þ) 464 479
AbbVie, Inc.
2.300% due 05/14/21 483 486
3.600% due 05/14/25 395 422
4.050% due 11/21/39 (Þ) 340 371
Allergan, Inc.
2.800% due 03/15/23 488 497
Altria Group, Inc.
4.750% due 05/05/21 439 455
4.400% due 02/14/26 260 287
4.800% due 02/14/29 100 113
10.200% due 02/06/39 579 954
Amazon.com, Inc.
2.500% due 11/29/22 557 571
Series WI
5.200% due 12/03/25 205 242
American Airlines Pass-Through Trust
Series AA Class AA
3.200% due 06/15/28 607 646
American Express Co.
3.700% due 11/05/21 550 568
Series FIX
3.700% due 08/03/23 635 675
American Express Credit Corp.
2.250% due 05/05/21 529 533
American Homes 4 Rent
4.250% due 02/15/28 483 529

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
214 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Amgen, Inc.
2.650% due 05/11/22 595 606
6.400% due 02/01/39 345 484
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
4.900% due 02/01/46 265 331
Anheuser-Busch InBev Worldwide, Inc.
4.150% due 01/23/25 915 1,009
4.375% due 04/15/38 560 649
5.800% due 01/23/59 910 1,312
Anthem, Inc.
4.650% due 08/15/44 534 617
Aon Corp.
8.205% due 01/01/27 412 534
Apollo Management Holdings, LP
4.000% due 05/30/24 (Þ) 195 210
4.400% due 05/27/26 (Þ) 230 253
5.000% due 03/15/48 (Þ) 405 496
4.950% due 01/14/50 (Ê)(Þ) 290 298
Apple, Inc.
2.400% due 05/03/23 562 576
Aqua America, Inc.
3.566% due 05/01/29 290 314
4.276% due 05/01/49 190 224
Ares Capital Corp.
3.500% due 02/10/23 540 554
Associated Bank NA
Series BKNT
3.500% due 08/13/21 545 556
AT&T, Inc.
6.800% due 05/15/36 525 707
6.500% due 09/01/37 573 796
4.850% due 03/01/39 285 340
Series WI
4.300% due 02/15/30 495 560
8.750% due 11/15/31 415 620
Athene Global Funding
3.000% due 07/01/22 (Þ) 530 543
2.950% due 11/12/26 (Þ) 575 592
Avnet, Inc.
4.875% due 12/01/22 510 543
Bank of America Corp.
2.328% due 10/01/21 (Ê) 180 181
4.000% due 01/22/25 430 465
3.366% due 01/23/26 (Ê) 345 366
2.884% due 10/22/30 (Ê) 335 348
6.110% due 01/29/37 375 518
Series GMTN
2.625% due 04/19/21 564 570
Bank of America NA
Series BKNT
6.000% due 10/15/36 310 435
BAT Capital Corp.
3.215% due 09/06/26 685 707
4.758% due 09/06/49 290 310
Bayer US Finance II LLC
3.500% due 06/25/21 (Þ) 873 892
4.700% due 07/15/64 (Þ) 605 647
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 973 1,026
BB&T Corp.
3.875% due 03/19/29 680 761
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Becton Dickinson and Co.
3.734% due 12/15/24 437 469
Berkshire Hathaway Energy Co.
5.150% due 11/15/43 429 570
Berkshire Hathaway Finance Corp.
4.250% due 01/15/49 475 582
Berkshire Hathaway, Inc.
3.125% due 03/15/26 475 509
BGC Partners, Inc.
Series WI
3.750% due 10/01/24 810 828
BMW US Capital LLC
2.000% due 04/11/21 (Þ) 533 535
Boardwalk Pipelines, LP
4.800% due 05/03/29 540 571
BP Capital Markets America, Inc.
2.112% due 09/16/21 630 635
3.216% due 11/28/23 350 368
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 653 628
Bristol-Myers Squibb Co.
2.900% due 07/26/24 (Þ) 510 533
3.900% due 02/20/28 (Þ) 555 623
Broadcom, Inc.
3.125% due 04/15/21 (Þ) 705 715
4.250% due 04/15/26 (Þ) 195 211
Series WI
3.875% due 01/15/27 250 264
Bunge, Ltd. Finance Corp.
4.350% due 03/15/24 475 506
Burlington Northern Santa Fe LLC
3.400% due 09/01/24 444 476
Camden Property Trust
4.100% due 10/15/28 200 230
Cantor Fitzgerald, LP
4.875% due 05/01/24 (Þ) 515 557
Capital One Bank USA NA
3.375% due 02/15/23 250 260
Capital One Financial Corp.
4.750% due 07/15/21 541 564
Caterpillar Financial Services Corp.
Series I
2.650% due 05/17/21 566 573
Catholic Health Initiatives
4.350% due 11/01/42 205 224
CBS Corp.
3.700% due 08/15/24 460 492
CC Holdings GS V LLC / Crown Castle
GS III Corp.
3.849% due 04/15/23 546 578
Centene Corp.
5.375% due 06/01/26 (Þ) 200 213
4.250% due 12/15/27 (Þ) 300 314
CenterPoint Energy, Inc.
3.600% due 11/01/21 305 314
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.908% due 07/23/25 405 453
6.384% due 10/23/35 365 476
6.484% due 10/23/45 140 182

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 215
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.834% due 10/23/55 482 640
Chevron Corp.
2.498% due 03/03/22 567 577
Cigna Corp.
Series 144a
3.900% due 02/15/22 (Þ) 500 520
Series WI
4.125% due 11/15/25 220 242
Cisco Systems, Inc.
1.850% due 09/20/21 568 570
Citadel, LP
4.875% due 01/15/27 (Þ) 625 677
Citigroup, Inc.
4.050% due 07/30/22 311 327
8.125% due 07/15/39 575 988
4.650% due 07/23/48 290 379
CNH Industrial Capital LLC
3.875% due 10/15/21 454 467
Coca-Cola Co. (The)
3.300% due 09/01/21 569 585
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 424 513
Comcast Corp.
2.750% due 03/01/23 561 579
3.700% due 04/15/24 375 404
2.650% due 02/01/30 345 356
6.550% due 07/01/39 515 775
CommonSpirit Health
4.187% due 10/01/49 270 291
Concho Resources, Inc.
3.750% due 10/01/27 240 253
Constellation Brands, Inc.
4.400% due 11/15/25 260 290
Continental Resources, Inc.
5.000% due 09/15/22 158 159
Costco Wholesale Corp.
2.150% due 05/18/21 443 447
Cox Communications, Inc.
3.250% due 12/15/22 (Þ) 610 631
6.450% due 12/01/36 (Þ) 870 1,160
Crown Castle International Corp.
5.250% due 01/15/23 492 538
CubeSmart , LP
4.375% due 02/15/29 285 323
CVS Health Corp.
2.625% due 08/15/24 250 256
3.250% due 08/15/29 220 228
4.780% due 03/25/38 125 146
5.050% due 03/25/48 110 133
Daimler Finance NA LLC
2.300% due 02/12/21 (Þ) 529 531
Delta Air Lines, Inc.
3.400% due 04/19/21 511 519
Devon Energy Corp.
4.750% due 05/15/42 190 208
Devon Financing Co. LLC
7.875% due 09/30/31 215 309
Diamond 1 Finance Corp. / Diamond 2
Finance Corp
8.100% due 07/15/36 (Þ) 605 831
Diamondback Energy, Inc.
2.875% due 12/01/24 210 214
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Discover Bank
Series BKNT
3.200% due 08/09/21 472 481
4.650% due 09/13/28 435 501
Discovery Communications LLC
5.300% due 05/15/49 215 257
Class A
5.000% due 09/20/37 605 703
Dominion Energy South Carolina, Inc.
4.250% due 08/15/28 890 997
4.600% due 06/15/43 90 112
Dominion Energy, Inc.
3.071% due 08/15/24 (~)(Ê) 395 410
Domtar Corp.
6.750% due 02/15/44 397 490
Dow Chemical Co. (The)
3.500% due 10/01/24 478 509
DowDuPont , Inc.
4.725% due 11/15/28 476 549
Duke Energy Corp.
3.750% due 04/15/24 463 495
Duke Energy Progress LLC
3.000% due 09/15/21 420 428
EMD Finance LLC
2.950% due 03/19/22 (Þ) 476 486
Enbridge Energy Partners, LP
5.500% due 09/15/40 495 611
Energy Transfer Operating, LP
5.875% due 01/15/24 540 603
2.900% due 05/15/25 165 167
5.250% due 04/15/29 420 478
3.750% due 05/15/30 455 464
EnLink Midstream Partners, LP
5.050% due 04/01/45 675 506
Enterprise Products Operating LLC
4.200% due 01/31/50 310 333
Series W
4.050% due 02/15/22 457 477
EQM Midstream Partners, LP
Series 10Y
5.500% due 07/15/28 240 222
Series 5Y
4.750% due 07/15/23 500 492
Equifax, Inc.
Series 5Y
3.950% due 06/15/23 745 795
Evergy , Inc.
5.292% due 06/15/22 (~)(Ê) 805 858
Exelon Corp.
3.497% due 06/01/22 440 454
Exelon Generation Co. LLC
5.600% due 06/15/42 482 569
Expedia Group, Inc.
3.250% due 02/15/30 (Þ) 485 478
Exxon Mobil Corp.
2.726% due 03/01/23 555 572
Farmers Exchange Capital III
5.454% due 10/15/54 (Ê)(Þ) 290 343
FedEx Corp.
4.500% due 02/01/65 569 608
Ford Motor Credit Co. LLC
3.096% due 05/04/23 573 577
4.271% due 01/09/27 580 589

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
216 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.300% due 03/01/30 407 532
7.450% due 07/16/31 477 575
Series FXD
3.813% due 10/12/21 200 204
Fresenius Medical Care US Finance II,
Inc.
5.875% due 01/31/22 (Þ) 485 519
General Electric Co.
Series MTNA
6.750% due 03/15/32 460 615
General Motors Co.
4.875% due 10/02/23 960 1,041
General Motors Financial Co., Inc.
4.200% due 11/06/21 466 482
3.450% due 04/10/22 495 508
Georgia Power Co.
4.300% due 03/15/43 390 456
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 559 578
GLP Capital, LP / GLP Financing II, Inc.
5.300% due 01/15/29 539 622
Goldman Sachs Capital I
6.345% due 02/15/34 325 441
Goldman Sachs Group, Inc. (The)
5.250% due 07/27/21 535 562
3.272% due 09/29/25 (Ê) 715 751
6.450% due 05/01/36 180 248
6.750% due 10/01/37 325 466
4.411% due 04/23/39 (Ê) 90 107
Harman International Industries, Inc.
4.150% due 05/15/25 521 566
Hasbro, Inc.
5.100% due 05/15/44 500 529
HCA, Inc.
5.500% due 06/15/47 493 586
Hess Corp.
6.000% due 01/15/40 425 499
Hewlett Packard Enterprise Co.
3.500% due 10/05/21 355 365
Class A
4.400% due 10/15/22 (Þ) 1 1
Home Depot, Inc. (The)
2.625% due 06/01/22 475 486
Honeywell International, Inc.
1.850% due 11/01/21 486 489
HSBC Bank PLC
Series BKNT
7.000% due 01/15/39 615 921
HSBC USA, Inc.
7.200% due 07/15/97 194 320
Humana, Inc.
3.150% due 12/01/22 300 309
IBM Credit LLC
3.600% due 11/30/21 560 580
Intel Corp.
3.300% due 10/01/21 559 575
Intercontinental Exchange, Inc.
4.250% due 09/21/48 145 183
International Business Machines Corp.
2.500% due 01/27/22 561 570
3.500% due 05/15/29 205 226
4.150% due 05/15/39 250 295
International Paper Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.700% due 06/15/38 270 413
7.300% due 11/15/39 564 819
Jefferies Group LLC
6.500% due 01/20/43 498 625
Johnson & Johnson
2.250% due 03/03/22 483 491
JPMorgan Chase & Co.
2.400% due 06/07/21 563 568
3.875% due 09/10/24 315 340
4.452% due 12/05/29 (Ê) 275 320
8.750% due 09/01/30 405 606
2.739% due 10/15/30 (Ê) 170 175
Keurig Dr Pepper, Inc.
Series WI
4.057% due 05/25/23 904 965
Kinder Morgan, Inc.
5.550% due 06/01/45 50 60
Series GMTN
7.800% due 08/01/31 419 580
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 225 280
Kohl's Corp.
5.550% due 07/17/45 655 705
Kraft Heinz Foods Co.
4.875% due 02/15/25 (Þ) 680 698
3.750% due 04/01/30 (Þ) 225 238
6.875% due 01/26/39 330 434
Series WI
5.000% due 07/15/35 518 597
Land O'Lakes, Inc.
6.000% due 11/15/22 (Þ) 700 742
Lehman Brothers Holdings
5.857% due 11/30/56 (Ø)(Š) 1,450 —
Marathon Petroleum Corp.
5.000% due 09/15/54 519 578
Markel Corp.
5.000% due 04/05/46 520 638
Marsh & McLennan Cos., Inc.
3.875% due 03/15/24 551 593
Marvell Technology Group, Ltd.
4.200% due 06/22/23 230 245
Masco Corp.
4.375% due 04/01/26 453 502
Medtronic, Inc.
Series WI
3.150% due 03/15/22 467 482
Merck & Co., Inc.
3.400% due 03/07/29 265 293
Mercury General Corp.
4.400% due 03/15/27 530 573
Microsoft Corp.
2.875% due 02/06/24 563 591
MidAmerican Energy Co.
3.500% due 10/15/24 462 496
Midwest Connector Capital Co. LLC
3.900% due 04/01/24 (Þ) 560 595
Morgan Stanley
Series 1654
4.100% due 05/22/23 100 107
Series F
3.875% due 04/29/24 745 803
Series GMTN
5.500% due 07/28/21 532 561

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 217
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 02/25/23 370 391
MPLX, LP
4.800% due 02/15/29 200 222
Series WI
4.500% due 07/15/23 170 182
Mutual of Omaha Insurance Co.
4.297% due 07/15/54 (Ê)(Þ) 295 300
National Oilwell Varco, Inc.
2.600% due 12/01/22 131 133
3.600% due 12/01/29 290 293
NBCUniversal Media LLC
4.375% due 04/01/21 439 453
Nevada Power Co.
Series R
6.750% due 07/01/37 313 462
Newmark Group, Inc.
Series WI
6.125% due 11/15/23 760 834
NextEra Energy Capital Holdings, Inc.
3.625% due 06/15/23 421 442
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 438 579
Northern Natural Gas Co.
4.250% due 06/01/21 (Þ) 130 133
4.100% due 09/15/42 (Þ) 444 495
Northrop Grumman Corp.
2.550% due 10/15/22 482 492
Occidental Petroleum Corp.
2.900% due 08/15/24 550 562
3.500% due 08/15/29 395 408
6.450% due 09/15/36 307 384
Ohio National Financial Services, Inc.
5.550% due 01/24/30 (Þ) 365 375
ONEOK Partners, LP
6.850% due 10/15/37 470 628
ONEOK, Inc.
7.500% due 09/01/23 459 539
Oracle Corp.
2.625% due 02/15/23 439 452
Owens Corning
7.000% due 12/01/36 225 298
Pacific Life Insurance Co.
4.300% due 10/24/67 (Ê)(Þ) 255 280
PacifiCorp
2.950% due 02/01/22 295 302
3.350% due 07/01/25 529 565
PepsiCo, Inc.
2.750% due 03/05/22 510 523
Pfizer, Inc.
1.950% due 06/03/21 562 565
Philip Morris International, Inc.
4.375% due 11/15/41 315 361
Series NCD
2.375% due 08/17/22 240 243
Phillips 66
4.650% due 11/15/34 512 616
Plains All American Pipeline, LP / PAA
Finance Corp.
3.600% due 11/01/24 500 522
PNC Bank NA
Series BKNT
2.150% due 04/29/21 560 564
Precision Castparts Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 01/15/23 481 492
Procter & Gamble Co. (The)
2.150% due 08/11/22 486 494
Progress Energy, Inc.
7.750% due 03/01/31 389 563
PSEG Power LLC
8.625% due 04/15/31 412 595
Public Service Co. of Oklahoma
Series G
6.625% due 11/15/37 260 375
Public Service Electric & Gas Co.
3.250% due 09/01/23 230 242
3.700% due 05/01/28 210 235
QUALCOMM, Inc.
Series 000A
2.600% due 01/30/23 370 379
QVC, Inc.
4.375% due 03/15/23 790 819
4.750% due 02/15/27 190 192
Regency Energy Partners, LP / Regency
Energy Finance Corp.
4.500% due 11/01/23 556 594
Reliance Holdings USA, Inc.
5.400% due 02/14/22 (Þ) 533 564
Reynolds American, Inc.
8.125% due 05/01/40 715 990
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 355 355
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 550 619
5.000% due 03/15/27 145 162
Sabra Health Care, LP / Sabra Capital
Corp.
4.800% due 06/01/24 145 156
3.900% due 10/15/29 505 520
Santander Holdings USA, Inc.
4.450% due 12/03/21 685 715
SBL Holdings LLC
5.125% due 11/13/26 (Þ) 255 262
Service Properties Trust
4.375% due 02/15/30 572 584
Sierra Pacific Power Co.
Series WI
2.600% due 05/01/26 503 520
Simon Property Group, LP
2.450% due 09/13/29 715 720
3.250% due 09/13/49 175 179
Smithfield Foods, Inc.
5.200% due 04/01/29 (Þ) 500 566
Southern California Edison Co.
6.650% due 04/01/29 479 603
Southern Co. (The)
2.350% due 07/01/21 537 541
2.450% due 10/01/23 549 561
Southern Natural Gas Co. LLC
4.400% due 06/15/21 380 391
Southern Power Co.
5.150% due 09/15/41 529 637
Southwest Airlines Co.
2.750% due 11/16/22 165 169
Spectra Energy Partners, LP
4.500% due 03/15/45 500 570

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
218 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
4.738% due 03/20/25 (Þ) 1,475 1,549
5.152% due 03/20/28 (Þ) 140 153
Starbucks Corp.
3.800% due 08/15/25 475 520
Sunoco Logistics Partners Operations,
LP
5.300% due 04/01/44 513 544
SunTrust Banks, Inc.
Series BKNT
4.050% due 11/03/25 275 307
Synchrony Financial
2.850% due 07/25/22 320 326
3.950% due 12/01/27 557 594
Sysco Corp.
3.750% due 10/01/25 526 577
TCI Communications, Inc.
7.875% due 02/15/26 340 447
Tennessee Gas Pipeline Co. LLC
8.375% due 06/15/32 515 730
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 562 588
Thermo Fisher Scientific, Inc.
3.000% due 04/15/23 614 636
Time Warner Cable LLC
6.550% due 05/01/37 475 608
7.300% due 07/01/38 441 598
6.750% due 06/15/39 385 500
Time Warner Entertainment Co., LP
8.375% due 03/15/23 442 523
TJX Cos., Inc. (The)
2.750% due 06/15/21 439 445
Toyota Motor Credit Corp.
Series GMTN
1.900% due 04/08/21 586 588
Truist Financial Corp.
2.700% due 01/27/22 575 585
Tyson Foods, Inc.
3.950% due 08/15/24 522 566
UDR, Inc.
3.000% due 08/15/31 320 332
Unilever Capital Corp.
1.375% due 07/28/21 552 550
Union Pacific Corp.
2.950% due 03/01/22 560 575
United Airlines Pass-Through Trust
Series 2016-1 Class B
3.650% due 01/07/26 696 719
Series B Class B
4.600% due 03/01/26 248 260
United Parcel Service, Inc.
2.350% due 05/16/22 559 568
United Technologies Corp.
1.950% due 11/01/21 488 490
3.650% due 08/16/23 190 202
UnitedHealth Group, Inc.
2.875% due 12/15/21 622 636
US Bank NA
Series BKNT
3.150% due 04/26/21 546 556
Valero Energy Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 03/15/28 538 599
4.350% due 06/01/28 467 519
Valmont Industries, Inc.
5.250% due 10/01/54 517 547
Verizon Communications, Inc.
3.125% due 03/16/22 530 546
7.750% due 12/01/30 1,565 2,301
Visa, Inc.
Series 7YR
2.800% due 12/14/22 538 556
Vistra Operations Co. LLC
3.550% due 07/15/24 (Þ) 685 707
4.300% due 07/15/29 (Þ) 275 283
Volkswagen Group of America Finance
LLC
4.000% due 11/12/21 (Þ) 549 569
2.700% due 09/26/22 (Þ) 475 483
Wachovia Capital Trust II
2.331% due 01/15/27 (Ê) 525 497
Walgreen Co.
3.100% due 09/15/22 559 575
Wal-Mart Stores, Inc.
3.300% due 04/22/24 559 593
Wells Fargo & Co.
2.100% due 07/26/21 566 569
3.069% due 01/24/23 165 169
3.196% due 06/17/27 (Ê) 605 637
4.150% due 01/24/29 415 472
4.750% due 12/07/46 570 708
Williams Cos., Inc. (The)
8.750% due 03/15/32 416 617
5.800% due 11/15/43 160 191
166,796
International Debt - 9.4%
Adani Abbot Point Terminal Pty, Ltd.
4.450% due 12/15/22 (Þ) 571 579
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/23/23 310 321
Series WI
5.000% due 10/01/21 460 483
Alibaba Group Holding, Ltd.
2.800% due 06/06/23 200 204
Series WI
3.125% due 11/28/21 530 541
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 552 588
Allergan Funding SCS
3.450% due 03/15/22 472 486
America Movil SAB de CV
3.125% due 07/16/22 410 423
Athene Holding, Ltd.
4.125% due 01/12/28 325 346
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 477 512
Bancolombia SA
5.950% due 06/03/21 496 521
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 382 559
Banistmo SA
Series MTQ0
3.650% due 09/19/22 (Þ) 300 307

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 219
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
3.650% due 09/19/22 115 118
Bank of Montreal
Series D
3.100% due 04/13/21 520 529
Bank of Nova Scotia (The)
Series BKNT
2.450% due 09/19/22 635 648
Barclays Bank PLC
10.179% due 06/12/21 (Þ) 492 545
Barclays PLC
4.338% due 05/16/24 (Ê) 596 635
4.950% due 01/10/47 500 621
BP Capital Markets PLC
3.814% due 02/10/24 510 549
Braskem Netherlands Finance BV
4.500% due 01/31/30 (Þ) 525 529
British Telecommunications PLC
3.250% due 11/08/29 (Þ) 415 424
Brookfield Finance, Inc.
4.000% due 04/01/24 454 490
Canadian Imperial Bank of Commerce
Series BKNT
3.500% due 09/13/23 805 854
Canadian Oil Sands, Ltd.
4.500% due 04/01/22 (Þ) 365 377
CBAM CLO Management Trust
Series 2017-1A Class A1
3.609% due 07/20/30 (Ê)(Þ) 575 578
Cencosud SA
5.150% due 02/12/25 (Þ) 426 451
Cenovus Energy, Inc.
6.750% due 11/15/39 215 272
Series WI
4.250% due 04/15/27 985 1,053
CNH Industrial NV
4.500% due 08/15/23 475 511
Corp. Nacional del Cobre de Chile
4.250% due 07/17/42 (Þ) 270 294
Credit Agricole SA
3.250% due 01/14/30 (Þ) 485 500
Danone SA
2.589% due 11/02/23 (Þ) 563 578
Danske Bank A/S
5.375% due 01/12/24 (Þ) 540 601
Deutsche Telekom International Finance
BV
1.950% due 09/19/21 (Þ) 443 444
Dewolf Park CLO, Ltd.
Series 2017-1A Class A
3.558% due 10/15/30 (Ê)(Þ) 1,500 1,500
Dryden 37 Senior Loan Fund
Series 2017-37A Class AR
3.697% due 01/15/31 (Ê)(Þ) 1,300 1,300
Dryden 50 Senior Loan Fund
Series 2017-50A Class A1
3.051% due 07/15/30 (Ê)(Þ) 1,475 1,475
Dryden Senior Loan Fund
Series 2018-53A Class A
2.825% due 01/15/31 (Ê)(Þ) 1,600 1,600
ECAF, Ltd.
Series 2015-1A Class A1
3.473% due 06/15/40 (Þ) 631 631
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Electricite de France SA
6.000% due 01/22/14 (Þ) 525 666
Embotelladora Andina SA
5.000% due 10/01/23 (Þ) 510 548
Enbridge, Inc.
3.700% due 07/15/27 549 588
Enel Finance International NV
4.625% due 09/14/25 (Þ) 795 884
Series 658A
3.500% due 04/06/28 (Þ) 513 542
Eni SpA
Series X-R
4.000% due 09/12/23 (Þ) 790 842
Gazprom PJSC Via Gaz Capital SA
6.510% due 03/07/22 (Þ) 477 517
GE Capital International Funding Co.
Unlimited Co.
Series WI
4.418% due 11/15/35 873 983
GlaxoSmithKline Capital PLC
2.850% due 05/08/22 474 486
HSBC Bank PLC
7.650% due 05/01/25 385 472
HSBC Holdings PLC
2.950% due 05/25/21 564 572
ING Bank NV
5.800% due 09/25/23 (Þ) 1,075 1,204
Intesa Sanpaolo SpA
3.875% due 01/12/28 (Þ) 560 582
Johnson Controls International PLC
4.950% due 07/02/64 (~)(Ê) 574 648
LCM XXV, Ltd.
Series 2017-25A Class A
3.029% due 07/20/30 (Ê)(Þ) 4,073 4,073
Lloyds Bank PLC
3.300% due 05/07/21 559 570
Lloyds Banking Group PLC
3.900% due 03/12/24 411 439
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 527 558
LYB Finance Co. BV
8.100% due 03/15/27 (Þ) 392 515
LYB International Finance BV
4.000% due 07/15/23 471 503
LyondellBasell Industries NV
6.000% due 11/15/21 513 545
Madison Park Funding XVIII, Ltd.
Series 2017-18A Class A1R
3.009% due 10/21/30 (Ê)(Þ) 1,640 1,641
Madison Park Funding XXIV, Ltd.
Series 2019-24A Class AR
2.979% due 10/20/29 (Ê)(Þ) 5,000 5,002
Marks & Spencer Group PLC
7.125% due 12/01/37 (Þ) 554 634
Mexico City Airport Trust
5.500% due 07/31/47 (Þ) 505 556
Mexico Generadora de Energia S de RL
Series REGS
5.500% due 12/06/32 314 350
Mitsubishi UFJ Financial Group, Inc.
3.535% due 07/26/21 552 567
Mylan NV
Series WI

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
220 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.950% due 06/15/26 385 411
5.250% due 06/15/46 155 180
Nomura Holdings, Inc.
2.648% due 01/16/25 480 487
3.103% due 01/16/30 910 931
NOVA Chemicals Corp.
5.250% due 06/01/27 (Þ) 475 483
Nutrien , Ltd.
3.625% due 03/15/24 552 585
NXP BV / NXP Funding LLC
4.625% due 06/01/23 (Þ) 520 561
Petroleos Mexicanos
5.950% due 01/28/31 (Þ) 545 549
Series WI
6.875% due 08/04/26 515 581
Royal Bank of Canada
Series GMTN
2.750% due 02/01/22 573 586
Royal Bank of Scotland Group PLC
3.875% due 09/12/23 750 794
Sanofi
4.000% due 03/29/21 509 523
Santander Group Holdings PLC
5.625% due 09/15/45 (Þ) 565 713
Santander UK PLC
3.400% due 06/01/21 560 572
Sasol Financing International, Ltd.
4.500% due 11/14/22 550 566
Saudi Arabian Oil Co.
3.500% due 04/16/29 (Þ) 315 334
Schneider Electric SE
2.950% due 09/27/22 (Þ) 557 574
Shell International Finance BV
2.250% due 01/06/23 566 577
Shire Acquisitions Investments Ireland
DAC
2.400% due 09/23/21 568 573
Siemens Financieringsmaatschappij NV
Class C
2.900% due 05/27/22 (Þ) 552 567
Skandinaviska Enskilda Banken AB
Series SEPT
1.875% due 09/13/21 538 539
Sky, Ltd.
3.750% due 09/16/24 (Þ) 400 433
Societe Generale SA
2.625% due 01/22/25 (Þ) 870 880
4.250% due 04/14/25 (Þ) 500 536
Statoil ASA
2.450% due 01/17/23 570 583
Suncor Energy, Inc.
5.950% due 12/01/34 414 555
Suzano Austria GmbH
7.000% due 03/16/47 (Þ) 400 478
Series WI
6.000% due 01/15/29 105 119
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 305 331
5.000% due 11/26/28 490 586
Toronto-Dominion Bank (The)
3.250% due 06/11/21 552 565
Total Capital Canada, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.750% due 07/15/23 481 498
Total Capital International SA
3.750% due 04/10/24 549 592
Total Capital SA
4.250% due 12/15/21 499 523
Trust F/1401
5.250% due 01/30/26 (Þ) 598 652
Validus Holdings, Ltd.
8.875% due 01/26/40 477 803
Voya CLO, Ltd.
Series 2017-2A Class A1R
3.086% due 04/17/30 (Ê)(Þ) 1,670 1,670
Series 2017-3A Class A1A
3.991% due 07/20/30 (Ê)(Þ) 3,480 3,480
Series 2017-4A Class A1
2.961% due 10/15/30 (Ê)(Þ) 900 900
Series 2018-3A Class A1R
3.680% due 10/20/31 (Ê)(Þ) 1,000 1,001
Woori Bank
2.625% due 07/20/21 (Þ) 552 557
76,892
Mortgage-Backed Securities - 31.5%
225 Liberty Street Trust
Series 2016-225L Class A
3.597% due 02/10/36 (Þ) 235 255
A10 Securitization LLC
Series 2017-AA Class B1
0.038% due 05/15/36 (Þ) 1,110 1,105
Banc of America Mortgage Trust
Series 2004-D Class 2A2
3.258% due 05/25/34 (~)(Ê) 96 97
Series 2006-B Class 1A1
3.247% due 10/20/46 (~)(Ê) 27 18
Bank Commercial Mortgage Pass-
Through Certificates
Series 2018-BN12 Class A4
4.255% due 05/15/61 (~)(Ê) 6,565 7,585
Bayview Commercial Asset Trust
Series 2007-2A Class A1
1.507% due 07/25/37 (Ê)(Þ) 1,268 1,209
Bear Stearns ALT-A Trust
Series 2004-12 Class 1A3
1.682% due 01/25/35 (Ê) 767 771
Benchmark Mortgage Trust
Series 2018-B8 Class A5
4.232% due 01/15/52 4,994 5,799
BX Commercial Mortgage Trust
Series 2018-BILT Class C
3.120% due 05/15/35 (Ê)(Þ) 2,150 2,147
Series 2018-BIOA Class C
3.594% due 03/15/37 (Ê)(Þ) 1,478 1,477
Series 2018-IND Class D
3.580% due 11/15/35 (Ê)(Þ) 3,654 3,661
BXP Trust
Series 2017-GM Class A
3.379% due 06/13/39 (Þ) 3,559 3,848
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class E
4.650% due 12/15/37 (Ê)(Þ) 3,188 3,204
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 2,427 2,482
Citigroup Mortgage Loan Trust, Inc.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 221
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2005-2 Class 1A2A
4.890% due 05/25/35 (~)(Ê) 295 306
Series 2015-2 Class 5A1
0.444% due 03/25/47 (Ê)(Þ) 173 174
Commercial Mortgage Trust
Series 2015-LC19 Class A4
3.183% due 02/10/48 2,786 2,950
Series 2016-787S Class A
3.545% due 02/10/36 (Þ) 235 254
Series 2018-COR3 Class A3
4.228% due 05/10/51 3,755 4,310
Series 2019-521F Class A
3.380% due 06/15/34 (Ê)(Þ) 2,238 2,238
Series 2019-521F Class D
4.030% due 06/15/34 (Ê)(Þ) 1,672 1,670
Credit Suisse Mortgage Capital
Certificates
Series 2019-ICE4 Class E
4.613% due 05/15/36 (Ê)(Þ) 2,384 2,396
DBGS Mortgage Trust
Series 2019-1735 Class D
4.194% due 04/10/39 (~)(Ê)(Þ) 1,961 2,153
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
4.078% due 06/27/37 (~)(Ê)(Þ) 501 517
Eagle Re Ltd.
Series 2020-1 Class M1A
2.576% due 01/25/30 (Ê)(Þ) 755 755
Fannie Mae
3.500% due 2030 159 167
2.600% due 2031 330 345
2.500% due 2033 7,221 7,365
3.000% due 2033 331 343
5.500% due 2033 40 44
2.500% due 2034 7,605 7,742
3.500% due 2034 279 293
5.500% due 2034 298 336
4.500% due 2035 446 483
6.000% due 2035 80 91
5.500% due 2036 217 245
5.500% due 2037 148 167
5.500% due 2038 690 779
6.000% due 2039 44 51
4.500% due 2040 193 211
5.500% due 2040 597 671
4.000% due 2041 198 213
3.500% due 2043 1,474 1,590
4.000% due 2043 201 215
4.000% due 2044 1,052 1,130
3.500% due 2045 1,591 1,674
4.000% due 2045 1,100 1,177
4.000% due 2046 2,328 2,497
4.500% due 2046 545 607
3.500% due 2047 7,151 7,484
4.000% due 2047 8,111 8,553
4.500% due 2047 226 242
4.000% due 2048 1,325 1,405
4.500% due 2048 9,275 9,829
5.000% due 2048 4,751 5,097
3.000% due 2049 8,580 8,843
3.500% due 2049 3,707 3,863
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 2049 6,352 6,656
Fannie Mae Connecticut Avenue
Securities
Series 2014-C03 Class 1M2
4.621% due 07/25/24 (Ê) 2,297 2,425
Series 2014-C04 Class 1M2
6.723% due 11/25/24 (Ê) 2,157 2,378
Series 2016-C06 Class 1M1
2.538% due 04/25/29 (Ê) 246 246
Fannie Mae REMIC Trust
Series 2004-W12 Class 1A3
7.000% due 07/25/44 528 625
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 33 37
Series 2005-117 Class LC
5.500% due 11/25/35 140 147
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates
Series 2014-K040 Class A2
3.241% due 09/25/24 1,766 1,883
Federal Housing Authority Trust
7.430% due 06/27/21 (Š) 5 5
Freddie Mac
3.500% due 2030 157 164
5.500% due 2032 12 13
7.500% due 2032 7 8
5.500% due 2034 26 29
4.000% due 2040 694 759
5.500% due 2041 240 270
3.500% due 2043 1,251 1,342
3.500% due 2044 146 156
4.000% due 2044 678 734
3.500% due 2045 475 509
4.000% due 2045 1,602 1,734
3.000% due 2046 5,894 6,135
3.500% due 2046 252 264
4.000% due 2046 1,047 1,128
4.000% due 2047 5,859 6,192
4.500% due 2048 726 768
3.500% due 2050 3,400 3,522
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2013-K024 Class A2
2.573% due 09/25/22 1,850 1,891
Series 2013-K029 Class A2
3.320% due 02/25/23 (~)(Ê) 1,760 1,841
Series 2015-K045 Class A2
3.023% due 01/25/25 1,240 1,316
Series 2015-K046 Class A2
3.205% due 03/25/25 480 514
Series 2015-K047 Class A2
3.329% due 05/25/25 930 1,003
Series 2015-K048 Class A2
3.284% due 06/25/25 (~)(Ê) 1,570 1,691
Series 2015-K051 Class A2
3.308% due 09/25/25 1,040 1,125
Series 2016-K053 Class A2
2.995% due 12/25/25 1,745 1,863
Series 2017-K063 Class A2
3.430% due 01/25/27 (~)(Ê) 7,000 7,744
Series 2017-K067 Class A2

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
222 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.194% due 07/25/27 3,690 4,031
Series 2017-K070 Class A2
3.303% due 11/25/27 (~)(Ê) 702 774
Series 2018-K081 Class A2
3.900% due 08/25/28 (~)(Ê) 2,466 2,845
Freddie Mac Reference REMICS
Series 2006-R007 Class ZA
6.000% due 05/15/36 288 336
Freddie Mac REMICS
Series 2002-2533 Class Z
5.500% due 12/15/32 577 637
Series 2006-3123 Class HT
5.000% due 03/15/26 169 180
Series 2010-3632 Class PK
5.000% due 02/15/40 168 184
Series 2012-4019 Class JD
3.000% due 05/15/41 216 225
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-DN2 Class M2
3.473% due 04/25/24 (Ê) 599 601
Series 2014-HQ2 Class M3
5.573% due 09/25/24 (Ê) 1,267 1,379
Series 2015-DN1 Class M3
5.973% due 01/25/25 (Ê) 815 851
Series 2015-DNA2 Class M2
5.077% due 12/25/27 (Ê) 341 341
Series 2015-DNA3 Class M3
6.523% due 04/25/28 (Ê) 3,765 4,179
Series 2015-HQA2 Class M2
4.038% due 05/25/28 (Ê) 198 199
Series 2017-DNA3 Class M2
4.930% due 03/25/30 (Ê) 1,576 1,633
Ginnie Mae II
4.500% due 2042 200 217
Grace Mortgage Trust
Series 2014-GRCE Class A
3.369% due 06/10/28 (Þ) 456 462
GS Mortgage Securities Trust
Series 2016-GS2 Class A4
3.050% due 05/10/49 1,446 1,527
Series 2017-GS5 Class A4
3.674% due 03/10/50 2,739 3,008
Hilton USA Trust
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 2,271 2,438
Series 2016-SFP Class A
2.828% due 11/05/35 (Þ) 261 262
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.462% due 07/15/41 (~)(Ê) 64 65
Series 2016-NINE Class A
2.949% due 10/06/38 (~)(Ê)(Þ) 530 554
JPMorgan Mortgage Trust
Series 2015-3 Class A5
3.500% due 05/25/45 (~)(Ê)(Þ) 281 283
Series 2016-4 Class A5
3.500% due 10/25/46 (~)(Ê)(Þ) 915 938
Series 2018-4 Class A15
3.500% due 10/25/48 (~)(Ê)(Þ) 1,817 1,834
Series 2018-8 Class A5
4.000% due 01/25/49 (~)(Ê)(Þ) 2,279 2,300
Series 2018-9 Class A15
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 09/25/48 (~)(Ê)(Þ) 371 371
Series 2019-1 Class A6
4.000% due 05/25/49 (~)(Ê)(Þ) 1,863 1,861
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2015-C24 Class A4
3.732% due 05/15/48 945 1,030
Series 2016-C31 Class A1
1.511% due 11/15/49 233 232
Morgan Stanley Capital I Trust
Series 2018-BOP Class E
4.423% due 06/15/35 (Ê)(Þ) 4,215 4,215
Series 2018-SUN Class E
4.423% due 07/15/35 (Ê)(Þ) 5,048 5,048
Series 2019-NUGS Class D
3.550% due 12/15/36 (Ê)(Þ) 1,172 1,172
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (Þ) 1,883 1,960
Series 2017-237P Class XA
Interest Only STRIP
0.467% due 09/13/39 (~)(Ê)(Þ) 10,103 258
Series 2017-237P Class XB
Interest Only STRIP
0.175% due 09/13/39 (~)(Ê)(Þ) 6,248 42
Morgan Stanley Mortgage Loan Trust
Series 2005-5AR Class 1M3
2.648% due 09/25/35 (Ê) 743 737
MSCG Trust
Series 2015-ALDR Class A2
3.577% due 06/07/35 (~)(Ê)(Þ) 310 323
Series 2018-SELF Class D
3.950% due 10/15/28 (Ê)(Þ) 2,783 2,790
NYT Mortgage Trust
Series 2019-NYT Class A
3.700% due 11/15/35 (Ê)(Þ) 5,222 5,240
One Market Plaza Trust
Series 2017-1MKT Class C
4.016% due 02/10/32 (Þ) 1,133 1,172
Series 2017-1MKT Class D
4.146% due 02/10/32 (Þ) 797 824
Radnor RE, Ltd.
Series 2020-1 Class M1A
2.610% due 02/25/30 (Ê)(Þ) 840 840
RBS Commercial Funding, Inc. Trust
Series 2013-GSP Class A
3.961% due 01/15/32 (~) (Ê)(Þ) 235 249
Sequoia Mortgage Trust
Series 2013-12 Class A1
4.000% due 12/25/43 (Þ) 1,578 1,617
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates
Series 2003-34A Class 5A4
3.383% due 11/25/33 (~)(Ê) 384 398
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2003-AR10 Class A7
2.839% due 10/25/33 (~)(Ê) 120 122
Series 2004-AR1 Class A
3.157% due 03/25/34 (~)(Ê) 581 593
Series 2005-AR2 Class 2A21
2.153% due 01/25/45 (Ê) 232 229
Series 2005-AR11 Class A1A

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 223
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.143% due 08/25/45 (Ê) 1,689 1,690
Series 2005-AR19 Class A1A2
2.694% due 12/25/45 (Ê) 596 596
Series 2006-AR1 Class 2A1A
3.460% due 01/25/46 (Ê) 417 426
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1 Class A5
3.148% due 05/15/48 4,523 4,789
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.926% due 06/20/44 (~)(Ê)(Þ) 613 629
Series 2014-1 Class A2
3.500% due 06/20/44 (~)(Ê)(Þ) 435 445
Worldwide Plaza Trust
Series 2017-WWP Class A
3.526% due 11/10/36 (Þ) 3,609 3,940
258,371
Municipal Bonds - 0.1%
Municipal Electric Authority of Georgia
Revenue Bonds
6.637% due 04/01/57 274 392
7.055% due 04/01/57 492 707
1,099
United States Government Treasuries - 26.7%
United States Treasury Inflation Indexed
Bonds
0.125% due 04/15/21 11,913 11,886
0.125% due 01/15/22 864 866
0.375% due 07/15/23 15,107 15,433
0.375% due 07/15/25 7,879 8,159
3.375% due 04/15/32 7,144 10,121
2.125% due 02/15/40 2,767 3,822
0.875% due 02/15/47 5,109 5,916
United States Treasury Notes
1.375% due 05/31/21 15,035 15,023
1.125% due 06/30/21 21,650 21,561
1.750% due 05/15/23 33,335 33,809
1.375% due 06/30/23 805 807
1.250% due 07/31/23 6,300 6,289
1.250% due 08/31/24 720 718
1.750% due 12/31/24 885 903
1.375% due 01/31/25 885 887
2.000% due 02/15/25 5,790 5,977
2.125% due 05/15/25 4,780 4,968
2.000% due 08/15/25 8,875 9,176
3.000% due 10/31/25 1,105 1,204
2.250% due 11/15/25 4,285 4,492
1.625% due 02/15/26 7,245 7,343
2.250% due 03/31/26 1,790 1,880
1.625% due 05/15/26 5,052 5,121
1.500% due 08/15/26 3,239 3,257
1.750% due 12/31/26 305 312
1.500% due 01/31/27 970 975
2.375% due 05/15/27 3,815 4,064
2.750% due 02/15/28 540 593
2.375% due 05/15/29 1,465 1,576
1.750% due 11/15/29 1,220 1,247
4.500% due 05/15/38 695 992
2.750% due 11/15/42 1,995 2,279
2.875% due 05/15/43 2,010 2,342
3.750% due 11/15/43 3,264 4,355
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.125% due 08/15/44 1,545 1,880
2.875% due 08/15/45 1,105 1,295
3.000% due 11/15/45 2,850 3,417
3.000% due 05/15/47 1,090 1,318
2.750% due 11/15/47 2,981 3,453
3.000% due 02/15/48 2,596 3,150
3.125% due 05/15/48 1,180 1,466
3.375% due 11/15/48 795 1,035
2.250% due 08/15/49 3,160 3,336
218,703
Total Long-Term Investments
(cost $734,726) 767,880
Short-Term Investments - 5.7%
Cigna Corp.
Series WI
3.200% due 09/17/20 375 378
Fannie Mae
5.000% due 04/01/20 — —
5.500% due 06/01/20 — —
Federal Home Loan Bank Discount
Notes
1.408% due 02/03/20 300 300
GE Capital International Funding Co.
Unlimited Co.
Series WI
2.342% due 11/15/20 650 652
Gilead Sciences, Inc.
2.550% due 09/01/20 245 246
Kaupthing Bank HF
7.625% due 02/28/20 (Ø)(Š)(Þ) 1,210 —
5.750% due 10/04/20 (Ø)(Š)(Þ) 100 —
Kinder Morgan, Inc.
6.500% due 09/15/20 275 283
Korea Southern Power Co., Ltd.
3.000% due 01/29/21 (Þ) 528 534
Lukoil International Finance BV
6.125% due 11/09/20 (Þ) 1,005 1,034
Southwest Airlines Co.
2.650% due 11/05/20 260 261
U.S. Cash Management Fund(@) 30,759,309(∞) 30,772
United States Treasury Bills
1.116% due 02/04/20 (ž) 500 500
United States Treasury Notes
1.375% due 05/31/20 11,880 11,870
Total Short-Term Investments
(cost $47,869) 46,830
Total Investments 99.3%
(identified cost $782,595) 814,710
Other Assets and Liabilities,
Net - 0.7%
5,741
Net Assets - 100.0%
820,451

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
224 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
21.2%
225 Liberty Street Trust 02/17/16 235,000 102.45 241
255
A10 Securitization LLC 06/23/17 1,110,000 100.00 1,110
1,105
ABB Treasury Center, Inc. 03/05/19 464,000 101.29 470
479
AbbVie, Inc. 11/12/19 340,000 99.65 339
371
ACE Securities Corp. Mortgage Loan Trust 03/08/17 622,525 93.66 583
595
Adani Abbot Point Terminal Pty, Ltd. 06/19/18 571,000 94.12 537
579
Alimentation Couche-Tard, Inc. 09/19/17 552,000 98.94 546
588
American Tower Trust #1 01/05/17 355,000 99.83 354
363
Apollo Management Holdings, LP 05/24/16 230,000 99.94 230
253
Apollo Management Holdings, LP 03/08/18 405,000 99.71 404
496
Apollo Management Holdings, LP 05/24/18 195,000 99.54 194
210
Apollo Management Holdings, LP 12/10/19 290,000 100.18 291
298
Athene Global Funding 06/12/19 530,000 100.83 534
543
Athene Global Funding 11/06/19 575,000 99.85 574
592
Banco de Bogota SA 09/22/17 477,000 98.98 472
512
Bangkok Bank PCL 06/19/18 382,000 128.85 492
559
Banistmo SA 12/07/17 300,000 99.92 300
307
Barclays Bank PLC 12/04/19 492,000 110.38 543
545
Bayer US Finance II LLC 06/19/18 873,000 100.05 874
892
Bayer US Finance II LLC 08/14/18 605,000 93.58 566
647
Bayer US Finance LLC 06/18/18 973,000 97.25 947
1,026
Bayview Commercial Asset Trust 10/26/17 1,268,374 96.03 1,218
1,209
Blackbird Capital Aircraft Lease Securitization, Ltd. 11/04/16 2,928,125 98.12 2,873
2,908
BMW US Capital LLC 09/04/19 533,000 99.94 533
535
Braskem Netherlands Finance BV 10/29/19 525,000 99.28 521
529
Bristol-Myers Squibb Co. 05/07/19 510,000 99.66 508
533
Bristol-Myers Squibb Co. 11/20/19 555,000 108.91 604
623
British Telecommunications PLC 11/05/19 415,000 99.16 412
424
Broadcom, Inc. 03/29/19 195,000 99.34 194
211
Broadcom, Inc. 03/29/19 705,000 99.93 705
715
BX Commercial Mortgage Trust 03/02/18 1,478,000 99.45 1,470
1,477
BX Commercial Mortgage Trust 06/01/18 2,150,000 100.00 2,150
2,147
BX Commercial Mortgage Trust 10/22/18 3,654,000 100.10 3,658
3,661
BXP Trust 10/30/17 3,559,000 98.11 3,492
3,848
CAL Funding III, Ltd. 10/26/18 1,010,892 97.85 989
1,011
CAMB Commercial Mortgage Trust 01/25/19 3,188,000 100.00 3,188
3,204
Canadian Oil Sands, Ltd. 12/14/18 365,000 99.87 365
377
Cantor Fitzgerald, LP 04/24/19 515,000 99.75 514
557
CBAM CLO Management Trust 06/29/18 575,000 100.04 575
578
Cencosud SA 06/05/18 426,000 98.90 421
451
Centene Corp. 11/12/19 200,000 104.73 209
213
Centene Corp. 11/21/19 300,000 99.17 298
314
Cigna Corp. 10/11/19 500,000 103.09 515
520
Citadel, LP 09/11/19 625,000 99.73 623
677
Citigroup Commercial Mortgage Trust 03/06/19 2,427,000 0.98 2,390
2,482
Citigroup Mortgage Loan Trust, Inc. 02/01/17 172,674 97.79 169
174
Commercial Mortgage Trust 02/19/16 235,000 102.45 241
254
Commercial Mortgage Trust 06/05/19 1,672,000 100.00 1,672
1,670
Commercial Mortgage Trust 06/05/19 2,238,000 100.00 2,238
2,238
Corp. Nacional del Cobre de Chile 01/17/20 270,000 106.42 287
294
Cox Communications, Inc. 05/31/17 870,000 109.54 953
1,160
Cox Communications, Inc. 07/24/17 610,000 98.47 601
631
Credit Agricole SA 01/08/20 485,000 99.39 482
500
Credit Suisse Mortgage Capital Certificates 05/28/19 2,384,000 100.00 2,384
2,396
Daimler Finance NA LLC 04/12/19 529,000 99.30 525
531
Danone SA 10/01/19 563,000 101.44 571
578
Danske Bank A/S 05/08/19 540,000 104.42 564
601
DBGS Mortgage Trust 04/03/19 1,961,000 101.39 1,988
2,153
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 500,790 100.62 504
517
Deutsche Telekom International Finance BV 05/03/18 443,000 97.87 434
444
Dewolf Park CLO, Ltd. 07/10/18 1,500,000 100.16 1,502
1,500
Diamond 1 Finance Corp. / Diamond 2 Finance Corp 05/17/18 605,000 116.80 707
831
Dryden 37 Senior Loan Fund 12/06/17 1,300,000 100.00 1,300
1,300
Dryden 50 Senior Loan Fund 07/24/17 1,475,000 100.00 1,475
1,475
Dryden Senior Loan Fund 04/18/18 1,600,000 100.16 1,603
1,600
Eagle Re Ltd. 01/27/20 755,000 100.00 755
755
ECAF, Ltd. 08/09/18 630,896 99.23 626
631

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 225
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Electricite de France SA 02/04/19 525,000 98.25 516
666
Embotelladora Andina SA 09/03/19 510,000 106.78 545
548
EMD Finance LLC 06/04/18 476,000 98.87 471
486
Enel Finance International NV 01/05/18 513,000 94.34 484
542
Enel Finance International NV 09/11/18 795,000 99.48 791
884
Eni SpA 09/05/18 790,000 99.60 787
842
Expedia Group, Inc. 09/11/19 485,000 99.25 481
478
Farmers Exchange Capital III 10/12/16 290,000 99.13 287
343
Fresenius Medical Care US Finance II, Inc. 09/19/17 485,000 105.04 509
519
Gazprom PJSC Via Gaz Capital SA 02/01/19 477,000 103.99 496
517
Grace Mortgage Trust 05/19/17 456,000 103.21 471
462
Hewlett Packard Enterprise Co. 09/30/15 500 99.92 —
1
Hilton USA Trust 11/22/16 2,271,000 95.27 2,164
2,438
Hilton USA Trust 05/26/17 261,000 99.71 260
262
ING Bank NV 04/28/17 1,075,000 104.80 1,127
1,204
Intesa Sanpaolo SpA 06/18/18 560,000 89.01 498
582
JPMorgan Chase Commercial Mortgage Securities Trust 10/30/17 530,000 98.90 524
554
JPMorgan Mortgage Trust 03/30/17 281,081 101.98 287
283
JPMorgan Mortgage Trust 10/26/17 915,039 101.19 926
938
JPMorgan Mortgage Trust 09/20/18 371,370 100.53 373
371
JPMorgan Mortgage Trust 10/05/18 2,278,502 100.18 2,283
2,300
JPMorgan Mortgage Trust 01/18/19 1,863,029 100.69 1,876
1,861
JPMorgan Mortgage Trust 04/18/19 1,817,382 100.85 1,833
1,834
Kaupthing Bank HF 02/25/08 1,210,000 — 1,013
—
Kaupthing Bank HF 10/04/11 100,000 — 99
—
KKR Group Finance Co. III LLC 03/11/15 225,000 100.44 226
280
Korea Southern Power Co., Ltd. 01/22/18 528,000 99.62 526
534
Kraft Heinz Foods Co. 06/15/18 680,000 102.11 694
698
Kraft Heinz Foods Co. 09/11/19 225,000 99.62 224
238
Land O'Lakes, Inc. 06/22/16 700,000 102.98 721
742
LCM XXV, Ltd. 07/10/17 4,073,000 99.73 4,063
4,073
Lukoil International Finance BV 03/22/17 1,005,000 101.91 1,024
1,034
Lukoil International Finance BV 09/19/17 527,000 101.61 535
558
LYB Finance Co. BV 02/15/19 392,000 118.91 466
515
Madison Park Funding XVIII, Ltd. 09/29/17 1,640,000 100.00 1,640
1,641
Madison Park Funding XXIV, Ltd. 08/05/19 5,000,000 100.00 5,001
5,002
Magnetite XVIII, Ltd. 10/31/18 1,786,000 100.00 1,786
1,786
Marks & Spencer Group PLC 11/06/17 554,000 113.59 629
634
Mexico City Airport Trust 01/07/20 505,000 106.09 536
556
Midwest Connector Capital Co. LLC 11/13/19 560,000 104.61 586
595
Morgan Stanley Capital I Trust 07/19/18 5,048,000 100.00 5,048
5,048
Morgan Stanley Capital I Trust 08/15/18 4,215,000 100.00 4,215
4,215
Morgan Stanley Capital I Trust 12/12/19 1,172,000 100.00 1,172
1,172
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 6,248,000 0.68 42
42
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 10,103,000 2.55 258
258
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,883,000 97.12 1,829
1,960
MSCG Trust 05/19/15 310,000 101.40 314
323
MSCG Trust 10/09/18 2,783,000 100.00 2,783
2,790
Mutual of Omaha Insurance Co. 07/14/14 295,000 100.00 295
300
NGPL PipeCo LLC 10/02/19 438,000 128.88 564
579
Northern Natural Gas Co. 06/05/18 444,000 96.27 427
495
Northern Natural Gas Co. 03/28/19 130,000 101.59 132
133
NOVA Chemicals Corp. 08/22/17 475,000 99.72 474
483
NXP BV / NXP Funding LLC 01/08/19 520,000 99.19 516
561
NYT Mortgage Trust 01/11/19 5,222,000 100.00 5,222
5,240
Ohio National Financial Services, Inc. 01/16/20 365,000 99.93 365
375
One Market Plaza Trust 02/15/17 797,000 100.60 802
824
One Market Plaza Trust 02/15/17 1,133,000 102.44 1,161
1,172
OneMain Financial Issuance Trust 10/26/18 3,019,763 98.39 2,971
3,022
Pacific Life Insurance Co. 06/15/18 255,000 92.19 235
280
Petroleos Mexicanos 01/21/20 545,000 100.00 545
549
Radnor RE, Ltd. 01/21/20 840,000 100.00 840
840
RBS Commercial Funding, Inc. Trust 10/27/15 235,000 1.04 246
249
Reliance Holdings USA, Inc. 01/06/20 533,000 105.72 563
564
Rockies Express Pipeline LLC 04/03/19 355,000 99.97 355
355
Santander Group Holdings PLC 10/01/18 565,000 102.92 581
713
Saudi Arabian Oil Co. 04/09/19 315,000 99.55 314
334
SBL Holdings LLC 11/05/19 255,000 100.00 255
262

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
226 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Schneider Electric SE 04/22/19 557,000 100.16 558
574
Sequoia Mortgage Trust 08/22/17 1,578,134 102.60 1,619
1,617
Siemens Financieringsmaatschappij NV 04/22/19 552,000 100.09 553
567
Sky, Ltd. 12/12/18 400,000 98.84 395
433
Smithfield Foods, Inc. 03/27/19 500,000 101.30 506
566
Societe Generale SA 01/16/20 500,000 106.01 530
536
Societe Generale SA 01/16/20 870,000 99.80 868
880
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/14/18 1,475,000 100.16 1,476
1,549
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 05/23/19 140,000 102.37 143
153
Suzano Austria GmbH 07/27/18 400,000 107.11 428
478
Texas Eastern Transmission, LP 11/13/19 562,000 103.52 582
588
Textainer Marine Containers, Ltd. 05/11/17 864,934 100.00 865
877
Towd Point Mortgage Trust 08/04/17 1,044,210 99.93 1,043
1,064
Towd Point Mortgage Trust 11/09/17 952,376 100.27 955
967
Towd Point Mortgage Trust 11/04/19 2,711,742 100.96 2,738
2,787
Towd Point Mortgage Trust 11/26/19 2,846,582 100.30 2,855
2,857
Triton Container Finance IV LLC 08/16/17 581,586 100.08 582
588
Triton Container Finance V LLC 03/13/18 4,325,883 99.18 4,292
4,354
Triton Container Finance VI LLC 06/07/17 261,216 99.98 261
265
Trust F/1401 10/11/19 598,000 106.37 636
652
Verizon Owner Trust 11/20/19 3,205,439 99.97 3,205
3,207
Vistra Operations Co. LLC 06/04/19 275,000 99.80 274
283
Vistra Operations Co. LLC 06/04/19 685,000 99.83 684
707
Volkswagen Group of America Finance LLC 09/19/19 475,000 99.97 475
483
Volkswagen Group of America Finance LLC 10/01/19 549,000 103.03 566
569
Voya CLO, Ltd. 03/31/17 1,670,000 100.03 1,671
1,670
Voya CLO, Ltd. 07/16/18 900,000 100.13 901
900
Voya CLO, Ltd. 11/02/18 1,000,000 100.00 1,000
1,001
Voya CLO, Ltd. 03/05/19 3,480,000 99.93 3,479
3,480
WinWater Mortgage Loan Trust 03/29/17 612,856 102.44 628
629
WinWater Mortgage Loan Trust 05/23/17 434,761 101.76 442
445
Woori Bank 09/03/19 552,000 100.72 556
557
Worldwide Plaza Trust 10/31/17 3,609,000 98.90 3,569
3,940
173,814
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 227
Variable Rate Securities
Securities Referenced Rate Spread %
ACE Securities Corp. Home Equity Loan Trust USD 1 Month LIBOR 0.700
Apollo Management Holdings, LP
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.266
Bank of America Corp. USD 3 Month LIBOR 0.630
Bank of America Corp. USD 3 Month LIBOR 0.810
Bank of America Corp. USD 3 Month LIBOR 1.190
Barclays PLC USD 3 Month LIBOR 1.356
Bayview Commercial Asset Trust USD 1 Month LIBOR 0.270
Bear Stearns ALT-A Trust USD 1 Month LIBOR 0.700
BX Commercial Mortgage Trust USD 1 Month LIBOR 1.220
BX Commercial Mortgage Trust USD 1 Month LIBOR 1.300
BX Commercial Mortgage Trust USD 1 Month LIBOR 1.121
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 2.150
CBAM CLO Management Trust USD 3 Month LIBOR 1.250
Citigroup Mortgage Loan Trust, Inc. USD 1 Month LIBOR 0.250
Citigroup Mortgage Loan Trust, Inc. USD 1 Month LIBOR 0.915
Commercial Mortgage Trust USD 1 Month LIBOR 0.900
Commercial Mortgage Trust USD 1 Month LIBOR 1.550
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 2.150
Dewolf Park CLO, Ltd. USD 3 Month LIBOR 1.210
Dryden 37 Senior Loan Fund USD 3 Month LIBOR 1.100
Dryden 50 Senior Loan Fund USD 3 Month LIBOR 1.220
Dryden Senior Loan Fund USD 3 Month LIBOR 1.120
Eagle Re Ltd. USD 1 Month LIBOR 0.900
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.000
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 1.300
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.900
Farmers Exchange Capital III USD 3 Month LIBOR 3.454
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.150
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.500
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.800
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.600
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 1.650
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.750
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.430
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.201
Greenpoint Manufactured Housing Contract Trust USD 1 Month LIBOR 2.000
Home Equity Asset Trust USD 1 Month LIBOR 0.410
JPMorgan Chase & Co. USD 3 Month LIBOR 1.330
JPMorgan Chase & Co. Secured Overnight Financing Rate 1.510
LCM XXV, Ltd. USD 3 Month LIBOR 1.210
Long Beach Mortgage Loan Trust USD 1 Month LIBOR 0.930
Madison Park Funding XVIII, Ltd. USD 3 Month LIBOR 1.190
Madison Park Funding XXIV, Ltd. USD 3 Month LIBOR 1.160
Magnetite XVIII, Ltd. USD 3 Month LIBOR 1.080
Mastr Asset Backed Securities Trust USD 1 Month LIBOR 0.945
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.800
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.950
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.950
Morgan Stanley Mortgage Loan Trust USD 1 Month LIBOR 0.825

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
228 Investment Grade Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
MSCG Trust USD 1 Month LIBOR 1.650
Mutual of Omaha Insurance Co. USD 3 Month LIBOR 2.640
NYT Mortgage Trust USD 1 Month LIBOR 1.200
Option One Mortgage Loan Trust USD 1 Month LIBOR 0.780
Pacific Life Insurance Co. USD 3 Month LIBOR 2.796
Radnor RE, Ltd. USD 1 Month LIBOR 0.950
Structured Asset Investment Loan Trust USD 1 Month LIBOR 0.720
Voya CLO, Ltd. USD 3 Month LIBOR 1.250
Voya CLO, Ltd. USD 3 Month LIBOR 1.130
Voya CLO, Ltd. USD 3 Month LIBOR 1.230
Voya CLO, Ltd. USD 3 Month LIBOR 1.190
Wachovia Capital Trust II USD 3 Month LIBOR 0.500
Washington Mutual Mortgage Pass-Through Certificates Trust USD 1 Month LIBOR 0.290
Washington Mutual Mortgage Pass-Through Certificates Trust USD 1 Month LIBOR 0.330
Washington Mutual Mortgage Pass-Through Certificates Trust USD 1 Month LIBOR 0.320
Washington Mutual Mortgage Pass-Through Certificates Trust
Federal Reserve U.S. 12 Month Cumulative Avg 1
year CMT 1.070
Wells Fargo & Co. USD 3 Month LIBOR 1.170
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 223 AUD 32,979 03/20
201
Canada 10 Year Government Bond Futures 219 CAD 31,135 03/20
362
United States 2 Year Treasury Note Futures 578 USD 125,055 03/20
418
United States 5 Year Treasury Note Futures 1,084 USD 130,427 03/20
659
United States 10 Year Treasury Note Futures 518 USD 68,198 03/20
1,157
United States 10 Year Ultra Treasury Note Futures 27 USD 3,933 03/20
90
United States Long Bond Futures 42 USD 6,869 03/20
200
United States Ultra Bond Futures 88 USD 17,045 03/20
609
Short Positions
Australia 10 Year Government Bond Futures 59 AUD 8,725 03/20
(95)
Euro-Bund Futures 114 EUR 19,955 03/20
(316)
Japan 10 Year Government Bond Futures 5 JPY 764,301 03/20
(26)
United States 2 Year Treasury Note Futures 33 USD 7,140 03/20
(26)
United States 5 Year Treasury Note Futures 19 USD 2,286 03/20
(27)
United States 10 Year Ultra Treasury Note Futures 66 USD 9,613 03/20
(200)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
3,006
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 2,508 HUF 756,346 02/26/20 (19)
Bank of America USD 1,651 MXN 32,259 02/26/20 51
Bank of America USD 369 THB 11,145 02/26/20 (11)
Bank of America USD 5,671 TRY 33,331 02/26/20 (131)
Bank of America USD 1,651 ZAR 24,776 02/26/20 (5)
Bank of America EUR 485 USD 541 02/26/20 2

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 229
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America HKD 32,476 USD 4,143 02/26/20 (37)
Bank of America NOK 43,207 USD 4,865 02/26/20 168
Bank of America SGD 5,653 USD 4,159 02/26/20 16
Bank of America THB 50,146 USD 1,661 02/26/20 51
Bank of America TRY 7,215 USD 1,212 02/26/20 13
Bank of Montreal USD 5,099 JPY 550,800 03/18/20 (4)
Bank of Montreal GBP 1,200 USD 1,587 03/18/20 1
Bank of New York USD 5,101 JPY 550,800 03/18/20 (6)
Bank of New York GBP 1,200 USD 1,586 03/18/20 —
Citigroup USD 17,647 GBP 13,511 02/26/20 205
Citigroup USD 1,638 IDR 23,351,755 02/26/20 50
Citigroup USD 5,100 JPY 550,800 03/18/20 (5)
Citigroup USD 5,781 RUB 373,437 02/26/20 47
Citigroup GBP 1,200 USD 1,587 03/18/20 —
Citigroup PHP 210,809 USD 4,150 02/26/20 23
Commonwealth Bank of Australia USD 3,240 CAD 4,225 02/26/20 (47)
Commonwealth Bank of Australia CHF 11,000 USD 11,430 02/26/20 (8)
Royal Bank of Canada USD 7,875 GBP 6,000 03/18/20 58
Royal Bank of Canada USD 5,100 JPY 550,800 03/18/20 (5)
Royal Bank of Canada GBP 1,200 USD 1,587 03/18/20 —
Standard Chartered USD 5,099 JPY 550,800 03/18/20 (4)
Standard Chartered GBP 1,200 USD 1,587 03/18/20 1
State Street USD 435 CLP 330,588 02/26/20 (22)
State Street USD 4,154 COP 14,273,376 02/26/20 14
State Street USD 8 HKD 65 02/26/20 —
State Street USD 931 HKD 7,260 02/26/20 4
State Street USD 30 HUF 8,835 02/26/20 (1)
State Street USD 111 KRW 128,241 02/26/20 (4)
State Street USD 1,212 KRW 1,413,432 02/26/20 (30)
State Street USD 4,150 MYR 17,228 02/26/20 42
State Street USD 49 PEN 163 02/26/20 (1)
State Street USD 925 PEN 3,110 02/26/20 (7)
State Street USD 926 PHP 46,956 02/26/20 (7)
State Street USD 8,094 SEK 76,681 02/26/20 (121)
State Street USD 15 SGD 20 02/26/20 —
State Street USD 941 SGD 1,273 02/26/20 (8)
State Street USD 81 TRY 482 02/26/20 (1)
State Street USD 17 TWD 504 02/26/20 —
State Street USD 381 TWD 11,362 02/26/20 (6)
State Street CLP 12,284 USD 16 02/26/20 1
State Street COP 243,501 USD 74 02/26/20 2
State Street COP 3,378,374 USD 1,002 02/26/20 16
State Street HUF 182,015 USD 618 02/26/20 20
State Street IDR 425,490 USD 31 02/26/20 —
State Street IDR 5,227,609 USD 371 02/26/20 (7)
State Street JPY 948,986 USD 8,639 02/26/20 (129)
State Street MXN 258 USD 14 02/26/20 —
State Street MXN 7,609 USD 397 02/26/20 (4)
State Street MYR 287 USD 70 02/26/20 1
State Street MYR 3,790 USD 914 02/26/20 (8)
State Street PEN 14,078 USD 4,165 02/26/20 11
State Street PHP 146 USD 3 02/26/20 —
State Street RUB 6,027 USD 97 02/26/20 3
State Street RUB 89,658 USD 1,424 02/26/20 24
State Street THB 102 USD 3 02/26/20 —
State Street TWD 50,595 USD 1,675 02/26/20 8
State Street ZAR 89 USD 6 02/26/20 —
State Street ZAR 5,995 USD 413 02/26/20 15
UBS CLP 1,323,294 USD 1,708 02/26/20 55
UBS KRW 6,781,507 USD 5,828 02/26/20 159
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
423

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
230 Investment Grade Bond Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX Investment Grade
Index Goldman Sachs
Sell
USD 41,000 1.000%
(2)
12/20/24
992 (35) 957
iTraxx Europe Crossover
Index Goldman Sachs
Sell
USD 37,000 1.000%
(2)
12/20/24
1,083 6 1,089
Total Open Credit Indices Contracts (å) 2,075 (29) 2,046
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 46,019 $ —
$ —
$ 46,019
Corporate Bonds and Notes — 166,796 —
—
166,796
International Debt — 76,892 —
—
76,892
Mortgage-Backed Securities — 258,366 5
—
258,371
Municipal Bonds — 1,099 —
—
1,099
United States Government Treasuries — 218,703 —
—
218,703
Short-Term Investments — 16,058 —
30,772
46,830
Total Investments — 783,933 5 30,772 814,710
Other Financial Instruments
Assets
Futures Contracts 3,696 — — — 3,696
Foreign Currency Exchange Contracts — 1,061 — — 1,061
Credit Default Swap Contracts — 2,046 — — 2,046
Liabilities
Futures Contracts (690) — — — (690)
Foreign Currency Exchange Contracts — (638) — — (638)
Total Other Financial Instruments
*
$ 3,006 $ 2,469 $ — $ — $ 5,475
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2020, were less than 1% of net assets.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 231
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
579
Bermuda .................................................................................
1,148
Brazil ......................................................................................
596
Canada ....................................................................................
8,670
Cayman Islands .......................................................................
24,223
Chile .......................................................................................
1,292
China ......................................................................................
745
Colombia .................................................................................
1,033
Denmark .................................................................................
601
France .....................................................................................
5,371
Ireland ....................................................................................
4,291
Isle of Man ..............................................................................
566
Italy ........................................................................................
1,424
Japan ......................................................................................
2,903
Luxembourg ............................................................................
486
Mexico ....................................................................................
3,110
Netherlands ............................................................................
9,055
Norway ....................................................................................
583
Panama ...................................................................................
424
Russia .....................................................................................
518
Saudi Arabia ...........................................................................
334
South Korea ............................................................................
1,091
Sweden ....................................................................................
539
Thailand ..................................................................................
559
United Kingdom ......................................................................
8,972
United States ...........................................................................
735,597
Total Investments .................................................................... 814,710

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
232 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 86.3%
Asset-Backed Securities - 10.3%
ALG Student Loan Trust I
Series 2006-1A Class A3
1.464% due 10/28/23 (Ê)(Þ) 208 208
American Express Credit Account
Master Trust
Series 2019-1 Class A
2.870% due 10/15/24 1,550 1,595
AmeriCredit Automobile Receivables
Trust
Series 2015-4 Class C
2.880% due 07/08/21 211 211
Series 2017-2 Class A3
1.980% due 12/20/21 585 585
Ascentium Equipment Receivables LLC
Series 2019-2A Class A3
2.190% due 11/10/26 (Þ) 840 845
Avis Budget Rental Car Funding  LLC
Series 2015-2A Class A
2.630% due 12/20/21 (Þ) 660 663
Series 2019-1A Class A
3.450% due 03/20/23 (Þ) 1,680 1,732
BA Credit Card Trust
Series 2018-A1 Class A1
2.700% due 07/17/23 1,900 1,923
Bank of the West Auto Trust
Series 2017-1 Class A3
2.110% due 01/15/23 (Þ) 745 747
Series 2018-1 Class A3
3.430% due 12/15/22 (Þ) 1,435 1,451
Series 2019-1 Class A2
2.400% due 10/17/22 (Þ) 1,321 1,325
Capital One Multi-Asset Execution Trust
Series 2018-A1 Class A1
3.010% due 02/15/24 1,525 1,551
Citibank Credit Card Issuance Trust
Series 2017-A3 Class A3
1.920% due 04/07/22 3,000 3,002
DRB Prime Student Loan Trust
Series 2015-D Class A2
3.200% due 01/25/40 (Þ) 569 577
Drive Auto Receivables Trust
Series 2018-5 Class A3
3.340% due 10/15/22 524 525
Series 2019-3 Class A3
2.490% due 06/15/23 1,445 1,454
Series 2020-1 Class A2
1.990% due 12/15/22 300 300
Earnest Student Loan Program LLC
Series 2016-D Class A1
2.728% due 01/25/41 (Ê)(Þ) 515 516
Series 2016-D Class A2
2.720% due 01/25/41 (Þ) 317 319
Exeter Automobile Receivables Trust
Series 2019-1A Class A
3.200% due 04/15/22 (Þ) 284 285
Series 2019-4A Class A
2.180% due 01/17/23 (Þ) 100 100
Finance of America Structured Trust
Series 2018-HB1 Class M2
4.087% due 09/25/28 (~)(Ê)(Š)(Þ) 200 207
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Foursight Capital Automobile
Receivables Trust
Series 2017-1 Class A
2.370% due 04/15/22 (Þ) 323 323
Series 2018-1 Class C
4.300% due 08/15/23 (Þ) 800 816
Hertz Fleet Lease Funding, LP
Series 2017-1 Class A2
2.130% due 04/10/31 (Þ) 1,507 1,511
Series 2017-1 Class B
2.880% due 04/10/31 (Þ) 1,965 1,971
Series 2018-1 Class C
3.770% due 05/10/32 (Þ) 485 493
Hertz Vehicle Financing II LP
Series 2019-1A Class A
3.710% due 03/25/23 (Þ) 765 793
Hertz Vehicle Financing LLC
Series 2015-1A Class A
2.730% due 03/25/21 (Þ) 1,790 1,792
Series 2017-1A Class A
2.960% due 10/25/21 (Þ) 810 815
Hilton Grand Vacations Trust
Series 2014-AA Class A
1.770% due 11/25/26 (Þ) 114 114
Series 2017-AA Class A
2.660% due 12/26/28 (Þ) 567 573
Honda Auto Receivables Owner Trust
Series 2017-4 Class A3
2.050% due 11/22/21 1,096 1,097
Hyundai Auto Receivables Trust
Series 2019-B Class A2
1.930% due 07/15/22 1,275 1,278
Mill City Mortgage Trust
Series 2015-2 Class A2
3.000% due 09/25/57 (~)(Ê)(Þ) 473 478
MVW Owner Trust
Series 2019-2A Class A
2.220% due 10/20/38 (Þ) 365 367
Navient Student Loan Trust
Series 2019-FA Class A1
2.180% due 08/15/68 (Þ) 1,504 1,508
Nissan Auto Receivables Owner Trust
Series 2017-C Class A3
2.120% due 04/18/22 834 836
Series 2019-C Class A2A
1.970% due 09/15/22 650 652
Orange Lake Timeshare Trust
Series 2019-A Class A
3.060% due 04/09/38 (Þ) 870 888
Prestige Auto Receivables Trust
Series 2018-1A Class A3
3.290% due 09/15/22 (Þ) 750 754
Santander Drive Auto Receivables Trust
Series 2016-3 Class C
2.460% due 03/15/22 390 390
Sierra Timeshare Receivables Funding
LLC
Series 2019-3A Class A
2.340% due 07/15/38 (Þ) 743 748
SoFi Consumer Loan Program LLC
Series 2017-3 Class A
2.770% due 05/25/26 (Þ) 121 121
SoFi Consumer Loan Program Trust
Series 2017-6 Class A2

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 233
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.820% due 11/25/26 (Þ) 686 689
Series 2018-3 Class A1
3.200% due 08/25/27 (Þ) 81 81
Series 2019-4 Class A
2.450% due 08/25/28 (Þ) 651 654
SoFi Professional Loan Program LLC
Series 2017-A Class A1
2.028% due 03/26/40 (Ê)(Þ) 427 429
South Carolina Student Loan Corp.
Series 2015-A Class A
2.734% due 01/25/36 (Ê) 860 863
Towd Point Mortgage Trust
Series 2015-5 Class A1B
2.750% due 05/25/55 (~)(Ê)(Þ) 406 407
Series 2018-2 Class A1
3.250% due 03/25/58 (~)(Ê)(Þ) 186 191
Series 2019-SJ1 Class A1
3.750% due 11/25/58 (~)(Ê)(Þ) 844 850
Toyota Auto Receivables Owner Trust
Series 2019-D Class A3
1.920% due 01/16/24 1,500 1,511
Wheels SPV LLC
Series 2017-1A Class A2
1.880% due 04/20/26 (Þ) 55 55
44,169
Corporate Bonds and Notes - 40.0%
AbbVie, Inc.
2.600% due 11/21/24 (Þ) 935 956
3.600% due 05/14/25 160 171
AIG Global Funding
1.900% due 10/06/21 (Þ) 490 491
Air Lease Corp.
2.250% due 01/15/23 500 505
Series 513
3.875% due 04/01/21 620 634
Altria Group, Inc.
4.750% due 05/05/21 658 682
4.400% due 02/14/26 330 365
Amazon.com, Inc.
Series WI
2.400% due 02/22/23 398 408
American Airlines Pass-Through Trust
Series 2013-2 Class A
4.950% due 01/15/23 1,109 1,163
American Express Co.
3.375% due 05/17/21 395 403
2.750% due 05/20/22 890 909
2.500% due 08/01/22 3,900 3,969
American Honda Finance Corp.
2.050% due 01/10/23 635 642
2.900% due 02/16/24 1,500 1,562
Series GMTN
1.700% due 09/09/21 815 816
Amgen, Inc.
4.100% due 06/15/21 1,085 1,115
Anthem, Inc.
3.500% due 08/15/24 485 514
Apple, Inc.
2.250% due 02/23/21 3,720 3,742
2.700% due 05/13/22 395 405
Archer-Daniels-Midland Co.
3.375% due 03/15/22 400 413
Ares Capital Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.625% due 01/19/22 395 405
AT&T, Inc.
Series WI
3.800% due 03/15/22 393 409
Athene Global Funding
3.000% due 07/01/22 (Þ) 210 215
Avnet, Inc.
4.875% due 12/01/22 230 245
AXA Equitable Holdings, Inc.
Series WI
3.900% due 04/20/23 305 323
Bank of America Corp.
2.328% due 10/01/21 (Ê) 920 923
2.738% due 01/23/22 (Ê) 1,250 1,260
3.458% due 03/15/25 (Ê) 1,215 1,286
Series GMTN
2.369% due 07/21/21 (Ê) 2,653 2,660
Becton Dickinson and Co.
3.125% due 11/08/21 400 409
Berkshire Hathaway Energy Co.
3.750% due 11/15/23 375 402
Berkshire Hathaway, Inc.
2.750% due 03/15/23 395 409
BGC Partners, Inc.
Series WI
3.750% due 10/01/24 255 261
Boardwalk Pipelines, LP
3.375% due 02/01/23 398 410
Boeing Co. (The)
2.350% due 10/30/21 406 410
BP Capital Markets America, Inc.
3.245% due 05/06/22 395 409
3.216% due 11/28/23 340 357
Bristol-Myers Squibb Co.
2.900% due 07/26/24 (Þ) 170 178
Broadcom, Inc.
3.125% due 04/15/21 (Þ) 345 350
Burlington Northern Santa Fe LLC
3.050% due 09/01/22 395 408
Cantor Fitzgerald, LP
4.875% due 05/01/24 (Þ) 170 184
Caterpillar Financial Services Corp.
2.950% due 02/26/22 620 636
Series WI
1.931% due 10/01/21 890 895
CenterPoint Energy, Inc.
3.600% due 11/01/21 335 345
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series USD
4.500% due 02/01/24 379 412
Series WI
4.464% due 07/23/22 760 803
Chevron Corp.
2.498% due 03/03/22 399 406
Cigna Corp.
4.000% due 02/15/22 (Þ) 380 393
Series WI
3.400% due 09/17/21 1,235 1,267
Cisco Systems, Inc.
2.200% due 02/28/21 2,598 2,613
Citibank NA

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
234 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series BKNT
2.844% due 05/20/22 (Ê) 1,030 1,044
Citigroup, Inc.
2.700% due 03/30/21 2,110 2,135
2.955% due 12/08/21 (Ê) 3,355 3,402
Citizens Bank NA
Series BKNT
3.250% due 02/14/22 620 638
CNH Industrial Capital LLC
4.375% due 04/05/22 387 405
Coca-Cola Co. (The)
3.300% due 09/01/21 505 519
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 324 392
Comcast Corp.
3.450% due 10/01/21 1,595 1,642
3.700% due 04/15/24 505 543
Conagra Brands, Inc.
3.800% due 10/22/21 920 952
Cox Communications, Inc.
3.250% due 12/15/22 (Þ) 340 352
CVS Health Corp.
2.605% due 03/09/21 (Ê) 830 835
2.750% due 12/01/22 400 408
3.700% due 03/09/23 550 577
2.625% due 08/15/24 600 615
Dell International LLC / EMC Corp.
4.000% due 07/15/24 (Þ) 430 459
Delta Air Lines Pass-Through Trust
Series 071A Class A
6.821% due 08/10/22 1,364 1,486
Series AA
3.204% due 04/25/24 985 1,041
Delta Air Lines, Inc.
3.400% due 04/19/21 400 406
Dow Chemical Co. (The)
3.000% due 11/15/22 395 406
DuPont de Nemours, Inc.
4.205% due 11/15/23 376 407
Ecolab, Inc.
4.350% due 12/08/21 364 382
Energy Transfer Operating, LP
4.650% due 06/01/21 390 400
2.900% due 05/15/25 155 157
Enterprise Products Operating LLC
2.850% due 04/15/21 400 404
EQM Midstream Partners, LP
Series 5Y
4.750% due 07/15/23 405 398
Equifax, Inc.
Series 5Y
3.950% due 06/15/23 435 464
ERAC USA Finance LLC
2.600% due 12/01/21 (Þ) 415 420
Exelon Corp.
3.497% due 06/01/22 390 402
Exxon Mobil Corp.
1.902% due 08/16/22 2,405 2,433
2.726% due 03/01/23 398 410
FedEx Corp.
3.400% due 01/14/22 395 407
Ford Motor Credit Co. LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.336% due 03/18/21 404 409
2.710% due 04/05/21 (Ê) 255 255
3.087% due 01/09/23 265 267
4.140% due 02/15/23 890 922
Series FXD
3.813% due 10/12/21 980 1,000
General Electric Co.
4.650% due 10/17/21 390 407
General Mills, Inc.
3.200% due 04/16/21 335 341
General Motors Financial Co., Inc.
3.200% due 07/06/21 1,535 1,559
4.200% due 11/06/21 1,180 1,221
3.450% due 04/10/22 410 421
3.550% due 07/08/22 800 827
GLP Capital, LP / GLP Financing II, Inc.
4.375% due 04/15/21 397 405
Goldman Sachs Group, Inc. (The)
Series DMTN
3.625% due 02/20/24 930 989
HCA, Inc.
4.750% due 05/01/23 380 411
Home Depot, Inc. (The)
2.625% due 06/01/22 395 405
Honeywell International, Inc.
1.850% due 11/01/21 408 410
2.300% due 08/15/24 1,600 1,643
Intel Corp.
1.700% due 05/19/21 390 391
International Business Machines Corp.
2.250% due 02/19/21 430 433
1.971% due 11/06/21 (Ê) 490 494
2.850% due 05/13/22 620 636
Jackson National Life Global Funding
3.300% due 06/11/21 (Þ) 1,005 1,027
3.300% due 02/01/22 (Þ) 795 819
John Deere Capital Corp.
3.125% due 09/10/21 620 634
2.700% due 01/06/23 2,730 2,813
Johnson & Johnson
2.250% due 03/03/22 1,100 1,118
2.050% due 03/01/23 394 400
JPMorgan Chase & Co.
2.682% due 03/01/21 (Ê) 3,556 3,604
4.625% due 05/10/21 385 399
3.207% due 04/01/23 (Ê) 1,235 1,270
Kraft Heinz Foods Co.
4.000% due 06/15/23 383 406
4.875% due 02/15/25 (Þ) 288 296
L3Harris Technologies, Inc.
4.950% due 02/15/21 (Þ) 770 788
Land O'Lakes, Inc.
6.000% due 11/15/22 (Þ) 485 514
Lehman Brothers Holdings Capital Trust
VII
5.857% due 11/29/49 (ƒ)(Ø)(Š) 270 —
Lockheed Martin Corp.
Series AL2
3.350% due 09/15/21 170 175
Lowe's Cos., Inc.
3.120% due 04/15/22 400 411
Main Street Capital Corp.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 235
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.200% due 05/01/24 380 414
Marsh & McLennan Cos., Inc.
4.800% due 07/15/21 386 400
Metropolitan Life Global Funding I
3.375% due 01/11/22 (Þ) 1,030 1,063
Microsoft Corp.
1.550% due 08/08/21 800 801
2.650% due 11/03/22 1,052 1,082
2.000% due 08/08/23 394 400
MidAmerican Energy Co.
3.700% due 09/15/23 387 409
Midwest Connector Capital Co. LLC
3.625% due 04/01/22 (Þ) 397 409
Morgan Stanley
Series 1654
4.100% due 05/22/23 95 101
Series GMTN
2.451% due 02/10/21 (Ê) 935 935
2.279% due 01/20/23 (Ê) 615 616
3.125% due 01/23/23 745 773
3.750% due 02/25/23 290 306
MPLX, LP
Series WI
4.500% due 07/15/23 390 418
Mylan NV
Series WI
3.150% due 06/15/21 640 650
National Oilwell Varco, Inc.
2.600% due 12/01/22 174 177
NBCUniversal Media LLC
2.875% due 01/15/23 384 398
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 1,800 1,899
New York Life Global Funding
1.700% due 09/14/21 (Þ) 1,540 1,543
Nissan Motor Acceptance Corp.
3.150% due 03/15/21 (Þ) 400 405
Norfolk Southern Corp.
3.250% due 12/01/21 495 507
2.903% due 02/15/23 1,235 1,274
Novartis Capital Corp.
2.400% due 05/17/22 3,550 3,616
Occidental Petroleum Corp.
4.850% due 03/15/21 660 680
2.700% due 08/15/22 2,215 2,251
Oracle Corp.
1.900% due 09/15/21 405 407
PACCAR Financial Corp.
3.100% due 05/10/21 3,000 3,051
PacifiCorp
3.600% due 04/01/24 375 401
PECO Energy Co.
1.700% due 09/15/21 409 408
PepsiCo, Inc.
2.250% due 05/02/22 405 412
Pfizer, Inc.
1.950% due 06/03/21 3,800 3,822
2.200% due 12/15/21 401 406
Phillips 66
Series WI
4.300% due 04/01/22 385 405
Plains All American Pipeline, LP
3.850% due 10/15/23 395 414
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Private Export Funding Corp.
1.750% due 11/15/24 1,600 1,615
Procter & Gamble Co. (The)
2.150% due 08/11/22 3,392 3,448
Progress Energy, Inc.
3.150% due 04/01/22 397 406
Protective Life Global Funding
3.104% due 04/15/24 (Þ) 1,010 1,058
Public Storage
2.370% due 09/15/22 392 398
QUALCOMM, Inc.
Series 000A
2.600% due 01/30/23 305 312
Regency Energy Partners, LP / Regency
Energy Finance Corp.
5.875% due 03/01/22 379 403
Reliance Holdings USA, Inc.
5.400% due 02/14/22 (Þ) 380 402
Rockwell Collins, Inc.
2.800% due 03/15/22 399 408
Ryder System, Inc.
2.875% due 06/01/22 865 885
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 500 563
Santander Holdings USA, Inc.
4.450% due 12/03/21 490 511
Smithfield Foods, Inc.
2.650% due 10/03/21 (Þ) 265 264
Southern California Edison Co.
1.845% due 02/01/22 1,098 1,088
Southern Co. (The)
2.350% due 07/01/21 402 405
Spectra Energy Partners, LP
4.750% due 03/15/24 371 407
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
3.360% due 09/20/21 (Þ) 394 397
Sunoco Logistics Partners Operations,
LP
4.650% due 02/15/22 386 405
Synchrony Financial
2.850% due 07/25/22 115 117
Toyota Motor Credit Corp.
2.950% due 04/13/21 2,500 2,543
Series GMTN
1.900% due 04/08/21 397 398
2.700% due 01/11/23 970 1,002
Truist Financial Corp.
3.200% due 09/03/21 620 634
Series GMTN
2.200% due 03/16/23 630 638
Tyson Foods, Inc.
2.250% due 08/23/21 600 605
Unilever Capital Corp.
1.375% due 07/28/21 2,490 2,481
3.000% due 03/07/22 405 416
2.200% due 05/05/22 850 860
Union Pacific Corp.
3.200% due 06/08/21 1,430 1,458
United Parcel Service, Inc.
2.350% due 05/16/22 400 407

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
236 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Technologies Corp.
3.350% due 08/16/21 1,230 1,260
3.650% due 08/16/23 720 766
UnitedHealth Group, Inc.
3.150% due 06/15/21 395 403
US Bancorp
Series BKNT
2.850% due 01/23/23 2,600 2,692
Verizon Communications, Inc.
3.125% due 03/16/22 395 407
Series WI
4.016% due 12/03/29 603 686
Viacom, Inc.
2.500% due 02/15/23 290 296
Visa, Inc.
2.150% due 09/15/22 403 410
Volkswagen Group of America Finance
LLC
4.000% due 11/12/21 (Þ) 384 398
2.700% due 09/26/22 (Þ) 135 137
Wabtec Corp.
3.194% due 09/15/21 (Ê) 855 855
Walgreens Boots Alliance, Inc.
3.800% due 11/18/24 115 122
Walmart, Inc.
3.125% due 06/23/21 3,420 3,496
3.400% due 06/26/23 373 395
Walt Disney Co. (The)
2.350% due 12/01/22 399 407
1.750% due 08/30/24 1,400 1,405
Series WI
3.000% due 09/15/22 394 407
4.000% due 10/01/23 690 747
Wells Fargo & Co.
3.500% due 03/08/22 1,415 1,465
Wells Fargo Bank NA
Series BKNT
3.550% due 08/14/23 3,765 3,983
Xcel Energy, Inc.
Class A
2.600% due 03/15/22 300 305
Zions Bancorp NA
Series BKNT
3.350% due 03/04/22 870 894
171,132
International Debt - 12.7%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
Series WI
5.000% due 10/01/21 50 52
Alibaba Group Holding, Ltd.
Series WI
3.125% due 11/28/21 394 402
Alimentation Couche-Tard, Inc.
2.700% due 07/26/22 (Þ) 400 407
America Movil SAB de CV
3.125% due 07/16/22 340 351
Anheuser-Busch InBev Finance, Inc.
2.625% due 01/17/23 382 393
Anheuser-Busch InBev Worldwide, Inc.
4.150% due 01/23/25 345 381
Apidos CLO XXI
Series 2018-21A Class A1R
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.531% due 07/18/27 (Ê)(Þ) 300 300
Axis Bank, Ltd.
2.875% due 06/01/21 (Þ) 445 446
Bancolombia SA
5.950% due 06/03/21 380 399
Bank of Montreal
Series D
3.100% due 04/13/21 1,025 1,043
Bank of Nova Scotia (The)
2.700% due 03/07/22 950 973
1.950% due 02/01/23 625 629
3.400% due 02/11/24 377 399
Barings BDC Static CLO, Ltd.
Series 2019-1A Class A1
2.851% due 04/15/27 (Ê)(Þ) 347 348
BAT Capital Corp.
3.215% due 09/06/26 260 268
Bayer US Finance II LLC
3.500% due 06/25/21 (Þ) 165 169
3.875% due 12/15/23 (Þ) 383 409
Bayer US Finance LLC
3.000% due 10/08/21 (Þ) 402 410
BBVA Bancomer SA
6.750% due 09/30/22 (Þ) 363 398
BMW US Capital LLC
2.000% due 04/11/21 (Þ) 1,225 1,229
3.100% due 04/12/21 (Þ) 399 406
1.850% due 09/15/21 (Þ) 1,300 1,303
BNP Paribas SA
Series REGS
3.500% due 03/01/23 1,800 1,882
BP Capital Markets PLC
3.062% due 03/17/22 395 407
Brookfield Finance, Inc.
4.000% due 04/01/24 385 415
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 394 412
Canadian Oil Sands, Ltd.
4.500% due 04/01/22 (Þ) 500 516
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-2A Class A1R
2.574% due 04/27/27 (Ê)(Þ) 631 632
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 386 409
Cencosud SA
4.875% due 01/20/23 (Þ) 390 414
Chesapeake Funding II LLC
Series 2017-4A Class A1
2.120% due 11/15/29 (Þ) 2,045 2,049
Series 2019-1A Class A1
2.940% due 04/15/31 (Þ) 813 827
CNH Industrial NV
4.500% due 08/15/23 369 397
Coca-Cola European Partners PLC
3.250% due 08/19/21 396 401
Commerzbank AG
8.125% due 09/19/23 (Þ) 346 407
Credit Agricole SA
2.375% due 07/01/21 (Þ) 397 400
Daimler Finance NA LLC
3.350% due 05/04/21 (Þ) 400 407

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 237
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.400% due 02/22/22 (Þ) 615 633
Series REGS
3.400% due 02/22/22 1,600 1,647
Danske Bank A/S
5.000% due 01/12/22 (Þ) 380 400
Deutsche Telekom International Finance
BV
2.820% due 01/19/22 (Þ) 1,640 1,672
Enbridge, Inc.
2.900% due 07/15/22 397 406
Enel Finance International NV
2.875% due 05/25/22 (Þ) 399 407
Gazprom PJSC Via Gaz Capital SA
6.510% due 03/07/22 (Þ) 370 401
GlaxoSmithKline Capital PLC
2.875% due 06/01/22 390 400
Gruposura Finance
5.700% due 05/18/21 (Þ) 415 432
ING Bank NV
2.750% due 03/22/21 (Þ) 393 398
Intesa Sanpaolo SpA
3.125% due 07/14/22 (Þ) 399 407
JFIN CLO, Ltd.
Series 2017-2A Class A1AR
3.762% due 07/20/26 (Ê)(Þ) 123 123
Lloyds Bank PLC
2.250% due 08/14/22 1,625 1,644
Lloyds Banking Group PLC
3.000% due 01/11/22 360 367
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 382 404
Mitsubishi UFJ Financial Group, Inc.
3.218% due 03/07/22 386 397
Mondelez International Holdings
Netherlands BV
2.000% due 10/28/21 (Þ) 409 411
Nomura Holdings, Inc.
2.648% due 01/16/25 200 203
Ocean Trails CLO IV
Series 2017-4A Class AR
3.435% due 08/13/25 (Ê)(Þ) 258 258
Petroleos Mexicanos
Series WI
5.375% due 03/13/22 420 445
6.875% due 08/04/26 240 271
PPL WEM Holdings PLC
5.375% due 05/01/21 (Þ) 397 409
Province of Ontario
2.200% due 10/03/22 2,500 2,548
PTT Global Chemical PCL
4.250% due 09/19/22 (Þ) 379 396
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/22 (Þ) 1,765 1,789
Royal Bank of Canada
Series GMTN
3.200% due 04/30/21 398 406
2.750% due 02/01/22 800 818
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 377 397
Sanofi
4.000% due 03/29/21 1,024 1,052
Santander UK Group Holdings PLC
2.875% due 08/05/21 400 405
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Santander UK PLC
2.100% due 01/13/23 895 902
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 280 288
Shell International Finance BV
2.375% due 08/21/22 401 408
3.400% due 08/12/23 1,600 1,696
Shinhan Bank Co., Ltd
2.875% due 03/28/22 (Þ) 391 398
Siemens Financieringsmaatschappij NV
2.700% due 03/16/22 (Þ) 399 407
Societe Generale SA
2.625% due 01/22/25 (Þ) 265 268
Svenska Handelsbanken AB
Series BKNT
2.450% due 03/30/21 800 808
3.111% due 03/30/21 (Ê) 2,690 2,725
Swedbank AB
2.650% due 03/10/21 (Þ) 405 408
Syngenta Finance NV
3.125% due 03/28/22 418 423
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 440 478
Toronto-Dominion Bank (The)
1.800% due 07/13/21 405 407
Total Capital Canada, Ltd.
2.750% due 07/15/23 378 391
Total Capital International SA
2.875% due 02/17/22 1,731 1,776
Transocean Sentry, Ltd.
5.375% due 05/15/23 (Þ) 505 506
UniCredit SpA
6.572% due 01/14/22 (Þ) 371 399
Westpac Banking Corp.
2.000% due 01/13/23 395 399
54,123
Loan Agreements - 0.2%
SS&C Technologies Holdings, Inc. 1st
Lien Term Loan B5
3.895% due 04/16/25 (Ê) 425 424
Sungard AS New Holdings III LLC Term
Loan
5.945% due 02/03/22 (Ê) 74 65
Sungard Availability Services Capital,
Inc. Term Loan
5.891% due 11/03/22 (Ê) 234 128
617
Mortgage-Backed Securities - 12.5%
Avenue of Americas Mortgage Trust
Series 2015-1177 Class C
3.010% due 12/13/29 (~)(Ê)(Þ) 310 313
Banc of America Commercial Mortgage
Trust
Series 2016-UB10 Class A1
1.559% due 07/15/49 214 213
Bear Stearns Commercial Mortgage
Securities Trust
Series 2005-PW10 Class AJ
5.777% due 12/11/40 (~)(Ê) 593 600
BFLD Trust
Series 2019-DPLO Class A
3.190% due 10/15/34 (Ê)(Þ) 355 355
BX Commercial Mortgage Trust

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
238 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-XL Class A
2.920% due 10/15/36 (Ê)(Þ) 375 376
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class A
3.570% due 12/15/37 (Ê)(Þ) 385 386
CG-CCRE Commercial Mortgage Trust
Series 2014-FL2 Class A
3.104% due 11/15/31 (Ê)(Þ) 505 504
Citigroup Commercial Mortgage Trust
Series 2016-C1 Class A1
1.506% due 05/10/49 552 550
Series 2017-C4 Class A1
2.121% due 10/12/50 335 335
Series 2017-P8 Class A1
2.065% due 09/15/50 705 706
Commercial Mortgage Trust
Series 2012-CR3 Class ASB
2.372% due 10/15/45 108 109
Series 2013-LC6 Class A2
3.282% due 01/10/46 475 491
Series 2020-CBM Class A2
2.896% due 11/13/39 (Þ) 310 319
CORE Mortgage Trust
Series 2019-CORE Class A
3.380% due 12/15/31 (Ê)(Þ) 500 500
Credit Suisse Commercial Mortgage
Trust
Series 2007-C2 Class B
5.632% due 01/15/49 (~)(Ê)(Þ) 750 756
CSAIL Commercial Mortgage Trust
Series 2015-C3 Class A2
3.033% due 08/15/48 855 857
Series 2015-C3 Class A3
3.447% due 08/15/48 110 117
DBCCRE Mortgage Trust
Series 2014-ARCP Class A
4.238% due 01/10/34 (Þ) 365 390
Deutsche Bank Commercial Mortgage
Trust
Series 2016-C1 Class A1
1.676% due 05/10/49 97 97
Fannie Mae
4.381% due 2021 499 513
4.500% due 2021 4 4
2.301% due 2022 32 32
2.570% due 2022 412 417
7.000% due 2022 2 2
2.000% due 2023 772 775
2.500% due 2025 1,141 1,162
3.130% due 2025 335 354
4.500% due 2025 106 110
2.000% due 2028 2,033 2,051
4.790% due 2028 262 262
3.500% due 2030 705 739
5.000% due 2031 896 962
3.312% due 2033(Ê) 10 11
3.500% due 2033 2,700 2,818
3.500% due 2034 528 550
4.500% due 2049 2,683 2,834
Fannie Mae Aces
Series 2011-M3 Class A2
3.643% due 07/25/21 3,037 3,084
Series 2013-M7 Class A2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.280% due 12/27/22 1,430 1,452
Fannie Mae Grantor Trust
Series 2001-T4 Class A1
7.500% due 07/25/41 321 378
Fannie Mae REMICS
Series 2004-70 Class EB
5.000% due 10/25/24 22 23
Series 2007-73 Class A1
1.388% due 07/25/37 (Ê) 19 19
Series 2009-96 Class DB
4.000% due 11/25/29 65 68
Series 2012-30 Class BA
2.000% due 06/25/41 641 643
Series 2012-111 Class UC
1.350% due 10/25/27 1,473 1,458
Series 2013-21 Class BA
1.000% due 03/25/23 526 521
Series 2013-36 Class AG
3.000% due 12/25/36 342 350
Series 2013-55 Class MA
3.000% due 12/25/32 621 641
Fannie Mae-Aces
Series 2019-M18 Class ASQ1
2.008% due 09/25/24 827 834
Freddie Mac
5.500% due 2022 40 41
4.500% due 2026 627 659
3.000% due 2028 1,425 1,472
5.500% due 2029 55 60
3.500% due 2030 707 741
3.000% due 2033 776 800
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2012-K023 Class X1
Interest Only STRIP
1.269% due 08/25/22 (~)(Ê) 2,933 79
Series 2013-K032 Class X1
Interest Only STRIP
0.220% due 05/25/23 (~)(Ê) 46,786 171
Series 2016-KF15 Class A
1.902% due 02/25/23 (Ê) 432 431
Series 2017-K725 Class XAM
Interest Only STRIP
0.576% due 02/25/24 (~)(Ê) 21,989 519
Series 2019-KLU1 Class A2
2.510% due 12/25/25 430 443
Freddie Mac Reference REMICS
Series 2006-R006 Class ZA
6.000% due 04/15/36 731 854
Freddie Mac REMICS
Series 2003-2559 Class PB
5.500% due 08/15/30 — —
Series 2010-3704 Class DC
4.000% due 11/15/36 128 131
Series 2011-3803 Class PG
4.000% due 01/15/41 190 197
Series 2012-4083 Class DC
1.500% due 07/15/27 618 613
Series 2013-4182 Class UC
1.500% due 09/15/27 493 489
Series 2014-4315 Class CA
2.000% due 01/15/23 408 408
Series 2014-4323 Class WJ

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 239
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 04/15/28 600 604
Series 2014-4399 Class A
2.500% due 07/15/24 5 5
Freddie Mac Structured Pass-Through
Certificates
Series 2003-58 Class 2A
6.500% due 09/25/43 19 22
FREMF Mortgage Trust
Series 2010-K8 Class B
5.279% due 09/25/43 (~)(Ê)(Þ) 500 504
FRESB Multifamily Mortgage Pass-
Through Certificates
Series 2015-SB7 Class A5
2.370% due 09/25/35 (~)(Ê) 228 228
Galton Funding Mortgage Trust
Series 2018-1 Class A43
3.500% due 11/25/57 (~)(Ê)(Þ) 390 392
GE Commercial Mortgage Corp. Trust
Series 2007-C1 Class AM
5.606% due 12/10/49 (~)(Ê) 290 247
Ginnie Mae II
2.375% due 2040(Ê) 258 267
3.125% due 2040(Ê) 11 12
4.650% due 2060(~)(Ê) 6 7
4.594% due 2061(~)(Ê) 2 2
4.638% due 2061(~)(Ê) 15 15
4.481% due 2062(~)(Ê) 54 54
4.816% due 2062 30 30
4.856% due 2062 20 21
4.846% due 2064(~)(Ê) 10 11
5.170% due 2066(~)(Ê) 10 10
4.685% due 2067(~)(Ê) 82 84
4.686% due 2067(~)(Ê) 148 150
Ginnie Mae REMICS
Series 2009-88 Class QA
4.500% due 10/16/39 196 206
Series 2010-14 Class A
4.500% due 06/16/39 65 69
Series 2010-H22 Class JI
Interest Only STRIP
2.508% due 11/20/60 (~)(Ê) 64 3
Series 2010-H28 Class JA
3.750% due 12/20/60 2 2
Series 2011-H22 Class A
3.000% due 12/20/61 34 34
Series 2012-H11 Class CI
Interest Only STRIP
2.887% due 04/20/62 (~)(Ê) 141 8
Series 2013-H03 Class HI
Interest Only STRIP
2.613% due 12/20/62 (~)(Ê) 1,321 57
Series 2014-21 Class DA
2.000% due 04/16/26 835 838
Series 2014-137 Class JD
5.459% due 09/20/44 (~)(Ê) 547 626
Series 2017-H13 Class FJ
1.433% due 05/20/67 (Ê) 38 38
Series 2017-H16 Class PT
4.741% due 05/20/66 (~)(Ê) 167 169
GS Mortgage Securities Trust
Series 2012-GC6 Class A3
3.482% due 01/10/45 244 249
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JPMBB Commercial Mortgage Securities
Trust
Series 2014-C24 Class A2
2.940% due 11/15/47 259 259
Series 2015-C33 Class A1
1.898% due 12/15/48 32 32
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2012-C6 Class A3
3.507% due 05/15/45 831 858
Series 2018-PHH Class A
3.383% due 06/15/35 (Ê)(Þ) 97 97
Series 2019-MFP Class A
3.340% due 07/15/36 (Ê)(Þ) 940 940
JPMorgan Mortgage Trust
Series 2004-A2 Class 1A1
3.567% due 05/25/34 (~)(Ê) 40 41
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C5 Class A4
3.176% due 08/15/45 2,865 2,945
Series 2013-C13 Class A2
2.936% due 11/15/46 17 17
Morgan Stanley Capital I Trust
Series 2011-C1 Class C
5.554% due 09/15/47 (~)(Ê)(Þ) 375 384
Morgan Stanley Capital I, Inc.
Series 2012-C4 Class A4
3.244% due 03/15/45 635 648
MortgageIT Trust
Series 2005-1 Class 1A1
1.969% due 02/25/35 (Ê) 222 221
Velocity Commercial Capital Loan Trust
Series 2016-2 Class AFL
2.335% due 10/25/46 (Ê) 68 68
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 Class B
4.142% due 10/15/45 260 272
Series 2015-NXS3 Class A2
2.848% due 09/15/57 315 316
Series 2016-C34 Class A1
1.423% due 06/15/49 199 198
Series 2017-C41 Class A1
2.279% due 11/15/50 1,071 1,076
Series 2018-C43 Class A1
2.890% due 03/15/51 686 695
WFRBS Commercial Mortgage Trust
Series 2013-UBS1 Class A2
2.927% due 03/15/46 12 12
WinWater Mortgage Loan Trust
Series 2015-5 Class A5
3.500% due 08/20/45 (~)(Ê)(Þ) 324 327
53,519
United States Government Treasuries - 10.6%
United States Treasury Notes
2.625% due 05/15/21 7,850 7,967
2.125% due 05/31/21 4,980 5,025
1.500% due 09/30/21 4,475 4,484
1.625% due 12/31/21 1,580 1,588
2.125% due 05/15/22 3,325 3,384
1.375% due 10/15/22 3,700 3,706
1.625% due 12/15/22 11,290 11,390
1.500% due 01/15/23 1,880 1,891

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
240 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.500% due 09/30/24 1,777 1,791
1.500% due 11/30/24 430 434
1.750% due 12/31/24 1,700 1,734
1.375% due 01/31/25 1,695 1,699
45,093
Total Long-Term Investments
(cost $363,688) 368,653
Common Stocks - 0.0%
Technology - 0.0%
Sungard Availability Services, LP(Æ)(Š) 3,285
59
Total Common Stocks
(cost $82) 59
Short-Term Investments - 12.9%
Actavis Funding SCS
3.000% due 03/12/20 835 835
American Express Co.
2.200% due 10/30/20 255 256
American Express Credit Corp.
Series F
2.600% due 09/14/20 1,650 1,657
American International Group, Inc.
6.400% due 12/15/20 385 400
AT&T, Inc.
2.450% due 06/30/20 1,600 1,602
Barclays Bank PLC
2.308% due 01/11/21 (Ê) 1,985 1,989
BAT Capital Corp.
Series WI
2.499% due 08/14/20 (Ê) 520 521
Becton Dickinson and Co.
2.404% due 06/05/20 995 996
Broadcom Corp. / Broadcom Cayman
Finance, Ltd.
Series WI
2.200% due 01/15/21 630 632
Capital One Financial Corp.
2.500% due 05/12/20 845 846
Caterpillar, Inc.
Series GMTN
1.850% due 09/04/20 2,650 2,654
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
3.579% due 07/23/20 265 267
Chevron Corp.
2.419% due 11/17/20 700 703
Cigna Corp.
Series WI
3.200% due 09/17/20 335 338
Colgate-Palmolive Co.
2.950% due 11/01/20 660 666
Constellation Brands, Inc.
2.250% due 11/06/20 635 637
Credit Agricole SA
2.861% due 06/10/20 (Ê)(Þ) 1,530 1,535
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Daimler Finance NA LLC
2.200% due 05/05/20 (Þ) 635 636
Danske Bank A/S
Series REGS
2.200% due 03/02/20 300 300
DuPont de Nemours, Inc.
3.766% due 11/15/20 825 837
Eni Finance USA, Inc.
1.950% due 03/12/20 (Þ) 1,500 1,497
Exelon Corp.
2.850% due 06/15/20 400 401
Fannie Mae
4.500% due 08/01/20 — —
4.500% due 10/01/20 — —
4.500% due 12/01/20 35 36
Federal Home Loan Bank Discount
Notes
1.408% due 02/03/20 1,600 1,600
Ford Motor Credit Co. LLC
2.459% due 03/27/20 770 770
Freddie Mac Mortgage Trust
Series 2010-K7 Class B
5.687% due 04/25/20 (~)(Ê)(Þ) 225 226
GE Capital International Funding Co.
Unlimited Co.
Series WI
2.342% due 11/15/20 2,670 2,679
Goldman Sachs Group, Inc. (The)
2.600% due 12/27/20 1,255 1,259
Hewlett Packard Enterprise Co.
Series WI
3.600% due 10/15/20 440 445
IBM Credit LLC
1.800% due 01/20/21 2,950 2,954
Johnson & Johnson
1.950% due 11/10/20 1,485 1,489
KfW
Series GMTN
2.750% due 10/01/20 1,150 1,158
Manufacturers and Traders Trust Co.
Series BKNT
2.625% due 01/25/21 625 630
Morgan Stanley
2.800% due 06/16/20 860 863
NCUA Guaranteed Notes Trust
Series 2010-R1 Class 1A
2.679% due 10/07/20 (Ê) 1,136 1,138
Series 2010-R3 Class 3A
2.400% due 12/08/20 39 39
Reynolds American, Inc.
Class B
6.875% due 05/01/20 695 703
Ryder System, Inc.
2.500% due 05/11/20 580 581
Sempra Energy
2.400% due 02/01/20 669 669
Sysco Corp.
2.600% due 10/01/20 570 573

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 241
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Capital SA
4.450% due 06/24/20 1,165 1,176
U.S. Cash Management Fund(@) 12,065,349(∞) 12,071
UBS AG
2.450% due 12/01/20 (Þ) 880 884
Verizon Communications, Inc.
2.449% due 05/22/20 (Ê) 595 596
VMware, Inc.
2.300% due 08/21/20 935 937
Wells Fargo & Co.
2.550% due 12/07/20 1,550 1,560
Total Short-Term Investments
(cost $55,119) 55,241
Total Investments 99.2%
(identified cost $418,889) 423,953
Other Assets and Liabilities,
Net - 0.8%
3,375
Net Assets - 100.0%
427,328

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
242 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
17.8%
AbbVie, Inc. 11/12/19 935,000 99.91 934
956
AIG Global Funding 09/29/16 490,000 99.94 490
491
ALG Student Loan Trust I 03/16/18 208,000 99.75 207
208
Alimentation Couche-Tard, Inc. 06/26/19 400,000 100.10 400
407
Apidos CLO XXI 05/24/19 300,000 100.02 300
300
Ascentium Equipment Receivables LLC 10/17/19 840,000 100.00 840
845
Athene Global Funding 06/12/19 210,000 100.71 212
215
Avenue of Americas Mortgage Trust 09/28/18 310,000 0.97 301
313
Avis Budget Rental Car Funding  LLC 06/28/19 660,000 100.30 662
663
Avis Budget Rental Car Funding LLC 02/04/19 1,680,000 99.99 1,680
1,732
Axis Bank, Ltd. 06/26/19 445,000 99.80 444
446
Bank of the West Auto Trust 10/31/18 1,435,000 99.99 1,435
1,451
Bank of the West Auto Trust 06/17/19 1,320,941 99.99 1,321
1,325
Bank of The West Auto Trust 05/07/19 745,014 99.47 741
747
Barings BDC Static CLO, Ltd. 04/29/19 347,385 100.00 347
348
Bayer US Finance II LLC 07/24/18 165,000 100.13 165
169
Bayer US Finance II LLC 10/01/19 383,000 104.31 399
409
Bayer US Finance LLC 06/25/19 402,000 100.52 404
410
BBVA Bancomer SA 12/03/19 363,000 107.71 391
398
BFLD Trust 10/02/19 355,000 99.72 354
355
BMW US Capital LLC 03/14/19 1,225,000 98.97 1,212
1,229
BMW US Capital LLC 08/06/19 1,300,000 99.49 1,293
1,303
BMW US Capital LLC 10/01/19 399,000 101.26 404
406
Bristol-Myers Squibb Co. 05/07/19 170,000 99.66 169
178
Broadcom, Inc. 03/29/19 345,000 99.93 345
350
BX Commercial Mortgage Trust 10/09/19 375,000 100.00 375
376
CAMB Commercial Mortgage Trust 01/25/19 385,000 100.00 385
386
Canadian Oil Sands, Ltd. 04/25/16 500,000 99.68 498
516
Cantor Fitzgerald, LP 04/24/19 170,000 99.75 170
184
Carlyle Global Market Strategies CLO, Ltd. 06/07/19 631,353 99.83 630
632
Cencosud SA 06/24/19 390,000 103.85 405
414
CG-CCRE Commercial Mortgage Trust 06/09/17 504,850 100.06 505
504
Chesapeake Funding II LLC 03/20/19 812,748 99.99 813
827
Chesapeake Funding II LLC 06/10/19 2,044,607 99.60 2,037
2,049
Cigna Corp. 12/04/19 380,000 103.04 392
393
Commercial Mortgage Trust 01/30/20 310,000 103.00 319
319
Commerzbank AG 06/25/19 346,000 113.79 394
407
CORE Mortgage Trust 03/01/19 500,000 100.00 500
500
Cox Communications, Inc. 09/10/18 340,000 98.17 334
352
Credit Agricole SA 12/14/16 1,530,000 100.08 1,531
1,535
Credit Agricole SA 01/03/20 397,000 100.74 400
400
Credit Suisse Commercial Mortgage Trust 03/27/19 750,000 100.73 755
756
Daimler Finance NA LLC 05/02/17 635,000 99.99 635
636
Daimler Finance NA LLC 02/19/19 615,000 99.90 614
633
Daimler Finance NA LLC 06/24/19 400,000 101.01 404
407
Danske Bank A/S 06/27/19 380,000 103.57 394
400
DBCCRE Mortgage Trust 03/07/19 365,000 103.41 377
390
Dell International LLC / EMC Corp. 04/08/19 430,000 100.17 431
459
Deutsche Telekom International Finance BV 06/12/19 1,640,000 100.61 1,649
1,672
DRB Prime Student Loan Trust 06/10/19 569,400 101.49 578
577
Earnest Student Loan Program LLC 02/22/17 514,799 101.44 522
516
Earnest Student Loan Program LLC 06/22/18 317,138 98.51 312
319
Enel Finance International NV 06/25/19 399,000 100.59 401
407
Eni Finance USA, Inc. 01/06/20 1,500,000 99.78 1,497
1,497
ERAC USA Finance LLC 05/31/17 415,000 100.10 415
420
Exeter Automobile Receivables Trust 01/22/19 284,267 100.00 284
285
Exeter Automobile Receivables Trust 10/08/19 100,168 100.00 100
100
Finance of America Structured Trust 01/22/19 200,000 97.97 196
207
Foursight Capital Automobile Receivables Trust 03/13/18 800,000 99.98 800
816
Foursight Capital Automobile Receivables Trust 09/26/18 323,200 99.68 322
323
Freddie Mac Mortgage Trust 04/13/18 225,000 100.44 226
226
FREMF Mortgage Trust 05/28/19 500,000 102.10 511
504
Galton Funding Mortgage Trust 01/25/18 389,723 100.88 393
392
Gazprom PJSC Via Gaz Capital SA 11/05/19 370,000 107.88 399
401
Gruposura Finance 06/26/19 415,000 103.45 429
432
Hertz Fleet Lease Funding, LP 04/18/17 1,965,000 99.98 1,965
1,971
Hertz Fleet Lease Funding, LP 03/16/18 1,506,972 99.50 1,499
1,511

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 243
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Hertz Fleet Lease Funding, LP 04/25/18 485,000 99.98 485
493
Hertz Vehicle Financing II LP 01/29/19 765,000 99.99 765
793
Hertz Vehicle Financing LLC 01/09/19 1,790,000 99.84 1,787
1,792
Hertz Vehicle Financing LLC 02/05/19 810,000 99.53 806
815
Hilton Grand Vacations Trust 02/22/17 567,201 99.99 567
573
Hilton Grand Vacations Trust 05/29/19 114,253 99.09 113
114
ING Bank NV 01/03/20 393,000 101.09 397
398
Intesa Sanpaolo SpA 08/28/19 399,000 100.42 401
407
Jackson National Life Global Funding 06/06/18 1,005,000 99.92 1,004
1,027
Jackson National Life Global Funding 01/29/19 795,000 99.94 795
819
JFIN CLO, Ltd. 06/04/19 123,143 100.04 123
123
JPMorgan Chase Commercial Mortgage Securities Trust 06/14/19 96,909 100.03 97
97
JPMorgan Chase Commercial Mortgage Securities Trust 06/27/19 940,000 100.00 940
940
Kraft Heinz Foods Co. 09/17/18 288,000 101.22 292
296
L3Harris Technologies, Inc. 07/09/19 770,000 102.08 786
788
Land O'Lakes, Inc. 09/21/17 485,000 106.34 516
514
Lukoil International Finance BV 10/02/19 382,000 105.11 402
404
Metropolitan Life Global Funding I 01/08/19 1,030,000 99.99 1,030
1,063
Midwest Connector Capital Co. LLC 10/02/19 397,000 102.53 407
409
Mill City Mortgage Trust 03/21/19 472,705 99.60 471
478
Mondelez International Holdings Netherlands BV 07/29/19 409,000 99.26 406
411
Morgan Stanley Capital I Trust 09/11/19 375,000 103.51 388
384
MVW Owner Trust 10/01/19 364,973 99.98 365
367
Navient Student Loan Trust 10/17/19 1,503,798 99.99 1,504
1,508
Nestle Holdings, Inc. 01/14/20 1,800,000 104.75 1,885
1,899
New York Life Global Funding 09/07/16 1,540,000 99.94 1,539
1,543
Nissan Motor Acceptance Corp. 07/26/19 400,000 100.51 402
405
Ocean Trails CLO IV 06/04/19 257,609 100.06 258
258
Orange Lake Timeshare Trust 05/21/19 870,038 100.47 874
888
PPL WEM Holdings PLC 07/29/19 397,000 102.50 407
409
Prestige Auto Receivables Trust 09/12/19 750,000 100.66 755
754
Protective Life Global Funding 04/08/19 1,010,000 100.00 1,010
1,058
PTT Global Chemical PCL 01/03/20 379,000 104.11 395
396
Reckitt Benckiser Treasury Services PLC 06/22/17 1,765,000 99.95 1,764
1,789
Reliance Holdings USA, Inc. 06/24/19 380,000 104.94 399
402
SABIC Capital II BV 12/03/19 377,000 105.03 396
397
Saudi Arabian Oil Co. 04/09/19 280,000 99.27 278
288
Shinhan Bank Co., Ltd 12/03/19 391,000 101.45 397
398
Siemens Financieringsmaatschappij NV 06/25/19 399,000 101.00 403
407
Sierra Timeshare Receivables Funding LLC 10/17/19 742,668 100.00 743
748
Smithfield Foods, Inc. 01/09/20 265,000 99.77 264
264
Societe Generale SA 01/16/20 265,000 99.80 264
268
SoFi Consumer Loan Program LLC 06/21/18 120,662 99.31 120
121
SoFi Consumer Loan Program Trust 07/31/18 80,856 100.00 81
81
SoFi Consumer Loan Program Trust 09/17/19 650,862 99.99 651
654
SoFi Consumer Loan Program Trust 01/28/20 685,776 100.45 689
689
SoFi Professional Loan Program LLC 02/02/17 427,408 100.10 428
429
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 01/16/19 393,750 99.52 392
397
Swedbank AB 10/01/19 405,000 100.42 407
408
Towd Point Mortgage Trust 02/19/19 843,814 100.27 846
850
Towd Point Mortgage Trust 07/01/19 186,287 101.42 189
191
Towd Point Mortgage Trust 08/05/19 406,253 100.12 407
407
Transocean Sentry, Ltd. 08/16/19 505,000 98.92 500
506
UBS AG 11/27/17 880,000 99.97 880
884
UniCredit SpA 10/01/19 371,000 106.38 395
399
Volkswagen Group of America Finance LLC 09/19/19 135,000 99.97 135
137
Volkswagen Group of America Finance LLC 01/02/20 384,000 103.21 396
398
Wheels SPV LLC 07/17/17 54,682 100.00 55
55
WinWater Mortgage Loan Trust 01/24/20 323,953 100.86 327
327
76,222
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
244 Short Duration Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
ALG Student Loan Trust I USD 3 Month LIBOR 0.150
Apidos CLO XXI USD 3 Month LIBOR 0.930
Bank of America Corp. USD 3 Month LIBOR 0.370
Bank of America Corp. USD 3 Month LIBOR 0.970
Bank of America Corp. USD 3 Month LIBOR 0.660
Bank of America Corp. USD 3 Month LIBOR 0.630
Barclays Bank PLC USD 3 Month LIBOR 0.460
Barings BDC Static CLO, Ltd. USD 3 Month LIBOR 1.020
BAT Capital Corp. USD 3 Month LIBOR 0.590
BFLD Trust USD 1 Month LIBOR 1.090
BX Commercial Mortgage Trust USD 1 Month LIBOR 0.920
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 1.070
Carlyle Global Market Strategies CLO, Ltd. USD 3 Month LIBOR 0.780
CG-CCRE Commercial Mortgage Trust USD 1 Month LIBOR 1.854
Citibank NA USD 3 Month LIBOR 0.596
Citigroup, Inc. USD 3 Month LIBOR 1.070
CORE Mortgage Trust USD 1 Month LIBOR 0.880
Credit Agricole SA USD 3 Month LIBOR 0.970
CVS Health Corp. USD 3 Month LIBOR 0.720
Earnest Student Loan Program LLC USD 1 Month LIBOR 1.400
Fannie Mae USD 12 Month LIBOR 1.605
Fannie Mae REMICS USD 1 Month LIBOR 0.060
Ford Motor Credit Co. LLC USD 3 Month LIBOR 0.810
Freddie Mac Multifamily Structured Pass-Through Certificates USD 1 Month LIBOR 0.670
Ginnie Mae II
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 1 Year 1.500
Ginnie Mae II
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 1 Year 1.500
Ginnie Mae REMICS USD 1 Month LIBOR 0.200
International Business Machines Corp. USD 3 Month LIBOR 0.580
JFIN CLO, Ltd. USD 3 Month LIBOR 1.170
JPMorgan Chase & Co. USD 3 Month LIBOR 0.695
JPMorgan Chase & Co. USD 3 Month LIBOR 1.480
JPMorgan Chase Commercial Mortgage Securities Trust USD 1 Month LIBOR 0.910
JPMorgan Chase Commercial Mortgage Securities Trust USD 1 Month LIBOR 0.960
Morgan Stanley Secured Overnight Financing Rate 0.700
Morgan Stanley USD 3 Month LIBOR 0.550
MortgageIT Trust USD 1 Month LIBOR 0.640
NCUA Guaranteed Notes Trust USD 1 Month LIBOR 0.450
Ocean Trails CLO IV USD 3 Month LIBOR 0.900
SoFi Professional Loan Program LLC USD 1 Month LIBOR 0.700
South Carolina Student Loan Corp. USD 1 Month LIBOR 1.500
SS&C Technologies Holdings, Inc. 1st Lien Term Loan B5 USD 1 Month LIBOR 1.750
Sungard AS New Holdings III LLC Term Loan USD 3 Month LIBOR 2.500
Sungard Availability Services Capital, Inc. Term Loan USD 3 Month LIBOR 2.500
Svenska Handelsbanken AB USD 3 Month LIBOR 1.150
Velocity Commercial Capital Loan Trust USD 1 Month LIBOR 1.800
Verizon Communications, Inc. USD 3 Month LIBOR 0.550
Wabtec Corp. USD 3 Month LIBOR 1.300
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 245
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Canadian 10 Year Government Bond Futures 131 CAD 18,624 03/20
218
United States 2 Year Treasury Note Futures 459 USD 99,309 03/20
349
United States 5 Year Treasury Note Futures 59 USD 7,099 03/20
81
United States 10 Year Treasury Note Futures 131 USD 17,247 03/20
274
Short Positions
Euro-Bund Futures 62 EUR 10,852 03/20
(172)
Long Gilt Futures 69 GBP 9,311 03/20
(212)
United States 2 Year Treasury Note Futures 24 USD 5,193 03/20
(19)
United States 5 Year Treasury Note Futures 150 USD 18,048 03/20
(193)
United States 10 Year Treasury Note Futures 14 USD 1,843 03/20
(29)
United States 10 Year Ultra Treasury Note Futures 6 USD 874 03/20
(19)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
278
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 4,334 CAD 5,700 03/18/20 (27)
Bank of America USD 4,418 GBP 3,300 03/18/20 (56)
Bank of America JPY 935,000 USD 8,582 03/18/20 (67)
Bank of America NOK 19,014 USD 2,141 02/26/20 74
Bank of Montreal USD 2,885 JPY 311,667 03/18/20 (2)
Bank of Montreal CAD 1,900 USD 1,437 03/18/20 2
Bank of Montreal GBP 1,100 USD 1,455 03/18/20 —
Citigroup USD 5,615 GBP 4,299 02/26/20 66
Citigroup USD 2,886 JPY 311,667 03/18/20 (3)
Citigroup CAD 1,900 USD 1,441 03/18/20 5
Citigroup GBP 1,100 USD 1,454 03/18/20 —
Commonwealth Bank of Australia USD 1,782 CAD 2,324 02/26/20 (26)
Commonwealth Bank of Australia CHF 5,532 USD 5,748 02/26/20 (4)
Royal Bank of Canada USD 2,886 JPY 311,667 03/18/20 (2)
Royal Bank of Canada CAD 1,900 USD 1,438 03/18/20 2
Royal Bank of Canada GBP 1,100 USD 1,455 03/18/20 —
State Street USD 3,918 SEK 37,118 02/26/20 (59)
State Street JPY 300,154 USD 2,732 02/26/20 (41)
UBS USD 1,192 EUR 1,066 02/26/20 (8)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(146)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX Investment Grade
Index Goldman Sachs
Sell
USD 5,520 1.000%
(2)
12/20/24
97 31 128
Total Open Credit Indices Contracts (å) 97 31 128

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
246 Short Duration Bond Fund
(644)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical     Expedient
(a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 43,962 $ 207
$ —
$ 44,169
Corporate Bonds and Notes — 171,132 —
—
171,132
International Debt — 54,123 —
—
54,123
Loan Agreements — 617 —
—
617
Mortgage-Backed Securities — 53,519 —
—
53,519
United States Government Treasuries — 45,093 —
—
45,093
Common Stocks — — 59
—
59
Short-Term Investments — 43,170 —
12,071
55,241
Total Investments — 411,616 266 12,071 423,953
Other Financial Instruments
Assets
Futures Contracts 922 — — — 922
Foreign Currency Exchange Contracts — 149 — — 149
Credit Default Swap Contracts — 128 — — 128
Liabilities
Futures Contracts — — — (644)
Foreign Currency Exchange Contracts — (295) — — (295)
Total Other Financial Instruments
*
$ 278 $ (18) $ — $ — $ 260
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2020, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
399
Belgium ..................................................................................
774
Canada ....................................................................................
12,646
Cayman Islands .......................................................................
2,167
Chile .......................................................................................
823
China ......................................................................................
402
Colombia .................................................................................
831
Denmark .................................................................................
700
France .....................................................................................
8,089
Germany .................................................................................
8,814

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 247
Amounts in thousands
Country Exposure
Fair Value
$
India .......................................................................................
446
Ireland ....................................................................................
2,731
Italy ........................................................................................
806
Japan ......................................................................................
1,078
Mexico ....................................................................................
1,465
Netherlands ............................................................................
6,623
Russia .....................................................................................
401
Saudi Arabia ...........................................................................
288
South Korea ............................................................................
398
Sweden ....................................................................................
3,941
Thailand ..................................................................................
396
United Kingdom ......................................................................
10,783
United States ...........................................................................
358,952
Total Investments .................................................................... 423,953

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
248 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 98.6%
Alabama - 1.2%
Alabama Industrial Development Authority Revenue Bonds(~)(Ê) 500 6.450 12/01/23 506
County of Jefferson Alabama Sewer Revenue Bonds 500 6.000 10/01/42 594
County of Jefferson Alabama Sewer Revenue Bonds 1,220 7.000 10/01/51 1,488
County of Jefferson Alabama Sewer Revenue Bonds 2,915 6.500 10/01/53 3,500
County of Jefferson Sewer Revenue Bonds(µ) 225 6.750 10/01/23 221
Homewood Alabama Educational Building Authority Revenue Bonds 2,500 4.000 12/01/38 2,839
Hoover Industrial Development Board Revenue Bonds 875 5.750 10/01/49 981
Houston County Health Care Authority Revenue Bonds 500 5.000 10/01/30 585
Montgomery Educational Building Authority Revenue Bonds 820 5.000 10/01/36 939
Tuscaloosa County Industrial Development Authority Revenue Bonds(Þ) 1,000 4.500 05/01/32 1,132
12,785
Alaska - 0.6%
Alaska Industrial Development & Export Authority Revenue Bonds 2,000 4.000 10/01/49 2,207
City of Valdez Revenue Bonds(~)(Ê) 1,500 1.570 05/01/31 1,500
Northern Tobacco Securitization Corp. Revenue Bonds 2,940 5.000 06/01/46 2,947
Northern Tobacco Securitization Corp. Revenue Bonds 600 8.642 06/01/46 72
6,726
Arizona - 1.3%
Arizona Health Facilities Authority Revenue Bonds(Ê) 4,130 2.684 01/01/37 4,110
Arizona Health Facilities Authority Revenue Bonds(~)(Ê) 1,000 0.630 01/01/46 1,000
Arizona Industrial Development Authority Revenue Bonds(Þ) 1,500 6.000 07/01/37 1,766
Arizona Industrial Development Authority Revenue Bonds 200 5.000 05/01/43 233
Arizona Industrial Development Authority Revenue Bonds 280 5.000 05/01/48 324
Arizona Industrial Development Authority Revenue Bonds 100 4.000 11/01/49 112
Arizona Industrial Development Authority Revenue Bonds 100 5.000 05/01/51 115
Arizona Industrial Development Authority Senior Living Revenue Bonds 110 5.000 01/01/43 125
Arizona Industrial Development Authority Senior Living Revenue Bonds 250 4.500 01/01/49 269
Arizona Industrial Development Authority Senior Living Revenue Bonds 225 5.000 01/01/49 250
Arizona Industrial Development Authority Senior Living Revenue Bonds 125 5.000 01/01/54 142
Arizona Industrial Development Authority Senior Living Revenue Bonds 50 5.125 01/01/54 56
Estrella Mountain Ranch Community Facilities District Special Assessment 25 3.500 07/01/29 26
Estrella Mountain Ranch Community Facilities District Special Assessment 25 4.100 07/01/34 26
Estrella Mountain Ranch Community Facilities District Special Assessment 105 4.750 07/01/43 111
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds(Þ) 800 5.000 07/01/35 887
Industrial Development Authority of the County of Pima (The) Revenue Bonds 250 4.500 06/01/30 265
Industrial Development Authority of the County of Pima (The) Revenue Bonds 800 5.125 12/01/40 816
La Paz County Industrial Development Authority Revenue Bonds(Þ) 250 6.000 08/01/28 259
La Paz County Industrial Development Authority Revenue Bonds(Þ) 1,000 6.250 08/01/40 1,049
Maricopa County Industrial Development Authority Revenue Bonds 685 4.000 01/01/41 773
Maricopa County Industrial Development Authority Revenue Bonds(Þ) 50 5.000 07/01/50 56
Maricopa County Industrial Development Authority Revenue Bonds(Þ) 50 5.000 07/01/54 55
Tempe Industrial Development Authority Revenue Bonds 80 5.000 12/01/50 89
Tempe Industrial Development Authority Revenue Bonds 100 5.000 12/01/54 111
The Industrial Development Authority of the City of Phoenix Revenue Bonds 1,000 5.000 07/01/44 1,187
14,212
Arkansas - 0.2%
Arkansas Development Finance Authority Revenue Bonds 2,000 4.000 02/01/42 2,227
California - 12.2%
Alhambra Unified School District General Obligation Unlimited(µ) 1,150 4.220 08/01/37 781
California Community Housing Agency Revenue Bonds(Þ) 2,000 5.000 02/01/50 2,357
California County Tobacco Securitization Agency Revenue Bonds 470 5.250 06/01/45 475
California County Tobacco Securitization Agency Revenue Bonds 300 5.700 06/01/46 304
California Health Facilities Financing Authority Revenue Bonds 1,000 5.000 02/01/42 1,199
California Municipal Finance Authority Revenue Bonds 825 4.000 07/15/29 971
California Municipal Finance Authority Revenue Bonds 340 5.000 10/01/33 425

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 249
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/35 279
California Municipal Finance Authority Revenue Bonds(Þ) 1,500 5.000 11/01/36 1,744
California Municipal Finance Authority Revenue Bonds 400 5.000 12/31/37 487
California Municipal Finance Authority Revenue Bonds 1,000 4.250 02/01/40 1,093
California Municipal Finance Authority Revenue Bonds(Þ) 1,000 5.375 11/01/40 1,163
California Municipal Finance Authority Revenue Bonds 125 5.000 02/01/47 149
California Municipal Finance Authority Revenue Bonds 2,000 5.000 11/01/47 2,278
California Municipal Finance Authority Revenue Bonds 4,900 5.000 12/31/47 5,854
California Municipal Finance Authority Revenue Bonds 100 5.000 05/15/49 122
California Municipal Finance Authority Revenue Bonds(Þ) 1,815 5.000 07/01/49 2,080
California Municipal Finance Authority Revenue Bonds 3,700 5.000 06/01/50 4,201
California Municipal Finance Authority Revenue Bonds 50 5.000 05/15/52 61
California Pollution Control Financing Authority Revenue Bonds 1,000 3.375 07/01/25 1,109
California Pollution Control Financing Authority Revenue Bonds(Þ) 450 6.750 12/01/28 467
California Pollution Control Financing Authority Revenue Bonds(Þ) 550 5.000 07/01/39 668
California Pollution Control Financing Authority Revenue Bonds(Þ) 2,520 7.500 12/01/40 2,707
California Pollution Control Financing Authority Revenue Bonds(Þ) 2,670 5.000 11/21/45 3,003
California School Finance Authority Revenue Bonds(Þ) 1,000 5.000 07/01/37 1,181
California School Finance Authority Revenue Bonds(Þ) 500 5.000 08/01/45 561
California Statewide Communities Development Authority Pollution Control Revenue
Bonds(~)(Ê) 1,070 1.110 05/15/24 1,070
California Statewide Communities Development Authority Revenue Bonds 460 5.000 05/15/32 530
California Statewide Communities Development Authority Revenue Bonds(Þ) 200 5.000 11/01/32 239
California Statewide Communities Development Authority Revenue Bonds 645 5.000 08/01/37 804
California Statewide Communities Development Authority Revenue Bonds 125 5.000 09/02/39 152
California Statewide Communities Development Authority Revenue Bonds 150 5.000 05/15/42 179
California Statewide Communities Development Authority Revenue Bonds 1,000 5.000 10/01/43 1,068
California Statewide Communities Development Authority Revenue Bonds 120 5.000 09/02/44 144
California Statewide Communities Development Authority Revenue Bonds(Þ) 500 5.750 01/15/45 540
California Statewide Communities Development Authority Revenue Bonds 3,210 7.459 06/01/46 387
California Statewide Communities Development Authority Revenue Bonds(Þ) 2,600 5.000 12/01/46 2,935
California Statewide Communities Development Authority Revenue Bonds 2,225 5.000 04/01/47 2,630
California Statewide Communities Development Authority Revenue Bonds 150 5.000 05/15/47 178
California Statewide Communities Development Authority Revenue Bonds 80 5.000 09/02/48 96
California Statewide Communities Development Authority Revenue Bonds 95 5.000 09/02/49 114
California Statewide Communities Development Authority Revenue Bonds 125 5.000 05/15/50 148
California Statewide Communities Development Authority Revenue Bonds(Þ) 100 5.000 06/01/51 117
California Statewide Communities Development Authority Revenue Bonds 665 5.500 12/01/54 751
California Statewide Communities Development Authority Revenue Bonds 4,500 7.296 06/01/55 393
California Statewide Communities Development Authority Revenue Bonds 20,000 8.602 06/01/55 1,183
California Statewide Communities Development Authority Revenue Bonds(Þ) 2,500 5.250 12/01/56 2,847
California Statewide Communities Development Authority Revenue Bonds(Þ) 1,000 5.500 12/01/58 1,188
California Statewide Communities Development Authority Special Tax 50 4.000 09/02/44 56
California Statewide Communities Development Authority Special Tax 40 5.000 09/02/49 49
California Statewide Communities Development College Housing Authority Revenue
Bonds(Þ) 200 5.250 07/01/39 237
California Statewide Communities Development College Housing Authority Revenue
Bonds(Þ) 250 5.250 07/01/49 292
City of Atwater Wastewater Revenue Bonds(µ) 240 5.000 05/01/43 290
City of Irvine Special Tax(µ) 100 5.000 09/01/51 120
City of Long Beach Marina System Revenue Bonds 225 5.000 05/15/40 258
City of Long Beach Marina System Revenue Bonds 1,185 5.000 05/15/45 1,351
City of Oroville Revenue Bonds 100 5.250 04/01/34 125
City of Oroville Revenue Bonds 185 5.250 04/01/39 227
City of Oroville Revenue Bonds 885 5.250 04/01/49 1,061
City of Oroville Revenue Bonds 810 5.250 04/01/54 967
City of Roseville Special Tax 100 5.000 09/01/33 121
Coachella Valley Unified School District General Obligation Unlimited(µ) 2,500 16.733 08/01/43 1,345

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
250 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of El Dorado Special Tax 75 5.000 09/01/44 87
County of El Dorado Special Tax 80 5.000 09/01/49 92
County of San Diego Special Tax 40 3.000 09/01/50 40
County of San Diego Special Tax 100 4.000 09/01/50 112
Dublin Community Facilities District Improvement Area No. 1 Special Tax Bonds 100 5.000 09/01/37 119
Dublin Community Facilities District Improvement Area No. 1 Special Tax Bonds 340 5.000 09/01/47 400
Foothill/Eastern Transportation Corridor Agency Revenue Bonds(~)(Ê) 1,000 3.500 01/15/53 1,064
Foothill-Eastern Transportation Corridor Agency Revenue Bonds 100 6.000 01/15/49 121
Foothill-Eastern Transportation Corridor Agency Revenue Bonds(~)(Ê) 3,375 3.950 01/15/53 3,694
Fremont Community Facilities District No. 1 Special Tax 1,255 5.000 09/01/26 1,483
Golden State Tobacco Securitization Corp. Revenue Bonds 1,995 3.500 06/01/36 2,057
Golden State Tobacco Securitization Corp. Revenue Bonds 1,995 5.300 06/01/37 2,108
Golden State Tobacco Securitization Corp. Revenue Bonds 150 5.000 06/01/40 176
Golden State Tobacco Securitization Corp. Revenue Bonds 2,395 5.000 06/01/45 2,790
Golden State Tobacco Securitization Corp. Revenue Bonds 5,110 5.000 06/01/47 5,353
Golden State Tobacco Securitization Corp. Revenue Bonds 270 5.250 06/01/47 285
Golden State Tobacco Securitization Corp. Revenue Bonds 200 8.205 06/01/47 36
Golden State Tobacco Securitization Corp. Revenue Bonds 10,000 10.494 06/01/47 1,781
Inland Empire Tobacco Securitization Authority Revenue Bonds 125 3.678 06/01/38 130
Irvine Unified School District Special Tax Bonds 70 5.000 09/01/47 83
Irvine Unified School District Special Tax Bonds 75 5.000 03/01/57 88
Jurupa Public Financing Authority Special Tax 1,000 5.000 09/01/43 1,183
Los Angeles Department of Water & Power System Revenue Bonds(~)(Ê) 9,000 1.270 07/01/34 9,000
M-S-R Energy Authority Revenue Bonds 2,650 6.500 11/01/39 4,309
Natomas Unified School District General Obligation Unlimited(µ) 425 4.000 08/01/42 471
Northern California Gas Authority No. 1 Revenue Bonds(Ê) 1,525 2.594 07/01/27 1,509
Orange County Community Facilities District Special Tax 100 5.000 08/15/47 120
Oxnard School District General Obligation Unlimited(~)(µ)(Ê) 465 4.000 08/01/21 510
Palomar Health Revenue Bonds(µ) 2,165 5.000 11/01/47 2,614
Regents of the University of California Medical Center Pooled Revenue Bonds(µ)(Ê) 1,575 2.468 05/15/37 1,568
Regents of the University of California Medical Center Pooled Revenue Bonds(µ)(Ê) 1,000 2.538 05/15/43 965
River Islands Public Financing Authority Special Tax 150 5.375 09/01/31 165
River Islands Public Financing Authority Special Tax 100 5.250 09/01/34 109
River Islands Public Financing Authority Special Tax 940 5.500 09/01/45 1,027
Riverside County Public Financing Authority Tax Allocation(µ) 150 4.000 10/01/40 168
Riverside County Redevelopment Successor Agency Tax Allocation(µ) 300 4.000 10/01/39 339
Riverside County Redevelopment Successor Agency Tax Allocation(µ) 125 4.000 10/01/40 140
Sacramento Airport System Revenue Bonds 190 5.000 07/01/39 234
Sacramento County Sanitation Districts Financing Authority Revenue Bonds(µ)(Ê) 1,765 2.290 12/01/35 1,705
San Diego Unified School District General Obligation Unlimited 1,500 4.000 07/01/42 1,624
San Francisco City & County Airport Comm -San Francisco International Airport
Revenue Bonds 2,750 5.000 05/01/48 3,337
San Francisco City & County Redevelopment Agency Tax Allocation 1,190 5.000 08/01/35 1,432
San Francisco City and County Airports Commission International Airport Revenue
Bonds 1,045 5.000 05/01/44 1,301
San Francisco City and County Airports Commission International Airport Revenue
Bonds 1,750 5.000 05/01/49 2,162
San Jacinto Community Facilities District Special Tax 280 5.000 09/01/33 331
San Jacinto Community Facilities District Special Tax 335 5.000 09/01/34 396
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 1,000 5.000 01/15/29 1,175
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 380 5.250 01/15/49 436
San Joaquin Hills Transportation Corridor Agency Revenue Bonds 2,875 5.000 01/15/50 3,284
Silicon Valley Tobacco Securitization Authority Revenue Bonds 7,000 8.018 06/01/56 720
State of California General Obligation Unlimited 2,000 5.000 08/01/46 2,403
State of California General Obligation Unlimited 230 4.000 04/01/49 267
State of California General Obligation Unlimited 270 5.000 04/01/49 342
Tobacco Securitization Authority of Northern California Revenue Bonds 800 5.500 06/01/45 809
Tobacco Settlement Financing Corp. Revenue Bonds 460 5.000 06/01/48 552

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 251
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tobacco Settlement Financing Corp. Revenue Bonds(ž) 515 5.532 06/01/54 81
William S Hart Union High School District Special Tax 75 5.000 09/01/47 87
128,885
Colorado - 3.4%
Arista Metropolitan District General Obligation Limited 500 5.125 12/01/48 540
Arkansas River Power Authority Revenue Bonds 1,680 5.000 10/01/33 2,058
Belleview Station Metropolitan District No. 2 General Obligation Limited 500 4.500 12/01/29 523
BNC Metropolitan District No. 1 General Obligation Limited 1,090 7.375 12/15/47 1,142
Brighton Crossing Metropolitan District No. 4 General Obligation Limited 1,220 5.000 12/01/47 1,297
Canyons Metropolitan District No. 5 General Obligation Limited 500 6.125 12/01/47 529
City and County of Denver Special Facilities Airport Revenue Bonds 550 5.000 10/01/32 605
Clear Creek Station Metropolitan District No. 2 General Obligation Unlimited 500 5.000 12/01/47 528
Colorado Health Facilities Authority Revenue Bonds 190 5.000 06/01/47 243
Colorado Health Facilities Authority Revenue Bonds 4,535 4.000 08/01/49 5,039
Colorado High Performance Transportation Enterprise Revenue Bonds 35 5.000 12/31/47 39
Colorado High Performance Transportation Enterprise Revenue Bonds 35 5.000 12/31/51 39
Colorado High Performance Transportation Enterprise Revenue Bonds 75 5.000 12/31/56 82
Colorado Springs Urban Renewal Authority Tax Allocation 500 5.750 12/01/47 524
Copperleaf Metropolitan District No. 3 General Obligation Limited 500 5.125 12/01/47 529
Cornerstar Metropolitan District General Obligation Unlimited 500 5.250 12/01/47 532
Creekwalk Marketplace Business Improvement District Revenue Bonds(Þ) 230 5.500 12/01/39 238
Creekwalk Marketplace Business Improvement District Revenue Bonds(Þ) 600 5.750 12/01/49 622
Creekwalk Marketplace Business Improvement District Revenue Bonds(Þ) 130 8.000 12/15/49 134
Denver Health & Hospital Authority Certificates of Participation 25 5.000 12/01/32 31
Denver Health & Hospital Authority Certificates of Participation 175 4.000 12/01/38 198
Denver Health & Hospital Authority Certificates of Participation 110 5.000 12/01/48 132
Denver Health & Hospital Authority Revenue Bonds(Þ) 100 5.000 12/01/26 122
Denver Health & Hospital Authority Revenue Bonds(Þ) 220 5.000 12/01/27 274
Denver Health & Hospital Authority Revenue Bonds(Þ) 230 5.000 12/01/28 287
Denver Health & Hospital Authority Revenue Bonds(Þ) 300 5.000 12/01/34 367
Denver Health & Hospital Authority Revenue Bonds(Þ) 200 4.000 12/01/35 226
Denver Health & Hospital Authority Revenue Bonds(Þ) 200 4.000 12/01/36 225
Denver Health & Hospital Authority Revenue Bonds 65 4.000 12/01/38 74
Denver Health & Hospital Authority Revenue Bonds 100 4.000 12/01/39 114
Denver Health & Hospital Authority Revenue Bonds 50 4.000 12/01/40 57
Denver Health & Hospital Authority Revenue Bonds 1,500 5.250 12/01/45 1,661
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 300 3.750 12/01/39 310
Denver International Business Center Metropolitan District No. 1 General Obligation
Unlimited 350 4.000 12/01/48 362
Denver Urban Renewal Authority Tax Allocation(Þ) 745 5.250 12/01/39 801
Dinosaur Ridge Metropolitan District Revenue Bonds 200 5.000 06/01/49 207
Dominion Water & Sanitation District Revenue Bonds 500 5.250 12/01/27 533
Eaton Area Park & Recreation District General Obligation Limited 725 5.250 12/01/34 768
Eaton Area Park & Recreation District General Obligation Limited 525 5.500 12/01/38 559
Green Gables Metropolitan District No 2 General Obligation Limited 500 5.750 12/01/48 532
High Plains Metropolitan District General Obligation Unlimited(µ) 25 5.000 12/01/35 30
High Plains Metropolitan District General Obligation Unlimited(µ) 250 4.000 12/01/47 273
Mirabelle Metropolitan District No 2 General Obligation Limited 700 5.000 12/01/39 757
Mirabelle Metropolitan District No 2 General Obligation Limited 500 5.000 12/01/49 533
North Range Metropolitan District No. 2 General Obligation Limited 500 5.750 12/01/47 530
Northglenn Urban Renewal Authority Tax Allocation 20 4.000 12/01/32 22
Northglenn Urban Renewal Authority Tax Allocation 20 4.000 12/01/33 22
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/34 11
Northglenn Urban Renewal Authority Tax Allocation 30 4.000 12/01/36 32
Northglenn Urban Renewal Authority Tax Allocation 10 4.000 12/01/38 11
Palisade Metropolitan District No. 2 General Obligation Limited 500 5.000 12/01/46 522
Prairie Center Metropolitan District No. 3 Revenue Bonds(Þ) 500 5.000 12/15/41 536

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
252 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Regional Transportation District Certificate Of Participation 1,135 5.000 11/01/46 1,384
Second Creek Farm Metropolitan District No 3 General Obligation Limited(Þ) 500 5.000 12/01/49 521
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/37 1,150
Southlands Metropolitan District No. 1 General Obligation Unlimited 1,000 5.000 12/01/47 1,135
State Vrain Lakes Metropolitan District No. 2 General Obligation Limited 500 5.125 12/01/47 527
Sterling Hills West Metropolitan District General Obligation Limited 100 5.000 12/01/39 117
Sterling Ranch Community Authority Board Revenue Bonds 500 5.000 12/01/47 524
Takoda Metropolitan District General Obligation Bonds 500 6.000 12/01/50 607
Timnath Ranch Metropolitan District No. 4 General Obligation Unlimited 500 5.250 12/01/37 526
Village at Southgate Metropolitan District General Obligation Limited(Þ) 1,375 5.625 12/01/48 1,444
Westown Metropolitan District General Obligation Limited 500 5.000 12/01/47 523
Whispering Pines Metropolitan District No. 1 General Obligation Limited 500 7.375 12/15/47 523
35,343
Connecticut - 1.4%
City of Hartford General Obligation Unlimited 465 5.000 04/01/26 522
City of Hartford General Obligation Unlimited 180 5.000 04/01/29 195
City of Hartford General Obligation Unlimited 1,000 5.000 04/01/31 1,108
City of New Haven General Obligation Unlimited 100 5.500 08/01/34 124
City of New Haven General Obligation Unlimited 100 5.500 08/01/37 122
City of New Haven General Obligation Unlimited 1,000 5.500 08/01/38 1,217
City of West Haven General Obligation Unlimited 400 5.000 11/01/32 459
City of West Haven General Obligation Unlimited 350 5.000 11/01/37 396
Connecticut State Health & Educational Facilities Authority Revenue Bonds 4,125 4.000 07/01/39 4,570
Connecticut State Health & Educational Facilities Authority Revenue Bonds(Þ) 1,000 5.000 07/01/39 1,194
Connecticut State Health & Educational Facility Authority Revenue Bonds(~)(Ê) 2,000 0.300 07/01/36 2,000
Mohegan Tribal Finance Authority Revenue Bonds(Þ) 610 7.000 02/01/45 626
State of Connecticut General Obligation Unlimited 275 5.000 06/15/27 347
State of Connecticut General Obligation Unlimited 120 5.000 06/15/28 155
State of Connecticut General Obligation Unlimited 120 5.000 06/15/29 154
State of Connecticut General Obligation Unlimited 1,500 5.000 06/15/31 1,895
State of Connecticut General Obligation Unlimited 25 5.000 06/15/32 31
15,115
Delaware - 0.1%
Delaware State Economic Development Authority Revenue Bonds 215 5.000 11/15/48 250
Delaware State Economic Development Authority Revenue Bonds 45 5.000 08/01/49 52
Delaware State Economic Development Authority Revenue Bonds 40 5.000 08/01/54 46
Delaware State Health Facilities Authority Revenue Bonds 325 4.000 07/01/43 363
711
District of Columbia - 1.4%
District of Columbia General Obligation Unlimited 215 4.000 06/01/37 247
District of Columbia Revenue Bonds 145 6.250 10/01/23 152
District of Columbia Revenue Bonds 2,510 5.000 10/01/35 2,628
District of Columbia Revenue Bonds 750 5.000 07/01/37 815
District of Columbia Revenue Bonds 1,000 6.500 10/01/41 1,043
District of Columbia Revenue Bonds 35 4.000 07/01/44 39
District of Columbia Revenue Bonds 75 4.000 07/01/49 83
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds 4,000 7.666 06/15/46 790
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 4,500 4.000 10/01/49 5,104
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 2,475 5.000 10/01/53 2,645
Metropolitan Washington Airports Authority Revenue Bonds 825 5.000 10/01/43 1,011
14,557
Florida - 9.0%
Anthem Park Community Development District Special Assessment 130 4.750 05/01/36 133
Armstrong Community Development District Special Assessment(Þ) 30 4.000 11/01/40 30
Armstrong Community Development District Special Assessment(Þ) 75 4.000 11/01/50 75
Avalon Groves Community Development District Special Assessment 150 6.000 05/01/48 173
Avelar Creek Community Development District Special Assessment 100 4.000 05/01/36 111
Aviary at Rutland Ranch Community Development District Special Assessment 100 4.500 06/01/39 106

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 253
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Aviary at Rutland Ranch Community Development District Special Assessment 100 4.625 06/01/49 105
Babcock Ranch Community Independent Special District Special Assessment Revenue
Bonds 100 5.000 11/01/31 107
Babcock Ranch Community Independent Special District Special Assessment Revenue
Bonds(Þ) 1,070 5.000 11/01/39 1,161
Bannon Lakes Community Development District Special Assessment 100 5.000 11/01/48 111
Bartram Park Community Development District Special Assessment 745 4.500 05/01/25 781
Bartram Park Community Development District Special Assessment 470 4.250 05/01/29 525
Bartram Park Community Development District Special Assessment 490 4.500 05/01/35 542
Bay Laurel Center Community Development District Special Assessment 100 4.000 05/01/37 109
Baywinds Community Development District Special Assessment 175 4.250 05/01/37 195
Beaumont Community Development District Special Assessment(Þ) 200 6.375 11/01/49 217
Black Creek Community Developments District Special Assessment(Þ) 25 3.750 06/15/40 25
Black Creek Community Developments District Special Assessment(Þ) 20 4.000 06/15/50 20
Blue Lake Community Development District Special Assessment(Þ) 100 4.250 06/15/39 105
Blue Lake Community Development District Special Assessment(Þ) 100 4.500 06/15/49 105
Bonterra Community Development District Special Assessment 1,570 4.125 05/01/47 1,718
Bonterra Community Development District Special Assessment 635 5.000 05/01/47 678
Botaniko Community Development District Special Assessment 115 115
Brookstone Community Development District Special Assessment(Þ) 100 3.875 11/01/23 102
Campo Bello Community Development District Special Assessment 100 4.000 12/15/39 103
Campo Bello Community Development District Special Assessment 150 4.000 12/15/49 152
Capital Trust Agency, Inc. Revenue Bonds(Þ) 100 5.000 12/15/49 115
Capital Trust Agency, Inc. Revenue Bonds 1,680 5.875 07/01/54 1,849
Capital Trust Agency, Inc. Student Housing Revenue Bonds(Þ) 2,880 5.250 12/01/58 3,113
Caribe Palm Community Development District Special Assessment 94 4.000 05/01/25 105
Caribe Palm Community Development District Special Assessment 97 4.000 05/01/26 108
Caribe Palm Community Development District Special Assessment 545 4.500 05/01/35 609
Century Gardens at Tamiami Community Development District Special Assessment 535 4.125 11/01/38 590
Century Gardens at Tamiami Community Development District Special Assessment 1,560 4.250 11/01/48 1,707
Charlotte County Industrial Development Authority Revenue Bonds(Þ) 250 5.500 10/01/36 273
Charlotte County Industrial Development Authority Revenue Bonds(Þ) 350 5.000 10/01/49 387
City of Atlantic Beach Revenue Bonds 1,000 5.000 11/15/37 1,096
City of Cape Coral Water & Sewer Revenue Bonds 1,000 4.000 10/01/36 1,105
City of Jacksonville Revenue Bonds(Þ) 250 5.000 06/01/53 281
City of Tampa Revenue Bonds 960 5.000 04/01/45 1,097
Cityplace Community Development District Special Assessment Bonds(µ) 1,550 4.562 11/01/25 1,505
Concord Station Community Development District Special Assessment 275 3.625 05/01/35 295
Concord Station Community Development District Special Assessment 285 3.750 05/01/46 303
Concord Station Community Development District Special Assessment 100 4.750 05/01/46 105
Corkscrew Farms Community Development District Special Assessment(Þ) 85 5.000 11/01/38 93
Corkscrew Farms Community Development District Special Assessment(Þ) 170 5.125 11/01/50 186
Coronado Community Development District Special Assessment 25 4.000 05/01/31 28
Coronado Community Development District Special Assessment 44 4.250 05/01/38 49
Country Greens Community Development District Special Assessment 50 3.200 05/01/25 53
Country Greens Community Development District Special Assessment 345 3.875 05/01/31 371
Country Greens Community Development District Special Assessment 130 4.000 05/01/34 141
County of Osceola Florida Revenue Bonds 3,700 6.000 10/01/24 4,316
Davenport Road South Community Development District Special Assessment(Þ) 100 5.000 11/01/38 111
Davenport Road South Community Development District Special Assessment(Þ) 150 5.125 11/01/48 167
Deer Run Community Development District Special Assessment(Þ) 220 5.400 05/01/39 239
Deer Run Community Development District Special Assessment(Þ) 200 5.500 05/01/44 219
Downtown Doral South Community Development District Special Assessment(Þ) 500 4.750 12/15/38 550
Durbin Crossing Community Development District Special Assessment(µ) 75 3.750 05/01/34 82
Durbin Crossing Community Development District Special Assessment(µ) 120 4.000 05/01/37 132
East Bonita Beach Road Community Development District Special Assessment(Þ) 625 5.000 11/01/38 669
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 130 3.000 05/01/24 137

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
254 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 135 3.250 05/01/25 144
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 140 3.500 05/01/26 153
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 790 3.750 05/01/31 861
Enclave at Black Point Marina Community Development District Special Assessment
Bonds 1,170 4.000 05/01/37 1,277
Escambia County Health Facilities Authority Revenue Bonds 1,000 6.000 08/15/36 1,022
Escambia County Health Facilities Authority Revenue Bonds 2,360 4.000 08/15/45 2,640
Escambia County Health Facilities Authority Revenue Bonds(µ) 255 3.000 08/15/50 260
Escambia County Health Facilities Authority Revenue Bonds 310 4.000 08/15/50 345
Esplanade Lake Club Community Development District Special Assessment 230 4.125 11/01/50 234
Florida Development Finance Corp.(~)(ae)(Ê)(Þ) 175 6.250 01/01/24 177
Florida Development Finance Corp.(~)(ae)(Ê)(Þ) 870 6.375 01/01/26 878
Florida Development Finance Corp.(~)(ae)(Ê)(Þ) 2,450 6.500 01/01/29 2,476
Florida Development Finance Corp.(Þ) 185 5.000 12/15/49 214
Florida Higher Educational Facilities Financial Authority Revenue Bonds 150 5.000 03/01/44 173
Florida Higher Educational Facilities Financial Authority Revenue Bonds(Þ) 1,350 5.000 06/01/48 1,527
Florida Higher Educational Facilities Financial Authority Revenue Bonds 90 5.000 03/01/49 103
Flow Way Community Development District Special Assessment 100 5.000 11/01/47 110
Fontainbleau Lakes Community Development District Special Assessment 45 4.000 05/01/31 50
Grand Bay at Doral Community Development District Special Assessment 65 4.750 05/01/36 68
Grand Bay at Doral Community Development District Special Assessment 65 5.000 05/01/46 68
Greater Orlando Aviation Authority Revenue Bonds 750 5.000 11/15/36 805
Greater Orlando Aviation Authority Revenue Bonds 170 5.000 10/01/47 203
Hacienda Lakes Community Development District Special Assessment 100 4.625 05/01/46 105
Harbor Bay Community Development District Special Assessment 100 3.750 05/01/34 101
Harbor Bay Community Development District Special Assessment 110 3.875 05/01/39 111
Harbor Bay Community Development District Special Assessment 100 4.100 05/01/48 101
Harmony West Community Development District Special Assessment(Þ) 1,270 5.250 05/01/49 1,391
Hawks Point Community Development District Special Assessment Bonds(Þ) 185 4.250 05/01/35 207
Hawkstone Community Development District Special Assessment 100 3.875 11/01/39 101
Hawkstone Community Development District Special Assessment 100 4.000 11/01/51 100
Heights Community Development District County of Hillsborough Special Assessment 150 5.000 01/01/38 161
Heights Community Development District County of Hillsborough Special Assessment 300 5.000 01/01/50 319
Heritage Isle at Viera Community Development District Special Assessment Bonds(µ) 50 3.400 05/01/37 53
Highlands Community Development District Special Assessment 200 4.250 05/01/36 221
Highlands Meadows II Community Development District Special Assessment 420 5.375 11/01/37 460
Highlands Meadows II Community Development District Special Assessment(Þ) 25 3.625 05/01/40 25
Highlands Meadows II Community Development District Special Assessment 100 5.500 11/01/47 109
Highlands Meadows II Community Development District Special Assessment(Þ) 35 4.000 05/01/50 35
Hillcrest Community Development District Special Assessment 100 5.000 11/01/48 108
Isles of Bartram Park Community Development District Special Assessment 155 4.625 11/01/37 163
K-Bar Ranch II Community Development District Special Assessment(Þ) 185 4.500 05/01/38 196
K-Bar Ranch II Community Development District Special Assessment(Þ) 275 4.625 05/01/48 292
Lake Frances Community Development District Special Assessment 87 3.000 05/01/26 94
Lake Frances Community Development District Special Assessment 492 4.000 05/01/31 557
Lake Frances Community Development District Special Assessment 689 4.000 05/01/37 765
Lakeshore Ranch Community Development District Special Assessment 200 3.125 05/01/24 201
Lakeshore Ranch Community Development District Special Assessment 545 3.500 05/01/30 552
Lakeshore Ranch Community Development District Special Assessment 500 4.000 05/01/35 522
Lakewood Ranch Stewardship District Special Assessment 100 4.000 05/01/21 101
Lakewood Ranch Stewardship District Special Assessment 100 4.250 05/01/26 105
Lakewood Ranch Stewardship District Special Assessment 970 4.875 05/01/35 1,036
Lakewood Ranch Stewardship District Special Assessment 100 5.000 05/01/36 107
Lakewood Ranch Stewardship District Special Assessment(Þ) 100 5.000 05/01/37 109
Lakewood Ranch Stewardship District Special Assessment 150 5.250 05/01/37 167

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 255
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lakewood Ranch Stewardship District Special Assessment 385 5.125 05/01/46 414
Lakewood Ranch Stewardship District Special Assessment(Þ) 100 5.125 05/01/47 108
Lakewood Ranch Stewardship District Special Assessment 175 5.375 05/01/47 194
Lakewood Ranch Stewardship District Special Assessment(Þ) 100 4.000 05/01/49 102
Lakewood Ranch Stewardship District Special Assessment 240 5.450 05/01/48 269
Landings at Miami Community Development District Special Assessment(Þ) 100 4.625 11/01/38 106
Landings at Miami Community Development District Special Assessment(Þ) 100 4.750 11/01/48 106
Landmark at Doral Community Development District Special Assessment(Þ) 35 3.375 05/01/30 35
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/35 112
Landmark at Doral Community Development District Special Assessment 110 3.000 05/01/38 111
Landmark at Doral Community Development District Special Assessment(Þ) 50 4.000 05/01/38 52
Lee County Industrial Development Authority Revenue Bonds(Þ) 1,640 5.625 12/01/37 1,754
Lucerne Park Community Development District Special Assessment 100 4.625 05/01/39 105
Lucerne Park Community Development District Special Assessment 100 4.750 05/01/50 104
McJunkin Parkland Community Development District Special Assessment(Þ) 200 5.125 11/01/38 219
McJunkin Parkland Community Development District Special Assessment(Þ) 250 5.250 11/01/49 273
Meadow Pointe III Community Development District Special Assessment 115 3.500 05/01/24 123
Meadow Pointe III Community Development District Special Assessment 520 4.400 05/01/31 579
Meadow Pointe IV Community Development District Special Assessment 115 3.400 05/01/24 122
Meadow Pointe IV Community Development District Special Assessment 120 3.400 05/01/25 129
Meadow Pointe IV Community Development District Special Assessment 660 4.100 05/01/30 708
Mediterranea Community Development District Special Assessment 100 5.000 05/01/48 107
Miami Beach Health Facilities Authority Revenue Bonds 2,250 5.000 11/15/39 2,545
Miami Health Facilities Authority Revenue Bonds 1,750 5.125 07/01/38 1,806
Miami World Center Community Development District Special Assessment 400 5.125 11/01/39 443
Miami World Center Community Development District Special Assessment 1,150 5.250 11/01/49 1,276
Miami-Dade County Educational Facilities Authority Revenue Bonds 580 4.000 04/01/53 644
Mid-Bay Bridge Authority Revenue Bonds 1,000 5.000 10/01/40 1,138
Moody River Estates Community Development District Special Assessment 500 4.000 05/01/31 564
Naples Reserve Community Development District Special Assessment(Þ) 40 5.000 11/01/38 43
Naples Reserve Community Development District Special Assessment(Þ) 190 5.125 11/01/48 204
North Sumter County Utility Dependent District Revenue Bonds 1,000 5.000 10/01/49 1,228
Oak Creek Community Development District Special Assessment 190 3.850 05/01/25 207
Oak Creek Community Development District Special Assessment 200 4.000 05/01/26 219
Oak Creek Community Development District Special Assessment 1,150 4.450 05/01/31 1,274
Orchid Grove Community Development District Special Assessment 405 3.625 05/01/21 407
Orchid Grove Community Development District Special Assessment 1,245 5.000 05/01/36 1,328
Osceola Chain Lakes Community Development District Special Assessment(Þ) 100 4.000 05/01/40 102
Palm Glades Community Development District Special Assessment 350 3.750 05/01/31 382
Palm Glades Community Development District Special Assessment 185 4.000 11/01/38 208
Palm Glades Community Development District Special Assessment 120 5.000 05/01/39 133
Palm Glades Community Development District Special Assessment 250 4.200 11/01/48 279
Parkland Preserve Community Development District Special Assessment(Þ) 100 5.500 11/01/32 105
Parkland Preserve Community Development District Special Assessment(Þ) 100 5.250 05/01/39 104
Parkland Preserve Community Development District Special Assessment(Þ) 150 5.375 05/01/50 155
Parkway Center Community Development District Special Assessment Revenue Bonds 130 4.375 05/01/31 148
Parkway Center Community Development District Special Assessment Revenue Bonds 175 4.700 05/01/49 201
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 200 4.375 05/01/36 228
Pinellas County Health Facilities Authority Revenue Bonds(~)(Ê) 600 0.750 11/01/38 600
Pinellas County Industrial Development Authority Revenue Bonds 100 5.000 07/01/39 118
Preserve at South Branch Community Development District Special Assessment Bonds 535 5.250 11/01/38 586
Preserve at South Branch Community Development District Special Assessment Bonds 100 4.000 11/01/39 103
Randal Park Community Development District Special Assessment Revenue Bonds(Þ) 540 5.050 05/01/39 587
Randal Park Community Development District Special Assessment Revenue Bonds(Þ) 895 5.200 05/01/49 973
Reunion East Community Development District Special Assessment 750 5.000 05/01/25 795
Reunion East Community Development District Special Assessment 755 5.000 05/01/33 806
Reunion East Community Development District Special Assessment 115 6.600 05/01/33 124

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
256 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Reunion West Community Development District Special Assessment 30 4.500 05/01/39 32
Reunion West Community Development District Special Assessment 85 4.625 05/01/50 89
Rolling Oaks Community Development District Special Assessment(Þ) 100 5.375 11/01/38 113
Rolling Oaks Community Development District Special Assessment(Þ) 200 5.500 11/01/49 226
Shell Point Community Development District Special Assessment(Þ) 100 5.250 11/01/39 108
Shell Point Community Development District Special Assessment(Þ) 175 5.375 11/01/49 189
Sherwood Manor Community Development District Special Assessment(Þ) 200 5.250 11/01/49 219
South Fork III Community Development District Special Assessment 200 5.000 05/01/38 214
South Kendall Community Development District Special Assessment 100 4.125 11/01/40 108
South-Dade Venture Community Development District Special Assessment 1,000 5.125 05/01/33 1,072
Stoneybrook South at Championsgate Community Development District Special
Assessment 200 4.500 06/15/39 212
Stoneybrook South at Championsgate Community Development District Special
Assessment 150 4.625 06/15/49 158
Talis Park Community Development District Special Assessment 125 4.000 05/01/33 129
Tapestry Community Development District Special Assessment 100 5.000 05/01/46 107
Timber Creek Community Development District Special Assessment(Þ) 1,000 5.000 11/01/48 1,096
Tolomato Community Development District Special Assessment(µ) 200 3.750 05/01/40 217
Tolomato Community Development District Special Assessment(Þ) 100 5.625 05/01/40 109
Toscana Isles Community Development District Special Assessment(Þ) 265 5.375 11/01/48 296
Toscana Isles Community Development District Special Assessment Revenue Bonds 225 5.375 11/01/39 253
Toscana Isles Community Development District Special Assessment Revenue Bonds 250 5.500 11/01/49 283
Touchstone Community Development District Special Assessment(Þ) 100 4.625 06/15/38 106
Touchstone Community Development District Special Assessment(Þ) 100 4.750 06/15/48 106
Town of Davie Educational Facilities Revenue Bonds 700 5.000 04/01/48 827
Towne Park Community Development District Special Assessment 60 4.625 05/01/50 62
Triple Creek Community Development District Special Assessment 45 5.250 11/01/27 48
Triple Creek Community Development District Special Assessment 80 6.125 11/01/46 92
TSR Community Development District Special Assessment 100 4.000 11/01/40 104
TSR Community Development District Special Assessment 200 4.750 11/01/47 211
TSR Community Development District Special Assessment 200 5.000 11/01/39 219
TSR Community Development District Special Assessment 485 5.125 11/01/49 530
Two Creeks Community Development District Special Assessment 265 4.200 05/01/26 272
Two Creeks Community Development District Special Assessment 100 3.500 05/01/32 109
Two Creeks Community Development District Special Assessment 100 3.625 05/01/37 108
Two Lakes Community Development District Special Assessment 150 3.750 12/15/39 152
Two Lakes Community Development District Special Assessment 200 4.000 12/15/49 204
Two Lakes Community Development District Special Assessment Bonds(Þ) 290 4.000 12/15/28 306
Two Lakes Community Development District Special Assessment Bonds(Þ) 200 5.000 12/15/47 228
Union Park East Community Development District Special Assessment Bonds(Þ) 500 5.500 11/01/47 546
Venetian Community Development District Special Assessment 295 5.000 05/01/23 306
Ventana Community Development District Special Assessment(Þ) 500 5.000 05/01/38 542
Ventana Community Development District Special Assessment(Þ) 500 5.125 05/01/49 542
Veranda Community Development District II Special Assessment Revenue Bonds 150 5.875 11/01/32 152
Veranda Community Development District II Special Assessment Revenue Bonds 235 5.000 11/01/39 254
Veranda Community Development District II Special Assessment Revenue Bonds 315 5.125 11/01/49 340
Verandah East Community Development District Special Assessment 200 4.000 05/01/31 207
Verano 1 Community Development District Special Assessment 180 4.750 11/01/25 187
Verano 1 Community Development District Special Assessment(Þ) 100 4.000 05/01/31 111
Verano 1 Community Development District Special Assessment 250 5.125 11/01/35 278
Verano 1 Community Development District Special Assessment(Þ) 100 4.000 05/01/37 109
Verano 1 Community Development District Special Assessment 250 5.250 11/01/46 277
Village Community Development District No. 12 Special Assessment(Þ) 700 4.250 05/01/43 757
Village Community Development District No. 12 Special Assessment(Þ) 700 4.375 05/01/50 759
Vizcaya in Kendall Community Development District Special Assessment 100 4.125 11/01/46 107
Volusia County Educational Facility Authority Revenue Bonds 240 5.000 06/01/45 277
Waterford Landing Community Development District Special Assessment 145 5.500 05/01/34 157
Waterford Landing Community Development District Special Assessment 150 5.750 05/01/44 163

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 257
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Watergrass Community Development District II Special Assessment 260 5.250 05/01/49 277
Waterset Central Community Development District Special Assessment(Þ) 150 5.125 11/01/38 161
Waterset Central Community Development District Special Assessment(Þ) 150 5.250 11/01/49 161
Wesbridge Community Development District Special Assessment 75 4.250 11/01/49 77
West Villages Improvement District Special Assessment(Þ) 135 4.750 05/01/39 142
West Villages Improvement District Special Assessment(Þ) 210 5.000 05/01/50 222
Westside Community Development District Special Assessment(Þ) 100 4.100 05/01/37 102
Westside Community Development District Special Assessment(Þ) 100 4.125 05/01/38 102
Wildblue Community Development District Special Assessment(Þ) 125 4.250 06/15/39 131
Wildblue Community Development District Special Assessment(Þ) 225 4.375 06/15/49 235
Winding Cypress Community Development District Special Assessment 100 5.000 11/01/45 107
Winding Cypress Community Development District Special Assessment(Þ) 100 5.000 11/01/49 108
94,958
Georgia - 1.9%
Burke County Development Authority Pollution Control Revenue Bonds(~)(Ê) 3,000 0.960 07/01/49 3,000
Cobb County Development Authority Revenue Bonds 1,500 5.000 07/15/38 1,684
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds 100 5.125 03/01/52 110
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds 1,000 4.000 08/01/38 1,153
Main Street Natural Gas, Inc. Revenue Bonds 350 5.000 05/15/43 423
Main Street Natural Gas, Inc. Revenue Bonds 1,450 5.000 05/15/49 2,074
Marietta Development Authority Revenue Bonds(Þ) 1,000 5.000 11/01/47 1,122
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ)(Ê) 720 2.474 10/01/24 717
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ)(Ê) 1,225 2.524 10/01/33 1,185
Municipal Electric Authority of Georgia Revenue Bonds 1,080 5.000 01/01/34 1,314
Municipal Electric Authority of Georgia Revenue Bonds 2,985 4.000 01/01/49 3,254
Municipal Electric Authority of Georgia Revenue Bonds 1,000 5.000 01/01/49 1,174
Municipal Electric Authority of Georgia Revenue Bonds 1,000 5.000 01/01/63 1,169
Private Colleges & Universities Authority Revenue Bonds 1,000 5.000 10/01/40 1,149
Rockdale County Development Authority Revenue Bonds(Þ) 225 4.000 01/01/38 248
19,776
Guam - 0.6%
Guam Government Waterworks Authority Revenue Bonds 50 5.000 07/01/33 60
Guam Government Waterworks Authority Revenue Bonds 40 5.000 07/01/35 48
Guam Government Waterworks Authority Revenue Bonds 80 5.000 07/01/36 95
Guam Government Waterworks Authority Revenue Bonds 60 5.000 07/01/37 71
Guam Government Waterworks Authority Revenue Bonds 1,120 5.500 07/01/43 1,234
Guam Government Waterworks Authority Revenue Bonds 1,215 5.000 01/01/46 1,386
Port Authority of Guam Revenue Bonds 200 5.000 07/01/37 241
Territory of Guam Revenue Bonds 500 5.000 12/01/31 593
Territory of Guam Revenue Bonds 2,000 5.125 01/01/42 2,109
Territory of Guam Revenue Bonds 200 5.000 12/01/46 230
6,067
Hawaii - 0.3%
State of Hawaii Department of Budget & Finance Revenue Bonds(Þ) 2,210 5.000 01/01/30 2,335
State of Hawaii Department of Budget & Finance Revenue Bonds 625 3.200 07/01/39 651
2,986
Idaho - 0.1%
County of Nez Perce Pollution Control Revenue Bonds 825 2.750 10/01/24 862
Illinois - 12.1%
Bridgeview Finance Corp Sales Tax Revenue Bonds 2,100 5.000 12/01/37 2,323
Chicago Board of Education Capital Improvement Tax Bonds 500 5.750 04/01/35 611
Chicago Board of Education General Obligation Unlimited(µ)(ž) 50 2.248 12/01/27 42
Chicago Board of Education General Obligation Unlimited(µ) 500 5.000 12/01/28 625
Chicago Board of Education General Obligation Unlimited(µ) 1,000 5.000 12/01/29 1,244
Chicago Board of Education General Obligation Unlimited(µ) 345 5.078 12/01/29 271
Chicago Board of Education General Obligation Unlimited(µ)(ž) 50 2.564 12/01/30 38

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
258 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education General Obligation Unlimited(µ)(ž) 375 2.654 12/01/31 275
Chicago Board of Education General Obligation Unlimited(µ) 1,825 5.000 12/01/31 2,245
Chicago Board of Education General Obligation Unlimited(µ) 250 5.000 12/01/32 308
Chicago Board of Education General Obligation Unlimited 150 5.125 12/01/32 170
Chicago Board of Education General Obligation Unlimited(µ) 1,000 5.000 12/01/33 1,227
Chicago Board of Education General Obligation Unlimited 1,200 5.000 12/01/34 1,419
Chicago Board of Education General Obligation Unlimited 115 5.250 12/01/35 130
Chicago Board of Education General Obligation Unlimited 75 5.250 12/01/39 84
Chicago Board of Education General Obligation Unlimited 1,505 5.500 12/01/39 1,603
Chicago Board of Education General Obligation Unlimited 1,100 5.000 12/01/41 1,160
Chicago Board of Education General Obligation Unlimited 100 5.000 04/01/42 115
Chicago Board of Education General Obligation Unlimited(Þ) 2,000 7.000 12/01/42 2,608
Chicago Board of Education General Obligation Unlimited 2,325 7.000 12/01/44 2,865
Chicago Board of Education General Obligation Unlimited 100 5.000 04/01/46 114
Chicago Board of Education General Obligation Unlimited 200 5.000 12/01/46 230
Chicago Board of Education General Obligation Unlimited 1,460 6.500 12/01/46 1,798
Chicago Board of Education General Obligation Unlimited(Þ) 1,500 7.000 12/01/46 1,945
Chicago Board of Education Special Tax 3,445 6.000 04/01/46 4,181
Chicago General Obligation Unlimited 1,000 5.000 01/01/35 1,105
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 01/01/46 1,139
Chicago O'Hare International Airport Revenue Bonds 1,000 5.000 07/01/48 1,181
Chicago Sales Tax Revenue Bonds(ae) 1,540 5.000 01/01/22 1,659
Chicago Sales Tax Securitization Corp. Revenue Bonds 100 5.000 01/01/36 126
Chicago Sales Tax Securitization Corp. Revenue Bonds 85 4.000 01/01/38 98
Chicago Sales Tax Securitization Corp. Revenue Bonds 75 4.000 01/01/39 86
Chicago Transit Authority Revenue Bonds 3,500 5.000 12/01/46 4,132
Chicago Wastewater Transmission Revenue Bonds(µ) 75 5.250 01/01/42 90
Chicago Wastewater Transmission Revenue Bonds(µ) 210 4.000 01/01/52 227
City of Chicago General Obligation Unlimited 430 5.000 01/01/27 512
City of Chicago General Obligation Unlimited 425 5.000 01/01/28 514
City of Chicago General Obligation Unlimited 500 5.250 01/01/28 578
City of Chicago General Obligation Unlimited 2,515 5.000 01/01/29 2,601
City of Chicago General Obligation Unlimited 270 4.605 01/01/30 199
City of Chicago General Obligation Unlimited 390 5.000 01/01/30 485
City of Chicago General Obligation Unlimited(µ)(ž) 375 2.811 01/01/31 277
City of Chicago General Obligation Unlimited 650 5.000 01/01/31 800
City of Chicago General Obligation Unlimited 250 5.500 01/01/31 291
City of Chicago General Obligation Unlimited 340 5.000 01/01/32 420
City of Chicago General Obligation Unlimited 235 5.000 01/01/33 250
City of Chicago General Obligation Unlimited 35 5.000 01/01/34 35
City of Chicago General Obligation Unlimited 100 5.250 01/01/35 103
City of Chicago General Obligation Unlimited 165 5.500 01/01/37 191
City of Chicago General Obligation Unlimited 2,000 5.000 01/01/38 2,270
City of Chicago General Obligation Unlimited 2,025 6.000 01/01/38 2,500
City of Chicago General Obligation Unlimited 2,465 5.500 01/01/42 2,819
City of Chicago General Obligation Unlimited 2,250 5.500 01/01/49 2,732
City of Chicago Revenue Bonds(ae) 3,000 5.250 01/01/22 3,247
City of Chicago Revenue Bonds(ae) 900 5.000 01/01/25 1,076
City of Chicago Waterworks Revenue Bonds 100 5.000 11/01/29 119
Cook County Community College District No. 508 General Obligation Unlimited 1,000 5.500 12/01/38 1,106
Illinois Finance Authority Revenue Bonds(µ) 1,720 4.000 06/15/28 1,932
Illinois Finance Authority Revenue Bonds(~)(Ê) 1,300 1.250 10/01/29 1,300
Illinois Finance Authority Revenue Bonds 1,390 5.000 05/15/36 1,508
Illinois Finance Authority Revenue Bonds 1,000 5.000 09/01/36 1,172
Illinois Finance Authority Revenue Bonds 1,865 5.000 05/15/37 2,081
Illinois Finance Authority Revenue Bonds 630 5.000 12/01/37 701
Illinois Finance Authority Revenue Bonds 90 6.000 05/15/39 91

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 259
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds(~)(Ê) 350 6.750 10/15/40 359
Illinois Finance Authority Revenue Bonds 100 5.100 12/01/43 28
Illinois Finance Authority Revenue Bonds 1,000 5.000 08/01/46 1,151
Illinois Finance Authority Revenue Bonds 100 5.000 09/01/46 115
Illinois Finance Authority Revenue Bonds 100 5.000 05/15/47 110
Illinois Finance Authority Revenue Bonds 1,500 5.000 12/01/47 1,677
Illinois Finance Authority Revenue Bonds 100 5.000 12/01/53 44
Illinois Finance Authority Revenue Bonds 150 5.250 12/01/53 41
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds 1,000 5.000 02/15/50 1,137
Illinois General Obligation Unlimited 1,625 5.000 11/01/25 1,888
Illinois General Obligation Unlimited 500 5.000 12/01/35 591
Illinois General Obligation Unlimited 240 5.000 05/01/42 280
Illinois General Obligation Unlimited 250 5.000 12/01/42 290
Illinois General Obligation Unlimited 240 5.000 05/01/43 279
Illinois State University Revenue Bonds(µ) 250 5.000 04/01/36 300
Illinois State University Revenue Bonds(µ) 225 5.000 04/01/37 269
Illinois State University Revenue Bonds(µ) 200 5.000 04/01/38 239
Illinois State University Revenue Bonds(µ) 275 5.000 04/01/39 327
Metropolitan Pier & Exposition Authority Revenue Bonds 1,000 5.000 12/15/28 1,072
Metropolitan Pier & Exposition Authority Revenue Bonds(µ) 10 2.968 06/15/30 8
Metropolitan Pier & Exposition Authority Revenue Bonds(µ) 285 4.341 06/15/30 220
Metropolitan Pier & Exposition Authority Revenue Bonds 4,000 4.000 06/15/50 4,401
Metropolitan Pier & Exposition Authority Revenue Bonds 1,650 5.000 06/15/52 1,744
Metropolitan Pier & Exposition Authority Revenue Bonds 15,600 5.047 12/15/54 4,728
Metropolitan Pier & Exposition Authority Revenue Bonds(µ) 1,600 4.752 12/15/56 523
Metropolitan Pier & Exposition Authority Revenue Bonds 5,800 5.068 12/15/56 1,641
Metropolitan Pier & Exposition Authority Revenue Bonds 1,970 5.000 06/15/57 2,288
Sangamon County Water Reclamation District General Obligation Unlimited 1,750 4.000 01/01/49 1,944
Springfield Metropolitan Sanitation District General Obligation Limited 1,000 5.750 01/01/53 1,183
State of Illinois General Obligation Unlimited 255 5.000 08/01/21 268
State of Illinois General Obligation Unlimited 350 5.000 11/01/21 370
State of Illinois General Obligation Unlimited 1,250 5.000 02/01/27 1,495
State of Illinois General Obligation Unlimited 3,775 5.000 11/01/27 4,538
State of Illinois General Obligation Unlimited 400 5.000 05/01/28 447
State of Illinois General Obligation Unlimited 700 5.000 10/01/28 859
State of Illinois General Obligation Unlimited 2,000 5.000 11/01/28 2,394
State of Illinois General Obligation Unlimited 1,000 5.000 05/01/29 1,116
State of Illinois General Obligation Unlimited 3,830 5.000 11/01/29 4,558
State of Illinois General Obligation Unlimited(µ) 875 4.000 02/01/30 988
State of Illinois General Obligation Unlimited(µ) 265 4.000 02/01/31 298
State of Illinois General Obligation Unlimited 1,280 5.100 06/01/33 1,443
State of Illinois General Obligation Unlimited 1,000 5.000 10/01/33 1,199
State of Illinois General Obligation Unlimited 1,000 5.000 05/01/39 1,097
State of Illinois General Obligation Unlimited 2,600 5.000 12/01/39 3,040
State of Illinois General Obligation Unlimited 1,910 4.500 12/01/41 2,132
State of Illinois General Obligation Unlimited 2,500 4.000 11/01/44 2,721
Town of Cortland Illinois Special Service Areas No. 9 & 10 Special Tax 100 5.800 03/01/37 99
Upper Illinois River Valley Redevelopment Authority Revenue Bonds(Þ) 100 5.000 01/01/55 107
Village of Morton Grove Tax Increment Revenue Tax Allocation 100 5.000 01/01/39 103
127,533
Indiana - 0.3%
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/44 109
Indiana Finance Authority Revenue Bonds 2,000 5.000 10/01/44 2,160
Indiana Finance Authority Revenue Bonds 405 5.500 08/15/45 413
Indiana Finance Authority Revenue Bonds 100 4.000 09/15/49 109
Indiana Municipal Power Agency Revenue Bonds 250 5.000 01/01/42 298
3,089
Iowa - 0.3%

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
260 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Coralville Revenue Bonds 1,070 4.000 05/01/31 1,084
Iowa Finance Authority Revenue Bonds 220 3.125 12/01/22 224
Iowa Tobacco Settlement Authority Revenue Bonds 160 5.375 06/01/38 162
Xenia Rural Water District Revenue Bonds 1,250 5.000 12/01/36 1,459
2,929
Kansas - 0.3%
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/28 86
City of Wichita Health Care Facilities Revenue Bonds 75 5.000 05/15/29 86
City of Wichita Health Care Facilities Revenue Bonds 150 5.000 05/15/34 169
City of Wichita Health Care Facilities Revenue Bonds 100 5.000 05/15/50 109
Overland Park Development Corp. Revenue Bonds 1,500 5.000 03/01/44 1,804
Wyandotte County City Unified Government Revenue Bonds 475 4.500 06/01/40 503
2,757
Kentucky - 1.0%
County of Ohio Kentucky Revenue Bonds 2,005 6.000 07/15/31 2,031
Kentucky Asset / Liability Commission Revenue Bonds(µ)(Ê) 1,275 2.363 11/01/27 1,265
Kentucky Economic Development Finance Authority Revenue Bonds(µ) 150 4.000 06/01/37 166
Kentucky Economic Development Finance Authority Revenue Bonds 1,500 5.000 06/01/41 1,735
Kentucky Economic Development Finance Authority Revenue Bonds(µ) 100 4.000 12/01/41 111
Kentucky Economic Development Finance Authority Revenue Bonds(µ) 100 4.000 06/01/45 108
Kentucky Economic Development Finance Authority Revenue Bonds 530 5.000 08/01/49 644
Kentucky Public Energy Authority Natural Gas Revenue Bonds(~)(ae)(Ê) 1,275 4.000 06/01/25 1,433
Kentucky Public Energy Authority Revenue Bonds(~)(ae)(Ê) 2,275 4.000 06/01/25 2,554
10,047
Louisiana - 2.3%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 125 5.000 12/01/34 153
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 125 5.000 12/01/39 150
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê) 5,500 1.210 08/01/35 5,500
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê) 10,200 1.210 12/01/40 10,200
Lakeshore Villages Master Community Development District Special Assessment(Þ) 100 4.125 06/01/39 101
Lakeshore Villages Master Community Development District Special Assessment(Þ) 200 4.375 06/01/48 203
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ) 80 5.000 10/01/39 96
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ) 150 4.000 10/01/41 165
Louisiana Public Facilities Authority Revenue Bonds(~)(Ê) 1,720 1.500 04/02/23 1,720
Louisiana Public Facilities Authority Revenue Bonds 400 3.375 09/01/28 408
Louisiana Public Facilities Authority Revenue Bonds 375 3.500 06/01/30 384
Louisiana Public Facilities Authority Revenue Bonds 635 4.000 05/15/42 689
Louisiana Public Facilities Authority Revenue Bonds 750 5.000 05/15/46 873
Louisiana Public Facilities Authority Revenue Bonds 275 5.000 07/01/59 329
New Orleans Aviation Board Revenue Bonds 2,000 5.000 01/01/45 2,271
New Orleans Aviation Board Revenue Bonds 150 5.000 01/01/48 175
Port New Orleans Board of Commissioners Revenue Bonds(µ) 1,000 5.000 04/01/48 1,206
24,623
Maine - 0.2%
Maine Health & Higher Education Facilities Authority Revenue Bonds 2,000 5.000 07/01/33 2,178
Maine Health & Higher Educational Facilities Authority Revenue Bonds 500 5.000 07/01/43 605
2,783
Maryland - 1.6%
Baltimore Convention Center Hotel Revenue Bonds 2,600 5.000 09/01/39 3,046
Baltimore Research Park Project Revenue Bonds 150 5.000 09/01/38 169
Baltimore Research Park Project Revenue Bonds 360 4.000 01/01/45 405
Baltimore Research Park Project Revenue Bonds 440 4.000 01/01/50 494
Baltimore Research Park Project Tax Allocation(Þ) 100 3.500 06/01/39 102
Baltimore Research Park Project Tax Allocation(Þ) 100 3.625 06/01/46 102
City of Brunswick Special Tax 100 5.000 07/01/36 113
County of Frederick Educational Facilities Revenue Bonds(Þ) 2,705 5.000 09/01/45 3,054

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 261
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Prince George's Special Obligation Tax Allocation(Þ) 115 5.250 07/01/48 129
Maryland Economic Development Corp. Revenue Bonds 1,100 4.000 07/01/39 1,240
Maryland Economic Development Corp. Revenue Bonds 200 5.000 06/01/49 242
Maryland Economic Development Corp. Revenue Bonds 125 5.000 06/01/58 141
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,250 5.000 07/01/43 1,447
Maryland Health & Higher Educational Facilities Authority Revenue Bonds(~)(Ê) 4,800 1.480 04/01/35 4,800
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 600 5.250 01/01/37 693
Maryland Health & Higher Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/45 1,146
17,323
Massachusetts - 1.3%
Commonwealth of Massachusetts General Obligation Limited 1,500 4.000 05/01/39 1,736
Commonwealth of Massachusetts General Obligation Unlimited(µ)(Ê) 285 2.403 05/01/37 283
Massachusetts Development Finance Agency Revenue Bonds 1,415 5.000 09/01/35 1,538
Massachusetts Development Finance Agency Revenue Bonds 1,580 5.000 10/01/35 1,857
Massachusetts Development Finance Agency Revenue Bonds(Þ) 1,250 5.000 10/01/37 1,386
Massachusetts Development Finance Agency Revenue Bonds(Þ) 100 5.000 11/15/38 115
Massachusetts Development Finance Agency Revenue Bonds 1,670 5.000 07/01/44 1,903
Massachusetts Development Finance Agency Revenue Bonds 1,500 5.000 09/01/45 1,613
Massachusetts Development Finance Agency Revenue Bonds 335 5.000 07/01/46 393
Massachusetts Development Finance Agency Revenue Bonds(Þ) 150 5.125 11/15/46 171
Massachusetts Development Finance Agency Revenue Bonds 2,000 5.000 01/01/47 2,331
13,326
Michigan - 2.9%
City of Detroit General Obligation Ltd.(~)(Ê) 2,500 6.000 04/01/34 2,227
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/29 1,173
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/34 1,152
City of Detroit Sewage Disposal System Revenue Bonds(µ) 500 5.000 07/01/39 544
City of Detroit Sewage Disposal System Revenue Bonds 2,010 5.250 07/01/39 2,199
City of Detroit Water Supply System Revenue Bonds 200 5.000 07/01/36 209
City of Detroit Water Supply System Revenue Bonds 1,370 5.000 07/01/41 1,431
Detroit Downtown Development Authority Tax Allocation Revenue Bonds(µ) 1,000 5.000 07/01/48 1,116
Karegnondi Water Authority Revenue Bonds 75 5.000 11/01/45 89
Michigan Finance Authority Revenue Bonds 2,185 5.000 02/01/37 2,400
Michigan Finance Authority Revenue Bonds 1,000 3.875 10/01/23 1,071
Michigan Finance Authority Revenue Bonds 300 5.000 07/01/33 352
Michigan Finance Authority Revenue Bonds(µ) 1,000 5.000 07/01/36 1,141
Michigan Finance Authority Revenue Bonds 1,815 5.500 11/15/45 1,968
Michigan Finance Authority Revenue Bonds 250 5.000 11/15/48 308
Michigan Finance Authority Revenue Bonds 325 4.000 11/15/50 362
Michigan Strategic Fund Revenue Bonds(µ) 435 4.500 06/30/48 494
Michigan Strategic Fund Revenue Bonds 3,000 5.000 06/30/48 3,576
Michigan Tobacco Settlement Finance Authority Revenue Bonds 140 5.125 06/01/22 140
Michigan Tobacco Settlement Finance Authority Revenue Bonds 2,560 6.000 06/01/34 2,585
Michigan Tobacco Settlement Finance Authority Revenue Bonds 1,000 5.000 11/15/43 1,141
Michigan Tobacco Settlement Finance Authority Revenue Bonds 5,500 8.694 06/01/52 343
Michigan Tobacco Settlement Finance Authority Revenue Bonds 23,650 9.111 06/01/52 1,567
University of Michigan Revenue Bonds(~)(Ê) 3,000 0.420 04/01/42 3,000
30,588
Minnesota - 1.5%
City of Blaine Healthcare Revenue Bonds 1,400 6.125 07/01/45 1,436
City of Forest Lake Charter School Lease Revenue Bonds 500 5.250 08/01/43 564
City of Ham Lake Minnesota Revenue Bonds 2,000 5.000 11/01/36 2,197
City of Minneapolis Charter Lease Revenue Bonds(Þ) 1,400 5.000 12/01/32 1,488
City of St Cloud  Revenue Bonds 350 5.000 05/01/48 431
City of St Cloud  Revenue Bonds 125 4.000 05/01/49 140
Duluth Economic Development Authority Health Care Facilities Revenue Bonds 200 4.250 02/15/48 224
Duluth Economic Development Authority Health Care Facilities Revenue Bonds 2,500 5.000 02/15/48 3,009
Duluth Economic Development Authority Health Care Facilities Revenue Bonds 1,425 5.250 02/15/53 1,733

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
262 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Duluth Economic Development Authority Revenue Bonds 1,000 5.625 12/01/55 1,076
Duluth Independent School District No 709 Certificate of Participation 35 3.250 03/01/25 36
Duluth Independent School District No 709 Certificate of Participation 40 4.000 03/01/26 43
Duluth Independent School District No 709 Certificate of Participation 45 4.000 03/01/29 49
Duluth Independent School District No 709 Certificate of Participation 75 4.000 03/01/32 81
Duluth Independent School District No 709 Certificate of Participation 40 4.200 03/01/34 43
Housing & Redevelopment Authority of The City of State Paul Minnesota Revenue
Bonds 350 6.000 09/01/51 402
Minnesota Higher Education Facilities Authority Revenue Bonds 100 4.000 12/01/40 113
St. Paul Housing & Redevelopment Authority Revenue Bonds(ae) 2,000 5.250 11/15/20 2,067
St. Paul Housing & Redevelopment Authority Revenue Bonds(Þ) 140 5.250 07/01/33 154
St. Paul Housing & Redevelopment Authority Revenue Bonds(Þ) 230 5.500 07/01/38 253
State of Minnesota Higher Education Facilities Authority Revenue Bonds 100 5.000 05/01/47 115
15,654
Mississippi - 0.9%
Mississippi Business Finance Commission Revenue Bonds(~)(Ê) 5,150 0.610 12/01/30 5,150
Mississippi Business Finance Corp. Revenue Bonds(Þ) 1,785 4.000 10/15/30 1,811
Mississippi Business Finance Corp. Revenue Bonds(~)(Ê) 850 1.170 12/01/30 850
Mississippi Business Finance Corp. Revenue Bonds(~)(Ê) 100 1.540 12/01/30 100
Mississippi Business Finance Corp. Revenue Bonds(Ê) 1,455 1.170 11/01/35 1,455
9,366
Missouri - 0.7%
Branson Industrial Development Authority Tax Allocation 135 5.500 06/01/29 135
Cape Girardeau County Industrial Development Authority Revenue Bonds 75 5.000 03/01/36 87
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 1,560 5.000 05/01/40 1,683
I-470 Western Gateway Transportation Development District Revenue Bonds(Þ) 250 5.250 12/01/48 265
Industrial Development Authority of the City of St. Louis Revenue Bonds 100 4.750 11/15/47 110
Kansas City Land Clearance Redevelopment Authority Tax Allocation(Þ) 1,500 5.000 02/01/40 1,677
Missouri State Health & Educational Facilities Authority Revenue Bonds 155 5.000 09/01/43 188
Missouri State Health & Educational Facilities Authority Revenue Bonds 130 5.000 09/01/48 157
St. Louis County Industrial Development Authority Revenue Bonds 650 5.000 08/15/30 721
St. Louis Land Clearance for Redevelopment Authority Revenue Bonds 1,000 4.000 06/01/41 1,055
The Metropolitan St. Louis Sewer District Revenue Bonds 1,235 5.000 05/01/47 1,504
7,582
Montana - 0.2%
Montana Facility Finance Authority Health Care Facilities Revenue Bonds 1,500 5.000 07/01/43 1,732
Nevada - 0.3%
Carson City Hospital Revenue Bonds 1,025 5.000 09/01/47 1,202
Henderson Local Improvement Districts Special Assessment 50 4.000 09/01/35 52
Las Vegas Redevelopment Agency Tax Allocation 250 5.000 06/15/45 286
Las Vegas Special Improvement District 607 Special Assessment 185 5.000 06/01/24 203
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.250 06/01/37 26
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.375 06/01/42 26
Las Vegas Special Improvement District No. 813 Special Assessment 25 4.500 06/01/47 26
Nevada Department of Business & Industry Revenue Bonds(Þ) 1,100 5.000 07/15/37 1,198
3,019
New Hampshire - 0.7%
New Hampshire Business Finance Authority Revenue Bonds(ae)(Ê) 1,000 2.280 10/01/21 1,000
New Hampshire Business Finance Authority Revenue Bonds(~)(Ê)(Þ) 100 2.950 04/01/29 101
New Hampshire Health and Education Facilities Authority Revenue Bonds 500 5.000 10/01/36 563
New Hampshire Health and Education Facilities Authority Revenue Bonds 520 5.000 08/01/59 798
New Hampshire Health and Education Facilities Authority Revenue Bonds 350 5.000 08/01/32 425
New Hampshire Health and Education Facilities Authority Revenue Bonds 370 5.000 08/01/33 448
New Hampshire Health and Education Facilities Authority Revenue Bonds 390 5.000 08/01/34 472
New Hampshire Health and Education Facilities Authority Revenue Bonds 415 5.000 08/01/35 501
New Hampshire Health and Education Facilities Authority Revenue Bonds 430 5.000 08/01/36 517
New Hampshire Health and Education Facilities Authority Revenue Bonds 455 5.000 08/01/37 546

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 263
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Hampshire Health and Education Facilities Authority Revenue Bonds 480 5.000 08/01/38 574
New Hampshire Health and Education Facilities Authority Revenue Bonds 500 5.000 08/01/39 597
New Hampshire Health and Education Facilities Authority Revenue Bonds 525 5.000 08/01/40 625
7,167
New Jersey - 5.1%
City of Atlantic City General Obligation Unlimited(µ) 25 5.000 03/01/32 30
City of Atlantic City General Obligation Unlimited(µ) 35 5.000 03/01/37 42
City of Atlantic City General Obligation Unlimited(µ) 45 5.000 03/01/42 53
New Jersey Economic Development Authority Revenue Bonds(µ) 1,360 7.425 02/15/29 1,767
New Jersey Economic Development Authority Revenue Bonds 500 4.000 07/01/32 554
New Jersey Economic Development Authority Revenue Bonds 500 5.000 07/01/32 574
New Jersey Economic Development Authority Revenue Bonds 5,000 5.000 11/01/40 6,058
New Jersey Economic Development Authority Revenue Bonds 500 5.000 06/15/41 577
New Jersey Economic Development Authority Revenue Bonds(µ) 200 5.000 06/01/42 237
New Jersey Economic Development Authority Revenue Bonds 635 5.000 06/15/42 744
New Jersey Economic Development Authority Revenue Bonds 1,500 5.375 01/01/43 1,700
New Jersey Economic Development Authority Revenue Bonds 100 5.000 07/01/47 112
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 07/15/47 1,147
New Jersey Economic Development Authority Revenue Bonds 675 5.000 10/01/47 782
New Jersey Economic Development Authority Revenue Bonds 1,250 5.000 01/01/48 1,354
New Jersey Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/46 1,080
New Jersey Health Care Facilities Financing Authority Revenue Bonds 100 5.000 07/01/30 119
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ) 300 4.125 07/01/38 326
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ) 150 5.000 07/01/46 171
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,400 3.912 12/15/26 1,218
New Jersey Transportation Trust Fund Authority Revenue Bonds 600 4.302 12/15/29 475
New Jersey Transportation Trust Fund Authority Revenue Bonds 530 5.000 06/15/30 626
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ) 2,160 4.168 12/15/30 1,678
New Jersey Transportation Trust Fund Authority Revenue Bonds 290 5.000 06/15/31 342
New Jersey Transportation Trust Fund Authority Revenue Bonds 370 4.000 12/15/31 417
New Jersey Transportation Trust Fund Authority Revenue Bonds(ž) 2,555 2.673 12/15/32 1,819
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 4.403 12/15/32 562
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ) 500 3.965 12/15/33 358
New Jersey Transportation Trust Fund Authority Revenue Bonds 730 4.465 12/15/33 501
New Jersey Transportation Trust Fund Authority Revenue Bonds 450 5.000 12/15/33 548
New Jersey Transportation Trust Fund Authority Revenue Bonds 100 4.526 12/15/34 66
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ) 975 4.823 12/15/34 677
New Jersey Transportation Trust Fund Authority Revenue Bonds 370 5.000 12/15/35 448
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ) 4,950 5.130 12/15/35 3,202
New Jersey Transportation Trust Fund Authority Revenue Bonds 550 5.591 12/15/35 350
New Jersey Transportation Trust Fund Authority Revenue Bonds(ž) 480 2.967 12/15/36 293
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ) 125 4.342 12/15/36 78
New Jersey Transportation Trust Fund Authority Revenue Bonds 3,755 4.668 12/15/36 2,295
New Jersey Transportation Trust Fund Authority Revenue Bonds 460 5.000 12/15/36 556
New Jersey Transportation Trust Fund Authority Revenue Bonds 500 4.649 12/15/37 295
New Jersey Transportation Trust Fund Authority Revenue Bonds 675 5.000 06/15/38 754
New Jersey Transportation Trust Fund Authority Revenue Bonds 320 4.250 12/15/38 360
New Jersey Transportation Trust Fund Authority Revenue Bonds 4,735 4.680 12/15/38 2,684
New Jersey Transportation Trust Fund Authority Revenue Bonds 400 5.500 06/15/41 425
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,060 5.000 06/15/42 1,132
New Jersey Transportation Trust Fund Authority Revenue Bonds 400 4.000 06/15/44 436
New Jersey Turnpike Authority Revenue Bonds 1,750 4.000 01/01/48 2,019
South Jersey Port Corp. Revenue Bonds 1,645 5.000 01/01/36 1,960
South Jersey Port Corp. Revenue Bonds 1,450 5.000 01/01/48 1,688
South Jersey Port Corp. Revenue Bonds 2,000 5.000 01/01/49 2,334
South Jersey Transportation Authority LLC Revenue Bonds 315 5.000 11/01/26 366
South Jersey Transportation Authority LLC Revenue Bonds 1,945 5.000 11/01/39 2,199

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
264 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tobacco Settlement Financing Corp. Revenue Bonds 2,080 5.000 06/01/46 2,393
Union County Improvement Authority Revenue Bonds(Þ) 350 6.750 12/01/41 368
53,349
New Mexico - 0.0%
City of Farmington Pollution Control Revenue Bonds 100 6.250 06/01/40 102
New York - 3.1%
Brooklyn Arena Local Development Corp. Revenue Bonds(µ) 30 3.000 07/15/43 31
County of Chautauqua Industrial Development Agency Revenue Bonds 650 5.875 04/01/42 652
Dutchess County Industrial Development Agency Revenue Bonds 1,000 4.500 08/01/36 1,000
Hempstead Town Local Development Corp. Revenue Bonds 25 5.000 07/01/30 30
Hempstead Town Local Development Corp. Revenue Bonds 35 5.000 07/01/33 42
Hempstead Town Local Development Corp. Revenue Bonds 35 5.000 07/01/35 42
Hempstead Town Local Development Corp. Revenue Bonds 30 5.000 07/01/36 36
Hempstead Town Local Development Corp. Revenue Bonds 20 5.000 07/01/38 24
Jefferson County Civic Facility Development Corp. Revenue Bonds 1,000 4.000 11/01/32 1,106
New York City Housing Development Corp. Revenue Bonds 600 3.500 02/15/48 630
New York City Industrial Development Agency Revenue Bonds(µ) 2,175 5.000 01/01/39 2,201
New York City Water & Sewer System Revenue Bonds 1,975 4.000 06/15/40 2,316
New York Liberty Development Corp. Revenue Bonds(Þ) 500 5.000 11/15/44 556
New York Liberty Development Corp. Revenue Bonds(Þ) 1,500 7.250 11/15/44 1,786
New York Liberty Development Corp. Revenue Bonds 2,000 2.800 09/15/69 2,079
New York State Dormitory Authority Revenue Bonds(Þ) 900 5.000 12/01/29 1,089
New York State Dormitory Authority Revenue Bonds(Þ) 400 5.000 12/01/35 459
New York State Dormitory Authority Revenue Bonds 2,000 4.000 07/01/50 2,308
New York Transportation Development Corp. Revenue Bonds 500 5.000 08/01/26 525
New York Transportation Development Corp. Revenue Bonds 1,315 4.000 07/01/33 1,439
New York Transportation Development Corp. Revenue Bonds(µ) 1,000 4.000 07/01/46 1,083
New York Transportation Development Corp. Revenue Bonds 475 5.000 07/01/46 539
New York Transportation Development Corp. Revenue Bonds 3,175 5.250 01/01/50 3,627
New York Transportation Development Corp. Revenue Bonds(µ) 300 4.000 01/01/51 323
New York Transportation Development Facilities Revenue Bonds 275 5.000 01/01/33 336
New York Transportation Development Facilities Revenue Bonds 200 5.000 01/01/34 244
New York Transportation Development Facilities Revenue Bonds 1,825 4.000 01/01/36 2,043
New York Transportation Development Facilities Revenue Bonds 375 5.000 01/01/36 456
Oneida County Local Development Corp. Revenue Bonds(µ) 30 4.000 12/01/32 35
Oneida County Local Development Corp. Revenue Bonds(µ) 35 4.000 12/01/33 41
Oneida County Local Development Corp. Revenue Bonds(µ) 30 4.000 12/01/34 35
Oneida County Local Development Corp. Revenue Bonds(µ) 30 4.000 12/01/35 35
Oneida County Local Development Corp. Revenue Bonds(µ) 40 4.000 12/01/36 47
Oneida County Local Development Corp. Revenue Bonds(µ) 30 4.000 12/01/37 35
Oneida County Local Development Corp. Revenue Bonds(µ) 30 4.000 12/01/38 35
Oneida County Local Development Corp. Revenue Bonds(µ) 90 3.000 12/01/39 93
Oneida County Local Development Corp. Revenue Bonds(µ) 60 3.000 12/01/40 62
Oneida County Local Development Corp. Revenue Bonds(µ) 120 4.000 12/01/49 136
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 2,350 6.625 06/01/44 2,474
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds 250 6.000 06/01/48 250
TSASC, Inc. Revenue Bonds 2,500 5.000 06/01/45 2,568
Westchester County Local Development Corp. Revenue Bonds 125 5.000 11/01/46 142
Yonkers New York Economic Development Corp. Revenue Bonds 25 5.000 10/15/39 29
Yonkers New York Economic Development Corp. Revenue Bonds 30 5.000 10/15/49 34
Yonkers New York Economic Development Corp. Revenue Bonds 30 5.000 10/15/54 34
33,087
North Carolina - 0.9%
North Carolina Capital Facilities Finance Agency Revenue Bonds 1,230 5.000 10/01/44 1,504
North Carolina Medical Care Commission Revenue Bonds 1,620 5.000 10/01/42 1,819
North Carolina Medical Care Commission Revenue Bonds 1,105 5.000 07/01/44 1,277
North Carolina Medical Care Commission Revenue Bonds 1,000 5.000 01/01/49 1,170

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 265
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Carolina Turnpike Authority Revenue Bonds 1,000 5.000 07/01/51 1,147
North Carolina Turnpike Authority Triangle Expressway System Revenue Bonds 2,000 5.000 01/01/49 2,457
9,374
North Dakota - 0.5%
County of Burleigh North Dakota Revenue Bonds 705 5.200 04/15/46 747
County of Ward Health Care Facilities Revenue Bonds 1,000 5.000 06/01/38 1,169
County of Ward Health Care Facilities Revenue Bonds 2,500 5.000 06/01/48 2,861
4,777
Ohio - 4.7%
Akron Bath Copley Joint Township Hospital District Revenue Bonds 3,000 5.250 11/15/46 3,552
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 4,345 5.125 06/01/24 4,367
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,550 5.375 06/01/24 1,556
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 4,230 5.875 06/01/30 4,250
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 3,045 5.750 06/01/34 3,059
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 4,300 5.875 06/01/47 4,318
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 12,950 9.718 06/01/47 968
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 44,295 10.920 06/01/52 2,520
Centerville Health Care Revenue Bonds 100 5.250 11/01/37 114
Centerville Health Care Revenue Bonds 150 5.250 11/01/50 168
Cleveland-Cuyahoga County Port Authority Revenue Bonds 1,000 4.000 08/01/44 1,111
Columbus-Franklin County Finance Authority Revenue Bonds 1,515 4.000 11/15/38 1,572
County of Cuyahoga Hospital Revenue Bonds 2,140 5.000 02/15/42 2,478
County of Darke Revenue Bonds 50 4.000 09/01/40 54
County of Darke Revenue Bonds 50 4.000 09/01/45 53
County of Darke Revenue Bonds 75 5.000 09/01/49 87
County of Lucas Hospital Revenue Bonds 1,650 5.250 11/15/48 1,951
Cuyahoga County Hospital Revenue Bonds 1,000 5.000 02/15/37 1,172
Cuyahoga County Hospital Revenue Bonds 2,000 5.250 02/15/47 2,344
Cuyahoga County Hospital Revenue Bonds 2,000 5.000 02/15/57 2,287
Franklin County Convention Facilities Authority Revenue Bonds 500 5.000 12/01/51 594
Ohio Air Quality Development Authority Revenue Bonds(Þ) 100 3.750 01/15/28 109
Ohio Air Quality Development Authority Revenue Bonds 230 3.250 09/01/29 243
Ohio Air Quality Development Authority Revenue Bonds(Þ) 120 4.250 01/15/38 135
Ohio Air Quality Development Authority Revenue Bonds(Þ) 1,190 4.500 01/15/48 1,329
Ohio Higher Educational Facility Commission Revenue Bonds 1,385 5.250 12/01/43 1,555
Ohio Higher Educational Facility Commission Revenue Bonds 2,000 5.000 11/01/44 2,274
Ohio St Hospital Revenue Aultman Health Foundation Revenue Bonds(Þ) 275 5.000 12/01/48 306
Port of Greater Cincinnati Development Authority Revenue Bonds 3,175 5.000 11/15/45 3,718
State of Ohio Hospital Revenue Bonds(Þ) 110 5.000 12/01/38 124
State of Ohio Hospital Revenue Bonds 350 3.000 01/15/45 355
Toledo-Lucas Port Authority Revenue Bonds 925 5.000 07/01/39 1,006
49,729
Oklahoma - 0.6%
Norman Regional Hospital Authority Revenue Bonds 1,500 5.000 09/01/37 1,766
Oklahoma Development Finance Authority Revenue Bonds 2,040 5.000 08/01/47 1,142
Oklahoma Development Finance Authority Revenue Bonds(µ) 500 4.000 08/15/52 553
Oklahoma Development Finance Authority Revenue Bonds 660 5.250 08/01/57 370
Oklahoma Development Finance Authority Revenue Bonds 500 5.500 08/15/57 607
Tulsa Airports Improvement Trust Revenue Bonds(~)(ae)(Ê) 1,000 5.000 06/01/25 1,137
Tulsa County Industrial Authority Revenue Bonds 1,000 5.250 11/15/37 1,152
6,727
Oregon – 0.6%
Astoria Hospital Facilities Authority Revenue Bonds 740 5.000 08/01/41 854
Oregon State Facilities Authority Revenue Bonds(Þ) 1,000 5.000 10/01/36 1,071
Oregon State Facilities Authority Revenue Bonds 2,500 5.000 04/01/45 2,903
Oregon State Facilities Authority Revenue Bonds 500 5.000 10/01/46 575
Oregon State Facilities Authority Revenue Bonds(Þ) 1,000 5.000 10/01/48 1,060
6,463

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
266 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Pennsylvania - 5.0%
Allegheny County Hospital Development Authority Revenue Bonds 1,765 4.000 04/01/44 1,950
Allegheny County Industrial Development Authority Revenue Bonds 250 4.875 11/01/24 264
Allegheny County Industrial Development Authority Revenue Bonds 150 5.125 05/01/30 164
Allentown Development Authority Tax Revenue Bonds(Þ) 1,000 5.000 05/01/33 1,183
Allentown Development Authority Tax Revenue Bonds(Þ) 250 5.000 05/01/42 287
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds(Þ) 1,000 5.000 05/01/28 1,145
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds(Þ) 500 5.000 05/01/32 584
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds(Þ) 4,250 5.000 05/01/42 4,749
Bucks County Industrial Development Authority Revenue Bonds 100 5.000 10/01/37 113
Chester County Health & Education Facilities Authority Revenue Bonds 795 5.000 11/01/24 868
Chester County Health & Education Facilities Authority Revenue Bonds 625 5.000 11/01/25 691
Chester County Health & Education Facilities Authority Revenue Bonds 205 4.250 11/01/32 212
Chester County Health & Education Facilities Authority Revenue Bonds 1,985 5.000 11/01/37 2,170
City of Erie Higher Education Building Authority Revenue Bonds 2,065 5.000 09/15/33 2,204
City of Harrisburg General Obligation Unlimited(µ) 285 4.697 09/15/22 261
City of Scranton General Obligation Unlimited(Þ) 1,275 5.000 09/01/28 1,498
Clairton Municipal Authority Revenue Bonds 240 5.000 12/01/42 260
Commonwealth Financing Authority Revenue Bonds 100 5.000 06/01/34 124
Commonwealth Financing Authority Revenue Bonds 150 5.000 06/01/35 185
Commonwealth Financing Authority Revenue Bonds(µ) 1,525 4.000 06/01/39 1,721
Dauphin County General Authority Revenue Bonds(Þ) 1,000 5.125 10/15/41 1,147
East Hempfield Township Industrial Development Authority Revenue Bonds 600 5.000 07/01/45 653
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/43 110
Franklin County Industrial Development Authority Revenue Bonds 100 5.000 12/01/48 110
Franklin County Industrial Development Authority Revenue Bonds 510 5.000 12/01/49 558
Franklin County Industrial Development Authority Revenue Bonds 150 5.000 12/01/53 164
Geisinger Authority Revenue Bonds(Ê) 100 2.603 05/01/37 98
General Authority of Southcentral Pennsylvania Revenue Bonds 75 4.000 06/01/44 85
General Authority of Southcentral Pennsylvania Revenue Bonds 125 5.000 06/01/44 155
General Authority of Southcentral Pennsylvania Revenue Bonds(Þ) 1,765 6.500 07/15/48 2,040
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds 500 5.000 07/01/28 600
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds 500 5.000 07/01/33 592
Huntingdon County General Authority Revenue Bonds 1,000 5.000 05/01/46 1,115
Lancaster County Hospital Authority Revenue Bonds 1,000 5.250 07/01/41 1,112
Latrobe Industrial Development Authority Revenue Bonds 1,375 5.000 05/01/43 1,465
Montgomery County Higher Education & Health Authority Revenue Bonds 1,500 5.000 12/01/37 1,681
Montgomery County Industrial Development Authority Revenue Bonds 1,530 5.000 11/15/36 1,802
Montgomery County Industrial Development Authority Revenue Bonds 1,700 5.250 01/15/46 1,916
Northampton County General Purpose Authority Revenue Bonds 1,000 5.000 10/01/36 1,165
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 55 5.000 05/01/44 66
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds 75 5.000 05/01/49 90
Pennsylvania Economic Development Financing Authority Revenue Bonds(~)(ae)(Ê) 2,000 5.000 09/01/20 2,030
Pennsylvania Economic Development Financing Authority Revenue Bonds(Þ) 375 5.750 06/01/36 405
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,250 5.000 06/30/42 1,438
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 355 6.250 09/01/33 399
Pennsylvania Higher Educational Facilities Authority Revenue Bonds 950 5.500 07/15/43 1,039
Pennsylvania Turnpike Commission Revenue Bonds 1,250 5.000 12/01/40 1,452
Pennsylvania Turnpike Commission Revenue Bonds 2,140 5.250 12/01/44 2,710
Pennsylvania Turnpike Commission Revenue Bonds 1,000 5.250 06/01/47 1,208
Philadelphia Authority Industrial Development Revenue Bonds(Þ) 1,500 5.000 03/15/45 1,619
Scranton Redevelopment Authority Revenue Bonds 100 5.000 11/15/28 105
Scranton School District General Obligation Unlimited(µ) 2,000 4.250 06/01/37 2,219
Susquehanna Area Regional Airport Authority Revenue Bonds 200 5.000 01/01/38 234
Washington County Redevelopment Authority Tax Allocation 265 5.000 07/01/28 289
52,504
Puerto Rico - 6.9%
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue Asset Backed Bonds 3,000 5.625 05/15/43 3,056

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 267
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Commonwealth of Puerto Rico General Obligation Unlimited(Ø) 110 5.000 07/01/21 94
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 320 5.250 07/01/24 333
Commonwealth of Puerto Rico General Obligation Unlimited(Ø) 130 5.125 07/01/31 111
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 1,140 5.000 07/01/35 1,218
Commonwealth of Puerto Rico General Obligation Unlimited(Ø) 3,545 8.000 07/01/35 2,482
Commonwealth of Puerto Rico General Obligation Unlimited(Ø) 225 6.000 07/01/40 183
Commonwealth of Puerto Rico General Obligation Unlimited Bonds(Ø) 235 5.000 07/01/35 200
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds 5,826 7.500 08/20/40 4,603
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 1,000 5.000 07/01/21 1,044
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds(µ) 265 5.000 07/01/28 272
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 20 5.000 07/01/30 21
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 50 5.000 07/01/33 53
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 2,220 6.000 07/01/44 2,284
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 150 6.000 07/01/47 163
Puerto Rico Commonwealth General Obligation Unlimited(µ) 100 5.000 07/01/31 101
Puerto Rico Convention Center District Authority Revenue Bonds(µ) 2,100 5.000 07/01/31 2,146
Puerto Rico Electric Power Authority Revenue Bonds(Ø) 650 5.250 07/01/19 510
Puerto Rico Electric Power Authority Revenue Bonds(µ) 565 5.000 07/01/22 575
Puerto Rico Electric Power Authority Revenue Bonds(Ø) 1,685 5.250 07/01/27 1,354
Puerto Rico Electric Power Authority Revenue Bonds(Ø) 2,275 5.000 07/01/28 1,823
Puerto Rico Electric Power Authority Revenue Bonds(Ø) 3,170 5.250 07/01/28 2,548
Puerto Rico Electric Power Authority Revenue Bonds(µ)(Ê) 2,840 2.394 07/01/29 2,805
Puerto Rico Electric Power Authority Revenue Bonds(µ) 100 5.250 07/01/32 109
Puerto Rico Electric Power Authority Revenue Bonds(µ) 355 4.750 07/01/33 355
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ) 20 5.500 07/01/26 22
Puerto Rico Highways & Transportation Authority Revenue Bonds(Ø) 420 5.000 07/01/28 378
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ) 140 5.500 07/01/29 161
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ) 10 5.500 07/01/31 12
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ) 310 5.250 07/01/31 342
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 25 5.250 07/01/32 29
Puerto Rico Highways & Transportation Authority Revenue Bonds(Ø) 205 5.000 07/01/32 103
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ) 525 5.250 07/01/33 603
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ) 260 5.250 07/01/34 299
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ) 1,690 5.250 07/01/36 1,944
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ) 160 4.750 07/01/38 160
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ) 7,060 5.250 07/01/38 7,730
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ) 250 5.250 07/01/41 287
Puerto Rico Highways & Transportation Authority Revenue Bonds(Ø) 180 5.000 07/01/42 90
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 2,230 5.500 07/01/23 2,403
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 795 5.500 07/01/25 876
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 55 5.620 07/01/28 38
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 310 5.620 07/01/29 203
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 730 6.302 07/01/35 341
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 125 5.601 07/01/37 53
Puerto Rico Public Buildings Authority Revenue Bonds(µ) 1,500 5.250 07/01/21 1,560
Puerto Rico Public Buildings Authority Revenue Bonds(µ) 490 6.000 07/01/24 505
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 104 2.314 07/01/24 94
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 394 2.335 07/01/27 332
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 273 2.467 07/01/29 217
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 249 2.684 07/01/31 184
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 585 2.834 07/01/33 402
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 220 4.500 07/01/34 242
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 6,948 4.329 07/01/40 7,544
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 221 4.550 07/01/40 244
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,326 4.675 07/01/46 1,264
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 6,645 5.067 07/01/51 1,405
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 32 4.536 07/01/53 35

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
268 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 1,358 4.750 07/01/53 1,503
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 674 4.784 07/01/58 746
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 10,485 5.000 07/01/58 11,791
72,585
Rhode Island - 0.2%
Tobacco Settlement Financing Corp. Revenue Bonds 3,450 6.959 06/01/52 495
Tobacco Settlement Financing Corp. Revenue Bonds 12,000 8.861 06/01/52 1,611
2,106
South Carolina - 0.8%
Berkeley County Special Assessment 500 4.000 11/01/30 512
South Carolina Jobs - Economic Development Authority Revenue Bonds 1,465 5.250 11/15/47 1,623
South Carolina Jobs - Economic Development Authority Revenue Bonds 135 5.000 11/15/47 157
South Carolina Public Service Authority Revenue Bonds 2,865 5.000 12/01/39 3,278
South Carolina Public Service Authority Revenue Bonds 725 5.000 12/01/46 822
South Carolina State Public Service Authority Revenue Bonds 250 5.250 12/01/55 291
South Carolina Transportation Infrastructure Bank Revenue Bonds(ae) 20 5.250 07/01/25 24
South Carolina Transportation Infrastructure Bank Revenue Bonds 1,800 2.250 10/01/32 1,809
South Carolina Transportation Infrastructure Bank Revenue Bonds 105 5.250 07/01/55 128
8,644
Tennessee - 0.5%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 100 5.000 08/01/49 122
Chattanooga-Hamilton County Hospital Authority Revenue Bonds 2,000 5.000 10/01/44 2,224
Greenville Health & Educational Facilities Board Revenue Bonds 270 4.000 07/01/40 295
Johnson City Health & Educational Facilities Board Revenue Bonds 1,000 5.000 08/15/42 1,077
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 100 5.000 07/01/40 119
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 1,000 5.000 10/01/41 1,173
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 20 5.000 10/01/29 24
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 35 5.000 10/01/39 42
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 100 5.000 07/01/46 117
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds 50 5.000 10/01/48 59
5,252
Texas - 4.6%
Arlington Higher Education Finance Corp. Revenue Bonds 420 3.000 08/15/49 428
Bexar County Health Facilities Development Corp. Revenue Bonds 750 5.000 07/15/37 854
Bexar County Health Facilities Development Corp. Revenue Bonds 600 5.000 07/15/42 679
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 50 5.250 12/01/35 56
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 65 5.000 12/01/40 71
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds 50 5.000 12/01/45 54
Central Texas Regional Mobility Authority Revenue Bonds 1,000 4.000 01/01/41 1,096
Central Texas Regional Mobility Authority Revenue Bonds 100 5.000 01/01/45 116
Central Texas Regional Mobility Authority Revenue Bonds 100 5.000 01/01/46 117
Central Texas Turnpike System Revenue Bonds 3,000 5.000 08/15/42 3,426
Central Texas Turnpike System Revenue Bonds 2,650 5.000 06/30/58 3,137
City of Aubrey Revenue Bonds 660 7.250 09/01/45 709
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds(Þ) 330 5.125 11/01/33 357
City of Celina Special Assessment Revenue Bonds(Þ) 165 4.125 09/01/39 168
City of Celina Texas Special Assessment 50 6.250 09/01/45 53
City of Celina Texas Special Assessment 100 7.500 09/01/45 109
City of Fort Worth Special Assessment Bonds(Þ) 150 5.000 09/01/32 159
City of Hackberry Special Assessment Bonds 85 4.500 09/01/32 97
City of Hackberry Special Assessment Bonds 620 4.500 09/01/38 693
City of Hackberry Special Assessment Bonds 100 5.000 09/01/44 107

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Hackberry Special Assessment Bonds 145 5.000 09/01/47 155
City of Houston Airport Facilities Revenue Bonds 1,300 5.000 07/15/35 1,479
City of Houston Airport System Revenue Bonds 2,995 5.000 07/15/28 3,675
City of Houston Airport System Revenue Bonds 500 5.000 07/01/29 562
City of Houston Airport System Revenue Bonds 1,000 5.000 07/15/30 1,143
City of Justin Special Assessment Bonds(Þ) 270 5.500 09/01/47 286
City of Kyle Special Assessment Revenue Bonds(Þ) 100 4.625 09/01/39 105
City of Kyle Special Assessment Revenue Bonds(Þ) 100 4.750 09/01/44 105
City of Lavon Special Assessment(Þ) 100 4.250 09/15/39 101
City of Lavon Special Assessment(Þ) 100 4.500 09/15/49 102
City of Manor Special Assessment Revenue Bonds 100 4.500 09/15/40 102
City of Mesquite Special Assessment Revenue Bonds(Þ) 100 5.750 09/15/39 104
City of Mesquite Special Assessment Revenue Bonds(Þ) 1,000 5.375 09/01/48 1,067
City of Mesquite Special Assessment Revenue Bonds(Þ) 150 6.000 09/15/49 156
City of Oak Point Special Assessment Bonds(Þ) 100 4.125 09/01/48 104
City of Oak Point Special Assessment Bonds(Þ) 100 4.500 09/01/48 104
City of Princeton Special Assessment(Þ) 100 4.500 09/01/39 101
City of Princeton Special Assessment(Þ) 100 5.500 09/01/39 101
City of Princeton Special Assessment(Þ) 100 4.750 09/01/49 101
City of Princeton Special Assessment(Þ) 100 5.750 09/01/49 101
City of Princeton Special Assessment Bonds(Þ) 130 4.875 09/01/48 139
City of Royse City Special Assessment(Þ) 125 4.125 09/15/39 127
City of Shenandoah Special Assessment Bonds 100 4.500 09/01/23 101
City of Shenandoah Special Assessment Bonds 145 5.700 09/01/47 153
Clifton Higher Education Finance Corp. Revenue Bonds 500 5.000 12/01/45 549
County of Harris Revenue Bonds(µ)(Ê) 1,210 2.468 08/15/35 1,166
Dallas Texas Area Rapid Transit Tax Allocation 515 5.000 12/01/48 614
Decatur Hospital Authority Revenue Bonds 200 5.250 09/01/44 221
Edinburg Economic Development Corp. Revenue Bonds(Þ) 100 4.500 08/15/35 105
Edinburg Economic Development Corp. Revenue Bonds(Þ) 100 5.000 08/15/44 107
Fort Bend County Industrial Development Corp. Revenue Bonds 230 4.750 05/01/38 244
Grand Parkway Transportation Corp. Revenue Bonds 625 5.800 10/01/23 688
Grand Parkway Transportation Corp. Revenue Bonds 450 5.850 10/01/23 496
Grand Parkway Transportation Corp. Revenue Bonds 2,500 5.500 04/01/53 2,815
Houston Independent School District General Obligation Limited 2,000 4.000 02/15/42 2,248
Midlothian Industrial Development Corp. Revenue Bonds(~)(Ê) 600 1.480 08/01/34 600
Mission Economic Development Corp. Revenue Bonds(Þ) 1,050 4.625 10/01/31 1,137
Montgomery County Toll Road Authority Revenue Bonds 150 5.000 09/15/43 170
Montgomery County Toll Road Authority Revenue Bonds 200 5.000 09/15/48 225
New Hope Cultural Education Facilities Corp. Revenue Bonds 55 5.000 04/01/36 57
New Hope Cultural Education Facilities Corp. Revenue Bonds 1,500 4.750 04/01/46 1,539
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(Þ) 100 5.000 08/15/51 111
North East Texas Regional Mobility Authority Revenue Bonds 385 5.000 01/01/41 440
North Texas Tollway Authority Revenue Bonds 2,250 5.000 01/01/38 2,792
North Texas Tollway Authority Revenue Bonds 1,500 5.000 01/01/48 1,780
Port of Beaumont Navigation District of Jefferson County Revenue Bonds(Þ) 210 6.000 01/01/25 215
Port of Beaumont Navigation District of Jefferson County Revenue Bonds(Þ) 125 3.625 01/01/35 128
Port of Beaumont Navigation District of Jefferson County Revenue Bonds(Þ) 680 4.000 01/01/50 699
Red River Education Finance Corp. Texas Education Revenue Bonds 1,255 5.500 10/01/46 1,447
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds 200 5.000 05/15/45 217
Texas City Industrial Development Corp. Revenue Bonds 770 4.125 12/01/45 809
Texas State Transportation Revenue Bonds 100 5.000 12/31/50 114
Texas State Transportation Revenue Bonds 100 5.000 12/31/55 113
Texas Water Development Board Revenue Bonds 855 5.000 04/15/49 1,067
Texas Water Development Board Revenue Bonds 750 4.000 10/15/54 860
Town of Argyle Special Assessment(Þ) 155 4.250 09/01/23 157
Town of Argyle Special Assessment(Þ) 145 5.250 09/01/47 153

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
270 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Town of Hickory Creek Special Assessment 200 3.875 09/01/37 218
Town of Little Elm Special Assessment(Þ) 100 5.000 09/01/47 105
Town of Little Elm Special Assessment(Þ) 730 5.750 09/01/38 789
Viridian Municipal Management District Special Assessment 385 4.750 12/01/43 405
48,360
Utah - 0.4%
Salt Lake City Corp. Airport Revenue Bonds 1,350 5.000 07/01/47 1,604
Utah Infrastructure Agency Telecommunication Revenue Bonds 2,000 5.000 10/15/37 2,304
3,908
Vermont - 0.3%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds 1,050 5.000 10/01/42 1,179
Vermont Student Assistance Corp. Revenue Bonds 1,600 4.500 06/15/45 1,742
2,921
Virgin Islands - 0.8%
Virgin Islands Public Finance Authority Revenue Bonds 535 4.000 10/01/22 528
Virgin Islands Public Finance Authority Revenue Bonds 500 5.000 10/01/22 501
Virgin Islands Public Finance Authority Revenue Bonds 725 5.000 10/01/25 729
Virgin Islands Public Finance Authority Revenue Bonds 1,000 5.000 10/01/26 1,002
Virgin Islands Public Finance Authority Revenue Bonds 180 5.000 10/01/29 181
Virgin Islands Public Finance Authority Revenue Bonds 1,000 5.250 10/01/29 1,005
Virgin Islands Public Finance Authority Revenue Bonds 650 6.625 10/01/29 652
Virgin Islands Public Finance Authority Revenue Bonds 2,220 5.000 10/01/32 2,212
Virgin Islands Public Finance Authority Revenue Bonds 490 6.750 10/01/37 491
Virgin Islands Public Finance Authority Revenue Bonds 450 5.000 10/01/39 448
Virgin Islands Water & Power Authority - Electric System Revenue Bonds 250 5.000 07/01/31 235
7,984
Virginia - 0.8%
Salem Economic Development Authority Revenue Bonds 40 4.000 04/01/45 45
Salem Economic Development Authority Revenue Bonds 50 5.000 04/01/49 62
Tobacco Settlement Financing Corp. Revenue Bonds 1,975 5.200 06/01/46 1,990
Tobacco Settlement Financing Corp. Revenue Bonds 640 6.706 06/01/46 647
Tobacco Settlement Financing Corp. Revenue Bonds 125 5.000 06/01/47 126
Tobacco Settlement Financing Corp. Revenue Bonds(ž) 2,250 8.179 06/01/47 262
Tobacco Settlement Financing Corp. Revenue Bonds 12,175 11.642 06/01/47 1,553
Virginia Small Business Financing Authority Revenue Bonds 150 5.000 07/01/34 160
Virginia Small Business Financing Authority Revenue Bonds 705 5.000 01/01/40 749
Virginia Small Business Financing Authority Revenue Bonds 300 5.000 12/31/52 348
Virginia Small Business Financing Authority Revenue Bonds 2,600 5.000 12/31/56 3,011
8,953
Washington - 1.0%
Washington Health Care Facilities Authority Revenue Bonds 210 5.000 08/01/49 255
Washington Higher Education Facilities Authority Revenue Bonds 2,500 4.000 10/01/49 2,715
Washington State Convention Center Public Facilities District Revenue Bonds 950 5.000 07/01/48 1,154
Washington State Convention Center Public Facilities District Revenue Bonds 2,300 4.000 07/01/58 2,537
Washington State Convention Center Public Facilities District Revenue Bonds 1,635 5.000 07/01/58 1,963
Washington State Housing Finance Commission Revenue Bonds(Þ) 150 5.000 01/01/49 166
Washington State Housing Finance Commission Revenue Bonds(Þ) 200 5.000 01/01/55 220
Whidbey Island Public Hospital District General Obligation Unlimited 1,500 5.500 12/01/33 1,648
10,658
West Virginia - 0.2%
County of Ohio WV Special District Excise Tax Revenue Bonds 55 3.000 03/01/35 56
County of Ohio WV Special District Excise Tax Revenue Bonds 150 3.000 03/01/37 151
County of Ohio WV Special District Excise Tax Revenue Bonds 150 3.250 03/01/41 152
West Virginia Hospital Finance Authority Revenue Bonds 100 5.000 09/01/38 124
West Virginia Hospital Finance Authority Revenue Bonds 75 5.000 09/01/39 93
West Virginia Hospital Finance Authority Revenue Bonds 330 5.000 01/01/43 394
West Virginia Hospital Finance Authority Revenue Bonds 640 4.125 01/01/47 696
1,666

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 271
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wisconsin - 1.1%
Public Energy Authority Revenue Bonds 725 5.350 12/01/45 861
Public Finance Authority Education Revenue Bonds(Þ) 20 4.000 06/15/29 21
Public Finance Authority Education Revenue Bonds(Þ) 525 5.000 06/15/39 557
Public Finance Authority Education Revenue Bonds(Þ) 25 5.000 06/15/49 27
Public Finance Authority Education Revenue Bonds(Þ) 25 5.000 06/15/54 27
Public Finance Authority Revenue Bonds 100 4.300 11/01/30 110
Public Finance Authority Revenue Bonds 675 5.000 10/01/31 802
Public Finance Authority Revenue Bonds 710 5.000 10/01/32 840
Public Finance Authority Revenue Bonds(Þ) 630 5.250 05/15/37 713
Public Finance Authority Revenue Bonds(Þ) 750 5.250 05/15/42 842
Public Finance Authority Revenue Bonds 500 5.000 07/01/42 533
Public Finance Authority Revenue Bonds 340 5.250 07/01/47 376
Public Finance Authority Student Housing Revenue Bonds(µ) 100 5.000 07/01/44 119
Public Finance Authority Student Housing Revenue Bonds(µ) 150 4.125 07/01/49 166
Public Finance Authority Student Housing Revenue Bonds(µ) 100 5.000 07/01/54 118
Public Finance Authority Student Housing Revenue Bonds(Þ) 1,000 5.875 10/01/54 1,018
Public Finance Authority Student Housing Revenue Bonds(µ) 100 5.000 07/01/58 115
Wisconsin Health & Educational Facilities Authority Revenue Bonds
20 4.000 03/15/40 22
Wisconsin Health & Educational Facilities Authority Revenue Bonds
1,235 5.000 03/15/50 1,503
Wisconsin Public Finance Authority Revenue Bonds(Þ) 1,000 5.000 10/01/29 1,187
Wisconsin Public Finance Authority Student Housing Revenue Bonds 1,595 5.000 06/01/39 1,884
11,841
Wyoming - 0.2%
County of Campbell Wastewater Facilities Revenue Bonds 1,860 3.625 07/15/39 2,032
Total Municipal Bonds
(cost $956,673)
1,037,750
Short-Term Investments - 1.5%
U.S. Cash Management Fund(@) 15,793,486 (∞)
15,800
Total Short-Term Investments
(cost $15,799)
15,800
Total Investments 100.1%
(identified cost $972,472)
1,053,550
Other Assets and Liabilities, Net - (0.1%)
(710)
Net Assets - 100.0%
1,052,840

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
272 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
11.4%
Allentown Development Authority Tax Revenue Bonds 04/19/18 250,000 106 .81 267
287
Allentown Development Authority Tax Revenue Bonds 04/19/18 1,000,000 107 .46 1,075
1,183
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 06/29/17 3,250,000 102 .51 3,350
3,693
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 08/18/17 500,000 108 .36 542
584
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 12/19/18 1,000,000 100 .83 1,008
1,145
Arizona Industrial Development Authority Revenue Bonds 09/08/17 1,500,000 108 .68 1,630
1,766
Armstrong Community Development District Special Assessment 10/10/19 30,000 100 .00 30
30
Armstrong Community Development District Special Assessment 10/10/19 75,000 98 .26 74
75
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 12/14/18 1,070,000 99 .38 1,064
1,161
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100 .00 100
102
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100 .16 100
102
Beaumont Community Development District Special Assessment 01/25/19 200,000 100 .00 200
217
Black Creek Community Developments District Special Assessment 01/14/20 25,000 100 .00 25
25
Black Creek Community Developments District Special Assessment 01/14/20 20,000 100 .00 20
20
Blue Lake Community Development District Special Assessment 05/10/19 100,000 100 .00 100
105
Blue Lake Community Development District Special Assessment 05/10/19 100,000 99 .35 99
105
Brookstone Community Development District Special Assessment 01/23/18 100,000 100 .00 100
102
California Community Housing Agency Revenue Bonds 01/31/20 2,000,000 116 .66 2,333
2,357
California Municipal Finance Authority Revenue Bonds 07/01/15 1,000,000 99 .43 994
1,163
California Municipal Finance Authority Revenue Bonds 11/02/16 1,500,000 102 .83 1,542
1,744
California Municipal Finance Authority Revenue Bonds 09/14/18 1,815,000 103 .82 1,884
2,080
California Pollution Control Financing Authority Revenue Bonds 06/11/15 2,670,000 106 .84 2,830
3,003
California Pollution Control Financing Authority Revenue Bonds 01/17/19 2,520,000 97 .18 2,449
2,707
California Pollution Control Financing Authority Revenue Bonds 01/17/19 450,000 98 .36 443
467
California Pollution Control Financing Authority Revenue Bonds 01/30/19 550,000 110 .79 609
668
California School Finance Authority Revenue Bonds 12/10/15 500,000 107 .34 537
561
California School Finance Authority Revenue Bonds 06/21/17 1,000,000 106 .99 1,070
1,181
California Statewide Communities Development Authority Revenue Bonds 12/28/16 2,600,000 103 .06 2,681
2,935
California Statewide Communities Development Authority Revenue Bonds 09/22/17 200,000 107 .95 216
239
California Statewide Communities Development Authority Revenue Bonds 11/01/17 2,500,000 107 .16 2,680
2,847
California Statewide Communities Development Authority Revenue Bonds 02/28/18 500,000 106 .86 534
540
California Statewide Communities Development Authority Revenue Bonds 08/08/18 1,000,000 107 .74 1,077
1,188
California Statewide Communities Development Authority Revenue Bonds 05/15/19 100,000 111 .21 111
117
California Statewide Communities Development College Housing Authority
Revenue Bonds 01/16/19 250,000 104 .42 261
292
California Statewide Communities Development College Housing Authority
Revenue Bonds 01/16/19 200,000 105 .58 211
237
Capital Trust Agency, Inc. Revenue Bonds 01/24/20 100,000 114 .44 114
115
Capital Trust Agency, Inc. Student Housing Revenue Bonds 09/13/18 2,880,000 99 .89 2,878
3,113
Charlotte County Industrial Development Authority Revenue Bonds 12/09/15 250,000 98 .92 247
273
Charlotte County Industrial Development Authority Revenue Bonds 05/31/19 350,000 104 .26 365
387
Chicago Board of Education General Obligation Unlimited 07/11/17 1,500,000 92 .63 1,389
1,945
Chicago Board of Education General Obligation Unlimited 07/11/17 2,000,000 94 .05 1,881
2,608
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds 12/14/18 330,000 100 .00 330
357
City of Celina Special Assessment Revenue Bonds 09/11/19 165,000 100 .00 165
168
City of Fort Worth Special Assessment Bonds 08/16/17 150,000 100 .00 150
159
City of Jacksonville Revenue Bonds 06/08/18 250,000 100 .99 252
281
City of Justin Special Assessment Bonds 03/27/18 270,000 100 .00 270
286
City of Kyle Special Assessment Revenue Bonds 05/08/19 100,000 100 .00 100
105
City of Kyle Special Assessment Revenue Bonds 05/08/19 100,000 100 .00 100
105
City of Lavon Special Assessment 08/21/19 100,000 100 .00 100
102
City of Lavon Special Assessment 08/21/19 100,000 99 .34 99
101
City of Mesquite Special Assessment Revenue Bonds 09/05/18 1,000,000 100 .00 1,000
1,067
City of Mesquite Special Assessment Revenue Bonds 06/04/19 100,000 100 .00 100
104

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 273
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
City of Mesquite Special Assessment Revenue Bonds 06/04/19 150,000 100 .00 150
156
City of Minneapolis Charter Lease Revenue Bonds 12/08/17 1,400,000 102 .66 1,437
1,488
City of Oak Point Special Assessment Bonds 07/25/18 100,000 100 .00 100
104
City of Oak Point Special Assessment Bonds 07/25/18 100,000 99 .51 100
104
City of Princeton Special Assessment 08/27/19 100,000 100 .00 100
101
City of Princeton Special Assessment 08/27/19 100,000 100 .00 100
101
City of Princeton Special Assessment 08/27/19 100,000 100 .00 100
101
City of Princeton Special Assessment 08/27/19 100,000 100 .00 100
101
City of Princeton Special Assessment Bonds 04/24/18 130,000 100 .00 130
139
City of Royse City Special Assessment 08/14/19 125,000 99 .40 124
127
City of Scranton General Obligation Unlimited 08/30/17 1,275,000 106 .67 1,360
1,498
Connecticut State Health & Educational Facilities Authority Revenue Bonds 12/18/19 1,000,000 115 .64 1,156
1,194
Corkscrew Farms Community Development District Special Assessment 12/13/17 170,000 100 .00 170
186
Corkscrew Farms Community Development District Special Assessment 12/13/17 85,000 100 .00 85
93
County of Frederick Educational Facilities Revenue Bonds 01/18/18 2,705,000 106 .67 2,887
3,054
County of Prince George's Special Obligation Tax Allocation 11/16/18 115,000 98 .83 114
129
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 600,000 100 .00 600
622
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 230,000 100 .00 230
238
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 130,000 100 .00 130
134
Dauphin County General Authority Revenue Bonds 01/05/18 1,000,000 97 .87 979
1,147
Davenport Road South Community Development District Special Assessment 02/06/18 100,000 98 .80 99
111
Davenport Road South Community Development District Special Assessment 02/06/18 150,000 98 .88 148
167
Deer Run Community Development District Special Assessment 08/02/18 200,000 100 .00 200
219
Deer Run Community Development District Special Assessment 08/02/18 220,000 99 .40 219
239
Denver Health & Hospital Authority Revenue Bonds 08/23/17 300,000 109 .72 329
367
Denver Health & Hospital Authority Revenue Bonds 08/23/17 230,000 112 .65 259
287
Denver Health & Hospital Authority Revenue Bonds 08/23/17 100,000 112 .99 113
122
Denver Health & Hospital Authority Revenue Bonds 08/23/17 220,000 113 .41 250
274
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98 .19 196
225
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98 .84 198
226
Denver Urban Renewal Authority Tax Allocation 10/11/18 745,000 99 .15 740
801
Downtown Doral South Community Development District Special Assessment 09/10/18 500,000 98 .89 494
550
East Bonita Beach Road Community Development District Special Assessment 08/29/18 625,000 100 .00 625
669
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 101 .08 101
107
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 99 .88 100
105
Florida Development Finance Corp. 04/02/19 2,450,000 100 .00 2,450
2,476
Florida Development Finance Corp. 04/02/19 175,000 100 .00 175
177
Florida Development Finance Corp. 04/02/19 870,000 100 .00 870
878
Florida Development Finance Corp. 06/20/19 185,000 111 .18 206
214
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 1,350,000 104 .32 1,408
1,527
General Authority of Southcentral Pennsylvania Revenue Bonds 08/17/18 1,765,000 107 .45 1,898
2,040
Harmony West Community Development District Special Assessment 06/19/18 1,270,000 100 .00 1,270
1,391
Hawks Point Community Development District Special Assessment Bonds 06/23/17 185,000 103 .66 192
207
Highlands Meadows II Community Development District Special Assessment 01/30/20 35,000 100 .00 35
35
Highlands Meadows II Community Development District Special Assessment 01/30/20 25,000 99 .64 25
25
I-470 Western Gateway Transportation Development District Revenue Bonds 02/21/19 250,000 100 .00 250
265
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds 12/10/15 800,000 102 .15 204
887
Kansas City Land Clearance Redevelopment Authority Tax Allocation 01/10/18 1,500,000 100 .38 1,506
1,677
K-Bar Ranch II Community Development District Special Assessment 12/19/17 185,000 100 .00 185
196
K-Bar Ranch II Community Development District Special Assessment 12/19/17 275,000 100 .00 275
292
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 250,000 100 .00 250
259
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 1,000,000 100 .00 1,000
1,049
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 200,000 100 .00 200
203
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 100,000 99 .27 99
101
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 98 .91 99
108
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99 .31 99
109
Lakewood Ranch Stewardship District Special Assessment 10/18/19 100,000 99 .49 99
102

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
274 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Lakewood Ranch Stewardship District Special Assessment Revenue Bonds 11/21/18 240,000 100 .00 240
269
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100 .00 100
106
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100 .00 100
106
Landmark at Doral Community Development District Special Assessment 10/09/19 35,000 100 .00 35
35
Landmark at Doral Community Development District Special Assessment 10/09/19 50,000 102 .13 51
52
Lee County Industrial Development Authority Revenue Bonds 12/11/17 1,640,000 100 .00 1,640
1,754
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 110 .26 55
55
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 111 .27 56
56
Marietta Development Authority Revenue Bonds 06/29/17 1,000,000 101 .54 1,015
1,122
Massachusetts Development Finance Agency Revenue Bonds 12/07/17 1,250,000 107 .46 1,343
1,386
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 150,000 100 .00 150
171
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 100,000 100 .00 100
115
McJunkin Parkland Community Development District Special Assessment 11/01/18 250,000 98 .52 246
273
McJunkin Parkland Community Development District Special Assessment 11/01/18 200,000 99 .11 198
219
Mission Economic Development Corp. Revenue Bonds 10/30/18 1,050,000 99 .40 1,044
1,137
Mississippi Business Finance Corp. Revenue Bonds 09/06/19 1,785,000 101 .31 1,808
1,811
Mohegan Tribal Finance Authority Revenue Bonds 10/06/15 610,000 99 .45 607
626
Naples Reserve Community Development District Special Assessment 05/10/18 40,000 99 .39 40
43
Naples Reserve Community Development District Special Assessment 05/10/18 190,000 99 .62 189
204
Nevada Department of Business & Industry Revenue Bonds 08/31/17 1,100,000 103 .32 1,136
1,198
New Hampshire Business Finance Authority Revenue Bonds 09/26/19 100,000 100 .00 100
101
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 08/21/19 100,000 110 .86 111
111
New York Liberty Development Corp. Revenue Bonds 06/11/15 1,500,000 118 .12 1,772
1,786
New York Liberty Development Corp. Revenue Bonds 03/21/17 500,000 103 .77 519
556
New York State Dormitory Authority Revenue Bonds 06/16/15 400,000 103 .37 413
459
New York State Dormitory Authority Revenue Bonds 02/08/17 900,000 106 .51 959
1,089
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 100,000 100 .00 100
109
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 120,000 100 .00 120
135
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 1,190,000 101 .87 1,212
1,329
Ohio St Hospital Revenue Aultman Health Foundation Revenue Bonds 11/14/19 275,000 106 .58 293
306
Oregon State Facilities Authority Revenue Bonds 09/23/16 1,000,000 111 .56 1,116
1,071
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 104 .03 1,040
1,060
Osceola Chain Lakes Community Development District Special Assessment 01/24/20 100,000 101 .59 102
102
Parkland Preserve Community Development District Special Assessment 05/23/19 100,000 100 .00 100
105
Parkland Preserve Community Development District Special Assessment 05/23/19 150,000 98 .16 147
155
Parkland Preserve Community Development District Special Assessment 05/23/19 100,000 98 .80 99
104
Pennsylvania Economic Development Financing Authority Revenue Bonds 06/13/19 375,000 100 .72 378
405
Philadelphia Authority Industrial Development Revenue Bonds 04/11/18 1,500,000 98 .59 1,479
1,619
Port of Beaumont Navigation District of Jefferson County Revenue Bonds 01/30/20 125,000 100 .00 125
128
Port of Beaumont Navigation District of Jefferson County Revenue Bonds 01/30/20 680,000 100 .30 682
699
Port of Beaumont Navigation District of Jefferson County Revenue Bonds 01/30/20 210,000 100 .00 210
215
Prairie Center Metropolitan District No. 3 Revenue Bonds 10/13/17 500,000 99 .60 498
536
Public Finance Authority Education Revenue Bonds 02/21/19 525,000 101 .10 526
557
Public Finance Authority Education Revenue Bonds 05/01/19 20,000 100 .72 20
21
Public Finance Authority Education Revenue Bonds 05/01/19 25,000 100 .73 25
27
Public Finance Authority Education Revenue Bonds 05/01/19 25,000 101 .47 25
27
Public Finance Authority Revenue Bonds 04/07/17 750,000 103 .34 775
842
Public Finance Authority Revenue Bonds 04/07/17 630,000 103 .69 653
713
Public Finance Authority Student Housing Revenue Bonds 11/27/19 1,000,000 100 .00 1,000
1,018
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 540,000 100 .00 540
587
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 895,000 100 .00 895
973
Rockdale County Development Authority Revenue Bonds 05/16/18 225,000 100 .53 226
248
Rolling Oaks Community Development District Special Assessment 10/24/18 200,000 100 .00 200
226
Rolling Oaks Community Development District Special Assessment 10/24/18 100,000 100 .00 100
113
Second Creek Farm Metropolitan District No 3 General Obligation Limited 10/17/19 500,000 102 .50 512
521
Shell Point Community Development District Special Assessment 02/13/19 100,000 100 .00 100
108
Shell Point Community Development District Special Assessment 02/13/19 175,000 99 .62 174
189

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 275
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Sherwood Manor Community Development District Special Assessment 09/13/18 200,000 98 .64 197
219
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 140,000 101 .03 141
154
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 230,000 101 .06 232
253
State of Hawaii Department of Budget & Finance Revenue Bonds 12/04/15 2,210,000 102 .83 2,273
2,335
State of Ohio Hospital Revenue Bonds 12/05/19 110,000 109 .53 120
124
Timber Creek Community Development District Special Assessment 06/20/18 1,000,000 98 .12 981
1,096
Tolomato Community Development District Special Assessment 03/15/18 100,000 99 .22 99
109
Toscana Isles Community Development District Special Assessment 11/08/18 265,000 98 .53 261
296
Touchstone Community Development District Special Assessment 02/02/18 100,000 99 .22 99
106
Touchstone Community Development District Special Assessment 02/02/18 100,000 99 .32 99
106
Town of Argyle Special Assessment 01/24/18 145,000 100 .00 145
153
Town of Argyle Special Assessment 01/24/18 155,000 100 .00 155
157
Town of Little Elm Special Assessment 12/06/17 100,000 100 .36 100
105
Town of Little Elm Special Assessment Revenue Bonds 11/07/18 730,000 100 .00 730
789
Tuscaloosa County Industrial Development Authority Revenue Bonds 04/17/19 1,000,000 100 .00 1,000
1,132
Two Lakes Community Development District Special Assessment Bonds 06/19/17 290,000 100 .00 290
306
Two Lakes Community Development District Special Assessment Bonds 06/19/17 200,000 102 .60 205
228
Union County Improvement Authority Revenue Bonds 10/23/19 350,000 100 .00 350
368
Union Park East Community Development District Special Assessment Bonds 06/02/17 500,000 102 .88 514
546
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 01/23/20 100,000 106 .04 106
107
Ventana Community Development District Special Assessment 03/01/18 500,000 97 .41 487
542
Ventana Community Development District Special Assessment 03/01/18 500,000 97 .89 489
542
Verano 1 Community Development District Special Assessment 05/04/17 100,000 98 .53 99
109
Verano 1 Community Development District Special Assessment 05/30/17 100,000 100 .00 100
111
Village at Southgate Metropolitan District General Obligation Limited 05/04/18 1,375,000 100 .00 1,375
1,444
Village Community Development District No. 12 Special Assessment 03/16/18 700,000 100 .00 700
759
Village Community Development District No. 12 Special Assessment 06/06/18 700,000 101 .32 709
757
Washington State Housing Finance Commission Revenue Bonds 09/19/19 200,000 107 .97 216
220
Washington State Housing Finance Commission Revenue Bonds 09/19/19 150,000 108 .79 163
166
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100 .00 150
161
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100 .00 150
161
West Villages Improvement District Special Assessment 03/29/19 210,000 100 .00 210
222
West Villages Improvement District Special Assessment 03/29/19 135,000 99 .37 134
142
Westside Community Development District Special Assessment 09/20/19 100,000 100 .00 100
102
Westside Community Development District Special Assessment 09/20/19 100,000 99 .81 100
102
Wildblue Community Development District Special Assessment 05/23/19 125,000 100 .00 125
131
Wildblue Community Development District Special Assessment 05/23/19 225,000 99 .59 224
235
Winding Cypress Community Development District Special Assessment 02/08/19 100,000 99 .23 99
108
Wisconsin Public Finance Authority Revenue Bonds 12/11/19 1,000,000 116 .30 1,163
1,187
120,118
For a description of restricted securities see note 7 in the Notes to Quarterly Report.
Variable Rate Securities
Securities Referenced Rate Spread %
Arizona Health Facilities Authority Revenue Bonds USD 3 Month LIBOR 0.810
Commonwealth of Massachusetts General Obligation Unlimited USD 3 Month LIBOR 0.570
Commonwealth of Massachusetts General Obligation Unlimited USD 3 Month LIBOR 0.570
County of Harris Revenue Bonds USD 3 Month LIBOR 0.670
Geisinger Authority Revenue Bonds USD 3 Month LIBOR 0.770
Kentucky Asset / Liability Commission Revenue Bonds USD 3 Month LIBOR 0.530
Milledgeville & Baldwin County Development Authority Revenue Bonds USD 3 Month LIBOR 0.600
Milledgeville & Baldwin County Development Authority Revenue Bonds USD 3 Month LIBOR 0.650
New Hampshire Business Finance Authority Revenue Bonds SIFMA Municipal Swap Index 0.750

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
276 Tax-Exempt High Yield Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Northern California Gas Authority No. 1 Revenue Bonds USD 3 Month LIBOR 0.720
Puerto Rico Electric Power Authority Revenue Bonds USD 3 Month LIBOR 0.520
Regents of the University of California Medical Center Pooled Revenue Bonds USD 3 Month LIBOR 0.670
Regents of the University of California Medical Center Pooled Revenue Bonds USD 3 Month LIBOR 0.740
Sacramento County Sanitation Districts Financing Authority Revenue Bonds USD 3 Month LIBOR 0.530
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report .
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 10 Year Treasury Note Futures 158 USD 20,802 03/20
(350)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(350)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Morgan Stanley USD 4,700 Three Month LIBOR
(2)
2.250%
(3)
12/21/41
(240) (282) (522)
Morgan Stanley USD 23,410 Three Month LIBOR
(2)
2.250%
(3)
03/18/50
(1,312) (1,913) (3,225)
Total Open Interest Rate Swap Contracts (å)
(1,552) (2,195) (3,747)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Municipal Bonds
Alabama $ — $ 12,785 $ — $ — $ 12,785
Alaska — 6,726 — — 6,726
Arizona — 14,212 — — 14,212
Arkansas — 2,227 — — 2,227
California — 128 , 885 — — 12 8 , 885
Colorado — 35,343 — — 35,343
Connecticut — 15,115 — — 15,115
Delaware — 711 — — 711
District of Columbia — 14,557 — — 14,557
Florida — 94,958 — — 94,958
Georgia — 19,776 — — 19,776
Guam — 6,067 — — 6,067
Hawaii — 2,986 — — 2,986

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 277
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Idaho — 862 — — 862
Illinois — 127,533 — — 127,533
Indiana — 3,089 — — 3,089
Iowa — 2,929 — — 2,929
Kansas — 2,757 — — 2,757
Kentucky — 10,047 — — 10,047
Louisiana — 24,623 — — 24,623
Maine — 2,783 — — 2,783
Maryland — 17,323 — — 17,323
Massachusetts — 13,326 — — 13,326
Michigan — 30,588 — — 30,588
Minnesota — 15,654 — — 15,654
Mississippi — 9,366 — — 9,366
Missouri — 7,582 — — 7,582
Montana — 1,732 — — 1,732
Nevada — 3,019 — — 3,019
New Hampshire — 7,167 — — 7,167
New Jersey — 53,349 — — 53,349
New Mexico — 102 — — 102
New York — 33,087 — — 33,087
North Carolina — 9,374 — — 9,374
North Dakota — 4,777 — — 4,777
Ohio — 49,729 — — 49,729
Oklahoma — 6,727 — — 6,727
Oregon — 6,463 — — 6,463
Pennsylvania — 52,504 — — 52,504
Puerto Rico — 72,585 — — 72,585
Rhode Island — 2,106 — — 2,106
South Carolina — 8,644 — — 8,644
Tennessee — 5,252 — — 5,252
Texas — 48,360 — — 48,360
Utah — 3,908 — — 3,908
Vermont — 2,921 — — 2,921
Virgin Islands — 7,984 — — 7,984
Virginia — 8,953 — — 8,953
Washington — 10,658 — — 10,658
West Virginia — 1,666 — — 1,666
Wisconsin — 1 1 , 841 — — 1 1 , 841
Wyoming — 2,032 — — 2,032
Short-Term Investments — — — 15,800 15,800
Total Investments $ — $ 1,037,750 $ — $ 15,800 $ 1,053,550
Other Financial Instruments
Liabilities
Futures Contracts (350) — — — (350)

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
278 Tax-Exempt High Yield Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Interest Rate Swap Contracts — (3,747) — — (3,747)
Total Other Financial Instruments
*
$ (350) $ (3,747) $ — $ — $ (4,097)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 279
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 100.4%
Alabama - 2.1%
Alabama 21st Century Authority Revenue Bonds 545 5.000 06/01/20 552
Alabama Community College System Board of Trustees Revenue Bonds(µ) 150 4.000 01/01/33 174
Alabama Community College System Board of Trustees Revenue Bonds(µ) 200 4.000 01/01/34 231
Alabama Community College System Board of Trustees Revenue Bonds(µ) 300 4.000 01/01/36 345
Alabama Community College System Board of Trustees Revenue Bonds(µ) 530 4.000 01/01/38 606
Alabama Community College System Board of Trustees Revenue Bonds(µ) 380 4.000 01/01/39 428
Alabama Federal Aid Highway Finance Authority Revenue Bonds 7,000 5.000 09/01/26 8,791
Alabama Federal Aid Highway Finance Authority Revenue Bonds 1,725 5.000 09/01/28 2,206
Bessemer Governmental Utility Services Corp. Revenue Bonds(µ) 1,000 5.000 06/01/31 1,237
Black Belt Energy Gas District Revenue Bonds(~)(ae)(Ê) 11,000 4.000 07/01/46 11,410
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds 2,000 5.000 06/01/32 2,336
City of Gadsden General Obligation Unlimited(µ) 1,690 5.000 08/01/27 2,116
County of Jefferson Sewer Revenue Bonds 2,230 5.000 10/01/22 2,442
Homewood Educational Building Authority Revenue Bonds(µ) 485 5.000 12/01/26 535
Limestone County Board of Education Special Tax(µ) 1,000 5.000 11/01/30 1,131
Limestone County Board of Education Special Tax(µ) 1,000 5.000 11/01/31 1,131
Mobile County Board of School Commissioners Revenue Bonds 1,445 5.000 03/01/32 1,552
Pell City Special Care Facilities Financing Authority Revenue Bonds 9,000 5.000 12/01/31 9,592
Phenix City Board of Education School Warrants Special Tax(µ) 2,140 4.000 08/01/39 2,458
Prichard Waterworks and Sewer Board Water Revenue Bonds 1,590 4.000 11/01/37 1,769
Prichard Waterworks and Sewer Board Water Revenue Bonds 1,670 4.000 11/01/38 1,849
Southeast Alabama Gas Supply District Revenue Bonds 760 4.000 06/01/24 840
Southeast Alabama Gas Supply District Revenue Bonds(ae)(Ê) 2,000 2.044 06/01/49 2,002
Troy University Revenue Bonds(µ) 2,280 5.000 11/01/37 2,792
University Alabama General Fee Revenue Bonds 1,110 4.000 06/01/33 1,330
University of South Alabama Revenue Bonds(µ) 1,530 5.000 11/01/24 1,795
University of South Alabama Revenue Bonds(µ) 1,695 5.000 11/01/25 2,047
University of South Alabama Revenue Bonds(µ) 1,000 5.000 10/01/31 1,239
University of South Alabama Revenue Bonds(µ) 715 5.000 10/01/32 886
University of South Alabama Revenue Bonds(µ) 325 5.000 10/01/36 398
66,220
Alaska - 0.2%
Alaska Industrial Development & Export Authority Revenue Bonds 3,600 3.500 12/01/20 3,605
Alaska Industrial Development & Export Authority Revenue Bonds 1,170 5.000 04/01/25 1,305
City of Valdez Revenue Bonds 750 5.000 01/01/21 776
City of Valdez Revenue Bonds(~)(Ê) 2,100 1.170 05/01/31 2,100
Northern Tobacco Securitization Corp. Revenue Bonds 350 5.000 06/01/32 350
8,136
Arizona - 1.9%
Arizona Health Facilities Authority Revenue Bonds(Ê) 6,625 2.216 01/01/37 6,592
Arizona Industrial Development Authority Revenue Bonds 490 5.000 05/01/27 582
Arizona Industrial Development Authority Revenue Bonds 270 5.000 05/01/28 325
Arizona Industrial Development Authority Revenue Bonds 1,180 5.000 11/01/28 1,501
Arizona Industrial Development Authority Revenue Bonds 1,000 5.000 11/01/32 1,251
Arizona Industrial Development Authority Revenue Bonds 1,100 5.000 11/01/35 1,366
Arizona Industrial Development Authority Revenue Bonds 275 5.000 01/01/37 315
Arizona Industrial Development Authority Revenue Bonds 1,050 5.000 11/01/37 1,296
Arizona Industrial Development Authority Revenue Bonds 200 5.000 01/01/38 228
Arizona Industrial Development Authority Revenue Bonds 1,000 5.000 11/01/39 1,228
Arizona Industrial Development Authority Revenue Bonds 195 5.000 01/01/43 223
Arizona Industrial Development Authority Revenue Bonds 225 5.000 11/01/44 274
Arizona Industrial Development Authority Revenue Bonds 500 4.500 01/01/49 537
Arizona Industrial Development Authority Revenue Bonds 250 5.000 01/01/49 278
Arizona Industrial Development Authority Revenue Bonds 275 5.000 01/01/54 312
Arizona Industrial Development Authority Revenue Bonds 100 5.125 01/01/54 111
Arizona Transportation Board Revenue Bonds 2,735 5.000 07/01/25 3,218

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
280 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Glendale Excise Tax Revenue Bonds 2,505 5.000 07/01/29 3,143
City of Glendale Excise Tax Revenue Bonds 2,025 5.000 07/01/32 2,506
County of Pinal Revenue Bonds 1,775 5.000 08/01/25 2,094
Entertainment Center Community Facilities District Revenue Bonds 3,513 4.000 07/01/37 3,659
Festival Ranch Community Facilities District General Obligation Unlimited(µ) 850 4.000 07/15/36 946
Maricopa County Industrial Development Authority Revenue Bonds 850 5.000 09/01/30 1,083
Maricopa County Industrial Development Authority Revenue Bonds 1,000 5.000 09/01/31 1,267
Maricopa County Industrial Development Authority Revenue Bonds 925 5.000 09/01/32 1,167
Maricopa County Industrial Development Authority Revenue Bonds 800 5.000 09/01/33 1,007
Maricopa County Industrial Development Authority Revenue Bonds(ae)(Ê) 1,945 1.470 01/01/35 1,948
Maricopa County Industrial Development Authority Revenue Bonds 1,860 4.000 01/01/41 2,098
Maricopa County Pollution Control Corp. Revenue Bonds(~)(ae)(Ê) 2,310 5.200 06/01/43 2,339
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited(µ) 325 5.000 07/01/29 408
Maricopa County Unified School District No. 11-Peoria General Obligation Unlimited(µ) 250 5.000 07/01/30 312
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ) 275 5.000 07/01/21 290
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ) 250 5.000 07/01/27 315
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ) 125 5.000 07/01/28 157
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ) 215 5.000 07/01/29 268
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ) 765 5.000 07/01/30 949
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds 1,960 5.000 01/01/36 2,476
Salt Verde Financial Corp. Revenue Bonds 1,075 5.250 12/01/24 1,260
Student & Academic Services LLC Revenue Bonds(µ) 200 5.000 06/01/26 232
Student & Academic Services LLC Revenue Bonds(µ) 425 5.000 06/01/27 493
Student & Academic Services LLC Revenue Bonds(µ) 390 5.000 06/01/28 450
Tempe Industrial Development Authority Revenue Bonds(Þ) 5,000 4.000 10/01/23 5,042
Town of Marana Arizona Revenue Bonds 1,515 5.000 07/01/26 1,719
Town of Marana Arizona Revenue Bonds 800 5.000 07/01/27 907
Town of Marana Arizona Revenue Bonds 1,485 5.000 07/01/28 1,684
59,856
Arkansas - 0.4%
City of Fort Smith Water & Sewer Revenue Bonds 3,500 5.000 10/01/31 4,466
City of Hot Springs Waterworks Revenue Bonds(µ) 310 4.000 10/01/33 344
City of Hot Springs Waterworks Revenue Bonds(µ) 300 4.000 10/01/35 332
City of Hot Springs Waterworks Revenue Bonds(µ) 600 4.000 10/01/36 663
City of Hot Springs Waterworks Revenue Bonds(µ) 600 4.000 10/01/37 661
City of Sherwood Sales & Use Tax Revenue Bonds 495 4.000 12/01/30 570
City of Sherwood Sales & Use Tax Revenue Bonds 1,205 3.050 12/01/43 1,265
County of Pulaski Revenue Bonds 1,000 5.000 03/01/29 1,219
Little Rock Water Reclamation System Revenue Bonds 1,045 4.000 04/01/21 1,082
Southern Arkansas University Revenue Bonds(µ) 1,005 4.000 03/01/33 1,084
Southern Arkansas University Revenue Bonds(µ) 1,500 4.000 03/01/36 1,606
University of Central Arkansas Revenue Bonds(µ) 400 3.250 11/01/33 427
University of Central Arkansas Revenue Bonds(µ) 325 5.000 11/01/36 386
14,105
California - 8.9%
Alum Rock Union Elementary School District General Obligation Unlimited(µ) 400 5.000 08/01/20 409
Banning Unified School District General Obligation Unlimited(µ) 500 5.000 08/01/28 624
Beaumont Financing Authority Special Tax 995 5.000 09/01/45 1,130
Brea Redevelopment Agency Tax Allocation 600 5.000 08/01/32 756
Brentwood Infrastructure Financing Authority Special Assessment(µ) 995 5.000 09/02/29 1,166
Brentwood Union School District General Obligation Unlimited 100 5.000 08/01/30 124
Brentwood Union School District General Obligation Unlimited 200 5.000 08/01/32 247
Brentwood Union School District General Obligation Unlimited 250 5.000 08/01/33 308

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 281
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Educational Facilities Authority Revenue Bonds 110 5.000 10/01/23 127
California Educational Facilities Authority Revenue Bonds 100 5.000 10/01/24 119
California Educational Facilities Authority Revenue Bonds 225 5.000 12/01/24 265
California Educational Facilities Authority Revenue Bonds 100 5.000 10/01/25 123
California Educational Facilities Authority Revenue Bonds 235 5.000 12/01/25 284
California Educational Facilities Authority Revenue Bonds 110 5.000 10/01/26 139
California Educational Facilities Authority Revenue Bonds 250 5.000 12/01/26 310
California Educational Facilities Authority Revenue Bonds 200 5.000 10/01/27 258
California Educational Facilities Authority Revenue Bonds 370 5.000 12/01/27 468
California Educational Facilities Authority Revenue Bonds 375 5.000 12/01/28 482
California Educational Facilities Authority Revenue Bonds 365 5.000 12/01/29 466
California Educational Facilities Authority Revenue Bonds 810 5.000 10/01/30 1,045
California Educational Facilities Authority Revenue Bonds 525 5.000 12/01/30 667
California Educational Facilities Authority Revenue Bonds 450 5.000 12/01/31 571
California Educational Facilities Authority Revenue Bonds 445 5.000 10/01/32 569
California Educational Facilities Authority Revenue Bonds 475 5.000 12/01/32 600
California Educational Facilities Authority Revenue Bonds 500 5.000 12/01/33 631
California Educational Facilities Authority Revenue Bonds 800 5.000 10/01/35 1,013
California Health Facilities Financing Authority Revenue Bonds 1,000 5.000 02/01/26 1,246
California Health Facilities Financing Authority Revenue Bonds 1,265 5.000 02/01/27 1,619
California Health Facilities Financing Authority Revenue Bonds 1,350 5.000 02/01/28 1,718
California Health Facilities Financing Authority Revenue Bonds 1,000 5.000 11/15/29 1,102
California Health Facilities Financing Authority Revenue Bonds 365 5.000 08/15/32 448
California Health Facilities Financing Authority Revenue Bonds 600 5.000 08/15/33 734
California Health Facilities Financing Authority Revenue Bonds 1,600 5.000 08/15/35 1,950
California Infrastructure & Economic Development Bank Revenue Bonds 320 5.000 11/01/26 400
California Infrastructure & Economic Development Bank Revenue Bonds 135 5.000 11/01/27 172
California Infrastructure & Economic Development Bank Revenue Bonds 295 5.000 11/01/32 379
California Infrastructure & Economic Development Bank Revenue Bonds 400 5.000 11/01/33 512
California Municipal Finance Authority Revenue Bonds 1,825 2.000 07/01/24 1,842
California Municipal Finance Authority Revenue Bonds 100 5.000 10/01/26 123
California Municipal Finance Authority Revenue Bonds 690 5.000 08/15/27 895
California Municipal Finance Authority Revenue Bonds 410 5.000 10/01/27 513
California Municipal Finance Authority Revenue Bonds 225 5.000 10/01/29 286
California Municipal Finance Authority Revenue Bonds 11,100 5.000 05/15/30 13,946
California Municipal Finance Authority Revenue Bonds 475 5.000 10/01/30 599
California Municipal Finance Authority Revenue Bonds 350 5.000 01/01/31 450
California Municipal Finance Authority Revenue Bonds 370 5.000 01/01/32 474
California Municipal Finance Authority Revenue Bonds 800 5.000 08/15/32 1,002
California Municipal Finance Authority Revenue Bonds 1,200 5.000 08/15/34 1,489
California Statewide Communities Development Authority Revenue Bonds 1,470 5.000 05/15/23 1,652
California Statewide Communities Development Authority Revenue Bonds(~)(Ê) 1,990 0.870 05/15/24 1,990
California Statewide Communities Development Authority Revenue Bonds(Þ) 2,630 3.500 11/01/27 2,868
California Statewide Communities Development Authority Revenue Bonds(Þ) 350 5.000 12/01/27 423
California Statewide Communities Development Authority Revenue Bonds 275 5.000 04/01/30 338
California Statewide Communities Development Authority Revenue Bonds 3,125 6.125 11/01/33 3,622
California Statewide Communities Development Authority Revenue Bonds 900 5.000 08/01/34 1,007
California Statewide Communities Development Authority Revenue Bonds 825 5.000 04/01/47 975
Camarillo Community Development Commission Successor Agency Tax Allocation(µ) 425 4.000 09/01/38 481
Cathedral City Redevelopment Agency Successor Agency Tax Allocation(µ) 560 5.000 08/01/32 649
Centinela Valley Union High School District General Obligation Unlimited(ae) 500 5.750 08/01/27 586
Centinela Valley Union High School District General Obligation Unlimited(ae) 1,000 5.750 08/01/28 1,172
Centinela Valley Union High School District General Obligation Unlimited(ae) 650 5.750 08/01/29 762
City of Bell General Obligation Unlimited(µ) 500 3.375 08/01/33 546
City of Bell General Obligation Unlimited(µ) 500 3.375 08/01/34 543
City of Clovis Wastewater Revenue Bonds(µ) 1,250 5.000 08/01/28 1,608
City of Lemoore Water Revenue Bonds(µ) 230 5.000 06/01/33 291

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
282 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Lemoore Water Revenue Bonds(µ) 500 5.000 06/01/38 620
City of Lemoore Water Revenue Bonds(µ) 600 5.000 06/01/39 742
City of Los Angeles Department of Airports Revenue Bonds 1,655 5.000 05/15/29 1,675
City of Sacramento Unified School District General Obligation Unlimited(µ) 3,000 5.000 07/01/31 3,273
City of Susanville Natural Gas Revenue Bonds(µ) 735 4.000 06/01/32 869
Compton Unified School District General Obligation Unlimited(µ) 1,250 4.000 06/01/30 1,486
Compton Unified School District General Obligation Unlimited(µ) 2,000 4.000 06/01/31 2,369
Compton Unified School District General Obligation Unlimited(µ) 1,850 4.000 06/01/32 2,186
Corona-Norco Unified School District General Obligation Unlimited 3,430 4.000 08/01/39 4,021
County of Los Angeles Certificate of Participation 200 5.000 09/01/20 205
County of San Diego Regional Transportation Commission Revenue Bonds 400 5.000 04/01/36 538
County of San Diego Regional Transportation Commission Revenue Bonds 750 5.000 04/01/37 1,005
County of San Diego Special Tax 185 4.000 09/01/45 207
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ) 1,105 5.000 09/01/28 1,396
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ) 400 5.000 09/01/29 504
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ) 775 5.000 09/01/32 959
Dinuba Redevelopment Agency Tax Allocation(µ) 590 5.000 09/01/33 689
Dixon Unified School District General Obligation Unlimited(µ) 110 5.000 08/01/34 144
Dixon Unified School District General Obligation Unlimited(µ) 275 5.000 08/01/36 355
Florin Resource Conservation District Revenue Bonds(µ) 450 5.000 09/01/24 531
Golden State Tobacco Securitization Corp. Revenue Bonds 3,690 5.000 06/01/28 4,502
Golden State Tobacco Securitization Corp. Revenue Bonds 10,000 5.000 06/01/31 12,248
Golden State Tobacco Securitization Corp. Revenue Bonds 10,700 5.000 06/01/32 13,059
Golden State Tobacco Securitization Corp. Revenue Bonds 2,300 5.000 06/01/34 2,782
Golden State Tobacco Securitization Corp. Revenue Bonds 1,735 3.500 06/01/36 1,789
Grossmont-Cuyamaca Community College District General Obligation Unlimited 425 5.000 08/01/34 546
Grossmont-Cuyamaca Community College District General Obligation Unlimited 500 5.000 08/01/35 641
Grossmont-Cuyamaca Community College District General Obligation Unlimited 1,000 5.000 08/01/36 1,277
Grossmont-Cuyamaca Community College District General Obligation Unlimited 1,125 5.000 08/01/37 1,428
Hollister Joint Powers Financing Authority  Wastewater Revenue Bonds(µ) 1,000 5.000 06/01/36 1,213
Indio Redevelopment Agency Successor Agency Tax Allocation(µ) 760 5.000 08/15/29 983
Indio Redevelopment Agency Successor Agency Tax Allocation(µ) 410 5.000 08/15/30 525
Indio Redevelopment Agency Successor Agency Tax Allocation(µ) 1,845 5.000 08/15/31 2,346
Indio Redevelopment Agency Successor Agency Tax Allocation(µ) 1,625 5.000 08/15/32 2,054
Indio Redevelopment Agency Successor Agency Tax Allocation(µ) 1,100 5.000 08/15/33 1,387
Inglewood Redevelopment Agency Successor Agency Tax Allocation(µ) 350 5.000 05/01/27 444
Inglewood Redevelopment Agency Successor Agency Tax Allocation(µ) 1,000 5.000 05/01/33 1,232
Inglewood Unified School District General Obligation Unlimited(µ) 250 4.000 08/01/26 293
Inglewood Unified School District General Obligation Unlimited(µ) 250 4.000 08/01/27 297
Inglewood Unified School District General Obligation Unlimited(µ) 620 5.000 08/01/28 766
Inglewood Unified School District General Obligation Unlimited(µ) 600 5.000 08/01/29 739
Inglewood Unified School District General Obligation Unlimited(µ) 400 5.000 08/01/30 494
Inglewood Unified School District General Obligation Unlimited(µ) 790 5.000 08/01/31 963
Inglewood Unified School District General Obligation Unlimited(µ) 345 5.000 08/01/32 414
Inglewood Unified School District General Obligation Unlimited(µ) 500 5.000 08/01/33 598
Irvine Unified School District Special Tax 60 5.000 09/01/30 77
Irvine Unified School District Special Tax 50 5.000 09/01/32 63
Irvine Unified School District Special Tax 60 5.000 09/01/34 76
Irvine Unified School District Special Tax 75 5.000 09/01/36 94
Lake Elsinore School Financing Authority Special Tax(µ) 750 5.000 10/01/34 985
Lake Elsinore School Financing Authority Special Tax(µ) 1,490 5.000 10/01/35 1,951
Lancaster Redevelopment Agency Successor Agency Tax Allocation(µ) 1,380 5.000 08/01/33 1,677
Los Angeles Community College District General Obligation Unlimited 1,890 4.000 08/01/37 2,198
Lynwood Unified School District General Obligation Unlimited(µ) 565 2.769 08/01/31 422
Lynwood Unified School District General Obligation Unlimited(µ) 500 2.943 08/01/32 356
Lynwood Unified School District General Obligation Unlimited(µ) 685 3.113 08/01/33 464
Lynwood Unified School District General Obligation Unlimited(µ) 630 3.256 08/01/34 406

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 283
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lynwood Unified School District General Obligation Unlimited(µ) 785 3.381 08/01/35 482
Lynwood Unified School District General Obligation Unlimited(µ) 990 3.478 08/01/36 580
Lynwood Utility Authority Revenue Bonds(µ) 450 5.000 06/01/31 554
Lynwood Utility Authority Revenue Bonds(µ) 465 5.000 06/01/32 572
Madera Development Agency Successor Agency Tax Allocation 2,305 5.000 09/01/36 2,924
Napa Valley Community College District General Obligation Unlimited 4,000 Zero coupon 08/01/31 4,350
Oakland Unified School District General Obligation Unlimited(µ) 1,000 4.000 08/01/34 1,165
Oxnard Financing Authority Revenue Bonds(µ) 775 5.000 06/01/34 898
Oxnard School District General Obligation Unlimited(µ) 810 5.250 08/01/28 991
Oxnard School District General Obligation Unlimited(µ) 325 5.250 08/01/29 397
Palmdale Water District Public Financing Authority Revenue Bonds(µ) 120 5.000 10/01/27 154
Palmdale Water District Public Financing Authority Revenue Bonds(µ) 350 5.000 10/01/29 446
Palmdale Water District Public Financing Authority Revenue Bonds(µ) 185 5.000 10/01/30 235
Palmdale Water District Public Financing Authority Revenue Bonds(µ) 390 5.000 10/01/31 494
Palmdale Water District Public Financing Authority Revenue Bonds(µ) 405 5.000 10/01/32 511
Palomar Health General Obligation Unlimited 2,230 5.000 08/01/29 2,724
Paramount Unified School District General Obligation Unlimited(µ) 1,355 2.845 08/01/34 926
Pittsburg Successor Agency Redevelopment Agency Tax Allocation(µ) 1,900 5.000 09/01/25 2,295
Reef-Sunset Unified School District General Obligation Unlimited(µ) 665 5.000 08/01/38 818
Regents of the University of California Medical Center Pooled Revenue Bonds(µ)(Ê) 3,425 2.120 05/15/37 3,410
Rio Vista Public Financing Authority Special Tax 505 5.000 09/01/26 619
Rio Vista Public Financing Authority Special Tax 275 5.000 09/01/27 335
Rio Vista Public Financing Authority Special Tax 285 5.000 09/01/29 345
Riverside County Public Financing Authority Tax Allocation(µ) 2,270 5.000 10/01/27 2,764
Riverside County Public Financing Authority Tax Allocation(µ) 1,000 5.000 10/01/28 1,214
Riverside County Public Financing Authority Tax Allocation(µ) 1,150 5.000 10/01/30 1,386
Riverside County Redevelopment Successor Agency Tax Allocation(µ) 425 Zero coupon 10/01/23 451
Riverside County Redevelopment Successor Agency Tax Allocation(µ) 490 Zero coupon 10/01/28 566
Riverside County Redevelopment Successor Agency Tax Allocation(µ) 1,010 Zero coupon 10/01/37 1,133
Rosemead Community Development Commission Successor Agency Tax Allocation(µ) 490 5.000 10/01/27 618
Sacramento County Sanitation Districts Financing Authority Revenue Bonds(µ)(Ê) 4,200 1.962 12/01/35 4,057
Sacramento County Water Financing Authority Revenue Bonds(µ)(Ê) 600 1.980 06/01/34 580
Salinas City Elementary School District General Obligation Unlimited(µ) 2,950 3.622 07/01/34 1,804
Salinas City Elementary School District General Obligation Unlimited(µ) 1,885 3.775 07/01/36 1,050
Salinas City Elementary School District General Obligation Unlimited(µ) 3,180 3.835 07/01/37 1,690
San Francisco City & County Public Utilities Commission Water Revenue Bonds(ae) 2,685 5.000 11/01/27 2,885
San Jacinto Unified School District Financing Authority Special Tax 100 5.000 09/01/36 120
San Jacinto Unified School District Financing Authority Special Tax 250 5.000 09/01/44 297
San Jacinto Unified School District Financing Authority Special Tax 375 5.000 09/01/49 442
San Leandro Unified School District General Obligation Unlimited(µ) 430 5.000 08/01/34 536
San Ysidro School District Certificate Of Participation(µ) 1,175 5.000 09/01/28 1,410
Sanger Unified School District General Obligation Unlimited(µ) 525 5.000 08/01/31 664
Sanger Unified School District General Obligation Unlimited(µ) 780 5.000 08/01/33 979
Sanger Unified School District General Obligation Unlimited(µ) 1,275 5.000 08/01/34 1,593
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited 500 4.000 08/01/31 602
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited 500 4.000 08/01/32 598
Santa Ana Unified School District Certificate of Participation(µ) 1,000 5.000 04/01/29 1,291
Santa Ana Unified School District Certificate of Participation(µ) 830 5.000 04/01/31 1,055
Santa Ana Unified School District Certificate of Participation(µ) 650 5.000 04/01/32 824
Santa Ana Unified School District Certificate of Participation(µ) 1,360 5.000 04/01/33 1,714
Santa Ana Unified School District Certificate of Participation(µ) 1,425 5.000 04/01/34 1,791
Santa Ana Unified School District Certificate of Participation(µ) 1,500 5.000 04/01/35 1,881
Santa Ana Unified School District Certificate of Participation(µ) 2,120 5.000 04/01/36 2,646
Santa Clara Valley Transportation Authority Revenue Bonds(~)(Ê) 5,000 0.750 04/01/36 5,000
Santa Rosa Elementary School District General Obligation Unlimited(µ) 280 5.000 08/01/30 350
Santa Rosa Elementary School District General Obligation Unlimited(µ) 320 5.000 08/01/31 397

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
284 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Santa Rosa Elementary School District General Obligation Unlimited(µ) 355 5.000 08/01/32 440
Santa Rosa Elementary School District General Obligation Unlimited(µ) 385 5.000 08/01/33 476
Santa Rosa Elementary School District General Obligation Unlimited(µ) 440 5.000 08/01/34 542
Santa Rosa Elementary School District General Obligation Unlimited(µ) 580 5.000 08/01/36 712
Santa Rosa High School District General Obligation Unlimited(µ) 850 5.000 08/01/33 1,051
Santa Rosa High School District General Obligation Unlimited(µ) 1,100 5.000 08/01/35 1,353
Shasta Lake Public Finance Authority Tax Allocation(µ) 135 5.000 12/01/25 166
South Orange County Public Financing Authority Special Assessment 1,500 5.000 08/15/28 1,974
South Orange County Public Financing Authority Special Assessment 900 5.000 08/15/29 972
South Orange County Public Financing Authority Special Assessment(µ) 700 5.000 08/15/30 912
South Orange County Public Financing Authority Special Assessment(µ) 385 5.000 08/15/31 498
Southern California Public Power Authority Revenue Bonds 1,000 5.000 07/01/23 1,017
State of California General Obligation Unlimited 1,175 5.000 04/01/24 1,374
State of California General Obligation Unlimited 1,600 5.000 04/01/25 1,935
State of California General Obligation Unlimited 7,095 5.000 11/01/25 8,181
State of California General Obligation Unlimited 5,760 5.000 03/01/26 6,933
State of California General Obligation Unlimited 2,350 5.000 04/01/26 2,931
State of California General Obligation Unlimited 2,350 5.000 04/01/27 3,006
State of California General Obligation Unlimited 2,575 5.000 10/01/27 3,194
State of California General Obligation Unlimited 2,500 5.250 09/01/28 2,670
State of California General Obligation Unlimited 450 5.000 02/01/31 487
State of California General Obligation Unlimited(µ) 3,350 5.250 08/01/32 4,769
State of California General Obligation Unlimited(~)(Ê) 8,000 0.300 05/01/34 8,000
Stockton Community Facilities District Special Tax 55 2.000 09/01/24 56
Stockton Community Facilities District Special Tax 60 2.250 09/01/26 62
Stockton Community Facilities District Special Tax 60 2.375 09/01/28 62
Stockton Community Facilities District Special Tax 70 2.750 09/01/31 72
Stockton Community Facilities District Special Tax 70 3.000 09/01/33 73
Stockton Community Facilities District Special Tax 75 3.000 09/01/34 78
Stockton Community Facilities District Special Tax 50 3.000 09/01/35 52
Stockton Community Facilities District Special Tax 155 3.125 09/01/37 162
Stockton Community Facilities District Special Tax 130 3.125 09/01/39 135
Stockton Community Facilities District Special Tax 155 3.250 09/01/41 162
Stockton Public Financing Authority Water Revenue Bonds(µ) 750 5.000 10/01/28 986
Stockton Public Financing Authority Water Revenue Bonds(µ) 1,565 5.000 10/01/30 2,040
Stockton Public Financing Authority Water Revenue Bonds(µ) 270 5.000 10/01/31 350
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/26 158
Tobacco Settlement Financing Corp. Revenue Bonds 175 5.000 06/01/27 217
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/28 164
Tobacco Settlement Financing Corp. Revenue Bonds 255 5.000 06/01/29 326
Tobacco Settlement Financing Corp. Revenue Bonds 255 5.000 06/01/32 322
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/34 163
Tobacco Settlement Financing Corp. Revenue Bonds 65 5.000 06/01/35 81
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/36 162
Tobacco Settlement Financing Corp. Revenue Bonds 130 5.000 06/01/39 161
Vallecito Union School District General Obligation Unlimited 3,250 1.395 08/01/22 3,161
Watereuse Finance Authority Revenue Bonds 1,230 5.500 05/01/36 1,454
West Kern Community College District Certificate of Participation(µ) 1,000 4.000 11/01/40 1,141
285,882
Colorado - 2.8%
Arista Metropolitan District General Obligation Limited 500 4.375 12/01/28 538
Arista Metropolitan District General Obligation Limited 1,240 5.000 12/01/38 1,343
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/27 1,230
Arkansas River Power Authority Revenue Bonds 1,200 5.000 10/01/28 1,498
Arkansas River Power Authority Revenue Bonds 1,005 5.000 10/01/29 1,248
Arkansas River Power Authority Revenue Bonds 1,000 5.000 10/01/30 1,235
BNC Metropolitan District No. 1 General Obligation Unlimited(µ) 360 5.000 12/01/32 441

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 285
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Brighton Crossing Metropolitan District No. 4 General Obligation Unlimited 515 4.000 12/01/27 535
Buffalo Ridge Metropolitan District General Obligation Unlimited(µ) 1,000 5.000 12/01/35 1,246
Centerra Metropolitan District No. 1 Tax Allocation(Þ) 1,200 5.000 12/01/29 1,299
City & County of Denver Colorado Airport System Revenue Bonds(~)(ae)(Ê) 1,145 5.000 11/15/22 1,269
City & County of Denver Colorado Airport System Revenue Bonds 2,065 5.000 11/15/25 2,290
Colorado Educational & Cultural Facilities Authority Revenue Bonds 1,000 5.000 08/15/30 1,144
Colorado Educational & Cultural Facilities Authority Revenue Bonds 850 5.000 12/01/31 974
Colorado Educational & Cultural Facilities Authority Revenue Bonds 75 5.000 06/01/49 82
Colorado Educational & Cultural Facilities Authority Revenue Bonds 75 5.000 06/01/54 82
Colorado Health Facilities Authority Revenue Bonds 2,150 5.000 11/01/25 2,609
Colorado Health Facilities Authority Revenue Bonds 1,500 5.000 09/01/30 1,763
Colorado Health Facilities Authority Revenue Bonds 3,915 5.000 08/01/32 4,929
Colorado Health Facilities Authority Revenue Bonds 3,270 5.000 08/01/33 4,106
Colorado Health Facilities Authority Revenue Bonds 2,610 5.000 08/01/34 3,269
Colorado Health Facilities Authority Revenue Bonds 3,750 5.000 08/01/35 4,684
Colorado Health Facilities Authority Revenue Bonds 200 4.000 01/01/36 234
Colorado Health Facilities Authority Revenue Bonds 360 5.000 08/01/36 448
Colorado Health Facilities Authority Revenue Bonds 145 5.000 08/01/37 180
Colorado Health Facilities Authority Revenue Bonds 215 5.000 08/01/38 266
Colorado Health Facilities Authority Revenue Bonds 430 5.000 08/01/39 530
Colorado Health Facilities Authority Revenue Bonds(~)(ae)(Ê) 2,680 2.800 05/15/42 2,788
Colorado Health Facilities Authority Revenue Bonds(~)(ae)(Ê) 795 5.000 08/01/49 952
Colorado Housing & Finance Authority Revenue Bonds 1,985 4.250 11/01/49 2,229
Colorado Mesa University Revenue Bonds 2,260 5.000 05/15/31 2,948
Denver Health & Hospital Authority Certificates of Participation 730 5.000 12/01/23 828
Denver Health & Hospital Authority Revenue Bonds 120 5.000 12/01/30 154
Denver Health & Hospital Authority Revenue Bonds 220 5.000 12/01/31 281
Denver Health & Hospital Authority Revenue Bonds 475 5.000 12/01/32 604
Denver Health & Hospital Authority Revenue Bonds 295 4.250 12/01/33 316
Denver Health & Hospital Authority Revenue Bonds(Þ) 1,000 5.000 12/01/34 1,223
Denver Urban Renewal Authority Tax Allocation 1,660 5.000 12/01/21 1,782
Denver Urban Renewal Authority Tax Allocation(Þ) 1,600 5.250 12/01/39 1,722
Dominion Water & Sanitation District Revenue Bonds 5,500 5.250 12/01/27 5,860
E-470 Public Highway Authority Revenue Bonds 1,250 5.375 09/01/26 1,281
Eaton Area Park & Recreation District General Obligation Limited 470 5.500 12/01/30 504
Glen Metropolitan District No. 2 General Obligation Unlimited 1,320 5.000 12/01/47 1,371
Grand River Hospital District General Obligation Unlimited(µ) 1,000 5.250 12/01/34 1,274
Grand River Hospital District General Obligation Unlimited(µ) 500 5.250 12/01/35 635
Grand River Hospital District General Obligation Unlimited(µ) 2,555 5.250 12/01/37 3,225
High Plains Metropolitan District General Obligation Unlimited(µ) 500 5.000 12/01/35 602
Park Creek Metropolitan District Revenue Bonds 1,860 4.000 12/01/20 1,901
Park Creek Metropolitan District Revenue Bonds 1,000 5.000 12/01/26 1,202
Park Creek Metropolitan District Revenue Bonds(µ) 1,150 5.000 12/01/28 1,408
Park Creek Metropolitan District Revenue Bonds 365 5.000 12/01/34 428
Park Creek Metropolitan District Revenue Bonds 500 5.000 12/01/37 582
Public Authority for Colorado Energy Revenue Bonds 1,000 6.250 11/15/28 1,298
Regional Transportation District Certificate Of Participation 6,725 5.000 06/01/27 7,576
Regional Transportation District Certificate Of Participation 2,555 5.000 11/01/46 3,115
St. Vrain Lakes Metropolitan District No. 2 General Obligation Unlimited 500 5.000 12/01/37 529
Vauxmont Metropolitan District General Obligation Limited(µ) 125 5.000 12/15/28 146
Vauxmont Metropolitan District General Obligation Limited(µ) 125 5.000 12/15/29 146
Vauxmont Metropolitan District General Obligation Limited(µ) 125 5.000 12/15/30 145
Weld County School District Six General Obligation Unlimited 900 5.000 12/01/20 932
89,459
Connecticut - 2.7%
City of Bridgeport General Obligation Unlimited 1,500 5.000 08/15/27 1,846
City of Bridgeport General Obligation Unlimited(µ) 965 5.000 07/01/29 1,109

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
286 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Bridgeport General Obligation Unlimited 1,640 5.000 11/01/33 1,967
City of Bridgeport General Obligation Unlimited 700 5.000 11/01/34 838
City of Hartford General Obligation Unlimited(µ) 205 5.000 08/15/22 226
City of Hartford General Obligation Unlimited 2,515 5.000 04/01/24 2,829
City of Hartford General Obligation Unlimited(µ) 250 5.000 07/01/25 303
City of Hartford General Obligation Unlimited(µ) 2,205 5.000 07/01/31 2,612
City of Hartford General Obligation Unlimited(µ) 100 5.000 10/01/31 116
City of Hartford General Obligation Unlimited 725 4.000 04/01/32 776
City of Hartford General Obligation Unlimited(µ) 370 4.000 07/15/33 411
City of Hartford General Obligation Unlimited(µ) 180 4.000 07/01/34 200
City of New Haven General Obligation Unlimited(µ) 1,000 5.000 08/01/21 1,058
City of New Haven General Obligation Unlimited 150 5.000 08/01/26 180
City of New Haven General Obligation Unlimited 300 5.000 08/01/27 364
City of New Haven General Obligation Unlimited 450 5.000 08/01/28 555
City of New Haven General Obligation Unlimited 250 5.500 08/01/29 317
City of New Haven General Obligation Unlimited(µ) 450 5.000 02/01/30 581
City of New Haven General Obligation Unlimited 150 5.500 08/01/30 189
City of New Haven General Obligation Unlimited(µ) 1,915 5.000 09/01/30 2,236
City of New Haven General Obligation Unlimited 200 5.500 08/01/31 250
City of New Haven General Obligation Unlimited 200 5.500 08/01/32 249
City of New Haven General Obligation Unlimited 100 5.500 08/01/33 124
City of Waterbury General Obligation Unlimited 600 5.000 02/01/27 751
City of Waterbury General Obligation Unlimited 700 5.000 02/01/28 895
City of Waterbury General Obligation Unlimited 575 5.000 02/01/30 760
City of Waterbury General Obligation Unlimited 425 5.000 02/01/31 558
City of Waterbury General Obligation Unlimited 1,300 5.000 02/01/33 1,686
City of Waterbury General Obligation Unlimited 750 5.000 02/01/34 970
City of West Haven General Obligation Unlimited 815 4.000 11/01/20 825
City of West Haven General Obligation Unlimited 810 4.000 11/01/21 833
City of West Haven General Obligation Unlimited 400 5.000 11/01/22 428
City of West Haven General Obligation Unlimited 1,070 5.000 11/01/23 1,167
City of West Haven General Obligation Unlimited 400 5.000 11/01/24 446
City of West Haven General Obligation Unlimited 725 5.000 11/01/25 823
City of West Haven General Obligation Unlimited 525 5.000 11/01/26 606
City of West Haven General Obligation Unlimited 435 5.000 11/01/27 507
Connecticut Clean Water Fund Revenue Bonds 3,945 5.000 05/01/32 4,978
Connecticut Housing Finance Authority Revenue Bonds 4,260 4.250 05/15/42 4,711
Connecticut Housing Finance Authority Revenue Bonds 2,500 4.000 11/15/49 2,837
Connecticut State Health & Educational Facilities Authority Revenue Bonds 600 5.000 07/01/24 685
Connecticut State Health & Educational Facilities Authority Revenue Bonds 1,000 5.000 07/01/26 1,196
Connecticut State Health & Educational Facilities Authority Revenue Bonds(~)(Ê) 3,000 0.620 07/01/36 3,000
Connecticut State Health & Educational Facilities Authority Revenue Bonds(~)(ae)(Ê) 1,025 5.000 07/01/40 1,322
Connecticut State Health & Educational Facilities Authority Revenue Bonds(~)(ae)(Ê) 400 1.800 07/01/49 411
Metropolitan District General Obligation Unlimited(µ) 630 5.000 11/01/30 776
State of Connecticut General Obligation Unlimited 2,490 5.000 08/15/20 2,544
State of Connecticut General Obligation Unlimited 675 5.000 06/15/27 852
State of Connecticut General Obligation Unlimited 9,725 5.000 04/15/28 12,491
State of Connecticut General Obligation Unlimited 245 5.000 06/15/28 316
State of Connecticut General Obligation Unlimited 5,500 5.000 03/15/29 6,646
State of Connecticut General Obligation Unlimited 275 5.000 06/15/29 352
State of Connecticut General Obligation Unlimited 60 5.000 06/15/32 75
State of Connecticut General Obligation Unlimited 1,000 5.000 04/15/34 1,270
State of Connecticut Special Tax Revenue Bonds 4,470 5.000 10/01/25 5,111
Town of Hamden General Obligation Unlimited(µ) 400 5.000 08/15/29 498
University of Connecticut Revenue Bonds 1,000 5.000 04/15/20 1,008
University of Connecticut Revenue Bonds(µ) 1,585 5.000 03/15/29 1,909
University of Connecticut Revenue Bonds(µ) 665 5.000 04/15/29 844

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 287
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
University of Connecticut Revenue Bonds(µ) 3,455 5.000 01/15/36 4,173
88,596
Delaware - 0.3%
County of New Castle General Obligation Unlimited 5,000 5.000 10/01/26 6,142
Delaware Municipal Electric Corp. (The) Revenue Bonds(µ) 335 5.000 10/01/38 417
Delaware State Economic Development Authority Revenue Bonds 75 4.000 08/01/29 85
Delaware State Economic Development Authority Revenue Bonds 100 5.000 08/01/39 118
Delaware State Health Facilities Authority Revenue Bonds 800 5.000 07/01/29 1,000
Delaware State Health Facilities Authority Revenue Bonds 600 5.000 06/01/30 746
8,508
District of Columbia - 0.8%
District of Columbia Revenue Bonds 2,000 5.000 10/01/21 2,074
District of Columbia Revenue Bonds 2,000 3.875 07/01/24 2,000
District of Columbia Revenue Bonds 500 4.125 07/01/27 528
District of Columbia Revenue Bonds 2,240 5.000 12/01/28 2,405
District of Columbia Revenue Bonds 4,500 5.000 12/01/33 5,894
District of Columbia Revenue Bonds 5,750 5.000 12/01/34 7,508
District of Columbia Revenue Bonds 1,115 5.000 10/01/35 1,460
District of Columbia Revenue Bonds 2,000 5.000 06/01/36 2,330
District of Columbia Water & Sewer Authority Revenue Bonds(~)(ae)(Ê) 935 1.750 10/01/54 961
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/31 192
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/33 190
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/34 190
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/35 189
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 250 5.000 10/01/36 315
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/37 188
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 150 5.000 10/01/38 188
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds 225 5.000 10/01/39 280
26,892
Florida - 4.5%
Arborwood Community Development District Special Assessment(µ) 1,225 2.750 05/01/25 1,292
Arborwood Community Development District Special Assessment(µ) 1,260 3.000 05/01/26 1,353
Arborwood Community Development District Special Assessment(µ) 1,295 3.125 05/01/27 1,402
Arborwood Community Development District Special Assessment(µ) 1,340 3.250 05/01/28 1,470
Arborwood Community Development District Special Assessment(µ) 1,380 3.500 05/01/32 1,499
Ave Maria Stewardship Community District Special Assessment(µ) 2,230 2.750 05/01/33 2,309
Ave Maria Stewardship Community District Special Assessment(µ) 2,920 3.000 05/01/38 3,042
Bonterra Community Development District Special Assessment 195 2.750 05/01/24 203
Bonterra Community Development District Special Assessment 215 3.250 05/01/27 231
Bonterra Community Development District Special Assessment 220 3.400 05/01/28 240
Bonterra Community Development District Special Assessment 720 3.625 05/01/31 786
Bonterra Community Development District Special Assessment 655 4.000 05/01/37 725
Capital Projects Finance Authority Revenue Bonds(µ) 115 5.125 10/01/21 115
Celebration Pointe Community Development District Special Assessment(Þ) 270 4.000 05/01/22 275
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/27 132
Century Gardens at Tamiami Community Development District Special Assessment 120 3.500 11/01/28 132
Century Gardens at Tamiami Community Development District Special Assessment 130 4.000 05/01/31 143
Century Gardens at Tamiami Community Development District Special Assessment 650 4.000 11/01/33 722
Citizens Property Insurance Corp. Revenue Bonds 7,385 5.000 06/01/22 8,077
City of Atlantic Beach Health Care Facilities Revenue Bonds 275 3.000 11/15/23 276
City of Hollywood General Obligation Unlimited(µ) 1,320 5.000 07/01/32 1,721
City of Miami Beach Parking Revenue Bonds(µ) 395 5.000 09/01/32 470
City of Miami Beach Parking Revenue Bonds(µ) 1,755 5.000 09/01/33 2,090
City of North Port Special Assessment(µ) 1,135 5.000 07/01/26 1,286
City of Tallahassee Revenue Bonds 500 5.000 12/01/27 598
City of Tallahassee Revenue Bonds 650 5.000 12/01/28 774
Cityplace Community Development District Special Assessment(µ) 2,380 1.359 05/01/28 2,182
Cityplace Community Development District Special Assessment(µ) 3,000 0.630 05/01/33 2,867

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
288 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Collier County Industrial Development Authority Revenue Bonds 1,695 5.500 10/01/26 1,773
Corkscrew Farms Community Development District Special Assessment(Þ) 85 3.750 11/01/23 86
Corkscrew Farms Community Development District Special Assessment(Þ) 255 4.500 11/01/28 269
Country Greens Community Development District Special Assessment 20 2.000 05/01/20 20
Country Greens Community Development District Special Assessment 130 2.500 05/01/22 133
Country Greens Community Development District Special Assessment 105 2.750 05/01/23 108
Country Greens Community Development District Special Assessment 100 4.000 05/01/34 108
County of Broward Airport System Revenue Bonds 145 5.000 10/01/37 161
County of Broward Port Facilities Revenue Bonds 1,005 5.000 09/01/37 1,284
County of Broward Port Facilities Revenue Bonds 1,050 5.000 09/01/38 1,337
County of Miami-Dade Revenue Bonds 3,000 5.000 10/01/28 3,302
County of Miami-Dade Revenue Bonds(µ) 4,310 3.233 10/01/35 2,678
County of Osceola Transportation Revenue Bonds 400 5.000 10/01/32 512
County of Osceola Transportation Revenue Bonds 350 5.000 10/01/33 447
County of Osceola Transportation Revenue Bonds 250 5.000 10/01/34 319
County of Osceola Transportation Revenue Bonds 440 5.000 10/01/35 559
County of Osceola Transportation Revenue Bonds 600 5.000 10/01/36 760
County of Osceola Transportation Revenue Bonds 525 5.000 10/01/37 663
County of Osceola Transportation Revenue Bonds 790 5.000 10/01/38 994
Deer Run Community Development District Special Assessment(Þ) 1,325 5.400 05/01/39 1,439
Downtown Doral South Community Development District Special Assessment(Þ) 405 3.875 12/15/23 413
East Bonita Beach Road Community Development District Special Assessment(Þ) 90 3.875 11/01/23 91
East Bonita Beach Road Community Development District Special Assessment(Þ) 340 4.375 11/01/29 359
Escambia County Health Facilities Authority Revenue Bonds 360 5.000 08/15/31 461
Escambia County Health Facilities Authority Revenue Bonds 420 5.000 08/15/32 536
Escambia County Health Facilities Authority Revenue Bonds 355 5.000 08/15/33 451
Escambia County Health Facilities Authority Revenue Bonds 275 5.000 08/15/34 348
Escambia County Health Facilities Authority Revenue Bonds 375 5.000 08/15/35 472
Escambia County Health Facilities Authority Revenue Bonds 540 5.000 08/15/36 677
Escambia County Health Facilities Authority Revenue Bonds 2,345 6.000 08/15/36 2,397
Escambia County Health Facilities Authority Revenue Bonds 720 5.000 08/15/37 900
Esplanade Lake Club Community Development District Special Assessment 200 4.000 11/01/40 204
Florida Development Finance Corp. Revenue Bonds(Þ) 100 4.000 12/15/29 112
Florida Development Finance Corp. Revenue Bonds(Þ) 100 5.000 12/15/34 120
Florida Development Finance Corp. Revenue Bonds(Þ) 125 5.000 12/15/39 147
Florida Governmental Utility Authority Revenue Bonds(µ) 1,000 5.000 10/01/31 1,318
Florida Governmental Utility Authority Revenue Bonds(µ) 2,300 5.000 10/01/32 3,017
Florida Governmental Utility Authority Revenue Bonds(µ) 1,600 5.000 10/01/33 2,085
Florida Governmental Utility Authority Revenue Bonds(µ) 1,000 4.000 10/01/35 1,190
Florida Higher Educational Facilities Financing Authority Revenue Bonds(Þ) 800 4.500 06/01/33 893
Florida Higher Educational Facilities Financing Authority Revenue Bonds(Þ) 150 4.750 06/01/38 168
Florida Municipal Power Agency Revenue Bonds 4,660 5.000 10/01/28 5,772
Flow Way Community Development District Special Assessment 210 4.000 11/01/28 218
Flow Way Community Development District Special Assessment 100 5.000 11/01/38 110
Forest Brooke Community Development District Special Assessment 45 3.000 11/01/21 46
Forest Brooke Community Development District Special Assessment 50 3.000 11/01/22 51
Forest Brooke Community Development District Special Assessment 50 3.000 11/01/23 51
Forest Brooke Community Development District Special Assessment 50 3.000 11/01/24 52
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/25 109
Forest Brooke Community Development District Special Assessment 105 3.000 11/01/26 109
Forest Brooke Community Development District Special Assessment 110 3.000 11/01/27 114
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/28 120
Forest Brooke Community Development District Special Assessment 115 3.000 11/01/29 119
Forest Brooke Community Development District Special Assessment 1,000 3.000 11/01/39 1,004
Golden Lakes Community Development District Special Assessment(µ) 15 3.000 05/01/22 15
Golden Lakes Community Development District Special Assessment(µ) 30 3.250 05/01/23 31
Golden Lakes Community Development District Special Assessment(µ) 80 3.500 05/01/24 85

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 289
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Golden Lakes Community Development District Special Assessment(µ) 510 4.250 05/01/32 578
Harbor Bay Community Development District Special Assessment 885 3.300 05/01/29 889
Harmony West Community Development District Special Assessment(Þ) 350 4.125 05/01/24 357
Harmony West Community Development District Special Assessment(Þ) 450 4.750 05/01/29 476
Harmony West Community Development District Special Assessment(Þ) 660 5.100 05/01/38 722
Hillcrest Community Development District Special Assessment 300 4.000 11/01/28 317
Hillcrest Community Development District Special Assessment 300 4.500 11/01/38 317
K-Bar Ranch II Community Development District Special Assessment(Þ) 425 4.000 05/01/28 437
Lakeshore Ranch Community Development District Special Assessment 370 3.000 05/01/25 390
Lakeshore Ranch Community Development District Special Assessment 380 3.000 05/01/26 402
Lakeshore Ranch Community Development District Special Assessment 390 3.000 05/01/27 413
Lakeshore Ranch Community Development District Special Assessment 405 3.000 05/01/28 429
Lakeshore Ranch Community Development District Special Assessment 415 3.000 05/01/29 440
Lakeshore Ranch Community Development District Special Assessment 2,675 3.000 05/01/35 2,734
Lee Memorial Health System Revenue Bonds(~)(ae)(Ê) 2,300 5.000 04/01/33 2,751
McJunkin Parkland Community Development District Special Assessment(Þ) 520 4.750 11/01/29 556
Meadow Pointe III Community Development District Special Assessment 100 2.500 05/01/20 100
Meadow Pointe III Community Development District Special Assessment 105 2.750 05/01/21 107
Meadow Pointe III Community Development District Special Assessment 110 3.250 05/01/23 116
Meadow Pointe IV Community Development District Special Assessment 100 2.400 05/01/20 100
Meadow Pointe IV Community Development District Special Assessment 105 2.625 05/01/21 106
Meadow Pointe IV Community Development District Special Assessment 105 2.750 05/01/22 107
Meadow Pointe IV Community Development District Special Assessment 110 3.200 05/01/23 115
Mediterranea Community Development District Special Assessment 260 4.250 05/01/29 275
Miami Beach Health Facilities Authority Revenue Bonds 5,930 5.000 11/15/29 6,503
Mid-Bay Bridge Authority Revenue Bonds 455 5.000 10/01/23 513
Mid-Bay Bridge Authority Revenue Bonds(ae) 2,500 7.250 10/01/34 2,755
Naples Reserve Community Development District Special Assessment(Þ) 535 4.625 11/01/29 563
North Dade Community Development District Special Assessment 77 3.000 05/01/20 77
North Dade Community Development District Special Assessment 81 3.000 05/01/21 82
North Dade Community Development District Special Assessment 81 3.000 05/01/22 83
North Dade Community Development District Special Assessment 84 3.000 05/01/23 87
North Dade Community Development District Special Assessment 88 3.500 05/01/24 94
North Dade Community Development District Special Assessment 92 3.500 05/01/25 99
North Dade Community Development District Special Assessment 96 3.500 05/01/26 105
North Dade Community Development District Special Assessment 100 3.500 05/01/27 110
North Dade Community Development District Special Assessment 99 3.500 05/01/28 109
North Dade Community Development District Special Assessment 327 3.750 05/01/31 360
North Dade Community Development District Special Assessment 824 4.000 05/01/38 904
Oak Creek Community Development District Special Assessment 165 2.625 05/01/20 166
Oak Creek Community Development District Special Assessment 165 3.000 05/01/21 168
Oak Creek Community Development District Special Assessment 170 3.300 05/01/22 175
Oak Creek Community Development District Special Assessment 180 3.500 05/01/23 189
Palm Glades Community Development District Special Assessment 750 4.000 11/01/33 859
Parkway Center Community Development District Special Assessment Revenue Bonds 95 3.500 05/01/25 101
Parkway Center Community Development District Special Assessment Revenue Bonds 100 4.000 05/01/26 111
Parkway Center Community Development District Special Assessment Revenue Bonds 105 4.000 05/01/27 118
Parkway Center Community Development District Special Assessment Revenue Bonds 110 4.000 05/01/28 124
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 470 4.000 05/01/25 515
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 510 4.000 05/01/27 569
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds 375 4.500 05/01/31 439
Pinellas County Health Facilities Authority Revenue Bonds(~)(Ê) 4,400 1.140 11/01/38 4,400
Reedy Creek Improvement District General Obligation Limited 5,000 5.000 06/01/25 5,656
Reedy Creek Improvement District General Obligation Limited 4,870 5.000 06/01/26 5,498
Sherwood Manor Community Development District Special Assessment(Þ) 550 4.625 11/01/29 579

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
290 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Fork East Community Development District Special Assessment 1,995 4.125 05/01/36 2,189
South Kendall Community Development District Special Assessment 205 4.000 11/01/31 226
South Village Community Development District Special Assessment 230 3.750 05/01/38 248
Southern Groves Community Development District No. 5 Special Assessment 250 2.875 05/01/24 251
Stonegate Community Development District Special Assessment 180 3.000 05/01/21 183
Stonegate Community Development District Special Assessment 190 3.000 05/01/22 194
Stonegate Community Development District Special Assessment 190 3.000 05/01/23 196
Stonegate Community Development District Special Assessment 195 3.000 05/01/24 202
Stonegate Community Development District Special Assessment 205 3.000 05/01/25 214
Stonegate Community Development District Special Assessment 210 3.000 05/01/26 220
Stonegate Community Development District Special Assessment 215 3.000 05/01/27 226
Stonegate Community Development District Special Assessment 225 3.000 05/01/28 237
Stonegate Community Development District Special Assessment 230 3.000 05/01/29 242
Stonegate Community Development District Special Assessment 1,270 3.000 05/01/34 1,307
Stonegate Community Development District Special Assessment 1,465 3.000 05/01/39 1,485
Sweetwater Creek Community Development District Special Assessment(µ) 385 2.250 05/01/27 393
Tampa Bay Water Revenue Bonds 1,875 4.000 10/01/28 2,170
Timber Creek Community Development District Special Assessment(Þ) 210 4.125 11/01/24 214
Timber Creek Community Development District Special Assessment(Þ) 400 4.625 11/01/29 425
Timber Creek Community Development District Special Assessment(Þ) 535 5.000 11/01/38 590
Tolomato Community Development District Special Assessment 500 3.500 05/01/24 505
Tolomato Community Development District Special Assessment(µ) 1,180 3.000 05/01/33 1,234
Tolomato Community Development District Special Assessment(µ) 935 3.000 05/01/37 970
Tolomato Community Development District Special Assessment(µ) 605 3.000 05/01/40 626
Town of Davie Educational Facilities Revenue Bonds 550 5.000 04/01/32 672
Village Community Development District No. 12 Special Assessment(Þ) 1,530 3.800 05/01/28 1,635
Volusia County School Board Certificate Of Participation(µ) 1,280 5.000 08/01/32 1,532
Watergrass Community Development District II Special Assessment 510 4.000 05/01/23 516
Watergrass Community Development District II Special Assessment 775 4.450 05/01/28 809
Watergrass Community Development District II Special Assessment 2,260 5.150 05/01/38 2,411
145,396
Georgia - 1.5%
Bartow County Development Authority Revenue Bonds(~)(ae)(Ê) 890 1.550 08/01/43 892
Burke County Development Authority Revenue Bonds(~)(ae)(Ê) 525 2.150 10/01/32 539
Burke County Development Authority Revenue Bonds(~)(ae)(Ê) 285 2.250 10/01/32 292
Burke County Development Authority Revenue Bonds(~)(ae)(Ê) 3,875 3.000 11/01/45 4,002
Burke County Development Authority Revenue Bonds(~)(ae)(Ê) 500 2.925 11/01/48 528
Burke County Development Authority Revenue Bonds(~)(ae)(Ê) 855 1.550 12/01/49 858
County of Fulton Water & Sewerage Revenue Bonds 1,415 4.000 01/01/35 1,519
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds 1,000 5.000 08/01/21 1,055
Main Street Natural Gas, Inc. Revenue Bonds 4,775 5.000 05/15/30 6,040
Main Street Natural Gas, Inc. Revenue Bonds(ae)(Ê) 21,265 1.944 04/01/48 21,346
Main Street Natural Gas, Inc. Revenue Bonds(~)(ae)(Ê) 2,750 4.000 04/01/48 3,013
Main Street Natural Gas, Inc. Revenue Bonds(~)(ae)(Ê) 2,600 4.000 08/01/49 2,930
Municipal Electric Authority of Georgia Revenue Bonds 2,420 5.000 01/01/38 2,964
Municipal Electric Authority of Georgia Revenue Bonds 1,225 5.000 01/01/39 1,497
Savannah Hospital Authority Revenue Bonds 1,000 5.500 07/01/28 1,144
48,619
Guam - 1.9%
Government of Guam Revenue Bonds 1,960 5.000 12/01/28 2,348
Guam Business Privilege Tax Revenue Bonds 7,860 5.000 11/15/26 9,263
Guam Government Waterworks Authority Revenue Bonds 150 5.000 07/01/25 176
Guam Government Waterworks Authority Revenue Bonds 225 5.000 07/01/26 271
Guam Government Waterworks Authority Revenue Bonds 150 5.000 07/01/27 184
Guam Government Waterworks Authority Revenue Bonds 1,395 5.000 07/01/28 1,557
Guam Government Waterworks Authority Revenue Bonds 5,425 5.000 07/01/29 6,142
Guam Government Waterworks Authority Revenue Bonds 300 5.000 07/01/30 361
Guam Government Waterworks Authority Revenue Bonds 600 5.000 07/01/31 712

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 291
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Guam Government Waterworks Authority Revenue Bonds 300 5.000 07/01/32 359
Guam Government Waterworks Authority Revenue Bonds 1,700 5.000 07/01/36 2,014
Guam Government Waterworks Authority Revenue Bonds 1,500 5.000 07/01/37 1,772
Guam Power Authority Revenue Bonds(µ) 2,190 5.000 10/01/24 2,411
Guam Power Authority Revenue Bonds 3,925 5.000 10/01/34 4,506
Guam Power Authority Revenue Bonds 2,690 5.000 10/01/35 3,179
Territory of Guam Revenue Bonds 400 5.000 12/01/21 425
Territory of Guam Revenue Bonds 5,060 5.000 12/01/22 5,545
Territory of Guam Revenue Bonds 2,450 5.000 12/01/23 2,760
Territory of Guam Revenue Bonds 3,000 5.000 12/01/24 3,468
Territory of Guam Revenue Bonds 9,625 5.000 01/01/31 10,165
Territory of Guam Revenue Bonds 785 5.000 01/01/32 828
Territory of Guam Revenue Bonds 2,015 5.000 12/01/33 2,377
Territory of Guam Revenue Bonds 555 5.000 12/01/35 652
61,475
Hawaii - 0.1%
City & County Honolulu Wastewater System Revenue Bonds 295 5.000 07/01/20 300
City & County Honolulu Wastewater System Revenue Bonds 100 5.000 07/01/21 106
City & County Honolulu Wastewater System Revenue Bonds 130 5.000 07/01/22 143
State of Hawaii Department of Budget & Finance Revenue Bonds 1,400 3.200 07/01/39 1,457
2,006
Idaho - 0.4%
Idaho Health Facilities Authority Revenue Bonds(~)(ae)(Ê) 50 1.250 05/01/20 50
Idaho Health Facilities Authority Revenue Bonds 1,390 5.000 09/01/24 1,579
Idaho Health Facilities Authority Revenue Bonds 2,090 5.000 09/01/27 2,452
Idaho Health Facilities Authority Revenue Bonds 2,045 5.000 09/01/28 2,386
Idaho Health Facilities Authority Revenue Bonds 1,500 5.000 12/01/30 1,640
Idaho Health Facilities Authority Revenue Bonds 2,400 5.000 09/01/31 2,755
Idaho Housing & Finance Association Revenue Bonds 1,670 5.000 07/15/31 1,877
Idaho Housing & Finance Association Revenue Bonds 982 4.000 07/21/49 1,035
Idaho State Building Authority Revenue Bonds 770 5.000 09/01/23 838
14,612
Illinois - 13.1%
Berwyn Municipal Securitization Corp. Revenue Bonds(µ) 1,000 5.000 01/01/35 1,235
Champaign Community Unit School District No.4 General Obligation Unlimited 50 Zero coupon 01/01/26 45
Champaign Community Unit School District No.4 General Obligation Unlimited 25 Zero coupon 01/01/27 22
Champaign Community Unit School District No.4 General Obligation Unlimited 35 Zero coupon 01/01/28 30
Champaign Community Unit School District No.4 General Obligation Unlimited 30 5.000 01/01/29 38
Champaign Community Unit School District No.4 General Obligation Unlimited 25 5.000 01/01/30 31
Champaign Community Unit School District No.4 General Obligation Unlimited 90 5.000 01/01/31 113
Champaign Community Unit School District No.4 General Obligation Unlimited 260 5.000 01/01/32 323
Champaign Community Unit School District No.4 General Obligation Unlimited 105 5.000 01/01/33 130
Champaign Community Unit School District No.4 General Obligation Unlimited 155 5.000 01/01/34 191
Chicago Board of Education Capital Improvement Tax Bonds 10,000 5.750 04/01/33 12,275
Chicago Board of Education General Obligation Unlimited 4,000 5.000 12/01/20 4,107
Chicago Board of Education General Obligation Unlimited(µ) 4,000 2.519 12/01/23 3,726
Chicago Board of Education General Obligation Unlimited(µ) 675 5.000 12/01/25 799
Chicago Board of Education General Obligation Unlimited(µ) 810 5.000 12/01/26 978
Chicago Board of Education General Obligation Unlimited(µ) 15,875 5.000 12/01/27 19,515
Chicago Board of Education General Obligation Unlimited(µ) 10,880 2.956 12/01/28 8,853
Chicago Board of Education General Obligation Unlimited(µ) 2,750 5.000 12/01/28 3,439
Chicago Board of Education General Obligation Unlimited(µ) 3,630 3.163 12/01/30 2,755
Chicago Board of Education General Obligation Unlimited(µ) 8,000 5.000 12/01/31 9,871
Chicago Board of Education General Obligation Unlimited(µ) 6,500 5.000 12/01/32 7,996
Chicago Board of Education General Obligation Unlimited 325 5.000 04/01/34 381
Chicago Board of Education General Obligation Unlimited 250 5.000 04/01/35 292
Chicago Board of Education General Obligation Unlimited(µ) 1,000 5.000 12/01/35 1,219
Chicago Board of Education General Obligation Unlimited 225 5.000 04/01/36 263

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
292 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education General Obligation Unlimited 310 5.000 04/01/37 361
Chicago Board of Education General Obligation Unlimited(Þ) 5,000 7.000 12/01/42 6,522
Chicago Midway International Airport Revenue Bonds 940 5.000 01/01/30 1,075
Chicago Midway International Airport Revenue Bonds 4,435 5.000 01/01/34 5,048
Chicago O'Hare International Airport Revenue Bonds 4,250 5.000 01/01/33 5,095
Chicago Sales Tax Securitization Corp. Revenue Bonds 3 , 420 5.000 01/01/26 4,130
Chicago Sales Tax Securitization Corp. Revenue Bonds 2,625 5.000 01/01/27 3,228
Chicago Sales Tax Securitization Corp. Revenue Bonds 4,650 5.000 01/01/28 5,818
Chicago Sales Tax Securitization Corp. Revenue Bonds 3,695 5.000 01/01/29 4,710
Chicago Sales Tax Securitization Corp. Revenue Bonds 305 5.000 01/01/30 395
Chicago Sales Tax Securitization Corp. Revenue Bonds 19,040 5.500 01/01/32 24,668
Chicago Sales Tax Securitization Corp. Revenue Bonds 6,590 5.000 01/01/35 8,058
City of Chicago General Obligation Unlimited 6,570 5.000 12/01/23 6,765
City of Chicago General Obligation Unlimited 970 5.000 01/01/24 972
City of Chicago General Obligation Unlimited 465 5.000 01/01/27 554
City of Chicago General Obligation Unlimited 1,650 5.000 01/01/28 1,996
City of Chicago General Obligation Unlimited 2,210 5.000 01/01/29 2,680
City of Chicago General Obligation Unlimited 870 5.000 01/01/30 1,082
City of Chicago General Obligation Unlimited 60 5.000 01/01/31 74
City of Chicago General Obligation Unlimited(µ) 5,535 5.250 01/01/31 6,195
City of Chicago General Obligation Unlimited 1,400 5.000 01/01/36 1,546
City of Chicago General Obligation Unlimited 3,700 5.000 01/01/38 4,199
City of Chicago General Obligation Unlimited 325 5.000 01/01/40 334
City of Chicago Motor Fuel Tax Revenue Bonds 560 5.000 01/01/28 612
City of Chicago Motor Fuel Tax Revenue Bonds 725 5.000 01/01/29 790
City of Chicago Revenue Bonds(ae) 500 5.250 01/01/38 541
City of Chicago Wastewater Transmission Revenue Bonds 505 5.000 01/01/29 570
City of Chicago Wastewater Transmission Revenue Bonds 900 5.000 01/01/32 1,006
City of Chicago Wastewater Transmission Revenue Bonds 1,630 5.000 01/01/35 1,842
City of Chicago Wastewater Transmission Revenue Bonds 4,920 5.000 01/01/36 5,789
City of Chicago Waterworks Revenue Bonds(µ) 6,000 5.000 11/01/31 7,297
City of Chicago Waterworks Revenue Bonds 1,000 5.000 11/01/34 1,138
City of Chicago Waterworks Revenue Bonds 2,875 5.000 11/01/42 3,096
City of Country Club Hills General Obligation Unlimited(µ) 340 4.000 12/01/20 347
City of Country Club Hills General Obligation Unlimited(µ) 1,000 4.000 12/01/29 1,123
City of Springfield Electric Revenue Bonds 1,280 5.000 03/01/32 1,492
Cook County Community College District No. 508 General Obligation Unlimited 1,500 5.250 12/01/28 1,671
Cook County Community College District No. 527 General Obligation Unlimited(µ) 580 4.000 12/15/36 661
Cook County Community College District No. 527 General Obligation Unlimited(µ) 625 4.000 12/15/38 707
Cook County High School District No. 209 Proviso Township General Obligation
Limited(µ) 2,475 5.500 12/01/36 3,159
Cook County School District No. 95 General Obligation Unlimited 465 4.000 12/01/24 526
County of Cook Sales Tax Revenue Bonds 1,250 5.250 11/15/36 1,532
County of Du Page General Obligation Limited 600 5.000 01/01/28 728
County of Union General Obligation Unlimited(µ) 1,000 4.000 09/01/36 1,162
Governors State University Certificates of Participation(µ) 500 5.000 07/01/24 568
Governors State University Certificates of Participation(µ) 500 5.000 07/01/25 582
Illinois Finance Authority Revenue Bonds 1,225 4.000 02/15/20 1,225
Illinois Finance Authority Revenue Bonds 1,000 5.375 10/01/23 1,020
Illinois Finance Authority Revenue Bonds 1,000 5.375 10/01/24 1,020
Illinois Finance Authority Revenue Bonds 2,150 5.000 02/15/27 2,262
Illinois Finance Authority Revenue Bonds(µ) 3,860 4.000 06/15/28 4,336
Illinois Finance Authority Revenue Bonds 1,000 6.000 10/01/28 1,003
Illinois Finance Authority Revenue Bonds 300 4.375 12/01/28 83
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/28 292
Illinois Finance Authority Revenue Bonds 3,000 5.000 01/01/29 3,629
Illinois Finance Authority Revenue Bonds 520 5.000 08/01/29 623
Illinois Finance Authority Revenue Bonds(ae) 2,500 5.750 08/15/29 2,504

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 293
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds(~)(Ê) 4,600 1.250 10/01/29 4,600
Illinois Finance Authority Revenue Bonds 315 5.000 12/01/29 366
Illinois Finance Authority Revenue Bonds 1,265 5.000 08/01/30 1,524
Illinois Finance Authority Revenue Bonds 250 5.000 12/01/30 289
Illinois Finance Authority Revenue Bonds 1,175 5.000 08/01/31 1,418
Illinois Finance Authority Revenue Bonds 320 5.000 12/01/31 370
Illinois Finance Authority Revenue Bonds 745 5.000 08/01/32 897
Illinois Finance Authority Revenue Bonds 500 5.000 12/01/32 577
Illinois Finance Authority Revenue Bonds(~)(Ê) 2,200 1.100 07/01/35 2,200
Illinois Finance Authority Revenue Bonds 200 5.000 01/01/36 236
Illinois Finance Authority Revenue Bonds 900 5.000 10/01/41 1,104
Illinois Finance Authority Revenue Bonds(~)(Ê) 5,520 1.090 08/01/44 5,520
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds 500 5.000 02/15/27 598
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds 400 5.000 02/15/29 476
Illinois General Obligation Unlimited 3,250 5.000 11/01/25 3,777
Illinois General Obligation Unlimited 720 5.000 05/01/42 839
Illinois General Obligation Unlimited 720 5.000 05/01/43 837
Illinois Sports Facilities Authority Revenue Bonds(µ) 1,000 5.250 06/15/31 1,135
Illinois State Toll Highway Authority Revenue Bonds 400 5.000 01/01/25 476
Illinois State Toll Highway Authority Revenue Bonds 1,695 5.000 01/01/26 2,072
Illinois State Toll Highway Authority Revenue Bonds 5,000 5.000 12/01/32 5,987
Illinois State University Revenue Bonds(µ) 435 5.000 04/01/21 452
Illinois State University Revenue Bonds(µ) 725 5.000 04/01/23 798
Illinois State University Revenue Bonds(µ) 360 5.000 04/01/24 407
Illinois State University Revenue Bonds(µ) 500 5.000 04/01/25 581
Kane County School District No. 131 Aurora East Side General Obligation(µ) 3,920 5.000 12/01/27 4,891
Kane County School District No. 131 Aurora East Side General Obligation(µ) 2,000 5.000 12/01/28 2,480
Kane County School District No. 131 Aurora East Side General Obligation(µ) 2,000 5.000 12/01/29 2,469
Madison & Jersey Counties Unit School District No. 11 General Obligation Unlimited(µ) 185 5.000 03/01/28 222
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited(µ) 100 4.000 05/01/20 101
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited(µ) 700 4.000 05/01/21 724
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited(µ) 700 4.000 05/01/24 775
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited(µ) 370 4.000 05/01/27 428
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited(µ) 225 4.000 05/01/28 258
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited(µ) 1,000 4.000 05/01/29 1,144
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley
General Obligation Unlimited(µ) 435 1.843 01/01/21 429
McHenry County Community Unit School District No. 12 Johnsburg General Obligation
Unlimited(µ) 850 5.000 01/01/33 971
Metropolitan Pier & Exposition Authority Revenue Bonds 355 5.000 12/15/27 435
Metropolitan Pier & Exposition Authority Revenue Bonds(µ) 8,565 5.000 12/15/28 9,202
Metropolitan Pier & Exposition Authority Revenue Bonds 1,300 5.000 12/15/30 1,576
Metropolitan Pier & Exposition Authority Revenue Bonds 555 5.000 12/15/31 670
Metropolitan Pier & Exposition Authority Revenue Bonds 600 5.000 12/15/33 721
Metropolitan Pier & Exposition Authority Revenue Bonds 500 5.000 12/15/34 600
Metropolitan Pier & Exposition Authority Revenue Bonds 540 2.169 12/15/37 436
Metropolitan Pier & Exposition Authority Revenue Bonds 1,500 1.730 12/15/42 1,213
Metropolitan Pier & Exposition Authority Revenue Bonds 1,650 1.452 12/15/47 1,319
Peoria County Community Unit School District No. 323 General Obligation Unlimited 1,925 4.000 04/01/28 2,273
Peoria County Community Unit School District No. 323 General Obligation Unlimited 1,255 4.000 04/01/29 1,463
Peoria County Community Unit School District No. 323 General Obligation Unlimited 1,585 4.000 04/01/30 1,833
Southern Illinois University Revenue Bonds(µ) 1,470 5.000 04/01/27 1,717
Southern Illinois University Revenue Bonds(µ) 850 5.000 04/01/28 985

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
294 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Southwestern Illinois Development Authority Revenue Bonds 1,450 4.000 04/15/31 1,738
Southwestern Illinois Development Authority Revenue Bonds 1,075 4.000 04/15/33 1,269
Southwestern Illinois Development Authority Revenue Bonds(µ) 1,005 5.000 10/15/33 1,176
Southwestern Illinois Development Authority Revenue Bonds 925 4.000 04/15/34 1,088
Southwestern Illinois Development Authority Revenue Bonds 1,225 4.000 10/15/35 1,434
State of Illinois General Obligation Unlimited 440 5.000 11/01/20 452
State of Illinois General Obligation Unlimited 515 5.000 02/01/21 533
State of Illinois General Obligation Unlimited 3,000 5.000 07/01/21 3,144
State of Illinois General Obligation Unlimited 1,140 5.000 11/01/21 1,207
State of Illinois General Obligation Unlimited 3,025 4.000 02/01/22 3,162
State of Illinois General Obligation Unlimited 200 5.000 05/01/22 215
State of Illinois General Obligation Unlimited 225 5.000 07/01/22 243
State of Illinois General Obligation Unlimited(µ) 2,750 5.000 08/01/22 2,990
State of Illinois General Obligation Unlimited 130 4.000 01/01/23 135
State of Illinois General Obligation Unlimited 400 5.000 02/01/24 448
State of Illinois General Obligation Unlimited 3,000 5.000 11/01/24 3,413
State of Illinois General Obligation Unlimited 240 4.000 01/01/25 249
State of Illinois General Obligation Unlimited 8,560 5.000 01/01/25 9,767
State of Illinois General Obligation Unlimited 2,290 5.000 08/01/25 2,467
State of Illinois General Obligation Unlimited 15 4.000 03/01/26 16
State of Illinois General Obligation Unlimited 110 5.500 07/01/26 123
State of Illinois General Obligation Unlimited 125 5.000 04/01/27 140
State of Illinois General Obligation Unlimited 3,735 5.500 07/01/27 4,166
State of Illinois General Obligation Unlimited 385 4.000 09/01/27 386
State of Illinois General Obligation Unlimited 3,580 5.000 11/01/27 4,303
State of Illinois General Obligation Unlimited 750 5.000 02/01/28 893
State of Illinois General Obligation Unlimited 1,035 5.000 05/01/28 1,158
State of Illinois General Obligation Unlimited 3,100 5.000 10/01/28 3,802
State of Illinois General Obligation Unlimited 5,700 5.000 11/01/28 6,823
State of Illinois General Obligation Unlimited 3,750 5.000 10/01/29 4,560
State of Illinois General Obligation Unlimited 150 5.000 11/01/29 178
State of Illinois General Obligation Unlimited(µ) 4,500 4.000 02/01/30 5,079
State of Illinois General Obligation Unlimited 2,175 5.000 05/01/30 2,420
State of Illinois General Obligation Unlimited 250 5.250 07/01/30 275
State of Illinois General Obligation Unlimited 50 5.000 03/01/31 53
State of Illinois General Obligation Unlimited 1,940 5.000 05/01/33 2,312
State of Illinois General Obligation Unlimited 120 4.250 01/01/36 131
State of Illinois Revenue Bonds 5,090 4.500 06/15/36 5,227
Town of Cicero General Obligation Unlimited(µ) 785 5.000 01/01/21 810
Town of Cicero General Obligation Unlimited(µ) 825 5.000 01/01/22 879
Town of Cicero General Obligation Unlimited(µ) 915 5.000 01/01/24 1,031
Town of Cicero General Obligation Unlimited(µ) 500 5.000 01/01/25 579
Town of Cicero General Obligation Unlimited(µ) 1,010 5.000 01/01/26 1,201
University of Illinois Revenue Bonds 1,115 5.000 04/01/20 1,122
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 1,605 5.250 12/01/35 1,932
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,075 5.250 12/01/36 3,692
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 3,240 5.250 12/01/37 3,874
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 2,985 5.250 12/01/38 3,561
Village of Bellwood Illinois General Obligation Unlimited 400 5.875 12/01/27 448
Village of Bellwood Illinois General Obligation Unlimited(µ) 2,075 5.000 12/01/32 2,400
Village of Mundelein General Obligation Unlimited(µ) 570 4.000 12/15/29 669
Village of Mundelein General Obligation Unlimited(µ) 400 4.000 12/15/30 467
Village of Mundelein General Obligation Unlimited(µ) 500 4.000 12/15/31 581
Village of Mundelein General Obligation Unlimited(µ) 655 4.000 12/15/33 756
Village of Mundelein General Obligation Unlimited(µ) 845 4.000 12/15/39 957
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/27 760
Village of Romeoville General Obligation Unlimited 600 5.000 12/30/28 772

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 295
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Village of Rosemont General Obligation Unlimited(µ) 1,430 5.000 12/01/26 1,739
Village of Rosemont General Obligation Unlimited(µ) 1,500 5.000 12/01/27 1,843
Volo Village Special Service Area No. 3 & 6 Special Tax(µ) 1,094 5.000 03/01/34 1,276
West Chicago Park District General Obligation Unlimited(µ) 795 5.250 12/01/29 818
Western Illinois Economic Development Authority Revenue Bonds(µ) 1,140 5.000 01/01/27 1,309
Western Illinois Economic Development Authority Revenue Bonds(µ) 725 5.000 01/01/28 830
Western Illinois University Revenue Bonds(µ) 485 5.000 04/01/21 503
Western Illinois University Revenue Bonds(µ) 560 5.000 04/01/24 633
Will County School District No. 114 Manhattan General Obligation Unlimited(µ) 1,630 3.500 01/01/25 1,752
Will County School District No. 114 Manhattan General Obligation Unlimited(µ) 650 4.000 01/01/34 737
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited(µ) 985 5.000 12/01/24 1,150
Williamson Jackson, Perry, Randolph Counties Community College District No. 530
General Obligation Unlimited(µ) 1,450 5.000 12/01/25 1,739
423,934
Indiana - 0.9%
City of Indianapolis Gas Utility Revenue Bonds(µ) 1,000 5.000 08/15/23 1,021
City of Rockport Pollution Control Revenue Bonds 1,500 3.050 06/01/25 1,634
Evansville Industry Redevelopment Authority Revenue Bonds(µ) 1,255 4.000 02/01/33 1,415
Indiana Finance Authority Revenue Bonds 325 5.000 02/01/31 419
Indiana Finance Authority Revenue Bonds 500 5.000 02/01/32 641
Indiana Finance Authority Revenue Bonds(~)(Ê) 15,300 1.610 07/01/36 15,300
Indiana Finance Authority Revenue Bonds(ae)(Ê) 1,145 1.640 11/01/39 1,149
Indiana Finance Authority Revenue Bonds(~)(ae)(Ê) 400 2.100 11/01/49 413
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,000 5.000 07/15/35 1,278
Metropolitan School District of Township School Building Corp. Revenue Bonds 1,100 5.000 07/15/36 1,402
Metropolitan School District of Wash Township School Building Corp. Revenue Bonds 1,020 4.000 07/10/33 1,199
Metropolitan School District of Wash Township School Building Corp. Revenue Bonds 1,125 4.000 07/10/34 1,316
Tippecanoe County School Building Corp. Revenue Bonds 2,130 4.000 07/15/32 2,570
29,757
Iowa - 0.8%
City of Altoona Certificate of Participation(µ) 1,205 5.000 06/01/37 1,468
City of Altoona Certificate of Participation(µ) 245 5.000 06/01/38 298
City of Altoona Certificate of Participation(µ) 800 5.000 06/01/39 971
City of Ames Revenue Bonds 2,000 5.000 06/15/31 2,389
City of Coralville Revenue Bonds 215 4.000 05/01/23 220
City of Coralville Revenue Bonds 555 4.000 05/01/25 567
City of Coralville Revenue Bonds 305 4.000 05/01/26 311
City of Coralville Revenue Bonds 600 4.000 05/01/27 611
City of Coralville Revenue Bonds 465 4.000 05/01/28 473
City of Coralville Revenue Bonds 975 4.000 05/01/29 990
City of Coralville Revenue Bonds 875 4.000 05/01/30 887
City of Orange Sewer Revenue Bonds(µ) 440 4.000 06/01/34 482
Iowa Finance Authority Revenue Bonds 4,000 5.000 07/01/28 4,494
Iowa Finance Authority Revenue Bonds 4,910 4.000 07/01/47 5,554
Iowa Finance Authority Revenue Bonds 940 4.000 07/01/48 1,027
Xenia Rural Water District Revenue Bonds 3,000 5.000 12/01/28 3,599
24,341
Kansas - 0.6%
Crawford County Unified School District General Obligation Unlimited(µ) 650 5.000 09/01/35 805
Johnson County Unified School District No. 229 General Obligation Unlimited 5,955 5.000 10/01/20 6,119
Kansas Municipal Energy Agency Revenue Bonds(µ) 1,110 5.000 04/01/31 1,338
Kansas Municipal Energy Agency Revenue Bonds(µ) 1,000 5.000 04/01/32 1,201
Kansas Municipal Energy Agency Revenue Bonds(µ) 1,000 5.000 04/01/38 1,170
University of Kansas Hospital Authority Revenue Bonds 2,775 4.000 03/01/36 3,234
University of Kansas Hospital Authority Revenue Bonds 2,500 4.000 03/01/37 2,899
Wyandotte County City Unified Government Revenue Bonds 1,900 4.500 06/01/40 2,013
18,779

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
296 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Kentucky - 0.9%
Kentucky Asset / Liability Commission Revenue Bonds(µ)(Ê) 980 1.809 11/01/27 972
Kentucky Economic Development Finance Authority Revenue Bonds 2,750 5.000 06/01/23 3,033
Kentucky Economic Development Finance Authority Revenue Bonds 1,935 4.000 07/01/31 2,067
Kentucky Economic Development Finance Authority Revenue Bonds 145 5.000 08/01/35 181
Kentucky Economic Development Finance Authority Revenue Bonds 145 5.000 08/01/36 181
Kentucky Property & Building Commission Revenue Bonds 1,900 5.000 11/01/25 2,287
Kentucky Property & Building Commission Revenue Bonds(µ) 2,750 5.000 05/01/31 3,458
Kentucky Property & Building Commission Revenue Bonds(µ) 2,000 5.000 05/01/32 2,509
Kentucky Public Energy Authority Revenue Bonds(ae)(~)(Ê) 7,625 4.000 12/01/49 8,566
Louisville/Jefferson County Metropolitan Government Revenue Bonds 780 5.000 10/01/32 938
Louisville/Jefferson County Metropolitan Government Revenue Bonds 2,100 5.000 10/01/33 2,515
Louisville/Jefferson County Metropolitan Government Revenue Bonds 3,000 4.000 10/01/34 3,334
Louisville/Jefferson County Metropolitan Sewer District Revenue Bond 505 5.000 05/15/30 540
30,581
Louisiana - 3.4%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds 1,455 5.000 12/01/26 1,747
City of New Orleans Sewerage Service Revenue Bonds 1,000 5.000 06/01/35 1,170
City of Shreveport General Obligation Unlimited(µ) 2,000 5.000 08/01/28 2,504
City of Shreveport Water & Sewer Revenue Bonds(µ) 1,020 5.000 12/01/31 1,303
City of Shreveport Water & Sewer Revenue Bonds(µ) 3,955 5.000 12/01/32 4,737
City of Shreveport Water & Sewer Revenue Bonds(µ) 1,000 5.000 12/01/33 1,186
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê) 16,670 1.130 08/01/35 16,670
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê) 35,500 1.130 12/01/40 35,500
Jefferson Sales Tax District Revenue Bonds(µ) 1,825 5.000 12/01/34 2,376
Lafayette Consolidated Government Revenue Bonds(µ) 700 5.000 11/01/29 841
Louisiana Housing Corp. Revenue Bonds 1,825 4.500 12/01/47 2,032
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ) 2,500 5.000 10/01/28 3,198
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds 3,250 3.500 11/01/32 3,523
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ) 470 5.000 10/01/33 587
Louisiana Public Facilities Authority Revenue Bonds(~)(Ê) 3,430 1.070 04/02/23 3,430
Louisiana Public Facilities Authority Revenue Bonds(µ) 1,615 5.000 09/01/29 1,870
Louisiana Public Facilities Authority Revenue Bonds 595 5.000 11/01/33 685
Louisiana Public Facilities Authority Revenue Bonds 100 4.000 07/01/44 111
Louisiana Public Facilities Authority Revenue Bonds 100 4.000 07/01/49 110
Parish of St John the Baptist Revenue Bonds(~)(ae)(Ê) 1,740 2.000 06/01/37 1,770
Parish of St John the Baptist Revenue Bonds(~)(ae)(Ê) 2,440 2.100 06/01/37 2,503
Parish of St John the Baptist Revenue Bonds(~)(ae)(Ê) 3,265 2.200 06/01/37 3,384
Red River Parish School Board General Obligation Unlimited 570 5.000 03/01/27 715
Red River Parish School Board General Obligation Unlimited 630 5.000 03/01/28 789
State of Louisiana Gasoline & Fuels Tax Revenue Bonds 7,000 5.000 05/01/21 7,352
State of Louisiana General Obligation Unlimited(ae) 2,760 5.000 08/01/22 3,039
State of Louisiana General Obligation Unlimited 4,105 5.000 03/01/36 5,258
State of Louisiana Revenue Bonds 1,300 5.000 06/15/28 1,508
109,898
Maine - 0.1%
Maine Turnpike Authority Revenue Bonds 3,225 5.000 07/01/42 3,517
Maryland - 1.0%
Baltimore Convention Center Hotel Revenue Bonds 1,150 5.000 09/01/33 1,375
Baltimore Convention Center Hotel Revenue Bonds 1,000 5.000 09/01/34 1,191
Baltimore Convention Center Hotel Revenue Bonds 1,000 5.000 09/01/35 1,187
Baltimore Research Park Project Revenue Bonds 85 4.000 01/01/32 98
Baltimore Research Park Project Revenue Bonds 70 4.000 01/01/33 81
Baltimore Research Park Project Revenue Bonds 85 4.000 01/01/34 98
Baltimore Research Park Project Revenue Bonds 75 4.000 01/01/35 86

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 297
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Baltimore Research Park Project Revenue Bonds 80 4.000 01/01/36 91
Baltimore Research Park Project Revenue Bonds 90 4.000 01/01/37 103
Baltimore Research Park Project Revenue Bonds 145 4.000 01/01/38 165
Baltimore Research Park Project Revenue Bonds 195 4.000 01/01/39 221
Baltimore Research Park Project Revenue Bonds 200 4.000 01/01/40 227
County of Frederick Tax Allocation 890 3.250 07/01/29 914
Maryland Community Development Administration Revenue Bonds 4,855 4.500 09/01/48 5,413
Maryland Economic Development Corp. Revenue Bonds 1,500 5.000 06/01/35 1,840
Maryland Health & Higher Educational Facilities Authority Revenue Bonds(~)(Ê) 14,200 1.090 04/01/35 14,200
State of Maryland Department of Transportation Revenue Bonds 3,025 4.000 09/01/27 3,662
30,952
Massachusetts - 1.2%
City of Boston General Obligation Unlimited 2,015 5.000 04/01/25 2,449
Commonwealth of Massachusetts General Obligation Limited(µ) 1,000 5.500 08/01/30 1,387
Commonwealth of Massachusetts General Obligation Limited 4,000 4.000 05/01/39 4,630
Commonwealth of Massachusetts General Obligation Limited(ae) 2,575 5.000 12/01/41 2,759
Commonwealth of Massachusetts General Obligation Limited 1,165 5.000 11/01/43 1,460
Commonwealth of Massachusetts General Obligation Unlimited(µ)(Ê) 3,425 1.849 05/01/37 3,397
Massachusetts Bay Transportation Authority Revenue Bonds 9,000 1.127 07/01/21 8,892
Massachusetts Bay Transportation Authority Revenue Bonds(~)(ae)(Ê) 1,205 5.000 01/01/39 1,342
Massachusetts Clean Water Trust (The) Revenue Bonds(~)(Ê) 5,000 2.964 08/01/23 5,276
Massachusetts Development Finance Agency Revenue Bonds(Þ) 410 4.000 11/15/23 430
Massachusetts Development Finance Agency Revenue Bonds 1,000 5.000 10/01/25 1,187
Massachusetts Development Finance Agency Revenue Bonds(Þ) 300 5.000 11/15/28 352
Massachusetts Development Finance Agency Revenue Bonds 1,675 5.000 07/01/31 2,033
Massachusetts Development Finance Agency Revenue Bonds 175 5.000 07/01/38 214
Massachusetts Development Finance Agency Revenue Bonds 400 5.000 07/01/39 488
Massachusetts Housing Finance Agency Revenue Bonds 1,895 4.000 12/01/48 2,069
38,365
Michigan - 3.9%
Allendale Public School District General Obligation Unlimited 2,600 5.000 05/01/22 2,832
Allendale Public School District General Obligation Unlimited 2,700 5.000 05/01/23 3,042
Brighton Area School District General Obligation Unlimited 1,525 5.000 05/01/26 1,723
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/20 1,004
City of Detroit General Obligation Unlimited 1,000 5.000 04/01/21 1,032
City of Detroit General Obligation Unlimited 850 5.000 04/01/22 898
City of Detroit General Obligation Unlimited 850 5.000 04/01/23 917
City of Detroit General Obligation Unlimited 200 5.000 04/01/24 221
City of Detroit Sewage Disposal System Revenue Bonds 3,500 5.000 07/01/32 3,810
County of Wayne General Obligation Limited(µ) 2,815 5.000 02/01/34 2,823
Detroit Downtown Development Authority Tax Allocation Revenue Bonds(µ) 700 5.000 07/01/30 796
Detroit Downtown Development Authority Tax Allocation Revenue Bonds(µ) 1,785 5.000 07/01/31 2,025
Downriver Utility Wastewater Authority Revenue Bonds(µ) 895 5.000 04/01/28 1,122
Eastern Michigan University Revenue Bonds(µ) 740 5.000 03/01/30 913
Eastern Michigan University Revenue Bonds(µ) 2,000 5.000 03/01/31 2,458
Eastern Michigan University Revenue Bonds(µ) 1,000 5.000 03/01/33 1,219
Grand Rapids Public Schools General Obligation Unlimited(µ) 2,430 5.000 05/01/34 2,919
Grand Rapids Public Schools General Obligation Unlimited(µ) 1,000 5.000 11/01/34 1,282
Grand Rapids Public Schools General Obligation Unlimited(µ) 1,000 5.000 05/01/35 1,199
Grand Traverse County Hospital Finance Authority Revenue Bonds 150 5.000 07/01/25 179
Grand Traverse County Hospital Finance Authority Revenue Bonds 365 5.000 07/01/26 447
Grand Traverse County Hospital Finance Authority Revenue Bonds 130 5.000 07/01/27 162
Grand Traverse County Hospital Finance Authority Revenue Bonds 100 5.000 07/01/28 127
Grand Traverse County Hospital Finance Authority Revenue Bonds 325 5.000 07/01/29 408
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 1,000 5.000 07/01/26 1,239
Great Lakes Water Authority Sewage Disposal System Revenue Bonds 6,975 5.000 07/01/29 9,200
Great Lakes Water Authority Sewage Disposal System Revenue Bonds(µ) 1,000 4.000 07/01/33 1,149
Great Lakes Water Authority Water Supply System Revenue Bonds 110 5.000 07/01/27 135

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
298 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Imlay City Community Schools General Obligation Unlimited 650 5.000 05/01/2032 850
Imlay City Community Schools General Obligation Unlimited 500 5.000 05/01/2033 650
Imlay City Community Schools General Obligation Unlimited 1,120 4.000 05/01/2036 1,316
Imlay City Community Schools General Obligation Unlimited 50 0 4.000 05/01/2037 586
Kalamazoo Hospital Finance Authority Revenue Bonds 1,500 4.000 05/15/31 1,681
Karegnondi Water Authority Revenue Bonds 855 5.000 11/01/34 1,038
Karegnondi Water Authority Revenue Bonds 1,000 5.000 11/01/35 1,210
Karegnondi Water Authority Revenue Bonds 1,400 5.000 11/01/37 1,680
Lansing Board of Water & Light Revenue Bonds 6,690 5.000 07/01/44 8,371
Michigan Finance Authority Revenue Bonds 600 5.000 12/01/20 617
Michigan Finance Authority Revenue Bonds 730 5.000 12/01/21 775
Michigan Finance Authority Revenue Bonds 1,805 5.000 02/01/22 1,859
Michigan Finance Authority Revenue Bonds 770 5.000 12/01/22 842
Michigan Finance Authority Revenue Bonds 655 5.000 12/01/23 736
Michigan Finance Authority Revenue Bonds 2,000 5.000 04/01/25 2,357
Michigan Finance Authority Revenue Bonds 3,000 5.250 02/01/27 3,367
Michigan Finance Authority Revenue Bonds 1,000 5.000 11/01/27 1,105
Michigan Finance Authority Revenue Bonds 4,655 5.000 07/01/28 5,282
Michigan Finance Authority Revenue Bonds 1,660 5.000 12/01/28 2,123
Michigan Finance Authority Revenue Bonds 1,385 5.000 07/01/29 1,569
Michigan Finance Authority Revenue Bonds 3,000 5.000 11/15/29 3,528
Michigan Finance Authority Revenue Bonds 1,000 5.000 07/01/30 1,161
Michigan Finance Authority Revenue Bonds 1,500 5.000 02/15/35 1,900
Michigan Finance Authority Revenue Bonds 500 5.000 07/01/35 587
Michigan Finance Authority Revenue Bonds 1,500 4.000 11/15/36 1,675
Michigan Finance Authority Revenue Bonds 585 5.000 12/01/36 640
Michigan Finance Authority Revenue Bonds 830 5.000 12/01/39 892
Michigan State Housing Development Authority Revenue Bonds 4,790 4.250 06/01/49 5,296
Michigan State Housing Development Authority Revenue Bonds 6,905 4.250 12/01/49 7,705
Michigan Tobacco Settlement Finance Authority Revenue Bonds 2,525 5.125 06/01/22 2,529
University of Michigan Revenue Bonds(ae)(Ê) 2,375 1.390 04/01/33 2,372
University of Michigan Revenue Bonds(~)(Ê) 9,500 1.050 04/01/42 9,500
Wayne County Airport Authority Revenue Bonds 435 5.000 12/01/29 511
Wayne County Airport Authority Revenue Bonds(µ) 3,915 5.000 12/01/39 4,571
126,162
Minnesota - 0.7%
City of Crookston Revenue Bonds 3,410 5.000 05/01/34 3,910
City of Minneapolis/St Paul Housing & Redevelopment Authority Revenue Bonds 2,465 5.000 11/15/28 3,160
City of St. Cloud Revenue Bonds 650 5.000 05/01/48 801
City of St. Cloud Revenue Bonds 250 4.000 05/01/49 281
Duluth Independent School District No. 709 Certificate of Participation 365 5.000 02/01/20 365
Duluth Independent School District No. 709 Certificate of Participation 320 5.000 02/01/22 344
Duluth Independent School District No. 709 Certificate of Participation 400 5.000 02/01/23 444
Duluth Independent School District No. 709 Certificate of Participation 395 5.000 02/01/26 479
Minnesota Agricultural and Economic Development Revenue Bonds(µ) 1,000 5.250 02/15/23 1,003
Minnesota Higher Education Facilities Authority Revenue Bonds 25 4.000 12/01/26 29
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/27 35
Minnesota Higher Education Facilities Authority Revenue Bonds 1,010 5.000 10/01/28 1,271
Minnesota Higher Education Facilities Authority Revenue Bonds 35 4.000 12/01/28 41
Minnesota Higher Education Facilities Authority Revenue Bonds 1,015 5.000 10/01/29 1,264
Minnesota Higher Education Facilities Authority Revenue Bonds 20 4.000 12/01/29 24
Minnesota Higher Education Facilities Authority Revenue Bonds 40 4.000 12/01/30 47
Minnesota Higher Education Facilities Authority Revenue Bonds 585 5.000 10/01/31 718
Minnesota Higher Education Facilities Authority Revenue Bonds 30 4.000 12/01/31 35
St. Paul Housing & Redevelopment Authority Revenue Bonds(~)(ae)(Ê) 2,300 2.200 09/01/21 2,301
St. Paul Housing & Redevelopment Authority Revenue Bonds(ae) 2,145 5.000 11/15/25 2,211

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 299
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
St. Paul Housing & Redevelopment Authority Revenue Bonds(ae) 2,250 5.000 11/15/26 2,321
21,084
Mississippi - 1.2%
Mississippi Business Finance Corp. Revenue Bonds 1,150 2.500 04/01/22 1,157
Mississippi Business Finance Corp. Revenue Bonds(~)(Ê) 425 1.090 12/01/30 425
Mississippi Business Finance Corp. Revenue Bonds(~)(Ê) 10,245 1.130 12/01/30 10,247
Mississippi Business Finance Corp. Revenue Bonds(~)(Ê) 2,320 1.170 12/01/30 2,320
Mississippi Business Finance Corp. Revenue Bonds(~)(Ê) 3,895 1.170 11/01/35 3,895
Mississippi Business Finance Corp. Revenue Bonds(~)(ae)(Ê) 1,030 2.750 12/01/40 1,048
Mississippi Development Bank Revenue Bonds(µ) 1,000 5.000 04/01/28 1,150
Mississippi Development Bank Revenue Bonds 200 5.000 04/01/32 255
Mississippi Development Bank Revenue Bonds(µ) 1,000 5.000 03/01/34 1,182
Mississippi Development Bank Revenue Bonds(µ) 450 4.000 04/01/37 519
Mississippi Development Bank Revenue Bonds(µ) 700 4.000 04/01/38 802
Mississippi Development Bank Revenue Bonds 6,750 5.000 03/01/43 8,183
Mississippi Home Corp. Revenue Bonds 950 4.000 12/01/44 1,043
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds 2,000 5.000 09/01/36 2,326
State of Mississippi General Obligation Unlimited 4,250 4.000 10/01/36 5,040
39,592
Missouri - 1.0%
Cape Girardeau County Industrial Development Authority Revenue Bonds 970 5.000 03/01/29 1,156
Cape Girardeau County Industrial Development Authority Revenue Bonds 1,000 5.000 03/01/30 1,187
City of Springfield Board of Public Utilities Revenue Bonds 2,250 3.250 08/01/27 2,508
County of Boone Missouri Revenue Bonds 2,760 5.000 08/01/30 2,973
County of Boone Missouri Revenue Bonds 1,700 4.000 08/01/33 1,707
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 100 4.000 02/15/37 115
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 125 4.000 02/15/38 144
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 100 4.000 02/15/39 115
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds 350 4.000 02/15/44 396
Industrial Development Authority of the City of St. Louis Revenue Bonds 595 4.375 11/15/35 653
Jackson County School District No. R-IV Blue Springs General Obligation Unlimited 450 5.500 03/01/34 607
Kansas City Land Clearance Redevelopment Authority Tax Allocation 2,000 5.000 03/01/33 2,565
Kansas City Land Clearance Redevelopment Authority Tax Allocation 3,200 5.000 03/01/34 4,096
Kansas City Revenue Bonds 1,185 5.000 09/01/26 1,189
Kansas City Revenue Bonds 1,000 5.000 09/01/28 1,003
Kansas City Revenue Bonds 1,000 5.000 09/01/29 1,003
Lees Summit Industrial Development Authority Revenue Bonds 1,550 5.000 08/15/36 1,687
Maryland Heights Industrial Development Authority Revenue Bonds 1,500 4.375 03/15/30 1,606
Metropolitan Sewer District Revenue Bonds 2,775 5.000 05/01/47 3,379
Missouri Public Utilities Commission Revenue Notes 2,600 1.500 03/01/21 2,607
30,696
Montana - 0.2%
Montana Finance Authority Health Facilities Revenue Bonds 640 5.000 07/01/28 779
Montana Finance Authority Health Facilities Revenue Bonds 410 5.000 06/01/33 509
Montana Finance Authority Health Facilities Revenue Bonds 1,000 5.000 06/01/34 1,238
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited 650 5.000 07/01/25 783
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited 1,335 5.000 07/01/26 1,649
Yellowstone County Lockwood School District No. 26 General Obligation Unlimited 1,460 5.000 07/01/27 1,841
6,799
Nebraska - 0.5%
Central Plains Energy Project Revenue Bonds(~)(ae)(Ê) 1,900 4.000 08/01/25 2,156
Central Plains Energy Project Revenue Bonds 2,500 5.000 09/01/26 3,006
Central Plains Energy Project Revenue Bonds 2,000 5.000 09/01/30 2,552
Central Plains Energy Project Revenue Bonds 1,565 5.000 09/01/32 1,701
Central Plains Energy Project Revenue Bonds 3,505 5.250 09/01/37 3,831
Nebraska Public Power District Revenue Bonds 2,000 4.000 01/01/21 2,056
Nebraska Public Power District Revenue Bonds(ae) 620 5.000 01/01/22 667
Nebraska Public Power District Revenue Bonds 380 5.000 01/01/29 408

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
300 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Scotts Bluff County Hospital Authority Revenue Bonds 1,000 5.000 02/01/20 1,000
17,377
Nevada - 0.7%
City of North Las Vegas General Obligation Limited(µ) 770 5.000 06/01/22 840
City of North Las Vegas General Obligation Limited(µ) 2,430 5.000 06/01/30 3,145
City of Reno General Obligation Limited 1,000 5.000 06/01/22 1,091
City of Sparks Tourism Improvement District 1 Revenue Bonds(Þ) 2,000 2.500 06/15/24 2,035
City of Sparks Tourism Improvement District 1 Revenue Bonds(Þ) 895 2.750 06/15/28 927
Clark County General Obligation Unlimited 2,555 5.000 06/01/33 3,248
Clark County School District General Obligation Limited(µ) 1,255 5.000 06/15/30 1,619
Clark County School District General Obligation Limited(µ) 2,500 4.000 06/15/35 2,905
Las Vegas Convention and Visitors Authority Revenue Bonds 1,300 5.000 07/01/31 1,621
Nevada Department of Business & Industry Revenue Bonds(Þ) 270 3.125 07/15/22 273
Nevada Department of Business & Industry Revenue Bonds(Þ) 340 5.000 07/15/27 380
Nevada Department of Business & Industry Revenue Bonds(Þ) 710 4.500 12/15/29 745
State of Nevada General Obligation Limited 2,590 5.000 04/01/21 2,714
Truckee Meadows Water Authority Revenue Bonds 1,600 5.000 07/01/37 1,933
23,476
New Hampshire - 0.7%
New Hampshire Business Finance Authority Revenue Bonds(~)(ae)(Ê) 840 2.800 10/01/33 884
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 2,180 5.000 06/01/28 2,865
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,730 5.000 08/01/32 2,101
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 765 5.000 08/01/33 927
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,500 5.000 01/01/34 1,693
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 810 5.000 08/01/34 980
New Hampshire Health and Education Facilities Authority Act Revenue Bonds(~)(Ê) 2,715 0.900 07/01/35 2,715
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 845 5.000 08/01/35 1,020
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,825 5.000 01/01/36 2,054
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 895 5.000 08/01/36 1,077
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,615 5.000 01/01/37 1,815
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 935 5.000 08/01/37 1,122
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 985 5.000 08/01/38 1,177
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,035 5.000 08/01/39 1,235
New Hampshire Health and Education Facilities Authority Act Revenue Bonds 1,090 5.000 08/01/40 1,297
22,962
New Jersey - 5.0%
Buena Regional School District General Obligation Unlimited(µ) 300 4.000 08/01/32 338
Buena Regional School District General Obligation Unlimited(µ) 320 4.000 08/01/33 360
Buena Regional School District General Obligation Unlimited(µ) 340 4.000 08/01/34 382
Buena Regional School District General Obligation Unlimited(µ) 360 4.000 08/01/35 404
Buena Regional School District General Obligation Unlimited(µ) 385 4.000 08/01/36 431
Camden County Improvement Authority Revenue Bonds 2,000 5.000 02/15/28 2,266
City of Atlantic City General Obligation Unlimited(µ) 500 5.000 03/01/25 588
City of Atlantic City General Obligation Unlimited(µ) 450 5.000 03/01/26 543
City of Atlantic City General Obligation Unlimited(µ) 750 5.000 03/01/32 906
City of Bayonne General Obligation Unlimited(µ) 1,500 5.000 07/01/33 1,788
City of Bayonne General Obligation Unlimited(µ) 1,865 5.000 07/01/34 2,219
City of New Brunswick General Obligation Unlimited(µ) 150 5.000 02/15/20 150
City of Trenton General Obligation Unlimited(µ) 1,510 5.000 07/15/23 1,692
County of Cape May General Obligation Unlimited 2,235 4.000 10/01/26 2,666
County of Cape May General Obligation Unlimited 2,480 4.000 10/01/27 2,938
Jersey City General Obligation Unlimited 450 5.000 11/01/31 559
New Jersey Building Authority Revenue Bonds(µ) 580 5.000 06/15/28 696
New Jersey Economic Development Authority Revenue Bonds 2,765 5.000 06/15/20 2,802
New Jersey Economic Development Authority Revenue Bonds 75 5.000 06/15/21 79
New Jersey Economic Development Authority Revenue Bonds 2,045 5.000 06/15/23 2,209
New Jersey Economic Development Authority Revenue Bonds(µ) 700 5.500 09/01/24 826
New Jersey Economic Development Authority Revenue Bonds(µ) 515 5.250 07/01/26 624

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 301
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Economic Development Authority Revenue Bonds 795 5.000 07/01/27 928
New Jersey Economic Development Authority Revenue Bonds(µ) 2,005 5.000 07/01/28 2,462
New Jersey Economic Development Authority Revenue Bonds 1,720 5.000 06/15/29 1,949
New Jersey Economic Development Authority Revenue Bonds 350 3.000 06/01/32 372
New Jersey Economic Development Authority Revenue Bonds 665 5.000 06/01/32 825
New Jersey Economic Development Authority Revenue Bonds 4,975 5.000 06/15/36 5,915
New Jersey Economic Development Authority Revenue Bonds 1,000 5.000 06/15/37 1,185
New Jersey Educational Facilities Authority Revenue Bonds(µ) 450 5.000 07/01/32 540
New Jersey Educational Facilities Authority Revenue Bonds(µ) 3,085 5.000 07/01/33 3,830
New Jersey Educational Facilities Authority Revenue Bonds 950 5.000 07/01/36 1,108
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,035 5.000 07/01/20 1,052
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ) 1,000 5.000 07/01/27 1,176
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/28 1,235
New Jersey Health Care Facilities Financing Authority Revenue Bonds 2,180 5.000 07/01/29 2,716
New Jersey Health Care Facilities Financing Authority Revenue Bonds 300 5.000 07/01/30 356
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 5.000 07/01/31 1,231
New Jersey Health Care Facilities Financing Authority Revenue Bonds 1,000 4.000 07/01/35 1,179
New Jersey Health Care Facilities Financing Authority Revenue Bonds(~)(ae)(Ê) 1,610 5.000 07/01/43 1,880
New Jersey Housing & Mortgage Finance Agency Revenue Bonds 4,360 4.750 10/01/50 4,941
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ) 550 5.250 12/15/20 570
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ) 145 5.250 12/15/21 156
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,825 2.493 12/15/26 1,588
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,325 5.000 06/15/29 2,760
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,125 2.871 12/15/29 890
New Jersey Transportation Trust Fund Authority Revenue Bonds 735 5.000 06/15/30 868
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,585 5.000 06/15/31 6,578
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ) 1,840 2.851 12/15/31 1,384
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 4.000 12/15/31 891
New Jersey Transportation Trust Fund Authority Revenue Bonds 5,765 Zero coupon 12/15/32 4,105
New Jersey Transportation Trust Fund Authority Revenue Bonds 950 5.000 12/15/33 1,157
New Jersey Transportation Trust Fund Authority Revenue Bonds 2,225 5.000 12/15/34 2,705
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ) 5,000 3.060 12/15/35 3,234
New Jersey Transportation Trust Fund Authority Revenue Bonds 790 5.000 12/15/35 958
New Jersey Transportation Trust Fund Authority Revenue Bonds 650 5.250 06/15/36 682
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,085 Zero coupon 12/15/36 663
New Jersey Transportation Trust Fund Authority Revenue Bonds 14,860 3.291 12/15/36 9,080
New Jersey Transportation Trust Fund Authority Revenue Bonds 1,000 5.000 12/15/36 1,209
New Jersey Transportation Trust Fund Authority Revenue Bonds 21,585 3.499 12/15/38 12,235
New Jersey Transportation Trust Fund Authority Revenue Bonds 685 4.250 12/15/38 771
New Jersey Turnpike Authority Revenue Bonds 5,550 5.000 01/01/22 5,981
New Jersey Turnpike Authority Revenue Bonds 900 5.000 01/01/23 1,007
New Jersey Turnpike Authority Revenue Bonds 3,090 5.000 01/01/24 3,453
New Jersey Turnpike Authority Revenue Bonds(ae) 2,330 5.000 01/01/27 2,561
New Jersey Turnpike Authority Revenue Bonds 3,375 5.000 01/01/32 4,128
New Jersey Turnpike Authority Revenue Bonds 2,000 5.000 01/01/33 2,476
South Jersey Port Corp. Revenue Bonds(µ) 200 5.000 11/01/28 257
South Jersey Port Corp. Revenue Bonds(µ) 2,000 5.000 11/01/29 2,605
South Jersey Port Corp. Revenue Bonds(µ) 1,000 5.000 11/01/30 1,295
State of New Jersey General Obligation Unlimited 7,500 5.000 06/01/39 9,278
State of New Jersey General Obligation Unlimited 7,500 5.000 06/01/40 9,255
Tobacco Settlement Financing Corp. Revenue Bonds 4,375 3.200 06/01/27 4,487
Town of Morristown General Obligation Unlimited 270 5.000 02/01/20 270
159,883
New Mexico - 0.2%
New Mexico Mortgage Finance Authority Revenue Bonds 800 2.250 07/01/23 803
New Mexico Mortgage Finance Authority Revenue Bonds 2,705 4.250 07/01/49 3,007

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
302 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Mexico Mortgage Finance Authority Revenue Bonds 1,995 3.750 01/01/50 2,198
6,008
New York - 7.4%
Albany Capital Resource Corp. Revenue Bonds 1,570 4.000 06/01/29 1,702
Amherst Development Corp. Revenue Bonds 600 5.000 10/01/25 691
Amherst Development Corp. Revenue Bonds 630 5.000 10/01/26 738
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds 1,350 5.750 10/01/26 1,427
Build NYC Resource Corp. Revenue Bonds 500 5.000 08/01/29 624
Build NYC Resource Corp. Revenue Bonds 700 5.000 08/01/30 871
Build NYC Resource Corp. Revenue Bonds 600 5.000 08/01/32 742
Build NYC Resource Corp. Revenue Bonds 500 5.000 08/01/33 615
City of New York General Obligation Unlimited 2,550 5.000 08/01/21 2,707
City of New York General Obligation Unlimited 2,445 5.000 08/01/22 2,695
City of New York General Obligation Unlimited 6,420 5.000 08/01/23 7,331
City of Yonkers General Obligation Limited 4,500 2.000 06/29/20 4,514
City of Yonkers General Obligation Limited(µ) 1,200 5.000 05/01/31 1,572
City of Yonkers General Obligation Limited(µ) 2,250 5.000 05/01/32 2,937
City of Yonkers General Obligation Limited(µ) 3,895 5.000 05/01/33 5,069
City of Yonkers General Obligation Limited(µ) 1,990 4.000 05/01/35 2,375
City of Yonkers General Obligation Limited(µ) 2,180 4.000 05/01/37 2,551
County of Monroe General Obligation Limited(µ) 1,000 5.000 06/01/21 1,054
County of Nassau General Obligation Limited(µ) 3,190 5.000 04/01/35 4,155
County of Westchester General Obligation Limited 5,000 1.500 05/27/20 5,006
Hudson Yards Infrastructure Corp. Revenue Bonds 7,495 5.000 02/15/35 9,305
Hudson Yards Infrastructure Corp. Revenue Bonds 4,740 5.000 02/15/37 5,858
Hudson Yards Infrastructure Corp. Revenue Bonds 5,260 5.000 02/15/38 6,475
Hudson Yards Infrastructure Corp. Revenue Bonds 300 4.000 02/15/44 341
Long Island Power Authority Electrical Systems Revenue Bonds 1,000 5.000 09/01/32 1,248
Long Island Power Authority Electrical Systems Revenue Bonds 750 5.000 09/01/33 933
Long Island Power Authority Electrical Systems Revenue Bonds 1,000 5.000 09/01/34 1,241
Long Island Power Authority Electrical Systems Revenue Bonds 1,250 5.000 09/01/35 1,548
Long Island Power Authority Electrical Systems Revenue Bonds 1,825 5.000 09/01/37 2,247
Long Island Power Authority Revenue Bonds(ae)(Ê) 2,700 1.997 05/01/33 2,722
Long Island Power Authority Revenue Bonds(~)(ae)(Ê) 2,000 1.650 09/01/49 2,036
Metropolitan Transportation Authority Revenue Bonds 6,000 4.000 07/01/20 6,072
Metropolitan Transportation Authority Revenue Bonds 1,440 5.000 11/15/24 1,600
Metropolitan Transportation Authority Revenue Bonds 8,320 5.000 11/15/25 9,237
Metropolitan Transportation Authority Revenue Bonds(ae) 4,015 5.000 11/15/28 4,819
Metropolitan Transportation Authority Revenue Bonds(µ)(ae)(Ê) 4,000 1.799 11/01/32 4,002
New York City Housing Development Corp. Revenue Bonds 1,560 3.500 02/15/48 1,641
New York City Industrial Development Agency Revenue Bonds(µ) 1,535 5.000 01/01/31 1,553
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 900 5.000 11/01/20 928
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2,175 5.000 05/01/21 2,286
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 3,920 5.000 02/01/37 4,739
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 1,000 5.000 08/01/39 1,161
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 5,000 4.000 11/01/41 5,846
New York City Trust for Cultural Resources Revenue Bonds 940 5.000 07/01/21 974
New York City Water & Sewer System Revenue Bonds 4,050 4.000 06/15/40 4,748
New York City Water & Sewer System Revenue Bonds(~)(Ê) 5,000 0.900 06/15/44 5,000
New York Liberty Development Corp. Revenue Bonds 3,000 2.450 09/15/69 3,108
New York State Dormitory Authority Revenue Bonds(ae) 2,400 5.000 05/01/22 2,523
New York State Dormitory Authority Revenue Bonds 725 5.000 05/15/23 793
New York State Dormitory Authority Revenue Bonds(µ) 430 5.250 07/01/23 483
New York State Dormitory Authority Revenue Bonds 6,725 5.000 12/15/23 7,523
New York State Dormitory Authority Revenue Bonds 6,790 5.000 07/01/26 7,767
New York State Dormitory Authority Revenue Bonds 1,000 5.000 08/01/27 1,251
New York State Dormitory Authority Revenue Bonds 3,340 5.000 02/15/28 4,222

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 303
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York State Dormitory Authority Revenue Bonds 13,920 5.000 03/15/32 18,185
New York State Dormitory Authority Revenue Bonds 100 5.000 07/01/32 127
New York State Dormitory Authority Revenue Bonds 3,300 5.000 10/01/32 4,060
New York State Dormitory Authority Revenue Bonds 1,465 5.000 07/01/33 1,884
New York State Dormitory Authority Revenue Bonds 710 5.000 07/01/34 901
New York State Dormitory Authority Revenue Bonds 95 5.000 07/01/35 120
New York State Dormitory Authority Revenue Bonds 85 5.000 07/01/36 107
New York State Dormitory Authority Revenue Bonds 14,000 4.000 02/15/38 16,585
New York State Dormitory Authority Revenue Bonds 6,035 4.000 07/01/38 7,142
New York State Dormitory Authority Revenue Bonds 1,000 5.000 10/01/38 1,278
New York State Dormitory Authority Revenue Bonds 105 4.000 07/01/40 119
New York State Dormitory Authority Revenue Bonds 110 5.000 07/01/41 137
New York State Dormitory Authority Revenue Bonds 435 4.000 07/01/45 488
Oneida County Local Development Corp. Revenue Bonds(µ) 1,500 5.000 12/01/30 1,938
Oneida County Local Development Corp. Revenue Bonds(µ) 1,500 5.000 12/01/31 1,930
Oneida County Local Development Corp. Revenue Bonds(µ) 60 4.000 12/01/32 71
Oneida County Local Development Corp. Revenue Bonds(µ) 70 4.000 12/01/33 82
Oneida County Local Development Corp. Revenue Bonds(µ) 60 4.000 12/01/34 70
Oneida County Local Development Corp. Revenue Bonds(µ) 60 4.000 12/01/35 70
Oneida County Local Development Corp. Revenue Bonds(µ) 75 4.000 12/01/36 87
Oneida County Local Development Corp. Revenue Bonds(µ) 60 4.000 12/01/37 70
Oneida County Local Development Corp. Revenue Bonds(µ) 60 4.000 12/01/38 69
Oneida County Local Development Corp. Revenue Bonds(µ) 180 3.000 12/01/39 186
Oneida County Local Development Corp. Revenue Bonds(µ) 120 3.000 12/01/40 123
Oneida County Local Development Corp. Revenue Bonds(µ) 240 4.000 12/01/49 273
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds 3,425 4.250 10/01/47 3,779
Triborough Bridge & Tunnel Authority Revenue Bonds(µ) 1,000 5.500 11/15/20 1,037
Triborough Bridge & Tunnel Authority Revenue Bonds 5,000 5.000 11/15/33 6,220
Troy Capital Resource Corp. Revenue Bonds 1,000 5.000 09/01/20 1,023
TSASC, Inc. New York Revenue Bonds 1,500 5.000 06/01/29 1,819
Westchester County Local Development Corp. Revenue Bonds 280 5.000 07/01/20 285
Westchester County Local Development Corp. Revenue Bonds 425 5.000 07/01/21 449
Westchester County Local Development Corp. Revenue Bonds 1,350 5.000 05/01/34 1,528
237,848
North Carolina - 1.2%
North Carolina Capital Facilities Finance Agency Revenue Bonds 9,525 5.000 10/01/41 10,259
North Carolina Capital Facilities Finance Agency Revenue Bonds 7,465 5.000 10/01/44 8,435
North Carolina Housing Finance Agency Revenue Bonds 3,895 4.250 07/01/47 4,299
North Carolina Housing Finance Agency Revenue Bonds 3,995 4.000 01/01/50 4,453
North Carolina Medical Care Commission Revenue Bonds 250 4.000 01/01/25 273
North Carolina Medical Care Commission Revenue Bonds 240 4.000 01/01/26 265
North Carolina Medical Care Commission Revenue Bonds 565 5.000 01/01/27 664
North Carolina Medical Care Commission Revenue Bonds 790 5.000 01/01/28 941
North Carolina Medical Care Commission Revenue Bonds 560 5.000 01/01/29 668
North Carolina Medical Care Commission Revenue Bonds 655 5.000 01/01/30 779
North Carolina Medical Care Commission Revenue Bonds 700 5.000 10/01/30 834
North Carolina Medical Care Commission Revenue Bonds 625 5.000 01/01/31 741
North Carolina Medical Care Commission Revenue Bonds 2,105 5.000 11/01/31 2,529
North Carolina Medical Care Commission Revenue Bonds 500 5.000 01/01/38 569
North Carolina Turnpike Authority Revenue Bonds(µ) 1,310 5.000 01/01/28 1,615
State of North Carolina General Obligation Unlimited 2,500 5.000 05/01/20 2,525
39,849
North Dakota - 0.2%
County of Burleigh Revenue Bonds(ae) 500 5.000 07/01/31 528
North Dakota Housing Finance Agency Revenue Bonds 4,980 4.250 07/01/49 5,527
6,055
Ohio - 2.9%
American Municipal Power, Inc. Revenue Bonds 875 5.000 02/15/25 1,042

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
304 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 6,865 5.125 06/01/24 6,898
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 1,640 5.375 06/01/24 1,646
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 2,650 5.875 06/01/30 2,663
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 6,495 5.750 06/01/34 6,525
City of Cincinnati General Obligation Unlimited(ae) 1,815 5.000 12/01/30 1,988
City of Cleveland Income Tax Revenue Bonds(ae) 375 5.000 10/01/37 430
City of Columbus General Obligation Unlimited 4,685 4.000 04/01/33 5,437
City of Columbus General Obligation Unlimited 2,830 5.000 04/01/33 3,653
City of Hamilton Electric Revenue Bonds(µ) 700 4.000 10/01/34 812
City of Hamilton Electric Revenue Bonds(µ) 730 4.000 10/01/35 840
City of Hamilton Electric Revenue Bonds(µ) 590 4.000 10/01/36 677
Cleveland Municipal School District General Obligation Unlimited 1,100 5.000 12/01/27 1,242
County of Cuyahoga Certificate Of Participation 14,065 5.000 12/01/27 16,201
County of Cuyahoga Certificate Of Participation 1,990 5.000 12/01/28 2,289
County of Franklin Revenue Bonds(~)(Ê) 8,200 1.000 12/01/46 8,200
County of Hamilton Revenue Bonds 1,350 5.000 01/01/31 1,553
County of Miami-Dade Revenue Bonds 450 5.000 09/01/36 477
County of Montgomery Ohio Revenue Bonds 510 5.750 11/15/22 527
Cuyahoga County Hospital Revenue Bonds 7,450 5.000 02/15/37 8,729
Euclid City School District Certificated Participation(µ) 165 4.000 12/01/28 190
Euclid City School District Certificated Participation(µ) 175 4.000 12/01/30 199
Euclid City School District Certificated Participation(µ) 185 4.000 12/01/31 210
Euclid City School District Certificated Participation(µ) 130 4.000 12/01/32 147
Euclid City School District Certificated Participation(µ) 135 4.000 12/01/33 152
Euclid City School District Certificated Participation(µ) 110 4.000 12/01/34 124
Euclid City School District Certificated Participation(µ) 215 4.000 12/01/35 240
Euclid City School District Certificated Participation(µ) 445 4.000 12/01/36 496
Euclid City School District Certificated Participation(µ) 380 4.000 12/01/38 421
Lakewood City School District General Obligation Unlimited(ae) 875 5.000 11/01/30 973
Middletown City School District General Obligation Unlimited 5 5.250 12/01/34 6
Ohio Air Quality Development Authority Revenue Bonds 1,000 2.875 02/01/26 1,032
Ohio Higher Educational Facility Commission Revenue Bonds 250 5.000 01/01/28 272
Ohio Higher Educational Facility Commission Revenue Bonds 520 5.000 07/01/31 640
Ohio Higher Educational Facility Commission Revenue Bonds 750 5.000 07/01/33 917
Ohio Higher Educational Facility Commission Revenue Bonds 820 5.000 07/01/34 1,001
Ohio Higher Educational Facility Commission Revenue Bonds 695 4.000 07/01/36 787
Ohio Higher Educational Facility Commission Revenue Bonds 600 4.000 07/01/37 677
Ohio Housing Finance Agency Revenue Bonds 2,905 4.500 09/01/48 3,233
State of Ohio Revenue Bonds 3,500 5.000 12/15/22 3,837
State of Ohio Revenue Bonds 2,815 5.000 12/15/23 3,084
Toledo-Lucas County Port Authority Revenue Bonds 1,965 5.000 07/01/29 2,176
Washington Local School District General Obligation Unlimited 2,000 2.500 06/25/20 2,010
94,653
Oklahoma - 1.0%
Cache Educational Facilities Authority Revenue Bonds 3,570 5.000 09/01/28 4,565
Carter County Public Facilities Authority Revenue Bonds 3,625 5.000 09/01/31 4,470
Cleveland County Educational Facilities Authority Revenue Bonds 765 5.000 06/01/24 890
Oklahoma Development Finance Authority Revenue Bonds 1,000 5.000 08/15/22 1,087
Oklahoma Development Finance Authority Revenue Bonds 750 5.000 08/15/23 841
Oklahoma Development Finance Authority Revenue Bonds 1,000 5.000 08/15/26 1,213
Oklahoma Development Finance Authority Revenue Bonds 2,000 5.000 08/15/28 2,393
Oklahoma Development Finance Authority Revenue Bonds 3,000 5.000 08/15/33 3,673
Oklahoma Development Finance Authority Revenue Bonds 3,000 5.250 08/15/43 3,639
Oklahoma Housing Finance Agency Revenue Bonds 1,570 4.750 09/01/48 1,767
Oklahoma Water Resources Board Revenue Bonds 2,725 5.000 04/01/31 3,439
Oklahoma Water Resources Board Revenue Bonds 1,750 5.000 04/01/32 2,208
Oklahoma Water Resources Board Revenue Bonds 1,500 5.000 04/01/33 1,885

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 305
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tulsa County Industrial Authority Revenue Bonds 285 5.000 09/01/30 372
32,442
Oregon - 0.4%
City of Portland Sewer System Revenue Bonds(ae) 1,500 5.000 03/01/20 1,505
City of Portland Sewer System Revenue Bonds 2,355 5.000 05/01/26 2,931
Hospital Facilities Authority of Multnomah County Revenue Bonds(~)(ae)(Ê) 1,130 5.000 03/01/25 1,323
Morrow County School District No. 1 General Obligation Unlimited(µ) 1,955 5.500 06/15/21 2,079
Oregon State Business Development Commission Revenue Bonds(~)(ae)(Ê) 1,950 2.400 12/01/40 2,032
Oregon State Facilities Authority Revenue Bonds(Þ) 750 5.000 10/01/36 803
State of Oregon General Obligation Unlimited 500 5.000 12/01/31 622
State of Oregon General Obligation Unlimited 2,370 4.250 06/01/49 2,625
13,920
Pennsylvania - 5.3%
Allegheny County Higher Education Building Authority Revenue Bonds 590 5.000 10/15/20 603
Allegheny County Higher Education Building Authority Revenue Bonds 615 5.000 10/15/21 648
Allegheny County Higher Education Building Authority Revenue Bonds 790 5.000 10/15/26 924
Allegheny County Higher Education Building Authority Revenue Bonds 835 5.000 10/15/27 971
Allegheny County Higher Education Building Authority Revenue Bonds 870 5.000 10/15/28 1,008
Allegheny County Hospital Development Authority Revenue Bonds 1,145 5.000 04/01/30 1,443
Allegheny County Sanitary Authority Revenue Bonds 1,000 4.000 06/01/35 1,155
Allentown City School District General Obligation Ltd.(µ) 2,250 5.000 02/01/31 2,865
Allentown City School District General Obligation Ltd.(µ) 4,385 5.000 02/01/33 5,543
Allentown City School District General Obligation Ltd.(µ) 1,000 4.000 02/01/36 1,147
Allentown City School District General Obligation Ltd.(µ) 2,250 5.000 02/01/37 2,818
Berks County Municipal Authority Revenue Bonds 980 5.250 11/01/24 989
Bucks County Industrial Development Authority Revenue Bonds 330 5.000 10/01/30 379
Bucks County Industrial Development Authority Revenue Bonds 350 5.000 10/01/31 401
Butler County General Authority Revenue Bonds(µ)(Ê) 18,370 2.106 10/01/34 17,807
Chester County Industrial Development Authority Special Assessment(Þ) 275 4.375 03/01/28 289
City of Erie General Obligation Unlimited(µ) 3,750 3.208 11/15/37 2,210
City of Lancaster General Obligation Unlimited(µ) 375 5.000 05/01/27 468
City of Philadelphia General Obligation Unlimited(ae) 3,210 5.250 07/15/27 3,411
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/33 6,146
City of Philadelphia General Obligation Unlimited 5,000 5.000 08/01/34 6,134
City of Scranton General Obligation Unlimited(Þ) 1,815 5.000 09/01/21 1,901
City of Scranton General Obligation Unlimited(Þ) 1,925 5.000 09/01/22 2,069
City of Wilkes-Barre General Obligation Unlimited(µ) 1,000 4.000 11/15/38 1,073
City of York General Obligation Unlimited 105 5.000 11/15/24 122
City of York General Obligation Unlimited 1,955 5.000 11/15/26 2,378
City of York General Obligation Unlimited 1,755 5.000 11/15/27 2,174
Coatesville Area School District Building Authority Revenue Bonds(µ) 425 5.000 12/01/24 475
Coatesville Area School District Building Authority Revenue Bonds(µ) 385 5.000 12/01/25 430
Coatesville Area School District Building Authority Revenue Bonds(µ) 335 5.000 12/01/26 373
Coatesville Area School District Building Authority Revenue Bonds(µ) 360 5.000 12/01/27 400
Commonwealth Financing Authority Revenue Bonds(µ) 13,000 4.000 06/01/39 14,669
Commonwealth of Pennsylvania General Obligation Unlimited 6,075 5.000 08/15/23 6,940
County of Luzerne General Obligation Unlimited(µ) 500 5.000 12/15/27 616
Dauphin County General Authority University Revenue Bonds(Þ) 2,570 4.000 10/15/22 2,655
Delaware County Authority Revenue Bonds 700 5.000 08/01/45 818
Delaware County Vocational & Technical School Authority Revenue Bonds(µ) 1,120 5.000 11/01/27 1,261
Delaware County Vocational & Technical School Authority Revenue Bonds(µ) 1,140 5.000 11/01/28 1,283
Delaware County Vocational & Technical School Authority Revenue Bonds(µ) 1,500 5.250 11/01/33 1,704
Delaware Valley Regional Finance Authority Revenue Bonds(ae)(Ê) 10,000 2.074 09/01/48 10,086
Erie City Water Authority Revenue Bonds(µ) 1,755 4.000 12/01/36 2,022
Erie City Water Authority Revenue Bonds(µ) 1,075 4.000 12/01/37 1,234
Erie City Water Authority Revenue Bonds(µ) 750 4.000 12/01/38 858
General Authority of Southcentral Pennsylvania Revenue Bonds 370 5.000 12/01/28 442
General Authority of Southcentral Pennsylvania Revenue Bonds 150 4.000 06/01/44 171

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
306 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
General Authority of Southcentral Pennsylvania Revenue Bonds 275 5.000 06/01/44 341
Mifflin County School District General Obligation Limited(µ) 1,000 5.000 09/01/30 1,173
Montgomery County Higher Education & Health Authority Revenue Bonds 150 4.000 09/01/37 173
Montgomery County Higher Education & Health Authority Revenue Bonds 150 4.000 09/01/38 173
Montgomery County Higher Education & Health Authority Revenue Bonds 150 4.000 09/01/39 172
North Allegheny School District General Obligation Limited 1,000 4.000 05/01/35 1,174
North Penn Water Authority Revenue Bonds 1,190 5.000 11/01/30 1,271
Northampton County General Purpose Authority Revenue Bonds 285 5.000 10/01/30 336
Northampton County General Purpose Authority Revenue Bonds 150 5.000 10/01/31 176
Northern Tioga School District General Obligation Limited(µ) 650 5.000 04/01/30 798
Pennsylvania Economic Development Financing Authority Revenue Bonds 750 5.000 12/01/36 948
Pennsylvania Economic Development Financing Authority Revenue Bonds 750 5.000 12/01/38 938
Pennsylvania Economic Development Financing Authority Revenue Bonds 1,500 3.000 04/01/39 1,574
Pennsylvania Economic Development Financing Authority Revenue Bonds(µ) 2,630 5.000 12/01/44 3,264
Pennsylvania Higher Education Facilities Authority Revenue Bonds 110 5.250 05/01/24 116
Pennsylvania Turnpike Commission Revenue Bonds(µ) 2,195 6.250 06/01/33 2,812
Pennsylvania Turnpike Commission Revenue Bonds 4,500 5.250 12/01/44 5,693
Philadelphia Authority for Industrial Development Revenue Bonds 560 5.875 06/15/22 583
Philadelphia Authority for Industrial Development Revenue Bonds(µ) 510 5.000 12/01/29 632
Philadelphia Authority for Industrial Development Revenue Bonds 2,000 8.000 01/01/33 2,207
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds 1,250 5.000 07/01/21 1,309
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds 500 5.000 07/01/28 600
Pittsburgh Water & Sewer Authority Revenue Bonds(µ) 375 4.000 09/01/34 440
Pittsburgh Water & Sewer Authority Revenue Bonds(µ) 150 5.000 09/01/34 193
Pittsburgh Water & Sewer Authority Revenue Bonds(µ) 75 4.000 09/01/35 88
Pittsburgh Water & Sewer Authority Revenue Bonds(µ) 265 5.000 09/01/35 340
Pittsburgh Water & Sewer Authority Revenue Bonds(µ) 1,300 5.000 09/01/36 1,664
Pittsburgh Water & Sewer Authority Revenue Bonds(µ) 1,300 5.000 09/01/37 1,658
Pittsburgh Water & Sewer Authority Revenue Bonds(µ) 1,040 5.000 09/01/38 1,319
School District of Philadelphia (The) General Obligation Limited(µ) 4,495 5.000 09/01/27 5,493
Scranton School District General Obligation Unlimited(µ) 490 5.000 06/01/32 608
Scranton School District General Obligation Unlimited(µ) 330 5.000 12/01/33 404
Scranton School District General Obligation Unlimited(µ) 575 5.000 06/01/34 710
Scranton School District General Obligation Unlimited(µ) 560 5.000 06/01/36 688
Shenandoah Valley School District General Obligation Unlimited(µ) 935 4.000 08/01/26 1,090
State Public School Building Authority Revenue Bonds 2,000 5.000 04/01/20 2,012
State Public School Building Authority Revenue Bonds 3,030 5.000 04/01/25 3,296
State Public School Building Authority Revenue Bonds(µ) 1,000 5.000 06/15/28 1,089
State Public School Building Authority Revenue Bonds(µ) 1,000 5.000 06/15/29 1,088
Stroudsburg Area School District General Obligation Unlimited(µ) 1,950 4.000 06/01/30 2,262
West Mifflin School District General Obligation Limited(µ) 1,000 5.000 04/01/28 1,204
West Mifflin School District General Obligation Limited(µ) 3,045 4.000 04/01/30 3,417
Western Wayne School District General Obligation Unlimited(µ) 565 5.000 04/01/21 591
York City School District General Obligation Unlimited(µ) 1,260 4.000 05/01/24 1,403
171,033
Puerto Rico - 2.9%
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 430 5.250 07/01/20 436
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 190 5.500 07/01/20 193
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 1,000 5.250 07/01/21 1,016
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 1,055 4.000 07/01/22 1,088
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 1,305 5.375 07/01/25 1,359
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 1,005 5.250 07/01/26 1,042
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 415 4.250 07/01/27 423
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 1,000 5.250 07/01/27 1,032
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 635 5.000 07/01/31 642
Commonwealth of Puerto Rico General Obligation Unlimited(µ) 8,535 5.000 07/01/35 9,121
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds(µ) 3,875 5.000 07/01/28 3,977

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 307
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 2,000 5.500 07/01/28 2,163
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds 3,830 5.000 07/01/33 4,084
Puerto Rico Commonwealth General Obligation Unlimited(µ) 235 5.500 07/01/20 238
Puerto Rico Convention Center District Authority Revenue Bonds(µ) 190 5.000 07/01/20 191
Puerto Rico Convention Center District Authority Revenue Bonds(µ) 345 5.000 07/01/31 353
Puerto Rico Convention Center District Authority Revenue Bonds(µ) 1,125 4.500 07/01/36 1,128
Puerto Rico Electric Power Authority Revenue Bonds(µ) 1,815 5.000 07/01/21 1,842
Puerto Rico Electric Power Authority Revenue Bonds(µ) 385 4.000 07/01/23 385
Puerto Rico Electric Power Authority Revenue Bonds(µ)(Ê) 8,820 1.926 07/01/29 8,710
Puerto Rico Electric Power Authority Revenue Bonds(µ) 230 4.375 07/01/30 231
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 770 5.250 07/01/22 816
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 40 5.500 07/01/26 45
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 950 5.000 07/01/27 975
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 700 5.500 07/01/28 782
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 320 5.500 07/01/29 366
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 25 5.500 07/01/31 29
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 60 5.250 07/01/32 69
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 210 5.250 07/01/33 241
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 260 5.250 07/01/34 299
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 1,275 5.250 07/01/35 1,384
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 5,125 5.250 07/01/36 5,897
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 500 4.750 07/01/38 501
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 250 5.250 07/01/38 274
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ) 250 5.250 07/01/41 287
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 2,275 5.500 07/01/23 2,452
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 955 5.500 07/01/24 1,042
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 1,185 5.500 07/01/25 1,307
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 1,080 5.500 07/01/26 1,201
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ) 350 5.500 07/01/27 391
Puerto Rico Municipal Finance Agency General Obligation Unlimited(µ) 3,090 5.000 08/01/27 3,171
Puerto Rico Public Buildings Authority Revenue Bonds(µ) 2,010 6.000 07/01/25 2,261
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 4,305 2.953 07/01/27 3,623
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 319 3.071 07/01/29 253
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 2,495 3.171 07/01/31 1,843
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 2,269 3.450 07/01/33 1,560
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 9,975 4.500 07/01/34 10,964
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds 11,005 4.329 07/01/40 11,948
93,635
Rhode Island - 0.4%
Providence Public Buildings Authority Revenue Bonds(µ) 500 5.875 06/15/26 531
Rhode Island Commerce Corp. Revenue Bonds 2,610 5.000 06/15/27 3,214
Rhode Island Health & Educational Building Corp. Revenue Bonds 600 5.000 09/01/22 663
Rhode Island Health & Educational Building Corp. Revenue Bonds 200 5.000 08/15/27 255
Rhode Island Health & Educational Building Corp. Revenue Bonds 2,495 5.000 05/15/28 2,995
Rhode Island Health & Educational Building Corp. Revenue Bonds 250 5.000 08/15/28 324
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,250 5.000 05/15/29 1,495
Rhode Island Health & Educational Building Corp. Revenue Bonds(µ) 375 5.000 05/15/32 480
Rhode Island Health & Educational Building Corp. Revenue Bonds(µ) 300 5.000 05/15/33 383
Rhode Island Health & Educational Building Corp. Revenue Bonds(µ) 300 5.000 05/15/36 379
Rhode Island Health & Educational Building Corp. Revenue Bonds 1,500 4.000 09/01/37 1,710
12,429
South Carolina - 1.3%
Lee County School Facilities, Inc. Revenue Bonds(µ) 1,050 4.000 12/01/27 1,238
Orangeburg County Facilities Corp. Revenue Bonds 1,140 5.000 12/01/27 1,456
Orangeburg County Facilities Corp. Revenue Bonds 1,410 5.000 12/01/28 1,788
Orangeburg County Facilities Corp. Revenue Bonds 1,560 5.000 12/01/30 1,955
Orangeburg County Facilities Corp. Revenue Bonds 1,695 4.000 12/01/32 1,919
Orangeburg County Facilities Corp. Revenue Bonds 1,165 4.000 12/01/33 1,317

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
308 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Richland County School District No. 1 General Obligation Unlimited 3,165 5.000 03/01/20 3,175
South Carolina Jobs-Economic Development Authority Hospital Revenue Bonds(ae) 3,800 5.250 08/01/30 4,366
South Carolina Public Service Authority Revenue Bonds 3,500 5.000 12/01/30 4,064
South Carolina Public Service Authority Revenue Bonds 2,180 5.000 12/01/31 2,657
South Carolina Public Service Authority Revenue Bonds 200 5.000 12/01/34 231
South Carolina Public Service Authority Revenue Bonds 5,000 5.000 12/01/41 5,950
South Carolina State Public Service Authority Revenue Bonds 3,670 5.000 12/01/36 3,904
South Carolina Transportation Infrastructure Bank Revenue Bonds(ae)(Ê) 2,860 1.644 10/01/31 2,870
South Carolina Transportation Infrastructure Bank Revenue Bonds 560 5.000 10/01/38 688
Spartanburg Regional Health Services District Revenue Bonds 2,785 5.000 04/15/32 2,993
Sumter Two School Facilities, Inc. Revenue Bonds(µ) 1,360 5.000 12/01/26 1,626
42,197
South Dakota - 0.0%
South Dakota Conservancy District Revenue Bonds 730 5.000 08/01/32 939
South Dakota Health and Educational Facilities Authority Revenue Bonds(~)(ae)(Ê) 500 5.000 07/01/24 577
1,516
Tennessee - 0.6%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 600 5.000 10/01/26 707
Chattanooga Health Educational & Housing Facility Board Revenue Bonds 185 5.000 08/01/35 231
Chattanooga-Hamilton County Hospital Authority Revenue Bonds 630 5.000 10/01/23 707
Greenville Health & Educational Facilities Board Revenue Bonds 700 4.000 07/01/40 766
Knox County Health Educational & Housing Facility Board Revenue Bonds 1,750 5.000 04/01/29 2,105
Memphis Sanitary Sewerage System Revenue Bonds 1,025 5.000 10/01/27 1,283
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
and Board Revenue Bonds 2,200 5.000 07/01/35 2,633
Tennergy Corp. Natural Gas Revenue Bonds(~)(ae)(Ê) 2,425 5.000 02/01/50 2,820
Tennessee Housing Development Agency Revenue Bonds 3,815 4.250 07/01/49 4,211
Tennessee Housing Development Agency Revenue Bonds 4,250 4.500 07/01/49 4,729
20,192
Texas - 7.1%
Alvarado Independent School District General Obligation Unlimited 3,000 5.000 08/15/20 3,066
Arlington Higher Education Finance Corp. Revenue Bonds 1,000 5.000 08/15/26 1,166
Arlington Higher Education Finance Corp. Revenue Bonds 450 5.000 12/01/27 565
Arlington Higher Education Finance Corp. Revenue Bonds 500 5.000 12/01/28 623
Arlington Higher Education Finance Corp. Revenue Bonds 785 5.000 12/01/33 965
Arlington Higher Education Finance Corp. Revenue Bonds 650 5.000 12/01/34 797
Austin Community College District Public Facility Corp. Revenue Bonds 1,000 5.000 08/01/23 1,137
Austin Community College District Public Facility Corp. Revenue Bonds 1,000 5.000 08/01/24 1,174
Bexar County Health Facilities Development Corp. Revenue Bonds 1,765 4.000 07/15/31 1,884
Bexar County Health Facilities Development Corp. Revenue Bonds 1,430 5.000 07/15/33 1,636
Brazoria County Toll Road Authority Revenue Bonds 200 5.000 03/01/31 247
Brazoria County Toll Road Authority Revenue Bonds 225 5.000 03/01/32 277
Brazoria County Toll Road Authority Revenue Bonds 200 5.000 03/01/33 246
Brazoria County Toll Road Authority Revenue Bonds 225 5.000 03/01/34 275
Central Texas Regional Mobility Authority Revenue Bonds 1,200 5.000 01/01/35 1,409
Central Texas Regional Mobility Authority Revenue Bonds 1,405 5.000 01/01/36 1,732
Central Texas Regional Mobility Authority Revenue Bonds 1,285 5.000 01/01/37 1,637
Central Texas Regional Mobility Authority Revenue Bonds 1,490 5.000 01/01/40 1,883
Central Texas Turnpike System Revenue Bonds(µ) 860 1.717 08/15/23 818
Central Texas Turnpike System Revenue Bonds 500 5.000 08/15/23 567
Central Texas Turnpike System Revenue Bonds 500 5.000 08/15/37 574
City of Arlington Special Tax(µ) 1,000 5.000 02/15/32 1,243
City of Arlington Special Tax(µ) 1,785 5.000 02/15/34 2,206
City of Arlington Special Tax(µ) 3,620 5.000 02/15/37 4,480
City of Austin Electric Utility Revenue Bonds 2,155 5.000 11/15/39 2,788
City of Corpus Christi Utility System Revenue Bonds 1,720 5.000 07/15/22 1,885
City of Donna Revenue Bonds(µ) 1,090 5.000 02/15/31 1,248
City of El Paso Water & Sewer Revenue Bonds 2,965 5.000 03/01/25 3,449

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 309
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Fort Worth Revenue Bonds 2,050 5.250 03/01/36 2,401
City of Hackberry Revenue Bonds 1,350 4.500 09/01/38 1,509
City of Hackberry Special Assessment 1,530 4.625 09/01/37 1,619
City of Houston Airport System Revenue Bonds 1,500 5.000 07/01/30 1,919
City of Houston Airport System Revenue Bonds 1,500 5.000 07/01/32 1,903
City of Houston Hotel Occupancy Tax & Special Revenue Bonds 1,240 5.000 09/01/34 1,560
City of Houston Revenue Bonds 1,890 5.000 09/01/20 1,933
City of Irving Hotel Occupancy Tax Revenue Bonds 125 5.000 08/15/31 156
City of Irving Hotel Occupancy Tax Revenue Bonds 300 5.000 08/15/33 372
City of Irving Hotel Occupancy Tax Revenue Bonds 325 5.000 08/15/35 401
City of Irving Hotel Occupancy Tax Revenue Bonds 250 5.000 08/15/36 307
City of Irving Hotel Occupancy Tax Revenue Bonds 300 5.000 08/15/39 366
City of Justin Special Assessment(Þ) 595 4.125 09/01/23 603
City of Justin Special Assessment(Þ) 910 4.625 09/01/28 949
City of Mesquite Special Assessment Revenue Bonds(Þ) 290 4.750 09/01/28 304
City of Mesquite Special Assessment Revenue Bonds(Þ) 595 5.250 09/01/38 639
City of Odessa General Obligation Unlimited(µ) 3,605 4.000 03/01/38 4,119
City of Princeton Special Assessment(Þ) 590 4.375 09/01/28 617
City of Round Rock Utility System Revenue Bonds 1,000 5.000 08/01/24 1,177
City of San Antonio Electric & Gas Systems Revenue Bonds(~)(ae)(Ê) 4,430 1.750 12/01/24 4,555
City of San Antonio Electric & Gas Systems Revenue Bonds(ae) 3,835 7.000 12/01/24 3,943
City of San Antonio Electric & Gas Systems Revenue Bonds 4,715 5.000 02/01/26 5,827
City of San Antonio Electric & Gas Systems Revenue Bonds 1,250 5.000 02/01/31 1,667
City of San Antonio Electric & Gas Systems Revenue Bonds 1,900 5.000 02/01/34 2,511
City of San Antonio Electric & Gas Systems Revenue Bonds 1,190 5.000 02/01/35 1,566
City of San Antonio Texas Water System Revenue Bonds(ae) 2,250 5.000 05/15/24 2,276
City of San Antonio Water System Revenue Bonds 3,625 5.000 05/15/32 4,840
City of San Antonio Water System Revenue Bonds 2,710 5.000 05/15/33 3,598
City of San Antonio Water System Revenue Bonds 2,245 5.000 05/15/35 2,958
Clifton Higher Education Finance Corp. Revenue Bonds 1,500 4.000 08/15/36 1,728
Clifton Higher Education Finance Corp. Revenue Bonds 1,500 4.000 08/15/37 1,723
Conroe Independent School District General Obligation Unlimited 860 5.000 02/15/25 861
County of Harris Revenue Bonds(µ)(Ê) 3,235 2.120 08/15/35 3,119
Dallas Area Rapid Transit Tax Allocation 1,160 5.000 12/01/48 1,383
Dallas/Fort Worth International Airport Revenue Bonds 3,410 5.000 11/01/27 3,784
Dallas/Fort Worth International Airport Revenue Bonds 1,000 5.250 11/01/28 1,155
Dallas/Fort Worth International Airport Revenue Bonds 1,340 5.000 11/01/29 1,380
Dallas/Fort Worth International Airport Revenue Bonds 2,000 5.250 11/01/29 2,305
Dallas/Fort Worth International Airport Revenue Bonds 1,825 5.000 11/01/30 1,879
Dallas/Fort Worth International Airport Revenue Bonds 1,500 5.250 11/01/30 1,725
Decatur Hospital Authority Revenue Bonds 1,250 5.250 09/01/29 1,425
Dickinson Independent School District General Obligation Unlimited 1,330 4.000 02/15/29 1,534
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds 1,385 6.375 01/01/33 1,552
Harris County-Houston Sports Authority Revenue Bonds 1,000 5.000 11/15/26 1,159
Harris County-Houston Sports Authority Revenue Bonds 750 5.000 11/15/27 864
Harris County-Houston Sports Authority Revenue Bonds 2,265 5.000 11/15/29 2,599
Harris County-Houston Sports Authority Revenue Bonds 1,215 5.000 11/15/31 1,392
Houston Higher Education Finance Corp. Revenue Bonds 1,600 5.000 08/15/28 1,906
Houston Independent School District General Obligation Unlimited(~)(ae)(Ê) 715 2.400 06/01/36 728
Houston Independent School District General Obligation Unlimited(~)(ae)(Ê) 655 2.200 06/01/39 658
Karnes County Hospital District Revenue Bonds 2,020 5.000 02/01/29 2,234
La Joya Independent School District General Obligation Limited(µ) 675 5.000 02/15/25 800
La Joya Independent School District General Obligation Limited(µ) 1,415 5.000 02/15/26 1,717
La Joya Independent School District General Obligation Limited(µ) 600 5.000 02/15/31 729
La Joya Independent School District General Obligation Limited(µ) 735 5.000 02/15/33 889
Lancaster Independent School District General Obligation Unlimited(µ) 500 5.000 02/15/26 594
Leander Independent School District General Obligation Unlimited(ae) 625 4.327 08/15/38 287

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
310 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Leander Independent School District General Obligation Unlimited(ae) 600 4.625 08/15/43 209
Leander Independent School District General Obligation Unlimited(ae) 1,425 4.746 08/15/45 439
Lewisville Independent School District General Obligation Unlimited 1,575 5.000 08/15/20 1,610
Lower Colorado River Authority Revenue Bonds 2,000 5.500 05/15/31 2,270
Lubbock Independent School District General Obligation Unlimited 2,250 4.000 02/15/40 2,593
Matagorda County Navigation District No. 1 Revenue Bonds 1,150 2.600 11/01/29 1,224
Midlothian Industrial Development Corp. Revenue Bonds(~)(Ê) 1,200 1.110 08/01/34 1,200
Montgomery County Toll Road Authority Revenue Bonds 1,650 5.000 09/15/30 1,916
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 565 5.000 04/01/21 585
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 650 5.000 04/01/22 692
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 180 4.625 04/01/23 194
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ) 400 5.000 07/01/26 485
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 500 5.000 04/01/29 551
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ) 150 4.000 07/01/31 169
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ) 500 5.000 07/01/31 601
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ) 130 4.000 07/01/32 146
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ) 250 5.000 07/01/32 299
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ) 300 5.000 07/01/33 358
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,750 5.000 04/01/34 1,908
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 1,160 5.000 04/01/35 1,400
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ) 500 5.000 07/01/38 589
North East Texas Regional Mobility Authority Revenue Bonds 1,935 5.000 01/01/31 2,272
North Texas Tollway Authority Revenue Bonds 3,735 5.000 01/01/23 4,170
North Texas Tollway Authority Revenue Bonds 3,920 5.000 01/01/29 4,635
North Texas Tollway Authority Revenue Bonds 1,000 5.000 01/01/32 1,227
Reagan Hospital District of Reagan County General Obligation Limited 910 3.250 02/01/21 922
Reagan Hospital District of Reagan County General Obligation Limited 500 5.000 02/01/29 541
Reagan Hospital District of Reagan County General Obligation Limited 2,500 5.000 02/01/34 2,671
San Antonio Water System Revenue Bonds(~)(ae)(Ê) 2,000 2.625 05/01/49 2,124
Southwest Houston Redevelopment Authority Tax Allocation(µ) 1,300 5.000 09/01/33 1,572
Southwest Houston Redevelopment Authority Tax Allocation(µ) 1,350 5.000 09/01/34 1,629
State of Texas General Obligation Unlimited 2,500 5.000 04/01/21 2,620
Texas Department of Housing & Community Affairs Revenue Bonds 9,995 4.000 03/01/50 11,338
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds 3,300 6.250 12/15/26 3,920
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds(Ê) 1,485 1.640 09/15/27 1,472
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 900 5.000 12/15/24 997
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds 3,515 5.000 12/15/27 3,878
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 1,250 7.500 06/30/33 1,282
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3,500 5.000 12/31/33 4,502
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3,500 5.000 12/31/34 4,483
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 2,325 5.000 12/31/35 2,969
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 505 4.000 12/31/39 585
University of Texas Revenue Bonds 1,290 5.000 08/15/26 1,616
Uptown Development Authority Tax Allocation 820 5.000 09/01/35 949
Viridian Municipal Management District General Obligation Unlimited(µ) 1,000 6.000 12/01/27 1,222
Viridian Municipal Management District General Obligation Unlimited(µ) 500 6.000 12/01/32 611
Viridian Municipal Management District General Obligation Unlimited(µ) 995 6.000 12/01/33 1,219
Viridian Municipal Management District Special Assessment 393 3.000 12/01/22 395
Viridian Municipal Management District Special Assessment 748 3.750 12/01/27 776
Viridian Municipal Management District Special Assessment 2,013 4.125 12/01/37 2,081
Weatherford Independent School District General Obligation Unlimited 2,000 Zero coupon 02/15/34 1,458
228,255
Utah - 1.2%
Alpine School District General Obligation Unlimited 8,000 5.000 03/15/22 8,695
City of Lehi Sales Tax Revenue Bonds 500 4.000 06/01/33 590
City of Murray Revenue Bonds(~)(Ê) 8,500 0.570 05/15/36 8,500
Ogden City School District Municipal Building Authority Revenue Bonds 225 5.000 01/15/28 285

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 311
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Utah Associated Municipal Power Systems Revenue Bonds 205 5.000 09/01/31 255
Utah Housing Corp. Revenue Bonds 3,471 4.500 07/21/49 3,685
Utah Infrastructure Agency Revenue Bonds 100 4.000 10/15/24 112
Utah Infrastructure Agency Revenue Bonds 100 4.000 10/15/25 114
Utah Infrastructure Agency Revenue Bonds 135 5.000 10/15/26 165
Utah Infrastructure Agency Revenue Bonds 1,505 5.000 10/15/27 1,821
Utah Infrastructure Agency Revenue Bonds 130 5.000 10/15/28 165
Utah Infrastructure Agency Revenue Bonds 155 5.000 10/15/30 197
Utah Infrastructure Agency Revenue Bonds 2,650 5.000 10/15/32 3,109
Utah Infrastructure Agency Revenue Bonds 685 4.000 10/15/33 752
Utah Infrastructure Agency Revenue Bonds 1,785 5.250 10/15/33 2,122
Utah Infrastructure Agency Revenue Bonds 1,215 5.000 10/15/37 1,399
Utah State Charter School Finance Authority Revenue Bonds 465 5.250 10/15/28 527
Utah State Charter School Finance Authority Revenue Bonds 525 4.000 04/15/33 605
Utah State Charter School Finance Authority Revenue Bonds 1,215 5.000 10/15/33 1,359
Utah State Charter School Finance Authority Revenue Bonds 460 5.000 04/15/34 580
Utah Transit Authority Revenue Bonds 1,860 5.000 12/15/35 2,361
37,398
Vermont - 0.2%
City of Burlington Airport Revenue Bonds(µ) 540 5.000 07/01/24 593
Vermont Housing Finance Agency Revenue Bonds 1,978 4.750 11/01/48 2,221
Vermont Municipal Bond Bank Revenue Bonds 1,150 4.000 10/01/31 1,397
Vermont Municipal Bond Bank Revenue Bonds 570 4.000 10/01/33 683
4,894
Virgin Islands - 0.3%
Virgin Islands Public Finance Authority Revenue Bonds 2,670 5.000 10/01/25 2,686
Virgin Islands Public Finance Authority Revenue Bonds 2,385 5.000 10/01/29 2,395
Virgin Islands Public Finance Authority Revenue Bonds 820 6.625 10/01/29 822
Virgin Islands Public Finance Authority Revenue Bonds(µ) 1,680 5.000 10/01/32 1,835
Virgin Islands Public Finance Authority Revenue Bonds 1,290 6.750 10/01/37 1,292
9,030
Virginia - 0.6%
Ballston Quarter Community Development Authority Tax Allocation 500 5.000 03/01/26 517
Ballston Quarter Community Development Authority Tax Allocation 1,000 5.125 03/01/31 1,045
Chesapeake Bay Bridge & Tunnel District Revenue Bonds 3,090 5.000 11/01/23 3,529
Chesapeake Economic Development Authority Pollution Control Revenue Bonds(~)(ae)
(Ê) 300 1.900 02/01/32 307
Chesapeake Hospital Authority Revenue Bonds 775 4.000 07/01/36 897
Chesapeake Hospital Authority Revenue Bonds 1,205 4.000 07/01/37 1,391
Henrico County Economic Development Authority Revenue Bonds(ae) 1,490 5.000 11/01/30 1,653
Louisa Industrial Development Authority Pollution Control Revenue Bonds(~)(ae)(Ê) 350 1.800 11/01/35 354
Louisa Industrial Development Authority Pollution Control Revenue Bonds(~)(ae)(Ê) 175 1.900 11/01/35 179
Peninsula Ports Authority Revenue Bonds(~)(ae)(Ê) 350 1.700 10/01/33 352
Rockingham County Economic Development Authority Revenue Bonds 1,045 4.000 12/01/29 1,265
Rockingham County Economic Development Authority Revenue Bonds 1,085 4.000 12/01/30 1,308
Rockingham County Economic Development Authority Revenue Bonds 1,135 4.000 12/01/31 1,360
Salem Economic Development Authority Revenue Bonds 45 5.000 04/01/26 55
Salem Economic Development Authority Revenue Bonds 45 5.000 04/01/27 56
Salem Economic Development Authority Revenue Bonds 50 5.000 04/01/28 63
Salem Economic Development Authority Revenue Bonds 55 5.000 04/01/29 71
Salem Economic Development Authority Revenue Bonds 45 5.000 04/01/30 59
Salem Economic Development Authority Revenue Bonds 90 5.000 04/01/31 116
Salem Economic Development Authority Revenue Bonds 35 5.000 04/01/32 45
Salem Economic Development Authority Revenue Bonds 80 5.000 04/01/33 102
Salem Economic Development Authority Revenue Bonds 50 5.000 04/01/34 64
Salem Economic Development Authority Revenue Bonds 110 5.000 04/01/35 140
Salem Economic Development Authority Revenue Bonds 55 5.000 04/01/36 70
Salem Economic Development Authority Revenue Bonds 125 5.000 04/01/37 158

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
312 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Salem Economic Development Authority Revenue Bonds 55 4.000 04/01/39 63
Salem Economic Development Authority Revenue Bonds 35 4.000 04/01/40 40
Virginia College Building Authority Revenue Bonds(Þ) 585 5.000 07/01/20 592
Virginia College Building Authority Revenue Bonds(Þ) 710 5.250 07/01/30 795
Virginia Public School Authority Revenue Bonds 1,485 5.000 08/01/28 1,945
Virginia Resources Authority Revenue Bonds 90 5.000 11/01/21 96
York County Economic Development Authority Pollution Control Revenue Bonds(~)(ae)
(Ê) 550 1.900 05/01/33 562
19,249
Washington - 1.3%
City of Seattle Drainage & Wastewater Revenue Bonds 1,625 4.000 07/01/35 1,886
County of King Sewer Revenue Bonds 3,085 5.000 01/01/28 3,436
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds 1,000 4.500 09/01/22 1,031
King County School District No. 410 General Obligation Unlimited 3,125 4.000 12/01/30 3,657
King County School District No. 414 Lake Washington General Obligation Unlimited 650 5.000 12/01/34 826
Klickitat County Public Utility District No. 1 Revenue Bonds(µ) 830 5.000 12/01/30 1,066
Klickitat County Public Utility District No. 1 Revenue Bonds(µ) 900 5.000 12/01/31 1,152
Port of Seattle Washington Revenue Bonds 1,285 5.000 03/01/23 1,443
Port of Seattle Washington Revenue Bonds 2,470 5.000 08/01/30 2,703
Spokane County School District No. 354 Mead General Obligation Unlimited 490 5.000 12/01/28 627
Spokane Public Facilities District Revenue Bonds 970 5.000 12/01/34 1,181
State of Washington General Obligation Unlimited 7,835 5.000 02/01/25 9,411
Washington County Board of Commissioners Revenue Bonds 1,295 5.000 07/01/37 1,603
Washington Health Care Facilities Authority Revenue Bonds 2,300 5.000 08/15/29 2,748
Washington Health Care Facilities Authority Revenue Bonds 700 5.000 07/01/30 807
Washington Health Care Facilities Authority Revenue Bonds 215 5.000 08/01/35 269
Washington Health Care Facilities Authority Revenue Bonds 485 5.000 08/01/36 605
Washington Health Care Facilities Authority Revenue Bonds 285 5.000 08/01/37 354
Washington Health Care Facilities Authority Revenue Bonds 285 5.000 08/01/38 353
Washington Health Care Facilities Authority Revenue Bonds(~)(ae)(Ê) 715 5.000 08/01/49 855
Washington State Housing Finance Commission Revenue Bonds(Þ) 1,500 2.375 01/01/26 1,505
Washington State Housing Finance Commission Revenue Bonds 2,925 4.000 12/01/48 3,203
40,721
West Virginia - 0.3%
State of West Virginia General Obligation Unlimited 855 5.000 06/01/35 1,105
State of West Virginia General Obligation Unlimited 1,350 5.000 12/01/36 1,738
West Virginia Hospital Finance Authority Revenue Bonds 2,380 5.000 01/01/28 2,959
West Virginia Hospital Finance Authority Revenue Bonds 425 5.000 09/01/29 543
West Virginia Hospital Finance Authority Revenue Bonds 480 5.000 09/01/30 610
West Virginia Hospital Finance Authority Revenue Bonds 400 5.000 09/01/31 505
West Virginia Hospital Finance Authority Revenue Bonds 300 5.000 09/01/32 377
West Virginia Hospital Finance Authority Revenue Bonds 230 5.000 01/01/33 285
West Virginia Hospital Finance Authority Revenue Bonds 270 5.000 01/01/34 333
West Virginia Hospital Finance Authority Revenue Bonds 325 5.000 01/01/35 399
West Virginia Hospital Finance Authority Revenue Bonds 670 5.000 01/01/36 818
9,672
Wisconsin - 1.0%
City of Marshfield Electric System Revenue Bonds 4,000 5.500 12/01/30 4,151
City of Racine Waterworks System Revenue Bonds(µ) 785 5.000 09/01/28 998
City of Racine Waterworks System Revenue Bonds(µ) 1,170 5.000 09/01/29 1,483
City of Racine Waterworks System Revenue Bonds(µ) 1,590 4.000 09/01/37 1,799
County of Dane General Obligation Unlimited 3,165 2.000 06/01/22 3,238
Public Finance Authority Revenue Bonds 405 5.000 10/01/23 449
Public Finance Authority Revenue Bonds 295 5.000 10/01/24 334
Public Finance Authority Revenue Bonds(Þ) 1,250 5.125 11/15/29 1,365
Public Finance Authority Senior Living Revenue Bonds 860 4.000 01/01/30 990
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Revenue Bonds(ae) 5,000 5.000 06/01/26 5,856
Wisconsin Department of Transportation Revenue Bonds 5,950 5.000 07/01/22 6,538

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 313
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wisconsin Health & Educational Facilities Authority Revenue Bonds 50 4.000 03/15/30 59
Wisconsin Health & Educational Facilities Authority Revenue Bonds 640 5.000 07/01/38 761
Wisconsin Health & Educational Facilities Authority Revenue Bonds(ae)(Ê) 4,150 1.740 08/15/54 4,192
32,213
Wyoming - 0.2%
County of Campbell Wastewater Facilities Revenue Bonds 3,960 3.625 07/15/39 4,326
County of Laramie Revenue Bonds 1,000 4.000 05/01/22 1,037
5,363
Total Municipal Bonds
(cost $3,062,509) 3,236,489
Short-Term Investments - 0.5%
U.S. Cash Management Fund(@) 17,288,794 (∞) 17,296
Total Short-Term Investments
(cost $17,294) 17,296
Total Investments 100.9%
(identified cost $3,079,803) 3,253,785
Other Assets and Liabilities, Net - (0.9%)
(29,350)
Net Assets - 100.0%
3,224,435

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
314 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.6%
California Statewide Communities Development Authority Revenue Bonds 09/22/17 2,630,000 99.06 2,605
2,868
California Statewide Communities Development Authority Revenue Bonds 08/08/18 350,000 109.61 384
423
Celebration Pointe Community Development District Special Assessment 05/16/17 270,000 100.64 272
275
Centerra Metropolitan District No. 1 Tax Allocation 04/20/17 1,200,000 105.05 1,261
1,299
Chester County Industrial Development Authority Special Assessment 08/16/18 275,000 99.16 273
289
Chicago Board of Education General Obligation Unlimited 07/11/17 5,000,000 94.05 4,702
6,522
City of Justin Special Assessment 03/27/18 910,000 100.00 910
949
City of Justin Special Assessment 03/27/18 595,000 100.00 595
603
City of Mesquite Special Assessment Revenue Bonds 09/05/18 595,000 100.00 595
639
City of Mesquite Special Assessment Revenue Bonds 09/05/18 290,000 100.00 290
304
City of Princeton Special Assessment 04/24/18 590,000 100.00 590
617
City of Scranton General Obligation Unlimited 08/30/17 1,815,000 103.14 1,872
1,901
City of Scranton General Obligation Unlimited 08/30/17 1,925,000 104.67 2,015
2,069
City of Sparks Tourism Improvement District 1 Revenue Bonds 12/11/19 2,000,000 100.00 2,000
2,035
City of Sparks Tourism Improvement District 1 Revenue Bonds 12/11/19 895,000 100.00 895
927
Corkscrew Farms Community Development District Special Assessment 12/13/17 255,000 100.00 255
269
Corkscrew Farms Community Development District Special Assessment 12/13/17 85,000 100.00 85
86
Dauphin County General Authority University Revenue Bonds 07/13/17 2,570,000 99.86 2,567
2,655
Deer Run Community Development District Special Assessment 08/02/18 1,325,000 99.40 1,317
1,439
Denver Health & Hospital Authority Revenue Bonds 11/14/17 1,000,000 111.73 1,117
1,223
Denver Urban Renewal Authority Tax Allocation 10/11/18 1,600,000 99.15 1,588
1,722
Downtown Doral South Community Development District Special Assessment 09/10/18 405,000 100.00 405
413
East Bonita Beach Road Community Development District Special Assessment 08/29/18 90,000 100.00 90
91
East Bonita Beach Road Community Development District Special Assessment 08/29/18 340,000 99.80 339
359
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 108.48 108
112
Florida Development Finance Corp. Revenue Bonds 06/20/19 125,000 112.80 141
147
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 114.51 115
120
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/08/18 800,000 100.51 804
893
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/08/18 150,000 100.75 151
168
Harmony West Community Development District Special Assessment 06/19/18 660,000 100.00 660
722
Harmony West Community Development District Special Assessment 06/19/18 350,000 100.00 350
357
Harmony West Community Development District Special Assessment 06/19/18 450,000 100.00 450
476
K-Bar Ranch II Community Development District Special Assessment 12/19/17 425,000 100.00 425
437
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 410,000 100.00 410
430
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 300,000 103.45 310
352
McJunkin Parkland Community Development District Special Assessment 11/01/18 520,000 100.00 520
556
Naples Reserve Community Development District Special Assessment 05/10/18 535,000 99.42 532
563
Nevada Department of Business & Industry Revenue Bonds 08/31/17 270,000 100.00 270
273
Nevada Department of Business & Industry Revenue Bonds 08/31/17 340,000 106.38 362
380
Nevada Department of Business & Industry Revenue Bonds 04/06/18 710,000 100.00 710
745
Oregon State Facilities Authority Revenue Bonds 10/10/17 750,000 105.44 791
803
Public Finance Authority Revenue Bonds 06/25/14 1,250,000 98.30 1,229
1,365
Sherwood Manor Community Development District Special Assessment 09/13/18 550,000 99.03 545
579
Tempe Industrial Development Authority Revenue Bonds 12/20/17 5,000,000 100.08 5,003
5,042
Timber Creek Community Development District Special Assessment 06/20/18 535,000 100.00 535
590
Timber Creek Community Development District Special Assessment 06/20/18 210,000 100.00 210
214
Timber Creek Community Development District Special Assessment 06/20/18 400,000 99.80 399
425
Village Community Development District No. 12 Special Assessment 03/16/18 1,530,000 100.00 1,530
1,635
Virginia College Building Authority Revenue Bonds 07/01/15 585,000 100.76 589
592
Virginia College Building Authority Revenue Bonds 07/01/15 710,000 103.20 733
795
Washington State Housing Finance Commission Revenue Bonds 09/19/19 1,500,000 100.00 1,500
1,505
50,253
For a description of restricted securities see note 7 in the Notes to Quarterly Report.
Variable Rate Securities
Securities Referenced Rate Spread %
Arizona Health Facilities Authority Revenue Bonds USD 3 Month LIBOR 0.810
Butler County General Authority Revenue Bonds USD 3 Month LIBOR 0.700
Commonwealth of Massachusetts General Obligation Unlimited USD 3 Month LIBOR 1.140

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 315
Variable Rate Securities
Securities Referenced Rate Spread %
County of Harris Revenue Bonds USD 3 Month LIBOR 0.670
Delaware Valley Regional Finance Authority Revenue Bonds USD 1 Month LIBOR 0.880
Indiana Finance Authority Revenue Bonds SIFMA Municipal Swap Index 0.550
Kentucky Asset / Liability Commission Revenue Bonds USD 3 Month LIBOR 0.530
Long Island Power Authority Revenue Bonds USD 1 Month LIBOR 0.750
Main Street Natural Gas, Inc. Revenue Bonds USD 1 Month LIBOR 0.750
Maricopa County Industrial Development Authority Revenue Bonds SIFMA Municipal Swap Index 0.380
Metropolitan Transportation Authority Revenue Bonds USD 1 Month LIBOR 0.570
Puerto Rico Electric Power Authority Revenue Bonds USD 3 Month LIBOR 0.520
Regents of the University of California Medical Center Pooled Revenue Bonds USD 3 Month LIBOR 0.670
Sacramento County Sanitation Districts Financing Authority Revenue Bonds USD 3 Month LIBOR 0.530
Sacramento County Water Financing Authority Revenue Bonds USD 3 Month LIBOR 0.550
South Carolina Transportation Infrastructure Bank Revenue Bonds USD 1 Month LIBOR 0.450
Southeast Alabama Gas Supply District Revenue Bonds USD 1 Month LIBOR 0.850
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds SIFMA Municipal Swap Index 0.550
University of Michigan Revenue Bonds SIFMA Municipal Swap Index 0.270
Wisconsin Health & Educational Facilities Authority Revenue Bonds SIFMA Municipal Swap Index 0.650
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 10 Year Treasury Note Futures 675 USD 88,868 03/20
(1,493)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(1,493)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Morgan Stanley USD 21,490 Three Month LIBOR
(2)
2.250%
(3)
03/18/50
(1,203) (1,757) (2,960)
Total Open Interest Rate Swap Contracts (å)
(1,203) (1,757) (2,960)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Municipal Bonds
Alabama
$ —
$ 66,2 20 $ — $ — $ 66,2 20
Alaska
—
8,136 — — 8,136

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
316 Tax-Exempt Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Arizona
—
59,85 6 — — 59,85 6
Arkansas
—
14,10 5 — — 14,10 5
California
—
285,88 2 — — 285,88 2
Colorado
—
89,45 9 — — 89,45 9
Connecticut
—
88,59 6 — — 88,59 6
Delaware
—
8,508 — — 8,508
District of Columbia
—
26,89 2 — — 26,89 2
Florida
—
145,39 6 — — 145,39 6
Georgia
—
48,6 19 — — 48,6 19
Guam
—
61,475 — — 61,475
Hawaii
—
2,00 6 — — 2,00 6
Idaho
—
14,61 2 — — 14,61 2
Illinois
—
423,93 4 — — 423,93 4
Indiana
—
29,757 — — 29,757
Iowa
—
24,34 1 — — 24,34 1
Kansas
—
18,77 9 — — 18,77 9
Kentucky
—
30,58 1 — — 30,58 1
Louisiana
—
109, 8 9 8 — — 109, 8 9 8
Maine
—
3,517 — — 3,517
Maryland
—
30,95 2 — — 30,95 2
Massachusetts
—
38,365 — — 38,365
Michigan
—
126,16 2 — — 126,16 2
Minnesota
—
21,08 4 — — 21,08 4
Mississippi
—
39,59 2 — — 39,59 2
Missouri
—
30,69 6 — — 30,69 6
Montana
—
6, 799 — — 6, 799
Nebraska
—
17,37 7 — — 17,37 7
Nevada
—
23,47 6 — — 23,47 6
New Hampshire
—
22,96 2 — — 22,96 2
New Jersey
—
159,88 3 — — 159,88 3
New Mexico
—
6,008 — — 6,008
New York
—
237,848 — — 237,848
North Carolina
—
39,84 9 — — 39,84 9
North Dakota
—
6,055 — — 6,055
Ohio
—
94,653 — — 94,653
Oklahoma
—
32,44 2 — — 32,44 2
Oregon
—
13,92 0 — — 13,92 0
Pennsylvania
—
171,03 3 — — 171,03 3
Puerto Rico
—
93,635 — — 93,635
Rhode Island
—
12,429 — — 12,429
South Carolina
—
42,19 7 — — 42,19 7
South Dakota
—
1,516 — — 1,516
Tennessee
—
20,19 2 — — 20,19 2
Texas
—
228,255 — — 228,255
Utah
—
37,39 8 — — 37,39 8
Vermont
—
4,894 — — 4,894
Virgin Islands
—
9,030 — — 9,030
Virginia
—
19,2 49 — — 19,2 49

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 317
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Washington
—
40,72 1 — — 40,72 1
West Virginia
—
9,672 — — 9,672
Wisconsin
—
32,21 3 — — 32,21 3
Wyoming
—
5,363 — — 5,363
Short-Term Investments — — — 17,296 17,296
Total Investments — 3,236,489 — 17,296 3,253,785
Other Financial Instruments
T
Liabilities
Futures Contracts (1,493) — — — (1,493)
Interest Rate Swap Contracts — (2,960) — — (2,960)
Total Other Financial Instruments
*
$ (1,493) $ (2,960) $ — $ — $ (4,453)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
318 Commodity Strategies Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 8.9%
Corporate Bonds and Notes - 6.4%
AbbVie, Inc.
2.900% due 11/06/22 300 308
Air Lease Corp.
2.500% due 03/01/21 300 302
ANR Pipeline Co.
9.625% due 11/01/21 200 226
Aviation Capital Group LLC
6.750% due 04/06/21 (Þ) 1,100 1,159
2.875% due 01/20/22 (Þ) 500 506
3.875% due 05/01/23 (Þ) 200 208
4.375% due 01/30/24 (Þ) 100 107
Bayer US Finance II LLC
3.500% due 06/25/21 (Þ) 400 409
2.750% due 07/15/21 (Þ) 600 607
BMW US Capital LLC
3.100% due 04/12/21 (Þ) 600 610
Bristol-Myers Squibb Co.
2.250% due 08/15/21 (Þ) 900 909
Campbell Soup Co.
2.524% due 03/15/21 (Ê) 700 703
3.300% due 03/15/21 400 405
Celanese US Holdings LLC
4.625% due 11/15/22 300 320
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 400 484
Comcast Corp.
2.349% due 10/01/21 (Ê) 900 905
Crown Castle Towers LLC
3.222% due 05/15/22 (Þ) 600 610
CVS Health Corp.
2.605% due 03/09/21 (Ê) 200 201
Series 7YR
3.500% due 07/20/22 400 414
Dell International LLC / EMC Corp.
4.420% due 06/15/21 (Þ) 1,400 1,442
ERAC USA Finance LLC
4.500% due 08/16/21 (Þ) 200 208
2.600% due 12/01/21 (Þ) 700 708
Fresenius Medical Care US Finance, Inc.
5.750% due 02/15/21 (Þ) 1,000 1,036
General Mills, Inc.
2.383% due 04/16/21 (Ê) 800 804
General Motors Financial Co., Inc.
2.728% due 04/09/21 (Ê) 300 301
Hewlett Packard Enterprise Co.
2.620% due 10/05/21 (Ê) 600 600
Interpublic Group of Cos., Inc. (The)
Series 3YR
3.750% due 10/01/21 600 618
Keurig Dr Pepper, Inc.
Series WI
4.057% due 05/25/23 100 107
Komatsu Finance America, Inc.
2.437% due 09/11/22 300 302
Kraft Heinz Foods Co.
2.471% due 02/10/21 (Ê) 800 801
Masco Corp.
3.500% due 04/01/21 900 916
McDonald's Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.225% due 10/28/21 (Ê) 300 301
NetApp, Inc.
3.250% due 12/15/22 500 518
NextEra Energy Capital Holdings, Inc.
2.800% due 01/15/23 100 103
Nissan Motor Acceptance Corp.
2.600% due 09/28/22 (Þ) 200 202
Sabine Pass Liquefaction LLC
5.625% due 02/01/21 900 924
Series WI
6.250% due 03/15/22 300 322
Spirit AeroSystems , Inc.
2.694% due 06/15/21 (Ê) 200 199
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
3.360% due 09/20/21 (Þ) 263 265
Zimmer Biomet Holdings, Inc.
2.653% due 03/19/21 (Ê) 300 300
20,370
International Debt - 2.1%
BG Energy Capital PLC
4.000% due 10/15/21 (Þ) 500 518
British Transco International Finance Co.
3.803% due 11/04/21 500 482
Canadian Pacific Railway Co.
4.500% due 01/15/22 400 420
GE Capital International Funding Co.
Unlimited Co.
Series WI
4.418% due 11/15/35 800 900
Lloyds Banking Group PLC
2.728% due 06/21/21 (Ê) 200 202
Mitsubishi Corp.
Series EMTn
2.625% due 07/14/22 300 304
Newcrest Finance Pty, Ltd.
4.450% due 11/15/21 (Þ) 400 416
Pernod Ricard SA
5.750% due 04/07/21 (Þ) 700 733
4.450% due 01/15/22 (Þ) 700 736
Seven & i Holdings Co., Ltd.
3.350% due 09/17/21 (Þ) 900 923
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 700 760
Woodside Finance, Ltd.
4.600% due 05/10/21 (Þ) 300 308
6,702
Mortgage-Backed Securities - 0.3%
Fannie Mae
30 Year TBA(Ï)
3.000% 100 103
Ginnie Mae REMICS
Series 2018-H15 Class FG
3.030% due 08/20/68 (Ê) 285 280
Series 2019-20 Class FE
2.898% due 02/20/49 (Ê) 694 692
1,075
United States Government Treasuries - 0.1%
United States Treasury Inflation Indexed
Bonds
0.625% due 01/15/26 216 227

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Commodity Strategies Fund 319
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.250% due 07/15/29(&) — —
227
Total Long-Term Investments
(cost $27,591) 28,374
Options Purchased - 0.1%
(Number of Contracts)
Brent Crude Oil Futures
Goldman Sachs May 2020 62.00
Put (25)(&) USD 1,550 (ÿ) 270
Crude Oil Futures
Goldman Sachs May 2020 59.00
Call (16) (&) USD 944 (ÿ) 19
Goldman Sachs May 2020 60.00
Put (25) (&) USD 1,500 (ÿ) 229
Natural Gas Futures
Goldman Sachs Mar 2020 2.35
Call (12) (&) USD 282 (ÿ) 1
Soybean Futures
Goldman Sachs Feb 2020 840.00
Put (12) (&) USD 504 (ÿ) 2
Goldman Sachs Feb 2020 980.00
Call (12) (&) USD 588 (ÿ) —
Total Options Purchased
(cost $403) 521
Short-Term Investments - 91.5%
AbbVie, Inc.
2.500% due 05/14/20 300 300
AerCap Ireland Capital, Ltd. / AerCap
Global Aviation Trust
4.625% due 10/30/20 400 408
American Electric Power Co., Inc.
2.150% due 11/13/20 600 602
Aviation Capital Group LLC
7.125% due 10/15/20 (Þ) 200 207
Broadcom Corp. / Broadcom Cayman
Finance, Ltd.
Series WI
2.200% due 01/15/21 400 401
Constellation Brands, Inc.
2.250% due 11/06/20 500 502
Daimler Finance NA LLC
2.250% due 03/02/20 (Þ) 500 500
2.450% due 05/18/20 (Þ) 200 200
Discovery Communications LLC
Series WI
2.800% due 06/15/20 400 401
Electricite de France SA
2.350% due 10/13/20 (Þ) 300 301
Exelon Corp.
2.850% due 06/15/20 300 301
Federal Home Loan Bank Discount
Notes
1.482% due 02/12/20 (ç)(ž) 1,800 1,799
1.482% due 02/12/20 (ž)(&) 5,000 4,998
1.588% due 02/28/20 (ç)(ž) 2,300 2,297
1.588% due 02/28/20 (ç)(ž)(&) 2,700 2,697
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.535% due 03/03/20 (ç)(ž)(&) 800 799
1.567% due 03/11/20 (ž) 15,200 15,174
1.617% due 03/18/20 (ç)(ž) 1,200 1,198
1.597% due 03/27/20 (ž) 15,500 15,462
1.597% due 03/27/20 (ç)(ž)(&) 4,400 4,389
1.530% due 04/03/20 (ž) 1,300 1,297
1.530% due 04/03/20 (ž)(&) 2,800 2,793
1.535% due 04/08/20 (ž)(&) 400 399
1.542% due 04/15/20 (ž) 5,600 5,582
1.544% due 04/17/20 (ž)(&) 4,300 4,286
1.548% due 04/22/20 (ž) 11,600 11,560
Florida Gas Transmission Co. LLC
5.450% due 07/15/20 (Þ) 400 406
General Motors Financial Co., Inc.
3.200% due 07/13/20 400 402
Georgia-Pacific LLC
5.400% due 11/01/20 (Þ) 100 103
Harley-Davidson Financial Services, Inc.
2.150% due 02/26/20 (Þ) 600 600
Hyundai Capital America
Series 144a
2.699% due 09/18/20 (Ê)(Þ) 900 903
Imperial Brands Finance PLC
2.950% due 07/21/20 (Þ) 800 804
Interpublic Group of Cos., Inc. (The)
3.500% due 10/01/20 700 707
Komatsu Finance America, Inc.
2.118% due 09/11/20 300 299
Kraft Heinz Foods Co.
Series WI
2.800% due 07/02/20 53 53
LG&E & KU Energy LLC
3.750% due 11/15/20 200 202
Ryder System, Inc.
2.650% due 03/02/20 600 600
Sempra Energy
2.400% due 03/15/20 700 700
Southern Co. (The)
2.750% due 06/15/20 400 401
TransCanada PipeLines , Ltd.
3.800% due 10/01/20 300 304
TTX Co.
2.600% due 06/15/20 (Þ) 550 551
U.S. Cash Management Fund(@)(&) 115,150,728(∞) 115,197
United States Treasury Bills
1.497% due 03/12/20 (ž)(&) 7,114 7,102
1.529% due 03/19/20 (ž) 72,000 71,856
1.487% due 04/02/20 (ž)(&) 554 553
1.507% due 04/16/20 (ž)(&) 1,095 1,092
1.511% due 04/23/20 (ž)(&) 5,607 5,588
1.509% due 04/30/20 (ž)(&) 1,589 1,583
VMware, Inc.
2.300% due 08/21/20 600 601
Volkswagen Group of America Finance
LLC

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
320 Commodity Strategies Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 11/13/20 (Þ) 400 406
Volkswagen International Finance NV
4.000% due 08/12/20 (Þ) 400 404
ZF NA Capital, Inc.
4.000% due 04/29/20 (Þ) 300 301
Zimmer Biomet Holdings, Inc.
2.700% due 04/01/20 600 600
Total Short-Term Investments
(cost $291,063) 291,171
Total Investments 100.5%
(identified cost $319,057) 320,066
Other Assets and Liabilities,
Net - (0.5%)
(1,732)
Net Assets - 100.0%
318,334

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Commodity Strategies Fund 321
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
5.8%
Aviation Capital Group LLC 05/08/18 500,000 98.42 492
506
Aviation Capital Group LLC 09/14/18 200,000 102.38 205
207
Aviation Capital Group LLC 01/16/19 200,000 98.28 197
208
Aviation Capital Group LLC 04/23/19 1,100,000 104.07 1,145
1,159
Aviation Capital Group LLC 06/18/19 100,000 104.10 104
107
Bayer US Finance II LLC 06/19/18 400,000 100.05 400
409
Bayer US Finance II LLC 07/26/18 600,000 98.91 593
607
BG Energy Capital PLC 04/12/18 500,000 101.16 506
518
BMW US Capital LLC 04/20/18 600,000 99.84 599
610
Bristol-Myers Squibb Co. 11/20/19 900,000 100.37 903
909
Crown Castle Towers LLC 04/10/18 600,000 99.16 595
610
Daimler Finance NA LLC 03/28/18 200,000 99.81 200
200
Daimler Finance NA LLC 03/29/18 500,000 99.93 500
500
Dell International LLC / EMC Corp. 06/29/18 1,400,000 100.64 1,408
1,442
Electricite de France SA 04/13/18 300,000 99.51 299
301
ERAC USA Finance LLC 04/05/18 700,000 98.82 692
708
ERAC USA Finance LLC 03/22/19 200,000 101.98 204
208
Florida Gas Transmission Co. LLC 10/23/18 400,000 100.85 403
406
Fresenius Medical Care US Finance, Inc. 04/19/18 1,000,000 102.07 1,021
1,036
Georgia-Pacific LLC 07/16/18 100,000 101.56 102
103
Harley-Davidson Financial Services, Inc. 04/10/18 600,000 99.93 600
600
Hyundai Capital America 09/14/18 900,000 100.00 900
903
Imperial Brands Finance PLC 03/16/18 800,000 99.79 798
804
Newcrest Finance Pty, Ltd. 04/27/18 400,000 101.00 404
416
Nissan Motor Acceptance Corp. 03/27/19 200,000 98.15 196
202
Pernod Ricard SA 06/12/18 700,000 101.54 711
736
Pernod Ricard SA 11/06/18 700,000 102.77 719
733
Seven & i Holdings Co., Ltd. 09/11/18 900,000 100.00 900
923
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 04/18/18 262,500 100.02 263
265
TTX Co. 04/03/18 550,000 99.84 549
551
Volkswagen Group of America Finance LLC 04/11/19 400,000 100.62 402
406
Volkswagen International Finance NV 04/18/18 400,000 100.36 401
404
Woodside Finance, Ltd. 04/25/18 300,000 100.93 303
308
ZF NA Capital, Inc. 10/17/18 300,000 100.05 300
301
18,306
For a description of restricted securities see note 7 in the Notes to Quarterly Report.
Variable Rate Securities
Securities Referenced Rate Spread %
Campbell Soup Co. USD 3 Month LIBOR 0.630
Comcast Corp. USD 3 Month LIBOR 0.440
CVS Health Corp. USD 3 Month LIBOR 0.720
General Mills, Inc. USD 3 Month LIBOR 0.540
General Motors Financial Co., Inc. USD 3 Month LIBOR 0.850
Ginnie Mae REMICS USD 12 Month LIBOR 0.150
Ginnie Mae REMICS USD 1 Month LIBOR 0.400
Hewlett Packard Enterprise Co. USD 3 Month LIBOR 0.720
Hyundai Capital America USD 3 Month LIBOR 0.800
Kraft Heinz Foods Co. USD 3 Month LIBOR 0.570
Lloyds Banking Group PLC USD 3 Month LIBOR 0.800
McDonald's Corp. USD 3 Month LIBOR 0.430
Spirit AeroSystems , Inc. USD 3 Month LIBOR 0.800
Zimmer Biomet Holdings, Inc. USD 3 Month LIBOR 0.750
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
322 Commodity Strategies Fund
Futures Contracts
( & )
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Brent Crude / Dubai Crude Oil Futures 5 USD 5 02/20
(3)
Brent Crude / Dubai Crude Oil Futures 5 USD 6 03/20
(2)
Brent Crude / Dubai Crude Oil Futures 5 USD 7 04/20
(1)
Brent Crude / Dubai Crude Oil Futures 1 USD 1 05/20
(2)
Brent Crude / Dubai Crude Oil Futures 1 USD 2 06/20
(2)
Brent Crude / Dubai Crude Oil Futures 1 USD 2 07/20
(2)
Brent Crude / Dubai Crude Oil Futures 1 USD 2 08/20
(2)
Brent Crude / Dubai Crude Oil Futures 1 USD 2 09/20
(1)
Brent Crude / Dubai Crude Oil Futures 1 USD 2 10/20
(1)
Brent Crude / Dubai Crude Oil Futures 1 USD 2 11/20
(1)
Brent Crude / Dubai Crude Oil Futures 1 USD 2 12/20
(1)
Brent Crude Oil Futures 5 USD 59 02/20
1
Brent Crude Oil Futures 9 USD 285 03/20
(7)
Brent Crude Oil Futures 301 USD 16,706 04/20
(1,117)
Brent Crude Oil Futures 141 USD 7,765 10/20
(288)
Brent Crude Oil Futures 6 USD 329 01/21
(7)
Brent Crude Oil Futures 7 USD 382 07/21
(9)
Brent Crude Oil Futures 82 USD 4,458 10/21
(268)
Chicago Ethanol Futures 47 USD 2,680 03/20
(59)
Chicago Ethanol Futures 1 USD 58 07/20
(2)
Chicago Ethanol Futures 1 USD 58 08/20
(2)
Chicago Ethanol Futures 1 USD 58 09/20
(2)
Chicago Ethanol Futures 3 USD 173 10/20
(3)
Chicago Ethanol Futures 3 USD 173 11/20
(3)
Chicago Ethanol Futures 3 USD 172 12/20
(4)
Cocoa Futures 540 USD 15,126 05/20
1,514
Coffee "C" Futures 76 USD 2,990 05/20
(554)
Copper Futures 10 USD 1,390 03/20
(77)
Copper Futures 65 USD 4,100 05/20
(21)
Corn Futures 136 USD 2,628 05/20
(143)
Corn Futures 32 USD 625 12/20
(16)
Cotton No. 2 Futures 6 USD 203 03/20
4
Cotton No. 2 Futures 24 USD 820 05/20
(7)
Gasoline RBOB Futures 12 USD 758 02/20
(97)
Gasoline RBOB Futures 83 USD 5,818 04/20
(31)
Gasoline RBOB Futures 2 USD 140 05/20
(4)
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 1 02/20
(1)
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 1 03/20
(1)
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 1 04/20
(1)
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 1 05/20
(1)
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 2 06/20
(1)
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 2 07/20
(1)
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 2 08/20
(1)
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 2 09/20
(1)
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 2 10/20
(1)
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 2 11/20
—
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 2 12/20
—
Lead Futures 5 USD 235 03/20
(38)
Lead Futures 4 USD 188 06/20
3
Live Cattle Futures 13 USD 622 04/20
(34)
LME Aluminum Premium Futures 269 USD 11,506 03/20
(340)
Low Sulphur Gasoil Futures 12 USD 603 04/20
(5)
Natural Gas Futures 44 USD 942 09/20
(57)
Natural Gas Futures 1 USD 22 04/21
(1)
Natural Gas Futures 27 USD 598 03/34
(17)
Nickel Futures 12 USD 923 03/20
(128)
Nickel Futures 3 USD 232 06/20
4
Palladium Futures 42 USD 9,328 06/20
170
Platinum Futures 253 USD 12,168 04/20
354
Silver Futures 5 USD 450 03/20
4

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Commodity Strategies Fund 323
Futures Contracts
( & )
Amounts in thousands (except contract amounts )
Silver Futures 4 USD 362 05/20
3
Soybean Futures 11 USD 488 05/20
(27)
Soybean Futures 3 USD 137 11/20
(5)
Soybean Oil Futures 21 USD 377 03/20
(35)
Soybean Oil Futures 540 USD 9,817 05/20
(1,349)
Sugar 11 Futures 782 USD 12,568 04/20
(35)
Wheat Futures 15 USD 349 03/20
22
Wheat Futures 437 USD 11,804 05/20
(23)
Wheat Futures 28 USD 774 07/20
(13)
White Sugar Futures 57 USD 1,138 04/20
81
WTI Crude Oil Futures 14 USD 722 02/20
(161)
WTI Crude Oil Futures 7 USD 362 03/20
(44)
WTI Crude Oil Futures 17 USD 864 04/20
(40)
WTI Crude Oil Futures 176 USD 8,818 09/20
(506)
WTI Crude Oil Futures 10 USD 510 10/20
(12)
WTI Crude Oil Futures 39 USD 1,981 11/20
(96)
WTI Crude Oil Futures 74 USD 3,727 02/21
(151)
WTI Crude Oil Futures 16 USD 803 04/21
(40)
WTI Crude Oil Futures 42 USD 2,104 05/21
(90)
WTI Crude Oil Futures 16 USD 800 06/21
(38)
WTI Crude Oil Futures 1 USD 50 05/23
—
WTI Crude Oil Futures 20 USD 1,007 11/23
(25)
WTI Crude Oil Futures 3 USD 155 04/27
(1)
WTI Houston (Argus) / WTI Financial Futures 1 USD 2 12/20
—
WTI Houston (Argus) / WTI Financial Futures 1 USD 2 01/21
—
WTI Houston (Argus) / WTI Financial Futures 1 USD 2 02/21
—
WTI Houston (Argus) / WTI Financial Futures 1 USD 2 03/21
—
WTI Houston (Argus) / WTI Financial Futures 1 USD 2 04/21
—
WTI Houston (Argus) / WTI Financial Futures 1 USD 2 05/21
—
WTI Houston (Argus) / WTI Financial Futures 1 USD 2 06/21
—
WTI Houston (Argus) / WTI Financial Futures 1 USD 2 07/21
—
WTI Houston (Argus) / WTI Financial Futures 1 USD 2 08/21
—
WTI Houston (Argus) / WTI Financial Futures 1 USD 2 09/21
—
WTI Houston (Argus) / WTI Financial Futures 1 USD 2 10/21
—
WTI Houston (Argus) / WTI Financial Futures 1 USD 2 11/21
—
Zinc Futures 20 USD 1,103 03/20
(62)
Zinc Futures 8 USD 439 06/20
5
Short Positions
Aluminum Futures 97 USD 4,207 06/20
1
Brent Crude Oil Futures 125 USD 6,919 04/20
749
Brent Crude Oil Futures 2 USD 1 05/20
—
Brent Crude Oil Futures 2 USD 1 06/20
—
Brent Crude Oil Futures 11 USD 501 07/20
(2)
Brent Crude Oil Futures 2 USD 1 08/20
—
Brent Crude Oil Futures 2 USD 1 09/20
—
Brent Crude Oil Futures 2 USD 1 10/20
—
Brent Crude Oil Futures 2 USD 1 11/20
—
Brent Crude Oil Futures 2 USD 1 12/20
—
Brent Crude Oil Futures 28 USD 1,531 04/21
25
Brent Crude Oil Futures 64 USD 3,475 04/22
174
Brent Crude Oil Futures 14 USD 763 10/22
44
Brent Crude Oil Futures 44 USD 2,425 10/23
151
Cocoa Futures 3 USD 83 03/20
(3)
Coffee "C" Futures 3 USD 115 03/20
13
Copper Futures 17 USD 1,070 03/20
63
Corn Futures 83 USD 1,582 03/20
4
Corn Futures 72 USD 1,408 07/20
146
Gold 100oz Futures 20 USD 3,176 04/20
(50)
Gold 100oz Futures 62 USD 9,882 06/20
19
Lead Futures 5 USD 235 03/20
5
Lean Hogs Futures 15 USD 370 04/20
80
Live Cattle Futures 19 USD 910 04/20
55
LME Aluminum Premium Futures 270 USD 11,549 03/20
284
Low Sulphur Gasoil Futures 18 USD 905 03/20
135
Low Sulphur Gasoil Futures 199 USD 9,980 06/20
1,287
Natural Gas Futures 31 USD 571 02/20
89

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
324 Commodity Strategies Fund
Futures Contracts
( & )
Amounts in thousands (except contract amounts )
Natural Gas Futures 135 USD 2,892 09/20
(27)
Natural Gas Futures 72 USD 1,837 12/20
93
New York Harbor ULSD Futures 1 USD 68 02/20
10
New York Harbor ULSD Futures 178 USD 12,275 05/20
822
Nickel Futures 4 USD 308 03/20
18
Soybean Futures 22 USD 873 03/20
59
Soybean Futures 717 USD 25,390 05/20
1,058
Sugar 11 Futures 7 USD 115 02/20
(6)
Sugar 11 Futures 57 USD 916 04/20
(38)
Wheat Futures 33 USD 914 03/20
(53)
Wheat Futures 277 USD 6,652 05/20
192
WTI Crude Oil Futures 14 USD 722 02/20
80
WTI Crude Oil Futures 142 USD 7,356 05/20
754
WTI Crude Oil Futures 5 USD 259 06/20
9
WTI Crude Oil Futures 46 USD 2,364 08/20
98
WTI Crude Oil Futures 70 USD 3,485 11/21
163
WTI Crude Oil Futures 59 USD 2,928 05/22
115
WTI Crude Oil Futures 64 USD 3,185 11/22
120
WTI Houston (Argus) / WTI Trade Month Futures 1 USD 3 02/20
—
WTI Houston (Argus) / WTI Trade Month Futures 1 USD 3 03/20
—
WTI Houston (Argus) / WTI Trade Month Futures 1 USD 3 04/20
—
WTI Houston (Argus) / WTI Trade Month Futures 1 USD 3 05/20
1
WTI Houston (Argus) / WTI Trade Month Futures 2 USD 5 06/20
3
WTI Houston (Argus) / WTI Trade Month Futures 2 USD 5 07/20
3
WTI Houston (Argus) / WTI Trade Month Futures 2 USD 5 08/20
3
WTI Houston (Argus) / WTI Trade Month Futures 2 USD 5 09/20
3
WTI Houston (Argus) / WTI Trade Month Futures 2 USD 5 10/20
3
WTI Houston (Argus) / WTI Trade Month Futures 2 USD 5 11/20
3
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 02/20
(1)
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 03/20
(1)
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 04/20
(1)
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 05/20
(1)
WTI Midland (Argus) / WTI Financial Futures 2 USD 3 06/20
(2)
WTI Midland (Argus) / WTI Financial Futures 2 USD 3 07/20
(2)
WTI Midland (Argus) / WTI Financial Futures 2 USD 3 08/20
(2)
WTI Midland (Argus) / WTI Financial Futures 2 USD 3 09/20
(2)
WTI Midland (Argus) / WTI Financial Futures 2 USD 3 10/20
(2)
WTI Midland (Argus) / WTI Financial Futures 2 USD 3 11/20
(2)
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 12/20
—
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 01/21
—
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 02/21
—
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 03/21
—
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 04/21
—
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 05/21
—
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 06/21
—
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 07/21
—
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 08/21
—
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 09/21
—
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 10/21
—
WTI Midland (Argus) / WTI Financial Futures 1 USD 1 11/21
—
Zinc Futures 19 USD 1,047 03/20
38
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
2,821
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Brent Crude Oil Futures
Citigroup
Call 9 68.50 USD 9 02/25/20
(1)
Brent Crude Oil Futures
Citigroup
Call 3 69.00 USD 3 02/25/20
—
Brent Crude Oil Futures
Goldman Sachs
Call 1 64.00 USD 1 03/26/20
(1)
Brent Crude Oil Futures
Goldman Sachs
Call 3 64.50 USD 4 03/26/20
(2)
Brent Crude Oil Futures
Goldman Sachs
Call 8 65.00 USD 9 03/26/20
(4)
Brent Crude Oil Futures
Goldman Sachs
Call 12 65.50 USD 11 03/26/20
(6)

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Commodity Strategies Fund 325
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Brent Crude Oil Futures
Goldman Sachs
Call 4 66.00 USD 4 03/26/20
(2)
Brent Crude Oil Futures
Goldman Sachs
Put 9 65.25 USD 64 04/27/20
(88)
Brent Crude Oil Futures
Goldman Sachs
Put 25 66.50 USD 166 04/27/20
(272)
Brent Crude Oil Futures
Goldman Sachs
Put 25 69.00 USD 155 04/27/20
(328)
Crude Oil Futures
Goldman Sachs
Call 19 62.00 USD 1,178 03/17/20
(4)
Crude Oil Futures
Goldman Sachs
Call 12 62.50 USD 750 03/17/20
(2)
Crude Oil Futures
Goldman Sachs
Call 12 63.00 USD 756 03/17/20
(2)
Crude Oil Futures
Goldman Sachs
Call 6 63.50 USD 381 03/17/20
(1)
FUELCO
BNP Paribas
Call 18 13.00 USD 234 12/31/20
(12)
Natural Gas Futures
Goldman Sachs
Call 30 4.00 USD 1,200 02/25/20
—
Natural Gas Futures
Goldman Sachs
Call 12 2.10 USD 252 03/26/20
(3)
Natural Gas Futures
Goldman Sachs
Call 12 2.20 USD 264 03/26/20
(2)
Natural Gas Futures
Goldman Sachs
Put 12 2.05 USD 246 02/25/20
(27)
Natural Gas Futures
Morgan Stanley
Put 8 0.05 USD 4 03/26/20
(4)
Natural Gas Futures
Morgan Stanley
Put 8 0.20 USD 16 03/26/20
(6)
Natural Gas Futures
Goldman Sachs
Put 12 1.75 USD 210 03/26/20
(5)
Natural Gas Futures
Goldman Sachs
Put 12 1.80 USD 216 03/26/20
(7)
Natural Gas Futures
Goldman Sachs
Put 12 1.95 USD 234 03/26/20
(16)
QSCOCA
JPMorgan Chase
Call 6 18.10 USD 109 12/31/20
(2)
QSCOCA
BNP Paribas
Call 12 21.00 USD 252 12/31/20
(1)
Total Liability for Options Written (premiums received $598)
(798)
Total Return Swap Contracts
(&)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Bloomberg Commodity Index 1
Month Forward Index ( i ) Goldman Sachs USD 26,714
Total Return on Underlying
Reference Entity
(5)
02/14/20 — (1,708) (1,708)
Bloomberg Commodity Index Total
Return BNP Paribas USD 25,068 3 Month Treasury Bill
(5)
02/14/20 — (1,611) (1,611)
Bloomberg Commodity Index Total
Return BNP Paribas USD 506 3 Month Treasury Bill
(5)
02/14/20 (33) — (33)
Bloomberg Commodity Index Total
Return BNP Paribas USD 320
Total Return on Underlying
Reference Entity
(1)
02/14/20 — 21 21
Bloomberg Commodity Index Total
Return Goldman Sachs USD 31,319 3 Month Treasury Bill
(5)
02/14/20 — (1,993) (1,993)
Bloomberg Commodity Index Total
Return Goldman Sachs USD 20,694 3 Month Treasury Bill
(5)
02/14/20 — (1,330) (1,330)
Bloomberg Commodity Index Total
Return Macquarie USD 17,093 3 Month Treasury Bill
(5)
02/14/20 — (1,098) (1,098)
Bloomberg Commodity Index Total
Return Morgan Stanley USD 45,103
Total Return on Underlying
Reference Entity
(5)
03/15/20 — (608) (608)
Credit Suisse PIMCODB2
Commodity Index Citigroup USD 149
Total Return on Underlying
Reference Entity
(5)
02/14/20 — (13) (13)
EBOB Fuel Ratio Calendar Swap
CAL20 (¥) JPMorgan Chase USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 6 6
EBOB Fuel Ratio Calendar Swap
CAL20 (¥) Macquarie USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 5 5
EBOB Fuel Ratio Calendar Swap
CAL20 (¥) Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 7 7
EUROBOBCO Calendar Swap
CAL20 (¥) BNP Paribas USD 11
Total Return on Underlying
Reference Entity
(5)
12/31/20 (5) 6 1
EUROBOBCO Calendar Swap
CAL20 (¥) Macquarie USD 11
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 2 2

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
326 Commodity Strategies Fund
Total Return Swap Contracts
(&)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
EUROBOBCO Calendar Swap
CAL21 (¥) BNP Paribas USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — — —
EUROBOBCO Calendar Swap
CAL21 (¥) JPMorgan Chase USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/21 (9) 2 (7)
EUROBOBCO Calendar Swap
CAL21 (¥) Macquarie USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 1 (1) —
EUROBOBCO Calendar Swap
CAL21 (¥) Morgan Stanley USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (1) (1)
EUROBOBCO Calendar Swap
CAL21 (¥) Morgan Stanley USD 7
Total Return on Underlying
Reference Entity
(5)
12/31/21 — — —
EUROBOBCO Calendar Swap
CAL21 (¥) Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 2 2
European Refined Margin Calendar
Swap CAL20 (¥) BNP Paribas USD 35
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (49) (49)
European Refined Margin Calendar
Swap CAL20 (¥) Goldman Sachs USD 11
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (21) (21)
European Refined Margin Calendar
Swap CAL20 (¥) Goldman Sachs USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (1) (1)
European Refined Margin Calendar
Swap CAL20 (¥) Goldman Sachs USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (1) (1)
European Refined Margin Calendar
Swap CAL20 (¥) JPMorgan Chase USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (14) (14)
European Refined Margin Calendar
Swap CAL20 (¥) JPMorgan Chase USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (1) (1)
European Refined Margin Calendar
Swap CAL20 (¥) JPMorgan Chase USD 3
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (7) (7)
European Refined Margin Calendar
Swap CAL20 (¥) JPMorgan Chase USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (1) (1)
European Refined Margin Calendar
Swap CAL20 (¥) Macquarie USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (5) (5)
European Refined Margin Calendar
Swap CAL20 (¥) Macquarie USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (4) (4)
European Refined Margin Calendar
Swap CAL20 (¥) Macquarie USD 6
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (10) (10)
European Refined Margin Calendar
Swap CAL20 (¥) Macquarie USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (1) (1)
European Refined Margin Calendar
Swap CAL20 (¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
03/31/20 — 2 2
European Refined Margin Calendar
Swap CAL20 (¥) Morgan Stanley USD 6
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (11) (11)
European Refined Margin Calendar
Swap CAL20 (¥) Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (7) (7)
European Refined Margin Calendar
Swap CAL20 (¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (2) (2)
European Refined Margin Calendar
Swap CAL20 (¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (2) (2)
European Refined Margin Calendar
Swap CAL20 (¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (1) (1)
European Refined Margin Calendar
Swap CAL20 (¥) Morgan Stanley USD 3
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (6) (6)
Goldman Sachs ABGS1042
Commodity Index Goldman Sachs USD 70
Total Return on Underlying
Reference Entity
(5)
02/14/20 — (88) (88)
Goldman Sachs MEHMIDCAL
Calendar Swap CAL20 (¥) Citigroup USD 5
Total Return on Underlying
Reference Entity
(5)
06/30/20 — 10 10
Goldman Sachs MEHMIDCAL
Calendar Swap CAL20 (¥) Goldman Sachs USD 2
Total Return on Underlying
Reference Entity
(1)
06/30/20 — 3 3
Goldman Sachs MEHMIDCAL
Calendar Swap CAL20 (¥) Goldman Sachs USD 3
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 1 1
Goldman Sachs MEHMIDCAL
Calendar Swap CAL20 (¥) JPMorgan Chase USD 3
Total Return on Underlying
Reference Entity
(5)
06/30/20 — 5 5

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Commodity Strategies Fund 327
Total Return Swap Contracts
(&)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Goldman Sachs MEHMIDCAL
Calendar Swap CAL20 (¥) Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
06/30/20 — 3 3
HOBR(Heating Oil/Brent) Calendar
Swap CAL21 (¥) Goldman Sachs USD 7
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 9 9
HOBR(Heating Oil/Brent) Calendar
Swap CAL21 (¥) Macquarie USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — — —
JPMorgan JMABCT3E Commodity
Index (ii) JPMorgan Chase USD 20,890
Total Return on Underlying
Reference Entity
(5)
02/14/20 — 12 12
JPMorgan JMABCT3E Commodity
Index JPMorgan Chase USD 3,754
Total Return on Underlying
Reference Entity
(5)
02/14/20 — (249) (249)
JPMorgan JMABCT3E Commodity
Index JPMorgan Chase USD 5,148
Total Return on Underlying
Reference Entity
(5)
02/14/20 — (16) (16)
JPMorgan JMABCT3E Commodity
Index JPMorgan Chase USD 10,157
Total Return on Underlying
Reference Entity
(1)
12/31/20 — (150) (150)
Kansas Wheat Commodity Calendar
Swap February 2020 (¥) Citigroup USD 70
Total Return on Underlying
Reference Entity
(5)
02/21/20 — 24 24
Kansas Wheat Commodity Calendar
Swap February 2020 (¥) Goldman Sachs USD 50
Total Return on Underlying
Reference Entity
(5)
02/21/20 — 18 18
Kansas Wheat Commodity Calendar
Swap February 2020 (¥) Goldman Sachs USD 68
Total Return on Underlying
Reference Entity
(5)
02/21/20 — 24 24
Kansas Wheat Commodity Calendar
Swap February 2020 (¥) Goldman Sachs USD 68
Total Return on Underlying
Reference Entity
(5)
02/21/20 — 22 22
Kansas Wheat Commodity Calendar
Swap February 2020 (¥) JPMorgan Chase USD 40
Total Return on Underlying
Reference Entity
(5)
02/21/20 — 9 9
Kansas Wheat Commodity Calendar
Swap February 2020 (¥) JPMorgan Chase USD 35
Total Return on Underlying
Reference Entity
(5)
02/21/20 — 13 13
Kansas Wheat Commodity Calendar
Swap February 2020 (¥) JPMorgan Chase USD 35
Total Return on Underlying
Reference Entity
(5)
02/21/20 — 13 13
Kansas Wheat Commodity Calendar
Swap February 2020 (¥) JPMorgan Chase USD 35
Total Return on Underlying
Reference Entity
(5)
02/21/20 — 11 11
Kansas Wheat Commodity Calendar
Swap February 2020 (¥) Macquarie USD 55
Total Return on Underlying
Reference Entity
(5)
02/21/20 — 20 20
LLSDUB (Light Louisiana Sweet/
Dubai Heavy) Calendar Swap (¥) JPMorgan Chase USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 2 2
LLSDUB (Light Louisiana Sweet/
Dubai Heavy) Calendar Swap (¥) Macquarie USD 3
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 2 2
London Gold Market Fixing Ltd.
Index Morgan Stanley USD 750
Total Return on Underlying
Reference Entity
(5)
05/12/20 — 6 6
London Gold Market Fixing Ltd.
Index Societe Generale USD 599
Total Return on Underlying
Reference Entity
(5)
06/08/20 — 4 4
London Silver Market Fixing Ltd.
Index Morgan Stanley USD 491
Total Return on Underlying
Reference Entity
(5)
05/12/20 — (7) (7)
London Silver Market Fixing Ltd.
Index Societe Generale USD 381
Total Return on Underlying
Reference Entity
(5)
06/08/20 — (4) (4)
Macquarie PIMCODB1 Commodity
Index Macquarie USD 3,915
Total Return on Underlying
Reference Entity
(5)
02/14/20 — (342) (342)
MEHCO (Huston/Brent) Calendar
Swap CAL20 (¥) Citigroup USD 11
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 16 16
MEHCO (Huston/Brent) Calendar
Swap CAL20 (¥) JPMorgan Chase USD 11
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 16 16
MEHMIDCAL Calendar Swap
CAL20-21 (¥) Citigroup USD 22
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (11) (11)
MEHMIDCAL Calendar Swap
CAL20-21 (¥) Macquarie USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/21 — — —
Soybean Commodity Index February
2021 JPMorgan Chase USD 100
Total Return on Underlying
Reference Entity
(5)
02/21/20 — 90 90
Wheat Commodity Calendar Swap
April 2020 (¥) JPMorgan Chase USD 45
Total Return on Underlying
Reference Entity
(5)
04/24/20 — 6 6
Wheat Commodity Calendar Swap
April 2020 (¥) JPMorgan Chase USD 30
Total Return on Underlying
Reference Entity
(5)
04/24/20 — 3 3

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
328 Commodity Strategies Fund
Total Return Swap Contracts
(&)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Wheat Commodity Calendar Swap
February 2020 (¥) Goldman Sachs USD 50
Total Return on Underlying
Reference Entity
(5)
02/21/20 — (18) (18)
Wheat Commodity Calendar Swap
February 2020 (¥) Goldman Sachs USD 120
Total Return on Underlying
Reference Entity
(5)
02/21/20 — (47) (47)
Wheat Commodity Calendar Swap
February 2020 (¥) Goldman Sachs USD 115
Total Return on Underlying
Reference Entity
(5)
02/21/20 — (45) (45)
Wheat Commodity Calendar Swap
February 2020 (¥) Goldman Sachs USD 100
Total Return on Underlying
Reference Entity
(5)
02/21/20 — (40) (40)
Wheat Commodity Calendar Swap
February 2020 (¥) Goldman Sachs USD 55
Total Return on Underlying
Reference Entity
(5)
02/21/20 — (22) (22)
Wheat Commodity Calendar Swap
February 2020 (¥) Goldman Sachs USD 125
Total Return on Underlying
Reference Entity
(5)
02/21/20 — (51) (51)
Wheat Commodity Calendar Swap
February 2020 (¥) Goldman Sachs USD 65
Total Return on Underlying
Reference Entity
(5)
02/21/20 — (27) (27)
Wheat Commodity Calendar Swap
February 2020 (¥) JPMorgan Chase USD 30
Total Return on Underlying
Reference Entity
(5)
02/21/20 — (12) (12)
Wheat Commodity Calendar Swap
June 2020 (¥) JPMorgan Chase USD 70
Total Return on Underlying
Reference Entity
(5)
06/26/20 — 10 10
Wheat Commodity Calendar Swap
June 2020 (¥) JPMorgan Chase USD 70
Total Return on Underlying
Reference Entity
(5)
06/26/20 — (14) (14)
Short
ABGS Index Goldman Sachs USD 28,121
Total Return on Underlying
Reference Entity
(1)
02/07/20 — — —
Cargill (iii) JPMorgan Chase USD 65,011
Total Return on Underlying
Reference Entity
(5)
03/31/20 — — —
Total Open Total Return Swap Contracts (å) (46) (9,245) (9,291)
(
¥
)   Cash
flows are exchanged at termination date based on the difference between notional cost and notional value of the underlying commodity. To the extent the difference between the notional cost and notional value of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty
.
( i )   The Bloomberg Commodity Index 1 Month Forward Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index .
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Aluminum March 2020 4.4 $ 1,181
Brent Oil May 2020 6.3 1,675
Coffee March 2020 2.5 658
Copper March 2020 6.8 1,813
Corn March 2020 6.3 1,672
Cotton March 2020 1.6 417
Crude Oil March 2020 7.1 1,905
Gas Oil May 2020 2.3 610
Gold April 2020 14.9 3,970
Heating Oil March 2020 1.8 490
Kansas Wheat March 2020 1.6 421
Lean Hogs April 2020 1.7 457
Live Cattle April 2020 4.1 1,099
Natural Gas (NYMEX) May 2020 7.8 2,080

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Commodity Strategies Fund 329
Nickel March 2020 2.7 732
Silver March 2020 4.0 1,070
Soybean Meal March 2020 3.4 920
Soybeans March 2020 5.6 1,506
Soybeans Oil March 2020 2.7 722
Sugar March 2020 3.5 935
Unleaded Gasoline March 2020 2.1 567
Wheat March 2020 3.3 885
Zinc March 2020 3.5 929
Total Long Futures Contracts
$ 26,714
Total Notional Amount
$ 26,714
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(ii)  The
JPMorgan JMABCT3E Commodity Index
seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index .
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Coffee May 2020 2.6 $ 541,171
Copper May 2020 3.9 815,652
Cotton May 2020 1.0 198,673
Crude Oil May 2020 4.2 867,830
Kansas Wheat May 2020 1.2 252,900
Soybeans May 2020 4.5 931,947
Soybeans Oil May 2020 1.2 245,663
Sugar May 2020 2.7 568,486
Unleaded Gasoline May 2020 3.8 796,243
Wheat May 2020 2.7 567,130
Total Long Futures Contracts
$ 5,785,695
Short Futures Contracts
Coffee May 2020 (2.6) $ (540,394)
Copper May 2020 (3.9) (816,120)
Cotton May 2020 (1.0) (199,287)
Crude Oil May 2020 (4.2) (860,749)
Kansas Wheat May 2020 (1.2) (252,913)
Soybeans May 2020 (4.5) (929,866)
Soybeans Oil May 2020 (1.2) (245,095)
Sugar May 2020 (2.7) (578,382)
Unleaded Gasoline May 2020 (3.8) (796,355)
Wheat May 2020 (2.7) (570,164)
Total Short Futures Contracts
$ (5,789,325)
Cash
100 24,520
Total Notional Amount
$ 20,890
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
330 Commodity Strategies Fund
(iii)   The following table represents the individual commodity positions underlying the Cargill swap contract. The Cargill swap is an actively managed futures strategy using contract selection, commodity over/underweights, and out-of-benchmark positions to strive to add value versus the Bloomberg Commodity Index, the Fund’s benchmark. With the beta exposure representing the benchmark exposure, at times the overlay strategy may invest in short exposures versus the index that result in a reduced net commodity exposure versus the gross notional value of the swap, or long exposures that result in a net commodity exposure that exceeds the gross notional value of the swap.
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Aluminum, High Grade (LME) April 2020 5.0 $ 2,878
British Pound Sterling June 2020 4.5 2,611
Cocoa March 2020 9.6 5,554
Cocoa-London July 2020 4.5 2,587
Coffee September 2020 3.0 1,721
Copper (CMX) September 2020 7.7 4,440
Corn March 2020 1.3 763
Corn September 2020 7.2 4,149
Cotton December 2020 1.8 1,031
Cotton March 2020 7.3 4,219
Cotton May 2020 7.4 4,269
Crude Oil / Global Spot April 2020 7.0 4,077
Crude Oil March 2020 7.1 4,125
Crude Oil September 2020 8.0 4,625
Gas-Oil-Petroleum May 2020 2.6 1,505
Gold August 2020 16.8 9,756
Heating Oil May 2020 2.0 1,168
Lean Hogs April 2020 1.9 1,109
Live Cattle April 2020 4.6 2,681
Natural Gas March 2020 8.3 4,805
Nickel (LME) April 2020 3.1 1,772
RBOB Unleaded Gas October 2020 2.3 1,341
Silver September 2020 4.6 2,644
Soybean Meal March 2020 0.2 97
Soybean Meal September 2020 4.1 2,345
Soybean Oil August 2020 3.1 1,812
Soybean Oil July 2020 16.2 9,446
Soybeans March 2020 6.3 3,665
Soybeans September 2020 6.6 3,807
Sugar-New York May 2020 3.9 2,250
Wheat (CBOT) July 2020 3.7 2,155
Wheat (KCBT) May 2020 1.8 1,040
Zinc, Special High Grade (LME) April 2020 3.9 2,257
Total Long Futures Contracts
$ 102,704
Short Futures Contracts
Cocoa July 2020 (4.9) $ (2,811)
Cocoa May 2020 (9.7) (5,602)
Cocoa-London March 2020 (–) (26)
Cocoa-London May 2020 (6.7) (3,882)

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Commodity Strategies Fund 331
Corn September 2020 (1.3) (776)
Cotton March 2020 (7.3) (4,219)
Cotton May 2020 (7.4) (4,269)
Crude Oil July 2020 (7.2) (4,139)
Soybean Meal March 2020 (5.0) (2,910)
Soybean Oil December 2020 (6.9) (4,007)
Soybeans March 2020 (11.2) (6,455)
Total Short Futures Contracts
$ (39,096)
Embedded Management Fees
(0.6) (360)
Total Notional Amount
$ 63,248
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical     Expedient
(a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 20,370 $ —
$ —
$ 20,370
International Debt — 6,702 —
—
6,702
Mortgage-Backed Securities — 1,075 —
—
1,075
United States Government Treasuries — 227 —
—
227
Options Purchased 521 — —
—
521
Short-Term Investments — 175,974 —
115,197
291,171
Total Investments 521 204,348 — 115,197 320,066
Other Financial Instruments
Assets
Futures Contracts 9,137 — — — 9,137
Total Return Swap Contracts — 398 — — 398
Liabilities
Futures Contracts (6,316) — — — (6,316)
Options Written (798) — — — (798)
Total Return Swap Contracts — (9,689) — — (9,689)
Total Other Financial Instruments
*
$ 2,023 $ (9,291) $ — $ — $ (7,268)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
332 Commodity Strategies Fund
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 333
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.6%
Australia - 7.9%
APA Group 31,479 235
Atlas Arteria, Ltd. 225,539 1,220
Aurizon Holdings, Ltd. 94,574 336
AusNet Services(Æ) 508,036 595
NEXTDC, Ltd.(Æ) 61,812 307
Spark Infrastructure Group 9,857 14
Sydney Airport 571,326 3,155
Transurban Group - ADR(Æ) 1,265,105 13,101
18,963
Austria - 0.2%
Flughafen Wien AG 10,838 438
Oesterreichische Post AG 2,925 111
549
Belgium - 0.3%
Elia System Operator SA 7,133 687
Brazil - 0.5%
Alupar Investimento SA 8,120 56
CCR SA 35,974 153
Neoenergia SA 68,273 410
Rumo SA(Æ) 52,509 285
Transmissora Alianca de Energia
Eletrica SA 26,861 194
1,098
Canada - 8.7%
Canadian Pacific Railway, Ltd. 1,562 415
Emera, Inc. 38,919 1,734
Enbridge, Inc. 220,595 8,970
Gibson Energy, Inc. 7,903 159
Hydro One, Ltd.(Þ) 51,617 1,049
Inter Pipeline, Ltd. 21,566 359
Keyera Corp. 16,195 423
Pembina Pipeline Corp. 15,689 601
TC Energy Corp.(Æ) 124,746 6,840
Westshore Terminals Investment Corp. 15,544 189
20,739
Chile - 0.1%
Aguas Andinas SA Class A 386,830 145
Enel Chile SA - ADR 2,534 12
157
China - 2.5%
China Merchants Port Holdings Co., Ltd. 899,996 1,383
China Resources Gas Group, Ltd. 18,491 97
COSCO Shipping Ports, Ltd. 1,372,054 969
ENN Energy Holdings, Ltd. 26,218 305
GDS Holdings, Ltd. - ADR(Æ) 3,271 169
Guangdong Investment, Ltd. 305,643 618
Jiangsu Expressway Co., Ltd. Class H 1,780,685 2,203
Shenzhen Expressway Co., Ltd. Class H 23,736 31
Zhejiang Expressway Co., Ltd. Class H 246,000 200
5,975
Colombia - 0.0%
Interconexion Electrica SA ESP 10,543 58
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Denmark - 0.2%
Orsted A/S Class A(Þ) 4,425 482
France - 9.2%
Aeroports de Paris 22,986 4,366
Eiffage SA 26,983 3,132
Engie SA 66,448 1,144
Getlink SE 351,084 6,207
Rubis SCA 31,149 1,928
Suez Environnement Co. 12,461 204
Vinci SA 45,298 5,018
21,999
Germany - 0.7%
E.ON SE 61,013 693
Fraport AG Frankfurt Airport Services
Worldwide 10,266 767
Hamburger Hafen und Logistik AG 7,736 191
1,651
Hong Kong - 1.1%
CK Infrastructure Holdings, Ltd. 65,011 452
CLP Holdings, Ltd. 194,845 2,024
Hong Kong & China Gas Co., Ltd. 48,711 93
Power Assets Holdings, Ltd. 18,020 130
2,699
India - 0.1%
Power Grid Corp. of India, Ltd. 67,483 176
Italy - 5.8%
ASTM SpA 18,770 549
Atlantia SpA 286,141 7,034
Enav SpA (Þ) 122,131 788
Enel SpA 209,612 1,827
Hera SpA 42,225 192
Infrastrutture Wireless Italiane SpA (Þ) 92,379 960
Italgas SpA 16,224 108
Terna Rete Elettrica Nazionale SpA 364,389 2,545
14,003
Japan - 1.7%
Central Japan Railway Co. 4,221 826
East Japan Railway Co. 23,468 2,077
Kamigumi Co., Ltd. 8,213 175
Osaka Gas Co., Ltd. 8,900 150
Tokyo Gas Co., Ltd. 36,600 802
4,030
Mexico - 3.1%
Grupo Aeroportuario del Centro Norte
SAB de CV Class B 49,800 379
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR 8,154 495
Grupo Aeroportuario del Pacifico SAB de
CV Class B 37,972 470
Grupo Aeroportuario del Pacifico SAB de
CV - ADR 14,134 1,748
Grupo Aeroportuario del Sureste SAB de
CV Class B 141,419 2,717

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
334 Global Infrastructure Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Infraestructura Energetica Nova SAB
de CV 93,846 441
Promotora y Operadora de
Infraestructura SAB de CV 91,117 983
Promotora y Operadora de
Infraestructura SAB de CV Class L 10,773 81
Telesites SAB de CV(Æ) 290,068 214
7,528
Netherlands - 0.4%
InterXion Holding NV(Æ) 8,155 710
Koninklijke Vopak NV 6,962 373
1,083
New Zealand - 1.2%
Auckland International Airport, Ltd. 419,320 2,341
Infratil , Ltd. 2,011 7
Port of Tauranga, Ltd. 125,943 615
2,963
Philippines - 0.0%
International Container Terminal
Services, Inc. 1,004 3
Portugal - 0.3%
Energias de Portugal SA 140,274 704
Singapore - 0.4%
ComfortDelGro Corp., Ltd. 134,885 213
Keppel DC REIT(ö) 65,064 107
NetLink NBN Trust 614,672 455
Parkway Life Real Estate Investment
Trust(ö) 87,517 229
1,004
Spain - 6.8%
Abertis Infraestructuras SA(Æ)(Š) 90,641 650
Aena SA(Þ) 51,861 9,599
Cellnex Telecom SA(Þ) 8,640 429
Enagas SA 3,747 101
Ferrovial SA 37,521 1,191
Gas Natural SDG SA 6,629 175
Iberdrola SA 285,615 3,124
Red Electrica Corp. SA 47,481 949
16,218
Switzerland - 1.0%
Flughafen Zurich AG 14,044 2,444
Thailand - 0.1%
Airports of Thailand PCL 137,700 310
United Kingdom - 3.6%
National Grid PLC 270,356 3,600
National Grid PLC - ADR(Ñ) 13,918 923
Pennon Group PLC 11,168 164
Scottish & Southern Energy PLC 55,967 1,118
Severn Trent PLC Class H 32,858 1,122
Signature Aviation PLC 362,812 1,392
United Utilities Group PLC 24,041 323
8,642
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United States - 38.7%
Alliant Energy Corp. 45,707 2,713
Ameren Corp. 5,880 482
American Electric Power Co., Inc. 53,030 5,527
American Tower Corp.(ö) 3,453 800
American Water Works Co., Inc. 9,938 1,354
Antero Midstream Corp.(Ñ) 1,616 8
AquaVenture Holdings, Ltd.(Æ) 575 16
Atmos Energy Corp. 3,832 448
Avangrid , Inc. 13,152 700
Avista Corp. 12,914 657
Brookfield Infrastructure Partners, LP 6,279 342
CenterPoint Energy, Inc. 67,146 1,778
Cheniere Energy, Inc.(Æ) 60,301 3,572
Clearway Energy, Inc.(Æ) 6,798 144
CMS Energy Corp. 13,330 913
Consolidated Edison, Inc. 2,084 196
CoreSite Realty Corp. Class A(ö) 3,109 365
Crown Castle International Corp.(ö) 4,824 723
CyrusOne , Inc.(ö) 13,625 829
Digital Realty Trust, Inc.(ö) 1,517 187
Dominion Energy, Inc. 85,566 7,337
DTE Energy Co. 9,194 1,219
Duke Energy Corp. 30,600 2,988
Edison International 14,265 1,092
Energy Transfer, LP 3,159 40
Entergy Corp. 8,104 1,066
Enterprise Products Partners, LP 115,342 2,972
Equinix , Inc.(ö) 774 456
Evergy , Inc. 21,734 1,568
Eversource Energy(Æ) 23,885 2,208
Exelon Corp. 5,334 254
FirstEnergy Corp. 12,426 631
Kansas City Southern 2,072 350
Kinder Morgan, Inc. 262,355 5,475
Macquarie Infrastructure Corp. 31,242 1,378
Magellan Midstream Partners, LP 37,125 2,279
New Jersey Resources Corp. 9,474 391
NextEra Energy, Inc. 50,206 12,614
NiSource, Inc. 46,647 1,367
Norfolk Southern Corp. 5,245 1,092
NorthWestern Corp. 10,263 790
ONEOK, Inc. 27,681 2,073
Plains GP Holdings, LP Class A(Æ) 27,033 450
PNM Resources, Inc. 2,001 109
Portland General Electric Co. 13,400 824
PPL Corp. 19,041 689
Progressive Waste Solutions, Ltd. 11,960 1,152
QTS Realty Trust, Inc. Class A(ö) 1,931 110
SBA Communications Corp.(ö) 6,805 1,698
Sempra Energy 5,772 927
Southern Co. (The) 24,008 1,690
Targa Resources Corp. 11,890 434
UGI Corp. 36,324 1,511
Union Pacific Corp. 7,792 1,398
Waste Management, Inc. 14,373 1,749
WEC Energy Group, Inc.(Æ) 16,214 1,620
Williams Cos., Inc. (The) 257,522 5,328

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 335
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Xcel Energy, Inc. 23,635 1,635
92,718
Total Common Stocks
(cost $167,943) 226,883
Investments in Other Funds - 0.2%
3i Infrastructure PLC 103,703 425
Total Investments in Other Funds
(cost $354) 425
Short-Term Investments - 4.8%
United States - 4.8%
U.S. Cash Management Fund(@) 11,443,594 (∞) 11,448
Total Short-Term Investments
(cost $11,447) 11,448
Other Securities - 0.3%
U.S. Cash Collateral Fund(×)(@) 668,335 (∞) 668
Total Other Securities
(cost $668) 668
Total Investments 99.9%
(identified cost $180,412) 239,424
Other Assets and Liabilities, Net
- 0.1%
219
Net Assets - 100.0%
239,643

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
336 Global Infrastructure Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
5.6%
Aena SA 02/11/15 EUR 51,861 102 .85 5,334
9,599
Cellnex Telecom SA 03/20/19 EUR 8,640 20 .30 175
429
Enav SpA 06/07/17 EUR 122,131 4 .55 556
788
Hydro One, Ltd. 05/15/18 CAD 51,617 14 .83 765
1,049
Infrastrutture Wireless Italiane SpA 06/18/15 EUR 92,379 4 .60 425
960
Orsted A/S 08/15/19 DKK 4,425 99 .23 439
482
13,307
For a description of restricted securities see note 7 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 71 EUR 2,584 03/20
(102)
MSCI Emerging Markets Index Futures 21 USD 1,103 03/20
(73)
S&P Energy Select Sector Index Futures 16 USD 883 03/20
(85)
S&P Utilities Select Sector Index Futures 80 USD 5,559 03/20
312
SPI 200 Index Futures 13 AUD 2,260 03/20
18
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
70
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America AUD 670 USD 461 03/18/20 13
Bank of Montreal USD 645 AUD 939 03/18/20 (16)
Bank of Montreal USD 2,349 EUR 2,104 03/18/20 (9)
Bank of Montreal AUD 865 USD 594 03/18/20 14
Bank of Montreal EUR 980 USD 1,094 03/18/20 4
Bank of New York AUD 170 USD 116 03/18/20 2
Brown Brothers Harriman USD 229 AUD 330 03/18/20 (8)
Brown Brothers Harriman USD 463 AUD 690 03/18/20 (1)
Brown Brothers Harriman USD 829 AUD 1,200 03/18/20 (25)
Brown Brothers Harriman USD 1,271 AUD 1,850 03/18/20 (32)
Brown Brothers Harriman USD 335 EUR 300 03/18/20 (1)
Brown Brothers Harriman USD 1,943 EUR 1,740 03/18/20 (8)
Brown Brothers Harriman USD 2,748 EUR 2,450 03/18/20 (24)
Brown Brothers Harriman AUD 160 USD 110 03/18/20 3
Brown Brothers Harriman AUD 160 USD 111 03/18/20 4
Brown Brothers Harriman EUR 480 USD 538 03/18/20 4
Brown Brothers Harriman EUR 1,090 USD 1,218 03/18/20 5
Brown Brothers Harriman EUR 1,190 USD 1,331 03/18/20 8
Royal Bank of Canada USD 593 AUD 860 03/18/20 (17)
Royal Bank of Canada USD 645 AUD 939 03/18/20 (15)
Royal Bank of Canada USD 574 EUR 520 03/18/20 4
Royal Bank of Canada USD 2,350 EUR 2,104 03/18/20 (10)
Royal Bank of Canada USD 4,251 EUR 3,800 03/18/20 (26)
Royal Bank of Canada AUD 340 USD 235 03/18/20 7
Royal Bank of Canada AUD 865 USD 594 03/18/20 14

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 337
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada AUD 870 USD 602 03/18/20 19
Royal Bank of Canada EUR 260 USD 290 03/18/20 1
Royal Bank of Canada EUR 980 USD 1,094 03/18/20 5
Standard Chartered EUR 140 USD 156 03/18/20 1
State Street USD 118 AUD 170 03/18/20 (4)
State Street AUD 340 USD 235 03/18/20 8
State Street AUD 1,880 USD 1,297 03/18/20 37
State Street EUR 1,160 USD 1,299 03/18/20 9
State Street EUR 4,210 USD 4,703 03/18/20 22
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(12)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 18,963 $ —
$ —
$ 18,963
Austria — 549 —
—
549
Belgium — 687 —
—
687
Brazil 1,098 — —
—
1,098
Canada 20,739 — —
—
20,739
Chile 157 — —
—
157
China 169 5,806 —
—
5,975
Colombia 58 — —
—
58
Denmark — 482 —
—
482
France — 21,999 —
—
21,999
Germany — 1,651 —
—
1,651
Hong Kong — 2,699 —
—
2,699
India — 176 —
—
176
Italy — 14,003 —
—
14,003
Japan — 4,030 —
—
4,030
Mexico 7,528 — —
—
7,528
Netherlands 710 373 —
—
1,083
New Zealand — 2,963 —
—
2,963
Philippines — 3 —
—
3
Portugal — 704 —
—
704
Singapore — 1,004 —
—
1,004
Spain — 15,568 650
—
16,218
Switzerland — 2,444 —
—
2,444
Thailand — 310 —
—
310
United Kingdom 923 7,719 —
—
8,642
United States 92,718 — —
—
92,718
Investments in Other Funds — 425 — — 425
Short-Term Investments — — — 11,448 11,448
Other Securities — — — 668 668
Total Investments 124,100 102,558 650 12,116 239,424

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
338 Global Infrastructure Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Other Financial Instruments
Assets
Futures Contracts 330 — —
—
330
Foreign Currency Exchange Contracts — 184 —
—
18 4
Liabilities
Futures Contracts (260) — —
—
(260)
Foreign Currency Exchange Contracts — (19 6 ) —
—
(19 6 )
Total Other Financial Instruments
*
$ 70 $ (12) $ — $ — $ 5 8
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2020, were less than 1% of net assets.
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
Air Freight & Logistics ...........................................................
111
Airport Services ......................................................................
32,787
Alternative Carriers ................................................................
455
Construction & E ngineering ....................................................
9,341
Diversified ..............................................................................
5,276
Electric Utilities .....................................................................
54,369
Environmental & Facilities Services .......................................
2,901
Gas Utilities ............................................................................
6,785
Healthcare ..............................................................................
229
Highways & Railtracks ...........................................................
32,413
Independent Power Producers & Energy Traders ....................
144
Integrated Telecommunication Services ..................................
1,603
Internet Services & Infrastructure ...........................................
476
IT Consulting & Other Services ..............................................
710
Marine Ports & Services .........................................................
3,524
Multi-Utilities .........................................................................
24,442
Oil & Gas Storage & Transportation ........................................
40,356
Railroads ................................................................................
6,778
Renewable Electricity .............................................................
229
Trucking ..................................................................................
213
Water Utilities .........................................................................
3,741
Investments in Other Funds ....................................................
425
Short-Term Investments ..........................................................
11,448
Other Se curities ......................................................................
668
Total Investments .................................................................... 239,424

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 339
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 96.9%
Australia - 3.3%
BGP Holdings PLC(Æ)(Š) 4,619,419 —
Charter Hall Group - ADR(ö) 325,997 2,761
Cromwell Property Group(ö) 1,064,014 863
Dexus Property Group(Æ)(ö) 85,877 721
Goodman Group(ö) 595,828 5,843
GPT Group (The)(ö) 1,404,186 5,573
Mirvac Group(ö) 4,290,538 9,602
25,363
Austria - 0.3%
CA Immobilien Anlagen AG 45,576 2,010
Belgium - 0.8%
Aedifica (ö) 26,440 3,568
VGP NV 8,083 909
Warehouses De Pauw SCA(Æ) 73,122 2,086
6,563
Canada - 3.0%
Allied Properties Real Estate Investment
Trust(ö) 124,379 5,190
Boardwalk Real Estate Investment
Trust(Ñ)(ö) 129,499 4,621
Canadian Apartment Properties(ö) 142,300 6,085
Granite Real Estate Investment Trust(ö) 96,015 5,188
InterRent Real Estate Investment
Trust(ö) 180,636 2,296
23,380
China - 0.6%
China Overseas Land & Investment, Ltd. 586,000 1,887
GDS Holdings, Ltd. - ADR(Æ)(Ñ) 49,806 2,575
4,462
France - 1.9%
Argan SA(ö) 17,453 1,523
Covivio (ö) 3,122 371
Gecina SA(ö) 38,992 7,375
Klepierre SA - GDR(ö) 160,982 5,483
14,752
Germany - 4.9%
ADO Properties SA(Þ) 2,379 73
Alstria Office REIT-AG(ö) 210,583 4,180
Deutsche Wohnen SE 199,890 8,473
Instone Real Estate Group AG(Æ)(Þ) 63,531 1,646
LEG Immobilien AG 42,698 5,274
TLG Immobilien AG 75,317 2,577
Vonovia SE 280,920 16,051
38,274
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hong Kong - 5.1%
CK Asset Holdings, Ltd. 137,500 878
ESR Cayman, Ltd.(Æ)(Þ) 804,200 1,991
Hang Lung Properties, Ltd. - ADR 119,000 248
Link Real Estate Investment Trust(ö) 847,000 8,540
New World Development Co., Ltd. 9,000,000 11,223
Shimao Property Holdings, Ltd. 499,500 1,613
Sino Land Co., Ltd. 1,962,000 2,669
Sun Hung Kai Properties, Ltd. 432,000 5,988
Swire Properties, Ltd. 1,558,200 4,816
Wharf Real Estate Investment Co., Ltd. 344,000 1,768
39,734
Japan - 11.8%
Activia Properties, Inc.(ö) 2,176 11,559
Daibiru Corp. 117,900 1,457
Daiwa House REIT Investment Corp.(ö) 131 350
Daiwa Office Investment Corp.(ö) 21 169
Frontier Real Estate Investment Corp.(ö) 613 2,560
Global One Real Estate Investment
Corp.(ö) 1,568 2,094
GLP J-REIT(Æ)(ö) 3,110 4,187
Hulic REIT, Inc.(ö) 1,713 3,170
Invincible Investment Corp.(ö) 384 194
Japan Rental Housing Investments, Inc.
(ö) 2,773 2,756
Japan Retail Fund Investment Corp.(ö) 1,374 2,939
Mitsubishi Estate Co., Ltd. 459,800 9,007
Mitsui Fudosan Co., Ltd. 610,600 16,135
Mitsui Fudosan Logistics Park, Inc.(ö) 380 1,841
Mori Hills REIT Investment Corp. Class
A(ö) 2,020 3,384
Mori Trust Hotel REIT, Inc.(ö) 890 1,210
Mori Trust Sogo REIT, Inc.(ö) 1,262 2,314
Nippon Building Fund, Inc.(ö) 515 4,163
Nippon Prologis REIT, Inc.(Æ)(ö) 172 493
Nippon REIT Investment Corp.(ö) 490 2,294
Nomura Real Estate Master Fund, Inc.(ö) 1,789 3,147
Orix JREIT, Inc.(ö) 218 460
Premier Investment Corp.(ö) 904 1,336
Sumitomo Realty & Development Co.,
Ltd. 261,100 9,625
Tokyo Tatemono Co., Ltd. 16,900 272
Tokyu Fudosan Holdings Corp. 399,400 2,820
XYMAX REIT Investment Corp.(ö) 995 1,274
91,210
Netherlands - 1.5%
InterXion Holding NV(Æ) 117,164 10,197

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
340 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Unibail - Rodamco -Westfield(ö) 8,079 1,096
11,293
Norway - 0.4%
Entra ASA(Þ) 183,941 3,128
Singapore - 3.2%
CapitaLand Mall Trust Class A(Æ)(ö) 460,000 845
CapitaLand, Ltd. 2,148,000 5,655
City Developments, Ltd. 670,200 5,104
Frasers Centrepoint Trust(ö) 885,200 1,864
Keppel DC REIT(ö) 1,382,000 2,287
Mapletree Commercial Trust(ö) 86,700 149
Mapletree Industrial Trust(ö) 790,400 1,606
Mapletree Logistics Trust(ö) 3,762,000 5,069
Parkway Life Real Estate Investment
Trust(Æ)(ö) 1,001,900 2,621
25,200
Spain - 0.8%
Arima Real Estate Socimi SA(Æ)(ö) 72,605 934
Inmobiliaria Colonial Socimi SA(ö) 111,098 1,489
Merlin Properties Socimi SA(ö) 239,780 3,401
5,824
Sweden - 2.1%
Castellum AB 246,327 6,046
Catena AB 30,937 1,339
Fabege AB 251,991 4,318
Fastighets AB Balder Class B(Æ) 94,668 4,491
16,194
Switzerland - 0.6%
Swiss Prime Site AG Class A(Æ) 40,770 4,981
United Kingdom - 5.2%
Assura PLC(ö) 2,062,655 2,122
Big Yellow Group PLC(ö) 125,529 1,957
British Land Co. PLC (The)(ö) 401,089 2,946
Derwent London PLC(ö) 54,939 2,969
Grainger PLC 504,215 1,972
Great Portland Estates PLC(ö) 320,954 3,953
Intu Properties PLC Class H(Æ)(ö) 486,620 109
Land Securities Group PLC(ö) 311,540 3,840
LondonMetric Property PLC(ö) 598,849 1,800
PRS REIT PLC (The)(ö) 1,051,658 1,270
Safestore Holdings PLC(ö) 112,018 1,191
Segro PLC(ö) 710,555 8,566
Tritax EuroBox PLC(Þ) 802,934 956
UNITE Group PLC (The)(ö) 293,930 4,948
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Urban & Civic PLC 388,240 1,859
40,458
United States - 51.4%
Agree Realty Corp.(ö) 90,239 6,852
Alexandria Real Estate Equities, Inc.(ö) 62,792 10,248
American Campus Communities, Inc.(ö) 9,700 445
American Tower Corp.(ö) 19,334 4,480
Americold Realty Trust(Ñ)(ö) 260,159 8,968
Apartment Investment & Management
Co. Class A(ö) 124,398 6,557
Boyd Gaming Corp. 136,875 4,086
Brixmor Property Group, Inc.(ö) 243,962 4,869
Columbia Property Trust, Inc.(ö) 107,186 2,262
CoreSite Realty Corp. Class A(ö) 4,462 524
Cousins Properties, Inc.(ö) 112,003 4,584
CubeSmart (ö) 13,274 420
CyrusOne , Inc.(ö) 48,044 2,923
Digital Realty Trust, Inc.(ö) 27,270 3,354
Douglas Emmett, Inc.(ö) 113,362 4,705
EastGroup Properties, Inc.(ö) 28,259 3,845
Empire State Realty Trust, Inc. Class
A(ö) 189,468 2,569
Equinix , Inc.(Æ)(ö) 13,739 8,102
Equity LifeStyle Properties, Inc. Class
A(ö) 126,366 9,193
Equity Residential(ö) 202,860 16,854
Essential Properties Realty Trust, Inc.(ö) 173,456 4,789
Essex Property Trust, Inc.(ö) 45,076 13,963
Extra Space Storage, Inc.(ö) 146,100 16,170
Healthcare Trust of America, Inc. Class
A(ö) 99,923 3,201
Healthpeak Properties, Inc.(ö) 319,898 11,513
Highwoods Properties, Inc.(ö) 34,309 1,719
Hilton Worldwide Holdings, Inc. 27,575 2,973
Host Hotels & Resorts, Inc.(ö) 225,975 3,692
Invitation Homes, Inc.(ö) 519,194 16,339
JBG Smith Properties(ö) 7,710 313
Jones Lang LaSalle, Inc. 17,701 3,006
Kilroy Realty Corp.(ö) 172,214 14,220
Kimco Realty Corp.(ö) 637,322 12,141
Liberty Property Trust(ö) 8,535 535
Life Storage, Inc.(Æ)(ö) 52,716 5,966
Macerich Co. (The)(Ñ)(ö) 9,733 217
Medical Properties Trust, Inc.(ö) 544,793 12,067
Mid-America Apartment Communities,
Inc.(ö) 66,363 9,106
Omega Healthcare Investors, Inc.(ö) 15,241 639
Paramount Group, Inc.(ö) 19,408 273
Park Hotels & Resorts, Inc.(ö) 197,880 4,341

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 341
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Pebblebrook Hotel Trust(ö) 10,088 239
Physicians Realty Trust(ö) 17,300 335
Prologis, Inc.(ö) 383,777 35,646
Public Storage(ö) 28,269 6,325
Realty Income Corp.(ö) 150,431 11,795
Regency Centers Corp.(ö) 107,603 6,676
Rexford Industrial Realty, Inc.(ö) 142,513 6,868
Ryman Hospitality Properties, Inc.(ö) 50,988 4,336
Sabra Health Care REIT, Inc.(ö) 21,059 453
SBA Communications Corp.(ö) 1,709 426
Simon Property Group, Inc.(ö) 105,999 14,114
SITE Centers Corp.(ö) 116,312 1,478
STORE Capital Corp.(ö) 185,430 7,278
Sun Communities, Inc.(ö) 27,876 4,521
Taubman Centers, Inc.(ö) 35,479 937
UDR, Inc.(ö) 246,702 11,819
Ventas, Inc.(ö) 41,522 2,402
VEREIT, Inc.(ö) 606,061 5,915
VICI Properties, Inc.(Ñ)(ö) 198,092 5,309
Weingarten Realty Investors(ö) 105,452 3,069
Welltower , Inc.(ö) 268,323 22,784
Weyerhaeuser Co.(ö) 99,690 2,886
398,634
Total Common Stocks
(cost $580,182) 751,460
Short-Term Investments - 2.7%
United States - 2.7%
U.S. Cash Management Fund (@) 20,887,165 (∞) 20,896
Total Short-Term Investments
(cost $20,894) 20,896
Other Securities - 2.7%
U.S. Cash Collateral Fund(×)(@)
20,823,894
(∞) 20,824
Total Other Securities
(cost $20,824) 20,824
Total Investments 102.3%
(identified cost $621,900) 793,180
Other Assets and Liabilities, Net
- (2.3%)
(18,042)
Net Assets - 100.0%
775,138

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
342 Global Real Estate Securities Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.0%
ADO Properties SA 01/22/16 EUR 2,379 27 .11 64
73
Entra ASA 10/19/15 NOK 183,941 10 .03 1,845
3,128
ESR Cayman, Ltd. 11/12/19 HKD 804,200 2 .16 1,735
1,991
Instone Real Estate Group AG 03/28/19 EUR 63,531 23 .67 1,503
1,646
Tritax EuroBox PLC 07/04/18 GBP 802,934 1 .37 1,097
956
7,794
For a description of restricted securities see note 7 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 339 USD 12,611 03/20
587
FTSE/EPRA Europe Index Futures 151 EUR 3,799 03/20
159
Hang Seng Index Futures 8 HKD 10,493 02/20
(88)
MSCI Singapore Index Futures 26 SGD 947 02/20
(8)
S&P/TSX 60 Index Futures 4 CAD 825 03/20
9
SPI 200 Index Futures 7 AUD 1,217 03/20
23
TOPIX Index Futures 17 JPY 285,430 03/20
(96)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
586
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 229 AUD 333 03/18/20 (6)
Bank of Montreal USD 193 CAD 255 03/18/20 —
Bank of Montreal USD 1,075 EUR 963 03/18/20 (4)
Bank of Montreal USD 709 HKD 5,544 03/18/20 4
Bank of Montreal USD 1,019 JPY 110,080 03/18/20 (1)
Bank of Montreal USD 245 SGD 333 03/18/20 (1)
Bank of New York AUD 170 USD 116 03/18/20 2
Bank of New York EUR 400 USD 443 03/18/20 (2)
Bank of New York HKD 1,400 USD 180 03/18/20 —
Bank of New York JPY 34,580 USD 317 03/18/20 (3)
Brown Brothers Harriman USD 347 AUD 500 03/18/20 (12)
Brown Brothers Harriman USD 1,161 AUD 1,690 03/18/20 (29)
Brown Brothers Harriman USD 304 CAD 400 03/18/20 (2)
Brown Brothers Harriman USD 920 CAD 1,210 03/18/20 (6)
Brown Brothers Harriman USD 792 EUR 710 03/18/20 (2)
Brown Brothers Harriman USD 4,722 EUR 4,210 03/18/20 (41)
Brown Brothers Harriman USD 545 HKD 4,250 03/18/20 2
Brown Brothers Harriman USD 1,785 HKD 13,910 03/18/20 5
Brown Brothers Harriman USD 636 JPY 69,190 03/18/20 4
Brown Brothers Harriman USD 3,523 JPY 383,510 03/18/20 24
Brown Brothers Harriman USD 170 SGD 230 03/18/20 (1)
Brown Brothers Harriman USD 761 SGD 1,030 03/18/20 (6)
Brown Brothers Harriman AUD 180 USD 123 03/18/20 3
Brown Brothers Harriman AUD 340 USD 233 03/18/20 5

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 343
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Brown Brothers Harriman CAD 200 USD 152 03/18/20 1
Brown Brothers Harriman CAD 200 USD 153 03/18/20 2
Brown Brothers Harriman CAD 210 USD 159 03/18/20 1
Brown Brothers Harriman EUR 270 USD 301 03/18/20 —
Brown Brothers Harriman EUR 380 USD 426 03/18/20 3
Brown Brothers Harriman EUR 430 USD 478 03/18/20 —
Brown Brothers Harriman HKD 1,320 USD 169 03/18/20 (1)
Brown Brothers Harriman HKD 2,650 USD 338 03/18/20 (3)
Brown Brothers Harriman JPY 34,500 USD 320 03/18/20 1
Brown Brothers Harriman JPY 34,960 USD 324 03/18/20 1
Brown Brothers Harriman JPY 51,950 USD 474 03/18/20 (6)
Brown Brothers Harriman SGD 180 USD 133 03/18/20 1
Brown Brothers Harriman SGD 190 USD 141 03/18/20 2
Citigroup USD 229 AUD 333 03/18/20 (6)
Citigroup USD 193 CAD 255 03/18/20 (1)
Citigroup USD 1,075 EUR 963 03/18/20 (4)
Citigroup USD 709 HKD 5,544 03/18/20 4
Citigroup USD 1,019 JPY 110,080 03/18/20 (1)
Citigroup USD 245 SGD 333 03/18/20 (1)
Royal Bank of Canada USD 229 AUD 333 03/18/20 (5)
Royal Bank of Canada USD 193 CAD 255 03/18/20 —
Royal Bank of Canada USD 1,076 EUR 963 03/18/20 (5)
Royal Bank of Canada USD 709 HKD 5,544 03/18/20 4
Royal Bank of Canada USD 1,019 JPY 110,080 03/18/20 (1)
Royal Bank of Canada USD 245 SGD 333 03/18/20 (1)
Royal Bank of Canada AUD 170 USD 118 03/18/20 4
Royal Bank of Canada AUD 170 USD 117 03/18/20 3
Royal Bank of Canada AUD 340 USD 235 03/18/20 7
Royal Bank of Canada AUD 340 USD 238 03/18/20 11
Royal Bank of Canada AUD 500 USD 346 03/18/20 10
Royal Bank of Canada CAD 210 USD 161 03/18/20 2
Royal Bank of Canada CAD 400 USD 305 03/18/20 3
Royal Bank of Canada EUR 250 USD 280 03/18/20 2
Royal Bank of Canada EUR 330 USD 364 03/18/20 (3)
Royal Bank of Canada EUR 420 USD 470 03/18/20 3
Royal Bank of Canada EUR 430 USD 481 03/18/20 3
Royal Bank of Canada EUR 490 USD 552 03/18/20 7
Royal Bank of Canada EUR 1,090 USD 1,214 03/18/20 2
Royal Bank of Canada HKD 1,420 USD 183 03/18/20 —
Royal Bank of Canada HKD 1,440 USD 185 03/18/20 —
Royal Bank of Canada HKD 2,790 USD 358 03/18/20 (1)
Royal Bank of Canada HKD 2,830 USD 363 03/18/20 (1)
Royal Bank of Canada HKD 4,170 USD 534 03/18/20 (2)
Royal Bank of Canada JPY 16,970 USD 156 03/18/20 (1)
Royal Bank of Canada JPY 17,380 USD 160 03/18/20 (1)
Royal Bank of Canada JPY 33,800 USD 313 03/18/20 —
Royal Bank of Canada JPY 51,770 USD 477 03/18/20 (1)
Royal Bank of Canada JPY 52,020 USD 478 03/18/20 (3)
Royal Bank of Canada JPY 86,700 USD 796 03/18/20 (7)
Royal Bank of Canada SGD 140 USD 103 03/18/20 —
Royal Bank of Canada SGD 150 USD 111 03/18/20 1
Royal Bank of Canada SGD 150 USD 111 03/18/20 1
Royal Bank of Canada SGD 300 USD 222 03/18/20 2
Standard Chartered CAD 200 USD 151 03/18/20 —
State Street AUD 180 USD 121 03/18/20 —
State Street CAD 200 USD 154 03/18/20 4
State Street EUR 480 USD 534 03/18/20 —
State Street HKD 1,340 USD 172 03/18/20 —

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
344 Global Real Estate Securities Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street JPY 50,570 USD 468 03/18/20 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(37)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 25,363 $ —
$ —
$ 25,363
Austria — 2,010 —
—
2,010
Belgium — 6,563 —
—
6,563
Canada 23,380 — —
—
23,380
China 2,575 1,887 —
—
4,462
France — 14,752 —
—
14,752
Germany — 38,274 —
—
38,274
Hong Kong — 39,734 —
—
39,734
Japan — 91,210 —
—
91,210
Netherlands 10,197 1,096 —
—
11,293
Norway — 3,128 —
—
3,128
Singapore — 25,200 —
—
25,200
Spain — 5,824 —
—
5,824
Sweden — 16,194 —
—
16,194
Switzerland — 4,981 —
—
4,981
United Kingdom — 40,458 —
—
40,458
United States 398,634 — —
—
398,634
Short-Term Investments — — — 20,896 20,896
Other Securities — — — 20,824 20,824
Total Investments 434,786 316,674 — 41,720 793,180
Other Financial Instruments
Assets
Futures Contracts 778 — —
—
778
Foreign Currency Exchange Contracts — 134 —
—
134
Liabilities
Futures Contracts (192) — —
—
(192)
Foreign Currency Exchange Contracts — (171) —
—
(171)
Total Other Financial Instruments
*
$ 586 $ (37) $ — $ — $ 54 9
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 345
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2020, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Data Centers ...........................................................................
2,575
Diversified ..............................................................................
249,389
Healthcare ..............................................................................
58,136
Industrial ................................................................................
82,833
Lodging/Resorts ......................................................................
16,985
Office ......................................................................................
85,282
Residential ..............................................................................
143,163
Re tail ......................................................................................
81,067
Self Storage .............................................................................
32,030
Short-Term Investments ..........................................................
20,896
Other Securities ......................................................................
20,824
Total Investments .................................................................... 793,180

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
346 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 33.0%
Corporate Bonds and Notes - 8.3%
AMAG Pharmaceuticals, Inc.
3.250% due 06/01/22
493
412
American International Group, Inc.
8.175% due 05/15/58 (Ê)
415
579
Series A-9
5.750% due 04/01/48 (Ê)
273
309
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22
690
693
Apollo Management Holdings, LP
4.950% due 01/14/50 (Ê)(Þ)
122
125
Arbor Realty Trust, Inc.
4.750% due 11/01/22
1,954
1,955
Ares Capital Corp.
4.625% due 03/01/24
427
453
Assurant, Inc.
7.000% due 03/27/48 (Ê)
405
458
Avaya Holdings Corp.
2.250% due 06/15/23
703
635
AXIS Specialty Finance LLC
4.900% due 01/15/40 (Ê)
255
264
Bank of America Corp.
Series AA
6.100% due 12/31/49 (Ê)(ƒ)
430
482
Series FF
5.875% due 12/31/99 (Ê)(ƒ)
674
754
Series MM
4.300% due 12/31/99 (Ê)(ƒ)
27
27
Series X
6.250% due 09/29/49 (Ê)(ƒ)
460
512
Series Z
6.500% due 12/31/49 (Ê)(ƒ)
173
195
Boingo Wireless, Inc.
1.000% due 10/01/23
1,017
912
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47
415
399
Citigroup, Inc.
5.900% due 12/29/49 (Ê)(ƒ)
280
299
Series P
5.950% due 12/31/49 (Ê)(ƒ)
295
322
Series T
6.250% due 12/29/49 (Ê)(ƒ)(Ñ)
560
639
Series U
5.000% due 12/31/99 (Ê)(ƒ)
145
152
Series V
4.700% due 12/31/99 (Ê)(ƒ)
170
173
CoBank ACB
Series I
6.250% due 12/29/49 (Ê)(ƒ)
330
365
Dermira, Inc.
3.000% due 05/15/22
493
501
DISH Network Corp.
2.375% due 03/15/24
1,997
1,835
Dominion Energy, Inc.
Series B
4.650% due 12/31/99 (Ê)(ƒ)
330
342
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ)
300
410
Duke Energy Corp.
4.875% due 12/31/99 (Ê)(ƒ)
455
483
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dycom Industries, Inc.
0.750% due 09/15/21
1,582
1,526
Encore Capital Group, Inc.
2.875% due 03/15/21
1,271
1,254
Energy Transfer Partners, LP
Series G
7.125% due 12/31/99 (Ê)(ƒ)
240
245
Exantas Capital Corp.
4.500% due 08/15/22
1,242
1,307
EZCorp, Inc.
2.375% due 05/01/25
774
625
FireEye, Inc.
Series A
1.000% due 06/01/35 (Ñ)
363
361
Series B
1.625% due 06/01/35
1,725
1,667
First Union Capital II
Series A
7.950% due 11/15/29
114
159
Flexion Therapeutics, Inc.
3.375% due 05/01/24
352
356
Fortive Corp.
0.875% due 02/15/22 (Þ)
902
908
General Electric Co.
Series D
5.000% due 12/29/49 (Ê)(ƒ)
989
978
Goldman Sachs BDC, Inc.
4.500% due 04/01/22
1,406
1,448
Goldman Sachs Group, Inc. (The)
Series Q
5.500% due 12/31/99 (Ê)(ƒ)(Ñ)
250
269
Series R
4.950% due 12/31/99 (Ê)(ƒ)
145
152
Granite Point Mortgage Trust, Inc.
5.625% due 12/01/22 (Þ)
1,166
1,181
Green Plains, Inc.
4.125% due 09/01/22
1,021
920
Greenbrier Cos., Inc.
2.875% due 02/01/24
1,717
1,582
HCI Group, Inc.
4.250% due 03/01/37
391
397
Helix Energy Solutions Group, Inc.
4.250% due 05/01/22
282
291
Hercules Capital, Inc.
4.375% due 02/01/22
1,554
1,595
High Ridge Brands Co.
8.875% due 03/15/25 (Ø)(Š)(Þ)
1,640
—
Hope Bancorp, Inc.
2.000% due 05/15/38
1,901
1,781
Insmed, Inc.
1.750% due 01/15/25
352
331
Intercept Pharmaceuticals, Inc.
3.250% due 07/01/23
387
370
Invacare Corp.
5.000% due 02/15/21
140
130
JPMorgan Chase & Co.
Series FF
5.000% due 12/31/99 (Ê)(ƒ)
308
322
Series HH
4.600% due 12/31/99 (Ê)(ƒ)
400
408
Series S
6.750% due 01/29/49 (Ê)(ƒ)
330
372

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 347
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series X
6.100% due 12/31/49 (Ê)(ƒ)
550
607
KKR Real Estate Finance Trust, Inc.
6.125% due 05/15/23
1,512
1,590
Land O'Lakes, Inc.
Series 144a
7.250% due 12/31/99 (ƒ)(Þ)
185
175
Ligand Pharmaceuticals, Inc.
0.750% due 05/15/23
1,597
1,378
Macquarie Infrastructure Corp.
2.000% due 10/01/23
1,888
1,810
MetLife Capital Trust IV
7.875% due 12/15/37 (Þ)
700
952
MetLife, Inc.
9.250% due 04/08/38 (Þ)
550
828
10.750% due 08/01/39
396
663
Series D
5.875% due 12/31/99 (Ê)(ƒ)
143
162
Nabors Industries, Inc.
0.750% due 01/15/24
1,939
1,339
New Mountain Finance Corp.
5.750% due 08/15/23
593
629
New York Mortgage Trust, Inc.
6.250% due 01/15/22
1,391
1,424
Newpark Resources, Inc.
4.000% due 12/01/21
316
313
NextEra Energy Capital Holdings, Inc.
5.650% due 05/01/79 (Ê)
260
291
Nuance Communications, Inc.
2.750% due 11/01/31
1,049
1,028
1.000% due 12/15/35
292
302
Oil States International, Inc.
1.500% due 02/15/23
1,478
1,203
One Call Corp.
Series 144@
7.500% due 07/01/24 (Š)(Þ)
8,019
7,691
Patrick Industries, Inc.
1.000% due 02/01/23
999
957
PDC Energy, Inc.
1.125% due 09/15/21 (Ñ)
1,437
1,358
Pluralsight, Inc.
0.375% due 03/01/24 (Þ)
346
311
Prudential Financial, Inc.
5.625% due 06/15/43 (Ê)
941
1,018
Series XW7
5.200% due 03/15/44 (Ê)
360
384
Rackspace Hosting, Inc.
8.625% due 11/15/24 (Þ)
181
179
Radius Health, Inc.
3.000% due 09/01/24
138
115
Redfin Corp.
1.750% due 07/15/23
232
249
RWT Holdings, Inc.
5.750% due 10/01/25
922
964
SEACOR Holdings, Inc.
3.000% due 11/15/28
775
764
SM Energy Co.
1.500% due 07/01/21
1,241
1,187
Southern California Edison Co.
Series E
6.250% due 08/29/49 (Ê)(ƒ)
156
162
SunPower Corp.
4.000% due 01/15/23
157
139
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Synaptics, Inc.
0.500% due 06/15/22
225
252
Teva Pharmaceutical Industries, Ltd.
Series C
0.250% due 02/01/26
1,216
1,162
Tilray, Inc.
5.000% due 10/01/23
398
229
TimkenSteel Corp.
6.000% due 06/01/21
422
420
Truist Financial Corp.
Series M
5.125% due 12/31/99 (Ê)(ƒ)
500
526
Series N
4.800% due 12/31/99 (Ê)(ƒ)(Ñ)
500
516
Tutor Perini Corp.
2.875% due 06/15/21 (Ñ)
352
336
Twitter, Inc.
1.000% due 09/15/21
1,889
1,845
Two Harbors Investment Corp.
6.250% due 01/15/22
1,848
1,931
Veeco Instruments, Inc.
2.700% due 01/15/23
1,761
1,643
Vishay Intertechnology, Inc.
2.250% due 06/15/25
566
562
Vonage Holdings Corp.
1.750% due 06/01/24 (Þ)
489
464
Voya Financial, Inc.
5.650% due 05/15/53 (Ê)
500
531
Wells Fargo & Co.
5.950% due 12/15/36
455
587
Series K
5.664% due 05/12/28 (Ê)(ƒ)
404
407
Series U
5.875% due 12/31/49 (Ê)(ƒ)
251
284
Western Asset Mortgage Capital Corp.
6.750% due 10/01/22
1,096
1,118
Western Digital Corp.
1.500% due 02/01/24 (Þ)
528
529
Zillow Group, Inc.
1.500% due 07/01/23
1,466
1,435
80,569
International Debt - 4.3%
Albea Beauty Holdings SA Term Loan
B2
4.907% due 04/12/24 (Ê)
354
351
ams AG
0.875% due 09/28/22
2,000
1,791
Aphria, Inc.
5.250% due 06/01/24
355
257
Argentum 47, Inc.
5.125% due 06/01/48 (Ê)
200
223
Arterra Wines Canada, Inc. 1st Lien
Term Loan B1
4.653% due 12/15/23 (Ê)
271
270
AXA SA
8.600% due 12/15/30
190
282
6.379% due 06/01/40 (Ê)(ƒ)(Þ)
600
795
Banco Bilbao Vizcaya Argentaria, SA
Series 9
6.500% due 12/31/99 (Ê)(ƒ)
200
213
Bank of China (Hong Kong), Ltd.
5.900% due 12/31/99 (Ê)(ƒ)(Þ)
800
868
Barclays PLC

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
348 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.875% due 12/31/49 (Ê)(ƒ)
400
433
BHP Billiton Finance USA, Ltd.
6.750% due 10/19/75 (Ê)(Þ)
650
764
BNP Paribas SA
7.625% due 12/29/49 (Ê)(ƒ)(Þ)
200
211
7.195% due 12/31/49 (Ê)(ƒ)(Þ)
300
338
Series 144a
7.375% due 12/31/49 (Ê)(ƒ)(Þ)
500
581
Borr Drilling, Ltd.
3.875% due 05/23/23
200
159
Credit Agricole SA
7.875% due 12/29/49 (Ê)(ƒ)(Þ)
200
228
8.125% due 12/29/49 (Ê)(ƒ)(Þ)
600
728
6.875% due 12/31/99 (Ê)(ƒ)(Þ)
200
221
Credit Suisse Group AG
7.125% due 12/29/49 (Ê)(ƒ)
200
216
6.375% due 12/31/99 (Ê)(ƒ)(Þ)
500
554
7.250% due 12/31/99 (Ê)(ƒ)(Þ)
200
227
Series 144a
7.500% due 12/31/99 (Ê)(ƒ)(Þ)
800
881
Dai-ichi Life Insurance Co., Ltd. (The)
5.100% due 06/13/22 (Ê)(ƒ)(Þ)
300
329
4.000% due 12/29/49 (Ê)(ƒ)(Þ)
200
210
7.250% due 12/29/49 (Ê)(ƒ)(Þ)
450
480
Delta 2 (LUX ) Sarl Term Loan B
4.145% due 02/01/24 (Ê)
850
848
Diamond (BC) BV 1st Lien Term Loan
4.777% due 09/06/24 (Ê)
401
389
DNB Bank ASA
6.500% due 09/22/22 (Ê)(ƒ)
200
213
Electricite de France SA
5.625% due 12/29/49 (Ê)(ƒ)(Þ)
500
526
Emera, Inc.
Series 16-A
6.750% due 06/15/76 (Ê)
752
865
Enbridge, Inc.
6.250% due 03/01/78 (Ê)
478
522
Series 16-A
6.000% due 01/15/77 (Ê)
477
510
Enel SpA
8.750% due 09/24/73 (Ê)(Þ)
450
531
Froneri, Ltd. Term Loan
0.000% due 01/31/27 (~)(Ê)(v)
150
150
Fukoku Mutual Life Insurance Co.
6.500% due 09/29/49 (Ê)(ƒ)
450
503
Gateway Casinos & Entertainment, Ltd.
Term Loan B1
4.945% due 03/13/25 (Ê)
284
285
GE Capital International Funding Co.
Unlimited Co.
Series WI
4.418% due 11/15/35
200
225
GFL Environmental, Inc. 1st Lien Term
Loan B
4.645% due 05/31/25 (Ê)
495
493
Ghana Government International Bond
Series REGS
7.875% due 08/07/23
25
28
Golar LNG, Ltd.
2.750% due 02/15/22
704
606
Hanwha Life Insurance Co., Ltd.
4.700% due 04/23/48 (Ê)(ƒ)(Þ)
200
204
HSBC Capital Funding, LP
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
10.176% due 12/29/49 (Ê)(ƒ)(Þ)
325
536
HSBC Holdings PLC
6.875% due 12/29/49 (Ê)(ƒ)
200
210
6.500% due 12/31/99 (Ê)(ƒ)
400
446
I-Logic Technologies Bidco, Ltd. 1st
Lien Term Loan
4.395% due 12/31/24 (Ê)
556
549
ING Groep NV
5.750% due 12/31/99 (Ê)(ƒ)
200
214
ION Trading Technologies Sarl 1st Lien
Term Loan B
6.064% due 11/21/24 (Ê)
792
767
Itau Unibanco Holding SA
4.500% due 11/21/29 (Ê)(Þ)
200
205
Jazz Investments I Ltd.
1.875% due 08/15/21
560
569
Kazakhstan Government International
Bond
Series REGS
3.875% due 10/14/24
140
151
LCM XVIII, LP
Series 2018-18A Class ER
7.769% due 04/20/31 (Ê)(Þ)
500
473
Lloyds Banking Group PLC
7.500% due 04/30/49 (Ê)(ƒ)
400
448
7.500% due 12/31/99 (Ê)(ƒ)
300
343
Mallinckrodt International Finance SA
1st Lien Term Loan B
4.695% due 09/24/24 (Ê)
416
348
Marble Point CLO XII, Ltd.
Series 2018-1A Class E
7.843% due 07/16/31 (Ê)(Þ)
700
616
Meiji Yasuda Life Insurance Co.
5.200% due 10/20/45 (Ê)(Þ)
200
223
Mitsui Sumitomo Insurance Co., Ltd.
4.950% due 12/31/99 (Ê)(ƒ)(Þ)
800
899
Nippon Life Insurance Co.
5.000% due 10/18/42 (Ê)(Þ)
205
217
5.100% due 10/16/44 (Ê)(Þ)
300
329
4.700% due 01/20/46 (Ê)(Þ)
300
330
3.400% due 01/23/50 (Ê)(Þ)
200
203
Phoenix Group Holdings PLC
5.625% due 12/31/99 (Ê)(ƒ)
200
208
QBE Insurance Group, Ltd.
6.750% due 12/02/44 (Ê)
300
337
5.875% due 06/17/46 (~)(Ê)
406
447
Royal Bank of Scotland Group PLC
8.000% due 12/29/49 (Ê)(ƒ)(Ñ)
200
233
7.648% due 12/31/49 (Ê)(ƒ)
410
593
Ship Finance International, Ltd.
5.750% due 10/15/21
1,116
1,151
Silver Standard Resources, Inc.
2.875% due 02/01/33
316
321
Skandinaviska Enskilda Banken AB
5.125% due 12/31/99 (Ê)(ƒ)
200
205
Societe Generale SA
7.875% due 04/02/31 (Ê)(ƒ)(Þ)
200
226
7.375% due 12/29/49 (Ê)(ƒ)(Þ)
200
213
Solvay Acetow Gmbh Term Loan
7.421% due 05/31/23 (Ê)
356
320
Sompo Japan Insurance, Inc.
5.325% due 03/28/73 (Ê)(Þ)
200
214
Sophos Group PLC Term Loan
0.000% due 10/14/26 (~)(Ê)(v)
322
322

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 349
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sound Point CLO III-R, Ltd.
Series 2018-2RA Class E
8.436% due 04/15/29 (Ê)(Þ)
500
444
Sound Point CLO XIX, Ltd.
Series 2018-1A Class E
7.481% due 04/15/31 (Ê)(Þ)
700
609
Standard Chartered PLC
7.500% due 12/29/49 (Ê)(ƒ)(Þ)
200
214
7.750% due 12/29/49 (Ê)(ƒ)(Þ)
200
221
Steele Creek CLO, Ltd.
Series 2018-1A Class E
7.581% due 04/15/31 (Ê)(Þ)
1,125
950
Sumitomo Life Insurance Co.
6.500% due 09/20/73 (Ê)(Þ)
200
225
Svenska Handelsbanken AB
6.250% due 12/31/99 (Ê)(ƒ)
200
218
Swiss Re Finance (Luxembourg) SA
5.000% due 04/02/49 (Ê)(Ñ)(Þ)
400
455
4.250% due 12/31/99 (Ê)(ƒ)
400
411
Trader Corp. Term Loan B
4.660% due 09/28/23 (Ê)
669
665
TransCanada Trust
5.625% due 05/20/75 (Ê)
203
214
5.500% due 09/15/79 (Ê)
760
820
Series 16-A
5.875% due 08/15/76 (Ê)
938
1,018
Travelport Finance Luxembourg Sarl
Term Loan
6.945% due 05/29/26 (Ê)
249
224
Trinitas CLO VIII, Ltd.
Series 2018-8A Class E
8.492% due 07/20/31 (Ê)(Þ)
250
228
Trinitas CLO X, Ltd.
Series 2019-10A Class E
8.731% due 04/15/32 (Ê)(Þ)
550
542
UBS Group Funding Switzerland AG
6.875% due 12/29/49 (Ê)(ƒ)
200
224
7.125% due 12/29/49 (Ê)(ƒ)
200
211
7.000% due 12/31/99 (Ê)(ƒ)(Þ)
400
440
VIVAT NV
6.250% due 12/31/99 (Ê)(ƒ)
400
409
Vodafone Group PLC
7.000% due 04/04/79 (Ê)
410
483
Weibo Corp.
1.250% due 11/15/22
844
803
ZAIS CLO 11, Ltd.
Series 2018-11A Class E
8.579% due 01/20/32 (Ê)(Þ)
750
630
Ziggo Secured Finance BV Term Loan I
4.176% due 04/15/28 (~)(Ê)
300
300
42,332
Loan Agreements - 4.6%
ABG Intermediate Holdings 2 LLC 1st
Lien Term Loan B
5.145% due 09/29/24 (Ê)
663
664
Advanced Integration Technology, LP 1st
Lien Term Loan B1
6.395% due 04/03/23 (Ê)
422
418
AgroFresh, Inc. Term Loan B
6.395% due 07/31/21 (Ê)
733
681
AGS LLC 1st Lien Term Loan B
5.145% due 02/15/24 (Ê)
547
547
Air Methods Corp. Term Loan B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.445% due 04/13/24 (Ê)
499
428
Almonde, Inc. 1st Lien Term Loan B
5.277% due 06/16/24 (Ê)
285
282
Alphabet Holding Co., Inc. 1st Lien
Term Loan
5.145% due 08/15/24 (Ê)
428
407
Alvogen Group, Inc. 1st Lien Term
Loan B
6.400% due 04/02/22 (Ê)
701
616
American Airlines, Inc. Term Loan
0.000% due 10/10/21 (~)(Ê)(v)
285
281
Amneal Pharmaceuticals LLC 1st Lien
Term Loan B
5.188% due 05/04/25 (Ê)
369
337
Anastasia Parent LLC 1st Lien Term
Loan B
5.395% due 08/10/25 (Ê)
593
476
AP Exhaust Acquisition LLC 2019 Term
Loan A1
6.901% due 05/10/25 (Ê)
269
243
AP Exhaust Acquisition LLC 2019 Term
Loan B
6.901% due 05/10/24 (Ê)
481
208
AppLovin Corp. 1st Lien Term Loan B
5.145% due 08/15/25 (Ê)
595
596
Aretec Group, Inc. 1st Lien Term Loan
5.895% due 10/01/25 (Ê)
297
295
Ascend Learning LLC Term Loan B
4.645% due 07/12/24 (Ê)
277
279
AssuredPartners, Inc. 1st Lien Term
Loan B
5.145% due 10/22/24 (Ê)
506
505
Blount International, Inc. 1st Lien Term
Loan B
5.395% due 04/12/23 (Ê)
359
361
Boxer Parent Co., Inc. 1st Lien Term
Loan B
5.895% due 10/02/25 (Ê)
428
421
BroadStreet Partners, Inc. Term Loan B
0.000% due 01/21/27 (~)(Ê)(v)
150
151
Brookfield WEC Holdings, Inc. Term
Loan
4.645% due 08/01/25 (Ê)
498
499
Caesars Entertainment Operating Co.
LLC 1st Lien Term Loan B
3.645% due 10/06/24 (Ê)
299
300
Cambium Learning Group, Inc. Term
Loan
0.000% due 12/18/25 (Ê)(v)
275
272
Carestream Health, Inc. Term Loan
7.645% due 02/28/21 (Ê)
570
560
Castle US Holding Corp. Term Loan B
0.000% due 01/23/27 (~)(Ê)(v)
550
545
CenturyLink, Inc. Term Loan B
0.000% due 03/15/27 (~)(Ê)(v)
300
300
Change Healthcare Holdings LLC 1st
Lien Term Loan B
4.145% due 03/01/24 (Ê)
397
397
Charming Charlie, Inc. Converted Term
Loan A
0.000% due 04/24/23 (~)(Ê)(Š)(v)
109
—
Charming Charlie, Inc. Converted Term
Loan B
0.000% due 04/24/23 (~)(Ê)(Š)(v)
138
—
Charming Charlie, Inc. Delayed Draw
Term Loan

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
350 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
22.000% due 05/28/22 (~)(Ê)(Š)
28
20
Charming Charlie, Inc. Term Loan
22.000% due 10/02/23 (~)(Ê)(Š)
5
4
CHG PPC Parent LLC Term Loan B
4.395% due 03/30/25 (Ê)
369
371
Clear Channel Outdoor Holdings, Inc.
Term Loan B
5.145% due 08/21/26 (Ê)
249
250
Constellis Holdings LLC 1st Lien Term
Loan
6.782% due 04/18/24 (Ê)
712
153
8.750% due 04/18/24 (Ê)
2
—
Constellis Holdings LLC 2nd Lien Term
Loan
10.777% due 04/21/25 (Ê)
247
7
Cortes NP Acquisition Corp Term Loan B
5.645% due 11/30/23 (Ê)
824
821
CT Technologies Intermediate Holdings,
Inc. 1st Lien Term Loan B
5.895% due 12/01/21 (Ê)
253
245
DiversiTech Holdings, Inc. 1st Lien
Term Loan B
4.945% due 06/01/24 (Ê)
123
122
EagleView Technology Corp. 1st Lien
Term Loan B1
5.409% due 07/31/25 (Ê)
495
478
ECI Macola/Max Holding LLC 1st Lien
Term Loan B
6.195% due 09/29/24 (Ê)
140
140
ECI Macola/Max Holding LLC 2nd Lien
Term Loan
9.945% due 09/29/25 (Ê)
183
180
Ellie Mae, Inc. Term Loan
5.695% due 04/16/26 (Ê)
252
253
EnergySolutions LLC 1st Lien Term
Loan B
5.695% due 05/11/25 (Ê)
739
705
Ensemble RCM LLC Term Loan
5.659% due 08/01/26 (Ê)
499
500
Envision Healthcare Corp. 1st Lien Term
Loan B
5.395% due 10/11/25 (Ê)
446
374
EVO Payments International LLC 1st
Lien Term Loan B
4.900% due 12/22/23 (Ê)
197
197
Fort Dearborn Co. 1st Lien Term Loan
5.763% due 10/19/23 (Ê)
8
8
5.908% due 10/19/23 (Ê)
347
339
Genesee & Wyoming, Inc. New Term
Loan
3.906% due 11/06/26 (Ê)
500
502
Getty Images, Inc. 1st Lien Term Loan
6.188% due 02/19/26 (Ê)
490
485
Gruden Holdings, Inc. 1st Lien Term
Loan
7.445% due 08/18/22 (Ê)
314
315
GTT Communications, Inc. 1st Lien
Term Loan B
4.400% due 05/31/25 (Ê)
570
479
Guidehouse LLP First Lien Loan
6.145% due 05/01/25 (Ê)
431
429
Helios Software Holdings, Inc. Term
Loan
0.000% due 10/24/25 (~)(Ê)(v)
180
179
HGIM Corp. 1st Lien Term Loan
8.034% due 07/02/23 (Ê)
711
537
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
HUB International, Ltd. 1st Lien Term
Loan
4.520% due 06/30/21 (Ê)
2
2
4.551% due 06/30/21 (Ê)
808
806
Hyland Software, Inc. 1st Lien Term
Loan
5.145% due 07/01/24 (Ê)
281
282
Information Resources, Inc. 1st Lien
Term Loan
6.145% due 10/02/24 (Ê)
370
360
6.445% due 10/02/24 (Ê)
1
1
Jason, Inc. 1st Lien Term Loan
6.445% due 06/30/21 (Ê)
364
290
Kestra Advisory Services LLC Term
Loan
6.200% due 06/04/26 (Ê)
249
248
LifeScan Global Corp. 1st Lien Term
Loan
8.056% due 10/02/24 (Ê)
465
443
Limetree Bay Terminals LLC Term Loan
B
5.645% due 02/15/24 (Ê)
142
129
Lower Cadence Holdings LLC Term
Loan B
5.645% due 05/10/26 (Ê)
332
323
Messer Industries USA, Inc. 1st Lien
Term Loan B
4.445% due 10/02/25 (Ê)
496
496
Metro-Goldwyn-Mayer, Inc. 1st Lien
Term Loan B
4.150% due 07/03/25 (Ê)
370
370
MH Sub I LLC 1st Lien Term Loan
5.395% due 09/15/24 (Ê)
1,069
1,066
Midas Intermediate Holdco II LLC Term
Loan B
4.697% due 08/18/21 (Ê)
497
489
Midwest Physician Administrative
Services LLC 1st Lien Term Loan
4.395% due 08/15/24 (Ê)
709
705
Midwest Physician Administrative
Services LLC 2nd Lien Term Loan
8.645% due 08/11/25 (Ê)
367
356
Mitchell International, Inc. 1st Lien
Term Loan B
4.895% due 12/01/24 (Ê)
552
546
Navistar International Corp. 1st Lien
Term Loan B
5.170% due 11/06/24 (Ê)
491
492
NN, Inc. 1st Lien Term Loan
6.895% due 10/19/22 (Ê)
499
492
NPC International, Inc. 1st Lien Term
Loan
5.277% due 04/20/24 (Ê)
356
155
Panther BF Aggregator, LP Term Loan B
5.160% due 04/30/26 (Ê)
278
279
Patterson Co. 2nd Lien Term Loan
10.277% due 08/28/23 (Ê)
590
502
Perforce Software, Inc. Term Loan B
5.895% due 07/08/26 (Ê)
125
125
Pre-Paid Legal Services, Inc. 1st Lien
Term Loan
4.895% due 05/01/25 (Ê)
334
335
Prime Security Services Borrower LLC /
Prime Finance, Inc. Term Loan B1
5.013% due 09/23/26 (Ê)
998
997

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 351
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Quest Software US Holdings, Inc. 1st
Lien Term Loan
6.027% due 05/18/25 (Ê)
837
835
Quikrete Holdings, Inc. Term Loan B
0.000% due 01/29/27 (~)(Ê)(v)
310
310
Rackspace Hosting, Inc. 1st Lien Term
Loan
4.902% due 11/03/23 (Ê)
1,115
1,070
Radiate Holdco LLC 1st Lien Term
Loan B
4.645% due 02/01/24 (Ê)
484
484
Radio One, Inc. 1st Lien Term Loan B
5.650% due 04/05/23 (Ê)
604
583
Red Ventures LLC 1st Lien Term Loan B
4.161% due 11/08/24 (Ê)
575
575
Research Now Group, Inc. 1st Lien Term
Loan
7.409% due 12/20/24 (Ê)
369
368
Reynolds American, Inc. Term Loan
0.000% due 01/30/27 (~)(Ê)(v)
150
151
Reynolds Group Holdings, Inc. 1st Lien
Term Loan B
4.395% due 02/05/23 (~)(Ê)
499
499
Rocket Software, Inc. Term Loan
5.895% due 11/28/25 (Ê)
217
212
S2P Acquisition Borrower, Inc. Term
Loan
5.645% due 08/14/26 (Ê)
399
399
Scientific Games International, Inc. 1st
Lien Term Loan B5
4.395% due 08/14/24 (Ê)
140
139
Seadrill Operating, LP Term Loan B
7.945% due 02/21/21 (Ê)
740
348
Sedgwick Claims Management Services,
Inc. 1st Lien Term Loan B
4.895% due 12/31/25 (Ê)
419
419
SonicWALL US Holdings, Inc. 1st Lien
Term Loan
5.399% due 05/16/25 (Ê)
349
343
Southcross Energy Partners, LP 1st Lien
Term Loan B
10.000% due 08/04/21 (Ê)
115
1
Sprint Corp. Term Loan B
4.688% due 02/03/24 (Ê)
660
651
Starfruit Finco BV 1st Lien Term Loan B
4.699% due 10/01/25 (Ê)
419
418
Stats Intermediate Holding LLC Term
Loan
7.300% due 07/12/26 (Ê)
284
276
Steak n Shake Operations, Inc. Term
Loan B1
5.400% due 03/19/21 (Ê)
483
338
SuperMoose Borrower LLC 1st Lien
Term Loan
5.395% due 08/15/25 (Ê)
660
636
Terrier Media Buyer, Inc. Term Loan B
6.148% due 12/17/26 (Ê)
659
664
TKC Holdings, Inc. 1st Lien Term Loan
5.400% due 02/01/23 (Ê)
351
318
TruGreen Limited Partnership Term
Loan B
5.395% due 03/15/26 (Ê)
248
249
Uber Technologies, Inc. 1st Lien Term
Loan
5.658% due 03/22/25 (Ê)
513
513
United Natural Foods, Inc. Term Loan
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.895% due 10/22/25 (Ê)
743
664
Upstream Newco, Inc. Term Loan
0.000% due 10/24/26 (~)(Ê)(v)
145
145
US Anesthesia Partners, Inc. Term Loan
4.645% due 06/23/24 (Ê)
140
139
USI, Inc. Term Loan B
4.945% due 05/16/24 (Ê)
289
288
VeriFone Systems, Inc. 1st Lien Term
Loan
5.899% due 08/20/25 (Ê)
237
234
Vero Parent, Inc. Term Loan B
0.000% due 08/16/24 (~)(Ê)(v)
145
140
Vertafore, Inc. 1st Lien Term Loan B
4.895% due 07/02/25 (Ê)
743
734
Virgin Media Secured Finance PLC Term
Loan
4.176% due 01/04/28 (Ê)
450
450
William Morris Endeavor Entertainment
LLC 1st Lien Term Loan B
4.400% due 05/18/25 (Ê)
1,137
1,130
WP CityMD Bidco LLC Term Loan B
6.445% due 08/07/26 (Ê)
500
502
Yak Access LLC 1st Lien Term Loan B
6.645% due 07/11/25 (Ê)
138
132
44,808
Mortgage-Backed Securities - 11.8%
Fannie Mae
4.500% due 2049
50
54
5.000% due 2049
95
104
30 Year TBA(Ï)
3.500%
80
8,365
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIP
5.418% due 04/25/40 (Ê)
485
95
Series 2010-99 Class NI
Interest Only STRIP
6.000% due 09/25/40
2,306
481
Series 2010-140 Class GS
Interest Only STRIP
5.229% due 07/25/39 (Ê)
1,325
71
Series 2011-59 Class BI
Interest Only STRIP
6.000% due 08/25/40
734
24
Series 2011-98 Class AI
Interest Only STRIP
3.500% due 11/25/37
825
9
Series 2011-101 Class SA
Interest Only STRIP
5.129% due 10/25/41 (Ê)
2,076
335
Series 2011-134 Class SP
Interest Only STRIP
4.040% due 02/25/41 (Ê)
5,020
547
Series 2012-19 Class S
Interest Only STRIP
3.546% due 03/25/42 (Ê)
4,245
765
Series 2012-36 Class SN
Interest Only STRIP
5.672% due 04/25/42 (Ê)
965
149
Series 2012-49 Class QI
Interest Only STRIP
4.500% due 12/25/40
1,892
138

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
352 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-62 Class MI
Interest Only STRIP
4.000% due 03/25/41
915
81
Series 2012-103 Class SD
Interest Only STRIP
4.813% due 09/25/42 (Ê)
1,423
292
Series 2012-104 Class QI
Interest Only STRIP
4.500% due 05/25/42
2,040
258
Series 2012-116 Class SA
Interest Only STRIP
5.329% due 10/25/42 (Ê)
1,721
363
Series 2013-27 Class PI
Interest Only STRIP
3.000% due 12/25/41
2,146
96
Series 2013-35 Class PI
Interest Only STRIP
3.000% due 02/25/42
1,122
48
Series 2013-41 Class SP
Interest Only STRIP
5.422% due 06/25/40 (Ê)
462
23
Series 2013-54 Class LI
Interest Only STRIP
7.000% due 11/25/34
1,510
348
Series 2013-57 Class IQ
Interest Only STRIP
3.000% due 06/25/41
1,114
74
Series 2013-90 Class SD
Interest Only STRIP
5.829% due 09/25/43 (Ê)
1,116
231
Series 2013-107 Class SB
Interest Only STRIP
4.713% due 02/25/43 (Ê)
1,655
313
Series 2014-87 Class MS
Interest Only STRIP
3.969% due 01/25/45 (Ê)
1,299
241
Series 2015-34 Class QI
Interest Only STRIP
5.000% due 06/25/45
970
229
Series 2015-35 Class IA
Interest Only STRIP
5.000% due 06/25/45
1,118
224
Series 2015-66 Class AS
Interest Only STRIP
4.379% due 09/25/45 (Ê)
2,637
452
Series 2015-69 Class IO
Interest Only STRIP
6.000% due 09/25/45
2,099
451
Series 2015-84 Class PI
Interest Only STRIP
5.500% due 08/25/33
2,119
389
Series 2016-8 Class SA
Interest Only STRIP
3.646% due 03/25/46 (Ê)
4,443
792
Series 2016-24 Class CI
Interest Only STRIP
4.000% due 02/25/46
1,150
124
Series 2016-61 Class BS
Interest Only STRIP
5.613% due 09/25/46 (Ê)
3,989
680
Series 2016-65 Class CS
Interest Only STRIP
4.035% due 09/25/46 (Ê)
2,458
404
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-95 Class BI
Interest Only STRIP
4.500% due 07/25/40
1,514
223
Series 2016-97 Class KI
Interest Only STRIP
3.000% due 06/25/40
1,994
110
Series 2016-102 Class JI
Interest Only STRIP
3.500% due 02/25/46
1,851
199
Series 2017-2 Class KI
Interest Only STRIP
4.000% due 02/25/47
1,775
203
Series 2017-7 Class JI
Interest Only STRIP
4.000% due 02/25/47
1,562
176
Series 2017-15 Class LI
Interest Only STRIP
4.000% due 06/25/46
1,112
71
Series 2017-32 Class IP
Interest Only STRIP
4.500% due 05/25/47
3,872
729
Series 2017-48 Class LI
Interest Only STRIP
4.000% due 05/25/47
771
77
Series 2017-75 Class NI
Interest Only STRIP
5.000% due 11/25/46
1,366
258
Series 2017-78 Class KI
Interest Only STRIP
3.500% due 10/25/47
2,458
272
Series 2017-112 Class SG
Interest Only STRIP
4.349% due 01/25/48 (Ê)
2,437
438
Series 2017-113 Class IO
Interest Only STRIP
5.000% due 01/25/38
898
118
Series 2018-1 Class JI
Interest Only STRIP
5.000% due 02/25/48
605
125
Series 2018-3 Class AI
Interest Only STRIP
4.500% due 12/25/47
2,189
324
Series 2018-14 Class KI
Interest Only STRIP
6.000% due 03/25/48
3,141
696
Series 2018-39 Class SA
Interest Only STRIP
4.055% due 06/25/48 (Ê)
3,537
507
Series 2018-47 Class SA
Interest Only STRIP
4.210% due 07/25/48 (Ê)
3,655
691
Series 2018-86 Class DS
Interest Only STRIP
3.790% due 12/25/48 (Ê)
2,938
404
Series 2018-92 Class BI
Interest Only STRIP
5.000% due 01/25/49
2,107
388
Series 2018-95 Class SA
Interest Only STRIP
3.710% due 01/25/49 (Ê)
2,144
394
Series 2019-1 Class KI
Interest Only STRIP
4.500% due 02/25/49
2,267
182

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 353
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-5 Class SA
Interest Only STRIP
3.696% due 03/25/49 (Ê)
3,539
665
Series 2019-13 Class IO
Interest Only STRIP
4.500% due 03/25/49
2,011
144
Series 2019-17 Class LI
Interest Only STRIP
4.500% due 04/25/49
2,642
276
Series 2019-21 Class SB
Interest Only STRIP
3.620% due 05/25/49 (Ê)
2,890
478
Series 2019-26 Class SM
Interest Only STRIP
3.905% due 06/25/49 (Ê)
3,739
492
Series 2019-28 Class S
Interest Only STRIP
3.646% due 06/25/49 (Ê)
2,527
402
Series 2019-32 Class SD
Interest Only STRIP
3.608% due 06/25/49 (Ê)
4,286
796
Series 2019-41 Class SB
Interest Only STRIP
3.648% due 08/25/49 (Ê)
2,259
434
Series 2019-43 Class KS
Interest Only STRIP
4.258% due 08/25/49 (Ê)
3,548
516
Series 2019-45 Class SD
Interest Only STRIP
3.779% due 08/25/49 (Ê)
2,529
492
Series 2019-71 Class CS
Interest Only STRIP
3.950% due 11/25/49 (Ê)
1,088
299
Fannie Mae Strips
Series 2009-397 Class 2
Interest Only STRIP
5.000% due 09/25/39
1,703
302
Series 2010-404 Class 2
Interest Only STRIP
4.500% due 05/25/40
1,361
198
Series 2016-422 Class C12
Interest Only STRIP
4.000% due 12/25/45
1,626
257
Freddie Mac REMICS
Series 2010-3714 Class KI
Interest Only STRIP
4.500% due 11/15/39
299
17
Series 2011-3852 Class SC
Interest Only STRIP
5.880% due 04/15/40 (Ê)
1,262
142
Series 2011-3904 Class NI
Interest Only STRIP
3.500% due 08/15/26
1,407
102
Series 2011-3919 Class SA
Interest Only STRIP
4.941% due 09/15/41 (Ê)
3,695
674
Series 2012-3981 Class WS
Interest Only STRIP
5.323% due 05/15/41 (Ê)
1,844
205
Series 2012-3984 Class DS
Interest Only STRIP
4.961% due 01/15/42 (Ê)
1,550
252
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-4016 Class SC
Interest Only STRIP
4.603% due 03/15/42 (Ê)
1,470
254
Series 2012-4033 Class SC
Interest Only STRIP
5.316% due 10/15/36 (Ê)
1,241
81
Series 2012-4074 Class KS
Interest Only STRIP
5.788% due 02/15/41 (Ê)
596
79
Series 2012-4077 Class IK
Interest Only STRIP
5.000% due 07/15/42
1,028
171
Series 2012-4099 Class BI
Interest Only STRIP
3.500% due 06/15/39
1,184
57
Series 2012-4127 Class PI
Interest Only STRIP
4.500% due 07/15/42
1,123
150
Series 2013-4182 Class PI
Interest Only STRIP
3.000% due 12/15/41
2,758
119
Series 2013-4265 Class SD
Interest Only STRIP
4.513% due 01/15/35 (Ê)
2,903
489
Series 2013-4267 Class CS
Interest Only STRIP
4.816% due 05/15/39 (Ê)
1,079
50
Series 2014-4299 Class JI
Interest Only STRIP
4.000% due 07/15/43
820
75
Series 2014-4386 Class IL
Interest Only STRIP
4.000% due 12/15/43
1,322
188
Series 2014-4386 Class LI
Interest Only STRIP
4.000% due 02/15/43
1,275
143
Series 2014-4403 Class CI
Interest Only STRIP
4.000% due 10/15/44
974
115
Series 2015-4425 Class IO
Interest Only STRIP
4.000% due 01/15/45
1,107
145
Series 2015-4451 Class CI
Interest Only STRIP
7.000% due 03/15/45
1,239
305
Series 2015-4452 Class QI
Interest Only STRIP
4.000% due 11/15/44
1,124
198
Series 2015-4510 Class HI
Interest Only STRIP
3.000% due 03/15/40
2,636
106
Series 2016-4550 Class AI
Interest Only STRIP
3.000% due 10/15/40
1,908
134
Series 2016-4560 Class IO
Interest Only STRIP
5.802% due 05/15/39 (~)(Ê)
1,289
251
Series 2016-4560 Class PI
Interest Only STRIP
3.500% due 05/15/45
1,274
125
Series 2016-4568 Class MI
Interest Only STRIP
4.000% due 04/15/46
1,114
120

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
354 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-4591 Class QI
Interest Only STRIP
3.500% due 04/15/46
885
104
Series 2016-4596 Class CS
Interest Only STRIP
3.794% due 06/15/46 (Ê)
2,371
375
Series 2016-4601 Class PI
Interest Only STRIP
4.500% due 12/15/45
1,043
146
Series 2016-4604 Class QI
Interest Only STRIP
3.500% due 07/15/46
1,691
198
Series 2016-4629 Class GI
Interest Only STRIP
3.500% due 11/15/45
1,165
94
Series 2016-4635 Class PI
Interest Only STRIP
4.000% due 12/15/46
1,426
158
Series 2017-4656 Class AI
Interest Only STRIP
3.000% due 09/15/37
2,327
74
Series 2017-4658 Class CI
Interest Only STRIP
3.500% due 07/15/40
701
32
Series 2017-4662 Class CI
Interest Only STRIP
3.500% due 01/15/42
1,548
77
Series 2017-4663 Class KI
Interest Only STRIP
3.500% due 11/15/42
1,302
59
Series 2017-4663 Class PI
Interest Only STRIP
4.000% due 03/15/47
964
106
Series 2017-4663 Class TI
Interest Only STRIP
3.500% due 10/15/42
764
27
Series 2017-4666 Class AI
Interest Only STRIP
3.000% due 09/15/35
1,612
46
Series 2017-4697 Class YI
Interest Only STRIP
3.500% due 07/15/47
885
86
Series 2017-4707 Class AI
Interest Only STRIP
4.000% due 07/15/47
1,543
164
Series 2017-4731 Class QS
Interest Only STRIP
4.613% due 11/15/47 (Ê)
1,835
286
Series 2018-4760 Class IG
Interest Only STRIP
5.000% due 02/15/48
1,152
240
Series 2018-4801 Class IG
Interest Only STRIP
3.000% due 06/15/48
1,994
206
Series 2018-4808 Class SD
Interest Only STRIP
4.173% due 07/15/48 (Ê)
2,970
433
Series 2018-4813 Class IO
Interest Only STRIP
5.500% due 08/15/48
2,013
440
Series 2019-4907 Class AS
Interest Only STRIP
3.734% due 09/25/48 (Ê)
1,590
279
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-4922 Class SB
Interest Only STRIP
4.001% due 04/25/49 (Ê)
2,525
321
Series 2019-4928 Class S
Interest Only STRIP
3.964% due 11/25/49 (Ê)
1,984
364
Freddie Mac Strips
Series 2014-324 Class C21
Interest Only STRIP
6.000% due 06/15/39
2,334
554
Ginnie Mae II
3.500% due 2049
131
136
5.000% due 2049
1,350
1,477
5.500% due 2049
35
37
30 Year TBA(Ï)
4.000%
1,000
1,036
4.500%
2,000
2,101
Ginnie Mae REMICS
Class AI
Interest Only STRIP
3.500% due 01/20/39
1,001
38
Series 2009-121 Class DI
Interest Only STRIP
4.500% due 12/16/39
698
122
Series 2009-121 Class UI
Interest Only STRIP
5.000% due 12/20/39
916
196
Series 2010-9 Class UI
Interest Only STRIP
5.000% due 01/20/40
5,124
1,065
Series 2010-35 Class QI
Interest Only STRIP
4.500% due 03/20/40
1,241
227
Series 2010-134 Class ES
Interest Only STRIP
5.022% due 11/20/39 (Ê)
895
62
Series 2010-H19 Class BI
Interest Only STRIP
1.460% due 08/20/60 (~)(Ê)
2,804
154
Series 2010-H20 Class IF
Interest Only STRIP
1.401% due 10/20/60 (~)(Ê)
1,355
65
Series 2010-H22 Class CI
Interest Only STRIP
2.365% due 10/20/60 (~)(Ê)
2,807
138
Series 2011-17 Class S
Interest Only STRIP
5.072% due 02/20/41 (Ê)
3,188
579
Series 2011-22 Class PS
Interest Only STRIP
5.022% due 07/20/40 (Ê)
830
66
Series 2011-135 Class DI
Interest Only STRIP
5.000% due 04/16/40
1,854
404
Series 2011-148 Class SN
Interest Only STRIP
5.462% due 11/16/41 (Ê)
1,003
236
Series 2012-129 Class IO
Interest Only STRIP
4.500% due 11/16/42
393
70
Series 2012-136 Class BI
Interest Only STRIP
3.500% due 11/20/42
1,916
328

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 355
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-H06 Class AI
Interest Only STRIP
1.361% due 01/20/62 (~)(Ê)
7,225
285
Series 2012-H10 Class AI
Interest Only STRIP
1.219% due 12/20/61 (~)(Ê)
7,120
234
Series 2012-H10 Class SI
Interest Only STRIP
1.417% due 12/20/61 (~)(Ê)
7,153
462
Series 2012-H23 Class WI
Interest Only STRIP
1.568% due 10/20/62 (~)(Ê)
2,549
103
Series 2013-23 Class IK
Interest Only STRIP
3.000% due 09/20/37
1,456
88
Series 2013-67 Class IP
Interest Only STRIP
4.000% due 04/16/43
3,926
748
Series 2013-76 Class IO
Interest Only STRIP
3.500% due 05/20/43
862
123
Series 2013-82 Class TI
Interest Only STRIP
3.500% due 05/20/43
2,686
427
Series 2013-152 Class SG
Interest Only STRIP
3.849% due 06/20/43 (Ê)
2,705
501
Series 2013-182 Class SY
Interest Only STRIP
5.319% due 12/20/43 (Ê)
970
157
Series 2013-H14 Class XI
Interest Only STRIP
1.650% due 03/20/63 (~)(Ê)
2,100
89
Series 2013-H15 Class CI
Interest Only STRIP
1.772% due 07/20/63 (~)(Ê)
3,914
126
Series 2013-H24 Class AI
Interest Only STRIP
1.472% due 09/20/63 (~)(Ê)
1,932
68
Series 2014-44 Class IA
Interest Only STRIP
3.500% due 05/20/28
1,767
134
Series 2014-58 Class SA
Interest Only STRIP
4.869% due 04/20/44 (Ê)
966
181
Series 2014-98 Class AI
Interest Only STRIP
4.500% due 10/20/41
1,125
71
Series 2014-131 Class BS
Interest Only STRIP
4.530% due 09/16/44 (Ê)
1,373
391
Series 2014-137 Class ID
Interest Only STRIP
5.500% due 09/16/44
2,062
420
Series 2014-139 Class NI
Interest Only STRIP
3.500% due 08/20/28
1,574
75
Series 2014-184 Class DI
Interest Only STRIP
5.500% due 12/16/44
1,263
286
Series 2014-188 Class IB
Interest Only STRIP
4.000% due 12/20/44
2,737
305
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-H09 Class AI
Interest Only STRIP
1.429% due 01/20/64 (~)(Ê)
7,699
298
Series 2014-H13 Class BI
Interest Only STRIP
1.584% due 05/20/64 (~)(Ê)
10,390
452
Series 2014-H18 Class CI
Interest Only STRIP
1.549% due 09/20/64 (~)(Ê)
3,783
289
Series 2014-H22 Class DI
Interest Only STRIP
1.374% due 11/20/64 (~)(Ê)
1,967
159
Series 2014-H24 Class BI
Interest Only STRIP
1.631% due 11/20/64 (~)(Ê)
4,667
371
Series 2014-H25 Class BI
Interest Only STRIP
1.646% due 12/20/64 (~)(Ê)
4,353
307
Series 2015-20 Class PI
Interest Only STRIP
3.500% due 02/20/45
833
131
Series 2015-40 Class KI
Interest Only STRIP
4.000% due 07/20/44
2,385
329
Series 2015-69 Class IO
Interest Only STRIP
5.000% due 05/20/45
1,253
251
Series 2015-106 Class CI
Interest Only STRIP
4.000% due 05/20/45
1,089
120
Series 2015-131 Class BI
Interest Only STRIP
3.500% due 06/20/41
1,168
70
Series 2015-133 Class MI
Interest Only STRIP
3.000% due 05/20/44
1,396
90
Series 2015-134 Class LI
Interest Only STRIP
3.500% due 05/20/39
666
33
Series 2015-144 Class IA
Interest Only STRIP
4.000% due 01/16/43
949
93
Series 2015-162 Class BI
Interest Only STRIP
4.000% due 11/20/40
1,487
137
Series 2015-165 Class IC
Interest Only STRIP
3.500% due 07/16/41
2,336
173
Series 2015-167 Class BI
Interest Only STRIP
4.500% due 04/16/45
1,337
254
Series 2015-182 Class IC
Interest Only STRIP
4.500% due 12/20/45
2,715
523
Series 2015-H04 Class AI
Interest Only STRIP
2.091% due 12/20/64 (~)(Ê)
2,577
188
Series 2015-H09 Class BI
Interest Only STRIP
1.684% due 03/20/65 (~)(Ê)
601
43
Series 2015-H10 Class CI
Interest Only STRIP
1.797% due 04/20/65 (~)(Ê)
1,540
129

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
356 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-H13 Class AI
Interest Only STRIP
2.194% due 06/20/65 (~)(Ê)
2,505
197
Series 2015-H15 Class JI
Interest Only STRIP
1.936% due 06/20/65 (~)(Ê)
1,112
105
Series 2015-H18 Class IA
Interest Only STRIP
1.816% due 06/20/65 (~)(Ê)
718
45
Series 2015-H22 Class HI
Interest Only STRIP
2.033% due 08/20/65 (~)(Ê)
3,306
316
Series 2015-H24 Class BI
Interest Only STRIP
1.604% due 08/20/65 (~)(Ê)
1,907
74
Series 2015-H25 Class AI
Interest Only STRIP
1.614% due 09/20/65 (~)(Ê)
1,422
103
Series 2015-H26 Class GI
Interest Only STRIP
1.780% due 10/20/65 (~)(Ê)
826
70
Series 2015-H29 Class HI
Interest Only STRIP
2.094% due 09/20/65 (~)(Ê)
2,420
171
Series 2016-29 Class IO
Interest Only STRIP
4.000% due 02/16/46
1,295
223
Series 2016-42 Class IO
Interest Only STRIP
5.000% due 02/20/46
1,629
315
Series 2016-75 Class EI
Interest Only STRIP
3.500% due 08/20/45
2,189
232
Series 2016-77 Class SL
Interest Only STRIP
5.157% due 03/20/43 (Ê)
1,367
145
Series 2016-123 Class LI
Interest Only STRIP
3.500% due 03/20/44
3,120
305
Series 2016-134 Class MI
Interest Only STRIP
3.000% due 01/20/43
1,463
64
Series 2016-135 Class PI
Interest Only STRIP
4.000% due 05/20/46
1,355
200
Series 2016-150 Class I
Interest Only STRIP
5.000% due 11/20/46
1,652
343
Series 2016-164 Class IO
Interest Only STRIP
6.500% due 12/20/46
1,445
284
Series 2016-167 Class SB
Interest Only STRIP
5.219% due 04/20/38 (Ê)
206
1
Series 2016-H01 Class AI
Interest Only STRIP
1.701% due 01/20/66 (~)(Ê)
5,822
443
Series 2016-H04 Class KI
Interest Only STRIP
1.875% due 02/20/66 (~)(Ê)
2,226
147
Series 2016-H06 Class AI
Interest Only STRIP
2.068% due 02/20/66
2,318
223
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-H13 Class EI
Interest Only STRIP
2.030% due 04/20/66 (~)(Ê)
3,371
366
Series 2016-H13 Class MI
Interest Only STRIP
1.701% due 06/20/66 (~)(Ê)
4,427
149
Series 2016-H16 Class DI
Interest Only STRIP
2.194% due 06/20/66 (~)(Ê)
5,853
584
Series 2016-H17 Class DI
Interest Only STRIP
1.999% due 07/20/66 (~)(Ê)
4,604
447
Series 2016-H18 Class QI
Interest Only STRIP
1.975% due 06/20/66 (~)(Ê)
2,694
314
Series 2016-H20 Class NI
Interest Only STRIP
2.317% due 09/20/66 (~)(Ê)
5,520
545
Series 2016-H21 Class AI
Interest Only STRIP
2.265% due 07/26/29 (~)(Ê)
8,765
919
Series 2016-H22 Class IO
Interest Only STRIP
1.838% due 10/20/66 (~)(Ê)
1,957
157
Series 2016-H24 Class AI
Interest Only STRIP
2.351% due 11/20/66 (~)(Ê)
6,636
722
Series 2016-H24 Class DI
Interest Only STRIP
2.209% due 11/20/66 (~)(Ê)
2,268
250
Series 2016-H24 Class KI
Interest Only STRIP
2.515% due 11/20/66 (~)(Ê)
2,335
290
Series 2016-H27 Class BI
Interest Only STRIP
2.344% due 12/20/66 (~)(Ê)
3,991
424
Series 2017-11 Class PI
Interest Only STRIP
4.000% due 12/20/46
1,002
69
Series 2017-26 Class EI
Interest Only STRIP
5.000% due 02/20/40
2,017
258
Series 2017-26 Class IM
Interest Only STRIP
6.500% due 02/20/47
3,502
732
Series 2017-38 Class DI
Interest Only STRIP
5.000% due 03/16/47
593
115
Series 2017-42 Class IC
Interest Only STRIP
4.500% due 08/20/41
615
114
Series 2017-52 Class DI
Interest Only STRIP
5.500% due 04/20/47
835
159
Series 2017-57 Class AI
Interest Only STRIP
4.000% due 06/20/45
804
97
Series 2017-66 Class KI
Interest Only STRIP
4.000% due 08/20/44
3,438
261
Series 2017-68 Class IL
Interest Only STRIP
4.000% due 08/20/44
1,792
196

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 357
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-79 Class IB
Interest Only STRIP
5.500% due 05/20/47
580
118
Series 2017-99 Class AI
Interest Only STRIP
4.000% due 01/20/47
2,290
340
Series 2017-99 Class PI
Interest Only STRIP
4.000% due 03/20/46
801
89
Series 2017-104 Class MI
Interest Only STRIP
5.500% due 07/16/47
1,554
407
Series 2017-118 Class KI
Interest Only STRIP
3.500% due 10/20/46
2,285
154
Series 2017-123 Class JI
Interest Only STRIP
4.000% due 08/20/46
1,008
111
Series 2017-130 Class IB
Interest Only STRIP
4.000% due 08/20/47
1,086
157
Series 2017-132 Class IA
Interest Only STRIP
4.500% due 09/20/47
1,204
212
Series 2017-136 Class GI
Interest Only STRIP
3.500% due 09/20/47
2,914
279
Series 2017-136 Class IY
Interest Only STRIP
5.000% due 03/20/45
2,754
517
Series 2017-141 Class ID
Interest Only STRIP
3.500% due 07/20/47
2,621
154
Series 2017-162 Class QI
Interest Only STRIP
5.000% due 10/20/47
889
177
Series 2017-165 Class IM
Interest Only STRIP
3.500% due 11/20/47
666
52
Series 2017-179 Class WI
Interest Only STRIP
5.000% due 12/20/47
499
94
Series 2017-H01 Class AI
Interest Only STRIP
2.160% due 12/20/66 (~)(Ê)
10,075
976
Series 2017-H02 Class BI
Interest Only STRIP
2.301% due 01/20/67 (~)(Ê)
1,519
179
Series 2017-H02 Class HI
Interest Only STRIP
2.153% due 01/20/67 (~)(Ê)
5,077
543
Series 2017-H03 Class AI
Interest Only STRIP
2.236% due 12/20/66 (~)(Ê)
7,991
825
Series 2017-H03 Class CI
Interest Only STRIP
2.490% due 12/20/66 (~)(Ê)
4,663
548
Series 2017-H03 Class DI
Interest Only STRIP
2.195% due 12/20/66 (~)(Ê)
7,193
869
Series 2017-H03 Class EI
Interest Only STRIP
2.373% due 01/20/67 (~)(Ê)
2,808
412
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H03 Class KI
Interest Only STRIP
2.776% due 01/20/67 (~)(Ê)
1,520
195
Series 2017-H04 Class AI
Interest Only STRIP
2.370% due 02/20/67 (~)(Ê)
10,003
1,158
Series 2017-H04 Class BI
Interest Only STRIP
2.403% due 02/20/67 (~)(Ê)
6,915
820
Series 2017-H05 Class AI
Interest Only STRIP
2.525% due 01/20/67 (~)(Ê)
8,302
902
Series 2017-H06 Class BI
Interest Only STRIP
2.256% due 02/20/67 (~)(Ê)
6,335
669
Series 2017-H06 Class DI
Interest Only STRIP
1.755% due 02/20/67 (~)(Ê)
7,787
592
Series 2017-H06 Class EI
Interest Only STRIP
1.565% due 02/20/67 (~)(Ê)
6,551
435
Series 2017-H06 Class MI
Interest Only STRIP
2.170% due 02/20/67 (~)(Ê)
2,487
279
Series 2017-H08 Class DI
Interest Only STRIP
2.377% due 02/20/67 (~)(Ê)
5,188
771
Series 2017-H08 Class EI
Interest Only STRIP
2.236% due 02/20/67 (~)(Ê)
4,162
476
Series 2017-H08 Class GI
Interest Only STRIP
2.313% due 02/20/67 (~)(Ê)
1,477
229
Series 2017-H08 Class NI
Interest Only STRIP
2.147% due 03/20/67 (~)(Ê)
6,644
692
Series 2017-H09 Class DI
Interest Only STRIP
1.695% due 03/20/67 (~)(Ê)
3,687
320
Series 2017-H09 Class IO
Interest Only STRIP
1.774% due 04/20/67 (~)(Ê)
7,722
737
Series 2017-H14 Class DI
Interest Only STRIP
1.552% due 06/20/67 (~)(Ê)
1,479
99
Series 2017-H14 Class JI
Interest Only STRIP
2.140% due 06/20/67 (~)(Ê)
2,333
327
Series 2017-H14 Class LI
Interest Only STRIP
2.354% due 06/20/67 (~)(Ê)
4,635
520
Series 2017-H15 Class CI
Interest Only STRIP
1.637% due 06/20/67 (~)(Ê)
5,079
336
Series 2017-H16 Class EI
Interest Only STRIP
1.637% due 08/20/67 (~)(Ê)
6,672
664
Series 2017-H16 Class FI
Interest Only STRIP
2.290% due 08/20/67 (~)(Ê)
10,153
1,029
Series 2017-H16 Class HI
Interest Only STRIP
1.632% due 08/20/67 (~)(Ê)
3,659
357

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
358 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H16 Class IB
Interest Only STRIP
1.800% due 08/20/67 (~)(Ê)
5,282
502
Series 2017-H16 Class IG
Interest Only STRIP
1.635% due 07/20/67 (~)(Ê)
5,350
516
Series 2017-H16 Class IO
Interest Only STRIP
2.065% due 08/20/67 (~)(Ê)
3,741
488
Series 2017-H16 Class JI
Interest Only STRIP
2.247% due 08/20/67 (~)(Ê)
3,639
508
Series 2017-H18 Class CI
Interest Only STRIP
2.203% due 09/20/67 (~)(Ê)
1,569
211
Series 2017-H18 Class FI
Interest Only STRIP
2.182% due 09/20/67 (~)(Ê)
3,824
560
Series 2017-H19 Class MI
Interest Only STRIP
2.007% due 04/20/67 (~)(Ê)
4,850
496
Series 2017-H20 Class AI
Interest Only STRIP
2.121% due 10/20/67 (~)(Ê)
11,302
1,391
Series 2017-H20 Class HI
Interest Only STRIP
2.067% due 10/20/67 (~)(Ê)
3,461
433
Series 2017-H20 Class JI
Interest Only STRIP
1.984% due 09/20/67 (~)(Ê)
3,809
583
Series 2017-H21 Class DI
Interest Only STRIP
1.629% due 10/20/67 (~)(Ê)
9,172
683
Series 2017-H22 Class GI
Interest Only STRIP
2.032% due 10/20/67 (~)(Ê)
7,175
963
Series 2017-H22 Class KI
Interest Only STRIP
2.042% due 11/20/67 (~)(Ê)
2,442
315
Series 2017-H23 Class KI
Interest Only STRIP
1.641% due 11/20/67 (~)(Ê)
11,711
760
Series 2017-H25 Class IO
Interest Only STRIP
1.816% due 11/20/67 (~)(Ê)
4,951
539
Series 2018-18 Class HS
Interest Only STRIP
1.667% due 02/20/48 (Ê)
18,382
1,300
Series 2018-21 Class IN
Interest Only STRIP
5.000% due 02/20/48
3,254
480
Series 2018-67 Class SC
Interest Only STRIP
4.293% due 05/20/48 (Ê)
3,896
566
Series 2018-72 Class IC
Interest Only STRIP
4.000% due 05/20/45
2,778
530
Series 2018-89 Class LS
Interest Only STRIP
4.154% due 06/20/48 (Ê)
5,291
745
Series 2018-91 Class SJ
Interest Only STRIP
4.173% due 07/20/48 (Ê)
4,070
565
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-121 Class SQ
Interest Only STRIP
4.135% due 09/20/48 (Ê)
3,156
457
Series 2018-127 Class IA
Interest Only STRIP
3.500% due 04/20/42
342
25
Series 2018-127 Class IB
Interest Only STRIP
4.500% due 06/20/45
3,892
366
Series 2018-127 Class ID
Interest Only STRIP
5.000% due 07/20/45
3,755
476
Series 2018-H01 Class AI
Interest Only STRIP
2.086% due 01/20/68 (~)(Ê)
1,649
210
Series 2018-H01 Class CI
Interest Only STRIP
1.652% due 01/20/68 (~)(Ê)
3,267
302
Series 2018-H01 Class KI
Interest Only STRIP
1.711% due 01/20/68 (~)(Ê)
6,466
573
Series 2018-H02 Class AI
Interest Only STRIP
1.810% due 01/20/68 (~)(Ê)
3,236
427
Series 2018-H02 Class IM
Interest Only STRIP
1.971% due 02/20/68 (~)(Ê)
3,970
556
Series 2018-H02 Class KI
Interest Only STRIP
1.764% due 02/20/68 (~)(Ê)
5,783
466
Series 2018-H03 Class XI
Interest Only STRIP
2.028% due 02/20/68 (~)(Ê)
3,749
490
Series 2018-H04 Class GI
Interest Only STRIP
1.778% due 02/20/68 (~)(Ê)
4,939
336
Series 2018-H04 Class IO
Interest Only STRIP
2.851% due 02/20/68 (~)(Ê)
2,191
261
Series 2018-H04 Class MI
Interest Only STRIP
1.819% due 03/20/68 (~)(Ê)
7,034
473
Series 2018-H05 Class BI
Interest Only STRIP
1.794% due 02/20/68 (~)(Ê)
3,255
425
Series 2018-H05 Class ID
Interest Only STRIP
1.865% due 03/20/68 (~)(Ê)
2,586
369
Series 2018-H05 Class IE
Interest Only STRIP
1.906% due 02/20/68 (~)(Ê)
7,940
1,082
Series 2018-H06 Class HI
Interest Only STRIP
1.623% due 04/20/68 (~)(Ê)
5,165
373
Series 2018-H06 Class KI
Interest Only STRIP
1.453% due 04/20/68 (~)(Ê)
2,892
365
Series 2018-H08 Class FI
Interest Only STRIP
1.478% due 06/20/68 (~)(Ê)
4,024
425
Series 2019-6 Class SM
Interest Only STRIP
3.667% due 01/20/49 (Ê)
2,779
346

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 359
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-23 Class VS
Interest Only STRIP
4.492% due 02/20/49 (Ê)
2,669
435
Series 2019-78 Class SJ
Interest Only STRIP
3.639% due 06/20/49 (Ê)
254
35
Series 2019-78 Class SM
Interest Only STRIP
3.670% due 06/20/49 (Ê)
3,375
504
Series 2019-83 Class JS
Interest Only STRIP
3.928% due 07/20/49 (Ê)
4,714
771
Series 2019-99 Class KS
Interest Only STRIP
3.809% due 08/20/49 (Ê)
176
24
Series 2019-137 Class GI
Interest Only STRIP
4.000% due 11/20/49
2,664
443
Series 2019-H15 Class CI
Interest Only STRIP
1.097% due 07/20/69 (~)(Ê)
5,572
352
Series 2019-H15 Class MI
Interest Only STRIP
0.764% due 09/20/69 (~)(Ê)
4,589
302
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2011-C3 Class D
5.662% due 02/15/46 (~)(Ê)(Þ)
158
159
ML-CFC Commercial Mortgage Trust
Series 2006-4 Class C
5.324% due 12/12/49 (~)(Ê)
167
133
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2013-C12 Class E
4.764% due 10/15/46 (~)(Ê)(Þ)
716
691
Morgan Stanley Capital I Trust
Series 2011-C3 Class G
5.188% due 07/15/49 (~)(Ê)(Þ)
586
545
Series 2012-C4 Class E
5.421% due 03/15/45 (~)(Ê)(Þ)
496
461
UBS-Barclays Commercial Mortgage
Trust
Series 2013-C6 Class E
3.500% due 04/10/46 (Þ)
66
59
WFRBS Commercial Mortgage Trust
Series 2011-C4 Class E
5.248% due 06/15/44 (~)(Ê)(Þ)
31
31
114,329
Non-US Bonds - 4.0%
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23
BRL 380
100
10.000% due 01/01/25
BRL 5,460
1,485
10.000% due 01/01/27
BRL 4,209
1,176
Chile Bonos de la Tesoreria
4.500% due 03/01/26
CLP 980,000
1,356
6.000% due 01/01/43
CLP 210,000
357
Colombian Titulos de Tesoreria
Series B
7.500% due 08/26/26
COP 9,417,200
3,057
Czech Republic Government
International Bond
Series 94
0.950% due 05/15/30
CZK 3,970
165
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 97
0.450% due 10/25/23
CZK 65,330
2,752
Hungary Government International Bond
Series 23/A
6.000% due 11/24/23
HUF 87,000
343
Indonesia Treasury Bond
Series FR53
8.250% due 07/15/21
IDR 20,453,000
1,558
Series FR72
8.250% due 05/15/36
IDR 16,610,000
1,307
Series FR73
8.750% due 05/15/31
IDR 30,970,000
2,575
Malaysia Government International Bond
Series 0117
3.882% due 03/10/22
MYR 5,397
1,344
Mexican Bonos
Series M 20
7.500% due 06/03/27
MXN 14,760
821
Series M
8.000% due 12/07/23
MXN 32,430
1,796
7.750% due 11/23/34
MXN 35,900
2,074
Peruvian Government International Bond
6.950% due 08/12/31
PEN 1,500
546
Series REGS
5.700% due 08/12/24
PEN 3,100
1,031
6.900% due 08/12/37
PEN 1,646
602
Philippine Government International
Bond
Series 1060
3.625% due 09/09/25
PHP 9,900
187
Republic of South Africa Government
International Bond
Series 2023
7.750% due 02/28/23
ZAR 26,136
1,791
Series 2032
8.250% due 03/31/32
ZAR 12,230
748
Series 2037
8.500% due 01/31/37
ZAR 10,320
609
Series 2048
8.750% due 02/28/48
ZAR 9,210
537
Series R214
6.500% due 02/28/41
ZAR 14,350
667
Romania Government International Bond
Series 10Y
5.850% due 04/26/23
RON 2,100
519
4.750% due 02/24/25
RON 1,415
341
Series 15YR
5.800% due 07/26/27
RON 1,400
360
Russian Federal Bond - OFZ
Series 6205
7.600% due 04/14/21
RUB 45,640
733
Series 6212
7.050% due 01/19/28
RUB 133,873
2,223
Series 6215
7.000% due 08/16/23
RUB 118,230
1,929
South Africa Government International
Bond
Series R186
10.500% due 12/21/26
ZAR 13,120
986
Thailand Government International Bond
3.650% due 12/17/21
THB 1,300
44
2.000% due 12/17/22
THB 28,233
928
3.625% due 06/16/23
THB 31,050
1,078
3.850% due 12/12/25
THB 19,003
700

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
360 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.580% due 12/17/27
THB 7,920
297
39,122
Total Long-Term Investments
(cost $322,503) 321,160
Common Stocks - 37.8%
Consumer Discretionary - 3.3%
Amazon.com, Inc.(Æ)
994
1,996
AutoZone, Inc.(Æ)
69
73
Barnes & Noble Education, Inc.(Æ)
43,292
149
Barratt Developments PLC
19,010
203
Berkeley Group Holdings PLC
2,547
177
Bloomsbury Publishing PLC
12,724
48
BMW US Capital LLC
20,725
1,481
Boyd Gaming Corp.
11,083
331
Carrols Restaurant Group, Inc.(Æ)
60,131
273
Celestica, Inc.(Æ)
86,649
783
Century Casinos, Inc.(Æ)
53,772
448
Charming Charlie, Inc.(Æ)(Š)
1,147,677
—
Children's Place, Inc. (The)(Ñ)
8,739
521
Cie Financiere Richemont SA
12,144
886
City Developments, Ltd.
26,400
201
Comcast Corp. Class A
5,658
244
Costco Wholesale Corp.
921
281
Cracker Barrel Old Country Store, Inc.
(Ñ)
545
83
Del Taco Restaurants, Inc.(Æ)
74,102
559
Diageo PLC
9,737
385
DR Horton, Inc.
2,821
167
Garmin, Ltd.
1,688
164
Grand Korea Leisure Co., Ltd.
31,155
475
Grupo Televisa SAB - ADR
43,533
484
Hilton Worldwide Holdings, Inc.
2,446
264
Home Depot, Inc. (The)
915
209
Honda Motor Co., Ltd.
165,600
4,228
Hyundai Motor Co.
14,207
1,475
Interpublic Group of Cos., Inc. (The)
6,127
139
IntriCon Corp.(Æ)(Ñ)
20,558
350
Isuzu Motors, Ltd.
85,500
837
ITOCHU Corp.
7,400
173
Kangwon Land, Inc.(Æ)
21,141
486
Kyocera Corp.
800
52
Lennar Corp. Class A
1,847
123
Libbey, Inc.(Æ)(Ñ)
83,216
111
Lovesac Co. (The)(Æ)(Ñ)
5,670
64
Murata Manufacturing Co., Ltd.
10,500
600
Nissan Motor Co., Ltd.
262,300
1,424
NOK Corp.
119,900
1,588
Omnicom Group, Inc.
327
25
Paragon Group of Companies (Th
11,918
80
PetIQ, Inc.(Æ)(Ñ)
44,996
1,339
PulteGroup, Inc.
2,874
128
Redrow PLC
9,118
96
Sekisui House, Ltd.
8,800
190
Shingakukai Co., Ltd.
11,900
56
Skylark Co., Ltd.
9,500
174
SMART Global Holdings, Inc.(Æ)
19,532
589
Sportsman's Warehouse Holdings, Inc.
(Æ)
24,470
159
Sumitomo Electric Industries, Ltd.
149,100
1,971
Sumitomo Rubber Industries, Ltd.
33,400
365
Takashimaya Co., Ltd.
31,900
340
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Thomson Reuters Corp.(Æ)
2,606
210
TJX Cos., Inc.
2,958
175
Toyota Motor Corp.
900
62
Turtle Beach Corp.(Æ)(Ñ)
15,666
126
Vertu Motors PLC
371,083
178
Vivendi SA - ADR
4,332
119
Walmart, Inc.
2,007
230
Walt Disney Co. (The)
2,233
309
Williams-Sonoma, Inc.
1,166
82
Wolters Kluwer NV
2,937
221
Yamada Denki Co., Ltd.
419,600
2,110
Yamaha Motor Co., Ltd.
29,200
537
32,406
Consumer Staples - 1.7%
Astarta Holding NV(Æ)
31,228
125
BMC Stock Holdings, Inc.
113,718
307
BrasilAgro - Co. Brasileira de
Propriedades Agricolas
29,490
134
British American Tobacco PLC
2,954
131
Carlsberg A/S Class B
1,152
169
Church & Dwight Co., Inc.
1,133
84
CLIO Cosmetics Co., Ltd.
15,123
297
Coca-Cola Co. (The)
28,982
1,693
Cott Corp.
25,846
395
CVS Health Corp.
2,788
189
Farmer Brothers Co.(Æ)
37,310
447
Fresh Del Monte Produce, Inc.
6,031
189
General Mills, Inc.
2,877
150
George Weston, Ltd.
1,341
108
Golden Agri-Resources, Ltd.
8,805,000
1,331
Hormel Foods Corp.
1,234
58
Japan Tobacco, Inc.
153,200
3,241
Kernel Holding SA
55,537
673
Kimberly-Clark Corp.
1,062
152
Koninklijke Ahold Delhaize NV
4,459
110
Lenta, Ltd. - GDR(Æ)
239,145
704
Loblaw Cos., Ltd.
1,754
92
McCormick & Co., Inc.
1,161
190
Mondelez International, Inc. Class A
3,839
220
PepsiCo, Inc.
12,390
1,760
Philip Morris International, Inc.
1,832
152
Primo Water Corp.(Æ)
58,336
879
Procter & Gamble Co. (The)
9,405
1,172
Qol Holdings Co., Ltd.
34,400
450
Scandinavian Tobacco Group A/S(Þ)
14,385
189
Sysco Corp.
785
64
Unilever NV
18,175
1,057
16,912
Energy - 1.4%
Amplify Energy Corp.(Æ)
14,555
78
BP PLC - ADR
21,385
773
Chevron Corp.
1,349
145
Crescent Point Energy Corp.
176,735
582
Denison Mines Corp.(Æ)(Ñ)
748,989
260
Enterprise Products Partners, LP
3,846
99
Exxon Mobil Corp.
15,061
936
Fission Uranium Corp.(Æ)
658,636
129
Gazprom PJSC
489,266
1,733
JX Holdings, Inc.
100,700
430

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 361
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
K&O Energy Group, Inc.
3,400
50
Kinder Morgan, Inc.
23,832
497
KLX Energy Services Holdings, Inc.(Æ)
40,676
164
Magnolia Oil & Gas Corp.(Æ)(Ñ)
66,920
704
Matrix Service Co.(Æ)
30,642
617
NAC Kazatomprom JSC - GDR
30,512
396
National Energy Services Reunited Corp.
(Æ)
76,069
501
Natural Gas Services Group, Inc.(Æ)
39,438
415
Newpark Resources, Inc.(Æ)
114,290
571
OMV AB
2,241
112
Range Resources Corp.(Ñ)
283,842
852
Royal Dutch Shell PLC Class A
16,518
434
Solaris Oilfield Infrastructure, Inc. Class
A(Ñ)
62,109
716
Southwestern Energy Co.(Æ)(Ñ)
718,813
1,129
Targa Resources Corp.
3,140
115
TETRA Technologies, Inc.(Æ)
339,709
520
TPI Composites, Inc.(Æ)
8,698
180
Xcel Energy, Inc.
4,588
318
13,456
Financial Services - 10.8%
Activia Properties, Inc.(ö)
63
335
Aedifica(ö)
1,734
234
Aflac, Inc.
3,916
202
Ageas
2,379
131
AGNC Investment Corp.(Æ)
18,224
339
Agree Realty Corp.(ö)
2,596
197
Allianz SE
699
168
Allied Properties Real Estate Investment
Trust(ö)
9,621
401
Allstate Corp. (The)
1,123
133
Ally Financial, Inc.
15,498
496
Alstria Office REIT-AG(ö)
7,765
154
American Financial Group, Inc.
776
84
American Homes 4 Rent(Æ)
7,392
200
American Tower Corp.(ö)
441
102
Americold Realty Trust(Ñ)(ö)
7,606
262
Ameris Bancorp
15,234
612
Arch Capital Group, Ltd.(Æ)
3,727
165
ARGAN SA(ö)
81
7
Argo Group International Holdings, Ltd.
6,978
458
Assicurazioni Generali SpA
8,994
175
Assura PLC(ö)
164,258
169
Assured Guaranty, Ltd.
4,531
208
Atlantic Capital Bancshares, Inc.(Æ)
26,948
509
Axis Capital Holdings, Ltd.
8,545
549
Baloise Holding AG
568
103
Bank of Ireland Group PLC
207,194
1,011
Banner Corp.
12,211
629
Berkshire Hathaway, Inc. Class B(Æ)
1,077
242
BNP Paribas SA
1,450
77
Boardwalk Real Estate Investment
Trust(Ñ)(ö)
11,114
397
Brixmor Property Group, Inc.(ö)
29,836
596
Byline Bancorp, Inc.
31,993
617
CA Immobilien Anlagen AG
5,061
223
Cadence Bancorp
32,538
509
Capital City Bank Group, Inc.
23,652
675
CapitaLand, Ltd.
34,600
91
Capitol Federal Financial, Inc.
5,991
79
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Carter Bank & Trust
33,222
657
Castellum AB
9,715
238
Catena AB
3,183
138
Central Pacific Financial Corp.
34,756
964
Century Bancorp, Inc. Class A
3,580
308
Charter Hall Group - ADR(ö)
22,557
191
Chiba Bank, Ltd. (The)
66,900
361
China Common Rich Renewable Energy
Investments, Ltd.(Æ)(Š)
205,123
—
China Overseas Land & Investment, Ltd.
60,000
193
Chubb, Ltd.
9,024
1,372
Cincinnati Financial Corp.
1,717
180
Civista Bancshares, Inc.
6,312
139
CK Asset Holdings, Ltd.
91,500
585
CK Hutchison Holdings, Ltd. Class B
113,855
1,007
CME Group, Inc. Class A
668
145
Columbia Property Trust, Inc.(ö)
8,221
173
Consolidated-Tomoka Land Co.
6,935
440
Cowen Group, Inc. Class A(Æ)
36,783
591
Credit Saison Co., Ltd.
84,800
1,361
CyrusOne, Inc.(ö)
1,492
91
Dai-ichi Life Holdings, Inc.
116,100
1,717
Daiwa Securities Group, Inc.
257,300
1,303
Derwent London PLC(ö)
4,103
222
Deutsche Wohnen SE
8,775
372
Digital Realty Trust, Inc.(ö)
1,526
188
DNB ASA
11,079
193
Dundee Corp. Class A
76,387
69
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS(ö)
1,939,536
541
Empire State Realty Trust, Inc. Class
A(ö)
14,970
203
Entra ASA(Þ)
18,063
307
Equinix, Inc.(Æ)(ö)
522
308
Equity Commonwealth(ö)
15,002
492
Equity Residential(ö)
6,307
524
ESR Cayman, Ltd.(Æ)(Þ)
69,800
173
Essent Group, Ltd.
8,920
443
Essex Property Trust, Inc.(ö)
2,116
655
Etalon Group, Ltd. - GDR
406,309
933
Everest Re Group, Ltd.
409
113
Extra Space Storage, Inc.(ö)
6,176
684
Fastighets AB Balder Class B(Æ)
3,387
161
Fidelity National Financial, Inc.
2,289
112
Fifth Third Bancorp
38,136
1,085
First American Financial Corp.
1,719
107
First Foundation, Inc.
57,947
956
First Interstate BancSystem, Inc. Class A
11,016
424
Fiserv, Inc.(Æ)
878
104
Foxtons Group PLC(Æ)
302,873
332
Gecina SA(ö)
1,403
265
Genworth MI Canada, Inc.(Ñ)
2,795
123
Global Payments, Inc.
587
115
Globe Life, Inc.(Æ)
1,324
138
GLP J-REIT(Æ)(ö)
230
310
Goodman Group(ö)
16,487
162
Hallmark Financial Services, Inc.(Æ)
42,941
739
Hanover Insurance Group, Inc. (The)
2,874
398
Hartford Financial Services Group, Inc.
20,628
1,223
Healthcare Trust of America, Inc. Class
A(ö)
5,998
192
Healthpeak Properties, Inc.(ö)
10,981
395

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
362 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Henderson Land Development Co., Ltd.
30,000
134
Henry Boot PLC
4,653
20
HomeStreet, Inc.
48,235
1,549
IGM Financial, Inc.
1,960
57
Independent Bank Corp.
24,850
531
Industrial Logistics Properties Trust(ö)
8,769
201
Inmobiliaria Colonial Socimi SA(ö)
11,123
149
Instone Real Estate Group AG(Æ)(Þ)
3,656
95
Intact Financial Corp.
1,572
170
Intesa Sanpaolo SpA
32,121
80
Investors Real Estate Trust(ö)
13,668
1,007
Invitation Homes, Inc.(ö)
19,346
609
Jack Henry & Associates, Inc.
1,519
227
Japan Retail Fund Investment Corp.(ö)
129
276
Jones Lang LaSalle, Inc.
1,335
227
JPMorgan Chase & Co.
2,505
332
Kemper Corp.
7,026
523
Kennedy-Wilson Holdings, Inc.
10,693
231
Keppel DC REIT(ö)
127,400
211
Kilroy Realty Corp.(ö)
7,211
595
Kimco Realty Corp.(ö)
25,877
493
Klepierre SA - GDR(ö)
10,466
356
Ladder Capital Corp. Class A(ö)
21,996
404
Land Securities Group PLC(ö)
15,893
196
LEG Immobilien AG
3,034
375
Legacy Housing Corp.(Æ)(Ñ)
28,510
400
Liberty Property Trust(ö)
2,709
170
Link Real Estate Investment Trust(ö)
21,930
221
Lloyds Banking Group PLC
1,237,778
921
LondonMetric Property PLC(ö)
45,372
136
LSL Property Services PLC
153,001
616
LSR Group PJSC
16,192
229
Mapletree Industrial Trust(ö)
58,900
120
Marsh & McLennan Cos., Inc.
1,766
198
MasterCard, Inc. Class A
5,473
1,729
Medical Properties Trust, Inc.(ö)
16,293
361
Merck & Co., Inc.
2,849
243
Merlin Properties Socimi SA(ö)
10,539
149
MFA Financial, Inc.(ö)
18,145
142
MGIC Investment Corp.
49,737
686
Mirvac Group(ö)
202,136
452
Mitsubishi Estate Co., Ltd.
64,100
1,256
Mitsubishi UFJ Financial Group, Inc.
502,400
2,569
Mitsui Fudosan Co., Ltd.
60,600
1,601
Mitsui Fudosan Logistics Park, Inc.(ö)
39
189
Moscow Exchange MICEX-RTS PJSC
277,447
477
MS&AD Insurance Group Holdings, Inc.
4,200
139
Muenchener Rueckversicherungs-
Gesellschaft AG
486
143
National Bank Holdings Corp. Class A
18,704
610
New World Development Co., Ltd.
248,000
309
New York Community Bancorp, Inc.
4,776
53
Nippon Building Fund, Inc.(ö)
39
315
Nippon REIT Investment Corp.(ö)
51
239
Nomura Holdings, Inc.
501,500
2,570
Nomura Real Estate Holdings, Inc.
11,200
276
Nomura Real Estate Master Fund, Inc.(ö)
192
338
Northeast Bank
16,298
327
Northern Trust Corp.
925
90
Northwest Bancshares, Inc.
4,276
67
Old Republic International Corp.
3,027
68
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Old Second Bancorp, Inc.
46,196
568
Origin Bancorp, Inc.
19,109
673
Park Hotels & Resorts, Inc.(ö)
13,688
300
Parkway Life Real Estate Investment
Trust(Æ)(ö)
70,700
185
PAX Global Technology, Ltd.
1,189,000
548
PayPal Holdings, Inc.(Æ)
15,296
1,742
Piedmont Office Realty Trust, Inc. Class
A(ö)
24,271
563
Plymouth Industrial REIT, Inc.(ö)
38,282
705
PNC Financial Services Group, Inc.
(The)
530
79
Popular, Inc.
19,970
1,118
Principal Financial Group, Inc.
476
25
Progressive Corp. (The)
2,253
182
Prologis, Inc.(ö)
15,357
1,426
Prosperity Bancshares, Inc.
1,729
121
Provident Financial Holdings, Inc.
3,394
75
Public Storage(Æ)(ö)
23,297
3,029
Regency Centers Corp.(ö)
7,391
459
Regional REIT, Ltd.(ö)(Þ)
79,885
123
Reinsurance Group of America, Inc.
Class A
653
94
RenaissanceRe Holdings, Ltd.
6,964
1,319
RioCan Real Estate Investment Trust(ö)
7,510
154
Royal Bank of Canada - GDR
1,201
95
Royal Bank of Scotland Group PLC
176,862
505
Safety Insurance Group, Inc.
1,611
148
SBA Communications Corp.(ö)
304
76
Sberbank of Russia PJSC Class T
288,030
1,135
Segro PLC(ö)
27,655
333
Shenzhen Investment, Ltd.
252,000
87
Shimao Property Holdings, Ltd.
35,500
115
Silvercrest Asset Management Group,
Inc. Class A
31,517
374
Simon Property Group, Inc.(ö)
3,730
497
SITE Centers Corp.(ö)
11,815
150
Sompo Japan Nipponkoa Holdings, Inc.
11,394
425
Sprott, Inc.
297,590
715
Sumitomo Mitsui Financial Group, Inc.
85,700
3,002
Sumitomo Mitsui Trust Holdings, Inc.
28,400
1,043
Sumitomo Realty & Development Co.,
Ltd.
11,115
410
Sun Communities, Inc.(ö)
2,103
341
Sun Hung Kai Properties, Ltd.
48,500
672
Swiss Life Holding AG
225
113
Synchrony Financial
48,423
1,569
Taubman Centers, Inc.(ö)
3,941
104
Territorial Bancorp, Inc.
2,280
66
TFS Financial Corp.
4,546
93
Tiptree Financial, Inc. Class A
54,924
376
Tokio Marine Holdings, Inc.
1,600
87
Tokyu Fudosan Holdings Corp.
34,006
240
Toronto Dominion Bank
1,778
98
Travelers Cos., Inc. (The)
291
38
Turkiye Halk Bankasi AS(Æ)
284,611
329
Two Harbors Investment Corp.(ö)
46,497
710
UDR, Inc.(ö)
20,217
969
UMH Properties, Inc.(ö)
80,377
1,270
UNITE Group PLC (The)(ö)
8,166
137
United Community Banks, Inc.
19,200
536
Uranium Participation Corp.(Æ)
260,864
759

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 363
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Valley National Bancorp
12,043
127
Velocity Financial, Inc.(Æ)
26,709
380
VEREIT, Inc.(ö)
45,846
447
VICI Properties, Inc.(ö)
17,306
464
Visa, Inc. Class A
1,881
374
Vonovia SE
6,752
386
Warehouses De Pauw SCA(Æ)
6,076
173
Wells Fargo & Co.
88,159
4,137
Welltower, Inc.(ö)
11,785
1,001
Western Union Co. (The)
3,341
90
Wharf Real Estate Investment Co., Ltd.
28,195
145
WP Carey, Inc.(ö)
1,843
155
WR Berkley Corp.
1,998
147
Yellow Cake PLC(Æ)(Þ)
158,460
392
Zurich Insurance Group AG
473
197
104,631
Health Care - 2.6%
Accuray, Inc.(Æ)
174,235
678
Agilent Technologies, Inc.
1,264
104
Amgen, Inc.
773
167
Anthem, Inc.(Æ)
286
76
Baxter International, Inc.
2,061
184
Bayer AG
7,550
610
BeiGene, Ltd. - ADR(Æ)(Ñ)
5,727
873
BioSpecifics Technologies Corp.(Æ)
6,093
360
BML, Inc.
19,800
560
Boston Scientific Corp.(Æ)
1,968
82
Bristol-Myers Squibb Co.
21,494
1,353
Cerner Corp.
832
60
Chemed Corp.
214
100
Chr Hansen Holding A/S
9,095
678
Coloplast A/S Class B
4,463
563
Eli Lilly & Co.
1,092
152
Fresenius SE & Co. KGaA
1,706
87
GlaxoSmithKline PLC - ADR
38,480
904
Hogy Medical Co., Ltd.
14,300
489
Invacare Corp.
39,451
303
Johnson & Johnson
27,322
4,068
Laboratory Corp. of America
Holdings(Æ)
583
102
Medtronic PLC
2,537
293
Neos Therapeutics, Inc.(Æ)(Ñ)
37,191
59
Novartis AG
17,995
1,702
Novo Nordisk A/S Class B
15,496
946
Paramount Bed Holdings Co., Ltd.
4,500
186
Pfizer, Inc.
87,930
3,275
Quest Diagnostics, Inc.
1,430
158
Regeneron Pharmaceuticals, Inc.(Æ)
184
62
Roche Holding AG
6,388
2,150
Sanofi - ADR
21,263
2,051
SeaSpine Holdings Corp.(Æ)
28,862
426
Stryker Corp.
936
197
Thermo Fisher Scientific, Inc.
766
240
Toho Holdings Co., Ltd.
18,800
387
UnitedHealth Group, Inc.
1,170
319
Universal Health Services, Inc. Class B
82
11
Varian Medical Systems, Inc.(Æ)
1,065
150
Zoetis, Inc. Class A
1,497
201
25,366
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Materials and Processing - 3.5%
AdvanSix, Inc.(Æ)
3,714
70
Allegheny Technologies, Inc.(Æ)(Ñ)
11,874
205
Amcor, Ltd. Class A
68,291
712
Aspen Aerogels, Inc.(Æ)
45,765
378
Beacon Roofing Supply, Inc.(Æ)
5,678
188
Bear Creek Mining Corp.(Æ)
147,420
258
Cameco Corp. Class A
262,927
2,122
Carpenter Technology Corp.
5,389
214
Centerra Gold, Inc.(Æ)
210,049
1,682
Compagnie de Saint-Gobain SA
2,627
99
Conic Metals Corp.(Æ)
24,879
6
Fastenal Co.
996
35
Fresnillo PLC
34,403
301
Gabriel Resources, Ltd.(Æ)
3,817,742
1,370
Getlink SE
31,474
557
Gold Fields, Ltd. - ADR
158,764
1,027
Haynes International, Inc.
11,118
298
Impala Platinum Holdings, Ltd.(Æ)
59,440
562
International Tower Hill Mines, Ltd.
(Æ)(Ñ)
72,849
40
Intrepid Potash, Inc.(Æ)
152,127
362
Ivanhoe Mines, Ltd. Class A(Æ)
215,902
558
JFE Holdings, Inc.
55,600
652
Kuraray Co., Ltd.
102,700
1,233
LafargeHolcim, Ltd.(Æ)
2,037
104
Landec Corp.(Æ)
97,775
1,095
LG Corp. Class H
4,908
288
Methanex Corp.
6,205
201
MHP SE - GDR
130,364
1,093
Mosaic Co. (The)
13,692
272
New Gold, Inc.(Æ)
996,827
914
Newcrest Mining, Ltd.
105,286
2,120
NexGen Energy, Ltd.(Æ)
503,354
521
Nippon Steel Corp.
188,100
2,594
Northern Dynasty Minerals, Ltd.(Æ)(Ñ)
413,261
175
Novagold Resources, Inc.(Æ)(Ñ)
156,693
1,429
NSK, Ltd.
41,700
345
Pan American Silver Corp.
28,983
666
PGT Innovations, Inc.(Æ)
26,878
417
Polyus PJSC - GDR
15,943
972
PPG Industries, Inc.
1,048
126
Rio Tinto PLC
2,224
120
Safestore Holdings PLC(ö)
8,606
91
Schweitzer-Mauduit International, Inc.
37,317
1,307
Seabridge Gold, Inc.(Æ)
69,991
977
Sonoco Products Co.
1,303
74
Tikkurila OYJ
24,694
426
Travis Perkins PLC
27,538
567
Turquoise Hill Resources, Ltd.(Æ)
2,501,578
1,583
Universal Stainless & Alloy Products,
Inc.(Æ)
35,819
475
Wheaton Precious Metals Corp.
40,645
1,197
Yamato Kogyo Co., Ltd. - GDR
25,300
612
33,690
Producer Durables - 5.5%
Accenture PLC Class A
1,281
263
Aena SA(Þ)
1,237
229
Aeroports de Paris
908
172
Air Transport Services Group, Inc.(Æ)
7,873
165

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
364 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Airports of Thailand PCL
34,100
77
Ametek, Inc.
2,297
223
Andritz AG
16,807
662
Ardmore Shipping Corp.
96,257
592
Argan, Inc.
18,952
798
Asahi Diamond Industrial Co., Ltd.
11,800
64
Atlantia SpA
16,705
411
Auckland International Airport, Ltd.
27,511
154
Automatic Data Processing, Inc.
1,525
261
BAE Systems PLC
257,994
2,158
Bouygues SA - ADR
3,783
149
Bureau Veritas SA
26,004
718
Cintas Corp.
576
161
Concrete Pumping Holdings, Inc.(Æ)
40,173
205
CPI Aerostructures, Inc.(Æ)
54,938
363
Cummins, Inc.
1,241
199
Daiseki Co., Ltd.
11,500
306
Danaher Corp.
1,675
269
Danone SA
10,336
828
Delta Air Lines, Inc.
2,200
123
Denso Corp.
4,200
170
Diana Shipping, Inc.(Æ)
105,923
280
East Japan Railway Co.
23,200
2,053
Eaton Corp. PLC
1,906
180
Ebara Corp.
22,800
628
Eiffage SA
1,886
219
Euronav NV
29,232
289
Ferrovial SA
5,343
170
Flughafen Zurich AG
1,455
253
Fukuda Corp.
2,900
128
Fukushima Industries Corp.
8,200
294
GEA Group AG
26,718
802
Generac Holdings, Inc.(Æ)
1,796
186
Great Lakes Dredge & Dock Corp.(Æ)
60,418
633
Grupo Aeroportuario del Centro Norte
SAB de CV Class B
15,952
121
Grupo Aeroportuario del Pacifico SAB de
CV - ADR
1,448
179
Grupo Aeroportuario del Pacifico SAB de
CV Class B
7,666
95
Guangshen Railway Co., Ltd. Class H
1,886,000
523
Hackett Group, Inc. (The)
31,651
489
Hankook Tire Worldwide Co., Ltd.
25,620
283
HGIM Corp.(Æ)
1,084
12
Hill International, Inc.(Æ)
49,362
163
Hirose Electric Co., Ltd.
3,800
472
Honeywell International, Inc.
1,437
249
Hoshizaki Corp.
5,600
514
Hudson, Ltd. Class A(Æ)
24,274
266
ICF International, Inc.
13,773
1,206
IHS Markit, Ltd.(Æ)
17,951
1,416
International Seaways, Inc.
18,966
422
Japan Steel Works, Ltd. (The)
15,100
268
JGC Holdings Corp.
107,600
1,549
Jiangsu Expressway Co., Ltd. Class H
70,000
87
Johnson Controls International PLC(Æ)
4,336
171
Kajima Corp.
152,000
1,927
Kamigumi Co., Ltd.
18,000
384
KBR, Inc.
38,869
1,057
Komatsu, Ltd.
24,800
545
Koninklijke Vopak NV
3,018
161
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
L3Harris Technologies, Inc.
470
104
Liquidity Services, Inc.(Æ)
54,241
289
Lockheed Martin Corp.
225
96
Lookers PLC
408,076
299
Luks Group Vietnam Holdings Co., Ltd.
390,000
76
Macquarie Infrastructure Corp.
3,272
144
Meggitt PLC
90,394
809
Mitsubishi Corp.
45,600
1,171
Mitsubishi Heavy Industries, Ltd.
13,900
504
Mitsui & Co., Ltd.
73,000
1,300
Morgan Sindall Group PLC
4,172
101
MTR Corp., Ltd.
19,500
109
National Express Group PLC
13,674
81
Nestle SA
12,336
1,362
Nippon Yusen
54,700
869
Norfolk Southern Corp.
484
101
Northrop Grumman Corp.
288
108
Obayashi Corp.
25,500
279
Organo Corp.
7,400
465
Orion Group Holdings, Inc.(Æ)
91,017
393
Orkla ASA
133,087
1,293
PACCAR Financial Corp.
2,756
205
Paychex, Inc.
1,963
168
Persol Holdings Co., Ltd.
94,500
1,692
Quanta Services, Inc.
2,012
79
Radiant Logistics, Inc.(Æ)
54,903
265
Real Alloy(Æ)(Š)
42
1,539
Republic Services, Inc. Class A
2,094
199
Safran SA
1,227
198
Scorpio Tankers, Inc.
30,922
722
Secom Joshinetsu Co., Ltd.
3,362
124
Seiko Epson Corp.
97,700
1,430
Shenzhen Expressway Co., Ltd. Class H
80,000
103
Shenzhen International Holdings, Ltd.
40,500
81
SIA Engineering Co., Ltd.
10,500
20
Singapore Airlines, Ltd.(Æ)
7,500
47
Southwest Airlines Co.
2,117
116
Spirit Airlines, Inc.(Æ)
10,966
450
StealthGas, Inc.(Æ)
189,753
569
Stolt-Nielsen, Ltd. Class A
35,830
463
Sydney Airport
70,695
390
Teekay Tankers, Ltd. Class A(Æ)
40,155
654
Transurban Group - ADR(Æ)
38,821
402
Tsakos Energy Navigation, Ltd.
111,772
346
Tutor Perini Corp.(Æ)
46,173
520
United Parcel Service, Inc. Class B
689
71
United Technologies Corp.
1,848
278
Universal Truckload Services, Inc.
18,173
307
USA Truck, Inc.(Æ)
24,343
139
Vectrus, Inc.(Æ)
11,825
659
Vinci SA
2,581
286
Volvo AB Class B
6,810
116
Waste Management, Inc.
1,864
227
Yamato Holdings Co., Ltd.
119,500
1,916
YRC Worldwide, Inc.(Æ)(Ñ)
136,193
308
Zhejiang Expressway Co., Ltd. Class H
68,000
55
53,491
Technology - 4.7%
Adesto Technologies Corp.(Æ)(Ñ)
39,710
282
Alibaba Group Holding, Ltd. - ADR(Æ)
8,716
1,801

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 365
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Allot Communications, Ltd.(Æ)
49,008
470
Alpha & Omega Semiconductor, Ltd.(Æ)
35,337
431
Alphabet, Inc. Class A(Æ)
3,743
5,363
Alphabet, Inc. Class C(Æ)
45
65
Alteryx, Inc. Class A(Æ)(Ñ)
8,715
1,215
Apple, Inc.
3,026
937
Asure Software, Inc.(Æ)
20,824
176
Axcelis Technologies, Inc.(Æ)
14,748
356
BCE, Inc.
3,125
147
Cars.com, Inc.(Æ)
28,937
338
Cellnex Telecom SA(Þ)
509
25
Cisco Systems, Inc.
2,386
110
Cognizant Technology Solutions Corp.
Class A
32,770
2,011
Coherent, Inc.(Æ)
2,322
328
CommVault Systems, Inc.(Æ)
3,420
154
Cosel Co., Ltd.
27,639
286
CrowdStrike Holdings, Inc. Class A(Æ)
(Ñ)
12,298
751
DSP Group, Inc.(Æ)
12,938
187
Electronic Arts, Inc.(Æ)
9,653
1,042
Facebook, Inc. Class A(Æ)
16,841
3,400
FANUC Corp.
8,900
1,619
GDS Holdings, Ltd. - ADR(Æ)
4,784
248
Icom, Inc.
11,643
269
Infrastrutture Wireless Italiane SpA(Þ)
9,369
97
Intel Corp.
3,978
254
InterXion Holding NV(Æ)
6,227
542
Maxar Technologies, Inc.
38,717
618
Microsoft Corp.
5,728
975
MicroStrategy, Inc. Class A(Æ)
4,306
655
MiX Telematics, Ltd. - ADR
13,290
174
Motorola Solutions, Inc.
891
158
NEC Corp.
3,400
152
NeoPhotonics Corp.(Æ)
47,604
363
NetScout Systems, Inc.(Æ)
7,169
184
Nice, Ltd. - ADR(Æ)(Ñ)
6,096
1,050
NTT DOCOMO, Inc.
6,300
180
NVC Lighting Holdings, Ltd.
873,427
27
Ooma, Inc.(Æ)
29,533
388
Oracle Corp.
61,826
3,243
Plantronics, Inc.
15,267
438
QAD, Inc. Class A
10,904
561
QUALCOMM, Inc.
11,373
970
Salesforce.com, Inc.(Æ)
8,801
1,605
Samsung Electronics Co., Ltd.
2,967
139
ServiceNow, Inc.(Æ)
7,024
2,376
Silverlake Axis, Ltd.
254,181
70
Singapore Telecommunications, Ltd.
638,966
1,545
Sitime Corp.(Æ)
7,983
203
Splunk, Inc.(Æ)
8,131
1,262
SYNNEX Corp.
778
107
Synopsys, Inc.(Æ)
1,245
184
Tencent Holdings, Ltd.
27,406
1,301
Texas Instruments, Inc.
1,867
225
Transcosmos, Inc.
14,700
383
Twilio, Inc. Class A(Æ)
10,829
1,346
Uber Technologies, Inc.(Æ)
16,745
608
Vodafone Group PLC
516,196
1,016
Yahoo! Japan Corp.
150,000
589
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
45,999
Utilities - 4.3%
AES Corp.
4,376
87
ALLETE, Inc.
2,624
219
Alliant Energy Corp.
7,288
433
Ameren Corp.
1,853
152
American Electric Power Co., Inc.
1,001
104
American Water Works Co., Inc.
2,672
364
AT&T, Inc.
5,788
218
Atmos Energy Corp.
1,509
176
Avista Corp.
4,965
252
Brigham Minerals, Inc. Class A
38,617
657
Canadian Natural Resources, Ltd.
8,915
251
Canadian Utilities, Ltd. Class A
6,338
194
CenterPoint Energy, Inc.
2,708
72
Centrais Eletricas Brasileiras SA
109,558
1,003
CGN Power Co., Ltd. Class H(Þ)
523,000
129
Cheniere Energy, Inc.(Æ)
3,744
222
China Mobile, Ltd.
40,500
332
China Telecom Corp., Ltd. Class H
1,882,000
731
Chubu Electric Power Co., Inc.
3,700
50
Chugoku Electric Power Co., Inc. (The)
13,000
172
CLP Holdings, Ltd.
13,500
140
CMS Energy Corp.
3,272
224
Consolidated Edison, Inc.
1,016
96
Dominion Energy, Inc.
4,743
407
DTE Energy Co.
687
91
Duke Energy Corp.
5,559
543
Earthstone Energy, Inc. Class A(Æ)
59,348
297
Edison International
1,698
130
Electric Power Development Co., Ltd.
65,100
1,466
Electricite de France SA
155,837
1,922
Elia System Operator SA
1,917
185
Enbridge, Inc.
16,570
674
Enel SpA
35,287
307
Energias de Portugal SA
43,633
219
Engie SA
45,305
780
ENN Energy Holdings, Ltd.
6,596
77
Entergy Corp.
1,338
176
Essential Utilities, Inc.
2,090
109
Evergy, Inc.
690
50
Eversource Energy(Æ)
1,839
170
Exelon Corp.
20,585
980
Federal Grid PJSC
609,265,540
2,087
FirstEnergy Corp.
5,586
283
Fortis, Inc.
1,719
75
Fortum OYJ
6,776
164
Guangdong Investment, Ltd.
47,039
95
Hawaiian Electric Industries, Inc.
2,396
117
HighPoint Resources Corp.(Æ)
691,073
802
Hiroshima Gas Co., Ltd.
14,600
47
HK Electric Investments & HK Electric
Investments, Ltd.
184,500
184
Hokkaido Gas Co., Ltd.
3,600
54
Hydro One, Ltd.(Þ)
470
10
Iberdrola SA
28,175
308
Idacorp, Inc.
367
41
Infraestructura Energetica Nova SAB
de CV
15,860
75
Inpex Corp.
31,700
297

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
366 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
International Business Machines Corp.
168
24
KDDI Corp.
41,900
1,248
Keyera Corp.
3,611
94
Korea Electric Power Corp.
15,053
319
Korea Electric Power Corp. - ADR
44,807
474
KT Corp.
16,509
350
KT Corp. - ADR
206,235
2,149
Mammoth Energy Services, Inc.(Ñ)
67,123
95
MDU Resources Group, Inc.
4,149
123
MEG Energy Corp. Class A(Æ)
297,197
1,518
National Grid PLC
15,497
207
Neoenergia SA
12,812
77
New Jersey Resources Corp.
4,287
177
NextEra Energy, Inc.
3,602
967
Nippon Telegraph & Telephone Corp.
80,810
2,057
NorthWestern Corp.
5,801
446
OGE Energy Corp.
3,842
176
Orsted A/S Class A(Þ)
2,756
300
Osaka Gas Co., Ltd.
44,100
742
Pattern Energy Group, Inc. Class A
2,424
65
PCCW, Ltd.
131,000
77
Pembina Pipeline Corp.
6,092
233
Pinnacle West Capital Corp.
725
71
Plains GP Holdings, LP Class A(Æ)
3,027
50
Portland General Electric Co.
5,960
367
Power Assets Holdings, Ltd.
12,000
86
PPL Corp.
35,948
1,301
Public Service Enterprise Group, Inc.
2,811
166
Rosehill Resources, Inc. Class A(Æ)
25,053
27
RusHydro PJSC
248,504,026
2,674
Scottish & Southern Energy PLC
5,991
120
Sempra Energy
1,578
253
Shenergy Co., Ltd. Class A
122,100
96
Shizuoka Gas Co., Ltd.
5,200
42
South Jersey Industries, Inc.(Ñ)
8,548
263
Southern Co. (The)
4,394
309
Spok Holdings, Inc.
7,536
80
TC Energy Corp.(Æ)
10,906
598
Tele2 AB Class B
13,223
199
Telecom Italia SpA(Æ)
136,315
73
TELUS Corp.
968
39
Tohoku Electric Power Co., Inc.
5,800
54
Tokyo Gas Co., Ltd.
80,300
1,760
Uniper SE
3,493
115
United Utilities Group PLC
5,213
70
Unitil Corp.
4,253
262
Verbund AG Class A
2,670
141
Verizon Communications, Inc.
5,620
334
Vistra Energy Corp.
2,301
52
WEC Energy Group, Inc.(Æ)
3,921
392
41,412
Total Common Stocks
(cost $346,809) 367,363
Preferred Stocks - 2.2%
Consumer Discretionary - 0.2%
CHS, Inc.
7.500% due 01/21/25(¢)
15,020
424
Ford Motor Credit Co. LLC
6.000% due 12/01/59
11,400
299
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
GMAC Capital Trust I
7.477% due 02/15/40
12,417
331
Hyundai Motor Co.
5.263% (Ÿ)
7,818
528
1,582
Consumer Staples - 0.0%
Dairy Farmers of America, Inc.
7.875% due 03/27/20(¢)(Þ)
2,100
210
7.875% due 12/01/25(¢)(Þ)
2,500
249
459
Energy - 0.1%
Sempra Energy
5.750% due 07/01/79
18,598
497
Financial Services - 1.4%
Aegon Funding Corp. II
5.100% due 12/15/49
12,548
324
Affiliated Managers Group, Inc.
5.875% due 03/30/59
12,000
329
Allstate Corp. (The)
5.100% due 10/15/24(¢)
12,245
323
American Financial Group, Inc.
5.875% due 03/30/59
5,908
164
American International Group, Inc.
5.850% due 03/15/24(¢)
9,792
269
Apollo Global Management, Inc.
6.375% due 03/15/23(¢)
17,956
488
Arch Capital Group, Ltd.
5.250% due 09/29/21(¢)
11,100
288
Athene Global Funding
6.350% due 06/30/29(¢)
12,014
344
Bank of America Corp.
7.250%
153
241
5.875% due 07/24/23(¢)
14,725
405
6.000% due 05/16/23(¢)
10,425
289
5.000% due 09/17/24(¢)
1,594
42
Berkley (WR) Corp.
5.700% due 03/30/58
15,000
411
Capital One Financial Corp.
4.800% due 06/01/25(¢)
2,275
56
Citizens Financial Group, Inc.
6.350% due 04/06/24(¢)
4,293
119
CoBank ACB
6.250% due 10/01/22(¢)
7,300
780
Digital Realty Trust, Inc.
5.200% due 10/10/24(¢)
7,000
182
Dime Community Bancshares, Inc.
5.500% due 02/15/25(¢)
6,000
154
Equitable Holdings, Inc.
5.250% due 12/15/24(¢)
6,400
168
Farm Credit Bank of Texas
6.750% due 09/15/23(¢)(Þ)
5,596
603
First Republic Bank
5.500% due 06/30/23(¢)
2,852
77
4.700% due 12/31/24(¢)
5,937
152
Global Net Lease, Inc.
7.250% due 09/12/22(¢)
9,401
250
Hartford Financial Services Group, Inc.
(The)
6.000% due 11/15/23(¢)
5,973
166

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 367
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Iberiabank Corp.
6.100% due 05/01/24(¢)
10,000
273
JPMorgan Chase & Co.
5.750% due 12/01/23(¢)
5,725
157
MetLife, Inc.
4.750% due 03/15/25(¢)
11,600
297
Monmouth Real Estate Investment Corp.
6.125% due 9/15/21(¢)
13,484
339
Morgan Stanley
6.375% due 10/15/24(¢)
12,885
371
5.850% due 04/15/27(¢)
12,013
345
National Storage Affiliates Trust
6.000% due 10/11/22(¢)
6,014
164
PartnerRe, Ltd.
5.875% due 04/29/21(¢)
3,316
87
PS Business Parks, Inc.
5.200% due 11/04/24(¢)
7,000
177
Regions Financial Corp.
5.700% due 05/15/29(¢)
13,914
397
RenaissanceRe Holdings, Ltd.
5.750% due 06/30/23(¢)
8,345
230
Rexford Industrial Realty, Inc.
5.875% due 8/16/21(¢)
15,415
401
SITE Centers Corp.
6.375% due 6/5/22(¢)
2,144
58
South Jersey Industries, Inc.
5.625% due 09/16/79
14,000
370
Spirit Realty Capital, Inc.
6.000% due 10/03/22(¢)
12,018
321
State Street Corp.
5.900% due 03/15/24(¢)
1,797
51
Summit Hotel Properties, Inc.
6.250% due 11/13/22(¢)
8,000
214
Synchrony Financial
5.625% due 11/15/24(¢)
8,000
208
Synovus Financial Corp.
5.875% due 07/01/24(¢)
9,000
242
UMH Properties, Inc.
6.750% due 07/26/22(¢)
5,925
157
Unum Group
6.250% due 06/15/58
9,924
275
Voya Financial, Inc.
5.350% due 09/15/29(¢)
7,952
222
W.R. Berkley Corp.
5.100% due 12/30/59
14,200
369
Wells Fargo & Co.
5.850% due 09/15/23(¢)
6,575
179
5.125% due 03/27/20(¢)
6,225
158
4.750% due 03/15/25(¢)
14,350
361
5.625% due 06/15/22(¢)
6,374
169
5.500% due 09/15/21(¢)
7,848
204
5.700% due 03/15/21(¢)
8,344
216
WR Berkley Corp.
5.750% due 06/01/56
6,308
165
13,801
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
0.369% (Ÿ)
7,648
446
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Utilities - 0.5%
Algonquin Power & Utilities Corp.
6.875% due 10/17/78
11,275
320
6.200% due 07/01/79
8,088
234
AT&T, Inc.
5.625% due 08/01/67
7,097
193
5.000% due 12/12/24(¢)
6,250
163
CMS Energy Corp.
5.875% due 03/01/79
11,000
307
Duke Energy Corp.
5.750% due 06/15/24(¢)
11,974
338
Enbridge, Inc.
6.375% due 04/15/78
6,957
189
Energy Transfer Operating, LP
7.625% due 08/15/23(¢)
18,971
472
7.600% due 05/15/24(¢)
4,925
124
Integrys Holding, Inc.
6.000% due 08/01/73
10,150
279
NextEra Energy Capital Holdings, Inc.
5.650% due 03/01/79
14,851
411
NiSource, Inc.
6.500% due 03/15/24(¢)
7,609
213
SCE Trust V
5.450% due 03/15/26(¢)
10,600
263
Southern Co. (The)
4.950% due 01/30/80
29,200
745
Spire, Inc.
5.900% due 08/15/24(¢)
9,413
255
4,506
Total Preferred Stocks
(cost $20,044) 21,291
Options Purchased - 3.2%
(Number of Contracts)
EURO STOXX 50 Index
Futures
Goldman Sachs Feb 2020 3,315.03
Put (12,253) EUR 45,049 (ÿ) 69
Fannie Mae Bonds
JPMorgan Chase Feb 2020 101.70
Call (1) USD 229,000 (ÿ) 1,361
JPMorgan Chase Feb 2020 103.00
Call (1) USD 54,000 (ÿ) 140
JPMorgan Chase Feb 2020 104.16
Call (1) USD 32,000 (ÿ) 103
IBEX 35 Index Futures
Morgan Stanley Mar 2020 9,508.47
Call (5,521) USD 52,496 (ÿ) 238
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Bank of America, USD 1.550%/USD 3
Month LIBOR, USD 6,201, 09/24/29)
Bank of America Sep 2029 0.00
Call (1)
6,201
(ÿ)
553
(Bank of America, USD 1.585%/USD 3
Month LIBOR, USD 6,050, 10/01/24)
Bank of America Oct 2024 0.00
Call (1)
6,050
(ÿ)
621
(Bank of America, USD 1.725%/USD 3
Month LIBOR, USD 5,672, 10/02/24)
Bank of America Oct 2024 0.00
Call (1)
5,672
(ÿ)
666

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
368 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Bank of America, USD 1.823%/USD 3
Month LIBOR, USD 6,126, 09/25/29)
Bank of America Sep 2029 0.00
Call (1)
6,126
(ÿ)
662
(Bank of America, USD 1.833%/USD 3
Month LIBOR, USD 3,819, 09/19/24)
Bank of America Sep 2024 0.00
Call (1)
3,819
(ÿ)
494
(Bank of America, USD 1.885%/USD 3
Month LIBOR, USD 4,084, 09/19/29)
Bank of America Sep 2029 0.00
Call (1)
4,084
(ÿ)
460
(Bank of America, USD 1.905%/USD 3
Month LIBOR, USD 7,562, 09/19/29)
Bank of America Sep 2029 0.00
Call (1)
7,562
(ÿ)
490
(Bank of America, USD 1.985%/USD 3
Month LIBOR, USD 2,440, 01/21/25)
Bank of America Jan 2025 0.00
Call (1)
2,440
(ÿ)
368
(Bank of America, USD 2.048%/USD 3
Month LIBOR, USD 11,344, 09/24/29)
Bank of America Sep 2029 0.00
Call (1)
11,344
(ÿ)
803
(Citigroup, USD 1.580%/USD 3 Month
LIBOR, USD 66,976, 03/13/20)
Citigroup Mar 2020 0.00 Call (1)
35,343
(ÿ)
489
(Citigroup, USD 1.734%/USD 3 Month
LIBOR, USD 45,361, 02/10/20)
Citigroup Feb 2020 0.00 Call (1)
45,361
(ÿ)
1,172
(Citigroup, USD 1.794%/USD 3 Month
LIBOR, USD 6,050, 10/02/29)
Citigroup Oct 2029 0.00 Call (1)
6,050
(ÿ)
641
(Goldman Sachs, USD 1.569%/USD 3
Month LIBOR, USD 1,966, 09/20/24)
Goldman Sachs Sep 2024 0.00
Call (1)
1,966
(ÿ)
198
(Goldman Sachs, USD 1.687%/USD 3
Month LIBOR, USD 5,672, 10/03/24)
Goldman Sachs Oct 2024 0.00
Call (1)
5,672
(ÿ)
642
(Goldman Sachs, USD 1.736%/USD 3
Month LIBOR, USD 3,781, 10/09/24)
Goldman Sachs Oct 2024 0.00
Call (1)
3,781
(ÿ)
449
(Goldman Sachs, USD 1.741%/USD 3
Month LIBOR, USD 5,672, 09/24/24)
Goldman Sachs Sep 2024 0.00
Call (1)
5,672
(ÿ)
674
(Goldman Sachs, USD 1.776%/USD 3
Month LIBOR, USD 7,562, 09/27/24)
Goldman Sachs Sep 2024 0.00
Call (1)
7,562
(ÿ)
929
(Goldman Sachs, USD 1.790%/USD 3
Month LIBOR, USD 7,562, 09/25/24)
Goldman Sachs Sep 2024 0.00
Call (1)
7,562
(ÿ)
941
(Goldman Sachs, USD 1.804%/USD 3
Month LIBOR, USD 11,041, 09/25/29)
Goldman Sachs Sep 2029 0.00
Call (1)
11,041
(ÿ)
670
(Goldman Sachs, USD 1.865%/USD 3
Month LIBOR, USD 11,343, 09/28/29)
Goldman Sachs Sep 2029 0.00
Call (1)
11,343
(ÿ)
716
(Goldman Sachs, USD 1.920%/USD 3
Month LIBOR, USD 7,562, 09/20/29)
Goldman Sachs Sep 2029 0.00
Call (1)
7,562
(ÿ)
494
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Goldman Sachs, USD 1.985%/USD 3
Month LIBOR, USD 9,453, 10/11/29)
Goldman Sachs Oct 2029 0.00
Call (1)
9,453
(ÿ)
644
(JP Morgan, USD 1.976%/USD 3 Month
LIBOR, USD 5,294, 10/17/29)
JPMorgan Chase Oct 2029 0.00
Call (1)
5,294
(ÿ)
635
(JP Morgan, USD 2.028%/USD 3 Month
LIBOR, USD 2,579, 01/22/30)
JPMorgan Chase Jan 2030 0.00
Call (1)
2,579
(ÿ)
347
(JP Morgan, USD 2.051%/USD 3 Month
LIBOR, USD 6,050, 09/26/29)
JPMorgan Chase Sep 2029 0.00
Call (1)
6,050
(ÿ)
762
(Bank of America, USD 3 Month LIBOR/
USD 1.550%, USD 6,201, 09/24/29)
Bank of America Sep 2029 0.00
Put (1)
6,201
(ÿ)
805
(Bank of America, USD 3 Month LIBOR/
USD 1.585%, USD 6,050, 10/01/24)
Bank of America Oct 2024 0.00
Put (1)
6,050
(ÿ)
828
(Bank of America, USD 3 Month LIBOR/
USD 1.725%, USD 5,672, 10/02/24)
Bank of America Oct 2024 0.00
Put (1)
5,672
(ÿ)
677
(Bank of America, USD 3 Month LIBOR/
USD 1.823%, USD 6,126, 09/25/29)
Bank of America Sep 2029 0.00
Put (1)
6,126
(ÿ)
656
(Bank of America, USD 3 Month LIBOR/
USD 1.833%, USD 3,819, 09/19/24)
Bank of America Sep 2024 0.00
Put (1)
3,819
(ÿ)
407
(Bank of America, USD 3 Month LIBOR/
USD 1.885%, USD 4,084, 09/19/29)
Bank of America Sep 2029 0.00
Put (1)
4,084
(ÿ)
418
(Bank of America, USD 3 Month LIBOR/
USD 1.905%, USD 7,562, 09/19/29)
Bank of America Sep 2029 0.00
Put (1)
7,562
(ÿ)
463
(Bank of America, USD 3 Month LIBOR/
USD 1.985%, USD 2,440, 01/21/25)
Bank of America Jan 2025 0.00
Put (1)
2,440
(ÿ)
236
(Bank of America, USD 3 Month LIBOR/
USD 2.048%, USD 11,344, 09/24/29)
Bank of America Sep 2029 0.00
Put (1)
11,344
(ÿ)
631
(Citigroup, USD 3 Month LIBOR/USD
1.580%, USD 66,976, 03/13/20)
Citigroup Mar 2020 0.00 Put (1)
35,343
(ÿ)
33
(Citigroup, USD 3 Month LIBOR/USD
1.794%, USD 6,050, 10/02/29)
Citigroup Oct 2029 0.00 Put (1)
6,050
(ÿ)
663
(Citigroup, USD 3 Month LIBOR/USD
1.924%, USD 45,361, 02/10/20)
Citigroup Feb 2020 0.00 Put (1)
45,361
(ÿ)
1
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.569%, USD 1,966, 09/20/24)
Goldman Sachs Sep 2024 0.00
Put (1)
1,966
(ÿ)
273
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.687%, USD 5,672, 10/03/24)
Goldman Sachs Oct 2024 0.00
Put (1)
5,672
(ÿ)
704

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 369
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.736%, USD 3,781, 10/09/24)
Goldman Sachs Oct 2024 0.00
Put (1)
3,781
(ÿ)
448
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.741%, USD 5,672, 09/24/24)
Goldman Sachs Sep 2024 0.00
Put (1)
5,672
(ÿ)
666
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.776%, USD 7,562, 09/27/24)
Goldman Sachs Sep 2024 0.00
Put (1)
7,562
(ÿ)
857
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.790%, USD 7,562, 09/25/24)
Goldman Sachs Sep 2024 0.00
Put (1)
7,562
(ÿ)
845
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.804%, USD 11,041, 09/25/29)
Goldman Sachs Sep 2029 0.00
Put (1)
11,041
(ÿ)
724
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.865%, USD 11,343, 09/28/29)
Goldman Sachs Sep 2029 0.00
Put (1)
11,343
(ÿ)
715
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.920%, USD 7,562, 09/20/29)
Goldman Sachs Sep 2029 0.00
Put (1)
7,562
(ÿ)
459
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.985%, USD 9,453, 10/11/29)
Goldman Sachs Oct 2029 0.00
Put (1)
9,453
(ÿ)
550
(JP Morgan, USD 3 Month LIBOR/USD
1.976%, USD 5,294, 10/17/29)
JPMorgan Chase Oct 2029 0.00
Put (1)
5,294
(ÿ)
507
(JP Morgan, USD 3 Month LIBOR/USD
2.028%, USD 2,579, 01/22/30)
JPMorgan Chase Jan 2030 0.00
Put (1)
2,579
(ÿ)
269
(JP Morgan, USD 3 Month LIBOR/USD
2.051%, USD 6,050, 09/26/29)
JPMorgan Chase Sep 2029 0.00
Put (1)
6,050
(ÿ)
547
Total Options Purchased
(cost $28,913) 30,813
Warrants & Rights - 0.0%
Harvey Gulf International Marine LLC
(Æ)
2023  Warrants 4,847 52
Pan American Silver Corp. ( Æ ) (Š)
2029  Rights 206,819 136
Total Warrants & Rights
(cost $226) 188
Short-Term Investments - 24.4%
Allscripts Healthcare Solutions, Inc.
1.250% due 07/01/20
492
490
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/21
BRL 1,140
281
CalAmp Corp.
1.625% due 05/15/20
735
724
Cardtronics, Inc.
1.000% due 12/01/20
950
999
Citigroup, Inc.
5.950% due 07/27/20 (Ê)
143
153
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Colombian Titulos de Tesoreria
Series B
11.000% due 07/24/20
COP 12,246,200
3,693
Colony Capital, Inc.
3.875% due 01/15/21
1,688
1,688
Commercial Barge Line Co. Term Loan
B1
10.527% due 11/12/20 (Ê)
721
321
10.599% due 11/12/20 (Ê)
11
5
Constellis Holdings LLC Term Loan
11.669% due 12/16/20 (Ê)
121
120
Ctrip.com International, Ltd.
1.000% due 07/01/20
1,195
1,180
Echo Global Logistics, Inc.
2.500% due 05/01/20
839
835
Education Advisory Board 1st Lien Term
Loan
5.736% due 02/27/20 (Ê)
139
139
Forestar Group, Inc.
3.750% due 03/01/20
825
824
GNC Holdings, Inc.
1.500% due 08/15/20
431
414
InterDigital, Inc.
1.500% due 03/01/20
366
365
North American Lifting Holdings, Inc.
1st Lien Term Loan
6.445% due 11/27/20 (Ê)
695
620
NPC International, Inc. 1st Lien Term
Loan
0.000% due 04/17/20 (~)(Ê)(v)
27
26
Pattern Energy Group, Inc.
Class X
4.000% due 07/15/20
422
427
PennyMac Corp.
5.375% due 05/01/20
1,718
1,727
PRA Group, Inc.
3.000% due 08/01/20
1,665
1,660
Southcross Energy Partners, LP Delayed
Draw Term Loan
11.670% due 04/30/20 (Ê)
4
4
Thailand Government International Bond
2.550% due 06/26/20
THB 1,800
58
U.S. Cash Management Fund (@)
200,030,997
(∞)
200,110
United States Treasury Bills
1.620% due 02/20/20 (ç)(ž)
648
647
1.836% due 03/12/20 (ç)(ž)
4,224
4,215
1.487% due 04/02/20 (ž)
185
185
1.503% due 04/09/20 (ž)
257
256
1.507% due 04/16/20 (ž)
775
773
1.507% due 04/16/20 (ž)
1,585
1,580
1.522% due 05/21/20 (ž)
293
292
1.519% due 06/04/20 (ž)
2,446
2,433
1.505% due 06/11/20 (ž)
1,552
1,544
1.505% due 06/11/20 (ž)
4,400
4,376
1.505% due 06/18/20 (ž)
1,280
1,273
1.507% due 07/09/20 (ž)
200
199
1.498% due 07/16/20 (ž)
1,210
1,202
Vitamin Shoppe, Inc.
2.250% due 12/01/20
393
392
Whiting Petroleum Corp.
1.250% due 04/01/20
568
562
Total Short-Term Investments
(cost $237,344) 236,792

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
370 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Other Securities - 1.4%
U.S. Cash Collateral Fund(×)(@)
13,461,464
(∞)
13,461
Total Other Securities
(cost $13,461) 13,461
Total Investments 102.0%
(identified cost $969,300) 991,068
Other Assets and Liabilities,
Net - (2.0%)
(19,317)
Net Assets - 100.0%
971,751

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 371
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
3.8%
Aena SA 11/09/15 EUR 1,237 106.82 132
229
Apollo Management Holdings, LP 12/10/19 122,000 100.43 123
125
AXA SA 01/14/19 600,000 106.57 639
795
Bank of China (Hong Kong), Ltd. 09/11/18 800,000 100.09 801
868
BHP Billiton Finance USA, Ltd. 07/15/16 650,000 112.18 729
764
BNP Paribas SA 07/14/16 200,000 102.30 205
211
BNP Paribas SA 07/14/16 300,000 113.00 339
338
BNP Paribas SA 08/13/18 500,000 105.48 527
581
Cellnex Telecom SA 01/23/20 EUR 509 47.98 24
25
CGN Power Co., Ltd. 09/23/19 HKD 523,000 0.26 136
129
Credit Agricole SA 02/03/16 600,000 102.61 616
728
Credit Agricole SA 02/20/19 200,000 100.00 200
221
Credit Agricole SA 03/12/19 200,000 107.50 215
228
Credit Suisse Group AG 07/09/18 800,000 102.93 823
881
Credit Suisse Group AG 08/14/19 500,000 100.00 500
554
Credit Suisse Group AG 10/15/19 200,000 108.41 217
227
Dai-ichi Life Insurance Co., Ltd. (The) 07/13/16 200,000 100.00 200
210
Dai-ichi Life Insurance Co., Ltd. (The) 09/18/17 300,000 107.41 322
329
Dai-ichi Life Insurance Co., Ltd. (The) 09/20/17 450,000 113.10 509
480
Dairy Farmers of America, Inc. 08/05/16 2,500 106.50 267
249
Dairy Farmers of America, Inc. 03/20/17 2,100 10,687.50 224
210
Dresdner Funding Trust I 07/18/16 300,000 115.00 345
410
Electricite de France SA 03/04/19 500,000 101.84 509
526
Enel SpA 12/07/16 450,000 114.36 515
531
Entra ASA 11/01/16 NOK 18,063 11.73 212
307
ESR Cayman, Ltd. 12/17/19 HKD 69,800 2.22 155
173
Farm Credit Bank of Texas 07/18/16 5,596 106.13 595
603
Fortive Corp. 11/21/19 902,000 98.58 889
908
Granite Point Mortgage Trust, Inc. 12/07/17 1,166,000 100.56 1,173
1,181
Hanwha Life Insurance Co., Ltd. 04/16/18 200,000 100.00 200
204
High Ridge Brands Co. 03/17/17 1,640,000 — 1,620
—
HSBC Capital Funding, LP 07/14/16 325,000 145.95 474
536
Hydro One, Ltd. 01/31/20 CAD 470 20.30 10
10
Infrastrutture Wireless Italiane SpA 01/09/17 EUR 9,369 4.71 44
97
Instone Real Estate Group AG 03/28/19 EUR 3,656 22.52 82
95
Itau Unibanco Holding SA 11/13/19 200,000 100.00 200
205
JPMorgan Chase Commercial Mortgage Securities Trust 04/11/19 158,000 97.98 155
159
Land O'Lakes, Inc. 03/28/17 185,000 100.00 185
175
LCM XVIII, LP 04/12/18 500,000 100.00 500
473
Marble Point CLO XII, Ltd. 04/10/18 700,000 100.00 700
616
Meiji Yasuda Life Insurance Co. 05/30/18 200,000 102.91 206
223
MetLife Capital Trust IV 07/15/16 700,000 122.03 854
952
MetLife, Inc. 07/14/16 550,000 137.70 757
828
Mitsui Sumitomo Insurance Co., Ltd. 02/27/19 800,000 100.60 805
899
Morgan Stanley Bank of America Merrill Lynch Trust 11/01/17 716,000 85.73 614
691
Morgan Stanley Capital I Trust 07/26/17 496,000 88.37 438
461
Morgan Stanley Capital I Trust 08/21/17 586,000 87.78 514
545
Nippon Life Insurance Co. 01/13/16 300,000 99.68 299
330
Nippon Life Insurance Co. 05/30/18 205,000 103.01 211
217
Nippon Life Insurance Co. 02/08/19 300,000 102.70 308
329
Nippon Life Insurance Co. 01/15/20 200,000 100.00 200
203
One Call Corp. 02/19/19 8,019,205 87.47 7,014
7,691
Orsted A/S 05/25/18 DKK 2,756 78.72 210
300
Pluralsight, Inc. 01/15/20 346,000 90.83 314
311
Rackspace Hosting, Inc. 10/18/19 181,000 91.39 165
179
Regional REIT, Ltd. 09/23/19 GBP 79,885 1.29 103
123
Scandinavian Tobacco Group A/S 01/27/20 DKK 14,385 13.00 187
189
Societe Generale SA 09/21/17 200,000 108.55 217
213
Societe Generale SA 02/07/18 200,000 112.01 224
226
Sompo Japan Insurance, Inc. 02/09/18 200,000 105.67 211
214
Sound Point CLO III-R, Ltd. 01/09/19 500,000 96.11 481
444
Sound Point CLO XIX, Ltd. 03/27/18 700,000 99.11 694
609
Standard Chartered PLC 02/07/18 200,000 109.87 220
221
Standard Chartered PLC 10/11/18 200,000 101.25 203
214
Steele Creek CLO, Ltd. 03/28/18 1,125,000 100.00 1,124
950
Sumitomo Life Insurance Co. 06/14/18 200,000 108.96 218
225
Swiss Re Finance (Luxembourg) SA 03/26/19 400,000 100.00 400
455

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
372 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Trinitas CLO VIII, Ltd. 07/11/19 250,000 90.22 226
228
Trinitas CLO X, Ltd. 03/15/19 550,000 95.24 524
542
UBS Group Funding Switzerland AG 01/28/19 400,000 100.00 400
440
UBS-Barclays Commercial Mortgage Trust 10/18/17 66,000 70.66 47
59
Vonage Holdings Corp. 01/09/20 489,000 90.72 444
464
Western Digital Corp. 01/28/19 528,000 90.55 478
529
WFRBS Commercial Mortgage Trust 11/01/17 31,000 88.77 28
31
Yellow Cake PLC 07/08/19 GBP 158,460 2.60 412
392
ZAIS CLO 11, Ltd. 11/16/18 750,000 97.19 729
630
37,148
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 373
Variable Rate Securities
Securities Referenced Rate Spread %
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.500
Advanced Integration Technology, LP 1st Lien Term Loan B1 USD 1 Month LIBOR 4.750
AgroFresh, Inc. Term Loan B USD 1 Month LIBOR 4.750
AGS LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Air Methods Corp. Term Loan B USD 3 Month LIBOR 3.500
Albea Beauty Holdings SA Term Loan B2 USD 3 Month LIBOR 3.000
Almonde, Inc. 1st Lien Term Loan B USD 2 Month LIBOR 3.500
Alphabet Holding Co., Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.500
Alvogen Group, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.750
American International Group, Inc. USD 3 Month LIBOR 4.195
American International Group, Inc. USD 3 Month LIBOR 2.868
Amneal Pharmaceuticals LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Anastasia Parent LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.750
AP Exhaust Acquisition LLC 2019 Term Loan A1 USD 3 Month LIBOR 5.000
AP Exhaust Acquisition LLC 2019 Term Loan B USD 3 Month LIBOR 5.000
Apollo Management Holdings, LP
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.266
AppLovin Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Aretec Group, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.250
Argentum 47, Inc.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.265
Arterra Wines Canada, Inc. 1st Lien Term Loan B1 USD 3 Month LIBOR 2.750
Ascend Learning LLC Term Loan B USD 1 Month LIBOR 3.000
Assurant, Inc. USD 3 Month LIBOR 4.135
AXA SA USD 3 Month LIBOR 2.256
AXIS Specialty Finance LLC
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.186
Banco Bilbao Vizcaya Argentaria, SA
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 5.192
Bank of America Corp. USD 3 Month LIBOR 2.931
Bank of America Corp. USD 3 Month LIBOR 3.705
Bank of America Corp. USD 3 Month LIBOR 2.664
Bank of America Corp. USD 3 Month LIBOR 4.174
Bank of America Corp. USD 3 Month LIBOR 3.898
Bank of China (Hong Kong), Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.036
Barclays PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 6.772
BHP Billiton Finance USA, Ltd.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.093
Blount International, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
BNP Paribas SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 6.314
BNP Paribas SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.150
BNP Paribas SA USD 3 Month LIBOR 1.290
Boxer Parent Co., Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.250
Brookfield WEC Holdings, Inc. Term Loan USD 1 Month LIBOR 3.000
Caesars Entertainment Operating Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Cambium Learning Group, Inc. Term Loan USD 1 Month LIBOR 4.500
Carestream Health, Inc. Term Loan USD 1 Month LIBOR 6.000
Change Healthcare Holdings LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Charming Charlie, Inc. Converted Term Loan B USD 1 Month LIBOR 0.000
Charming Charlie, Inc. Delayed Draw Term Loan USD 3 Month LIBOR 0.000
Charming Charlie, Inc. Term Loan USD 1 Month LIBOR 22.000

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
374 Multi-Strategy Income Fund
Variable Rate Securities
Securities Referenced Rate Spread %
CHG PPC Parent LLC Term Loan B USD 1 Month LIBOR 2.750
Citigroup, Inc. Secured Overnight Financing Rate 3.813
Citigroup, Inc. Secured Overnight Financing Rate 3.234
Citigroup, Inc. USD 3 Month LIBOR 4.517
Citigroup, Inc. USD 3 Month LIBOR 4.068
Citigroup, Inc. USD 3 Month LIBOR 4.230
Citigroup, Inc. USD 3 Month LIBOR 3.905
Clear Channel Outdoor Holdings, Inc. Term Loan B USD 1 Month LIBOR 3.500
CoBank ACB USD 3 Month LIBOR 4.660
Commercial Barge Line Co. Term Loan B1 USD 1 Month LIBOR 8.750
Commercial Barge Line Co. Term Loan B1 USD 3 Month LIBOR 8.750
Constellis Holdings LLC 1st Lien Term Loan USD 3 Month LIBOR 4.000
Constellis Holdings LLC 1st Lien Term Loan USD 3 Month LIBOR 5.000
Constellis Holdings LLC 2nd Lien Term Loan USD 3 Month LIBOR 9.000
Constellis Holdings LLC Term Loan USD 1 Month LIBOR 10.000
Cortes NP Acquisition Corp Term Loan B USD 1 Month LIBOR 4.000
Credit Agricole SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.319
Credit Agricole SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 6.185
Credit Agricole SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.898
Credit Suisse Group AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.108
Credit Suisse Group AG
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.822
Credit Suisse Group AG
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.332
Credit Suisse Group AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.600
CT Technologies Intermediate Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.250
Dai-ichi Life Insurance Co., Ltd. (The) USD 3 Month LIBOR 4.560
Dai-ichi Life Insurance Co., Ltd. (The) USD 3 Month LIBOR 3.680
Dai-ichi Life Insurance Co., Ltd. (The) USD 3 Month LIBOR 3.660
Delta 2 (LUX ) Sarl Term Loan B USD 1 Month LIBOR 2.500
Diamond (BC) BV 1st Lien Term Loan USD 3 Month LIBOR 3.000
DiversiTech Holdings, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 3.000
DNB Bank ASA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.080
Dominion Energy, Inc.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 2.993
Duke Energy Corp.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.388
EagleView Technology Corp. 1st Lien Term Loan B1 USD 3 Month LIBOR 3.500
ECI Macola/Max Holding LLC 1st Lien Term Loan B USD 3 Month LIBOR 4.250
ECI Macola/Max Holding LLC 2nd Lien Term Loan USD 3 Month LIBOR 8.000
Education Advisory Board 1st Lien Term Loan USD 3 Month LIBOR 3.750
Electricite de France SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 10 Year Rate 3.041
Ellie Mae, Inc. Term Loan USD 3 Month LIBOR 3.750
Emera, Inc. USD 3 Month LIBOR 5.440
Enbridge, Inc. USD 3 Month LIBOR 3.890
Enbridge, Inc. USD 3 Month LIBOR 3.641
Enel SpA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.880
Energy Transfer Partners, LP
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 5.306

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 375
Variable Rate Securities
Securities Referenced Rate Spread %
EnergySolutions LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.750
Ensemble RCM LLC Term Loan USD 3 Month LIBOR 3.750
Envision Healthcare Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
EVO Payments International LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Fannie Mae REMICS USD 1 Month LIBOR 6.600
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 5.950
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 5.900
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 5.950
Fannie Mae REMICS USD 1 Month LIBOR 6.450
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 7.200
Fannie Mae REMICS USD 1 Month LIBOR 6.220
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.400
Fort Dearborn Co. 1st Lien Term Loan USD 1 Month LIBOR 4.000
Fort Dearborn Co. 1st Lien Term Loan USD 3 Month LIBOR 4.000
Freddie Mac REMICS USD 1 Month LIBOR 6.000
Freddie Mac REMICS USD 1 Month LIBOR 6.200
Freddie Mac REMICS USD 1 Month LIBOR 6.200
Freddie Mac REMICS USD 1 Month LIBOR 6.050
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.700
Freddie Mac REMICS USD 1 Month LIBOR 5.950
Freddie Mac REMICS USD 1 Month LIBOR 6.500
Freddie Mac REMICS USD 1 Month LIBOR 6.550
Freddie Mac REMICS USD 1 Month LIBOR 6.000
Freddie Mac REMICS USD 1 Month LIBOR 6.500
Freddie Mac REMICS USD 1 Month LIBOR 6.650
Freddie Mac REMICS USD 1 Month LIBOR 6.550
Freddie Mac REMICS USD 1 Month LIBOR 6.050

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
376 Multi-Strategy Income Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Fukoku Mutual Life Insurance Co. USD 3 Month LIBOR 4.370
Gateway Casinos & Entertainment, Ltd. Term Loan B1 USD 3 Month LIBOR 3.000
General Electric Co. USD 3 Month LIBOR 3.330
Genesee & Wyoming, Inc. New Term Loan USD 3 Month LIBOR 2.000
Getty Images, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.500
GFL Environmental, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.690
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 3.250
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.250
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Goldman Sachs Group, Inc. (The)
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.224
Goldman Sachs Group, Inc. (The)
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.623
Gruden Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 5.500
GTT Communications, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Guidehouse LLP First Lien Loan USD 1 Month LIBOR 4.500
Hanwha Life Insurance Co., Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 2.000
HGIM Corp. 1st Lien Term Loan USD 3 Month LIBOR 6.000
HSBC Capital Funding, LP USD 3 Month LIBOR 4.980
HSBC Holdings PLC USD ICE Swap Rate NY 5 Year Rate 3.606
HSBC Holdings PLC USD ICE Swap Rate NY 5 Year Rate 5.514
HUB International, Ltd. 1st Lien Term Loan USD 3 Month LIBOR 2.750
HUB International, Ltd. 1st Lien Term Loan USD 3 Month LIBOR 2.750
Hyland Software, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.500
I-Logic Technologies Bidco, Ltd. 1st Lien Term Loan USD 1 Month LIBOR 2.750
Information Resources, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.500
Information Resources, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.500
ING Groep NV
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.342
ION Trading Technologies Sarl 1st Lien Term Loan B USD 3 Month LIBOR 4.000
Itau Unibanco Holding SA
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 2.822
Jason, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.500
JPMorgan Chase & Co. Secured Overnight Financing Rate 3.125

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 377
Variable Rate Securities
Securities Referenced Rate Spread %
JPMorgan Chase & Co. Secured Overnight Financing Rate 3.380
JPMorgan Chase & Co. USD 3 Month LIBOR 3.330
JPMorgan Chase & Co. USD 3 Month LIBOR 3.780
Kestra Advisory Services LLC Term Loan USD 1 Month LIBOR 4.250
LCM XVIII, LP USD 3 Month LIBOR 5.950
LifeScan Global Corp. 1st Lien Term Loan USD 6 Month LIBOR 6.000
Limetree Bay Terminals LLC Term Loan B USD 1 Month LIBOR 4.000
Lloyds Banking Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.496
Lloyds Banking Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.760
Lower Cadence Holdings LLC Term Loan B USD 1 Month LIBOR 4.000
Mallinckrodt International Finance SA 1st Lien Term Loan B USD 3 Month LIBOR 2.750
Marble Point CLO XII, Ltd. USD 3 Month LIBOR 6.000
Meiji Yasuda Life Insurance Co.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.230
Messer Industries USA, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 2.500
MetLife, Inc. USD 3 Month LIBOR 2.959
Metro-Goldwyn-Mayer, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
MH Sub I LLC 1st Lien Term Loan USD 1 Month LIBOR 3.750
Midas Intermediate Holdco II LLC Term Loan B USD 3 Month LIBOR 2.750
Midwest Physician Administrative Services LLC 1st Lien Term Loan USD 1 Month LIBOR 2.750
Midwest Physician Administrative Services LLC 2nd Lien Term Loan USD 1 Month LIBOR 7.000
Mitchell International, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Mitsui Sumitomo Insurance Co., Ltd.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 3.256
Navistar International Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
NextEra Energy Capital Holdings, Inc. USD 3 Month LIBOR 3.156
Nippon Life Insurance Co. USD ICE Swap Rate NY 5 Year Rate 3.650
Nippon Life Insurance Co. USD 3 Month LIBOR 4.240
Nippon Life Insurance Co.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 2.612
Nippon Life Insurance Co. USD ICE Swap Rate NY 5 Year Rate 3.750
NN, Inc. 1st Lien Term Loan USD 1 Month LIBOR 5.250
NN, Inc. 1st Lien Term Loan USD 1 Month LIBOR 5.250
North American Lifting Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.500
NPC International, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.500
Panther BF Aggregator, LP Term Loan B USD 1 Month LIBOR 3.500
Perforce Software, Inc. Term Loan B USD 1 Month LIBOR 4.250
Phoenix Group Holdings PLC
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.035
Pre-Paid Legal Services, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.250
Prime Security Services Borrower LLC / Prime Finance, Inc. Term Loan B1 USD 1 Month LIBOR 3.250
Prudential Financial, Inc. USD 3 Month LIBOR 3.040
Prudential Financial, Inc. USD 3 Month LIBOR 3.920
QBE Insurance Group, Ltd.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 10 Year Rate 4.395
QBE Insurance Group, Ltd.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 10 Year Rate 4.300
Quest Software US Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.250
Rackspace Hosting, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.000
Radiate Holdco LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Radio One, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.000
Red Ventures LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Research Now Group, Inc. 1st Lien Term Loan USD 3 Month LIBOR 5.500

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
378 Multi-Strategy Income Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Reynolds Group Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Rocket Software, Inc. Term Loan USD 1 Month LIBOR 4.250
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 2.500
Royal Bank of Scotland Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.720
S2P Acquisition Borrower, Inc. Term Loan USD 1 Month LIBOR 4.000
Scientific Games International, Inc. 1st Lien Term Loan B5 USD 2 Month LIBOR 2.750
Seadrill Operating, LP Term Loan B USD 3 Month LIBOR 6.000
Sedgwick Claims Management Services, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Skandinaviska Enskilda Banken AB
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.463
Societe Generale SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.979
Societe Generale SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 6.238
Solvay Acetow Gmbh Term Loan USD 6 Month LIBOR 5.500
Sompo Japan Insurance, Inc. USD 3 Month LIBOR 4.270
SonicWALL US Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.500
Sound Point CLO III-R, Ltd. USD 3 Month LIBOR 6.000
Sound Point CLO XIX, Ltd. USD 3 Month LIBOR 5.650
Southcross Energy Partners, LP 1st Lien Term Loan B USD 1 Month LIBOR 5.250
Southcross Energy Partners, LP Delayed Draw Term Loan USD 1 Month LIBOR 10.000
Southern California Edison Co. USD 3 Month LIBOR 4.199
Sprint Corp. Term Loan B USD 1 Month LIBOR 3.000
Standard Chartered PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 6.301
Standard Chartered PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.723
Starfruit Finco BV 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Stats Intermediate Holding LLC Term Loan USD 3 Month LIBOR 5.250
Steak n Shake Operations, Inc. Term Loan B1 USD 1 Month LIBOR 3.750
Steele Creek CLO, Ltd. USD 3 Month LIBOR 5.750
Sumitomo Life Insurance Co. USD 3 Month LIBOR 4.440
SuperMoose Borrower LLC 1st Lien Term Loan USD 1 Month LIBOR 3.750
Svenska Handelsbanken AB
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.689
Swiss Re Finance (Luxembourg) SA
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 2.864
Swiss Re Finance (Luxembourg) SA
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.582
Terrier Media Buyer, Inc. Term Loan B USD 3 Month LIBOR 4.250
TKC Holdings, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.750
Trader Corp. Term Loan B USD 1 Month LIBOR 3.000
TransCanada Trust USD 3 Month LIBOR 3.528
TransCanada Trust USD 3 Month LIBOR 4.640
TransCanada Trust USD 3 Month LIBOR 4.154
Travelport Finance Luxembourg Sarl Term Loan USD 3 Month LIBOR 5.000
Trinitas CLO VIII, Ltd. USD 3 Month LIBOR 5.900
Trinitas CLO X, Ltd. USD 3 Month LIBOR 6.900
TruGreen Limited Partnership Term Loan B USD 1 Month LIBOR 3.750
Truist Financial Corp.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.003
Truist Financial Corp. USD 3 Month LIBOR 2.786
Uber Technologies, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.000
UBS Group Funding Switzerland AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.344

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 379
Variable Rate Securities
Securities Referenced Rate Spread %
UBS Group Funding Switzerland AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.590
UBS Group Funding Switzerland AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.883
United Natural Foods, Inc. Term Loan USD 1 Month LIBOR 4.250
US Anesthesia Partners, Inc. Term Loan USD 1 Month LIBOR 3.000
USI, Inc. Term Loan B USD 3 Month LIBOR 3.000
VeriFone Systems, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.000
Vertafore, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Virgin Media Secured Finance PLC Term Loan USD 3 Month LIBOR 2.500
VIVAT NV
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.174
Vodafone Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.873
Voya Financial, Inc. USD 3 Month LIBOR 3.580
Wells Fargo & Co. USD 3 Month LIBOR 3.990
Wells Fargo & Co. USD 3 Month LIBOR 3.770
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.750
WP CityMD Bidco LLC Term Loan B USD 3 Month LIBOR 4.500
Yak Access LLC 1st Lien Term Loan B USD 1 Month LIBOR 5.000
ZAIS CLO 11, Ltd. USD 3 Month LIBOR 6.760
Ziggo Secured Finance BV Term Loan I USD 3 Month LIBOR 2.500
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 89 EUR 10,464 02/20
(372)
CAC40 Euro Index Futures 543 EUR 31,516 02/20
(1,222)
Canadian 10 Year Government Bond Futures 94 CAD 13,364 03/20
156
DAX Index Futures 73 EUR 23,714 03/20
(661)
EURO STOXX 50 Index Futures 497 EUR 18,086 03/20
(680)
FTSE 100 Index Futures 454 GBP 32,767 03/20
(1,607)
FTSE/MIB Index Futures 61 EUR 7,082 03/20
(79)
Hang Seng Index Futures 25 HKD 32,791 02/20
(283)
IBEX 35 Index Futures 90 EUR 8,440 02/20
(188)
MSCI EAFE Index Futures 20 USD 1,977 03/20
(65)
MSCI Emerging Markets Index Futures 825 USD 43,317 03/20
(1,790)
OMXS30 Index Futures 379 SEK 67,727 02/20
2
Russell 1000 E-Mini Index Futures 24 USD 2,142 03/20
31
S&P 400 E-Mini Index Futures 13 USD 2,609 03/20
(39)
S&P 500 E-Mini Index Futures 233 USD 37,560 03/20
439
S&P Consumer Discretionary Select Sector Index Futures 68 USD 8,602 03/20
248
S&P Energy Select Sector Index Futures 153 USD 8,449 03/20
(804)
S&P Financial Select Sector Index Futures 581 USD 53,532 03/20
(335)
SPI 200 Index Futures 97 AUD 16,863 03/20
251
United States 2 Year Treasury Note Futures 2,153 USD 465,821 03/20
1,679
United States 10 Year Treasury Note Futures 1,147 USD 151,010 03/20
2,385
Short Positions
Euro-Bund Futures 45 EUR 7,877 03/20
(125)
FTSE 250 Index Futures 24 GBP 1,013 03/20
50
Long Gilt Futures 49 GBP 6,612 03/20
(152)
MSCI EAFE Index Futures 735 USD 72,636 03/20
1,999
MSCI Emerging Markets Index Futures 394 USD 20,687 03/20
933

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
380 Multi-Strategy Income Fund
Futures Contracts
Amounts in thousands (except contract amounts )
MSCI Singapore Index Futures 109 SGD 3,970 02/20
34
NASDAQ 100 E-Mini Index Futures 279 USD 50,207 03/20
(1,453)
Russell 1000 E-Mini Index Futures 63 USD 5,622 03/20
(104)
Russell 2000 E-Mini Index Futures 878 USD 70,885 03/20
1,438
S&P 400 E-Mini Index Futures 38 USD 7,627 03/20
73
S&P 500 E-Mini Index Futures 610 USD 98,332 03/20
(1,534)
S&P Utilities Select Sector Index Futures 183 USD 12,717 03/20
(1,138)
S&P/TSX 60 Index Futures 75 CAD 15,473 03/20
(258)
TOPIX Index Futures 272 JPY 4,566,881 03/20
1,004
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(2,167)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Fannie Mae Bonds
JPMorgan Chase
Put 1 101.70 USD 229,000 02/05/20
(21)
Fannie Mae Bonds
JPMorgan Chase
Put 1 103.00 USD 54,000 02/05/20
(5)
Fannie Mae Bonds
JPMorgan Chase
Put 1 104.16 USD 32,000 02/05/20
—
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Citigroup, USD 1.829%/USD 3 Month
LIBOR, USD 22,681, 02/10/20
Citigroup
Call 1 0.00 22,681 02/10/20
(786)
Citigroup, USD 3 Month LIBOR/USD
1.829%, USD 22,681, 02/10/20
Citigroup
Put 1 0.00 22,681 02/10/20
(1)
Total Liability for Options Written (premiums received $1,003)
(813)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,075 NOK 9,548 02/26/20 (37)
Bank of America EUR 3,287 USD 3,666 02/26/20 17
Bank of Montreal USD 2,027 AUD 2,953 03/18/20 (48)
Bank of Montreal USD 1,596 CHF 1,562 03/18/20 30
Bank of Montreal USD 8,286 EUR 7,422 03/18/20 (33)
Bank of Montreal USD 7,958 GBP 6,018 03/18/20 (3)
Bank of Montreal USD 5,002 JPY 540,298 03/18/20 (4)
Bank of Montreal CAD 3,688 USD 2,790 03/18/20 3
Bank of New York USD 2,031 AUD 2,953 03/18/20 (53)
Bank of New York USD 1,596 CHF 1,562 03/18/20 30
Bank of New York USD 8,286 EUR 7,422 03/18/20 (33)
Bank of New York USD 7,953 GBP 6,018 03/18/20 2
Bank of New York USD 5,004 JPY 540,298 03/18/20 (6)
Bank of New York CAD 3,688 USD 2,795 03/18/20 8
Brown Brothers Harriman USD 51 CAD 68 02/04/20 —
Brown Brothers Harriman USD 30 DKK 201 02/03/20 —
Brown Brothers Harriman USD 16,061 EUR 14,379 03/18/20 (72)
Brown Brothers Harriman CAD 7 USD 6 02/03/20 —
Brown Brothers Harriman CAD 8 USD 6 02/03/20 —
Brown Brothers Harriman HKD 1,159 USD 149 02/03/20 —
Brown Brothers Harriman JPY 879,840 USD 8,025 03/18/20 (114)
Citigroup USD 2,031 AUD 2,953 03/18/20 (53)
Citigroup USD 1,597 CHF 1,562 03/18/20 30
Citigroup USD 8,285 EUR 7,422 03/18/20 (32)
Citigroup USD 6,216 GBP 4,759 02/26/20 72
Citigroup USD 7,956 GBP 6,018 03/18/20 —
Citigroup USD 5,003 JPY 540,298 03/18/20 (5)
Citigroup CAD 3,688 USD 2,797 03/18/20 10
Citigroup CNY 118,694 USD 16,830 03/18/20 (116)
Citigroup RUB 728,250 USD 11,336 03/18/20 (3)
Citigroup TWD 90,790 USD 3,004 03/18/20 9

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 381
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Commonwealth Bank of Australia USD 2,726 CAD 3,555 02/26/20 (40)
Commonwealth Bank of Australia CHF 4,247 USD 4,413 02/26/20 (3)
HSBC USD 111 BRL 467 04/02/20 (2)
HSBC USD 1,599 BRL 6,779 04/02/20 (21)
HSBC USD 1,200 COP 4,109,004 03/24/20 (2)
HSBC USD 5 CZK 103 03/27/20 —
HSBC USD 556 CZK 12,604 03/27/20 (2)
HSBC USD 1,197 HKD 9,373 02/10/20 10
HSBC USD 1,205 HKD 9,373 06/03/20 —
HSBC USD 18 HUF 5,220 03/27/20 —
HSBC USD 1,899 HUF 574,697 03/27/20 (6)
HSBC USD 715 IDR 9,969,333 02/13/20 7
HSBC USD 715 IDR 9,969,333 02/13/20 7
HSBC USD 169 MXN 3,270 03/27/20 3
HSBC USD 603 MXN 11,916 03/27/20 23
HSBC USD 693 PEN 2,356 03/23/20 2
HSBC USD 50 PLN 196 03/26/20 1
HSBC USD 105 PLN 404 03/26/20 (1)
HSBC USD 4,566 PLN 17,785 03/26/20 26
HSBC USD 89 RON 389 03/31/20 1
HSBC USD 145 RON 634 03/31/20 1
HSBC USD 79 RUB 5,101 03/23/20 —
HSBC USD 586 SGD 789 03/03/20 (7)
HSBC USD 47 THB 1,425 03/31/20 (1)
HSBC USD 1,815 THB 54,811 03/31/20 (54)
HSBC USD 28 ZAR 416 03/26/20 —
HSBC USD 48 ZAR 689 03/26/20 (2)
HSBC CLP 232,717 USD 301 05/08/20 10
HSBC COP 1,105,696 USD 317 03/24/20 (5)
HSBC COP 9,340,172 USD 2,701 03/24/20 (22)
HSBC COP 9,340,172 USD 2,701 03/24/20 (22)
HSBC CZK 1,331 USD 58 03/27/20 (1)
HSBC CZK 19,181 USD 832 03/27/20 (12)
HSBC HKD 9,373 USD 1,206 02/10/20 —
HSBC HUF 29,604 USD 100 03/27/20 2
HSBC HUF 168,018 USD 556 03/27/20 3
HSBC IDR 6,620,583 USD 460 02/13/20 (19)
HSBC IDR 6,620,583 USD 461 02/13/20 (19)
HSBC IDR 6,697,500 USD 470 02/13/20 (15)
HSBC IDR 9,969,333 USD 708 05/11/20 (6)
HSBC IDR 9,969,333 USD 708 05/11/20 (6)
HSBC INR 42,081 USD 586 04/21/20 4
HSBC PEN 633 USD 187 03/23/20 —
HSBC PEN 938 USD 277 03/23/20 —
HSBC PEN 938 USD 277 03/23/20 —
HSBC PEN 938 USD 277 03/23/20 —
HSBC PHP 23 USD — 03/23/20 —
HSBC RUB 27,319 USD 422 03/23/20 (3)
HSBC ZAR 416 USD 28 02/04/20 —
HSBC ZAR 28,406 USD 1,900 03/26/20 20
Royal Bank of Canada USD 2,027 AUD 2,953 03/18/20 (49)
Royal Bank of Canada USD 10 CAD 13 02/04/20 —
Royal Bank of Canada USD 1,597 CHF 1,562 03/18/20 30
Royal Bank of Canada USD 8,288 EUR 7,422 03/18/20 (35)
Royal Bank of Canada USD 7,957 GBP 6,018 03/18/20 (2)
Royal Bank of Canada USD 5,003 JPY 540,298 03/18/20 (5)
Royal Bank of Canada CAD 5 USD 4 02/04/20 —
Royal Bank of Canada CAD 3,688 USD 2,791 03/18/20 5
Standard Chartered USD 2,028 AUD 2,953 03/18/20 (49)
Standard Chartered USD 1,597 CHF 1,562 03/18/20 30
Standard Chartered USD 8,288 EUR 7,422 03/18/20 (35)
Standard Chartered USD 7,960 GBP 6,018 03/18/20 (5)
Standard Chartered USD 5,002 JPY 540,298 03/18/20 (4)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
382 Multi-Strategy Income Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Standard Chartered CAD 3,688 USD 2,790 03/18/20 3
State Street USD 38 DKK 255 02/04/20 —
State Street USD 278 HKD 2,171 03/18/20 2
State Street USD 1,651 SEK 15,641 02/26/20 (25)
State Street USD 516 SEK 4,840 03/18/20 (12)
State Street USD 182 ZAR 2,710 03/18/20 (2)
State Street INR 7,620 USD 106 03/18/20 1
State Street JPY 583,728 USD 5,314 02/26/20 (79)
State Street KRW 29,223,250 USD 24,574 03/18/20 127
State Street MXN 44,540 USD 2,296 03/18/20 (47)
State Street NOK 8,070 USD 882 03/18/20 5
State Street SGD 1,360 USD 1,002 03/18/20 5
UBS USD 6,071 KRW 7,121,400 03/18/20 (113)
UBS USD 6,071 KRW 7,121,400 03/18/20 (114)
UBS USD 6,071 KRW 7,121,400 03/18/20 (114)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)
(1,034)
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Markit IOS Index JPMorgan Chase USD 15,166 1 Month LIBOR
(1)
01/12/45 — (121) (121)
Russell 1000 Index Total Return BNP Paribas USD 19,336 3 Month LIBOR + 0.310%
(2)
06/19/20 — (1,978) (1,978)
Russell 1000 Index Total Return Goldman Sachs USD 28,607
Total Return on Underlying
Reference Entity
(5)
04/13/20 — (2,047) (2,047)
Russell 1000 Index Total Return Goldman Sachs USD 28,543 3 Month LIBOR + 0.150%
(2)
04/13/20 — (1,014) (1,014)
Short
Markit IOS Index Goldman Sachs USD 15,166 1 Month LIBOR
(1)
01/12/45 — 121 121
Total Open Total Return Swap Contracts (å) — (5,039) (5,039)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 9,413 1.551%
(3)
Three Month LIBOR
(2)
09/11/21
(16) 32 16
Barclays USD 16,438 Three Month LIBOR
(2)
1.703%
(3)
12/23/21
— (89) (89)
Barclays USD 2,101 Three Month LIBOR
(2)
1.641%
(3)
01/10/22
— (10) (10)
Barclays USD 15,857 1.654%
(3)
Three Month LIBOR
(2)
01/21/22
— 78 78
Barclays USD 425,834 Three Month LIBOR
(2)
1.600%
(3)
03/18/22
361 (2,453) (2,092)
Barclays USD 12,365 1.730%
(3)
Three Month LIBOR
(2)
01/02/25
— 234 234
Barclays USD 155,224 Three Month LIBOR
(2)
1.625%
(3)
03/18/25
416 (2,720) (2,304)
Barclays USD 10,785 Three Month LIBOR
(2)
1.560%
(3)
09/30/29
— (97) (97)
Barclays USD 10,287 1.823%
(3)
Three Month LIBOR
(2)
12/17/29
— 341 341
Barclays USD 4,385 Three Month LIBOR
(2)
1.796%
(3)
12/18/29
— (134) (134)
Barclays USD 7,080 Three Month LIBOR
(2)
1.859%
(3)
12/30/29
— (258) (258)
Barclays USD 28,351 1.670%
(3)
Three Month LIBOR
(2)
12/31/29
— 534 534
Barclays USD 56,702 Three Month LIBOR
(2)
1.790%
(3)
12/31/29
— (1,702) (1,702)
Barclays USD 3,333 Three Month LIBOR
(2)
1.744%
(3)
01/08/30
— (86) (86)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 383
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 1,307 1.804%
(3)
Three Month LIBOR
(2)
01/10/30
— 41 41
Barclays USD 2,809 Three Month LIBOR
(2)
1.755%
(3)
01/23/30
— (76) (76)
Barclays USD 2,516 Three Month LIBOR
(2)
1.738%
(3)
01/24/30
— (64) (64)
Barclays USD 3,919 Three Month LIBOR
(2)
1.685%
(3)
01/27/30
— (80) (80)
Barclays USD 5,465 Three Month LIBOR
(2)
1.555%
(3)
01/29/30
— (45) (45)
Barclays USD 108,256 1.750%
(3)
Three Month LIBOR
(2)
03/18/30
(694) 3,565 2,871
Barclays USD 1,437 Three Month LIBOR
(2)
1.905%
(3)
09/21/39
— (6) (6)
Barclays USD 1,550 Three Month LIBOR
(2)
1.920%
(3)
09/24/39
— (8) (8)
Barclays USD 4,159 Three Month LIBOR
(2)
1.798%
(3)
09/26/39
— 19 19
Barclays USD 3,176 Three Month LIBOR
(2)
1.804%
(3)
09/27/39
— 13 13
Barclays USD 3,403 Three Month LIBOR
(2)
1.865%
(3)
10/02/39
— (3) (3)
Barclays USD 2,798 Three Month LIBOR
(2)
1.985%
(3)
10/15/39
— (30) (30)
Barclays USD 1,134 Three Month LIBOR
(2)
1.885%
(3)
09/21/49
— (12) (12)
Barclays USD 908 Three Month LIBOR
(2)
1.800%
(3)
09/26/49
— 2 2
Barclays USD 1,664 Three Month LIBOR
(2)
1.823%
(3)
09/27/49
— (2) (2)
Barclays USD 2,420 Three Month LIBOR
(2)
1.801%
(3)
09/28/49
— 5 5
Barclays USD 1,664 Three Month LIBOR
(2)
1.794%
(3)
10/04/49
— 5 5
Barclays USD 9,151 1.992%
(3)
Three Month LIBOR
(2)
10/04/49
— 693 693
Barclays USD 3,541 1.838%
(3)
Three Month LIBOR
(2)
10/15/49
— 135 135
Barclays USD 1,467 Three Month LIBOR
(2)
1.976%
(3)
10/19/49
— (36) (36)
Barclays USD 2,856 1.923%
(3)
Three Month LIBOR
(2)
10/23/49
— 168 168
Barclays USD 3,754 2.017%
(3)
Three Month LIBOR
(2)
12/20/49
— 307 307
Barclays USD 3,049 2.067%
(3)
Three Month LIBOR
(2)
12/24/49
— 286 286
Barclays USD 1,658 2.069%
(3)
Three Month LIBOR
(2)
12/27/49
— 157 157
Barclays USD 3,001 2.074%
(3)
Three Month LIBOR
(2)
12/30/49
— 287 287
Barclays USD 279 Three Month LIBOR
(2)
2.028%
(3)
01/24/50
— (9) (9)
Barclays USD 2,199 2.000%
(3)
Three Month LIBOR
(2)
03/18/50
3 169 172
Barclays USD 756 Three Month LIBOR
(2)
1.833%
(3)
09/23/54
— (17) (17)
Barclays USD 1,134 Three Month LIBOR
(2)
1.741%
(3)
09/26/54
— (2) (2)
Barclays USD 1,513 Three Month LIBOR
(2)
1.790%
(3)
09/27/54
— (20) (20)
Barclays USD 1,513 Three Month LIBOR
(2)
1.776%
(3)
10/01/54
— (15) (15)
Barclays USD 1,134 Three Month LIBOR
(2)
1.725%
(3)
10/04/54
— 2 2
Barclays USD 1,134 Three Month LIBOR
(2)
1.687%
(3)
10/07/54
— 12 12
Barclays USD 756 Three Month LIBOR
(2)
1.736%
(3)
10/11/54
— — —
Barclays USD 279 Three Month LIBOR
(2)
1.985%
(3)
01/23/55
— (16) (16)
Goldman Sachs USD 7,776 Three Month LIBOR
(2)
1.980%
(3)
12/20/23
(282) (288) (570)
JPMorgan Chase BRL 4,200
Brazil Interbank
Deposit Rate
(5)
9.305%
(5)
01/04/21
— (76) (76)
JPMorgan Chase BRL 23,100
Brazil Interbank
Deposit Rate
(5)
8.775%
(5)
01/04/21
— (404) (404)
JPMorgan Chase HUF 583,899 Three Month LIBOR
(3)
0.833%
(4)
11/22/22
— (9) (9)
JPMorgan Chase HUF 224,200 Three Month LIBOR
(3)
1.200%
(4)
05/10/23
— (11) (11)
Total Open Interest Rate Swap Contracts (å)
(212) (1,693) (1,905)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
384 Multi-Strategy Income Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX Investment Grade
Index Goldman Sachs
Sell
USD 46,000 1.000%
(2)
12/20/24
879 194 1,073
CDX NA High Yield
Index Bank of America
Sell
USD 20,691 5.000%
(2)
12/20/24
1,350 387 1,737
CMBX NA Index Citigroup
Sell
USD 51 3.000%
(2)
05/11/63
(4) 1 (3)
CMBX NA Index Citigroup
Purchase
USD 111 (5.000%)
(2)
09/17/58
7 (2) 5
CMBX NA Index Citigroup
Sell
USD 95 5.000%
(2)
05/11/63
(13) — (13)
CMBX NA Index Citigroup
Purchase
USD 629 (5.000%)
(2)
10/17/57
108 (33) 75
CMBX NA Index Citigroup
Purchase
USD 53 (5.000%)
(2)
10/17/57
7 (1) 6
CMBX NA Index Citigroup
Sell
USD 10 3.000%
(2)
05/11/63
(1) — (1)
CMBX NA Index Citigroup
Sell
USD 17 3.000%
(2)
05/11/63
(1) — (1)
CMBX NA Index Citigroup
Sell
USD 17 3.000%
(2)
05/11/63
(1) — (1)
CMBX NA Index Citigroup
Sell
USD 278 3.000%
(2)
05/11/63
(14) (3) (17)
CMBX NA Index Citigroup
Sell
USD 5,169 3.000%
(2)
05/11/63
(481) 158 (323)
CMBX NA Index Citigroup
Sell
USD 26 3.000%
(2)
05/11/63
(2) — (2)
CMBX NA Index Citigroup
Sell
USD 3 3.000%
(2)
05/11/63
— — —
CMBX NA Index Citigroup
Purchase
USD 27 (5.000%)
(2)
05/11/63
3 1 4
CMBX NA Index Citigroup
Sell
USD 25 5.000%
(2)
05/11/63
(3) — (3)
CMBX NA Index Citigroup
Sell
USD 74 5.000%
(2)
05/11/63
(12) 2 (10)
CMBX NA Index Citigroup
Sell
USD 1 5.000%
(2)
01/17/47
— — —
CMBX NA Index Citigroup
Purchase
USD 39 (2.000%)
(2)
05/11/63
— — —
CMBX NA Index Citigroup
Purchase
USD 124 (5.000%)
(2)
11/18/54
9 (2) 7
CMBX NA Index Citigroup
Purchase
USD 17 (5.000%)
(2)
11/18/54
1 — 1
CMBX NA Index Citigroup
Purchase
USD 17 (5.000%)
(2)
11/18/54
1 — 1
CMBX NA Index Citigroup
Purchase
USD 21 (5.000%)
(2)
11/18/54
1 — 1
CMBX NA Index Citigroup
Purchase
USD 21 (5.000%)
(2)
09/17/58
1 — 1
CMBX NA Index Citigroup
Sell
USD 3 5.000%
(2)
01/17/47
— — —
CMBX NA Index Citigroup
Sell
USD 4 5.000%
(2)
05/11/63
(1) — (1)
CMBX NA Index Citigroup
Sell
USD 2 3.000%
(2)
05/11/63
— — —
CMBX NA Index Citigroup
Purchase
USD 3 (5.000%)
(2)
09/17/58
— — —
CMBX NA Index Citigroup
Sell
USD 174 3.000%
(2)
05/11/63
(18) 7 (11)
CMBX NA Index Citigroup
Sell
USD 53 3.000%
(2)
05/11/63
(5) 2 (3)
CMBX NA Index Citigroup
Sell
USD 115 3.000%
(2)
05/11/63
(11) 4 (7)
CMBX NA Index Citigroup
Sell
USD 1,268 3.000%
(2)
05/11/63
(119) 40 (79)
CMBX NA Index Citigroup
Sell
USD 210 3.000%
(2)
05/11/63
(19) 6 (13)
CMBX NA Index Citigroup
Sell
USD 213 3.000%
(2)
05/11/63
(19) 6 (13)
CMBX NA Index Citigroup
Sell
USD 31 3.000%
(2)
05/11/63
(3) 1 (2)
CMBX NA Index Citigroup
Sell
USD 30 3.000%
(2)
05/11/63
(3) 1 (2)
CMBX NA Index Citigroup
Sell
USD 119 3.000%
(2)
05/11/63
(10) 3 (7)
CMBX NA Index Citigroup
Sell
USD 157 3.000%
(2)
05/11/63
(14) 4 (10)
CMBX NA Index Citigroup
Sell
USD 29 3.000%
(2)
05/11/63
(3) 1 (2)
CMBX NA Index Citigroup
Sell
USD 182 3.000%
(2)
05/11/63
(18) 7 (11)
CMBX NA Index Citigroup
Sell
USD 19 3.000%
(2)
05/11/63
(2) 1 (1)
CMBX NA Index Credit Suisse
Purchase
USD 788 (5.000%)
(2)
09/17/58
78 (44) 34
CMBX NA Index Credit Suisse
Purchase
USD 26 (3.000%)
(2)
01/17/47
2 (2) —
CMBX NA Index Credit Suisse
Purchase
USD 1,152 (5.000%)
(2)
10/17/57
197 (60) 137
CMBX NA Index Credit Suisse
Sell
USD 18 3.000%
(2)
05/11/63
(2) 1 (1)
CMBX NA Index Goldman Sachs
Sell
USD 234 3.000%
(2)
05/11/63
(22) 7 (15)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 385
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Goldman Sachs
Sell
USD 107 5.000%
(2)
05/11/63
(17) 2 (15)
CMBX NA Index Goldman Sachs
Sell
USD 43 5.000%
(2)
05/11/63
(5) (1) (6)
CMBX NA Index Goldman Sachs
Sell
USD 87 5.000%
(2)
05/11/63
(10) (2) (12)
CMBX NA Index Goldman Sachs
Sell
USD 3 5.000%
(2)
05/11/63
— — —
CMBX NA Index Goldman Sachs
Sell
USD 33 3.000%
(2)
05/11/63
(3) 1 (2)
CMBX NA Index Goldman Sachs
Sell
USD 3,200 3.000%
(2)
05/11/63
(493) 293 (200)
CMBX NA Index Goldman Sachs
Sell
USD 37 3.000%
(2)
05/11/63
(4) 2 (2)
CMBX NA Index Goldman Sachs
Sell
USD 38 3.000%
(2)
05/11/63
(4) 2 (2)
CMBX NA Index Goldman Sachs
Sell
USD 859 3.000%
(2)
05/11/63
(136) 82 (54)
CMBX NA Index Goldman Sachs
Purchase
USD 39 (5.000%)
(2)
09/17/58
5 (3) 2
CMBX NA Index Goldman Sachs
Purchase
USD 17 (5.000%)
(2)
09/17/58
1 — 1
CMBX NA Index Goldman Sachs
Sell
USD 163 3.000%
(2)
05/11/63
(24) 14 (10)
CMBX NA Index Goldman Sachs
Purchase
USD 20 (5.000%)
(2)
09/17/58
2 (1) 1
CMBX NA Index Goldman Sachs
Sell
USD 114 3.000%
(2)
05/11/63
(12) 5 (7)
CMBX NA Index Goldman Sachs
Sell
USD 177 3.000%
(2)
05/11/63
(25) 14 (11)
CMBX NA Index Goldman Sachs
Sell
USD 41 3.000%
(2)
05/11/63
(4) 1 (3)
CMBX NA Index Goldman Sachs
Sell
USD 27 3.000%
(2)
05/11/63
(3) 1 (2)
CMBX NA Index Goldman Sachs
Purchase
USD 33 (5.000%)
(2)
09/17/58
4 (3) 1
CMBX NA Index Goldman Sachs
Purchase
USD 39 (5.000%)
(2)
09/17/58
5 (3) 2
CMBX NA Index JPMorgan Chase
Purchase
USD 59 (5.000%)
(2)
11/18/54
4 (1) 3
CMBX NA Index JPMorgan Chase
Purchase
USD 39 (5.000%)
(2)
11/18/54
3 (1) 2
CMBX NA Index JPMorgan Chase
Purchase
USD 16 (5.000%)
(2)
11/18/54
1 — 1
CMBX NA Index JPMorgan Chase
Purchase
USD 42 (5.000%)
(2)
09/17/58
2 — 2
CMBX NA Index JPMorgan Chase
Sell
USD 95 5.000%
(2)
05/11/63
(14) 1 (13)
CMBX NA Index JPMorgan Chase
Sell
USD 203 5.000%
(2)
05/11/63
(23) (5) (28)
CMBX NA Index JPMorgan Chase
Purchase
USD 81 (5.000%)
(2)
11/18/54
9 (5) 4
CMBX NA Index JPMorgan Chase
Purchase
USD 50 (5.000%)
(2)
11/18/54
5 (2) 3
CMBX NA Index JPMorgan Chase
Purchase
USD 47 (5.000%)
(2)
11/18/54
5 (3) 2
CMBX NA Index JPMorgan Chase
Sell
USD 18 5.000%
(2)
05/11/63
(2) (1) (3)
CMBX NA Index JPMorgan Chase
Purchase
USD 40 (5.000%)
(2)
11/18/54
4 (2) 2
CMBX NA Index JPMorgan Chase
Purchase
USD 6 (3.000%)
(2)
05/11/63
— — —
CMBX NA Index JPMorgan Chase
Purchase
USD 85 (5.000%)
(2)
09/17/58
5 (2) 3
CMBX NA Index JPMorgan Chase
Sell
USD 10,438 3.000%
(2)
05/11/63
(1,352) 700 (652)
CMBX NA Index JPMorgan Chase
Sell
USD 17 3.000%
(2)
05/11/63
(2) 1 (1)
CMBX NA Index JPMorgan Chase
Purchase
USD 339 (3.000%)
(2)
01/17/47
12 (11) 1
CMBX NA Index JPMorgan Chase
Sell
USD 31 3.000%
(2)
05/11/63
(3) 1 (2)
CMBX NA Index JPMorgan Chase
Purchase
USD 273 (5.000%)
(2)
09/17/58
38 (26) 12
CMBX NA Index JPMorgan Chase
Purchase
USD 270 (5.000%)
(2)
09/17/58
35 (24) 11
CMBX NA Index JPMorgan Chase
Sell
USD 38 3.000%
(2)
05/11/63
(4) 2 (2)
CMBX NA Index JPMorgan Chase
Sell
USD 33 3.000%
(2)
05/11/63
(3) 1 (2)
CMBX NA Index JPMorgan Chase
Sell
USD 84 3.000%
(2)
05/11/63
(10) 5 (5)
CMBX NA Index JPMorgan Chase
Sell
USD 53 3.000%
(2)
05/11/63
(5) 2 (3)
CMBX NA Index JPMorgan Chase
Sell
USD 54 3.000%
(2)
05/11/63
(5) 2 (3)
CMBX NA Index JPMorgan Chase
Sell
USD 367 3.000%
(2)
05/11/63
(44) 21 (23)
CMBX NA Index JPMorgan Chase
Sell
USD 264 3.000%
(2)
05/11/63
(32) 16 (16)
CMBX NA Index JPMorgan Chase
Sell
USD 18 3.000%
(2)
05/11/63
(1) — (1)
CMBX NA Index JPMorgan Chase
Sell
USD 115 3.000%
(2)
05/11/63
(11) 4 (7)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
386 Multi-Strategy Income Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index JPMorgan Chase
Sell
USD 89 3.000%
(2)
05/11/63
(10) 4 (6)
CMBX NA Index JPMorgan Chase
Sell
USD 111 3.000%
(2)
05/11/63
(11) 4 (7)
CMBX NA Index JPMorgan Chase
Sell
USD 3 5.000%
(2)
01/17/47
— — —
CMBX NA Index Merrill Lynch
Purchase
USD 3 (5.000%)
(2)
11/18/54
— — —
CMBX NA Index Merrill Lynch
Sell
USD 81 3.000%
(2)
05/11/63
(7) 2 (5)
CMBX NA Index Merrill Lynch
Purchase
USD 252 (5.000%)
(2)
09/17/58
10 1 11
CMBX NA Index Merrill Lynch
Sell
USD 318 5.000%
(2)
05/11/63
(36) (8) (44)
CMBX NA Index Merrill Lynch
Purchase
USD 50 (5.000%)
(2)
11/18/54
5 (2) 3
CMBX NA Index Merrill Lynch
Sell
USD 1,171 3.000%
(2)
05/11/63
(104) 31 (73)
CMBX NA Index Merrill Lynch
Sell
USD 47 3.000%
(2)
05/11/63
(4) 1 (3)
CMBX NA Index Morgan Stanley
Purchase
USD 79 (5.000%)
(2)
09/17/58
9 (6) 3
CMBX NA Index Morgan Stanley
Purchase
USD 48 (5.000%)
(2)
09/17/58
4 (2) 2
CMBX NA Index Morgan Stanley
Purchase
USD 27 (5.000%)
(2)
09/17/58
1 — 1
CMBX NA Index Morgan Stanley
Purchase
USD 74 (5.000%)
(2)
09/17/58
4 (1) 3
CMBX NA Index Morgan Stanley
Purchase
USD 104 (5.000%)
(2)
09/17/58
8 (4) 4
CMBX NA Index Morgan Stanley
Purchase
USD 30 (5.000%)
(2)
09/17/58
1 — 1
CMBX NA Index Morgan Stanley
Sell
USD 84 3.000%
(2)
05/11/63
(9) 4 (5)
CMBX NA Index Morgan Stanley
Sell
USD 80 3.000%
(2)
05/11/63
(11) 6 (5)
CMBX NA Index Morgan Stanley
Sell
USD 19 3.000%
(2)
05/11/63
(2) 1 (1)
CMBX NA Index Morgan Stanley
Purchase
USD 39 (5.000%)
(2)
09/17/58
5 (3) 2
CMBX NA Index Morgan Stanley
Purchase
USD 74 (5.000%)
(2)
09/17/58
5 (2) 3
CMBX NA Index Morgan Stanley
Sell
USD 35 3.000%
(2)
05/11/63
(4) 2 (2)
CMBX NA Index Morgan Stanley
Purchase
USD 69 (5.000%)
(2)
09/17/58
4 (1) 3
CMBX NA Index Morgan Stanley
Purchase
USD 49 (5.000%)
(2)
09/17/58
4 (2) 2
CMBX NA Index Morgan Stanley
Sell
USD 40 3.000%
(2)
05/11/63
(5) 3 (2)
CMBX NA Index Morgan Stanley
Sell
USD 48 3.000%
(2)
05/11/63
(5) 2 (3)
CMBX NA Index Morgan Stanley
Sell
USD 51 3.000%
(2)
05/11/63
(6) 3 (3)
CMBX NA Index Morgan Stanley
Purchase
USD 1 (5.000%)
(2)
09/17/58
— — —
CMBX NA Index Morgan Stanley
Purchase
USD 4 (5.000%)
(2)
09/17/58
— — —
CMBX NA Index Morgan Stanley
Sell
USD 97 3.000%
(2)
05/11/63
(9) 3 (6)
CMBX NA Index Morgan Stanley
Purchase
USD 60 (5.000%)
(2)
11/18/54
6 (3) 3
CMBX NA Index Morgan Stanley
Sell
USD 85 3.000%
(2)
05/11/63
(9) 4 (5)
CMBX NA Index Morgan Stanley
Sell
USD 36 3.000%
(2)
05/11/63
(4) 2 (2)
CMBX NA Index Morgan Stanley
Sell
USD 34 3.000%
(2)
05/11/63
(3) 1 (2)
CMBX NA Index Morgan Stanley
Sell
USD 9 3.000%
(2)
05/11/63
(1) — (1)
CMBX NA Index Morgan Stanley
Purchase
USD 137 (3.000%)
(2)
01/17/47
8 (8) —
CMBX NA Index Morgan Stanley
Sell
USD 59 3.000%
(2)
05/11/63
(8) 4 (4)
CMBX NA Index Morgan Stanley
Sell
USD 97 3.000%
(2)
05/11/63
(10) 4 (6)
CMBX NA Index Morgan Stanley
Sell
USD 59 3.000%
(2)
05/11/63
(5) 1 (4)
CMBX NA Index Morgan Stanley
Sell
USD 39 3.000%
(2)
05/11/63
(3) 1 (2)
CMBX NA Index Morgan Stanley
Sell
USD 18 3.000%
(2)
05/11/63
(3) 2 (1)
CMBX NA Index Morgan Stanley
Sell
USD 5 3.000%
(2)
05/11/63
(1) 1 —
CMBX NA Index Morgan Stanley
Sell
USD 2 3.000%
(2)
05/11/63
— — —
CMBX NA Index Morgan Stanley
Sell
USD 176 3.000%
(2)
05/11/63
(21) 10 (11)
CMBX NA Index Morgan Stanley
Sell
USD 1 3.000%
(2)
05/11/63
— — —
CMBX NA Index Morgan Stanley
Sell
USD 43 3.000%
(2)
05/11/63
(4) 1 (3)
CMBX NA Index Morgan Stanley
Sell
USD 289 3.000%
(2)
05/11/63
(46) 28 (18)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 387
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Morgan Stanley
Sell
USD 41 3.000%
(2)
05/11/63
(4) 1 (3)
CMBX NA Index Morgan Stanley
Sell
USD 307 3.000%
(2)
05/11/63
(28) 9 (19)
CMBX NA Index Morgan Stanley
Purchase
USD 4 (5.000%)
(2)
11/18/54
— — —
CMBX NA Index Morgan Stanley
Purchase
USD 36 (5.000%)
(2)
11/18/54
3 (1) 2
CMBX NA Index Morgan Stanley
Sell
USD 39 2.000%
(2)
12/31/20
— — —
CMBX NA Index Morgan Stanley
Purchase
USD 17 (5.000%)
(2)
08/17/61
1 — 1
CMBX NA Index Morgan Stanley
Purchase
USD 24 (5.000%)
(2)
01/17/47
1 — 1
CMBX NA Index Morgan Stanley
Sell
USD 14 5.000%
(2)
05/11/63
(2) — (2)
CMBX NA Index Morgan Stanley
Purchase
USD 22 (5.000%)
(2)
08/17/61
2 (1) 1
CMBX NA Index Morgan Stanley
Sell
USD 100 5.000%
(2)
05/11/63
(18) 4 (14)
CMBX NA Index Morgan Stanley
Purchase
USD 34 (5.000%)
(2)
08/17/61
2 — 2
CMBX NA Index Morgan Stanley
Sell
USD 100 3.000%
(2)
05/11/63
(11) 5 (6)
CMBX NA Index Morgan Stanley
Sell
USD 201 3.000%
(2)
05/11/63
(19) 6 (13)
CMBX NA Index Morgan Stanley
Sell
USD 286 3.000%
(2)
05/11/63
(41) 23 (18)
CMBX NA Index Morgan Stanley
Sell
USD 213 3.000%
(2)
05/11/63
(20) 7 (13)
CMBX NA Index Morgan Stanley
Sell
USD 83 3.000%
(2)
05/11/63
(9) 4 (5)
CMBX NA Index Morgan Stanley
Sell
USD 13 3.000%
(2)
05/11/63
(1) — (1)
CMBX NA Index Morgan Stanley
Sell
USD 90 3.000%
(2)
05/11/63
(10) 4 (6)
CMBX NA Index Morgan Stanley
Sell
USD 502 3.000%
(2)
01/17/47
(37) 35 (2)
Total Open Credit Indices Contracts (å) (726) 1,944 1,218
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 72,878 $ 7,691 $ — $ 80,569
International Debt — 42,332 — — 42,332
Loan Agreements — 44,784 24 — 44,808
Mortgage-Backed Securities — 114,329 — — 114,329
Non-US Bonds — 39,122 — — 39,122
Common Stocks
Consumer Discretionary 11,188 21,218 — — 32,406
Consumer Staples 8,128 8,784 — — 16,912
Energy 10,301 3,155 — — 13,456
Financial Services 64,749 39,882 — — 104,631
Health Care 14,053 11,313 — — 25,366
Materials and Processing 19,215 14,475 — — 33,690
Producer Durables 18,541 33,411 1,539 — 53,491
Technology 38,301 7,698 — — 45,999
Utilities 20,936 20,476 — — 41,412

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
388 Multi-Strategy Income Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Preferred Stocks 20,317 974 — — 21,291
Options Purchased 1,911 28,902 — — 30,813
Warrants & Rights — 52 136 — 188
Short-Term Investments — 36,682 — 200,110 236,792
Other Securities — — — 13,461 13,461
Total Investments 227,640 540,467 9,390 213,571 991,068
Other Financial Instruments
Assets
Futures Contracts 10,722 — — — 10,722
Foreign Currency Exchange Contracts — 539 — — 539
Total Return Swap Contracts — 121 — — 121
Interest Rate Swap Contracts — 6,378 — — 6,378
Credit Default Swap Contracts — 3,183 — — 3,183
Liabilities
Futures Contracts (12,889) — — — (12,889)
Options Written (26) (787) — — (813)
Foreign Currency Exchange Contracts — (1,573) — — (1,573)
Total Return Swap Contracts — (5,160) — — (5,160)
Interest Rate Swap Contracts — (8,283) — — (8,283)
Credit Default Swap Contracts — (1,965) — — (1,965)
Total Other Financial Instruments
*
$ (2,193) $ (7,547) $ — $ — $ (9,74 0 )
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2020, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
6,097
Austria ....................................................................................
2,928
Belgium ..................................................................................
1,012
Bermuda .................................................................................
3,154
Brazil ......................................................................................
4,461
Canada ....................................................................................
30,248
Cayman Islands .......................................................................
5,672
Chile .......................................................................................
1,713
China ......................................................................................
7,186
Colombia .................................................................................
6,750
Czech Republic .......................................................................
2,917

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 389
Amounts in thousands
Country Exposure
Fair Value
$
Denmark .................................................................................
2,845
Finland ...................................................................................
590
France .....................................................................................
13,503
Germany .................................................................................
5,623
Ghana .....................................................................................
28
Greece ....................................................................................
1,195
Guernsey .................................................................................
1,056
Hong Kong ..............................................................................
4,898
Hungary ..................................................................................
343
Indonesia ................................................................................
5,440
Ireland ....................................................................................
2,296
Israel .......................................................................................
1,520
Italy ........................................................................................
1,674
Japan ......................................................................................
80,979
Jersey ......................................................................................
928
Kazakhstan .............................................................................
547
Luxembourg ............................................................................
983
Malaysia ..................................................................................
1,344
Maldives .................................................................................
722
Marshall Islands .....................................................................
1,668
Mexico ....................................................................................
5,946
Netherlands ............................................................................
3,003
New Zealand ...........................................................................
154
Norway ....................................................................................
3,157
Peru ........................................................................................
2,179
Philippines ..............................................................................
187
Portugal ..................................................................................
219
Puerto Rico .............................................................................
1,118
Romania ..................................................................................
1,220
Russia .....................................................................................
14,192
Singapore ................................................................................
3,751
South Africa ............................................................................
7,101
South Korea ............................................................................
7,467
Spain .......................................................................................
1,243
Sweden ....................................................................................
1,275
Switzerland .............................................................................
11,614
Thailand ..................................................................................
3,182
Turkey .....................................................................................
870
Ukraine ...................................................................................
1,891
United Kingdom ......................................................................
32,057
United States ...........................................................................
687,717
Virgin Islands, British .............................................................
1,205
Total Investments .................................................................... 991,068

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
390 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 28.4%
Corporate Bonds and Notes - 6.3%
AES Corp.
4.875% due 05/15/23 215
218
5.125% due 09/01/27 279
295
Aircastle, Ltd.
4.125% due 05/01/24 688
730
AK Steel Corp.
7.000% due 03/15/27 72
71
Ally Financial, Inc.
3.875% due 05/21/24 73
77
4.625% due 03/30/25 770
847
5.750% due 11/20/25 520
591
AMAG Pharmaceuticals, Inc.
3.250% due 06/01/22 866
724
Antero Resources Corp.
Series WI
5.000% due 03/01/25 (Ñ) 515
340
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22 1,132
1,138
Arbor Realty Trust, Inc.
4.750% due 11/01/22 3,434
3,435
Ares Capital Corp.
4.625% due 03/01/24 750
796
Avaya Holdings Corp.
2.250% due 06/15/23 1,238
1,118
Boingo Wireless, Inc.
1.000% due 10/01/23 1,788
1,604
Calpine Corp.
5.125% due 03/15/28 (Þ) 343
341
CenturyLink, Inc.
5.125% due 12/15/26 (Þ) 237
243
4.000% due 02/15/27 (Þ) 13
13
Series WI
5.625% due 04/01/25 (Ñ) 280
297
Series Y
7.500% due 04/01/24 116
131
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.464% due 07/23/22 193
204
4.908% due 07/23/25 652
730
5.375% due 05/01/47 225
258
CIT Group, Inc.
5.000% due 08/01/23 312
335
Series A
5.800% due 12/31/99 (Ê)(ƒ) 549
563
Clearway Energy Operating LLC
4.750% due 03/15/28 (Þ) 61
63
Series WI
5.000% due 09/15/26 515
530
Cleveland-Cliffs, Inc.
5.875% due 06/01/27 (Þ) 252
232
DCP Midstream LLC
5.125% due 05/15/29 377
398
5.600% due 04/01/44 54
53
Dell International LLC / EMC Corp.
6.020% due 06/15/26 (Þ) 600
701
Dell, Inc.
6.500% due 04/15/38 100
111
Dermira, Inc.
3.000% due 05/15/22 866
880
Diamond Sports Group LLC / Diamond
Sports Finance Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.625% due 08/15/27 (Ñ)(Þ) 307
287
DISH Network Corp.
2.375% due 03/15/24 3,510
3,222
Domtar Corp.
6.250% due 09/01/42 408
475
Dresdner Funding Trust I
8.151% due 06/30/31 71
97
Series REGS
8.151% due 06/30/31 241
329
Dycom Industries, Inc.
0.750% due 09/15/21 2,780
2,682
Encore Capital Group, Inc.
2.875% due 03/15/21 2,232
2,202
Energy Transfer Operating, LP
Series A
6.250% due 12/31/99 (Ê)(ƒ) 254
241
Series G
7.125% due 12/31/99 (Ê)(ƒ) 15
15
EnLink Midstream Partners, LP
4.150% due 06/01/25 32
30
5.600% due 04/01/44 271
211
5.050% due 04/01/45 103
77
5.450% due 06/01/47 72
57
Enterprise Products Operating LLC
5.375% due 02/15/78 (Ê) 713
724
EQT Corp.
3.900% due 10/01/27 (Ñ) 492
390
7.000% due 02/01/30 32
28
EQT Midstream Partners LP
Series 30Y
6.500% due 07/15/48 72
63
Exantas Capital Corp.
4.500% due 08/15/22 1,712
1,801
EZCorp, Inc.
2.375% due 05/01/25 1,361
1,099
FireEye, Inc.
Series A
1.000% due 06/01/35 (Ñ) 510
507
Series B
1.625% due 06/01/35 3,544
3,423
Flexion Therapeutics, Inc.
3.375% due 05/01/24 619
626
Fortive Corp.
0.875% due 02/15/22 (Þ) 1,587
1,597
General Electric Co.
Series D
5.000% due 12/29/49 (Ê)(ƒ) 170
168
General Motors Financial Co., Inc.
Series B
6.500% due 12/31/99 (Ê)(ƒ)(Ñ) 130
139
Goldman Sachs BDC, Inc.
4.500% due 04/01/22 2,470
2,544
Goodyear Tire & Rubber Co. (The)
4.875% due 03/15/27 (Ñ) 960
986
Granite Point
5.625% due 12/01/22 (Þ) 2,048
2,074
Green Plains, Inc.
4.125% due 09/01/22 1,796
1,618
Greenbrier Cos., Inc.
2.875% due 02/01/24 3,017
2,779
Hanesbrands, Inc.
4.875% due 05/15/26 (Þ) 739
779
HCA, Inc.
4.750% due 05/01/23 308
333
4.500% due 02/15/27 266
292
4.125% due 06/15/29 240
260

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 391
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.500% due 11/15/95 421
518
HCI Group, Inc.
4.250% due 03/01/37 539
547
Helix Energy Solutions Group, Inc.
4.250% due 05/01/22 495
511
Hercules Capital, Inc.
4.375% due 02/01/22 2,732
2,804
Hess Corp.
5.800% due 04/01/47 160
190
Hope Bancorp, Inc.
2.000% due 05/15/38 3,340
3,129
Insmed, Inc.
1.750% due 01/15/25 619
583
Intercept Pharmaceuticals, Inc.
3.250% due 07/01/23 680
650
Invacare Corp.
5.000% due 02/15/21 193
180
Kinder Morgan Energy Partners, LP
5.625% due 09/01/41 250
300
4.700% due 11/01/42 590
642
KKR Real Estate Finance Trust, Inc.
6.125% due 05/15/23 2,659
2,795
L Brands, Inc.
7.500% due 06/15/29 (Ñ) 595
639
Series WI
6.875% due 11/01/35 325
326
Lennar Corp.
4.125% due 01/15/22 250
257
Series WI
5.000% due 06/15/27 446
494
4.750% due 11/29/27 (Ñ) 497
550
Ligand Pharmaceuticals, Inc.
0.750% due 05/15/23 2,806
2,422
Macquarie Infrastructure Corp.
2.000% due 10/01/23 3,320
3,182
Marathon Oil Corp.
5.200% due 06/01/45 225
258
MPLX, LP
Series 0006
5.200% due 03/01/47 250
277
Nabors Industries, Inc.
0.750% due 01/15/24 3,408
2,353
New Mountain Finance Corp.
5.750% due 08/15/23 1,043
1,106
New York Mortgage Trust, Inc.
6.250% due 01/15/22 (Ñ) 2,445
2,503
Newpark Resources, Inc.
4.000% due 12/01/21 557
552
Novelis Corporation
4.750% due 01/30/30 (Þ) 29
29
Nuance Communications, Inc.
2.750% due 11/01/31 1,442
1,413
1.000% due 12/15/35 890
921
Oil States International, Inc.
1.500% due 02/15/23 2,597
2,113
Patrick Industries, Inc.
1.000% due 02/01/23 1,757
1,683
PDC Energy, Inc.
1.125% due 09/15/21 (Ñ) 2,526
2,388
Plains All American Pipeline, LP
Series B
6.125% due 06/16/23 (Ê)(ƒ) 756
700
Pluralsight, Inc.
0.375% due 03/01/24 (Þ) 609
547
Rackspace Hosting, Inc.
8.625% due 11/15/24 (Þ) 42
42
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Radius Health, Inc.
3.000% due 09/01/24 241
201
Range Resources Corp.
Series WI
4.875% due 05/15/25 (Ñ) 759
590
Redfin Corp.
1.750% due 07/15/23 361
387
RWT Holdings, Inc.
5.750% due 10/01/25 1,621
1,696
SEACOR Holdings, Inc.
3.000% due 11/15/28 1,346
1,327
SM Energy Co.
1.500% due 07/01/21 2,180
2,084
6.625% due 01/15/27 99
90
SunPower Corp.
4.000% due 01/15/23 153
136
Synaptics, Inc.
0.500% due 06/15/22 394
442
Tenet Healthcare Corp.
4.875% due 01/01/26 (Þ) 721
750
6.875% due 11/15/31 150
155
TerraForm Power Operating LLC
4.750% due 01/15/30 (Þ) 86
91
Teva Pharmaceutical Industries, Ltd.
Series C
0.250% due 02/01/26 2,127
2,032
Tilray, Inc.
5.000% due 10/01/23 548
315
TimkenSteel Corp.
6.000% due 06/01/21 742
739
Toll Brothers Finance Corp.
Series 10YR
4.350% due 02/15/28 1,005
1,058
Tutor Perini Corp.
2.875% due 06/15/21 (Ñ) 618
591
Twitter, Inc.
1.000% due 09/15/21 3,318
3,240
Two Harbors Investment Corp.
6.250% due 01/15/22 3,247
3,391
Veeco Instruments, Inc.
2.700% due 01/15/23 2,820
2,632
Vishay Intertechnology, Inc.
2.250% due 06/15/25 786
781
Vonage Holdings Corp.
1.750% due 06/01/24 (Þ) 859
815
Western Asset Mortgage Capital Corp.
6.750% due 10/01/22 1,929
1,967
Western Digital Corp.
1.500% due 02/01/24 (Þ) 928
930
Western Midstream Operating, LP
4.050% due 02/01/30 45
45
WPX Energy, Inc.
5.750% due 06/01/26 266
279
5.250% due 10/15/27 17
18
4.500% due 01/15/30 137
138
Zillow Group, Inc.
1.500% due 07/01/23 2,576
2,521
117,267
International Debt - 1.7%
Actavis Funding SCS
4.750% due 03/15/45 200
231
AerCap Holdings NV
5.875% due 10/10/79 (Ê) 400
428
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.650% due 07/21/27 375
394

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
392 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 01/23/28 375
397
AIMCO
Series 2018-AA Class ER
7.031% due 01/15/28 (Ê)(Þ) 1,000
1,000
Aircastle, Ltd.
4.250% due 06/15/26 232
249
Akbank Turk AS
Series REGS
5.125% due 03/31/25 200
204
Albea Beauty Holdings SA Term Loan
B2
4.907% due 04/12/24 (Ê) 118
117
Allergan Funding SCS
4.550% due 03/15/35 756
871
ams AG
0.875% due 09/28/22 3,600
3,226
Aphria, Inc.
5.250% due 06/01/24 558
404
Arcelik AS
Series REGS
5.000% due 04/03/23 200
206
Arterra Wines Canada, Inc. Term Loan
B1
4.653% due 12/15/23 (Ê) 247
246
Barclays Bank PLC
6.278% due 04/05/22 (ƒ) 450
533
6.278% due 12/29/49 (Ê)(ƒ) 300
356
Berry Global, Inc.
Series REGS
1.500% due 01/15/27 220
243
Bharti Airtel, Ltd.
Series REGS
4.375% due 06/10/25 200
207
BHP Billiton Finance USA, Ltd.
Series REGS
6.750% due 10/19/75 (Ê) 200
235
Borr Drilling, Ltd.
3.875% due 05/23/23 400
319
Country Garden Holdings Co., Ltd.
5.625% due 01/14/30 200
201
Delta 2 (LUX ) Sarl Term Loan B
4.145% due 02/01/24 (Ê) 600
599
Deutsche Postbank Funding Trust I
Series I
0.059% due 12/29/49 (Ê)(ƒ) 148
150
Deutsche Postbank Funding Trust III
0.427% due 02/15/23 (Ê)(ƒ) 253
256
Diamond (BC) BV 1st Lien Term Loan
4.777% due 09/06/24 (Ê) 265
257
DNB Bank ASA
Series -
4.875% due 12/31/99 (Ê)(ƒ) 405
414
Enbridge, Inc.
5.500% due 07/15/77 (Ê) 989
1,027
Fiat Chrysler Automobiles NV
Series WI
5.250% due 04/15/23 400
428
Froneri, Inc. Term Loan
0.000% due 01/29/27 (~)(Ê)(v) 100
100
Gateway Casinos & Entertainment, Ltd.
Term Loan B1
4.945% due 03/13/25 (Ê) 185
185
GFL Environmental, Inc. 1st Lien Term
Loan B
4.645% due 05/31/25 (Ê) 273
272
Golar LNG, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.750% due 02/15/22 1,237
1,066
HSBC Bank PLC
Series 1M
2.188% due 06/29/49 (Ê)(ƒ) 300
247
Huntsman International LLC
Series WI
4.250% due 04/01/25 530
670
I-Logic Technologies Bidco, Ltd. 1st
Lien Term Loan
4.395% due 12/31/24 (Ê) 229
227
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 710
756
ION Trading Technologies Sarl 1st Lien
Term Loan B
6.064% due 11/21/24 (Ê) 440
425
IQVIA Holdings, Inc.
Series REGS
2.250% due 01/15/28 126
142
Jazz Investments I Ltd.
1.875% due 08/15/21 823
836
LCM XVIII, LP
Series 2018-18A Class ER
7.769% due 04/20/31 (Ê)(Þ) 500
473
Levi Strauss & Co.
Series NCD
3.375% due 03/15/27 416
488
Mallinckrodt International Finance SA
1st Lien Term Loan B
4.695% due 09/24/24 (Ê) 332
277
Millicom International Cellular SA
Series REGS
5.125% due 01/15/28 200
209
MMK Finance, Ltd.
3.849% due 04/08/22 200
205
MPT Operating Partnership LP / MPT
Finance Corp.
3.692% due 06/05/28 647
909
National Westminster Bank PLC
Series C
2.159% due 11/29/49 (Ê)(ƒ) 160
142
Neptune Energy Bondco PLC
Series REGS
6.625% due 05/15/25 200
197
Network i2i Ltd.
Series REGS
5.650% due 12/31/99 (Ê)(ƒ) 200
199
NXP BV / NXP Funding LLC
3.875% due 09/01/22 (Þ) 200
209
OI European Group BV
4.000% due 03/15/23 (Þ) 126
128
Petrobras Global Finance BV
5.093% due 01/15/30 (Þ) 15
16
Quintiles IMS, Inc.
Series REGS
3.250% due 03/15/25 560
630
Royal Bank of Scotland Group PLC
Series B
2.063% due 08/29/49 (~)(Ê)(ƒ) 130
115
Sappi Papier Holding GmbH
Series REGS
7.500% due 06/15/32 160
166
Severstal PJSC
5.900% due 10/17/22 210
227
Ship Finance International, Ltd.
5.750% due 10/15/21 1,959
2,020
Silver Standard Resources, Inc.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 393
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.875% due 02/01/33 558
566
Solvay Acetow GmbH Term Loan
7.421% due 05/31/23 (Ê) 124
112
Sophos Group PLC Term Loan
0.000% due 10/14/26 (~)(Ê)(v) 207
207
Sound Point CLO III-R, Ltd.
Series 2018-2RA Class E
8.436% due 04/15/29 (Ê)(Þ) 250
222
Stars Group Holdings BV Term Loan B
5.445% due 07/10/25 (Ê) 215
216
Steele Creek CLO, Ltd.
Series 2017-1A Class E
7.834% due 01/15/30 (Ê)(Þ) 500
443
Stora Enso OYJ
7.250% due 04/15/36 (Þ) 200
242
Series REGS
7.250% due 04/15/36 150
182
Suzano Austria GmbH
Series REGS
7.000% due 03/16/47 200
239
Series WI
5.000% due 01/15/30 200
211
Telecom Italia Capital SA
6.000% due 09/30/34 70
79
Trader Corp. Term Loan B
4.660% due 09/28/23 (Ê) 234
233
Trinitas CLO X, Ltd.
Series 2019-10A Class E
8.731% due 04/15/32 (Ê)(Þ) 300
295
Turk Telekomunikasyon AS
Series REGS
4.875% due 06/19/24 230
236
Turkiye Vakiflar Bankasi TAO
5.250% due 02/05/25 200
199
Vale Overseas, Ltd.
6.250% due 08/10/26 293
346
Weibo Corp.
1.250% due 11/15/22 1,485
1,413
ZAIS CLO 11, Ltd.
Series 2018-11A Class E
8.579% due 01/20/32 (Ê)(Þ) 500
420
Ziggo Secured Finance BV Term Loan I
4.176% due 04/15/28 (~)(Ê) 200
200
30,795
Loan Agreements - 1.6%
ABG Intermediate Holdings 2 LLC 1st
Lien Term Loan B
5.145% due 09/29/24 (Ê) 398
398
Advanced Integration Technology, LP 1st
Lien Term Loan B1
6.395% due 04/03/23 (Ê) 278
275
AgroFresh, Inc. Term Loan B
6.395% due 07/31/21 (Ê) 342
318
AGS LLC 1st Lien Term Loan B
5.145% due 02/15/24 (Ê) 277
277
Air Medical Group Holdings, Inc. 1st
Lien Term Loan B
5.445% due 04/28/22 (Ê) 274
268
Almonde, Inc. 1st Lien Term Loan B
5.277% due 06/16/24 (Ê) 190
188
Alphabet Holding Co., Inc. 1st Lien
Term Loan
5.145% due 08/15/24 (Ê) 285
271
Alvogen Group, Inc. 1st Lien Term
Loan B
6.400% due 04/02/22 (Ê) 327
288
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
American Airlines, Inc. Term Loan
0.000% due 10/10/21 (~)(Ê)(v) 190
187
Amneal Pharmaceuticals LLC 1st Lien
Term Loan B
5.188% due 05/04/25 (Ê) 172
157
Anastasia Parent LLC 1st Lien Term
Loan B
5.395% due 08/10/25 (Ê) 395
317
AP Exhaust Acquisition LLC Term Loan
A1
6.901% due 05/10/25 (Ê) 131
119
AP Exhaust Acquisition LLC Term
Loan B
6.901% due 05/10/24 (Ê) 235
102
AppLovin Corp. 1st Lien Term Loan B
5.145% due 08/15/25 (Ê) 396
397
Aretec Group, Inc. 1st Lien Term Loan
5.895% due 10/01/25 (Ê) 198
196
Ascend Learning LLC Term Loan B
4.645% due 07/12/24 (Ê) 343
344
ASGN, Inc. Term Loan B3
3.395% due 04/02/25 (Ê) 149
150
ASP AMC Merger Sub, Inc. Term Loan B
5.445% due 04/13/24 (Ê) 274
235
AssuredPartners, Inc. 1st Lien Term
Loan B
5.145% due 10/22/24 (Ê) 373
373
Blount International, Inc. 1st Lien Term
Loan B
5.395% due 04/12/23 (Ê) 125
126
Boxer Parent Co., Inc. 1st Lien Term
Loan B
5.895% due 10/02/25 (Ê) 283
279
BroadStreet Partners, Inc. Term Loan
0.000% due 01/27/27 (~)(Ê)(v) 100
100
Brookfield WEC Holdings, Inc. Term
Loan
4.645% due 08/01/25 (Ê) 297
297
Caesars Entertainment Operating Co.
LLC 1st Lien Term Loan B
3.645% due 10/06/24 (Ê) 236
237
Cambium Learning Group, Inc. Term
Loan
6.145% due 12/18/25 (Ê) 200
198
Carestream Health, Inc. Term Loan
7.645% due 02/28/21 (Ê) 377
370
Castle US Holding Corp. Term Loan
0.000% due 01/29/27 (~)(Ê)(v) 300
297
CenturyLink, Inc. Term Loan B
0.000% due 01/31/25 (~)(Ê)(v) 200
200
Change Healthcare Holdings LLC 1st
Lien Term Loan B
4.145% due 03/01/24 (Ê) 214
214
Charter Communications Operating LLC
Term Loan B2
3.400% due 02/01/27 (Ê) 19
19
CHG PPC Parent LLC Term Loan B
4.395% due 03/30/25 (Ê) 123
124
CityCenter Holdings LLC Term Loan B
3.895% due 04/18/24 (Ê) 124
124
Clear Channel Outdoor Holdings, Inc.
Term Loan B
5.145% due 08/21/26 (Ê) 249
250
Constellis Holdings LLC 1st Lien Term
Loan
6.777% due 04/18/24 (Ê) 249
54
Constellis Holdings LLC 2nd Lien Term
Loan

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
394 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
10.777% due 04/21/25 (Ê) 189
5
Cortes NP Acquisition Corp. Term Loan
B
5.645% due 11/30/23 (Ê) 446
445
CT Technologies Intermediate Holdings,
Inc. 1st Lien Term Loan B
5.895% due 12/01/21 (Ê) 121
118
DiversiTech Holdings, Inc. 1st Lien
Term Loan B
4.945% due 06/01/24 (Ê) 123
122
EagleView Technology Corp. 1st Lien
Term Loan B1
5.409% due 07/31/25 (Ê) 248
239
ECI Macola/Max Holding LLC 1st Lien
Term Loan B
6.195% due 09/29/24 (Ê) 100
100
ECI Macola/Max Holding LLC 2nd Lien
Term Loan
9.945% due 09/29/25 (Ê) 128
126
Ellie Mae, Inc. Term Loan
5.695% due 04/16/26 (Ê) 210
211
EnergySolutions LLC 1st Lien Term
Loan B
5.695% due 05/11/25 (Ê) 281
268
Ensemble RCM LLC Term Loan
5.659% due 08/01/26 (Ê) 499
500
Envision Healthcare Corp. 1st Lien Term
Loan B
5.395% due 10/11/25 (Ê) 312
262
EVO Payments International LLC 1st
Lien Term Loan B
4.900% due 12/22/23 (Ê) 98
99
EW Scripps Co. Term Loan B2
4.145% due 05/01/26 (Ê) 111
112
Fort Dearborn Company 1st Lien Term
Loan
5.763% due 10/19/23 (Ê) 5
5
5.908% due 10/19/23 (Ê) 206
202
Genesee & Wyoming, Inc. New Term
Loan
3.906% due 11/06/26 (Ê) 375
377
Getty Images, Inc. 1st Lien Term Loan
6.188% due 02/19/26 (Ê) 307
304
Gruden Holdings, Inc. 1st Lien Term
Loan
7.445% due 08/18/22 (Ê) 246
248
GTT Communications, Inc. 1st Lien
Term Loan B
4.400% due 05/31/25 (Ê) 622
522
Guidehouse LLP First Lien Loan
6.145% due 05/01/25 (Ê) 249
248
Helios Software Holdings, Inc. Term
Loan
0.000% due 10/24/25 (~)(Ê)(v) 131
130
HGIM Corp. 1st Lien Term Loan
8.034% due 07/02/23 (Ê) 217
164
HUB International, Ltd. 1st Lien Term
Loan
4.551% due 04/25/25 (Ê) 522
521
5.335% due 04/25/25 (Ê) 1
1
Hyland Software, Inc. 1st Lien Term
Loan
5.145% due 07/01/24 (Ê) 206
207
Information Resources, Inc. 1st Lien
Term Loan
6.146% due 12/03/25 (Ê) 173
169
Jason, Inc. 1st Lien Term Loan
6.445% due 06/30/21 (Ê) 170
135
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kestra Advisory Services LLC Term
Loan
6.200% due 06/04/26 (Ê) 175
174
Level 3 Financing, Inc. Term Loan B
3.395% due 03/01/27 (Ê) 224
224
LifeScan Global Corp. 1st Lien Term
Loan
8.056% due 10/02/24 (Ê) 174
166
Limetree Bay Terminals LLC Term Loan
B
5.645% due 02/15/24 (Ê) 93
84
Lower Cadence Holdings LLC Term
Loan B
5.645% due 05/10/26 (Ê) 232
226
MCC Iowa LLC 1st Lien Term Loan M
3.570% due 01/15/25 (Ê) 248
249
Metro-Goldwyn-Mayer, Inc. 1st Lien
Term Loan B
4.150% due 07/03/25 (Ê) 123
123
MH Sub I, LLC 1st Lien Term Loan
5.395% due 09/15/24 (Ê) 249
249
Midas Intermediate Holdco II LLC Term
Loan B
4.697% due 08/18/21 (Ê) 298
293
Midwest Physician Administrative
Services LLC 1st Lien Term Loan
4.395% due 08/15/24 (Ê) 421
418
Midwest Physician Administrative
Services, LLC 2nd Lien Term Loan
8.645% due 08/11/25 (Ê) 122
119
Mitchell International, Inc. 1st Lien
Term Loan B
4.895% due 12/01/24 (Ê) 366
362
Navistar, Inc. 1st Lien Term Loan B
5.170% due 11/06/24 (Ê) 246
246
NN, Inc. 1st Lien Term Loan B
6.895% due 10/19/22 (Ê) 123
121
NN, Inc. Term Loan
6.895% due 10/19/22 (Ê) 273
269
NPC International, Inc. 1st Lien Term
Loan
5.277% due 04/20/24 (Ê) 373
162
Panther BF Aggregator, LP Term Loan B
5.160% due 04/30/26 (Ê) 182
183
Penn National Gaming, Inc. 1st Lien
Term Loan B1
3.895% due 10/15/25 (Ê) 173
174
Perforce Software, Inc. Term Loan B
5.895% due 07/08/26 (Ê) 75
75
Pre-Paid Legal Services, Inc. 1st Lien
Term Loan
4.895% due 05/01/25 (Ê) 111
112
Prime Security Services Borrower LLC /
Prime Finance, Inc. Term Loan B1
5.013% due 09/23/26 (Ê) 499
499
Quest Software US Holdings, Inc. 1st
Lien Term Loan
6.027% due 05/18/25 (Ê) 545
544
Quikrete Holdings, Inc. Term Loan B
0.000% due 01/29/27 (~)(Ê)(v) 200
200
Rackspace Hosting, Inc. 1st Lien Term
Loan
4.902% due 11/03/23 (Ê) 1,255
1,204
Radiate Holdco LLC 1st Lien Term
Loan B
4.645% due 02/01/24 (Ê) 247
247
Radio One, Inc. 1st Lien Term Loan B
5.650% due 04/05/23 (Ê) 397
383

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 395
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Red Ventures LLC 1st Lien Term Loan B
4.161% due 11/08/24 (Ê) 375
375
Research Now Group, Inc. 1st Lien Term
Loan
7.409% due 12/20/24 (Ê) 272
271
Reynolds American, Inc. Term Loan
0.000% due 01/30/27 (~)(Ê)(v) 100
100
Rocket Software, Inc. Term Loan
5.895% due 11/28/25 (Ê) 174
169
RPI Finance Trust Term Loan B
3.645% due 03/27/23 (Ê) 120
120
S2P Acquisition Borrower, Inc. Term
Loan
5.645% due 08/14/26 (Ê) 249
250
Scientific Games International, Inc. 1st
Lien Term Loan B5
4.395% due 08/14/24 (Ê) 100
99
Seadrill Operating, LP Term Loan B
7.945% due 02/21/21 (Ê) 405
190
Sedgwick Claims Management Services,
Inc. 1st Lien Term Loan B
4.895% due 12/31/25 (Ê) 279
279
SonicWall US Holdings, Inc. 1st Lien
Term Loan
5.399% due 05/16/25 (Ê) 234
230
Southcross Energy Partners, LP 1st Lien
Term Loan B
10.000% due 08/04/21 (Ê) 60
1
Southwire Co. LLC 1st Lien Term Loan B
3.395% due 05/15/25 (Ê) 140
139
Sprint Corp. Term Loan B
4.688% due 02/03/24 (Ê) 412
407
Starfruit Finco BV 1st Lien Term Loan B
4.699% due 10/01/25 (Ê) 284
284
Station Casinos LLC 1st Lien Term
Loan B
4.150% due 06/08/23 (Ê) 250
250
Stats Intermediate Holding LLC Term
Loan
7.300% due 07/12/26 (Ê) 188
183
Steak n Shake Operations, Inc. Term
Loan
5.400% due 03/19/21 (Ê) 294
206
SuperMoose Borrower LLC 1st Lien
Term Loan
5.395% due 08/15/25 (Ê) 165
159
Tempo Acquisition LLC Term Loan B
4.395% due 05/01/24 (Ê) 249
249
Terrier Media Buyer, Inc. Term Loan B
6.148% due 12/17/26 (Ê) 597
602
TKC Holdings, Inc. 1st Lien Term Loan
5.400% due 02/01/23 (Ê) 245
223
TransDigm Group, Inc. Term Loan
4.145% due 06/09/23 (Ê) 273
273
TruGreen Limited Partnership Term
Loan B
5.395% due 03/15/26 (Ê) 124
124
Twin River Management Group, Inc.
Term Loan
4.395% due 05/10/26 (Ê) 174
174
Uber Technologies, Inc. 1st Lien Term
Loan
5.658% due 03/22/25 (Ê) 275
274
United Airlines, Inc. Term Loan B
3.395% due 04/01/24 (Ê) 248
248
United Natural Foods, Inc. Term Loan
5.895% due 10/22/25 (Ê) 347
310
Univar USA, Inc Term Loan B3
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.895% due 07/01/24 (Ê) 181
181
Upstream Newco, Inc. Term Loan
0.000% due 10/24/26 (~)(Ê)(v) 95
95
US Anesthesia Partners, Inc. Term Loan
4.645% due 06/23/24 (Ê) 92
91
USI, Inc. Term Loan B
4.945% due 05/16/24 (Ê) 189
188
VeriFone Systems, Inc. 1st Lien Term
Loan
5.899% due 08/20/25 (Ê) 158
156
Vero Parent, Inc. Term Loan B
0.000% due 08/16/24 (~)(Ê)(v) 95
91
Vertafore, Inc. 1st Lien Term Loan B
4.895% due 07/02/25 (Ê) 423
417
Virgin Media Secured Finance PLC Term
Loan
4.176% due 01/04/28 (Ê) 250
250
William Morris Endeavor Entertainment
LLC 1st Lien Term Loan B
4.400% due 05/18/25 (Ê) 1,052
1,047
WP CityMD Bidco LLC Term Loan B
6.445% due 08/07/26 (Ê) 250
251
Yak Access LLC 1st Lien Term Loan B
6.645% due 07/11/25 (Ê) 99
94
29,745
Mortgage-Backed Securities - 15.5%
Fannie Mae
4.500% due 2049 88
94
5.000% due 2049 203
222
30 Year TBA(Ï)
3.000% 3,000
3,068
3.500% 18,000
18,876
4.000% 72,000
75,190
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIP
5.418% due 04/25/40 (Ê) 1,885
367
Series 2010-99 Class NI
Interest Only STRIP
6.000% due 09/25/40 3,257
679
Series 2010-109 Class IM
Interest Only STRIP
5.500% due 09/25/40 5,077
897
Series 2011-53 Class ST
Interest Only STRIP
3.856% due 06/25/41 (Ê) 10,758
1,894
Series 2011-101 Class SA
Interest Only STRIP
5.129% due 10/25/41 (Ê) 2,807
452
Series 2011-134 Class SP
Interest Only STRIP
4.040% due 02/25/41 (Ê) 4,639
505
Series 2012-19 Class S
Interest Only STRIP
3.546% due 03/25/42 (Ê) 7,152
1,289
Series 2012-49 Class QI
Interest Only STRIP
4.500% due 12/25/40 2,169
158
Series 2012-62 Class MI
Interest Only STRIP
4.000% due 03/25/41 914
81
Series 2012-103 Class SD
Interest Only STRIP
4.813% due 09/25/42 (Ê) 3,049
626

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
396 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-116 Class SA
Interest Only STRIP
5.329% due 10/25/42 (Ê) 1,839
388
Series 2012-124 Class JI
Interest Only STRIP
3.500% due 11/25/42 5,374
408
Series 2013-7 Class SA
Interest Only STRIP
4.636% due 02/25/43 (Ê) 7,014
1,680
Series 2013-27 Class PI
Interest Only STRIP
3.000% due 12/25/41 1,221
55
Series 2013-35 Class IP
Interest Only STRIP
3.000% due 06/25/42 670
32
Series 2013-35 Class PI
Interest Only STRIP
3.000% due 02/25/42 639
27
Series 2013-40 Class YI
Interest Only STRIP
3.500% due 06/25/42 1,112
91
Series 2013-41 Class SP
Interest Only STRIP
5.422% due 06/25/40 (Ê) 493
25
Series 2013-54 Class LI
Interest Only STRIP
7.000% due 11/25/34 2,483
572
Series 2013-57 Class IQ
Interest Only STRIP
3.000% due 06/25/41 959
64
Series 2013-67 Class IL
Interest Only STRIP
6.500% due 07/25/43 4,340
828
Series 2013-107 Class SB
Interest Only STRIP
4.713% due 02/25/43 (Ê) 3,773
713
Series 2014-87 Class MS
Interest Only STRIP
3.969% due 01/25/45 (Ê) 6,611
1,225
Series 2015-34 Class QI
Interest Only STRIP
5.000% due 06/25/45 1,276
302
Series 2015-35 Class IA
Interest Only STRIP
5.000% due 06/25/45 2,423
485
Series 2015-66 Class AS
Interest Only STRIP
4.379% due 09/25/45 (Ê) 3,174
544
Series 2015-69 Class IO
Interest Only STRIP
6.000% due 09/25/45 3,067
659
Series 2015-73 Class PI
Interest Only STRIP
3.500% due 10/25/45 7,415
532
Series 2015-84 Class PI
Interest Only STRIP
5.500% due 08/25/33 8,464
1,555
Series 2016-8 Class SA
Interest Only STRIP
3.646% due 03/25/46 (Ê) 7,485
1,334
Series 2016-61 Class BS
Interest Only STRIP
5.613% due 09/25/46 (Ê) 8,578
1,462
Series 2016-65 Class CS
Interest Only STRIP
4.035% due 09/25/46 (Ê) 5,692
937
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-83 Class BS
Interest Only STRIP
4.203% due 11/25/46 (Ê) 6,929
1,302
Series 2016-95 Class BI
Interest Only STRIP
4.500% due 07/25/40 1,796
264
Series 2016-102 Class JI
Interest Only STRIP
3.500% due 02/25/46 320
34
Series 2017-2 Class KI
Interest Only STRIP
4.000% due 02/25/47 2,175
249
Series 2017-8 Class SB
Interest Only STRIP
4.203% due 02/25/47 (Ê) 6,618
1,266
Series 2017-32 Class IP
Interest Only STRIP
4.500% due 05/25/47 6,600
1,242
Series 2017-48 Class LI
Interest Only STRIP
4.000% due 05/25/47 924
92
Series 2017-72 Class GI
Interest Only STRIP
4.000% due 08/25/47 1,028
96
Series 2017-75 Class NI
Interest Only STRIP
5.000% due 11/25/46 1,860
352
Series 2017-78 Class KI
Interest Only STRIP
3.500% due 10/25/47 4,017
444
Series 2017-82 Class NI
Interest Only STRIP
4.000% due 10/25/47 4,968
671
Series 2017-112 Class SG
Interest Only STRIP
4.349% due 01/25/48 (Ê) 2,945
530
Series 2017-113 Class IO
Interest Only STRIP
5.000% due 01/25/38 1,906
250
Series 2018-1 Class AI
Interest Only STRIP
5.000% due 02/25/48 5,384
961
Series 2018-1 Class JI
Interest Only STRIP
5.000% due 02/25/48 1,496
310
Series 2018-3 Class PI
Interest Only STRIP
4.000% due 02/25/48 1,881
212
Series 2018-14 Class KI
Interest Only STRIP
6.000% due 03/25/48 5,904
1,308
Series 2018-36 Class IO
Interest Only STRIP
5.000% due 06/25/48 2,522
498
Series 2018-36 Class SD
Interest Only STRIP
4.373% due 06/25/48 (Ê) 7,754
1,365
Series 2018-39 Class SA
Interest Only STRIP
4.055% due 06/25/48 (Ê) 6,127
878
Series 2018-47 Class SA
Interest Only STRIP
4.210% due 07/25/48 (Ê) 3,589
679
Series 2018-58 Class IO
Interest Only STRIP
5.500% due 08/25/48 8,217
1,672

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 397
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-62 Class SB
Interest Only STRIP
4.130% due 09/25/48 (Ê) 7,518
1,247
Series 2018-86 Class DS
Interest Only STRIP
3.790% due 12/25/48 (Ê) 13,210
1,815
Series 2018-86 Class US
Interest Only STRIP
3.694% due 12/25/48 (Ê) 8,024
1,390
Series 2018-95 Class SA
Interest Only STRIP
3.710% due 01/25/49 (Ê) 5,238
961
Series 2018-95 Class SL
Interest Only STRIP
3.710% due 01/25/49 (Ê) 4,837
855
Series 2019-5 Class SA
Interest Only STRIP
3.696% due 03/25/49 (Ê) 5,847
1,098
Series 2019-13 Class IO
Interest Only STRIP
4.500% due 03/25/49 3,388
243
Series 2019-17 Class LI
Interest Only STRIP
4.500% due 04/25/49 4,483
468
Series 2019-21 Class SB
Interest Only STRIP
3.620% due 05/25/49 (Ê) 4,956
820
Series 2019-24 Class SA
Interest Only STRIP
4.342% due 05/25/49 (Ê) 3,195
461
Series 2019-26 Class SM
Interest Only STRIP
3.905% due 06/25/49 (Ê) 6,376
840
Series 2019-28 Class S
Interest Only STRIP
3.646% due 06/25/49 (Ê) 4,265
678
Series 2019-32 Class SD
Interest Only STRIP
3.608% due 06/25/49 (Ê) 7,326
1,361
Series 2019-41 Class SB
Interest Only STRIP
3.648% due 08/25/49 (Ê) 3,708
712
Series 2019-43 Class KS
Interest Only STRIP
4.258% due 08/25/49 (Ê) 7,300
1,063
Series 2019-45 Class SD
Interest Only STRIP
3.779% due 08/25/49 (Ê) 4,218
820
Series 2019-71 Class CS
Interest Only STRIP
3.950% due 11/25/49 (Ê) 1,831
503
Series 2019-73 Class SC
Interest Only STRIP
4.250% due 12/25/49 (Ê) 5,142
810
Fannie Mae Strips
Series 2009-397
Interest Only STRIP
5.000% due 09/25/39 507
90
Series 2010-404
Interest Only STRIP
4.500% due 05/25/40 405
59
Series 2016-422 Class C12
Interest Only STRIP
4.000% due 12/25/45 3,478
551
Freddie Mac
5.000% due 2049 39
42
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Freddie Mac REMICS
Series 2007-3346 Class SC
Interest Only STRIP
4.392% due 10/15/33 (Ê) 9,512
1,746
Series 2010-3714 Class KI
Interest Only STRIP
4.500% due 11/15/39 359
21
Series 2010-3747 Class SA
Interest Only STRIP
5.511% due 10/15/40 (Ê) 862
157
Series 2011-3919 Class SA
Interest Only STRIP
4.941% due 09/15/41 (Ê) 3,734
681
Series 2011-3927 Class IP
Interest Only STRIP
4.500% due 06/15/40 944
81
Series 2012-3829 Class AS
Interest Only STRIP
5.961% due 03/15/41 (Ê) 863
169
Series 2012-3981 Class WS
Interest Only STRIP
5.323% due 05/15/41 (Ê) 475
53
Series 2012-3984 Class DS
Interest Only STRIP
4.961% due 01/15/42 (Ê) 1,124
183
Series 2012-4000 Class LI
Interest Only STRIP
4.000% due 02/15/42 1,239
131
Series 2012-4016 Class SC
Interest Only STRIP
4.603% due 03/15/42 (Ê) 1,776
307
Series 2012-4033 Class SC
Interest Only STRIP
5.316% due 10/15/36 (Ê) 549
36
Series 2012-4074 Class KS
Interest Only STRIP
5.788% due 02/15/41 (Ê) 1,250
166
Series 2013-4182 Class PI
Interest Only STRIP
3.000% due 12/15/41 1,874
81
Series 2013-4259 Class DI
Interest Only STRIP
4.000% due 06/15/43 5,570
709
Series 2013-4265 Class SD
Interest Only STRIP
4.513% due 01/15/35 (Ê) 3,378
569
Series 2013-4267 Class CS
Interest Only STRIP
4.816% due 05/15/39 (Ê) 477
22
Series 2014-4299 Class JI
Interest Only STRIP
4.000% due 07/15/43 1,274
116
Series 2015-4425 Class EI
Interest Only STRIP
4.000% due 01/15/45 2,626
353
Series 2015-4452 Class QI
Interest Only STRIP
4.000% due 11/15/44 3,351
589
Series 2015-4510 Class HI
Interest Only STRIP
3.000% due 03/15/40 2,174
87
Series 2015-4530 Class TI
Interest Only STRIP
4.000% due 11/15/45 861
105

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
398 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-4560 Class IO
Interest Only STRIP
5.802% due 05/15/39 (~)(Ê) 1,695
330
Series 2016-4591 Class QI
Interest Only STRIP
3.500% due 04/15/46 885
104
Series 2016-4596 Class CS
Interest Only STRIP
3.794% due 06/15/46 (Ê) 5,598
887
Series 2016-4601 Class PI
Interest Only STRIP
4.500% due 12/15/45 903
126
Series 2016-4604 Class QI
Interest Only STRIP
3.500% due 07/15/46 5,525
646
Series 2017-4663 Class KI
Interest Only STRIP
3.500% due 11/15/42 1,164
52
Series 2017-4663 Class PI
Interest Only STRIP
4.000% due 03/15/47 1,311
144
Series 2017-4663 Class TI
Interest Only STRIP
3.500% due 10/15/42 1,189
43
Series 2017-4666 Class AI
Interest Only STRIP
3.000% due 09/15/35 2,421
69
Series 2017-4678 Class MS
Interest Only STRIP
5.107% due 04/15/47 (Ê) 1,216
211
Series 2017-4697 Class PI
Interest Only STRIP
3.500% due 09/15/45 878
57
Series 2017-4697 Class YI
Interest Only STRIP
3.500% due 07/15/47 3,441
336
Series 2017-4707 Class AI
Interest Only STRIP
4.000% due 07/15/47 675
72
Series 2017-4731 Class QS
Interest Only STRIP
4.613% due 11/15/47 (Ê) 2,193
341
Series 2017-4749 Class IP
Interest Only STRIP
4.000% due 02/15/47 5,952
621
Series 2018-4760 Class IG
Interest Only STRIP
5.000% due 02/15/48 1,390
290
Series 2018-4801 Class IG
Interest Only STRIP
3.000% due 06/15/48 8,923
920
Series 2018-4808 Class SD
Interest Only STRIP
4.173% due 07/15/48 (Ê) 5,137
748
Series 2018-4839 Class WS
Interest Only STRIP
4.073% due 08/15/56 (Ê) 6,316
1,445
Series 2019-4882 Class SA
Interest Only STRIP
3.855% due 05/15/49 (Ê) 8,417
1,238
Series 2019-4907 Class AS
Interest Only STRIP
3.734% due 09/25/48 (Ê) 16,160
2,836
Series 2019-4922 Class SB
Interest Only STRIP
4.001% due 04/25/49 (Ê) 4,479
569
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-4928 Class S
Interest Only STRIP
3.964% due 11/25/49 (Ê) 3,597
661
Freddie Mac Strips
Series 2014-324 Class C21
Interest Only STRIP
6.000% due 06/15/39 709
168
Ginnie Mae
Series 2011-17 Class S
Interest Only STRIP
5.072% due 02/20/41 (Ê) 4,156
755
Series 2013-H24 Class AI
Interest Only STRIP
1.472% due 09/20/63 (~)(Ê) 1,832
65
Ginnie Mae II
3.500% due 2049 258
269
5.000% due 2049 2,114
2,316
5.500% due 2049 111
119
4.000% due 2050 36
37
30 Year TBA(Ï)
4.500% 1,000
1,051
Ginnie Mae REMICS
Series 2009-121 Class CI
Interest Only STRIP
4.500% due 12/16/39 3,333
651
Series 2009-121 Class DI
Interest Only STRIP
4.500% due 12/16/39 1,885
329
Series 2010-35 Class QI
Interest Only STRIP
4.500% due 03/20/40 6,493
1,185
Series 2010-35 Class UI
Interest Only STRIP
5.000% due 03/20/40 5,994
1,394
Series 2010-134 Class ES
Interest Only STRIP
5.022% due 11/20/39 (Ê) 1,584
110
Series 2010-167 Class SG
Interest Only STRIP
5.237% due 08/16/38 (Ê) 1,538
44
Series 2010-H19 Class BI
Interest Only STRIP
1.460% due 08/20/60 (~)(Ê) 2,831
155
Series 2010-H22 Class CI
Interest Only STRIP
2.365% due 10/20/60 (~)(Ê) 2,378
117
Series 2011-22 Class PS
Interest Only STRIP
5.022% due 07/20/40 (Ê) 1,741
139
Series 2011-135 Class DI
Interest Only STRIP
5.000% due 04/16/40 3,281
715
Series 2011-137 Class MI
Interest Only STRIP
4.000% due 01/20/41 1,116
101
Series 2011-156 Class SK
Interest Only STRIP
6.068% due 04/20/38 (Ê) 2,004
454
Series 2011-H15 Class AI
Interest Only STRIP
1.570% due 06/20/61 (~)(Ê) 618
29
Series 2012-103 Class CI
Interest Only STRIP
3.500% due 08/16/42 3,348
597

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 399
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-129 Class IO
Interest Only STRIP
4.500% due 11/16/42 942
167
Series 2012-136 Class BI
Interest Only STRIP
3.500% due 11/20/42 3,639
624
Series 2012-140 Class IC
Interest Only STRIP
3.500% due 11/20/42 1,586
273
Series 2012-H06 Class AI
Interest Only STRIP
1.361% due 01/20/62 (~)(Ê) 7,269
286
Series 2012-H10 Class AI
Interest Only STRIP
1.219% due 12/20/61 (~)(Ê) 8,960
295
Series 2012-H10 Class SI
Interest Only STRIP
1.417% due 12/20/61 (~)(Ê) 5,451
352
Series 2012-H18 Class NI
Interest Only STRIP
1.489% due 08/20/62 (~)(Ê) 22,207
796
Series 2012-H23 Class WI
Interest Only STRIP
1.568% due 10/20/62 (~)(Ê) 3,218
130
Series 2012-H31 Class DI
Interest Only STRIP
2.059% due 12/20/62 (~)(Ê) 14,838
1,074
Series 2013-23 Class IK
Interest Only STRIP
3.000% due 09/20/37 1,070
65
Series 2013-67 Class IP
Interest Only STRIP
4.000% due 04/16/43 3,890
741
Series 2013-76 Class IO
Interest Only STRIP
3.500% due 05/20/43 1,170
167
Series 2013-79 Class PI
Interest Only STRIP
3.500% due 04/20/43 1,118
116
Series 2013-82 Class TI
Interest Only STRIP
3.500% due 05/20/43 6,386
1,016
Series 2013-152 Class SG
Interest Only STRIP
3.849% due 06/20/43 (Ê) 6,389
1,182
Series 2013-H08 Class BI
Interest Only STRIP
1.715% due 03/20/63 (~)(Ê) 9,506
539
Series 2013-H14 Class XI
Interest Only STRIP
1.650% due 03/20/63 (~)(Ê) 1,779
75
Series 2014-41 Class SA
Interest Only STRIP
3.935% due 03/20/44 (Ê) 10,412
2,038
Series 2014-58 Class SA
Interest Only STRIP
4.869% due 04/20/44 (Ê) 302
57
Series 2014-98 Class AI
Interest Only STRIP
4.500% due 10/20/41 1,263
80
Series 2014-116 Class IL
Interest Only STRIP
4.000% due 08/20/44 1,232
179
Series 2014-131 Class BS
Interest Only STRIP
4.530% due 09/16/44 (Ê) 2,776
790
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-137 Class ID
Interest Only STRIP
5.500% due 09/16/44 1,520
309
Series 2014-139 Class NI
Interest Only STRIP
3.500% due 08/20/28 2,773
132
Series 2014-144 Class AI
Interest Only STRIP
3.500% due 01/20/39 3,420
131
Series 2014-184 Class DI
Interest Only STRIP
5.500% due 12/16/44 4,731
1,070
Series 2014-188 Class IB
Interest Only STRIP
4.000% due 12/20/44 4,764
531
Series 2014-H09 Class AI
Interest Only STRIP
1.429% due 01/20/64 (~)(Ê) 5,279
204
Series 2014-H13 Class BI
Interest Only STRIP
1.584% due 05/20/64 (~)(Ê) 7,125
310
Series 2014-H18 Class CI
Interest Only STRIP
1.549% due 09/20/64 (~)(Ê) 4,611
352
Series 2014-H22 Class DI
Interest Only STRIP
1.374% due 11/20/64 (~)(Ê) 2,588
209
Series 2014-H24 Class BI
Interest Only STRIP
1.631% due 11/20/64 (~)(Ê) 13,359
1,063
Series 2014-H25 Class BI
Interest Only STRIP
1.646% due 12/20/64 (~)(Ê) 2,065
146
Series 2015-20 Class PI
Interest Only STRIP
3.500% due 02/20/45 3,402
534
Series 2015-24 Class AI
Interest Only STRIP
3.500% due 12/20/37 1,207
82
Series 2015-25 Class PI
Interest Only STRIP
3.500% due 01/20/45 2,669
235
Series 2015-69 Class IO
Interest Only STRIP
5.000% due 05/20/45 2,537
508
Series 2015-106 Class CI
Interest Only STRIP
4.000% due 05/20/45 1,163
128
Series 2015-131 Class MI
Interest Only STRIP
3.500% due 09/20/45 2,199
196
Series 2015-134 Class LI
Interest Only STRIP
3.500% due 05/20/39 1,617
80
Series 2015-144 Class IA
Interest Only STRIP
4.000% due 01/16/43 1,287
126
Series 2015-162 Class BI
Interest Only STRIP
4.000% due 11/20/40 2,166
200
Series 2015-165 Class IC
Interest Only STRIP
3.500% due 07/16/41 3,179
235
Series 2015-167 Class BI
Interest Only STRIP
4.500% due 04/16/45 865
164

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
400 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-182 Class IC
Interest Only STRIP
4.500% due 12/20/45 4,710
907
Series 2015-187 Class JI
Interest Only STRIP
4.000% due 03/20/45 2,187
326
Series 2015-H04 Class AI
Interest Only STRIP
2.091% due 12/20/64 (~)(Ê) 1,097
80
Series 2015-H09 Class BI
Interest Only STRIP
1.684% due 03/20/65 (~)(Ê) 570
41
Series 2015-H10 Class CI
Interest Only STRIP
1.797% due 04/20/65 (~)(Ê) 1,460
123
Series 2015-H13 Class AI
Interest Only STRIP
2.194% due 06/20/65 (~)(Ê) 2,589
203
Series 2015-H15 Class JI
Interest Only STRIP
1.936% due 06/20/65 (~)(Ê) 1,054
100
Series 2015-H18 Class IA
Interest Only STRIP
1.816% due 06/20/65 (~)(Ê) 2,517
157
Series 2015-H22 Class HI
Interest Only STRIP
2.033% due 08/20/65 (~)(Ê) 651
62
Series 2015-H24 Class BI
Interest Only STRIP
1.604% due 08/20/65 (~)(Ê) 1,809
70
Series 2015-H25 Class AI
Interest Only STRIP
1.614% due 09/20/65 (~)(Ê) 1,349
98
Series 2015-H26 Class GI
Interest Only STRIP
1.780% due 10/20/65 (~)(Ê) 783
67
Series 2015-H29 Class HI
Interest Only STRIP
2.094% due 09/20/65 (~)(Ê) 673
48
Series 2016-42 Class IO
Interest Only STRIP
5.000% due 02/20/46 323
62
Series 2016-47 Class CI
Interest Only STRIP
4.000% due 09/20/45 420
48
Series 2016-49 Class IO
Interest Only STRIP
4.500% due 11/16/45 1,629
292
Series 2016-75 Class EI
Interest Only STRIP
3.500% due 08/20/45 4,827
511
Series 2016-77 Class SC
Interest Only STRIP
5.574% due 10/20/45 (Ê) 1,110
218
Series 2016-77 Class SL
Interest Only STRIP
5.157% due 03/20/43 (Ê) 1,184
126
Series 2016-79 Class IO
Interest Only STRIP
3.500% due 06/20/46 2,082
189
Series 2016-123 Class LI
Interest Only STRIP
3.500% due 03/20/44 4,294
420
Series 2016-134 Class MI
Interest Only STRIP
3.000% due 01/20/43 1,553
67
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-150 Class I
Interest Only STRIP
5.000% due 11/20/46 551
114
Series 2016-167 Class SB
Interest Only STRIP
5.219% due 04/20/38 (Ê) 119
1
Series 2016-H01 Class AI
Interest Only STRIP
1.701% due 01/20/66 (~)(Ê) 16,669
1,269
Series 2016-H04 Class KI
Interest Only STRIP
1.875% due 02/20/66 (~)(Ê) 1,023
68
Series 2016-H06 Class AI
Interest Only STRIP
2.068% due 02/20/66 (~) 2,196
211
Series 2016-H08 Class AI
Interest Only STRIP
1.850% due 08/20/65 (~)(Ê) 6,154
486
Series 2016-H13 Class EI
Interest Only STRIP
2.030% due 04/20/66 (~)(Ê) 9,657
1,047
Series 2016-H13 Class MI
Interest Only STRIP
1.701% due 06/20/66 (~)(Ê) 5,823
197
Series 2016-H16 Class DI
Interest Only STRIP
2.194% due 06/20/66 (~)(Ê) 24,337
2,430
Series 2016-H20 Class NI
Interest Only STRIP
2.317% due 09/20/66 (~)(Ê) 15,798
1,559
Series 2016-H21 Class AI
Interest Only STRIP
2.265% due 09/20/66 (~)(Ê) 12,136
1,273
Series 2016-H22 Class AI
Interest Only STRIP
2.463% due 10/20/66 (~)(Ê) 7,242
730
Series 2016-H22 Class IO
Interest Only STRIP
1.838% due 10/20/66 (~)(Ê) 6,149
494
Series 2016-H24 Class AI
Interest Only STRIP
2.351% due 11/20/66 (~)(Ê) 7,621
830
Series 2016-H24 Class DI
Interest Only STRIP
2.209% due 11/20/66 (~)(Ê) 2,671
294
Series 2016-H24 Class KI
Interest Only STRIP
2.515% due 11/20/66 (~)(Ê) 1,765
219
Series 2016-H25 Class GI
Interest Only STRIP
1.511% due 11/20/66 (~)(Ê) 4,418
200
Series 2016-H27 Class BI
Interest Only STRIP
2.344% due 12/20/66 (~)(Ê) 11,420
1,214
Series 2017-6 Class DI
Interest Only STRIP
3.500% due 01/20/44 4,111
190
Series 2017-17 Class EI
Interest Only STRIP
4.000% due 09/20/44 899
37
Series 2017-26 Class EI
Interest Only STRIP
5.000% due 02/20/40 2,263
290
Series 2017-26 Class IM
Interest Only STRIP
6.500% due 02/20/47 4,049
847

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 401
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-38 Class DI
Interest Only STRIP
5.000% due 03/16/47 1,727
334
Series 2017-42 Class IC
Interest Only STRIP
4.500% due 08/20/41 3,895
720
Series 2017-45 Class IM
Interest Only STRIP
4.000% due 10/20/44 562
52
Series 2017-52 Class DI
Interest Only STRIP
5.500% due 04/20/47 2,297
438
Series 2017-57 Class AI
Interest Only STRIP
4.000% due 06/20/45 1,044
125
Series 2017-66 Class KI
Interest Only STRIP
4.000% due 08/20/44 5,758
438
Series 2017-68 Class IL
Interest Only STRIP
4.000% due 08/20/44 609
67
Series 2017-79 Class IB
Interest Only STRIP
5.500% due 05/20/47 3,158
641
Series 2017-99 Class AI
Interest Only STRIP
4.000% due 01/20/47 778
115
Series 2017-99 Class PI
Interest Only STRIP
4.000% due 03/20/46 2,076
230
Series 2017-104 Class MI
Interest Only STRIP
5.500% due 07/16/47 4,910
1,285
Series 2017-118 Class KI
Interest Only STRIP
3.500% due 10/20/46 6,219
419
Series 2017-123 Class IO
Interest Only STRIP
5.000% due 08/16/47 2,407
535
Series 2017-123 Class JI
Interest Only STRIP
4.000% due 08/20/46 3,397
374
Series 2017-130 Class IB
Interest Only STRIP
4.000% due 08/20/47 476
69
Series 2017-132 Class IA
Interest Only STRIP
4.500% due 09/20/47 527
93
Series 2017-132 Class ID
Interest Only STRIP
3.500% due 12/20/43 1,633
47
Series 2017-136 Class GI
Interest Only STRIP
3.500% due 09/20/47 1,272
122
Series 2017-139 Class IG
Interest Only STRIP
3.500% due 09/20/47 3,358
269
Series 2017-141 Class ID
Interest Only STRIP
3.500% due 07/20/47 4,281
252
Series 2017-162 Class QI
Interest Only STRIP
5.000% due 10/20/47 3,468
691
Series 2017-165 Class IM
Interest Only STRIP
3.500% due 11/20/47 785
61
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-174 Class IA
Interest Only STRIP
3.500% due 08/20/45 1,957
82
Series 2017-179 Class WI
Interest Only STRIP
5.000% due 12/20/47 630
119
Series 2017-H01 Class AI
Interest Only STRIP
2.160% due 12/20/66 (~)(Ê) 12,069
1,170
Series 2017-H02 Class BI
Interest Only STRIP
2.301% due 01/20/67 (~)(Ê) 644
76
Series 2017-H02 Class HI
Interest Only STRIP
2.153% due 01/20/67 (~)(Ê) 16,868
1,804
Series 2017-H03 Class AI
Interest Only STRIP
2.236% due 12/20/66 (~)(Ê) 9,096
939
Series 2017-H03 Class CI
Interest Only STRIP
2.490% due 12/20/66 (~)(Ê) 19,929
2,342
Series 2017-H03 Class DI
Interest Only STRIP
2.195% due 12/20/66 (~)(Ê) 2,507
303
Series 2017-H03 Class EI
Interest Only STRIP
2.373% due 01/20/67 (~)(Ê) 1,921
282
Series 2017-H04 Class AI
Interest Only STRIP
2.370% due 02/20/67 (~)(Ê) 11,487
1,330
Series 2017-H04 Class BI
Interest Only STRIP
2.403% due 02/20/67 (~)(Ê) 6,925
821
Series 2017-H05 Class AI
Interest Only STRIP
2.525% due 01/20/67 (~)(Ê) 9,611
1,044
Series 2017-H05 Class CI
Interest Only STRIP
2.495% due 02/20/67 (~)(Ê) 2,729
342
Series 2017-H06 Class BI
Interest Only STRIP
2.256% due 02/20/67 (~)(Ê) 6,007
634
Series 2017-H06 Class DI
Interest Only STRIP
1.755% due 02/20/67 (~)(Ê) 5,330
405
Series 2017-H06 Class EI
Interest Only STRIP
1.565% due 02/20/67 (~)(Ê) 4,492
298
Series 2017-H08 Class DI
Interest Only STRIP
2.377% due 02/20/67 (~)(Ê) 2,463
366
Series 2017-H08 Class EI
Interest Only STRIP
2.236% due 02/20/67 (~)(Ê) 1,813
208
Series 2017-H08 Class NI
Interest Only STRIP
2.147% due 03/20/67 (~)(Ê) 6,302
656
Series 2017-H09 Class DI
Interest Only STRIP
1.695% due 03/20/67 (~)(Ê) 5,303
460
Series 2017-H09 Class IO
Interest Only STRIP
1.774% due 04/20/67 (~)(Ê) 5,133
490
Series 2017-H11 Class DI
Interest Only STRIP
1.848% due 05/20/67 (~)(Ê) 2,059
211

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
402 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H14 Class JI
Interest Only STRIP
2.140% due 06/20/67 (~)(Ê) 439
62
Series 2017-H14 Class LI
Interest Only STRIP
2.354% due 06/20/67 (~)(Ê) 4,520
507
Series 2017-H15 Class CI
Interest Only STRIP
1.637% due 06/20/67 (~)(Ê) 5,766
381
Series 2017-H16 Class EI
Interest Only STRIP
1.637% due 08/20/67 (~)(Ê) 9,547
951
Series 2017-H16 Class FI
Interest Only STRIP
2.290% due 08/20/67 (~)(Ê) 12,726
1,290
Series 2017-H16 Class HI
Interest Only STRIP
1.632% due 08/20/67 (~)(Ê) 689
67
Series 2017-H16 Class IB
Interest Only STRIP
1.800% due 08/20/67 (~)(Ê) 2,978
283
Series 2017-H18 Class CI
Interest Only STRIP
2.203% due 09/20/67 (~)(Ê) 547
74
Series 2017-H18 Class FI
Interest Only STRIP
2.182% due 09/20/67 (~)(Ê) 12,908
1,890
Series 2017-H18 Class IO
Interest Only STRIP
2.436% due 08/20/67 (~)(Ê) 6,947
695
Series 2017-H19 Class MI
Interest Only STRIP
2.007% due 04/20/67 (~)(Ê) 8,676
887
Series 2017-H20 Class AI
Interest Only STRIP
2.121% due 10/20/67 (~)(Ê) 8,331
1,025
Series 2017-H20 Class DI
Interest Only STRIP
2.119% due 10/20/67 (~)(Ê) 5,555
743
Series 2017-H20 Class HI
Interest Only STRIP
2.067% due 10/20/67 (~)(Ê) 3,340
418
Series 2017-H21 Class DI
Interest Only STRIP
1.629% due 10/20/67 (~)(Ê) 19,692
1,466
Series 2017-H22 Class DI
Interest Only STRIP
2.084% due 11/20/67 (~)(Ê) 7,586
1,010
Series 2017-H22 Class EI
Interest Only STRIP
2.220% due 10/20/67 (~)(Ê) 4,274
430
Series 2017-H22 Class GI
Interest Only STRIP
2.032% due 10/20/67 (~)(Ê) 8,145
1,093
Series 2017-H22 Class KI
Interest Only STRIP
2.042% due 11/20/67 (~)(Ê) 2,964
382
Series 2017-H23 Class KI
Interest Only STRIP
1.641% due 11/20/67 (~)(Ê) 13,661
886
Series 2017-H25 Class IO
Interest Only STRIP
1.816% due 11/20/67 (~)(Ê) 4,133
450
Series 2018-18 Class HS
Interest Only STRIP
1.667% due 02/20/48 (Ê) 17,433
1,233
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-21 Class IN
Interest Only STRIP
5.000% due 02/20/48 3,715
548
Series 2018-33 Class IO
Interest Only STRIP
4.000% due 02/20/48 2,796
467
Series 2018-67 Class SC
Interest Only STRIP
4.293% due 05/20/48 (Ê) 2,969
431
Series 2018-72 Class IC
Interest Only STRIP
4.000% due 05/20/45 5,038
961
Series 2018-77 Class IO
Interest Only STRIP
5.000% due 06/20/48 2,716
425
Series 2018-89 Class LS
Interest Only STRIP
4.154% due 06/20/48 (Ê) 4,417
622
Series 2018-100 Class S
Interest Only STRIP
4.115% due 07/20/48 (Ê) 9,747
1,495
Series 2018-104 Class SD
Interest Only STRIP
4.120% due 08/20/48 (Ê) 7,545
1,286
Series 2018-105 Class SG
Interest Only STRIP
4.150% due 08/20/48 (Ê) 3,326
505
Series 2018-121 Class SQ
Interest Only STRIP
4.135% due 09/20/48 (Ê) 10,189
1,474
Series 2018-127 Class IA
Interest Only STRIP
3.500% due 04/20/42 5,022
366
Series 2018-127 Class IB
Interest Only STRIP
4.500% due 06/20/45 2,058
194
Series 2018-127 Class IC
Interest Only STRIP
5.000% due 10/20/44 801
163
Series 2018-127 Class ID
Interest Only STRIP
5.000% due 07/20/45 7,729
979
Series 2018-H01 Class AI
Interest Only STRIP
2.086% due 01/20/68 (~)(Ê) 4,850
616
Series 2018-H01 Class CI
Interest Only STRIP
1.652% due 01/20/68 (~)(Ê) 3,803
351
Series 2018-H01 Class KI
Interest Only STRIP
1.711% due 01/20/68 (~)(Ê) 7,398
655
Series 2018-H02 Class AI
Interest Only STRIP
1.810% due 01/20/68 (~)(Ê) 3,888
513
Series 2018-H02 Class KI
Interest Only STRIP
1.764% due 02/20/68 (~)(Ê) 6,733
542
Series 2018-H03 Class XI
Interest Only STRIP
2.028% due 02/20/68 (~)(Ê) 4,446
581
Series 2018-H04 Class GI
Interest Only STRIP
1.778% due 02/20/68 (~)(Ê) 6,021
409
Series 2018-H04 Class IO
Interest Only STRIP
2.851% due 02/20/68 (~)(Ê) 2,810
335

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 403
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-H05 Class ID
Interest Only STRIP
1.865% due 03/20/68 (~)(Ê) 3,066
437
Series 2018-H05 Class IE
Interest Only STRIP
1.906% due 02/20/68 (~)(Ê) 5,855
798
Series 2018-H06 Class HI
Interest Only STRIP
1.623% due 04/20/68 (~)(Ê) 3,867
279
Series 2018-H06 Class KI
Interest Only STRIP
1.453% due 04/20/68 (~)(Ê) 3,424
432
Series 2018-H08 Class AI
Interest Only STRIP
1.725% due 03/20/68 (~)(Ê) 19,657
887
Series 2018-H08 Class FI
Interest Only STRIP
1.478% due 06/20/68 (~)(Ê) 9,882
1,045
Series 2018-H08 Class IO
Interest Only STRIP
1.822% due 06/20/68 (~)(Ê) 14,379
1,100
Series 2018-H09 Class EI
Interest Only STRIP
1.680% due 06/20/68 (~)(Ê) 10,779
1,319
Series 2018-H11 Class BI
Interest Only STRIP
1.560% due 06/20/68 (~)(Ê) 6,046
718
Series 2018-H11 Class CI
Interest Only STRIP
1.656% due 07/20/68 (~)(Ê) 12,753
1,577
Series 2018-H13 Class DI
Interest Only STRIP
1.680% due 08/20/68 (~)(Ê) 5,657
679
Series 2018-H13 Class IA
Interest Only STRIP
1.680% due 08/20/68 (~)(Ê) 4,724
566
Series 2018-H13 Class NI
Interest Only STRIP
2.160% due 08/20/68 (~)(Ê) 11,746
1,385
Series 2019-6 Class SM
Interest Only STRIP
3.667% due 01/20/49 (Ê) 4,580
571
Series 2019-23 Class VS
Interest Only STRIP
4.492% due 02/20/49 (Ê) 5,402
881
Series 2019-78 Class SJ
Interest Only STRIP
3.639% due 06/20/49 (Ê) 603
82
Series 2019-78 Class SM
Interest Only STRIP
3.670% due 06/20/49 (Ê) 5,575
833
Series 2019-83 Class JS
Interest Only STRIP
3.928% due 07/20/49 (Ê) 7,983
1,305
Series 2019-99 Class KS
Interest Only STRIP
3.809% due 08/20/49 (Ê) 381
53
Series 2019-137 Class GI
Interest Only STRIP
4.000% due 11/20/49 5,394
896
Series 2019-H15 Class CI
Interest Only STRIP
1.097% due 07/20/69 (~)(Ê) 9,570
605
Series 2019-H15 Class MI
Interest Only STRIP
0.764% due 09/20/69 (~)(Ê) 7,726
509
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ML-CFC Commercial Mortgage Trust
Series 2006-4 Class C
5.324% due 12/12/49 (~)(Ê) 216
172
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2013-C12 Class E
4.764% due 10/15/46 (~)(Ê)(Þ) 1,072
1,034
Morgan Stanley Capital I Trust
Series 2011-C3 Class G
5.188% due 07/15/49 (~)(Ê)(Þ) 338
314
Series 2012-C4 Class E
5.421% due 03/15/45 (~)(Ê)(Þ) 563
523
UBS-Barclays Commercial Mortgage
Trust
Series 2013-C6 Class E
3.500% due 04/10/46 (Þ) 91
81
WFRBS Commercial Mortgage Trust
Series 2011-C4 Class E
5.248% due 06/15/44 (~)(Ê)(Þ) 46
46
287,015
Non-US Bonds - 3.3%
ABN AMRO Bank NV
4.750% due 12/31/99 (Ê)(ƒ) EUR 400
485
Altice France SA
Series REGS
3.000% due 01/15/28 EUR 163
177
3.375% due 01/15/28 EUR 379
427
Anglo American Capital PLC
3.375% due 03/11/29 GBP 500
710
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
4.750% due 07/15/27 GBP 384
526
Banco BPM SpA
6.125% due 12/31/99 (Ê)(ƒ) EUR 200
223
Bank of Ireland
7.375% due 12/29/49 (Ê)(ƒ) EUR 200
227
Bankia SA
6.000% due 12/31/99 (Ê)(ƒ) EUR 200
238
BAWAG Group AG
5.000% due 12/31/99 (Ê)(ƒ) EUR 200
242
BHP Billiton Finance, Ltd.
6.500% due 10/22/77 (Ê) GBP 660
979
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/25 BRL 6,693
1,821
10.000% due 01/01/27 BRL 3,276
915
Caixa Geral de Depositos SA
10.750% due 12/31/99 (Ê)(ƒ) EUR 200
262
Chile Bonos de la Tesoreria
4.500% due 03/01/26 CLP 1,285,000
1,778
Series 30YR
6.000% due 01/01/43 CLP 290,000
493
Colombian Titulos de Tesoreria
Series B
7.000% due 05/04/22 COP 7,772,700
2,379
10.000% due 07/24/24 COP 4,744,100
1,655
7.500% due 08/26/26 COP 1,274,100
414
7.750% due 09/18/30 COP 4,277,700
1,429
Cooperatieve Rabobank UA
3.250% due 12/31/99 (Ê)(ƒ) EUR 200
227
Crown European Holdings SA
Series REGS
2.875% due 02/01/26 EUR 600
715
Czech Republic Government
International Bond

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
404 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 94
0.950% due 05/15/30 CZK 19,630
816
Series 97
0.450% due 10/25/23 CZK 54,820
2,310
Electricite de France SA
6.000% due 12/29/49 (Ê)(ƒ) GBP 500
742
Faurecia
2.375% due 06/15/27 EUR 100
113
FCE Bank PLC
2.727% due 06/03/22 GBP 481
648
Governor and Co. of the Bank of Ireland
7.375% due 12/29/49 (Ê) EUR 200
227
Grifols, S.A.
Series REGS
2.250% due 11/15/27 EUR 184
209
Groupama SA
6.375% due 05/29/49 (Ê)(ƒ) EUR 300
394
HT1 Funding GmbH
1.819% due 07/29/49 (Ê)(ƒ) EUR 150
167
Ibercaja Banco SA
2.750% due 07/23/30 (Ê) EUR 100
111
Indonesia Treasury Bond
Series FR53
8.250% due 07/15/21 IDR 3,525,000
269
Series FR56
8.375% due 09/15/26 IDR 44,421,000
3,594
Series FR72
8.250% due 05/15/36 IDR 36,529,000
2,875
Malaysia Government International Bond
Series 0117
3.882% due 03/10/22 MYR 6,959
1,734
Marks & Spencer Group PLC
3.250% due 07/10/27 GBP 100
135
Matterhorn Telecom SA
Series REGS
3.125% due 09/15/26 EUR 109
124
Mexican Bonos
Series M 20
7.500% due 06/03/27 MXN 28,150
1,565
Series M
5.750% due 03/05/26 MXN 57,400
2,909
7.750% due 05/29/31 MXN 36,782
2,106
Mitsubishi UFJ Investor Services &
Banking SA
Series PRX
4.092% due 12/15/50 (Ê) EUR 100
71
Pension Insurance Corp. PLC
Series GBP
5.625% due 09/20/30 GBP 224
344
Peruvian Government International Bond
Series REGS
5.700% due 08/12/24 PEN 3,860
1,284
6.350% due 08/12/28 PEN 3,835
1,332
6.900% due 08/12/37 PEN 2,230
816
Petrobras Global Finance BV
4.750% due 01/14/25 EUR 100
129
Petroleos Mexicanos
2.750% due 04/21/27 EUR 450
482
Phoenix Group Holdings PLC
5.750% due 12/31/99 (Ê)(ƒ) GBP 400
561
Republic of South Africa Government
International Bond
Series 2030
8.000% due 01/31/30 ZAR 42,991
2,680
Series 2032
8.250% due 03/31/32 ZAR 3,590
220
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2037
8.500% due 01/31/37 ZAR 49,100
2,895
Romania Government International Bond
Series 10Y
5.850% due 04/26/23 RON 5,100
1,259
Series 15YR
5.800% due 07/26/27 RON 1,400
360
Rothesay Life PLC
6.875% due 12/31/99 (Ê)(ƒ) GBP 200
300
Russian Federal Bond - OFZ
Series 6212
7.050% due 01/19/28 RUB 282,984
4,699
Sappi Papier Holding GmbH
Series REGS
3.125% due 04/15/26 EUR 100
106
Solvay Finance SA
5.118% due 12/29/49 (Ê)(ƒ) EUR 400
470
Solvay SA
4.250% due 12/31/99 (Ê)(ƒ) EUR 300
367
Telecom Italia SpA
1.125% due 03/26/22 EUR 400
445
2.750% due 04/15/25 EUR 625
733
Teva Pharmaceutical Industries, Ltd.
1.625% due 10/15/28 EUR 100
90
Thailand Government Bond
3.650% due 12/17/21 THB 3,350
113
2.000% due 12/17/22 THB 8,340
274
3.625% due 06/16/23 THB 115,150
3,997
Unione di Banche Italiane SpA
4.375% due 07/12/29 (Ê) EUR 100
117
United Group BV
Series REGS
3.625% due 02/15/28 EUR 210
231
Virgin Media Secured Finance PLC
Series REGS
4.250% due 01/15/30 GBP 100
135
VZ Vendor Financing BV
2.500% due 01/31/24 EUR 110
124
Ypso Finance Bis SA
Series REGS
4.000% due 02/15/28 EUR 103
113
62,117
Total Long-Term Investments
(cost $526,745) 526,939
Common Stocks - 57.6%
Consumer Discretionary - 6.5%
adidas AG - ADR 8,285
1,310
Amazon.com, Inc.(Æ) 5,479
11,006
AutoZone, Inc.(Æ) 744
787
BJ's Wholesale Club Holdings, Inc.(Æ) 89,444
1,835
Bloomsbury Publishing PLC 138,121
517
Boyd Gaming Corp. 35,263
1,053
Capri Holdings, Ltd.(Æ) 297,350
8,908
Carrols Restaurant Group, Inc.(Æ) 595,248
2,702
Century Casinos, Inc.(Æ) 312,362
2,602
Cinemark Holdings, Inc. 2,449
77
City Developments, Ltd. 113,800
867
Comcast Corp. Class A 106,497
4,600
Continental AG 36,616
4,187
Costco Wholesale Corp. 3,226
986
Crest Nicholson Holdings PLC 33,299
221
Del Taco Restaurants, Inc.(Æ) 281,608
2,123
Dongfeng Motor Group Co., Ltd. Class H 3,688,256
2,760
DR Horton, Inc. 8,056
477
Dunkin' Brands Group, Inc. 4,127
322

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 405
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Five Below, Inc.(Æ) 14,299
1,619
G4S PLC 4,198,471
10,821
General Motors Co. 216,889
7,242
Genuine Parts Co. 3,004
281
Graham Holdings Co. Class B 292
160
Hilton Worldwide Holdings, Inc. 8,386
904
Home Depot, Inc. (The) 6,926
1,580
Honda Motor Co., Ltd. 155,100
3,961
Hyundai Motor Co. 10,381
1,078
Interpublic Group of Cos., Inc. (The) 23,197
527
Isuzu Motors, Ltd. 84,700
829
Koito Manufacturing Co., Ltd. 156,500
6,744
Lear Corp. 40,626
5,004
Lowe's Cos., Inc. 50,316
5,849
McDonald's Corp. 546
117
Murata Manufacturing Co., Ltd. 15,900
908
Nike, Inc. Class B 22,362
2,153
Nissan Motor Co., Ltd. 399,500
2,169
NOK Corp. 183,000
2,424
Omnicom Group, Inc. 3,937
296
Paragon Group of Companies (Th 74,542
502
Pou Chen Corp. Class B 317,000
366
Quebecor, Inc. Class B 11,058
274
Redrow PLC 53,196
559
SMART Global Holdings, Inc.(Æ) 50,354
1,519
Starbucks Corp. 4,553
386
Sumitomo Electric Industries, Ltd. 222,500
2,941
Sumitomo Rubber Industries, Ltd. 45,900
502
Takashimaya Co., Ltd. 40,000
426
TJX Cos., Inc. 13,914
821
Ulta Salon Cosmetics & Fragrance, Inc.
(Æ)
5,690
1,524
Vistry Group PLC 32,103
582
Walmart, Inc. 9,633
1,103
Walt Disney Co. (The) 23,894
3,305
Williams-Sonoma, Inc.(Ñ) 6,075
426
Yamada Denki Co., Ltd. 611,600
3,078
Yamaha Motor Co., Ltd. 48,900
899
121,219
Consumer Staples - 2.1%
Archer-Daniels-Midland Co. 82,643
3,699
Astarta Holding NV(Æ) 35,714
143
BrasilAgro - Co. Brasileira de
Propriedades Agricolas
48,323
220
British American Tobacco PLC 18,164
803
Carrefour SA 5,327
90
Carr's Group PLC 100,497
207
Church & Dwight Co., Inc. 5,594
415
Coca-Cola Co. (The) 7,927
463
Cott Corp. 771,331
11,793
CVS Health Corp. 8,735
592
Farmer Brothers Co.(Æ) 182,529
2,187
General Mills, Inc. 7,412
387
Golden Agri-Resources, Ltd. 15,771,000
2,384
Japan Tobacco, Inc. 233,800
4,947
JM Smucker Co. (The) 3,136
325
Kernel Holding SA 104,641
1,268
Kimberly-Clark Corp. 3,317
475
Koninklijke Ahold Delhaize NV 16,141
396
Lenta, Ltd. - GDR(Æ) 476,154
1,402
McCormick & Co., Inc. 1,953
319
Mondelez International, Inc. Class A 14,889
854
PepsiCo, Inc. 6,060
861
Philip Morris International, Inc. 10,012
828
Procter & Gamble Co. (The) 11,922
1,486
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Swedish Match AB 8,726
494
Sysco Corp. 5,183
426
Tate & Lyle PLC 28,127
294
US Foods Holding Corp.(Æ) 5,212
209
37,967
Energy - 2.1%
BP PLC 63,805
385
Chevron Corp. 2,360
253
Crescent Point Energy Corp. 346,461
1,141
Denison Mines Corp.(Æ)(Ñ) 1,461,275
508
ENI SpA - ADR 9,340
131
Enterprise Products Partners, LP 76,678
1,976
EOG Resources, Inc. 12,248
893
Exxon Mobil Corp. 16,563
1,029
Fission Uranium Corp.(Æ)(Ñ) 1,326,675
261
Gazprom PJSC 1,146,943
4,065
John Laing Group PLC(Þ) 62,093
291
JX Holdings, Inc. 161,700
690
Kinder Morgan, Inc. 40,999
856
Magnolia Oil & Gas Corp.(Æ)(Ñ) 360,972
3,797
Matrix Service Co.(Æ) 61,650
1,240
NAC Kazatomprom JSC - GDR 42,560
552
Occidental Petroleum Corp. 196,339
7,799
Oil Refineries, Ltd. 268,851
118
OMV AB 7,763
387
Parkland Fuel Corp. 9,924
345
Range Resources Corp.(Ñ) 565,148
1,695
Solaris Oilfield Infrastructure, Inc. Class
A(Ñ)
131,355
1,515
Southwestern Energy Co.(Æ)(Ñ) 1,377,585
2,163
Valero Energy Corp. 4,439
374
Williams Cos., Inc. (The) 304,182
6,294
38,758
Financial Services - 15.4%
Activia Properties, Inc.(ö) 282
1,498
Aedifica(ö) 5,555
750
Aflac, Inc. 24,086
1,242
Ageas 7,691
424
AGNC Investment Corp.(Æ) 29,452
548
Agree Realty Corp.(ö) 11,195
850
Alaris Royalty Corp. 11,327
187
Alleghany Corp.(Æ) 184
147
Allianz SE 2,105
505
Allied Properties Real Estate Investment
Trust(ö)
38,745
1,617
Allstate Corp. (The) 3,762
446
alstria office AG(ö) 34,187
679
American Express Co. 1,483
193
American Financial Group, Inc. 4,541
494
American International Group, Inc. 201,990
10,152
American Tower Corp.(ö) 5,916
1,371
Americold Realty Trust(Ñ)(ö) 31,103
1,072
Aon PLC 1,937
427
Arch Capital Group, Ltd.(Æ) 18,759
828
ARGAN SA(ö) 334
29
Argo Group International Holdings, Ltd. 22,094
1,449
Artis Real Estate Investment Trust(ö) 20,500
183
Assicurazioni Generali SpA 20,777
405
Assura PLC(ö) 792,184
815
Assured Guaranty, Ltd. 9,881
453
AvalonBay Communities, Inc.(ö) 831
180
Baloise Holding AG 2,260
409
Bank of Montreal 5,062
386

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
406 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of New York Mellon Corp. (The) 10,059
450
Berkshire Hathaway, Inc. Class B(Æ) 6,676
1,498
BlackRock, Inc. Class A 949
500
Blackstone Group, Inc. (The) Class A 67,731
4,136
BNP Paribas SA 8,967
477
Boardwalk Real Estate Investment
Trust(Ñ)(ö)
52,910
1,888
Brookfield Asset Management, Inc.
Class A
8,178
500
Brookfield Property REIT, Inc. Class
A(Ñ)(ö)
18,457
341
Brown & Brown, Inc. 15,109
678
Byline Bancorp, Inc. 149,747
2,890
CA Immobilien Anlagen AG 12,190
537
CapitaLand Commercial Trust, Ltd.(ö) 163,700
245
CapitaLand Mall Trust Class A(Æ)(ö) 117,600
216
CapitaLand, Ltd. 289,500
762
Carter Bank & Trust 104,979
2,078
Castellum AB 35,597
874
Catena AB 16,133
698
CBRE Group, Inc. Class A(Æ) 12,734
777
Charter Hall Group - ADR(ö) 89,210
756
Chiba Bank, Ltd. (The) 99,000
534
Chimera Investment Corp.(ö) 19,546
414
China Overseas Land & Investment, Ltd. 172,000
554
Chubb, Ltd. 6,787
1,032
Cincinnati Financial Corp. 8,530
895
Citigroup, Inc. 126,491
9,412
City of London Investment Group PLC 15,985
95
Close Brothers Group PLC 6,452
120
CME Group, Inc. Class A 6,767
1,469
Columbia Property Trust, Inc.(ö) 31,936
674
Commerce Bancshares, Inc. 6,094
412
Consolidated-Tomoka Land Co. 54,128
3,435
Covivio(ö) 5,997
713
Cowen Group, Inc. Class A(Æ) 127,524
2,049
Credit Agricole SA 44,099
597
Credit Saison Co., Ltd. 126,400
2,029
Crown Castle International Corp.(ö) 3,796
569
Cullen/Frost Bankers, Inc. 3,766
336
Dai-ichi Life Holdings, Inc. 177,300
2,623
Daiwa Securities Group, Inc. 455,000
2,305
Derwent London PLC(ö) 17,410
941
Deutsche Wohnen SE 34,087
1,445
Digital Realty Trust, Inc.(ö) 5,486
675
DNB ASA 43,481
759
Dundee Corp. Class A 82,535
75
Edenred 855
46
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS(ö)
3,796,077
1,058
Empire State Realty Trust, Inc. Class
A(ö)
64,575
876
Entra ASA(Þ) 57,136
971
Equinix, Inc.(Æ)(ö) 4,835
2,851
Equity Residential(ö) 26,240
2,180
Erste Group Bank AG 11,165
410
ESR Cayman, Ltd.(Æ)(Þ) 273,600
677
Essex Property Trust, Inc.(ö) 8,523
2,640
Etalon Group, Ltd. - GDR 803,384
1,845
Extra Space Storage, Inc.(ö) 24,425
2,703
Fastighets AB Balder Class B(Æ) 15,583
739
Fidelity National Financial, Inc. 9,123
445
First American Financial Corp. 7,755
481
First Citizens BancShares, Inc. Class A 485
256
First Hawaiian, Inc. 16,308
474
FNB Corp. 38,789
453
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Gecina SA(ö) 6,204
1,174
Genworth MI Canada, Inc.(Ñ) 6,654
294
Globe Life Inc.(Æ) 4,940
515
GLP J-REIT(Æ)(ö) 858
1,155
Goodman Group(ö) 59,094
580
Granite Real Estate Investment Trust(ö) 8,620
466
Hanover Insurance Group, Inc. (The) 3,056
424
Hartford Financial Services Group, Inc. 7,508
445
Healthcare Trust of America, Inc. Class
A(ö)
23,380
749
Healthpeak Properties, Inc.(ö) 42,684
1,536
Henry Boot PLC 169,112
737
HomeStreet, Inc. 249,293
8,005
Host Hotels & Resorts, Inc.(ö) 28,488
465
ING Groep NV 43,334
470
Inmobiliaria Colonial Socimi SA(ö) 28,664
384
Instone Real Estate Group AG(Æ)(Þ) 20,647
535
Intercontinental Exchange, Inc. 6,489
647
Intesa Sanpaolo SpA 203,131
505
Invitation Homes, Inc.(ö) 75,153
2,365
Jack Henry & Associates, Inc. 3,543
530
Japan Retail Fund Investment Corp.(ö) 466
997
Jones Lang LaSalle, Inc. 5,204
884
JPMorgan Chase & Co. 62,069
8,215
Kemper Corp. 32,659
2,430
Keppel DC REIT(ö) 500,900
829
Kilroy Realty Corp.(ö) 28,010
2,313
Kimco Realty Corp.(ö) 96,212
1,833
Klepierre SA - GDR(ö) 39,200
1,335
Land Securities Group PLC(ö) 80,703
995
LEG Immobilien AG 12,295
1,519
Legal & General Group PLC 107,683
433
Life Storage, Inc.(Æ)(ö) 660
75
Lincoln National Corp. 63,294
3,448
Link Real Estate Investment Trust(ö) 94,500
953
Lloyds Banking Group PLC 570,311
425
LondonMetric Property PLC(ö) 180,219
542
LSR Group PJSC 33,861
479
M&T Bank Corp. 1,491
251
Mapletree Industrial Trust(ö) 141,700
288
Marsh & McLennan Cos., Inc. 5,642
631
MasterCard, Inc. Class A 25,592
8,086
McCarthy & Stone PLC(Þ) 221,326
430
Medical Properties Trust, Inc.(ö) 75,210
1,666
Mediobanca Banca di Credito
Finanziario SpA
52,257
521
Merck & Co., Inc. 13,272
1,134
Merlin Properties Socimi SA(ö) 31,126
441
MFA Financial, Inc.(ö) 54,293
423
MGIC Investment Corp. 515,536
7,109
Mirvac Group(ö) 785,239
1,757
Mitsubishi Estate Co., Ltd. 124,600
2,441
Mitsubishi UFJ Financial Group, Inc. 766,900
3,923
Mitsui Fudosan Co., Ltd. 145,400
3,842
Mitsui Fudosan Logistics Park, Inc.(ö) 171
829
Moscow Exchange MICEX-RTS PJSC 552,409
949
Muenchener Rueckversicherungs-
Gesellschaft AG
1,726
509
National Bank Holdings Corp. Class A 36,341
1,185
New Residential Investment Corp.(ö) 13,556
227
New World Development Co., Ltd. 961,000
1,198
NewStar Financial, Inc.(Æ)(Š) 19,324
5
Nippon Building Fund, Inc.(ö) 160
1,293
Nippon REIT Investment Corp.(ö) 154
721
NN Group NV 6,469
225
Nomura Holdings, Inc. 748,400
3,835

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 407
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nomura Real Estate Holdings, Inc. 29,200
720
Nomura Real Estate Master Fund, Inc.(ö) 697
1,226
Northern Trust Corp. 5,547
543
Northview Apartment Real Estate
Investment Trust(ö)
16,406
381
Old Republic International Corp. 19,628
443
Oversea-Chinese Banking Corp., Ltd. 2,046
16
Park Hotels & Resorts, Inc.(ö) 62,950
1,381
Parkway Life Real Estate Investment
Trust(Æ)(ö)
251,300
657
PAX Global Technology, Ltd. 2,367,000
1,090
PayPal Holdings, Inc.(Æ) 69,545
7,920
PNC Financial Services Group, Inc.
(The)
4,468
664
Popular, Inc. 115,989
6,491
Principal Financial Group, Inc. 6,988
370
Progressive Corp. (The) 9,950
803
Prologis, Inc.(ö) 55,927
5,194
Public Storage(ö) 6,487
1,452
Real Estate Credit Investments, Ltd. 63,999
144
Regency Centers Corp.(ö) 28,969
1,797
Regional REIT, Ltd.(ö)(Þ) 382,177
587
Reinsurance Group of America, Inc.
Class A
2,518
363
RioCan Real Estate Investment Trust(ö) 22,890
470
Royal Bank of Canada - GDR 4,735
374
SBA Communications Corp.(ö) 2,672
667
Sberbank of Russia PJSC Class T 573,485
2,259
SCOR SE - ADR 2,303
98
Segro PLC(ö) 107,429
1,295
Shimao Property Holdings, Ltd. 127,500
412
Simon Property Group, Inc.(ö) 34,443
4,586
Sino Land Co., Ltd. 132,000
180
SITE Centers Corp.(ö) 27,057
344
Skandinaviska Enskilda Banken AB
Class A
12,606
125
SmartCentres Real Estate Investment
Trust(Ñ)(ö)
19,105
453
Sprott, Inc.(Ñ) 582,813
1,400
Starwood Property Trust, Inc.(ö) 18,126
465
Sumitomo Mitsui Financial Group, Inc. 130,700
4,580
Sumitomo Mitsui Trust Holdings, Inc. 43,300
1,590
Sumitomo Realty & Development Co.,
Ltd.
43,200
1,593
Sun Communities, Inc.(ö) 8,178
1,326
Sun Hung Kai Properties, Ltd. 135,000
1,870
Sun Life Financial, Inc. 9,639
453
Swiss Life Holding AG 886
445
T Rowe Price Group, Inc. 3,394
453
Taubman Centers, Inc.(ö) 10,366
274
TCF Financial Corp. 5,335
226
Tokyu Fudosan Holdings Corp. 112,700
796
Travelers Cos., Inc. (The) 3,712
489
Turkiye Halk Bankasi AS(Æ) 557,985
645
Two Harbors Investment Corp.(ö) 20,531
313
UDR, Inc.(ö) 80,076
3,836
UMH Properties, Inc.(ö) 183,640
2,902
Unibail-Rodamco-Westfield(ö) 4,115
558
UNITE Group PLC (The)(ö) 40,621
684
United Overseas Bank, Ltd. 10,500
195
Uranium Participation Corp.(Æ) 519,851
1,512
US Bancorp 11,751
625
Valley National Bancorp 16,985
179
VEREIT, Inc.(ö) 178,279
1,740
VICI Properties, Inc.(Ñ)(ö) 56,021
1,501
Visa, Inc. Class A 12,780
2,543
Vonovia SE 25,154
1,437
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Warehouses De Pauw SCA(Æ) 23,870
681
Waterstone Financial, Inc. 4,646
81
Wells Fargo & Co. 78,260
3,674
Welltower, Inc.(ö) 45,786
3,888
Western Union Co. (The) 16,879
454
Wharf Real Estate Investment Co., Ltd. 100,000
514
White Mountains Insurance Group, Ltd. 375
419
WR Berkley Corp. 16,587
1,220
Yellow Cake PLC(Æ)(Þ) 303,340
750
Zions Bancorp NA 8,511
387
Zurich Insurance Group AG 1,040
432
285,547
Health Care - 3.2%
AbbVie, Inc. 99,606
8,070
Amgen, Inc. 5,307
1,147
AMN Healthcare Services, Inc.(Æ) 6,072
409
Baxter International, Inc. 8,500
758
Bayer AG 25,518
2,060
BeiGene, Ltd. - ADR(Æ)(Ñ) 18,726
2,853
BioSpecifics Technologies Corp.(Æ) 8,263
488
Bristol-Myers Squibb Co. 80,087
5,041
Chemed Corp. 429
200
Chr Hansen Holding A/S 36,100
2,692
Coloplast A/S Class B 17,413
2,195
Encompass Health Corp.(Æ) 4,699
362
Exact Sciences Corp.(Æ) 19,598
1,828
Fluidigm Corp.(Æ) 554,531
2,129
Fresenius Medical Care AG & Co. 5,593
433
Fresenius SE & Co. 8,951
459
Genmab A/S(Æ) 5,015
1,160
GlaxoSmithKline PLC - ADR 22,539
529
Hill-Rom Holdings, Inc. 1,968
210
Illumina, Inc.(Æ) 5,717
1,658
Intuitive Surgical, Inc.(Æ) 2,680
1,500
IQVIA Holdings, Inc.(Æ) 12,717
1,974
Johnson & Johnson 37,513
5,585
Laboratory Corp. of America
Holdings(Æ)
2,319
407
Masimo Corp.(Æ) 769
131
Medtronic PLC 5,824
673
Novo Nordisk A/S Class B 52,530
3,207
Pfizer, Inc. 76,528
2,850
Quest Diagnostics, Inc. 3,819
423
Sanofi - ADR 2,038
197
SmileDirectClub, Inc.(Æ)(Ñ) 138,581
1,856
Smith & Nephew PLC 6,208
149
Stryker Corp. 3,466
730
Thermo Fisher Scientific, Inc. 874
274
UnitedHealth Group, Inc. 10,868
2,961
Universal Health Services, Inc. Class B 2,079
285
Varian Medical Systems, Inc.(Æ) 312
44
West Pharmaceutical Services, Inc. 2,969
463
Zoetis, Inc. Class A 1,694
227
58,617
Materials and Processing - 6.1%
Beacon Roofing Supply, Inc.(Æ) 71,513
2,368
Bear Creek Mining Corp.(Æ) 129,963
228
Cameco Corp. Class A 523,505
4,225
Centerra Gold, Inc.(Æ) 389,594
3,121
Compagnie de Saint-Gobain SA 10,397
393
Conic Metals Corp.(Æ) 49,536
13
CRH PLC 11,582
436
DuPont de Nemours, Inc. 140,407
7,186

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
408 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eastman Chemical Co. 55,048
3,923
Formosa Taffeta Co., Ltd. 359,000
400
Fresnillo PLC 87,661
767
Gabriel Resources, Ltd.(Æ) 7,492,278
2,689
Getlink SE 80,847
1,429
Gold Fields, Ltd. - ADR 316,110
2,044
Impala Platinum Holdings, Ltd.(Æ) 114,164
1,080
Ingersoll-Rand PLC 3,381
450
International Tower Hill Mines, Ltd.
(Æ)(Ñ)
233,332
127
Intrepid Potash, Inc.(Æ) 521,862
1,242
ISS A/S 186,099
4,508
ITT, Inc. 5,040
338
Ivanhoe Mines, Ltd. Class A(Æ) 429,875
1,111
JFE Holdings, Inc. 101,800
1,195
Kuraray Co., Ltd. 153,800
1,846
LafargeHolcim, Ltd.(Æ) 7,676
391
Landec Corp.(Æ) 168,639
1,889
LG Corp. Class H 9,775
573
MHP SE - GDR 259,564
2,176
Morgan Advanced Materials PLC 124,115
511
New Gold, Inc.(Æ) 1,984,753
1,821
Newcrest Mining, Ltd. 208,833
4,204
NexGen Energy, Ltd.(Æ) 1,002,213
1,038
Nippon Steel Corp. 280,400
3,868
Norcros PLC(Æ) 209,629
795
Northern Dynasty Minerals, Ltd.(Æ)(Ñ) 934,893
396
Novagold Resources, Inc.(Æ)(Ñ) 311,986
2,845
NSK, Ltd. 62,300
515
O-I Glass, Inc. Class I(Ñ) 1,311,144
16,547
Pan American Silver Corp. 57,546
1,323
Polyus PJSC - GDR 34,218
2,086
Reliance Steel & Aluminum Co. 4,164
478
Rexel SA Class H 355,442
4,259
Safestore Holdings PLC(ö) 48,182
512
Schweitzer-Mauduit International, Inc. 106,098
3,717
Seabridge Gold, Inc.(Æ)(Ñ) 155,325
2,169
Silgan Holdings, Inc. 13,444
415
Solvay SA(Ñ) 38,462
3,963
Timken Co. (The) 88,214
4,634
Turquoise Hill Resources, Ltd.(Æ) 4,908,355
3,106
UPM-Kymmene OYJ 11,121
352
Westrock Co. 148,152
5,778
Wheaton Precious Metals Corp. 80,896
2,382
113,862
Producer Durables - 7.3%
ACS Actividades de Construccion y
Servicios SA
8,045
267
Aena SA(Þ) 17,144
3,173
Aeroports de Paris 6,802
1,292
Ametek, Inc. 2,846
276
Ardmore Shipping Corp. 221,310
1,361
Argan, Inc. 38,506
1,621
Atlantia SpA 120,948
2,974
Automatic Data Processing, Inc. 2,120
363
Booz Allen Hamilton Holding Corp.
Class A
5,811
453
Bouygues SA - ADR 10,447
412
Canadian National Railway Co. 1,056
99
Central Japan Railway Co. 1,900
372
China Merchants Port Holdings Co., Ltd. 262,000
402
COSCO Shipping Ports, Ltd. 726,000
512
CoStar Group, Inc.(Æ) 1,246
814
Cummins, Inc. 5,824
932
Danaher Corp. 3,966
638
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Denso Corp. 12,800
519
Diana Shipping, Inc.(Æ) 210,900
557
Dover Corp. 3,531
402
East Japan Railway Co. 46,800
4,141
Eaton Corp. PLC 10,588
1,000
Eiffage SA 12,917
1,499
Euronav NV 309,092
3,054
Expeditors International of Washington,
Inc.
4,297
314
Ferrovial SA 28,007
889
Fukuda Corp. 5,300
234
Go-Ahead Group PLC 8,418
229
Great Lakes Dredge & Dock Corp.(Æ) 109,228
1,144
Grupo Aeroportuario del Sureste SAB de
CV Class B
91,120
1,750
Guangshen Railway Co., Ltd. Class H 3,756,000
1,041
Hankook Tire Worldwide Co., Ltd. 35,564
393
Headlam Group PLC 80,615
553
HGIM Corp.(Æ) 450
5
Honeywell International, Inc. 4,366
756
Hubbell, Inc. Class B 2,576
369
Hudson, Ltd. Class A(Æ) 212,067
2,327
ICF International, Inc. 54,268
4,753
IDEX Corp. 607
99
IHS Markit, Ltd.(Æ) 60,920
4,804
Industrivarden AB Class C 2,802
66
International Seaways, Inc. 22,318
497
Japan Steel Works, Ltd. (The) 34,400
611
JGC Holdings Corp. 164,200
2,363
Jiangsu Expressway Co., Ltd. Class H 1,106,000
1,369
Johnson Controls International PLC(Æ) 9,052
357
Kajima Corp. 232,000
2,941
Kaman Corp. Class A 52,206
3,222
Kamigumi Co., Ltd. 39,500
843
KBR, Inc. 275,298
7,488
Kirby Corp.(Æ) 2,394
175
Komatsu, Ltd. 42,300
929
Luks Group Vietnam Holdings Co., Ltd. 468,000
91
Mitsubishi Corp. 85,100
2,185
Mitsubishi Heavy Industries, Ltd. 20,700
750
Mitsui & Co., Ltd. 132,000
2,350
Nestle SA 3,613
399
NGK Spark Plug Co., Ltd. 154,300
2,688
Nippon Yusen 83,500
1,327
Norfolk Southern Corp. 3,103
646
Northrop Grumman Corp. 7,129
2,670
Obayashi Corp. 38,000
415
Organo Corp. 17,000
1,068
Orion Group Holdings, Inc.(Æ) 387,721
1,675
PACCAR Financial Corp. 14,982
1,112
Paychex, Inc. 5,214
447
Persol Holdings Co., Ltd. 422,800
7,571
Promotora y Operadora de
Infraestructura SAB de CV
36,023
389
Radiant Logistics, Inc.(Æ) 390,315
1,885
Regal Beloit Corp. 736
58
Republic Services, Inc. Class A 2,645
251
Roper Technologies, Inc. 729
278
Safran SA 1,542
249
Seiko Epson Corp. 156,600
2,292
Signature Aviation PLC 165,027
633
Sinotrans, Ltd. Class H 6,929,000
2,116
Skanska AB Class B 20,398
471
Southwest Airlines Co. 10,921
600
Stolt-Nielsen, Ltd. Class A 71,340
922
Teledyne Technologies, Inc.(Æ) 1,196
437

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 409
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Transurban Group - ADR(Æ) 504,147
5,220
TreeHouse Foods, Inc.(Æ) 217,574
9,704
Tsakos Energy Navigation, Ltd. 222,545
690
Tutor Perini Corp.(Æ) 140,799
1,585
Union Pacific Corp. 4,303
772
United Parcel Service, Inc. Class B 4,667
483
United Technologies Corp. 17,026
2,557
USA Truck, Inc.(Æ)(Ñ) 164,409
935
Vectrus, Inc.(Æ) 68,357
3,811
Vinci SA 14,687
1,627
Waste Management, Inc. 380
46
Wilmar International, Ltd. 97,500
275
Yamato Holdings Co., Ltd. 162,600
2,607
YRC Worldwide, Inc.(Æ)(Ñ) 337,887
764
134,705
Technology - 9.3%
Activision Blizzard, Inc. 20,480
1,198
Adobe, Inc.(Æ) 7,851
2,757
Alibaba Group Holding, Ltd. - ADR(Æ) 27,942
5,774
Alphabet, Inc. Class A(Æ) 5,443
7,799
Alphabet, Inc. Class C(Æ) 2,113
3,031
Alteryx, Inc. Class A(Æ)(Ñ) 28,506
3,976
Amdocs, Ltd. 6,355
457
Amphenol Corp. Class A 3,124
311
Apple, Inc. 19,117
5,917
Atos SE 55,117
4,574
Autodesk, Inc.(Æ) 14,457
2,846
Avnet, Inc. 2,451
89
BCE, Inc. 5,903
278
CACI International, Inc. Class A(Æ) 1,857
497
Cisco Systems, Inc. 13,056
600
CommScope Holding Co., Inc.(Æ) 316,774
3,860
CrowdStrike Holdings, Inc. Class A(Æ)
(Ñ)
49,783
3,041
DXC Technology Co. 294,255
9,381
Electronic Arts, Inc.(Æ) 32,764
3,536
Facebook, Inc. Class A(Æ) 66,555
13,438
FANUC Corp. 13,300
2,420
Foxconn Technology Co., Ltd. 193,000
383
GDS Holdings, Ltd. - ADR(Æ)(Ñ) 12,765
660
HKT Trust & HKT, Ltd. 159,000
237
Intel Corp. 109,364
6,992
InterXion Holding NV(Æ) 21,538
1,875
Juniper Networks, Inc. 72,831
1,671
Lite-On Technology Corp. 254,000
393
Maxar Technologies, Inc. 128,126
2,045
Microsoft Corp. 45,917
7,816
MicroStrategy, Inc. Class A(Æ) 34,723
5,279
Motorola Solutions, Inc. 2,765
489
NeoPhotonics Corp.(Æ) 422,179
3,221
Nice, Ltd. - ADR(Æ)(Ñ) 20,682
3,564
Nokia OYJ - ADR(Ñ) 1,092,342
4,238
NVC Lighting Holdings, Ltd. 2,401,000
73
Ooma, Inc.(Æ) 228,955
3,006
Oracle Corp. 12,348
648
Palo Alto Networks, Inc.(Æ) 11,158
2,620
Pegatron Corp. 233,000
484
Plantronics, Inc. 76,394
2,194
QUALCOMM, Inc. 38,848
3,314
Salesforce.com, Inc.(Æ) 48,774
8,892
ServiceNow, Inc.(Æ) 32,601
11,027
Snap, Inc. Class A(Æ) 44,712
822
Splunk, Inc.(Æ) 27,591
4,284
Synnex Technology International Corp. 341,000
420
Synopsys, Inc.(Æ) 856
126
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tencent Holdings, Ltd. 93,833
4,456
Teradata Corp.(Æ) 31,409
764
Texas Instruments, Inc. 3,382
408
Twilio, Inc. Class A(Æ) 52,596
6,540
Twitter, Inc.(Æ) 42,578
1,383
Uber Technologies, Inc.(Æ) 65,441
2,375
Vodafone Group PLC - ADR 156,127
3,061
Wistron Corp. 505,000
451
WPG Holdings, Ltd. 314,000
393
172,384
Utilities - 5.6%
Alliant Energy Corp. 24,424
1,450
Ameren Corp. 6,051
496
American Electric Power Co., Inc. 28,187
2,938
AT&T, Inc. 29,454
1,108
Atco, Ltd. Class I 15,826
617
Atmos Energy Corp. 2,591
303
Avangrid, Inc. 7,354
392
Avista Corp. 9,767
497
Brigham Minerals, Inc. Class A 116,976
1,990
CenterPoint Energy, Inc. 271,284
7,184
Centrais Eletricas Brasileiras SA 186,081
1,704
Cheniere Energy, Inc.(Æ) 22,076
1,308
China Communications Services Corp.,
Ltd. Class H
3,430,886
2,298
China Mobile, Ltd. 49,000
401
China Power International Development,
Ltd.
1,793,000
348
China Telecom Corp., Ltd. Class H 3,746,000
1,455
CLP Holdings, Ltd. 111,000
1,153
Consolidated Edison, Inc. 5,237
492
Dominion Energy, Inc. 41,854
3,589
DTE Energy Co. 5,186
688
Duke Energy Corp. 6,107
596
E.ON SE 4,006
46
Electric Power Development Co., Ltd. 97,500
2,195
Electricite de France SA 305,523
3,768
Emera, Inc. 17,638
786
Enagas SA 11,784
318
Enbridge, Inc. 67,831
2,758
Endesa SA - ADR 2,042
56
Enel SpA 104,434
910
Energias de Portugal SA 83,008
416
Engie SA 32,420
558
Entergy Corp. 3,211
422
Evergy, Inc. 15,129
1,092
Eversource Energy(Æ) 18,212
1,684
Exelon Corp. 9,455
450
Federal Grid PJSC 1,213,088,279
4,155
FirstEnergy Corp. 7,943
403
Fortum OYJ 16,084
390
Gibson Energy, Inc. 17,514
351
HighPoint Resources Corp.(Æ) 2,151,372
2,496
HK Electric Investments & HK Electric
Investments, Ltd.
272,500
272
Hydro One, Ltd.(Þ) 57,054
1,160
Iberdrola SA 42,203
462
Idacorp, Inc. 1,433
161
Infraestructura Energetica Nova SAB
de CV
10,180
48
Inpex Corp. 54,000
506
KDDI Corp. 57,500
1,713
Korea Electric Power Corp. 29,971
634
Korea Electric Power Corp. - ADR 89,133
942
KT Corp. 26,598
565

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
410 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
KT Corp. - ADR 371,425
3,870
Magellan Midstream Partners, LP 17,471
1,072
MDU Resources Group, Inc. 17,719
525
MEG Energy Corp. Class A(Æ) 582,427
2,975
National Grid PLC 188,394
2,508
NextEra Energy, Inc. 17,752
4,761
Nippon Telegraph & Telephone Corp. 123,200
3,137
NiSource, Inc. 26,036
763
OGE Energy Corp. 9,079
416
Osaka Gas Co., Ltd. 73,000
1,229
Parex Resources, Inc.(Æ) 20,264
321
Pembina Pipeline Corp. 7,497
287
Pinnacle West Capital Corp. 3,244
317
Portland General Electric Co. 7,794
479
PPL Corp. 26,494
959
Public Service Enterprise Group, Inc. 9,900
586
Rubis SCA 21,123
1,307
RusHydro PJSC 494,789,642
5,325
Scottish & Southern Energy PLC 40,468
809
Severn Trent PLC Class H 25,901
885
SmarTone Telecommunications Holdings,
Ltd.
76,500
56
Snam Rete Gas SpA 93,996
504
Southern Co. (The) 16,109
1,134
TC Energy Corp.(Æ) 36,587
2,006
Telecom Italia SpA(Æ) 772,707
416
Tokyo Gas Co., Ltd. 131,100
2,874
UGI Corp. 22,618
941
Uniper SE 13,175
432
Verizon Communications, Inc. 18,334
1,090
Vistra Energy Corp. 6,634
149
WEC Energy Group, Inc.(Æ) 5,286
528
Wincanton PLC 79,124
307
103,692
Total Common Stocks
(cost $994,910) 1,066,751
Preferred Stocks - 0.1%
Consumer Discretionary - 0.1%
Hyundai Motor Co.
5.263% (Ÿ) 15,220
1,026
Financial Services - 0.0%
Bank of America Corp.
7.250% 267
420
Health Care - 0.0%
Draegerwerk AG & Co. KGaA
0.369% (Ÿ) 14,388
839
Total Preferred Stocks
(cost $2,169) 2,285
Options Purchased - 3.0%
(Number of Contracts)
EURO STOXX 50 Index
Futures
Goldman Sachs Feb 2020 3,315.03
Put (47,543) EUR 174,793 (ÿ) 268
Fannie Mae Bonds
JPMorgan Chase Feb 2020 101.70
Call (1) USD 416,000 (ÿ) 2,474
JPMorgan Chase Feb 2020 103.00
Call (1) USD 102,000 (ÿ) 265
IBEX 35 Index Futures
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Morgan Stanley Mar 2020 9,508.47
Call (10,712) USD 101,855 (ÿ) 461
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Bank of America, USD 1.550%/USD 3
Month LIBOR, USD 10,852, 09/24/29)
Bank of America Sep 2029 0.00
Call (1)
10,852 (ÿ)
968
(Bank of America, USD 1.585%/USD 3
Month LIBOR, USD 10,587, 10/01/24)
Bank of America Oct 2024 0.00
Call (1)
10,587 (ÿ)
1,088
(Bank of America, USD 1.725%/USD 3
Month LIBOR, USD 9,926, 10/02/24)
Bank of America Oct 2024 0.00
Call (1)
9,926 (ÿ)
1,165
(Bank of America, USD 1.823%/USD 3
Month LIBOR, USD 10,720, 09/25/29)
Bank of America Sep 2029 0.00
Call (1)
10,720 (ÿ)
1,158
(Bank of America, USD 1.832%/USD 3
Month LIBOR, USD 6,683, 09/19/24)
Bank of America Sep 2024 0.00
Call (1)
6,683 (ÿ)
865
(Bank of America, USD 1.885%/USD 3
Month LIBOR, USD 7,146, 09/19/29)
Bank of America Sep 2029 0.00
Call (1)
7,146 (ÿ)
805
(Bank of America, USD 1.905%/USD 3
Month LIBOR, USD 13,234, 09/19/29)
Bank of America Sep 2029 0.00
Call (1)
13,234 (ÿ)
857
(Bank of America, USD 1.985%/USD 3
Month LIBOR, USD 4,269, 01/21/25)
Bank of America Jan 2025 0.00
Call (1)
4,269 (ÿ)
645
(Bank of America, USD 2.048%/USD 3
Month LIBOR, USD 19,851, 09/24/29)
Bank of America Sep 2029 0.00
Call (1)
19,851 (ÿ)
1,405
(Citigroup, USD 1.580%/USD 3 Month
LIBOR, USD 66,976, 03/13/20)
Citigroup Mar 2020 0.00 Call (1) 66,976 (ÿ)
926
(Citigroup, USD 1.734%/USD 3 Month
LIBOR, USD 89,810, 02/10/20)
Citigroup Feb 2020 0.00 Call (1) 89,810 (ÿ)
2,321
(Citigroup, USD 1.794%/USD 3 Month
LIBOR, USD 10,587, 10/02/29)
Citigroup Oct 2029 0.00 Call (1) 10,587 (ÿ)
1,121
(Goldman Sachs, USD 1.569%/USD 3
Month LIBOR, USD 3,441, 09/20/24)
Goldman Sachs Sep 2024 0.00
Call (1)
3,441 (ÿ)
347
(Goldman Sachs, USD 1.687%/USD 3
Month LIBOR, USD 9,926, 10/03/24)
Goldman Sachs Oct 2024 0.00
Call (1)
9,926 (ÿ)
1,123
(Goldman Sachs, USD 1.736%/USD 3
Month LIBOR, USD 6,617, 10/09/24)
Goldman Sachs Oct 2024 0.00
Call (1)
6,617 (ÿ)
785
(Goldman Sachs, USD 1.741%/USD 3
Month LIBOR, USD 9,926, 09/24/24)
Goldman Sachs Sep 2024 0.00
Call (1)
9,926 (ÿ)
1,179
(Goldman Sachs, USD 1.776%/USD 3
Month LIBOR, USD 13,234, 09/27/24)
Goldman Sachs Sep 2024 0.00
Call (1)
13,234 (ÿ)
1,625

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 411
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Goldman Sachs, USD 1.790%/USD 3
Month LIBOR, USD 13,234, 09/25/24)
Goldman Sachs Sep 2024 0.00
Call (1)
13,234 (ÿ)
1,646
(Goldman Sachs, USD 1.804%/USD 3
Month LIBOR, USD 19,322, 09/25/29)
Goldman Sachs Sep 2029 0.00
Call (1)
19,321 (ÿ)
1,172
(Goldman Sachs, USD 1.865%/USD 3
Month LIBOR, USD 19,851, 09/28/29)
Goldman Sachs Sep 2029 0.00
Call (1)
19,850 (ÿ)
1,253
(Goldman Sachs, USD 1.920%/USD 3
Month LIBOR, USD 13,234, 09/20/29)
Goldman Sachs Sep 2029 0.00
Call (1)
13,234 (ÿ)
865
(Goldman Sachs, USD 1.985%/USD 3
Month LIBOR, USD 16,543, 10/11/29)
Goldman Sachs Oct 2029 0.00
Call (1)
16,543 (ÿ)
1,127
(JP Morgan, USD 1.976%/USD 3 Month
LIBOR, USD 9,264, 10/17/29)
JPMorgan Chase Oct 2029 0.00
Call (1)
9,264 (ÿ)
1,112
(JP Morgan, USD 2.028%/USD 3 Month
LIBOR, USD 4,513, 01/22/30)
JPMorgan Chase Jan 2030 0.00
Call (1)
4,513 (ÿ)
607
(JP Morgan, USD 2.051%/USD 3 Month
LIBOR, USD 10,587, 09/26/29)
JPMorgan Chase Sep 2029 0.00
Call (1)
10,587 (ÿ)
1,334
(Bank of America, USD 3 Month LIBOR/
USD 1.550%, USD 10,852, 09/24/29)
Bank of America Sep 2029 0.00
Put (1)
10,852 (ÿ)
1,408
(Bank of America, USD 3 Month LIBOR/
USD 1.585%, USD 10,587, 10/01/24)
Bank of America Oct 2024 0.00
Put (1)
10,587 (ÿ)
1,449
(Bank of America, USD 3 Month LIBOR/
USD 1.725%, USD 9,926, 10/02/24)
Bank of America Oct 2024 0.00
Put (1)
9,926 (ÿ)
1,185
(Bank of America, USD 3 Month LIBOR/
USD 1.823%, USD 10,720, 09/25/29)
Bank of America Sep 2029 0.00
Put (1)
10,720 (ÿ)
1,149
(Bank of America, USD 3 Month LIBOR/
USD 1.833%, USD 6,683, 09/19/24)
Bank of America Sep 2024 0.00
Put (1)
6,683 (ÿ)
713
(Bank of America, USD 3 Month LIBOR/
USD 1.885%, USD 7,146, 09/19/29)
Bank of America Sep 2029 0.00
Put (1)
7,146 (ÿ)
731
(Bank of America, USD 3 Month LIBOR/
USD 1.905%, USD 13,234, 09/19/29)
Bank of America Sep 2029 0.00
Put (1)
13,234 (ÿ)
811
(Bank of America, USD 3 Month LIBOR/
USD 1.985%, USD 4,269, 01/21/25)
Bank of America Jan 2025 0.00
Put (1)
4,269 (ÿ)
414
(Bank of America, USD 3 Month LIBOR/
USD 2.048%, USD 19,851, 09/24/29)
Bank of America Sep 2029 0.00
Put (1)
19,851 (ÿ)
1,103
(Citigroup, USD 3 Month LIBOR/USD
1.580%, USD 66,976, 03/13/20)
Citigroup Mar 2020 0.00 Put (1) 66,976 (ÿ)
63
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Citigroup, USD 3 Month LIBOR/USD
1.794%, USD 10,587, 10/02/29)
Citigroup Oct 2029 0.00 Put (1) 10,587 (ÿ)
1,160
(Citigroup, USD 3 Month LIBOR/USD
1.924%, USD 89,810, 02/10/20)
Citigroup Feb 2020 0.00 Put (1) 89,810 (ÿ)
1
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.569%, USD 3,441, 09/20/24)
Goldman Sachs Sep 2024 0.00
Put (1)
3,441 (ÿ)
478
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.687%, USD 9,926, 10/03/24)
Goldman Sachs Oct 2024 0.00
Put (1)
9,926 (ÿ)
1,232
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.736%, USD 6,617, 10/09/24)
Goldman Sachs Oct 2024 0.00
Put (1)
6,617 (ÿ)
784
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.741%, USD 9,926, 09/24/24)
Goldman Sachs Sep 2024 0.00
Put (1)
9,926 (ÿ)
1,165
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.776%, USD 13,234, 09/27/24)
Goldman Sachs Sep 2024 0.00
Put (1)
13,234 (ÿ)
1,500
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.790%, USD 13,234, 09/25/24)
Goldman Sachs Sep 2024 0.00
Put (1)
13,234 (ÿ)
1,478
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.804%, USD 19,322, 09/25/29)
Goldman Sachs Sep 2029 0.00
Put (1)
19,321 (ÿ)
1,268
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.865%, USD 19,851, 09/28/29)
Goldman Sachs Sep 2029 0.00
Put (1)
19,850 (ÿ)
1,251
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.920%, USD 13,234, 09/20/29)
Goldman Sachs Sep 2029 0.00
Put (1)
13,234 (ÿ)
803
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.985%, USD 16,543, 10/11/29)
Goldman Sachs Oct 2029 0.00
Put (1)
16,543 (ÿ)
963
(JP Morgan, USD 3 Month LIBOR/USD
1.976%, USD 9,264, 10/17/29)
JPMorgan Chase Oct 2029 0.00
Put (1)
9,264 (ÿ)
888
(JP Morgan, USD 3 Month LIBOR/USD
2.028%, USD 4,513, 01/22/30)
JPMorgan Chase Jan 2030 0.00
Put (1)
4,513 (ÿ)
470
(JP Morgan, USD 3 Month LIBOR/USD
2.051%, USD 10,587, 09/26/29)
JPMorgan Chase Sep 2029 0.00
Put (1)
10,587 (ÿ)
957
Total Options Purchased
(cost $51,462) 54,391
Warrants & Rights - 0.0%
Harvey Gulf International Marine
LLC(Æ)
2023  Warrants 2,016 22
Pan American Silver Corp. (Æ)( Š )
2029  Rights 433,729 286
Total Warrants & Rights
(cost $182) 308

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
412 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 15.1%
Allscripts Healthcare Solutions, Inc.
1.250% due 07/01/20 866
862
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/21 BRL 1,040
257
CalAmp Corp.
1.625% due 05/15/20 1,025
1,010
Cardtronics, Inc.
1.000% due 12/01/20 1,670
1,757
CenturyLink, Inc.
Series V
5.625% due 04/01/20 500
502
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
3.579% due 07/23/20 750
754
Colony Capital, Inc.
3.875% due 01/15/21 2,641
2,641
Commercial Barge Line Co. Term Loan
B1
10.528% due 11/12/20 (Ê) 388
173
Constellis Holdings LLC Term Loan
11.669% due 12/16/20 (Ê) 42
42
Ctrip.com International, Ltd.
1.000% due 07/01/20 2,100
2,074
Echo Global Logistics, Inc.
2.500% due 05/01/20 1,474
1,466
Education Advisory Board 1st Lien Term
Loan
5.736% due 02/27/20 (Ê) 94
94
FCE Bank PLC
1.528% due 11/09/20 250
280
Forestar Group, Inc.
3.750% due 03/01/20 1,450
1,449
GNC Holdings, Inc.
1.500% due 08/15/20 667
641
InterDigital, Inc.
1.500% due 03/01/20 644
643
North American Lifting Holdings, Inc.
1st Lien Term Loan
6.445% due 11/27/20 (Ê) 341
304
NPC International, Inc. Term Loan
0.000% due 04/17/20 (~)(Ê)(v) 28
28
Pattern Energy Group, Inc.
Class X
4.000% due 07/15/20 742
750
PennyMac Corp.
5.375% due 05/01/20 3,020
3,035
PRA Group, Inc.
3.000% due 08/01/20 2,836
2,827
Southcross Energy Partners, LP Delayed
Draw Term Loan
10.000% due 04/30/20 (Ê) 2
2
Thailand Government Bond
2.550% due 06/26/20 THB 105,830
3,414
U.S. Cash Management Fund(@)(+) 214,189,874
(∞)
214,272
United States Treasury Bills
1.618% due 02/20/20 (ç)(ž) 1,260
1,259
1.836% due 03/12/20 (ç)(ž) 4,022
4,014
1.857% due 03/12/20 (ç)(ž) 3 , 332
3,325
1.487% due 04/02/20 (ž) 137
137
1.503% due 04/09/20 (ž) 389
388
1.507% due 04/16/20 (ž) 4 , 264
4,251
1.511% due 04/23/20 (ž) 1,511
1,506
1.522% due 05/21/20 (ž) 693
690
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.519% due 06/04/20 (ž) 3,814
3,794
1.505% due 06/11/20 (ž) 3, 9 61
3,940
1.505% due 06/18/20 (ž) 10,525
10,465
1.503% due 07/02/20 (ž) 2,140
2,127
1.507% due 07/09/20 (ž) 2,360
2,345
1.519% due 08/06/20 (ž) 1,074
1,070
Virgin Media Secured Finance PLC
Series REGS
11.000% due 01/15/21 (~)(Ê) 100
145
Vitamin Shoppe, Inc.
2.250% due 12/01/20 541
540
Whiting Petroleum Corp.
1.250% due 04/01/20 1,000
989
Total Short-Term Investments
(cost $279,890) 280,262
Other Securities - 2.3%
U.S. Cash Collateral Fund(×)(@) 43,148,391
(∞)
43,148
Total Other Securities
(cost $43,148) 43,148
Total Investments 106.5%
(identified cost $1,898,506) 1,974,084
Other Assets and Liabilities,
Net - (6.5%)
(119,703)
Net Assets - 100.0%
1,854,381

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 413
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.3%
Aena SA 03/10/17 EUR 17,144 171.37 2,938
3,173
AIMCO 12/12/17 1,000,000 100.00 1,000
1,000
Calpine Corp. 12/19/19 343,000 100.27 344
341
CenturyLink, Inc. 12/09/19 237,000 101.90 241
243
CenturyLink, Inc. 01/16/20 13,000 100.00 13
13
Clearway Energy Operating LLC 12/04/19 61,000 100.00 61
63
Cleveland-Cliffs, Inc. 01/21/20 252,000 94.62 238
232
Dell International LLC / EMC Corp. 09/29/17 600,000 108.82 653
701
Diamond Sports Group LLC / Diamond Sports Finance Co. 07/18/19 307,000 100.52 309
287
Entra ASA 03/10/17 NOK 57,136 14.06 804
971
ESR Cayman, Ltd. 11/11/19 HKD 273,600 2.16 592
677
Fortive Corp. 11/21/19 1,587,000 98.73 1,567
1,597
Granite Point 12/07/17 2,048,000 100.94 2,067
2,074
Hanesbrands, Inc. 08/08/19 739,000 105.16 777
779
Hydro One, Ltd. 06/22/18 CAD 57,054 15.28 872
1,160
Instone Real Estate Group AG 05/20/19 EUR 20,647 24.56 507
535
Intesa Sanpaolo SpA 03/10/17 710,000 94.23 669
756
John Laing Group PLC 04/01/19 GBP 62,093 5.17 321
291
LCM XVIII, LP 04/12/18 500,000 100.00 500
473
McCarthy & Stone PLC 09/23/19 GBP 221,326 1.84 407
430
Morgan Stanley Bank of America Merrill Lynch Trust 11/01/17 1,072,000 86.37 926
1,034
Morgan Stanley Capital I Trust 07/26/17 563,000 87.28 491
523
Morgan Stanley Capital I Trust 08/21/17 338,000 87.78 297
314
Novelis Corporation 01/13/20 29,000 100.00 29
29
NXP BV / NXP Funding LLC 03/10/17 200,000 100.50 201
209
OI European Group BV 07/03/19 126,000 99.94 126
128
Petrobras Global Finance BV 10/19/18 15,000 104.01 16
16
Pluralsight, Inc. 01/15/20 609,000 90.83 553
547
Rackspace Hosting, Inc. 10/11/18 42,000 96.47 41
42
Regional REIT, Ltd. 09/23/19 GBP 382,177 1.29 492
587
Sound Point CLO III-R, Ltd. 01/09/19 250,000 96.11 240
222
Steele Creek CLO, Ltd. 11/07/17 500,000 100.00 500
443
Stora Enso OYJ 03/13/17 200,000 115.33 231
242
Tenet Healthcare Corp. 08/14/19 721,000 101.39 731
750
TerraForm Power Operating LLC 01/28/20 86,000 104.82 90
91
Trinitas CLO X, Ltd. 03/15/19 300,000 95.24 286
295
UBS-Barclays Commercial Mortgage Trust 10/18/17 91,000 70.66 64
81
Vonage Holdings Corp. 01/09/20 859,000 90.71 779
815
Western Digital Corp. 01/28/19 928,000 90.60 841
930
WFRBS Commercial Mortgage Trust 11/01/17 46,000 88.77 41
46
Yellow Cake PLC 07/08/19 GBP 303,340 2.64 802
750
ZAIS CLO 11, Ltd. 11/16/18 500,000 97.19 486
420
24,310
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
414 Multi-Asset Growth Strategy Fund
Variable Rate Securities
Securities Referenced Rate Spread %
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.500
ABN AMRO Bank NV
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 3.898
Advanced Integration Technology, LP 1st Lien Term Loan B1 USD 1 Month LIBOR 4.750
AerCap Holdings NV
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.535
AgroFresh, Inc. Term Loan B USD 1 Month LIBOR 4.750
AGS LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.500
AIMCO USD 3 Month LIBOR 5.200
Air Medical Group Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Albea Beauty Holdings SA Term Loan B2 USD 3 Month LIBOR 3.000
Almonde, Inc. 1st Lien Term Loan B USD 6 Month LIBOR 3.500
Alphabet Holding Co., Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.500
Alvogen Group, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.750
Amneal Pharmaceuticals LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Anastasia Parent LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.750
AP Exhaust Acquisition LLC Term Loan A1 USD 3 Month LIBOR 5.000
AP Exhaust Acquisition LLC Term Loan B USD 3 Month LIBOR 5.000
AppLovin Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Aretec Group, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.250
Arterra Wines Canada, Inc. Term Loan B1 USD 3 Month LIBOR 2.750
Ascend Learning LLC Term Loan B USD 1 Month LIBOR 3.000
ASGN, Inc. Term Loan B3 USD 1 Month LIBOR 1.750
ASP AMC Merger Sub, Inc. Term Loan B USD 3 Month LIBOR 3.500
AssuredPartners, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Banco BPM SpA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 6.348
Bank of Ireland
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 6.956
Bankia SA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 5.819
Barclays Bank PLC USD 3 Month LIBOR 1.550
BAWAG Group AG
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 4.415
BHP Billiton Finance USA, Ltd.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.093
BHP Billiton Finance, Ltd.
GBP Swap Semiannual (versus 6 Month LIBOR) 5
Year Rate 4.817
Blount International, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
Boxer Parent Co., Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.250
Brookfield WEC Holdings, Inc. Term Loan USD 1 Month LIBOR 3.000
Caesars Entertainment Operating Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Caixa Geral de Depositos SA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 10.925
Cambium Learning Group, Inc. Term Loan USD 1 Month LIBOR 4.500
Carestream Health, Inc. Term Loan USD 1 Month LIBOR 6.000
Change Healthcare Holdings LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Charter Communications Operating LLC Term Loan B2 USD 1 Month LIBOR 1.750
CHG PPC Parent LLC Term Loan B USD 1 Month LIBOR 2.750
CIT Group, Inc. USD 3 Month LIBOR 3.972
CityCenter Holdings LLC Term Loan B USD 1 Month LIBOR 2.250
Clear Channel Outdoor Holdings, Inc. Term Loan B USD 1 Month LIBOR 3.500
Commercial Barge Line Co. Term Loan B1 USD 1 Month LIBOR 8.750
Constellis Holdings LLC 1st Lien Term Loan USD 3 Month LIBOR 5.000
Constellis Holdings LLC 2nd Lien Term Loan USD 3 Month LIBOR 9.000

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 415
Variable Rate Securities
Securities Referenced Rate Spread %
Constellis Holdings LLC Term Loan USD 1 Month LIBOR 10.000
Cooperatieve Rabobank UA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 3.702
Cortes NP Acquisition Corp. Term Loan B USD 1 Month LIBOR 4.000
CT Technologies Intermediate Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.250
Delta 2 (LUX ) Sarl Term Loan B USD 1 Month LIBOR 2.500
Deutsche Postbank Funding Trust I EURIBOR ICE Swap Rate 0.025
Deutsche Postbank Funding Trust III EURIBOR ICE Swap Rate 0.125
Diamond (BC) BV 1st Lien Term Loan USD 3 Month LIBOR 3.000
DiversiTech Holdings, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 3.000
DNB Bank ASA
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.140
EagleView Technology Corp. 1st Lien Term Loan B1 USD 3 Month LIBOR 3.500
ECI Macola/Max Holding LLC 1st Lien Term Loan B USD 3 Month LIBOR 4.250
ECI Macola/Max Holding LLC 2nd Lien Term Loan USD 3 Month LIBOR 8.000
Education Advisory Board 1st Lien Term Loan USD 2 Month LIBOR 3.750
Electricite de France SA
GBP Swap Semiannual (versus 6 Month LIBOR) 13
Year Rate 3.958
Ellie Mae, Inc. Term Loan USD 3 Month LIBOR 3.750
Enbridge, Inc. USD 3 Month LIBOR 3.418
Energy Transfer Operating, LP
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 5.306
Energy Transfer Operating, LP USD 3 Month LIBOR 4.028
EnergySolutions LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.750
Ensemble RCM LLC Term Loan USD 3 Month LIBOR 3.750
Enterprise Products Operating LLC USD 3 Month LIBOR 2.570
Envision Healthcare Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
EVO Payments International LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.250
EW Scripps Co. Term Loan B2 USD 1 Month LIBOR 2.500
Fannie Mae REMICS USD 1 Month LIBOR 5.920
Fannie Mae REMICS USD 1 Month LIBOR 5.950
Fannie Mae REMICS USD 1 Month LIBOR 6.400
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 5.900
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 5.950
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 7.200
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.100

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
416 Multi-Asset Growth Strategy Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.700
Fannie Mae REMICS USD 1 Month LIBOR 6.220
Fort Dearborn Company 1st Lien Term Loan USD 1 Month LIBOR 4.000
Fort Dearborn Company 1st Lien Term Loan USD 3 Month LIBOR 4.000
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.500
Freddie Mac REMICS USD 1 Month LIBOR 6.000
Freddie Mac REMICS USD 1 Month LIBOR 6.000
Freddie Mac REMICS USD 1 Month LIBOR 6.050
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.200
Freddie Mac REMICS USD 1 Month LIBOR 6.200
Freddie Mac REMICS USD 1 Month LIBOR 6.050
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.050
Freddie Mac REMICS USD 1 Month LIBOR 6.950
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.550
Freddie Mac REMICS USD 1 Month LIBOR 6.500
Freddie Mac REMICS USD 1 Month LIBOR 6.550
Freddie Mac REMICS USD 1 Month LIBOR 5.950
Freddie Mac REMICS USD 1 Month LIBOR 6.500
Freddie Mac REMICS USD 1 Month LIBOR 6.700
Freddie Mac REMICS USD 1 Month LIBOR 6.550
Gateway Casinos & Entertainment, Ltd. Term Loan B1 USD 3 Month LIBOR 3.000
General Electric Co. USD 3 Month LIBOR 3.330
General Motors Financial Co., Inc. USD 3 Month LIBOR 3.436
Genesee & Wyoming, Inc. New Term Loan USD 3 Month LIBOR 2.000
Getty Images, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.500
GFL Environmental, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Ginnie Mae USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.250
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.100

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 417
Variable Rate Securities
Securities Referenced Rate Spread %
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 3.250
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.500
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Governor and Co. of the Bank of Ireland
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 6.956
Groupama SA 3 Month EURIBOR 5.770
Gruden Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 5.500
GTT Communications, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Guidehouse LLP First Lien Loan USD 1 Month LIBOR 4.500
HGIM Corp. 1st Lien Term Loan USD 3 Month LIBOR 6.000
HSBC Bank PLC USD 6 Month LIBOR 0.250
HT1 Funding GmbH 12 Month EURIBOR 2.000
HUB International, Ltd. 1st Lien Term Loan USD 3 Month LIBOR 2.750
HUB International, Ltd. 1st Lien Term Loan USD 3 Month LIBOR 2.750
Hyland Software, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.500
Ibercaja Banco SA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 2.882
I-Logic Technologies Bidco, Ltd. 1st Lien Term Loan USD 1 Month LIBOR 2.750
Information Resources, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.500
ION Trading Technologies Sarl 1st Lien Term Loan B USD 3 Month LIBOR 4.000
Jason, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.500
Kestra Advisory Services LLC Term Loan USD 1 Month LIBOR 4.250
LCM XVIII, LP USD 3 Month LIBOR 5.950
Level 3 Financing, Inc. Term Loan B USD 1 Month LIBOR 1.750
LifeScan Global Corp. 1st Lien Term Loan USD 6 Month LIBOR 6.000
Limetree Bay Terminals LLC Term Loan B USD 1 Month LIBOR 4.000
Lower Cadence Holdings LLC Term Loan B USD 1 Month LIBOR 4.000
Mallinckrodt International Finance SA 1st Lien Term Loan B USD 3 Month LIBOR 2.750
MCC Iowa LLC 1st Lien Term Loan M USD 1 Week LIBOR 2.000
Metro-Goldwyn-Mayer, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
MH Sub I, LLC 1st Lien Term Loan USD 1 Month LIBOR 3.750
Midas Intermediate Holdco II LLC Term Loan B USD 3 Month LIBOR 2.750
Midwest Physician Administrative Services LLC 1st Lien Term Loan USD 1 Month LIBOR 2.750
Midwest Physician Administrative Services, LLC 2nd Lien Term Loan USD 1 Month LIBOR 7.000
Mitchell International, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Mitsubishi UFJ Investor Services & Banking SA 3 Month EURIBOR 4.500
National Westminster Bank PLC USD 3 Month LIBOR 0.250
Navistar, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.500

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
418 Multi-Asset Growth Strategy Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Network i2i Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.274
NN, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 5.250
NN, Inc. Term Loan USD 1 Month LIBOR 5.250
North American Lifting Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.500
NPC International, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.500
Panther BF Aggregator, LP Term Loan B USD 1 Month LIBOR 3.500
Penn National Gaming, Inc. 1st Lien Term Loan B1 USD 1 Month LIBOR 2.250
Perforce Software, Inc. Term Loan B USD 1 Month LIBOR 4.250
Phoenix Group Holdings PLC
U.K. Government Bonds 5 Year Note Generic Bid
Yield 4.169
Plains All American Pipeline, LP USD 3 Month LIBOR 4.110
Pre-Paid Legal Services, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.250
Prime Security Services Borrower LLC / Prime Finance, Inc. Term Loan B1 USD 1 Month LIBOR 3.250
Quest Software US Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.250
Rackspace Hosting, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.000
Radiate Holdco LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Radio One, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.000
Red Ventures LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Research Now Group, Inc. 1st Lien Term Loan USD 3 Month LIBOR 5.500
Rocket Software, Inc. Term Loan USD 1 Month LIBOR 4.250
Rothesay Life PLC
U.K. Government Bonds 5 Year Note Generic Bid
Yield 5.419
RPI Finance Trust Term Loan B USD 1 Month LIBOR 2.000
S2P Acquisition Borrower, Inc. Term Loan USD 1 Month LIBOR 4.000
Scientific Games International, Inc. 1st Lien Term Loan B5 USD 1 Month LIBOR 2.750
Seadrill Operating, LP Term Loan B USD 3 Month LIBOR 6.000
Sedgwick Claims Management Services, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Solvay Acetow GmbH Term Loan USD 6 Month LIBOR 5.500
Solvay Finance SA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 4.889
Solvay SA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 3.917
SonicWall US Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.500
Sound Point CLO III-R, Ltd. USD 3 Month LIBOR 6.000
Southcross Energy Partners, LP 1st Lien Term Loan B USD 1 Month LIBOR 5.250
Southcross Energy Partners, LP Delayed Draw Term Loan USD 3 Month LIBOR 10.000
Southwire Co. LLC 1st Lien Term Loan B USD 1 Month LIBOR 1.750
Sprint Corp. Term Loan B USD 1 Month LIBOR 3.000
Starfruit Finco BV 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Stars Group Holdings BV Term Loan B USD 3 Month LIBOR 3.500
Station Casinos LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Stats Intermediate Holding LLC Term Loan USD 3 Month LIBOR 5.250
Steak n Shake Operations, Inc. Term Loan USD 1 Month LIBOR 3.750
Steele Creek CLO, Ltd. USD 3 Month LIBOR 6.200
SuperMoose Borrower LLC 1st Lien Term Loan USD 1 Month LIBOR 3.750
Tempo Acquisition LLC Term Loan B USD 1 Month LIBOR 2.750
Terrier Media Buyer, Inc. Term Loan B USD 3 Month LIBOR 4.250
TKC Holdings, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.750
Trader Corp. Term Loan B USD 1 Month LIBOR 3.000
TransDigm Group, Inc. Term Loan USD 1 Month LIBOR 2.500
Trinitas CLO X, Ltd. USD 3 Month LIBOR 6.900
TruGreen Limited Partnership Term Loan B USD 1 Month LIBOR 3.750

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 419
Variable Rate Securities
Securities Referenced Rate Spread %
Twin River Management Group, Inc. Term Loan USD 1 Month LIBOR 2.750
Uber Technologies, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.000
Unione di Banche Italiane SpA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 4.750
United Airlines, Inc. Term Loan B USD 1 Month LIBOR 1.750
United Natural Foods, Inc. Term Loan USD 1 Month LIBOR 4.250
Univar USA, Inc Term Loan B3 USD 1 Month LIBOR 2.250
US Anesthesia Partners, Inc. Term Loan USD 1 Month LIBOR 3.000
USI, Inc. Term Loan B USD 3 Month LIBOR 3.000
VeriFone Systems, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.000
Vertafore, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Virgin Media Secured Finance PLC Term Loan USD 3 Month LIBOR 2.500
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.750
WP CityMD Bidco LLC Term Loan B USD 3 Month LIBOR 4.500
Yak Access LLC 1st Lien Term Loan B USD 1 Month LIBOR 5.000
ZAIS CLO 11, Ltd. USD 3 Month LIBOR 6.760
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
420 Multi-Asset Growth Strategy Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 124 EUR 14,579 02/20
(519)
CAC40 Euro Index Futures 717 EUR 41,615 02/20
(1,614)
Canadian 10 Year Government Bond Futures 871 CAD 123,830 03/20
1,459
DAX Index Futures 96 EUR 31,186 03/20
(869)
Dow Jones U.S. Real Estate Index Futures 1,019 USD 37,907 03/20
1,353
EURO STOXX 50 Index Futures 647 EUR 23,544 03/20
(885)
FTSE 100 Index Futures 594 GBP 42,872 03/20
(2,103)
FTSE/MIB Index Futures 82 EUR 9,520 03/20
(106)
IBEX 35 Index Futures 111 EUR 10,409 02/20
(232)
MSCI EAFE Index Futures 118 USD 11,661 03/20
(316)
MSCI Emerging Markets Index Futures 1,692 USD 88,838 03/20
(3,672)
MSCI Singapore Index Futures 496 SGD 18,067 02/20
(154)
OMXS30 Index Futures 472 SEK 84,346 02/20
3
SPI 200 Index Futures 242 AUD 42,072 03/20
627
United States 2 Year Treasury Note Futures 2,586 USD 559,505 03/20
2,197
United States 10 Year Treasury Note Futures 4,318 USD 568,492 03/20
9,697
Short Positions
Euro-Bund Futures 433 EUR 75,793 03/20
(1,209)
Long Gilt Futures 456 GBP 61,533 03/20
(1,411)
NASDAQ 100 E-Mini Index Futures 478 USD 86,017 03/20
(5,273)
Russell 1000 E-Mini Index Futures 170 USD 15,172 03/20
(282)
Russell 2000 E-Mini Index Futures 1,775 USD 143,305 03/20
2,908
S&P 400 E-Mini Index Futures 90 USD 18,063 03/20
180
S&P 500 E-Mini Index Futures 1,673 USD 269,688 03/20
(4,177)
S&P Financial Select Sector Index Futures 53 USD 4,883 03/20
30
S&P Utilities Select Sector Index Futures 521 USD 36,204 03/20
(3,239)
S&P/TSX 60 Index Futures 154 CAD 31,770 03/20
(531)
TOPIX Index Futures 423 JPY 7,102,170 03/20
1,561
United States 10 Year Treasury Note Futures 21 USD 2,765 03/20
(46)
United States Treasury Ultra Bond Futures 14 USD 2,712 03/20
(85)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(6,708)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Fannie Mae Bonds
JPMorgan Chase
Put 1 101.70 USD 416,000 02/05/20
(37)
Fannie Mae Bonds
JPMorgan Chase
Put 1 103.00 USD 102,000 02/05/20
(10)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Citigroup, USD 1.829%/USD 3 Month
LIBOR, USD 44,905, 02/10/20
Citigroup
Call 1 0.00 44,905 02/10/20
(1,557)
Citigroup, USD 3 Month LIBOR/USD
1.829%, USD 44,905, 02/10/20
Citigroup
Put 1 0.00 44,905 02/10/20
(2)
Total Liability for Options Written (premiums received $1,825)
(1,606)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 8,705 NOK 77,313 02/26/20 (299)
Bank of America EUR 20,963 USD 23,387 02/26/20 106
Bank of Montreal USD 4,514 AUD 6,576 03/18/20 (109)
Bank of Montreal USD 3,965 CHF 3,880 03/18/20 75

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 421
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 15,088 EUR 13,514 03/18/20 (61)
Bank of Montreal USD 12,727 GBP 9,623 03/18/20 (4)
Bank of Montreal USD 15,470 JPY 1,671,046 03/18/20 (12)
Bank of Montreal AUD 4,687 USD 3,293 02/07/20 155
Bank of Montreal CAD 5,781 USD 4,446 02/07/20 78
Bank of Montreal CAD 6,605 USD 4,997 03/18/20 6
Bank of Montreal CHF 3,704 USD 3,842 02/07/20 (4)
Bank of Montreal EUR 13,161 USD 14,810 02/07/20 211
Bank of Montreal GBP 5,514 USD 7,281 02/07/20 —
Bank of Montreal HKD 35,747 USD 4,589 02/07/20 (14)
Bank of Montreal JPY 1,216,748 USD 11,230 02/07/20 (1)
Bank of New York USD 3,064 AUD 4,575 02/07/20 (1)
Bank of New York USD 4,524 AUD 6,576 03/18/20 (119)
Bank of New York USD 4,299 CAD 5,686 02/07/20 (2)
Bank of New York USD 3,790 CHF 3,671 02/07/20 23
Bank of New York USD 3,965 CHF 3,880 03/18/20 75
Bank of New York USD 14,443 EUR 13,073 02/07/20 58
Bank of New York USD 15,088 EUR 13,514 03/18/20 (61)
Bank of New York USD 7,293 GBP 5,556 02/07/20 45
Bank of New York USD 12,719 GBP 9,623 03/18/20 3
Bank of New York USD 4,784 HKD 37,162 02/07/20 1
Bank of New York USD 11,034 JPY 1,201,994 02/07/20 60
Bank of New York USD 15,476 JPY 1,671,046 03/18/20 (18)
Bank of New York AUD 4,575 USD 3,066 03/06/20 1
Bank of New York CAD 5,686 USD 4,299 03/06/20 2
Bank of New York CAD 6,605 USD 5,006 03/18/20 15
Bank of New York CHF 3,671 USD 3,797 03/06/20 (23)
Bank of New York EUR 13,073 USD 14,468 03/06/20 (58)
Bank of New York GBP 5,556 USD 7,298 03/06/20 (44)
Bank of New York HKD 37,162 USD 4,781 03/06/20 (1)
Bank of New York JPY 1,201,994 USD 11,051 03/06/20 (61)
Brown Brothers Harriman USD 144 CAD 190 02/04/20 —
Brown Brothers Harriman USD 6,039 EUR 5,417 03/18/20 (15)
Brown Brothers Harriman USD 3,011 GBP 2,281 03/18/20 5
Brown Brothers Harriman USD 3,018 JPY 325,470 03/18/20 (7)
Brown Brothers Harriman EUR 27,860 USD 31,119 03/18/20 140
Brown Brothers Harriman GBP 22,266 USD 29,037 03/18/20 (400)
Brown Brothers Harriman JPY 4,619,160 USD 42,130 03/18/20 (599)
Brown Brothers Harriman MXN 8,236 USD 436 02/05/20 1
Citigroup USD 4,525 AUD 6,576 03/18/20 (119)
Citigroup USD 3,967 CHF 3,880 03/18/20 73
Citigroup USD 138 EUR 124 03/06/20 —
Citigroup USD 15,086 EUR 13,514 03/18/20 (59)
Citigroup USD 36,091 GBP 27,634 02/26/20 421
Citigroup USD 776 GBP 587 03/06/20 —
Citigroup USD 12,723 GBP 9,623 03/18/20 (1)
Citigroup USD 1,105 HKD 8,588 03/06/20 —
Citigroup USD 1,021 JPY 110,429 03/06/20 —
Citigroup USD 15,473 JPY 1,671,046 03/18/20 (15)
Citigroup USD 171 SGD 233 03/06/20 —
Citigroup AUD 4,687 USD 3,294 02/07/20 156
Citigroup AUD 627 USD 420 03/06/20 —
Citigroup CAD 5,781 USD 4,449 02/07/20 80
Citigroup CAD 503 USD 380 03/06/20 —
Citigroup CAD 6,605 USD 5,008 03/18/20 18
Citigroup CHF 3,704 USD 3,844 02/07/20 (2)
Citigroup CHF 261 USD 272 03/06/20 —
Citigroup EUR 13,161 USD 14,811 02/07/20 213
Citigroup GBP 5,514 USD 7,286 02/07/20 4
Citigroup HKD 35,747 USD 4,589 02/07/20 (13)
Citigroup JPY 1,216,748 USD 11,231 02/07/20 —
Citigroup SEK 206 USD 21 03/06/20 —
Commonwealth Bank of Australia USD 18,927 CAD 24,684 02/26/20 (276)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
422 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Commonwealth Bank of Australia CHF 28,284 USD 29,389 02/26/20 (21)
HSBC USD 160 BRL 674 04/02/20 (3)
HSBC USD 3,084 BRL 13,079 04/02/20 (39)
HSBC USD 4 CZK 86 03/27/20 —
HSBC USD 764 CZK 17,319 03/27/20 (2)
HSBC USD 1,579 HKD 12,365 02/10/20 13
HSBC USD 1,589 HKD 12,365 06/03/20 1
HSBC USD 3,116 HUF 942,927 03/27/20 (10)
HSBC USD 653 IDR 9,106,898 02/13/20 13
HSBC USD 653 IDR 9,106,898 02/13/20 13
HSBC USD 130 MXN 2,508 03/27/20 2
HSBC USD 746 MXN 14,744 03/27/20 28
HSBC USD 699 PEN 2,376 03/23/20 2
HSBC USD 253 PHP 12,930 03/23/20 1
HSBC USD 70 PLN 274 03/26/20 1
HSBC USD 145 PLN 558 03/26/20 (1)
HSBC USD 5,682 PLN 22,134 03/26/20 32
HSBC USD 122 RON 536 03/31/20 2
HSBC USD 252 RON 1,098 03/31/20 2
HSBC USD 116 RUB 7,490 03/23/20 —
HSBC USD 1,476 RUB 95,492 03/23/20 9
HSBC USD 804 SGD 1,083 03/03/20 (10)
HSBC USD 65 THB 1,971 03/31/20 (2)
HSBC USD 240 ZAR 3,616 03/26/20 (1)
HSBC CLP 254,415 USD 329 05/08/20 11
HSBC COP 1,039,424 USD 298 03/24/20 (5)
HSBC COP 4,089,053 USD 1,182 03/24/20 (10)
HSBC COP 4,089,053 USD 1,183 03/24/20 (10)
HSBC CZK 1,836 USD 80 03/27/20 (1)
HSBC CZK 6,091 USD 264 03/27/20 (4)
HSBC HKD 12,365 USD 1,592 02/10/20 —
HSBC HUF 36,413 USD 123 03/27/20 3
HSBC HUF 230,873 USD 764 03/27/20 4
HSBC IDR 5,259,398 USD 366 02/13/20 (19)
HSBC IDR 5,259,398 USD 366 02/13/20 (19)
HSBC IDR 7,695,000 USD 540 02/13/20 (23)
HSBC IDR 9,106,898 USD 647 05/11/20 (14)
HSBC IDR 9,106,898 USD 647 05/11/20 (14)
HSBC INR 57,735 USD 804 04/21/20 2
HSBC PEN 993 USD 293 03/23/20 —
HSBC PEN 1,470 USD 434 03/23/20 —
HSBC PEN 1,470 USD 434 03/23/20 —
HSBC PEN 1,470 USD 434 03/23/20 —
HSBC THB 34,944 USD 1,157 03/31/20 36
HSBC ZAR 3,616 USD 242 02/04/20 1
HSBC ZAR 16,836 USD 1,126 03/26/20 12
Northern Trust EUR 350 USD 390 03/18/20 —
Royal Bank of Canada USD 3,064 AUD 4,575 02/07/20 (1)
Royal Bank of Canada USD 4,514 AUD 6,576 03/18/20 (108)
Royal Bank of Canada USD 4,298 CAD 5,686 02/07/20 (1)
Royal Bank of Canada USD 3,790 CHF 3,671 02/07/20 22
Royal Bank of Canada USD 3,965 CHF 3,880 03/18/20 75
Royal Bank of Canada USD 14,438 EUR 13,073 02/07/20 63
Royal Bank of Canada USD 15,091 EUR 13,514 03/18/20 (64)
Royal Bank of Canada USD 7,291 GBP 5,556 02/07/20 46
Royal Bank of Canada USD 12,726 GBP 9,623 03/18/20 (3)
Royal Bank of Canada USD 4,784 HKD 37,162 02/07/20 1
Royal Bank of Canada USD 11,035 JPY 1,201,994 02/07/20 60
Royal Bank of Canada USD 15,472 JPY 1,671,046 03/18/20 (14)
Royal Bank of Canada AUD 4,687 USD 3,292 02/07/20 154
Royal Bank of Canada AUD 4,575 USD 3,066 03/06/20 1
Royal Bank of Canada CAD 5,781 USD 4,443 02/07/20 75
Royal Bank of Canada CAD 5,686 USD 4,298 03/06/20 1

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 423
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada CAD 6,605 USD 4,999 03/18/20 8
Royal Bank of Canada CHF 3,704 USD 3,841 02/07/20 (6)
Royal Bank of Canada CHF 3,671 USD 3,797 03/06/20 (23)
Royal Bank of Canada EUR 13,161 USD 14,813 02/07/20 215
Royal Bank of Canada EUR 13,073 USD 14,462 03/06/20 (64)
Royal Bank of Canada EUR 9,979 USD 11,196 03/18/20 99
Royal Bank of Canada GBP 5,514 USD 7,286 02/07/20 4
Royal Bank of Canada GBP 5,556 USD 7,297 03/06/20 (46)
Royal Bank of Canada GBP 2,250 USD 3,011 03/18/20 36
Royal Bank of Canada HKD 35,747 USD 4,589 02/07/20 (14)
Royal Bank of Canada HKD 37,162 USD 4,781 03/06/20 (1)
Royal Bank of Canada JPY 1,216,748 USD 11,230 02/07/20 (1)
Royal Bank of Canada JPY 1,201,994 USD 11,051 03/06/20 (60)
State Street USD 315 AUD 448 02/07/20 (15)
State Street USD 292 CAD 379 02/07/20 (6)
State Street USD 136 CHF 131 02/07/20 —
State Street USD 396 EUR 352 02/07/20 (5)
State Street USD 514 HKD 4,015 03/18/20 3
State Street USD 2,061 INR 147,500 03/18/20 (3)
State Street USD 544 JPY 59,016 02/07/20 1
State Street USD 110 KRW 131,177 03/06/20 1
State Street USD 6,088 KRW 7,121,400 03/18/20 (108)
State Street USD 8,117 KRW 9,495,200 03/18/20 (144)
State Street USD 8,117 KRW 9,495,200 03/18/20 (144)
State Street USD 8,117 KRW 9,495,200 03/18/20 (144)
State Street USD 8,117 KRW 9,495,200 03/18/20 (144)
State Street USD 8,117 KRW 9,495,200 03/18/20 (144)
State Street USD 5,492 MXN 106,550 03/18/20 112
State Street USD 1,029 MYR 4,280 03/18/20 14
State Street USD 6,817 SEK 65,854 02/07/20 24
State Street USD 10,224 SEK 96,853 02/26/20 (153)
State Street USD 114 SEK 1,072 03/18/20 (3)
State Street USD 4 SGD 6 02/07/20 —
State Street USD 6,842 SGD 9,343 02/07/20 5
State Street USD 4,111 SGD 5,580 03/18/20 (21)
State Street USD 429 TWD 13,001 03/06/20 2
State Street BRL 4,760 USD 1,143 03/18/20 34
State Street CNY 417,709 USD 59,220 03/18/20 (984)
State Street DKK 59,147 USD 8,842 03/18/20 38
State Street GBP 168 USD 223 02/07/20 1
State Street GBP 200 USD 264 03/18/20 —
State Street GBP 400 USD 526 03/18/20 (2)
State Street GBP 2,250 USD 3,011 03/18/20 36
State Street HKD 5,657 USD 726 02/07/20 (3)
State Street JPY 3,689,569 USD 33,588 02/26/20 (501)
State Street KRW 268,680 USD 233 02/07/20 7
State Street KRW 9,482,766 USD 8,173 02/07/20 216
State Street KRW 69,264,260 USD 58,245 03/18/20 83
State Street RUB 1,424,899 USD 22,164 03/18/20 (10)
State Street SEK 822 USD 88 02/07/20 3
State Street SEK 65,032 USD 7,006 02/07/20 250
State Street SEK 65,854 USD 6,826 03/06/20 (25)
State Street SGD 9,349 USD 6,952 02/07/20 101
State Street SGD 9,343 USD 6,842 03/06/20 (5)
State Street TWD 6,203 USD 208 02/07/20 2
State Street TWD 258,275 USD 8,638 02/07/20 88
State Street TWD 8,822 USD 292 03/18/20 (1)
State Street TWD 717,864 USD 24,110 03/18/20 312
Toronto Dominion Bank USD 3,062 AUD 4,575 02/07/20 —
Toronto Dominion Bank USD 4,514 AUD 6,576 03/18/20 (108)
Toronto Dominion Bank USD 4,297 CAD 5,686 02/07/20 —
Toronto Dominion Bank USD 3,791 CHF 3,671 02/07/20 22
Toronto Dominion Bank USD 3,967 CHF 3,880 03/18/20 73

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
424 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Toronto Dominion Bank USD 14,433 EUR 13,073 02/07/20 69
Toronto Dominion Bank USD 15,096 EUR 13,514 03/18/20 (69)
Toronto Dominion Bank USD 7,290 GBP 5,556 02/07/20 47
Toronto Dominion Bank USD 12,721 GBP 9,623 03/18/20 2
Toronto Dominion Bank USD 4,784 HKD 37,162 02/07/20 1
Toronto Dominion Bank USD 11,038 JPY 1,201,994 02/07/20 57
Toronto Dominion Bank USD 15,471 JPY 1,671,046 03/18/20 (14)
Toronto Dominion Bank AUD 4,575 USD 3,064 03/06/20 —
Toronto Dominion Bank CAD 5,686 USD 4,297 03/06/20 —
Toronto Dominion Bank CAD 6,605 USD 4,996 03/18/20 5
Toronto Dominion Bank CHF 3,671 USD 3,798 03/06/20 (22)
Toronto Dominion Bank EUR 13,073 USD 14,458 03/06/20 (69)
Toronto Dominion Bank GBP 5,556 USD 7,296 03/06/20 (47)
Toronto Dominion Bank HKD 37,162 USD 4,781 03/06/20 (1)
Toronto Dominion Bank JPY 1,201,994 USD 11,054 03/06/20 (57)
UBS USD 3,064 AUD 4,575 02/07/20 (1)
UBS USD 4,299 CAD 5,686 02/07/20 (2)
UBS USD 3,790 CHF 3,671 02/07/20 23
UBS USD 14,442 EUR 13,073 02/07/20 60
UBS USD 7,292 GBP 5,556 02/07/20 45
UBS USD 4,784 HKD 37,162 02/07/20 1
UBS USD 11,034 JPY 1,201,994 02/07/20 61
UBS USD 8,180 KRW 9,751,446 02/07/20 2
UBS USD 8,720 TWD 264,478 02/07/20 36
UBS AUD 4,687 USD 3,292 02/07/20 154
UBS AUD 4,575 USD 3,066 03/06/20 1
UBS CAD 5,781 USD 4,446 02/07/20 78
UBS CAD 5,686 USD 4,299 03/06/20 2
UBS CHF 3,704 USD 3,841 02/07/20 (6)
UBS CHF 3,671 USD 3,797 03/06/20 (23)
UBS EUR 13,161 USD 14,810 02/07/20 212
UBS EUR 13,073 USD 14,466 03/06/20 (61)
UBS GBP 5,514 USD 7,281 02/07/20 (1)
UBS GBP 5,556 USD 7,298 03/06/20 (45)
UBS HKD 35,747 USD 4,589 02/07/20 (13)
UBS HKD 37,162 USD 4,781 03/06/20 (1)
UBS JPY 1,216,748 USD 11,229 02/07/20 (2)
UBS JPY 1,201,994 USD 11,050 03/06/20 (62)
UBS KRW 9,751,446 USD 8,184 03/06/20 (3)
UBS TWD 264,478 USD 8,733 03/06/20 (31)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)
(858)
Total Return Swap Contracts (+)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
ABGS Index Goldman Sachs USD 19,095
Total Return on Underlying
Reference Entity
(5)
02/07/20 — (1,043) (1,043)
ABGS Index Goldman Sachs USD 83,457
Total Return on Underlying
Reference Entity
(5)
02/07/20 — (4,560) (4,560)
Russell 1000 Index Total Return Goldman Sachs USD 37,764 3 Month LIBOR - 0.020%
(2)
04/13/20 — (2,702) (2,702)
Russell 1000 Index Total Return Goldman Sachs USD 37,680 3 Month LIBOR + 0.150%
(5)
04/13/20 — (1,339) (1,339)
Russell 1000 Index Total Return Goldman Sachs USD 33,585 3 Month LIBOR + 0.310%
(2)
06/19/20 — (3,435) (3,435)
Total Open Total Return Swap Contracts (å) — (13,079) (13,079)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 425
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 27,123 Three Month LIBOR
(2)
1.703%
(3)
12/23/21
— (148) (148)
Barclays USD 4,253 Three Month LIBOR
(2)
1.641%
(3)
01/10/22
— (20) (20)
Barclays USD 18,141 1.654%
(3)
Three Month LIBOR
(2)
01/21/22
— 90 90
Barclays USD 813,291 Three Month LIBOR
(2)
1.600%
(3)
03/18/22
690 (4,686) (3,996)
Barclays USD 28,891 1.730%
(3)
Three Month LIBOR
(2)
01/02/25
— 546 546
Barclays USD 323,304 Three Month LIBOR
(2)
1.625%
(3)
03/18/25
886 (5,684) (4,798)
Barclays USD 17,064 Three Month LIBOR
(2)
1.560%
(3)
09/30/29
— (154) (154)
Barclays USD 910 Three Month LIBOR
(2)
1.801%
(3)
12/17/29
— (28) (28)
Barclays USD 24,186 1.823%
(3)
Three Month LIBOR
(2)
12/17/29
— 802 802
Barclays USD 11,723 Three Month LIBOR
(2)
1.796%
(3)
12/18/29
— (359) (359)
Barclays USD 14,597 Three Month LIBOR
(2)
1.859%
(3)
12/30/29
— (532) (532)
Barclays USD 56,132 1.670%
(3)
Three Month LIBOR
(2)
12/31/29
— 1,057 1,057
Barclays USD 112,263 Three Month LIBOR
(2)
1.790%
(3)
12/31/29
— (3,370) (3,370)
Barclays USD 6,598 Three Month LIBOR
(2)
1.744%
(3)
01/08/30
— (170) (170)
Barclays USD 2,646 1.804%
(3)
Three Month LIBOR
(2)
01/10/30
— 83 83
Barclays USD 5,014 Three Month LIBOR
(2)
1.755%
(3)
01/23/30
— (135) (135)
Barclays USD 5,726 Three Month LIBOR
(2)
1.738%
(3)
01/24/30
— (145) (145)
Barclays USD 7,252 Three Month LIBOR
(2)
1.685%
(3)
01/27/30
— (147) (147)
Barclays USD 6,825 Three Month LIBOR
(2)
1.555%
(3)
01/29/30
— (56) (56)
Barclays USD 180,244 1.750%
(3)
Three Month LIBOR
(2)
03/18/30
(1,136) 5,915 4,779
Barclays USD 2,515 Three Month LIBOR
(2)
1.905%
(3)
09/21/39
— (11) (11)
Barclays USD 2,713 Three Month LIBOR
(2)
1.920%
(3)
09/24/39
— (15) (15)
Barclays USD 7,279 Three Month LIBOR
(2)
1.798%
(3)
09/26/39
— 33 33
Barclays USD 5,558 Three Month LIBOR
(2)
1.804%
(3)
09/27/39
— 23 23
Barclays USD 5,955 Three Month LIBOR
(2)
1.865%
(3)
10/02/39
— (5) (5)
Barclays USD 4,897 Three Month LIBOR
(2)
1.985%
(3)
10/15/39
— (52) (52)
Barclays USD 1,985 Three Month LIBOR
(2)
1.885%
(3)
09/21/49
— (21) (21)
Barclays USD 1,588 Three Month LIBOR
(2)
1.800%
(3)
09/26/49
— 3 3
Barclays USD 2,912 Three Month LIBOR
(2)
1.823%
(3)
09/27/49
— (4) (4)
Barclays USD 4,235 Three Month LIBOR
(2)
1.801%
(3)
09/28/49
— 8 8
Barclays USD 2,912 Three Month LIBOR
(2)
1.794%
(3)
10/04/49
— 9 9
Barclays USD 6,197 1.838%
(3)
Three Month LIBOR
(2)
10/15/49
— 236 236
Barclays USD 2,567 Three Month LIBOR
(2)
1.976%
(3)
10/19/49
— (63) (63)
Barclays USD 4,997 1.923%
(3)
Three Month LIBOR
(2)
10/23/49
— 293 293
Barclays USD 16,014 1.992%
(3)
Three Month LIBOR
(2)
12/17/49
— 1,213 1,213
Barclays USD 6,436 2.017%
(3)
Three Month LIBOR
(2)
12/20/49
— 526 526
Barclays USD 5,225 2.067%
(3)
Three Month LIBOR
(2)
12/24/49
— 491 491
Barclays USD 3,407 2.069%
(3)
Three Month LIBOR
(2)
12/27/49
— 322 322
Barclays USD 6,223 2.074%
(3)
Three Month LIBOR
(2)
12/30/49
— 596 596
Barclays USD 488 Three Month LIBOR
(2)
2.028%
(3)
01/24/50
— (16) (16)
Barclays USD 13,043 2.000%
(3)
Three Month LIBOR
(2)
03/18/50
189 831 1,020
Barclays USD 13,607 Three Month LIBOR
(2)
1.980%
(3)
03/18/50
(494) (504) (998)
Barclays USD 1,323 Three Month LIBOR
(2)
1.833%
(3)
09/23/54
— (30) (30)
Barclays USD 1,985 Three Month LIBOR
(2)
1.741%
(3)
09/26/54
— (4) (4)
Barclays USD 2,647 Three Month LIBOR
(2)
1.790%
(3)
09/27/54
— (34) (34)
Barclays USD 2,647 Three Month LIBOR
(2)
1.776%
(3)
10/01/54
— (26) (26)
Barclays USD 1,985 Three Month LIBOR
(2)
1.725%
(3)
10/04/54
— 4 4
Barclays USD 1,985 Three Month LIBOR
(2)
1.687%
(3)
10/07/54
— 21 21

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
426 Multi-Asset Growth Strategy Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 1,323 Three Month LIBOR
(2)
1.736%
(3)
10/11/54
— (1) (1)
Barclays USD 488 Three Month LIBOR
(2)
1.985%
(3)
01/23/55
— (28) (28)
JPMorgan Chase BRL 1,700
Brazil Interbank
Deposit Rate
(5)
9.305%
(5)
01/04/21
— (31) (31)
JPMorgan Chase BRL 19,400
Brazil Interbank
Deposit Rate
(5)
8.775%
(5)
01/04/21
— (340) (340)
JPMorgan Chase HUF 383,300 Three Month LIBOR
(3)
0.833%
(4)
11/22/22
— (6) (6)
JPMorgan Chase HUF 187,700 Three Month LIBOR
(3)
1.200%
(4)
05/10/23
— (9) (9)
JPMorgan Chase HUF 240,000 Three Month LIBOR
(3)
1.980%
(4)
06/26/23
— (33) (33)
Total Open Interest Rate Swap Contracts (å)
135 (3,765) (3,630)
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Dell JPMorgan Chase
Sell
0.136% USD 200 5.000%
(2)
06/20/20
4 — 4
Dell Goldman Sachs
Sell
0.999% USD 400 1.000%
(2)
06/20/23
3 (3) —
Fiat Citigroup
Sell
0.673% USD 400 5.000%
(2)
06/20/23
66 — 66
Fiat Citigroup
Sell
0.673% USD 400 5.000%
(2)
06/20/23
66 — 66
International Game Tech Goldman Sachs
Sell
1.033% USD 400 5.000%
(2)
06/20/23
65 (5) 60
International Game Tech JPMorgan Chase
Sell
1.033% USD 100 5.000%
(2)
06/20/23
16 (1) 15
Jaguar Land Goldman Sachs
Sell
1.969% USD 115 5.000%
(2)
12/20/21
4 3 7
Macys, Inc. Barclays
Sell
2.151% USD 200 1.000%
(2)
06/20/25
(9) (2) (11)
Macys, Inc. Goldman Sachs
Sell
2.151% USD 200 1.000%
(2)
06/20/25
(9) (2) (11)
Marks + Spencer PLC BNP Paribas
Sell
1.186% USD 167 1.000%
(2)
06/20/23
(1) — (1)
Matterhorn Telecom Goldman Sachs
Sell
0.106% USD 600 5.000%
(2)
06/20/20
13 — 13
Telecom Italia SpA Merrill Lynch
Sell
0.798% USD 300 1.000%
(2)
06/20/23
2 — 2
Tenet Healthcare
Corporation Goldman Sachs
Sell
0.198% USD 250 5.000%
(2)
06/20/20
5 — 5
Tenet Healthcare
Corporation Goldman Sachs
Sell
0.265% USD 250 5.000%
(2)
12/20/20
12 — 12
Tenet Healthcare
Corporation Goldman Sachs
Sell
1.052% USD 475 5.000%
(2)
12/20/24
89 12 101
Tesco PL BNP Paribas
Sell
0.469% USD 1,200 1.000%
(2)
06/20/23
27 (3) 24
Thyssenkrupp Ag Credit Suisse
Sell
0.887% USD 100 1.000%
(2)
06/20/25
(2) 3 1
Thyssenkrupp Ag Goldman Sachs
Sell
1.412% USD 550 1.000%
(2)
06/20/23
(4) (4) (8)
Thyssenkrupp Ag JPMorgan Chase
Sell
2.086% USD 650 5.000%
(2)
06/20/26
121 7 128
United States Steel Corp. BNP Paribas
Sell
6.854% USD 75 5.000%
(2)
06/20/25
(5) (1) (6)
Virgin Media Finance PLC Citigroup
Sell
0.884% USD 650 5.000%
(2)
06/20/23
102 (1) 101
Ziggo Bond Co. BV Goldman Sachs
Sell
0.869% USD 300 5.000%
(2)
06/20/23
47 — 47
Total Open Corporate Issues Contracts 612 3 615

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 427
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX Emerging Markets
Index Morgan Stanley
Sell
USD 1,000 1.000%
(2)
12/20/24
(47) 3 (44)
CDX Investment Grade
Index Goldman Sachs
Sell
USD 86,100 1.000%
(2)
12/20/24
1,646 363 2,009
CMBX NA Index Citigroup
Purchase
USD 28 (2.000%)
(2)
05/11/63
— — —
CMBX NA Index Citigroup
Sell
USD 4 5.000%
(2)
01/17/47
— — —
CMBX NA Index Citigroup
Sell
USD 4 3.000%
(2)
05/11/63
— — —
CMBX NA Index Citigroup
Sell
USD 2 3.000%
(2)
05/11/63
— — —
CMBX NA Index Citigroup
Sell
USD 3 3.000%
(2)
05/11/63
— — —
CMBX NA Index Citigroup
Sell
USD 40 3.000%
(2)
05/11/63
(4) 2 (2)
CMBX NA Index Citigroup
Sell
USD 44 3.000%
(2)
05/11/63
(4) 1 (3)
CMBX NA Index Citigroup
Sell
USD 57 3.000%
(2)
05/11/63
(5) 1 (4)
CMBX NA Index Citigroup
Sell
USD 84 3.000%
(2)
05/11/63
(7) 2 (5)
CMBX NA Index Citigroup
Sell
USD 131 5.000%
(2)
05/11/63
(21) 3 (18)
CMBX NA Index Citigroup
Purchase
USD 42 (5.000%)
(2)
11/18/54
2 — 2
CMBX NA Index Citigroup
Sell
USD 33 5.000%
(2)
05/11/63
(4) (1) (5)
CMBX NA Index Citigroup
Purchase
USD 39 (5.000%)
(2)
05/11/63
4 1 5
CMBX NA Index Citigroup
Sell
USD 179 5.000%
(2)
05/11/63
(25) — (25)
CMBX NA Index Citigroup
Sell
USD 11,128 3.000%
(2)
05/11/63
(1,035) 340 (695)
CMBX NA Index Citigroup
Sell
USD 531 3.000%
(2)
05/11/63
(27) (6) (33)
CMBX NA Index Citigroup
Sell
USD 74 3.000%
(2)
05/11/63
(6) 1 (5)
CMBX NA Index Citigroup
Sell
USD 55 3.000%
(2)
05/11/63
(4) 1 (3)
CMBX NA Index Citigroup
Sell
USD 42 3.000%
(2)
05/11/63
(2) (1) (3)
CMBX NA Index Citigroup
Sell
USD 42 3.000%
(2)
05/11/63
(2) (1) (3)
CMBX NA Index Citigroup
Sell
USD 40 3.000%
(2)
05/11/63
(3) 1 (2)
CMBX NA Index Citigroup
Sell
USD 7 5.000%
(2)
05/11/63
(1) — (1)
CMBX NA Index Citigroup
Purchase
USD 42 (5.000%)
(2)
11/18/54
2 — 2
CMBX NA Index Citigroup
Purchase
USD 208 (5.000%)
(2)
11/18/54
15 (4) 11
CMBX NA Index Citigroup
Sell
USD 8 5.000%
(2)
01/17/47
— — —
CMBX NA Index Citigroup
Purchase
USD 55 (5.000%)
(2)
11/18/54
4 (1) 3
CMBX NA Index Citigroup
Sell
USD 1,038 3.000%
(2)
05/11/63
(97) 32 (65)
CMBX NA Index Citigroup
Sell
USD 403 3.000%
(2)
05/11/63
(41) 16 (25)
CMBX NA Index Citigroup
Sell
USD 390 3.000%
(2)
05/11/63
(40) 16 (24)
CMBX NA Index Citigroup
Purchase
USD 1,059 (5.000%)
(2)
10/17/57
181 (55) 126
CMBX NA Index Citigroup
Sell
USD 336 3.000%
(2)
05/11/63
(31) 10 (21)
CMBX NA Index Citigroup
Sell
USD 331 3.000%
(2)
05/11/63
(30) 9 (21)
CMBX NA Index Citigroup
Sell
USD 156 3.000%
(2)
05/11/63
(13) 3 (10)
CMBX NA Index Citigroup
Purchase
USD 50 (5.000%)
(2)
09/17/58
2 — 2
CMBX NA Index Citigroup
Sell
USD 87 3.000%
(2)
05/11/63
(8) 3 (5)
CMBX NA Index Citigroup
Sell
USD 330 3.000%
(2)
05/11/63
(32) 11 (21)
CMBX NA Index Citigroup
Sell
USD 263 3.000%
(2)
05/11/63
(24) 8 (16)
CMBX NA Index Citigroup
Sell
USD 76 3.000%
(2)
05/11/63
(6) 1 (5)
CMBX NA Index Citigroup
Purchase
USD 8 (5.000%)
(2)
09/17/58
— — —
CMBX NA Index Citigroup
Purchase
USD 88 (5.000%)
(2)
10/17/57
11 (1) 10
CMBX NA Index Citigroup
Purchase
USD 186 (5.000%)
(2)
09/17/58
12 (4) 8
CMBX NA Index Credit Suisse
Purchase
USD 34 (3.000%)
(2)
01/17/47
3 (3) —
CMBX NA Index Credit Suisse
Sell
USD 25 3.000%
(2)
05/11/63
(3) 1 (2)
CMBX NA Index Credit Suisse
Purchase
USD 1,938 (5.000%)
(2)
10/17/57
331 (101) 230
CMBX NA Index Credit Suisse
Purchase
USD 1,328 (5.000%)
(2)
09/17/58
132 (75) 57
CMBX NA Index Goldman Sachs
Purchase
USD 57 (5.000%)
(2)
09/17/58
6 (4) 2
CMBX NA Index Goldman Sachs
Purchase
USD 68 (5.000%)
(2)
09/17/58
8 (5) 3

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
428 Multi-Asset Growth Strategy Fund
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Goldman Sachs
Sell
USD 1,190 3.000%
(2)
05/11/63
(188) 114 (74)
CMBX NA Index Goldman Sachs
Sell
USD 51 3.000%
(2)
05/11/63
(5) 2 (3)
CMBX NA Index Goldman Sachs
Sell
USD 14 5.000%
(2)
05/11/63
(2) — (2)
CMBX NA Index Goldman Sachs
Sell
USD 85 5.000%
(2)
05/11/63
(10) (2) (12)
CMBX NA Index Goldman Sachs
Purchase
USD 40 (5.000%)
(2)
09/17/58
2 — 2
CMBX NA Index Goldman Sachs
Sell
USD 171 5.000%
(2)
05/11/63
(20) (4) (24)
CMBX NA Index Goldman Sachs
Sell
USD 182 5.000%
(2)
05/11/63
(28) 3 (25)
CMBX NA Index Goldman Sachs
Purchase
USD 68 (5.000%)
(2)
09/17/58
8 (5) 3
CMBX NA Index Goldman Sachs
Purchase
USD 34 (5.000%)
(2)
09/17/58
4 (3) 1
CMBX NA Index Goldman Sachs
Sell
USD 15,000 3.000%
(2)
05/11/63
(1,468) 531 (937)
CMBX NA Index Goldman Sachs
Sell
USD 20 3.000%
(2)
05/11/63
(2) 1 (1)
CMBX NA Index Goldman Sachs
Sell
USD 222 3.000%
(2)
05/11/63
(32) 18 (14)
CMBX NA Index Goldman Sachs
Sell
USD 193 3.000%
(2)
05/11/63
(28) 16 (12)
CMBX NA Index Goldman Sachs
Sell
USD 40 3.000%
(2)
05/11/63
(4) 2 (2)
CMBX NA Index Goldman Sachs
Sell
USD 4,500 3.000%
(2)
05/11/63
(694) 413 (281)
CMBX NA Index Goldman Sachs
Sell
USD 4,544 3.000%
(2)
05/11/63
(432) 148 (284)
CMBX NA Index Goldman Sachs
Sell
USD 50 3.000%
(2)
05/11/63
(5) 2 (3)
CMBX NA Index JPMorgan Chase
Sell
USD 387 5.000%
(2)
05/11/63
(44) (10) (54)
CMBX NA Index JPMorgan Chase
Sell
USD 669 3.000%
(2)
05/11/63
(80) 38 (42)
CMBX NA Index JPMorgan Chase
Purchase
USD 218 (3.000%)
(2)
01/17/47
8 (7) 1
CMBX NA Index JPMorgan Chase
Sell
USD 42 5.000%
(2)
05/11/63
(5) (1) (6)
CMBX NA Index JPMorgan Chase
Sell
USD 24 5.000%
(2)
05/11/63
(3) — (3)
CMBX NA Index JPMorgan Chase
Purchase
USD 139 (5.000%)
(2)
11/18/54
15 (8) 7
CMBX NA Index JPMorgan Chase
Purchase
USD 86 (5.000%)
(2)
11/18/54
8 (3) 5
CMBX NA Index JPMorgan Chase
Sell
USD 501 3.000%
(2)
05/11/63
(60) 29 (31)
CMBX NA Index JPMorgan Chase
Purchase
USD 144 (5.000%)
(2)
09/17/58
8 (2) 6
CMBX NA Index JPMorgan Chase
Purchase
USD 455 (5.000%)
(2)
09/17/58
59 (39) 20
CMBX NA Index JPMorgan Chase
Purchase
USD 458 (5.000%)
(2)
09/17/58
63 (43) 20
CMBX NA Index JPMorgan Chase
Sell
USD 180 5.000%
(2)
05/11/63
(27) 2 (25)
CMBX NA Index JPMorgan Chase
Sell
USD 7,691 3.000%
(2)
05/11/63
(996) 516 (480)
CMBX NA Index JPMorgan Chase
Sell
USD 296 3.000%
(2)
05/11/63
(30) 12 (18)
CMBX NA Index JPMorgan Chase
Sell
USD 163 3.000%
(2)
05/11/63
(20) 10 (10)
CMBX NA Index JPMorgan Chase
Sell
USD 135 3.000%
(2)
05/11/63
(15) 7 (8)
CMBX NA Index JPMorgan Chase
Sell
USD 23 3.000%
(2)
05/11/63
(1) — (1)
CMBX NA Index JPMorgan Chase
Sell
USD 6 5.000%
(2)
01/17/47
— — —
CMBX NA Index JPMorgan Chase
Purchase
USD 41 (5.000%)
(2)
11/18/54
2 — 2
CMBX NA Index JPMorgan Chase
Purchase
USD 103 (5.000%)
(2)
11/18/54
7 (2) 5
CMBX NA Index JPMorgan Chase
Purchase
USD 154 (5.000%)
(2)
11/18/54
10 (2) 8
CMBX NA Index JPMorgan Chase
Sell
USD 87 3.000%
(2)
05/11/63
(8) 3 (5)
CMBX NA Index JPMorgan Chase
Sell
USD 23 3.000%
(2)
05/11/63
(2) 1 (1)
CMBX NA Index JPMorgan Chase
Purchase
USD 1 (3.000%)
(2)
05/11/63
— — —
CMBX NA Index JPMorgan Chase
Purchase
USD 111 (5.000%)
(2)
09/17/58
5 — 5
CMBX NA Index JPMorgan Chase
Purchase
USD 81 (5.000%)
(2)
11/18/54
8 (4) 4
CMBX NA Index JPMorgan Chase
Purchase
USD 70 (5.000%)
(2)
11/18/54
7 (3) 4
CMBX NA Index Merrill Lynch
Sell
USD 180 3.000%
(2)
05/11/63
(16) 5 (11)
CMBX NA Index Merrill Lynch
Purchase
USD 7 (5.000%)
(2)
11/18/54
— — —
CMBX NA Index Merrill Lynch
Purchase
USD 86 (5.000%)
(2)
11/18/54
8 (3) 5
CMBX NA Index Merrill Lynch
Sell
USD 562 5.000%
(2)
05/11/63
(63) (16) (79)
CMBX NA Index Merrill Lynch
Sell
USD 136 3.000%
(2)
05/11/63
(12) 4 (8)
CMBX NA Index Merrill Lynch
Purchase
USD 437 (5.000%)
(2)
09/17/58
17 2 19

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 429
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Merrill Lynch
Sell
USD 122 3.000%
(2)
05/11/63
(9) 1 (8)
CMBX NA Index Morgan Stanley
Sell
USD 59 3.000%
(2)
05/11/63
(6) 2 (4)
CMBX NA Index Morgan Stanley
Purchase
USD 124 (5.000%)
(2)
09/17/58
8 (3) 5
CMBX NA Index Morgan Stanley
Purchase
USD 74 (5.000%)
(2)
09/17/58
4 (1) 3
CMBX NA Index Morgan Stanley
Purchase
USD 117 (5.000%)
(2)
09/17/58
7 (2) 5
CMBX NA Index Morgan Stanley
Sell
USD 33 3.000%
(2)
05/11/63
(3) 1 (2)
CMBX NA Index Morgan Stanley
Purchase
USD 85 (5.000%)
(2)
09/17/58
7 (3) 4
CMBX NA Index Morgan Stanley
Sell
USD 34 3.000%
(2)
05/11/63
(3) 1 (2)
CMBX NA Index Morgan Stanley
Purchase
USD 84 (5.000%)
(2)
09/17/58
7 (3) 4
CMBX NA Index Morgan Stanley
Purchase
USD 68 (5.000%)
(2)
09/17/58
8 (5) 3
CMBX NA Index Morgan Stanley
Purchase
USD 15 (5.000%)
(2)
09/17/58
1 — 1
CMBX NA Index Morgan Stanley
Sell
USD 334 3.000%
(2)
05/11/63
(40) 19 (21)
CMBX NA Index Morgan Stanley
Sell
USD 2 3.000%
(2)
05/11/63
— — —
CMBX NA Index Morgan Stanley
Sell
USD 31 3.000%
(2)
05/11/63
(4) 2 (2)
CMBX NA Index Morgan Stanley
Sell
USD 48 3.000%
(2)
05/11/63
(7) 4 (3)
CMBX NA Index Morgan Stanley
Sell
USD 49 3.000%
(2)
05/11/63
(5) 2 (3)
CMBX NA Index Morgan Stanley
Sell
USD 63 3.000%
(2)
05/11/63
(5) 1 (4)
CMBX NA Index Morgan Stanley
Sell
USD 46 3.000%
(2)
05/11/63
(5) 2 (3)
CMBX NA Index Morgan Stanley
Purchase
USD 124 (5.000%)
(2)
09/17/58
7 (2) 5
CMBX NA Index Morgan Stanley
Purchase
USD 135 (5.000%)
(2)
09/17/58
16 (10) 6
CMBX NA Index Morgan Stanley
Purchase
USD 167 (5.000%)
(2)
09/17/58
12 (5) 7
CMBX NA Index Morgan Stanley
Sell
USD 76 3.000%
(2)
05/11/63
(7) 2 (5)
CMBX NA Index Morgan Stanley
Sell
USD 55 3.000%
(2)
05/11/63
(6) 3 (3)
CMBX NA Index Morgan Stanley
Sell
USD 65 3.000%
(2)
05/11/63
(8) 4 (4)
CMBX NA Index Morgan Stanley
Purchase
USD 73 (5.000%)
(2)
09/17/58
4 (1) 3
CMBX NA Index Morgan Stanley
Purchase
USD 103 (5.000%)
(2)
11/18/54
10 (5) 5
CMBX NA Index Morgan Stanley
Sell
USD 96 3.000%
(2)
05/11/63
(8) 2 (6)
CMBX NA Index Morgan Stanley
Sell
USD 358 3.000%
(2)
05/11/63
(51) 29 (22)
CMBX NA Index Morgan Stanley
Sell
USD 767 3.000%
(2)
05/11/63
(71) 23 (48)
CMBX NA Index Morgan Stanley
Sell
USD 94 3.000%
(2)
05/11/63
(13) 7 (6)
CMBX NA Index Morgan Stanley
Sell
USD 33 3.000%
(2)
05/11/63
(2) — (2)
CMBX NA Index Morgan Stanley
Sell
USD 345 3.000%
(2)
05/11/63
(55) 33 (22)
CMBX NA Index Morgan Stanley
Sell
USD 47 3.000%
(2)
05/11/63
(5) 2 (3)
CMBX NA Index Morgan Stanley
Sell
USD 45 3.000%
(2)
05/11/63
(5) 2 (3)
CMBX NA Index Morgan Stanley
Sell
USD 17 3.000%
(2)
05/11/63
(2) 1 (1)
CMBX NA Index Morgan Stanley
Sell
USD 1 3.000%
(2)
05/11/63
— — —
CMBX NA Index Morgan Stanley
Sell
USD 143 3.000%
(2)
05/11/63
(21) 12 (9)
CMBX NA Index Morgan Stanley
Sell
USD 79 3.000%
(2)
05/11/63
(7) 2 (5)
CMBX NA Index Morgan Stanley
Purchase
USD 99 (3.000%)
(2)
01/17/47
6 (6) —
CMBX NA Index Morgan Stanley
Sell
USD 87 3.000%
(2)
05/11/63
(7) 2 (5)
CMBX NA Index Morgan Stanley
Sell
USD 189 3.000%
(2)
05/11/63
(28) 16 (12)
CMBX NA Index Morgan Stanley
Sell
USD 134 3.000%
(2)
05/11/63
(17) 9 (8)
CMBX NA Index Morgan Stanley
Sell
USD 351 3.000%
(2)
01/17/47
(26) 25 (1)
CMBX NA Index Morgan Stanley
Sell
USD 33 5.000%
(2)
05/11/63
(4) (1) (5)
CMBX NA Index Morgan Stanley
Purchase
USD 59 (5.000%)
(2)
01/17/47
3 — 3
CMBX NA Index Morgan Stanley
Purchase
USD 87 (5.000%)
(2)
08/17/61
6 (1) 5
CMBX NA Index Morgan Stanley
Purchase
USD 59 (5.000%)
(2)
08/17/61
4 — 4
CMBX NA Index Morgan Stanley
Purchase
USD 30 (5.000%)
(2)
08/17/61
2 — 2
CMBX NA Index Morgan Stanley
Purchase
USD 62 (5.000%)
(2)
11/18/54
6 (3) 3
CMBX NA Index Morgan Stanley
Sell
USD 28 2.000%
(2)
05/11/63
— — —

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
430 Multi-Asset Growth Strategy Fund
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Morgan Stanley
Purchase
USD 15 (5.000%)
(2)
11/18/54
1 — 1
CMBX NA Index Morgan Stanley
Sell
USD 77 3.000%
(2)
05/11/63
(7) 2 (5)
CMBX NA Index Morgan Stanley
Sell
USD 100 3.000%
(2)
05/11/63
(11) 5 (6)
CMBX NA Index Morgan Stanley
Sell
USD 123 3.000%
(2)
05/11/63
(17) 9 (8)
CMBX NA Index Morgan Stanley
Purchase
USD 4 (5.000%)
(2)
09/17/58
— — —
CMBX NA Index Morgan Stanley
Sell
USD 66 3.000%
(2)
05/11/63
(8) 4 (4)
Total Open Credit Indices Contracts (3,578) 2,467 (1,111)
Total Open Credit Default Swap Contracts (å) (2,966) 2,470
(496)
Consolidated Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical Expedient
(a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 117,267 $ —
$ —
$ 117,267
International Debt — 30,795 —
—
30,795
Loan Agreements — 29,745 —
—
29,745
Mortgage-Backed Securities — 287,015 —
—
287,015
Non-US Bonds — 62,117 —
—
62,117
Common Stocks
Consumer Discretionary 73,878 47,341 —
—
121,219
Consumer Staples 25,539 12,428 —
—
37,967
Energy 32,139 6,619 —
—
38,758
Financial Services 194,174 91,368 5
—
285,547
Health Care 45,536 13,081 —
—
58,617
Materials and Processing 75,559 38,303 —
—
113,862
Producer Durables 71,420 63,285 —
—
134,705
Technology 158,100 14,284 —
—
172,384
Utilities 61,284 42,408 —
—
103,692
Preferred Stocks 420 1,865 —
—
2,285
Options Purchased 3,468 50,923 —
—
54,391
Warrants & Rights — 22 286
—
308
Short-Term Investments — 65,990 —
214,272
280,262
Other Securities — — —
43,148
43,148
Total Investments 741,517 974,856 291 257,420 1,974,084
Other Assets and Liabilities, Net
Other Financial Instruments
Assets
Futures Contracts 20,015 — —
—
20,015
Foreign Currency Exchange Contracts 29 5,328 —
—
5,357
Interest Rate Swap Contracts — 12,155 —
—
12,155
Credit Default Swap Contracts — 3,308 —
—
3,308
A

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 431
Consolidated Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical Expedient
(a) Total
Liabilities
Futures Contracts (26,723) — —
—
(26,723)
Options Written (48) (1,558) —
—
(1,606)
Foreign Currency Exchange Contracts — (6,215) —
—
(6,215)
Total Return Swap Contracts — (13,079) —
—
(13,079)
Interest Rate Swap Contracts — (15,785) —
—
(15,785)
Credit Default Swap Contracts — (3,804) —
—
(3,804)
Total Other Financial Instruments
*
$ (6,727) $ (19,650) $ — $ — $ (26,377)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report .
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2020, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
13,731
Austria ....................................................................................
5,285
Belgium ..................................................................................
9,239
Bermuda .................................................................................
5,625
Brazil ......................................................................................
5,502
Canada ....................................................................................
66,628
Cayman Islands .......................................................................
3,685
Chile .......................................................................................
2,271
China ......................................................................................
27,583
Colombia .................................................................................
5,877
Czech Republic .......................................................................
3,126
Denmark .................................................................................
13,762
Finland ...................................................................................
5,404
France .....................................................................................
29,659
Germany .................................................................................
16,942
Greece ....................................................................................
1,247
Guernsey .................................................................................
2,576
Hong Kong ..............................................................................
9,605
India .......................................................................................
207
Indonesia ................................................................................
6,738
Ireland ....................................................................................
3,510
Israel .......................................................................................
3,682
Italy ........................................................................................
8,640
Japan ......................................................................................
126,752
Jersey ......................................................................................
750

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
432 Multi-Asset Growth Strategy Fund
Amounts in thousands
Country Exposure
Fair Value
$
Kazakhstan .............................................................................
552
Luxembourg ............................................................................
2,379
Malaysia ..................................................................................
1,734
Marshall Islands .....................................................................
1,858
Mauritius ................................................................................
199
Mexico ....................................................................................
10,016
Netherlands ............................................................................
5,918
Norway ....................................................................................
4,164
Peru ........................................................................................
3,432
Portugal ..................................................................................
678
Puerto Rico .............................................................................
6,491
Romania ..................................................................................
1,619
Russia .....................................................................................
24,017
Singapore ................................................................................
6,734
South Africa ............................................................................
8,919
South Korea ............................................................................
9,081
Spain .......................................................................................
6,548
Sweden ....................................................................................
3,467
Switzerland .............................................................................
3,108
Taiwan .....................................................................................
3,290
Thailand ..................................................................................
7,798
Turkey .....................................................................................
2,548
Ukraine ...................................................................................
3,587
United Kingdom ......................................................................
72,457
United States ...........................................................................
1,404,062
Virgin Islands, British .............................................................
1,402
Total Investments .................................................................... 1,974,084

Russell Investment Company
Strategic Call Overwriting Fund
Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Call Overwriting Fund 433
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.0%
Consumer Discretionary - 13.2%
Amazon.com, Inc.(ì)(Æ) 1,485 2,983
Best Buy Co., Inc. 2,197 186
CarMax, Inc.(Æ) 2,143 208
Comcast Corp. Class A(ì) 23,860 1,031
Costco Wholesale Corp. 2,222 679
Discovery Communications, Inc. Class C(Æ) 2,375 66
Discovery, Inc. Class A(Æ) 2,977 87
Dollar General Corp. 1,953 300
DR Horton, Inc. 2,712 161
eBay, Inc. 8,734 293
Expedia Group, Inc. 525 57
Fox Corp. Class A 4,718 175
Gentex Corp. 2,610 78
Graham Holdings Co. Class B 55 30
H&R Block, Inc. 1,165 27
Home Depot, Inc. (The)(ì) 4,405 1,005
Lear Corp. 676 83
Lennar Corp. Class A 1,824 121
Lennar Corp. Class B 341 18
Liberty Media Corp. Class A(Æ) 337 16
Liberty SiriusXM Group Class C(Æ) 305 15
LKQ Corp.(Æ) 4,476 146
Madison Square Garden Co. (The) Class A(Æ) 107 32
Mohawk Industries, Inc.(Æ) 495 65
Netflix, Inc.(Æ) 1,555 537
Nike, Inc. Class B 6,835 658
Norwegian Cruise Line Holdings, Ltd.(Æ) 755 41
PulteGroup, Inc. 2,943 131
Royal Caribbean Cruises, Ltd. 1,581 185
Skechers U.S.A., Inc. Class A(Æ) 497 19
Starbucks Corp. 6,043 513
Target Corp. 1,983 220
TJX Cos., Inc. 8,562 505
Toll Brothers, Inc. 282 12
ViacomCBS , Inc. Class A 251 10
ViacomCBS , Inc. Class B 3,138 107
Walmart, Inc.(ì) 7,095 812
Walt Disney Co. (The)(ì) 9,544 1,320
Whirlpool Corp. 556 81
Wyndham Destinations, Inc. 1,432 69
Wyndham Hotels & Resorts, Inc. 418 24
13,106
Consumer Staples - 5.5%
Altria Group, Inc.(ì) 7,655 364
Archer-Daniels-Midland Co. 6,173 276
ConAgra Foods, Inc. 2,882 95
Constellation Brands, Inc. Class A 634 119
CVS Health Corp. 7,199 488
Hormel Foods Corp. 4,652 220
Kimberly-Clark Corp. 1,310 188
Kraft Heinz Co. (The) 9,377 274
Kroger Co. (The) 3,083 83
Molson Coors Brewing Co. Class B 958 53
Mondelez International, Inc. Class A 8,976 515
PepsiCo, Inc.(ì) 5,483 779
Philip Morris International, Inc. 5,518 456
Procter & Gamble Co. (The)(ì) 9,687 1,207
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tyson Foods, Inc. Class A 2,406 199
Walgreens Boots Alliance, Inc. 3,935 200
5,516
Energy - 2.9%
Chevron Corp.(ì) 7,770 833
Cimarex Energy Co. 387 17
Exxon Mobil Corp.(ì) 15,783 980
First Solar, Inc.(Æ) 501 25
HollyFrontier Corp. 1,297 58
Marathon Petroleum Corp. 6,637 362
Phillips 66 3,636 332
Valero Energy Corp. 3,408 287
2,894
Financial Services - 20.1%
Aflac, Inc. 6,687 345
AGNC Investment Corp.(Æ) 7,314 136
Allstate Corp. (The) 3,356 398
American Express Co.(ì) 4,604 598
American International Group, Inc. 4,619 232
American Tower Corp.(ö) 1,696 393
Apartment Investment & Management Co.
Class A(ö) 2,312 122
Apple Hospitality REIT, Inc. (ö) 1,130 17
Assurant, Inc. 1,068 139
Bank of America Corp.(ì) 40,135 1,318
Berkshire Hathaway, Inc. Class B(ì)(Æ) 7,354 1,650
Capital One Financial Corp. 2,098 209
CBRE Group, Inc. Class A(Æ) 1,953 119
Cincinnati Financial Corp. 2,745 288
Citigroup, Inc.(ì) 10,358 771
Comerica, Inc. 912 56
Crown Castle International Corp.(ö) 2,251 337
Discover Financial Services 1,528 115
Duke Realty Corp.(ö) 4,212 153
E*Trade Financial Corp. 3,806 162
Equifax, Inc. 652 98
Equity Commonwealth(ö) 1,209 40
Fidelity National Financial, Inc. 4,299 209
Fidelity National Information Services, Inc. 2,343 337
Global Payments, Inc. 1,974 386
Globe Life Inc.(Æ) 1,928 201
Goldman Sachs Group, Inc. (The) 2,060 490
Hartford Financial Services Group, Inc. 2,181 129
Host Hotels & Resorts, Inc.(ö) 8,238 135
Huntington Bancshares, Inc. 10,892 148
Intercontinental Exchange, Inc. 2,404 240
JPMorgan Chase & Co.(ì) 14,201 1,880
Kilroy Realty Corp.(ö) 1,430 118
Lamar Advertising Co. Class A(ö) 451 42
Legg Mason, Inc. 447 17
Lincoln National Corp. 2,048 111
MasterCard, Inc. Class A(ì) 5,115 1,616
Merck & Co., Inc.(ì) 11,151 953
MetLife, Inc. 6,606 328
MFA Financial, Inc.(ö) 34,180 267
Old Republic International Corp. 1,160 26
PayPal Holdings, Inc.(Æ) 4,512 514
Raymond James Financial, Inc. 1,782 163

Russell Investment Company
Strategic Call Overwriting Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
434 Strategic Call Overwriting Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
RenaissanceRe Holdings, Ltd. 1,137 215
SEI Investments Co. 2,245 146
Starwood Property Trust, Inc.(ö) 13,474 346
TD Ameritrade Holding Corp. 4,170 198
Travelers Cos., Inc. (The) 1,348 177
Unum Group 4,080 109
US Bancorp 8,078 430
VICI Properties, Inc. (ö) 533 14
Visa, Inc. Class A(ì) 6,777 1,348
Weingarten Realty Investors(ö) 605 18
Wells Fargo & Co.(ì) 13,651 641
WR Berkley Corp. 2,743 202
Zions Bancorp NA 3,493 159
20,009
Health Care - 12.4%
Abbott Laboratories(ì) 6,677 582
AbbVie, Inc.(ì) 6,223 504
Alexion Pharmaceuticals, Inc.(Æ) 1,609 160
Amgen, Inc.(ì) 2,583 558
Anthem, Inc.(Æ) 1,592 422
Baxter International, Inc. 3,624 323
Biogen, Inc.(Æ) 1,809 486
Bristol-Myers Squibb Co. 8,314 523
Bruker Corp. 746 37
Centene Corp.(Æ) 5,207 327
Cigna Corp. 2,209 425
Dentsply Sirona, Inc. 1,984 111
DexCom , Inc.(Æ) 452 109
Eli Lilly & Co. 4,646 649
Gilead Sciences, Inc.(ì) 6,584 416
HCA Healthcare, Inc. 3,044 423
Henry Schein, Inc.(Æ) 2,414 166
Hill-Rom Holdings, Inc. 428 46
Humana, Inc. 606 204
IDEXX Laboratories, Inc.(Æ) 1,149 311
Johnson & Johnson(ì) 10,009 1,490
McKesson Corp. 729 104
Medtronic PLC(ì) 5,083 587
PerkinElmer, Inc. 2,078 192
Pfizer, Inc.(ì) 22,349 832
Premier, Inc. Class A(Æ) 436 15
Regeneron Pharmaceuticals, Inc.(Æ) 505 171
ResMed , Inc. 905 144
Thermo Fisher Scientific, Inc. 1,422 445
United Therapeutics Corp.(Æ) 369 36
UnitedHealth Group, Inc.(ì) 4,922 1,341
Universal Health Services, Inc. Class B 390 54
Varian Medical Systems, Inc.(Æ) 1,286 181
12,374
Materials and Processing - 1.3%
Amcor PLC 7,578 80
Ball Corp. 2,894 209
Dow, Inc. 6,146 283
DuPont de Nemours, Inc. 3,820 196
Huntsman Corp. 364 8
Masco Corp. 3,011 143
Packaging Corp. of America 995 95
Reliance Steel & Aluminum Co. 589 68
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Royal Gold, Inc. 582 67
Sealed Air Corp. 1,407 50
Vulcan Materials Co. 680 96
Westrock Co. 1 —
1,295
Producer Durables - 8.0%
Accenture PLC Class A 2,894 594
AECOM(Æ) 382 18
AGCO Corp. 898 63
Air Lease Corp. Class A 435 19
Allison Transmission Holdings, Inc. Class A 500 22
Ametek , Inc. 1,190 116
Avery Dennison Corp. 1,187 156
Boeing Co. (The)(ì) 2,211 704
Booz Allen Hamilton Holding Corp. Class A 1,211 94
Cintas Corp. 713 199
Cummins, Inc. 1,106 177
Delta Air Lines, Inc. 3,365 187
Eaton Corp. PLC 6,127 579
Flir Systems, Inc. 1,612 83
General Dynamics Corp. 1,137 199
Honeywell International, Inc. 3,174 550
Jacobs Engineering Group, Inc. 2,018 187
Johnson Controls International PLC(Æ) 3,469 137
Kirby Corp.(Æ) 81 6
L3Harris Technologies, Inc. 2,530 560
ManpowerGroup , Inc. 556 51
Mettler -Toledo International, Inc.(Æ) 350 265
Northrop Grumman Corp. 592 222
Oshkosh Corp. 638 55
Quanta Services, Inc. 3,048 119
Raytheon Co. 1,291 285
Robert Half International, Inc. 1,541 90
Snap-on, Inc. 769 123
Southwest Airlines Co. 3,201 176
Square, Inc. Class A(Æ) 1,552 116
Textron, Inc. 2,068 95
Trimble Navigation, Ltd.(Æ) 1 —
Union Pacific Corp.(ì) 3,418 613
United Continental Holdings, Inc.(Æ) 1,735 130
United Rentals, Inc.(Æ) 379 51
United Technologies Corp.(ì) 4,342 652
Waters Corp.(Æ) 1,017 228
7,921
Technology - 25.0%
Adobe, Inc.(Æ) 1,864 655
ADT, Inc. 2,657 16
Akamai Technologies, Inc.(Æ) 1,200 112
Alphabet, Inc. Class A(ì)(Æ) 1,352 1,937
Alphabet, Inc. Class C(ì)(Æ) 1,064 1,526
Amdocs, Ltd. 999 72
Ansys , Inc.(Æ) 408 112
Apple, Inc.(ì) 16,506 5,109
Atlassian Corp. PLC Class A(Æ) 566 83
Avnet, Inc. 730 27
Black Knight, Inc.(Æ) 1,318 88
Broadcom, Inc. 1,509 461
Cadence Design Systems, Inc.(Æ) 4,151 299

Russell Investment Company
Strategic Call Overwriting Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Call Overwriting Fund 435
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cisco Systems, Inc.(ì) 22,329 1,026
Cognizant Technology Solutions Corp. Class
A 5,837 358
Corning, Inc. 8,416 225
Corteva , Inc. Class W 2,655 77
DXC Technology Co. 1,670 53
Electronic Arts, Inc.(Æ) 2,871 310
Facebook, Inc. Class A(ì)(Æ) 8,534 1,723
Hewlett Packard Enterprise Co. Class H 9,771 136
HP, Inc.(Æ) 9,184 196
Intel Corp.(ì) 17,066 1,091
Lam Research Corp. 1,534 457
Leidos Holdings, Inc. 900 90
Marvell Technology Group, Ltd. 1,252 30
Microchip Technology, Inc. 2,202 215
Micron Technology, Inc.(Æ) 8,369 444
Microsoft Corp.(ì) 28,444 4,842
NVIDIA Corp. 2,171 513
Oracle Corp.(ì) 11,989 629
Seagate Technology PLC 1,668 95
ServiceNow , Inc.(Æ) 668 226
Skyworks Solutions, Inc. 909 103
TE Connectivity, Ltd. 3,536 326
Teradyne, Inc. 2,531 167
Texas Instruments, Inc. 4,185 505
Twilio , Inc. Class A(Æ) 1,401 174
VeriSign, Inc.(Æ) 1,225 255
VMware, Inc. Class A(Æ) 362 54
Workday, Inc. Class A(Æ) 496 92
24,909
Utilities - 6.6%
Ameren Corp. 3,737 307
American Electric Power Co., Inc. 4,068 424
AT&T, Inc.(ì) 27,696 1,042
CMS Energy Corp. 5,345 366
Consolidated Edison, Inc. 4,232 398
Duke Energy Corp. 5,399 527
Evergy , Inc. 1,532 111
Exelon Corp. 10,298 490
Hawaiian Electric Industries, Inc. 3,501 171
NiSource, Inc. 4,424 130
NRG Energy, Inc. 3,426 126
Pinnacle West Capital Corp. 2,022 197
PPL Corp. 7,427 269
Public Service Enterprise Group, Inc. 7,259 430
Sempra Energy 3,209 515
Verizon Communications, Inc.(ì) 17,818 1,059
6,562
Total Common Stocks
(cost $44,159) 94,586
Options Purchased - 0.4%
(Number of Contracts)
CBOE Volatility Index
Goldman Sachs Mar 2020 20.00 Call
(102)
USD 204 (ÿ)
17
Goldman Sachs Mar 2020 21.00 Call
(68)
USD 143 (ÿ)
10
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Goldman Sachs Mar 2020 27.00 Call
(204)
USD 551 (ÿ)
14
Goldman Sachs Apr 2020 20.00 Call
(102)
USD 204 (ÿ)
18
Goldman Sachs Apr 2020 22.00 Call
(68)
USD 150 (ÿ)
9
Goldman Sachs Apr 2020 27.00 Call
(204)
USD 551 (ÿ)
15
Goldman Sachs May 2020 20.00 Call
(68)
USD 136 (ÿ)
12
Goldman Sachs May 2020 25.00 Call
(204)
USD 510 (ÿ)
20
Goldman Sachs Feb 2020 17.00 Put
(102)
USD 173 (ÿ)
13
Goldman Sachs Feb 2020 18.00 Put
(136)
USD 245 (ÿ)
25
Goldman Sachs Feb 2020 21.00 Put
(204)
USD 428 (ÿ)
82
Goldman Sachs Mar 2020 16.00 Put
(102)
USD 163 (ÿ)
13
Goldman Sachs Mar 2020 18.00 Put
(136)
USD 245 (ÿ)
34
Goldman Sachs Mar 2020 20.00 Put
(204)
USD 408 (ÿ)
79
Goldman Sachs Apr 2020 16.00 Put
(136)
USD 218 (ÿ)
18
Total Options Purchased
(cost $463) 379
Short-Term Investments - 5.0%
U.S. Cash Management Fund(@) 4,948,150
(∞)
4,950
Total Short-Term Investments
(cost $4,950) 4,950
Total Investments 100.4%
(identified cost $49,572) 99,915
Other Assets and Liabilities, Net
- (0.4%)
(376)
Net Assets - 100.0%
99,539

Russell Investment Company
Strategic Call Overwriting Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
436 Strategic Call Overwriting Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 28 USD 4,514 03/20
(24)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(24)
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
CBOE Volatility Index
Goldman Sachs
Put 204 16.00 USD 326 02/19/20
(15)
CBOE Volatility Index
Goldman Sachs
Put 204 15.00 USD 306 03/18/20
(16)
S&P 500 Index
Goldman Sachs
Call 25 3,325.00 USD 8,313 02/07/20
(4)
S&P 500 Index
Goldman Sachs
Call 35 3,265.00 USD 11,428 02/14/20
(89)
S&P 500 Index
Goldman Sachs
Call 35 3,300.00 USD 11,550 02/14/20
(20)
S&P 500 Index
Goldman Sachs
Call 45 3,315.00 USD 14,918 02/14/20
(13)
S&P 500 Index
Goldman Sachs
Call 25 3,330.00 USD 8,325 02/14/20
(11)
S&P 500 Index
Goldman Sachs
Call 35 3,365.00 USD 11,778 02/14/20
(14)
S&P 500 Index
Goldman Sachs
Call 100 3,325.00 USD 33,250 02/21/20
(77)
Total Liability for Options Written (premiums received $934)
(259)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical     Expedient
(a) Total
Common Stocks
Consumer Discretionary $ 13,106 $ — $ —
$ —
$ 13,106
Consumer Staples 5,516 — —
—
5,516
Energy 2,894 — —
—
2,894
Financial Services 20,009 — —
—
20,009
Health Care 12,374 — —
—
12,374
Materials and Processing 1,295 — —
—
1,295
Producer Durables 7,921 — —
—
7,921
Technology 24,909 — —
—
24,909
Utilities 6,562 — —
—
6,562
Options Purchased 379 — —
—
379
Short-Term Investments — — —
4,950
4,950
Total Investments 94,965 — — 4,950 99,915
Other Financial Instruments
Liabilities
Futures Contracts (24) — — — (24)
Options Written (259) — — — (259)
Total Other Financial Instruments
*
$ (284) $ — $ — $ — $ (284)

Russell Investment Company
Strategic Call Overwriting Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Call Overwriting Fund 437
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical     Expedient
(a) Total
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
438 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.2%
Consumer Discretionary - 15.7%
Advance Auto Parts, Inc. 4,804 633
Amazon.com, Inc.(Æ) 8,320 16,714
Amerco , Inc. 1,884 699
Aramark Services, Inc. 32,733 1,445
AutoZone, Inc.(Æ) 988 1,045
Best Buy Co., Inc. 15,001 1,270
BorgWarner, Inc. 16,179 555
Bright Horizons Family Solutions, Inc.(Æ) 7,306 1,196
Brunswick Corp. 15,209 956
Capri Holdings, Ltd.(Æ) 19,548 586
Carnival Corp. 29,261 1,274
Carter's, Inc. 7,792 826
Choice Hotels International, Inc. 8,140 816
Columbia Sportswear Co. 4,285 402
Comcast Corp. Class A 167,706 7,243
Costco Wholesale Corp. 7,874 2,406
Darden Restaurants, Inc. 8,546 995
Dick's Sporting Goods, Inc. 20,331 899
Discovery, Inc. Class A(Æ)(Ñ) 22,139 648
Dollar General Corp. 9,455 1,450
Dollar Tree, Inc.(Æ) 12,682 1,104
DR Horton, Inc. 40,863 2,419
Dunkin' Brands Group, Inc. 10,623 830
Extended Stay America, Inc. 3,963 51
Foot Locker, Inc. 17,916 680
Ford Motor Credit Co. LLC 154,891 1,366
Fortune Brands Home & Security, Inc. 17,698 1,216
Gap, Inc. (The) 19,130 333
Garmin, Ltd. 11,641 1,129
General Motors Co. 33,225 1,109
Gentex Corp. 29,529 879
Genuine Parts Co. 12,673 1,186
Graham Holdings Co. Class B 2,017 1,108
Grand Canyon Education, Inc.(Æ) 11,231 879
H&R Block, Inc. 26,780 621
Hilton Worldwide Holdings, Inc. 11,147 1,202
Home Depot, Inc. (The) 20,752 4,734
Hyatt Hotels Corp. Class A 8,851 748
Interpublic Group of Cos., Inc. (The) 30,189 685
Kohl's Corp. 15,949 682
Las Vegas Sands Corp. 14,091 920
Lear Corp. 5,355 660
Leggett & Platt, Inc. 24,409 1,162
Lennar Corp. Class A 30,046 1,994
Liberty Media Corp. Class A(Æ) 18,207 884
Liberty Media Corp. Class C(Æ) 25,377 1,244
LKQ Corp.(Æ) 36,085 1,179
Lululemon Athletica, Inc.(Æ) 5,020 1,202
Macy's, Inc.(Ñ) 40,810 651
McDonald's Corp. 11,475 2,455
Media General, Inc.(Š) 1,092 —
Mohawk Industries, Inc.(Æ) 9,147 1,204
Netflix, Inc.(Æ) 3,553 1,226
Nike, Inc. Class B 22,840 2,199
Norton LifeLock Inc.(Æ) 36,964 1,051
Norwegian Cruise Line Holdings, Ltd.(Æ) 24,955 1,344
NVR, Inc.(Æ) 342 1,305
Omnicom Group, Inc. 19,923 1,500
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Penske Automotive Group, Inc. 16,646 782
PulteGroup, Inc. 30,592 1,366
PVH Corp. 3,293 287
Ross Stores, Inc. 12,311 1,381
Royal Caribbean Cruises, Ltd. 12,100 1,417
Service Corp. International 21,384 1,025
ServiceMaster Global Holdings, Inc.(Æ) 22,634 816
Skechers U.S.A., Inc. Class A(Æ) 24,999 935
Starbucks Corp. 20,004 1,697
Tapestry, Inc. 34,520 890
Target Corp. 33,167 3,673
Tiffany & Co. 8,043 1,078
TJX Cos., Inc. 37,611 2,221
Toll Brothers, Inc. 18,173 806
Tractor Supply Co. 6,400 595
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 3,281 879
VF Corp. 11,423 948
ViacomCBS , Inc. Class B 27,873 951
Walmart, Inc. 22,069 2,527
Walt Disney Co. (The) 35,935 4,970
Wendy's Co. (The) 35,856 777
Williams-Sonoma, Inc.(Ñ) 15,957 1,118
Yum China Holdings, Inc. 15,053 648
Yum! Brands, Inc. 6,501 688
119,674
Consumer Staples - 4.0%
Altria Group, Inc. 35,280 1,677
Archer-Daniels-Midland Co. 42,809 1,916
Coca-Cola Co. (The) 61,638 3,600
CVS Health Corp. 35,376 2,399
Estee Lauder Cos., Inc. (The) Class A 4,678 913
General Mills, Inc. 21,293 1,112
JM Smucker Co. (The) 6,586 682
Keurig Dr Pepper, Inc.(Ñ) 27,358 781
Kraft Heinz Co. (The) 34,188 998
Molson Coors Brewing Co. Class B(Ñ) 13,269 737
Mondelez International, Inc. Class A 29,048 1,667
Monster Beverage Corp.(Æ) 12,278 818
PepsiCo, Inc. 16,777 2,383
Philip Morris International, Inc. 25,385 2,099
Pilgrim's Pride Corp.(Æ) 5,338 139
Post Holdings, Inc.(Æ) 6,265 655
Procter & Gamble Co. (The) 36,415 4,538
Sysco Corp. 1,415 116
Tyson Foods, Inc. Class A 13,938 1,152
US Foods Holding Corp.(Æ) 29,246 1,175
Walgreens Boots Alliance, Inc. 12,765 649
30,206
Energy - 3.3%
Chevron Corp. 51,219 5,488
Cimarex Energy Co. 7,653 336
ConocoPhillips 22,877 1,360
Devon Energy Corp. 18,068 392
EOG Resources, Inc. 10,310 752
Exxon Mobil Corp. 106,987 6,645
HollyFrontier Corp. 26,126 1,174
Marathon Petroleum Corp. 38,625 2,105
Occidental Petroleum Corp. 22,133 879

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 439
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PBF Energy, Inc. Class A 30,311 827
Phillips 66 27,135 2,479
Valero Energy Corp. 24,737 2,086
Xcel Energy, Inc. 15,271 1,057
25,580
Financial Services - 20.5%
Aflac, Inc. 43,833 2,260
AGNC Investment Corp.(Æ) 60,241 1,120
Alleghany Corp.(Æ) 1,142 911
Alliance Data Systems Corp. 5,746 591
Allstate Corp. (The) 22,180 2,629
American Express Co. 11,703 1,520
American Financial Group, Inc. 7,658 833
American Homes 4 Rent Class A(ö) 35,279 964
American Tower Corp.(ö) 7,216 1,672
Ameriprise Financial, Inc. 4,636 767
Apple Hospitality REIT, Inc.(ö) 45,363 681
Arch Capital Group, Ltd.(Æ) 35,421 1,564
Assurant, Inc. 7,693 1,004
AvalonBay Communities, Inc.(ö) 3,363 729
Bank of America Corp. 200,460 6,582
Bank of New York Mellon Corp. (The) 32,949 1,475
Berkshire Hathaway, Inc. Class B(Æ) 46,483 10,433
BlackRock, Inc. Class A 3,529 1,861
Broadridge Financial Solutions, Inc. 5,744 684
Brown & Brown, Inc. 26,828 1,205
Capital One Financial Corp. 21,060 2,102
CBRE Group, Inc. Class A(Æ) 40,209 2,455
Charles Schwab Corp. (The) 16,355 745
Chubb, Ltd. 20,539 3,122
Cincinnati Financial Corp. 11,075 1,162
Citigroup, Inc. 44,899 3,341
Citizens Financial Group, Inc. 35,332 1,317
CME Group, Inc. Class A 8,205 1,781
Comerica, Inc. 6,506 398
Commerce Bancshares, Inc.(Ñ) 12,761 863
Crown Castle International Corp.(ö) 9,066 1,358
Discover Financial Services 16,408 1,233
East West Bancorp, Inc. 17,241 790
Equinix , Inc.(Æ)(ö) 1,879 1,108
Equitable Holdings, Inc. 7,879 189
Everest Re Group, Ltd. 4,490 1,242
Fidelity National Financial, Inc. 22,073 1,076
Fidelity National Information Services, Inc. 10,024 1,440
Fifth Third Bancorp 39,694 1,129
Fiserv, Inc.(Æ) 8,005 949
FleetCor Technologies, Inc.(Æ) 4,502 1,419
FNB Corp. 32,438 379
Global Payments, Inc. 10,415 2,036
Globe Life, Inc.(Æ) 10,436 1,088
Goldman Sachs Group, Inc. (The) 8,470 2,014
Hanover Insurance Group, Inc. (The) 6,341 879
Hartford Financial Services Group, Inc. 21,925 1,300
Host Hotels & Resorts, Inc.(ö) 26,599 435
Huntington Bancshares, Inc. 87,988 1,194
Intercontinental Exchange, Inc. 9,889 986
Jack Henry & Associates, Inc. 8,750 1,308
Jones Lang LaSalle, Inc. 6,879 1,168
JPMorgan Chase & Co. 75,221 9,957
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
KeyCorp 50,362 942
Lincoln National Corp. 15,097 822
Loews Corp. 15,050 774
M&T Bank Corp. 7,556 1,273
Marsh & McLennan Cos., Inc. 8,693 972
MasterCard, Inc. Class A 16,082 5,081
Medical Properties Trust, Inc.(ö) 42,109 933
Merck & Co., Inc. 47,215 4,034
MetLife, Inc. 32,923 1,637
MFA Financial, Inc.(ö) 102,483 799
Morgan Stanley 39,735 2,077
New Residential Investment Corp.(ö) 44,968 753
Northern Trust Corp. 12,119 1,185
Old Republic International Corp. 32,766 739
PacWest Bancorp 10,699 375
Park Hotels & Resorts, Inc.(ö) 27,444 602
PayPal Holdings, Inc.(Æ) 18,025 2,053
People's United Financial, Inc. 44,103 680
Pinnacle Financial Partners, Inc. 1,982 117
PNC Financial Services Group, Inc. (The) 12,799 1,901
Popular, Inc. 13,325 746
Principal Financial Group, Inc. 20,685 1,095
Progressive Corp. (The) 29,820 2,406
Prologis, Inc.(ö) 10,971 1,019
Prudential Financial, Inc. 15,977 1,455
Public Storage(ö) 5,066 1,134
Raymond James Financial, Inc. 7,454 682
Regency Centers Corp.(ö) 12,528 777
Regions Financial Corp. 69,255 1,078
Reinsurance Group of America, Inc. Class A 5,204 750
RenaissanceRe Holdings, Ltd. 6,656 1,261
Simon Property Group, Inc.(ö) 5,865 781
Starwood Property Trust, Inc.(ö) 50,075 1,285
State Street Corp. 15,941 1,206
SVB Financial Group(Æ) 1,799 432
Synchrony Financial 34,453 1,117
Travelers Cos., Inc. (The) 15,263 2,009
Truist Financial Corp. 59,474 3,067
US Bancorp 40,083 2,133
Visa, Inc. Class A 31,445 6,257
Wells Fargo & Co. 94,023 4,413
WR Berkley Corp. 11,456 842
Zions Bancorp NA 22,173 1,009
156,151
Health Care - 11.4%
Abbott Laboratories 21,618 1,884
AbbVie, Inc. 24,224 1,963
Abiomed , Inc.(Æ) 1,668 311
Agilent Technologies, Inc. 10,090 833
Align Technology, Inc.(Æ) 1,694 436
Amgen, Inc. 6,944 1,500
Anthem, Inc.(Æ) 6,763 1,794
Baxter International, Inc. 19,037 1,698
Becton Dickinson and Co. 6,751 1,858
Biogen, Inc.(Æ) 9,718 2,613
Boston Scientific Corp.(Æ) 41,262 1,728
Bristol-Myers Squibb Co. 45,107 2,839
Cardinal Health, Inc. 17,285 885
Centene Corp.(Æ) 36,196 2,273

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
440 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cerner Corp. 10,412 748
Chemed Corp. 2,061 963
Cigna Corp. 14,436 2,777
Edwards Lifesciences Corp.(Æ) 6,479 1,424
Eli Lilly & Co. 15,960 2,229
Encompass Health Corp.(Æ) 16,864 1,299
Gilead Sciences, Inc. 13,745 869
HCA Healthcare, Inc. 13,032 1,809
Henry Schein, Inc.(Æ)(Ñ) 10,542 727
Hill-Rom Holdings, Inc. 7,439 792
Humana, Inc. 2,695 906
IDEXX Laboratories, Inc.(Æ) 3,317 899
Illumina, Inc.(Æ) 3,606 1,046
Intuitive Surgical, Inc.(Æ) 3,175 1,777
IQVIA Holdings, Inc.(Æ) 6,410 995
Jazz Pharmaceuticals PLC(Æ) 4,993 716
Johnson & Johnson 59,213 8,815
Laboratory Corp. of America Holdings(Æ) 7,992 1,402
Masimo Corp.(Æ) 4,726 806
McKesson Corp. 12,970 1,850
MEDNAX, Inc.(Æ) 8,185 189
Medtronic PLC 26,353 3,042
Mylan NV(Æ) 36,694 786
Pfizer, Inc. 127,449 4,746
Quest Diagnostics, Inc. 14,654 1,622
Regeneron Pharmaceuticals, Inc.(Æ) 4,292 1,450
ResMed , Inc. 10,040 1,596
Steris PLC 5,255 792
Stryker Corp. 9,090 1,915
Thermo Fisher Scientific, Inc. 5,818 1,822
United Therapeutics Corp.(Æ) 9,135 892
UnitedHealth Group, Inc. 20,260 5,520
Universal Health Services, Inc. Class B 10,623 1,457
Varian Medical Systems, Inc.(Æ) 5,959 838
Veeva Systems, Inc. Class A(Æ) 6,412 940
Zimmer Biomet Holdings, Inc. 11,217 1,659
Zoetis, Inc. Class A 15,159 2,034
86,764
Materials and Processing - 3.9%
Air Products & Chemicals, Inc. 5,520 1,318
AptarGroup, Inc. 9,007 1,040
Berry Plastics Group, Inc.(Æ) 15,644 665
Celanese Corp. Class A 7,182 743
Dow, Inc. 12,154 560
DuPont de Nemours, Inc. 20,951 1,072
Eastman Chemical Co. 12,824 914
Ecolab, Inc. 4,884 958
Fastenal Co. 24,957 871
Freeport-McMoRan, Inc. 67,272 747
Graphic Packaging Holding Co. 66,635 1,042
Hexcel Corp. 11,891 883
Ingersoll-Rand PLC 12,048 1,605
International Flavors & Fragrances, Inc.(Ñ) 5,800 760
International Paper Co. 25,629 1,044
Linde PLC(Æ) 3,913 795
LyondellBasell Industries Class A 19,643 1,529
Masco Corp. 27,723 1,317
NewMarket Corp. 1,792 788
Nucor Corp. 31,016 1,473
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Olin Corp. 16,480 245
Owens Corning 13,999 847
Packaging Corp. of America 7,483 716
PPG Industries, Inc. 9,670 1,159
Reliance Steel & Aluminum Co. 9,152 1,051
Sherwin-Williams Co. (The) 1,577 878
Silgan Holdings, Inc. 34,307 1,059
Sonoco Products Co. 10,796 617
Steel Dynamics, Inc. 28,122 840
United States Steel Corp.(Ñ) 17,212 156
Vulcan Materials Co. 6,753 956
Westlake Chemical Corp. 3,537 216
Westrock Co. 18,374 717
29,581
Producer Durables - 10.0%
3M Co. 5,733 910
Accenture PLC Class A 10,839 2,224
Air Lease Corp. Class A 18,762 806
Alaska Air Group, Inc. 12,038 778
Ametek , Inc. 12,069 1,173
Automatic Data Processing, Inc. 10,905 1,869
Boeing Co. (The) 4,185 1,332
Booz Allen Hamilton Holding Corp. Class A 14,736 1,150
Carlisle Cos., Inc. 4,892 764
Caterpillar, Inc. 736 97
CH Robinson Worldwide, Inc.(Ñ) 8,774 634
Cintas Corp. 4,528 1,263
Copa Holdings SA Class A 3,138 307
CoStar Group, Inc.(Æ) 1,454 949
Crane Co. 8,240 704
CSX Corp. 14,793 1,129
Cummins, Inc. 10,282 1,645
Danaher Corp. 14,116 2,271
Delta Air Lines, Inc. 49,446 2,755
Eaton Corp. PLC 24,123 2,279
Emerson Electric Co. 16,491 1,181
Expeditors International of Washington, Inc. 11,920 871
FedEx Corp. 7,611 1,101
Flir Systems, Inc. 17,430 898
Fortive Corp. 820 61
General Dynamics Corp. 4,027 706
HEICO Corp. 9,225 1,129
Honeywell International, Inc. 10,429 1,807
Huntington Ingalls Industries, Inc. 1,637 427
IDEX Corp. 5,911 969
IHS Markit , Ltd.(Æ) 11,946 942
Illinois Tool Works, Inc. 5,315 930
JB Hunt Transport Services, Inc. 8,047 869
JetBlue Airways Corp.(Æ) 48,602 964
Johnson Controls International PLC(Æ) 65,226 2,572
Kansas City Southern 8,018 1,353
L3Harris Technologies, Inc. 6,117 1,354
Landstar System, Inc. 7,095 786
Lockheed Martin Corp. 2,574 1,102
Macquarie Infrastructure Corp. 17,587 776
Mettler -Toledo International, Inc.(Æ) 919 696
MSC Industrial Direct Co., Inc. Class A 4,373 298
National Instruments Corp. 7,018 313
Norfolk Southern Corp. 5,599 1,166

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 441
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Northrop Grumman Corp. 2,782 1,042
Old Dominion Freight Line, Inc. 5,681 1,115
PACCAR Financial Corp. 19,003 1,410
Parker-Hannifin Corp. 3,695 723
Paychex, Inc. 14,325 1,229
Quanta Services, Inc. 16,749 656
Raytheon Co. 6,015 1,329
Roper Technologies, Inc. 3,691 1,409
S&P Global, Inc. 3,067 901
Snap-on, Inc. 6,944 1,108
Southwest Airlines Co. 36,280 1,995
Square, Inc. Class A(Æ) 6,919 517
Stanley Black & Decker, Inc. 6,629 1,056
Teledyne Technologies, Inc.(Æ) 3,868 1,412
Textron, Inc. 9,645 443
Toro Co. (The) 11,893 952
Union Pacific Corp. 10,463 1,877
United Continental Holdings, Inc.(Æ) 22,162 1,658
United Parcel Service, Inc. Class B 12,226 1,266
United Technologies Corp. 18,089 2,716
Waste Management, Inc. 9,764 1,188
Waters Corp.(Æ) 3,663 820
Zebra Technologies Corp. Class A(Æ) 3,419 817
75,949
Technology - 22.8%
Adobe, Inc.(Æ) 7,836 2,752
Akamai Technologies, Inc.(Æ) 8,559 799
Alphabet, Inc. Class A(Æ) 10,074 14,434
Alphabet, Inc. Class C(Æ) 3,704 5,312
Amdocs, Ltd. 13,004 936
Amphenol Corp. Class A 12,925 1,286
Analog Devices, Inc. 11,349 1,246
Ansys , Inc.(Æ) 5,631 1,545
Apple, Inc. 109,389 33,857
Applied Materials, Inc. 37,443 2,171
Arista Networks, Inc.(Æ) 3,763 840
Arrow Electronics, Inc.(Æ) 14,926 1,133
Avnet, Inc. 17,041 622
Black Knight, Inc.(Æ) 16,058 1,075
Booking Holdings, Inc.(Æ) 481 880
Broadcom, Inc. 4,899 1,495
CACI International, Inc. Class A(Æ) 3,006 804
Cadence Design Systems, Inc.(Æ) 17,420 1,256
CDW Corp. 8,094 1,056
Cisco Systems, Inc. 94,144 4,328
Citrix Systems, Inc. 2,686 326
Cognizant Technology Solutions Corp. Class
A 20,550 1,261
Corteva , Inc. Class W 16,604 480
Cypress Semiconductor Corp. 42,578 993
Dolby Laboratories, Inc. Class A 6,206 430
DXC Technology Co. 22,107 705
Electronic Arts, Inc.(Æ) 2,413 260
EPAM Systems, Inc.(Æ) 4,728 1,079
F5 Networks, Inc.(Æ) 6,338 774
Facebook, Inc. Class A(Æ) 46,982 9,486
Fortinet, Inc.(Æ) 11,476 1,324
Genpact , Ltd. 24,696 1,093
Hewlett Packard Enterprise Co. Class H 108,679 1,514
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
HP, Inc.(Æ) 86,191 1,838
Intel Corp. 117,842 7,534
Intuit, Inc. 5,397 1,513
Juniper Networks, Inc. 33,527 769
KLA-Tencor Corp. 11,594 1,922
Lam Research Corp. 9,070 2,705
Leidos Holdings, Inc. 16,679 1,676
Maxim Integrated Products, Inc. 21,069 1,267
Micron Technology, Inc.(Æ) 57,215 3,038
Microsoft Corp. 174,727 29,744
MKS Instruments, Inc. 7,213 756
Monolithic Power Systems, Inc. 4,230 724
Motorola Solutions, Inc. 6,450 1,142
NVIDIA Corp. 10,157 2,401
ON Semiconductor Corp.(Æ) 61,789 1,430
Oracle Corp. 27,936 1,465
QUALCOMM, Inc. 10,996 938
Salesforce.com, Inc.(Æ) 11,167 2,036
ServiceNow , Inc.(Æ) 4,729 1,599
Skyworks Solutions, Inc. 8,733 988
Synopsys, Inc.(Æ) 8,587 1,267
Teradyne, Inc. 24,058 1,588
Texas Instruments, Inc. 17,812 2,149
Twitter, Inc.(Æ) 11,671 379
Tyler Technologies, Inc.(Æ) 3,803 1,231
VMware, Inc. Class A(Æ) 5,283 782
Western Digital Corp. 18,352 1,202
Workday, Inc. Class A(Æ) 5,018 926
Xilinx, Inc. 9,972 842
173,403
Utilities - 5.6%
Ameren Corp. 10,644 873
American Electric Power Co., Inc. 14,181 1,478
American Water Works Co., Inc. 6,313 860
AT&T, Inc. 166,421 6,260
Avangrid , Inc. 14,574 776
CenterPoint Energy, Inc. 42,013 1,113
CenturyLink, Inc. 86,980 1,188
Consolidated Edison, Inc. 14,331 1,347
Dominion Energy, Inc. 16,107 1,381
DTE Energy Co. 9,755 1,294
Duke Energy Corp. 17,612 1,719
Evergy , Inc. 14,851 1,072
Eversource Energy(Æ) 12,623 1,167
Exelon Corp. 40,291 1,917
GCI Liberty, Inc. Class A(Æ) 15,043 1,101
International Business Machines Corp. 15,311 2,201
NextEra Energy, Inc. 8,483 2,275
Pinnacle West Capital Corp. 7,888 771
PPL Corp. 41,142 1,489
Public Service Enterprise Group, Inc. 14,953 885
Sempra Energy 5,374 863
Southern Co. (The) 22,353 1,574
T-Mobile US, Inc.(Æ) 14,272 1,130
Verizon Communications, Inc. 95,941 5,703
Vistra Energy Corp. 42,343 954
WEC Energy Group, Inc.(Æ) 10,171 1,016
42,407

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
442 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Common Stocks
(cost $556,463) 739,715
Warrants & Rights - 0.0%
Bristol-Myers Squibb Co.(Æ)
2021  Rights 13,254 46
Total Warrants & Rights
(cost $28) 46
Short-Term Investments - 2.7%
U.S. Cash Management Fund(@) 20,372,118
(∞)
20,380
Total Short-Term Investments
(cost $20,378) 20,380
Other Securities - 0.7%
U.S. Cash Collateral Fund(×)(@) 5,101,990
(∞)
5,102
Total Other Securities
(cost $5,102) 5,102
Total Investments 100.6%
(identified cost $581,971) 765,243
Other Assets and Liabilities, Net
- (0.6%)
(4,547)
Net Assets - 100.0%
760,696

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 443
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 77 USD 12,412 03/20
(258)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(258)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 119,674 $ — $ —
$ —
$ 119,674
Consumer Staples 30,206 — —
—
30,206
Energy 25,580 — —
—
25,580
Financial Services 156,151 — —
—
156,151
Health Care 86,764 — —
—
86,764
Materials and Processing 29,581 — —
—
29,581
Producer Durables 75,949 — —
—
75,949
Technology 173,403 — —
—
173,403
Utilities 42,407 — —
—
42,407
Warrants & Rights 46 — —
—
46
Short-Term Investments — — —
20,380
20,380
Other Securities — — —
5,102
5,102
Total Investments 739,761 — — 25,482 765,243
Other Financial Instruments
Liabilities
Futures Contracts (258) — — — (258)
Total Other Financial Instruments
*
$ (258) $ — $ — $ — $ (258)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2020, were less than 1% of net assets.

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
444 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.5%
Australia - 2.7%
AGL Energy, Ltd. 93,882 1,239
Australia & New Zealand Banking
Group, Ltd. - ADR 83,006 1,409
Bendigo & Adelaide Bank, Ltd. 31,812 219
BlueScope Steel, Ltd. 50,169 470
Boral, Ltd. 84,506 276
Caltex Australia, Ltd. 27,550 623
Commonwealth Bank of Australia - ADR 38,288 2,147
CSL, Ltd. 3,317 678
Dexus Property Group(ö) 41,917 352
Fortescue Metals Group, Ltd. 135,738 1,017
Goodman Group(ö) 38,131 374
GPT Group (The)(ö) 53,497 212
Harvey Norman Holdings, Ltd. 85,120 237
LendLease Group 16,535 197
Mirvac Group(ö) 251,408 563
National Australia Bank, Ltd. - ADR 57,651 982
Origin Energy, Ltd. 166,986 902
Qantas Airways, Ltd.(Æ) 104,827 445
Rio Tinto, Ltd. - ADR 9,810 639
Santos, Ltd. 97,164 555
Scentre Group(ö) 141,820 362
South32, Ltd. Class B 359,183 615
Stockland(ö) 155,077 503
Telstra Corp., Ltd. 129,711 327
Wesfarmers, Ltd.(Æ) 26,036 773
Westpac Banking Corp. 75,712 1,255
Woodside Petroleum, Ltd. 10,144 232
Woolworths Group, Ltd. 21,197 581
18,184
Austria - 0.5%
Erste Group Bank AG(Æ) 34,020 1,249
OMV AB 26,563 1,324
Raiffeisen Bank International AG 7,469 170
Voestalpine AG 21,447 521
3,264
Belgium - 0.6%
Ageas 14,458 797
Colruyt SA 6,712 336
Galapagos NV(Æ) 2,235 500
Groupe Bruxelles Lambert SA 2,253 226
KBC Groep NV 8,570 627
Proximus 6,174 175
Solvay SA(Ñ) 8,932 921
UCB SA 6,326 583
4,165
Brazil - 0.7%
Ambev SA(Æ) 35,193 147
B3 SA - Brasil Bolsa Balcao 25,424 286
Banco do Brasil SA(Æ) 26,403 299
Banco Santander Brasil SA 16,747 165
BR Malls Participacoes SA 62,427 268
Centrais Eletricas Brasileiras SA 13,118 120
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 14,845 211
Cia Siderurgica Nacional SA 29,284 88
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JBS SA 27,346 176
Localiza Rent a Car SA 19,524 244
Lojas Renner SA 14,255 191
Multiplan Empreendimentos Imobiliarios
SA(Æ) 35,881 291
Notre Dame Intermedica Participacoes
SA 25,757 423
Petroleo Brasileiro SA(Æ) 19,513 138
Rumo SA(Æ) 31,567 171
Sul America SA 27,307 402
TIM Participacoes SA(Æ) 43,877 172
Vale SA(Æ) 29,753 349
WEG SA 37,467 345
4,486
Canada - 5.0%
Air Canada Class B(Æ) 14,183 475
Atco, Ltd. Class I 5,486 214
Bank of Montreal 24,581 1,875
Bank of Nova Scotia (The) 45,880 2,506
BCE, Inc. 12,588 593
Brookfield Asset Management, Inc.
Class A 23,826 1,458
Canadian Apartment Properties (ö) 6,829 292
Canadian Imperial Bank of Commerce 19,825 1,617
Canadian Natural Resources, Ltd. 55,630 1,565
Canadian Tire Corp., Ltd. Class A 2,131 229
Cenovus Energy, Inc. 111,937 974
CI Financial Corp. 14,008 245
Enbridge, Inc. 14,233 579
Great-West Lifeco , Inc. 32,332 838
Husky Energy, Inc. 44,491 289
Hydro One, Ltd.(Þ) 19,928 405
iA Financial Corp., Inc. 5,216 287
Imperial Oil, Ltd. 40,536 961
Magna International, Inc. Class A 20,395 1,034
Manulife Financial Corp. 104,980 2,045
Metro, Inc. Class A 14,007 571
National Bank of Canada 9,303 516
Nutrien , Ltd. 9,522 406
Pembina Pipeline Corp. 4,685 179
Power Corp. of Canada 14,215 355
Power Financial Corp. 18,047 468
RioCan Real Estate Investment Trust(ö) 14,595 300
Royal Bank of Canada - GDR 37,408 2,956
Shopify, Inc. Class A(Æ) 1,138 530
Sun Life Financial, Inc. 46,353 2,179
Suncor Energy, Inc. 65,054 1,988
TC Energy Corp.(Æ) 6,481 355
Teck Resources, Ltd. Class B 42,219 546
Toronto Dominion Bank 68,257 3,773
33,603
Cayman Islands - 0.2%
Innovent Biologics, Inc.(Æ)(Þ) 102,000 391
Trip.com Group, Ltd. - ADR(Æ) 5,819 187
Uni -President China Holdings, Ltd. 340,000 345
Yihai International Holding, Ltd.(Æ) 62,000 350
1,273

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 445
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chile - 0.1%
Enel Chile SA 1,777,910 169
Enersis SA(Æ) 1,477,223 291
460
China - 2.7%
Agile Group Holdings, Ltd. 58,516 77
Agricultural Bank of China, Ltd. Class H 483,957 187
Air China, Ltd. Class H 124,000 101
Alibaba Group Holding, Ltd. - ADR(Æ) 18,327 3,786
Anhui Conch Cement Co., Ltd. Class H 35,000 223
Anta Sports Products, Ltd. 37,000 320
Baidu, Inc. - ADR(Æ) 2,797 346
Bank of China, Ltd. Class H 923,191 357
Bank of Communications Co., Ltd. Class
H 222,160 142
CGN Power Co., Ltd. Class H(Þ) 352,398 87
China Aoyuan Group, Ltd. 77,000 103
China CITIC Bank Corp., Ltd. Class H 325,000 169
China Conch Venture Holdings, Ltd. 25,189 112
China Construction Bank Corp. Class H 1,024,319 777
China Evergrande Group 41,445 91
China Life Insurance Co., Ltd. Class H 83,669 200
China Mengniu Dairy Co., Ltd.(Æ) 40,802 149
China Merchants Bank Co., Ltd. Class H 67,428 325
China National Building Material Co.,
Ltd. Class H 184,000 175
China Oilfield Services, Ltd. Class H 106,000 154
China Pacific Insurance Group Co., Ltd.
Class H 47,800 159
China Petroleum & Chemical Corp.
Class H 409,750 216
China Resources Land, Ltd. 54,887 228
China Shenhua Energy Co., Ltd. Class H 93,000 163
China State Construction International
Holdings, Ltd. 134,000 106
China Telecom Corp., Ltd. Class H 488,057 190
China Vanke Co., Ltd. Class H 40,644 143
CIFI Holdings Group Co., Ltd. 192,000 132
CNOOC, Ltd. 221,000 335
Country Garden Holdings Co., Ltd. 95,000 120
CSPC Pharmaceutical Group, Ltd. 180,000 398
Fosun International, Ltd. 96,012 127
Guangzhou Automobile Group Co., Ltd.
Class H 111,148 112
Guangzhou R&F Properties Co., Ltd. 61,200 92
Industrial & Commercial Bank of China,
Ltd. Class H 719,180 479
JD.com, Inc. - ADR(Æ) 10,446 394
Kunlun Energy Co., Ltd. 180,000 139
Li Ning Co., Ltd. 88,328 259
Logan Property Holdings Co., Ltd. 88,000 133
Longfor Group Holdings., Ltd.(Þ) 55,113 232
NetEase , Inc. - ADR 1,208 387
New China Life Insurance Co., Ltd.
Class H 31,458 117
New Oriental Education & Technology
Group - ADR(Æ) 2,504 304
People's Insurance Co. Group of China,
Ltd. (The) Class H 443,000 158
PetroChina Co., Ltd. Class H 270,381 119
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PICC Property & Casualty Co., Ltd.
Class H 128,000 137
Ping An Insurance Group Co. of China,
Ltd. Class H 68,443 774
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 190,000 118
Sunac China Holdings, Ltd. 38,000 183
Tencent Holdings, Ltd. 54,056 2,567
Tsingtao Brewery Co., Ltd. Class H 54,000 300
Weichai Power Co., Ltd. Class H 123,000 215
Wuxi Biologics (Cayman), Inc.(Æ)(Þ) 17,238 218
ZTO Express, Inc. - ADR 7,087 155
17,790
Colombia - 0.0%
Interconexion Electrica SA 28,678 158
Czech Republic - 0.0%
Moneta Money Bank AS(Þ) 30,025 110
Denmark - 1.2%
AP Moller - Maersk A/S Class B 301 361
Carlsberg A/S Class B 5,433 795
Coloplast A/S Class B 6,240 787
Danske Bank A/S 45,218 755
Genmab A/S(Æ) 3,004 695
H Lundbeck A/S 9,231 391
Novo Nordisk A/S Class B 37,940 2,316
Orsted A/S Class A(Þ) 5,956 649
Pandora A/S 16,400 848
Vestas Wind Systems A/S 3,861 385
7,982
Finland - 1.6%
Elisa OYJ Class A 17,871 1,075
Fortum OYJ 35,332 856
Kone OYJ Class B 17,827 1,151
Metso OYJ 6,519 231
Neste OYJ 41,060 1,634
Nokian Renkaat OYJ 13,433 362
Nordea Bank AB 118,192 931
Orion OYJ Class B 12,110 573
Sampo OYJ Class A 7,933 359
Stora Enso OYJ Class R 79,450 1,035
UPM- Kymmene OYJ 78,907 2,496
Wartsila OYJ Abp Class B 20,417 250
10,953
France - 8.1%
Air Liquide SA Class A 4,964 719
Airbus Group SE 3,931 580
Alstom SA(Æ) 5,275 281
Amundi SA(Þ) 6,164 503
Arkema SA 10,568 971
Atos SE 17,358 1,440
AXA SA 67,081 1,787
BNP Paribas SA 43,468 2,311
Bouygues SA - ADR 34,885 1,377
Bureau Veritas SA 14,283 394
Carrefour SA 29,713 504

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
446 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cie Generale des Etablissements
Michelin SCA Class B 16,403 1,908
Compagnie de Saint-Gobain SA 40,454 1,528
Covivio (ö) 3,195 380
Credit Agricole SA 119,111 1,612
Danone SA 8,767 702
Dassault Systemes SA 5,930 1,029
Edenred 5,990 324
Eiffage SA 11,712 1,360
Electricite de France SA 38,173 471
Engie SA 91,430 1,574
EssilorLuxottica SA 6,778 1,006
Eurazeo SE 4,745 342
Eutelsat Communications SA 29,117 437
Faurecia SE 11,157 533
Gecina SA(ö) 3,735 707
Getlink SE 14,962 265
Hermes International 894 670
ICADE(ö) 2,281 255
Ingenico Group SA 1,982 231
Kering 717 440
Klepierre SA - GDR(ö) 31,110 1,060
Legrand SA - ADR 10,870 872
L'Oreal SA 6,401 1,794
LVMH Moet Hennessy Louis Vuitton
SE - ADR 5,303 2,316
Natixis SA 133,524 565
Orange SA - ADR 24,480 347
Pernod Ricard SA 2,178 378
Peugeot SA 70,023 1,453
Publicis Groupe SA - ADR 19,113 849
Renault SA 16,800 653
Safran SA 4,045 654
Sanofi - ADR 29,493 2,843
Sartorius Stedim Biotech 1,714 309
Schneider Electric SE 22,502 2,256
SCOR SE - ADR 13,830 589
Societe Generale SA 38,500 1,245
Sodexo SA 3,144 329
Suez Environnement Co. 14,508 238
Teleperformance - GDR 1,348 339
Total SA 102,748 5,006
Unibail - Rodamco -Westfield(ö) 5,847 793
Valeo SA 21,336 636
Veolia Environnement SA 23,937 708
Vinci SA 7,914 877
Vivendi SA - ADR 16,069 440
54,190
Germany - 7.0%
Adidas AG 2,965 939
Allianz SE 20,486 4,910
BASF SE 38,052 2,582
Bayer AG 39,248 3,168
Beiersdorf AG 4,328 492
BMW US Capital LLC 19,170 1,370
Brenntag AG 19,076 992
Carl Zeiss Meditec AG 2,345 288
Commerzbank AG 105,745 609
Continental AG 8,256 944
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Covestro AG(Þ) 20,911 885
Daimler AG 40,204 1,863
Deutsche Boerse AG 3,622 591
Deutsche Lufthansa AG 34,803 534
Deutsche Post AG 42,693 1,495
Deutsche Telekom AG 53,830 872
Deutsche Wohnen SE 8,518 361
Drillisch AG 8,786 216
Evonik Industries AG 27,335 752
Fraport AG Frankfurt Airport Services
Worldwide 3,276 245
Fresenius Medical Care AG & Co. 14,507 1,123
Fresenius SE & Co. KGaA 25,880 1,326
GEA Group AG 12,542 376
Hannover Rueck SE 10,993 2,141
HeidelbergCement AG 16,255 1,105
Henkel AG & Co. KGaA 4,576 425
KION Group AG 11,489 723
Lanxess AG 9,822 592
Merck KGaA 6,738 867
MTU Aero Engines AG 2,250 685
Muenchener Rueckversicherungs-
Gesellschaft AG 12,688 3,743
RWE AG 23,707 825
SAP SE - ADR 17,427 2,281
Siemens AG 26,268 3,252
Symrise AG 6,533 673
TUI AG 43,131 441
Uniper SE 21,172 695
United Internet AG 16,183 525
Vonovia SE 8,432 482
Zalando SE(Æ)(Þ) 5,541 267
46,655
Greece - 0.0%
Hellenic Telecommunications
Organization SA 11,907 178
Hong Kong - 1.3%
AIA Group, Ltd. 155,283 1,531
Beijing Enterprises Holdings, Ltd. 32,500 142
China Jinmao Holdings Group, Ltd. 344,000 230
China Mobile, Ltd. 75,609 619
China Overseas Land & Investment, Ltd. 59,310 191
China Resources Cement Holdings, Ltd. 108,000 121
China Resources Power Holdings Co.,
Ltd. 88,000 118
CITIC, Ltd. 180,465 203
CK Asset Holdings, Ltd. 155,422 993
CK Infrastructure Holdings, Ltd. 22,173 154
Henderson Land Development Co., Ltd. 74,197 332
Hongkong Land Holdings, Ltd. 66,000 348
Jardine Matheson Holdings, Ltd. 14,600 813
Melco Crown Entertainment, Ltd.(Æ)(Š) 8,400 56
New World Development Co., Ltd. 144,583 180
Shenzhen International Holdings, Ltd. 65,500 131
Shimao Property Holdings, Ltd. 65,264 211
Sino Biopharmaceutical, Ltd. 298,000 396
Sun Hung Kai Properties, Ltd. 73,201 1,015
Swire Pacific, Ltd. Class A 26,340 231
WH Group, Ltd.(Þ) 279,500 265

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 447
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wheelock & Co., Ltd. 71,018 433
8,713
Hungary - 0.0%
MOL Hungarian Oil & Gas PLC 9,924 84
OTP Bank PLC 4,885 226
310
Indonesia - 0.2%
Adaro Energy Tbk PT 779,600 69
Bank Central Asia Tbk PT 89,527 210
Bank Negara Indonesia Persero Tbk PT 228,299 120
Bank Rakyat Indonesia Persero Tbk PT 623,800 202
Telekomunikasi Indonesia Persero Tbk
PT 1,314,100 365
United Tractors Tbk PT 83,200 116
1,082
Ireland - 0.8%
AerCap Ireland Capital, Ltd. / AerCap
Global Aviation Trust(Æ) 14,117 800
AIB Group PLC 91,017 267
Bank of Ireland Group PLC 92,300 450
CRH PLC 57,305 2,159
DCC PLC 4,008 324
Kerry Group PLC Class A 5,984 768
Kingspan Group PLC 7,110 438
Paddy Power Betfair PLC 2,472 281
5,487
Israel - 1.1%
Azrieli Group, Ltd. 3,277 242
Bank Hapoalim BM 171,413 1,471
Bank Leumi Le-Israel BM 209,914 1,511
Check Point Software Technologies, Ltd.
(Æ) 5,462 624
Elbit Systems, Ltd. 3,138 480
Israel Chemicals, Ltd. 88,832 374
Israel Discount Bank, Ltd. Class A 209,678 954
Mizrahi Tefahot Bank, Ltd. 26,607 725
Nice, Ltd.(Æ) 4,016 692
Wix.com, Ltd.(Æ) 2,051 293
7,366
Italy - 2.5%
Assicurazioni Generali SpA 91,659 1,787
Atlantia SpA 50,702 1,246
Davide Campari-Milano SpA 21,999 213
Enel SpA 262,400 2,286
ENI SpA - ADR 137,019 1,922
FinecoBank Banca Fineco SpA 30,369 356
Intesa Sanpaolo SpA 891,729 2,215
Leonardo SpA 72,086 893
Mediobanca SpA 101,004 1,008
Pirelli & C SpA (Þ) 34,177 165
Poste Italiane SpA (Þ) 53,217 609
Prysmian SpA 13,669 303
Recordati SpA 7,723 331
Snam Rete Gas SpA 141,891 761
Telecom Italia SpA (Æ) 1,680,764 904
Terna Rete Elettrica Nazionale SpA 88,577 619
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UniCredit SpA 87,795 1,174
16,792
Japan - 21.0%
ABC-Mart, Inc. 3,200 206
Aeon Mall Co., Ltd. 14,200 236
Aisin Seiki Co., Ltd. 13,100 434
Ajinomoto Co., Inc. 17,300 285
Alfresa Holdings Corp. 9,900 200
Alps Electric Co., Ltd. 11,800 211
Amada Holdings Co., Ltd. 46,700 486
ANA Holdings, Inc. 8,500 265
Aozora Bank, Ltd. 13,600 365
Asahi Glass Co., Ltd. 18,000 604
Asahi Group Holdings, Ltd. 9,400 437
Asahi Intecc Co., Ltd. 10,400 292
Asahi Kasei Corp. 86,000 878
Astellas Pharma, Inc. 106,900 1,894
Bandai Namco Holdings, Inc. 7,100 413
Bridgestone Corp. 53,300 1,883
Brother Industries, Ltd. 35,200 681
Canon, Inc. 31,000 817
Central Japan Railway Co. 7,600 1,487
Chiba Bank, Ltd. (The) 92,300 498
Chubu Electric Power Co., Inc. 40,500 550
Chugai Pharmaceutical Co., Ltd. 6,600 675
Chugoku Electric Power Co., Inc. (The) 38,100 503
Concordia Financial Group, Ltd. 97,500 365
Credit Saison Co., Ltd. 11,900 191
Dai Nippon Printing Co., Ltd. 17,200 476
Daicel Chemical Industries, Ltd. 52,500 495
Dai-ichi Life Holdings, Inc. 16,900 250
Daiichi Sankyo Co., Ltd. 9,700 657
Daikin Industries, Ltd. 3,700 521
Daito Trust Construction Co., Ltd. 7,000 824
Daiwa House Industry Co., Ltd. 23,000 724
Daiwa House REIT Investment Corp.(ö) 75 200
Daiwa Securities Group, Inc. 115,400 585
Denso Corp. 39,500 1,603
East Japan Railway Co. 3,000 265
Eisai Co., Ltd. 3,900 290
Electric Power Development Co., Ltd. 25,500 574
FANUC Corp. 1,600 291
Fuji Electric Co., Ltd. 18,800 548
Fuji Heavy Industries, Ltd. 82,692 2,063
FUJIFILM Holdings Corp. 28,200 1,395
Fujitsu, Ltd. 4,500 478
Fukuoka Financial Group, Inc. 12,500 215
Hakuhodo DY Holdings, Inc. 13,900 197
Hamamatsu Photonics KK 4,700 200
Hankyu Hanshin Holdings, Inc. 10,900 443
Hikari Tsushin, Inc. 900 222
Hino Motors, Ltd. 45,900 427
Hirose Electric Co., Ltd. 1,600 199
Hitachi Chemical Co., Ltd. 12,700 532
Hitachi High-Technologies Corp. 7,000 503
Hitachi Metals, Ltd. 27,000 419
Hitachi, Ltd. 46,100 1,760
Honda Motor Co., Ltd. 56,900 1,453
Hoya Corp. 9,600 923

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
448 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Idemitsu Kosan Co., Ltd. 28,629 714
Iida Group Holdings Co., Ltd. 29,400 495
Inpex Corp. 79,600 745
Isuzu Motors, Ltd. 53,600 524
ITOCHU Corp. 121,000 2,824
J Front Retailing Co., Ltd. 37,600 452
Japan Airlines Co., Ltd. 20,100 568
Japan Prime Realty Investment Corp.(ö) 68 315
Japan Real Estate Investment Corp.(ö) 57 415
Japan Retail Fund Investment Corp.(ö) 153 327
Japan Tobacco, Inc. 39,900 844
JFE Holdings, Inc. 45,600 535
JSR Corp. 33,500 593
JX Holdings, Inc. 252,400 1,077
Kajima Corp. 38,200 484
Kamigumi Co., Ltd. 19,000 405
Kansai Electric Power Co., Inc. (The) 57,500 644
Kao Corp. 5,800 463
Kawasaki Heavy Industries, Ltd. 16,000 314
KDDI Corp. 111,100 3,311
Keihan Holdings Co., Ltd. 7,000 317
Keikyu Corp. 14,500 267
Keio Corp. 5,400 308
Keisei Electric Railway Co., Ltd. 7,400 267
Keyence Corp. 1,100 373
Kintetsu Group Holdings Co., Ltd. 6,300 332
Kirin Holdings Co., Ltd. 18,600 406
Kobayashi Pharmaceutical Co., Ltd. 2,800 226
Komatsu, Ltd. 13,700 301
Konica Minolta, Inc. 70,700 438
Kuraray Co., Ltd. 20,900 251
Kyocera Corp. 12,200 801
Kyushu Railway Co. 8,300 272
Lion Corp. 13,700 261
M3, Inc. 15,800 463
Marubeni Corp. 195,600 1,404
Mazda Motor Corp. 46,900 390
McDonald's Holdings Co. Japan, Ltd. 4,400 209
Mebuki Financial Group, Inc. 84,700 187
Medipal Holdings Corp. 19,800 420
MEIJI Holdings Co., Ltd. 2,400 168
Mitsubishi Chemical Holdings Corp. 151,400 1,090
Mitsubishi Corp. 72,300 1,856
Mitsubishi Electric Corp. 145,900 2,014
Mitsubishi Estate Co., Ltd. 26,300 515
Mitsubishi Gas Chemical Co., Inc. 29,800 449
Mitsubishi Heavy Industries, Ltd. 28,700 1,040
Mitsubishi Materials Corp. 18,700 469
Mitsubishi Motors Corp. 82,600 305
Mitsubishi UFJ Financial Group, Inc. 359,000 1,837
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 62,900 395
Mitsui & Co., Ltd. 114,300 2,036
Mitsui Chemicals, Inc. 28,300 619
Mitsui Fudosan Co., Ltd. 12,700 336
Mitsui OSK Lines, Ltd. 19,500 467
Mizuho Financial Group, Inc. 364,100 537
MS&AD Insurance Group Holdings, Inc. 19,600 648
Murata Manufacturing Co., Ltd. 5,500 314
Nagoya Railroad Co., Ltd. 8,800 258
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NEC Corp. 10,000 448
NGK Spark Plug Co., Ltd. 20,500 357
NH Foods, Ltd. 8,200 361
Nikon Corp. 30,500 367
Nintendo Co., Ltd. 1,700 630
Nippon Building Fund, Inc.(ö) 55 445
Nippon Express Co., Ltd. 7,000 364
Nippon Paint Holdings Co., Ltd. 4,500 215
Nippon Prologis REIT, Inc.(Æ)(ö) 102 292
Nippon Shinyaku Co., Ltd. 3,000 268
Nippon Steel & Sumitomo Metal Corp. 42,000 579
Nippon Telegraph & Telephone Corp. 107,518 2,738
Nissan Motor Co., Ltd. 148,300 805
Nissin Foods Holdings Co., Ltd. 6,500 489
Nitori Holdings Co., Ltd. 2,000 312
Nitto Denko Corp. 13,000 717
Nomura Holdings, Inc. 54,200 278
Nomura Real Estate Holdings, Inc. 22,900 564
Nomura Real Estate Master Fund, Inc.(ö) 172 303
Nomura Research Institute, Ltd. 21,200 470
NSK, Ltd. 52,500 434
NTT Data Corp. 13,900 195
NTT DOCOMO, Inc. 66,500 1,904
Obayashi Corp. 109,600 1,198
Obic Co., Ltd. 3,000 411
Odakyu Electric Railway Co., Ltd. 10,200 226
Oji Holdings Corp. 125,000 631
Omron Corp. 3,500 201
Oriental Land Co., Ltd. 5,000 653
ORIX Corp. 55,100 931
Osaka Gas Co., Ltd. 48,900 823
Otsuka Corp. 5,700 223
Otsuka Holdings Co., Ltd. 21,700 960
Panasonic Corp. 75,300 749
Recruit Holdings Co., Ltd. 20,900 817
Resona Holdings, Inc. 137,200 563
Ricoh Co., Ltd. 22,500 255
Rinnai Corp. 3,300 236
Sankyo Co., Ltd. 5,300 178
Santen Pharmaceutical Co., Ltd. 23,600 441
Secom Co., Ltd. 6,500 572
Seibu Holdings, Inc. 22,400 351
Seiko Epson Corp. 27,500 403
Sekisui Chemical Co., Ltd. 60,000 996
Sekisui House, Ltd. 71,700 1,545
Seven & i Holdings Co., Ltd. 15,600 598
Shimano, Inc. 3,500 536
Shimizu Corp. 89,300 913
Shin-Etsu Chemical Co., Ltd. 3,100 353
Shinsei Bank, Ltd. 22,400 341
Shionogi & Co., Ltd. 5,800 345
Shiseido Co., Ltd. 3,300 213
Showa Denko KK 7,400 178
SMC Corp. 900 389
SoftBank Corp. 29,300 402
SoftBank Group Corp. 14,900 603
Sohgo Security Services Co., Ltd. 6,500 338
Sompo Japan Nipponkoa Holdings, Inc. 17,800 664
Sony Corp. 15,000 1,054
Square Enix Holdings Co., Ltd. 4,700 233

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 449
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Stanley Electric Co., Ltd. 8,500 218
Sumitomo Chemical Co., Ltd. 132,700 564
Sumitomo Corp. 106,200 1,583
Sumitomo Electric Industries, Ltd. 78,600 1,039
Sumitomo Heavy Industries, Ltd. 16,000 416
Sumitomo Metal Mining Co., Ltd. 15,100 429
Sumitomo Mitsui Financial Group, Inc. 47,300 1,658
Sumitomo Mitsui Trust Holdings, Inc. 23,000 844
Sumitomo Realty & Development Co.,
Ltd. 10,000 369
Sumitomo Rubber Industries, Ltd. 30,700 336
Suntory Beverage & Food, Ltd. 5,900 250
Suzuken Co., Ltd. 4,700 180
Suzuki Motor Corp. 4,900 222
T&D Holdings, Inc. 14,400 152
Taiheiyo Cement Corp. 20,200 541
Taisei Corp. 13,021 517
Takeda Pharmaceutical Co., Ltd. 5,266 202
TDK Corp. 1,900 201
Teijin, Ltd. 32,100 573
Terumo Corp. 6,500 232
THK Co., Ltd. 9,600 239
Tobu Railway Co., Ltd. 8,200 290
Toho Co., Ltd. 7,700 284
Tohoku Electric Power Co., Inc. 79,400 742
Tokio Marine Holdings, Inc. 21,400 1,159
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 196,600 777
Tokyo Electron, Ltd. 7,900 1,735
Tokyo Gas Co., Ltd. 31,400 688
Tokyu Corp. 18,800 331
Tokyu Fudosan Holdings Corp. 74,600 527
Toppan Printing Co., Ltd. 46,300 921
Toray Industries, Inc. 98,500 654
Tosoh Corp. 47,500 667
Toyo Suisan Kaisha, Ltd. 7,000 293
Toyoda Gosei Co., Ltd. 10,200 230
Toyota Industries Corp. 14,800 799
Toyota Motor Corp. 93,400 6,481
Toyota Tsusho Corp. 38,200 1,311
Trend Micro, Inc. 3,800 199
Tsuruha Holdings, Inc. 3,200 392
United Urban Investment Corp.(ö) 187 335
USS Co., Ltd. 15,300 278
West Japan Railway Co. 4,800 405
Yamada Denki Co., Ltd. 113,000 569
Yamaha Motor Co., Ltd. 30,000 551
Yokogawa Electric Corp. 12,600 218
Yokohama Rubber Co., Ltd. (The) 23,700 400
139,942
Jersey - 0.2%
Ferguson PLC 13,779 1,235
Luxembourg - 0.4%
ArcelorMittal SA(Æ) 59,786 883
Aroundtown SA 67,967 644
RTL Group SA 7,631 348
Tenaris SA 84,008 869
2,744
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Malaysia - 0.2%
CIMB Group Holdings BHD 131,378 157
Malayan Banking BHD 107,700 221
Public Bank BHD 24,900 113
Sime Darby Plantation BHD 277,600 344
Tenaga Nasional BHD 58,630 178
1,013
Mexico - 0.4%
America Movil SAB de CV 278,194 231
Cemex SAB de CV 352,133 142
Coca-Cola Femsa SAB de CV 19,009 116
Fibra Uno Administracion SA de CV(ö) 136,590 224
Fomento Economico Mexicano SAB de
CV 33,045 297
Gruma SAB de CV Class B 9,839 105
Grupo Aeroportuario del Pacifico SAB de
CV Class B 21,303 263
Grupo Aeroportuario del Sureste SAB de
CV Class B 11,849 228
Grupo Financiero Banorte SAB de CV
Class O 35,528 218
Grupo Financiero Inbursa SAB de CV
Class O 144,810 165
Kimberly-Clark de Mexico SAB de CV
Class A(Æ) 84,761 175
Promotora y Operadora de
Infraestructura SAB de CV 24,028 259
Wal-Mart de Mexico SAB de CV 47,829 139
2,562
Netherlands - 2.2%
ABN AMRO Group NV(Þ) 37,313 649
Adyen NV(Æ)(Þ) 683 628
Akzo Nobel NV 9,202 868
ASML Holding NV 7,213 2,023
Exor NV 15,562 1,148
Heineken Holding NV 2,836 279
Heineken NV 3,185 347
ING Groep NV 168,422 1,828
Koninklijke Ahold Delhaize NV 104,758 2,572
Koninklijke Vopak NV 5,901 316
NN Group NV 25,206 876
NXP Semiconductors NV 2,034 258
Randstad Holding NV 21,460 1,232
Unilever NV 12,084 703
Wolters Kluwer NV 9,452 711
14,438
New Zealand - 0.0%
Spark New Zealand, Ltd. 80,323 241
Norway - 0.7%
DNB ASA 82,955 1,447
Marine Harvest ASA 23,066 551
Norsk Hydro ASA 87,105 274
Orkla ASA 91,934 893
Statoil ASA Class N 57,930 1,054
Yara International ASA 10,293 375
4,594

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
450 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Peru - 0.0%
Credicorp , Ltd. 465 96
Philippines - 0.1%
Ayala Land, Inc. 173,170 141
GT Capital Holdings, Inc. 4,215 56
SM Investments Corp. 10,290 196
SM Prime Holdings, Inc. 262,700 200
593
Poland - 0.2%
Bank Pekao SA 3,964 101
CD Projekt SA 4,108 298
Grupa Lotos SA 5,771 114
KGHM Polska Miedz SA(Æ) 9,188 216
PGE Polska Grupa Energetyczna SA(Æ) 166,325 294
Polski Koncern Naftowy ORLEN SA 8,771 171
Powszechna Kasa Oszczednosci Bank
Polski SA 12,180 107
Powszechny Zaklad Ubezpieczen SA 12,147 126
1,427
Portugal - 0.4%
Banco Espirito Santo SA Class C(Æ)(Š) 22,842 3
Energias de Portugal SA 461,537 2,315
Jeronimo Martins SGPS SA 22,509 387
2,705
Russia - 0.5%
Evraz PLC 38,379 177
Gazprom PJSC 165,202 585
Inter RAO UES PJSC 1,593,139 144
Lukoil PJSC 5,979 612
MMC Norilsk Nickel PJSC 1,038 337
Novatek PJSC - GDR 1,097 197
Rosneft Oil Co. PJSC 30,117 226
Sberbank of Russia PJSC Class T 158,404 625
Tatneft PJSC 27,017 321
3,224
Singapore - 0.5%
BOC Aviation, Ltd.(Þ) 12,800 118
CapitaLand, Ltd. 160,600 423
DBS Group Holdings, Ltd. 22,100 405
Oversea-Chinese Banking Corp., Ltd. 90,713 711
Singapore Telecommunications, Ltd. 137,300 332
United Overseas Bank, Ltd. 47,100 874
Wilmar International, Ltd. 122,100 344
3,207
South Africa - 0.3%
Absa Group, Ltd. 8,598 78
Anglo American Platinum, Ltd. 2,380 190
AngloGold Ashanti, Ltd. 12,394 252
Bidvest Group, Ltd. (The) 10,355 143
Exxaro Resources, Ltd. 9,195 75
Fortress REIT, Ltd. Class A(ö) 49,423 61
Gold Fields, Ltd. - ADR 35,884 232
Naspers, Ltd. Class N 2,798 460
Nedbank Group, Ltd. 8,452 110
Old Mutual, Ltd. 94,317 108
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
RMB Holdings, Ltd. 11,085 54
Standard Bank Group, Ltd. 8,799 92
Woolworths Holdings, Ltd. 37,026 110
1,965
South Korea - 1.1%
DB Insurance Co., Ltd. 2,274 80
Hana Financial Group, Inc. 7,004 193
Hanwha Chemical Corp. 7,051 98
Hyundai Glovis Co., Ltd. 866 106
Hyundai Marine & Fire Insurance Co.,
Ltd. 11,175 206
Hyundai Mobis Co., Ltd. 1,518 291
Hyundai Motor Co. 1,638 170
Industrial Bank of Korea 14,934 134
KB Financial Group, Inc. 4,792 176
Kia Motors Corp. 7,908 269
Korea Electric Power Corp. 7,782 165
KT&G Corp. 1,816 144
LG Corp. Class H 4,066 238
LG Electronics, Inc. Class H 2,260 124
LG Household & Health Care, Ltd. 163 171
NAVER Corp. 797 118
POSCO 852 154
Samsung Electronics Co., Ltd. 57,106 2,673
Samsung Fire & Marine Insurance Co.,
Ltd. 648 114
Shinhan Financial Group Co., Ltd. 8,946 291
Shinsegae , Inc. 476 106
SK Holdings Co., Ltd. 588 115
SK Hynix, Inc. 6,850 531
SK Innovation Co., Ltd. 1,809 195
SK Telecom Co., Ltd. 515 99
Woori Financial Group, Inc. 14,139 119
7,080
Spain - 2.3%
ACS Actividades de Construccion y
Servicios SA 32,553 1,080
Aena SA(Þ) 1,772 328
Banco Bilbao Vizcaya Argentaria SA
- ADR 259,818 1,343
Banco de Sabadell SA - ADR 388,783 350
Banco Santander SA - ADR 462,334 1,828
Bankinter SA 72,648 471
CaixaBank SA 237,931 695
Enagas SA 28,704 773
Endesa SA - ADR 38,306 1,051
Ferrovial SA 11,791 374
Gas Natural SDG SA 21,509 567
Iberdrola SA 171,572 1,877
Industria de Diseno Textil SA 9,303 313
Red Electrica Corp. SA 41,946 838
Repsol SA - ADR 121,206 1,670
Telefonica SA - ADR 262,367 1,776
15,334
Sweden - 2.6%
Alfa Laval AB 14,244 355
Assa Abloy AB Class B 38,899 926
Atlas Copco AB(Æ) 24,435 834

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 451
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bausch & Lomb, Inc.(Æ) 49,346 1,175
Electrolux AB 6,018 143
Epiroc AB Class A 26,624 308
Essity Aktiebolag Class B 14,640 464
Hennes & Mauritz AB Class B 32,003 703
Hexagon AB Class B 6,018 328
ICA Gruppen AB 10,161 446
Industrivarden AB Class C 10,636 251
Investor AB Class B 12,737 698
Kinnevik AB Class B 8,240 199
L E Lundbergforetagen AB Class B 9,677 419
Lundin Petroleum AB 10,602 322
Sandvik AB 64,151 1,172
Securitas AB Class B 30,996 487
Skandinaviska Enskilda Banken AB
Class A 118,122 1,167
Skanska AB Class B 49,328 1,140
SKF AB Class B 47,111 860
Svenska Handelsbanken AB Class A 42,693 419
Swedbank AB Class A 56,284 863
Swedish Match AB 15,798 895
Tele2 AB Class B 24,556 370
Telia Co. AB 68,475 293
Volvo AB Class B 108,633 1,855
17,092
Switzerland - 8.0%
Adecco SA 24,632 1,449
Baloise Holding AG 8,867 1,603
Barry Callebaut AG 142 315
Chocoladefabriken Lindt & Spruengli
AG 151 2,032
Coca-Cola HBC AG - ADR 5,944 219
Credit Suisse Group AG(Æ) 125,260 1,583
EMS- Chemie Holding AG 503 330
Geberit AG 1,613 851
Givaudan SA 314 1,036
Glencore PLC(Æ) 590,818 1,732
Julius Baer Group, Ltd. 5,916 296
Kuehne & Nagel International AG 3,831 620
LafargeHolcim , Ltd.(Æ) 27,682 1,409
Nestle SA 89,022 9,826
Novartis AG 76,907 7,275
Pargesa Holding SA 5,066 406
Partners Group Holding AG 1,304 1,196
Roche Holding AG 22,277 7,497
Schindler Holding AG 3,022 772
SGS SA 315 910
Sika AG 1,900 342
Sonova Holding AG 2,150 540
Straumann Holding AG 289 276
Swiss Life Holding AG 3,809 1,915
Swiss Prime Site AG Class A(Æ) 3,922 479
Swiss Re AG 18,229 2,060
Swisscom AG 1,304 716
UBS Group AG(Æ) 134,125 1,666
Vifor Pharma AG 1,832 338
Zurich Insurance Group AG 8,648 3,595
53,284
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiwan - 1.3%
Asia Cement Corp. 87,000 129
Asustek Computer, Inc. 20,000 147
Catcher Technology Co., Ltd. 22,000 174
Cathay Financial Holding Co., Ltd. 129,000 172
China Development Financial Holding
Corp. 419,000 128
China Life Insurance Co., Ltd.(Æ) 180,200 146
Compal Electronics, Inc. 249,688 151
CTBC Financial Holding Co., Ltd. 299,578 218
Far Eastern New Century Corp. 168,760 156
First Financial Holding Co., Ltd. 176,460 137
Formosa Chemicals & Fibre Corp. 61,727 172
Formosa Plastics Corp. 65,467 201
Fubon Financial Holding Co., Ltd. 151,000 224
Hon Hai Precision Industry Co., Ltd. 161,200 438
Hua Nan Financial Holdings Co., Ltd. 268,394 192
Largan Precision Co., Ltd. 2,000 311
Lite-On Technology Corp. 126,722 196
MediaTek , Inc. 11,000 140
Mega Financial Holding Co., Ltd. 194,964 203
Nan Ya Plastics Corp. 65,891 151
Pegatron Corp. 41,000 85
Pou Chen Corp. Class B 223,000 257
Shin Kong Financial Holding Co., Ltd. 448,365 145
SinoPac Financial Holdings Co., Ltd. 504,900 214
Synnex Technology International Corp. 102,000 126
Taiwan Cement Corp. 171,532 237
Taiwan Cooperative Financial Holding
Co., Ltd. 333,122 228
Taiwan Semiconductor Manufacturing
Co., Ltd. 263,000 2,814
Uni -President Enterprises Corp. 146,658 349
Vanguard International Semiconductor
Corp. 73,000 180
Wistron Corp. 172,761 154
WPG Holdings, Ltd. 92,000 115
Yuanta Financial Holding Co., Ltd. 343,131 222
8,912
Thailand - 0.3%
Advanced Info Service PCL 41,100 267
Airports of Thailand PCL 66,600 150
CP ALL PCL 56,800 127
Kasikornbank PCL 30,700 137
Krung Thai Bank PCL 207,400 107
PTT Exploration & Production PCL 56,000 224
PTT Global Chemical PCL 92,200 144
PTT PCL 151,900 210
Siam Commercial Bank PCL (The) 36,000 112
Thai Oil PCL 67,900 112
Thai Union Group PCL Class F 783,000 383
1,973
Turkey - 0.1%
Akbank TAS(Æ) 160,931 222
Turkiye Garanti Bankasi AS(Æ) 58,117 115
Turkiye Is Bankasi AS Class C(Æ) 109,082 132
469

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
452 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC 86,045 179
Dubai Islamic Bank PJSC 75,344 117
Emirates Telecommunications Group
Co. PJSC 91,612 406
First Abu Dhabi Bank PJSC 49,121 207
909
United Kingdom - 14.0%
3i Group PLC 170,786 2,484
Anglo American PLC 105,958 2,776
Ashtead Group PLC 35,387 1,141
Associated British Foods PLC 12,225 425
AstraZeneca PLC 33,216 3,248
Auto Trader Group PLC(Þ) 25,318 186
AVEVA Group PLC 3,491 226
Aviva PLC 280,930 1,483
BAE Systems PLC 145,101 1,214
Barclays PLC 418,842 926
Barratt Developments PLC 185,792 1,980
Berkeley Group Holdings PLC 22,159 1,539
BP PLC 632,571 3,812
British American Tobacco PLC 96,337 4,260
British Land Co. PLC (The)(ö) 36,166 266
BT Group PLC 676,271 1,441
Burberry Group PLC 29,357 754
Coca-Cola European Partners PLC 11,603 610
Compass Group PLC 67,269 1,666
Croda International PLC(Æ) 7,243 476
Diageo PLC 59,980 2,373
Direct Line Insurance Group PLC 169,785 760
easyJet PLC 28,849 532
Experian PLC 24,107 838
Fiat Chrysler Automobiles NV 98,293 1,277
GlaxoSmithKline PLC - ADR 123,685 2,904
Halma PLC 22,639 629
HSBC Holdings PLC 794,193 5,782
Imperial Tobacco Group PLC 32,171 826
InterContinental Hotels Group PLC(Æ) 3,549 219
ITV PLC 266,996 476
J Sainsbury PLC 259,539 696
JD Sports Fashion PLC 32,876 358
Johnson Matthey PLC 16,948 582
Kingfisher PLC 380,589 1,030
Land Securities Group PLC(ö) 26,371 325
Legal & General Group PLC 488,103 1,964
Lloyds Banking Group PLC 3,307,201 2,462
London Stock Exchange Group PLC 7,979 828
M&G PLC(Æ) 295,172 934
Marks & Spencer Group PLC 114,545 265
Meggitt PLC 30,819 276
Melrose Industries PLC(Æ) 149,833 463
Micro Focus International PLC(Æ) 38,290 518
Mondi PLC 38,617 791
National Grid PLC 126,934 1,690
Next PLC 7,696 698
Pearson PLC 106,542 799
Persimmon PLC Class A 58,660 2,375
Prudential PLC 43,995 783
Reckitt Benckiser Group PLC 7,787 645
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
RELX PLC 34,908 927
Rentokil Initial PLC 47,578 294
Rio Tinto PLC 63,403 3,417
Royal Dutch Shell PLC Class A 21,464 565
Royal Dutch Shell PLC Class B 217,063 5,716
Sage Group PLC (The) 30,094 292
Schroders PLC 7,764 329
Scottish & Southern Energy PLC 58,999 1,179
Segro PLC(ö) 119,211 1,437
Severn Trent PLC Class H 13,035 445
Smith & Nephew PLC 43,813 1,054
Smiths Group PLC 20,114 450
St. James's Place PLC 31,670 476
Standard Chartered PLC 196,938 1,639
Standard Life Aberdeen PLC(Æ) 432,639 1,730
Taylor Wimpey PLC 591,235 1,688
Tesco PLC 381,674 1,248
Unilever PLC 17,296 1,033
United Utilities Group PLC 31,480 423
Wausau Paper Corp. 153,581 1,912
Wm Morrison Supermarkets PLC 425,390 1,020
X5 Retail Group NV - GDR(Æ) 4,092 149
93,434
United States - 0.3%
Carnival PLC 23,873 977
CK Hutchison Holdings, Ltd. Class B 82,258 727
Ovintiv , Inc. 15,047 234
1,938
Total Common Stocks
(cost $576,034) 623,612
Preferred Stocks - 1.1%
Brazil - 0.3%
Banco Bradesco SA
6.525% (Ÿ) 46,558 358
Cia Energetica de Minas Gerais
4.847% (Ÿ) 56,090 196
Investimentos Itau SA
6.478% (Ÿ) 74,815 225
Itau Unibanco Holding SA
6.154% (Ÿ) 52,894 405
Petroleo Brasileiro SA
3.234% (Ÿ) 80,435 534
Telefonica Brasil SA
4.930% (Ÿ) 15,443 214
1,932
Colombia - 0.0%
Bancolombia SA
2.554% (Ÿ) 13,875 181
Germany - 0.8%
Henkel AG & Co KGaA
2.098% (Ÿ) 6,254 638
Porsche Automobil Holding SE
3.731% (Ÿ) 24,952 1,692
Sartorius AG
0.275% (Ÿ) 1,218 284
Volkswagen AG

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 453
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.107% (Ÿ) 11,722 2,111
4,725
Russia - 0.0%
Surgutneftegas PJSC
21.096% (Ÿ) 393,019 222
South Korea - 0.0%
Samsung Electronics Co., Ltd.
2.946% (Ÿ) 3,132 124
Total Preferred Stocks
(cost $6,487) 7,184
Warrants & Rights - 0.0%
Hong Kong - 0.0%
Legend Holdings Corp.(Æ)
2023  Rights  2,053 —
Total Warrants & Rights
(cost $—) —
Short-Term Investments - 3.1%
United States - 3.1%
U.S. Cash Management Fund(@) 20,626,111 (∞) 20,634
Total Short-Term Investments
(cost $20,632) 20,634
Other Securities - 0.1%
U.S. Cash Collateral Fund(×)(@) 932,417 (∞) 932
Total Other Securities
(cost $932) 932
Total Investments 97.8%
(identified cost $604,085) 652,362
Other Assets and Liabilities, Net
- 2.2%
14,615
Net Assets - 100.0%
666,977

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
454 Multifactor International Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.0%
ABN AMRO Group NV 07/20/16 EUR 37,313 18 .58 693
649
Adyen NV 12/20/19 EUR 683 814 .94 557
628
Aena SA 06/02/16 EUR 1,772 134 .49 238
328
Amundi SA 01/10/17 EUR 6,164 65 .53 404
503
Auto Trader Group PLC 04/30/19 GBP 25,318 7 .50 190
186
BOC Aviation, Ltd. 06/19/18 HKD 12,800 6 .45 83
118
CGN Power Co., Ltd. 07/19/19 HKD 352,398 0 .28 100
87
Covestro AG 07/20/16 EUR 20,911 64 .42 1,347
885
Hydro One, Ltd. 10/31/18 CAD 19,928 15 .61 311
405
Innovent Biologics, Inc. 12/20/19 HKD 102,000 3 .43 350
391
Longfor Group Holdings., Ltd. 06/19/18 HKD 55,113 3 .06 169
232
Moneta Money Bank AS 06/19/18 CZK 30,025 3 .44 103
110
Orsted A/S 01/17/18 DKK 5,956 60 .27 359
649
Pirelli & C SpA 06/19/18 EUR 34,177 8 .04 275
165
Postal Savings Bank of China Co., Ltd. 06/19/18 HKD 190,000 0 .68 130
118
Poste Italiane SpA 07/20/16 EUR 53,217 6 .86 365
609
WH Group, Ltd. 04/30/19 HKD 279,500 1 .17 328
265
Wuxi Biologics (Cayman), Inc. 06/19/18 HKD 17,238 10 .87 187
218
Zalando SE 12/20/19 EUR 5,541 49 .32 273
267
6,813
For a description of restricted securities see note 7 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 570 EUR 20,742 03/20
(780)
Hang Seng Index Futures 61 HKD 80,011 02/20
(688)
MSCI EAFE Index Futures 229 USD 22,631 03/20
(616)
S&P/TSX 60 Index Futures 150 CAD 30,945 03/20
520
SPI 200 Index Futures 96 AUD 16,690 03/20
249
TOPIX Index Futures 65 JPY 1,091,349 03/20
(241)
Short Positions
MSCI Emerging Markets Index Futures 987 USD 51,822 03/20
2,119
S&P 500 E-Mini Index Futures 162 USD 26,114 03/20
(407)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
156
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal USD 2,960 AUD 4,312 03/18/20 (70)
Bank of Montreal USD 6,284 CAD 8,306 03/18/20 (8)
Bank of Montreal USD 1,662 HKD 13,000 03/18/20 10
Bank of Montreal USD 3,393 JPY 366,547 03/18/20 (3)
Bank of Montreal CHF 1,490 USD 1,523 03/18/20 (29)
Bank of Montreal SEK 13,510 USD 1,439 03/18/20 33
Bank of New York USD 2,967 AUD 4,312 03/18/20 (77)
Bank of New York USD 6,295 CAD 8,306 03/18/20 (19)

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 455
T
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York USD 1,663 HKD 13,000 03/18/20 10
Bank of New York USD 3,395 JPY 366,547 03/18/20 (4)
Bank of New York CHF 1,490 USD 1,523 03/18/20 (29)
Bank of New York SEK 13,510 USD 1,440 03/18/20 34
Citigroup USD 2,967 AUD 4,312 03/18/20 (79)
Citigroup USD 6,298 CAD 8,306 03/18/20 (22)
Citigroup USD 1,663 HKD 13,000 03/18/20 10
Citigroup USD 3,394 JPY 366,547 03/18/20 (3)
Citigroup CHF 1,490 USD 1,523 03/18/20 (28)
Citigroup SEK 13,510 USD 1,439 03/18/20 33
Royal Bank of Canada USD 2,960 AUD 4,312 03/18/20 (70)
Royal Bank of Canada USD 6,286 CAD 8,306 03/18/20 (11)
Royal Bank of Canada USD 1,662 HKD 13,000 03/18/20 10
Royal Bank of Canada USD 3,394 JPY 366,547 03/18/20 (3)
Royal Bank of Canada CHF 1,490 USD 1,523 03/18/20 (29)
Royal Bank of Canada SEK 13,510 USD 1,439 03/18/20 32
Standard Chartered USD 2,961 AUD 4,312 03/18/20 (72)
Standard Chartered USD 6,283 CAD 8,306 03/18/20 (7)
Standard Chartered USD 1,662 HKD 13,000 03/18/20 10
Standard Chartered USD 3,393 JPY 366,547 03/18/20 (3)
Standard Chartered CHF 1,490 USD 1,523 03/18/20 (29)
Standard Chartered SEK 13,510 USD 1,440 03/18/20 34
State Street USD 3,680 EUR 3,296 03/18/20 (17)
State Street GBP 698 USD 922 03/18/20 —
State Street NOK 21,270 USD 2,325 03/18/20 13
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(383)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 18,184 $ —
$ —
$ 18,184
Austria — 3,264 —
—
3,264
Belgium — 4,165 —
—
4,165
Brazil 4,486 — —
—
4,486
Canada 33,603 — —
—
33,603
Cayman Islands 187 1,086 —
—
1,273
Chile 460 — —
—
460
China 5,37 2 12,418 —
—
17,79 0
Colombia 158 — —
—
158
Czech Republic — 110 —
—
110
Denmark — 7,982 —
—
7,982
Finland — 10,953 —
—
10,953
France — 54,190 —
—
54,190
Germany — 46,655 —
—
46,655
Greece — 178 —
—
178
Hong Kong — 8,657 56
—
8,713
Hungary — 310 —
—
310
Indonesia — 1,082 —
—
1,082
Ireland 800 4,687 —
—
5,487

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
456 Multifactor International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Israel 917 6,449 —
—
7,366
Italy — 16,792 —
—
16,792
Japan — 139,94 2 —
—
139,94 2
Jersey — 1,235 —
—
1,235
Luxembourg — 2,744 —
—
2,744
Malaysia — 1,013 —
—
1,013
Mexico 2,562 — —
—
2,562
Netherlands 258 14,180 —
—
14,438
New Zealand — 241 —
—
241
Norway — 4,594 —
—
4,594
Peru 96 — —
—
96
Philippines — 593 —
—
593
Poland — 1,427 —
—
1,427
Portugal — 2,702 3
—
2,705
Russia — 3,224 —
—
3,224
Singapore — 3,207 —
—
3,207
South Africa — 1,965 —
—
1,965
South Korea — 7,080 —
—
7,080
Spain — 15,334 —
—
15,334
Sweden — 17,092 —
—
17,092
Switzerland — 53,284 —
—
53,284
Taiwan — 8,912 —
—
8,912
Thailand — 1,973 —
—
1,973
Turkey — 469 —
—
469
United Arab Emirates — 909 —
—
909
United Kingdom 760 92,67 4 —
—
93,43 4
United States 234 1,704 —
—
1,938
Preferred Stocks 2,11 4 5,070 — — 7,18 4
Warrants & Rights — — — — —
Short-Term Investments — — — 20,634 20,634
Other Securities — — — 932 932
Total Investments 52,00 7 578,73 0 59 21,566 652,362
Other Financial Instruments
Assets
Futures Contracts 2,88 8 — —
—
2,88 8
Foreign Currency Exchange Contracts — 229 —
—
229
Liabilities
Futures Contracts (2,73 2 ) — —
—
(2,73 2 )
Foreign Currency Exchange Contracts — (612) —
—
(612)
Total Other Financial Instruments
*
$ 156 $ (383) $ — $ — $ (22 7 )
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 457
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2020, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
79,651
Consumer Staples ...................................................................
36,254
Energy ....................................................................................
38,222
Financial Services ...................................................................
172,257
Health Care .............................................................................
51,793
Materials and Processing ........................................................
62,806
Producer Durables ..................................................................
88,070
Technology ..............................................................................
43,746
Utilities ...................................................................................
50,813
Preferred Stocks
Consumer Discretionary ..........................................................
3,803
Consumer Staples ...................................................................
638
Energy ....................................................................................
756
Financial Services ...................................................................
1,169
Health Care .............................................................................
284
Technology ..............................................................................
124
Utilities ...................................................................................
410
Warrants & Rights .......................................................................
—
Short-Term Investments ................................................................
20,634
Other Securities ...........................................................................
932
Total Investments .................................................................... 652,362

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
458 Multifactor Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 96.3%
Corporate Bonds and Notes - 16.5%
AbbVie, Inc.
2.300% due 05/14/21 251 253
American Express Co.
3.700% due 11/05/21 247 255
American Express Credit Corp.
2.250% due 05/05/21 254 256
American Tower Corp.
3.450% due 09/15/21 248 254
Apple, Inc.
3.000% due 02/09/24 244 256
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 241 257
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 248 261
Berkshire Hathaway Energy Co.
6.125% due 04/01/36 184 257
Berkshire Hathaway Finance Corp.
4.400% due 05/15/42 215 263
Berkshire Hathaway, Inc.
2.750% due 03/15/23 248 256
BP Capital Markets America, Inc.
3.245% due 05/06/22 247 256
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 281 270
Burlington Northern Santa Fe LLC
4.900% due 04/01/44 208 271
Caterpillar Financial Services Corp.
Series I
2.650% due 05/17/21 249 252
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.464% due 07/23/22 240 254
Costco Wholesale Corp.
2.300% due 05/18/22 249 253
Crown Castle International Corp.
4.875% due 04/15/22 240 255
Delta Air Lines, Inc.
3.625% due 03/15/22 248 256
Dominion Energy, Inc.
2.715% due 08/15/21 (~)(Ê) 252 255
DuPont de Nemours, Inc.
5.319% due 11/15/38 211 256
Energy Transfer Operating, LP
7.500% due 07/01/38 198 260
Enterprise Products Operating LLC
Series D
6.875% due 03/01/33 190 264
Exelon Corp.
3.497% due 06/01/22 245 253
Exelon Generation Co. LLC
5.600% due 06/15/42 217 256
Exxon Mobil Corp.
2.397% due 03/06/22 251 255
Fidelity National Information Services,
Inc.
3.500% due 04/15/23 245 257
Flowserve Corp.
1.250% due 03/17/22 227 257
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ford Motor Credit Co. LLC
4.063% due 11/01/24 254 262
7.450% due 07/16/31 214 258
General Dynamics Corp.
3.000% due 05/11/21 250 254
General Motors Financial Co., Inc.
3.700% due 05/09/23 249 259
Goldman Sachs Group, Inc. (The)
5.250% due 07/27/21 238 250
HCA, Inc.
5.125% due 06/15/39 231 267
Home Depot, Inc. (The)
2.625% due 06/01/22 247 253
Honeywell International, Inc.
1.850% due 11/01/21 255 256
IBM Corp.
0.500% due 09/07/21 229 257
Inter-American Development Bank
3.125% due 09/18/28 550 620
International Lease Finance Corp.
4.625% due 04/15/21 246 254
Jefferies Group, Inc.
Series EMTN
6.250% due 01/15/36 220 270
JPMorgan Chase & Co.
4.625% due 05/10/21 245 254
Kinder Morgan Energy Partners, LP
6.550% due 09/15/40 208 271
Kinder Morgan, Inc.
Series GMTN
7.750% due 01/15/32 185 258
Kraft Heinz Foods Co.
Series WI
5.200% due 07/15/45 238 270
Mohawk Industries, Inc.
2.000% due 01/14/22 220 252
Morgan Stanley
Series GMTN
2.500% due 04/21/21 253 255
Novartis Capital Corp.
2.400% due 05/17/22 249 254
ONEOK Partners, LP
6.125% due 02/01/41 214 267
PacifiCorp
6.250% due 10/15/37 184 268
Philip Morris International, Inc.
2.625% due 02/18/22 251 256
Plains All American Pipeline, LP / PAA
Finance Corp.
5.150% due 06/01/42 259 264
Precision Castparts Corp.
3.250% due 06/15/25 239 256
Procter & Gamble Co. (The)
2.150% due 08/11/22 251 255
Rockwell Collins, Inc.
3.200% due 03/15/24 245 259
Service Properties Trust
4.375% due 02/15/30 261 266
Sherwin-Williams Co. (The)
2.750% due 06/01/22 249 255
Southern Power Co.
5.150% due 09/15/41 228 275
Spectra Energy Partners, LP

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 459
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 03/15/24 233 256
Sunoco Logistics Partners Operations,
LP
5.950% due 12/01/25 219 252
Sysco Corp.
3.300% due 07/15/26 242 261
Thermo Fisher Scientific
0.750% due 09/12/24 226 258
Time Warner Cable, Inc.
4.000% due 09/01/21 247 253
Toyota Motor Credit Corp.
2.950% due 04/13/21 250 254
Unilever Capital Corp.
2.200% due 05/05/22 254 257
United Technologies Corp.
2.300% due 05/04/22 254 258
UnitedHealth Group, Inc.
2.875% due 12/15/21 248 254
Visa, Inc.
Series 7YR
2.800% due 12/14/22 245 253
Vistra Operations Co. LLC
3.550% due 07/15/24 (Þ) 247 255
Volkswagen Group of America Finance
LLC
4.000% due 11/12/21 (Þ) 246 255
Walgreen Co.
3.100% due 09/15/22 250 257
Walgreens Boots Alliance, Inc.
3.800% due 11/18/24 245 260
Walmart, Inc.
2.350% due 12/15/22 249 254
18,680
International Debt - 9.9%
3M Co.
0.375% due 02/15/22 EUR 229 257
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
Series WI
4.500% due 05/15/21 242 250
Altria Group, Inc.
3.125% due 06/15/31 EUR 208 262
Anheuser-Busch InBev Finance, Inc.
Series MPLE
2.600% due 05/15/24 CAD 333 256
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 09/06/24 AUD 340 251
AT&T, Inc.
Series MPLE
4.850% due 05/25/47 CAD 318 271
Bank of Montreal
2.050% due 11/01/22 255 257
Barclays PLC
5.250% due 08/17/45 216 274
Becton Dickinson and Co.
1.000% due 12/15/22 EUR 224 255
Booking Holdings, Inc.
0.800% due 03/10/22 EUR 226 255
BP Capital Markets PLC
3.814% due 02/10/24 240 258
Brookfield Finance, Inc.
4.000% due 04/01/24 240 259
Celulosa Arauco y Constitucion SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.150% due 01/29/50 264 270
Central Japan Railway Co.
2.800% due 02/23/22 251 255
Coca-Cola Co. (The)
0.500% due 03/08/24 EUR 226 257
Commerzbank AG
8.125% due 09/19/23 (Þ) 217 255
Daimler Finance NA LLC
3.400% due 02/22/22 (Þ) 247 254
Danone SA
2.077% due 11/02/21 (Þ) 255 256
Danske Bank A/S
5.000% due 01/12/22 (Þ) 239 252
DIB Sukuk , Ltd.
3.625% due 02/06/23 247 254
Enel Finance International NV
6.000% due 10/07/39 (Þ) 205 277
Eni SpA
Series X-R
4.750% due 09/12/28 (Þ) 226 262
GlaxoSmithKline Capital PLC
3.125% due 05/14/21 250 255
HSBC Holdings PLC
2.950% due 05/25/21 249 253
Kellogg Co.
0.800% due 11/17/22 EUR 225 255
Lloyds Banking Group PLC
3.000% due 01/11/22 249 254
Lukoil International Finance BV
Series REGS
4.563% due 04/24/23 240 254
Microsoft Corp.
3.125% due 12/06/28 EUR 179 252
Mitsubishi UFJ Financial Group, Inc.
3.218% due 03/07/22 248 255
Mondelez International Holdings
Netherlands BV
2.000% due 10/28/21 (Þ) 255 256
Nasdaq, Inc.
3.875% due 06/07/21 EUR 215 251
National Grid NA, Inc.
0.750% due 02/11/22 EUR 200 226
NXP BV / NXP Funding LLC
4.125% due 06/01/21 (Þ) 244 251
PepsiCo, Inc.
2.150% due 05/06/24 CAD 338 258
PPG Industries, Inc.
0.875% due 03/13/22 EUR 226 255
Prologis, LP
3.000% due 01/18/22 EUR 214 250
Santander UK Group Holdings PLC
2.875% due 08/05/21 251 254
Shell International Finance BV
2.250% due 01/06/23 250 255
SIB Sukuk Co. III, Ltd.
4.231% due 04/18/23 243 253
Societe Generale SA
4.250% due 04/14/25 (Þ) 243 260
SUAM Finance BV
Series REGS
4.875% due 04/17/24 236 254
Verizon Communications, Inc.

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
460 Multifactor Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 08/17/27 AUD 320 250
Wells Fargo & Co.
2.125% due 12/20/23 GBP 191 260
Zimmer Biomet Holdings, Inc.
1.414% due 12/13/22 EUR 221 255
11,263
Non-US Bonds - 47.2%
Aareal Bank AG
0.375% due 04/10/24 EUR 200 224
ABN AMRO Bank NV
6.375% due 04/27/21 EUR 206 246
Alimentation Couche-Tard, Inc.
Series 5
3.600% due 06/02/25 CAD 322 257
Allied Properties Real Estate Investment
Trust
Series E
3.113% due 04/08/27 CAD 338 262
AltaLink , LP
3.717% due 12/03/46 CAD 297 269
Anheuser-Busch InBev Worldwide, Inc.
1.750% due 03/07/25 GBP 194 263
Asahi Group Holdings, Ltd.
0.321% due 09/19/21 EUR 230 256
Asian Development Bank
Series GMTN
0.200% due 05/25/23 EUR 225 255
Australia Government International
Bond
Series 142
4.250% due 04/21/26 AUD 2 2
Series 153
2.250% due 11/21/22 AUD 1,000 700
Autobahnen - und Schnell- strassen-
Finanzierungs AG
3.375% due 09/22/25 EUR 250 336
Azimut Holding SpA
1.625% due 12/12/24 EUR 223 250
BAT International Finance PLC
1.750% due 07/05/21 GBP 196 261
Bayer Capital Corp. BV
0.625% due 12/15/22 EUR 200 226
Becton, Dickinson and Co.
1.208% due 06/04/26 EUR 224 259
Belgium Government International Bond
Series 64
4.500% due 03/28/26 (Þ) EUR 420 609
Bell Canada, Inc.
2.700% due 02/27/24 CAD 334 257
Bonos y Obligaciones del Estado
Government International Bond
1.400% due 07/30/28 (Þ) EUR 270 332
5.150% due 10/31/28 (Þ) EUR 220 350
6.000% due 01/31/29 EUR 230 388
4.200% due 01/31/37 (Þ) EUR 480 834
Brookfield Asset Management, Inc.
5.040% due 03/08/24 CAD 308 256
Caisse d'Amortissement de la Dette
Sociale
1.375% due 11/25/24 EUR 300 361
Canadian Government International
Bond
4.000% due 06/01/41 CAD 150 167
3.500% due 12/01/45 CAD 470 513
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Canadian Imperial Bank of Commerce
Series DPNT
1.640% due 07/12/21 CAD 338 255
Carnival Corp.
1.875% due 11/07/22 EUR 220 257
Carrefour SA
0.875% due 06/12/23 EUR 200 228
Choice Properties Real Estate
Investment Trust
Series G
3.196% due 03/07/23 CAD 329 256
Close Brothers Finance PLC
3.875% due 06/27/21 GBP 200 274
CNH Industrial Finance Europe SA
1.375% due 05/23/22 EUR 223 254
Czech Republic Government
International Bond
Series 100
0.250% due 02/10/27 CZK 5,000 201
Daimler AG
2.000% due 06/25/21 EUR 222 253
Daimler Canada Finance, Inc.
1.910% due 07/08/21 CAD 337 254
Daimler International Finance BV
1.500% due 08/18/21 GBP 200 265
Denmark Government International
Bond
1.750% due 11/15/25 DKK 2,960 500
Deutsche Bank AG
1.750% due 12/16/21 GBP 200 264
DVB Bank SE
1.000% due 04/25/22 EUR 200 226
E.ON SE
0.375% due 08/23/21 EUR 230 257
Enbridge Pipelines, Inc.
5.350% due 11/10/39 CAD 277 270
Enbridge, Inc.
5.570% due 11/14/35 CAD 285 268
Enel SpA
5.250% due 05/20/24 EUR 185 251
Engie Alliance GIE
5.750% due 06/24/23 EUR 188 249
Engie SA
0.375% due 02/28/23 EUR 200 225
Essity AB
0.625% due 03/28/22 EUR 227 255
European Financial Stability Facility
0.950% due 02/14/28 EUR 535 652
European Investment Bank
2.700% due 01/12/23 AUD 250 176
0.100% due 10/15/26 EUR 815 934
European Stability Mechanism
1.000% due 09/23/25 EUR 430 514
European Union
0.500% due 04/04/25 EUR 300 348
Fairfax Financial Holdings, Ltd.
4.700% due 12/16/26 CAD 312 258
FCE Bank PLC
0.869% due 09/13/21 EUR 231 258
Fomento Economico Mexicano SAB de
CV
1.750% due 03/20/23 EUR 218 254
Ford Credit Canada Co.
2.710% due 02/23/22 CAD 340 257

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 461
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
France Government International Bond
Zero coupon due 03/25/24 EUR 580 659
6.000% due 10/25/25 EUR 360 550
3.500% due 04/25/26 EUR 300 416
0.500% due 05/25/26 EUR 290 341
4.000% due 04/25/60 EUR 310 742
Fresenius Finance Ireland PLC
1.500% due 01/30/24 EUR 219 255
GE Capital European Funding Unlimited
Co.
6.025% due 03/01/38 EUR 148 262
Germany Government International Bond
0.500% due 09/15/27 EUR 300 353
HSBC Bank PLC
4.750% due 03/24/46 GBP 152 267
Hungary Government International Bond
Series 24/C
2.500% due 10/24/24 HUF 25,000 88
Iberdrola Finanzas SAU
6.000% due 07/01/22 GBP 150 221
Iberdrola International BV
1.750% due 09/17/23 EUR 200 237
IGM Financial, Inc.
4.560% due 01/25/47 CAD 297 270
IMMOFINANZ AG
2.625% due 01/27/23 EUR 200 235
Intesa Sanpaolo SpA
1.125% due 03/04/22 EUR 217 246
Ireland Government International Bond
5.400% due 03/13/25 EUR 250 360
Italy Buoni Poliennali Del Tesoro
0.650% due 10/15/23 EUR 33 37
6.500% due 11/01/27 EUR 150 239
2.000% due 02/01/28 EUR 340 416
3.000% due 08/01/29 EUR 330 438
5.250% due 11/01/29 EUR 320 499
3.500% due 03/01/30 (Þ) EUR 330 457
6.000% due 05/01/31 EUR 200 338
Japan Government International Bond
Series 138
0.100% due 12/20/23 JPY 57,000 532
Series 141
0.100% due 09/20/24 JPY 457,000 4,270
Series 155
1.000% due 12/20/35 JPY 95,000 997
Series 163
0.600% due 12/20/37 JPY 185,000 1,832
Series 165
0.500% due 06/20/38 JPY 176,000 1,711
Series 31
2.200% due 09/20/39 JPY 57,350 729
Series 33
2.000% due 09/20/40 JPY 74,000 923
Series 37
1.900% due 09/20/42 JPY 71,000 888
KBC Group NV
1.000% due 04/26/21 EUR 200 225
Lithuania Government International
Bond
2.100% due 05/26/47 EUR 120 172
Lloyds Bank PLC
7.625% due 04/22/25 GBP 155 263
Loblaw Cos., Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.860% due 09/12/23 CAD 311 255
LVMH Moet Hennessy Louis Vuitton SE
0.125% due 02/28/23 EUR 200 224
Marks & Spencer Group PLC
4.750% due 06/12/25 GBP 178 265
Metro, Inc.
3.390% due 12/06/27 CAD 323 259
Mexican Bonos
Series M
7.750% due 11/13/42 MXN 3,110 179
National Australia Bank, Ltd.
Series GMTN
5.125% due 12/09/21 GBP 176 250
National Bank of Canada
Series DPNT
1.809% due 07/26/21 CAD 337 255
Nederlandse Waterschapsbank NV
0.125% due 05/28/27 EUR 360 410
Netherlands Government International
Bond
2.000% due 07/15/24 (Þ) EUR 690 855
0.250% due 07/15/25 (Þ) EUR 690 799
0.750% due 07/15/27 (Þ) EUR 200 242
Zero coupon due 01/15/24 (Þ) EUR 670 762
Network Rail Infrastructure Finance PLC
4.750% due 01/22/24 GBP 50 76
4.750% due 11/29/35 GBP 50 101
New Zealand Government International
Bond
Series 0427
4.500% due 04/15/27 NZD 180 142
NIBC Bank NV
1.500% due 01/31/22 EUR 222 254
Nidec Corp.
0.487% due 09/27/21 EUR 230 257
Nordic Investment Bank
3.400% due 02/06/26 AUD 250 188
Northern Powergrid Holdings Co.
7.250% due 12/15/22 GBP 160 248
Norway Government International Bond
Series 474
3.750% due 05/25/21 (Þ) NOK 1,250 140
Pembina Pipeline Corp.
2.990% due 01/22/24 CAD 330 256
Poland Government International Bond
Series 1029
2.750% due 10/25/29 PLN 830 225
Rogers Communications, Inc.
4.000% due 06/06/22 CAD 318 251
Royal Bank of Canada
Series DPNT
1.968% due 03/02/22 CAD 337 255
Santander UK PLC
1.625% due 05/10/21 GBP 196 260
Scottish Widows, Ltd.
5.500% due 06/16/23 GBP 175 258
Sky, Ltd.
1.875% due 11/24/23 EUR 213 253
SpareBank 1 SR-Bank ASA
2.125% due 04/14/21 EUR 222 253
Standard Chartered PLC
5.125% due 06/06/34 GBP 165 271
Suncor Energy, Inc.

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
462 Multifactor Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.100% due 11/26/21 CAD 327 252
Sweden Government International Bond
Series 1058
2.500% due 05/12/25 SEK 4,080 486
Sysco Canada, Inc.
3.650% due 04/25/25 CAD 324 260
Telefonica Emisiones SA
5.289% due 12/09/22 GBP 150 221
TELUS Corp.
Series CJ
3.350% due 03/15/23 CAD 327 255
Tesco PLC
2.500% due 05/02/25 GBP 191 264
Tikehau Capital SCA
2.250% due 10/14/26 EUR 200 232
Toronto-Dominion Bank (The)
Series DPNT
1.994% due 03/23/22 CAD 337 255
Total Capital International SA
0.250% due 07/12/23 EUR 200 225
Trinity Acquisition PLC
2.125% due 05/26/22 EUR 220 254
UniCredit SpA
6.950% due 10/31/22 EUR 196 253
United Kingdom Gilt
2.750% due 09/07/24 GBP 100 146
0.875% due 10/22/29 GBP 407 555
3.250% due 01/22/44 GBP 210 408
3.500% due 01/22/45 GBP 280 571
4.250% due 12/07/46 GBP 350 812
Veolia Environnement SA
0.672% due 03/30/22 EUR 200 225
Vivendi SA
0.750% due 05/26/21 EUR 200 224
Vodafone Group PLC
0.375% due 11/22/21 EUR 229 256
Volkswagen Financial Services AG
0.375% due 04/12/21 EUR 230 256
Volkswagen International Finance NV
Series 4Y
0.500% due 03/30/21 EUR 200 223
Vonovia Finance BV
0.750% due 01/25/22 EUR 200 226
Wesfarmers, Ltd.
1.250% due 10/07/21 EUR 226 256
Westcoast Energy, Inc.
3.120% due 12/05/22 CAD 326 254
Woolworths Group, Ltd.
2.850% due 04/23/24 AUD 360 253
53,579
United States Government Agencies - 3.6%
Fannie Mae
1.375% due 02/26/21 2,000 1,998
Freddie Mac
2.375% due 01/13/22 2,000 2,038
4,036
United States Government Treasuries - 19.1%
United States Treasury Notes
1.375% due 05/31/21 4,600 4,597
2.875% due 11/30/23 1,500 1,587
1.500% due 10/31/24 4,250 4,285
2.000% due 02/15/25 2,580 2,663
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.625% due 10/31/26 1,000 1,013
2.375% due 05/15/27 1,120 1,193
5.250% due 02/15/29 976 1,286
1.625% due 08/15/29 660 667
6.250% due 05/15/30 500 726
5.375% due 02/15/31 440 611
3.000% due 11/15/44 350 418
3.000% due 05/15/45 350 418
2.250% due 08/15/49 2,135 2,254
21,718
Total Long-Term Investments
(cost $107,286) 109,276
Short-Term Investments - 2.3%
Canada Government International Bond
2.000% due 11/01/20 CAD 1,500 1,137
U.S. Cash Management Fund(@) 1,498,201(∞) 1,499
Total Short-Term Investments
(cost $2,633) 2,636
Total Investments 98.6%
(identified cost $109,919) 111,912
Other Assets and Liabilities,
Net - 1.4%
1,587
Net Assets - 100.0%
113,499

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 463
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
7.7%
Bayer US Finance II LLC 11/13/19 241,000 104 .26 251
257
Bayer US Finance LLC 11/14/19 248,000 102 .59 254
261
Belgium Government International Bond 11/13/19 EUR 420,000 142 .65 599
609
Bonos y Obligaciones del Estado Government International Bond 11/13/19 EUR 270,000 119 .85 324
332
Bonos y Obligaciones del Estado Government International Bond 11/13/19 EUR 220,000 155 .56 342
350
Bonos y Obligaciones del Estado Government International Bond 11/13/19 EUR 480,000 168 .22 807
834
Commerzbank AG 11/14/19 217,000 115 .38 250
255
Daimler Finance NA LLC 11/14/19 247,000 102 .31 253
254
Danone SA 11/13/19 255,000 99 .90 255
256
Danske Bank A/S 11/14/19 239,000 104 .75 250
252
Enel Finance International NV 11/14/19 205,000 124 .88 256
277
Eni SpA 11/13/19 226,000 111 .80 253
262
Italy Buoni Poliennali Del Tesoro 11/13/19 EUR 330,000 132 .63 438
457
Mondelez International Holdings Netherlands BV 11/13/19 255,000 99 .88 255
256
Netherlands Government International Bond 11/13/19 EUR 670,000 112 .36 753
762
Netherlands Government International Bond 11/13/19 EUR 690,000 114 .17 788
799
Netherlands Government International Bond 11/13/19 EUR 200,000 118 .72 237
242
Netherlands Government International Bond 11/13/19 EUR 690,000 122 .46 845
855
Norway Government International Bond 11/13/19 NOK 1,250,000 11 .23 140
140
NXP BV / NXP Funding LLC 11/13/19 244,000 102 .24 249
251
Societe Generale SA 11/14/19 243,000 104 .63 254
260
Vistra Operations Co. LLC 11/14/19 247,000 101 .57 251
255
Volkswagen Group of America Finance LLC 11/14/19 246,000 103 .17 254
255
8,731
For a description of restricted securities see note 7 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 29 AUD 4,289 03/20
25
Canadian 10 Year Government Bond Futures 28 CAD 3,981 03/20
46
Euro- Bobl Futures 1 EUR 135 03/20
1
Euro-Bund Futures 19 EUR 3,326 03/20
54
Euro- Buxl 30 Year Bond Futures 1 EUR 211 03/20
8
Japan 10 Year Government Bond Futures 2 JPY 305,719 03/20
10
Japan 10 Year Mini Government Bond Futures 15 JPY 229,349 03/20
10
United States 2 Year Treasury Note Futures 61 USD 13,198 03/20
45
United States 5 Year Treasury Note Futures 25 USD 3,008 03/20
35
United States 10 Year Treasury Note Futures 50 USD 6,583 03/20
103
United States 10 Year Ultra Treasury Note Futures 20 USD 2,913 03/20
65
United States Treasury Long Bond Futures 3 USD 491 03/20
17
United States Treasury Ultra Bond Futures 7 USD 1,356 03/20
46
Short Positions
Australia 10 Year Government Bond Futures 8 AUD 1,183 03/20
(13)
Canadian 10 Year Government Bond Futures 30 CAD 4,265 03/20
(60)
Euro-Bund Futures 7 EUR 1,225 03/20
(19)
Japan 10 Year Government Bond Futures 1 JPY 152,860 03/20
(5)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
368

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
464 Multifactor Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 42 THB 1,273 02/26/20 (1)
Bank of America CAD 2,368 USD 1,797 03/18/20 7
Bank of America EUR 68 USD 76 02/26/20 —
Bank of America EUR 5,301 USD 5,921 03/18/20 26
Bank of America GBP 1,100 USD 1,455 03/18/20 —
Bank of America JPY 263,200 USD 2,438 03/18/20 3
Bank of America NOK 6,089 USD 686 02/26/20 24
Bank of America TRY 819 USD 138 02/26/20 1
Bank of Montreal USD 14 AUD 20 03/18/20 (1)
Bank of Montreal USD 230 EUR 205 03/18/20 (2)
Bank of Montreal USD 47 JPY 5,112 03/18/20 —
Bank of Montreal USD 1,773 JPY 191,500 03/18/20 (1)
Bank of Montreal CAD 2,368 USD 1,792 03/18/20 2
Bank of Montreal EUR 5,301 USD 5,919 03/18/20 25
Bank of Montreal GBP 500 USD 661 03/18/20 —
Bank of Montreal GBP 1,100 USD 1,455 03/18/20 —
Bank of Montreal JPY 263,200 USD 2,437 03/18/20 2
Brown Brothers Harriman CAD 110 USD 84 03/18/20 1
Brown Brothers Harriman CAD 2,368 USD 1,793 03/18/20 4
Brown Brothers Harriman CZK 4,614 USD 201 03/18/20 (2)
Brown Brothers Harriman EUR 65 USD 72 03/18/20 —
Brown Brothers Harriman EUR 73 USD 81 03/18/20 (1)
Brown Brothers Harriman EUR 5,301 USD 5,918 03/18/20 24
Brown Brothers Harriman GBP 80 USD 104 03/18/20 (2)
Brown Brothers Harriman GBP 130 USD 170 03/18/20 (2)
Brown Brothers Harriman GBP 1,100 USD 1,455 03/18/20 —
Brown Brothers Harriman HUF 26,945 USD 91 03/18/20 2
Brown Brothers Harriman JPY 263,200 USD 2,436 03/18/20 1
Brown Brothers Harriman PLN 880 USD 228 03/18/20 1
Citigroup USD 2,487 GBP 1,904 02/26/20 29
Commonwealth Bank of Australia USD 457 CAD 596 02/26/20 (6)
Commonwealth Bank of Australia CHF 1,550 USD 1,611 02/26/20 (1)
Royal Bank of Canada USD 291 CAD 380 03/18/20 (4)
Royal Bank of Canada USD 607 EUR 543 03/18/20 (3)
Royal Bank of Canada USD 446 GBP 342 03/18/20 6
Royal Bank of Canada USD 1,312 GBP 1,000 03/18/20 10
Royal Bank of Canada USD 290 JPY 31,800 03/18/20 4
Royal Bank of Canada USD 1,773 JPY 191,500 03/18/20 (2)
Royal Bank of Canada CAD 2,368 USD 1,793 03/18/20 3
Royal Bank of Canada EUR 5,301 USD 5,920 03/18/20 26
Royal Bank of Canada GBP 500 USD 661 03/18/20 —
Royal Bank of Canada GBP 1,100 USD 1,455 03/18/20 —
Royal Bank of Canada JPY 263,200 USD 2,437 03/18/20 2
State Street USD 51 CLP 38,757 02/26/20 (3)
State Street USD 564 COP 1,934,832 02/26/20 1
State Street USD 4 HKD 27 02/26/20 —
State Street USD 106 HKD 830 02/26/20 —
State Street USD 3 HUF 829 02/26/20 —
State Street USD 341 HUF 102,527 02/26/20 (3)
State Street USD 223 IDR 3,165,455 02/26/20 6
State Street USD 19 KRW 21,960 02/26/20 (1)
State Street USD 136 KRW 158,853 02/26/20 (3)
State Street USD 224 MXN 4,373 02/26/20 7
State Street USD 564 MYR 2,335 02/26/20 5
State Street USD 9 PEN 31 02/26/20 —
State Street USD 105 PEN 355 02/26/20 (1)
State Street USD 2 PHP 98 02/26/20 —
State Street USD 106 PHP 5,366 02/26/20 (1)
State Street USD 785 RUB 50,621 02/26/20 5
State Street USD 1,141 SEK 10,807 02/26/20 (17)
State Street USD 4 SGD 6 02/26/20 —
State Street USD 108 SGD 146 02/26/20 (1)
State Street USD — THB 14 02/26/20 —

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 465
T
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 8 TRY 49 02/26/20 —
State Street USD 767 TRY 4,518 02/26/20 (16)
State Street USD 3 TWD 99 02/26/20 —
State Street USD 44 TWD 1,301 02/26/20 (1)
State Street USD 226 ZAR 3,359 02/26/20 (3)
State Street AUD 30 USD 21 03/18/20 —
State Street AUD 2,713 USD 1,866 03/18/20 49
State Street CAD 80 USD 61 03/18/20 —
State Street CLP 1,012 USD 1 02/26/20 —
State Street CLP 179,380 USD 232 02/26/20 8
State Street COP 42,205 USD 13 02/26/20 —
State Street COP 391,497 USD 116 02/26/20 2
State Street DKK 3,370 USD 504 03/18/20 2
State Street EUR 60 USD 66 03/18/20 —
State Street HKD 4,402 USD 561 02/26/20 (5)
State Street HUF 21,170 USD 72 02/26/20 2
State Street IDR 73,087 USD 5 02/26/20 —
State Street IDR 598,073 USD 42 02/26/20 (1)
State Street JPY 133,742 USD 1,218 02/26/20 (18)
State Street KRW 919,269 USD 792 02/26/20 23
State Street MXN 54 USD 3 02/26/20 —
State Street MXN 881 USD 46 02/26/20 —
State Street MXN 3,232 USD 167 03/18/20 (3)
State Street MYR 50 USD 12 02/26/20 —
State Street MYR 432 USD 104 02/26/20 (1)
State Street NOK 1,319 USD 144 03/18/20 1
State Street NZD 220 USD 145 03/18/20 2
State Street PEN 1,908 USD 563 02/26/20 —
State Street PHP 28,576 USD 563 02/26/20 3
State Street RUB 1,055 USD 17 02/26/20 1
State Street RUB 10,423 USD 165 02/26/20 3
State Street SEK 4,765 USD 508 03/18/20 12
State Street SGD 766 USD 564 02/26/20 2
State Street THB 6,798 USD 225 02/26/20 7
State Street TWD 6,858 USD 227 02/26/20 1
State Street ZAR 26 USD 2 02/26/20 —
State Street ZAR 698 USD 48 02/26/20 2
UBS CAD 2,368 USD 1,797 03/18/20 7
UBS EUR 5,301 USD 5,920 03/18/20 25
UBS GBP 1,100 USD 1,455 03/18/20 —
UBS JPY 263,200 USD 2,438 03/18/20 3
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
276
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 18,680 $ —
$ —
$ 18,680
International Debt — 11,263 —
—
11,263
Non-US Bonds — 53,579 —
—
53,579
United States Government Agencies — 4,036 —
—
4,036
United States Government Treasuries — 21,718 —
—
21,718
Short-Term Investments — 1,137 —
1,499
2,636

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — January 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
466 Multifactor Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Total Investments — 110,413 — 1,499 111,912
Other Financial Instruments
Assets
Futures Contracts 46 5 — — — 46 5
Foreign Currency Exchange Contracts — 382 — — 382
Liabilities
Futures Contracts (9 7 ) — — — (9 7 )
Foreign Currency Exchange Contracts — (106) — — (106)
Total Other Financial Instruments
*
$ 368 $ 276 $ — $ — $ 644
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2020, see note 2 in the Notes to
Quarterly Report.

Russell Investment Company
Notes to Schedules of Investments — January 31, 2020 (Unaudited)
Notes to Schedules of Investments 467
Footnotes:
Abbreviations:
(Æ) Non-Income producing security.
(Ï) Forward commitment.
(Ê) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Å) Illiquid and restricted security.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional Amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end. 0.000% Rate is used as a placeholder.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( +) All or a portion of the security is owned by the Cayman Multi-Asset Growth Strategy Fund Ltd. See note 3 in the Notes to Quarterly
Report for details .
( &) All or a portion of the security is owned by the Cayman Commodity Strategies Fund Ltd. See note 3 in the Notes to Quarterly Report for details .
(
ƕ
) Unfunded loan agreement.
(
Ð
) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See Note 2 in the
Notes to Quarterly Report.
(0) Weekly payment frequency .
(1) Monthly payment frequency .
(2) Quarterly payment frequency .
(3) Semi-annual payment frequency .
(4) Annual payment frequency .
(5) Payment at termination .
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank

Russell Investment Company
Notes to Schedules of Investments, continued — January 31, 2020 (Unaudited)
468 Notes to Schedules of Investments
Foreign Currency Abbreviations:
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STIBOR – Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNY - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Company
Notes to Quarterly Report — January 31, 2020 (Unaudited)
Notes to Quarterly Report 469
Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 34 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). This Quarterly Report reports on 28 of these Funds.
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a
Third Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2020 (Unaudited)
470 Notes to Quarterly Report
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value
(“NAV”) of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2020 (Unaudited)
Notes to Quarterly Report 471
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Significant events that could trigger fair value pricing of one or more securities include: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
The Equity Income, Sustainable Equity, U.S. Dynamic Equity, U.S. Strategic Equity, U.S. Small Cap Equity, International Developed
Markets, Global Equity, Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid & Small Cap, Tax-Managed International Equity,
Tax-Managed Real Assets, Opportunistic Credit, Strategic Bond, Investment Grade Bond, Short Duration Bond, Tax-Exempt
High Yield Bond, Tax-Exempt Bond, Commodities Strategies, Global Infrastructure, Global Real Estate Securities, Strategic Call
Overwriting, Multifactor U.S. Equity, and Multifactor Bond Funds had no transfers between Levels 1, 2 and 3 for the period ended
January 31, 2020. Transfers which result from the application of fair value factors are purposely excluded because they represent the routine treatment of foreign securities in the normal course of business per the Board-approved securities valuation procedures.
The Emerging Markets, Unconstrained Total Return, Multi-Strategy Income, Multi-Asset Growth Strategy, and Multifactor
International Equity Funds had transfers out of Level 3 into Level 2 representing financial instruments for which approved vendor sources became available or inputs become observable. The amounts transferred were as follows:
The Tax-Managed U.S. Mid & Small Cap Fund had transfers out of Level 3 into Level 1 representing financial instruments for which approved vendor sources became available. The amounts transferred were as follows:
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.
Emerging Markets Fund $ 632,215
Unconstrained Total Return Fund 1,412,546
Multi-Strategy Income Fund 791,942
Multi-Asset Growth Strategy Fund 1,163,969
Multifactor International Equity Fund 86,655
Tax-Managed U.S. Mid & Small Cap Fund $ 126,440

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2020 (Unaudited)
472 Notes to Quarterly Report
The significant unobservable inputs used in fair value measurement of certain of the Funds' private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company.
These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Significant increases or decreases in the unobservable inputs would have a direct and proportional impact to fair value.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2020 (Unaudited)
Notes to Quarterly Report 473
of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house.
In November 2019, the Securities and Exchange Commission ("SEC") proposed new regulations applicable to a mutual fund’s use of derivatives. If adopted as proposed, these regulations could potentially limit or impact a Fund’s ability to invest in derivatives and negatively affect the Fund’s performance and ability to pursue its stated investment objective.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.
For the period ended January 31, 2020, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2020 (Unaudited)
474 Notes to Quarterly Report
The Funds' period end foreign currency exchange contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2020.
As of January 31, 2020 the Funds had cash collateral balances in connection with foreign currency contracts purchased/sold as follows:
Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed International Equity Fund Return enhancement, hedging and exposing cash to markets
Tax-Managed Real Asset Fund Exposing cash to markets and trade settlement
Opportunistic Credit Fund Return enhancement and hedging
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Investment Grade Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Commodity Strategies Fund Hedging
Global Infrastructure Fund Exposing cash to markets and trade settlement
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Multi-Strategy Income Fund Return enhancement and hedging
Multi-Asset Growth Strategy Fund Return enhancement and hedging
Multifactor International Equity Fund Return enhancement, hedging, and exposing cash to markets
Multifactor Bond Fund Return enhancement and hedging
Cash Collateral for Forwards Due to Broker
Strategic Bond Fund $ 300,000 $ 1,230,000,000
Investment Grade Bond Fund $ 110,000 $ 320,000
Multi-Strategy Income Fund $ 470,000 $ 317,248
Multi-Asset Growth Strategy Fund $ 1,885,043 $ 3,062

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2020 (Unaudited)
Notes to Quarterly Report 475
Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended January 31, 2020, the Funds purchased or sold options primarily for the strategies listed below:
The Funds' period end options contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2020.
As of January 31, 2020, the Funds had cash collateral balances in connection with options contracts purchased/sold as follows:
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) and commodity futures contracts (Commodity Strategies and Multi-Asset Growth Strategy Funds only). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract.
Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended January 31, 2020, the following Funds entered into futures contracts primarily for the strategies listed below:
Funds Strategies
Sustainable Equity Fund Exposing cash to markets
Opportunistic Credit Fund Return enhancement and hedging
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Commodity Strategies Fund Return enhancement
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Strategic Call Overwriting Fund Return enhancement and hedging
Multifactor Bond Fund Return enhancement and hedging
Cash Collateral for Options Due to Broker
Sustainable Equity Fund $ 2,176,098 $ —
Unconstrained Total Return Fund $ 13,797,039 $ 365,000
Strategic Call Overwriting Fund $ — $ 269,095

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2020 (Unaudited)
476 Notes to Quarterly Report
The Funds' period end futures contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2020.
As of January 31, 2020, the Funds had cash collateral balances in connection with futures contracts purchased/sold as follows:
Funds Strategies
Equity Income Fund Exposing cash to markets
Sustainable Equity Fund Exposing cash to markets
U.S. Dynamic Equity Fund Exposing cash to markets
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Global Equity Fund Return enhancement, hedging and exposing cash to markets
Emerging Markets Fund Return enhancement, hedging and exposing cash to markets
Tax-Managed U.S. Large Cap Fund Exposing cash to markets
Tax-Managed U.S. Mid & Small Cap Fund Exposing cash to markets
Tax-Managed International Equity Fund Return enhancement, hedging and exposing cash to markets
Tax-Managed Real Assets Fund Exposing cash to markets
Opportunistic Credit Fund Return enhancement, hedging and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Investment Grade Bond Fund Return enhancement, hedging and exposing cash to markets
Short Duration Bond Fund Return enhancement, hedging and exposing cash to markets
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Tax-Exempt Bond Fund Return enhancement and hedging
Commodity Strategies Fund Return enhancement
Global Infrastructure Fund Exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Multi-Strategy Income Fund Return enhancement, hedging and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Strategic Call Overwriting Fund Hedging and exposing cash to markets
Multifactor U.S. Equity Fund Exposing cash to markets
Multifactor International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Multifactor Bond Fund Return enhancement, hedging, and exposing cash to markets
Cash Collateral for Futures Due to Broker
Equity Income Fund $ 28,861 $ —
Sustainable Equity Fund $ 7,386 $ 1,500,000
U.S. Dynamic Equity Fund $ 116,746 $ —
U.S. Strategic Equity Fund $ — $ 242,417
U.S. Small Cap Equity Fund $ 1,753,513 $ —
International Developed Markets Fund $ 3,113,013 $ —
Global Equity Fund $ 5,024,220 $ —
Emerging Markets Fund $ 20,071,777 $ —
Tax-Managed International Equity Fund $ 19,446,396 $ —
Tax-Managed Real Assets Fund $ 314,750 $ —
Opportunistic Credit Fund $ 3,929,363 $ 390,439
Unconstrained Total Return Fund $ 5,196,440 $ 46,227
Strategic Bond Fund $ 25,648,477 $ 6,231,932
Investment Grade Bond Fund $ 1,268,085 $ 382,429
Short Duration Bond Fund $ 737,578 $ 25,077
Tax-Exempt High Yield Bond Fund $ 476,569 $ —
Tax-Exempt Bond Fund $ 2,035,978 $ —
Commodity Strategies Fund $ — $ 3,292,255
Global Infrastructure Fund $ 336,176 $ —
Global Real Estate Securities Fund $ 353,577 $ —

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2020 (Unaudited)
Notes to Quarterly Report 477
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, commodity-linked
(Commodity Strategies Fund and Multi-Asset Growth Strategy Fund only), total return (equity and/or index) and currency swaps.
Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.
Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’
investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
As of January 31, 2020, the Funds had cash collateral balances in connection with swap contracts purchased/sold as follows:
Cash Collateral for Futures Due to Broker
Multi-Strategy Income Fund $ 34,902,637 $ —
Multi-Asset Growth Strategy Fund $ 68,329,374 $ 2,582,414
Strategic Call Overwriting Fund $ 117,232 $ —
Multifactor U.S. Equity Fund $ 512,603 $ —
Multifactor International Equity Fund $ 9,296,634 $ —
Cash Collateral for Swaps Due to Broker
Emerging Markets Fund $ — $ 150,000
Opportunistic Credit Fund $ 560,056 $ 707,551
Unconstrained Total Return Fund $ 399.431 $ 2,480,000
Strategic Bond Fund $ 8,463,651 $ 3,471,554
Investment Grade Bond Fund $ 1,535,965 $ —
Short Duration Bond Fund $ 5,847 $ —
Tax-Exempt High Yield Bond Fund $ 7,530,158 $ —
Tax-Exempt Bond Fund $ 5,997,896 $ —
Commodity Strategies Fund $ 14,252,473 $ —
Multi-Strategy Income Fund $ 4,720,461 $ 1,585,230
Multi-Asset Growth Strategy Fund $ 20,734,707 $ 1,695,424
Multifactor Bond Fund $ 5,047,919 $ —

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2020 (Unaudited)
478 Notes to Quarterly Report
Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2020 (Unaudited)
Notes to Quarterly Report 479
may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of January 31,
2020, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended January 31, 2020, the Funds entered into credit default swaps primarily for the strategies listed below:
The Funds' period end credit default swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2020.
Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended January 31, 2020, the Funds entered into interest rate swaps primarily for the strategies listed below:
Funds Strategies
Opportunistic Credit Fund Return enhancement, hedging and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Investment Grade Bond Fund Return enhancement, hedging and exposing cash to markets
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Multifactor Bond Fund Return enhancement, hedging and exposing cash to markets

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2020 (Unaudited)
480 Notes to Quarterly Report
The Funds' interest rate swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2020.
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended January 31, 2020, the Funds entered into total return swaps primarily for the strategies listed below:
The Funds' period end total return swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2020.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended January 31, 2020, the Funds did not enter into any currency swaps.
Commodity-Linked Instruments
The Commodity Strategies and the Multi-Asset Growth Strategy Funds invest in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures or options contracts index, or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that such commodity-linked derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked derivative investments have been parallel to those of debt and equity securities.
The Commodity Strategies and Multi-Asset Growth Strategy Funds may invest in commodity-linked notes. Commodity linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity.
Funds Strategies
Opportunistic Credit Fund Return enhancement and hedging
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Investment Grade Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Tax-Exempt Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Multifactor Bond Fund Return enhancement and hedging
Funds Strategies
Emerging Markets Fund Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund Hedging
Commodity Strategies Fund Return enhancement
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2020 (Unaudited)
Notes to Quarterly Report 481
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower.
The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the
Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan. The total amount of unfunded loan commitments as of January 31, 2020, was $393,838.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a
“reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2020 (Unaudited)
482 Notes to Quarterly Report
Short Sales
The Sustainable Equity, U.S. Dynamic Equity, U.S. Small Cap Equity and Commodity Strategies Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer.
Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. Each of the Sustainable Equity Fund, U.S. Dynamic Equity Fund and U.S.
Small Cap Equity Fund currently engage in short sale transactions that are effected through State Street but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ respective reciprocal lending activity with
State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street's books but remain in a
Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these Funds to the risk that State Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile. However, the impact of
State Street’s failure to return a security lent to it by a Fund, or failure to return a Fund’s cash collateral, would be mitigated by the
Fund’s right under such circumstances to decline to return the securities the Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security).
To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than
State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds' custodian for the benefit of the broker. The Funds may also use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover their short positions in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short). These requirements may result in the
Funds being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Funds needing to sell holdings at a disadvantageous time to satisfy their obligations or to meet segregation requirements.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of January 31, 2020, the market value of securities on loan through the reciprocal lending program were as follows:
As of January 31, 2020, the Sustainable Equity Fund held $32,340,639, the U.S. Dynamic Equity Fund held $17,070,958, and the
U.S. Small Cap Equity Fund held $86,391,452 as collateral for short sales.
Amount
Sustainable Equity Fund
$ 23,381,185
U.S. Dynamic Equity Fund
11,600,004
U.S. Small Cap Equity Fund
63,530,744

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2020 (Unaudited)
Notes to Quarterly Report 483
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund's total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of January 31, 2020, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending ("GSAL"), in the U.S. Cash Collateral
Fund, an unregistered fund advised by RIM.
To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2020 (Unaudited)
484 Notes to Quarterly Report
other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2020 (Unaudited)
Notes to Quarterly Report 485
to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the
Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Certain Funds may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2020 (Unaudited)
486 Notes to Quarterly Report
maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
As of January 31, 2020, the Funds had no cash collateral balances in connection with TBAs.
Inflation-Indexed Bonds
The fixed income Funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by ICE
Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial
Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight
Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the
Funds or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Fund’s investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by a Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions
(including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region, or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2020 (Unaudited)
Notes to Quarterly Report 487
Investment in Cayman Commodity Strategies Fund Ltd. and Cayman Multi-Asset Growth Strategy Fund,
Ltd.
The Cayman Commodity Strategies Fund Ltd. and the Cayman Multi-Asset Growth Strategy Fund, Ltd. (each a "Subsidiary”)
are Cayman Island exempted companies and wholly owned subsidiaries of the Commodity Strategies Fund and the Multi-Asset
Growth Strategy Fund, respectively. Each Subsidiary acts as an investment vehicle for its respective Fund in order to effect certain investments on behalf of the Fund. The Fund is the sole shareholder of its Subsidiary and it is intended that the Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of January 31, 2020, the net assets of the Commodity
Strategies Fund were $318,333,555 of which $50,758,761 or approximately 15.9%, represents the Fund’s ownership of the shares of its Subsidiary, and the net assets of the Multi-Asset Growth Strategy Fund were $1,854,381,454 of which $39,982,619 or approximately 2.2%, represents the Fund’s ownership of the shares of its Subsidiary.
As of January 31, 2020, the market values of securities owned by the Cayman Commodity Strategies Fund Ltd. within the
Consolidated Schedule of Investments were as follows:
As of January 31, 2020, the market values of securities owned by the Cayman Multi-Asset Growth Strategy Fund, Ltd. within the
Consolidated Schedule of Investments were as follows:
The Commodity Strategies Fund and the Multi-Asset Growth Strategy Fund may invest up to 25% of their total assets in their respective Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. Each Subsidiary may also invest in fixed income securities. The financial statements of the Commodity Strategies and Multi-Asset Growth Strategy Funds have been consolidated and include the accounts of both the Fund and its respective Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.
Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations.
RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of January 31, 2020, the Funds had invested $1,461,618,359 in the U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the
Investment Company’s securities lending program in the amount of $344,925,432 is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM.
Federal Income Taxes
At January 31, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Federal Home Loan Bank Discount Notes $ 20,360,353
U.S. Cash Management Fund $ 15,939,359
United States Treasury Bills $ 15,917,401
U.S. Cash Management Fund $ 32,057,364
Equity Income
Fund
Sustainable
Equity Fund
U.S. Dynamic
Equity Fund
Cost of Investments
$ 204,823,374 $ 222,320,479 $ 172,259,000
Unrealized Appreciation
$ 80,775,688 $ 89,224,103 $ 29,010,702
Unrealized Depreciation
(7,912,800) (5,651,424) (5,854,296)

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2020 (Unaudited)
488 Notes to Quarterly Report
Equity Income
Fund
Sustainable
Equity Fund
U.S. Dynamic
Equity Fund
Net Unrealized Appreciation (Depreciation)
$ 72,862,888 $ 83,572,679 $ 23,156,406
U.S. Strategic
Equity Fund
U.S. Small Cap
Equity Fund
International
Developed
Markets Fund
Cost of Investments
$ 2,941,592,905 $ 1,616,331,230 $ 2,262,966,522
Unrealized Appreciation
$ 512,403,568 $ 124,603,571 $ 218,999,927
Unrealized Depreciation
(56,275,541) (59,594,357) (312,309,730)
Net Unrealized Appreciation (Depreciation)
$ 456,128,027 $ 65,009,214 $ (93,309,803)
Global Equity
Fund
Emerging
Markets Fund
Tax-Managed
U.S. Large Cap
Fund
Cost of Investments
$ 685,815,533 $ 1,481,524,206 $ 2,470,825,928
Unrealized Appreciation
$ 139,670,864 $ 282,590,112 $ 1,447,833,159
Unrealized Depreciation
(29,287,910) (103,854,550) (12,372,852)
Net Unrealized Appreciation (Depreciation)
$ 110,382,954 $ 178,735,562 $ 1,435,460,307
Tax-Managed
U.S. Mid & Small
Cap Fund
Tax-Managed
International
Equity Fund
Tax-Managed
Real Assets
Fund
Cost of Investments
$ 611,542,699 $ 1,570,276,433 $ 436,969,153
Unrealized Appreciation
$ 271,125,158 $ 285,744,882 $ 37,229,614
Unrealized Depreciation
(10,661,729) (37,242,914) (11,019,327)
Net Unrealized Appreciation (Depreciation)
$ 260,463,429 $ 248,501,968 $ 26,210,287
Opportunistic
Credit Fund
Unconstrained
Total Return
Fund
Strategic Bond
Fund
Cost of Investments
$ 675,618,732 $ 686,890,212 $ 3,804,368,286
Unrealized Appreciation
$ 43,178,785 $ 15,093,799 $ 177,416,054
Unrealized Depreciation
(53,703,512) (13,556,162) (35,642,814)
Net Unrealized Appreciation (Depreciation)
$ (10,524,727) $ 1,537,637 $ 141,773,240
Investment
Grade Bond
Fund
Short Duration
Bond Fund
Tax-Exempt High
Yield Bond Fund
Cost of Investments
$ 788,814,851 $ 419,196,321 $ 971,021,717
Unrealized Appreciation
$ 34,740,345 $ 6,273,633 $ 84,676,042
Unrealized Depreciation
(3,371,405) (1,255,858) (6,244,735)
Net Unrealized Appreciation (Depreciation)
$ 31,368,940 $ 5,017,775 $ 78,431,307
Tax-Exempt
Bond Fund
Commodity
Strategies Fund
Global
Infrastructure
Fund
Cost of Investments
$ 3,078,550,288 $ 390,315,818 $ 190,259,488
Unrealized Appreciation
$ 177,446,700 $ 1,219,145 $ 52,600,811
Unrealized Depreciation
(6,665,576) (20,697,309) (3,378,653)
Net Unrealized Appreciation (Depreciation)
$ 170,781,124 $ (19,478,164) $ 49,222,158
Global Real
Estate Securities
Fund
Multi-Strategy
Income Fund
Multi-Asset
Growth Strategy
Fund
Cost of Investments
$ 669,464,441 $ 978,017,037 $ 1,996,150,965
Unrealized Appreciation
$ 129,197,356 $ 27,115,788 $ 3,401,238
Unrealized Depreciation
(4,933,485) (22,804,602) (4,430,980)
Net Unrealized Appreciation (Depreciation)
$ 124,263,871 $ 4,311,186 $ (1,029,742)

Russell Investment Company
Notes to Quarterly Report, continued — January 31, 2020 (Unaudited)
Notes to Quarterly Report 489
Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended ("the Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of restricted securities that have been footnoted as a restricted security.
Commitments and Contingencies
Certain Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented in the Schedules of Investments.
Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the Quarterly Report was issued and noted no events have occurred that require disclosure.
Strategic Call
Overwriting
Fund
Multifactor U.S.
Equity Fund
Multifactor
International
Equity Fund
Cost of Investments
$ 49,597,507 $ 585,493,565 $ 617,168,070
Unrealized Appreciation
$ 51,752,301 $ 197,321,391 $ 67,440,299
Unrealized Depreciation
(784,083) (17,829,697) (32,472,968)
Net Unrealized Appreciation (Depreciation)
$ 50,968,218 $ 179,491,694 $ 34,967,331
Multifactor Bond
Fund
Cost of Investments
$ 110,788,294
Unrealized Appreciation
$ 2,813,181
Unrealized Depreciation
(184,666)
Net Unrealized Appreciation (Depreciation)
$ 2,628,515

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com